UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2016

Date of reporting period: December 31, 2015

Item 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® ASIA 50 ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.54%

CHINA — 31.19%
China Construction Bank Corp. Class H	26,565,960	$18,201,615
China Life Insurance Co. Ltd. Class H	2,002,000	6,470,855
China Mobile Ltd.	1,501,500	16,952,091
China Petroleum & Chemical Corp. Class H	6,777,600	4,092,717
CNOOC Ltd.	4,235,000	4,409,779
Industrial & Commercial Bank of China Ltd. Class H	20,790,115	12,554,304
PetroChina Co. Ltd. Class H	5,698,000	3,734,875
Ping An Insurance Group Co. of China Ltd. Class H	1,386,000	7,689,916
Tencent Holdings Ltd.	1,447,600	28,484,481

		102,590,633
HONG KONG — 21.24%
AIA Group Ltd.	3,218,600	19,352,756
BOC Hong Kong Holdings Ltd.	962,500	2,943,330
Cheung Kong Property Holdings Ltd.	757,648	4,927,061
CK Hutchison Holdings Ltd.	731,648	9,874,697
CLP Holdings Ltd.	539,000	4,579,672
Galaxy Entertainment Group Ltd.	693,000	2,186,261
Hang Seng Bank Ltd.	192,500	3,663,639
Hong Kong & China Gas Co. Ltd.	1,771,289	3,473,945
Hong Kong Exchanges and Clearing Ltd.	308,000	7,888,621
Power Assets Holdings Ltd.	346,500	3,187,738
Sands China Ltd.	646,800	2,215,769
Sun Hung Kai Properties Ltd.	462,000	5,579,660

		69,873,149
SINGAPORE — 8.01%
DBS Group Holdings Ltd.	477,400	5,616,471
Jardine Matheson Holdings Ltd.[a]	77,000	3,752,210
Keppel Corp. Ltd.	377,300	1,731,381
Oversea-Chinese Banking Corp. Ltd.[a]	762,374	4,729,067
Singapore Telecommunications Ltd.	2,055,900	5,318,544
United Overseas Bank Ltd.[a]	377,300	5,215,418

		26,363,091

Security	Shares	Value

SOUTH KOREA — 21.57%
Hyundai Mobis Co. Ltd.	18,326	$3,852,594
Hyundai Motor Co.	40,964	5,205,438
KB Financial Group Inc.	104,181	2,945,376
Kia Motors Corp.	72,149	3,236,568
KT&G Corp.	36,960	3,293,949
LG Chem Ltd.	11,704	3,278,976
POSCO	21,560	3,061,481
Samsung C&T Corp.[b]	24,948	2,978,739
Samsung Electronics Co. Ltd.	32,186	34,586,465
Shinhan Financial Group Co. Ltd.	130,823	4,412,647
SK Hynix Inc.	157,149	4,121,216

		70,973,449
TAIWAN — 17.53%
Cathay Financial Holding Co. Ltd.	2,233,866	3,148,780
China Steel Corp.	3,311,108	1,809,431
Chunghwa Telecom Co. Ltd.	1,001,551	3,021,698
CTBC Financial Holding Co. Ltd.	4,543,444	2,337,632
Delta Electronics Inc.	539,000	2,551,664
Formosa Chemicals & Fibre Corp.	1,001,804	2,256,933
Formosa Plastics Corp.	1,309,071	3,068,727
Fubon Financial Holding Co. Ltd.	2,002,000	2,742,716
Hon Hai Precision Industry Co. Ltd.	3,696,424	9,092,796
MediaTek Inc.	385,112	2,931,105
Nan Ya Plastics Corp.	1,386,510	2,574,881
Taiwan Semiconductor Manufacturing Co. Ltd.	5,082,343	22,126,071

		57,662,434

TOTAL COMMON STOCKS
(Cost: $309,807,018)		327,462,756

SHORT-TERM INVESTMENTS — 0.30%

MONEY MARKET FUNDS — 0.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	801,334	801,334
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	40,212	40,212

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® ASIA 50 ETF

December 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	131,494	$131,494

		973,040

TOTAL SHORT-TERM INVESTMENTS
(Cost: $973,040)		973,040

TOTAL INVESTMENTS IN SECURITIES — 99.84%
(Cost: $310,780,058)		328,435,796
Other Assets, Less Liabilities — 0.16%		534,471

NET ASSETS — 100.00%		$328,970,267

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

2

Schedule of Investments (Unaudited)

iSHARES® CORE S&P 500 ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 2.71%
Boeing Co. (The)	2,467,839	$356,824,841
General Dynamics Corp.	1,164,358	159,936,215
Honeywell International Inc.	3,019,984	312,779,743
L-3 Communications Holdings Inc.	307,132	36,705,345
Lockheed Martin Corp.	1,035,568	224,873,591
Northrop Grumman Corp.	714,628	134,928,913
Precision Castparts Corp.	539,120	125,081,231
Raytheon Co.	1,179,791	146,919,373
Rockwell Collins Inc.	515,003	47,534,777
Textron Inc.	1,072,269	45,046,021
United Technologies Corp.	3,232,520	310,548,196

		1,901,178,246
AIR FREIGHT & LOGISTICS — 0.69%
CH Robinson Worldwide Inc.	562,714	34,899,522
Expeditors International of Washington Inc.	730,379	32,940,093
FedEx Corp.	1,028,991	153,309,369
United Parcel Service Inc. Class B	2,727,865	262,502,449

		483,651,433
AIRLINES — 0.65%
American Airlines Group Inc.	2,469,747	104,593,785
Delta Air Lines Inc.	3,081,640	156,208,332
Southwest Airlines Co.	2,548,264	109,728,248
United Continental Holdings Inc.[a]	1,460,754	83,701,204

		454,231,569
AUTO COMPONENTS — 0.38%
BorgWarner Inc.	878,210	37,965,018
Delphi Automotive PLC	1,097,459	94,085,160
Goodyear Tire & Rubber Co. (The)	1,053,196	34,407,913
Johnson Controls Inc.	2,537,726	100,214,800

		266,672,891

Security	Shares	Value

AUTOMOBILES — 0.62%
Ford Motor Co.	15,273,342	$215,201,389
General Motors Co.	5,548,806	188,714,892
Harley-Davidson Inc.	751,717	34,120,434

		438,036,715
BANKS — 6.03%
Bank of America Corp.	40,801,748	686,693,419
BB&T Corp.	3,056,835	115,578,931
Citigroup Inc.	11,673,300	604,093,275
Comerica Inc.	692,167	28,953,346
Fifth Third Bancorp.	3,112,330	62,557,833
Huntington Bancshares Inc./OH	3,121,316	34,521,755
JPMorgan Chase & Co.	14,424,665	952,460,630
KeyCorp	3,273,040	43,171,398
M&T Bank Corp.	626,857	75,962,531
People’s United Financial Inc.	1,213,729	19,601,723
PNC Financial Services Group Inc. (The)[b]	1,989,725	189,640,690
Regions Financial Corp.	5,114,968	49,103,693
SunTrust Banks Inc.	1,996,764	85,541,370
U.S. Bancorp.	6,442,969	274,921,487
Wells Fargo & Co.	18,213,820	990,103,255
Zions BanCorp.	798,644	21,802,981

		4,234,708,317
BEVERAGES — 2.31%
Brown-Forman Corp. Class B	398,193	39,532,601
Coca-Cola Co. (The)	15,337,515	658,899,644
Coca-Cola Enterprises Inc.	818,067	40,281,619
Constellation Brands Inc. Class A	678,433	96,635,997
Dr Pepper Snapple Group Inc.	740,109	68,978,159
Molson Coors Brewing Co. Class B	617,385	57,984,799
Monster Beverage Corp.[a]	587,797	87,558,241
PepsiCo Inc.	5,708,733	570,416,601

		1,620,287,661

3

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2015

Security	Shares	Value

BIOTECHNOLOGY — 3.71%
AbbVie Inc.	6,405,824	$379,481,014
Alexion Pharmaceuticals Inc.[a]	882,888	168,410,886
Amgen Inc.	2,955,867	479,825,890
Baxalta Inc.	2,126,757	83,007,326
Biogen Inc.[a]	873,456	267,583,245
Celgene Corp.[a]	3,078,623	368,695,890
Gilead Sciences Inc.	5,647,325	571,452,817
Regeneron Pharmaceuticals Inc.[a,c]	304,194	165,137,797
Vertex Pharmaceuticals Inc.[a]	962,767	121,144,972

		2,604,739,837
BUILDING PRODUCTS — 0.09%
Allegion PLC	375,593	24,759,091
Masco Corp.	1,318,297	37,307,805

		62,066,896
CAPITAL MARKETS — 2.10%
Affiliated Managers Group Inc.[a,c]	211,619	33,808,251
Ameriprise Financial Inc.	682,223	72,602,172
Bank of New York Mellon Corp. (The)	4,282,528	176,525,804
BlackRock Inc.[b]	494,772	168,479,762
Charles Schwab Corp. (The)	4,694,264	154,582,114
E*TRADE Financial Corp.[a]	1,147,584	34,014,390
Franklin Resources Inc.	1,484,735	54,667,943
Goldman Sachs Group Inc. (The)	1,554,401	280,149,692
Invesco Ltd.	1,660,737	55,601,475
Legg Mason Inc.	420,962	16,514,339
Morgan Stanley	5,917,603	188,238,951
Northern Trust Corp.	851,600	61,391,844
State Street Corp.	1,580,965	104,912,837
T Rowe Price Group Inc.	983,853	70,335,651

		1,471,825,225
CHEMICALS — 2.09%
Air Products & Chemicals Inc.	759,684	98,842,485
Airgas Inc.	254,086	35,145,176

Security	Shares	Value

CF Industries Holdings Inc.	913,195	$37,267,488
Dow Chemical Co. (The)	4,406,458	226,844,458
Eastman Chemical Co.	582,250	39,307,698
Ecolab Inc.	1,041,364	119,111,214
EI du Pont de Nemours & Co.	3,434,237	228,720,184
FMC Corp.	524,544	20,525,407
International Flavors & Fragrances Inc.	314,305	37,603,450
LyondellBasell Industries NV Class A	1,408,830	122,427,327
Monsanto Co.	1,723,391	169,788,481
Mosaic Co. (The)	1,313,867	36,249,591
PPG Industries Inc.	1,055,053	104,260,337
Praxair Inc.	1,116,094	114,288,026
Sherwin-Williams Co. (The)	310,057	80,490,797

		1,470,872,119

COMMERCIAL SERVICES & SUPPLIES — 0.41%
ADT Corp. (The)[c]	645,499	21,288,557
Cintas Corp.	342,613	31,194,914
Pitney Bowes Inc.	769,703	15,894,367
Republic Services Inc.	938,739	41,295,128
Stericycle Inc.[a,c]	332,993	40,158,956
Tyco International PLC	1,656,433	52,823,648
Waste Management Inc.	1,626,992	86,832,563

		289,488,133

COMMUNICATIONS EQUIPMENT — 1.40%
Cisco Systems Inc.	19,890,831	540,135,516
F5 Networks Inc.[a,c]	275,739	26,735,654
Harris Corp.	487,448	42,359,231
Juniper Networks Inc.	1,390,850	38,387,460
Motorola Solutions Inc.	629,525	43,090,986
QUALCOMM Inc.	5,889,937	294,408,501

		985,117,348

CONSTRUCTION & ENGINEERING — 0.08%
Fluor Corp.	554,637	26,189,959
Jacobs Engineering Group Inc.[a,c]	480,160	20,142,712
Quanta Services Inc.[a]	625,843	12,673,321

		59,005,992

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2015

Security	Shares	Value

CONSTRUCTION MATERIALS — 0.12%
Martin Marietta Materials Inc.	259,149	$35,394,570
Vulcan Materials Co.	522,344	49,607,010

		85,001,580
CONSUMER FINANCE — 0.83%
American Express Co.	3,278,288	228,004,930
Capital One Financial Corp.	2,084,695	150,473,285
Discover Financial Services	1,674,954	89,811,034
Navient Corp.	1,423,980	16,304,571
Synchrony Financial[a]	3,267,095	99,352,359

		583,946,179
CONTAINERS & PACKAGING — 0.30%
Avery Dennison Corp.	357,656	22,410,725
Ball Corp.	534,109	38,845,748
International Paper Co.	1,624,347	61,237,882
Owens-Illinois Inc.[a]	630,145	10,977,126
Sealed Air Corp.	773,505	34,498,323
WestRock Co.	1,007,407	45,957,907

		213,927,711
DISTRIBUTORS — 0.07%
Genuine Parts Co.	590,693	50,734,622

		50,734,622
DIVERSIFIED CONSUMER SERVICES — 0.04%
H&R Block Inc.	923,375	30,757,621

		30,757,621
DIVERSIFIED FINANCIAL SERVICES — 2.04%
Berkshire Hathaway Inc. Class Ba,c	7,341,157	969,326,370
CME Group Inc./IL	1,325,279	120,070,277
Intercontinental Exchange Inc.	465,348	119,250,079
Leucadia National Corp.	1,306,026	22,711,792
McGraw Hill Financial Inc.	1,059,118	104,407,853
Moody’s Corp.	673,921	67,621,233
Nasdaq Inc.	450,276	26,192,555

		1,429,580,159
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.42%
AT&T Inc.	24,106,877	829,517,638
CenturyLink Inc.	2,151,082	54,121,223

Security	Shares	Value

Frontier Communications Corp.[c]	4,572,163	$21,352,001
Level 3 Communications Inc.[a]	1,130,698	61,464,743
Verizon Communications Inc.	15,944,054	736,934,176

		1,703,389,781
ELECTRIC UTILITIES — 1.73%
American Electric Power Co. Inc.	1,923,178	112,063,582
Duke Energy Corp.	2,697,125	192,547,754
Edison International	1,276,590	75,586,894
Entergy Corp.	698,933	47,779,060
Eversource Energy	1,242,800	63,469,796
Exelon Corp.	3,603,103	100,058,170
FirstEnergy Corp.	1,657,545	52,593,903
NextEra Energy Inc.	1,804,513	187,470,856
Pepco Holdings Inc.	992,055	25,803,350
Pinnacle West Capital Corp.	434,287	28,002,826
PPL Corp.	2,632,231	89,838,044
Southern Co. (The)	3,561,504	166,642,772
Xcel Energy Inc.	1,988,467	71,405,850

		1,213,262,857
ELECTRICAL EQUIPMENT — 0.46%
AMETEK Inc.	932,046	49,948,345
Eaton Corp. PLC	1,813,361	94,367,306
Emerson Electric Co.	2,564,737	122,671,371
Rockwell Automation Inc.	517,243	53,074,304

		320,061,326
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.37%
Amphenol Corp. Class A	1,207,817	63,084,282
Corning Inc.	4,635,199	84,731,438
FLIR Systems Inc.	541,160	15,190,361
TE Connectivity Ltd.	1,513,653	97,797,120

		260,803,201
ENERGY EQUIPMENT & SERVICES — 1.02%
Baker Hughes Inc.	1,708,668	78,855,028
Cameron International Corp.[a]	748,807	47,324,602

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2015

Security	Shares	Value

Diamond Offshore Drilling Inc.[c]	252,396	$5,325,556
Ensco PLC Class A	922,938	14,204,016
FMC Technologies Inc.[a]	893,192	25,911,500
Halliburton Co.	3,353,226	114,143,813
Helmerich & Payne Inc.	423,210	22,662,895
National Oilwell Varco Inc.	1,472,242	49,305,385
Schlumberger Ltd.	4,941,689	344,682,808
Transocean Ltd.[c]	1,342,014	16,614,133

		719,029,736
FOOD & STAPLES RETAILING — 2.36%
Costco Wholesale Corp.	1,713,998	276,810,677
CVS Health Corp.	4,339,069	424,230,776
Kroger Co. (The)	3,814,184	159,547,317
Sysco Corp.	2,057,059	84,339,419
Wal-Mart Stores Inc.	6,147,909	376,866,822
Walgreens Boots Alliance Inc.	3,413,188	290,650,024
Whole Foods Market Inc.	1,337,120	44,793,520

		1,657,238,555
FOOD PRODUCTS — 1.71%
Archer-Daniels-Midland Co.	2,338,152	85,763,415
Campbell Soup Co.	703,690	36,978,909
ConAgra Foods Inc.	1,696,209	71,512,171
General Mills Inc.	2,341,920	135,035,107
Hershey Co. (The)	562,944	50,254,011
Hormel Foods Corp.	528,552	41,797,892
JM Smucker Co. (The)	468,899	57,834,003
Kellogg Co.	999,791	72,254,896
Keurig Green Mountain Inc.	455,125	40,952,147
Kraft Heinz Co. (The)	2,329,789	169,515,448
McCormick & Co. Inc./MD	455,616	38,982,505
Mead Johnson Nutrition Co.	772,408	60,981,612
Mondelez International Inc. Class A	6,227,215	279,228,321
Tyson Foods Inc. Class A	1,158,391	61,776,992

		1,202,867,429

Security	Shares	Value

GAS UTILITIES — 0.04%
AGL Resources Inc.	470,660	$30,032,815

		30,032,815
HEALTH CARE EQUIPMENT & SUPPLIES — 2.15%
Abbott Laboratories	5,845,366	262,515,387
Baxter International Inc.	2,143,348	81,768,726
Becton Dickinson and Co.	825,712	127,233,962
Boston Scientific Corp.[a,c]	5,270,816	97,193,847
CR Bard Inc.	289,481	54,839,281
DENTSPLY International Inc.	547,990	33,345,191
Edwards Lifesciences Corp.[a]	845,188	66,752,948
Intuitive Surgical Inc.[a,c]	146,385	79,949,632
Medtronic PLC	5,510,082	423,835,507
St. Jude Medical Inc.	1,107,526	68,411,881
Stryker Corp.	1,237,551	115,017,990
Varian Medical Systems Inc.[a,c]	379,587	30,670,630
Zimmer Biomet Holdings Inc.	670,698	68,806,908

		1,510,341,890
HEALTH CARE PROVIDERS & SERVICES — 2.74%
Aetna Inc.	1,366,294	147,723,707
AmerisourceBergen Corp.	765,438	79,383,575
Anthem Inc.	1,022,942	142,639,032
Cardinal Health Inc.	1,289,048	115,073,315
Cigna Corp.	1,009,352	147,698,478
DaVita HealthCare Partners Inc.[a]	653,105	45,527,950
Express Scripts Holding Co.[a,c]	2,650,014	231,637,724
HCA Holdings Inc.[a,c]	1,229,933	83,180,369
Henry Schein Inc.[a,c]	324,910	51,397,513
Humana Inc.	580,786	103,676,109
Laboratory Corp. of America Holdings[a]	396,517	49,025,362
McKesson Corp.	901,654	177,833,218
Patterson Companies Inc.	328,350	14,844,704
Quest Diagnostics Inc.	561,651	39,955,852
Tenet Healthcare Corp.[a,c]	391,179	11,852,724

6

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2015

Security	Shares	Value

UnitedHealth Group Inc.	3,734,794	$439,361,166
Universal Health Services Inc. Class B	357,280	42,691,387

		1,923,502,185
HEALTH CARE TECHNOLOGY — 0.10%
Cerner Corp.[a]	1,192,993	71,782,389

		71,782,389
HOTELS, RESTAURANTS & LEISURE — 1.85%
Carnival Corp.	1,803,512	98,255,334
Chipotle Mexican Grill Inc.[a,c]	122,208	58,641,509
Darden Restaurants Inc.	451,835	28,754,779
Marriott International Inc./MD Class A	755,596	50,655,156
McDonald’s Corp.	3,598,123	425,082,251
Royal Caribbean Cruises Ltd.	672,335	68,047,025
Starbucks Corp.	5,818,251	349,269,608
Starwood Hotels & Resorts Worldwide Inc.	660,968	45,791,863
Wyndham Worldwide Corp.	454,897	33,048,267
Wynn Resorts Ltd.	317,831	21,990,727
Yum! Brands Inc.	1,689,730	123,434,776

		1,302,971,295
HOUSEHOLD DURABLES — 0.43%
DR Horton Inc.	1,285,700	41,180,971
Garmin Ltd.[c]	463,259	17,219,337
Harman International Industries Inc.	278,027	26,192,924
Leggett & Platt Inc.	533,049	22,398,719
Lennar Corp. Class A	701,481	34,309,436
Mohawk Industries Inc.[a,c]	249,083	47,173,829
Newell Rubbermaid Inc.	1,046,532	46,131,130
PulteGroup Inc.	1,244,767	22,181,748
Whirlpool Corp.	306,383	44,998,471

		301,786,565
HOUSEHOLD PRODUCTS — 1.95%
Church & Dwight Co. Inc.	511,857	43,446,422
Clorox Co. (The)	505,807	64,151,502

Security	Shares	Value

Colgate-Palmolive Co.	3,514,625	$234,144,318
Kimberly-Clark Corp.	1,422,343	181,064,264
Procter & Gamble Co. (The)	10,660,684	846,564,916

		1,369,371,422
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.06%
AES Corp./VA	2,636,219	25,228,616
NRG Energy Inc.	1,235,248	14,538,869

		39,767,485
INDUSTRIAL CONGLOMERATES — 2.57%
3M Co.	2,412,698	363,448,827
Danaher Corp.	2,336,200	216,986,256
General Electric Co.	36,982,708	1,152,011,354
Roper Technologies Inc.	394,990	74,965,152

		1,807,411,589
INSURANCE — 2.71%
ACE Ltd.	1,270,228	148,426,142
Aflac Inc.	1,672,081	100,157,652
Allstate Corp. (The)	1,517,530	94,223,438
American International Group Inc.	4,847,288	300,386,437
Aon PLC	1,073,285	98,967,610
Assurant Inc.	257,645	20,750,728
Chubb Corp. (The)	889,668	118,005,564
Cincinnati Financial Corp.	577,571	34,174,876
Hartford Financial Services Group Inc. (The)	1,604,926	69,750,084
Lincoln National Corp.	969,605	48,732,347
Loews Corp.	1,096,794	42,116,890
Marsh & McLennan Companies Inc.	2,043,945	113,336,750
MetLife Inc.	4,355,805	209,993,359
Principal Financial Group Inc.	1,066,746	47,982,235
Progressive Corp. (The)	2,290,178	72,827,660
Prudential Financial Inc.	1,759,330	143,227,055
Torchmark Corp.	449,217	25,677,244
Travelers Companies Inc. (The)	1,192,030	134,532,506
Unum Group	953,817	31,752,568

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2015

Security	Shares	Value

XL Group PLC	1,166,643	$45,709,073

		1,900,730,218
INTERNET & CATALOG RETAIL — 2.21%
Amazon.com Inc.[a]	1,506,228	1,018,044,443
Expedia Inc.	461,143	57,320,075
Netflix Inc.[a,c]	1,674,627	191,543,836
Priceline Group Inc. (The)[a,c]	195,077	248,713,421
TripAdvisor Inc.[a,c]	442,726	37,742,392

		1,553,364,167
INTERNET SOFTWARE & SERVICES — 4.28%
Akamai Technologies Inc.[a]	698,096	36,740,793
Alphabet Inc. Class Aa,c	1,141,580	888,160,656
Alphabet Inc. Class Ca	1,164,330	883,586,750
eBay Inc.[a]	4,328,122	118,936,793
Facebook Inc. Class Aa	8,896,884	931,147,879
VeriSign Inc.[a,c]	384,449	33,585,465
Yahoo! Inc.[a]	3,404,174	113,222,827

		3,005,381,163
IT SERVICES — 3.67%
Accenture PLC Class A	2,448,325	255,849,962
Alliance Data Systems Corp.[a,c]	239,550	66,252,343
Automatic Data Processing Inc.	1,807,162	153,102,765
Cognizant Technology Solutions Corp. Class Aa,c	2,382,601	143,003,712
CSRA Inc.	541,179	16,235,370
Fidelity National Information Services Inc.	1,087,050	65,875,230
Fiserv Inc.[a,c]	895,476	81,900,235
International Business Machines Corp.	3,497,305	481,299,114
MasterCard Inc. Class A	3,880,182	377,774,520
Paychex Inc.	1,257,255	66,496,217
PayPal Holdings Inc.[a]	4,356,108	157,691,110
Teradata Corp.[a,c]	519,966	13,737,502
Total System Services Inc.	663,205	33,027,609
Visa Inc. Class A	7,627,216	591,490,601

Security	Shares	Value

Western Union Co. (The)[c]	1,979,708	$35,456,570
Xerox Corp.	3,728,643	39,635,475

		2,578,828,335
LEISURE PRODUCTS — 0.09%
Hasbro Inc.	439,431	29,600,072
Mattel Inc.	1,329,600	36,125,232

		65,725,304
LIFE SCIENCES TOOLS & SERVICES — 0.64%
Agilent Technologies Inc.	1,298,467	54,288,905
Illumina Inc.[a,c]	573,641	110,107,522
PerkinElmer Inc.	438,532	23,492,159
Thermo Fisher Scientific Inc.	1,563,863	221,833,967
Waters Corp.[a,c]	319,978	43,062,639

		452,785,192
MACHINERY — 1.17%
Caterpillar Inc.[c]	2,281,353	155,040,750
Cummins Inc.	643,584	56,641,828
Deere & Co.	1,221,525	93,165,712
Dover Corp.	607,175	37,225,899
Flowserve Corp.	512,100	21,549,168
Illinois Tool Works Inc.	1,281,836	118,800,560
Ingersoll-Rand PLC	1,022,825	56,551,994
PACCAR Inc.	1,384,906	65,644,544
Parker-Hannifin Corp.	532,795	51,670,459
Pentair PLC	706,227	34,979,423
Snap-on Inc.	227,525	39,004,611
Stanley Black & Decker Inc.	586,667	62,614,969
Xylem Inc./NY	702,749	25,650,339

		818,540,256
MEDIA — 3.03%
Cablevision Systems Corp. Class A	870,784	27,778,010
CBS Corp. Class B NVS	1,699,348	80,090,271
Comcast Corp. Class A	9,601,593	541,817,893
Discovery Communications Inc. Class Aa,c	586,606	15,650,648

8

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2015

Security	Shares	Value

Discovery Communications Inc. Class C NVS[a,c]	1,009,019	$25,447,459
Interpublic Group of Companies Inc. (The)	1,592,091	37,063,879
News Corp. Class A	1,497,754	20,009,993
News Corp. Class B	422,101	5,892,530
Omnicom Group Inc.	949,189	71,815,640
Scripps Networks Interactive Inc. Class Ac	370,175	20,437,362
TEGNA Inc.	867,820	22,146,766
Time Warner Cable Inc.	1,109,680	205,945,511
Time Warner Inc.	3,132,642	202,587,958
Twenty-First Century Fox Inc. Class A	4,587,330	124,591,883
Twenty-First Century Fox Inc. Class B	1,689,470	46,004,268
Viacom Inc. Class B NVS	1,360,232	55,987,149
Walt Disney Co. (The)	5,959,804	626,256,204

		2,129,523,424
METALS & MINING — 0.24%
Alcoa Inc.	5,133,242	50,665,099
Freeport-McMoRan Inc.	4,528,617	30,658,737
Newmont Mining Corp.	2,073,094	37,294,961
Nucor Corp.	1,252,293	50,467,408

		169,086,205
MULTI-UTILITIES — 1.16%
Ameren Corp.	950,665	41,097,248
CenterPoint Energy Inc.	1,685,747	30,950,315
CMS Energy Corp.	1,085,586	39,167,943
Consolidated Edison Inc.	1,148,795	73,833,055
Dominion Resources Inc./VA	2,332,698	157,783,693
DTE Energy Co.	703,227	56,391,773
NiSource Inc.	1,251,134	24,409,624
PG&E Corp.	1,921,707	102,215,595
Public Service Enterprise Group Inc.	1,982,453	76,701,106
SCANA Corp.	559,740	33,858,673
Sempra Energy	923,919	86,857,625
TECO Energy Inc.	923,595	24,613,807

Security	Shares	Value

WEC Energy Group Inc.	1,236,889	$63,464,775

		811,345,232
MULTILINE RETAIL — 0.62%
Dollar General Corp.	1,139,941	81,927,560
Dollar Tree Inc.[a,c]	919,976	71,040,547
Kohl’s Corp.	743,732	35,423,955
Macy’s Inc.	1,231,722	43,085,635
Nordstrom Inc.[c]	532,999	26,548,680
Target Corp.	2,413,862	175,270,520

		433,296,897
OIL, GAS & CONSUMABLE FUELS — 5.46%
Anadarko Petroleum Corp.	1,990,962	96,720,934
Apache Corp.	1,481,126	65,865,673
Cabot Oil & Gas Corp.	1,624,599	28,739,156
Chesapeake Energy Corp.[c]	2,024,525	9,110,363
Chevron Corp.	7,374,843	663,440,876
Cimarex Energy Co.	370,477	33,113,234
Columbia Pipeline Group Inc.	1,523,066	30,461,320
ConocoPhillips	4,837,995	225,885,987
CONSOL Energy Inc.[c]	901,798	7,124,204
Devon Energy Corp.	1,513,725	48,439,200
EOG Resources Inc.	2,153,845	152,470,688
EQT Corp.	597,054	31,124,425
Exxon Mobil Corp.	16,312,657	1,271,571,613
Hess Corp.	941,593	45,648,429
Kinder Morgan Inc./DE	7,169,473	106,968,537
Marathon Oil Corp.	2,653,504	33,407,615
Marathon Petroleum Corp.	2,088,308	108,257,887
Murphy Oil Corp.	634,878	14,253,011
Newfield Exploration Co.[a]	632,371	20,590,000
Noble Energy Inc.	1,667,609	54,914,365
Occidental Petroleum Corp.	2,992,605	202,330,024
ONEOK Inc.	821,238	20,251,729
Phillips 66	1,860,210	152,165,178
Pioneer Natural Resources Co.	585,285	73,383,033
Range Resources Corp.[c]	663,038	16,317,365

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2015

Security	Shares	Value

Southwestern Energy Co.[a,c]	1,499,701	$10,662,874
Spectra Energy Corp.	2,630,700	62,978,958
Tesoro Corp.	471,707	49,703,767
Valero Energy Corp.	1,886,628	133,403,466
Williams Companies Inc. (The)	2,673,299	68,703,784

		3,838,007,695
PERSONAL PRODUCTS — 0.11%
Estee Lauder Companies Inc. (The) Class A	872,107	76,797,742

		76,797,742
PHARMACEUTICALS — 5.79%
Allergan PLC[a]	1,544,397	482,624,062
Bristol-Myers Squibb Co.	6,537,249	449,697,359
Eli Lilly & Co.	3,824,449	322,248,073
Endo International PLC[a]	815,607	49,931,460
Johnson & Johnson	10,842,390	1,113,730,301
Mallinckrodt PLC[a]	454,279	33,902,842
Merck & Co. Inc.	10,946,618	578,200,363
Mylan NVa	1,618,491	87,511,808
Perrigo Co. PLC	573,646	83,006,576
Pfizer Inc.	24,189,174	780,826,537
Zoetis Inc.	1,794,896	86,011,416

		4,067,690,797
PROFESSIONAL SERVICES — 0.29%
Dun & Bradstreet Corp. (The)	141,292	14,684,478
Equifax Inc.	464,214	51,699,513
Nielsen Holdings PLC	1,434,362	66,841,269
Robert Half International Inc.	519,863	24,506,342
Verisk Analytics Inc. Class Aa,c	610,718	46,952,000

		204,683,602
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.70%
American Tower Corp.	1,659,673	160,905,298
Apartment Investment & Management Co. Class A	611,742	24,488,032
AvalonBay Communities Inc.	536,324	98,753,338

Security	Shares	Value

Boston Properties Inc.[c]	601,748	$76,746,940
Crown Castle International Corp.[c]	1,307,805	113,059,742
Equinix Inc.[c]	243,738	73,706,368
Equity Residential	1,427,275	116,451,367
Essex Property Trust Inc.[c]	258,746	61,946,380
General Growth Properties Inc.	2,281,477	62,078,989
HCP Inc.[c]	1,822,132	69,678,328
Host Hotels & Resorts Inc.[c]	2,944,889	45,174,597
Iron Mountain Inc.[c]	754,620	20,382,286
Kimco Realty Corp.[c]	1,619,370	42,848,530
Macerich Co. (The)	527,288	42,546,869
Plum Creek Timber Co. Inc.	680,157	32,457,092
Prologis Inc.	2,054,385	88,174,204
Public Storage	576,696	142,847,599
Realty Income Corp.[c]	977,970	50,492,591
Simon Property Group Inc.	1,212,436	235,746,056
SL Green Realty Corp.[c]	390,641	44,134,620
Ventas Inc.	1,304,682	73,623,205
Vornado Realty Trust[c]	694,412	69,413,424
Welltower Inc.[c]	1,386,587	94,329,514
Weyerhaeuser Co.	2,000,017	59,960,510

		1,899,945,879
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.06%
CBRE Group Inc. Class Aa	1,139,074	39,389,179

		39,389,179
ROAD & RAIL — 0.75%
CSX Corp.	3,820,032	99,129,830
JB Hunt Transport Services Inc.	354,592	26,012,869
Kansas City Southern	427,585	31,927,772
Norfolk Southern Corp.	1,169,861	98,958,542
Ryder System Inc.	209,820	11,924,071
Union Pacific Corp.	3,346,909	261,728,284

		529,681,368

10

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2015

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.46%
Analog Devices Inc.	1,222,703	$67,639,930
Applied Materials Inc.	4,502,563	84,062,851
Avago Technologies Ltd.[c]	1,027,369	149,122,610
Broadcom Corp. Class A	2,198,174	127,098,421
First Solar Inc.[a]	297,120	19,606,949
Intel Corp.	18,491,603	637,035,723
KLA-Tencor Corp.	611,013	42,373,752
Lam Research Corp.	620,615	49,289,243
Linear Technology Corp.	936,990	39,793,965
Microchip Technology Inc.[c]	795,845	37,038,626
Micron Technology Inc.[a,c]	4,254,188	60,239,302
NVIDIA Corp.	2,002,576	66,004,905
Qorvo Inc.[a,c]	553,240	28,159,916
Skyworks Solutions Inc.	748,959	57,542,520
Texas Instruments Inc.	3,975,013	217,870,463
Xilinx Inc.	1,006,852	47,291,839

		1,730,171,015
SOFTWARE — 4.38%
Activision Blizzard Inc.	1,976,784	76,521,309
Adobe Systems Inc.[a]	1,954,441	183,600,187
Autodesk Inc.[a]	886,274	54,000,675
CA Inc.	1,220,489	34,857,166
Citrix Systems Inc.[a]	602,694	45,593,801
Electronic Arts Inc.[a,c]	1,217,821	83,688,659
Intuit Inc.	1,034,434	99,822,881
Microsoft Corp.	31,300,983	1,736,578,537
Oracle Corp.	12,545,442	458,284,996
Red Hat Inc.[a,c]	716,269	59,314,236
salesforce.com inc.[a,c]	2,445,666	191,740,214
Symantec Corp.	2,646,811	55,583,031

		3,079,585,692
SPECIALTY RETAIL — 2.61%
Advance Auto Parts Inc.	286,952	43,189,146
AutoNation Inc.[a,c]	298,440	17,804,930
AutoZone Inc.[a,c]	119,426	88,603,344
Bed Bath & Beyond Inc.[a,c]	653,873	31,549,372
Best Buy Co. Inc.	1,168,202	35,571,751

Security	Shares	Value

CarMax Inc.[a,c]	793,939	$42,848,888
GameStop Corp. Class Ac	412,993	11,580,324
Gap Inc. (The)[c]	896,675	22,147,872
Home Depot Inc. (The)	4,968,246	657,050,533
L Brands Inc.	997,993	95,627,689
Lowe’s Companies Inc.	3,585,878	272,670,163
O’Reilly Automotive Inc.[a]	386,496	97,945,816
Ross Stores Inc.	1,586,911	85,391,681
Signet Jewelers Ltd.	311,601	38,541,928
Staples Inc.	2,517,338	23,839,191
Tiffany & Co.	436,968	33,336,289
TJX Companies Inc. (The)	2,623,425	186,027,067
Tractor Supply Co.	526,338	45,001,899
Urban Outfitters Inc.[a,c]	341,321	7,765,053

		1,836,492,936
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.09%
Apple Inc.	21,847,176	2,299,633,746
EMC Corp./MA	7,596,945	195,089,548
Hewlett Packard Enterprise Co.	7,045,980	107,098,896
HP Inc.	7,077,941	83,802,821
NetApp Inc.	1,145,398	30,387,409
SanDisk Corp.	786,346	59,754,433
Seagate Technology PLC	1,171,637	42,952,212
Western Digital Corp.	907,883	54,518,374

		2,873,237,439
TEXTILES, APPAREL & LUXURY GOODS — 0.91%
Coach Inc.	1,087,328	35,588,245
Fossil Group Inc.[a,c]	162,182	5,929,374
Hanesbrands Inc.	1,535,197	45,180,848
Michael Kors Holdings Ltd.[a]	721,098	28,887,186
NIKE Inc. Class B	5,294,654	330,915,875
PVH Corp.	324,100	23,869,965
Ralph Lauren Corp.	230,360	25,680,533
Under Armour Inc. Class Aa,c	705,717	56,887,847
VF Corp.	1,336,308	83,185,173

		636,125,046

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2015

Security	Shares	Value

TOBACCO — 1.61%
Altria Group Inc.	7,683,004	$447,227,663
Philip Morris International Inc.	6,070,982	533,700,027
Reynolds American Inc.	3,247,798	149,885,878

		1,130,813,568
TRADING COMPANIES & DISTRIBUTORS — 0.17%
Fastenal Co.[c]	1,135,059	46,333,108
United Rentals Inc.[a,c]	363,539	26,371,119
WW Grainger Inc.[c]	226,329	45,851,992

		118,556,219

TOTAL COMMON STOCKS
(Cost: $65,642,930,983)		70,149,235,344

SHORT-TERM INVESTMENTS — 1.28%

MONEY MARKET FUNDS — 1.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[b,d,e]	795,327,611	795,327,611
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[b,d,e]	39,910,127	39,910,127
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[b,d]	60,700,364	60,700,364

		895,938,102

TOTAL SHORT-TERM INVESTMENTS
(Cost: $895,938,102)		895,938,102

TOTAL INVESTMENTS IN SECURITIES — 101.12%
(Cost: $66,538,869,085)		71,045,173,446
Other Assets, Less Liabilities — (1.12)%		(785,963,628)

NET ASSETS — 100.00%		$70,259,209,818

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

12

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2015

Open futures contracts as of December 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	896	Mar. 2016	Chicago Mercantile	$91,185,920	$634,200

See accompanying notes to schedules of investments.

13

Schedule of Investments (Unaudited)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 1.68%
B/E Aerospace Inc.	1,880,512	$79,677,293
Esterline Technologies Corp.[a,b]	532,145	43,103,745
Huntington Ingalls Industries Inc.	847,026	107,445,248
KLX Inc.[a,b]	956,105	29,438,473
Orbital ATK Inc.	1,058,331	94,551,292
Teledyne Technologies Inc.[a,b]	637,707	56,564,611
Triumph Group Inc.	892,093	35,460,697

		446,241,359
AIRLINES — 1.17%
Alaska Air Group Inc.	2,271,832	182,905,194
JetBlue Airways Corp.[a,b]	5,678,361	128,614,877

		311,520,071
AUTO COMPONENTS — 0.46%
Dana Holding Corp.	2,751,598	37,972,053
Gentex Corp.[b]	5,244,637	83,966,638

		121,938,691
AUTOMOBILES — 0.17%
Thor Industries Inc.	821,656	46,135,984

		46,135,984
BANKS — 5.56%
Associated Banc-Corp.	2,704,984	50,718,450
BancorpSouth Inc.	1,522,378	36,521,848
Bank of Hawaii Corp.	779,017	49,000,169
Bank of the Ozarks Inc.	1,463,233	72,371,504
Cathay General Bancorp.	1,355,658	42,472,765
Commerce Bancshares Inc./MO	1,508,081	64,153,766
Cullen/Frost Bankers Inc.[b]	986,739	59,204,340
East West Bancorp. Inc.	2,594,645	107,833,446
First Horizon National Corp.	4,306,123	62,524,906
First Niagara Financial Group Inc.	6,383,177	69,257,470
FirstMerit Corp.	2,982,575	55,625,024
Fulton Financial Corp.	3,131,846	40,745,316
Hancock Holding Co.	1,392,003	35,036,716
International Bancshares Corp.	1,001,450	25,737,265
PacWest Bancorp.	2,032,700	87,609,370
Prosperity Bancshares Inc.	1,184,443	56,687,442
Signature Bank/New York NYa,b	906,697	139,060,119

Security	Shares	Value

SVB Financial Group[a,b]	928,401	$110,386,879
Synovus Financial Corp.	2,349,636	76,081,214
TCF Financial Corp.	3,050,805	43,077,367
Trustmark Corp.	1,219,291	28,092,465
Umpqua Holdings Corp.	3,962,165	62,998,423
Valley National Bancorp.	4,020,441	39,601,344
Webster Financial Corp.	1,649,505	61,345,091

		1,476,142,699
BEVERAGES — 0.13%
Boston Beer Co. Inc. (The)[a,b]	171,861	34,700,455

		34,700,455
BIOTECHNOLOGY — 0.49%
United Therapeutics Corp.[a,b]	822,368	128,791,052

		128,791,052
BUILDING PRODUCTS — 1.33%
AO Smith Corp.	1,350,460	103,458,741
Fortune Brands Home & Security Inc.	2,877,043	159,675,886
Lennox International Inc.	721,377	90,099,987

		353,234,614
CAPITAL MARKETS — 2.06%
Eaton Vance Corp. NVS	2,114,158	68,562,144
Federated Investors Inc. Class B	1,704,678	48,839,025
Janus Capital Group Inc.	2,626,680	37,009,921
Raymond James Financial Inc.	2,296,071	133,103,236
SEI Investments Co.	2,492,501	130,607,052
Stifel Financial Corp.[a,b]	1,250,683	52,978,932
Waddell & Reed Financial Inc. Class A	1,493,475	42,802,993
WisdomTree Investments Inc.[b]	2,067,132	32,412,630

		546,315,933
CHEMICALS — 3.05%
Albemarle Corp.	2,022,877	113,301,341
Ashland Inc.	1,133,995	116,461,286
Cabot Corp.	1,125,887	46,026,261
Chemours Co. (The)	3,250,808	17,424,331
Minerals Technologies Inc.	627,031	28,755,642
NewMarket Corp.	181,154	68,970,762
Olin Corp.	2,970,939	51,278,407
PolyOne Corp.	1,552,664	49,312,609
RPM International Inc.	2,399,040	105,701,702
Scotts Miracle-Gro Co. (The) Class A	819,064	52,837,819

14

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2015

Security	Shares	Value

Sensient Technologies Corp.	813,708	$51,117,136
Valspar Corp. (The)	1,318,175	109,342,616

		810,529,912
COMMERCIAL SERVICES & SUPPLIES —1.75%
Clean Harbors Inc.[a,b]	943,111	39,280,573
Copart Inc.[a,b]	1,827,314	69,456,205
Deluxe Corp.	885,698	48,305,969
Herman Miller Inc.	1,083,870	31,107,069
HNI Corp.	796,173	28,709,998
MSA Safety Inc.	573,621	24,935,305
Rollins Inc.	1,691,454	43,808,659
RR Donnelley & Sons Co.	3,755,212	55,276,721
Waste Connections Inc.	2,205,679	124,223,841

		465,104,340
COMMUNICATIONS EQUIPMENT — 1.00%
ARRIS Group Inc.[a,b]	2,427,457	74,207,360
Ciena Corp.[a,b]	2,279,363	47,160,020
InterDigital Inc./PA	640,980	31,433,659
NetScout Systems Inc.[a,b]	1,783,701	54,759,621
Plantronics Inc.	610,199	28,935,637
Polycom Inc.[a,b]	2,384,064	30,015,366

		266,511,663
CONSTRUCTION & ENGINEERING — 0.59%
AECOM[a,b]	2,723,919	81,799,288
Granite Construction Inc.	708,887	30,418,341
KBR Inc.	2,596,024	43,924,726

		156,142,355
CONSTRUCTION MATERIALS — 0.21%
Eagle Materials Inc.	900,506	54,417,578

		54,417,578
CONSUMER FINANCE — 0.19%
SLM Corp.[a]	7,667,477	49,991,950

		49,991,950
CONTAINERS & PACKAGING — 1.49%
AptarGroup Inc.	1,123,463	81,619,587
Bemis Co. Inc.	1,726,640	77,163,541
Greif Inc. Class A	462,612	14,253,076
Packaging Corp. of America	1,748,890	110,267,514
Silgan Holdings Inc.	728,204	39,119,119
Sonoco Products Co.	1,815,994	74,219,675

		396,642,512
DISTRIBUTORS — 0.61%
LKQ Corp.[a,b]	5,503,505	163,068,853

		163,068,853

Security	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.70%
DeVry Education Group Inc.[b]	1,026,123	$25,971,173
Graham Holdings Co. Class B	80,727	39,150,173
Service Corp. International/U.S.	3,535,144	91,984,447
Sotheby’s	1,068,353	27,520,773

		184,626,566
DIVERSIFIED FINANCIAL SERVICES — 1.55%
CBOE Holdings Inc.	1,483,341	96,268,831
FactSet Research Systems Inc.	747,168	121,467,102
MarketAxess Holdings Inc.	670,926	74,868,632
MSCI Inc.	1,665,763	120,151,485

		412,756,050
ELECTRIC UTILITIES — 1.87%
Cleco Corp.	1,088,258	56,817,950
Great Plains Energy Inc.	2,773,056	75,732,159
Hawaiian Electric Industries Inc.	1,933,551	55,976,302
IDACORP Inc.	905,760	61,591,680
OGE Energy Corp.	3,592,625	94,450,111
PNM Resources Inc.	1,432,585	43,794,123
Westar Energy Inc.	2,548,375	108,076,584

		496,438,909
ELECTRICAL EQUIPMENT — 1.24%
Acuity Brands Inc.	788,595	184,373,511
Hubbell Inc.	980,129	99,032,234
Regal Beloit Corp.	803,668	47,030,652

		330,436,397
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.99%
Arrow Electronics Inc.[a,b]	1,682,604	91,163,485
Avnet Inc.	2,380,455	101,978,692
Belden Inc.	755,453	36,019,999
Cognex Corp.	1,526,674	51,555,781
FEI Co.	735,113	58,654,666
Ingram Micro Inc. Class A	2,803,283	85,163,737
IPG Photonics Corp.[a,b]	655,274	58,424,230
Jabil Circuit Inc.	3,405,154	79,306,037
Keysight Technologies Inc.[a]	3,058,345	86,642,914
Knowles Corp.[a,b]	1,588,526	21,175,052
National Instruments Corp.	1,809,506	51,914,727
SYNNEX Corp.	519,377	46,707,574
Tech Data Corp.[a,b]	631,152	41,895,870

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2015

Security	Shares	Value

Trimble Navigation Ltd.[a,b]	4,517,604	$96,902,606
VeriFone Systems Inc.[a,b]	2,068,209	57,951,216
Vishay Intertechnology Inc.[b]	2,453,287	29,562,108
Zebra Technologies Corp. Class Aa,b	937,380	65,288,517

		1,060,307,211
ENERGY EQUIPMENT & SERVICES — 1.31%
Atwood Oceanics Inc.[b]	1,047,259	10,713,459
Dril-Quip Inc.[a,b]	690,246	40,883,271
Nabors Industries Ltd.[b]	5,101,615	43,414,744
Noble Corp. PLC[b]	4,354,144	45,936,219
Oceaneering International Inc.	1,760,397	66,050,095
Oil States International Inc.[a]	914,588	24,922,523
Patterson-UTI Energy Inc.	2,648,624	39,941,250
Rowan Companies PLC Class A	2,246,243	38,073,819
Superior Energy Services Inc.	2,712,751	36,540,756

		346,476,136
FOOD & STAPLES RETAILING — 0.57%
Casey’s General Stores Inc.	701,750	84,525,787
SUPERVALU Inc.[a,b]	4,786,132	32,449,975
United Natural Foods Inc.[a,b]	903,371	35,556,683

		152,532,445
FOOD PRODUCTS — 2.27%
Dean Foods Co.	1,655,148	28,385,788
Flowers Foods Inc.	3,359,002	72,184,953
Hain Celestial Group Inc. (The)[a,b]	1,852,386	74,817,871
Ingredion Inc.	1,289,560	123,591,430
Lancaster Colony Corp.	349,670	40,372,898
Post Holdings Inc.[a,b]	1,116,907	68,913,162
Tootsie Roll Industries Inc.[b]	318,180	10,051,306
TreeHouse Foods Inc.[a,b]	775,394	60,837,413
WhiteWave Foods Co. (The)[a,b]	3,176,094	123,581,818

		602,736,639
GAS UTILITIES — 1.70%
Atmos Energy Corp.	1,829,906	115,357,274
National Fuel Gas Co.	1,522,750	65,097,563
ONE Gas Inc.	938,508	47,084,946
Questar Corp.	3,145,906	61,282,249
UGI Corp.	3,109,438	104,974,627
WGL Holdings Inc.	896,621	56,478,157

		450,274,816

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 4.35%
Align Technology Inc.[a,b]	1,301,364	$85,694,819
Cooper Companies Inc. (The)	876,368	117,608,586
Halyard Health Inc.[a,b]	841,165	28,103,323
Hill-Rom Holdings Inc.	1,020,226	49,032,062
Hologic Inc.[a]	4,433,627	171,537,029
IDEXX Laboratories Inc.[a,b]	1,639,733	119,569,330
LivaNova PLC[a]	764,592	45,393,827
ResMed Inc.	2,516,700	135,121,623
Sirona Dental Systems Inc.[a]	1,007,810	110,425,742
STERIS PLC[b]	1,545,054	116,404,368
Teleflex Inc.	750,276	98,623,780
West Pharmaceutical Services Inc.	1,296,911	78,099,980

		1,155,614,469
HEALTH CARE PROVIDERS & SERVICES — 2.91%
AmSurg Corp.[a,b]	970,722	73,774,872
Centene Corp.[a,b]	2,143,885	141,089,072
Community Health Systems Inc.[a,b]	2,126,509	56,416,284
Health Net Inc./CAa	1,390,511	95,194,383
LifePoint Health Inc.[a,b]	783,151	57,483,283
MEDNAX Inc.[a,b]	1,695,151	121,474,521
Molina Healthcare Inc.[a,b]	736,712	44,298,493
Owens & Minor Inc.[b]	1,131,686	40,718,062
VCA Inc.[a]	1,450,810	79,794,550
WellCare Health Plans Inc.[a,b]	793,229	62,038,440

		772,281,960
HEALTH CARE TECHNOLOGY — 0.20%
Allscripts Healthcare Solutions Inc.[a,b]	3,401,116	52,309,164

		52,309,164
HOTELS, RESTAURANTS & LEISURE — 2.15%
Brinker International Inc.	1,071,633	51,384,803
Buffalo Wild Wings Inc.[a,b]	342,683	54,709,341
Cheesecake Factory Inc. (The)	814,426	37,553,183
Cracker Barrel Old Country Store Inc.[b]	430,727	54,629,106
Domino’s Pizza Inc.	985,304	109,615,070
Dunkin’ Brands Group Inc.[b]	1,666,746	70,986,712
International Speedway Corp. Class A	480,881	16,215,307
Jack in the Box Inc.	644,068	49,406,456
Panera Bread Co. Class Aa,b	428,150	83,395,057
Wendy’s Co. (The)	3,937,164	42,403,256

		570,298,291

16

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2015

Security	Shares	Value

HOUSEHOLD DURABLES — 2.53%
CalAtlantic Group Inc.[b]	1,371,851	$52,020,590
Jarden Corp.[a,b]	3,730,160	213,066,739
KB Home	1,637,086	20,185,270
MDC Holdings Inc.[b]	708,569	18,089,767
NVR Inc.[a,b]	66,313	108,952,259
Tempur Sealy International Inc.[a,b]	1,119,676	78,892,371
Toll Brothers Inc.[a]	2,917,049	97,137,732
TRI Pointe Group Inc.[a,b]	2,621,155	33,210,034
Tupperware Brands Corp.[b]	906,130	50,426,134

		671,980,896
HOUSEHOLD PRODUCTS — 0.14%
Energizer Holdings Inc.	1,122,961	38,248,052

		38,248,052
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.03%
Talen Energy Corp.[a,b]	1,156,610	7,205,680

		7,205,680
INDUSTRIAL CONGLOMERATES — 0.39%
Carlisle Companies Inc.	1,172,219	103,964,103

		103,964,103
INSURANCE — 5.55%
Alleghany Corp.[a,b]	280,092	133,864,370
American Financial Group Inc./OH	1,288,549	92,878,612
Arthur J Gallagher & Co.	3,177,877	130,102,284
Aspen Insurance Holdings Ltd.[b]	1,093,721	52,826,724
Brown & Brown Inc.	2,105,070	67,572,747
CNO Financial Group Inc.	3,345,804	63,871,398
Endurance Specialty Holdings Ltd.	1,102,750	70,564,973
Everest Re Group Ltd.[b]	774,827	141,863,075
First American Financial Corp.	1,956,480	70,237,632
Genworth Financial Inc. Class Aa	8,631,802	32,196,621
Hanover Insurance Group Inc. (The)	778,104	63,290,979
Kemper Corp.	867,169	32,302,045
Mercury General Corp.	548,680	25,552,028
Old Republic International Corp.	4,374,340	81,493,954
Primerica Inc.[b]	870,301	41,104,316

Security	Shares	Value

Reinsurance Group of America Inc.	1,185,684	$101,435,266
RenaissanceRe Holdings Ltd.[b]	788,629	89,264,917
StanCorp Financial Group Inc.	761,820	86,756,062
WR Berkley Corp.	1,778,790	97,388,753

		1,474,566,756
INTERNET & CATALOG RETAIL — 0.11%
HSN Inc.	576,306	29,201,425

		29,201,425
INTERNET SOFTWARE & SERVICES — 0.45%
j2 Global Inc.	829,374	68,274,067
Rackspace Hosting Inc.[a,b]	2,060,099	52,161,707

		120,435,774
IT SERVICES — 3.90%
Acxiom Corp.[a,b]	1,401,748	29,324,568
Broadridge Financial Solutions Inc.	2,137,830	114,865,606
Computer Sciences Corp.	2,490,628	81,393,723
Convergys Corp.	1,755,155	43,685,808
CoreLogic Inc./U.S.[a]	1,586,093	53,705,109
DST Systems Inc.	585,243	66,752,816
Gartner Inc.[a,b]	1,493,195	135,432,786
Global Payments Inc.	2,340,190	150,965,657
Jack Henry & Associates Inc.	1,441,012	112,485,397
Leidos Holdings Inc.	1,154,416	64,947,444
MAXIMUS Inc.	1,175,515	66,122,719
NeuStar Inc. Class Aa,b	805,074	19,297,624
Science Applications International Corp.	744,688	34,091,817
WEX Inc.[a,b]	695,270	61,461,868

		1,034,532,942
LEISURE PRODUCTS — 0.85%
Brunswick Corp./DE	1,637,962	82,733,460
Polaris Industries Inc.[b]	1,096,845	94,273,828
Vista Outdoor Inc.[a]	1,121,129	49,901,452

		226,908,740
LIFE SCIENCES TOOLS & SERVICES — 1.55%
Bio-Rad Laboratories Inc. Class Aa,b	374,128	51,876,589
Bio-Techne Corp.	669,169	60,225,210
Charles River Laboratories International Inc.[a,b]	838,849	67,435,071

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2015

Security	Shares	Value

Mettler-Toledo International Inc.[a,b]	492,816	$167,128,690
PAREXEL International Corp.[a,b]	957,877	65,250,581

		411,916,141
MACHINERY — 4.15%
AGCO Corp.[b]	1,323,295	60,064,360
CLARCOR Inc.	897,896	44,607,473
Crane Co.	888,159	42,489,527
Donaldson Co. Inc.	2,219,603	63,613,822
Graco Inc.	1,005,945	72,498,456
IDEX Corp.	1,379,764	105,703,720
ITT Corp.	1,610,365	58,488,457
Joy Global Inc.	1,768,241	22,297,519
Kennametal Inc.	1,437,132	27,592,934
Lincoln Electric Holdings Inc.	1,186,383	61,561,414
Nordson Corp.	966,121	61,976,662
Oshkosh Corp.[b]	1,346,092	52,551,432
Terex Corp.	1,952,667	36,085,286
Timken Co. (The)	1,299,478	37,152,076
Toro Co. (The)	986,088	72,053,450
Trinity Industries Inc.	2,750,107	66,057,570
Valmont Industries Inc.	414,595	43,955,362
Wabtec Corp./DE	1,739,034	123,680,098
Woodward Inc.	1,023,654	50,834,658

		1,103,264,276
MARINE — 0.19%
Kirby Corp.[a,b]	971,815	51,136,905

		51,136,905
MEDIA — 1.54%
AMC Networks Inc. Class Aa,b	1,095,702	81,827,025
Cable One Inc.[b]	80,088	34,730,962
Cinemark Holdings Inc.	1,898,104	63,453,617
DreamWorks Animation SKG Inc. Class Aa,b	1,280,860	33,007,762
John Wiley & Sons Inc. Class A	883,115	39,766,669
Live Nation Entertainment Inc.[a,b]	2,621,298	64,405,292
Meredith Corp.	682,773	29,529,932
New York Times Co. (The) Class A	2,246,177	30,143,695
Time Inc.	1,987,892	31,150,268

		408,015,222

Security	Shares	Value

METALS & MINING — 1.37%
Allegheny Technologies Inc.[b]	1,964,025	$22,095,281
Carpenter Technology Corp.	884,257	26,766,459
Commercial Metals Co.	2,108,038	28,859,040
Compass Minerals International Inc.	606,464	45,648,545
Reliance Steel & Aluminum Co.	1,288,894	74,639,852
Royal Gold Inc.	1,174,885	42,848,056
Steel Dynamics Inc.	4,356,027	77,842,203
U.S. Steel Corp.[b]	2,627,354	20,966,285
Worthington Industries Inc.	830,908	25,043,567

		364,709,288
MULTI-UTILITIES — 1.12%
Alliant Energy Corp.	2,043,131	127,593,531
Black Hills Corp.	920,961	42,760,219
MDU Resources Group Inc.	3,513,252	64,362,777
Vectren Corp.	1,488,039	63,122,614

		297,839,141
MULTILINE RETAIL — 0.27%
Big Lots Inc.	891,857	34,372,169
JC Penney Co. Inc.[a,b]	5,500,159	36,631,059

		71,003,228
OIL, GAS & CONSUMABLE FUELS — 1.67%
California Resources Corp.	5,642,672	13,147,426
Denbury Resources Inc.[b]	6,332,653	12,791,959
Energen Corp.	1,417,749	58,113,532
Gulfport Energy Corp.[a,b]	1,947,821	47,857,962
HollyFrontier Corp.	3,296,459	131,495,749
QEP Resources Inc.	2,894,444	38,785,550
SM Energy Co.[b]	1,220,970	24,004,270
Western Refining Inc.	1,247,524	44,436,805
World Fuel Services Corp.	1,273,624	48,983,579
WPX Energy Inc.[a,b]	4,248,349	24,385,523

		444,002,355
PAPER & FOREST PRODUCTS — 0.33%
Domtar Corp.	1,131,032	41,791,632
Louisiana-Pacific Corp.[a,b]	2,570,698	46,298,271

		88,089,903
PERSONAL PRODUCTS — 0.43%
Avon Products Inc.[b]	7,836,743	31,738,809
Edgewell Personal Care Co.	1,066,754	83,601,511

		115,340,320

18

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2015

Security	Shares	Value

PHARMACEUTICALS — 0.37%
Akorn Inc.[a,b]	1,441,332	$53,776,097
Catalent Inc.[a,b]	1,770,254	44,309,458

		98,085,555
PROFESSIONAL SERVICES — 1.26%
CEB Inc.	595,573	36,562,226
FTI Consulting Inc.[a,b]	753,559	26,118,355
ManpowerGroup Inc.	1,327,216	111,871,037
Towers Watson & Co. Class A	1,251,029	160,707,185

		335,258,803
REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.87%
Alexandria Real Estate Equities Inc.[b]	1,306,909	118,092,297
American Campus Communities Inc.[b]	2,020,885	83,543,386
BioMed Realty Trust Inc.	3,634,348	86,097,704
Camden Property Trust[b]	1,565,763	120,187,968
Care Capital Properties Inc.	1,508,017	46,100,080
Communications Sales & Leasing Inc./CSL Capital LLC[a,b]	2,167,401	40,508,725
Corporate Office Properties Trust[b]	1,701,346	37,140,383
Corrections Corp. of America[b]	2,109,209	55,872,946
Douglas Emmett Inc.[b]	2,508,687	78,220,861
Duke Realty Corp.[b]	6,222,613	130,799,325
Equity One Inc.	1,328,435	36,067,010
Extra Space Storage Inc.	2,223,471	196,132,377
Federal Realty Investment Trust[b]	1,250,462	182,692,498
Highwoods Properties Inc.[b]	1,715,020	74,774,872
Hospitality Properties Trust[b]	2,725,598	71,274,388
Kilroy Realty Corp.[b]	1,661,832	105,160,729
Lamar Advertising Co. Class Ab	1,474,964	88,468,341
LaSalle Hotel Properties[b]	2,031,994	51,124,969
Liberty Property Trust[b]	2,658,498	82,546,363
Mack-Cali Realty Corp.[b]	1,607,350	37,531,623
Mid-America Apartment Communities Inc.	1,358,703	123,383,819
National Retail Properties Inc.[b]	2,449,527	98,103,556
Omega Healthcare Investors Inc.[b]	2,968,128	103,825,117

Security	Shares	Value

Post Properties Inc.[b]	973,878	$57,614,622
Potlatch Corp.[b]	730,655	22,095,007
Rayonier Inc.[b]	2,226,827	49,435,559
Regency Centers Corp.[b]	1,697,521	115,635,131
Senior Housing Properties Trust[b]	4,270,961	63,381,061
Sovran Self Storage Inc.[b]	650,725	69,829,300
Tanger Factory Outlet Centers Inc.[b]	1,704,731	55,744,704
Taubman Centers Inc.[b]	1,083,309	83,111,467
UDR Inc.[b]	4,719,672	177,318,077
Urban Edge Properties[b]	1,661,833	38,969,984
Weingarten Realty Investors	2,051,556	70,942,806
WP GLIMCHER Inc.[b]	3,335,114	35,385,560

		2,887,112,615
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.60%
Alexander & Baldwin Inc.	828,854	29,266,835
Jones Lang LaSalle Inc.	811,809	129,775,787
RMR Group Inc. (The)[b]	90,842	1,309,033

		160,351,655
ROAD & RAIL — 0.73%
Genesee & Wyoming Inc. Class Aa,b	1,023,717	54,963,366
Landstar System Inc.	777,138	45,579,144
Old Dominion Freight Line Inc.[a,b]	1,247,866	73,711,444
Werner Enterprises Inc.	807,833	18,895,214

		193,149,168
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.04%
Advanced Micro Devices Inc.[a,b]	11,580,300	33,235,461
Atmel Corp.	7,562,124	65,109,888
Cree Inc.[a,b]	1,854,183	49,451,061
Cypress Semiconductor Corp.[b]	6,006,442	58,923,196
Fairchild Semiconductor International Inc.[a]	2,039,065	42,229,036
Integrated Device Technology Inc.[a,b]	2,639,800	69,558,730
Intersil Corp. Class A	2,385,244	30,435,713
Silicon Laboratories Inc.[a,b]	695,891	33,778,549
SunEdison Inc.[a,b]	5,700,529	29,015,693
Synaptics Inc.[a,b]	651,945	52,377,261
Teradyne Inc.	3,697,431	76,425,899

		540,540,487

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2015

Security	Shares	Value

SOFTWARE — 4.75%
ACI Worldwide Inc.[a,b]	2,128,044	$45,540,142
ANSYS Inc.[a,b]	1,603,466	148,320,605
Cadence Design Systems Inc.[a,b]	5,363,470	111,613,811
CDK Global Inc.	2,872,960	136,379,411
CommVault Systems Inc.[a,b]	763,152	30,030,031
Fair Isaac Corp.	559,175	52,663,101
Fortinet Inc.[a,b]	2,634,264	82,110,009
Manhattan Associates Inc.[a,b]	1,314,428	86,975,701
Mentor Graphics Corp.	1,797,305	33,106,358
PTC Inc.[a,b]	2,060,532	71,356,223
SolarWinds Inc.[a]	1,123,344	66,164,962
Solera Holdings Inc.	1,209,844	66,335,746
Synopsys Inc.[a,b]	2,810,688	128,195,480
Tyler Technologies Inc.[a,b]	585,470	102,059,130
Ultimate Software Group Inc. (The)[a,b]	516,766	101,032,921

		1,261,883,631
SPECIALTY RETAIL — 2.62%
Aaron’s Inc.	1,166,869	26,126,197
Abercrombie & Fitch Co. Class Ab	1,209,625	32,659,875
American Eagle Outfitters Inc.[b]	3,222,140	49,943,170
Ascena Retail Group Inc.[a,b]	3,121,957	30,751,277
Cabela’s Inc.[a,b]	885,713	41,389,369
Chico’s FAS Inc.	2,503,887	26,716,474
CST Brands Inc.	1,360,559	53,252,279
Dick’s Sporting Goods Inc.	1,620,811	57,295,669
Foot Locker Inc.	2,472,909	160,961,647
Guess? Inc.	1,143,573	21,590,658
Murphy USA Inc.[a,b]	704,997	42,821,518
Office Depot Inc.[a]	8,886,530	50,120,029
Rent-A-Center Inc./TXb	953,191	14,269,269
Williams-Sonoma Inc.	1,501,888	87,725,278

		695,622,709
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.54%
3D Systems Corp.[a,b]	1,914,842	16,639,977
Diebold Inc.[b]	1,169,722	35,196,935
Lexmark International Inc. Class A	1,112,515	36,101,112
NCR Corp.[a,b]	2,226,452	54,459,016

		142,397,040

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.84%
Carter’s Inc.	935,337	$83,273,053
Deckers Outdoor Corp.[a,b]	580,735	27,410,692
Kate Spade & Co.[a,b]	2,298,035	40,836,082
Skechers U.S.A. Inc. Class Aa,b	2,338,334	70,641,070

		222,160,897
THRIFTS & MORTGAGE FINANCE — 0.69%
New York Community Bancorp. Inc.	8,738,462	142,611,700
Washington Federal Inc.	1,674,365	39,900,118

		182,511,818
TRADING COMPANIES & DISTRIBUTORS — 0.63%
GATX Corp.[b]	767,407	32,653,168
MSC Industrial Direct Co. Inc. Class A	870,297	48,971,612
NOW Inc.[a,b]	1,929,579	30,525,940
Watsco Inc.	462,629	54,187,735

		166,338,455
WATER UTILITIES — 0.36%
Aqua America Inc.	3,173,920	94,582,816

		94,582,816
WIRELESS TELECOMMUNICATION SERVICES — 0.17%
Telephone & Data Systems Inc.	1,699,603	44,002,722

		44,002,722

TOTAL COMMON STOCKS (Cost: $26,561,505,149)		26,500,878,592

SHORT-TERM INVESTMENTS — 6.82%

MONEY MARKET FUNDS — 6.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	1,699,563,757	1,699,563,757
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	85,285,364	85,285,364
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	25,768,598	25,768,598

		1,810,617,719

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2015

Security	Value

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,810,617,719)	$1,810,617,719

TOTAL INVESTMENTS IN SECURITIES — 106.61%
(Cost: $28,372,122,868)	28,311,496,311
Other Assets, Less Liabilities — (6.61)%	(1,755,765,883)

NET ASSETS — 100.00%	$26,555,730,428

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of December 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini	352	Mar. 2016	Chicago Mercantile	$49,051,200	$(312,429)

See accompanying notes to schedules of investments.

21

Schedule of Investments (Unaudited)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 1.73%
AAR Corp.	899,078	$23,636,762
Aerojet Rocketdyne Holdings Inc.[a,b]	1,744,813	27,323,771
Aerovironment Inc.[a,b]	564,271	16,629,066
American Science & Engineering Inc.	194,873	8,063,845
Cubic Corp.	594,297	28,080,533
Curtiss-Wright Corp.	1,241,023	85,010,075
Engility Holdings Inc.	469,504	15,249,490
Moog Inc. Class Aa,b	904,165	54,792,399
National Presto Industries Inc.	132,761	11,000,576
TASER International Inc.[a,b]	1,459,788	25,239,735

		295,026,252
AIR FREIGHT & LOGISTICS — 0.75%
Atlas Air Worldwide Holdings Inc.[a,b]	670,194	27,705,820
Echo Global Logistics Inc.[a,b]	700,850	14,290,331
Forward Air Corp.	838,580	36,067,326
Hub Group Inc. Class Aa,b	970,625	31,982,094
UTi Worldwide Inc.[a]	2,513,260	17,668,218

		127,713,789
AIRLINES — 0.81%
Allegiant Travel Co.	356,395	59,813,773
Hawaiian Holdings Inc.[a,b]	1,287,616	45,491,473
Republic Airways Holdings Inc.[a,b]	1,389,335	5,460,087
SkyWest Inc.	1,380,964	26,265,935

		137,031,268
AUTO COMPONENTS — 1.03%
Dorman Products Inc.[a,b]	839,865	39,868,391
Drew Industries Inc.	656,672	39,984,758
Gentherm Inc.[a,b]	982,444	46,567,846
Motorcar Parts of America Inc.[a,b]	498,675	16,860,202
Standard Motor Products Inc.	536,834	20,426,534
Superior Industries International Inc.	631,176	11,626,262

		175,333,993
AUTOMOBILES — 0.09%
Winnebago Industries Inc.[b]	735,561	14,637,664

		14,637,664

Security	Shares	Value

BANKS — 9.52%
Ameris Bancorp.	701,069	$23,829,335
Banner Corp.	553,809	25,397,681
BBCN Bancorp. Inc.	2,163,549	37,256,314
Boston Private Financial Holdings Inc.	2,276,494	25,815,442
Brookline Bancorp. Inc.	1,910,366	21,969,209
Cardinal Financial Corp.	877,071	19,953,365
Central Pacific Financial Corp.	850,713	18,732,700
City Holding Co.[b]	415,226	18,950,915
Columbia Banking System Inc.	1,566,452	50,925,355
Community Bank System Inc.	1,182,169	47,215,830
CVB Financial Corp.	2,689,527	45,506,797
First BanCorp./Puerto Rico[a]	3,168,561	10,297,823
First Commonwealth Financial Corp.	2,421,812	21,965,835
First Financial Bancorp.	1,677,063	30,304,528
First Financial Bankshares Inc.[b]	1,790,197	54,010,243
First Midwest Bancorp. Inc./IL	2,119,803	39,067,969
First NBC Bank Holding Co.[a,b]	430,943	16,112,959
FNB Corp./PA	4,759,399	63,490,383
Glacier Bancorp. Inc.	2,064,637	54,774,820
Hanmi Financial Corp.	870,606	20,650,774
Home BancShares Inc./AR	1,655,283	67,072,067
Independent Bank Corp./Rockland MA	713,653	33,199,138
LegacyTexas Financial Group Inc.	1,192,420	29,834,348
MB Financial Inc.	1,879,715	60,846,375
National Penn Bancshares Inc.	3,806,589	46,935,242
NBT Bancorp. Inc.	1,177,548	32,830,038
OFG Bancorp.	1,198,909	8,776,014
Old National Bancorp./IN	3,114,080	42,226,925
Pinnacle Financial Partners Inc.	953,237	48,958,252
PrivateBancorp. Inc.	2,145,753	88,018,788
S&T Bancorp. Inc.	947,107	29,189,838
Simmons First National Corp. Class A	765,348	39,308,273
Southside Bancshares Inc.	644,022	15,469,408
Sterling Bancorp./DE	3,238,745	52,532,444
Talmer Bancorp. Inc. Class A	1,708,967	30,949,392
Texas Capital Bancshares Inc.[a,b]	1,244,116	61,484,213

22

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2015

Security	Shares	Value

Tompkins Financial Corp.	332,756	$18,687,577
UMB Financial Corp.	1,136,958	52,925,395
United Bankshares Inc./WV	1,756,719	64,981,036
United Community Banks Inc./GA	1,581,665	30,826,651
Westamerica Bancorp.	694,424	32,464,322
Wilshire Bancorp. Inc.	1,925,564	22,240,264
Wintrust Financial Corp.	1,312,590	63,686,867

		1,619,671,144
BIOTECHNOLOGY — 1.38%
Acorda Therapeutics Inc.[a,b]	1,170,900	50,091,102
Emergent BioSolutions Inc.[a,b]	826,318	33,060,983
Enanta Pharmaceuticals Inc.[a,b]	357,999	11,821,127
Ligand Pharmaceuticals Inc.[a,b]	492,001	53,342,748
MiMedx Group Inc.[a,b]	2,698,489	25,284,842
Momenta Pharmaceuticals Inc.[a]	1,705,493	25,309,516
Repligen Corp.[a,b]	896,476	25,361,306
Spectrum Pharmaceuticals Inc.[a,b]	1,619,520	9,765,706

		234,037,330
BUILDING PRODUCTS — 1.40%
AAON Inc.	1,104,105	25,637,318
American Woodmark Corp.[a]	371,966	29,749,841
Apogee Enterprises Inc.	791,219	34,425,939
Gibraltar Industries Inc.[a]	802,989	20,428,040
Griffon Corp.[b]	1,036,305	18,446,229
PGT Inc.[a,b]	1,325,979	15,102,901
Quanex Building Products Corp.	920,528	19,193,009
Simpson Manufacturing Co. Inc.	1,115,969	38,110,341
Universal Forest Products Inc.	547,525	37,434,284

		238,527,902
CAPITAL MARKETS — 1.74%
Calamos Asset Management Inc. Class A	454,667	4,401,177
Evercore Partners Inc. Class A	1,072,769	58,004,620
Financial Engines Inc.	1,397,372	47,049,515
Greenhill & Co. Inc.	740,607	21,188,766
HFF Inc. Class A	936,696	29,103,145
Interactive Brokers Group Inc. Class A	1,572,564	68,563,790
INTL FCStone Inc.[a]	419,381	14,032,488
Investment Technology Group Inc.	861,634	14,665,011

Security	Shares	Value

Piper Jaffray Companies[a,b]	413,498	$16,705,319
Virtus Investment Partners Inc.	183,582	21,563,542

		295,277,373
CHEMICALS — 2.07%
A Schulman Inc.	797,346	24,430,682
American Vanguard Corp.	701,718	9,831,069
Balchem Corp.	855,313	52,003,030
Calgon Carbon Corp.	1,400,654	24,161,282
Flotek Industries Inc.[a,b]	1,459,669	16,698,613
FutureFuel Corp.	617,305	8,333,618
Hawkins Inc.	258,964	9,263,142
HB Fuller Co.	1,371,873	50,032,208
Innophos Holdings Inc.	524,239	15,192,446
Innospec Inc.	655,000	35,573,050
Intrepid Potash Inc.[a,b]	1,544,041	4,554,921
Koppers Holdings Inc.	561,511	10,247,576
Kraton Performance Polymers Inc.[a]	832,728	13,831,612
LSB Industries Inc.[a,b]	536,553	3,890,009
Quaker Chemical Corp.	361,740	27,948,032
Rayonier Advanced Materials Inc.	1,166,926	11,424,206
Stepan Co.	496,789	24,685,445
Tredegar Corp.	678,890	9,246,482

		351,347,423
COMMERCIAL SERVICES & SUPPLIES — 2.87%
ABM Industries Inc.	1,527,516	43,488,381
Brady Corp. Class A	1,278,992	29,391,236
Brink’s Co. (The)	1,329,463	38,368,302
Essendant Inc.	1,017,116	33,066,441
G&K Services Inc. Class A	544,511	34,249,742
Healthcare Services Group Inc.[b]	1,953,177	68,107,282
Interface Inc.	1,791,180	34,283,185
Matthews International Corp. Class A	892,146	47,685,204
Mobile Mini Inc.[b]	1,217,663	37,905,849
Tetra Tech Inc.	1,605,111	41,764,988
U.S. Ecology Inc.	591,713	21,562,022
UniFirst Corp./MA	414,768	43,218,826
Viad Corp.	549,422	15,510,183

		488,601,641
COMMUNICATIONS EQUIPMENT — 1.77%
ADTRAN Inc.	1,349,019	23,230,107
Bel Fuse Inc. Class B	241,981	4,183,851

23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2015

Security	Shares	Value

Black Box Corp.	417,685	$3,980,538
CalAmp Corp.[a,b]	995,506	19,840,435
Comtech Telecommunications Corp.	440,541	8,850,469
Digi International Inc.[a]	691,505	7,869,327
Harmonic Inc.[a,b]	2,375,667	9,668,965
Ixia[a]	1,657,162	20,598,524
Lumentum Holdings Inc.[a]	1,283,822	28,269,760
NETGEAR Inc.[a,b]	856,948	35,914,691
Ruckus Wireless Inc.[a,b]	2,413,649	25,850,181
ViaSat Inc.[a,b]	1,208,200	73,712,282
Viavi Solutions Inc.[a,b]	6,311,349	38,436,115

		300,405,245
CONSTRUCTION & ENGINEERING — 1.21%
Aegion Corp.[a,b]	987,050	19,059,935
Comfort Systems USA Inc.	1,013,638	28,807,592
Dycom Industries Inc.[a,b]	881,456	61,666,662
EMCOR Group Inc.	1,702,472	81,786,755
MYR Group Inc.[a]	562,491	11,592,940
Orion Marine Group Inc.[a,b]	744,623	3,105,078

		206,018,962
CONSTRUCTION MATERIALS — 0.20%
Headwaters Inc.[a]	2,010,111	33,910,573

		33,910,573
CONSUMER FINANCE — 0.90%
Cash America International Inc.	690,114	20,668,914
Encore Capital Group Inc.[a,b]	619,841	18,024,976
Enova International Inc.[a,b]	726,298	4,800,830
Ezcorp Inc. Class Aa,b	1,416,453	7,068,101
First Cash Financial Services Inc.[a,b]	755,868	28,292,139
Green Dot Corp. Class Aa,b	1,280,958	21,033,330
PRA Group Inc.[a,b]	1,307,982	45,373,896
World Acceptance Corp.[a,b]	232,049	8,609,018

		153,871,204
CONTAINERS & PACKAGING — 0.05%
Myers Industries Inc.	608,453	8,104,594

		8,104,594
DISTRIBUTORS — 0.87%
Core-Mark Holding Co. Inc.	625,538	51,256,584
Pool Corp.	1,156,371	93,411,649
VOXX International Corp.[a,b]	555,802	2,923,519

		147,591,752

Security	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.38%
American Public Education Inc.[a,b]	443,507	$8,253,665
Capella Education Co.	296,045	13,683,200
Career Education Corp.[a,b]	1,856,710	6,739,857
Regis Corp.[a,b]	1,043,850	14,770,478
Strayer Education Inc.[a,b]	299,454	18,003,174
Universal Technical Institute Inc.	596,271	2,778,623

		64,228,997
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.83%
8x8 Inc.[a,b]	2,429,563	27,818,496
Atlantic Tele-Network Inc.	292,944	22,917,009
Cincinnati Bell Inc.[a,b]	5,714,676	20,572,833
Consolidated Communications Holdings Inc.	1,374,219	28,789,888
General Communication Inc. Class Aa,b	810,238	16,026,508
Iridium Communications Inc.[a,b]	2,190,410	18,421,348
Lumos Networks Corp.	625,883	7,009,890

		141,555,972
ELECTRIC UTILITIES — 0.62%
ALLETE Inc.	1,241,453	63,103,056
El Paso Electric Co.	1,099,315	42,323,627

		105,426,683
ELECTRICAL EQUIPMENT — 1.08%
AZZ Inc.	701,467	38,980,521
Encore Wire Corp.	561,467	20,824,811
EnerSys	1,204,863	67,387,987
Franklin Electric Co. Inc.	1,046,132	28,276,948
General Cable Corp.	1,331,058	17,876,109
Powell Industries Inc.	239,853	6,243,374
Vicor Corp.[a,b]	450,357	4,107,256

		183,697,006
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.25%
Agilysys Inc.[a]	413,488	4,130,745
Anixter International Inc.[a]	769,289	46,457,363
Badger Meter Inc.	395,040	23,145,394
Benchmark Electronics Inc.[a,b]	1,373,646	28,393,263
Checkpoint Systems Inc.	1,145,862	7,184,555
Coherent Inc.[a,b]	657,673	42,821,089
CTS Corp.	885,996	15,628,969
Daktronics Inc.	1,050,594	9,161,180

24

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2015

Security	Shares	Value

DTS Inc./CAa,b	471,451	$10,645,364
Electro Scientific Industries Inc.	735,703	3,818,299
ePlus Inc.[a,b]	158,325	14,765,389
Fabrinet[a,b]	828,317	19,730,511
FARO Technologies Inc.[a,b]	475,044	14,023,299
II-VI Inc.[a,b]	1,430,743	26,554,590
Insight Enterprises Inc.[a,b]	1,009,443	25,357,208
Itron Inc.[a,b]	1,030,722	37,291,522
Littelfuse Inc.	605,151	64,757,208
Mercury Systems Inc.[a,b]	897,200	16,472,592
Methode Electronics Inc.	1,046,583	33,312,737
MTS Systems Corp.	403,056	25,557,781
Newport Corp.[a,b]	1,052,386	16,701,366
OSI Systems Inc.[a,b]	498,688	44,213,678
Park Electrochemical Corp.	552,499	8,320,635
Plexus Corp.[a,b]	909,106	31,745,981
QLogic Corp.[a]	2,281,237	27,831,091
Rofin-Sinar Technologies Inc.[a,b]	770,028	20,621,350
Rogers Corp.[a,b]	487,362	25,133,258
Sanmina Corp.[a,b]	2,131,828	43,873,020
ScanSource Inc.[a,b]	727,085	23,426,679
TTM Technologies Inc.[a,b]	1,759,535	11,454,573

		722,530,689
ENERGY EQUIPMENT & SERVICES — 1.40%
Archrock Inc.	1,890,157	14,213,981
Basic Energy Services Inc.[a,b]	1,071,668	2,872,070
Bristow Group Inc.	951,175	24,635,432
CARBO Ceramics Inc.[b]	534,365	9,191,078
Era Group Inc.[a,b]	529,968	5,909,143
Exterran Corp.[a]	957,943	15,374,985
Geospace Technologies Corp.[a,b]	358,226	5,040,240
Gulf Island Fabrication Inc.	370,045	3,870,671
Gulfmark Offshore Inc. Class Ab	707,662	3,304,782
Helix Energy Solutions Group Inc.[a,b]	2,687,198	14,134,661
Hornbeck Offshore Services Inc.[a,b]	871,690	8,664,599
Matrix Service Co.[a,b]	723,323	14,857,054
Newpark Resources Inc.[a,b]	2,282,711	12,052,714
Pioneer Energy Services Corp.[a,b]	1,777,498	3,857,171
SEACOR Holdings Inc.[a,b]	433,713	22,795,955
Tesco Corp.	1,065,919	7,717,254
TETRA Technologies Inc.[a]	2,184,208	16,425,244

Security	Shares	Value

Tidewater Inc.[b]	1,281,989	$8,922,643
U.S. Silica Holdings Inc.[b]	1,452,677	27,208,640
Unit Corp.[a,b]	1,372,393	16,743,195

		237,791,512
FOOD & STAPLES RETAILING — 0.26%
Andersons Inc. (The)	707,916	22,391,383
SpartanNash Co.	1,023,491	22,148,345

		44,539,728
FOOD PRODUCTS — 1.94%
B&G Foods Inc.	1,573,253	55,095,320
Cal-Maine Foods Inc.[b]	843,651	39,094,787
Calavo Growers Inc.	402,334	19,714,366
Darling Ingredients Inc.[a,b]	4,478,724	47,116,177
Diamond Foods Inc.[a]	720,739	27,784,488
J&J Snack Foods Corp.	400,521	46,728,785
Sanderson Farms Inc.[b]	536,349	41,577,775
Seneca Foods Corp. Class Aa,b	165,286	4,789,988
Snyder’s-Lance Inc.	1,421,581	48,760,228

		330,661,914
GAS UTILITIES — 2.48%
Laclede Group Inc. (The)	1,176,522	69,897,172
New Jersey Resources Corp.	2,328,638	76,751,908
Northwest Natural Gas Co.	744,428	37,675,501
Piedmont Natural Gas Co. Inc.	2,154,286	122,837,388
South Jersey Industries Inc.	1,877,854	44,167,126
Southwest Gas Corp.	1,285,741	70,921,474

		422,250,569
HEALTH CARE EQUIPMENT & SUPPLIES — 4.74%
Abaxis Inc.	580,922	32,345,737
ABIOMED Inc.[a,b]	1,059,291	95,632,791
Analogic Corp.	337,949	27,914,587
AngioDynamics Inc.[a]	721,451	8,758,415
Anika Therapeutics Inc.[a,b]	398,516	15,207,371
Cantel Medical Corp.	970,980	60,336,697
CONMED Corp.	700,978	30,878,081
CryoLife Inc.	690,425	7,442,782
Cynosure Inc. Class Aa,b	618,428	27,625,179
Greatbatch Inc.[a,b]	681,485	35,777,963
Haemonetics Corp.[a,b]	1,379,279	44,467,955
ICU Medical Inc.[a,b]	390,983	44,095,063
Inogen Inc.[a,b]	390,536	15,656,588

25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2015

Security	Shares	Value

Integra LifeSciences Holdings Corp.[a,b]	782,682	$53,050,186
Invacare Corp.	814,819	14,169,702
Masimo Corp.[a,b]	1,228,070	50,977,186
Meridian Bioscience Inc.[b]	1,139,065	23,373,614
Merit Medical Systems Inc.[a,b]	1,203,249	22,368,399
Natus Medical Inc.[a,b]	897,887	43,143,470
Neogen Corp.[a,b]	1,014,085	57,316,084
NuVasive Inc.[a,b]	1,332,508	72,102,008
SurModics Inc.[a,b]	356,146	7,219,079
Vascular Solutions Inc.[a,b]	473,173	16,272,419

		806,131,356
HEALTH CARE PROVIDERS & SERVICES — 3.26%
Aceto Corp.	803,096	21,667,530
Adeptus Health Inc. Class Aa	325,249	17,732,575
Air Methods Corp.[a,b]	972,595	40,780,908
Almost Family Inc.[a,b]	224,657	8,588,637
Amedisys Inc.[a,b]	769,849	30,270,463
AMN Healthcare Services Inc.[a,b]	1,297,000	40,271,850
Chemed Corp.	458,083	68,620,833
CorVel Corp.[a]	279,304	12,267,032
Cross Country Healthcare Inc.[a,b]	886,726	14,533,439
Ensign Group Inc. (The)	1,304,637	29,523,935
ExamWorks Group Inc.[a,b]	1,084,488	28,847,381
Hanger Inc.[a,b]	959,424	15,782,525
HealthEquity Inc.[a,b]	949,994	23,816,350
Healthways Inc.[a,b]	853,146	10,979,989
Kindred Healthcare Inc.	2,280,210	27,157,301
Landauer Inc.	261,478	8,607,856
LHC Group Inc.[a]	353,014	15,988,004
Magellan Health Inc.[a,b]	681,201	42,002,854
PharMerica Corp.[a]	828,766	29,006,810
Providence Service Corp. (The)[a,b]	343,466	16,115,425
Select Medical Holdings Corp.	2,854,681	33,999,251
U.S. Physical Therapy Inc.	338,262	18,157,904

		554,718,852
HEALTH CARE TECHNOLOGY — 1.36%
Computer Programs & Systems Inc.[b]	285,306	14,193,974
HealthStream Inc.[a,b]	663,779	14,603,138
HMS Holdings Corp.[a,b]	2,338,265	28,854,190
MedAssets Inc.[a,b]	1,610,426	49,826,580

Security	Shares	Value

Medidata Solutions Inc.[a,b]	1,502,764	$74,071,238
Omnicell Inc.[a,b]	962,948	29,928,424
Quality Systems Inc.	1,209,959	19,504,539

		230,982,083
HOTELS, RESTAURANTS & LEISURE — 2.90%
Biglari Holdings Inc.[a,b]	28,743	9,365,044
BJ’s Restaurants Inc.[a,b]	561,542	24,410,231
Bob Evans Farms Inc./DE	568,095	22,070,491
Boyd Gaming Corp.[a,b]	2,174,143	43,200,221
DineEquity Inc.	456,090	38,617,140
Interval Leisure Group Inc.	1,066,682	16,650,906
Marcus Corp. (The)	513,209	9,735,575
Marriott Vacations Worldwide Corp.	734,925	41,853,979
Monarch Casino & Resort Inc.[a]	292,309	6,641,260
Papa John’s International Inc.	784,980	43,856,833
Pinnacle Entertainment Inc.[a,b]	1,155,634	35,963,330
Popeyes Louisiana Kitchen Inc.[a,b]	611,206	35,755,551
Red Robin Gourmet Burgers Inc.[a,b]	378,345	23,359,020
Ruby Tuesday Inc.[a,b]	1,693,392	9,330,590
Ruth’s Hospitality Group Inc.	954,998	15,203,568
Scientific Games Corp. Class Aa,b	1,364,247	12,237,296
Sonic Corp.	1,353,548	43,733,136
Texas Roadhouse Inc.	1,713,159	61,279,697

		493,263,868
HOUSEHOLD DURABLES — 1.56%
Ethan Allen Interiors Inc.[b]	711,898	19,805,002
Helen of Troy Ltd.[a,b]	762,609	71,875,898
Installed Building Products Inc.[a]	451,952	11,221,968
iRobot Corp.[a,b]	790,242	27,974,567
La-Z-Boy Inc.	1,365,315	33,340,992
M/I Homes Inc.[a,b]	671,028	14,708,934
Meritage Homes Corp.[a,b]	1,003,418	34,106,178
TopBuild Corp.[a]	1,025,122	31,543,004
Universal Electronics Inc.[a,b]	393,580	20,210,333

		264,786,876
HOUSEHOLD PRODUCTS — 0.30%
Central Garden & Pet Co.[a]	269,811	3,647,845
Central Garden & Pet Co. Class Aa,b	892,874	12,143,086
WD-40 Co.	363,577	35,866,871

		51,657,802

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2015

Security	Shares	Value

INSURANCE — 2.81%
American Equity Investment Life Holding Co.	2,086,564	$50,140,133
AMERISAFE Inc.	519,611	26,448,200
eHealth Inc.[a,b]	454,679	4,537,696
Employers Holdings Inc.	865,267	23,621,789
HCI Group Inc.[b]	245,685	8,562,122
Horace Mann Educators Corp.	1,106,924	36,727,738
Infinity Property & Casualty Corp.	305,804	25,146,263
Navigators Group Inc. (The)[a,b]	298,193	25,581,978
ProAssurance Corp.	1,442,291	69,994,382
RLI Corp.	1,000,979	61,810,453
Safety Insurance Group Inc.	381,653	21,517,596
Selective Insurance Group Inc.	1,521,975	51,107,921
Stewart Information Services Corp.	569,094	21,244,279
United Fire Group Inc.	573,453	21,968,984
United Insurance Holdings Corp.	488,385	8,351,384
Universal Insurance Holdings Inc.[b]	880,283	20,404,960

		477,165,878
INTERNET & CATALOG RETAIL — 0.30%
Blue Nile Inc.[a,b]	314,589	11,680,690
FTD Companies Inc.[a,b]	501,329	13,119,780
NutriSystem Inc.	794,743	17,198,238
PetMed Express Inc.	549,545	9,419,201

		51,417,909
INTERNET SOFTWARE & SERVICES — 1.46%
Blucora Inc.[a,b]	1,119,048	10,966,670
comScore Inc.[a,b]	879,445	36,189,162
Constant Contact Inc.[a]	874,287	25,564,152
DHI Group Inc.[a]	1,149,308	10,539,154
Liquidity Services Inc.[a]	662,845	4,308,493
LivePerson Inc.[a,b]	1,343,462	9,068,369
LogMeIn Inc.[a,b]	681,395	45,721,604
Monster Worldwide Inc.[a,b]	2,491,329	14,275,315
NIC Inc.	1,659,994	32,668,682
QuinStreet Inc.[a]	971,714	4,168,653
Stamps.com Inc.[a,b]	405,364	44,431,948
XO Group Inc.[a,b]	645,530	10,367,212

		248,269,414

Security	Shares	Value

IT SERVICES — 2.33%
CACI International Inc. Class Aa,b	657,879	$61,038,014
Cardtronics Inc.[a,b]	1,221,264	41,095,533
CIBER Inc.[a,b]	1,961,100	6,883,461
CSG Systems International Inc.	889,446	32,002,267
ExlService Holdings Inc.[a]	896,125	40,262,896
Forrester Research Inc.	271,036	7,719,105
Heartland Payment Systems Inc.	997,723	94,604,095
ManTech International Corp./VA Class A	663,407	20,061,428
Perficient Inc.[a]	958,514	16,409,760
Sykes Enterprises Inc.[a,b]	1,058,244	32,572,750
TeleTech Holdings Inc.	448,756	12,524,780
Virtusa Corp.[a,b]	737,646	30,494,286

		395,668,375
LEISURE PRODUCTS — 0.35%
Arctic Cat Inc.[b]	354,641	5,809,020
Callaway Golf Co.	2,447,521	23,055,648
Sturm Ruger & Co. Inc.	508,807	30,329,985

		59,194,653
LIFE SCIENCES TOOLS & SERVICES — 0.58%
Affymetrix Inc.[a,b]	2,177,176	21,967,706
Albany Molecular Research Inc.[a,b]	735,426	14,598,206
Cambrex Corp.[a,b]	857,366	40,373,365
Luminex Corp.[a,b]	1,043,251	22,315,139

		99,254,416
MACHINERY — 3.66%
Actuant Corp. Class A	1,623,427	38,897,311
Albany International Corp. Class A	783,591	28,640,251
Astec Industries Inc.	512,003	20,838,522
Barnes Group Inc.	1,400,199	49,553,043
Briggs & Stratton Corp.	1,204,300	20,834,390
Chart Industries Inc.[a,b]	829,058	14,889,882
CIRCOR International Inc.	449,022	18,926,277
EnPro Industries Inc.	597,565	26,197,250
ESCO Technologies Inc.	701,594	25,355,607
Federal Signal Corp.	1,691,222	26,805,869
Greenbrier Companies Inc. (The)	704,989	22,996,741
Harsco Corp.	2,180,788	17,184,609

27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2015

Security	Shares	Value

Hillenbrand Inc.	1,705,191	$50,524,809
John Bean Technologies Corp.	792,457	39,488,132
Lindsay Corp.[b]	307,379	22,254,240
Lydall Inc.[a,b]	463,732	16,453,211
Mueller Industries Inc.	1,554,202	42,118,874
SPX Corp.	1,108,035	10,337,966
SPX FLOW Inc.[a]	1,118,004	31,203,492
Standex International Corp.	347,519	28,896,205
Tennant Co.	485,349	27,305,735
Titan International Inc.	1,190,654	4,691,177
Watts Water Technologies Inc. Class A	765,106	38,002,815

		622,396,408
MARINE — 0.30%
Matson Inc.	1,181,722	50,376,809

		50,376,809
MEDIA — 0.66%
EW Scripps Co. (The) Class A	1,448,450	27,520,550
Gannett Co. Inc.	3,121,088	50,842,524
Harte-Hanks Inc.	1,297,755	4,204,726
Scholastic Corp.	722,715	27,867,890
Sizmek Inc.[a]	541,267	1,975,625

		112,411,315
METALS & MINING — 0.77%
AK Steel Holding Corp.[a,b]	4,860,424	10,887,350
Century Aluminum Co.[a,b]	1,353,817	5,983,871
Gerber Scientific Inc. Escrow[a]	349,019	3,490
Haynes International Inc.	339,167	12,444,037
Kaiser Aluminum Corp.	482,399	40,357,500
Materion Corp.	544,989	15,259,692
Olympic Steel Inc.	252,234	2,920,870
Stillwater Mining Co.[a,b]	3,292,185	28,214,026
SunCoke Energy Inc.	1,745,630	6,057,336
TimkenSteel Corp.	1,034,194	8,666,546

		130,794,718
MULTI-UTILITIES — 0.77%
Avista Corp.	1,690,806	59,803,808
NorthWestern Corp.	1,307,271	70,919,452

		130,723,260
MULTILINE RETAIL — 0.14%
Fred’s Inc. Class A	954,291	15,621,744
Tuesday Morning Corp.[a,b]	1,204,477	7,829,100

		23,450,844

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 1.10%
Bill Barrett Corp.[a,b]	1,359,244	$5,341,829
Bonanza Creek Energy Inc.[a,b]	1,112,538	5,863,075
Carrizo Oil & Gas Inc.[a,b]	1,471,894	43,538,624
Cloud Peak Energy Inc.[a,b]	1,687,174	3,509,322
Contango Oil & Gas Co.[a,b]	477,613	3,061,499
Green Plains Inc.	969,823	22,208,947
Northern Oil and Gas Inc.[a,b]	1,418,084	5,473,804
PDC Energy Inc.[a,b]	1,087,883	58,071,195
REX American Resources Corp.[a,b]	156,568	8,465,632
Rex Energy Corp.[a,b]	1,322,941	1,389,088
Stone Energy Corp.[a,b]	1,562,218	6,701,915
Synergy Resources Corp.[a,b]	2,708,950	23,080,254

		186,705,184
PAPER & FOREST PRODUCTS — 1.27%
Boise Cascade Co.[a,b]	1,056,382	26,969,433
Clearwater Paper Corp.[a]	483,849	22,029,645
Deltic Timber Corp.	296,729	17,468,436
KapStone Paper and Packaging Corp.	2,326,040	52,545,244
Neenah Paper Inc.	455,607	28,443,545
PH Glatfelter Co.	1,181,596	21,788,630
Schweitzer-Mauduit International Inc.	828,816	34,801,984
Wausau Paper Corp.	1,136,327	11,624,625

		215,671,542
PERSONAL PRODUCTS — 0.11%
Inter Parfums Inc.	466,548	11,113,174
Medifast Inc.[b]	253,432	7,699,264

		18,812,438
PHARMACEUTICALS — 2.27%
ANI Pharmaceuticals Inc.[a,b]	206,686	9,326,706
Depomed Inc.[a,b]	1,457,071	26,416,697
Impax Laboratories Inc.[a,b]	1,799,039	76,926,907
Lannett Co. Inc.[a,b]	755,172	30,297,501
Medicines Co. (The)[a,b]	1,884,645	70,372,644
Nektar Therapeutics[a,b]	3,621,551	61,023,134
Phibro Animal Health Corp.	493,759	14,876,959
Prestige Brands Holdings Inc.[a,b]	1,431,525	73,694,907
Sagent Pharmaceuticals Inc.[a,b]	650,878	10,355,469
Supernus Pharmaceuticals Inc.[a,b]	932,236	12,529,252

		385,820,176

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2015

Security	Shares	Value

PROFESSIONAL SERVICES — 1.78%
CDI Corp.	398,309	$2,692,569
Exponent Inc.	700,284	34,979,186
Heidrick & Struggles International Inc.	472,083	12,850,099
Insperity Inc.	505,922	24,360,144
Kelly Services Inc. Class A	808,360	13,055,014
Korn/Ferry International	1,392,182	46,192,599
Navigant Consulting Inc.[a,b]	1,294,730	20,793,364
On Assignment Inc.[a,b]	1,289,496	57,962,845
Resources Connection Inc.	1,011,896	16,534,381
TrueBlue Inc.[a,b]	1,141,823	29,413,360
WageWorks Inc.[a,b]	977,318	44,340,918

		303,174,479
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.73%
Acadia Realty Trust[b]	1,873,090	62,092,934
Agree Realty Corp.[b]	528,300	17,956,917
American Assets Trust Inc.[b]	1,070,880	41,068,248
Capstead Mortgage Corp.[b]	2,608,274	22,796,315
CareTrust REIT Inc.[b]	1,305,976	14,300,437
Cedar Realty Trust Inc.[b]	2,033,168	14,394,829
Chesapeake Lodging Trust[b]	1,622,268	40,816,263
CoreSite Realty Corp.[b]	833,149	47,256,211
Cousins Properties Inc.[b]	5,533,412	52,180,075
DiamondRock Hospitality Co.[b]	5,447,138	52,564,882
EastGroup Properties Inc.	872,542	48,522,061
Education Realty Trust Inc.[b]	1,503,434	56,950,080
EPR Properties[b]	1,621,977	94,804,556
Four Corners Property Trust Inc.[a,b]	1,047,395	25,305,063
Franklin Street Properties Corp.[b]	2,426,716	25,116,511
GEO Group Inc. (The)[b]	2,001,514	57,863,770
Getty Realty Corp.[b]	711,653	12,204,849
Government Properties Income Trust[b]	1,710,651	27,148,031
Healthcare Realty Trust Inc.[b]	2,731,482	77,355,570
Inland Real Estate Corp.[b]	2,463,332	26,160,586
Kite Realty Group Trust[b]	2,261,054	58,629,130
Lexington Realty Trust[b]	5,758,362	46,066,896
LTC Properties Inc.[b]	967,288	41,728,804
Medical Properties Trust Inc.[b]	6,455,027	74,297,361

Security	Shares	Value

Parkway Properties Inc./Mdb	2,216,464	$34,643,332
Pennsylvania REIT[b]	1,881,553	41,149,564
PS Business Parks Inc.[b]	527,700	46,136,811
Retail Opportunity Investments Corp.[b]	2,699,127	48,314,373
Sabra Health Care REIT Inc.[b]	1,771,534	35,838,133
Saul Centers Inc.[b]	311,027	15,946,354
Summit Hotel Properties Inc.	2,359,813	28,199,765
Universal Health Realty Income Trust[b]	278,016	13,903,580
Urstadt Biddle Properties Inc. Class Ab	650,707	12,519,603

		1,314,231,894
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.06%
Forestar Group Inc.[a,b]	919,173	10,055,753

		10,055,753
ROAD & RAIL — 0.73%
ArcBest Corp.	664,126	14,205,655
Celadon Group Inc.	764,516	7,561,063
Heartland Express Inc.[b]	1,643,393	27,970,549
Knight Transportation Inc.	1,672,479	40,524,166
Marten Transport Ltd.	652,328	11,546,206
Roadrunner Transportation Systems Inc.[a,b]	826,175	7,790,830
Saia Inc.[a,b]	677,640	15,077,490

		124,675,959
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.66%
Advanced Energy Industries Inc.[a]	1,116,471	31,517,976
Brooks Automation Inc.	1,841,720	19,669,570
Cabot Microelectronics Corp.[a,b]	654,690	28,662,328
CEVA Inc.[a]	557,208	13,016,379
Cirrus Logic Inc.[a,b]	1,728,332	51,037,644
Cohu Inc.	677,888	8,182,108
Diodes Inc.[a,b]	1,057,951	24,311,714
DSP Group Inc.[a]	590,400	5,573,376
Exar Corp.[a,b]	1,316,170	8,068,122
Kopin Corp.[a]	1,686,966	4,588,548
Kulicke & Soffa Industries Inc.[a,b]	1,920,066	22,407,170
Microsemi Corp.[a,b]	2,596,237	84,611,364

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2015

Security	Shares	Value

MKS Instruments Inc.	1,445,088	$52,023,168
Monolithic Power Systems Inc.	986,666	62,860,491
Nanometrics Inc.[a,b]	661,194	10,010,477
Power Integrations Inc.	773,170	37,599,257
Rambus Inc.[a,b]	3,169,213	36,731,179
Rudolph Technologies Inc.[a,b]	851,402	12,106,936
Semtech Corp.[a,b]	1,765,350	33,400,422
Tessera Technologies Inc.	1,304,493	39,147,835
Ultratech Inc.[a,b]	721,115	14,292,499
Veeco Instruments Inc.[a,b]	1,114,374	22,911,530

		622,730,093
SOFTWARE — 2.61%
Blackbaud Inc.	1,250,930	82,386,250
Bottomline Technologies de Inc.[a,b]	1,036,651	30,819,634
Ebix Inc.[b]	716,907	23,507,381
Epiq Systems Inc.	881,905	11,526,498
Interactive Intelligence Group Inc.[a,b]	472,852	14,857,010
MicroStrategy Inc. Class Aa,b	253,677	45,481,749
Monotype Imaging Holdings Inc.	1,085,990	25,672,804
Progress Software Corp.[a,b]	1,366,060	32,785,440
Rovi Corp.[a,b]	2,242,923	37,367,097
Synchronoss Technologies Inc.[a,b]	1,079,953	38,046,744
Take-Two Interactive Software Inc.[a,b]	2,296,847	80,022,150
Tangoe Inc.[a,b]	1,018,514	8,545,332
VASCO Data Security International Inc.[a,b]	808,303	13,522,909

		444,540,998
SPECIALTY RETAIL — 4.09%
Barnes & Noble Education Inc.[a,b]	1,065,692	10,603,635
Barnes & Noble Inc.	1,685,854	14,683,788
Big 5 Sporting Goods Corp.	507,714	5,072,063
Buckle Inc. (The)[b]	766,225	23,584,406
Caleres Inc.	1,189,084	31,891,233
Cato Corp. (The) Class A	711,744	26,206,414
Children’s Place Inc. (The)	552,665	30,507,108
Express Inc.[a,b]	1,955,350	33,788,448
Finish Line Inc. (The) Class A	1,221,777	22,089,728
Five Below Inc.[a]	1,482,453	47,586,741
Francesca’s Holdings Corp.[a,b]	1,130,498	19,681,970

Security	Shares	Value

Genesco Inc.[a,b]	600,919	$34,150,227
Group 1 Automotive Inc.	612,026	46,330,368
Haverty Furniture Companies Inc.	548,351	11,756,645
Hibbett Sports Inc.[a,b]	620,551	18,765,462
Kirkland’s Inc.	430,096	6,236,392
Lithia Motors Inc. Class A	643,057	68,594,890
Lumber Liquidators Holdings Inc.[a,b]	740,097	12,848,084
MarineMax Inc.[a,b]	698,434	12,865,154
Men’s Wearhouse Inc. (The)	1,316,886	19,331,887
Monro Muffler Brake Inc.[b]	867,708	57,459,624
Outerwall Inc.[b]	468,622	17,123,448
Pep Boys-Manny Moe & Jack (The)[a]	1,465,964	26,988,397
Select Comfort Corp.[a,b]	1,377,912	29,501,096
Sonic Automotive Inc. Class A	874,460	19,902,710
Stage Stores Inc.[b]	872,781	7,951,035
Stein Mart Inc.	799,070	5,377,741
Vitamin Shoppe Inc.[a,b]	791,325	25,876,328
Zumiez Inc.[a,b]	546,403	8,261,613

		695,016,635
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.50%
Electronics For Imaging Inc.[a,b]	1,294,522	60,505,958
Super Micro Computer Inc.[a,b]	996,025	24,412,573

		84,918,531
TEXTILES, APPAREL & LUXURY GOODS — 1.47%
Crocs Inc.[a,b]	1,999,882	20,478,792
G-III Apparel Group Ltd.[a,b]	1,087,248	48,121,597
Iconix Brand Group Inc.[a,b]	1,316,445	8,991,319
Movado Group Inc.	446,983	11,491,933
Oxford Industries Inc.	397,195	25,348,985
Perry Ellis International Inc.[a,b]	320,967	5,912,212
Steven Madden Ltd.[a,b]	1,531,222	46,273,529
Tumi Holdings Inc.[a,b]	1,533,207	25,497,232
Unifi Inc.[a,b]	405,848	11,424,621
Wolverine World Wide Inc.	2,791,672	46,648,839

		250,189,059

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2015

Security	Shares	Value

THRIFTS & MORTGAGE FINANCE — 1.50%
Astoria Financial Corp.	2,466,761	$39,098,162
Bank Mutual Corp.	1,154,016	9,001,325
BofI Holding Inc.[a,b]	1,559,053	32,818,066
Dime Community Bancshares Inc.	832,517	14,560,722
LendingTree Inc.[a,b]	193,753	17,298,268
Northfield Bancorp. Inc.	1,238,145	19,711,268
Northwest Bancshares Inc.[b]	2,767,797	37,060,802
Oritani Financial Corp.	1,020,341	16,835,626
Provident Financial Services Inc.	1,600,912	32,258,377
TrustCo Bank Corp. NY	2,584,222	15,867,123
Walker & Dunlop Inc.[a,b]	732,300	21,097,563

		255,607,302
TOBACCO — 0.20%
Universal Corp./VA	617,911	34,652,449

		34,652,449
TRADING COMPANIES & DISTRIBUTORS — 0.53%
Applied Industrial Technologies Inc.	1,069,408	43,300,330
DXP Enterprises Inc.[a,b]	344,273	7,849,425
Kaman Corp.	737,051	30,079,051
Veritiv Corp.[a,b]	223,601	8,098,828

		89,327,634
WATER UTILITIES — 0.25%
American States Water Co.	998,673	41,894,332

		41,894,332
WIRELESS TELECOMMUNICATION SERVICES — 0.06%
Spok Holdings Inc.	572,938	10,496,224

		10,496,224

TOTAL COMMON STOCKS
(Cost: $16,134,553,323)		16,970,976,697

Security	Shares	Value

SHORT-TERM INVESTMENTS — 10.45%

MONEY MARKET FUNDS — 10.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	1,684,950,228	$1,684,950,228
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	84,552,046	84,552,046
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	7,300,022	7,300,022

		1,776,802,296

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,776,802,296)		1,776,802,296

TOTAL INVESTMENTS IN SECURITIES — 110.25%
(Cost: $17,911,355,619)		18,747,778,993
Other Assets, Less Liabilities — (10.25)%		(1,742,722,871)

NET ASSETS — 100.00%		$17,005,056,122

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of December 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	264	Mar. 2016	ICE Markets Equity	$29,871,600	$(261,529)

See accompanying notes to schedules of investments.

31

Schedule of Investments (Unaudited)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 2.51%
AAR Corp.	4,485	$117,911
Aerojet Rocketdyne Holdings Inc.[a]	8,718	136,524
Aerovironment Inc.[a]	2,817	83,017
Air Industries Group	1,101	8,720
American Science & Engineering Inc.	995	41,173
API Technologies Corp.[a]	2,828	3,903
Arotech Corp.[a]	2,721	5,551
Astronics Corp.[a]	2,642	107,556
Astrotech Corp.[a]	2,031	3,107
B/E Aerospace Inc.	14,102	597,502
Boeing Co. (The)	84,823	12,264,558
Breeze-Eastern Corp.[a]	526	10,415
BWX Technologies Inc.	14,358	456,154
CPI Aerostructures Inc.[a]	917	8,922
Cubic Corp.	2,968	140,238
Curtiss-Wright Corp.	6,177	423,124
DigitalGlobe Inc.[a]	8,763	137,229
Ducommun Inc.[a]	1,431	23,211
Engility Holdings Inc.	2,363	76,750
Erickson Inc.[a]	688	1,417
Esterline Technologies Corp.[a]	3,993	323,433
General Dynamics Corp.	40,030	5,498,521
HEICO Corp.	2,605	141,608
HEICO Corp. Class A	4,842	238,226
Hexcel Corp.	12,714	590,565
Honeywell International Inc.	103,794	10,749,945
Huntington Ingalls Industries Inc.	6,336	803,722
Innovative Solutions & Support Inc.[a]	2,159	5,959
Keyw Holding Corp. (The)[a]	5,587	33,634
KLX Inc.[a]	7,141	219,871
Kratos Defense & Security Solutions Inc.[a]	6,416	26,306
L-3 Communications Holdings Inc.	10,570	1,263,221
LMI Aerospace Inc.[a]	1,788	18,005
Lockheed Martin Corp.	35,597	7,729,888
Micronet Enertec Technologies Inc.[a]	1,190	2,499
Moog Inc. Class Aa	4,504	272,942

Security	Shares	Value

National Presto Industries Inc.	657	$54,439
Northrop Grumman Corp.	24,563	4,637,740
Orbital ATK Inc.	7,930	708,466
Precision Castparts Corp.	18,533	4,299,841
Raytheon Co.	40,552	5,049,941
Rockwell Collins Inc.	17,716	1,635,187
SIFCO Industries Inc.	287	2,726
Sparton Corp.[a]	1,173	23,448
Spirit AeroSystems Holdings Inc. Class Aa	17,029	852,642
TASER International Inc.[a,b]	7,280	125,871
Teledyne Technologies Inc.[a]	4,780	423,986
Textron Inc.	36,884	1,549,497
TransDigm Group Inc.[a]	7,219	1,649,181
Triumph Group Inc.	6,674	265,291
United Technologies Corp.	111,105	10,673,857
Vectrus Inc.[a]	1,423	29,726

		74,547,166
AIR FREIGHT & LOGISTICS — 0.60%
Air T Inc.[a]	228	5,579
Air Transport Services Group Inc.[a]	7,062	71,185
Atlas Air Worldwide Holdings Inc.[a]	3,341	138,117
CH Robinson Worldwide Inc.	19,356	1,200,459
Echo Global Logistics Inc.[a]	3,488	71,120
Expeditors International of Washington Inc.	25,125	1,133,138
FedEx Corp.	35,369	5,269,627
Forward Air Corp.	4,182	179,868
Hub Group Inc. Class Aa	4,842	159,544
Park-Ohio Holdings Corp.	1,194	43,915
Radiant Logistics Inc.[a]	4,400	15,092
United Parcel Service Inc. Class B	93,762	9,022,717
UTi Worldwide Inc.[a]	12,583	88,459
XPO Logistics Inc.[a,b]	12,003	327,082

		17,725,902
AIRLINES — 0.64%
Alaska Air Group Inc.	17,003	1,368,912
Allegiant Travel Co.	1,777	298,234
American Airlines Group Inc.	84,912	3,596,023
Delta Air Lines Inc.	105,936	5,369,896

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Hawaiian Holdings Inc.[a,b]	6,406	$226,324
JetBlue Airways Corp.[a]	42,470	961,945
Republic Airways Holdings Inc.[a]	6,896	27,101
SkyWest Inc.	6,881	130,877
Southwest Airlines Co.	87,606	3,772,314
Spirit Airlines Inc.[a]	9,654	384,712
United Continental Holdings Inc.[a]	50,228	2,878,064
Virgin America Inc.[a]	2,483	89,413

		19,103,815
AUTO COMPONENTS — 0.53%
American Axle & Manufacturing Holdings Inc.[a]	10,291	194,912
Autoliv Inc.	11,858	1,479,523
BorgWarner Inc.	30,208	1,305,892
Clean Diesel Technologies Inc.[a,b]	3,459	3,251
Cooper Tire & Rubber Co.	7,044	266,615
Cooper-Standard Holding Inc.[a]	2,366	183,578
Dana Holding Corp.	20,667	285,205
Delphi Automotive PLC	37,731	3,234,679
Dorman Products Inc.[a,b]	4,187	198,757
Drew Industries Inc.	3,268	198,989
Federal-Mogul Holdings Corp.[a]	4,281	29,325
Fox Factory Holding Corp.[a]	2,392	39,540
Fuel Systems Solutions Inc.[a]	1,543	7,545
Gentex Corp.	39,332	629,705
Gentherm Inc.[a,b]	4,902	232,355
Goodyear Tire & Rubber Co. (The)	36,250	1,184,287
Horizon Global Corp.[a]	2,530	26,236
Johnson Controls Inc.	87,254	3,445,660
Lear Corp.	10,143	1,245,865
Metaldyne Performance Group Inc.	1,706	31,288
Modine Manufacturing Co.[a]	6,026	54,535
Motorcar Parts of America Inc.[a]	2,499	84,491
Quantum Fuel Systems Technologies Worldwide Inc.[a]	3,772	2,754
Shiloh Industries Inc.[a]	1,370	7,179
Spartan Motors Inc.	4,609	14,334
Standard Motor Products Inc.	2,667	101,479
Stoneridge Inc.[a]	3,585	53,058

Security	Shares	Value

Strattec Security Corp.	493	$27,850
Superior Industries International Inc.	3,135	57,747
Sypris Solutions Inc.	2,637	2,874
Tenneco Inc.[a]	7,801	358,144
Tower International Inc.	2,834	80,967
Unique Fabricating Inc.	439	5,417
UQM Technologies Inc.[a]	5,863	3,899
Visteon Corp.[a]	5,162	591,049

		15,668,984
AUTOMOBILES — 0.63%
Ford Motor Co.	524,991	7,397,123
General Motors Co.	190,734	6,486,863
Harley-Davidson Inc.	25,857	1,173,649
Tesla Motors Inc.[a]	13,563	3,255,256
Thor Industries Inc.	6,172	346,558
Winnebago Industries Inc.	3,659	72,814

		18,732,263
BANKS — 6.06%
1st Century Bancshares Inc.	1,074	7,475
1st Constitution Bancorp.[a]	789	10,154
1st Source Corp.	1,945	60,042
Access National Corp.	944	19,314
ACNB Corp.	864	18,723
Allegiance Bancshares Inc.[a]	418	9,886
Ameriana Bancorp.	370	8,480
American National Bankshares Inc.	1,108	28,376
American River Bankshares[a]	884	9,353
Ameris Bancorp.	3,496	118,829
AmeriServ Financial Inc.	2,341	7,491
Ames National Corp.	1,302	31,626
Anchor Bancorp. Inc./WAa	347	8,949
Arrow Financial Corp.	1,741	47,303
Associated Banc-Corp.	20,304	380,700
Atlantic Capital Bancshares Inc.	943	14,126
Auburn National BanCorp. Inc.	312	9,241
Avenue Financial Holdings Inc.[a]	353	5,179
Banc of California Inc.	4,015	58,699
BancFirst Corp.	1,074	62,958
Bancorp. Inc. (The)[a]	4,859	30,952
Bancorp. of New Jersey Inc.	715	8,008

33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

BancorpSouth Inc.	11,437	$274,374
Bank of America Corp.	1,402,303	23,600,759
Bank of Commerce Holdings	1,679	11,216
Bank of Hawaii Corp.	5,846	367,713
Bank of Marin Bancorp.	732	39,089
Bank of South Carolina Corp.	598	9,729
Bank of the James Financial Group Inc.	500	6,320
Bank of the Ozarks Inc.	10,973	542,725
BankUnited Inc.	13,963	503,506
Bankwell Financial Group Inc.	824	16,356
Banner Corp.	2,754	126,298
Bar Harbor Bankshares	837	28,810
Bay Bancorp. Inc.	1,353	6,819
Baylake Corp.	1,151	16,816
BB&T Corp.	105,086	3,973,302
BBCN Bancorp. Inc.	10,779	185,614
BCB Bancorp. Inc.	1,325	13,780
Berkshire Hills Bancorp. Inc.	4,215	122,699
Blue Hills Bancorp. Inc.	3,790	58,025
BNC Bancorp.	4,838	122,788
BOK Financial Corp.	2,838	169,684
Boston Private Financial Holdings Inc.	11,363	128,856
Bridge Bancorp. Inc.	1,332	40,533
Brookline Bancorp. Inc.	9,509	109,354
Bryn Mawr Bank Corp.	2,121	60,915
C&F Financial Corp.	429	16,731
C1 Financial Inc.[a]	1,003	24,283
California First National Bancorp.	248	3,226
Camden National Corp.	1,008	44,443
Capital Bank Financial Corp. Class A	3,339	106,781
Capital City Bank Group Inc.	1,427	21,904
Cardinal Financial Corp.	4,365	99,304
Carolina Bank Holdings Inc.[a]	676	12,465
Carolina Financial Corp.	1,334	24,012
Carolina Trust Bank[a]	765	4,743
Cascade Bancorp.[a]	4,107	24,929
Cathay General Bancorp.	10,180	318,939
CB Financial Services Inc.	554	12,687
CenterState Banks Inc.	6,199	97,014

Security	Shares	Value

Central Pacific Financial Corp.	4,249	$93,563
Central Valley Community Bancorp.	1,255	15,512
Century Bancorp. Inc./MA Class A	360	15,646
Chemical Financial Corp.	5,130	175,805
Chemung Financial Corp.	499	13,802
CIT Group Inc.	23,013	913,616
Citigroup Inc.	401,199	20,762,048
Citizens & Northern Corp.	1,645	34,545
Citizens Financial Group Inc.	71,032	1,860,328
Citizens First Corp.	289	3,933
Citizens Holding Co.	553	13,161
City Holding Co.	2,082	95,022
Civista Bancshares Inc.	871	11,175
CNB Financial Corp./PA	1,778	32,057
Coastway Bancorp. Inc.	583	7,661
CoBiz Financial Inc.	5,011	67,248
Codorus Valley Bancorp. Inc.	773	15,723
Colony Bankcorp Inc.[a]	825	8,011
Columbia Banking System Inc.	7,805	253,741
Comerica Inc.	23,824	996,558
Commerce Bancshares Inc./MO	11,316	481,383
Community Bank System Inc.	5,875	234,648
Community Bankers Trust Corp.[a]	3,167	17,007
Community Financial Corp. (The )	605	12,929
Community Trust Bancorp. Inc.	2,257	78,905
Community West Bancshares	813	5,772
CommunityOne Bancorp.[a]	1,759	23,694
ConnectOne Bancorp. Inc.	3,766	70,387
Cordia Bancorp. Inc.	985	3,871
County Bancorp. Inc.	587	11,910
CU Bancorp.[a]	1,442	36,569
Cullen/Frost Bankers Inc.	7,407	444,420
Customers Bancorp. Inc.[a]	3,393	92,357
CVB Financial Corp.	13,385	226,474
DNB Financial Corp.	343	9,727
Eagle Bancorp. Inc.[a]	4,004	202,082
Eagle Bancorp. Montana Inc.	575	7,107
East West Bancorp. Inc.	19,401	806,306
Eastern Virginia Bankshares Inc.	1,383	9,930

34

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Emclaire Financial Corp.	214	$5,179
Enterprise Bancorp. Inc./MA	914	20,885
Enterprise Financial Services Corp.	2,691	76,290
Evans Bancorp. Inc.	518	13,209
Farmers Capital Bank Corp.[a]	1,010	27,381
Farmers National Banc Corp.	2,400	20,640
Fauquier Bankshares Inc.	556	8,518
FCB Financial Holdings Inc. Class Aa	1,145	40,980
Fidelity Southern Corp.	2,424	54,079
Fifth Third Bancorp.	107,021	2,151,122
Financial Institutions Inc.	1,816	50,848
First Bancorp. Inc./ME	1,372	28,085
First BanCorp./Puerto Rico[a]	15,943	51,815
First Bancorp./Southern Pines NC	2,568	48,124
First Bancshares Inc. (The)	708	12,985
First Bank/Hamilton NJ	1,030	6,808
First Busey Corp.	3,204	66,099
First Business Financial Services Inc.	1,116	27,911
First Capital Bancorp. Inc./VA	1,095	6,088
First Citizens BancShares Inc./NC Class A	1,206	311,353
First Commonwealth Financial Corp.	12,053	109,321
First Community Bancshares Inc./VA	2,162	40,278
First Community Corp./SC	912	13,607
First Connecticut Bancorp. Inc./Farmington CT	1,902	33,114
First Financial Bancorp.	8,360	151,065
First Financial Bankshares Inc.	8,921	269,147
First Financial Corp./IN	1,583	53,775
First Foundation Inc.[a]	1,666	39,301
First Horizon National Corp.	32,310	469,141
First Internet Bancorp.	568	16,296
First Interstate BancSystem Inc.	2,442	70,989
First Merchants Corp.	5,142	130,710
First Midwest Bancorp. Inc./IL	10,568	194,768
First NBC Bank Holding Co.[a,b]	2,141	80,052
First Niagara Financial Group Inc.	47,881	519,509

Security	Shares	Value

First Northwest Bancorp.[a]	1,766	$24,989
First of Long Island Corp. (The)	1,806	54,180
First Republic Bank/CA	19,200	1,268,352
First Savings Financial Group Inc.	214	7,800
First South Bancorp. Inc./Washington NC	1,279	10,948
First United Corp.[a]	788	9,141
FirstMerit Corp.	22,381	417,406
Flushing Financial Corp.	3,705	80,176
FNB Corp./PA	23,697	316,118
Franklin Financial Network Inc.[a]	398	12,489
Fulton Financial Corp.	23,520	305,995
German American Bancorp. Inc.	1,667	55,544
Glacier Bancorp. Inc.	10,286	272,888
Glen Burnie Bancorp.	285	3,431
Great Southern Bancorp. Inc.	1,306	59,110
Great Western Bancorp. Inc.	6,912	200,586
Green Bancorp. Inc.[a]	1,430	14,986
Guaranty Bancorp.	2,117	35,015
Hampton Roads Bankshares Inc.[a]	5,242	9,645
Hancock Holding Co.	10,460	263,278
Hanmi Financial Corp.	4,334	102,802
Hawthorn Bancshares Inc.	623	9,787
Heartland Financial USA Inc.	2,204	69,117
Heritage Commerce Corp.	2,800	33,488
Heritage Financial Corp./WA	4,091	77,074
Heritage Oaks Bancorp.	2,827	22,644
Hilltop Holdings Inc.[a]	10,709	205,827
Home BancShares Inc./AR	8,241	333,925
HomeTrust Bancshares Inc.[a]	2,227	45,097
Horizon Bancorp./IN	1,218	34,055
Howard Bancorp. Inc.	426	5,627
Huntington Bancshares Inc./OH	107,384	1,187,667
IBERIABANK Corp.	4,537	249,853
Independent Bank Corp./MI	3,083	46,954
Independent Bank Corp./Rockland MA	3,561	165,658
Independent Bank Group Inc.	1,467	46,944
International Bancshares Corp.	7,557	194,215
Investar Holding Corp.	884	15,558
Investors Bancorp. Inc.	48,383	601,885

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Jacksonville Bancorp. Inc./FLa	311	$5,825
JPMorgan Chase & Co.	495,751	32,734,439
KeyCorp	112,580	1,484,930
Lakeland Bancorp. Inc.	4,850	57,182
Lakeland Financial Corp.	2,270	105,827
Landmark Bancorp. Inc./Manhattan KS	369	9,694
LCNB Corp.	1,162	19,010
LegacyTexas Financial Group Inc.	5,934	148,469
Live Oak Bancshares Inc.	644	9,145
M&T Bank Corp.	21,557	2,612,277
Macatawa Bank Corp.	3,502	21,187
Mackinac Financial Corp.	489	5,765
MainSource Financial Group Inc.	2,754	63,012
MB Financial Inc.	9,364	303,113
MBT Financial Corp.[a]	2,950	20,149
Melrose Bancorp. Inc.[a]	353	5,461
Mercantile Bank Corp.	2,229	54,700
Merchants Bancshares Inc./VT	690	21,728
Metro Bancorp. Inc.	1,757	55,135
Mid Penn Bancorp. Inc.	515	8,292
Middleburg Financial Corp.	646	11,938
Middlefield Banc Corp.	269	8,729
MidSouth Bancorp. Inc.	1,284	11,659
MidWestOne Financial Group Inc.	974	29,619
Monarch Financial Holdings Inc.	1,518	27,309
MutualFirst Financial Inc.	881	21,955
National Bank Holdings Corp. Class A	4,075	87,083
National Bankshares Inc.	977	34,723
National Commerce Corp.[a]	330	8,267
National Penn Bancshares Inc.	18,973	233,937
NBT Bancorp. Inc.	5,863	163,460
NewBridge Bancorp.	5,028	61,241
Northrim BanCorp. Inc.	863	22,956
Norwood Financial Corp.	470	13,494
Oak Valley Bancorp.	801	8,282
OFG Bancorp.	5,939	43,473
Ohio Valley Banc Corp.	506	12,534
Old Line Bancshares Inc.	1,078	18,940
Old National Bancorp./IN	15,499	210,166

Security	Shares	Value

Old Point Financial Corp.	491	$8,426
Old Second Bancorp. Inc.[a]	3,964	31,078
Opus Bank	2,121	78,413
Orrstown Financial Services Inc.	976	17,548
Pacific Continental Corp.	2,582	38,420
Pacific Mercantile Bancorp.[a]	1,753	12,464
Pacific Premier Bancorp. Inc.[a]	2,901	61,646
PacWest Bancorp.	15,243	656,973
Park National Corp.	1,739	157,345
Park Sterling Corp.	5,908	43,247
Parke Bancorp. Inc.	699	8,724
Peapack Gladstone Financial Corp.	1,852	38,188
Penns Woods Bancorp. Inc.	639	27,132
People’s United Financial Inc.	41,841	675,732
People’s Utah Bancorp.	300	5,163
Peoples Bancorp. Inc./OH	2,541	47,872
Peoples Bancorp. of North Carolina Inc.	537	10,369
Peoples Financial Corp./MSa	547	4,978
Peoples Financial Services Corp.	884	33,663
Pinnacle Financial Partners Inc.	4,748	243,857
Plumas Bancorp.	690	5,989
PNC Financial Services Group Inc. (The)[c]	68,397	6,518,918
Popular Inc.	13,983	396,278
Porter Bancorp. Inc.[a]	1,165	1,643
Preferred Bank/Los Angeles CA	1,672	55,209
Premier Financial Bancorp. Inc.	864	14,204
PrivateBancorp. Inc.	10,675	437,889
Prosperity Bancshares Inc.	8,889	425,428
QCR Holdings Inc.	1,419	34,468
Regions Financial Corp.	175,917	1,688,803
Renasant Corp.	4,934	169,779
Republic Bancorp. Inc./KY Class A	1,179	31,137
Republic First Bancorp. Inc.[a]	4,567	19,775
Royal Bancshares of Pennsylvania Inc.[a]	3,023	6,318
S&T Bancorp. Inc.	4,719	145,440
Salisbury Bancorp. Inc.	207	6,914
Sandy Spring Bancorp. Inc.	3,276	88,321

36

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

SB Financial Group Inc.	590	$6,573
Seacoast Banking Corp. of Florida[a]	3,446	51,621
Select Bancorp. Inc.[a]	1,171	9,473
ServisFirst Bancshares Inc.	2,925	139,025
Shore Bancshares Inc.	1,818	19,780
Sierra Bancorp.	1,503	26,528
Signature Bank/New York NYa	6,787	1,040,922
Simmons First National Corp. Class A	3,811	195,733
Sound Financial Bancorp. Inc.	237	5,318
South State Corp.	3,257	234,341
Southcoast Financial Corp.[a]	790	12,285
Southern First Bancshares Inc.[a]	799	18,057
Southern National Bancorp. of Virginia Inc.	1,613	21,066
Southside Bancshares Inc.	3,221	77,368
Southwest Bancorp. Inc.	2,788	48,734
Southwest Georgia Financial Corp.	245	3,798
State Bank Financial Corp.	4,825	101,470
Sterling Bancorp./DE	16,138	261,758
Stewardship Financial Corp.	849	5,119
Stock Yards Bancorp. Inc.	1,913	72,292
Stonegate Bank	1,532	50,342
Suffolk Bancorp.	1,580	44,793
Summit Financial Group Inc.	1,246	14,815
Summit State Bank	420	5,733
Sun Bancorp. Inc./NJa	1,306	26,956
Sunshine Bancorp. Inc.	614	9,333
SunTrust Banks Inc.	68,650	2,940,966
Sussex Bancorp.	479	6,289
SVB Financial Group[a]	6,945	825,760
Synovus Financial Corp.	17,626	570,730
Talmer Bancorp. Inc. Class A	8,517	154,243
TCF Financial Corp.	22,909	323,475
Texas Capital Bancshares Inc.[a,b]	6,199	306,355
Tompkins Financial Corp.	1,662	93,338
TowneBank/Portsmouth VA	6,899	143,982
TriCo Bancshares	2,705	74,225
Tristate Capital Holdings Inc.[a]	2,910	40,711

Security	Shares	Value

Triumph Bancorp. Inc.[a]	2,060	$33,990
Trustmark Corp.	9,141	210,609
Two River Bancorp.	911	9,046
U.S. Bancorp.	221,455	9,449,485
UMB Financial Corp.	5,667	263,799
Umpqua Holdings Corp.	29,728	472,675
Union Bankshares Corp.	6,038	152,399
Union Bankshares Inc./Morrisville VT	533	14,876
United Bancorp. Inc./OH	652	6,259
United Bancshares Inc./OH	404	7,365
United Bankshares Inc./WVb	8,749	323,626
United Community Banks Inc./GA	7,871	153,406
United Security Bancshares Inc./AL	762	6,774
United Security Bancshares/Fresno CAa	1,683	8,990
Unity Bancorp. Inc.	713	8,913
Univest Corp. of Pennsylvania	1,995	41,616
Valley National Bancorp.	30,191	297,381
Veritex Holdings Inc.[a]	987	15,999
Village Bank and Trust Financial Corp.	86	1,634
Washington Trust Bancorp. Inc.	1,944	76,827
WashingtonFirst Bankshares Inc.	1,140	25,810
Webster Financial Corp.	12,371	460,077
Wellesley Bank	240	4,498
Wells Fargo & Co.	625,979	34,028,218
WesBanco Inc.	4,813	144,486
West Bancorp. Inc.	2,156	42,581
Westamerica Bancorp.	3,457	161,615
Westbury Bancorp. Inc.[a]	502	8,916
Western Alliance Bancorp.[a]	12,248	439,213
Wilshire Bancorp. Inc.	9,587	110,730
Wintrust Financial Corp.	6,533	316,981
Xenith Bankshares Inc.[a]	1,381	10,288
Yadkin Financial Corp.	3,429	86,308
Your Community Bankshares Inc.	677	21,339
Zions BanCorp.	27,549	752,088

		179,732,744

37

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

BEVERAGES — 1.91%
Boston Beer Co. Inc. (The)[a,b]	1,290	$260,464
Brown-Forman Corp. Class A	3,764	414,454
Brown-Forman Corp. Class B	13,693	1,359,441
Castle Brands Inc.[a,b]	11,341	13,949
Coca-Cola Bottling Co. Consolidated	625	114,069
Coca-Cola Co. (The)	527,131	22,645,548
Coca-Cola Enterprises Inc.	28,140	1,385,614
Constellation Brands Inc. Class A	23,330	3,323,125
Craft Brew Alliance Inc.[a]	1,322	11,065
Dr Pepper Snapple Group Inc.	25,451	2,372,033
MGP Ingredients Inc.	1,810	46,970
Molson Coors Brewing Co. Class B	21,229	1,993,828
Monster Beverage Corp.[a]	20,213	3,010,928
National Beverage Corp.[a]	1,555	70,659
PepsiCo Inc.	196,203	19,604,604
Primo Water Corp.[a]	3,022	24,176
Reed’s Inc.[a,b]	1,343	7,198
Willamette Valley Vineyards Inc.[a]	519	3,675

		56,661,800
BIOTECHNOLOGY — 3.98%
AbbVie Inc.	220,173	13,043,048
Abeona Therapeutics Inc.[a]	1,062	3,568
ACADIA Pharmaceuticals Inc.[a]	10,729	382,489
Acceleron Pharma Inc.[a]	3,979	194,016
Achillion Pharmaceuticals Inc.[a]	15,803	170,514
Acorda Therapeutics Inc.[a,b]	5,833	249,536
Actinium Pharmaceuticals Inc.[a,b]	5,042	16,286
Adamas Pharmaceuticals Inc.[a]	1,483	41,999
ADMA Biologics Inc.	409	3,317
Aduro Biotech Inc.[a,b]	1,064	29,941
Advaxis Inc.[a,b]	3,868	38,912
Aegerion Pharmaceuticals Inc.[a]	3,892	39,309
Agenus Inc.[a]	9,567	43,434
Agios Pharmaceuticals Inc.[a,b]	3,573	231,959
Aimmune Therapeutics Inc.[a]	1,418	26,162
Akebia Therapeutics Inc.[a]	2,475	31,977
Alder Biopharmaceuticals Inc.[a]	3,560	117,587

Security	Shares	Value

Aldeyra Therapeutics Inc.[a]	781	$5,295
Alexion Pharmaceuticals Inc.[a,b]	30,345	5,788,309
Alkermes PLC[a]	20,195	1,603,079
Alnylam Pharmaceuticals Inc.[a]	9,939	935,657
Amgen Inc.	101,591	16,491,267
Amicus Therapeutics Inc.[a]	16,800	162,960
Ampliphi Biosciences Corp.	502	2,003
Anacor Pharmaceuticals Inc.[a]	5,943	671,381
Anavex Life Sciences Corp.[a]	3,874	21,578
Anthera Pharmaceuticals Inc.[a]	4,835	22,434
Applied Genetic Technologies Corp./DEa	1,539	31,396
Aquinox Pharmaceuticals Inc.[a]	1,325	16,536
ARCA biopharma Inc.[a]	590	2,743
Ardelyx Inc.[a]	587	10,636
Arena Pharmaceuticals Inc.[a]	32,632	62,001
Argos Therapeutics Inc.[a]	1,147	2,650
ARIAD Pharmaceuticals Inc.[a]	25,470	159,187
ArQule Inc.[a]	7,948	17,247
Array BioPharma Inc.[a]	17,918	75,614
Arrowhead Research Corp.[a,b]	8,205	50,461
Asterias Biotherapeutics Inc.[a]	1,677	6,591
Atara Biotherapeutics Inc.[a,b]	2,293	60,558
Athersys Inc.[a]	11,212	11,548
aTyr Pharma Inc.[a]	761	7,481
Avalanche Biotechnologies Inc.[a]	2,393	22,781
AVEO Pharmaceuticals Inc.[a]	7,824	9,858
Baxalta Inc.	73,121	2,853,913
Bellicum Pharmaceuticals Inc.[a]	1,066	21,608
BIND Therapeutics Inc.[a]	1,738	3,980
Biocept Inc.[a,b]	2,948	4,068
BioCryst Pharmaceuticals Inc.[a,b]	9,861	101,765
Biogen Inc.[a]	30,022	9,197,240
BioMarin Pharmaceutical Inc.[a]	21,696	2,272,873
BioSpecifics Technologies Corp.[a]	687	29,520
Biota Pharmaceuticals Inc.[a]	5,851	11,351
BioTime Inc.[a,b]	8,365	34,296
Bluebird Bio Inc.[a]	4,958	318,403
Blueprint Medicines Corp.[a]	1,170	30,818
Brainstorm Cell Therapeutics Inc.[a]	2,633	7,530

38

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Caladrius Biosciences Inc.[a]	6,785	$7,328
Calithera Biosciences Inc.[a]	1,508	11,551
Cancer Genetics Inc.[a,b]	1,790	5,907
Capricor Therapeutics Inc.[a]	870	2,671
Cara Therapeutics Inc.[a]	2,314	39,014
CareDx Inc.	978	6,259
CASI Pharmaceuticals Inc.[a]	3,685	3,538
Catabasis Pharmaceuticals Inc.[a]	782	6,201
Catalyst Pharmaceuticals Inc.[a]	9,132	22,373
CEL-SCI Corp.[a]	14,933	5,525
Celator Pharmaceuticals Inc.[a]	2,889	5,085
Celgene Corp.[a]	105,817	12,672,644
Celladon Corp.[a]	3,046	4,478
Celldex Therapeutics Inc.[a]	13,354	209,391
Cellular Biomedicine Group Inc.[a]	1,108	23,811
Celsion Corp.[a]	2,686	5,157
Cepheid[a]	9,730	355,437
Cerulean Pharma Inc.[a]	2,199	6,157
ChemoCentryx Inc.[a]	2,952	23,911
Chiasma Inc.[a]	896	17,535
Chimerix Inc.[a]	5,624	50,335
Cidara Therapeutics Inc.[a,b]	664	11,394
Cleveland BioLabs Inc.[a]	466	1,626
Clovis Oncology Inc.[a,b]	4,536	158,760
Coherus Biosciences Inc.[a]	1,563	35,886
CoLucid Pharmaceuticals Inc.[a,b]	732	6,127
Conatus Pharmaceuticals Inc.[a]	1,977	5,694
Concert Pharmaceuticals Inc.[a]	2,020	38,319
Corbus Pharmaceuticals Holdings Inc.[a]	4,461	7,361
CorMedix Inc.[a]	4,739	9,620
CTI BioPharma Corp.[a]	28,150	34,624
Curis Inc.[a]	15,083	43,892
Cyclacel Pharmaceuticals Inc.	6,649	3,324
Cytokinetics Inc.[a]	5,072	53,053
CytomX Therapeutics Inc.[a]	915	19,096
Cytori Therapeutics Inc.[a]	25,774	4,794
CytRx Corp.[a]	7,865	20,842
Dicerna Pharmaceuticals Inc.[a,b]	1,831	21,734
Dimension Therapeutics Inc.[b]	829	9,351
Discovery Laboratories Inc.[a]	20,685	4,425
Dyax Corp.[a]	19,827	745,892
Dynavax Technologies Corp.[a]	5,212	125,922

Security	Shares	Value

Eagle Pharmaceuticals Inc./DEa,b	1,218	$108,000
Edge Therapeutics Inc.[a,b]	1,052	13,150
Eleven Biotherapeutics Inc.[a]	1,188	3,576
Emergent BioSolutions Inc.[a]	4,114	164,601
Enanta Pharmaceuticals Inc.[a,b]	1,778	58,710
EPIRUS Biopharmaceuticals Inc.[a]	2,124	6,563
Epizyme Inc.[a]	3,109	49,806
Esperion Therapeutics Inc.[a]	1,929	42,940
Exact Sciences Corp.[a,b]	13,090	120,821
Exelixis Inc.[a,b]	28,360	159,950
Fate Therapeutics Inc.[a]	2,898	9,766
Fibrocell Science Inc.[a]	3,608	16,416
FibroGen Inc.[a]	6,811	207,531
Five Prime Therapeutics Inc.[a]	3,400	141,100
Flexion Therapeutics Inc.[a]	1,332	25,668
Fortress Biotech Inc.[a]	3,868	10,792
Foundation Medicine Inc.[a]	1,620	34,117
Galectin Therapeutics Inc.[a]	4,295	7,044
Galena Biopharma Inc.[a]	21,782	32,020
Galmed Pharmaceuticals Ltd.[a]	876	6,666
Genocea Biosciences Inc.[a]	2,609	13,749
Genomic Health Inc.[a]	2,393	84,234
GenVec Inc.[a]	2,328	4,284
Geron Corp.[a]	21,283	103,010
Gilead Sciences Inc.	194,095	19,640,473
Global Blood Therapeutics Inc.[a]	896	28,968
GlobeImmune Inc.	661	2,551
GlycoMimetics Inc.[a]	1,366	7,814
GTx Inc.[a]	6,236	4,365
Halozyme Therapeutics Inc.[a]	14,883	257,922
Harvard Apparatus Regenerative Technology Inc.[a]	2,151	4,689
Heat Biologics Inc.[a]	1,195	2,916
Hemispherx Biopharma Inc.[a]	42,688	3,436
Heron Therapeutics Inc.[a]	4,167	111,259
Histogenics Corp.[a]	1,312	4,592
iBio Inc.[a]	11,389	6,378
Idera Pharmaceuticals Inc.[a]	13,576	41,950
Ignyta Inc.[a]	3,199	42,867
Immucell Corp.	461	3,388

39

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Immune Design Corp.[a]	1,062	$21,325
Immune Pharmaceuticals Inc.[a]	4,498	3,288
ImmunoCellular Therapeutics Ltd.[a,b]	15,353	5,455
ImmunoGen Inc.[a]	11,699	158,755
Immunomedics Inc.[a]	11,973	36,757
Incyte Corp.[a]	22,778	2,470,274
Infinity Pharmaceuticals Inc.[a]	5,892	46,252
Inotek Pharmaceuticals Corp.[a]	1,884	21,346
Inovio Pharmaceuticals Inc.[a]	9,125	61,320
Insmed Inc.[a]	8,315	150,917
Insys Therapeutics Inc.[a,b]	3,239	92,733
Intercept Pharmaceuticals Inc.[a]	2,337	349,031
Intrexon Corp.[a,b]	6,778	204,357
Invitae Corp.[a]	1,055	8,662
Ionis Pharmaceuticals Inc.[b]	16,157	1,000,603
Ironwood Pharmaceuticals Inc.[a]	17,089	198,061
IsoRay Inc.[a]	8,530	7,997
Juno Therapeutics Inc.[a,b]	9,505	417,935
Karyopharm Therapeutics Inc.[a]	2,823	37,405
Keryx Biopharmaceuticals Inc.[a,b]	14,151	71,463
Kindred Biosciences Inc.[a]	1,993	6,776
Kite Pharma Inc.[a,b]	5,681	350,063
Kura Oncology Inc.	858	7,207
La Jolla Pharmaceutical Co.[a,b]	1,813	48,951
Lexicon Pharmaceuticals Inc.[a]	6,140	81,723
Ligand Pharmaceuticals Inc.[a,b]	2,453	265,954
Lion Biotechnologies Inc.[a]	6,435	49,678
Loxo Oncology Inc.[a]	1,025	29,161
MacroGenics Inc.[a]	4,005	124,035
MannKind Corp.[a,b]	37,054	53,728
Mast Therapeutics Inc.[a]	25,136	10,565
Medgenics Inc.[a]	4,614	27,776
MediciNova Inc.[a]	3,632	12,894
Medivation Inc.[a]	22,060	1,066,380
MEI Pharma Inc.[a]	3,860	6,176
Merrimack Pharmaceuticals Inc.[a]	14,765	116,643
MiMedx Group Inc.[a,b]	13,467	126,186
Minerva Neurosciences Inc.[a]	903	5,481
Mirati Therapeutics Inc.[a,b]	2,045	64,622
Mirna Therapeutics Inc.[a,b]	864	5,400
Momenta Pharmaceuticals Inc.[a]	8,504	126,199
Myriad Genetics Inc.[a,b]	9,419	406,524

Security	Shares	Value

NanoViricides Inc.[a,b]	5,857	$6,911
NantKwest Inc.[a]	1,204	20,865
Natera Inc.[a]	1,410	15,228
Navidea Biopharmaceuticals Inc.[a]	19,356	25,743
NephroGenex Inc.[a,b]	764	1,222
Neuralstem Inc.[a]	13,071	13,463
Neurocrine Biosciences Inc.[a]	10,696	605,073
NewLink Genetics Corp.[a]	2,817	102,511
Nivalis Therapeutics Inc.[a]	787	6,091
Northwest Biotherapeutics Inc.[a,b]	4,595	14,704
Novavax Inc.[a]	36,446	305,782
Ohr Pharmaceutical Inc.[a]	3,427	21,042
OncoGenex Pharmaceuticals Inc.[a]	3,247	3,929
OncoMed Pharmaceuticals Inc.[a,b]	1,746	39,355
Onconova Therapeutics Inc.[a]	3,316	3,173
Oncothyreon Inc.[a]	12,430	27,595
Opexa Therapeutics Inc.[a]	1,309	3,639
Ophthotech Corp.[a,b]	3,781	296,922
OPKO Health Inc.[a,b]	42,988	432,029
Oragenics Inc.[b]	2,779	4,141
Orexigen Therapeutics Inc.[a]	16,748	28,807
Organovo Holdings Inc.[a,b]	11,878	29,576
Osiris Therapeutics Inc.	2,173	22,556
Otonomy Inc.[a]	2,187	60,689
OvaScience Inc.[a,b]	3,265	31,899
OXiGENE Inc.[a,b]	4,566	3,396
Palatin Technologies Inc.[a]	8,060	5,352
Peregrine Pharmaceuticals Inc.[a]	26,595	31,116
Pfenex Inc.[a]	2,195	27,174
PharmAthene Inc.[a]	7,632	14,501
Portola Pharmaceuticals Inc.[a]	7,515	386,647
Progenics Pharmaceuticals Inc.[a,b]	9,598	58,836
Proteon Therapeutics Inc.[a]	882	13,680
Prothena Corp. PLC[a]	4,264	290,421
PTC Therapeutics Inc.[a]	4,202	136,145
Puma Biotechnology Inc.[a]	2,987	234,181
Radius Health Inc.[a,b]	4,580	281,853
Raptor Pharmaceutical Corp.[a]	11,451	59,545
Recro Pharma Inc.[a]	609	5,481

40

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Regeneron Pharmaceuticals Inc.[a]	10,453	$5,674,620
REGENXBIO Inc.[a]	880	14,608
Regulus Therapeutics Inc.[a]	3,597	31,366
Repligen Corp.[a,b]	4,473	126,541
Retrophin Inc.[a]	4,189	80,806
Rexahn Pharmaceuticals Inc.[a]	29,515	10,714
Rigel Pharmaceuticals Inc.[a]	12,249	37,114
RXi Pharmaceuticals Corp.[a,b]	11,833	4,520
Sage Therapeutics Inc.[a]	1,415	82,494
Sangamo BioSciences Inc.[a]	9,428	86,078
Sarepta Therapeutics Inc.[a,b]	5,607	216,318
Seattle Genetics Inc.[a]	14,484	650,042
Seres Therapeutics Inc.[a,b]	1,056	37,055
Sorrento Therapeutics Inc.[a]	3,251	28,316
Spark Therapeutics Inc.[a,b]	1,759	79,700
Spectrum Pharmaceuticals Inc.[a]	8,144	49,108
StemCells Inc.[a]	16,360	6,814
Stemline Therapeutics Inc.[a]	2,079	13,118
Sunesis Pharmaceuticals Inc.[a]	8,638	7,753
Synergy Pharmaceuticals Inc.[a,b]	13,308	75,456
Synta Pharmaceuticals Corp.[a]	15,567	5,480
Synthetic Biologics Inc.[a]	10,645	24,377
T2 Biosystems Inc.[a]	2,132	23,324
Tenax Therapeutics Inc.[a]	3,606	11,828
TESARO Inc.[a]	3,958	207,083
Tetralogic Pharmaceuticals Corp.	1,495	2,586
TG Therapeutics Inc.[a,b]	5,264	62,800
Threshold Pharmaceuticals Inc.[a]	8,659	4,155
Tobira Therapeutics Inc.[a]	361	3,628
Tokai Pharmaceuticals Inc.[a,b]	876	7,639
Tonix Pharmaceuticals Holding Corp.[a,b]	2,717	20,839
Tracon Pharmaceuticals Inc.[a]	886	8,187
Trevena Inc.[a]	4,288	45,024
TrovaGene Inc.[a]	3,722	20,099
Ultragenyx Pharmaceutical Inc.[a]	4,759	533,865
United Therapeutics Corp.[a,b]	6,155	963,935
Vanda Pharmaceuticals Inc.[a]	5,887	54,808
VBI Vaccines Inc.	2,024	4,777
Venaxis Inc.[a]	8,087	2,462
Verastem Inc.[a]	4,181	7,777

Security	Shares	Value

Vericel Corp.[a]	3,628	$9,360
Versartis Inc.[a]	2,645	32,772
Vertex Pharmaceuticals Inc.[a]	33,101	4,165,099
Vical Inc.[a]	14,321	5,872
Vitae Pharmaceuticals Inc.[a]	1,516	27,440
Vital Therapies Inc.[a,b]	3,073	35,401
vTv Therapeutics Inc. Class Aa,b	997	6,790
XBiotech Inc.[a,b]	565	6,142
Xencor Inc.[a]	4,439	64,898
XOMA Corp.[a]	14,628	19,455
Zafgen Inc.[a]	2,565	16,134
ZIOPHARM Oncology Inc.[a,b]	17,760	147,586

		118,128,290
BUILDING PRODUCTS — 0.28%
AAON Inc.	5,501	127,733
Advanced Drainage Systems Inc.	4,606	110,682
Allegion PLC	12,931	852,412
Alpha Pro Tech Ltd.[a]	2,050	3,588
American Woodmark Corp.[a]	1,856	148,443
AO Smith Corp.	10,102	773,914
Apogee Enterprises Inc.	3,940	171,429
Armstrong World Industries Inc.[a]	6,503	297,382
Builders FirstSource Inc.[a]	9,521	105,493
Continental Building Products Inc.[a]	4,763	83,162
CSW Industrials Inc.[a]	2,023	76,206
Fortune Brands Home & Security Inc.	21,529	1,194,860
Gibraltar Industries Inc.[a]	4,012	102,065
Griffon Corp.	5,159	91,830
Insteel Industries Inc.	2,371	49,601
Jewett-Cameron Trading Co. Ltd.[a]	283	2,830
Lennox International Inc.	5,404	674,960
Masco Corp.	45,351	1,283,433
Masonite International Corp.[a]	3,821	233,960
NCI Building Systems Inc.[a]	3,886	48,225
Nortek Inc.[a]	1,291	56,314
Owens Corning	15,692	737,995
Patrick Industries Inc.[a]	1,966	85,521
PGT Inc.[a]	6,642	75,652
Ply Gem Holdings Inc.[a]	2,944	36,918

41

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Quanex Building Products Corp.	4,618	$96,285
Simpson Manufacturing Co. Inc.	5,562	189,942
Tecogen Inc.	639	2,237
Trex Co. Inc.[a]	4,146	157,714
Universal Forest Products Inc.	2,724	186,240
USG Corp.[a]	12,149	295,099

		8,352,125
CAPITAL MARKETS — 2.03%
Affiliated Managers Group Inc.[a,b]	7,280	1,163,053
Ameriprise Financial Inc.	23,461	2,496,720
Artisan Partners Asset Management Inc.	5,039	181,706
Ashford Inc.[a]	143	7,615
Associated Capital Group Inc.[a]	681	20,770
Bank of New York Mellon Corp. (The)	147,209	6,067,955
BGC Partners Inc. Class A	23,838	233,851
BlackRock Inc.[c]	17,012	5,792,926
Calamos Asset Management Inc. Class A	2,393	23,164
Charles Schwab Corp. (The)	161,376	5,314,112
Cohen & Steers Inc.	2,666	81,260
Cowen Group Inc. Class Aa	13,683	52,406
Diamond Hill Investment Group Inc.	407	76,923
E*TRADE Financial Corp.[a]	39,485	1,170,335
Eaton Vance Corp. NVS	15,860	514,340
Evercore Partners Inc. Class A	5,341	288,788
FBR & Co.	972	19,343
Federated Investors Inc. Class B	12,795	366,577
Fifth Street Asset Management Inc.	775	2,526
Financial Engines Inc.	6,968	234,613
Franklin Resources Inc.	51,063	1,880,140
FXCM Inc.[b]	679	11,360
GAMCO Investors Inc. Class A	668	20,735
Goldman Sachs Group Inc. (The)	53,430	9,629,689
Greenhill & Co. Inc.	3,701	105,886
HFF Inc. Class A	4,661	144,817
Houlihan Lokey Inc.	1,683	44,111
Institutional Financial Markets Inc.	2,280	2,645

Security	Shares	Value

Interactive Brokers Group Inc. Class A	7,827	$341,257
INTL FCStone Inc.[a]	2,105	70,433
Invesco Ltd.	57,111	1,912,076
Investment Technology Group Inc.	4,349	74,020
Janus Capital Group Inc.	19,735	278,066
KCG Holdings Inc. Class Aa	6,791	83,597
Ladenburg Thalmann Financial Services Inc.[a]	14,704	40,583
Lazard Ltd. Class A	17,480	786,775
Legg Mason Inc.	14,538	570,326
LPL Financial Holdings Inc.[b]	10,989	468,681
Manning & Napier Inc.	2,124	18,033
Medley Management Inc.	805	4,580
Moelis & Co. Class A	2,449	71,462
Morgan Stanley	203,415	6,470,631
National Holdings Corp.[a]	1,967	5,547
Northern Trust Corp.	29,287	2,111,300
NorthStar Asset Management Group Inc./New York	26,064	316,417
Oppenheimer Holdings Inc. Class A	1,354	23,532
Piper Jaffray Companies[a]	2,070	83,628
PJT Partners Inc.[a]	2,255	63,794
Pzena Investment Management Inc. Class A	2,067	17,776
Raymond James Financial Inc.	17,177	995,751
RCS Capital Corp. Class Aa	6,674	2,032
Safeguard Scientifics Inc.[a]	2,856	41,441
SEI Investments Co.	18,643	976,893
Silvercrest Asset Management Group Inc.	910	10,820
State Street Corp.	54,353	3,606,865
Stifel Financial Corp.[a]	9,389	397,718
T Rowe Price Group Inc.	33,830	2,418,507
TD Ameritrade Holding Corp.	36,142	1,254,489
U.S. Global Investors Inc. Class A	2,829	3,310
Virtu Financial Inc.	2,693	60,969
Virtus Investment Partners Inc.	912	107,123
Waddell & Reed Financial Inc. Class A	11,218	321,508

42

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Westwood Holdings Group Inc.	1,026	$53,444
WisdomTree Investments Inc.	15,530	243,510
ZAIS Group Holdings Inc.[a]	580	5,371

		60,260,631
CHEMICALS — 2.12%
A Schulman Inc.	3,979	121,917
AgroFresh Solutions Inc.[a]	3,504	22,180
Air Products & Chemicals Inc.	26,120	3,398,473
Airgas Inc.	8,745	1,209,608
Albemarle Corp.	15,134	847,655
American Vanguard Corp.	3,475	48,685
Ashland Inc.	8,479	870,793
Axalta Coating Systems Ltd.[a]	18,604	495,797
Axiall Corp.	9,498	146,269
Balchem Corp.	4,266	259,373
BioAmber Inc.[a,b]	2,302	14,226
Cabot Corp.	8,450	345,436
Calgon Carbon Corp.	6,995	120,664
Celanese Corp. Series A	19,758	1,330,306
CF Industries Holdings Inc.	31,412	1,281,924
Chase Corp.	967	39,386
Chemours Co. (The)	24,562	131,652
Chemtura Corp.[a]	9,079	247,584
Codexis Inc.[a]	4,252	17,986
Core Molding Technologies Inc.[a]	972	12,471
Dow Chemical Co. (The)	151,458	7,797,058
Eastman Chemical Co.	20,026	1,351,955
Ecolab Inc.	35,801	4,094,918
EI du Pont de Nemours & Co.	118,044	7,861,730
Ferro Corp.[a]	11,769	130,871
Flotek Industries Inc.[a]	7,263	83,089
FMC Corp.	18,021	705,162
FutureFuel Corp.	3,138	42,363
Hawkins Inc.	1,303	46,608
HB Fuller Co.	6,842	249,528
Huntsman Corp.	27,410	311,652
Ikonics Corp.	237	2,652
Innophos Holdings Inc.	2,604	75,464
Innospec Inc.	3,262	177,159

Security	Shares	Value

International Flavors & Fragrances Inc.	10,817	$1,294,146
Intrepid Potash Inc.[a,b]	7,633	22,517
KMG Chemicals Inc.	1,013	23,319
Koppers Holdings Inc.	2,781	50,753
Kraton Performance Polymers Inc.[a]	4,129	68,583
Kronos Worldwide Inc.	2,801	15,798
LSB Industries Inc.[a,b]	2,658	19,271
LyondellBasell Industries NV Class A	48,435	4,209,002
Marrone Bio Innovations Inc.[a]	2,934	3,227
Metabolix Inc.[a]	1,251	1,927
Minerals Technologies Inc.	4,703	215,680
Monsanto Co.	59,246	5,836,916
Mosaic Co. (The)	45,202	1,247,123
NewMarket Corp.	1,357	516,651
Northern Technologies International Corp.[a]	516	7,157
Olin Corp.	22,299	384,881
OMNOVA Solutions Inc.[a]	6,170	37,822
Platform Specialty Products Corp.[a,b]	18,817	241,422
PolyOne Corp.	11,652	370,068
PPG Industries Inc.	36,276	3,584,794
Praxair Inc.	38,370	3,929,088
Quaker Chemical Corp.	1,805	139,454
Rayonier Advanced Materials Inc.	5,808	56,860
Rentech Inc.[a]	3,048	10,729
RPM International Inc.	17,941	790,480
Scotts Miracle-Gro Co. (The) Class A	6,151	396,801
Senomyx Inc.[a]	5,975	22,526
Sensient Technologies Corp.	6,112	383,956
Sherwin-Williams Co. (The)	10,664	2,768,374
Stepan Co.	2,474	122,933
Trecora Resources[a]	2,599	32,202
Tredegar Corp.	3,409	46,431
Trinseo SAa	1,549	43,682
Tronox Ltd. Class A	8,684	33,954
Valspar Corp. (The)	9,854	817,389
Westlake Chemical Corp.	5,270	286,266
WR Grace & Co.[a]	9,518	947,898

		62,872,674

43

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 0.61%
ABM Industries Inc.	7,604	$216,486
ACCO Brands Corp.[a]	14,475	103,207
Acme United Corp.	465	7,905
ADT Corp. (The)	22,246	733,673
AMREP Corp.[a]	417	1,814
Aqua Metals Inc.[b]	1,171	6,241
ARC Document Solutions Inc.[a]	5,245	23,183
Brady Corp. Class A	6,381	146,635
Brink’s Co. (The)	6,617	190,967
Casella Waste Systems Inc. Class Aa	5,005	29,930
CECO Environmental Corp.	3,605	27,686
Cemtrex Inc.	1,315	3,103
Cenveo Inc.[a]	9,279	8,086
Cintas Corp.	11,784	1,072,933
Clean Harbors Inc.[a,b]	7,083	295,007
Command Security Corp.[a]	995	2,298
CompX International Inc.	257	2,930
Copart Inc.[a]	14,621	555,744
Covanta Holding Corp.	17,991	278,681
Deluxe Corp.	6,644	362,364
Ecology and Environment Inc. Class A	169	1,729
Ennis Inc.	3,467	66,740
Essendant Inc.	5,070	164,826
Fuel Tech Inc.[a]	2,207	4,171
G&K Services Inc. Class A	2,711	170,522
Healthcare Services Group Inc.	9,720	338,936
Heritage-Crystal Clean Inc.[a]	2,098	22,239
Herman Miller Inc.	8,103	232,556
HNI Corp.	5,980	215,639
Hudson Technologies Inc.[a]	3,956	11,749
Industrial Services of America Inc.	1,370	1,781
InnerWorkings Inc.[a]	5,220	39,150
Interface Inc.	8,922	170,767
Intersections Inc.[a]	1,847	5,301
KAR Auction Services Inc.	18,505	685,240
Kimball International Inc. Class B	4,395	42,939
Knoll Inc.	6,623	124,512
MagneGas Corp.[a,b]	4,414	7,107

Security	Shares	Value

Matthews International Corp. Class A	4,448	$237,746
McGrath RentCorp	2,899	73,026
Mobile Mini Inc.	6,062	188,710
MSA Safety Inc.	4,307	187,225
Multi-Color Corp.	1,785	106,761
NL Industries Inc.[a]	1,349	4,101
Performant Financial Corp.[a]	5,245	9,389
Perma-Fix Environmental Services[a]	1,725	6,452
Pitney Bowes Inc.	26,594	549,166
Quad/Graphics Inc.	3,268	30,392
Quest Resource Holding Corp.[a]	11,278	7,556
Republic Services Inc.	32,295	1,420,657
Rollins Inc.	12,701	328,956
RR Donnelley & Sons Co.	28,178	414,780
SP Plus Corp.[a]	2,426	57,981
Steelcase Inc. Class A	12,200	181,780
Stericycle Inc.[a,b]	11,455	1,381,473
Swisher Hygiene Inc.	2,944	2,832
Team Inc.[a]	2,923	93,419
Tetra Tech Inc.	7,976	207,536
TRC Companies Inc.[a]	3,777	34,937
Tyco International PLC	56,965	1,816,614
U.S. Ecology Inc.	2,960	107,862
UniFirst Corp./MA	2,062	214,860
Versar Inc.[a]	1,127	3,482
Viad Corp.	2,724	76,899
Virco Manufacturing Corp.[a]	1,035	3,447
VSE Corp.	536	33,329
Waste Connections Inc.	16,501	929,336
Waste Management Inc.	55,945	2,985,785
West Corp.	6,781	146,266
Wilhelmina International Inc.	229	1,628

		18,219,160
COMMUNICATIONS EQUIPMENT — 1.41%
ADTRAN Inc.	6,724	115,787
Aerohive Networks Inc.[a]	3,456	17,660
Alliance Fiber Optic Products Inc.	1,781	27,000
Applied Optoelectronics Inc.[a,b]	2,058	35,315
Arista Networks Inc.[a]	4,751	369,818
ARRIS Group Inc.[a]	18,201	556,405

44

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Aviat Networks Inc.[a]	10,015	$7,690
Bel Fuse Inc. Class A	209	3,043
Bel Fuse Inc. Class B	1,253	21,664
Black Box Corp.	2,168	20,661
Brocade Communications Systems Inc.	55,925	513,391
CalAmp Corp.[a]	4,989	99,431
Calix Inc.[a]	6,118	48,149
Ciena Corp.[a,b]	17,113	354,068
Cisco Systems Inc.	683,631	18,564,000
Clearfield Inc.[a]	1,611	21,604
ClearOne Inc.	760	9,827
CommScope Holding Co. Inc.[a]	16,924	438,162
Communications Systems Inc.	855	6,643
Comtech Telecommunications Corp.	2,183	43,856
Digi International Inc.[a]	3,484	39,648
EchoStar Corp. Class Aa	6,082	237,867
EMCORE Corp.[a]	2,613	16,018
Extreme Networks Inc.[a]	13,934	56,851
F5 Networks Inc.[a]	9,490	920,150
Finisar Corp.[a]	14,429	209,798
Harmonic Inc.[a]	11,976	48,742
Harris Corp.	16,765	1,456,878
Infinera Corp.[a]	18,804	340,728
InfoSonics Corp.	2,320	3,666
InterDigital Inc./PA	4,783	234,558
Ixia[a]	8,283	102,958
Juniper Networks Inc.	47,846	1,320,550
KVH Industries Inc.[a]	1,993	18,774
Lantronix Inc.[a]	1,161	1,312
Lumentum Holdings Inc.[a,b]	6,393	140,774
Motorola Solutions Inc.	21,654	1,482,216
MRV Communications Inc.[a]	880	10,736
NETGEAR Inc.[a]	4,272	179,040
NetScout Systems Inc.[a]	13,387	410,981
Network-1 Technologies Inc.	1,845	3,875
Novatel Wireless Inc.[a]	4,449	7,430
Numerex Corp. Class Aa	1,905	12,230
Oclaro Inc.[a]	13,317	46,343
Optical Cable Corp.	1,126	3,209
Palo Alto Networks Inc.[a]	9,826	1,730,752
ParkerVision Inc.[a]	16,543	3,846
PC-Tel Inc.	2,454	11,166

Security	Shares	Value

Plantronics Inc.	4,557	$216,093
Polycom Inc.[a]	17,920	225,613
QUALCOMM Inc.	202,444	10,119,163
RELM Wireless Corp.[a]	1,914	7,541
Resonant Inc.	900	2,385
Ruckus Wireless Inc.[a]	12,048	129,034
ShoreTel Inc.[a]	8,951	79,216
Sonus Networks Inc.[a]	6,863	48,933
TESSCO Technologies Inc.	809	15,751
Ubiquiti Networks Inc.[a,b]	3,446	109,204
ViaSat Inc.[a,b]	6,009	366,609
Viavi Solutions Inc.[a]	31,437	191,451
Westell Technologies Inc. Class Aa	6,323	7,967
Zhone Technologies Inc.[a]	3,606	3,606

		41,847,836
CONSTRUCTION & ENGINEERING — 0.18%
AECOM[a,b]	20,427	613,423
Aegion Corp.[a]	4,918	94,967
Ameren Inc. Class Aa	2,688	16,800
Argan Inc.	1,697	54,983
Chicago Bridge & Iron Co. NVb	12,700	495,173
Comfort Systems USA Inc.	5,055	143,663
Dycom Industries Inc.[a]	4,390	307,124
EMCOR Group Inc.	8,467	406,755
Fluor Corp.	19,095	901,666
Furmanite Corp.[a]	5,114	34,059
Goldfield Corp. (The)[a]	3,940	6,107
Granite Construction Inc.	5,331	228,753
Great Lakes Dredge & Dock Corp.[a]	7,942	31,450
HC2 Holdings Inc.[a]	3,670	19,414
Integrated Electrical Services Inc.[a]	1,173	12,985
Jacobs Engineering Group Inc.[a]	16,532	693,518
KBR Inc.	19,496	329,872
Layne Christensen Co.[a,b]	2,967	15,607
MasTec Inc.[a]	8,779	152,579
MYR Group Inc.[a]	2,823	58,182
Northwest Pipe Co.[a]	1,287	14,402
NV5 Global Inc.[a]	688	15,122
Orion Marine Group Inc.[a,b]	3,831	15,975
Primoris Services Corp.	5,267	116,032

45

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Quanta Services Inc.[a]	21,571	$436,813
Sterling Construction Co. Inc.[a]	2,402	14,604
Tutor Perini Corp.[a]	5,214	87,282

		5,317,310
CONSTRUCTION MATERIALS — 0.13%
Eagle Materials Inc.	6,762	408,628
Headwaters Inc.[a]	10,017	168,987
Martin Marietta Materials Inc.	8,915	1,217,611
Summit Materials Inc. Class Aa	6,097	122,184
Tecnoglass Inc.	330	4,534
U.S. Concrete Inc.[a]	1,797	94,630
U.S. Lime & Minerals Inc.	287	15,773
Vulcan Materials Co.	17,964	1,706,041

		3,738,388
CONSUMER FINANCE — 0.76%
American Express Co.	112,677	7,836,685
Asta Funding Inc.[a]	1,197	9,516
Atlanticus Holdings Corp.[a]	708	2,266
Capital One Financial Corp.	71,663	5,172,635
Cash America International Inc.	3,454	103,447
Consumer Portfolio Services Inc.[a]	2,745	14,247
Credit Acceptance Corp.[a,b]	1,389	297,274
Discover Financial Services	57,588	3,087,869
Emergent Capital Inc.[a]	3,601	13,288
Encore Capital Group Inc.[a,b]	3,143	91,398
Enova International Inc.[a]	3,701	24,464
Ezcorp Inc. Class Aa	7,023	35,045
First Cash Financial Services Inc.[a,b]	3,774	141,261
First Marblehead Corp. (The)[a]	1,150	4,841
Green Dot Corp. Class Aa	6,401	105,104
JG Wentworth Co. (The) Class Aa	2,144	3,859
LendingClub Corp.[a,b]	28,062	310,085
Navient Corp.	48,878	559,653
Nelnet Inc. Class A	2,553	85,704
Nicholas Financial Inc.[a]	1,566	18,244
OneMain Holdings Inc.[a]	6,157	255,762
PRA Group Inc.[a,b]	6,514	225,971
Regional Management Corp.[a]	1,505	23,282
Santander Consumer USA Holdings Inc.[a]	14,528	230,269

Security	Shares	Value

SLM Corp.[a]	57,553	$375,246
Synchrony Financial[a]	112,329	3,415,925
World Acceptance Corp.[a,b]	1,151	42,702

		22,486,042
CONTAINERS & PACKAGING — 0.42%
AEP Industries Inc.[a]	538	41,507
AptarGroup Inc.	8,423	611,931
Avery Dennison Corp.	12,283	769,653
Ball Corp.	18,376	1,336,486
Bemis Co. Inc.	12,946	578,557
Berry Plastics Group Inc.[a]	16,175	585,211
Crown Holdings Inc.[a]	18,752	950,726
Graphic Packaging Holding Co.	44,177	566,791
Greif Inc.	1,188	50,811
Greif Inc. Class A	3,492	107,588
International Paper Co.	55,854	2,105,696
Myers Industries Inc.	3,077	40,986
Owens-Illinois Inc.[a]	21,723	378,415
Packaging Corp. of America	13,076	824,442
Sealed Air Corp.	26,615	1,187,029
Silgan Holdings Inc.	5,474	294,063
Sonoco Products Co.	13,617	556,527
UFP Technologies Inc.[a]	884	21,057
WestRock Co.	34,647	1,580,596

		12,588,072
DISTRIBUTORS — 0.13%
AMCON Distributing Co.	46	3,721
Core-Mark Holding Co. Inc.	3,117	255,407
Educational Development Corp.	420	4,650
Fenix Parts Inc.[a]	1,823	12,378
Genuine Parts Co.	20,318	1,745,113
LKQ Corp.[a]	41,175	1,220,015
Pool Corp.	5,750	464,485
VOXX International Corp.[a]	2,826	14,865
Weyco Group Inc.	838	22,425

		3,743,059
DIVERSIFIED CONSUMER SERVICES — 0.18%
2U Inc.[a]	4,458	124,735
American Public Education Inc.[a]	2,243	41,742
Apollo Education Group Inc.[a]	13,715	105,194
Ascent Capital Group Inc. Class Aa	1,623	27,137

46

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Bridgepoint Education Inc.[a]	2,441	$18,576
Bright Horizons Family Solutions Inc.[a]	5,833	389,644
Cambium Learning Group Inc.[a]	1,723	8,357
Capella Education Co.	1,481	68,452
Career Education Corp.[a]	9,196	33,382
Carriage Services Inc.	2,284	55,044
Chegg Inc.[a]	6,795	45,730
Collectors Universe Inc.	1,028	15,934
DeVry Education Group Inc.	7,738	195,849
Graham Holdings Co. Class B	607	294,377
Grand Canyon Education Inc.[a]	6,373	255,685
H&R Block Inc.	31,798	1,059,191
Houghton Mifflin Harcourt Co.[a]	15,239	331,905
ITT Educational Services Inc.[a,b]	3,303	12,320
K12 Inc.[a]	4,300	37,840
Liberty Tax Inc.	913	21,757
LifeLock Inc.[a]	11,649	167,163
Lincoln Educational Services Corp.	3,552	7,068
National American University Holdings Inc.	1,188	2,483
Regis Corp.[a]	5,190	73,439
Service Corp. International/U.S.	26,500	689,530
ServiceMaster Global Holdings Inc.[a]	18,225	715,149
Sotheby’s	8,046	207,265
Strayer Education Inc.[a]	1,499	90,120
Universal Technical Institute Inc.	3,158	14,716
Weight Watchers International Inc.[a,b]	3,737	85,204

		5,194,988
DIVERSIFIED FINANCIAL SERVICES — 1.81%
A-Mark Precious Metals Inc.	409	7,853
Berkshire Hathaway Inc. Class Ba	252,304	33,314,220
CBOE Holdings Inc.	11,117	721,493
CME Group Inc./IL	45,558	4,127,555
FactSet Research Systems Inc.	5,591	908,929
GAIN Capital Holdings Inc.	3,390	27,493
Intercontinental Exchange Inc.	15,977	4,094,266
Leucadia National Corp.	44,953	781,733
Manhattan Bridge Capital Inc.	604	2,670

Security	Shares	Value

MarketAxess Holdings Inc.	5,033	$561,632
Marlin Business Services Corp.	1,292	20,749
McGraw Hill Financial Inc.	36,412	3,589,495
Moody’s Corp.	23,171	2,324,978
Morningstar Inc.	2,573	206,895
MSCI Inc.	12,454	898,307
Nasdaq Inc.	15,499	901,577
NewStar Financial Inc.[a]	2,928	26,293
On Deck Capital Inc.[a]	5,072	52,242
PICO Holdings Inc.[a]	3,226	33,292
Resource America Inc. Class A	2,206	13,523
Tiptree Financial Inc.	4,526	27,790
Value Line Inc.	155	2,082
Voya Financial Inc.	30,487	1,125,275

		53,770,342
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.09%
8x8 Inc.[a]	12,121	138,785
Alaska Communications Systems Group Inc.[a]	7,472	13,076
AT&T Inc.	828,517	28,509,270
Atlantic Tele-Network Inc.	1,460	114,216
CenturyLink Inc.	73,979	1,861,312
Cincinnati Bell Inc.[a]	28,574	102,866
Cogent Communications Holdings Inc.	5,572	193,293
Consolidated Communications Holdings Inc.	6,849	143,486
Elephant Talk Communications Corp.[a,b]	18,466	4,986
Fairpoint Communications Inc.[a]	2,853	45,848
Frontier Communications Corp.	157,558	735,796
Fusion Telecommunications International Inc.	1,009	3,289
General Communication Inc. Class Aa	4,025	79,614
Globalstar Inc.[a,b]	37,224	53,603
Hawaiian Telcom Holdco Inc.[a]	1,537	38,210
IDT Corp. Class B	2,289	26,690
inContact Inc.[a]	8,299	79,172
Inteliquent Inc.	4,540	80,676
Intelsat SAa	4,068	16,923
Iridium Communications Inc.[a,b]	11,002	92,527
Level 3 Communications Inc.[a]	38,884	2,113,734

47

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Lumos Networks Corp.	3,113	$34,866
One Horizon Group Inc.	2,270	2,633
Ooma Inc.[a]	653	4,147
ORBCOMM Inc.[a]	8,915	64,545
Otelco Inc.	536	3,768
pdvWireless Inc.[a]	1,500	41,250
SBA Communications Corp. Class Aa	16,979	1,783,983
Straight Path Communications Inc. Class Ba,b	1,313	22,505
Towerstream Corp.[a]	11,765	4,469
Verizon Communications Inc.	547,978	25,327,543
Vonage Holdings Corp.[a]	25,199	144,642
Windstream Holdings Inc.[b]	14,190	91,384
Zayo Group Holdings Inc.[a]	5,604	149,010

		62,122,117
ELECTRIC UTILITIES — 1.61%
ALLETE Inc.	6,185	314,384
American Electric Power Co. Inc.	66,112	3,852,346
Cleco Corp.	8,168	426,451
Duke Energy Corp.	92,712	6,618,710
Edison International	43,898	2,599,201
El Paso Electric Co.	5,482	211,057
Empire District Electric Co. (The)	5,932	166,511
Entergy Corp.	24,043	1,643,579
Eversource Energy	42,738	2,182,630
Exelon Corp.	123,877	3,440,064
FirstEnergy Corp.	57,003	1,808,705
Genie Energy Ltd. Class B	2,386	26,604
Great Plains Energy Inc.	20,802	568,103
Hawaiian Electric Industries Inc.	14,512	420,122
IDACORP Inc.	6,799	462,332
ITC Holdings Corp.	20,637	810,002
MGE Energy Inc.	4,686	217,430
NextEra Energy Inc.	62,030	6,444,297
OGE Energy Corp.	26,934	708,095
Otter Tail Corp.	5,079	135,254
Pepco Holdings Inc.	34,201	889,568
Pinnacle West Capital Corp.	14,941	963,396
PNM Resources Inc.	10,765	329,086
Portland General Electric Co.	11,948	434,549
PPL Corp.	90,505	3,088,936

Security	Shares	Value

Southern Co. (The)	122,433	$5,728,640
Spark Energy Inc. Class A	422	8,744
Westar Energy Inc.	19,062	808,419
Xcel Energy Inc.	68,375	2,455,346

		47,762,561
ELECTRICAL EQUIPMENT — 0.56%
Active Power Inc.[a]	3,710	4,823
Acuity Brands Inc.	5,898	1,378,952
Allied Motion Technologies Inc.	875	22,908
American Electric Technologies Inc.[a]	1,310	2,738
American Superconductor Corp.[a]	1,682	10,714
AMETEK Inc.	32,054	1,717,774
AZZ Inc.	3,489	193,884
Babcock & Wilcox Enterprises Inc.[a]	7,289	152,121
Blue Earth Inc.[a]	11,484	5,742
Broadwind Energy Inc.[a]	2,404	5,000
Capstone Turbine Corp.[a,b]	2,309	3,233
Eaton Corp. PLC	62,350	3,244,694
Emerson Electric Co.	88,172	4,217,267
Encore Wire Corp.	2,796	103,704
Energous Corp.[a]	1,785	14,119
Energy Focus Inc.[a]	1,176	16,170
EnerSys	5,994	335,244
Enphase Energy Inc.[a,b]	3,779	13,264
Ensync Inc.	8,160	3,101
Espey Manufacturing & Electronics Corp.	337	8,769
Franklin Electric Co. Inc.	5,212	140,880
FuelCell Energy Inc.[a,b]	3,010	14,930
Generac Holdings Inc.[a]	9,075	270,163
General Cable Corp.	6,664	89,498
Global Power Equipment Group Inc.	2,619	9,114
Hubbell Inc.	7,281	735,672
Ideal Power Inc.	905	7,240
LSI Industries Inc.	3,401	41,458
Orion Energy Systems Inc.[a]	4,059	8,808
Pioneer Power Solutions Inc.[a]	751	2,967
Plug Power Inc.[a,b]	24,217	51,098
Powell Industries Inc.	1,193	31,054

48

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Power Solutions International Inc.[a,b]	677	$12,355
PowerSecure International Inc.[a]	3,029	45,587
Preformed Line Products Co.	375	15,788
Regal Beloit Corp.	6,029	352,817
Revolution Lighting Technologies Inc.[a]	8,267	6,572
Rockwell Automation Inc.	17,791	1,825,535
Sensata Technologies Holding NVa	22,899	1,054,728
SL Industries Inc.[a]	572	18,235
Solarcity Corp.[a,b]	8,016	408,976
Sunrun Inc.[a]	2,544	29,943
Thermon Group Holdings Inc.[a]	4,408	74,583
Ultralife Corp.[a]	1,390	8,979
Vicor Corp.[a]	2,228	20,319

		16,731,520
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.77%
ADDvantage Technologies Group Inc.[a]	730	1,307
Agilysys Inc.[a]	2,164	21,618
Amphenol Corp. Class A	41,534	2,169,321
Anixter International Inc.[a]	3,837	231,716
Applied DNA Sciences Inc.[a,b]	2,747	8,900
Arrow Electronics Inc.[a]	12,618	683,643
Avnet Inc.	17,803	762,681
AVX Corp.	6,419	77,927
Badger Meter Inc.	1,964	115,071
Belden Inc.	5,678	270,727
Benchmark Electronics Inc.[a]	6,852	141,631
CDW Corp./DE	20,156	847,358
Checkpoint Systems Inc.	5,762	36,128
ClearSign Combustion Corp.[a]	1,433	6,950
Cognex Corp.	11,459	386,970
Coherent Inc.[a]	3,269	212,845
Control4 Corp.[a]	2,424	17,622
Corning Inc.	159,366	2,913,210
CPS Technologies Corp.	1,053	3,106
CTS Corp.	4,421	77,986
CUI Global Inc.[a]	2,794	19,670
Daktronics Inc.	5,310	46,303
Data I/O Corp.[a]	969	2,442

Security	Shares	Value

Digital Ally Inc.[a]	614	$3,880
Dolby Laboratories Inc. Class A	6,632	223,167
DTS Inc./CAa	2,344	52,928
Dynasil Corp. of America	1,964	3,516
Echelon Corp.[a]	484	2,730
Electro Rent Corp.	2,374	21,841
Electro Scientific Industries Inc.	3,739	19,405
eMagin Corp.[a,b]	3,088	4,292
ePlus Inc.[a]	786	73,302
Fabrinet[a]	4,115	98,019
FARO Technologies Inc.[a,b]	2,382	70,317
FEI Co.	5,520	440,441
Fitbit Inc.[a,b]	6,916	204,644
FLIR Systems Inc.	18,639	523,197
Frequency Electronics Inc.[a]	969	10,291
GSI Group Inc.[a]	4,216	57,422
ID Systems Inc.[a]	1,588	7,305
Identiv Inc.[a,b]	1,853	3,687
IEC Electronics Corp.[a]	1,476	4,812
II-VI Inc.[a]	7,137	132,463
Image Sensing Systems Inc.[a]	875	3,194
Ingram Micro Inc. Class A	21,020	638,588
Insight Enterprises Inc.[a]	5,039	126,580
IntriCon Corp.[a]	880	6,670
InvenSense Inc.[a]	10,776	110,238
IPG Photonics Corp.[a,b]	4,920	438,667
Iteris Inc.[a]	3,398	7,306
Itron Inc.[a]	5,134	185,748
Jabil Circuit Inc.	25,535	594,710
Kemet Corp.[a]	6,164	14,609
KEY Tronic Corp.[a]	1,339	10,176
Keysight Technologies Inc.[a]	22,933	649,692
Kimball Electronics Inc.[a]	2,967	32,607
Knowles Corp.[a,b]	11,984	159,747
LightPath Technologies Inc.[a]	1,803	5,102
Littelfuse Inc.	3,016	322,742
LoJack Corp.[a]	2,417	13,439
LRAD Corp.[a]	4,423	8,802
Luna Innovations Inc.[a]	4,740	5,119
Maxwell Technologies Inc.[a]	4,282	30,573
Mercury Systems Inc.[a]	4,509	82,785
Mesa Laboratories Inc.	429	42,685
Methode Electronics Inc.	5,214	165,962

49

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Microvision Inc.[a,b]	6,815	$19,491
MOCON Inc.	719	10,454
MTS Systems Corp.	2,014	127,708
Multi-Fineline Electronix Inc.[a]	1,216	25,147
NAPCO Security Technologies Inc.[a]	1,826	10,773
National Instruments Corp.	13,578	389,553
Neonode Inc.[a]	5,656	14,310
NetList Inc.[b]	5,891	5,184
Newport Corp.[a]	5,260	83,476
OSI Systems Inc.[a]	2,480	219,877
PAR Technology Corp.[a]	1,459	9,819
Park Electrochemical Corp.	2,782	41,897
PC Connection Inc.[a]	2,475	56,034
PCM Inc.[a]	1,061	10,536
Perceptron Inc.[a]	1,324	10,314
Plexus Corp.[a]	4,528	158,118
QLogic Corp.[a]	11,382	138,860
RadiSys Corp.[a]	4,422	12,249
RealD Inc.[a]	6,177	65,167
Research Frontiers Inc.[a]	2,556	13,317
RF Industries Ltd.	976	4,285
Richardson Electronics Ltd./U.S.	1,672	9,480
RMG Networks Holding Corp.[a]	1,644	1,233
Rofin-Sinar Technologies Inc.[a]	3,840	102,835
Rogers Corp.[a]	2,433	125,470
Sanmina Corp.[a]	10,608	218,313
ScanSource Inc.[a]	3,640	117,281
SigmaTron International Inc.[a]	715	5,384
SYNNEX Corp.	3,901	350,817
TE Connectivity Ltd.	52,036	3,362,046
Tech Data Corp.[a]	4,735	314,309
Trimble Navigation Ltd.[a]	33,783	724,645
TTM Technologies Inc.[a]	8,837	57,529
Uni-Pixel Inc.[a,b]	4,094	2,125
Universal Display Corp.[a]	5,720	311,397
Universal Security Instruments Inc.[a]	259	1,217
VeriFone Systems Inc.[a]	15,516	434,758
Vicon Industries Inc.[a]	826	1,454
Vishay Intertechnology Inc.	18,336	220,949
Vishay Precision Group Inc.[a]	1,743	19,731
Wayside Technology Group Inc.	555	10,179
Wireless Telecom Group Inc.[a]	2,329	4,006

Security	Shares	Value

Zebra Technologies Corp. Class Aa	7,032	$489,779

		22,980,038
ENERGY EQUIPMENT & SERVICES — 1.04%
Archrock Inc.	9,413	70,786
Aspen Aerogels Inc.[a]	2,276	13,815
Atwood Oceanics Inc.	7,930	81,124
Baker Hughes Inc.	58,752	2,711,405
Basic Energy Services Inc.[a,b]	5,702	15,281
Bristow Group Inc.[b]	4,747	122,947
C&J Energy Services Ltd.[a]	6,158	29,312
Cameron International Corp.[a]	25,752	1,627,526
CARBO Ceramics Inc.[b]	2,650	45,580
Core Laboratories NV	5,712	621,123
Dawson Geophysical Co.[a]	3,061	10,591
Diamond Offshore Drilling Inc.	8,738	184,372
Dril-Quip Inc.[a]	5,183	306,989
Eco Stim Energy Solutions Inc	1,875	5,869
ENGlobal Corp.[a]	2,147	2,083
Ensco PLC Class A	31,795	489,325
Enservco Corp.[a]	3,481	1,880
Era Group Inc.[a]	2,610	29,102
Exterran Corp.[a]	4,756	76,334
Fairmount Santrol Holdings Inc.[a]	8,906	20,929
FMC Technologies Inc.[a]	30,738	891,709
Forum Energy Technologies Inc.[a]	8,858	110,371
Frank’s International NV	4,664	77,842
Geospace Technologies Corp.[a,b]	1,861	26,184
Glori Energy Inc.[a,b]	6,646	2,359
Gulf Island Fabrication Inc.	1,887	19,738
Gulfmark Offshore Inc. Class Ab	3,714	17,344
Halliburton Co.	115,279	3,924,097
Helix Energy Solutions Group Inc.[a,b]	13,508	71,052
Helmerich & Payne Inc.	14,540	778,617
Hornbeck Offshore Services Inc.[a]	4,325	42,990
Independence Contract Drilling Inc.[a]	2,033	10,267
ION Geophysical Corp.[a]	17,284	8,696
Key Energy Services Inc.[a]	20,926	10,088
Matrix Service Co.[a]	3,630	74,560

50

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

McDermott International Inc.[a]	32,522	$108,949
Mitcham Industries Inc.[a]	1,491	4,488
Nabors Industries Ltd.	38,318	326,086
National Oilwell Varco Inc.	50,631	1,695,632
Natural Gas Services Group Inc.[a]	1,779	39,672
Newpark Resources Inc.[a]	11,406	60,224
Noble Corp. PLC[b]	32,684	344,816
Nuverra Environmental Solutions Inc.[a]	2,224	1,140
Oceaneering International Inc.	13,209	495,602
Oil States International Inc.[a]	6,888	187,698
Parker Drilling Co.[a]	17,196	31,297
Patterson-UTI Energy Inc.	19,895	300,017
PHI Inc.[a]	147	2,611
PHI Inc. NVS[a]	943	15,475
Pioneer Energy Services Corp.[a]	8,941	19,402
Profire Energy Inc.	4,206	4,164
RigNet Inc.[a]	1,761	36,435
Rowan Companies PLC Class A	16,868	285,913
RPC Inc.[b]	8,178	97,727
SAExploration Holdings Inc.	1,590	3,180
Schlumberger Ltd.	169,849	11,846,968
SEACOR Holdings Inc.[a,b]	2,159	113,477
Seventy Seven Energy Inc.[a]	7,357	7,725
Steel Excel Inc.[a]	623	9,164
Superior Energy Services Inc.	20,384	274,572
Synthesis Energy Systems Inc.[a]	10,058	9,646
Tesco Corp.[b]	5,281	38,234
TETRA Technologies Inc.[a]	10,868	81,727
Tidewater Inc.	6,365	44,300
Transocean Ltd.[b]	46,132	571,114
U.S. Silica Holdings Inc.	7,227	135,362
Unit Corp.[a,b]	6,889	84,046
Weatherford International PLC[a]	104,951	880,539
Willbros Group Inc.[a]	5,994	16,124

		30,705,813
FOOD & STAPLES RETAILING — 2.05%
Andersons Inc. (The)	3,538	111,907
Casey’s General Stores Inc.	5,260	633,567
Chefs’ Warehouse Inc. (The)[a]	2,577	42,984
Costco Wholesale Corp.	58,910	9,513,965
CVS Health Corp.	149,128	14,580,245
Fairway Group Holdings Corp.[a,b]	4,295	2,835

Security	Shares	Value

Fresh Market Inc. (The)[a]	5,795	$135,719
Ingles Markets Inc. Class A	1,779	78,418
Kroger Co. (The)	131,115	5,484,540
Liberator Medical Holdings Inc.	4,966	16,586
Natural Grocers by Vitamin Cottage Inc.[a]	1,270	25,870
Performance Food Group Co.[a]	2,067	47,830
PriceSmart Inc.	2,638	218,928
Rite Aid Corp.[a]	140,926	1,104,860
Smart & Final Stores Inc.[a]	3,643	66,339
SpartanNash Co.	5,113	110,645
Sprouts Farmers Market Inc.[a,b]	19,419	516,351
SUPERVALU Inc.[a]	35,943	243,694
Sysco Corp.	70,730	2,899,930
United Natural Foods Inc.[a,b]	6,790	267,254
Village Super Market Inc. Class A	933	24,585
Wal-Mart Stores Inc.	211,307	12,953,119
Walgreens Boots Alliance Inc.	117,318	9,990,214
Weis Markets Inc.	1,699	75,266
Whole Foods Market Inc.	45,991	1,540,699

		60,686,350
FOOD PRODUCTS — 1.70%
Alico Inc.	374	14,470
Amplify Snack Brands Inc.[a]	2,016	23,224
Arcadia Biosciences Inc.[a,b]	1,480	4,499
Archer-Daniels-Midland Co.	80,395	2,948,889
B&G Foods Inc.	7,836	274,417
Blue Buffalo Pet Products Inc.[a,b]	4,550	85,130
Boulder Brands Inc.[a]	8,373	91,936
Bridgford Foods Corp.[a]	366	3,162
Bunge Ltd.	19,167	1,308,723
Cal-Maine Foods Inc.[b]	4,209	195,045
Calavo Growers Inc.	2,010	98,490
Campbell Soup Co.	24,208	1,272,130
Coffee Holding Co. Inc.[a]	1,057	4,069
ConAgra Foods Inc.	58,323	2,458,898
Darling Ingredients Inc.[a]	22,270	234,280
Dean Foods Co.	12,376	212,248
Diamond Foods Inc.[a]	3,594	138,549
Farmer Bros. Co.[a]	798	25,751
Flowers Foods Inc.	25,187	541,269
Fresh Del Monte Produce Inc.	4,499	174,921

51

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Freshpet Inc.[a]	2,451	$20,809
General Mills Inc.	80,509	4,642,149
Golden Enterprises Inc.	893	4,295
Hain Celestial Group Inc. (The)[a,b]	13,894	561,179
Hershey Co. (The)	19,358	1,728,089
Hormel Foods Corp.	18,176	1,437,358
Ingredion Inc.	9,645	924,377
Inventure Foods Inc.[a]	2,800	19,880
J&J Snack Foods Corp.	1,996	232,873
JM Smucker Co. (The)	16,123	1,988,611
John B Sanfilippo & Son Inc.	1,153	62,297
Kellogg Co.	34,380	2,484,643
Keurig Green Mountain Inc.	15,661	1,409,177
Kraft Heinz Co. (The)	80,085	5,826,985
Lancaster Colony Corp.	2,624	302,967
Landec Corp.[a]	3,639	43,049
Lifeway Foods Inc.[a]	742	8,236
Limoneira Co.	1,660	24,800
McCormick & Co. Inc./MD	15,678	1,341,410
Mead Johnson Nutrition Co.	26,566	2,097,386
Mondelez International Inc. Class A	214,036	9,597,374
Omega Protein Corp.[a]	3,053	67,777
Pilgrim’s Pride Corp.	8,576	189,444
Pinnacle Foods Inc.	14,775	627,346
Post Holdings Inc.[a]	8,377	516,861
RiceBran Technologies[a]	892	1,695
Rocky Mountain Chocolate Factory Inc.	652	7,009
S&W Seed Co.[a,b]	1,909	8,056
Sanderson Farms Inc.[b]	2,668	206,823
Seaboard Corp.[a]	36	104,211
Seneca Foods Corp. Class Aa	835	24,198
Seneca Foods Corp. Class Ba	117	3,744
Snyder’s-Lance Inc.	7,085	243,015
Tofutti Brands Inc.[a]	292	1,218
Tootsie Roll Industries Inc.	2,403	75,911
TreeHouse Foods Inc.[a,b]	5,816	456,323
Tyson Foods Inc. Class A	39,831	2,124,187
WhiteWave Foods Co. (The)[a]	23,755	924,307

		50,450,169

Security	Shares	Value

GAS UTILITIES — 0.22%
AGL Resources Inc.	16,206	$1,034,105
Atmos Energy Corp.	13,683	862,576
Chesapeake Utilities Corp.	2,073	117,643
Delta Natural Gas Co. Inc.	948	19,898
Gas Natural Inc.	1,437	10,706
Laclede Group Inc. (The)	5,855	347,846
National Fuel Gas Co.	11,425	488,419
New Jersey Resources Corp.	11,587	381,907
Northwest Natural Gas Co.	3,714	187,966
ONE Gas Inc.	7,045	353,448
Piedmont Natural Gas Co. Inc.	10,708	610,570
Questar Corp.	23,603	459,786
RGC Resources Inc.	556	11,704
South Jersey Industries Inc.	9,350	219,912
Southwest Gas Corp.	6,400	353,024
UGI Corp.	23,252	784,987
WGL Holdings Inc.	6,733	424,112

		6,668,609
HEALTH CARE EQUIPMENT & SUPPLIES — 2.33%
Abaxis Inc.	2,901	161,528
Abbott Laboratories	200,908	9,022,778
ABIOMED Inc.[a,b]	5,265	475,324
Accuray Inc.[a]	10,916	73,683
Aethlon Medical Inc.[a]	876	5,948
Alere Inc.[a,b]	11,603	453,561
Align Technology Inc.[a]	9,755	642,367
Alliqua BioMedical Inc.[a]	3,340	7,148
Alphatec Holdings Inc.[a]	8,812	2,644
Amedica Corp.[a]	17,359	2,062
Analogic Corp.	1,689	139,511
AngioDynamics Inc.[a]	3,646	44,262
Anika Therapeutics Inc.[a,b]	1,998	76,244
Antares Pharma Inc.[a]	20,084	24,302
Atossa Genetics Inc.[a]	6,546	2,095
AtriCure Inc.[a]	3,654	81,996
Atrion Corp.	185	70,522
Avinger Inc.[a]	695	15,783
AxoGen Inc.[a]	3,177	15,885
Baxter International Inc.	73,692	2,811,350
Becton Dickinson and Co.	28,382	4,373,382
Biolase Inc.[a]	6,628	5,575
BioLife Solutions Inc.[a]	1,349	2,927

52

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Boston Scientific Corp.[a]	181,219	$3,341,678
Bovie Medical Corp.[a]	3,434	7,211
Cantel Medical Corp.	4,840	300,758
Cardica Inc.[a]	19,539	3,029
Cardiovascular Systems Inc.[a]	4,102	62,022
CAS Medical Systems Inc.	3,254	5,760
Cerus Corp.[a]	13,063	82,558
Chembio Diagnostics Inc.[a]	1,156	6,161
Cogentix Medical Inc.[a]	3,719	4,798
ConforMIS Inc.[a]	1,320	22,823
CONMED Corp.	3,485	153,514
Cooper Companies Inc. (The)	6,552	879,278
Corindus Vascular Robotics Inc.[a]	11,715	37,605
CR Bard Inc.	9,960	1,886,822
CryoLife Inc.	3,431	36,986
Cryoport Inc.	851	1,736
Cutera Inc.[a]	1,903	24,339
Cynosure Inc. Class Aa	3,081	137,628
CytoSorbents Corp.[a]	2,326	12,956
Delcath Systems Inc.[a]	2,934	1,439
DENTSPLY International Inc.	18,858	1,147,509
Derma Sciences Inc.[a]	3,751	17,142
DexCom Inc.[a]	10,936	895,658
Echo Therapeutics Inc.	1,273	1,808
Edwards Lifesciences Corp.[a]	29,058	2,295,001
Electromed Inc.[a]	702	1,299
EndoChoice Holdings Inc.[a]	1,016	8,484
Endologix Inc.[a,b]	9,240	91,476
Entellus Medical Inc.[a]	855	14,415
EnteroMedics Inc.[a,b]	13,022	1,694
ERBA Diagnostics Inc.[a]	2,319	3,223
Exactech Inc.[a]	1,448	26,281
Fonar Corp.[a]	877	15,137
GenMark Diagnostics Inc.[a]	5,860	45,474
Glaukos Corp.[a]	859	21,209
Globus Medical Inc. Class Aa	9,644	268,296
Greatbatch Inc.[a]	3,391	178,027
Haemonetics Corp.[a]	6,860	221,166
Halyard Health Inc.[a]	6,311	210,851
Hansen Medical Inc.[a]	809	1,885
HeartWare International Inc.[a]	2,335	117,684
Hill-Rom Holdings Inc.	7,658	368,043
Hologic Inc.[a]	33,174	1,283,502

Security	Shares	Value

ICU Medical Inc.[a]	1,946	$219,470
IDEXX Laboratories Inc.[a,b]	12,263	894,218
Inogen Inc.[a,b]	1,942	77,855
Insulet Corp.[a]	7,692	290,835
Integra LifeSciences Holdings Corp.[a,b]	3,896	264,071
Intuitive Surgical Inc.[a]	5,035	2,749,916
Invacare Corp.	4,046	70,360
InVivo Therapeutics Holdings Corp.[a]	3,624	26,093
Invuity Inc.[a]	557	4,913
iRadimed Corp.[a]	466	13,062
Iridex Corp.[a]	1,068	9,922
K2M Group Holdings Inc.[a]	3,332	65,774
Kewaunee Scientific Corp.	233	4,145
Lantheus Holdings Inc.[a]	1,908	6,449
LDR Holding Corp.[a]	3,256	81,758
LeMaitre Vascular Inc.	1,737	29,963
LivaNova PLC[a]	5,740	340,784
Masimo Corp.[a]	6,126	254,290
Medovex Corp.	2,020	2,242
Medtronic PLC	189,376	14,566,802
Meridian Bioscience Inc.	5,673	116,410
Merit Medical Systems Inc.[a]	5,983	111,224
MGC Diagnostics Corp.[a]	519	3,415
Milestone Scientific Inc.	1,498	3,520
Misonix Inc.[a]	783	7,352
Natus Medical Inc.[a,b]	4,469	214,735
Neogen Corp.[a,b]	5,052	285,539
Nevro Corp.[a]	1,807	121,991
NuVasive Inc.[a]	6,629	358,695
NxStage Medical Inc.[a]	7,884	172,738
Oncosec Medical Inc.[a,b]	2,164	5,129
OraSure Technologies Inc.[a,b]	7,601	48,950
Orthofix International NVa	2,542	99,672
Penumbra Inc.[a,b]	528	28,412
Presbia PLC	489	2,572
Quidel Corp.[a]	3,949	83,719
ResMed Inc.	18,822	1,010,553
Retractable Technologies Inc.[a]	1,756	5,444
Rockwell Medical Inc.[a,b]	6,308	64,594
RTI Surgical Inc.[a]	8,108	32,189
SeaSpine Holdings Corp.[a]	1,227	21,080

53

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Second Sight Medical Products Inc.[a,b]	1,788	$10,531
Sientra Inc.[a]	1,307	7,737
Sirona Dental Systems Inc.[a]	7,540	826,158
Skyline Medical Inc.	820	2,411
Span-America Medical Systems Inc.	299	5,935
Spectranetics Corp. (The)[a,b]	5,737	86,399
St. Jude Medical Inc.	38,087	2,352,634
STAAR Surgical Co.[a]	3,914	27,946
Stereotaxis Inc.[a]	3,894	2,895
STERIS PLC	11,573	871,910
Strata Skin Sciences Inc.[a]	2,436	2,728
Stryker Corp.	42,550	3,954,597
Sunshine Heart Inc.[a,b]	3,000	4,050
SurModics Inc.[a,b]	1,791	36,304
Symmetry Surgical Inc.[a]	1,280	11,776
Tandem Diabetes Care Inc.[a,b]	2,708	31,981
TearLab Corp.[a]	4,127	5,737
Teleflex Inc.	5,613	737,829
TransEnterix Inc.[a]	8,089	20,061
TriVascular Technologies Inc.[a]	1,010	6,717
Unilife Corp.[a,b]	16,306	8,073
Utah Medical Products Inc.	479	28,041
Varian Medical Systems Inc.[a]	13,057	1,055,006
Vascular Solutions Inc.[a]	2,370	81,504
Veracyte Inc.[a]	2,029	14,609
Vermillion Inc.[a]	3,398	6,116
VolitionRx Ltd.	1,695	7,628
West Pharmaceutical Services Inc.	9,723	585,519
Wright Medical Group NVa	12,019	290,619
Zeltiq Aesthetics Inc.[a]	4,349	124,077
Zimmer Biomet Holdings Inc.	23,062	2,365,931
Zosano Pharma Corp.	1,194	2,663

		69,102,219
HEALTH CARE PROVIDERS & SERVICES — 2.64%
AAC Holdings Inc.[a]	1,112	21,195
Acadia Healthcare Co. Inc.[a]	7,324	457,457
Aceto Corp.	4,009	108,163
Adcare Health Systems Inc.	2,216	5,518
Addus HomeCare Corp.[a]	885	20,603
Adeptus Health Inc. Class Aa	521	28,405

Security	Shares	Value

Aetna Inc.	46,974	$5,078,829
Air Methods Corp.[a,b]	4,851	203,402
Alliance HealthCare Services Inc.[a]	1,443	13,247
Almost Family Inc.[a]	1,122	42,894
Amedisys Inc.[a]	3,837	150,871
AmerisourceBergen Corp.	26,316	2,729,232
AMN Healthcare Services Inc.[a,b]	6,457	200,490
AmSurg Corp.[a,b]	7,276	552,976
Anthem Inc.	35,165	4,903,408
BioScrip Inc.[a]	9,243	16,175
BioTelemetry Inc.[a]	3,769	44,022
Brookdale Senior Living Inc.[a]	24,862	458,952
Capital Senior Living Corp.[a]	3,793	79,122
Cardinal Health Inc.	44,312	3,955,732
Centene Corp.[a,b]	16,068	1,057,435
Chemed Corp.	2,285	342,293
Cigna Corp.	34,695	5,076,919
Civitas Solutions Inc.[a]	2,440	70,248
Community Health Systems Inc.[a]	15,955	423,286
CorVel Corp.[a]	1,401	61,532
Cross Country Healthcare Inc.[a]	4,463	73,149
DaVita HealthCare Partners Inc.[a]	22,462	1,565,826
Digirad Corp.	2,819	16,322
Diplomat Pharmacy Inc.[a]	4,756	162,750
Diversicare Healthcare Services Inc.	668	5,444
Ensign Group Inc. (The)	6,518	147,502
Envision Healthcare Holdings Inc.[a]	25,168	653,613
ExamWorks Group Inc.[a]	5,394	143,480
Express Scripts Holding Co.[a]	91,090	7,962,177
Five Star Quality Care Inc.[a]	6,345	20,177
Genesis Healthcare Inc.[a]	3,266	11,333
Hanger Inc.[a,b]	4,822	79,322
HCA Holdings Inc.[a]	42,287	2,859,870
Health Net Inc./CAa	10,422	713,490
HealthEquity Inc.[a,b]	4,738	118,782
HealthSouth Corp.	12,299	428,128
Healthways Inc.[a]	4,325	55,663
Henry Schein Inc.[a]	11,170	1,766,982
Humana Inc.	19,965	3,563,952

54

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

InfuSystems Holdings Inc.[a]	2,420	$7,381
Joint Corp. (The)[a]	1,044	6,233
Kindred Healthcare Inc.	11,378	135,512
Laboratory Corp. of America Holdings[a]	13,634	1,685,708
Landauer Inc.	1,319	43,421
LHC Group Inc.[a]	1,757	79,575
LifePoint Health Inc.[a,b]	5,874	431,152
Magellan Health Inc.[a]	3,365	207,486
McKesson Corp.	30,999	6,113,933
MEDNAX Inc.[a,b]	12,681	908,720
Molina Healthcare Inc.[a,b]	5,534	332,759
National Healthcare Corp.	1,518	93,661
National Research Corp. Class A	1,227	19,681
National Research Corp. Class B	194	6,949
Owens & Minor Inc.	8,496	305,686
Patterson Companies Inc.	11,276	509,788
PharMerica Corp.[a]	4,120	144,200
Premier Inc.[a]	5,864	206,823
Providence Service Corp. (The)[a,b]	1,713	80,374
Psychemedics Corp.	671	6,804
Quest Diagnostics Inc.	19,318	1,374,282
RadNet Inc.[a]	4,415	27,285
Select Medical Holdings Corp.	14,221	169,372
Sharps Compliance Corp.[a]	1,557	13,546
Surgery Partners Inc.[a,b]	2,000	40,980
Surgical Care Affiliates Inc.[a]	3,626	144,351
Team Health Holdings Inc.[a]	9,762	428,454
Teladoc Inc.[a,b]	1,206	21,660
Tenet Healthcare Corp.[a,b]	13,457	407,747
Triple-S Management Corp. Class Ba	3,232	77,277
Trupanion Inc.[a]	1,866	18,212
U.S. Physical Therapy Inc.	1,689	90,666
UnitedHealth Group Inc.	128,364	15,100,741
Universal American Corp./NY	7,501	52,507
Universal Health Services Inc. Class B	12,287	1,468,174
USMD Holdings Inc.[a]	203	1,508
VCA Inc.[a]	10,879	598,345
WellCare Health Plans Inc.[a]	5,894	460,970

		78,272,291

Security	Shares	Value

HEALTH CARE TECHNOLOGY — 0.20%
Allscripts Healthcare Solutions Inc.[a]	25,527	$392,605
Arrhythmia Research Technology Inc.[a]	345	1,891
athenahealth Inc.[a]	5,222	840,585
Authentidate Holding Corp.[a]	5,612	3,985
Castlight Health Inc.[a]	5,681	24,258
Cerner Corp.[a]	41,019	2,468,113
Computer Programs & Systems Inc.	1,433	71,292
Connecture Inc.[a]	980	3,538
Evolent Health Inc.[a,b]	1,668	20,199
HealthStream Inc.[a]	3,297	72,534
HMS Holdings Corp.[a,b]	11,666	143,958
HTG Molecular Diagnostics Inc.[a]	719	3,135
Icad Inc.[a]	1,843	9,528
Imprivata Inc.[a]	1,918	21,673
IMS Health Holdings Inc.[a]	19,939	507,846
Inovalon Holdings Inc.[a,b]	3,483	59,211
MedAssets Inc.[a]	8,032	248,510
Medidata Solutions Inc.[a]	7,482	368,788
Omnicell Inc.[a]	4,813	149,588
Press Ganey Holdings Inc.[a]	1,207	38,081
Quality Systems Inc.	6,017	96,994
Simulations Plus Inc.	1,370	13,577
Streamline Health Solutions Inc.[a]	3,176	4,478
Veeva Systems Inc.[a,b]	10,253	295,799
Vocera Communications Inc.[a]	3,243	39,565

		5,899,731
HOTELS, RESTAURANTS & LEISURE — 2.15%
Aramark	30,461	982,367
Ark Restaurants Corp.	295	6,815
Belmond Ltd.[a]	11,908	113,126
Biglari Holdings Inc.[a]	139	45,289
BJ’s Restaurants Inc.[a]	2,796	121,542
Bloomin’ Brands Inc.	16,574	279,935
Bob Evans Farms Inc./DE	2,833	110,062
Bojangles’ Inc.[a]	1,069	16,965
Bowl America Inc.	411	5,918
Boyd Gaming Corp.[a,b]	10,836	215,311
Bravo Brio Restaurant Group Inc.[a]	1,995	17,955

55

Schedule of Investments(Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Brinker International Inc.	8,048	$385,902
Buffalo Wild Wings Inc.[a,b]	2,571	410,460
Caesars Entertainment Corp.[a,b]	5,660	44,657
Canterbury Park Holding Corp.	274	2,828
Carnival Corp.	62,006	3,378,087
Carrols Restaurant Group Inc.[a]	4,595	53,945
Century Casinos Inc.[a]	2,850	22,173
Chanticleer Holdings Inc.[a,b]	4,250	4,247
Cheesecake Factory Inc. (The)	6,121	282,239
Chipotle Mexican Grill Inc.[a,b]	4,206	2,018,249
Choice Hotels International Inc.	4,718	237,834
Churchill Downs Inc.	1,707	241,523
Chuy’s Holdings Inc.[a]	2,263	70,922
ClubCorp Holdings Inc.	8,783	160,465
Cosi Inc.[a,b]	7,506	3,303
Cracker Barrel Old Country Store Inc.[b]	3,232	409,915
Darden Restaurants Inc.	15,544	989,220
Dave & Buster’s Entertainment Inc.[a]	3,550	148,177
Del Frisco’s Restaurant Group Inc.[a]	3,220	51,584
Del Taco Restaurants Inc.[a]	3,570	38,021
Denny’s Corp.[a]	10,960	107,737
Diamond Resorts International Inc.[a]	7,276	185,611
DineEquity Inc.	2,273	192,455
Diversified Restaurant Holdings Inc.[a]	1,841	4,142
Domino’s Pizza Inc.	7,374	820,358
Dover Downs Gaming & Entertainment Inc.[a]	2,258	2,193
Dover Motorsports Inc.	2,080	4,846
Dunkin’ Brands Group Inc.[b]	12,505	532,588
El Pollo Loco Holdings Inc.[a]	2,827	35,705
Eldorado Resorts Inc.[a]	3,059	33,649
Empire Resorts Inc.	360	6,487
Extended Stay America Inc.	9,238	146,884
Famous Dave’s of America Inc.[a]	820	5,691
Fiesta Restaurant Group Inc.[a]	3,615	121,464
Flanigan’s Enterprises Inc.	198	4,332
Fogo De Chao Inc.[a]	683	10,354
Full House Resorts Inc.[a]	2,647	4,421

Security	Shares	Value

Gaming Partners International Corp.[a]	550	$4,884
Golden Entertainment Inc.[a]	1,204	12,317
Good Times Restaurants Inc.[a]	1,618	7,766
Habit Restaurants Inc. (The)[a]	1,613	37,196
Hilton Worldwide Holdings Inc.	70,463	1,507,908
Hyatt Hotels Corp. Class Aa	4,526	212,813
Ignite Restaurant Group Inc.[a]	1,026	4,309
International Speedway Corp. Class A	3,622	122,134
Interval Leisure Group Inc.	5,329	83,186
Intrawest Resorts Holdings Inc.[a]	2,581	20,183
Isle of Capri Casinos Inc.[a]	3,176	44,242
J Alexander’s Holdings Inc.[a]	2,016	22,015
Jack in the Box Inc.	4,838	371,123
Jamba Inc.[a]	2,271	30,636
Kona Grill Inc.[a]	1,418	22,490
Krispy Kreme Doughnuts Inc.[a]	8,461	127,507
La Quinta Holdings Inc.[a]	12,120	164,953
Las Vegas Sands Corp.	49,285	2,160,654
Lindblad Expeditions Holdings Inc.[a]	2,425	26,942
Luby’s Inc.[a]	2,771	12,386
Marcus Corp. (The)	2,576	48,867
Marriott International Inc./MD Class A	25,990	1,742,370
Marriott Vacations Worldwide Corp.	3,662	208,551
McDonald’s Corp.	123,671	14,610,492
MGM Resorts International[a]	63,740	1,448,173
Monarch Casino & Resort Inc.[a]	1,444	32,808
Morgans Hotel Group Co.[a]	4,314	14,538
Nathan’s Famous Inc.	434	22,377
Nevada Gold & Casinos Inc.[a,b]	1,956	4,440
Noodles & Co.[a]	2,850	27,617
Norwegian Cruise Line Holdings Ltd.[a]	21,298	1,248,063
ONE Group Hospitality Inc. (The)[a]	2,120	6,339
Panera Bread Co. Class Aa,b	3,210	625,244
Papa John’s International Inc.	3,906	218,228
Papa Murphy’s Holdings Inc.[a,b]	1,344	15,133
Peak Resorts Inc.[b]	1,629	9,790
Penn National Gaming Inc.[a]	9,707	155,506

56

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Pinnacle Entertainment Inc.[a]	2,770	$86,202
Planet Fitness Inc. Class Aa	1,949	30,463
Popeyes Louisiana Kitchen Inc.[a]	3,047	178,250
Potbelly Corp.[a]	3,260	38,175
Rave Restaurant Group Inc.[a,b]	1,019	6,511
RCI Hospitality Holdings Inc.[a]	1,402	14,006
Red Lion Hotels Corp.[a]	2,695	18,892
Red Robin Gourmet Burgers Inc.[a]	1,887	116,503
Royal Caribbean Cruises Ltd.	23,118	2,339,773
Ruby Tuesday Inc.[a]	8,512	46,901
Ruth’s Hospitality Group Inc.	4,737	75,413
Scientific Games Corp. Class Aa,b	6,784	60,853
SeaWorld Entertainment Inc.	9,042	178,037
Shake Shack Inc. Class Aa,b	675	26,730
Six Flags Entertainment Corp.	11,513	632,524
Sonic Corp.	6,737	217,672
Speedway Motorsports Inc.	1,547	32,054
Starbucks Corp.	199,975	12,004,499
Starwood Hotels & Resorts Worldwide Inc.	22,739	1,575,358
Texas Roadhouse Inc.	8,529	305,082
Town Sports International Holdings Inc.[a]	3,700	4,403
Vail Resorts Inc.	4,937	631,887
Wendy’s Co. (The)	29,561	318,372
Wingstop Inc.[a,b]	932	21,259
Wyndham Worldwide Corp.	15,646	1,136,682
Wynn Resorts Ltd.	10,957	758,115
Yum! Brands Inc.	58,090	4,243,475
Zoe’s Kitchen Inc.[a,b]	2,607	72,944

		63,693,168
HOUSEHOLD DURABLES — 0.60%
Bassett Furniture Industries Inc.	1,408	35,313
Beazer Homes USA Inc.[a]	3,566	40,973
CalAtlantic Group Inc.	10,295	390,386
Cavco Industries Inc.[a]	1,118	93,141
Century Communities Inc.[a]	1,908	33,791
CSS Industries Inc.	1,188	33,715
Dixie Group Inc. (The)[a]	2,015	10,538
DR Horton Inc.	44,223	1,416,463
Emerson Radio Corp.[a]	2,634	2,607

Security	Shares	Value

Ethan Allen Interiors Inc.[b]	3,564	$99,150
Flexsteel Industries Inc.	820	36,228
Garmin Ltd.	15,924	591,895
GoPro Inc.[a,b]	10,604	190,978
Green Brick Partners Inc.[a]	3,647	26,258
Harman International Industries Inc.	9,584	902,909
Helen of Troy Ltd.[a]	3,796	357,773
Hooker Furniture Corp.	1,451	36,623
Hovnanian Enterprises Inc. Class Aa	17,149	31,040
Installed Building Products Inc.[a]	2,260	56,116
iRobot Corp.[a,b]	3,943	139,582
Jarden Corp.[a]	27,916	1,594,562
KB Home	12,344	152,201
La-Z-Boy Inc.	6,807	166,227
Leggett & Platt Inc.	18,356	771,319
Lennar Corp. Class A	24,136	1,180,492
Lennar Corp. Class B	1,376	55,288
LGI Homes Inc.[a]	1,938	47,151
Libbey Inc.	2,945	62,787
Lifetime Brands Inc.	1,574	20,871
M/I Homes Inc.[a]	3,338	73,169
MDC Holdings Inc.	5,306	135,462
Meritage Homes Corp.[a]	5,002	170,018
Mohawk Industries Inc.[a]	8,563	1,621,747
NACCO Industries Inc. Class A	693	29,245
New Home Co. Inc. (The)[a]	1,847	23,937
Newell Rubbermaid Inc.	35,991	1,586,483
Nova Lifestyle Inc.[a]	2,642	4,756
NVR Inc.[a]	499	819,857
P&F Industries Inc. Class Aa	414	3,660
PulteGroup Inc.	42,846	763,516
Skullcandy Inc.[a]	2,376	11,238
Skyline Corp.[a]	1,382	4,948
Stanley Furniture Co. Inc.[a]	2,296	6,406
Taylor Morrison Home Corp. Class Aa	4,538	72,608
Tempur Sealy International Inc.[a]	8,395	591,512
Toll Brothers Inc.[a]	21,867	728,171
TopBuild Corp.[a]	5,107	157,142
TRI Pointe Group Inc.[a,b]	19,698	249,574
Tupperware Brands Corp.	6,805	378,698
Turtle Beach Corp.[a]	2,372	4,768

57

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

UCP Inc. Class Aa	1,083	$7,798
Universal Electronics Inc.[a,b]	1,962	100,749
Vuzix Corp.[a]	1,859	14,110
WCI Communities Inc.[a]	2,529	56,346
Whirlpool Corp.	10,533	1,546,982
William Lyon Homes Class Aa,b	2,571	42,421
ZAGG Inc.[a,b]	3,964	43,366

		17,825,064
HOUSEHOLD PRODUCTS — 1.63%
Central Garden & Pet Co.[a]	1,423	19,239
Central Garden & Pet Co. Class Aa	4,476	60,874
Church & Dwight Co. Inc.	17,674	1,500,169
Clorox Co. (The)	17,391	2,205,701
Colgate-Palmolive Co.	120,803	8,047,896
Energizer Holdings Inc.	8,432	287,194
HRG Group Inc.[a]	16,623	225,408
Kimberly-Clark Corp.	48,897	6,224,588
Oil-Dri Corp. of America	676	24,897
Orchids Paper Products Co.	1,257	38,866
Procter & Gamble Co. (The)	366,386	29,094,712
Spectrum Brands Holdings Inc.	3,661	372,690
WD-40 Co.	1,813	178,852

		48,281,086
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.10%
AES Corp./VA	90,731	868,296
American DG Energy Inc.[a]	3,886	1,297
Calpine Corp.[a]	44,262	640,471
Dynegy Inc.[a]	15,868	212,631
NRG Energy Inc.	42,403	499,083
NRG Yield Inc. Class A	4,735	65,864
NRG Yield Inc. Class C	8,444	124,634
Ormat Technologies Inc.	4,666	170,169
Pattern Energy Group Inc.	7,694	160,882
Talen Energy Corp.[a]	8,818	54,936
TerraForm Global Inc. Class A	6,757	37,772
TerraForm Power Inc.	10,124	127,360
U.S. Geothermal Inc.[a]	16,431	10,269
Vivint Solar Inc.[a]	2,720	26,003

		2,999,667

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 2.12%
3M Co.	82,927	$12,492,123
Carlisle Companies Inc.	8,769	777,723
Danaher Corp.	80,304	7,458,635
General Electric Co.	1,271,020	39,592,273
Raven Industries Inc.	5,021	78,328
Roper Technologies Inc.	13,579	2,577,158

		62,976,240
INSURANCE — 3.02%
1347 Property Insurance Holdings Inc.[a]	768	5,875
ACE Ltd.	43,663	5,102,022
Aflac Inc.	57,487	3,443,471
Alleghany Corp.[a]	2,097	1,002,219
Allied World Assurance Co. Holdings AG	12,263	456,061
Allstate Corp. (The)	52,179	3,239,794
American Equity Investment Life Holding Co.	10,731	257,866
American Financial Group Inc./OH	9,660	696,293
American International Group Inc.	166,608	10,324,698
American National Insurance Co.	1,172	119,860
AMERISAFE Inc.	2,585	131,577
AmTrust Financial Services Inc.	5,448	335,488
Aon PLC	36,902	3,402,733
Arch Capital Group Ltd.[a]	16,478	1,149,340
Argo Group International Holdings Ltd.	3,772	225,716
Arthur J Gallagher & Co.	23,819	975,150
Aspen Insurance Holdings Ltd.	8,210	396,543
Assurant Inc.	8,881	715,276
Assured Guaranty Ltd.	19,064	503,862
Atlantic American Corp.	474	2,356
Atlas Financial Holdings Inc.[a]	1,447	28,795
Axis Capital Holdings Ltd.	12,965	728,892
Baldwin & Lyons Inc. Class A	175	4,190
Baldwin & Lyons Inc. Class B	1,138	27,346
Blue Capital Reinsurance Holdings Ltd.	786	13,480
Brown & Brown Inc.	15,793	506,955

58

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Chubb Corp. (The)	30,587	$4,057,060
Cincinnati Financial Corp.	19,877	1,176,122
Citizens Inc./TXa,b	6,295	46,772
CNA Financial Corp.	3,675	129,176
CNO Financial Group Inc.	25,099	479,140
Conifer Holdings Inc.[a]	558	5,173
Crawford & Co. Class A	2,397	12,153
Crawford & Co. Class B	1,588	8,432
Donegal Group Inc. Class A	1,004	14,136
eHealth Inc.[a]	2,332	23,273
EMC Insurance Group Inc.	1,093	27,653
Employers Holdings Inc.	4,291	117,144
Endurance Specialty Holdings Ltd.	8,272	529,325
Enstar Group Ltd.[a]	1,564	234,663
Erie Indemnity Co. Class A	3,231	309,013
Everest Re Group Ltd.[b]	5,807	1,063,204
FBL Financial Group Inc. Class A	1,332	84,768
Federated National Holding Co.	1,785	52,765
Fidelity & Guaranty Life	1,500	38,055
First Acceptance Corp.[a]	2,600	6,188
First American Financial Corp.	14,675	526,833
Genworth Financial Inc. Class Aa	65,463	244,177
Global Indemnity PLC[a]	1,203	34,911
Greenlight Capital Re Ltd. Class Aa	4,211	78,788
Hallmark Financial Services Inc.[a]	1,977	23,111
Hanover Insurance Group Inc. (The)	5,836	474,700
Hartford Financial Services Group Inc. (The)	55,183	2,398,253
HCI Group Inc.	1,226	42,726
Health Insurance Innovations Inc.[a,b]	1,114	7,464
Heritage Insurance Holdings Inc.[a]	3,418	74,581
Horace Mann Educators Corp.	5,518	183,087
Independence Holding Co.	1,005	13,919
Infinity Property & Casualty Corp.	1,521	125,072
Investors Title Co.	206	19,941

Security	Shares	Value

James River Group Holdings Ltd.	1,895	$63,558
Kemper Corp.	6,515	242,684
Kingstone Companies Inc.	709	6,381
Lincoln National Corp.	33,347	1,676,020
Loews Corp.	37,727	1,448,717
Maiden Holdings Ltd.	7,635	113,838
Markel Corp.[a]	1,878	1,658,931
Marsh & McLennan Companies Inc.	70,270	3,896,471
MBIA Inc.[a]	19,530	126,554
Mercury General Corp.	954	44,428
MetLife Inc.	149,721	7,218,049
National General Holdings Corp.	7,938	173,525
National Interstate Corp.	971	25,926
National Security Group Inc. (The)	215	3,279
National Western Life Group Inc.	294	74,070
Navigators Group Inc. (The)[a]	1,482	127,141
Old Republic International Corp.	32,800	611,064
OneBeacon Insurance Group Ltd. Class A	3,164	39,265
PartnerRe Ltd.	6,444	900,485
Patriot National Inc.[a]	1,274	8,549
Phoenix Companies Inc. (The)[a]	810	30,002
Primerica Inc.	6,533	308,554
Principal Financial Group Inc.	36,685	1,650,091
ProAssurance Corp.	7,177	348,300
Progressive Corp. (The)	78,746	2,504,123
Prudential Financial Inc.	60,483	4,923,921
Reinsurance Group of America Inc.	8,868	758,657
RenaissanceRe Holdings Ltd.	5,912	669,179
RLI Corp.	4,967	306,712
Safety Insurance Group Inc.	1,901	107,178
Selective Insurance Group Inc.	7,526	252,723
StanCorp Financial Group Inc.	5,713	650,596
State Auto Financial Corp.	2,058	42,374
State National Companies Inc.	4,255	41,742
Stewart Information Services Corp.	2,926	109,228
Symetra Financial Corp.	12,814	407,101
Third Point Reinsurance Ltd.[a,b]	7,751	103,941
Torchmark Corp.	15,463	883,865

59

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Travelers Companies Inc. (The)	40,977	$4,624,664
Unico American Corp.[a]	344	3,412
United Fire Group Inc.	2,848	109,107
United Insurance Holdings Corp.	2,457	42,015
Universal Insurance Holdings Inc.[b]	4,389	101,737
Unum Group	32,814	1,092,378
Validus Holdings Ltd.	11,019	510,070
White Mountains Insurance Group Ltd.	764	555,283
Willis Group Holdings PLC	24,247	1,177,677
WMIH Corp.[a]	13,588	35,193
WR Berkley Corp.	13,304	728,394
XL Group PLC	40,129	1,572,254

		89,567,042
INTERNET & CATALOG RETAIL — 1.85%
1-800-Flowers.com Inc. Class Aa	4,183	30,452
Amazon.com Inc.[a]	51,766	34,988,122
Blue Nile Inc.[a]	1,558	57,848
CafePress Inc.[a]	884	3,395
CVSL Inc.[a]	1,763	1,745
Etsy Inc.[a,b]	2,269	18,742
Expedia Inc.	15,860	1,971,398
FTD Companies Inc.[a,b]	2,510	65,687
Gaiam Inc. Class Aa	2,412	15,051
Groupon Inc.[a]	59,277	181,980
HSN Inc.	4,334	219,604
Lands’ End Inc.[a,b]	2,297	53,842
Liberty TripAdvisor Holdings Inc. Class Aa	9,127	276,913
Netflix Inc.[a]	57,564	6,584,170
NutriSystem Inc.	3,952	85,521
Overstock.com Inc.[a]	2,101	25,800
PetMed Express Inc.	2,723	46,672
Priceline Group Inc. (The)[a]	6,700	8,542,165
Shutterfly Inc.[a]	4,907	218,656
TripAdvisor Inc.[a]	15,231	1,298,443
U.S. Auto Parts Network Inc.[a]	2,254	6,627
Wayfair Inc. Class Aa,b	3,316	157,908

		54,850,741
INTERNET SOFTWARE & SERVICES — 3.95%
Actua Corp.[a]	4,998	57,227
Akamai Technologies Inc.[a]	23,988	1,262,488

Security	Shares	Value

Alarm.com Holdings Inc.[a]	988	$16,480
Alphabet Inc. Class Aa	39,231	30,522,110
Alphabet Inc. Class Ca	40,020	30,370,378
Amber Road Inc.[a]	1,735	8,831
Angie’s List Inc.[a]	6,030	56,380
Apigee Corp.[a]	859	6,898
Appfolio Inc.[a,b]	910	13,286
ARI Network Services Inc.[a]	1,781	8,014
Autobytel Inc.[a]	1,189	26,824
Bankrate Inc.[a]	7,753	103,115
Bazaarvoice Inc.[a]	8,922	39,078
Benefitfocus Inc.[a]	1,761	64,083
Blucora Inc.[a,b]	5,621	55,086
Box Inc. Class Aa	4,688	65,444
Brightcove Inc.[a]	4,575	28,365
BroadVision Inc.[a]	610	3,660
Carbonite Inc.[a]	2,600	25,480
Care.com Inc.[a]	1,863	13,339
ChannelAdvisor Corp.[a]	3,181	44,057
comScore Inc.[a]	4,381	180,278
Constant Contact Inc.[a]	4,366	127,662
Cornerstone OnDemand Inc.[a]	6,590	227,553
CoStar Group Inc.[a]	4,379	905,096
Cvent Inc.[a]	3,162	110,385
Demand Media Inc.[a]	1,864	10,252
Demandware Inc.[a,b]	4,512	243,513
Determine Inc.[a]	835	2,163
DHI Group Inc.[a]	5,710	52,361
EarthLink Holdings Corp.	13,975	103,834
eBay Inc.[a]	148,796	4,088,914
eGain Corp.[a]	2,521	10,815
Endurance International Group Holdings Inc.[a]	8,581	93,790
Envestnet Inc.[a]	4,999	149,220
Everyday Health Inc.[a]	3,163	19,041
Facebook Inc. Class Aa	305,775	32,002,411
Five9 Inc.[a]	3,629	31,572
GoDaddy Inc. Class Aa,b	3,122	100,091
Gogo Inc.[a,b]	6,531	116,252
GrubHub Inc.[a,b]	10,506	254,245

60

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

GTT Communications Inc.[a]	3,353	$57,202
Hortonworks Inc.[a]	3,290	72,051
IAC/InterActiveCorp	10,374	622,959
Internap Corp.[a]	7,659	49,018
IntraLinks Holdings Inc.[a]	5,403	49,005
Inuvo Inc.[a]	3,184	8,597
iPass Inc.[a]	7,470	7,470
Issuer Direct Corp.	226	1,311
j2 Global Inc.	6,224	512,360
Limelight Networks Inc.[a]	8,908	13,006
LinkedIn Corp. Class Aa	15,536	3,496,843
Liquidity Services Inc.[a]	3,493	22,704
Live Ventures Inc.[a,b]	1,585	2,314
LivePerson Inc.[a]	6,670	45,022
LogMeIn Inc.[a,b]	3,384	227,066
Marchex Inc. Class B	3,897	15,159
Marin Software Inc.[a]	3,537	12,662
Marketo Inc.[a]	4,999	143,521
MaxPoint Interactive Inc.[a]	1,299	2,221
MeetMe Inc.[a]	5,665	20,281
Monster Worldwide Inc.[a,b]	12,485	71,539
New Relic Inc.[a,b]	2,779	101,239
NIC Inc.	8,273	162,813
Onvia Inc.[a]	1,022	3,802
OPOWER Inc.[a,b]	3,562	37,615
Pandora Media Inc.[a]	27,065	362,942
Q2 Holdings Inc.[a]	3,127	82,459
QuinStreet Inc.[a]	4,832	20,729
Qumu Corp.[a]	1,622	4,396
Quotient Technology Inc.[a,b]	8,972	61,189
Rackspace Hosting Inc.[a]	15,459	391,422
RealNetworks Inc.[a]	3,488	14,824
Reis Inc.	1,265	30,018
Remark Media Inc.	2,054	10,640
RetailMeNot Inc.[a]	5,057	50,165
Rightside Group Ltd.[a]	1,572	13,048
Rocket Fuel Inc.[a]	3,934	13,730
Sajan Inc.	780	2,777
SciQuest Inc.[a]	3,835	49,740
SharpSpring Inc.	849	2,700
Shutterstock Inc.[a]	2,658	85,960

Security	Shares	Value

Spark Networks Inc.[a]	3,451	$13,286
SPS Commerce Inc.[a]	2,244	157,551
Stamps.com Inc.[a,b]	2,021	221,522
Support.com Inc.[a]	8,501	8,586
Synacor Inc.[a]	3,607	6,312
TechTarget Inc.[a]	2,395	19,232
Textura Corp.[a]	2,665	57,511
TheStreet Inc.	5,121	7,681
Travelzoo Inc.[a]	978	8,186
Tremor Video Inc.[a]	4,528	9,328
TrueCar Inc.[a,b]	8,157	77,818
Twitter Inc.[a,b]	79,938	1,849,765
United Online Inc.[a]	1,992	23,486
Unwired Planet Inc.[a]	14,838	12,805
VeriSign Inc.[a,b]	13,230	1,155,773
Web.com Group Inc.[a]	6,901	138,089
WebMD Health Corp.[a]	5,069	244,833
Xactly Corp.[a,b]	987	8,419
XO Group Inc.[a]	3,200	51,392
Yahoo! Inc.[a]	117,032	3,892,484
Yelp Inc.[a]	7,509	216,259
YuMe Inc.[a]	2,503	8,786
Zillow Group Inc. Class Aa,b	5,966	155,355
Zillow Group Inc. Class Ca,b	13,970	328,016

		117,247,065
IT SERVICES — 3.55%
Accenture PLC Class A	84,155	8,794,198
Acxiom Corp.[a]	10,527	220,225
Alliance Data Systems Corp.[a]	8,238	2,278,384
Automatic Data Processing Inc.	62,121	5,262,891
Black Knight Financial Services Inc. Class Aa	2,418	79,939
Blackhawk Network Holdings Inc.[a]	7,384	326,447
Booz Allen Hamilton Holding Corp.	15,378	474,411
Broadridge Financial Solutions Inc.	15,990	859,143
CACI International Inc. Class Aa	3,275	303,855
Cardtronics Inc.[a,b]	6,085	204,760
Cartesian Inc.[a]	753	1,657
Cass Information Systems Inc.	1,254	64,531
CIBER Inc.[a]	9,879	34,675
Cognizant Technology Solutions Corp. Class Aa	81,904	4,915,878

61

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Computer Sciences Corp.	18,301	$598,077
Computer Task Group Inc.	2,015	13,339
Convergys Corp.	13,182	328,100
CoreLogic Inc./U.S.[a]	11,906	403,137
CSG Systems International Inc.	4,435	159,571
CSP Inc.	406	2,818
CSRA Inc.[a]	18,583	557,490
Datalink Corp.[a]	2,988	20,318
DST Systems Inc.	4,391	500,837
Edgewater Technology Inc.[a]	1,607	12,872
EPAM Systems Inc.[a]	5,650	444,203
Euronet Worldwide Inc.[a,b]	6,772	490,496
Everi Holdings Inc.[a]	9,181	40,305
EVERTEC Inc.	8,595	143,880
ExlService Holdings Inc.[a]	4,467	200,702
Fidelity National Information Services Inc.	37,375	2,264,925
First Data Corp. Class Aa	24,278	388,934
Fiserv Inc.[a]	30,787	2,815,779
FleetCor Technologies Inc.[a]	10,420	1,489,331
Forrester Research Inc.	1,367	38,932
Gartner Inc.[a]	11,166	1,012,756
Genpact Ltd.[a]	20,894	521,932
Global Payments Inc.	17,504	1,129,183
Hackett Group Inc. (The)	3,357	53,947
Heartland Payment Systems Inc.	4,964	470,686
Higher One Holdings Inc.[a]	4,974	16,116
Information Services Group Inc.	4,310	15,602
Innodata Inc.[a]	3,424	9,758
InterCloud Systems Inc.[a,b]	4,109	4,109
International Business Machines Corp.	120,199	16,541,786
Jack Henry & Associates Inc.	10,779	841,409
JetPay Corp.	1,123	3,055
Leidos Holdings Inc.	8,665	487,493
Lionbridge Technologies Inc.[a]	8,077	39,658
ManTech International Corp./VA Class A	3,314	100,215
MasterCard Inc. Class A	133,364	12,984,319
Mattersight Corp.[a]	1,944	12,753
MAXIMUS Inc.	8,820	496,125
ModusLink Global Solutions Inc.[a]	6,323	15,681
MoneyGram International Inc.[a]	4,036	25,306
NCI Inc. Class A	880	12,012

Security	Shares	Value

NeuStar Inc. Class Aa,b	4,411	$105,732
Paychex Inc.	43,236	2,286,752
Payment Data Systems Inc.	633	1,260
PayPal Holdings Inc.[a]	149,743	5,420,697
Perficient Inc.[a]	4,825	82,604
PFSweb Inc.[a,b]	1,970	25,354
Planet Payment Inc.[a]	5,776	17,617
PRGX Global Inc.[a]	3,389	12,607
Sabre Corp.	22,445	627,787
Science Applications International Corp.	5,598	256,276
ServiceSource International Inc.[a]	7,774	35,838
StarTek Inc.[a]	1,524	5,456
Sykes Enterprises Inc.[a]	5,269	162,180
Syntel Inc.[a]	4,293	194,258
Sysorex Global Holdings Corp.	4,370	2,494
TeleTech Holdings Inc.	2,259	63,049
Teradata Corp.[a,b]	17,951	474,265
Total System Services Inc.	22,819	1,136,386
Travelport Worldwide Ltd.	13,960	180,084
Unisys Corp.[a]	6,725	74,311
Vantiv Inc. Class Aa	21,041	997,764
Virtusa Corp.[a]	3,680	152,131
Visa Inc. Class A	262,136	20,328,647
Western Union Co. (The)	68,109	1,219,832
WEX Inc.[a]	5,215	461,006
WidePoint Corp.[a,b]	9,875	6,863
Xerox Corp.	128,266	1,363,468

		105,223,659
LEISURE PRODUCTS — 0.16%
Arctic Cat Inc.	1,807	29,599
Black Diamond Inc.[a]	3,220	14,232
Brunswick Corp./DE	12,281	620,313
Callaway Golf Co.	12,219	115,103
Escalade Inc.	1,237	16,390
Hasbro Inc.	15,124	1,018,753
JAKKS Pacific Inc.[a]	2,103	16,740
Johnson Outdoors Inc. Class A	853	18,672
LeapFrog Enterprises Inc.[a]	8,957	6,359
Malibu Boats Inc. Class Aa	2,482	40,630
Marine Products Corp.	1,390	8,396

62

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Mattel Inc.	45,745	$1,242,892
MCBC Holdings Inc.[a]	843	11,549
Nautilus Inc.[a]	3,876	64,807
Polaris Industries Inc.	8,225	706,939
Smith & Wesson Holding Corp.[a,b]	7,377	162,146
Sturm Ruger & Co. Inc.	2,537	151,231
Summer Infant Inc.[a]	1,452	3,238
Vista Outdoor Inc.[a]	8,413	374,463

		4,622,452
LIFE SCIENCES TOOLS & SERVICES — 0.72%
Accelerate Diagnostics Inc.[a,b]	3,647	78,374
Affymetrix Inc.[a,b]	10,880	109,779
Agilent Technologies Inc.	44,657	1,867,109
Albany Molecular Research Inc.[a,b]	3,659	72,631
Bio-Rad Laboratories Inc. Class Aa	2,804	388,803
Bio-Techne Corp.	5,022	451,980
Bioanalytical Systems Inc.[a]	857	1,303
Bruker Corp.[a]	14,953	362,909
Cambrex Corp.[a]	4,271	201,121
Charles River Laboratories International Inc.[a]	6,294	505,975
Enzo Biochem Inc.[a]	5,641	25,385
Fluidigm Corp.[a]	3,873	41,867
Harvard Bioscience Inc.[a]	3,881	13,467
Illumina Inc.[a]	19,723	3,785,731
INC Research Holdings Inc.[a]	4,347	210,873
Luminex Corp.[a]	5,209	111,421
Mettler-Toledo International Inc.[a,b]	3,690	1,251,390
NanoString Technologies Inc.[a]	1,663	24,463
NeoGenomics Inc.[a]	6,746	53,091
Pacific Biosciences of California Inc.[a]	8,403	110,331
PAREXEL International Corp.[a,b]	7,184	489,374
PerkinElmer Inc.	15,099	808,853
PRA Health Sciences Inc.[a]	2,672	120,961
pSivida Corp.[a,b]	3,946	19,020
Quintiles Transnational Holdings Inc.[a]	12,915	886,744
Sequenom Inc.[a]	16,511	27,078
Thermo Fisher Scientific Inc.	53,753	7,624,863
Transgenomic Inc.[b]	2,143	2,293

Security	Shares	Value

VWR Corp.[a]	7,739	$219,091
WaferGen Bio-Systems Inc.[b]	3,395	2,492
Waters Corp.[a]	11,004	1,480,918

		21,349,690
MACHINERY — 1.51%
Accuride Corp.[a]	5,287	8,776
Actuant Corp. Class A	8,089	193,812
AGCO Corp.	9,933	450,859
Alamo Group Inc.	1,261	65,698
Albany International Corp. Class A	3,902	142,618
Allison Transmission Holdings Inc.	23,011	595,755
Altra Industrial Motion Corp.	3,554	89,134
American Railcar Industries Inc.[b]	1,202	55,629
ARC Group Worldwide Inc.[a]	1,005	1,658
Astec Industries Inc.	2,566	104,436
Barnes Group Inc.	6,981	247,058
Blount International Inc.[a,b]	6,490	63,667
Blue Bird Corp.[a]	898	9,106
Briggs & Stratton Corp.	5,986	103,558
Caterpillar Inc.	78,428	5,329,967
Chart Industries Inc.[a]	4,178	75,037
Chicago Rivet & Machine Co.	103	2,402
CIRCOR International Inc.	2,252	94,922
CLARCOR Inc.	6,746	335,141
Colfax Corp.[a,b]	13,536	316,066
Columbus McKinnon Corp./NY	2,763	52,221
Commercial Vehicle Group Inc.[a]	3,558	9,820
Crane Co.	6,665	318,854
Cummins Inc.	22,137	1,948,277
Deere & Co.	42,001	3,203,416
Donaldson Co. Inc.	16,651	477,218
Douglas Dynamics Inc.	3,072	64,727
Dover Corp.	20,890	1,280,766
Dynamic Materials Corp.	1,798	12,568
Eastern Co. (The)	797	14,944
Energy Recovery Inc.[a]	4,817	34,056
EnPro Industries Inc.	2,980	130,643

63

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

ESCO Technologies Inc.	3,492	$126,201
ExOne Co. (The)[a,b]	1,290	12,952
Federal Signal Corp.	8,437	133,726
Flowserve Corp.	17,654	742,880
FreightCar America Inc.	1,722	33,458
Gencor Industries Inc.[a]	752	8,498
Global Brass & Copper Holdings Inc.	2,955	62,942
Gorman-Rupp Co. (The)	2,562	68,482
Graco Inc.	7,547	543,912
Graham Corp.	1,412	23,750
Greenbrier Companies Inc. (The)	3,548	115,736
Hardinge Inc.	1,860	17,335
Harsco Corp.	10,850	85,498
Hillenbrand Inc.	8,494	251,677
Hurco Companies Inc.	923	24,515
Hyster-Yale Materials Handling Inc.	1,256	65,877
IDEX Corp.	10,317	790,385
Illinois Tool Works Inc.	44,068	4,084,222
Ingersoll-Rand PLC	35,175	1,944,826
Intelligent Systems Corp.[a]	692	2,235
ITT Corp.	12,085	438,927
Jason Industries Inc.[a]	2,203	8,327
John Bean Technologies Corp.	3,945	196,579
Joy Global Inc.	13,217	166,666
Kadant Inc.	1,447	58,763
Kennametal Inc.	10,786	207,091
Key Technology Inc.[a]	661	6,855
LB Foster Co. Class A	1,409	19,247
Lincoln Electric Holdings Inc.	8,902	461,925
Lindsay Corp.[b]	1,526	110,482
Liqtech International Inc.	3,882	3,882
LS Starrett Co. (The) Class A	875	8,505
Lydall Inc.[a]	2,315	82,136
Manitex International Inc.[a]	2,061	12,263
Manitowoc Co. Inc. (The)	18,463	283,407
Meritor Inc.[a]	12,502	104,392
MFRI Inc.[a]	968	6,331
Middleby Corp. (The)[a]	7,721	832,864
Milacron Holdings Corp.[a]	2,084	26,071
Miller Industries Inc./TN	1,577	34,347

Security	Shares	Value

Mueller Industries Inc.	7,742	$209,808
Mueller Water Products Inc. Class A	21,737	186,938
Navistar International Corp.[a]	9,034	79,861
NN Inc.	3,616	57,639
Nordson Corp.	7,646	490,491
Omega Flex Inc.	775	25,583
Oshkosh Corp.	10,105	394,499
PACCAR Inc.	47,628	2,257,567
Parker-Hannifin Corp.	18,327	1,777,352
Pentair PLC	24,296	1,203,381
Proto Labs Inc.[a]	3,169	201,834
RBC Bearings Inc.[a]	3,170	204,750
Rexnord Corp.[a]	13,569	245,870
Snap-on Inc.	7,825	1,341,440
SPX Corp.	5,532	51,614
SPX FLOW Inc.[a]	5,570	155,459
Standex International Corp.	1,735	144,265
Stanley Black & Decker Inc.	20,178	2,153,598
Sun Hydraulics Corp.	3,412	108,263
Supreme Industries Inc. Class A	1,467	10,049
Taylor Devices Inc.[a]	427	7,046
Tennant Co.	2,423	136,318
Terex Corp.	14,670	271,102
Timken Co. (The)	9,760	279,038
Titan International Inc.	6,101	24,038
Toro Co. (The)	7,400	540,718
TriMas Corp.[a]	6,099	113,746
Trinity Industries Inc.	20,627	495,461
Twin Disc Inc.	1,298	13,655
Valmont Industries Inc.	3,114	330,146
Wabash National Corp.[a]	8,947	105,843
WABCO Holdings Inc.[a]	7,173	733,511
Wabtec Corp./DE	13,004	924,845
Watts Water Technologies Inc. Class A	3,811	189,292
Woodward Inc.	7,683	381,538
WSI Industries Inc.	674	2,932
Xerium Technologies Inc.[a]	1,478	17,514
Xylem Inc./NY	24,186	882,789

		44,790,769

64

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

MARINE — 0.02%
Genco Shipping & Trading Ltd.[a,b]	1,961	$2,922
Kirby Corp.[a]	7,290	383,600
Matson Inc.	5,888	251,005
Pangaea Logistics Solutions Ltd.	1,310	3,485
Rand Logistics Inc.[a]	2,980	4,768

		645,780
MEDIA — 3.12%
A H Belo Corp. Class A	2,811	14,055
AMC Entertainment Holdings Inc. Class A	2,934	70,416
AMC Networks Inc. Class Aa	8,217	613,646
Ballantyne Strong Inc.[a]	1,794	8,181
Beasley Broadcast Group Inc. Class A	629	2,258
Cable One Inc.	602	261,063
Cablevision Systems Corp. Class A	30,007	957,223
Carmike Cinemas Inc.[a]	3,357	77,010
CBS Corp. Class A	1,024	53,371
CBS Corp. Class B NVS	58,425	2,753,570
Central European Media Enterprises Ltd. Class Aa	10,313	27,742
Charter Communications Inc. Class Aa	10,275	1,881,352
Cinedigm Corp.[a]	13,626	3,563
Cinemark Holdings Inc.	14,237	475,943
Clear Channel Outdoor Holdings Inc. Class Aa	4,676	26,139
Comcast Corp. Class A	328,861	18,557,626
Crown Media Holdings Inc. Class Aa,b	5,076	28,476
Cumulus Media Inc. Class Aa	24,029	7,932
Daily Journal Corp.[a]	133	26,866
Discovery Communications Inc. Class Aa,b	20,179	538,376
Discovery Communications Inc. Class C NVS[a]	34,779	877,126
DISH Network Corp. Class Aa	30,261	1,730,324
DreamWorks Animation SKG Inc. Class Aa,b	9,608	247,598
Emmis Communications Corp.[a]	4,542	2,907
Entercom Communications Corp. Class Aa	3,343	37,542

Security	Shares	Value

Entravision Communications Corp. Class A	7,647	$58,958
EW Scripps Co. (The) Class A	7,222	137,218
Gannett Co. Inc.	15,547	253,261
Global Eagle Entertainment Inc.[a,b]	6,340	62,576
Gray Television Inc.[a]	9,151	149,161
Harte-Hanks Inc.	6,402	20,742
Hemisphere Media Group Inc.[a,b]	1,398	20,620
Insignia Systems Inc.[a]	1,691	4,955
Interpublic Group of Companies Inc. (The)	54,772	1,275,092
John Wiley & Sons Inc. Class A	6,629	298,504
Journal Media Group Inc.	2,162	25,987
Lee Enterprises Inc./IAa	7,640	12,835
Liberty Broadband Corp. Class Aa	3,338	172,408
Liberty Broadband Corp. Class Ca	8,835	458,183
Liberty Global PLC Series Aa	34,033	1,441,638
Liberty Global PLC Series C NVS[a]	82,327	3,356,472
Liberty Media Corp. Class Aa	13,394	525,714
Liberty Media Corp. Class Ca	26,496	1,008,968
Lions Gate Entertainment Corp.	13,028	421,977
Live Nation Entertainment Inc.[a]	19,666	483,194
Loral Space & Communications Inc.[a,b]	1,762	71,731
Madison Square Garden Co. (The)[a]	2,747	444,465
McClatchy Co. (The) Class Aa	7,686	9,300
Media General Inc.[a]	12,734	205,654
Meredith Corp.	5,096	220,402
MSG Networks Inc. Class Aa	8,286	172,349
National CineMedia Inc.	8,350	131,178
New Media Investment Group Inc.	5,408	105,240
New York Times Co. (The) Class A	16,780	225,188
News Corp. Class A	51,467	687,599
News Corp. Class B	14,608	203,928
Nexstar Broadcasting Group Inc. Class A	4,134	242,666

65

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

NTN Buzztime Inc.[a]	12,427	$1,988
Omnicom Group Inc.	32,638	2,469,391
Radio One Inc. Class Da	4,126	7,097
ReachLocal Inc.[a]	1,823	3,008
Reading International Inc. Class Aa	2,252	29,524
Regal Entertainment Group Class Ab	9,170	173,038
Rentrak Corp.[a]	1,646	78,234
Saga Communications Inc. Class A	668	25,685
Salem Media Group Inc. Class A	1,783	8,879
Scholastic Corp.	3,613	139,317
Scripps Networks Interactive Inc. Class A	12,762	704,590
SFX Entertainment Inc.[a]	7,716	1,467
Sinclair Broadcast Group Inc. Class A	9,401	305,909
Sirius XM Holdings Inc.[a]	294,819	1,199,913
Sizmek Inc.[a]	2,900	10,585
Spanish Broadcasting System Inc.[a]	398	1,290
Starz Series Aa	11,116	372,386
TEGNA Inc.	29,899	763,022
Time Inc.	14,868	232,982
Time Warner Cable Inc.	38,147	7,079,702
Time Warner Inc.	107,687	6,964,118
Townsquare Media Inc. Class Aa	1,442	17,246
Tribune Media Co.	10,802	365,216
Tribune Publishing Co.	2,983	27,503
Twenty-First Century Fox Inc. Class A	157,705	4,283,268
Twenty-First Century Fox Inc. Class B	58,109	1,582,308
Viacom Inc. Class A	1,421	62,510
Viacom Inc. Class B NVS	46,778	1,925,382
Walt Disney Co. (The)	204,835	21,524,062
World Wrestling Entertainment Inc. Class Ab	4,668	83,277
Xcel Brands Inc.	243	1,822

		92,633,187
METALS & MINING — 0.32%
A. M. Castle & Co.[a,b]	2,403	3,821
AK Steel Holding Corp.[a,b]	24,448	54,764
Alcoa Inc.	176,546	1,742,509
Allegheny Technologies Inc.	14,806	166,568

Security	Shares	Value

Ampco-Pittsburgh Corp.	1,196	$12,271
Carpenter Technology Corp.	6,648	201,235
Century Aluminum Co.[a]	6,723	29,716
Cliffs Natural Resources Inc.[b]	19,754	31,211
Coeur Mining Inc.[a]	18,429	45,704
Commercial Metals Co.	15,751	215,631
Compass Minerals International Inc.	4,552	342,629
Comstock Mining Inc.[a]	17,238	6,893
Freeport-McMoRan Inc.	155,833	1,054,989
Friedman Industries Inc.	909	5,018
General Moly Inc.[a]	13,758	2,752
Gerber Scientific Inc. Escrow[a]	664	7
Gold Resource Corp.	7,284	12,091
Golden Minerals Co.[a]	13,239	2,648
Handy & Harman Ltd.[a]	400	8,204
Haynes International Inc.	1,692	62,079
Hecla Mining Co.	51,506	97,346
Horsehead Holding Corp.[a]	8,508	17,441
Kaiser Aluminum Corp.	2,405	201,202
Materion Corp.	2,729	76,412
McEwen Mining Inc.	30,319	32,138
Newmont Mining Corp.	71,320	1,283,047
Nucor Corp.	43,065	1,735,519
Olympic Steel Inc.	1,289	14,927
Pershing Gold Corp.	2,449	8,596
Real Industry Inc.[a]	3,455	27,744
Reliance Steel & Aluminum Co.	9,665	559,700
Royal Gold Inc.	8,824	321,811
Ryerson Holding Corp.[a,b]	1,422	6,641
Schnitzer Steel Industries Inc. Class A	3,656	52,537
Solitario Exploration & Royalty Corp.[a]	4,872	2,407
Steel Dynamics Inc.	32,667	583,759
Stillwater Mining Co.[a]	16,424	140,754
SunCoke Energy Inc.	8,874	30,793
Synalloy Corp.	1,364	9,384
TimkenSteel Corp.	5,247	43,970
U.S. Antimony Corp.[a]	9,825	2,830

66

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

U.S. Steel Corp.[b]	19,815	$158,124
Universal Stainless & Alloy Products Inc.[a]	949	8,816
Worthington Industries Inc.	6,267	188,887

		9,605,525
MULTI-UTILITIES — 1.04%
Alliant Energy Corp.	15,284	954,486
Ameren Corp.	32,699	1,413,578
Avista Corp.	8,420	297,815
Black Hills Corp.	6,918	321,203
CenterPoint Energy Inc.	58,006	1,064,990
CMS Energy Corp.	37,339	1,347,191
Consolidated Edison Inc.	39,503	2,538,858
Dominion Resources Inc./VA	80,184	5,423,646
DTE Energy Co.	24,185	1,939,395
MDU Resources Group Inc.	26,356	482,842
NiSource Inc.	42,969	838,325
NorthWestern Corp.	6,505	352,896
PG&E Corp.	66,065	3,513,997
Public Service Enterprise Group Inc.	68,169	2,637,458
SCANA Corp.	19,263	1,165,219
Sempra Energy	31,769	2,986,604
TECO Energy Inc.	31,723	845,418
Unitil Corp.	1,772	63,579
Vectren Corp.	11,159	473,365
WEC Energy Group Inc.	42,538	2,182,625

		30,843,490
MULTILINE RETAIL — 0.54%
Big Lots Inc.	6,696	258,064
Bon-Ton Stores Inc. (The)[b]	2,113	4,437
Dillard’s Inc. Class A	3,181	209,024
Dollar General Corp.	39,191	2,816,657
Dollar Tree Inc.[a]	31,639	2,443,164
Fred’s Inc. Class A	4,744	77,659
Gordmans Stores Inc.[a]	1,667	5,251
JC Penney Co. Inc.[a,b]	41,306	275,098
Kohl’s Corp.	25,586	1,218,661
Macy’s Inc.	42,363	1,481,858
Nordstrom Inc.	18,348	913,914
Ollie’s Bargain Outlet Holdings Inc.[a]	1,329	22,606
Sears Holdings Corp.[a,b]	6,890	141,658
Target Corp.	82,979	6,025,105
Tuesday Morning Corp.[a]	6,125	39,813

		15,932,969

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 4.85%
Abraxas Petroleum Corp.[a]	13,015	$13,796
Adams Resources & Energy Inc.	331	12,710
Aemetis Inc.[a]	1,820	5,278
Alon USA Energy Inc.	4,191	62,194
Amyris Inc.[a,b]	7,235	11,721
Anadarko Petroleum Corp.	68,453	3,325,447
Antero Resources Corp.[a,b]	10,490	228,682
Apache Corp.	50,935	2,265,079
Approach Resources Inc.[a,b]	5,581	10,269
Arch Coal Inc.[a,b]	2,858	2,820
Bill Barrett Corp.[a,b]	6,990	27,471
Bonanza Creek Energy Inc.[a,b]	5,606	29,544
Cabot Oil & Gas Corp.	55,799	987,084
California Resources Corp.	42,578	99,207
Callon Petroleum Co.[a]	10,530	87,820
Carrizo Oil & Gas Inc.[a,b]	7,337	217,028
Centrus Energy Corp.	926	1,222
Cheniere Energy Inc.[a]	31,792	1,184,252
Chesapeake Energy Corp.[b]	69,955	314,797
Chevron Corp.	253,467	22,801,891
Cimarex Energy Co.	12,747	1,139,327
Clayton Williams Energy Inc.[a]	799	23,626
Clean Energy Fuels Corp.[a,b]	9,507	34,225
Cloud Peak Energy Inc.[a,b]	8,373	17,416
Cobalt International Energy Inc.[a]	45,393	245,122
Columbia Pipeline Group Inc.	52,456	1,049,120
Comstock Resources Inc.[b]	5,137	9,606
Concho Resources Inc.[a]	17,385	1,614,371
ConocoPhillips	166,289	7,764,033
CONSOL Energy Inc.[b]	30,967	244,639
Contango Oil & Gas Co.[a]	2,370	15,192
Continental Resources Inc./OKa	11,037	253,630
CVR Energy Inc.	2,099	82,596
Dakota Plains Holdings Inc.[a]	11,717	2,914
Delek U.S. Holdings Inc.	7,423	182,606
Denbury Resources Inc.[b]	47,860	96,677
Devon Energy Corp.	52,060	1,665,920
Diamondback Energy Inc.[a]	8,974	600,361
Earthstone Energy Inc.[a]	237	3,154
Eclipse Resources Corp.[a]	7,480	13,614

67

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Energen Corp.	10,641	$436,175
Energy XXI Ltd.[b]	13,924	14,063
EOG Resources Inc.	74,045	5,241,646
EP Energy Corp. Class Aa,b	5,705	24,988
EQT Corp.	20,562	1,071,897
Erin Energy Corp.[a,b]	1,833	5,866
Evolution Petroleum Corp.	4,018	19,327
EXCO Resources Inc.[a,b]	25,621	31,770
Exxon Mobil Corp.	560,628	43,700,953
FX Energy Inc.[a]	7,919	9,107
Gastar Exploration Inc.[a]	11,071	14,503
Gener8 Maritime Inc.[a]	2,095	19,798
Gevo Inc.[a,b]	2,519	1,562
Goodrich Petroleum Corp.[a,b]	11,437	3,042
Green Plains Inc.	4,835	110,721
Gulfport Energy Corp.[a]	14,627	359,385
Halcon Resourses Corp.[b]	12,035	15,165
Hallador Energy Co.	2,421	11,040
Harvest Natural Resources Inc.[a]	5,539	2,354
Hess Corp.	32,390	1,570,267
HollyFrontier Corp.	24,661	983,727
Isramco Inc.[a]	145	12,950
Jones Energy Inc. Class Aa	4,475	17,229
Kinder Morgan Inc./DE	246,496	3,677,720
Kosmos Energy Ltd.[a]	19,283	100,272
Laredo Petroleum Inc.[a,b]	16,833	134,496
Marathon Oil Corp.	91,293	1,149,379
Marathon Petroleum Corp.	71,792	3,721,697
Matador Resources Co.[a]	10,654	210,630
Memorial Resource Development Corp.[a]	12,524	202,263
Midstates Petroleum Co. Inc.[a]	616	1,244
Murphy Oil Corp.	21,824	489,949
Newfield Exploration Co.[a]	21,803	709,906
Noble Energy Inc.	57,354	1,888,667
Northern Oil and Gas Inc.[a,b]	7,087	27,356
Oasis Petroleum Inc.[a,b]	18,713	137,915
Occidental Petroleum Corp.	102,868	6,954,905
ONEOK Inc.	28,231	696,176
Pacific Ethanol Inc.[a]	3,303	15,788
Panhandle Oil and Gas Inc. Class A	2,316	37,427

Security	Shares	Value

Par Pacific Holdings Inc.[a,b]	3,785	$89,099
Parsley Energy Inc. Class Aa	12,053	222,378
PBF Energy Inc.	13,140	483,683
PDC Energy Inc.[a]	5,413	288,946
Peabody Energy Corp.[b]	2,649	20,344
Penn Virginia Corp.[a]	13,450	4,040
PetroQuest Energy Inc.[a]	7,893	3,946
Phillips 66	63,948	5,230,946
Pioneer Natural Resources Co.	20,121	2,522,771
PrimeEnergy Corp.[a]	164	8,405
QEP Resources Inc.	21,748	291,423
Range Resources Corp.[b]	22,861	562,609
Renewable Energy Group Inc.[a]	4,692	43,589
Resolute Energy Corp.[a]	10,743	9,346
REX American Resources Corp.[a]	789	42,661
Rex Energy Corp.[a,b]	6,982	7,331
Ring Energy Inc.[a]	3,605	25,415
RSP Permian Inc.[a]	9,545	232,803
SandRidge Energy Inc.[a]	70,459	14,092
SemGroup Corp. Class A	6,001	173,189
SM Energy Co.[b]	9,206	180,990
Solazyme Inc.[a,b]	9,537	23,652
Southwestern Energy Co.[a,b]	51,951	369,372
Spectra Energy Corp.	90,470	2,165,852
Stone Energy Corp.[a,b]	7,789	33,415
Synergy Resources Corp.[a,b]	13,550	115,446
Targa Resources Corp.	6,598	178,542
Tesoro Corp.	16,219	1,708,996
Torchlight Energy Resources Inc.[a,b]	3,362	3,396
TransAtlantic Petroleum Ltd.[a]	4,503	6,259
Triangle Petroleum Corp.[a]	8,659	6,667
Ultra Petroleum Corp.[a,b]	21,014	52,535
Uranium Energy Corp.[a]	13,287	14,084
Uranium Resources Inc.[a]	3,052	1,587
VAALCO Energy Inc.[a]	8,278	13,245
Valero Energy Corp.	64,853	4,585,756
Vertex Energy Inc.[a]	2,247	2,472
W&T Offshore Inc.	5,189	11,987
Warren Resources Inc.[a]	19,552	4,106
Western Refining Inc.	9,368	333,688
Westmoreland Coal Co.[a,b]	2,291	13,471

68

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Whiting Petroleum Corp.[a]	27,585	$260,402
Williams Companies Inc. (The)	91,933	2,362,678
World Fuel Services Corp.	9,560	367,678
WPX Energy Inc.[a]	31,707	181,998
Zion Oil & Gas Inc.[a]	5,766	10,725

		143,865,801
PAPER & FOREST PRODUCTS — 0.06%
Boise Cascade Co.[a]	5,257	134,211
Clearwater Paper Corp.[a]	2,411	109,773
Deltic Timber Corp.	1,486	87,481
Domtar Corp.	8,490	313,705
KapStone Paper and Packaging Corp.	11,593	261,886
Louisiana-Pacific Corp.[a]	19,298	347,557
Mercer International Inc.	5,859	53,024
Neenah Paper Inc.	2,276	142,091
PH Glatfelter Co.	5,899	108,777
Resolute Forest Products Inc.[a]	12,450	94,246
Schweitzer-Mauduit International Inc.	4,122	173,083
Wausau Paper Corp.	5,699	58,301

		1,884,135
PERSONAL PRODUCTS — 0.17%
Avon Products Inc.	58,901	238,549
CCA Industries Inc.[a]	1,019	3,179
Coty Inc. Class A	11,247	288,261
Cyanotech Corp.[a]	537	2,937
DS Healthcare Group Inc.[a]	1,712	4,400
Edgewell Personal Care Co.	7,900	619,123
Elizabeth Arden Inc.[a,b]	3,063	30,324
Estee Lauder Companies Inc. (The) Class A	29,987	2,640,655
Female Health Co. (The)[a]	3,060	4,437
Herbalife Ltd.[a]	8,720	467,566
Inter Parfums Inc.	2,343	55,810
Lifevantage Corp.[a]	1,884	17,936
Mannatech Inc.[a]	226	4,292
Medifast Inc.[a]	1,285	39,038
Natural Alternatives International Inc.[a]	605	6,256
Natural Health Trends Corp.	989	33,161
Nature’s Sunshine Products Inc.	1,227	12,417

Security	Shares	Value

Nu Skin Enterprises Inc. Class A	7,731	$292,928
Nutraceutical International Corp.[a]	1,123	28,996
Revlon Inc. Class Aa	1,520	42,317
Synutra International Inc.[a]	2,314	10,899
United-Guardian Inc.	365	6,990
USANA Health Sciences Inc.[a]	762	97,345

		4,947,816
PHARMACEUTICALS — 4.95%
AcelRx Pharmaceuticals Inc.[a]	4,251	16,366
Achaogen Inc.[a]	1,405	8,065
Aclaris Therapeutics Inc.	704	18,966
Acura Pharmaceuticals Inc.[a]	1,384	3,502
Adamis Pharmaceuticals Corp.[a]	1,738	9,385
Aerie Pharmaceuticals Inc.[a]	3,603	87,733
Agile Therapeutics Inc.[a]	1,357	13,244
Akorn Inc.[a]	10,818	403,620
Alexza Pharmaceuticals Inc.[a,b]	3,601	2,521
Alimera Sciences Inc.[a]	4,531	10,965
Allergan PLC[a]	53,079	16,587,187
Amphastar Pharmaceuticals Inc.[a]	4,684	66,653
Ampio Pharmaceuticals Inc.[a]	6,366	22,281
ANI Pharmaceuticals Inc.[a,b]	1,034	46,659
Apricus Biosciences Inc.[a]	7,600	7,524
Aradigm Corp.	1,498	5,947
Aratana Therapeutics Inc.[a]	3,903	21,779
Assembly Biosciences Inc.[a]	1,873	14,066
Bio-Path Holdings Inc.[a]	11,935	14,919
Biodel Inc.[a]	8,361	2,864
BioDelivery Sciences International Inc.[a,b]	6,516	31,212
BioPharmX Corp.	1,466	2,228
Bristol-Myers Squibb Co.	224,686	15,456,150
Carbylan Therapeutics Inc.[a]	2,288	8,283
Catalent Inc.[a,b]	13,292	332,699
Cempra Inc.[a]	4,669	145,346
Collegium Pharmaceutical Inc.[a,b]	804	22,110
ContraVir Pharmaceuticals Inc.[a,b]	3,676	5,661
Corcept Therapeutics Inc.[a]	9,756	48,585
Corium International Inc.[a]	1,890	15,347

69

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Cumberland Pharmaceuticals Inc.[a]	1,554	$8,174
Cymabay Therapeutics Inc.[a]	2,648	4,475
Depomed Inc.[a]	6,700	121,471
Dermira Inc.[a]	2,379	82,337
Dipexium Pharmaceuticals Inc.[a]	1,017	11,390
DURECT Corp.[a]	14,438	31,908
Egalet Corp.[a]	1,420	15,648
Eli Lilly & Co.	131,450	11,075,977
Endo International PLC[a]	28,052	1,717,343
Endocyte Inc.[a]	4,876	19,553
Evoke Pharma Inc.	754	2,488
Flex Pharma Inc.[a]	1,329	16,546
Heska Corp.[a]	811	31,369
Horizon Pharma PLC[a]	19,565	423,974
Impax Laboratories Inc.[a]	8,951	382,745
Imprimis Pharmaceuticals Inc.[a,b]	753	5,218
Intersect ENT Inc.[a]	2,489	56,003
Intra-Cellular Therapies Inc.[a]	4,012	215,805
Jazz Pharmaceuticals PLC[a]	8,275	1,163,134
Johnson & Johnson	372,630	38,276,554
Juniper Pharmaceuticals Inc.[a]	1,558	16,047
KemPharm Inc.[a]	737	14,637
Lannett Co. Inc.[a,b]	3,764	151,012
Lipocine Inc.[a]	2,156	27,877
Mallinckrodt PLC[a]	15,625	1,166,094
Marinus Pharmaceuticals Inc.[a]	1,794	13,706
Medicines Co. (The)[a,b]	9,385	350,436
Merck & Co. Inc.	376,226	19,872,257
Mylan NVa	55,646	3,008,779
MyoKardia Inc.[a]	762	11,171
Nektar Therapeutics[a,b]	18,035	303,890
Neos Therapeutics Inc.[a]	797	11,413
Ocera Therapeutics Inc.[a]	1,512	4,717
Ocular Therapeutix Inc.[a]	1,127	10,560
Oculus Innovative Sciences Inc.[a]	3,280	3,772
Omeros Corp.[a]	4,809	75,646
Pacira Pharmaceuticals Inc./DEa	4,949	380,034
Pain Therapeutics Inc.[a]	5,170	9,048
Paratek Pharmaceuticals Inc.[a,b]	690	13,089
Pernix Therapeutics Holdings Inc.[a]	5,335	15,738
Perrigo Co. PLC	19,725	2,854,208

Security	Shares	Value

Pfizer Inc.	831,343	$26,835,752
Phibro Animal Health Corp.	2,473	74,511
POZEN Inc.[a]	3,923	26,794
Prestige Brands Holdings Inc.[a]	7,123	366,692
ProPhase Labs Inc.[a]	2,555	3,833
Provectus Biopharmaceuticals Inc.[a]	25,604	9,986
Relypsa Inc.[a,b]	3,870	109,676
Repros Therapeutics Inc.[a]	4,197	5,078
Revance Therapeutics Inc.[a]	2,678	91,480
Sagent Pharmaceuticals Inc.[a]	3,240	51,548
SciClone Pharmaceuticals Inc.[a]	6,767	62,256
SCYNEXIS Inc.[a]	1,826	11,339
Sucampo Pharmaceuticals Inc. Class Aa,b	2,740	47,375
Supernus Pharmaceuticals Inc.[a]	4,637	62,321
Teligent Inc.[a,b]	5,483	48,799
Tetraphase Pharmaceuticals Inc.[a]	4,921	49,358
TherapeuticsMD Inc.[a]	18,427	191,088
Theravance Biopharma Inc.[a]	3,456	56,644
Theravance Inc.[b]	11,055	116,520
Titan Pharmaceuticals Inc.	2,494	11,073
VIVUS Inc.[a,b]	13,300	13,566
XenoPort Inc.[a]	7,943	43,607
Zoetis Inc.	61,717	2,957,479
Zogenix Inc.[a]	2,905	42,820
Zynerba Pharmaceuticals Inc.[a]	426	4,290

		146,701,995
PROFESSIONAL SERVICES — 0.45%
Acacia Research Corp.	7,045	30,223
Advisory Board Co. (The)[a]	5,639	279,751
Barrett Business Services Inc.	976	42,495
CBIZ Inc.[a]	6,737	66,427
CDI Corp.	2,079	14,054
CEB Inc.	4,475	274,720
CRA International Inc.[a]	1,222	22,790
DLH Holdings Corp.[a]	492	2,061
Dun & Bradstreet Corp. (The)	4,880	507,178
Equifax Inc.	15,965	1,778,022
Exponent Inc.	3,484	174,026
Franklin Covey Co.[a]	1,984	33,212
FTI Consulting Inc.[a,b]	5,687	197,111

70

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

General Employment Enterprises Inc.	539	$3,202
GP Strategies Corp.[a]	2,297	57,678
Heidrick & Struggles International Inc.	2,368	64,457
Hill International Inc.[a]	5,671	22,004
Hudson Global Inc.[a]	4,042	11,803
Huron Consulting Group Inc.[a]	3,088	183,427
ICF International Inc.[a]	2,586	91,958
IHS Inc. Class Aa	9,168	1,085,766
Insperity Inc.	2,518	121,242
Kelly Services Inc. Class A	4,059	65,553
Kforce Inc.	3,467	87,646
Korn/Ferry International	6,930	229,937
Lightbridge Corp.[b]	3,583	3,619
ManpowerGroup Inc.	9,931	837,084
Marathon Patent Group Inc.	1,476	2,362
Mastech Holdings Inc.[a]	359	2,624
Mistras Group Inc.[a]	2,207	42,132
Navigant Consulting Inc.[a]	6,472	103,940
Nielsen Holdings PLC	49,053	2,285,870
Odyssey Marine Exploration Inc.[a]	10,755	2,904
On Assignment Inc.[a]	6,423	288,714
Pendrell Corp.[a]	24,323	12,188
RCM Technologies Inc.	1,482	8,151
Resources Connection Inc.	5,032	82,223
Robert Half International Inc.	17,892	843,429
RPX Corp.[a]	7,311	80,421
Towers Watson & Co. Class A	9,363	1,202,771
TransUnion[a]	4,219	116,318
TriNet Group Inc.[a]	5,628	108,902
TrueBlue Inc.[a]	5,685	146,446
Verisk Analytics Inc. Class Aa	21,007	1,615,018
Volt Information Sciences Inc.[a]	1,438	11,705
WageWorks Inc.[a]	4,874	221,133
Willdan Group Inc.[a]	982	8,229

		13,472,926
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.10%
Acadia Realty Trust	9,332	309,356

Security	Shares	Value

AG Mortgage Investment Trust Inc.	3,823	$49,087
Agree Realty Corp.	2,639	89,700
Alexander’s Inc.	513	197,048
Alexandria Real Estate Equities Inc.	9,772	882,998
Altisource Residential Corp.	7,627	94,651
American Assets Trust Inc.[b]	5,339	204,751
American Campus Communities Inc.	15,157	626,590
American Capital Agency Corp.	46,680	809,431
American Capital Mortgage Investment Corp.[b]	6,735	94,021
American Farmland Co.	995	7,005
American Homes 4 Rent Class Ab	21,068	350,993
American Residential Properties Inc.	4,337	81,969
American Tower Corp.	57,050	5,530,997
Annaly Capital Management Inc.	127,655	1,197,404
Anworth Mortgage Asset Corp.	13,728	59,717
Apartment Investment & Management Co. Class A	21,093	844,353
Apollo Commercial Real Estate Finance Inc.[b]	7,767	133,825
Apollo Residential Mortgage Inc.	4,275	51,086
Apple Hospitality REIT Inc.[b]	21,007	419,510
Arbor Realty Trust Inc.	5,732	40,984
Ares Commercial Real Estate Corp.	3,849	44,033
Armada Hoffler Properties Inc.	4,092	42,884
ARMOUR Residential REIT Inc.	5,411	117,743
Ashford Hospitality Prime Inc.	3,442	49,909
Ashford Hospitality Trust Inc.	10,918	68,893
AvalonBay Communities Inc.	18,440	3,395,357
BioMed Realty Trust Inc.	27,254	645,647
Blackstone Mortgage Trust Inc. Class A	12,589	336,882
Bluerock Residential Growth REIT Inc.	2,527	29,945
Boston Properties Inc.	20,687	2,638,420
Brandywine Realty Trust	23,573	322,007
Brixmor Property Group Inc.[b]	22,940	592,311
BRT Realty Trust[a]	1,207	7,652
Camden Property Trust	11,708	898,706
Campus Crest Communities Inc.	8,718	59,282

71

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Capstead Mortgage Corp.	12,978	$113,428
Care Capital Properties Inc.	11,324	346,175
CareTrust REIT Inc.	6,516	71,350
CatchMark Timber Trust Inc. Class A	5,241	59,276
CBL & Associates Properties Inc.	20,508	253,684
Cedar Realty Trust Inc.	10,149	71,855
Chatham Lodging Trust	5,153	105,533
Cherry Hill Mortgage Investment Corp.	865	11,245
Chesapeake Lodging Trust	8,089	203,519
Chimera Investment Corp.	25,433	346,906
CIM Commercial Trust Corp.	2,968	47,102
City Office REIT Inc.	1,791	21,814
Colony Capital Inc.	15,166	295,434
Colony Starwood Homes	5,109	115,668
Columbia Property Trust Inc.	16,781	394,018
Communications Sales & Leasing Inc./CSL Capital LLC[a,b]	16,273	304,142
CorEnergy Infrastructure Trust Inc.	1,611	23,907
CoreSite Realty Corp.	4,136	234,594
Corporate Office Properties Trust	12,780	278,987
Corrections Corp. of America[b]	15,830	419,337
Cousins Properties Inc.	27,577	260,051
Crown Castle International Corp.	44,958	3,886,619
CubeSmart	23,246	711,793
CyrusOne Inc.	8,946	335,028
CYS Investments Inc.	20,990	149,659
DCT Industrial Trust Inc.	11,921	445,488
DDR Corp.	40,995	690,356
DiamondRock Hospitality Co.[b]	27,138	261,882
Digital Realty Trust Inc.	19,692	1,489,109
Douglas Emmett Inc.	18,810	586,496
Duke Realty Corp.	46,549	978,460
DuPont Fabros Technology Inc.	8,840	281,024
Dynex Capital Inc.	6,573	41,739
Easterly Government Properties Inc.	1,827	31,388
EastGroup Properties Inc.	4,348	241,792

Security	Shares	Value

Education Realty Trust Inc.	7,493	$283,835
Ellington Residential Mortgage REIT	880	10,868
Empire State Realty Trust Inc. Class A	15,805	285,596
EPR Properties	8,070	471,691
Equinix Inc.	8,348	2,524,435
Equity Commonwealth[a]	17,005	471,549
Equity Lifestyle Properties Inc.	10,794	719,636
Equity One Inc.	9,985	271,093
Equity Residential	49,070	4,003,621
Essex Property Trust Inc.	8,898	2,130,270
Extra Space Storage Inc.	16,637	1,467,550
Federal Realty Investment Trust[b]	9,360	1,367,496
FelCor Lodging Trust Inc.	17,911	130,750
First Industrial Realty Trust Inc.	14,949	330,821
First Potomac Realty Trust	7,882	89,855
Five Oaks Investment Corp.	1,764	9,631
Four Corners Property Trust Inc.[a]	5,228	126,308
Franklin Street Properties Corp.	12,080	125,028
Gaming and Leisure Properties Inc.	12,392	344,498
General Growth Properties Inc.	78,458	2,134,842
GEO Group Inc. (The)	9,977	288,435
Getty Realty Corp.	3,511	60,214
Gladstone Commercial Corp.	2,974	43,391
Gladstone Land Corp.	813	7,032
Global Net Lease Inc.[b]	22,890	181,976
Government Properties Income Trust	5,487	87,079
Gramercy Property Trust	55,312	427,009
Great Ajax Corp.	1,761	21,343
Hannon Armstrong Sustainable Infrastructure Capital Inc.	4,811	91,024
Hatteras Financial Corp.	13,117	172,489
HCP Inc.	62,655	2,395,927
Healthcare Realty Trust Inc.	13,589	384,840
Healthcare Trust of America Inc. Class A	17,096	461,079
Hersha Hospitality Trust[b]	6,199	134,890
Highwoods Properties Inc.	12,861	560,740

72

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Hospitality Properties Trust	20,262	$529,851
Host Hotels & Resorts Inc.	101,294	1,553,850
Hudson Pacific Properties Inc.	9,867	277,657
Independence Realty Trust Inc.	4,217	31,670
InfraREIT Inc.[a]	3,166	58,571
Inland Real Estate Corp.[b]	12,288	130,499
Invesco Mortgage Capital Inc.	16,161	200,235
Investors Real Estate Trust	17,059	118,560
Iron Mountain Inc.	25,921	700,126
iStar Inc.[a]	11,412	133,863
JAVELIN Mortgage Investment Corp.	1,797	11,267
Jernigan Capital Inc.	864	12,917
Kilroy Realty Corp.	12,424	786,191
Kimco Realty Corp.	55,699	1,473,796
Kite Realty Group Trust	11,267	292,153
Ladder Capital Corp.	6,029	74,880
Lamar Advertising Co. Class A	11,056	663,139
LaSalle Hotel Properties[b]	15,252	383,740
Lexington Realty Trust[b]	28,657	229,256
Liberty Property Trust	19,933	618,920
LTC Properties Inc.	4,825	208,151
Macerich Co. (The)	18,133	1,463,152
Mack-Cali Realty Corp.	12,075	281,951
Medical Properties Trust Inc.[b]	32,122	369,724
MFA Financial Inc.	50,012	330,079
Mid-America Apartment Communities Inc.	10,164	922,993
Monmouth Real Estate Investment Corp.	8,199	85,762
Monogram Residential Trust Inc.	22,533	219,922
National Health Investors Inc.	4,616	280,976
National Retail Properties Inc.[b]	18,367	735,598
National Storage Affiliates Trust	3,099	53,086
New Residential Investment Corp.	31,013	377,118
New Senior Investment Group Inc.	11,757	115,924
New York Mortgage Trust Inc.	14,935	79,604
New York REIT Inc.	21,966	252,609
Newcastle Investment Corp.	9,242	37,707
NexPoint Residential Trust Inc.	2,965	38,812
NorthStar Realty Europe Corp.	8,582	101,353

Security	Shares	Value

NorthStar Realty Finance Corp.	25,497	$434,214
Omega Healthcare Investors Inc.[b]	22,200	776,556
One Liberty Properties Inc.	1,942	41,675
Orchid Island Capital Inc.[b]	2,935	29,145
Outfront Media Inc.	18,510	404,073
Owens Realty Mortgage Inc.[b]	1,292	17,352
Paramount Group Inc.[b]	22,541	407,992
Parkway Properties Inc./Md	11,040	172,555
Pebblebrook Hotel Trust[b]	9,708	272,018
Pennsylvania REIT[b]	9,372	204,966
Physicians Realty Trust	11,723	197,650
Piedmont Office Realty Trust Inc. Class A	19,582	369,708
Plum Creek Timber Co. Inc.	23,405	1,116,887
Post Properties Inc.	7,303	432,045
Potlatch Corp.[b]	5,515	166,774
Preferred Apartment Communities Inc.	3,109	40,666
Prologis Inc.	70,639	3,031,826
PS Business Parks Inc.	2,631	230,028
Public Storage	19,825	4,910,652
QTS Realty Trust Inc. Class A	5,185	233,895
RAIT Financial Trust	10,683	28,844
Ramco-Gershenson Properties Trust	10,727	178,175
Rayonier Inc.[b]	16,713	371,029
Realty Income Corp.[b]	33,638	1,736,730
Redwood Trust Inc.	11,381	150,229
Regency Centers Corp.	12,698	864,988
Resource Capital Corp.	4,513	57,586
Retail Opportunity Investments Corp.	13,457	240,880
Retail Properties of America Inc. Class A	31,923	471,503
Rexford Industrial Realty Inc.	7,556	123,616
RLJ Lodging Trust	16,909	365,742
Rouse Properties Inc.	5,075	73,892
Ryman Hospitality Properties Inc.	6,925	357,607
Sabra Health Care REIT Inc.	8,827	178,570
Saul Centers Inc.	1,558	79,879
Select Income REIT	8,415	166,785
Senior Housing Properties Trust	32,054	475,681

73

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Seritage Growth Properties[a,b]	1,912	$76,901
Silver Bay Realty Trust Corp.	4,859	76,092
Simon Property Group Inc.	41,671	8,102,509
SL Green Realty Corp.	13,436	1,517,999
Sotherly Hotels Inc.	1,682	10,361
Sovran Self Storage Inc.	4,884	524,102
Spirit Realty Capital Inc.	59,505	596,240
STAG Industrial Inc.	9,155	168,910
Starwood Property Trust Inc.	32,033	658,598
STORE Capital Corp.	9,145	212,164
Summit Hotel Properties Inc.	11,766	140,604
Sun Communities Inc.	7,791	533,917
Sunstone Hotel Investors Inc.	28,160	351,718
Tanger Factory Outlet Centers Inc.	12,791	418,266
Taubman Centers Inc.	8,129	623,657
Terreno Realty Corp.	5,878	132,960
Tier REIT Inc.[b]	6,382	94,135
Two Harbors Investment Corp.	49,126	397,921
UDR Inc.	35,312	1,326,672
UMH Properties Inc.	3,305	33,447
United Development Funding IVb	4,213	46,343
Universal Health Realty Income Trust	338	16,903
Urban Edge Properties	12,487	292,820
Urstadt Biddle Properties Inc. Class A	2,794	53,757
Ventas Inc.	44,860	2,531,450
VEREIT Inc.	121,907	965,503
Vornado Realty Trust	23,874	2,386,445
Washington REIT	9,168	248,086
Weingarten Realty Investors	15,387	532,082
Welltower Inc.	47,677	3,243,466
Western Asset Mortgage Capital Corp.[b]	5,744	58,704
Weyerhaeuser Co.	68,781	2,062,054
Wheeler Real Estate Investment Trust Inc.	2,494	4,813
Whitestone REIT	3,734	44,845
WP Carey Inc.	13,077	771,543
WP GLIMCHER Inc.	25,050	265,781
Xenia Hotels & Resorts Inc.	15,107	231,590
ZAIS Financial Corp.	1,082	16,317

		121,468,596

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.18%
Alexander & Baldwin Inc.	6,215	$219,452
Altisource Portfolio Solutions SAa	1,501	41,743
American Realty Investors Inc.[a]	504	2,777
AV Homes Inc.[a]	1,469	18,818
CBRE Group Inc. Class Aa	39,180	1,354,844
CKX Lands Inc.	179	1,788
Consolidated-Tomoka Land Co.	819	43,169
Farmland Partners Inc.	1,619	17,760
Forest City Enterprises Inc. Class Aa	28,859	632,878
Forest City Enterprises Inc. Class Ba	385	8,420
Forestar Group Inc.[a,b]	4,613	50,466
FRP Holdings Inc.[a]	825	28,000
Griffin Industrial Realty Inc.	367	9,575
Howard Hughes Corp. (The)[a]	4,816	544,979
InterGroup Corp. (The)[a]	107	2,729
Jones Lang LaSalle Inc.	6,077	971,469
JW Mays Inc.[a]	96	5,568
Kennedy-Wilson Holdings Inc.	12,534	301,819
Marcus & Millichap Inc.[a]	1,800	52,452
Maui Land & Pineapple Co. Inc.[a]	860	4,696
RE/MAX Holdings Inc. Class A	2,304	85,939
Realogy Holdings Corp.[a]	19,771	725,003
RMR Group Inc. (The)[b]	929	13,387
Stratus Properties Inc.[a]	823	17,123
Tejon Ranch Co.[a,b]	2,029	38,855
Transcontinental Realty Investors Inc.[a]	218	2,245

		5,195,954
ROAD & RAIL — 0.75%
AMERCO	814	317,053
ArcBest Corp.	3,335	71,336
Avis Budget Group Inc.[a]	13,957	506,500
Celadon Group Inc.	3,886	38,433
Covenant Transportation Group Inc. Class Aa	1,634	30,866
CSX Corp.	131,342	3,408,325
Genesee & Wyoming Inc. Class Aa	7,683	412,500
Heartland Express Inc.	8,194	139,462

74

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Hertz Global Holdings Inc.[a]	52,688	$749,750
JB Hunt Transport Services Inc.	12,206	895,432
Kansas City Southern	14,712	1,098,545
Knight Transportation Inc.	8,331	201,860
Landstar System Inc.	5,833	342,106
Marten Transport Ltd.	3,232	57,206
Norfolk Southern Corp.	40,221	3,402,294
Old Dominion Freight Line Inc.[a]	9,363	553,072
PAM Transportation Services Inc.[a]	398	10,981
Patriot Transportation Holding Inc.[a]	406	9,419
Providence and Worcester Railroad Co.	456	6,311
Roadrunner Transportation Systems Inc.[a]	4,171	39,333
Ryder System Inc.	7,212	409,858
Saia Inc.[a]	3,407	75,806
Swift Transportation Co.[a]	12,452	172,087
Union Pacific Corp.	115,037	8,995,893
Universal Truckload Services Inc.	1,074	15,079
USA Truck Inc.[a]	1,145	19,980
Werner Enterprises Inc.	6,032	141,089
YRC Worldwide Inc.[a]	4,468	63,356

		22,183,932
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.43%
Adesto Technologies Corp.[a]	827	6,376
Advanced Energy Industries Inc.[a,b]	5,563	157,044
Advanced Micro Devices Inc.[a,b]	86,624	248,611
Aehr Test Systems[a]	1,932	3,632
Alpha & Omega Semiconductor Ltd.[a]	2,481	22,800
Amkor Technology Inc.[a]	13,289	80,797
Amtech Systems Inc.[a]	1,420	8,889
ANADIGICS Inc.[a,b]	14,316	9,127
Analog Devices Inc.	42,046	2,325,985
Applied Materials Inc.	154,808	2,890,265
Applied Micro Circuits Corp.[a]	11,139	70,955
Atmel Corp.	56,727	488,420
Avago Technologies Ltd.[b]	35,315	5,125,972
Axcelis Technologies Inc.[a]	15,563	40,308
AXT Inc.[a]	4,869	12,075
Broadcom Corp. Class A	75,565	4,369,168

Security	Shares	Value

Brooks Automation Inc.	9,158	$97,807
Cabot Microelectronics Corp.[a]	3,264	142,898
Cascade Microtech Inc.[a]	1,867	30,339
Cavium Inc.[a,b]	7,528	494,665
CEVA Inc.[a]	2,793	65,245
Cirrus Logic Inc.[a,b]	8,607	254,165
Cohu Inc.	3,414	41,207
Cree Inc.[a,b]	13,919	371,220
CVD Equipment Corp.[a]	803	8,094
Cyberoptics Corp.[a]	900	6,885
Cypress Semiconductor Corp.	45,072	442,156
Diodes Inc.[a]	5,279	121,311
DSP Group Inc.[a]	2,938	27,735
Entegris Inc.[a]	19,003	252,170
Exar Corp.[a]	6,668	40,875
Fairchild Semiconductor International Inc.[a]	15,325	317,381
First Solar Inc.[a]	10,210	673,758
FormFactor Inc.[a]	7,958	71,622
GigOptix Inc.[a]	5,201	15,811
GSI Technology Inc.[a]	2,657	9,884
Inphi Corp.[a]	4,802	129,750
Integrated Device Technology Inc.[a]	19,799	521,704
Intel Corp.	635,537	21,894,250
Intermolecular Inc.[a]	3,482	8,078
Intersil Corp. Class A	17,928	228,761
inTEST Corp.[a]	1,057	4,471
IXYS Corp.	3,341	42,197
KLA-Tencor Corp.	21,018	1,457,598
Kopin Corp.[a]	8,464	23,022
Kulicke & Soffa Industries Inc.[a]	9,585	111,857
Lam Research Corp.	21,340	1,694,823
Lattice Semiconductor Corp.[a]	16,064	103,934
Linear Technology Corp.	32,226	1,368,638
M/A-COM Technology Solutions Holdings Inc.[a]	2,671	109,217
Marvell Technology Group Ltd.	63,509	560,149
Mattson Technology Inc.[a]	10,122	35,731
Maxim Integrated Products Inc.	38,273	1,454,374
MaxLinear Inc. Class Aa	7,085	104,362
Microchip Technology Inc.	27,379	1,274,219

75

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Micron Technology Inc.[a]	146,290	$2,071,466
Microsemi Corp.[a]	12,912	420,802
MKS Instruments Inc.	7,199	259,164
Monolithic Power Systems Inc.	4,916	313,198
MoSys Inc.[a]	8,284	9,030
Nanometrics Inc.[a]	3,273	49,553
NeoPhotonics Corp.[a,b]	3,835	41,648
NVE Corp.	652	36,629
NVIDIA Corp.	68,864	2,269,758
OmniVision Technologies Inc.[a]	7,855	227,952
ON Semiconductor Corp.[a]	55,527	544,165
PDF Solutions Inc.[a]	3,600	39,024
Photronics Inc.[a]	9,076	112,996
Pixelworks Inc.[a]	3,378	8,040
PMC-Sierra Inc.[a]	26,846	311,951
Power Integrations Inc.	3,851	187,274
Qorvo Inc.[a]	19,056	969,950
QuickLogic Corp.[a]	8,641	9,764
Rambus Inc.[a,b]	15,786	182,960
Rubicon Technology Inc.[a]	3,208	3,657
Rudolph Technologies Inc.[a]	4,233	60,193
Semtech Corp.[a]	8,799	166,477
Sevcon Inc.[a]	502	5,261
Sigma Designs Inc.[a]	5,022	31,739
Silicon Laboratories Inc.[a]	5,227	253,719
Skyworks Solutions Inc.	25,753	1,978,603
Solar3D Inc.[a]	1,985	7,345
SolarEdge Technologies Inc.[a]	945	26,621
SunEdison Inc.[a,b]	42,812	217,913
SunEdison Semiconductor Ltd.[a]	5,648	44,280
SunPower Corp.[a,b]	7,358	220,814
Synaptics Inc.[a]	4,896	393,345
Teradyne Inc.	27,724	573,055
Tessera Technologies Inc.	6,497	194,975
Texas Instruments Inc.	136,631	7,488,745
Ultra Clean Holdings Inc.[a]	4,575	23,424
Ultratech Inc.[a]	3,620	71,748
Veeco Instruments Inc.[a]	5,550	114,108
Xcerra Corp.[a]	7,460	45,133
Xilinx Inc.	34,627	1,626,430

		72,085,696
SOFTWARE — 4.41%
A10 Networks Inc.[a]	5,372	35,240
ACI Worldwide Inc.[a]	15,974	341,844

Security	Shares	Value

Activision Blizzard Inc.	67,967	$2,631,003
Adobe Systems Inc.[a]	67,183	6,311,171
American Software Inc./GA Class A	3,624	36,892
ANSYS Inc.[a]	11,999	1,109,907
Aspen Technology Inc.[a]	11,212	423,365
Asure Software Inc.[a]	1,040	4,690
Autodesk Inc.[a]	30,483	1,857,329
Aware Inc.[a]	2,557	8,336
Barracuda Networks Inc.[a]	3,086	57,646
Blackbaud Inc.	6,225	409,978
Bottomline Technologies de Inc.[a]	5,167	153,615
BroadSoft Inc.[a]	3,954	139,813
Bsquare Corp.[a]	1,485	9,044
CA Inc.	41,991	1,199,263
Cadence Design Systems Inc.[a]	40,117	834,835
Callidus Software Inc.[a]	7,613	141,373
CDK Global Inc.	21,497	1,020,463
Citrix Systems Inc.[a]	20,725	1,567,846
CommVault Systems Inc.[a]	5,698	224,216
Covisint Corp.[a]	5,329	13,323
Datawatch Corp.[a]	1,382	8,264
Digimarc Corp.[a]	1,237	45,163
Digital Turbine Inc.[a]	7,221	9,604
Document Security Systems Inc.	13,141	2,234
Ebix Inc.	3,574	117,191
Electronic Arts Inc.[a]	41,876	2,877,719
Ellie Mae Inc.[a]	4,027	242,546
EnerNOC Inc.[a]	3,957	15,234
Epiq Systems Inc.	4,425	57,835
Evolving Systems Inc.	1,365	7,508
Exa Corp.[a]	1,489	17,287
Fair Isaac Corp.	4,201	395,650
FalconStor Software Inc.[a]	5,363	10,082
FireEye Inc.[a,b]	19,225	398,726
Fortinet Inc.[a]	19,754	615,732
Gigamon Inc.[a]	3,711	98,601
GlobalSCAPE Inc.	2,136	8,459
Glu Mobile Inc.[a]	15,728	38,219
GSE Systems Inc.[a]	1,691	4,058
Guidance Software Inc.[a]	2,594	15,616
Guidewire Software Inc.[a]	9,615	578,438
HubSpot Inc.[a]	1,350	76,019

76

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Imperva Inc.[a]	3,641	$230,512
Infoblox Inc.[a]	7,466	137,300
Interactive Intelligence Group Inc.[a]	2,357	74,057
Intuit Inc.	35,568	3,432,312
Jive Software Inc.[a]	6,232	25,427
Majesco	734	4,404
Majesco Entertainment Co.	1,218	1,267
Mam Software Group Inc.	1,434	10,095
Manhattan Associates Inc.[a]	9,851	651,841
Mentor Graphics Corp.	13,498	248,633
Microsoft Corp.	1,075,736	59,681,833
MicroStrategy Inc. Class Aa	1,264	226,623
Mitek Systems Inc.[a]	4,035	16,584
MobileIron Inc.[a]	5,396	19,480
Model N Inc.[a]	2,951	32,933
Monotype Imaging Holdings Inc.	5,415	128,011
NetSol Technologies Inc.[a]	1,278	9,917
NetSuite Inc.[a,b]	5,043	426,739
Nuance Communications Inc.[a]	33,382	663,968
Oracle Corp.	431,181	15,751,042
Park City Group Inc.[a,b]	1,915	22,808
Paycom Software Inc.[a,b]	4,966	186,871
Paylocity Holding Corp.[a]	2,732	110,783
Pegasystems Inc.	4,839	133,072
Progress Software Corp.[a]	6,813	163,512
Proofpoint Inc.[a,b]	5,441	353,719
PROS Holdings Inc.[a]	3,353	77,253
PTC Inc.[a]	15,454	535,172
QAD Inc.	244	4,499
QAD Inc. Class A	1,268	26,019
Qlik Technologies Inc.[a,b]	12,520	396,383
Qualys Inc.[a]	3,220	106,550
Rapid7 Inc.[a]	1,027	15,539
RealPage Inc.[a]	7,013	157,442
Red Hat Inc.[a,b]	24,636	2,040,107
RingCentral Inc. Class Aa	7,641	180,175
Rosetta Stone Inc.[a]	2,351	15,728
Rovi Corp.[a]	11,232	187,125
Rubicon Project Inc. (The)[a]	2,948	48,495

Security	Shares	Value

salesforce.com inc.[a]	84,073	$6,591,323
SeaChange International Inc.[a]	4,691	31,617
ServiceNow Inc.[a]	20,102	1,740,029
Silver Spring Networks Inc.[a]	5,028	72,453
SITO Mobile Ltd.[b]	2,373	4,936
Smith Micro Software Inc.[a]	7,056	5,144
SolarWinds Inc.[a]	8,425	496,232
Solera Holdings Inc.	9,073	497,473
Sonic Foundry Inc.[a]	485	2,546
Splunk Inc.[a]	17,306	1,017,766
SS&C Technologies Holdings Inc.	10,826	739,091
Symantec Corp.	91,020	1,911,420
Synchronoss Technologies Inc.[a]	5,374	189,326
Synopsys Inc.[a]	21,026	958,996
Tableau Software Inc. Class Aa	7,081	667,172
Take-Two Interactive Software Inc.[a]	11,428	398,152
Tangoe Inc.[a,b]	5,154	43,242
TeleCommunication Systems Inc. Class Aa	6,444	32,027
Telenav Inc.[a]	3,848	21,895
TiVo Inc.[a]	13,311	114,874
TubeMogul Inc.[a]	2,159	29,362
Tyler Technologies Inc.[a]	4,380	763,522
Ultimate Software Group Inc. (The)[a,b]	3,864	755,451
Upland Software Inc.[a]	526	3,708
Varonis Systems Inc.[a]	2,042	38,390
VASCO Data Security International Inc.[a,b]	4,057	67,874
Verint Systems Inc.[a]	8,388	340,217
VirnetX Holding Corp.[a,b]	6,644	17,075
VMware Inc. Class Aa	10,437	590,421
Voltari Corp.[a,b]	770	3,850
Vringo Inc.[a]	1,899	4,691
Wave Systems Corp.	819	1,138
Workday Inc. Class Aa,b	14,929	1,189,543
Workiva Inc.[a]	2,728	47,931
Xura Inc.[a]	3,368	82,785
Zendesk Inc.[a]	7,405	195,788
Zix Corp.[a]	7,469	37,943
Zynga Inc. Class Aa	107,940	289,279

		130,700,289

77

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

SPECIALTY RETAIL — 2.59%
Aaron’s Inc.	8,758	$196,092
Abercrombie & Fitch Co. Class A	9,084	245,268
Advance Auto Parts Inc.	9,865	1,484,781
Aeropostale Inc.[a]	10,714	3,000
America’s Car-Mart Inc./TXa	1,186	31,654
American Eagle Outfitters Inc.	24,187	374,899
Asbury Automotive Group Inc.[a]	3,428	231,184
Ascena Retail Group Inc.[a,b]	23,339	229,889
AutoNation Inc.[a]	10,296	614,259
AutoZone Inc.[a]	4,103	3,044,057
Barnes & Noble Education Inc.[a]	5,356	53,292
Barnes & Noble Inc.	8,389	73,068
bebe stores inc.	6,137	3,467
Bed Bath & Beyond Inc.[a]	22,494	1,085,336
Best Buy Co. Inc.	40,192	1,223,846
Big 5 Sporting Goods Corp.	2,525	25,225
Boot Barn Holdings Inc.[a]	1,943	23,879
Buckle Inc. (The)[b]	3,827	117,795
Build-A-Bear Workshop Inc.[a]	2,026	24,798
Burlington Stores Inc.[a]	10,219	438,395
Cabela’s Inc.[a,b]	6,647	310,614
Caleres Inc.	5,924	158,882
CarMax Inc.[a]	27,312	1,474,029
Cato Corp. (The) Class A	3,550	130,711
Chico’s FAS Inc.	18,876	201,407
Children’s Place Inc. (The)	2,753	151,966
Christopher & Banks Corp.[a]	5,017	8,278
Citi Trends Inc.	2,089	44,391
Conn’s Inc.[a,b]	3,386	79,469
Container Store Group Inc. (The)[a]	2,434	19,959
CST Brands Inc.	10,211	399,659
Destination Maternity Corp.	1,997	17,414
Destination XL Group Inc.[a]	6,128	33,827
Dick’s Sporting Goods Inc.	12,161	429,891
DSW Inc. Class A	9,698	231,394
Express Inc.[a]	9,738	168,273
Finish Line Inc. (The) Class A	6,089	110,089
Five Below Inc.[a]	7,381	236,930

Security	Shares	Value

Foot Locker Inc.	18,502	$1,204,295
Francesca’s Holdings Corp.[a]	5,648	98,332
GameStop Corp. Class Ab	14,241	399,318
Gap Inc. (The)[b]	30,890	762,983
Genesco Inc.[a]	2,998	170,376
GNC Holdings Inc. Class A	11,115	344,787
Group 1 Automotive Inc.	3,048	230,734
Guess? Inc.[b]	8,634	163,010
Haverty Furniture Companies Inc.	2,751	58,981
hhgregg Inc.[a]	1,887	6,906
Hibbett Sports Inc.[a]	3,105	93,895
Home Depot Inc. (The)	170,750	22,581,688
Kirkland’s Inc.	2,129	30,871
L Brands Inc.	34,315	3,288,063
Lithia Motors Inc. Class A	3,201	341,451
Lowe’s Companies Inc.	123,252	9,372,082
Lumber Liquidators Holdings Inc.[a,b]	3,712	64,440
MarineMax Inc.[a]	3,457	63,678
Mattress Firm Holding Corp.[a,b]	2,744	122,465
Men’s Wearhouse Inc. (The)	6,583	96,638
Michaels Companies Inc. (The)[a]	10,078	222,825
Monro Muffler Brake Inc.[b]	4,326	286,468
Murphy USA Inc.[a]	5,290	321,315
New York & Co. Inc.[a]	4,680	10,717
O’Reilly Automotive Inc.[a]	13,290	3,367,952
Office Depot Inc.[a]	66,704	376,211
Outerwall Inc.[b]	2,358	86,161
Pacific Sunwear of California Inc.[a]	4,709	1,133
Party City Holdco Inc.[a]	3,052	39,401
Penske Automotive Group Inc.	5,697	241,211
Pep Boys-Manny Moe & Jack (The)[a]	7,313	134,632
Perfumania Holdings Inc.[a]	1,102	2,656
Pier 1 Imports Inc.	11,662	59,360
Rent-A-Center Inc./TX	7,215	108,009
Restoration Hardware Holdings Inc.[a,b]	5,032	399,792
Ross Stores Inc.	54,558	2,935,766
Sally Beauty Holdings Inc.[a]	20,473	570,992
Sears Hometown and Outlet Stores Inc.[a]	1,627	13,016
Select Comfort Corp.[a]	6,867	147,022

78

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Shoe Carnival Inc.	1,982	$45,982
Signet Jewelers Ltd.	10,722	1,326,204
Sonic Automotive Inc. Class A	4,356	99,143
Sportsman’s Warehouse Holdings Inc.[a]	3,208	41,383
Stage Stores Inc.[b]	4,344	39,574
Staples Inc.	86,792	821,920
Stein Mart Inc.	4,125	27,761
Systemax Inc.[a]	1,435	12,341
Tandy Leather Factory Inc.[a,b]	921	6,760
Tiffany & Co.	15,041	1,147,478
Tile Shop Holdings Inc.[a]	3,877	63,583
Tilly’s Inc. Class Aa	1,517	10,058
TJX Companies Inc. (The)	90,179	6,394,593
Tractor Supply Co.	18,100	1,547,550
Trans World Entertainment Corp.[a]	1,503	5,381
Ulta Salon Cosmetics & Fragrance Inc.[a]	8,596	1,590,260
Urban Outfitters Inc.[a,b]	11,735	266,971
Vitamin Shoppe Inc.[a,b]	3,953	129,263
West Marine Inc.[a]	2,266	19,238
Williams-Sonoma Inc.	11,265	657,989
Winmark Corp.	258	23,997
Zumiez Inc.[a,b]	2,708	40,945

		76,869,373
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.40%
3D Systems Corp.[a,b]	14,450	125,571
Apple Inc.	750,832	79,032,576
Astro-Med Inc.	727	10,505
Avid Technology Inc.[a]	4,205	30,655
Concurrent Computer Corp.	1,155	5,717
CPI Card Group Inc.[a]	2,049	21,842
Cray Inc.[a]	5,468	177,437
Crossroads Systems Inc.[b]	2,280	2,440
Diebold Inc.	8,790	264,491
Eastman Kodak Co.[a]	5,236	65,659
Electronics For Imaging Inc.[a]	6,447	301,333
EMC Corp./MA	261,146	6,706,229
Hewlett Packard Enterprise Co.	242,240	3,682,048
HP Inc.	243,363	2,881,418

Security	Shares	Value

Hutchinson Technology Inc.[a]	4,512	$16,198
Immersion Corp.[a]	3,909	45,579
Intevac Inc.[a]	2,983	14,050
ITUS Corp.	1,038	3,124
Lexmark International Inc. Class A	8,358	271,217
NCR Corp.[a]	21,364	522,563
NetApp Inc.	39,412	1,045,600
Nimble Storage Inc.[a]	7,074	65,081
Pure Storage Inc. Class Aa,b	3,360	52,315
Quantum Corp.[a]	35,514	33,028
SanDisk Corp.	27,038	2,054,618
Seagate Technology PLC	40,301	1,477,435
Silicon Graphics International Corp.[a]	4,997	29,482
Super Micro Computer Inc.[a,b]	4,976	121,962
TransAct Technologies Inc.	1,127	9,670
USA Technologies Inc.[a]	4,835	14,892
Violin Memory Inc.[a]	12,921	11,630
Western Digital Corp.	31,224	1,875,001
Xplore Technologies Corp.[a]	1,401	7,173

		100,978,539
TEXTILES, APPAREL & LUXURY GOODS — 0.88%
Carter’s Inc.	7,014	624,456
Charles & Colvard Ltd.[a]	3,652	4,090
Cherokee Inc.[a]	1,175	20,269
Coach Inc.	37,410	1,224,429
Columbia Sportswear Co.	3,905	190,408
Crocs Inc.[a]	10,026	102,666
Crown Crafts Inc.	1,294	10,986
Culp Inc.	1,306	33,264
Deckers Outdoor Corp.[a,b]	4,374	206,453
Delta Apparel Inc.[a]	946	13,282
Forward Industries Inc.[a]	1,630	2,380
Fossil Group Inc.[a,b]	5,598	204,663
G-III Apparel Group Ltd.[a]	5,416	239,712
Hanesbrands Inc.	52,807	1,554,110
Iconix Brand Group Inc.[a,b]	6,664	45,515
Joe’s Jeans Inc.[a]	7,152	1,179
Kate Spade & Co.[a]	17,259	306,692
Lakeland Industries Inc.[a]	871	10,400
lululemon athletica Inc.[a]	14,943	784,059

79

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Michael Kors Holdings Ltd.[a]	24,814	$994,049
Movado Group Inc.	2,252	57,899
NIKE Inc. Class B	182,860	11,428,750
Oxford Industries Inc.	1,982	126,491
Perry Ellis International Inc.[a]	1,611	29,675
PVH Corp.	11,127	819,504
Ralph Lauren Corp.	7,926	883,590
Rocky Brands Inc.	1,045	12,080
Sequential Brands Group Inc.[a]	4,107	32,486
Skechers U.S.A. Inc. Class Aa	17,534	529,702
Steven Madden Ltd.[a,b]	7,620	230,276
Superior Uniform Group Inc.	1,104	18,746
Tumi Holdings Inc.[a]	7,651	127,236
Under Armour Inc. Class Aa	24,269	1,956,324
Unifi Inc.[a]	2,030	57,145
Vera Bradley Inc.[a,b]	2,828	44,569
VF Corp.	45,947	2,860,201
Vince Holding Corp.[a]	2,446	11,203
Wolverine World Wide Inc.	13,922	232,637

		26,031,576
THRIFTS & MORTGAGE FINANCE — 0.21%
Anchor BanCorp. Wisconsin Inc.[a,b]	1,001	43,563
ASB Bancorp. Inc.[a]	542	13,935
Astoria Financial Corp.	12,281	194,654
Atlantic Coast Financial Corp.[a]	1,879	11,011
Bank Mutual Corp.	5,733	44,717
BankFinancial Corp.	2,522	31,853
BBX Capital Corp.[a]	494	7,731
Bear State Financial Inc.[a]	1,756	19,017
Beneficial Bancorp. Inc.[a]	11,251	149,863
BofI Holding Inc.[a,b]	7,762	163,390
BSB Bancorp. Inc./MAa	1,168	27,319
Cape Bancorp. Inc.	1,402	17,427
Capitol Federal Financial Inc.	16,980	213,269
Central Federal Corp.[a]	2,642	3,487
Charter Financial Corp./MD	2,046	27,028
Cheviot Financial Corp.	784	12,019
Chicopee Bancorp. Inc.	605	10,491
Citizens Community Bancorp. Inc./WI	524	4,947
Clifton Bancorp. Inc.	3,147	45,128

Security	Shares	Value

Dime Community Bancshares Inc.	4,186	$73,213
Elmira Savings Bank	362	7,063
Entegra Financial Corp.[a]	938	17,878
Equitable Financial Corp.	472	4,158
ESSA Bancorp. Inc.	1,245	17,032
Essent Group Ltd.[a]	8,853	193,792
EverBank Financial Corp.	10,762	171,977
Federal Agricultural Mortgage Corp. Class C	1,295	40,883
First Capital Inc.	352	9,141
First Clover Leaf Financial Corp.	907	8,435
First Defiance Financial Corp.	1,265	47,792
First Financial Northwest Inc.	1,328	18,539
Flagstar Bancorp. Inc.[a]	2,730	63,090
Fox Chase Bancorp. Inc.	1,340	27,189
FS Bancorp. Inc.	351	9,049
Georgetown Bancorp. Inc.	195	3,672
Greene County Bancorp. Inc.	239	7,646
Guaranty Federal Bancshares Inc.	550	8,382
Hamilton Bancorp. Inc./MD	515	7,344
HF Financial Corp.	757	14,300
Hingham Institution for Savings	180	21,564
HMN Financial Inc.[a]	573	6,664
Home Bancorp. Inc.	757	19,667
Home Federal Bancorp. Inc./LA	253	5,601
HomeStreet Inc.[a]	2,787	60,506
HopFed Bancorp. Inc.	815	9,772
IF Bancorp. Inc.	422	7,807
IMPAC Mortgage Holdings Inc.[a,b]	1,069	19,242
Jacksonville Bancorp. Inc./IL	232	6,097
Kearny Financial Corp./MD	2,518	31,903
Kentucky First Federal Bancorp.	569	5,314
Lake Shore Bancorp. Inc.	377	5,089
Lake Sunapee Bank Group	1,126	15,798
Laporte Bancorp. Inc.	702	10,670
LendingTree Inc.[a,b]	975	87,048
Magyar Bancorp. Inc.[a]	439	4,394
Malvern Bancorp. Inc.[a]	850	14,926
Meridian Bancorp. Inc.	6,748	95,147
Meta Financial Group Inc.	887	40,740

80

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

MGIC Investment Corp.[a]	45,837	$404,741
MSB Financial Corp./MDa	375	4,714
Nationstar Mortgage Holdings Inc.[a]	5,315	71,062
Naugatuck Valley Financial Corp.[a]	942	10,315
New York Community Bancorp. Inc.	65,369	1,066,822
NMI Holdings Inc. Class Aa	7,034	47,620
Northfield Bancorp. Inc.	6,206	98,799
Northwest Bancshares Inc.[b]	13,790	184,648
Ocean Shore Holding Co.	739	12,674
OceanFirst Financial Corp.	1,898	38,017
Oconee Federal Financial Corp.	186	3,718
Ocwen Financial Corp.[a]	14,346	99,992
Oritani Financial Corp.	5,115	84,397
Pathfinder Bancorp. Inc.	438	5,646
PHH Corp.[a]	6,676	108,151
Poage Bankshares Inc.	386	6,601
Provident Bancorp. Inc.[a]	1,358	17,898
Provident Financial Holdings Inc.	902	17,039
Provident Financial Services Inc.	7,975	160,696
Prudential Bancorp. Inc.	1,105	16,752
PSB Holdings Inc./CT	310	3,165
Pulaski Financial Corp.	1,289	20,572
Radian Group Inc.	27,839	372,764
River Valley Bancorp./IN	292	10,354
Riverview Bancorp. Inc.	3,126	14,661
Security National Financial Corp. Class Aa	1,574	10,310
Severn Bancorp. Inc.	1,165	6,722
SI Financial Group Inc.	1,508	20,584
Southern Missouri Bancorp. Inc.	747	17,853
Stonegate Mortgage Corp.[a]	3,317	18,078
Territorial Bancorp. Inc.	1,128	31,291
TFS Financial Corp.	9,033	170,091
Timberland Bancorp. Inc./WA	911	11,305
TrustCo Bank Corp. NY	12,978	79,685
United Community Bancorp.	536	8,008
United Community Financial Corp./OH	6,601	38,946
United Financial Bancorp. Inc.	6,762	87,095
Walker & Dunlop Inc.[a]	3,648	105,099
Walter Investment Management Corp.[a,b]	5,173	73,560
Washington Federal Inc.	12,578	299,734

Security	Shares	Value

Waterstone Financial Inc.	3,567	$50,295
Wayne Savings Bancshares Inc.	407	5,482
Westfield Financial Inc.	2,119	17,800
Wolverine Bancorp. Inc.	283	7,539
WSFS Financial Corp.	3,774	122,127
WVS Financial Corp.	180	2,214

		6,325,009
TOBACCO — 1.33%
22nd Century Group Inc.[a]	7,421	10,389
Alliance One International Inc.[a]	1,217	13,959
Altria Group Inc.	264,059	15,370,874
Philip Morris International Inc.	208,659	18,343,213
Reynolds American Inc.	111,650	5,152,648
Universal Corp./VA	3,081	172,782
Vector Group Ltd.	11,932	281,476

		39,345,341
TRADING COMPANIES & DISTRIBUTORS — 0.28%
AeroCentury Corp.[a]	249	3,155
Air Lease Corp.	12,712	425,598
Aircastle Ltd.	8,467	176,876
Applied Industrial Technologies Inc.	5,320	215,407
Beacon Roofing Supply Inc.[a]	6,772	278,871
BlueLinx Holdings Inc.[a]	4,938	2,617
BMC Stock Holdings Inc.[a]	2,369	39,681
CAI International Inc.[a]	2,341	23,597
DXP Enterprises Inc.[a]	1,755	40,014
Empire Resources Inc.	588	2,181
EnviroStar Inc.	808	3,353
Fastenal Co.[b]	39,040	1,593,613
GATX Corp.	5,733	243,939
General Finance Corp.[a]	1,824	7,278
H&E Equipment Services Inc.	4,248	74,255
HD Supply Holdings Inc.[a]	24,656	740,420
Houston Wire & Cable Co.	2,488	13,137
Huttig Building Products Inc.[a]	2,250	8,550
Kaman Corp.	3,673	149,895
Lawson Products Inc./DEa	797	18,610
MRC Global Inc.[a]	13,849	178,652
MSC Industrial Direct Co. Inc. Class A	6,531	367,499

81

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2015

Security	Shares	Value

Neff Corp.[a]	1,409	$10,793
NOW Inc.[a,b]	14,507	229,501
Rush Enterprises Inc. Class Aa	3,670	80,336
Rush Enterprises Inc. Class Ba	1,280	28,032
TAL International Group Inc.	4,545	72,266
Titan Machinery Inc.[a]	2,356	25,751
Transcat Inc.[a]	995	9,890
United Rentals Inc.[a,b]	12,521	908,273
Univar Inc.[a]	4,637	78,875
Veritiv Corp.[a,b]	1,110	40,204
Watsco Inc.	3,467	406,090
WESCO International Inc.[a]	5,700	248,976
Willis Lease Finance Corp.[a]	774	15,557
WW Grainger Inc.	7,783	1,576,758

		8,338,500
TRANSPORTATION INFRASTRUCTURE — 0.03%
Macquarie Infrastructure Corp.	9,997	725,782
Wesco Aircraft Holdings Inc.[a]	7,750	92,768

		818,550
WATER UTILITIES — 0.09%
American States Water Co.	4,973	208,617
American Water Works Co. Inc.	24,149	1,442,903
Aqua America Inc.	23,794	709,061
Artesian Resources Corp. Class A	1,057	29,279
Cadiz Inc.[a]	2,443	12,850
California Water Service Group	6,491	151,046
Connecticut Water Service Inc.	1,531	58,193
Middlesex Water Co.	2,221	58,945
Pure Cycle Corp.[a]	2,307	11,074
SJW Corp.	2,295	68,047
York Water Co. (The)	1,774	44,243

		2,794,258
WIRELESS TELECOMMUNICATION SERVICES — 0.09%
Boingo Wireless Inc.[a]	4,551	30,128
NII Holdings Inc.[a,b]	13,809	69,735
NTELOS Holdings Corp.[a]	2,375	21,707
Shenandoah Telecommunications Co.	3,093	133,154
Spok Holdings Inc.	2,840	52,029

Security	Shares	Value

Sprint Corp.[a,b]	107,163	$387,930
T-Mobile U.S. Inc.[a]	37,323	1,460,076
Telephone & Data Systems Inc.	12,761	330,382
U.S. Cellular Corp.[a]	1,797	73,336

		2,558,477

TOTAL COMMON STOCKS
(Cost: $2,656,177,583)		2,959,727,366

SHORT-TERM INVESTMENTS — 2.60%

MONEY MARKET FUNDS — 2.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	68,491,528	68,491,528
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	3,436,956	3,436,956
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	5,006,118	5,006,118

		76,934,602

TOTAL SHORT-TERM INVESTMENTS
(Cost: $76,934,602)		76,934,602

TOTAL INVESTMENTS IN SECURITIES — 102.38%
(Cost: $2,733,112,185)		3,036,661,968
Other Assets, Less Liabilities — (2.38)%		(70,463,410)

NET ASSETS — 100.00%		$2,966,198,558

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of December 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	44	Mar. 2016	Chicago Mercantile	$4,477,880	$(112)
S&P MidCap 400 E-Mini	4	Mar. 2016	Chicago Mercantile	557,400	(1,838)

Net unrealized depreciation					$(1,950)

See accompanying notes to schedules of investments.

82

Schedule of Investments (Unaudited)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 2.77%
Aerojet Rocketdyne Holdings Inc.[a], [b]	3,307	$51,788
Astronics Corp.[a]	2,598	105,765
B/E Aerospace Inc.	12,346	523,100
Boeing Co. (The)	79,780	11,535,390
BWX Technologies Inc.	2,356	74,850
Curtiss-Wright Corp.	311	21,303
General Dynamics Corp.	10,329	1,418,791
HEICO Corp.	2,235	121,495
HEICO Corp. Class A	4,555	224,106
Hexcel Corp.	11,085	514,898
Honeywell International Inc.	90,187	9,340,668
Huntington Ingalls Industries Inc.	5,604	710,867
Lockheed Martin Corp.	22,465	4,878,275
Moog Inc. Class Aa	339	20,543
Northrop Grumman Corp.	6,408	1,209,894
Precision Castparts Corp.	3,034	703,918
Rockwell Collins Inc.	15,257	1,408,221
Sparton Corp.[a]	610	12,194
Spirit AeroSystems Holdings Inc. Class Aa	15,188	760,463
TASER International Inc.[a],[b]	6,209	107,354
Teledyne Technologies Inc.[a]	1,025	90,917
Textron Inc.	7,175	301,422
TransDigm Group Inc.[a]	6,157	1,406,567
United Technologies Corp.	9,467	909,495
Vectrus Inc.[a]	1,047	21,872

		36,474,156
AIR FREIGHT & LOGISTICS — 0.92%
CH Robinson Worldwide Inc.	16,819	1,043,114
Echo Global Logistics Inc.[a]	3,279	66,859
Expeditors International of Washington Inc.	22,042	994,094
FedEx Corp.	11,863	1,767,468
Forward Air Corp.	3,583	154,105
Hub Group Inc. Class Aa	3,949	130,120
Park-Ohio Holdings Corp.	945	34,757
Radiant Logistics Inc.[a]	2,927	10,040
United Parcel Service Inc. Class B	80,938	7,788,664
XPO Logistics Inc.[a],[b]	6,770	184,482

		12,173,703

Security	Shares	Value

AIRLINES — 1.22%
Alaska Air Group Inc.	14,963	$1,204,671
Allegiant Travel Co.	1,540	258,458
American Airlines Group Inc.	72,766	3,081,640
Delta Air Lines Inc.	94,194	4,774,694
Hawaiian Holdings Inc.[a]	5,501	194,350
JetBlue Airways Corp.[a]	13,322	301,743
Southwest Airlines Co.	77,128	3,321,132
Spirit Airlines Inc.[a],[b]	8,390	334,342
United Continental Holdings Inc.[a]	44,104	2,527,159
Virgin America Inc.[a],[b]	2,638	94,995

		16,093,184
AUTO COMPONENTS — 0.58%
American Axle & Manufacturing Holdings Inc.[a], [b]	8,703	164,835
BorgWarner Inc.	26,054	1,126,314
Cooper Tire & Rubber Co.	719	27,214
Cooper-Standard Holding Inc.[a]	125	9,699
Dana Holding Corp.	9,500	131,100
Delphi Automotive PLC	33,369	2,860,724
Dorman Products Inc.[a],[b]	3,184	151,144
Drew Industries Inc.	2,863	174,328
Fox Factory Holding Corp.[a]	1,990	32,895
Gentex Corp.	16,847	269,720
Gentherm Inc.[a]	4,159	197,137
Horizon Global Corp.[a]	66	684
Johnson Controls Inc.	16,610	655,929
Lear Corp.	6,828	838,683
Metaldyne Performance Group Inc.	690	12,655
Motorcar Parts of America Inc.[a]	1,874	63,360
Stoneridge Inc.[a]	3,157	46,724
Strattec Security Corp.	36	2,034
Tenneco Inc.[a]	6,722	308,607
Tower International Inc.	1,317	37,627
Visteon Corp.[a]	4,669	534,600

		7,646,013
AUTOMOBILES — 0.27%
Harley-Davidson Inc.	12,081	548,357
Tesla Motors Inc.[a],[b]	11,254	2,701,073
Thor Industries Inc.	5,222	293,215
Winnebago Industries Inc.[b]	2,976	59,222

		3,601,867

83

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2015

Security	Shares	Value

BANKS — 0.19%
Bank of the Ozarks Inc.	9,070	$448,602
BNC Bancorp.	674	17,106
Cardinal Financial Corp.	268	6,097
Eagle Bancorp. Inc.[a]	2,590	130,717
First Financial Bankshares Inc.	4,243	128,011
Hilltop Holdings Inc.[a]	3,175	61,024
Home BancShares Inc./AR	5,436	220,267
Pinnacle Financial Partners Inc.	314	16,127
Renasant Corp.	321	11,046
Signature Bank/New York NYa	5,376	824,517
South State Corp.	180	12,951
SVB Financial Group[a]	3,732	443,735
Texas Capital Bancshares Inc.[a]	349	17,248
Western Alliance Bancorp.[a]	5,147	184,571

		2,522,019
BEVERAGES — 3.57%
Boston Beer Co. Inc. (The)[a,b]	1,034	208,775
Brown-Forman Corp. Class A	2,914	320,860
Brown-Forman Corp. Class B	12,554	1,246,361
Castle Brands Inc.[a]	7,542	9,277
Coca-Cola Bottling Co. Consolidated	507	92,533
Coca-Cola Co. (The)	452,349	19,432,913
Coca-Cola Enterprises Inc.	26,927	1,325,885
Constellation Brands Inc. Class A	18,863	2,686,846
Craft Brew Alliance Inc.[a],[b]	638	5,340
Dr Pepper Snapple Group Inc.	22,111	2,060,745
MGP Ingredients Inc.	1,260	32,697
Monster Beverage Corp.[a]	17,247	2,569,113
National Beverage Corp.[a]	1,264	57,436
PepsiCo Inc.	170,280	17,014,378

		47,063,159
BIOTECHNOLOGY — 7.49%
AbbVie Inc.	190,970	11,313,063
Abeona Therapeutics Inc.[a]	1,238	4,160
ACADIA Pharmaceuticals Inc.[a], [b]	8,491	302,704
Acceleron Pharma Inc.[a]	2,529	123,314
Achillion Pharmaceuticals Inc.[a], [b]	13,347	144,014
Acorda Therapeutics Inc.[a],[b]	4,512	193,023
Aduro Biotech Inc.[a],[b]	956	26,902
Advaxis Inc.[a],[b]	3,516	35,371
Aegerion Pharmaceuticals Inc.[a], [b]	3,205	32,370
Affimed NVa	1,668	11,876

Security	Shares	Value

Agenus Inc.[a]	7,090	$32,189
Agios Pharmaceuticals Inc.[a], [b]	2,936	190,605
Aimmune Therapeutics Inc.[a],[b]	1,201	22,158
Alder Biopharmaceuticals Inc.[a], [b]	2,656	87,728
Alexion Pharmaceuticals Inc.[a]	24,902	4,750,056
Alkermes PLC[a]	14,247	1,130,927
Alnylam Pharmaceuticals Inc.[a], [b]	6,990	658,039
AMAG Pharmaceuticals Inc.[a]	982	29,647
Amgen Inc.	87,711	14,238,127
Amicus Therapeutics Inc.[a]	13,277	128,787
Anacor Pharmaceuticals Inc.[a]	4,772	539,093
Anthera Pharmaceuticals Inc.[a]	4,156	19,284
Applied Genetic Technologies Corp./DEa, [b]	1,286	26,234
Ardelyx Inc.[a]	1,985	35,968
Arena Pharmaceuticals Inc.[a], [b]	27,304	51,878
ARIAD Pharmaceuticals Inc.[a], [b]	19,579	122,369
Array BioPharma Inc.[a],[b]	13,020	54,944
Arrowhead Research Corp.[a],[b]	3,655	22,478
Asterias Biotherapeutics Inc.[a]	1,245	4,893
Atara Biotherapeutics Inc.[a], [b]	1,951	51,526
aTyr Pharma Inc.[a]	672	6,606
Avalanche Biotechnologies Inc.[a], [b]	2,237	21,296
Axovant Sciences Ltd.[a],[b]	1,400	25,242
Baxalta Inc.	39,980	1,560,419
Bellicum Pharmaceuticals Inc.[a]	905	18,344
BioCryst Pharmaceuticals Inc.[a], [b]	7,096	73,231
Biogen Inc.[a]	25,716	7,878,097
BioMarin Pharmaceutical Inc.[a]	18,515	1,939,631
BioSpecifics Technologies Corp.[a]	646	27,759
BioTime Inc.[a],[b]	5,238	21,476
Bluebird Bio Inc.[a]	4,150	266,513
Blueprint Medicines Corp.[a],[b]	1,015	26,735
Cara Therapeutics Inc.[a]	2,031	34,243
Catabasis Pharmaceuticals Inc.[a]	413	3,275
Catalyst Pharmaceuticals Inc.[a]	8,529	20,896
Celgene Corp.[a]	91,505	10,958,639
Celldex Therapeutics Inc.[a],[b]	10,363	162,492
Cellular Biomedicine Group Inc.[a], [b]	1,052	22,607
Cepheid[a],[b]	8,158	298,012
ChemoCentryx Inc.[a],[b]	3,222	26,098
Chiasma Inc.[a]	716	14,012
Chimerix Inc.[a]	5,208	46,612
Cidara Therapeutics Inc.[a]	561	9,627

84

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2015

Security	Shares	Value

Clovis Oncology Inc.[a],[b]	3,212	$112,420
Coherus Biosciences Inc.[a],[b]	2,638	60,568
Concert Pharmaceuticals Inc.[a]	1,677	31,813
CorMedix Inc.[a],[b]	3,560	7,227
CTI BioPharma Corp.[a]	22,985	28,272
Curis Inc.[a]	12,689	36,925
Cytokinetics Inc.[a],[b]	2,001	20,930
CytomX Therapeutics Inc.[a]	725	15,131
CytRx Corp.[a]	6,203	16,438
Dicerna Pharmaceuticals Inc.[a], [b]	1,658	19,680
Dimension Therapeutics Inc.	534	6,024
Dyax Corp.[a]	16,912	636,229
Dynavax Technologies Corp.[a]	4,283	103,477
Eagle Pharmaceuticals Inc./DEa, [b]	974	86,365
Edge Therapeutics Inc.[a],[b]	793	9,913
Emergent BioSolutions Inc.[a]	2,356	94,264
Enanta Pharmaceuticals Inc.[a], [b]	1,881	62,111
Epizyme Inc.[a],[b]	3,273	52,433
Esperion Therapeutics Inc.[a], [b]	1,556	34,637
Exact Sciences Corp.[a],[b]	11,000	101,530
Exelixis Inc.[a],[b]	25,915	146,161
Fibrocell Science Inc.[a],[b]	2,863	13,027
FibroGen Inc.[a]	5,483	167,067
Five Prime Therapeutics Inc.[a]	2,534	105,161
Flexion Therapeutics Inc.[a],[b]	1,594	30,716
Foundation Medicine Inc.[a]	1,587	33,422
Galena Biopharma Inc.[a],[b]	21,716	31,923
Genocea Biosciences Inc.[a],[b]	2,018	10,635
Genomic Health Inc.[a],[b]	2,109	74,237
Geron Corp.[a]	16,983	82,198
Gilead Sciences Inc.	169,538	17,155,550
Global Blood Therapeutics Inc.[a], [b]	688	22,243
Halozyme Therapeutics Inc.[a], [b]	12,080	209,346
Heron Therapeutics Inc.[a],[b]	3,501	93,477
Idera Pharmaceuticals Inc.[a], [b]	9,380	28,984
Ignyta Inc.[a],[b]	1,254	16,804
Immune Design Corp.[a]	1,285	25,803
ImmunoGen Inc.[a],[b]	10,339	140,300
Immunomedics Inc.[a],[b]	9,711	29,813
Incyte Corp.[a]	18,047	1,957,197
Infinity Pharmaceuticals Inc.[a]	5,200	40,820
Inovio Pharmaceuticals Inc.[a], [b]	7,500	50,400
Insmed Inc.[a]	7,391	134,147
Insys Therapeutics Inc.[a],[b]	2,858	81,825

Security	Shares	Value

Intercept Pharmaceuticals Inc.[a], [b]	1,838	$274,505
Intrexon Corp.[a],[b]	5,578	168,177
Invitae Corp.[a]	675	5,542
Ionis Pharmaceuticals Inc.[b]	13,894	860,455
Ironwood Pharmaceuticals Inc.[a]	14,321	165,980
Juno Therapeutics Inc.[a],[b]	1,327	58,348
Karyopharm Therapeutics Inc.[a], [b]	2,609	34,569
Keryx Biopharmaceuticals Inc.[a], [b]	11,405	57,595
Kite Pharma Inc.[a],[b]	3,268	201,374
La Jolla Pharmaceutical Co.[a]	1,725	46,575
Lexicon Pharmaceuticals Inc.[a], [b]	1,606	21,376
Ligand Pharmaceuticals Inc.[a], [b]	2,041	221,285
Lion Biotechnologies Inc.[a]	5,171	39,920
MacroGenics Inc.[a]	3,609	111,771
MannKind Corp.[a],[b]	28,023	40,633
Medgenics Inc.[a]	2,214	13,328
Medivation Inc.[a]	18,242	881,818
Merrimack Pharmaceuticals Inc.[a], [b]	12,086	95,479
MiMedx Group Inc.[a],[b]	12,356	115,776
Mirati Therapeutics Inc.[a],[b]	1,397	44,145
Momenta Pharmaceuticals Inc.[a]	6,892	102,277
Myriad Genetics Inc.[a],[b]	8,101	349,639
NantKwest Inc.[a],[b]	672	11,646
Natera Inc.[a],[b]	1,010	10,908
Navidea Biopharmaceuticals Inc.[a], [b]	13,339	17,741
Neurocrine Biosciences Inc.[a]	9,957	563,267
NewLink Genetics Corp.[a],[b]	2,541	92,467
Nivalis Therapeutics Inc.[a]	565	4,373
Northwest Biotherapeutics Inc.[a], [b]	5,840	18,688
Novavax Inc.[a],[b]	30,888	259,150
Ocata Therapeutics Inc.[a]	4,701	39,582
OncoMed Pharmaceuticals Inc.[a]	1,929	43,480
Oncothyreon Inc.[a]	12,597	27,965
Ophthotech Corp.[a]	2,728	214,230
OPKO Health Inc.[a],[b]	35,304	354,805
Orexigen Therapeutics Inc.[a], [b]	10,451	17,976
Organovo Holdings Inc.[a],[b]	10,107	25,166
Osiris Therapeutics Inc.[b]	1,891	19,629
Otonomy Inc.[a]	1,645	45,649
OvaScience Inc.[a],[b]	2,633	25,724
Peregrine Pharmaceuticals Inc.[a], [b]	17,917	20,963
Pfenex Inc.[a],[b]	1,891	23,411
Portola Pharmaceuticals Inc.[a]	5,735	295,066
Progenics Pharmaceuticals Inc.[a], [b]	7,841	48,065

85

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2015

Security	Shares	Value

Proteon Therapeutics Inc.[a]	910	$14,114
Prothena Corp. PLC[a]	3,569	243,085
PTC Therapeutics Inc.[a],[b]	3,877	125,615
Puma Biotechnology Inc.[a],[b]	2,888	226,419
Radius Health Inc.[a],[b]	3,835	236,006
Raptor Pharmaceutical Corp.[a]	9,423	49,000
Regeneron Pharmaceuticals Inc.[a]	9,052	4,914,059
REGENXBIO Inc.[a]	686	11,388
Regulus Therapeutics Inc.[a]	3,232	28,183
Repligen Corp.[a],[b]	3,856	109,086
Retrophin Inc.[a],[b]	3,940	76,003
Rigel Pharmaceuticals Inc.[a]	7,812	23,670
Sage Therapeutics Inc.[a],[b]	1,595	92,988
Sangamo BioSciences Inc.[a],[b]	8,420	76,875
Sarepta Therapeutics Inc.[a],[b]	5,169	199,420
Seattle Genetics Inc.[a],[b]	12,082	542,240
Seres Therapeutics Inc.[a],[b]	916	32,142
Sorrento Therapeutics Inc.[a], [b]	3,245	28,264
Spark Therapeutics Inc.[a],[b]	975	44,177
Spectrum Pharmaceuticals Inc.[a]	1,658	9,998
Stemline Therapeutics Inc.[a]	310	1,956
Synergy Pharmaceuticals Inc.[a], [b]	12,293	69,701
Synta Pharmaceuticals Corp.[a]	9,724	3,423
T2 Biosystems Inc.[a]	1,332	14,572
TESARO Inc.[a],[b]	2,625	137,340
TG Therapeutics Inc.[a],[b]	4,208	50,201
Threshold Pharmaceuticals Inc.[a]	8,173	3,922
Tobira Therapeutics Inc.[a],[b]	259	2,603
Tokai Pharmaceuticals Inc.[a], [b]	602	5,249
Trevena Inc.[a]	3,821	40,120
TrovaGene Inc.[a]	2,857	15,428
Ultragenyx Pharmaceutical Inc.[a]	4,465	500,884
United Therapeutics Corp.[a]	5,306	830,973
Vanda Pharmaceuticals Inc.[a]	3,856	35,899
Verastem Inc.[a]	302	562
Versartis Inc.[a]	253	3,135
Vertex Pharmaceuticals Inc.[a]	28,110	3,537,081
Vitae Pharmaceuticals Inc.[a]	1,551	28,073
Vital Therapies Inc.[a],[b]	2,608	30,044
Voyager Therapeutics Inc.[a]	547	11,979
vTv Therapeutics Inc. Class Aa	639	4,352
XBiotech Inc.[a],[b]	670	7,283
Xencor Inc.[a],[b]	3,251	47,530
XOMA Corp.[a],[b]	8,064	10,725

Security	Shares	Value

Zafgen Inc.[a]	1,908	$12,001
ZIOPHARM Oncology Inc.[a],[b]	13,029	108,271

		98,749,789
BUILDING PRODUCTS — 0.39%
AAON Inc.	4,571	106,139
Advanced Drainage Systems Inc.	3,862	92,804
Allegion PLC	10,999	725,054
American Woodmark Corp.[a]	1,487	118,930
AO Smith Corp.	8,581	657,391
Apogee Enterprises Inc.	3,289	143,104
Armstrong World Industries Inc.[a]	2,865	131,017
Builders FirstSource Inc.[a],[b]	5,916	65,549
Continental Building Products Inc.[a]	3,574	62,402
Fortune Brands Home & Security Inc.	6,434	357,087
Griffon Corp.	954	16,981
Insteel Industries Inc.	1,903	39,811
Lennox International Inc.	4,641	579,661
Masco Corp.	40,354	1,142,018
Masonite International Corp.[a]	3,505	214,611
NCI Building Systems Inc.[a]	2,958	36,709
Nortek Inc.[a]	1,020	44,493
Patrick Industries Inc.[a]	1,352	58,812
PGT Inc.[a]	5,857	66,711
Ply Gem Holdings Inc.[a]	2,347	29,431
Quanex Building Products Corp.	307	6,401
Simpson Manufacturing Co. Inc.	382	13,045
Trex Co. Inc.[a],[b]	3,634	138,237
USG Corp.[a],[b]	10,685	259,539

		5,105,937
CAPITAL MARKETS — 1.24%
6D Global Technologies Inc.[a], [b]	634	1,845
Affiliated Managers Group Inc.[a]	6,288	1,004,571
Ameriprise Financial Inc.	17,468	1,858,945
Artisan Partners Asset Management Inc.	3,974	143,302
Ashford Inc.[a]	75	3,994
Associated Capital Group Inc.[a]	671	20,466
Bank of New York Mellon Corp. (The)	13,902	573,040
BGC Partners Inc. Class A	20,835	204,391
BlackRock Inc.[c]	4,596	1,565,030
Charles Schwab Corp. (The)	93,551	3,080,634
Cohen & Steers Inc.	2,358	71,872
Cowen Group Inc. Class Aa,[b]	676	2,589
Diamond Hill Investment Group Inc.	342	64,638
Eaton Vance Corp. NVS	13,686	443,837

86

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2015

Security	Shares	Value

Evercore Partners Inc. Class A	3,948	$213,468
Federated Investors Inc. Class B	10,706	306,727
Fifth Street Asset Management Inc.	348	1,135
Financial Engines Inc.	5,881	198,013
GAMCO Investors Inc. Class A	732	22,721
Greenhill & Co. Inc.	3,560	101,852
HFF Inc. Class A	4,268	132,607
Houlihan Lokey Inc.	414	10,851
Interactive Brokers Group Inc. Class A	610	26,596
INTL FCStone Inc.[a]	587	19,641
Invesco Ltd.	6,161	206,270
Investment Technology Group Inc.	359	6,110
Janus Capital Group Inc.	1,356	19,106
KCG Holdings Inc. Class Aa	431	5,306
Ladenburg Thalmann Financial Services Inc.[a]	1,287	3,552
Lazard Ltd. Class A	14,618	657,956
Legg Mason Inc.	3,612	141,699
LPL Financial Holdings Inc.[b]	9,580	408,587
Medley Management Inc.	348	1,980
Moelis & Co. Class A	1,694	49,431
NorthStar Asset Management Group Inc./New York	22,105	268,355
OM Asset Management PLC	2,852	43,721
Pzena Investment Management Inc. Class A	1,419	12,203
SEI Investments Co.	16,049	840,968
T Rowe Price Group Inc.	30,121	2,153,350
TD Ameritrade Holding Corp.	26,247	911,033
Virtu Financial Inc.	2,221	50,283
Virtus Investment Partners Inc.	23	2,702
Waddell & Reed Financial Inc. Class A	9,063	259,746
Westwood Holdings Group Inc.	978	50,944
WisdomTree Investments Inc.	13,004	203,903
ZAIS Group Holdings Inc.[a]	381	3,528

		16,373,498
CHEMICALS — 2.75%
A Schulman Inc.	2,958	90,633
Air Products & Chemicals Inc.	20,399	2,654,114
Airgas Inc.	1,739	240,538
American Vanguard Corp.	365	5,114
Ashland Inc.	693	71,171
Axalta Coating Systems Ltd.[a]	11,757	313,324

Security	Shares	Value

Balchem Corp.	3,564	$216,691
Calgon Carbon Corp.	2,844	49,059
Celanese Corp. Series A	1,270	85,509
CF Industries Holdings Inc.	27,269	1,112,848
Chase Corp.	641	26,108
Chemours Co. (The)	9,490	50,866
Chemtura Corp.[a]	7,856	214,233
Core Molding Technologies Inc.[a]	924	11,855
Dow Chemical Co. (The)	16,935	871,814
Eastman Chemical Co.	4,226	285,297
Ecolab Inc.	30,471	3,485,273
EI du Pont de Nemours & Co.	48,316	3,217,846
Ferro Corp.[a]	8,718	96,944
FMC Corp.	11,277	441,269
Hawkins Inc.	269	9,622
HB Fuller Co.	5,815	212,073
Huntsman Corp.	14,890	169,299
International Flavors & Fragrances Inc.	9,373	1,121,386
KMG Chemicals Inc.	1,042	23,987
Koppers Holdings Inc.	2,301	41,993
LSB Industries Inc.[a],[b]	901	6,532
LyondellBasell Industries NV Class A	42,206	3,667,701
Minerals Technologies Inc.	3,838	176,011
Monsanto Co.	50,767	5,001,565
NewMarket Corp.	973	370,450
Olin Corp.	8,461	146,037
OMNOVA Solutions Inc.[a]	3,204	19,641
Platform Specialty Products Corp.[a], [b]	2,260	28,996
PolyOne Corp.	10,403	330,399
PPG Industries Inc.	31,401	3,103,047
Praxair Inc.	27,707	2,837,197
Quaker Chemical Corp.	1,126	86,995
Rentech Inc.[a]	856	3,013
RPM International Inc.	15,486	682,313
Scotts Miracle-Gro Co. (The) Class A	4,751	306,487
Senomyx Inc.[a]	4,592	17,312
Sensient Technologies Corp.	3,503	220,058
Sherwin-Williams Co. (The)	9,352	2,427,779
Stepan Co.	1,126	55,951
Trecora Resources[a]	2,270	28,125
Tredegar Corp.	638	8,690
Trinseo SAa,[b]	1,295	36,519
Valhi Inc.	1,038	1,391
Valspar Corp. (The)	9,349	775,500

87

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2015

Security	Shares	Value

WR Grace & Co.[a]	8,374	$833,967

		36,290,542
COMMERCIAL SERVICES & SUPPLIES — 0.57%
ARC Document Solutions Inc.[a]	4,531	20,027
Brink’s Co. (The)	5,540	159,884
Casella Waste Systems Inc. Class Aa	711	4,252
CECO Environmental Corp.	659	5,061
Cintas Corp.	10,375	944,644
Clean Harbors Inc.[a]	4,539	189,049
Copart Inc.[a]	13,538	514,579
Covanta Holding Corp.	13,023	201,726
Deluxe Corp.	3,181	173,492
G&K Services Inc. Class A	1,641	103,219
Healthcare Services Group Inc.[b]	8,205	286,108
Heritage-Crystal Clean Inc.[a]	78	827
Herman Miller Inc.	6,835	196,165
HNI Corp.	5,133	185,096
InnerWorkings Inc.[a]	2,256	16,920
Interface Inc.	7,780	148,909
KAR Auction Services Inc.	5,481	202,962
Kimball International Inc. Class B	1,346	13,150
Knoll Inc.	5,800	109,040
Matthews International Corp. Class A	256	13,683
Mobile Mini Inc.	359	11,176
MSA Safety Inc.	2,209	96,025
Multi-Color Corp.	1,484	88,758
Pitney Bowes Inc.	8,847	182,691
Rollins Inc.	10,980	284,382
RR Donnelley & Sons Co.	12,416	182,764
SP Plus Corp.[a]	1,629	38,933
Steelcase Inc. Class A	9,728	144,947
Stericycle Inc.[a]	9,839	1,186,583
Team Inc.[a]	2,359	75,394
Tyco International PLC	42,503	1,355,421
U.S. Ecology Inc.	2,600	94,744
Waste Management Inc.	4,468	238,457
West Corp.	727	15,681

		7,484,749
COMMUNICATIONS EQUIPMENT — 0.60%
Aerohive Networks Inc.[a],[b]	2,599	13,281
Alliance Fiber Optic Products Inc.	1,954	29,623
Applied Optoelectronics Inc.[a]	1,602	27,490
Arista Networks Inc.[a],[b]	3,871	301,319

Security	Shares	Value

ARRIS Group Inc.[a],[b]	7,882	$240,953
CalAmp Corp.[a]	4,192	83,547
Ciena Corp.[a],[b]	14,234	294,501
Clearfield Inc.[a],[b]	1,280	17,165
CommScope Holding Co. Inc.[a]	5,264	136,285
Extreme Networks Inc.[a]	949	3,872
F5 Networks Inc.[a]	8,295	804,283
Harmonic Inc.[a]	1,348	5,486
Harris Corp.	2,398	208,386
Infinera Corp.[a]	15,330	277,780
InterDigital Inc./PA	3,637	178,358
Ixia[a]	6,177	76,780
Juniper Networks Inc.	8,051	222,208
KVH Industries Inc.[a]	1,353	12,745
Motorola Solutions Inc.	20,418	1,397,612
NetScout Systems Inc.[a]	5,484	168,359
Novatel Wireless Inc.[a],[b]	3,846	6,423
Palo Alto Networks Inc.[a]	8,399	1,479,400
Plantronics Inc.	3,991	189,253
QUALCOMM Inc.	26,399	1,319,554
Ruckus Wireless Inc.[a]	9,096	97,418
ShoreTel Inc.[a]	1,600	14,160
Ubiquiti Networks Inc.[a],[b]	3,241	102,707
ViaSat Inc.[a],[b]	4,187	255,449

		7,964,397
CONSTRUCTION & ENGINEERING — 0.05%
AECOM[a]	2,271	68,198
Argan Inc.	1,297	42,023
Comfort Systems USA Inc.	3,943	112,060
Dycom Industries Inc.[a]	3,892	272,284
Furmanite Corp.[a]	3,943	26,261
Great Lakes Dredge & Dock Corp.[a]	694	2,748
HC2 Holdings Inc.[a]	1,342	7,099
NV5 Global Inc.[a]	606	13,320
Primoris Services Corp.	2,974	65,517
Quanta Services Inc.[a],[b]	3,642	73,751

		683,261
CONSTRUCTION MATERIALS — 0.07%
Eagle Materials Inc.	5,843	353,093
Headwaters Inc.[a]	8,394	141,607
Martin Marietta Materials Inc.	1,073	146,550
Summit Materials Inc. Class Aa	3,561	71,362
U.S. Concrete Inc.[a]	1,623	85,467
U.S. Lime & Minerals Inc.	12	660

88

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2015

Security	Shares	Value

Vulcan Materials Co.	1,968	$186,901

		985,640
CONSUMER FINANCE — 0.18%
Ally Financial Inc.[a],[b]	2,636	49,135
American Express Co.	19,412	1,350,105
Credit Acceptance Corp.[a],[b]	971	207,813
Encore Capital Group Inc.[a],[b]	320	9,306
Enova International Inc.[a]	2,592	17,133
First Cash Financial Services Inc.[a], [b]	2,936	109,894
LendingClub Corp.[a],[b]	7,535	83,262
PRA Group Inc.[a],[b]	5,517	191,385
Regional Management Corp.[a]	52	804
Santander Consumer USA Holdings Inc.[a]	651	10,318
SLM Corp.[a]	44,601	290,799
World Acceptance Corp.[a],[b]	596	22,112

		2,342,066
CONTAINERS & PACKAGING — 0.52%
AEP Industries Inc.[a]	487	37,572
AptarGroup Inc.	1,312	95,317
Avery Dennison Corp.	9,814	614,945
Ball Corp.	15,918	1,157,716
Bemis Co. Inc.	1,255	56,086
Berry Plastics Group Inc.[a]	8,111	293,456
Crown Holdings Inc.[a]	7,070	358,449
Graphic Packaging Holding Co.	21,723	278,706
International Paper Co.	46,160	1,740,232
Multi Packaging Solutions International Ltd.[a]	1,320	22,902
Myers Industries Inc.	2,940	39,161
Owens-Illinois Inc.[a]	1,228	21,392
Packaging Corp. of America	11,308	712,969
Sealed Air Corp.	22,793	1,016,568
Silgan Holdings Inc.	4,698	252,377
WestRock Co.	2,868	130,838

		6,828,686
DISTRIBUTORS — 0.22%
Core-Mark Holding Co. Inc.	1,330	108,980
Fenix Parts Inc.[a],[b]	1,261	8,562
Genuine Parts Co.	16,310	1,400,866
LKQ Corp.[a]	35,122	1,040,665
Pool Corp.	5,031	406,404
VOXX International Corp.[a]	71	374
Weyco Group Inc.	21	562

		2,966,413

Security	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.24%
2U Inc.[a]	3,169	$88,669
Bright Horizons Family Solutions Inc.[a], [b]	4,351	290,647
Capella Education Co.	1,391	64,292
Carriage Services Inc.	311	7,495
Chegg Inc.[a],[b]	3,289	22,135
Collectors Universe Inc.	691	10,711
Grand Canyon Education Inc.[a], [b]	5,512	221,141
H&R Block Inc.	25,517	849,971
Houghton Mifflin Harcourt Co.[a]	1,035	22,542
Liberty Tax Inc.	642	15,299
LifeLock Inc.[a],[b]	10,736	154,062
Service Corp. International/U.S.	23,450	610,169
ServiceMaster Global Holdings Inc.[a]	11,971	469,742
Sotheby’s	7,121	183,437
Strayer Education Inc.[a],[b]	578	34,749
Weight Watchers International Inc.[a], [b]	3,169	72,253

		3,117,314
DIVERSIFIED FINANCIAL SERVICES — 0.85%
Berkshire Hathaway Inc. Class Ba	13,984	1,846,447
CBOE Holdings Inc.	9,709	630,114
FactSet Research Systems Inc.	4,846	787,814
GAIN Capital Holdings Inc.	602	4,882
Intercontinental Exchange Inc.	4,568	1,170,596
Leucadia National Corp.	4,954	86,150
MarketAxess Holdings Inc.	4,329	483,073
McGraw Hill Financial Inc.	31,593	3,114,438
Moody’s Corp.	20,492	2,056,167
Morningstar Inc.	2,263	181,968
MSCI Inc.	11,869	856,111
On Deck Capital Inc.[a]	1,319	13,586
Resource America Inc. Class A	300	1,839

		11,233,185
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.95%
8x8 Inc.[a]	3,197	36,606
AT&T Inc.	103,175	3,550,252
Cogent Communications Holdings Inc.	5,201	180,423
Consolidated Communications Holdings Inc.	3,884	81,370
Fairpoint Communications Inc.[a]	2,685	43,148
General Communication Inc. Class Aa	4,110	81,296
IDT Corp. Class B	304	3,545

89

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2015

Security	Shares	Value

inContact Inc.[a],[b]	6,836	$65,215
Inteliquent Inc.	1,609	28,592
Intelsat SAa,[b]	697	2,899
Level 3 Communications Inc.[a]	3,916	212,874
Lumos Networks Corp.	2,552	28,582
pdvWireless Inc.[a]	990	27,225
SBA Communications Corp. Class Aa	7,350	772,264
Straight Path Communications Inc. Class Ba, [b]	1,015	17,397
Verizon Communications Inc.	436,615	20,180,345
Vonage Holdings Corp.[a]	2,239	12,852
Windstream Holdings Inc.[b]	10,863	69,958
Zayo Group Holdings Inc.[a]	14,229	378,349

		25,773,192
ELECTRIC UTILITIES — 0.02%
Genie Energy Ltd. Class B	328	3,657
ITC Holdings Corp.	6,521	255,949
Spark Energy Inc. Class A	273	5,657

		265,263
ELECTRICAL EQUIPMENT — 0.62%
Acuity Brands Inc.	5,014	1,172,273
Allied Motion Technologies Inc.	682	17,855
AMETEK Inc.	27,875	1,493,821
AZZ Inc.	2,904	161,375
Babcock & Wilcox Enterprises Inc.[a]	1,256	26,213
Emerson Electric Co.	53,100	2,539,773
Encore Wire Corp.	1,974	73,216
EnerSys	1,370	76,624
Enphase Energy Inc.[a],[b]	4,200	14,742
Franklin Electric Co. Inc.	5,263	142,259
FuelCell Energy Inc.[a],[b]	675	3,348
Generac Holdings Inc.[a],[b]	8,115	241,584
General Cable Corp.	5,153	69,205
Hubbell Inc.	910	91,946
Plug Power Inc.[a],[b]	11,745	24,782
Power Solutions International Inc.[a], [b]	383	6,990
PowerSecure International Inc.[a]	396	5,960
Regal Beloit Corp.	297	17,380
Rockwell Automation Inc.	15,534	1,593,944
Solarcity Corp.[a],[b]	6,784	346,120
Sunrun Inc.[a],[b]	272	3,201
Thermon Group Holdings Inc.[a]	571	9,661
Vicor Corp.[a]	1,621	14,783

		8,147,055

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.53%
Amphenol Corp. Class A	35,691	$1,864,141
Badger Meter Inc.	1,631	95,560
Belden Inc.	4,914	234,300
CDW Corp./DE	15,301	643,254
Cognex Corp.	10,071	340,098
Coherent Inc.[a]	275	17,905
Daktronics Inc.	957	8,345
DTS Inc./CAa	1,698	38,341
ePlus Inc.[a]	12	1,119
FARO Technologies Inc.[a]	391	11,542
FEI Co.	4,834	385,705
Fitbit Inc.[a],[b]	3,251	96,197
FLIR Systems Inc.	10,087	283,142
Ingram Micro Inc. Class A	988	30,015
InvenSense Inc.[a]	8,795	89,973
IPG Photonics Corp.[a],[b]	3,996	356,283
Jabil Circuit Inc.	4,169	97,096
Keysight Technologies Inc.[a]	16,533	468,380
Littelfuse Inc.	2,250	240,772
Mesa Laboratories Inc.	313	31,144
Methode Electronics Inc.	4,564	145,272
MTS Systems Corp.	1,744	110,587
National Instruments Corp.	2,873	82,426
Newport Corp.[a]	1,564	24,821
OSI Systems Inc.[a]	589	52,221
Plexus Corp.[a]	1,612	56,291
RealD Inc.[a]	4,861	51,284
Rofin-Sinar Technologies Inc.[a]	355	9,507
Rogers Corp.[a]	615	31,716
Trimble Navigation Ltd.[a]	1,597	34,256
Universal Display Corp.[a],[b]	4,655	253,418
VeriFone Systems Inc.[a]	13,009	364,512
Zebra Technologies Corp. Class Aa, [b]	5,965	415,462

		6,965,085
ENERGY EQUIPMENT & SERVICES — 0.15%
Fairmount Santrol Holdings Inc.[a], [b]	6,524	15,331
FMC Technologies Inc.[a]	17,479	507,066
ION Geophysical Corp.[a]	3,211	1,616
Oceaneering International Inc.	1,962	73,614
PHI Inc. NVS[a]	58	952
RigNet Inc.[a]	1,339	27,704
RPC Inc.	895	10,695

90

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2015

Security	Shares	Value

Schlumberger Ltd.	17,799	$1,241,480
U.S. Silica Holdings Inc.[b]	6,077	113,822

		1,992,280
FOOD & STAPLES RETAILING — 2.30%
Casey’s General Stores Inc.	4,494	541,302
Chefs’ Warehouse Inc. (The)[a], [b]	2,332	38,898
Costco Wholesale Corp.	50,759	8,197,578
CVS Health Corp.	120,670	11,797,906
Fairway Group Holdings Corp.[a], [b]	2,547	1,681
Fresh Market Inc. (The)[a],[b]	4,844	113,446
Ingles Markets Inc. Class A	374	16,486
Kroger Co. (The)	113,137	4,732,521
Natural Grocers by Vitamin Cottage Inc.[a], [b]	970	19,759
Performance Food Group Co.[a]	1,020	23,603
PriceSmart Inc.	2,245	186,313
Rite Aid Corp.[a]	68,216	534,813
Sprouts Farmers Market Inc.[a]	17,856	474,791
Sysco Corp.	21,454	879,614
United Natural Foods Inc.[a]	5,235	206,050
Walgreens Boots Alliance Inc.	14,965	1,274,345
Whole Foods Market Inc.	37,991	1,272,698

		30,311,804
FOOD PRODUCTS — 1.67%
Alico Inc.	59	2,283
Amplify Snack Brands Inc.[a]	989	11,393
Arcadia Biosciences Inc.[a]	335	1,018
B&G Foods Inc.	6,213	217,579
Blue Buffalo Pet Products Inc.[a], [b]	2,897	54,203
Boulder Brands Inc.[a]	6,153	67,560
Cal-Maine Foods Inc.[b]	3,588	166,268
Calavo Growers Inc.	1,624	79,576
Campbell Soup Co.	11,917	626,238
ConAgra Foods Inc.	6,802	286,772
Dean Foods Co.	4,918	84,344
Diamond Foods Inc.[a]	2,878	110,947
Farmer Bros. Co.[a]	945	30,495
Flowers Foods Inc.	18,090	388,754
Freshpet Inc.[a],[b]	2,313	19,637
General Mills Inc.	68,844	3,969,545
Hain Celestial Group Inc. (The)[a], [b]	11,955	482,862
Hershey Co. (The)	16,834	1,502,771
Hormel Foods Corp.	15,441	1,221,074

Security	Shares	Value

Ingredion Inc.	989	$94,786
Inventure Foods Inc.[a],[b]	2,866	20,349
J&J Snack Foods Corp.	1,712	199,739
John B Sanfilippo & Son Inc.	282	15,237
Kellogg Co.	25,920	1,873,238
Keurig Green Mountain Inc.	14,913	1,341,872
Kraft Heinz Co. (The)	68,282	4,968,198
Lancaster Colony Corp.	1,366	157,718
Landec Corp.[a]	654	7,737
Lifeway Foods Inc.[a]	588	6,527
Limoneira Co.	1,321	19,736
McCormick & Co. Inc./MD	14,756	1,262,523
Mead Johnson Nutrition Co.	23,427	1,849,562
Pilgrim’s Pride Corp.[b]	952	21,030
Seaboard Corp.[a]	1	2,895
Tootsie Roll Industries Inc.[b]	706	22,303
Tyson Foods Inc. Class A	1,757	93,701
WhiteWave Foods Co. (The)[a]	20,198	785,904

		22,066,374
HEALTH CARE EQUIPMENT & SUPPLIES — 2.09%
Abaxis Inc.	2,601	144,824
ABIOMED Inc.[a]	4,815	434,698
Accuray Inc.[a],[b]	9,060	61,155
Alere Inc.[a],[b]	6,210	242,749
Align Technology Inc.[a]	9,355	616,027
Analogic Corp.	64	5,286
Anika Therapeutics Inc.[a]	1,244	47,471
Antares Pharma Inc.[a]	15,872	19,205
AtriCure Inc.[a]	2,609	58,546
Atrion Corp.	173	65,948
Baxter International Inc.	39,978	1,525,161
Becton Dickinson and Co.	24,165	3,723,585
Boston Scientific Corp.[a]	11,982	220,948
Cantel Medical Corp.	3,990	247,939
Cardiovascular Systems Inc.[a], [b]	3,270	49,442
Cerus Corp.[a],[b]	9,470	59,850
ConforMIS Inc.[a],[b]	987	17,065
Cooper Companies Inc. (The)	3,828	513,718
Corindus Vascular Robotics Inc.[a]	2,585	8,298
CR Bard Inc.	8,559	1,621,417
Cutera Inc.[a]	1,048	13,404
Cynosure Inc. Class Aa	2,293	102,428
DENTSPLY International Inc.	4,154	252,771
DexCom Inc.[a],[b]	9,149	749,303

91

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2015

Security	Shares	Value

Edwards Lifesciences Corp.[a]	24,816	$1,959,968
EndoChoice Holdings Inc.[a]	638	5,327
Endologix Inc.[a],[b]	8,085	80,041
Entellus Medical Inc.[a]	333	5,614
GenMark Diagnostics Inc.[a],[b]	4,516	35,044
Glaukos Corp.[a]	658	16,246
Globus Medical Inc. Class Aa	7,809	217,246
Haemonetics Corp.[a]	2,865	92,368
HeartWare International Inc.[a], [b]	2,009	101,254
Hill-Rom Holdings Inc.	6,101	293,214
Hologic Inc.[a]	28,329	1,096,049
ICU Medical Inc.[a]	1,008	113,682
IDEXX Laboratories Inc.[a],[b]	10,774	785,640
Inogen Inc.[a]	1,708	68,474
Insulet Corp.[a]	6,570	248,412
Integra LifeSciences Holdings Corp.[a]	1,430	96,925
Intuitive Surgical Inc.[a]	4,259	2,326,095
InVivo Therapeutics Holdings Corp.[a], [b]	2,981	21,463
Invuity Inc.[a]	400	3,528
iRadimed Corp.[a],[b]	244	6,839
K2M Group Holdings Inc.[a]	1,971	38,908
Lantheus Holdings Inc.[a]	1,221	4,127
LDR Holding Corp.[a]	2,940	73,823
LeMaitre Vascular Inc.	568	9,798
LivaNova PLC[a]	3,636	215,869
Masimo Corp.[a]	5,156	214,026
Meridian Bioscience Inc.	3,899	80,007
Natus Medical Inc.[a]	3,851	185,041
Neogen Corp.[a]	4,222	238,627
Nevro Corp.[a],[b]	1,966	132,725
Novocure Ltd.[a]	744	16,636
NuVasive Inc.[a],[b]	5,518	298,579
NxStage Medical Inc.[a]	7,483	163,953
OraSure Technologies Inc.[a],[b]	353	2,273
Oxford Immunotec Global PLC[a]	2,538	29,187
Penumbra Inc.[a]	405	21,793
Quidel Corp.[a],[b]	1,323	28,048
ResMed Inc.	16,283	874,234
Rockwell Medical Inc.[a],[b]	5,152	52,756
RTI Surgical Inc.[a]	5,470	21,716
SeaSpine Holdings Corp.[a]	375	6,443
Second Sight Medical Products Inc.[a], [b]	1,308	7,704
Sientra Inc.[a]	937	5,547
Sirona Dental Systems Inc.[a]	6,417	703,111
Spectranetics Corp. (The)[a],[b]	5,145	77,484

Security	Shares	Value

St. Jude Medical Inc.	18,251	$1,127,364
STAAR Surgical Co.[a],[b]	4,231	30,209
STERIS PLC	9,780	736,825
Stryker Corp.	19,744	1,835,007
SurModics Inc.[a]	295	5,980
Tandem Diabetes Care Inc.[a],[b]	1,962	23,171
TransEnterix Inc.[a],[b]	310	769
Unilife Corp.[a],[b]	12,076	5,979
Utah Medical Products Inc.	529	30,968
Varian Medical Systems Inc.[a]	11,509	929,927
Vascular Solutions Inc.[a]	1,904	65,479
Veracyte Inc.[a]	1,929	13,889
West Pharmaceutical Services Inc.	8,388	505,125
Wright Medical Group NVa	5,453	131,854
Zeltiq Aesthetics Inc.[a],[b]	3,621	103,307
Zimmer Biomet Holdings Inc.	1,252	128,443

		27,551,378
HEALTH CARE PROVIDERS & SERVICES — 3.65%
AAC Holdings Inc.[a],[b]	935	17,821
Acadia Healthcare Co. Inc.[a], [b]	5,941	371,075
Aceto Corp.	2,901	78,269
Addus HomeCare Corp.[a]	23	535
Adeptus Health Inc. Class Aa, [b]	677	36,910
Aetna Inc.	9,904	1,070,821
Air Methods Corp.[a],[b]	4,597	192,752
Alliance HealthCare Services Inc.[a]	279	2,561
Amedisys Inc.[a]	2,581	101,485
AmerisourceBergen Corp.	23,745	2,462,594
AMN Healthcare Services Inc.[a]	5,477	170,061
AmSurg Corp.[a]	1,490	113,240
Anthem Inc.	6,057	844,588
BioTelemetry Inc.[a]	2,986	34,877
Brookdale Senior Living Inc.[a]	4,546	83,919
Capital Senior Living Corp.[a]	3,554	74,136
Cardinal Health Inc.	34,543	3,083,654
Centene Corp.[a]	13,726	903,308
Chemed Corp.	1,989	297,952
Cigna Corp.	29,678	4,342,782
Civitas Solutions Inc.[a]	1,308	37,657
CorVel Corp.[a]	947	41,592
Cross Country Healthcare Inc.[a]	2,275	37,287
DaVita HealthCare Partners Inc.[a]	5,825	406,061
Diplomat Pharmacy Inc.[a],[b]	4,171	142,732
Ensign Group Inc. (The)	5,294	119,803

92

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2015

Security	Shares	Value

Envision Healthcare Holdings Inc.[a]	21,467	$557,498
ExamWorks Group Inc.[a]	4,632	123,211
Express Scripts Holding Co.[a]	65,497	5,725,093
Genesis Healthcare Inc.[a]	1,982	6,878
HCA Holdings Inc.[a]	2,889	195,383
Health Net Inc./CAa	1,494	102,279
HealthEquity Inc.[a]	4,174	104,642
HealthSouth Corp.	10,681	371,806
Henry Schein Inc.[a],[b]	9,642	1,525,268
Humana Inc.	16,009	2,857,767
Laboratory Corp. of America Holdings[a]	3,846	475,519
Landauer Inc.	1,287	42,368
LHC Group Inc.[a]	48	2,174
LifePoint Health Inc.[a]	570	41,838
McKesson Corp.	26,733	5,272,550
MEDNAX Inc.[a],[b]	6,266	449,022
Molina Healthcare Inc.[a],[b]	4,516	271,547
National Research Corp. Class A	934	14,981
Nobilis Health Corp.[a],[b]	3,614	10,191
Patterson Companies Inc.	5,444	246,123
Premier Inc.[a],[b]	4,255	150,074
Providence Service Corp. (The)[a], [b]	1,586	74,415
RadNet Inc.[a]	3,300	20,394
Select Medical Holdings Corp.	11,294	134,512
Surgery Partners Inc.[a],[b]	976	19,998
Surgical Care Affiliates Inc.[a]	2,295	91,364
Team Health Holdings Inc.[a]	8,401	368,720
Teladoc Inc.[a],[b]	889	15,966
Tenet Healthcare Corp.[a],[b]	11,348	343,844
Trupanion Inc.[a],[b]	1,612	15,733
U.S. Physical Therapy Inc.	1,438	77,192
UnitedHealth Group Inc.	104,330	12,273,381
Universal Health Services Inc. Class B	1,918	229,182
VCA Inc.[a]	9,016	495,880
WellCare Health Plans Inc.[a]	4,975	389,095

		48,164,360
HEALTH CARE TECHNOLOGY — 0.36%
Allscripts Healthcare Solutions Inc.[a]	6,433	98,940
athenahealth Inc.[a],[b]	4,472	719,858
Castlight Health Inc.[a]	3,845	16,418
Cerner Corp.[a]	34,552	2,078,994
Computer Programs & Systems Inc.	1,285	63,929
Connecture Inc.[a],[b]	593	2,141
Evolent Health Inc.[a],[b]	1,221	14,786
HealthStream Inc.[a]	2,895	63,690

Security	Shares	Value

HMS Holdings Corp.[a],[b]	10,119	$124,868
Imprivata Inc.[a]	1,265	14,294
IMS Health Holdings Inc.[a]	15,542	395,855
Inovalon Holdings Inc.[a],[b]	2,900	49,300
MedAssets Inc.[a]	6,548	202,595
Medidata Solutions Inc.[a]	6,442	317,526
Omnicell Inc.[a]	4,269	132,680
Press Ganey Holdings Inc.[a],[b]	1,232	38,870
Quality Systems Inc.	6,051	97,542
Veeva Systems Inc.[a],[b]	8,108	233,916
Vocera Communications Inc.[a]	1,639	19,996

		4,686,198
HOTELS, RESTAURANTS & LEISURE — 3.52%
Aramark	20,482	660,545
BJ’s Restaurants Inc.[a]	2,519	109,501
Bloomin’ Brands Inc.	14,057	237,423
Bob Evans Farms Inc./DE	264	10,256
Bojangles’ Inc.[a],[b]	949	15,061
Boyd Gaming Corp.[a],[b]	9,089	180,598
Bravo Brio Restaurant Group Inc.[a]	2,026	18,234
Brinker International Inc.	7,091	340,013
Buffalo Wild Wings Inc.[a],[b]	2,219	354,263
Carrols Restaurant Group Inc.[a]	3,511	41,219
Cheesecake Factory Inc. (The)	5,626	259,415
Chipotle Mexican Grill Inc.[a], [b]	3,582	1,718,823
Choice Hotels International Inc.	4,170	210,210
Churchill Downs Inc.	1,486	210,254
Chuy’s Holdings Inc.[a],[b]	1,956	61,301
ClubCorp Holdings Inc.	4,937	90,199
Cracker Barrel Old Country Store Inc.[b]	2,052	260,255
Darden Restaurants Inc.	2,891	183,983
Dave & Buster’s Entertainment Inc.[a]	2,594	108,274
Del Frisco’s Restaurant Group Inc.[a]	249	3,989
Denny’s Corp.[a]	6,465	63,551
Diamond Resorts International Inc.[a], [b]	4,806	122,601
DineEquity Inc.	1,873	158,587
Domino’s Pizza Inc.	6,364	707,995
Dunkin’ Brands Group Inc.	11,043	470,321
El Pollo Loco Holdings Inc.[a]	1,566	19,779
Eldorado Resorts Inc.[a]	1,665	18,315
Empire Resorts Inc.[b]	326	5,861
Extended Stay America Inc.	6,808	108,247
Fiesta Restaurant Group Inc.[a]	3,216	108,058
Fogo De Chao Inc.[a]	419	6,352
Habit Restaurants Inc. (The)[a], [b]	1,299	29,955

93

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2015

Security	Shares	Value

Hilton Worldwide Holdings Inc.	60,124	$1,286,654
International Game Technology PLC	7,180	116,172
Interval Leisure Group Inc.	4,497	70,198
Isle of Capri Casinos Inc.[a], [b]	2,338	32,568
Jack in the Box Inc.	4,273	327,782
Jamba Inc.[a],[b]	1,388	18,724
Kona Grill Inc.[a],[b]	408	6,471
Krispy Kreme Doughnuts Inc.[a]	7,822	117,878
La Quinta Holdings Inc.[a]	10,697	145,586
Las Vegas Sands Corp.	42,229	1,851,319
Marriott International Inc./MD Class A	22,634	1,517,383
Marriott Vacations Worldwide Corp.	1,650	93,968
McDonald’s Corp.	110,580	13,063,921
MGM Resorts International[a],[b]	3,535	80,315
Monarch Casino & Resort Inc.[a]	32	727
Morgans Hotel Group Co.[a]	913	3,077
Noodles & Co.[a],[b]	1,242	12,035
Norwegian Cruise Line Holdings Ltd.[a]	13,979	819,169
Panera Bread Co. Class Aa	2,906	566,031
Papa John’s International Inc.	3,279	183,198
Papa Murphy’s Holdings Inc.[a], [b]	1,290	14,525
Penn National Gaming Inc.[a]	639	10,237
Pinnacle Entertainment Inc.[a]	2,403	74,781
Planet Fitness Inc. Class Aa	1,020	15,943
Popeyes Louisiana Kitchen Inc.[a]	2,639	154,382
Potbelly Corp.[a],[b]	2,621	30,692
Red Robin Gourmet Burgers Inc.[a]	1,595	98,475
Ruth’s Hospitality Group Inc.	2,571	40,930
Scientific Games Corp. Class Aa, [b]	5,775	51,802
SeaWorld Entertainment Inc.	8,130	160,080
Shake Shack Inc. Class Aa,[b]	583	23,087
Six Flags Entertainment Corp.	8,279	454,848
Sonic Corp.	4,207	135,928
Starbucks Corp.	173,115	10,392,094
Starwood Hotels & Resorts Worldwide Inc.	19,747	1,368,072
Texas Roadhouse Inc.	8,051	287,984
Vail Resorts Inc.	4,184	535,510
Wingstop Inc.[a]	633	14,439
Wyndham Worldwide Corp.	13,908	1,010,416
Wynn Resorts Ltd.	8,300	574,277
Yum! Brands Inc.	49,905	3,645,560
Zoe’s Kitchen Inc.[a],[b]	2,233	62,479

		46,363,155

Security	Shares	Value

HOUSEHOLD DURABLES — 0.63%
Bassett Furniture Industries Inc.	629	$15,775
CalAtlantic Group Inc.	1,928	73,110
Cavco Industries Inc.[a]	788	65,648
Century Communities Inc.[a]	28	496
DR Horton Inc.	15,828	506,971
GoPro Inc.[a],[b]	10,130	182,441
Harman International Industries Inc.	8,194	771,957
Helen of Troy Ltd.[a]	1,325	124,881
Hooker Furniture Corp.	44	1,111
Installed Building Products Inc.[a]	2,262	56,165
iRobot Corp.[a],[b]	640	22,656
Jarden Corp.[a]	24,352	1,390,986
La-Z-Boy Inc.	2,262	55,238
Leggett & Platt Inc.	15,960	670,639
Lennar Corp. Class A	7,926	387,661
Lennar Corp. Class B	382	15,349
LGI Homes Inc.[a]	615	14,963
Libbey Inc.	2,325	49,569
M/I Homes Inc.[a]	572	12,538
MDC Holdings Inc.	1,592	40,644
Meritage Homes Corp.[a]	314	10,673
Mohawk Industries Inc.[a]	4,988	944,677
New Home Co. Inc. (The)[a]	256	3,318
Newell Rubbermaid Inc.	15,684	691,351
NVR Inc.[a]	454	745,922
Skullcandy Inc.[a]	904	4,276
Tempur Sealy International Inc.[a]	7,019	494,559
Toll Brothers Inc.[a]	7,073	235,531
TopBuild Corp.[a]	4,470	137,542
TRI Pointe Group Inc.[a]	1,021	12,936
Tupperware Brands Corp.	5,453	303,459
Universal Electronics Inc.[a]	1,440	73,944
Whirlpool Corp.	667	97,962
William Lyon Homes Class Aa, [b]	290	4,785
ZAGG Inc.[a]	3,216	35,183

		8,254,916
HOUSEHOLD PRODUCTS — 1.04%
Central Garden & Pet Co. Class Aa	656	8,922
Church & Dwight Co. Inc.	15,086	1,280,500
Clorox Co. (The)	12,038	1,526,779
Colgate-Palmolive Co.	91,535	6,098,062
HRG Group Inc.[a]	3,850	52,206
Kimberly-Clark Corp.	33,308	4,240,108

94

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2015

Security	Shares	Value

Orchids Paper Products Co.	303	$9,369
Spectrum Brands Holdings Inc.	2,902	295,423
WD-40 Co.	1,648	162,575

		13,673,944
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.01%
Calpine Corp.[a]	4,905	70,975
Ormat Technologies Inc.	1,696	61,853
TerraForm Global Inc. Class A	1,021	5,707
TerraForm Power Inc.	314	3,950
Vivint Solar Inc.[a],[b]	1,899	18,155

		160,640
INDUSTRIAL CONGLOMERATES — 1.01%
3M Co.	73,187	11,024,890
Carlisle Companies Inc.	1,623	143,944
Danaher Corp.	13,292	1,234,561
Raven Industries Inc.	586	9,141
Roper Technologies Inc.	4,471	848,551

		13,261,087
INSURANCE — 0.47%
Ambac Financial Group Inc.[a]	305	4,297
AmTrust Financial Services Inc.	284	17,489
Aon PLC	32,537	3,000,237
Arthur J Gallagher & Co.	10,684	437,403
Atlas Financial Holdings Inc.[a]	584	11,622
Crawford & Co. Class B	1,008	5,352
eHealth Inc.[a]	2,011	20,070
Employers Holdings Inc.	2,060	56,238
Erie Indemnity Co. Class A	2,809	268,653
HCI Group Inc.	63	2,196
Heritage Insurance Holdings Inc.	1,695	36,985
Maiden Holdings Ltd.	672	10,020
Markel Corp.[a]	172	151,936
Marsh & McLennan Companies Inc.	37,123	2,058,470
National General Holdings Corp.	663	14,493
National Interstate Corp.	273	7,289
Patriot National Inc.[a],[b]	1,250	8,388
State National Companies Inc.	677	6,641
Third Point Reinsurance Ltd.[a]	929	12,458
Universal Insurance Holdings Inc.[b]	3,847	89,173

		6,219,410
INTERNET & CATALOG RETAIL — 3.63%
1-800-Flowers.com Inc. Class Aa, [b]	2,889	21,032

Security	Shares	Value

Amazon.com Inc.[a]	43,975	$29,722,263
Blue Nile Inc.[a]	1,256	46,635
Duluth Holdings Inc.[a]	520	7,587
Etsy Inc.[a],[b]	2,261	18,676
Expedia Inc.	12,110	1,505,273
Groupon Inc.[a],[b]	52,596	161,470
HSN Inc.	3,730	188,999
Lands’ End Inc.[a],[b]	283	6,634
Liberty Interactive Corp. QVC Group Series Aa	25,693	701,933
Liberty TripAdvisor Holdings Inc. Class Aa	2,541	77,094
Liberty Ventures Series Aa	16,340	737,097
Netflix Inc.[a]	48,967	5,600,845
NutriSystem Inc.	3,242	70,157
Overstock.com Inc.[a]	1,282	15,743
PetMed Express Inc.	2,307	39,542
Priceline Group Inc. (The)[a]	5,977	7,620,376
Shutterfly Inc.[a],[b]	2,639	117,594
TripAdvisor Inc.[a],[b]	12,981	1,106,630
Wayfair Inc. Class Aa,[b]	2,276	108,383

		47,873,963
INTERNET SOFTWARE & SERVICES — 7.19%
Akamai Technologies Inc.[a]	20,668	1,087,757
Alarm.com Holdings Inc.[a],[b]	693	11,559
Alphabet Inc. Class Aa	33,250	25,868,832
Alphabet Inc. Class Ca	33,937	25,754,111
Amber Road Inc.[a],[b]	1,644	8,368
Angie’s List Inc.[a]	4,599	43,001
Apigee Corp.[a]	616	4,946
Appfolio Inc.[a],[b]	555	8,103
Bazaarvoice Inc.[a]	2,914	12,763
Benefitfocus Inc.[a],[b]	930	33,843
Box Inc. Class Aa,[b]	1,655	23,104
Brightcove Inc.[a]	2,978	18,464
Carbonite Inc.[a]	2,287	22,413
Care.com Inc.[a]	84	601
ChannelAdvisor Corp.[a],[b]	2,254	31,218
Cimpress NVa,[b]	3,848	312,227
comScore Inc.[a]	3,938	162,049
Constant Contact Inc.[a]	3,851	112,603
Cornerstone OnDemand Inc.[a],[b]	6,180	213,395
CoStar Group Inc.[a]	3,752	775,501
Cvent Inc.[a]	2,626	91,674

95

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2015

Security	Shares	Value

Demandware Inc.[a]	3,851	$207,838
DHI Group Inc.[a]	1,326	12,159
EarthLink Holdings Corp.	11,738	87,213
eBay Inc.[a]	140,304	3,855,554
Endurance International Group Holdings Inc.[a], [b]	6,745	73,723
Envestnet Inc.[a]	4,325	129,101
Everyday Health Inc.[a]	2,245	13,515
Facebook Inc. Class Aa	249,638	26,127,113
Five9 Inc.[a]	2,756	23,977
GoDaddy Inc. Class Aa,[b]	2,641	84,670
Gogo Inc.[a],[b]	6,746	120,079
GrubHub Inc.[a],[b]	8,513	206,015
GTT Communications Inc.[a]	2,845	48,536
Hortonworks Inc.[a],[b]	1,032	22,601
IAC/InterActiveCorp	8,530	512,227
Instructure Inc.[a]	192	3,997
Internap Corp.[a]	6,228	39,859
IntraLinks Holdings Inc.[a]	2,537	23,011
j2 Global Inc.	5,602	461,157
LinkedIn Corp. Class Aa	12,640	2,845,011
LivePerson Inc.[a]	6,191	41,789
LogMeIn Inc.[a],[b]	2,886	193,651
Marin Software Inc.[a]	385	1,378
Marketo Inc.[a]	3,929	112,802
Match Group Inc.[a]	3,008	40,758
MaxPoint Interactive Inc.[a]	718	1,228
New Relic Inc.[a],[b]	704	25,647
NIC Inc.	7,500	147,600
OPOWER Inc.[a],[b]	2,934	30,983
Pandora Media Inc.[a],[b]	24,083	322,953
Q2 Holdings Inc.[a]	2,239	59,042
Quotient Technology Inc.[a],[b]	6,878	46,908
Rackspace Hosting Inc.[a]	13,493	341,643
Reis Inc.	653	15,496
RetailMeNot Inc.[a]	286	2,837
SciQuest Inc.[a]	1,874	24,306
Shutterstock Inc.[a],[b]	2,254	72,894
SPS Commerce Inc.[a]	1,932	135,646
Stamps.com Inc.[a]	1,623	177,897
TechTarget Inc.[a]	641	5,147
Textura Corp.[a]	2,518	54,338
Travelzoo Inc.[a]	712	5,959
TrueCar Inc.[a],[b]	5,537	52,823
Twitter Inc.[a],[b]	65,364	1,512,523

Security	Shares	Value

VeriSign Inc.[a],[b]	11,916	$1,040,982
Web.com Group Inc.[a]	4,942	98,889
WebMD Health Corp.[a],[b]	4,387	211,892
Wix.com Ltd.[a]	2,193	49,891
Xactly Corp.[a]	674	5,749
XO Group Inc.[a]	2,942	47,249
Yelp Inc.[a],[b]	7,439	214,243
Zillow Group Inc. Class Aa,[b]	2,939	76,532
Zillow Group Inc. Class Ca,[b]	6,228	146,233

		94,811,796
IT SERVICES — 5.95%
Accenture PLC Class A	72,470	7,573,115
Alliance Data Systems Corp.[a]	7,169	1,982,730
Automatic Data Processing Inc.	43,495	3,684,896
Black Knight Financial Services Inc. Class Aa	2,014	66,583
Blackhawk Network Holdings Inc.[a]	6,203	274,235
Booz Allen Hamilton Holding Corp.	10,731	331,051
Broadridge Financial Solutions Inc.	13,919	747,868
Cardtronics Inc.[a]	5,271	177,369
Cass Information Systems Inc.	696	35,816
Cognizant Technology Solutions Corp. Class Aa	70,442	4,227,929
CoreLogic Inc./U.S.[a]	4,589	155,384
CSG Systems International Inc.	3,652	131,399
Datalink Corp.[a]	80	544
DST Systems Inc.	3,106	354,270
EPAM Systems Inc.[a]	5,640	443,417
Euronet Worldwide Inc.[a]	5,990	433,856
EVERTEC Inc.	7,769	130,053
ExlService Holdings Inc.[a]	3,542	159,142
Fidelity National Information Services Inc.	14,059	851,975
First Data Corp. Class Aa	14,720	235,814
Fiserv Inc.[a]	27,310	2,497,773
FleetCor Technologies Inc.[a]	10,593	1,514,057
Forrester Research Inc.	1,259	35,856
Gartner Inc.[a]	9,563	867,364
Genpact Ltd.[a]	18,508	462,330
Global Payments Inc.	15,355	990,551
Hackett Group Inc. (The)	2,650	42,586
Heartland Payment Systems Inc.	4,205	398,718
International Business Machines Corp.	58,144	8,001,777
Jack Henry & Associates Inc.	9,396	733,452

96

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2015

Security	Shares	Value

Leidos Holdings Inc.	653	$36,738
Lionbridge Technologies Inc.[a]	6,768	33,231
Luxoft Holding Inc.[a]	2,099	161,896
MasterCard Inc. Class A	115,324	11,227,945
MAXIMUS Inc.	7,588	426,825
NeuStar Inc. Class Aa,[b]	964	23,107
Paychex Inc.	32,727	1,730,931
PayPal Holdings Inc.[a]	140,180	5,074,516
Perficient Inc.[a]	2,800	47,936
PFSweb Inc.[a]	1,290	16,602
Sabre Corp.	12,978	362,995
Science Applications International Corp.	5,225	239,200
ServiceSource International Inc.[a], [b]	3,869	17,836
Square Inc.[a],[b]	2,543	33,288
Syntel Inc.[a]	3,677	166,384
TeleTech Holdings Inc.	981	27,380
Teradata Corp.[a]	11,485	303,434
Total System Services Inc.	19,147	953,521
Travelport Worldwide Ltd.[b]	8,475	109,328
Unisys Corp.[a]	3,939	43,526
Vantiv Inc. Class Aa	16,601	787,219
Virtusa Corp.[a]	3,315	137,042
Visa Inc. Class Ab	225,810	17,511,565
Western Union Co. (The)	59,553	1,066,594
WEX Inc.[a]	4,507	398,419

		78,479,368
LEISURE PRODUCTS — 0.17%
Arctic Cat Inc.	589	9,648
Black Diamond Inc.[a]	73	323
Brunswick Corp./DE	7,992	403,676
Escalade Inc.	287	3,803
Hasbro Inc.	10,458	704,451
JAKKS Pacific Inc.[a],[b]	260	2,069
Malibu Boats Inc. Class Aa	1,984	32,478
Marine Products Corp.	599	3,618
MCBC Holdings Inc.[a],[b]	586	8,028
Nautilus Inc.[a]	3,568	59,657
Performance Sports Group Ltd.[a]	342	3,293
Polaris Industries Inc.	7,726	664,050
Smith & Wesson Holding Corp.[a], [b]	6,112	134,342
Sturm Ruger & Co. Inc.	2,213	131,917
Vista Outdoor Inc.[a]	955	42,507

		2,203,860

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.80%
Accelerate Diagnostics Inc.[a], [b]	2,539	$54,563
Affymetrix Inc.[a],[b]	2,472	24,943
Albany Molecular Research Inc.[a]	2,886	57,287
Bio-Techne Corp.	1,766	158,940
Bruker Corp.[a]	12,652	307,064
Cambrex Corp.[a]	3,581	168,629
Charles River Laboratories International Inc.[a]	5,461	439,010
Fluidigm Corp.[a]	3,591	38,819
Furiex Pharmaceuticals Inc.	294	0
Illumina Inc.[a],[b]	16,618	3,189,742
INC Research Holdings Inc.[a]	1,544	74,899
Luminex Corp.[a]	330	7,059
Mettler-Toledo International Inc.[a]	3,221	1,092,338
NanoString Technologies Inc.[a]	1,910	28,096
NeoGenomics Inc.[a],[b]	6,144	48,353
Pacific Biosciences of California Inc.[a], [b]	7,164	94,063
PAREXEL International Corp.[a]	6,428	437,875
PerkinElmer Inc.	1,978	105,962
PRA Health Sciences Inc.[a],[b]	2,266	102,582
Quintiles Transnational Holdings Inc.[a]	8,706	597,754
Sequenom Inc.[a],[b]	12,613	20,685
Thermo Fisher Scientific Inc.	15,513	2,200,519
VWR Corp.[a],[b]	1,659	46,966
Waters Corp.[a]	9,546	1,284,701

		10,580,849
MACHINERY — 1.39%
Accuride Corp.[a]	4,164	6,912
Albany International Corp. Class A	381	13,926
Allison Transmission Holdings Inc.	11,097	287,301
Altra Industrial Motion Corp.	2,348	58,888
American Railcar Industries Inc.[b]	302	13,977
Blount International Inc.[a]	5,539	54,338
Blue Bird Corp.[a]	1,005	10,191
Caterpillar Inc.	12,102	822,452
CLARCOR Inc.	5,471	271,799
Commercial Vehicle Group Inc.[a]	2,868	7,916
Cummins Inc.	15,547	1,368,292
Deere & Co.	6,934	528,856
Donaldson Co. Inc.	14,317	410,325
Douglas Dynamics Inc.	636	13,401
EnPro Industries Inc.	1,591	69,749

97

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2015

Security	Shares	Value

Flowserve Corp.	7,153	$300,998
FreightCar America Inc.	673	13,076
Global Brass & Copper Holdings Inc.	2,174	46,306
Gorman-Rupp Co. (The)	573	15,316
Graco Inc.	6,829	492,166
Greenbrier Companies Inc. (The)	2,963	96,653
Harsco Corp.	8,785	69,226
Hillenbrand Inc.	7,212	213,692
Hyster-Yale Materials Handling Inc.	315	16,522
IDEX Corp.	8,213	629,198
Illinois Tool Works Inc.	34,530	3,200,240
Ingersoll-Rand PLC	2,193	121,251
John Bean Technologies Corp.	3,479	173,359
Kadant Inc.	264	10,721
Lincoln Electric Holdings Inc.	8,113	420,984
Lindsay Corp.[b]	1,153	83,477
Lydall Inc.[a]	648	22,991
Meritor Inc.[a]	6,556	54,743
Middleby Corp. (The)[a],[b]	6,587	710,540
Milacron Holdings Corp.[a],[b]	679	8,494
Miller Industries Inc./TN	28	610
Mueller Industries Inc.	4,468	121,083
Mueller Water Products Inc. Class A	18,576	159,754
Navistar International Corp.[a]	335	2,961
NN Inc.	3,187	50,801
Nordson Corp.	6,995	448,729
Omega Flex Inc.	319	10,530
PACCAR Inc.	37,036	1,755,506
Parker-Hannifin Corp.	7,228	700,971
Proto Labs Inc.[a],[b]	2,650	168,779
RBC Bearings Inc.[a]	2,659	171,745
Rexnord Corp.[a]	11,652	211,134
Snap-on Inc.	6,715	1,151,152
Standex International Corp.	1,089	90,550
Stanley Black & Decker Inc.	1,620	172,903
Sun Hydraulics Corp.	2,615	82,974
Tennant Co.	2,013	113,251
Titan International Inc.	313	1,233
Toro Co. (The)	6,476	473,201
TriMas Corp.[a],[b]	323	6,024
Valmont Industries Inc.	146	15,479
Wabash National Corp.[a],[b]	7,471	88,382
WABCO Holdings Inc.[a]	6,265	640,659
Wabtec Corp./DE	11,112	790,285
Woodward Inc.	5,168	256,643

Security	Shares	Value

Xerium Technologies Inc.[a]	1,253	$14,848

		18,338,463
MARINE — 0.01%
Matson Inc.	4,544	193,711

		193,711
MEDIA — 4.96%
AMC Entertainment Holdings Inc. Class A	247	5,928
AMC Networks Inc. Class Aa	6,868	512,902
Cablevision Systems Corp. Class A	3,291	104,983
Carmike Cinemas Inc.[a]	75	1,721
CBS Corp. Class B NVS	56,785	2,676,277
Central European Media Enterprises Ltd. Class Aa, [b]	6,155	16,557
Charter Communications Inc. Class Aa, [b]	8,654	1,584,547
Cinemark Holdings Inc.	13,290	444,285
Clear Channel Outdoor Holdings Inc. Class Aa	2,222	12,421
Comcast Corp. Class A	261,220	14,740,645
Crown Media Holdings Inc. Class Aa	4,167	23,377
Discovery Communications Inc. Class Aa, [b]	16,214	432,590
Discovery Communications Inc. Class C NVS[a]	28,914	729,211
DISH Network Corp. Class Aa	16,912	967,028
Entravision Communications Corp. Class A	7,542	58,149
EW Scripps Co. (The) Class A	4,276	81,244
Global Eagle Entertainment Inc.[a], [b]	5,229	51,610
Gray Television Inc.[a]	7,545	122,983
Hemisphere Media Group Inc.[a], [b]	34	502
IMAX Corp.[a],[b]	6,863	243,911
Interpublic Group of Companies Inc. (The)	47,787	1,112,481
Journal Media Group Inc.	81	974
Lions Gate Entertainment Corp.	11,057	358,136
Live Nation Entertainment Inc.[a]	16,939	416,191
Loral Space & Communications Inc.[a], [b]	1,611	65,584
Madison Square Garden Co. (The)[a]	2,367	382,981
MDC Partners Inc. Class A	1,371	29,778
MSG Networks Inc. Class Aa	7,084	147,347
National CineMedia Inc.	2,012	31,609
New York Times Co. (The) Class A	3,194	42,863

98

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2015

Security	Shares	Value

Nexstar Broadcasting Group Inc. Class A	3,636	$213,433
Omnicom Group Inc.	28,227	2,135,655
Reading International Inc. Class Aa	375	4,916
Regal Entertainment Group Class Ab	9,427	177,887
Rentrak Corp.[a]	1,311	62,312
Scripps Networks Interactive Inc. Class A	10,518	580,699
SFX Entertainment Inc.[a],[b]	2,945	560
Sinclair Broadcast Group Inc. Class A	7,806	254,007
Sirius XM Holdings Inc.[a],[b]	265,784	1,081,741
Starz Series Aa	10,057	336,909
Time Warner Cable Inc.	32,614	6,052,832
Time Warner Inc.	49,005	3,169,153
Tribune Publishing Co.	2,030	18,717
Twenty-First Century Fox Inc. Class A	92,581	2,514,500
Twenty-First Century Fox Inc. Class B	37,776	1,028,640
Viacom Inc. Class A	1,238	54,460
Viacom Inc. Class B NVS	40,102	1,650,598
Walt Disney Co. (The)	195,733	20,567,624
World Wrestling Entertainment Inc. Class Ab	3,413	60,888

		65,364,346
METALS & MINING — 0.06%
Century Aluminum Co.[a],[b]	337	1,490
Compass Minerals International Inc.	3,936	296,263
Ferroglobe PLC	7,723	83,022
Handy & Harman Ltd.[a]	29	595
Haynes International Inc.	28	1,027
Kaiser Aluminum Corp.	652	54,546
Olympic Steel Inc.	296	3,428
Real Industry Inc.[a]	1,688	13,555
Royal Gold Inc.	360	13,129
Ryerson Holding Corp.[a],[b]	284	1,326
Southern Copper Corp.[b]	4,244	110,853
Steel Dynamics Inc.	2,998	53,574
Stillwater Mining Co.[a],[b]	4,492	38,497
SunCoke Energy Inc.	5,241	18,186
Tahoe Resources Inc.	1,898	16,456
Worthington Industries Inc.	1,280	38,579

		744,526
MULTI-UTILITIES — 0.02%
Dominion Resources Inc./VA	3,504	237,011

		237,011

Security	Shares	Value

MULTILINE RETAIL — 0.53%
Big Lots Inc.	5,749	$221,566
Dillard’s Inc. Class A	325	21,356
Dollar General Corp.	35,051	2,519,115
Dollar Tree Inc.[a]	26,609	2,054,747
Macy’s Inc.	26,176	915,637
Nordstrom Inc.	16,211	807,470
Ollie’s Bargain Outlet Holdings Inc.[a]	915	15,564
Sears Holdings Corp.[a],[b]	81	1,665
Target Corp.	6,111	443,720
Tuesday Morning Corp.[a]	3,887	25,266

		7,026,106
OIL, GAS & CONSUMABLE FUELS — 0.42%
Cabot Oil & Gas Corp.	47,757	844,821
Carrizo Oil & Gas Inc.[a], [b]	318	9,407
Continental Resources Inc./OKa, [b]	3,235	74,340
CVR Energy Inc.	672	26,443
Delek U.S. Holdings Inc.	3,639	89,520
Energy Fuels Inc./Canada[a]	2,858	8,431
EOG Resources Inc.	5,456	386,230
Erin Energy Corp.[a],[b]	268	858
Evolution Petroleum Corp.	3,630	17,460
Gener8 Maritime Inc.[a]	63	596
Hallador Energy Co.	322	1,468
HollyFrontier Corp.	3,117	124,337
Isramco Inc.[a]	50	4,466
Marathon Petroleum Corp.	4,797	248,677
Matador Resources Co.[a],[b]	5,157	101,954
Memorial Resource Development Corp.[a], [b]	10,172	164,278
ONEOK Inc.	10,727	264,528
Panhandle Oil and Gas Inc. Class A	927	14,980
Par Pacific Holdings Inc.[a]	1,630	38,370
Parsley Energy Inc. Class Aa	3,966	73,173
Range Resources Corp.	1,287	31,673
SemGroup Corp. Class A	4,943	142,655
Solazyme Inc.[a],[b]	8,161	20,239
Synergy Resources Corp.[a],[b]	1,291	10,999
Targa Resources Corp.	3,184	86,159
Teekay Corp.	1,960	19,345
Tesoro Corp.	924	97,362
Ultra Petroleum Corp.[a],[b]	8,466	21,165
Uranium Energy Corp.[a],[b]	10,455	11,082
Western Refining Inc.	8,118	289,163

99

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2015

Security	Shares	Value

Williams Companies Inc. (The)	86,350	$2,219,195
World Fuel Services Corp.	1,600	61,536

		5,504,910
PAPER & FOREST PRODUCTS — 0.07%
Boise Cascade Co.[a]	3,840	98,035
Clearwater Paper Corp.[a]	2,097	95,476
Deltic Timber Corp.	1,271	74,824
KapStone Paper and Packaging Corp.	9,757	220,411
Louisiana-Pacific Corp.[a]	14,959	269,412
Neenah Paper Inc.	985	61,493
Schweitzer-Mauduit International Inc.	594	24,942
Wausau Paper Corp.	4,816	49,268

		893,861
PERSONAL PRODUCTS — 0.23%
Coty Inc. Class Ab	9,455	242,332
Estee Lauder Companies Inc. (The) Class A	24,259	2,136,248
Herbalife Ltd.[a],[b]	7,142	382,954
Inter Parfums Inc.	716	17,055
Medifast Inc.	1,403	42,623
Natural Health Trends Corp.[b]	936	31,384
Nu Skin Enterprises Inc. Class Ab	1,355	51,341
Revlon Inc. Class Aa	358	9,967
Synutra International Inc.[a], [b]	1,945	9,161
USANA Health Sciences Inc.[a]	650	83,037

		3,006,102
PHARMACEUTICALS — 3.53%
Aclaris Therapeutics Inc.	547	14,736
Aerie Pharmaceuticals Inc.[a], [b]	2,296	55,908
Agile Therapeutics Inc.[a]	1,566	15,284
Akorn Inc.[a]	9,017	336,424
Alimera Sciences Inc.[a],[b]	4,594	11,117
Allergan PLC[a]	20,465	6,395,313
Amphastar Pharmaceuticals Inc.[a]	2,328	33,127
ANI Pharmaceuticals Inc.[a],[b]	956	43,140
Aratana Therapeutics Inc.[a]	3,213	17,929
Assembly Biosciences Inc.[a]	1,579	11,858
BioDelivery Sciences International Inc.[a], [b]	4,886	23,404
Bristol-Myers Squibb Co.	192,312	13,229,143
Carbylan Therapeutics Inc.[a]	1,976	7,153
Catalent Inc.[a],[b]	9,481	237,309
Cempra Inc.[a],[b]	3,548	110,449
Collegium Pharmaceutical Inc.[a], [b]	694	19,085

Security	Shares	Value

Corcept Therapeutics Inc.[a],[b]	6,502	$32,380
Corium International Inc.[a]	972	7,893
Depomed Inc.[a]	3,597	65,214
Dermira Inc.[a]	695	24,054
DURECT Corp.[a]	12,918	28,549
Eli Lilly & Co.	112,889	9,512,027
Endo International PLC[a]	9,412	576,203
Flex Pharma Inc.[a]	593	7,383
Foamix Pharmaceuticals Ltd.[a]	2,569	20,835
Heska Corp.[a]	650	25,142
Impax Laboratories Inc.[a]	8,380	358,329
Intersect ENT Inc.[a]	1,986	44,685
Intra-Cellular Therapies Inc.[a]	3,017	162,284
Jazz Pharmaceuticals PLC[a]	7,037	989,121
Johnson & Johnson	41,280	4,240,282
Lannett Co. Inc.[a],[b]	2,991	119,999
Mallinckrodt PLC[a]	5,332	397,927
Medicines Co. (The)[a],[b]	701	26,175
Merck & Co. Inc.	37,155	1,962,527
Mylan NVa	41,155	2,225,251
MyoKardia Inc.[a]	594	8,708
Nektar Therapeutics[a],[b]	14,967	252,194
Neos Therapeutics Inc.[a]	598	8,563
Ocular Therapeutix Inc.[a]	1,993	18,674
Omeros Corp.[a],[b]	4,171	65,610
Pacira Pharmaceuticals Inc./DEa, [b]	4,260	327,125
Paratek Pharmaceuticals Inc.[a], [b]	1,348	25,572
Pernix Therapeutics Holdings Inc.[a]	6,113	18,033
Perrigo Co. PLC	3,118	451,175
Phibro Animal Health Corp.	1,966	59,236
POZEN Inc.[a]	2,952	20,162
Prestige Brands Holdings Inc.[a]	6,028	310,321
Relypsa Inc.[a],[b]	3,644	103,271
Revance Therapeutics Inc.[a]	2,050	70,028
Sagent Pharmaceuticals Inc.[a]	2,552	40,602
SciClone Pharmaceuticals Inc.[a], [b]	5,785	53,222
Sucampo Pharmaceuticals Inc. Class Aa, [b]	2,865	49,536
Supernus Pharmaceuticals Inc.[a]	4,251	57,133
Teligent Inc.[a],[b]	5,252	46,743
Tetraphase Pharmaceuticals Inc.[a], [b]	4,168	41,805
TherapeuticsMD Inc.[a],[b]	14,557	150,956
Theravance Inc.[b]	8,492	89,506
VIVUS Inc.[a],[b]	11,320	11,546
XenoPort Inc.[a]	6,566	36,047

100

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2015

Security	Shares	Value

Zoetis Inc.	57,663	$2,763,211
Zogenix Inc.[a],[b]	3,206	47,256
Zynerba Pharmaceuticals Inc.[a]	352	3,545

		46,517,419
PROFESSIONAL SERVICES — 0.61%
Advisory Board Co. (The)[a],[b]	4,870	241,601
Barrett Business Services Inc.	874	38,054
CEB Inc.	3,866	237,334
Dun & Bradstreet Corp. (The)	1,258	130,744
Equifax Inc.	13,752	1,531,560
Exponent Inc.	2,872	143,456
Franklin Covey Co.[a],[b]	95	1,590
FTI Consulting Inc.[a]	358	12,408
GP Strategies Corp.[a]	1,548	38,870
Heidrick & Struggles International Inc.	55	1,497
Huron Consulting Group Inc.[a]	301	17,879
IHS Inc. Class Aa	6,774	802,245
Insperity Inc.	2,243	108,001
Kforce Inc.	2,930	74,070
Korn/Ferry International	3,226	107,039
Mistras Group Inc.[a]	997	19,033
Nielsen Holdings PLC	29,218	1,361,559
On Assignment Inc.[a]	5,876	264,126
Resources Connection Inc.	724	11,830
Robert Half International Inc.	15,625	736,563
RPX Corp.[a]	1,267	13,937
Towers Watson & Co. Class A	1,408	180,872
TransUnion[a]	2,902	80,008
TriNet Group Inc.[a]	4,266	82,547
TrueBlue Inc.[a]	4,883	125,786
Verisk Analytics Inc. Class Aa, [b]	19,570	1,504,542
Volt Information Sciences Inc.[a]	672	5,470
WageWorks Inc.[a]	4,194	190,282

		8,062,903
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.54%
Alexander’s Inc.	233	89,498
American Assets Trust Inc.	3,849	147,609
American Tower Corp.	48,799	4,731,063
Boston Properties Inc.	16,164	2,061,556
CareTrust REIT Inc.	5,514	60,378
Columbia Property Trust Inc.	1,988	46,678
CoreSite Realty Corp.	2,843	161,255
Crown Castle International Corp.	38,482	3,326,769

Security	Shares	Value

CubeSmart[b]	14,922	$456,912
CyrusOne Inc.	6,886	257,881
Digital Realty Trust Inc.[b]	9,648	729,582
DuPont Fabros Technology Inc.	2,644	84,053
Easterly Government Properties Inc.	1,576	27,076
EastGroup Properties Inc.[b]	693	38,538
Empire State Realty Trust Inc. Class Ab	5,924	107,047
Equinix Inc.	7,092	2,144,621
Equity Lifestyle Properties Inc.	9,678	645,232
Equity One Inc.	691	18,761
Extra Space Storage Inc.	14,156	1,248,701
Federal Realty Investment Trust	7,922	1,157,404
Four Corners Property Trust Inc.[a]	963	23,266
Gaming and Leisure Properties Inc.[b]	1,348	37,474
Healthcare Trust of America Inc. Class A	1,559	42,046
Inland Real Estate Corp.[b]	3,227	34,271
Iron Mountain Inc.	9,425	254,569
Lamar Advertising Co. Class A	9,412	564,532
LTC Properties Inc.	283	12,209
National Health Investors Inc.	1,543	93,922
National Storage Affiliates Trust[b]	2,350	40,255
Omega Healthcare Investors Inc.[b]	5,805	203,059
Plum Creek Timber Co. Inc.	8,393	400,514
Post Properties Inc.	2,155	127,490
Potlatch Corp.	3,318	100,336
PS Business Parks Inc.	277	24,218
Public Storage	15,273	3,783,122
QTS Realty Trust Inc. Class A	2,982	134,518
RLJ Lodging Trust	5,516	119,311
Ryman Hospitality Properties Inc.	5,112	263,984
Sabra Health Care REIT Inc.	996	20,149
Saul Centers Inc.	1,050	53,833
Simon Property Group Inc.	35,917	6,983,701
Sovran Self Storage Inc.	3,560	382,024
Sun Communities Inc.	906	62,088
Tanger Factory Outlet Centers Inc.	10,987	359,275
Taubman Centers Inc.	2,621	201,083
Universal Health Realty Income Trust	362	18,104
Urban Edge Properties	10,172	238,533
Urstadt Biddle Properties Inc. Class A	204	3,925
Welltower Inc.	18,235	1,240,527
Weyerhaeuser Co.	5,140	154,097

		33,517,049

101

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2015

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.18%
Altisource Asset Management Corp.[a,b]	64	$1,098
Altisource Portfolio Solutions SAa	1,615	44,913
CBRE Group Inc. Class Aa	33,073	1,143,664
Consolidated-Tomoka Land Co.	239	12,598
Howard Hughes Corp. (The)[a]	1,889	213,759
Jones Lang LaSalle Inc.	3,782	604,591
Kennedy-Wilson Holdings Inc.	1,044	25,140
Marcus & Millichap Inc.[a]	1,581	46,070
Realogy Holdings Corp.[a]	6,132	224,860

		2,316,693
ROAD & RAIL — 0.93%
AMERCO	399	155,410
ArcBest Corp.	971	20,770
Avis Budget Group Inc.[a],[b]	11,660	423,141
Celadon Group Inc.	2,192	21,679
Covenant Transportation Group Inc. Class Aa	1,283	24,236
CSX Corp.	29,560	767,082
Genesee & Wyoming Inc. Class Aa	2,516	135,084
Heartland Express Inc.	5,868	99,873
Hertz Global Holdings Inc.[a]	47,068	669,778
JB Hunt Transport Services Inc.	10,679	783,411
Knight Transportation Inc.	7,136	172,905
Landstar System Inc.	5,163	302,810
Marten Transport Ltd.	301	5,328
Old Dominion Freight Line Inc.[a]	8,129	480,180
PAM Transportation Services Inc.[a]	332	9,160
Roadrunner Transportation Systems Inc.[a]	1,255	11,835
Saia Inc.[a]	2,956	65,771
Swift Transportation Co.[a],[b]	10,054	138,946
Union Pacific Corp.	101,020	7,899,764
Universal Truckload Services Inc.	624	8,761
USA Truck Inc.[a]	369	6,439
Werner Enterprises Inc.	1,368	31,998
YRC Worldwide Inc.[a]	926	13,131

		12,247,492
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.17%
Advanced Energy Industries Inc.[a]	2,562	72,325
Advanced Micro Devices Inc.[a], [b]	31,908	91,576
Ambarella Inc.[a],[b]	3,574	199,215
Analog Devices Inc.	33,064	1,829,100
Applied Materials Inc.	78,580	1,467,089

Security	Shares	Value

Applied Micro Circuits Corp.[a]	2,537	$16,161
Atmel Corp.	47,825	411,773
Avago Technologies Ltd.[b]	29,586	4,294,408
Broadcom Corp. Class A	4,579	264,758
Cabot Microelectronics Corp.[a]	2,390	104,634
Cascade Microtech Inc.[a]	1,252	20,345
Cavium Inc.[a]	6,458	424,355
CEVA Inc.[a]	1,222	28,546
Cirrus Logic Inc.[a],[b]	7,190	212,321
Entegris Inc.[a]	9,370	124,340
Exar Corp.[a]	631	3,868
FormFactor Inc.[a]	3,001	27,009
Inphi Corp.[a]	4,291	115,943
Integrated Device Technology Inc.[a]	17,231	454,037
Intel Corp.	38,365	1,321,674
KLA-Tencor Corp.	18,510	1,283,668
Lam Research Corp.	13,046	1,036,113
Lattice Semiconductor Corp.[a]	3,273	21,176
Linear Technology Corp.	27,632	1,173,531
M/A-COM Technology Solutions Holdings Inc.[a], [b]	2,634	107,704
Mattson Technology Inc.[a]	8,502	30,012
Maxim Integrated Products Inc.	11,381	432,478
MaxLinear Inc. Class Aa	5,857	86,274
Microchip Technology Inc.	24,125	1,122,778
Micron Technology Inc.[a]	9,754	138,117
Microsemi Corp.[a],[b]	11,062	360,511
Monolithic Power Systems Inc.	4,527	288,415
NVE Corp.	285	16,011
ON Semiconductor Corp.[a]	46,044	451,231
PDF Solutions Inc.[a]	2,529	27,414
PMC-Sierra Inc.[a]	6,837	79,446
Power Integrations Inc.	2,254	109,612
Qorvo Inc.[a]	16,286	828,957
Rambus Inc.[a],[b]	13,272	153,822
Rudolph Technologies Inc.[a]	632	8,987
Semtech Corp.[a]	2,581	48,833
Silicon Laboratories Inc.[a]	3,541	171,880
Skyworks Solutions Inc.	22,032	1,692,719
SunEdison Inc.[a],[b]	28,603	145,589
SunPower Corp.[a],[b]	376	11,284
Synaptics Inc.[a]	4,230	339,838
Tessera Technologies Inc.	3,852	115,599
Texas Instruments Inc.	120,038	6,579,283
Xcerra Corp.[a],[b]	2,218	13,419

102

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2015

Security	Shares	Value

Xilinx Inc.	6,824	$320,523

		28,678,701
SOFTWARE — 5.83%
A10 Networks Inc.[a]	3,847	25,236
ACI Worldwide Inc.[a]	13,598	290,997
Adobe Systems Inc.[a]	57,727	5,422,874
American Software Inc./GA Class A	408	4,154
ANSYS Inc.[a]	1,944	179,820
Aspen Technology Inc.[a]	9,770	368,915
Autodesk Inc.[a]	19,528	1,189,841
AVG Technologies NVa	4,607	92,370
Barracuda Networks Inc.[a]	928	17,335
Blackbaud Inc.	5,473	360,452
Bottomline Technologies de Inc.[a]	4,151	123,409
BroadSoft Inc.[a],[b]	3,344	118,244
Cadence Design Systems Inc.[a]	33,892	705,293
Callidus Software Inc.[a]	6,571	122,024
CDK Global Inc.	18,534	879,809
Citrix Systems Inc.[a]	18,491	1,398,844
Code Rebel Corp.[a],[b]	63	169
CommVault Systems Inc.[a]	5,184	203,990
Digimarc Corp.[a]	914	33,370
Digital Turbine Inc.[a],[b]	5,171	6,877
Ebix Inc.[b]	2,996	98,239
Electronic Arts Inc.[a]	36,326	2,496,323
Ellie Mae Inc.[a],[b]	3,472	209,119
Epiq Systems Inc.	1,332	17,409
Fair Isaac Corp.	3,572	336,411
FireEye Inc.[a],[b]	16,002	331,882
FleetMatics Group PLC[a],[b]	4,484	227,742
Fortinet Inc.[a]	16,576	516,674
Gigamon Inc.[a]	3,177	84,413
Globant SAa	1,679	62,979
Glu Mobile Inc.[a]	6,492	15,776
Guidance Software Inc.[a]	2,900	17,458
Guidewire Software Inc.[a]	8,062	485,010
HubSpot Inc.[a]	2,204	124,107
Imperva Inc.[a]	3,060	193,729
Infoblox Inc.[a],[b]	6,858	126,119
Interactive Intelligence Group Inc.[a]	1,928	60,578
Intuit Inc.	31,852	3,073,718
Jive Software Inc.[a]	5,196	21,200
King Digital Entertainment PLC	9,123	163,119
Manhattan Associates Inc.[a]	8,464	560,063

Security	Shares	Value

Microsoft Corp.	529,111	$29,355,078
MicroStrategy Inc. Class Aa	1,050	188,255
MobileIron Inc.[a]	4,294	15,501
Model N Inc.[a]	2,796	31,203
Monotype Imaging Holdings Inc.	4,575	108,153
NetSuite Inc.[a],[b]	4,617	390,691
Oracle Corp.	219,335	8,012,308
Park City Group Inc.[a],[b]	1,002	11,934
Paycom Software Inc.[a]	3,583	134,828
Paylocity Holding Corp.[a],[b]	1,692	68,611
Pegasystems Inc.	4,308	118,470
Proofpoint Inc.[a],[b]	4,527	294,300
PROS Holdings Inc.[a]	2,694	62,070
PTC Inc.[a]	13,372	463,072
QAD Inc. Class A	257	5,274
Qlik Technologies Inc.[a]	10,475	331,639
Qualys Inc.[a]	2,874	95,101
Rapid7 Inc.[a],[b]	690	10,440
RealPage Inc.[a],[b]	6,232	139,908
Red Hat Inc.[a]	21,167	1,752,839
RingCentral Inc. Class Aa	6,132	144,593
Rubicon Project Inc. (The)[a]	2,913	47,919
salesforce.com inc.[a]	75,691	5,934,174
Sapiens International Corp. NV	2,014	20,543
ServiceNow Inc.[a]	17,791	1,539,989
Silver Spring Networks Inc.[a]	4,314	62,165
SolarWinds Inc.[a]	7,188	423,373
Solera Holdings Inc.	7,798	427,564
Splunk Inc.[a],[b]	14,551	855,744
SS&C Technologies Holdings Inc.	8,379	572,034
Synchronoss Technologies Inc.[a], [b]	4,493	158,288
Synopsys Inc.[a]	1,296	59,111
Tableau Software Inc. Class Aa, [b]	5,708	537,808
Take-Two Interactive Software Inc.[a]	4,933	171,866
Tangoe Inc.[a]	4,198	35,221
TiVo Inc.[a]	11,045	95,318
TubeMogul Inc.[a],[b]	1,592	21,651
Tyler Technologies Inc.[a]	3,870	674,618
Ultimate Software Group Inc. (The)[a]	3,293	643,814
Varonis Systems Inc.[a],[b]	993	18,668
VASCO Data Security International Inc.[a], [b]	3,614	60,462
Verint Systems Inc.[a]	6,792	275,484
VirnetX Holding Corp.[a],[b]	4,818	12,382
VMware Inc. Class Aa	9,511	538,037

103

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2015

Security	Shares	Value

Workday Inc. Class Aa	12,301	$980,144
Workiva Inc.[a]	613	10,770
Xura Inc.[a]	2,588	63,613
Zendesk Inc.[a]	6,145	162,474
Zix Corp.[a]	7,177	36,459

		76,940,052
SPECIALTY RETAIL — 4.61%
Aaron’s Inc.	1,277	28,592
Advance Auto Parts Inc.	8,439	1,270,154
America’s Car-Mart Inc./TXa, [b]	51	1,361
American Eagle Outfitters Inc.	19,788	306,714
Asbury Automotive Group Inc.[a]	2,964	199,892
Ascena Retail Group Inc.[a],[b]	3,639	35,844
AutoNation Inc.[a]	8,379	499,891
AutoZone Inc.[a]	3,600	2,670,876
Bed Bath & Beyond Inc.[a], [b]	19,781	954,433
Boot Barn Holdings Inc.[a],[b]	1,325	16,284
Buckle Inc. (The)[b]	3,202	98,558
Build-A-Bear Workshop Inc.[a]	55	673
Burlington Stores Inc.[a]	7,751	332,518
Cabela’s Inc.[a],[b]	644	30,094
Caleres Inc.	387	10,379
CarMax Inc.[a],[b]	24,116	1,301,541
Cato Corp. (The) Class A	629	23,160
Chico’s FAS Inc.	16,297	173,889
Children’s Place Inc. (The)	632	34,886
Citi Trends Inc.	52	1,105
Container Store Group Inc. (The)[a], [b]	1,908	15,646
CST Brands Inc.	7,450	291,593
Destination XL Group Inc.[a]	658	3,632
Dick’s Sporting Goods Inc.	7,388	261,166
DSW Inc. Class A	574	13,696
Express Inc.[a]	8,719	150,664
Finish Line Inc. (The) Class A	1,639	29,633
Five Below Inc.[a],[b]	6,206	199,213
Foot Locker Inc.	13,969	909,242
Francesca’s Holdings Corp.[a]	4,837	84,212
Gap Inc. (The)	27,606	681,868
GNC Holdings Inc. Class A	10,104	313,426
Group 1 Automotive Inc.	587	44,436
Hibbett Sports Inc.[a],[b]	2,697	81,557
Home Depot Inc. (The)	149,850	19,817,662
Kirkland’s Inc.	1,955	28,348
L Brands Inc.	28,572	2,737,769

Security	Shares	Value

Lithia Motors Inc. Class A	2,637	$281,289
Lowe’s Companies Inc.	109,799	8,349,116
MarineMax Inc.[a]	1,562	28,772
Mattress Firm Holding Corp.[a], [b]	2,305	102,872
Men’s Wearhouse Inc. (The)	5,517	80,990
Michaels Companies Inc. (The)[a]	7,144	157,954
Monro Muffler Brake Inc.[b]	3,687	244,153
Murphy USA Inc.[a]	320	19,437
O’Reilly Automotive Inc.[a]	11,665	2,956,144
Office Depot Inc.[a]	11,058	62,367
Outerwall Inc.[b]	2,050	74,907
Party City Holdco Inc.[a],[b]	2,885	37,245
Penske Automotive Group Inc.	1,952	82,648
Pier 1 Imports Inc.	10,351	52,687
Restoration Hardware Holdings Inc.[a], [b]	3,852	306,041
Ross Stores Inc.	47,752	2,569,535
Sally Beauty Holdings Inc.[a]	18,281	509,857
Select Comfort Corp.[a]	5,882	125,934
Signet Jewelers Ltd.	9,256	1,144,875
Sportsman’s Warehouse Holdings Inc.[a]	666	8,591
Tiffany & Co.	9,826	749,626
Tile Shop Holdings Inc.[a],[b]	2,953	48,429
TJX Companies Inc. (The)	78,489	5,565,655
Tractor Supply Co.	15,734	1,345,257
Ulta Salon Cosmetics & Fragrance Inc.[a]	7,408	1,370,480
Urban Outfitters Inc.[a],[b]	10,156	231,049
Vitamin Shoppe Inc.[a]	262	8,567
Williams-Sonoma Inc.	10,658	622,534
Winmark Corp.	294	27,345
Zumiez Inc.[a],[b]	1,892	28,607

		60,847,570
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.44%
3D Systems Corp.[a],[b]	4,620	40,148
Apple Inc.	664,544	69,949,901
Avid Technology Inc.[a],[b]	2,307	16,818
CPI Card Group Inc.[a]	1,402	14,945
Cray Inc.[a]	4,691	152,223
Diebold Inc.	7,473	224,863
Eastman Kodak Co.[a]	1,962	24,604
Electronics For Imaging Inc.[a]	5,465	255,434
EMC Corp./MA	18,522	475,645
Immersion Corp.[a],[b]	2,887	33,662
NetApp Inc.	10,130	268,749

104

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2015

Security	Shares	Value

Nimble Storage Inc.[a]	5,808	$53,434
Pure Storage Inc. Class Aa,[b]	1,949	30,346
Silicon Graphics International Corp.[a], [b]	3,616	21,334
Super Micro Computer Inc.[a]	4,228	103,628
Violin Memory Inc.[a],[b]	8,778	7,901

		71,673,635
TEXTILES, APPAREL & LUXURY GOODS — 1.48%
Carter’s Inc.	6,051	538,720
Cherokee Inc.[a]	926	15,973
Coach Inc.	4,481	146,663
Columbia Sportswear Co.	2,275	110,929
Crocs Inc.[a]	6,788	69,509
Culp Inc.	1,229	31,303
Deckers Outdoor Corp.[a],[b]	2,264	106,861
Fossil Group Inc.[a],[b]	3,914	143,096
G-III Apparel Group Ltd.[a]	4,549	201,339
Hanesbrands Inc.	46,502	1,368,554
Kate Spade & Co.[a]	14,589	259,247
lululemon athletica Inc.[a],[b]	12,957	679,854
Michael Kors Holdings Ltd.[a]	21,255	851,475
NIKE Inc. Class B	156,732	9,795,750
Oxford Industries Inc.	1,694	108,111
Ralph Lauren Corp.	351	39,129
Sequential Brands Group Inc.[a]	3,268	25,850
Skechers U.S.A. Inc. Class Aa	14,249	430,462
Steven Madden Ltd.[a]	6,561	198,273
Superior Uniform Group Inc.	910	15,452
Tumi Holdings Inc.[a],[b]	6,447	107,214
Under Armour Inc. Class Aa,[b]	20,592	1,659,921
Unifi Inc.[a]	51	1,436
VF Corp.	38,972	2,426,007
Vince Holding Corp.[a],[b]	2,572	11,780
Wolverine World Wide Inc.	11,993	200,403

		19,543,311
THRIFTS & MORTGAGE FINANCE — 0.05%
BofI Holding Inc.[a],[b]	6,934	145,961
Essent Group Ltd.[a]	6,254	136,900
HomeStreet Inc.[a]	708	15,371
IMPAC Mortgage Holdings Inc.[a], [b]	936	16,848
LendingTree Inc.[a],[b]	724	64,639
Meridian Bancorp. Inc.	945	13,324
MGIC Investment Corp.[a]	17,280	152,582
Stonegate Mortgage Corp.[a]	288	1,570

Security	Shares	Value

United Financial Bancorp. Inc.	953	$12,275
Walker & Dunlop Inc.[a]	1,555	44,799
WSFS Financial Corp.	234	7,572

		611,841
TOBACCO — 1.89%
Altria Group Inc.	213,488	12,427,137
Philip Morris International Inc.	89,007	7,824,605
Reynolds American Inc.	95,290	4,397,634
Vector Group Ltd.[b]	9,772	230,521

		24,879,897
TRADING COMPANIES & DISTRIBUTORS — 0.38%
Air Lease Corp.	675	22,599
Applied Industrial Technologies Inc.	1,793	72,599
Beacon Roofing Supply Inc.[a]	1,314	54,111
BMC Stock Holdings Inc.[a],[b]	4,042	67,703
DXP Enterprises Inc.[a]	382	8,710
Fastenal Co.[b]	34,020	1,388,696
H&E Equipment Services Inc.	3,564	62,299
HD Supply Holdings Inc.[a]	19,771	593,723
Kaman Corp.	289	11,794
Lawson Products Inc./DEa	402	9,387
MSC Industrial Direct Co. Inc. Class A	1,648	92,733
Neff Corp.[a]	320	2,451
United Rentals Inc.[a]	11,182	811,142
Univar Inc.[a]	2,251	38,289
Watsco Inc.	2,985	349,633
WW Grainger Inc.	7,234	1,465,536

		5,051,405
WATER UTILITIES — 0.00%
American States Water Co.	378	15,857
York Water Co. (The)	66	1,646

		17,503
WIRELESS TELECOMMUNICATION SERVICES — 0.01%
Boingo Wireless Inc.[a]	2,249	14,888
Leap Wireless International Inc.	638	1,608
Shenandoah Telecommunications Co.	2,303	99,144

		115,640

105

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2015

Security	Shares	Value

TOTAL COMMON STOCKS (Cost: $1,237,760,720)		$1,315,835,702

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[b], [a]	236	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 4.40%

MONEY MARKET FUNDS — 4.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	53,763,467	53,763,467
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	2,697,890	2,697,890

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	1,559,254	$1,559,254

		58,020,611

TOTAL SHORT-TERM INVESTMENTS (Cost: $58,020,611)		58,020,611

TOTAL INVESTMENTS IN SECURITIES — 104.19% (Cost: $1,295,781,331)		1,373,856,313
Other Assets, Less Liabilities — (4.19)%		(55,288,944)

NET ASSETS — 100.00%		$1,318,567,369

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of December 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	18	Mar. 2016	Chicago Mercantile	1,831,860	(988)
Russell 2000 Mini	4	Mar. 2016	ICE Markets Equity	452,600	(2,401)

			Net unrealized depreciation		$(3,389)

See accompanying notes to schedules of investments.

106

Schedule of Investments (Unaudited)

iSHARES® CORE U.S. VALUE ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.74%

AEROSPACE & DEFENSE — 2.40%
AAR Corp.	2,961	$77,845
Aerojet Rocketdyne Holdings Inc.[a]	2,636	41,280
Aerovironment Inc.[a]	1,846	54,402
American Science & Engineering Inc.	622	25,738
BWX Technologies Inc.	7,155	227,314
Cubic Corp.	1,881	88,877
Curtiss-Wright Corp.	3,856	264,136
DigitalGlobe Inc.[a],[b]	6,053	94,790
Ducommun Inc.[a]	890	14,436
Engility Holdings Inc.	1,689	54,859
Esterline Technologies Corp.[a]	2,450	198,450
General Dynamics Corp.	16,938	2,326,604
Keyw Holding Corp. (The)[a],[b]	3,206	19,300
KLX Inc.[a]	4,340	133,628
Kratos Defense & Security Solutions Inc.[a], [b]	3,775	15,477
L-3 Communications Holdings Inc.	6,949	830,475
Lockheed Martin Corp.	6,433	1,396,926
Moog Inc. Class Aa	2,794	169,316
National Presto Industries Inc.	424	35,133
Northrop Grumman Corp.	10,627	2,006,484
Orbital ATK Inc.	5,053	451,435
Precision Castparts Corp.	9,365	2,172,774
Raytheon Co.	25,548	3,181,492
Sparton Corp.[a]	339	6,777
Spirit AeroSystems Holdings Inc. Class Aa	939	47,016
Teledyne Technologies Inc.[a]	2,174	192,834
Textron Inc.	17,934	753,407
Triumph Group Inc.	4,072	161,862
United Technologies Corp.	67,749	6,508,646
Vectrus Inc.[a]	46	961

		21,552,674

Security	Shares	Value

AIR FREIGHT & LOGISTICS — 0.28%
Air Transport Services Group Inc.[a]	4,826	$48,646
Atlas Air Worldwide Holdings Inc.[a]	2,089	86,359
FedEx Corp.	15,151	2,257,348
Hub Group Inc. Class Aa	236	7,776
Radiant Logistics Inc.[a]	119	408
UTi Worldwide Inc.[a]	7,334	51,558
XPO Logistics Inc.[a],[b]	1,069	29,130

		2,481,225
AIRLINES — 0.07%
Copa Holdings SA Class Ab	2,711	130,833
JetBlue Airways Corp.[a]	16,392	371,279
Republic Airways Holdings Inc.[a]	4,522	17,771
SkyWest Inc.	4,178	79,466
Virgin America Inc.[a],[b]	135	4,861

		604,210
AUTO COMPONENTS — 0.38%
Cooper Tire & Rubber Co.	4,269	161,582
Cooper-Standard Holding Inc.[a]	1,032	80,073
Dana Holding Corp.	6,383	88,085
Federal-Mogul Holdings Corp.[a], [b]	2,532	17,344
Gentex Corp.	12,683	203,055
Goodyear Tire & Rubber Co. (The)	22,780	744,223
Horizon Global Corp.[a]	1,382	14,331
Johnson Controls Inc.	42,946	1,695,938
Lear Corp.	1,578	193,826
Metaldyne Performance Group Inc.	439	8,051
Modine Manufacturing Co.[a]	4,006	36,254
Motorcar Parts of America Inc.[a]	113	3,820
Standard Motor Products Inc.	1,813	68,985
Strattec Security Corp.	224	12,654
Superior Industries International Inc.	2,107	38,811
Tower International Inc.	684	19,542

		3,386,574

107

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2015

Security	Shares	Value

AUTOMOBILES — 1.06%
Ford Motor Co.	327,482	$4,614,221
General Motors Co.	134,802	4,584,616
Harley-Davidson Inc.	7,310	331,801
Winnebago Industries Inc.	198	3,940

		9,534,578
BANKS — 12.23%
1st Source Corp.	1,501	46,336
Access National Corp.	470	9,616
Allegiance Bancshares Inc.[a]	252	5,960
American National Bankshares Inc.	732	18,747
Ameris Bancorp.	2,677	90,991
Ames National Corp.	743	18,047
Arrow Financial Corp.	941	25,567
Associated Banc-Corp.	12,728	238,650
Banc of California Inc.	3,018	44,123
BancFirst Corp.	601	35,231
Banco Latinoamericano de Comercio Exterior SA Class E	2,511	65,110
Bancorp. Inc. (The)[a]	3,192	20,333
BancorpSouth Inc.	8,057	193,287
Bank of America Corp.	880,101	14,812,100
Bank of Hawaii Corp.	3,642	229,082
Bank of Marin Bancorp.	470	25,098
BankUnited Inc.	8,629	311,162
Banner Corp.	1,856	85,116
Bar Harbor Bankshares	419	14,422
BB&T Corp.	64,921	2,454,663
BBCN Bancorp. Inc.	6,506	112,033
Berkshire Hills Bancorp. Inc.	2,435	70,883
Blue Hills Bancorp. Inc.	2,595	39,729
BNC Bancorp.	2,119	53,780
BOK Financial Corp.	2,359	141,045
Boston Private Financial Holdings Inc.	6,904	78,291
Bridge Bancorp. Inc.	1,304	39,681
Brookline Bancorp. Inc.	5,650	64,975
Bryn Mawr Bank Corp.	1,392	39,978

Security	Shares	Value

C1 Financial Inc.[a,b]	747	$18,085
Camden National Corp.	723	31,877
Capital Bank Financial Corp. Class A	1,747	55,869
Capital City Bank Group Inc.	1,037	15,918
Cardinal Financial Corp.	2,396	54,509
Cascade Bancorp.[a]	3,076	18,671
Cathay General Bancorp.	6,667	208,877
CenterState Banks Inc.	3,696	57,842
Central Pacific Financial Corp.	1,786	39,328
Century Bancorp. Inc./MA Class A	304	13,212
Chemical Financial Corp.	2,911	99,760
CIT Group Inc.	14,522	576,523
Citigroup Inc.	254,271	13,158,524
Citizens & Northern Corp.	1,081	22,701
Citizens Financial Group Inc.	26,345	689,976
City Holding Co.	1,270	57,963
CNB Financial Corp./PA	1,128	20,338
CoBiz Financial Inc.	3,342	44,850
Columbia Banking System Inc.	4,814	156,503
Comerica Inc.	14,844	620,925
Commerce Bancshares Inc./MO	7,213	306,841
Community Bank System Inc.	3,644	145,541
Community Trust Bancorp. Inc.	1,361	47,581
CommunityOne Bancorp.[a]	1,251	16,851
ConnectOne Bancorp. Inc.	2,366	44,221
CU Bancorp.[a]	1,319	33,450
Cullen/Frost Bankers Inc.	4,524	271,440
Customers Bancorp. Inc.[a],[b]	2,216	60,320
CVB Financial Corp.	8,870	150,080
Eagle Bancorp. Inc.[a]	609	30,736
East West Bancorp. Inc.	11,998	498,637
Enterprise Bancorp. Inc./MA	526	12,019
Enterprise Financial Services Corp.	1,642	46,551
Equity Bancshares Inc. Class Aa	187	4,374
Farmers Capital Bank Corp.[a]	525	14,233

108

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2015

Security	Shares	Value

FCB Financial Holdings Inc. Class Aa	2,521	$90,227
Fidelity Southern Corp.	1,327	29,605
Fifth Third Bancorp.	68,104	1,368,890
Financial Institutions Inc.	1,225	34,300
First Bancorp. Inc./ME	762	15,598
First BanCorp./Puerto Rico[a]	9,437	30,670
First Bancorp./Southern Pines NC	1,970	36,918
First Busey Corp.	2,268	46,789
First Business Financial Services Inc.	672	16,807
First Citizens BancShares Inc./NC Class A	647	167,036
First Commonwealth Financial Corp.	7,250	65,758
First Community Bancshares Inc./VA	1,468	27,349
First Connecticut Bancorp. Inc./Farmington CT	1,638	28,518
First Financial Bancorp.	5,181	93,621
First Financial Bankshares Inc.	2,249	67,852
First Financial Corp./IN	1,025	34,819
First Horizon National Corp.	19,487	282,951
First Interstate BancSystem Inc.	1,812	52,675
First Merchants Corp.	3,297	83,810
First Midwest Bancorp. Inc./IL	6,773	124,826
First NBC Bank Holding Co.[a]	1,359	50,813
First Niagara Financial Group Inc.	29,634	321,529
First of Long Island Corp. (The)	1,074	32,220
First Republic Bank/CA	11,879	784,727
FirstMerit Corp.	13,836	258,041
Flushing Financial Corp.	2,400	51,936
FNB Corp./PA	14,577	194,457
Franklin Financial Network Inc.[a]	424	13,305
Fulton Financial Corp.	14,751	191,911
German American Bancorp. Inc.	1,096	36,519
Glacier Bancorp. Inc.	6,307	167,325
Great Southern Bancorp. Inc.	929	42,047
Great Western Bancorp. Inc.	3,673	106,590

Security	Shares	Value

Green Bancorp. Inc.[a]	1,133	$11,874
Guaranty Bancorp.	1,370	22,660
Hampton Roads Bankshares Inc.[a], [b]	3,075	5,658
Hancock Holding Co.	6,500	163,605
Hanmi Financial Corp.	2,853	67,673
Heartland Financial USA Inc.	1,633	51,211
Heritage Commerce Corp.	1,841	22,018
Heritage Financial Corp./WA	2,593	48,852
Heritage Oaks Bancorp.	1,819	14,570
Hilltop Holdings Inc.[a]	4,087	78,552
Home BancShares Inc./AR	948	38,413
HomeTrust Bancshares Inc.[a],[b]	1,815	36,754
Horizon Bancorp./IN	903	25,248
Huntington Bancshares Inc./OH	67,519	746,760
IBERIABANK Corp.	3,144	173,140
Independent Bank Corp./MI	1,974	30,064
Independent Bank Corp./Rockland MA	2,153	100,158
Independent Bank Group Inc.	816	26,112
International Bancshares Corp.	4,520	116,164
Investors Bancorp. Inc.	29,707	369,555
JPMorgan Chase & Co.	310,992	20,534,802
KeyCorp	70,883	934,947
Lakeland Bancorp. Inc.	3,521	41,513
Lakeland Financial Corp.	1,495	69,697
LegacyTexas Financial Group Inc.	3,984	99,680
Live Oak Bancshares Inc.	403	5,723
M&T Bank Corp.	13,425	1,626,842
MainSource Financial Group Inc.	1,810	41,413
MB Financial Inc.	6,377	206,423
Mercantile Bank Corp.	1,566	38,430
Merchants Bancshares Inc./VT	438	13,793
Metro Bancorp. Inc.	1,172	36,777
MidWestOne Financial Group Inc.	606	18,428

109

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2015

Security	Shares	Value

National Bank Holdings Corp. Class A	2,603	$55,626
National Bankshares Inc.	614	21,822
National Commerce Corp.[a]	393	9,845
National Penn Bancshares Inc.	11,998	147,935
NBT Bancorp. Inc.	3,676	102,487
NewBridge Bancorp.	3,502	42,654
OFG Bancorp.	4,281	31,337
Old National Bancorp./IN	9,762	132,373
Old Second Bancorp. Inc.[a]	3,161	24,782
Opus Bank	794	29,354
Pacific Continental Corp.	1,659	24,686
Pacific Premier Bancorp. Inc.[a]	2,023	42,989
PacWest Bancorp.	9,391	404,752
Park National Corp.	1,092	98,804
Park Sterling Corp.	3,360	24,595
Peapack Gladstone Financial Corp.	1,536	31,672
Penns Woods Bancorp. Inc.	368	15,625
People’s United Financial Inc.	25,800	416,670
People’s Utah Bancorp.	246	4,234
Peoples Bancorp. Inc./OH	1,398	26,338
Peoples Financial Services Corp.	660	25,133
Pinnacle Financial Partners Inc.	2,776	142,575
PNC Financial Services Group Inc. (The)[c]	43,452	4,141,410
Popular Inc.	8,636	244,744
Preferred Bank/Los Angeles CA	1,045	34,506
PrivateBancorp. Inc.	6,568	269,419
Prosperity Bancshares Inc.	5,864	280,651
QCR Holdings Inc.	843	20,476
Regions Financial Corp.	112,866	1,083,514
Renasant Corp.	3,062	105,363
Republic Bancorp. Inc./KY Class A	895	23,637
S&T Bancorp. Inc.	2,909	89,655
Sandy Spring Bancorp. Inc.	2,162	58,288
Seacoast Banking Corp. of Florida[a]	2,239	33,540
ServisFirst Bancshares Inc.	1,817	86,362
Sierra Bancorp.	1,044	18,427
Signature Bank/New York NYa	384	58,894

Security	Shares	Value

Simmons First National Corp. Class A	2,445	$125,575
South State Corp.	1,892	136,129
Southside Bancshares Inc.	2,263	54,357
Southwest Bancorp. Inc.	1,791	31,307
State Bank Financial Corp.	2,941	61,849
Sterling Bancorp./DE	10,031	162,703
Stock Yards Bancorp. Inc.	1,168	44,139
Stonegate Bank	891	29,278
Suffolk Bancorp.	965	27,358
Sun Bancorp. Inc./NJa	658	13,581
SunTrust Banks Inc.	43,241	1,852,444
SVB Financial Group[a]	1,588	188,813
Synovus Financial Corp.	11,119	360,033
Talmer Bancorp. Inc. Class A	4,391	79,521
TCF Financial Corp.	14,099	199,078
Texas Capital Bancshares Inc.[a]	3,505	173,217
Tompkins Financial Corp.	1,351	75,872
TowneBank/Portsmouth VA	4,112	85,817
TriCo Bancshares	2,082	57,130
Tristate Capital Holdings Inc.[a]	1,976	27,644
Triumph Bancorp. Inc.[a]	1,467	24,206
Trustmark Corp.	5,639	129,923
U.S. Bancorp.	140,426	5,991,977
UMB Financial Corp.	3,283	152,824
Umpqua Holdings Corp.	18,851	299,731
Union Bankshares Corp.	3,768	95,104
United Bankshares Inc./WV	5,796	214,394
United Community Banks Inc./GA	4,408	85,912
Univest Corp. of Pennsylvania	1,526	31,832
Valley National Bancorp.	19,411	191,198
Washington Trust Bancorp. Inc.	1,327	52,443
Webster Financial Corp.	7,579	281,863
Wells Fargo & Co.	390,414	21,222,905
WesBanco Inc.	3,148	94,503
West Bancorp. Inc.	1,379	27,235
Westamerica Bancorp.	2,131	99,624
Western Alliance Bancorp.[a]	3,684	132,108
Wilshire Bancorp. Inc.	5,892	68,053
Wintrust Financial Corp.	3,957	191,994
Yadkin Financial Corp.	2,136	53,763
Zions BanCorp.	16,958	462,953

		109,892,674

110

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2015

Security	Shares	Value

BEVERAGES — 0.13%
Brown-Forman Corp. Class A	134	$14,755
Brown-Forman Corp. Class B	708	70,290
Coca-Cola Bottling Co. Consolidated	23	4,198
Craft Brew Alliance Inc.[a]	610	5,106
Molson Coors Brewing Co. Class B	11,606	1,090,035
National Beverage Corp.[a]	47	2,136

		1,186,520
BIOTECHNOLOGY — 0.15%
ACADIA Pharmaceuticals Inc.[a]	515	18,360
Acorda Therapeutics Inc.[a],[b]	282	12,064
Adamas Pharmaceuticals Inc.[a]	1,065	30,161
Agenus Inc.[a]	1,185	5,380
Aimmune Therapeutics Inc.[a],[b]	103	1,900
Akebia Therapeutics Inc.[a]	2,485	32,106
Alkermes PLC[a]	2,112	167,651
Alnylam Pharmaceuticals Inc.[a], [b]	1,111	104,590
Array BioPharma Inc.[a],[b]	1,786	7,537
Arrowhead Research Corp.[a],[b]	1,839	11,310
Axovant Sciences Ltd.[a],[b]	125	2,254
Baxalta Inc.	16,598	647,820
BioCryst Pharmaceuticals Inc.[a], [b]	1,249	12,890
Calithera Biosciences Inc.[a], [b]	1,304	9,989
Catabasis Pharmaceuticals Inc.[a]	33	262
Celldex Therapeutics Inc.[a],[b]	680	10,662
Chiasma Inc.[a]	53	1,037
Cytokinetics Inc.[a],[b]	1,249	13,065
CytomX Therapeutics Inc.[a]	66	1,377
Dimension Therapeutics Inc.	48	541
Edge Therapeutics Inc.[a]	74	925
Emergent BioSolutions Inc.[a]	893	35,729
Geron Corp.[a],[b]	724	3,504
Global Blood Therapeutics Inc.[a], [b]	50	1,617
Idera Pharmaceuticals Inc.[a]	474	1,465
Ignyta Inc.[a],[b]	605	8,107
Immunomedics Inc.[a],[b]	339	1,041
Inovio Pharmaceuticals Inc.[a], [b]	609	4,092
Lexicon Pharmaceuticals Inc.[a], [b]	1,888	25,129

Security	Shares	Value

Loxo Oncology Inc.[a]	868	$24,695
Merrimack Pharmaceuticals Inc.[a], [b]	480	3,792
NantKwest Inc.[a],[b]	49	849
Natera Inc.[a],[b]	95	1,026
Navidea Biopharmaceuticals Inc.[a], [b]	1,656	2,202
Nivalis Therapeutics Inc.[a]	37	286
Ocata Therapeutics Inc.[a]	381	3,208
Osiris Therapeutics Inc.[b]	153	1,588
PDL BioPharma Inc.	13,253	46,916
Peregrine Pharmaceuticals Inc.[a]	1,113	1,302
REGENXBIO Inc.[a]	62	1,029
Rigel Pharmaceuticals Inc.[a]	1,644	4,981
Seres Therapeutics Inc.[a],[b]	85	2,983
Spectrum Pharmaceuticals Inc.[a]	4,093	24,681
Stemline Therapeutics Inc.[a]	851	5,370
Threshold Pharmaceuticals Inc.[a], [b]	280	134
Tokai Pharmaceuticals Inc.[a], [b]	763	6,653
Vanda Pharmaceuticals Inc.[a]	748	6,964
Verastem Inc.[a],[b]	2,071	3,852
Versartis Inc.[a]	1,544	19,130
Voyager Therapeutics Inc.[a]	50	1,095
vTv Therapeutics Inc. Class Aa	45	306
XOMA Corp.[a],[b]	1,184	1,575

		1,337,182
BUILDING PRODUCTS — 0.15%
Armstrong World Industries Inc.[a]	1,161	53,093
Fortune Brands Home & Security Inc.	8,646	479,853
Gibraltar Industries Inc.[a]	2,719	69,171
Griffon Corp.	2,166	38,555
Insteel Industries Inc.	127	2,657
Owens Corning	9,850	463,245
Quanex Building Products Corp.	2,589	53,981
Simpson Manufacturing Co. Inc.	3,206	109,485
Universal Forest Products Inc.	1,649	112,742

		1,382,782

111

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2015

Security	Shares	Value

CAPITAL MARKETS — 2.93%
6D Global Technologies Inc.[a]	768	$2,235
Ameriprise Financial Inc.	2,529	269,136
Arlington Asset Investment Corp. Class Ab	1,543	20,414
Bank of New York Mellon Corp. (The)	83,754	3,452,340
BlackRock Inc.[c]	7,166	2,440,166
Calamos Asset Management Inc. Class A	1,438	13,920
Charles Schwab Corp. (The)	28,039	923,324
CIFC Corp.	6	33
Cowen Group Inc. Class Aa	8,784	33,643
E*TRADE Financial Corp.[a]	24,207	717,495
Franklin Resources Inc.	32,582	1,199,669
Goldman Sachs Group Inc. (The)	36,211	6,526,309
Houlihan Lokey Inc.	674	17,666
Interactive Brokers Group Inc. Class A	4,386	191,230
INTL FCStone Inc.[a]	904	30,248
Invesco Ltd.	31,748	1,062,923
Investment Technology Group Inc.	2,040	34,721
Janus Capital Group Inc.	11,229	158,217
KCG Holdings Inc. Class Aa	2,339	28,793
Ladenburg Thalmann Financial Services Inc.[a], [b]	7,069	19,510
Legg Mason Inc.	5,487	215,255
Moelis & Co. Class A	168	4,902
Morgan Stanley	128,611	4,091,116
Northern Trust Corp.	19,617	1,414,190
Oppenheimer Holdings Inc. Class A	903	15,694
Piper Jaffray Companies[a]	1,231	49,732
Raymond James Financial Inc.	10,677	618,946
RCS Capital Corp. Class Aa	3,676	1,119
Safeguard Scientifics Inc.[a], [b]	1,833	26,597
State Street Corp.	34,582	2,294,861
Stifel Financial Corp.[a],[b]	5,664	239,927
TD Ameritrade Holding Corp.	3,332	115,654
Virtus Investment Partners Inc.	521	61,197
Waddell & Reed Financial Inc. Class A	380	10,891

		26,302,073
CHEMICALS — 1.48%
A Schulman Inc.	254	7,783
Air Products & Chemicals Inc.	3,185	414,400

Security	Shares	Value

Airgas Inc.	4,452	$615,801
Albemarle Corp.	9,355	523,974
American Vanguard Corp.	1,965	27,530
Ashland Inc.	4,812	494,192
Axiall Corp.	5,866	90,336
Cabot Corp.	5,301	216,705
Calgon Carbon Corp.	2,242	38,674
Celanese Corp. Series A	11,887	800,352
Chase Corp.	40	1,629
Chemours Co. (The)	8,124	43,545
Dow Chemical Co. (The)	81,561	4,198,760
Eastman Chemical Co.	9,433	636,822
EI du Pont de Nemours & Co.	40,897	2,723,740
Flotek Industries Inc.[a]	4,818	55,118
FMC Corp.	3,019	118,133
FutureFuel Corp.	1,862	25,137
Hawkins Inc.	793	28,366
Huntsman Corp.	6,121	69,596
Innophos Holdings Inc.	1,692	49,034
Innospec Inc.	1,986	107,860
Intrepid Potash Inc.[a],[b]	5,027	14,830
Kraton Performance Polymers Inc.[a]	2,485	41,276
Kronos Worldwide Inc.	1,824	10,287
LSB Industries Inc.[a],[b]	1,036	7,511
Minerals Technologies Inc.	177	8,117
Mosaic Co. (The)	29,388	810,815
Olin Corp.	7,526	129,899
OMNOVA Solutions Inc.[a]	1,248	7,650
Platform Specialty Products Corp.[a], [b]	9,198	118,010
Praxair Inc.	4,091	418,918
Quaker Chemical Corp.	365	28,200
Rayonier Advanced Materials Inc.	3,432	33,599
Scotts Miracle-Gro Co. (The) Class A	474	30,578
Sensient Technologies Corp.	1,386	87,068
Stepan Co.	788	39,156
Tredegar Corp.	1,637	22,296
Tronox Ltd. Class A	5,623	21,986
Valhi Inc.	796	1,067
Westlake Chemical Corp.	3,488	189,468

		13,308,218

112

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2015

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 0.68%
ABM Industries Inc.	4,672	$133,012
ACCO Brands Corp.[a]	9,173	65,403
ADT Corp. (The)[b]	14,294	471,416
Brady Corp. Class A	3,985	91,575
Casella Waste Systems Inc. Class Aa	2,290	13,694
CECO Environmental Corp.	1,862	14,300
Civeo Corp.	8,639	12,267
Clean Harbors Inc.[a],[b]	1,676	69,805
Deluxe Corp.	1,880	102,535
Ennis Inc.	2,298	44,237
Essendant Inc.	3,201	104,065
G&K Services Inc. Class A	457	28,745
Heritage-Crystal Clean Inc.[a]	762	8,077
InnerWorkings Inc.[a]	1,493	11,198
KAR Auction Services Inc.	7,945	294,203
Kimball International Inc. Class B	1,850	18,075
Matthews International Corp. Class A	2,710	144,850
McGrath RentCorp	2,078	52,345
Mobile Mini Inc.	3,466	107,897
MSA Safety Inc.	820	35,645
NL Industries Inc.[a]	600	1,824
Pitney Bowes Inc.	10,518	217,197
Quad/Graphics Inc.	2,399	22,311
Republic Services Inc.	20,254	890,973
RR Donnelley & Sons Co.	8,273	121,779
SP Plus Corp.[a]	106	2,533
Tetra Tech Inc.	5,032	130,933
TRC Companies Inc.[a]	1,139	10,536
Tyco International PLC	4,454	142,038
UniFirst Corp./MA	1,242	129,416
Viad Corp.	1,818	51,322
VSE Corp.	333	20,706
Waste Connections Inc.	10,478	590,121
Waste Management Inc.	35,127	1,874,728
West Corp.	3,678	79,334

		6,109,095
COMMUNICATIONS EQUIPMENT — 2.27%
ADTRAN Inc.	4,274	73,598
Applied Optoelectronics Inc.[a]	235	4,033

Security	Shares	Value

ARRIS Group Inc.[a]	9,402	$287,419
Bel Fuse Inc. Class B	932	16,114
Black Box Corp.	1,369	13,047
Brocade Communications Systems Inc.	34,876	320,162
Calix Inc.[a]	3,723	29,300
Cisco Systems Inc.	426,221	11,574,031
CommScope Holding Co. Inc.[a]	4,801	124,298
Comtech Telecommunications Corp.	1,504	30,215
Digi International Inc.[a]	2,289	26,049
EchoStar Corp. Class Aa	3,627	141,852
EMCORE Corp.[a],[b]	1,634	10,016
Extreme Networks Inc.[a]	7,062	28,813
Finisar Corp.[a]	8,518	123,852
Harmonic Inc.[a]	6,122	24,916
Harris Corp.	8,594	746,819
InterDigital Inc./PA	262	12,848
Ixia[a]	519	6,451
Juniper Networks Inc.	27,121	748,540
KVH Industries Inc.[a]	167	1,573
Lumentum Holdings Inc.[a]	3,939	86,737
NETGEAR Inc.[a]	2,830	118,605
NetScout Systems Inc.[a]	3,672	112,730
Novatel Wireless Inc.[a]	374	625
Oclaro Inc.[a]	8,297	28,874
Polycom Inc.[a]	11,095	139,686
QUALCOMM Inc.	106,877	5,342,247
ShoreTel Inc.[a]	3,999	35,391
Sonus Networks Inc.[a]	3,763	26,830
Ubiquiti Networks Inc.[a],[b]	157	4,975
ViaSat Inc.[a]	482	29,407
Viavi Solutions Inc.[a]	19,698	119,961

		20,390,014
CONSTRUCTION & ENGINEERING — 0.31%
AECOM[a],[b]	10,892	327,087
Aegion Corp.[a]	2,992	57,776
Ameren Inc. Class Aa	1,811	11,319
Argan Inc.	276	8,942
Chicago Bridge & Iron Co. NV	8,357	325,839
Comfort Systems USA Inc.	382	10,856
EMCOR Group Inc.	5,231	251,297

113

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2015

Security	Shares	Value

Fluor Corp.	12,397	$585,386
Furmanite Corp.[a]	470	3,130
Granite Construction Inc.	3,281	140,788
Great Lakes Dredge & Dock Corp.[a]	4,688	18,564
HC2 Holdings Inc.[a],[b]	647	3,423
Jacobs Engineering Group Inc.[a]	10,479	439,594
KBR Inc.	12,037	203,666
MasTec Inc.[a],[b]	5,415	94,113
MYR Group Inc.[a]	1,648	33,965
Northwest Pipe Co.[a]	874	9,780
Orion Marine Group Inc.[a]	2,417	10,079
Primoris Services Corp.	1,285	28,309
Quanta Services Inc.[a]	10,404	210,681
Tutor Perini Corp.[a]	3,328	55,711

		2,830,305
CONSTRUCTION MATERIALS — 0.18%
Martin Marietta Materials Inc.	4,902	669,515
U.S. Lime & Minerals Inc.	163	8,959
Vulcan Materials Co.	9,629	914,466

		1,592,940
CONSUMER FINANCE — 1.45%
Ally Financial Inc.[a]	31,321	583,823
American Express Co.	58,438	4,064,363
Capital One Financial Corp.	45,747	3,302,019
Cash America International Inc.	2,238	67,028
Discover Financial Services	37,063	1,987,318
Encore Capital Group Inc.[a],[b]	1,590	46,237
Enova International Inc.[a]	269	1,778
Ezcorp Inc. Class Aa	4,699	23,448
First Cash Financial Services Inc.[a], [b]	223	8,347
Green Dot Corp. Class Aa	3,688	60,557
JG Wentworth Co. (The) Class Aa	1,467	2,641
Navient Corp.	30,474	348,927
Nelnet Inc. Class A	2,064	69,289
OneMain Holdings Inc.[a]	4,409	183,150
Regional Management Corp.[a]	1,109	17,156
Santander Consumer USA Holdings Inc.[a]	7,003	110,998
SLM Corp.[a]	2,841	18,523
Synchrony Financial[a]	69,824	2,123,348
World Acceptance Corp.[a],[b]	183	6,789

		13,025,739

Security	Shares	Value

CONTAINERS & PACKAGING — 0.33%
AptarGroup Inc.	4,257	$309,271
Avery Dennison Corp.	534	33,460
Bemis Co. Inc.	7,243	323,690
Berry Plastics Group Inc.[a]	4,216	152,535
Crown Holdings Inc.[a]	6,655	337,409
Graphic Packaging Holding Co.	11,406	146,339
Greif Inc. Class A	2,569	79,151
International Paper Co.	1,774	66,880
Multi Packaging Solutions International Ltd.[a]	546	9,473
Owens-Illinois Inc.[a]	12,494	217,645
Sonoco Products Co.	8,424	344,289
WestRock Co.	19,845	905,329

		2,925,471
DISTRIBUTORS — 0.02%
Core-Mark Holding Co. Inc.	933	76,450
Fenix Parts Inc.[a],[b]	411	2,791
Genuine Parts Co.	931	79,964
VOXX International Corp.[a]	1,671	8,789
Weyco Group Inc.	506	13,540

		181,534
DIVERSIFIED CONSUMER SERVICES — 0.10%
American Public Education Inc.[a]	1,318	24,528
Apollo Education Group Inc.[a]	7,876	60,409
Ascent Capital Group Inc. Class Aa	1,112	18,593
Bridgepoint Education Inc.[a]	1,680	12,785
Cambium Learning Group Inc.[a], [b]	1,087	5,272
Career Education Corp.[a]	5,631	20,441
Carriage Services Inc.	1,211	29,185
Chegg Inc.[a]	3,896	26,220
DeVry Education Group Inc.	5,321	134,674
Graham Holdings Co. Class B	290	140,641
H&R Block Inc.	1,414	47,100
Houghton Mifflin Harcourt Co.[a]	10,517	229,060
K12 Inc.[a]	2,621	23,065
Regis Corp.[a]	3,413	48,294
Strayer Education Inc.[a]	628	37,755
Universal Technical Institute Inc.	1,963	9,148
Weight Watchers International Inc.[a], [b]	186	4,241

		871,411

114

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2015

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 2.79%
Berkshire Hathaway Inc. Class Ba, [b]	145,728	$19,241,925
CME Group Inc./IL	26,925	2,439,405
FNFV Group[a]	6,676	74,972
GAIN Capital Holdings Inc.	2,789	22,619
Intercontinental Exchange Inc.	6,030	1,545,248
Leucadia National Corp.	23,746	412,943
Marlin Business Services Corp.	759	12,190
Nasdaq Inc.	9,663	562,097
NewStar Financial Inc.[a]	2,429	21,812
PICO Holdings Inc.[a]	1,998	20,619
Resource America Inc. Class A	1,080	6,620
Tiptree Financial Inc.	2,101	12,900
Voya Financial Inc.	18,110	668,440

		25,041,790
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.24%
8x8 Inc.[a]	4,663	53,391
AT&T Inc.	435,146	14,973,374
Atlantic Tele-Network Inc.	868	67,904
CenturyLink Inc.	47,410	1,192,836
Cincinnati Bell Inc.[a]	16,777	60,397
Consolidated Communications Holdings Inc.	1,356	28,408
Frontier Communications Corp.	97,274	454,270
Globalstar Inc.[a],[b]	38,411	55,312
Hawaiian Telcom Holdco Inc.[a]	929	23,095
IDT Corp. Class B	1,031	12,021
inContact Inc.[a],[b]	270	2,576
Inteliquent Inc.	1,469	26,104
Intelsat SAa,[b]	1,954	8,129
Iridium Communications Inc.[a], [b]	6,624	55,708
Level 3 Communications Inc.[a]	21,429	1,164,880
Lumos Networks Corp.	280	3,136
ORBCOMM Inc.[a]	5,134	37,170
pdvWireless Inc.[a]	276	7,590
SBA Communications Corp. Class Aa	5,529	580,932
Verizon Communications Inc.	24,686	1,140,987
Vonage Holdings Corp.[a]	13,875	79,642
Windstream Holdings Inc.[b]	696	4,482
Zayo Group Holdings Inc.[a]	1,796	47,756

		20,080,100

Security	Shares	Value

ELECTRIC UTILITIES — 3.29%
ALLETE Inc.	4,070	$206,878
American Electric Power Co. Inc.	41,023	2,390,410
Avangrid Inc.	4,956	190,310
Cleco Corp.	5,050	263,660
Duke Energy Corp.	58,017	4,141,834
Edison International	27,296	1,616,196
El Paso Electric Co.	3,372	129,822
Empire District Electric Co. (The)	3,641	102,203
Entergy Corp.	14,996	1,025,127
Eversource Energy	26,703	1,363,722
Exelon Corp.	77,014	2,138,679
FirstEnergy Corp.	35,530	1,127,367
Genie Energy Ltd. Class B	852	9,500
Great Plains Energy Inc.	12,875	351,616
Hawaiian Electric Industries Inc.	8,969	259,653
IDACORP Inc.	4,204	285,872
ITC Holdings Corp.	8,360	328,130
MGE Energy Inc.	2,903	134,699
NextEra Energy Inc.	37,268	3,871,772
OGE Energy Corp.	16,656	437,886
Otter Tail Corp.	3,354	89,317
Pepco Holdings Inc.	21,116	549,227
Pinnacle West Capital Corp.	9,247	596,247
PNM Resources Inc.	6,647	203,199
Portland General Electric Co.	7,390	268,774
PPL Corp.	55,961	1,909,949
Southern Co. (The)	76,039	3,557,865
Spark Energy Inc. Class A	271	5,615
Westar Energy Inc.	11,782	499,675
Xcel Energy Inc.	42,599	1,529,730

		29,584,934
ELECTRICAL EQUIPMENT — 0.44%
Babcock & Wilcox Enterprises Inc.[a]	3,573	74,569
Eaton Corp. PLC	39,109	2,035,232
Emerson Electric Co.	17,505	837,264
Encore Wire Corp.	455	16,876
EnerSys	2,711	151,626
Franklin Electric Co. Inc.	286	7,731
FuelCell Energy Inc.[a],[b]	998	4,950
General Cable Corp.	365	4,902
Hubbell Inc.	4,194	423,762

115

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2015

Security	Shares	Value

LSI Industries Inc.	1,789	$21,808
Plug Power Inc.[a],[b]	5,867	12,379
Powell Industries Inc.	875	22,776
PowerSecure International Inc.[a], [b]	1,887	28,399
Preformed Line Products Co.	173	7,283
Regal Beloit Corp.	3,541	207,219
Sunrun Inc.[a],[b]	1,307	15,384
Thermon Group Holdings Inc.[a]	2,174	36,784
Vicor Corp.[a]	599	5,463

		3,914,407
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.77%
Agilysys Inc.[a]	1,187	11,858
Anixter International Inc.[a]	2,495	150,673
Arrow Electronics Inc.[a]	7,989	432,844
Avnet Inc.	11,511	493,131
AVX Corp.	4,271	51,850
Benchmark Electronics Inc.[a]	4,373	90,390
Checkpoint Systems Inc.	3,612	22,647
Coherent Inc.[a]	1,817	118,305
Control4 Corp.[a],[b]	1,419	10,316
Corning Inc.	98,993	1,809,592
CTS Corp.	3,053	53,855
Daktronics Inc.	2,281	19,890
Dolby Laboratories Inc. Class A	4,140	139,311
DTS Inc./CAa	172	3,884
Electro Rent Corp.	1,703	15,668
ePlus Inc.[a]	424	39,542
Fabrinet[a]	2,894	68,935
FARO Technologies Inc.[a],[b]	1,070	31,586
Fitbit Inc.[a],[b]	1,142	33,792
FLIR Systems Inc.	4,258	119,522
GSI Group Inc.[a]	2,685	36,570
II-VI Inc.[a]	4,272	79,288
Ingram Micro Inc. Class A	12,310	373,978
Insight Enterprises Inc.[a]	3,236	81,288
Itron Inc.[a]	3,211	116,174
Jabil Circuit Inc.	13,161	306,520
Keysight Technologies Inc.[a]	2,244	63,572
Kimball Electronics Inc.[a]	2,621	28,805
Knowles Corp.[a],[b]	7,619	101,561
Littelfuse Inc.	309	33,066
Mercury Systems Inc.[a]	2,863	52,565

Security	Shares	Value

Multi-Fineline Electronix Inc.[a]	652	$13,483
National Instruments Corp.	7,249	207,974
Newport Corp.[a]	2,079	32,994
OSI Systems Inc.[a]	1,233	109,318
Park Electrochemical Corp.	1,835	27,635
PC Connection Inc.	874	19,787
Plexus Corp.[a]	1,741	60,796
QLogic Corp.[a]	7,286	88,889
Rofin-Sinar Technologies Inc.[a]	2,074	55,542
Rogers Corp.[a]	1,070	55,180
Sanmina Corp.[a]	6,460	132,947
ScanSource Inc.[a]	2,389	76,974
SYNNEX Corp.	2,443	219,699
Tech Data Corp.[a]	3,061	203,189
Trimble Navigation Ltd.[a]	20,857	447,383
TTM Technologies Inc.[a]	5,042	32,823
Vishay Intertechnology Inc.	11,303	136,201
Vishay Precision Group Inc.[a]	1,083	12,260

		6,924,052
ENERGY EQUIPMENT & SERVICES — 1.90%
Archrock Inc.	5,964	44,849
Atwood Oceanics Inc.	5,300	54,219
Baker Hughes Inc.	36,401	1,679,906
Basic Energy Services Inc.[a], [b]	3,153	8,450
Bristow Group Inc.	2,911	75,395
C&J Energy Services Ltd.[a], [b]	4,489	21,368
Cameron International Corp.[a]	16,079	1,016,193
CARBO Ceramics Inc.[b]	1,572	27,038
Diamond Offshore Drilling Inc.	5,359	113,075
Dril-Quip Inc.[a],[b]	3,215	190,424
Ensco PLC Class A	19,997	307,754
Era Group Inc.[a]	1,838	20,494
Exterran Corp.[a]	2,982	47,861
Fairmount Santrol Holdings Inc.[a]	264	620
FMC Technologies Inc.[a]	6,657	193,120
Forum Energy Technologies Inc.[a]	4,813	59,970
Frank’s International NV	2,716	45,330
Geospace Technologies Corp.[a]	1,071	15,069
Gulfmark Offshore Inc. Class Ab	2,441	11,399
Halliburton Co.	71,253	2,425,452
Helix Energy Solutions Group Inc.[a]	8,843	46,514
Helmerich & Payne Inc.	8,193	438,735

116

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2015

Security	Shares	Value

Hornbeck Offshore Services Inc.[a]	2,671	$26,550
Independence Contract Drilling Inc.[a]	1,951	9,853
ION Geophysical Corp.[a]	9,576	4,818
Key Energy Services Inc.[a],[b]	12,104	5,835
Matrix Service Co.[a]	2,119	43,524
McDermott International Inc.[a]	19,913	66,709
Nabors Industries Ltd.	27,367	232,893
National Oilwell Varco Inc.	32,409	1,085,377
Natural Gas Services Group Inc.[a]	1,084	24,173
Newpark Resources Inc.[a]	7,741	40,873
Noble Corp. PLC[b]	20,766	219,081
Nordic American Offshore Ltd.[a]	2,264	11,931
North Atlantic Drilling Ltd.[b]	481	1,182
Oceaneering International Inc.	6,963	261,252
Oil States International Inc.[a]	4,287	116,821
Parker Drilling Co.[a]	11,950	21,749
Patterson-UTI Energy Inc.	12,102	182,498
PHI Inc. NVS[a]	1,040	17,066
Pioneer Energy Services Corp.[a]	4,910	10,655
Rowan Companies PLC Class A	10,415	176,534
RPC Inc.	3,986	47,633
Schlumberger Ltd.	93,545	6,524,764
SEACOR Holdings Inc.[a],[b]	1,525	80,154
Seadrill Ltd.[a],[b]	30,912	104,792
Seventy Seven Energy Inc.[a],[b]	4,957	5,205
Superior Energy Services Inc.	12,557	169,143
Tesco Corp.	3,779	27,360
TETRA Technologies Inc.[a]	6,956	52,309
Tidewater Inc.	3,927	27,332
Unit Corp.[a],[b]	4,261	51,984
Weatherford International PLC[a], [b]	65,407	548,765

		17,042,050
FOOD & STAPLES RETAILING — 1.80%
Andersons Inc. (The)	2,299	72,717
CVS Health Corp.	6,878	672,462
Fairway Group Holdings Corp.[a], [b]	1,146	756
Ingles Markets Inc. Class A	751	33,104
Performance Food Group Co.[a]	590	13,653
Rite Aid Corp.[a]	33,340	261,386
Smart & Final Stores Inc.[a]	1,867	33,998
SpartanNash Co.	3,137	67,885

Security	Shares	Value

SUPERVALU Inc.[a]	21,514	$145,865
Sysco Corp.	34,179	1,401,339
United Natural Foods Inc.[a]	285	11,218
Village Super Market Inc. Class A	764	20,131
Wal-Mart Stores Inc.	132,383	8,115,078
Walgreens Boots Alliance Inc.	61,203	5,211,741
Weis Markets Inc.	1,025	45,408
Whole Foods Market Inc.	2,514	84,219

		16,190,960
FOOD PRODUCTS — 1.75%
Alico Inc.	333	12,884
Amplify Snack Brands Inc.[a]	532	6,129
Arcadia Biosciences Inc.[a],[b]	427	1,298
Archer-Daniels-Midland Co.	51,929	1,904,756
B&G Foods Inc.	162	5,673
Blue Buffalo Pet Products Inc.[a]	1,146	21,442
Boulder Brands Inc.[a]	296	3,250
Bunge Ltd.	12,000	819,360
Campbell Soup Co.	5,939	312,094
ConAgra Foods Inc.	31,046	1,308,899
Darling Ingredients Inc.[a]	13,595	143,019
Dean Foods Co.	4,251	72,905
Diamond Foods Inc.[a]	118	4,549
Flowers Foods Inc.	1,467	31,526
Fresh Del Monte Produce Inc.	2,784	108,242
Ingredion Inc.	5,213	499,614
JM Smucker Co. (The)	10,042	1,238,580
John B Sanfilippo & Son Inc.	521	28,150
Kellogg Co.	2,088	150,900
Lancaster Colony Corp.	517	59,693
Landec Corp.[a],[b]	1,737	20,549
Mondelez International Inc. Class A	136,350	6,113,934
Omega Protein Corp.[a]	1,974	43,823
Pilgrim’s Pride Corp.[b]	4,692	103,646
Pinnacle Foods Inc.	9,698	411,777
Post Holdings Inc.[a]	5,131	316,583
Sanderson Farms Inc.	1,947	150,931
Seaboard Corp.[a],[b]	21	60,789
Seneca Foods Corp. Class Aa	723	20,953
Snyder’s-Lance Inc.	4,071	139,635
Tootsie Roll Industries Inc.[b]	904	28,557
TreeHouse Foods Inc.[a]	3,553	278,768
Tyson Foods Inc. Class A	23,545	1,255,655

		15,678,563

117

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2015

Security	Shares	Value

GAS UTILITIES — 0.46%
AGL Resources Inc.	10,009	$638,674
Atmos Energy Corp.	8,431	531,490
Chesapeake Utilities Corp.	1,317	74,740
Laclede Group Inc. (The)	3,619	215,005
National Fuel Gas Co.	7,046	301,216
New Jersey Resources Corp.	7,146	235,532
Northwest Natural Gas Co.	2,280	115,391
ONE Gas Inc.	4,389	220,196
Piedmont Natural Gas Co. Inc.	6,579	375,135
Questar Corp.	14,666	285,694
South Jersey Industries Inc.	5,661	133,147
Southwest Gas Corp.	3,912	215,786
UGI Corp.	14,397	486,043
WGL Holdings Inc.	4,147	261,219

		4,089,268
HEALTH CARE EQUIPMENT & SUPPLIES — 2.58%
Abbott Laboratories	124,816	5,605,487
Alere Inc.[a]	2,543	99,406
Analogic Corp.	947	78,222
AngioDynamics Inc.[a]	2,266	27,509
Anika Therapeutics Inc.[a]	279	10,647
AtriCure Inc.[a]	729	16,359
Baxter International Inc.	16,564	631,917
Boston Scientific Corp.[a],[b]	103,535	1,909,185
Cardiovascular Systems Inc.[a], [b]	135	2,041
Cerus Corp.[a],[b]	1,221	7,717
ConforMIS Inc.[a],[b]	141	2,438
CONMED Corp.	2,300	101,315
Cooper Companies Inc. (The)	1,266	169,897
CryoLife Inc.	2,303	24,826
Cutera Inc.[a]	395	5,052
Cynosure Inc. Class Aa	279	12,463
DENTSPLY International Inc.	8,686	528,543
EndoChoice Holdings Inc.[a]	98	818
Entellus Medical Inc.[a]	194	3,271
Exactech Inc.[a]	1,094	19,856
Glaukos Corp.[a]	101	2,494
Greatbatch Inc.[a]	2,129	111,772
Haemonetics Corp.[a]	2,252	72,604
Halyard Health Inc.[a]	3,814	127,426
Hill-Rom Holdings Inc.	386	18,551

Security	Shares	Value

ICU Medical Inc.[a]	421	$47,480
Integra LifeSciences Holdings Corp.[a]	1,368	92,723
Invacare Corp.	2,863	49,788
Invuity Inc.[a]	53	467
Lantheus Holdings Inc.[a]	163	551
LeMaitre Vascular Inc.	647	11,161
LivaNova PLC[a]	1,127	66,910
Medtronic PLC	119,431	9,186,633
Meridian Bioscience Inc.	516	10,588
Merit Medical Systems Inc.[a]	3,674	68,300
Novocure Ltd.[a]	117	2,616
OraSure Technologies Inc.[a]	5,131	33,044
Orthofix International NVa	1,515	59,403
Oxford Immunotec Global PLC[a]	91	1,046
Penumbra Inc.[a]	63	3,390
Quidel Corp.[a],[b]	1,294	27,433
Rockwell Medical Inc.[a],[b]	707	7,240
RTI Surgical Inc.[a]	1,227	4,871
SeaSpine Holdings Corp.[a]	399	6,855
St. Jude Medical Inc.	10,353	639,505
Stryker Corp.	13,982	1,299,487
SurModics Inc.[a]	1,021	20,696
Teleflex Inc.	3,470	456,131
TransEnterix Inc.[a],[b]	2,394	5,937
Unilife Corp.[a],[b]	1,656	820
Wright Medical Group NVa	3,485	84,267
Zimmer Biomet Holdings Inc.	13,430	1,377,784

		23,154,942
HEALTH CARE PROVIDERS & SERVICES — 1.54%
Aceto Corp.	259	6,988
Addus HomeCare Corp.[a],[b]	450	10,476
Aetna Inc.	22,033	2,382,208
Alliance HealthCare Services Inc.[a]	290	2,662
Almost Family Inc.[a]	716	27,373
Amedisys Inc.[a]	460	18,087
AmSurg Corp.[a]	3,442	261,592
Anthem Inc.	17,656	2,461,953
BioScrip Inc.[a],[b]	6,208	10,864
Brookdale Senior Living Inc.[a]	11,971	220,985
Cardinal Health Inc.	2,653	236,833
Community Health Systems Inc.[a]	9,853	261,400

118

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2015

Security	Shares	Value

Cross Country Healthcare Inc.[a]	1,021	$16,734
DaVita HealthCare Partners Inc.[a]	10,487	731,049
Ensign Group Inc. (The)	208	4,707
Express Scripts Holding Co.[a]	9,035	789,749
Five Star Quality Care Inc.[a]	4,736	15,060
Genesis Healthcare Inc.[a]	1,774	6,156
Hanger Inc.[a]	2,799	46,044
HCA Holdings Inc.[a]	24,764	1,674,789
Health Net Inc./CAa	5,375	367,972
Healthways Inc.[a]	2,435	31,338
Humana Inc.	929	165,836
Kindred Healthcare Inc.	6,911	82,310
Laboratory Corp. of America Holdings[a]	5,660	699,802
LHC Group Inc.[a]	1,017	46,060
LifePoint Health Inc.[a]	3,339	245,083
Magellan Health Inc.[a]	2,022	124,676
MEDNAX Inc.[a],[b]	3,277	234,830
National Healthcare Corp.	929	57,319
National Research Corp. Class A	117	1,877
Owens & Minor Inc.	5,264	189,399
Patterson Companies Inc.	3,255	147,159
PharMerica Corp.[a]	2,672	93,520
Quest Diagnostics Inc.	12,003	853,893
Select Medical Holdings Corp.	449	5,348
Surgery Partners Inc.[a],[b]	555	11,372
Surgical Care Affiliates Inc.[a]	39	1,553
Teladoc Inc.[a],[b]	175	3,143
Triple-S Management Corp. Class Ba	2,013	48,131
Trupanion Inc.[a],[b]	761	7,427
UnitedHealth Group Inc.	3,971	467,148
Universal American Corp./NY	4,523	31,661
Universal Health Services Inc. Class B	6,287	751,234
VCA Inc.[a]	393	21,615

		13,875,415
HEALTH CARE TECHNOLOGY — 0.02%
Allscripts Healthcare Solutions Inc.[a]	10,339	159,014
Evolent Health Inc.[a],[b]	253	3,064
MedAssets Inc.[a]	316	9,777
Vocera Communications Inc.[a]	811	9,894

		181,749

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 0.67%
Aramark	1,280	$41,280
Belmond Ltd.[a]	7,880	74,860
Biglari Holdings Inc.[a],[b]	140	45,615
Bob Evans Farms Inc./DE	1,588	61,694
Bravo Brio Restaurant Group Inc.[a]	139	1,251
Caesars Acquisition Co. Class Aa	4,125	28,091
Caesars Entertainment Corp.[a], [b]	5,321	41,983
Carnival Corp.	35,577	1,938,235
Carrols Restaurant Group Inc.[a]	788	9,251
Cracker Barrel Old Country Store Inc.[b]	144	18,264
Darden Restaurants Inc.	8,413	535,403
Del Frisco’s Restaurant Group Inc.[a]	1,687	27,026
Denny’s Corp.[a],[b]	2,314	22,747
DineEquity Inc.	98	8,298
Eldorado Resorts Inc.[a]	1,212	13,332
Empire Resorts Inc.[b]	11	198
Fogo De Chao Inc.[a],[b]	88	1,334
Hyatt Hotels Corp. Class Aa, [b]	2,841	133,584
International Game Technology PLC	2,414	39,059
International Speedway Corp. Class A	2,339	78,871
Intrawest Resorts Holdings Inc.[a]	1,926	15,061
Isle of Capri Casinos Inc.[a]	262	3,650
J Alexander’s Holdings Inc.[a]	1,150	12,558
Kona Grill Inc.[a],[b]	339	5,377
Marcus Corp. (The)	1,858	35,246
Marriott Vacations Worldwide Corp.	934	53,191
MGM Resorts International[a]	34,883	792,542
Monarch Casino & Resort Inc.[a]	729	16,563
Morgans Hotel Group Co.[a]	1,123	3,784
Noodles & Co.[a],[b]	314	3,043
Norwegian Cruise Line Holdings Ltd.[a], [b]	838	49,107
Penn National Gaming Inc.[a]	6,202	99,356
Planet Fitness Inc. Class Aa, [b]	540	8,440
Royal Caribbean Cruises Ltd.	14,469	1,464,407
Ruby Tuesday Inc.[a]	5,787	31,886

119

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2015

Security	Shares	Value

Ruth’s Hospitality Group Inc.	1,109	$17,655
Shake Shack Inc. Class Aa,[b]	118	4,673
Sonic Corp.	1,215	39,257
Speedway Motorsports Inc.	1,070	22,170
Wendy’s Co. (The)	17,264	185,933
Wingstop Inc.[a],[b]	109	2,486
Wynn Resorts Ltd.	748	51,754

		6,038,515
HOUSEHOLD DURABLES — 0.58%
Bassett Furniture Industries Inc.	340	8,527
Beazer Homes USA Inc.[a]	2,829	32,505
CalAtlantic Group Inc.	5,038	191,041
Cavco Industries Inc.[a]	128	10,664
Century Communities Inc.[a]	1,035	18,330
CSS Industries Inc.	894	25,372
DR Horton Inc.	16,049	514,050
Ethan Allen Interiors Inc.	2,284	63,541
Flexsteel Industries Inc.	433	19,130
Garmin Ltd.	9,885	367,425
Green Brick Partners Inc.[a]	1,935	13,932
Helen of Troy Ltd.[a]	1,406	132,516
Hooker Furniture Corp.	726	18,324
Hovnanian Enterprises Inc. Class Aa	10,587	19,162
iRobot Corp.[a],[b]	2,189	77,491
KB Home	6,644	81,921
La-Z-Boy Inc.	2,522	61,587
Lennar Corp. Class A	8,829	431,826
Lennar Corp. Class B	425	17,077
LGI Homes Inc.[a]	841	20,462
Libbey Inc.	134	2,857
Lifetime Brands Inc.	874	11,589
M/I Homes Inc.[a]	1,683	36,891
MDC Holdings Inc.	2,119	54,098
Meritage Homes Corp.[a],[b]	3,089	104,995
Mohawk Industries Inc.[a]	1,536	290,903
NACCO Industries Inc. Class A	312	13,166
New Home Co. Inc. (The)[a],[b]	516	6,687
Newell Rubbermaid Inc.	11,102	489,376
PulteGroup Inc.	30,426	542,191
Skullcandy Inc.[a]	1,666	7,880
Taylor Morrison Home Corp. Class Aa	2,931	46,896

Security	Shares	Value

Toll Brothers Inc.[a]	9,546	$317,882
TRI Pointe Group Inc.[a]	12,786	161,999
Tupperware Brands Corp.	179	9,961
Universal Electronics Inc.[a]	189	9,705
WCI Communities Inc.[a],[b]	1,356	30,212
Whirlpool Corp.	6,121	898,991
William Lyon Homes Class Aa	1,384	22,836
ZAGG Inc.[a]	138	1,510

		5,185,508
HOUSEHOLD PRODUCTS — 2.24%
Central Garden & Pet Co. Class Aa	3,273	44,513
Clorox Co. (The)	2,320	294,246
Colgate-Palmolive Co.	9,408	626,761
Energizer Holdings Inc.	5,192	176,839
HRG Group Inc.[a]	3,638	49,331
Kimberly-Clark Corp.	6,356	809,119
Oil-Dri Corp. of America	363	13,369
Orchids Paper Products Co.	702	21,706
Procter & Gamble Co. (The)	227,352	18,054,022

		20,089,906
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.21%
Abengoa Yield PLC	4,030	77,739
AES Corp./VA	56,938	544,897
Atlantic Power Corp.	11,243	22,149
Calpine Corp.[a]	27,474	397,549
Dynegy Inc.[a]	9,936	133,142
NRG Energy Inc.	26,465	311,493
NRG Yield Inc. Class A	2,762	38,419
NRG Yield Inc. Class Cb	5,226	77,136
Ormat Technologies Inc.	1,739	63,421
Pattern Energy Group Inc.	4,736	99,030
Talen Energy Corp.[a]	6,961	43,367
TerraForm Global Inc. Class A	2,821	15,769
TerraForm Power Inc.[b]	4,543	57,151
Vivint Solar Inc.[a],[b]	982	9,388

		1,890,650
INDUSTRIAL CONGLOMERATES — 3.31%
Carlisle Companies Inc.	4,247	376,666
Danaher Corp.	40,385	3,750,959

120

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2015

Security	Shares	Value

General Electric Co.	788,099	$24,549,284
Raven Industries Inc.	2,639	41,168
Roper Technologies Inc.	5,215	989,755

		29,707,832
INSURANCE — 5.72%
ACE Ltd.	27,344	3,195,146
Aflac Inc.	36,324	2,175,808
Alleghany Corp.[a]	1,347	643,772
Allied World Assurance Co. Holdings AG	7,979	296,739
Allstate Corp. (The)	32,427	2,013,392
Ambac Financial Group Inc.[a]	1,926	27,137
American Equity Investment Life Holding Co.	5,798	139,326
American Financial Group Inc./OH	5,743	413,955
American International Group Inc.	103,685	6,425,359
American National Insurance Co.	601	61,464
AMERISAFE Inc.	1,657	84,341
AmTrust Financial Services Inc.	3,279	201,921
Arch Capital Group Ltd.[a]	10,352	722,052
Argo Group International Holdings Ltd.	2,314	138,470
Arthur J Gallagher & Co.	6,401	262,057
Aspen Insurance Holdings Ltd.	5,134	247,972
Assurant Inc.	5,667	456,420
Assured Guaranty Ltd.	11,886	314,147
Atlas Financial Holdings Inc.[a]	530	10,547
Axis Capital Holdings Ltd.	8,426	473,710
Baldwin & Lyons Inc. Class B	749	17,999
Brown & Brown Inc.	9,674	310,535
Chubb Corp. (The)	19,227	2,550,269
Cincinnati Financial Corp.	13,719	811,753
Citizens Inc./TXa,[b]	3,777	28,063
CNA Financial Corp.	2,400	84,360
CNO Financial Group Inc.	15,666	299,064
Crawford & Co. Class B	2,238	11,884
Donegal Group Inc. Class A	723	10,180
EMC Insurance Group Inc.	658	16,647
Employers Holdings Inc.	1,096	29,921
Endurance Specialty Holdings Ltd.	5,196	332,492
Enstar Group Ltd.[a]	788	118,232

Security	Shares	Value

Everest Re Group Ltd.	3,706	$678,532
FBL Financial Group Inc. Class A	886	56,385
Federated National Holding Co.	1,404	41,502
Fidelity & Guaranty Life	941	23,873
First American Financial Corp.	9,046	324,751
FNF Group	23,670	820,639
Genworth Financial Inc. Class Aa	36,513	136,194
Global Indemnity PLC[a]	647	18,776
Greenlight Capital Re Ltd. Class Aa	2,621	49,039
Hallmark Financial Services Inc.[a]	1,214	14,192
Hanover Insurance Group Inc. (The)	3,689	300,063
Hartford Financial Services Group Inc. (The)	35,184	1,529,097
HCI Group Inc.	563	19,621
Heritage Insurance Holdings Inc.	622	13,572
Horace Mann Educators Corp.	3,431	113,841
Independence Holding Co.	741	10,263
Infinity Property & Casualty Corp.	903	74,254
James River Group Holdings Ltd.	844	28,308
Kansas City Life Insurance Co.	6	230
Kemper Corp.	3,632	135,292
Lincoln National Corp.	21,302	1,070,639
Loews Corp.	26,008	998,707
Maiden Holdings Ltd.	3,712	55,346
Markel Corp.[a]	1,049	926,634
Marsh & McLennan Companies Inc.	18,108	1,004,089
MBIA Inc.[a],[b]	11,746	76,114
Mercury General Corp.	1,223	56,955
MetLife Inc.	78,615	3,790,029
National General Holdings Corp.	3,210	70,171
National Interstate Corp.	581	15,513
National Western Life Group Inc.	197	49,632
Navigators Group Inc. (The)[a]	937	80,385
Old Republic International Corp.	21,802	406,171
OneBeacon Insurance Group Ltd. Class A	1,976	24,522
PartnerRe Ltd.	3,982	556,445
Primerica Inc.	4,088	193,076
Principal Financial Group Inc.	24,778	1,114,514
ProAssurance Corp.	4,596	223,044

121

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2015

Security	Shares	Value

Progressive Corp. (The)	49,157	$1,563,193
Prudential Financial Inc.	37,929	3,087,800
Reinsurance Group of America Inc.	5,615	480,363
RenaissanceRe Holdings Ltd.	3,841	434,763
RLI Corp.	3,401	210,012
Safety Insurance Group Inc.	1,310	73,858
Selective Insurance Group Inc.	4,442	149,162
StanCorp Financial Group Inc.	3,523	401,199
State Auto Financial Corp.	1,244	25,614
State National Companies Inc.	2,715	26,634
Stewart Information Services Corp.	1,575	58,795
Symetra Financial Corp.	6,286	199,706
Third Point Reinsurance Ltd.[a]	6,362	85,314
Torchmark Corp.	10,527	601,723
Travelers Companies Inc. (The)	26,684	3,011,556
United Fire Group Inc.	1,792	68,652
United Insurance Holdings Corp.	1,751	29,942
Unum Group	20,821	693,131
Validus Holdings Ltd.	7,059	326,761
White Mountains Insurance Group Ltd.	477	346,688
WR Berkley Corp.	8,119	444,515
XL Group PLC	25,838	1,012,333

		51,357,258
INTERNET & CATALOG RETAIL — 0.11%
Duluth Holdings Inc.[a]	235	3,429
EVINE Live Inc.[a]	2,964	5,276
Expedia Inc.	1,154	143,442
FTD Companies Inc.[a]	1,468	38,417
Lands’ End Inc.[a],[b]	1,032	24,190
Liberty Interactive Corp. QVC Group Series Aa	22,640	618,525
Liberty TripAdvisor Holdings Inc. Class Aa	4,341	131,706
Shutterfly Inc.[a],[b]	1,141	50,843

		1,015,828
INTERNET SOFTWARE & SERVICES — 0.35%
Actua Corp.[a]	3,767	43,132
Alarm.com Holdings Inc.[a]	149	2,485
Amber Road Inc.[a],[b]	45	229

Security	Shares	Value

Appfolio Inc.[a]	111	$1,621
Bankrate Inc.[a]	5,557	73,908
Bazaarvoice Inc.[a],[b]	3,326	14,568
Blucora Inc.[a]	3,224	31,595
Brightcove Inc.[a]	167	1,035
Care.com Inc.[a]	1,526	10,926
DHI Group Inc.[a]	2,313	21,210
Everyday Health Inc.[a]	38	229
Instructure Inc.[a]	276	5,746
IntraLinks Holdings Inc.[a]	1,514	13,732
Limelight Networks Inc.[a]	5,443	7,947
Liquidity Services Inc.[a]	2,404	15,626
Marchex Inc. Class B	2,155	8,383
Marin Software Inc.[a]	1,775	6,354
Match Group Inc.[a]	605	8,198
Monster Worldwide Inc.[a]	7,415	42,488
QuinStreet Inc.[a]	2,908	12,475
RealNetworks Inc.[a]	1,955	8,309
Reis Inc.	256	6,075
RetailMeNot Inc.[a]	2,866	28,431
Rocket Fuel Inc.[a]	1,879	6,558
SciQuest Inc.[a]	801	10,389
TechTarget Inc.[a]	1,385	11,122
United Online Inc.[a]	1,039	12,250
Xactly Corp.[a]	144	1,228
Yahoo! Inc.[a]	78,581	2,613,604
Zillow Group Inc. Class Aa,[b]	1,442	37,550
Zillow Group Inc. Class Ca,[b]	2,903	68,162

		3,125,565
IT SERVICES — 1.14%
Acxiom Corp.[a],[b]	6,476	135,478
Amdocs Ltd.	12,922	705,154
Automatic Data Processing Inc.	7,799	660,731
Black Knight Financial Services Inc. Class Aa	224	7,405
Booz Allen Hamilton Holding Corp.	710	21,904
CACI International Inc. Class Aa	2,015	186,952
Cass Information Systems Inc.	371	19,092
CIBER Inc.[a]	6,529	22,917
Computer Sciences Corp.	11,525	376,637
Convergys Corp.	8,261	205,616

122

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2015

Security	Shares	Value

CoreLogic Inc./U.S.[a]	4,145	$140,350
CSRA Inc.	11,737	352,110
Datalink Corp.[a]	1,710	11,628
DST Systems Inc.	675	76,990
Everi Holdings Inc.[a]	6,083	26,704
ExlService Holdings Inc.[a]	340	15,276
Fidelity National Information Services Inc.	13,476	816,646
First Data Corp. Class Aa	3,419	54,772
International Business Machines Corp.	33,891	4,664,079
Leidos Holdings Inc.	5,089	286,307
ManTech International Corp./VA Class A	2,102	63,564
ModusLink Global Solutions Inc.[a], [b]	4,095	10,156
MoneyGram International Inc.[a]	2,597	16,283
NeuStar Inc. Class Aa,[b]	373	8,941
Paychex Inc.	3,539	187,178
Perficient Inc.[a]	1,094	18,729
PFSweb Inc.[a]	83	1,068
ServiceSource International Inc.[a]	2,031	9,363
Square Inc.[a]	590	7,723
Sykes Enterprises Inc.[a]	3,188	98,127
TeleTech Holdings Inc.	610	17,025
Teradata Corp.[a],[b]	3,045	80,449
Travelport Worldwide Ltd.	2,373	30,612
Unisys Corp.[a]	1,376	15,205
Xerox Corp.	85,153	905,176

		10,256,347
LEISURE PRODUCTS — 0.15%
Arctic Cat Inc.	750	12,285
Black Diamond Inc.[a]	2,100	9,282
Brunswick Corp./DE	2,031	102,586
Callaway Golf Co.	6,968	65,639
Escalade Inc.	792	10,494
Hasbro Inc.	1,778	119,766
JAKKS Pacific Inc.[a],[b]	1,825	14,527
Johnson Outdoors Inc. Class A	599	13,112
Mattel Inc.	28,533	775,242
MCBC Holdings Inc.[a]	176	2,411
Performance Sports Group Ltd.[a]	3,372	32,472
Vista Outdoor Inc.[a]	4,639	206,482

		1,364,298

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.65%
Affymetrix Inc.[a]	5,027	$50,722
Agilent Technologies Inc.	28,006	1,170,931
Bio-Rad Laboratories Inc. Class Aa, [b]	1,722	238,773
Bio-Techne Corp.	1,819	163,710
Harvard Bioscience Inc.[a]	2,286	7,932
Luminex Corp.[a]	3,236	69,218
PerkinElmer Inc.	7,987	427,864
QIAGEN NVa	19,359	535,276
Quintiles Transnational Holdings Inc.[a]	365	25,061
Thermo Fisher Scientific Inc.	22,098	3,134,601
VWR Corp.[a],[b]	1,254	35,501

		5,859,589
MACHINERY — 1.66%
Accuride Corp.[a]	268	445
Actuant Corp. Class A	4,969	119,057
AGCO Corp.	6,332	287,410
Alamo Group Inc.	763	39,752
Albany International Corp. Class A	2,057	75,183
Allison Transmission Holdings Inc.	6,757	174,939
Altra Industrial Motion Corp.	340	8,527
American Railcar Industries Inc.[b]	530	24,528
Astec Industries Inc.	1,567	63,777
Barnes Group Inc.	4,569	161,697
Briggs & Stratton Corp.	3,719	64,339
Caterpillar Inc.	41,750	2,837,330
Chart Industries Inc.[a]	2,480	44,541
CIRCOR International Inc.	1,380	58,167
CLARCOR Inc.	270	13,414
Colfax Corp.[a]	8,321	194,295
Columbus McKinnon Corp./NY	1,700	32,130
Crane Co.	3,967	189,781
Cummins Inc.	3,959	348,432
Deere & Co.	22,934	1,749,176
Donaldson Co. Inc.	1,070	30,666
Douglas Dynamics Inc.	1,277	26,906
Dover Corp.	13,514	828,543
EnPro Industries Inc.	717	31,433
ESCO Technologies Inc.	2,164	78,207

123

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2015

Security	Shares	Value

ExOne Co. (The)[a],[b]	746	$7,490
Federal Signal Corp.	5,093	80,724
Flowserve Corp.	6,157	259,087
FreightCar America Inc.	524	10,181
Global Brass & Copper Holdings Inc.	39	831
Gorman-Rupp Co. (The)	1,124	30,045
Graham Corp.	704	11,841
Hurco Companies Inc.	589	15,644
Hyster-Yale Materials Handling Inc.	530	27,799
IDEX Corp.	623	47,728
Ingersoll-Rand PLC	20,718	1,145,498
ITT Corp.	7,637	277,376
Joy Global Inc.	8,131	102,532
Kadant Inc.	763	30,985
Kennametal Inc.	6,617	127,046
LB Foster Co. Class A	877	11,980
Lincoln Electric Holdings Inc.	481	24,959
Lindsay Corp.[b]	167	12,091
Lydall Inc.[a]	1,126	39,950
Manitowoc Co. Inc. (The)	11,224	172,288
Meritor Inc.[a]	3,528	29,459
Milacron Holdings Corp.[a]	717	8,970
Miller Industries Inc./TN	1,070	23,305
Mueller Industries Inc.	1,525	41,328
Navistar International Corp.[a], [b]	4,116	36,385
Oshkosh Corp.	6,525	254,736
PACCAR Inc.	2,878	136,417
Parker-Hannifin Corp.	6,393	619,993
Pentair PLC	14,997	742,801
SPX Corp.	3,564	33,252
SPX FLOW Inc.[a]	3,564	99,471
Standex International Corp.	321	26,691
Stanley Black & Decker Inc.	11,740	1,253,010
Tennant Co.	108	6,076
Terex Corp.	8,770	162,070
Timken Co. (The)	6,434	183,948
Titan International Inc.	4,097	16,142
TriMas Corp.[a]	3,441	64,175
Trinity Industries Inc.	13,232	317,833
Twin Disc Inc.	719	7,564
Valmont Industries Inc.	1,858	196,985

Security	Shares	Value

Watts Water Technologies Inc. Class A	2,425	$120,450
Woodward Inc.	1,690	83,925
Xylem Inc./NY	15,351	560,312

		14,944,048
MARINE — 0.03%
Eagle Bulk Shipping Inc.[a],[b]	1,274	4,484
Golden Ocean Group Ltd.[b]	5,722	6,123
Kirby Corp.[a]	4,622	243,210
Matson Inc.	292	12,448
Navios Maritime Holdings Inc.	7,238	12,666
Safe Bulkers Inc.	3,497	2,833
Scorpio Bulkers Inc.	2,152	21,280
Ultrapetrol Bahamas Ltd.[a]	1,970	207

		303,251
MEDIA — 1.21%
AMC Entertainment Holdings Inc. Class A	1,646	39,504
Cable One Inc.	290	125,761
Cablevision Systems Corp. Class A	14,436	460,508
Carmike Cinemas Inc.[a]	1,830	41,980
Central European Media Enterprises Ltd. Class Aa, [b]	1,669	4,490
Clear Channel Outdoor Holdings Inc. Class Aa	1,983	11,085
Comcast Corp. Class A	20,358	1,148,802
Crown Media Holdings Inc. Class Aa	557	3,125
Cumulus Media Inc. Class Aa, [b]	10,575	3,491
Daily Journal Corp.[a],[b]	80	16,160
Discovery Communications Inc. Class Aa, [b]	1,087	29,001
Discovery Communications Inc. Class C NVS[a]	1,970	49,683
DISH Network Corp. Class Aa	6,062	346,625
DreamWorks Animation SKG Inc. Class Aa, [b]	6,340	163,382
Entercom Communications Corp. Class Aa	2,140	24,032
Entravision Communications Corp. Class A	292	2,251
Eros International PLC[a],[b]	2,516	23,021
EW Scripps Co. (The) Class A	1,780	33,820
Gannett Co. Inc.	9,466	154,201
Harte-Hanks Inc.	3,623	11,739
Hemisphere Media Group Inc.[a], [b]	628	9,263
John Wiley & Sons Inc. Class A	3,861	173,861

124

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2015

Security	Shares	Value

Journal Media Group Inc.	2,403	$28,884
Liberty Broadband Corp. Class Aa, [b]	2,142	110,634
Liberty Broadband Corp. Class Ca	5,679	294,513
Liberty Media Corp. Class Aa	8,752	343,516
Liberty Media Corp. Class Ca	16,754	637,992
MDC Partners Inc. Class A	2,823	61,316
Media General Inc.[a]	8,003	129,248
Meredith Corp.	3,069	132,734
National CineMedia Inc.	3,855	60,562
New Media Investment Group Inc.	3,622	70,484
New York Times Co. (The) Class A	9,181	123,209
News Corp. Class A	32,014	427,707
News Corp. Class B	10,532	147,027
Reading International Inc. Class Aa	1,517	19,888
Rentrak Corp.[a]	104	4,943
Saga Communications Inc. Class A	448	17,226
Scholastic Corp.	2,159	83,251
SFX Entertainment Inc.[a],[b]	1,809	344
Sizmek Inc.[a]	2,443	8,917
TEGNA Inc.	18,932	483,145
Thomson Reuters Corp.	27,767	1,050,981
Time Inc.	9,143	143,271
Time Warner Inc.	33,596	2,172,653
Townsquare Media Inc. Class Aa	1,113	13,312
Tribune Media Co.	6,674	225,648
Tribune Publishing Co.	1,240	11,433
Twenty-First Century Fox Inc. Class A	31,963	868,115
Twenty-First Century Fox Inc. Class B	13,281	361,642

		10,908,380
METALS & MINING — 0.64%
AK Steel Holding Corp.[a],[b]	16,239	36,375
Alcoa Inc.	109,412	1,079,896
Allegheny Technologies Inc.	9,119	102,589
Carpenter Technology Corp.	4,208	127,376
Century Aluminum Co.[a]	3,629	16,040
Cliffs Natural Resources Inc.[b]	14,549	22,987
Coeur Mining Inc.[a]	10,842	26,888

Security	Shares	Value

Commercial Metals Co.	9,671	$132,396
Freeport-McMoRan Inc.	95,491	646,474
Gerber Scientific Inc. Escrow[a]	1,091	11
Handy & Harman Ltd.[a]	176	3,610
Haynes International Inc.	905	33,204
Hecla Mining Co.	30,909	58,418
Horsehead Holding Corp.[a],[b]	4,798	9,836
Kaiser Aluminum Corp.	956	79,979
Materion Corp.	1,603	44,884
Newmont Mining Corp.	44,636	803,002
Nucor Corp.	26,882	1,083,345
Olympic Steel Inc.	798	9,241
Real Industry Inc.[a]	729	5,854
Reliance Steel & Aluminum Co.	6,201	359,100
Royal Gold Inc.	5,120	186,726
Ryerson Holding Corp.[a],[b]	810	3,783
Schnitzer Steel Industries Inc. Class A	2,266	32,562
Southern Copper Corp.	6,319	165,052
Steel Dynamics Inc.	17,940	320,588
Stillwater Mining Co.[a]	6,594	56,511
SunCoke Energy Inc.	1,967	6,825
Tahoe Resources Inc.	11,671	101,188
TimkenSteel Corp.	3,487	29,221
U.S. Steel Corp.[b]	12,157	97,013
Worthington Industries Inc.	3,283	98,950

		5,779,924
MULTI-UTILITIES — 2.12%
Alliant Energy Corp.	9,434	589,153
Ameren Corp.	20,268	876,186
Avista Corp.	5,199	183,889
Black Hills Corp.	4,319	200,531
CenterPoint Energy Inc.	35,908	659,271
CMS Energy Corp.	23,126	834,386
Consolidated Edison Inc.	24,537	1,576,993
Dominion Resources Inc./VA	47,205	3,192,946
DTE Energy Co.	15,095	1,210,468
MDU Resources Group Inc.	16,254	297,773
NiSource Inc.	26,491	516,840
NorthWestern Corp.	3,928	213,094
PG&E Corp.	40,182	2,137,281

125

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2015

Security	Shares	Value

Public Service Enterprise Group Inc.	42,380	$1,639,682
SCANA Corp.	11,945	722,553
Sempra Energy	20,737	1,949,485
TECO Energy Inc.	19,616	522,766
Unitil Corp.	1,242	44,563
Vectren Corp.	6,897	292,571
WEC Energy Group Inc.	26,545	1,362,024

		19,022,455
MULTILINE RETAIL — 0.55%
Dillard’s Inc. Class A	1,587	104,282
Fred’s Inc. Class A	3,326	54,447
JC Penney Co. Inc.[a],[b]	25,470	169,630
Kohl’s Corp.	15,965	760,413
Macy’s Inc.	7,376	258,012
Ollie’s Bargain Outlet Holdings Inc.[a], [b]	226	3,844
Sears Holdings Corp.[a],[b]	899	18,483
Target Corp.	49,019	3,559,270
Tuesday Morning Corp.[a],[b]	751	4,882

		4,933,263
OIL, GAS & CONSUMABLE FUELS — 9.71%
Abraxas Petroleum Corp.[a]	6,885	7,298
Adams Resources & Energy Inc.	168	6,451
Alon USA Energy Inc.	2,621	38,896
Anadarko Petroleum Corp.	42,543	2,066,739
Antero Resources Corp.[a],[b]	5,740	125,132
Apache Corp.	31,714	1,410,322
Approach Resources Inc.[a],[b]	2,077	3,822
Ardmore Shipping Corp.	1,608	20,454
Bill Barrett Corp.[a],[b]	4,544	17,858
Bonanza Creek Energy Inc.[a],[b]	3,996	21,059
California Resources Corp.	26,243	61,146
Callon Petroleum Co.[a]	6,805	56,754
Carrizo Oil & Gas Inc.[a]	4,660	137,843
Cheniere Energy Inc.[a]	19,886	740,753
Chesapeake Energy Corp.[b]	48,701	219,155
Chevron Corp.	157,590	14,176,796
Cimarex Energy Co.	7,945	710,124
Clayton Williams Energy Inc.[a], [b]	451	13,336
Clean Energy Fuels Corp.[a],[b]	5,500	19,800
Cloud Peak Energy Inc.[a],[b]	5,459	11,355

Security	Shares	Value

Cobalt International Energy Inc.[a], [b]	30,325	$163,755
Columbia Pipeline Group Inc.	33,661	673,220
Concho Resources Inc.[a]	10,880	1,010,317
ConocoPhillips	103,396	4,827,559
CONSOL Energy Inc.[b]	19,117	151,024
Contango Oil & Gas Co.[a]	1,562	10,012
Continental Resources Inc./OKa, [b]	4,739	108,902
CVR Energy Inc.	810	31,874
Delek U.S. Holdings Inc.	2,138	52,595
Denbury Resources Inc.	29,789	60,174
Devon Energy Corp.	34,551	1,105,632
DHT Holdings Inc.	8,474	68,555
Diamondback Energy Inc.[a]	5,546	371,027
Dorian LPG Ltd.[a]	1,916	22,551
Earthstone Energy Inc.[a]	111	1,477
Eclipse Resources Corp.[a]	3,487	6,346
Energen Corp.	6,569	269,263
Energy Fuels Inc./Canada[a]	1,926	5,682
Energy XXI Ltd.[b]	8,609	8,695
EOG Resources Inc.	42,009	2,973,817
EP Energy Corp. Class Aa,[b]	3,011	13,188
EQT Corp.	12,847	669,714
Erin Energy Corp.[a],[b]	999	3,197
EXCO Resources Inc.[a],[b]	18,138	22,491
Exxon Mobil Corp.	350,374	27,311,653
Frontline Ltd./Bermuda	20,272	60,613
GasLog Ltd.[b]	3,492	28,984
Gastar Exploration Inc.[a]	5,911	7,743
Gener8 Maritime Inc.[a]	1,324	12,512
Golar LNG Ltd.[b]	7,448	117,604
Green Plains Inc.	3,069	70,280
Gulfport Energy Corp.[a]	9,005	221,253
Halcon Resourses Corp.[b]	6,328	7,973
Hallador Energy Co.	339	1,546
Hess Corp.	21,209	1,028,212
HollyFrontier Corp.	13,092	522,240
Jones Energy Inc. Class Aa,[b]	2,108	8,116
Kinder Morgan Inc./DE	149,535	2,231,062
Kosmos Energy Ltd.[a],[b]	12,827	66,700
Laredo Petroleum Inc.[a],[b]	10,063	80,403
Marathon Oil Corp.	56,923	716,661
Marathon Petroleum Corp.	42,069	2,180,857

126

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2015

Security	Shares	Value

Matador Resources Co.[a],[b]	2,455	$48,535
Murphy Oil Corp.	14,851	333,405
Navios Maritime Acquisition Corp.	7,380	22,214
Newfield Exploration Co.[a]	13,585	442,328
Noble Energy Inc.	35,960	1,184,163
Nordic American Tankers Ltd.[b]	7,445	115,695
Northern Oil and Gas Inc.[a],[b]	5,896	22,759
Oasis Petroleum Inc.[a],[b]	11,439	84,305
Occidental Petroleum Corp.	64,434	4,356,383
ONEOK Inc.	9,506	234,418
Pacific Ethanol Inc.[a]	2,129	10,177
Panhandle Oil and Gas Inc. Class A	596	9,631
Par Pacific Holdings Inc.[a]	124	2,919
Parsley Energy Inc. Class Aa, [b]	5,068	93,505
PBF Energy Inc.	8,138	299,560
PDC Energy Inc.[a],[b]	3,345	178,556
Peabody Energy Corp.[b]	1,686	12,948
Penn Virginia Corp.[a],[b]	6,370	1,914
PetroCorp Inc. Escrow[a]	190	0
Phillips 66	45,452	3,717,974
Pioneer Natural Resources Co.	12,510	1,568,504
QEP Resources Inc.	15,060	201,804
Range Resources Corp.[b]	13,124	322,982
Renewable Energy Group Inc.[a]	4,056	37,680
REX American Resources Corp.[a], [b]	510	27,576
Rex Energy Corp.[a],[b]	3,486	3,660
Ring Energy Inc.[a]	2,565	18,083
RSP Permian Inc.[a],[b]	5,543	135,194
Sanchez Energy Corp.[a],[b]	3,795	16,356
SandRidge Energy Inc.[a]	34,170	6,834
Scorpio Tankers Inc.	14,927	119,715
Ship Finance International Ltd.[b]	4,774	79,105
SM Energy Co.	5,582	109,742
Southwestern Energy Co.[a],[b]	31,976	227,349
Spectra Energy Corp.	56,430	1,350,934
Stone Energy Corp.[a],[b]	5,183	22,235
Synergy Resources Corp.[a],[b]	7,510	63,985
Targa Resources Corp.	2,365	63,997
Teekay Corp.	2,550	25,169
Teekay Tankers Ltd. Class A	7,644	52,591

Security	Shares	Value

Tesoro Corp.	9,925	$1,045,797
TransAtlantic Petroleum Ltd.[a]	1,218	1,693
Triangle Petroleum Corp.[a],[b]	5,728	4,411
Ultra Petroleum Corp.[a],[b]	6,569	16,423
Valero Energy Corp.	40,317	2,850,815
W&T Offshore Inc.	2,154	4,976
Westmoreland Coal Co.[a],[b]	1,363	8,014
Whiting Petroleum Corp.[a]	16,955	160,055
World Fuel Services Corp.	4,935	189,800
WPX Energy Inc.[a],[b]	19,545	112,188

		87,189,628
PAPER & FOREST PRODUCTS — 0.05%
Boise Cascade Co.[a]	459	11,718
Domtar Corp.	5,319	196,537
Louisiana-Pacific Corp.[a]	953	17,163
Neenah Paper Inc.	725	45,262
PH Glatfelter Co.	3,484	64,245
Schweitzer-Mauduit International Inc.	2,095	87,969
Wausau Paper Corp.	169	1,729

		424,623
PERSONAL PRODUCTS — 0.09%
Avon Products Inc.[b]	35,897	145,383
Edgewell Personal Care Co.	5,118	401,098
Elizabeth Arden Inc.[a],[b]	2,379	23,552
Herbalife Ltd.[a],[b]	847	45,416
Inter Parfums Inc.	800	19,056
Nature’s Sunshine Products Inc.	1,028	10,403
Nu Skin Enterprises Inc. Class Ab	3,807	144,247
Nutraceutical International Corp.[a]	874	22,567
Revlon Inc. Class Aa	664	18,486
Synutra International Inc.[a]	195	918

		831,126
PHARMACEUTICALS — 6.39%
Aclaris Therapeutics Inc.	50	1,347
Allergan PLC[a]	18,031	5,634,687
Amphastar Pharmaceuticals Inc.[a]	733	10,431
Aratana Therapeutics Inc.[a],[b]	236	1,317
Assembly Biosciences Inc.[a],[b]	83	623
Dermira Inc.[a]	989	34,229
Endo International PLC[a]	12,091	740,211
Endocyte Inc.[a]	2,590	10,386
Johnson & Johnson	202,404	20,790,939

127

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2015

Security	Shares	Value

Mallinckrodt PLC[a]	5,904	$440,616
Medicines Co. (The)[a]	5,156	192,525
Merck & Co. Inc.	209,777	11,080,421
Mylan NVa	5,312	287,220
MyoKardia Inc.[a]	54	792
Neos Therapeutics Inc.[a]	40	573
Omeros Corp.[a],[b]	187	2,941
Perrigo Co. PLC	10,005	1,447,723
Pfizer Inc.	516,024	16,657,255
Theravance Biopharma Inc.[a]	2,526	41,401
Theravance Inc.[b]	955	10,066
Zynerba Pharmaceuticals Inc.[a], [b]	17	171

		57,385,874
PROFESSIONAL SERVICES — 0.29%
Acacia Research Corp.	4,554	19,537
CBIZ Inc.[a]	4,510	44,469
CDI Corp.	1,538	10,397
MCRA International Inc.[a]	703	13,111
Dun & Bradstreet Corp. (The)	2,117	220,020
Exponent Inc.	111	5,544
Franklin Covey Co.[a]	799	13,375
FTI Consulting Inc.[a]	3,191	110,600
Heidrick & Struggles International Inc.	1,665	45,321
Hill International Inc.[a]	2,525	9,797
Huron Consulting Group Inc.[a]	1,697	100,802
ICF International Inc.[a]	1,570	55,829
IHS Inc. Class Aa	808	95,691
Kelly Services Inc. Class A	2,402	38,792
Korn/Ferry International	1,892	62,776
ManpowerGroup Inc.	6,192	521,924
Mistras Group Inc.[a]	509	9,717
Navigant Consulting Inc.[a]	3,929	63,100
Nielsen Holdings PLC	9,530	444,098
Pendrell Corp.[a]	13,949	6,990
Resources Connection Inc.	2,555	41,749
RPX Corp.[a],[b]	4,286	47,146
Towers Watson & Co. Class A	4,758	611,213
TransUnion[a]	604	16,652

Security	Shares	Value

TriNet Group Inc.[a]	275	$5,321
Volt Information Sciences Inc.[a]	290	2,361

		2,616,332
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.64%
Acadia Realty Trust	5,744	190,414
AG Mortgage Investment Trust Inc.	2,479	31,830
Agree Realty Corp.	1,751	59,516
Alexander’s Inc.	8	3,073
Alexandria Real Estate Equities Inc.	6,016	543,606
Altisource Residential Corp.	4,634	57,508
American Assets Trust Inc.	385	14,765
American Campus Communities Inc.	9,364	387,108
American Capital Agency Corp.	29,447	510,611
American Capital Mortgage Investment Corp.	4,268	59,581
American Homes 4 Rent Class A	13,735	228,825
American Residential Properties Inc.	2,911	55,018
Annaly Capital Management Inc.	79,190	742,802
Anworth Mortgage Asset Corp.	10,142	44,118
Apartment Investment & Management Co. Class A	13,025	521,391
Apollo Commercial Real Estate Finance Inc.	5,197	89,544
Apollo Residential Mortgage Inc.	2,737	32,707
Apple Hospitality REIT Inc.[b]	14,634	292,241
Ares Commercial Real Estate Corp.	2,263	25,889
Armada Hoffler Properties Inc.	2,726	28,568
ARMOUR Residential REIT Inc.	3,581	77,923
Ashford Hospitality Prime Inc.	2,708	39,266
Ashford Hospitality Trust Inc.	6,934	43,754
AvalonBay Communities Inc.	11,073	2,038,871
BioMed Realty Trust Inc.	17,003	402,801
Bluerock Residential Growth REIT Inc.	1,327	15,725
Boston Properties Inc.[b]	1,115	142,207
Brandywine Realty Trust	15,003	204,941
Brixmor Property Group Inc.[b]	14,394	371,653
Camden Property Trust	7,246	556,203
Campus Crest Communities Inc.	5,765	39,202
Capstead Mortgage Corp.	7,895	69,002

128

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2015

Security	Shares	Value

Care Capital Properties Inc.	6,911	$211,269
CatchMark Timber Trust Inc. Class A	3,063	34,643
CBL & Associates Properties Inc.	13,939	172,425
Cedar Realty Trust Inc.	7,864	55,677
Chatham Lodging Trust	3,200	65,536
Chesapeake Lodging Trust	4,976	125,196
Chimera Investment Corp.	15,898	216,849
Colony Capital Inc.	9,322	181,593
Colony Starwood Homes	3,190	72,222
Columbia Property Trust Inc.	9,166	215,218
Communications Sales & Leasing Inc./CSL Capital LLC[a]	9,968	186,302
CorEnergy Infrastructure Trust Inc.[b]	1,330	19,737
Corporate Office Properties Trust	7,891	172,261
Corrections Corp. of America	9,765	258,675
Cousins Properties Inc.	18,077	170,466
CubeSmart	2,996	91,737
CyrusOne Inc.	616	23,069
CYS Investments Inc.	13,202	94,130
DCT Industrial Trust Inc.	7,598	283,937
DDR Corp.	25,277	425,665
DiamondRock Hospitality Co.	16,754	161,676
Digital Realty Trust Inc.	5,252	397,156
Douglas Emmett Inc.	12,171	379,492
Duke Realty Corp.	28,793	605,229
DuPont Fabros Technology Inc.	3,413	108,499
Dynex Capital Inc.	4,852	30,810
EastGroup Properties Inc.	2,111	117,393
Education Realty Trust Inc.	4,765	180,498
Empire State Realty Trust Inc. Class A	5,262	95,084
EPR Properties	4,774	279,040
Equity Commonwealth[a]	10,829	300,288
Equity One Inc.	5,552	150,737
Equity Residential	30,480	2,486,863
Essex Property Trust Inc.	5,497	1,316,037
FelCor Lodging Trust Inc.	11,960	87,308
First Industrial Realty Trust Inc.	9,224	204,127
First Potomac Realty Trust	5,482	62,495
Four Corners Property Trust Inc.[a]	2,804	67,745
Franklin Street Properties Corp.	7,504	77,666

Security	Shares	Value

Gaming and Leisure Properties Inc.	6,484	$180,255
General Growth Properties Inc.	48,548	1,320,991
GEO Group Inc. (The)	6,229	180,080
Getty Realty Corp.	2,282	39,136
Gladstone Commercial Corp.	1,798	26,233
Government Properties Income Trust[b]	4,746	75,319
Gramercy Property Trust	34,524	266,525
Great Ajax Corp.	400	4,848
Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,288	62,209
Hatteras Financial Corp.	8,076	106,199
HCP Inc.	38,828	1,484,783
Healthcare Realty Trust Inc.	8,375	237,180
Healthcare Trust of America Inc. Class A	9,427	254,246
Hersha Hospitality Trust[b]	4,096	89,129
Highwoods Properties Inc.	7,853	342,391
Hospitality Properties Trust	12,612	329,804
Host Hotels & Resorts Inc.	63,834	979,214
Hudson Pacific Properties Inc.	6,213	174,834
Independence Realty Trust Inc.[b]	2,393	17,971
InfraREIT Inc.[a]	1,825	33,762
Inland Real Estate Corp.[b]	4,974	52,824
Invesco Mortgage Capital Inc.	10,278	127,344
Investors Real Estate Trust[b]	10,425	72,454
Iron Mountain Inc.	10,631	287,143
iStar Inc.[a]	7,141	83,764
Kilroy Realty Corp.	7,348	464,981
Kimco Realty Corp.	34,494	912,711
Kite Realty Group Trust	7,237	187,655
Ladder Capital Corp.	3,193	39,657
LaSalle Hotel Properties	9,430	237,259
Lexington Realty Trust	17,152	137,216
Liberty Property Trust	12,465	387,038
LTC Properties Inc.	2,791	120,404
Macerich Co. (The)	13,229	1,067,448
Mack-Cali Realty Corp.	7,441	173,747
Medical Properties Trust Inc.	19,505	224,503
MFA Financial Inc.	30,912	204,019
Mid-America Apartment Communities Inc.	6,291	571,286

129

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2015

Security	Shares	Value

Monmouth Real Estate Investment Corp.	5,352	$55,982
Monogram Residential Trust Inc.	14,499	141,510
National Health Investors Inc.	2,164	131,723
National Retail Properties Inc.[b]	11,182	447,839
National Storage Affiliates Trust[b]	115	1,970
New Residential Investment Corp.	19,180	233,229
New Senior Investment Group Inc.	7,202	71,012
New York Mortgage Trust Inc.	8,894	47,405
New York REIT Inc.	13,558	155,917
NexPoint Residential Trust Inc.	1,378	18,038
NorthStar Realty Europe Corp.	5,072	59,900
NorthStar Realty Finance Corp.[b]	15,216	259,128
Omega Healthcare Investors Inc.	11,071	387,264
One Liberty Properties Inc.[b]	1,025	21,996
Orchid Island Capital Inc.	2,357	23,405
Outfront Media Inc.	11,571	252,595
Paramount Group Inc.	15,310	277,111
Parkway Properties Inc./Md	7,231	113,021
Pebblebrook Hotel Trust[b]	5,980	167,560
Pennsylvania REIT[b]	5,770	126,190
PennyMac Mortgage Investment Trust[c]	2,669	40,729
Physicians Realty Trust	7,382	124,460
Piedmont Office Realty Trust Inc. Class A	12,279	231,827
Plum Creek Timber Co. Inc.	8,687	414,544
Post Properties Inc.	3,017	178,486
Potlatch Corp.	844	25,523
Preferred Apartment Communities Inc.	2,271	29,705
Prologis Inc.	43,895	1,883,973
PS Business Parks Inc.	1,436	125,549
Public Storage	1,049	259,837
QTS Realty Trust Inc. Class Ab	103	4,646
RAIT Financial Trust	7,722	20,849
Ramco-Gershenson Properties Trust[b]	6,518	108,264
Rayonier Inc.	10,587	235,031
Realty Income Corp.[b]	20,868	1,077,415
Redwood Trust Inc.	6,965	91,938

Security	Shares	Value

Regency Centers Corp.	7,873	$536,309
Resource Capital Corp.	3,049	38,905
Retail Opportunity Investments Corp.	8,193	146,655
Retail Properties of America Inc. Class A	19,793	292,343
Rexford Industrial Realty Inc.	4,622	75,616
RLJ Lodging Trust	6,998	151,367
Rouse Properties Inc.[b]	2,919	42,501
Sabra Health Care REIT Inc.	4,612	93,301
Saul Centers Inc.	129	6,614
Select Income REIT	5,333	105,700
Senior Housing Properties Trust	19,766	293,327
Silver Bay Realty Trust Corp.	2,958	46,322
SL Green Realty Corp.[b]	8,322	940,220
Sovran Self Storage Inc.	358	38,417
Spirit Realty Capital Inc.	36,843	369,167
STAG Industrial Inc.[b]	5,748	106,051
Starwood Property Trust Inc.	19,876	408,651
STORE Capital Corp.	3,431	79,599
Summit Hotel Properties Inc.	7,287	87,080
Sun Communities Inc.	3,594	246,297
Sunstone Hotel Investors Inc.	17,408	217,426
Taubman Centers Inc.	3,263	250,337
Terreno Realty Corp.	3,466	78,401
Two Harbors Investment Corp.	30,596	247,828
UDR Inc.	21,635	812,827
UMH Properties Inc.	2,114	21,394
United Development Funding IVb	2,390	26,290
Urstadt Biddle Properties Inc. Class A	208	4,002
Ventas Inc.	27,760	1,566,497
VEREIT Inc.	75,535	598,237
Vornado Realty Trust	15,797	1,579,068
Washington REIT[b]	5,684	153,809
Weingarten Realty Investors	10,339	357,523
Welltower Inc.	16,209	1,102,698
Western Asset Mortgage Capital Corp.[b]	3,681	37,620
Weyerhaeuser Co.	39,829	1,194,073
Whitestone REIT	2,379	28,572
WP Carey Inc.	8,707	513,713
WP GLIMCHER Inc.	15,454	163,967
Xenia Hotels & Resorts Inc.	9,193	140,929

		50,707,199

130

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2015

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.17%
Alexander & Baldwin Inc.	4,078	$143,994
Altisource Asset Management Corp.[a]	15	257
AV Homes Inc.[a]	1,231	15,769
Consolidated-Tomoka Land Co.	292	15,391
Forest City Enterprises Inc. Class Aa	17,967	394,016
Forestar Group Inc.[a],[b]	3,185	34,844
FRP Holdings Inc.[a]	577	19,583
Howard Hughes Corp. (The)[a]	2,000	226,320
Jones Lang LaSalle Inc.	1,016	162,418
Kennedy-Wilson Holdings Inc.	6,996	168,464
RE/MAX Holdings Inc. Class A	918	34,242
Realogy Holdings Corp.[a]	7,840	287,493
RMR Group Inc. (The)	538	7,753
St. Joe Co. (The)[a],[b]	236	4,368
Tejon Ranch Co.[a]	1,113	21,314

		1,536,226
ROAD & RAIL — 0.58%
AMERCO	327	127,367
ArcBest Corp.	1,377	29,454
Celadon Group Inc.	718	7,101
Covenant Transportation Group Inc. Class Aa	49	926
CSX Corp.	61,418	1,593,797
Genesee & Wyoming Inc. Class Aa	2,920	156,775
Kansas City Southern	9,321	695,999
Marten Transport Ltd.	1,712	30,303
Norfolk Southern Corp.	25,531	2,159,667
Roadrunner Transportation Systems Inc.[a]	1,634	15,409
Ryder System Inc.	4,453	253,064
Universal Truckload Services Inc.	254	3,566
USA Truck Inc.[a]	732	12,773
Werner Enterprises Inc.	2,783	65,094
YRC Worldwide Inc.[a],[b]	2,557	36,258

		5,187,553

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.69%
Advanced Energy Industries Inc.[a], [b]	1,464	$41,329
Advanced Micro Devices Inc.[a], [b]	31,742	91,100
Alpha & Omega Semiconductor Ltd.[a]	1,675	15,393
Amkor Technology Inc.[a]	7,802	47,436
Analog Devices Inc.	2,226	123,142
Applied Materials Inc.	39,435	736,251
Applied Micro Circuits Corp.[a], [b]	4,564	29,073
Axcelis Technologies Inc.[a]	9,438	24,444
Broadcom Corp. Class A	42,883	2,479,495
Brooks Automation Inc.	5,910	63,119
Cabot Microelectronics Corp.[a]	328	14,360
Cascade Microtech Inc.[a]	444	7,215
CEVA Inc.[a]	878	20,510
Cohu Inc.	2,134	25,757
Cree Inc.[a],[b]	8,582	228,882
Cypress Semiconductor Corp.	28,438	278,977
Diodes Inc.[a]	3,013	69,239
DSP Group Inc.[a]	1,816	17,143
Entegris Inc.[a]	4,851	64,373
Exar Corp.[a],[b]	3,054	18,721
Fairchild Semiconductor International Inc.[a]	9,719	201,281
First Solar Inc.[a]	6,308	416,265
FormFactor Inc.[a]	2,560	23,040
Intel Corp.	369,734	12,737,336
Intersil Corp. Class A	10,878	138,803
IXYS Corp.	2,242	28,316
Kopin Corp.[a]	6,039	16,426
Lam Research Corp.	3,781	300,287
Lattice Semiconductor Corp.[a]	6,882	44,527
Marvell Technology Group Ltd.	37,749	332,946
Maxim Integrated Products Inc.	15,706	596,828
Micron Technology Inc.[a]	83,634	1,184,257
MKS Instruments Inc.	4,458	160,488
Nanometrics Inc.[a]	1,827	27,661
NeoPhotonics Corp.[a]	2,860	31,060

131

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2015

Security	Shares	Value

NVE Corp.	270	$15,169
NVIDIA Corp.	45,206	1,489,990
OmniVision Technologies Inc.[a]	4,846	140,631
ON Semiconductor Corp.[a]	2,762	27,068
PDF Solutions Inc.[a],[b]	167	1,810
Photronics Inc.[a],[b]	5,492	68,375
PMC-Sierra Inc.[a]	9,505	110,448
Power Integrations Inc.	942	45,809
Rudolph Technologies Inc.[a]	2,060	29,293
Semtech Corp.[a]	3,532	66,825
Sigma Designs Inc.[a]	2,716	17,165
Silicon Laboratories Inc.[a]	1,037	50,336
SunEdison Inc.[a],[b]	1,820	9,264
SunPower Corp.[a],[b]	4,424	132,764
Teradyne Inc.	17,845	368,856
Tessera Technologies Inc.	1,699	50,987
Ultra Clean Holdings Inc.[a]	3,429	17,557
Ultratech Inc.[a]	2,606	51,651
Veeco Instruments Inc.[a]	3,301	67,869
Xcerra Corp.[a]	2,684	16,238
Xilinx Inc.	16,770	787,687

		24,201,272
SOFTWARE — 2.94%
Activision Blizzard Inc.	42,342	1,639,059
American Software Inc./GA Class A	1,425	14,506
ANSYS Inc.[a]	6,076	562,030
Autodesk Inc.[a]	4,991	304,102
Bottomline Technologies de Inc.[a]	573	17,035
CA Inc.	25,178	719,084
Digimarc Corp.[a],[b]	45	1,643
Digital Turbine Inc.[a],[b]	303	403
EnerNOC Inc.[a]	2,097	8,073
Epiq Systems Inc.	1,683	21,997
Glu Mobile Inc.[a],[b]	4,378	10,639
Mentor Graphics Corp.	8,345	153,715
Microsoft Corp.	293,541	16,285,655
Nuance Communications Inc.[a]	21,125	420,176
Oracle Corp.	106,346	3,884,819
Park City Group Inc.[a],[b]	56	667
Progress Software Corp.[a]	4,223	101,352
QAD Inc. Class A	528	10,835

Security	Shares	Value

Rapid7 Inc.[a],[b]	149	$2,254
Rovi Corp.[a],[b]	7,377	122,901
Sapiens International Corp. NV	673	6,865
SeaChange International Inc.[a], [b]	3,300	22,242
Silver Spring Networks Inc.[a]	179	2,579
SS&C Technologies Holdings Inc.	730	49,837
Symantec Corp.	56,902	1,194,942
Synopsys Inc.[a]	11,994	547,046
Take-Two Interactive Software Inc.[a]	3,403	118,561
TeleCommunication Systems Inc. Class Aa	4,326	21,500
Telenav Inc.[a],[b]	2,020	11,494
Verint Systems Inc.[a]	283	11,478
Zynga Inc. Class Aa	63,517	170,226

		26,437,715
SPECIALTY RETAIL — 0.50%
Aaron’s Inc.	4,599	102,972
Abercrombie & Fitch Co. Class A	5,745	155,115
America’s Car-Mart Inc./TXa	590	15,747
American Eagle Outfitters Inc.	1,873	29,032
Ascena Retail Group Inc.[a],[b]	11,948	117,688
Barnes & Noble Education Inc.[a]	2,734	27,203
Barnes & Noble Inc.	4,337	37,775
bebe stores inc.	2,846	1,608
Best Buy Co. Inc.	25,610	779,825
Big 5 Sporting Goods Corp.	1,649	16,474
Build-A-Bear Workshop Inc.[a]	929	11,371
Burlington Stores Inc.[a]	598	25,654
Cabela’s Inc.[a],[b]	3,814	178,228
Caleres Inc.	3,242	86,950
Cato Corp. (The) Class A	1,815	66,828
Children’s Place Inc. (The)	1,272	70,214
Christopher & Banks Corp.[a], [b]	2,428	4,006
Citi Trends Inc.	1,360	28,900
Conn’s Inc.[a],[b]	2,218	52,056
CST Brands Inc.	1,263	49,434
Destination XL Group Inc.[a],[b]	1,889	10,427
Dick’s Sporting Goods Inc.	2,389	84,451
DSW Inc. Class A	5,755	137,314
Express Inc.[a]	699	12,079

132

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2015

Security	Shares	Value

Finish Line Inc. (The) Class A	2,771	$50,100
Foot Locker Inc.	1,574	102,452
GameStop Corp. Class Ab	8,941	250,706
Genesco Inc.[a]	1,992	113,205
Group 1 Automotive Inc.	1,538	116,427
Guess? Inc.	5,171	97,629
Haverty Furniture Companies Inc.	1,647	35,312
Lumber Liquidators Holdings Inc.[a], [b]	2,124	36,873
MarineMax Inc.[a]	1,236	22,767
Murphy USA Inc.[a]	3,525	214,109
Office Depot Inc.[a]	37,606	212,098
Penske Automotive Group Inc.	2,159	91,412
Pep Boys-Manny Moe & Jack (The)[a]	4,701	86,545
Rent-A-Center Inc./TX	4,422	66,197
Shoe Carnival Inc.	1,251	29,023
Sonic Automotive Inc. Class A	2,762	62,863
Sportsman’s Warehouse Holdings Inc.[a]	671	8,656
Stage Stores Inc.[b]	2,644	24,087
Staples Inc.	53,470	506,361
Stein Mart Inc.	2,479	16,684
Systemax Inc.[a],[b]	928	7,981
Tiffany & Co.	2,287	174,475
Tilly’s Inc. Class Aa	1,327	8,798
Vitamin Shoppe Inc.[a],[b]	2,259	73,869
West Marine Inc.[a]	1,352	11,478
Zumiez Inc.[a]	477	7,212

		4,528,670
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.29%
3D Systems Corp.[a],[b]	5,767	50,115
Avid Technology Inc.[a],[b]	792	5,774
CPI Card Group Inc.[a]	333	3,550
EMC Corp./MA	149,602	3,841,779
Hewlett Packard Enterprise Co.	152,221	2,313,759
HP Inc.	152,251	1,802,652
Imation Corp.[a]	2,090	2,863
Lexmark International Inc. Class A	5,114	165,949

Security	Shares	Value

NCR Corp.[a]	14,340	$350,756
NetApp Inc.	17,502	464,328
Pure Storage Inc. Class Aa,[b]	868	13,515
Quantum Corp.[a]	16,360	15,215
SanDisk Corp.	17,447	1,325,798
Stratasys Ltd.[a]	4,178	98,100
Western Digital Corp.	18,878	1,133,624

		11,587,777
TEXTILES, APPAREL & LUXURY GOODS — 0.22%
Cherokee Inc.[a]	83	1,432
Coach Inc.	19,832	649,101
Columbia Sportswear Co.	845	41,202
Crocs Inc.[a]	1,461	14,961
Deckers Outdoor Corp.[a],[b]	1,211	57,159
Fossil Group Inc.[a],[b]	601	21,973
Iconix Brand Group Inc.[a],[b]	3,890	26,569
Movado Group Inc.	1,262	32,446
Perry Ellis International Inc.[a]	1,069	19,691
PVH Corp.	6,993	515,034
Ralph Lauren Corp.	4,788	533,766
Sequential Brands Group Inc.[a], [b]	361	2,856
Unifi Inc.[a]	1,167	32,851
Vera Bradley Inc.[a],[b]	2,086	32,875

		1,981,916
THRIFTS & MORTGAGE FINANCE — 0.37%
Anchor BanCorp. Wisconsin Inc.[a], [b]	604	26,286
Astoria Financial Corp.	7,895	125,136
Bank Mutual Corp.	4,233	33,017
BankFinancial Corp.	1,825	23,050
BBX Capital Corp.[a]	230	3,599
Bear State Financial Inc.[a]	1,070	11,588
Beneficial Bancorp. Inc.[a]	7,362	98,062
BSB Bancorp. Inc./MAa	547	12,794
Capitol Federal Financial Inc.	11,738	147,429
Charter Financial Corp./MD	1,241	16,394
Clifton Bancorp. Inc.	2,392	34,301
Dime Community Bancshares Inc.	2,594	45,369
EverBank Financial Corp.	8,377	133,864

133

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2015

Security	Shares	Value

Federal Agricultural Mortgage Corp. Class C	884	$27,908
First Defiance Financial Corp.	886	33,473
Flagstar Bancorp. Inc.[a]	1,825	42,176
Fox Chase Bancorp. Inc.	1,044	21,183
Hingham Institution for Savings	92	11,022
HomeStreet Inc.[a]	1,269	27,550
IMPAC Mortgage Holdings Inc.[a], [b]	58	1,044
Kearny Financial Corp./MD	8,273	104,819
Meridian Bancorp. Inc.	3,699	52,156
Meta Financial Group Inc.	741	34,034
MGIC Investment Corp.[a],[b]	15,648	138,172
Nationstar Mortgage Holdings Inc.[a], [b]	3,113	41,621
New York Community Bancorp. Inc.	40,824	666,248
NMI Holdings Inc. Class Aa	4,569	30,932
Northfield Bancorp. Inc.	3,803	60,544
Northwest Bancshares Inc.	8,646	115,770
OceanFirst Financial Corp.	1,327	26,580
Ocwen Financial Corp.[a]	8,697	60,618
Oritani Financial Corp.	3,610	59,565
PennyMac Financial Services Inc. Class Aa	726	11,151
PHH Corp.[a]	4,141	67,084
Provident Financial Services Inc.	5,399	108,790
Radian Group Inc.	15,823	211,870
Stonegate Mortgage Corp.[a]	862	4,698
Territorial Bancorp. Inc.	929	25,770
TFS Financial Corp.	5,507	103,697
TrustCo Bank Corp. NY	8,343	51,226
United Community Financial Corp./OH	3,990	23,541
United Financial Bancorp. Inc.	3,290	42,375
Walker & Dunlop Inc.[a]	1,121	32,296
Walter Investment Management Corp.[a], [b]	3,044	43,286
Washington Federal Inc.	7,914	188,591
Waterstone Financial Inc.	2,345	33,064
WSFS Financial Corp.	2,362	76,434

		3,290,177

Security	Shares	Value

TOBACCO — 0.71%
Altria Group Inc.	9,681	$563,531
Philip Morris International Inc.	65,196	5,731,380
Universal Corp./VA	1,882	105,543

		6,400,454
TRADING COMPANIES & DISTRIBUTORS — 0.18%
Air Lease Corp.	8,120	271,858
Aircastle Ltd.[b]	5,087	106,267
Applied Industrial Technologies Inc.	2,021	81,830
Beacon Roofing Supply Inc.[a]	3,118	128,399
CAI International Inc.[a]	1,671	16,844
DXP Enterprises Inc.[a]	674	15,367
GATX Corp.[b]	3,664	155,903
Kaman Corp.	2,017	82,314
Lawson Products Inc./DEa	137	3,199
MRC Global Inc.[a]	8,414	108,541
MSC Industrial Direct Co. Inc. Class A	2,710	152,492
Neff Corp.[a]	699	5,354
NOW Inc.[a]	9,052	143,203
Rush Enterprises Inc. Class Aa	2,844	62,255
TAL International Group Inc.	2,690	42,771
Textainer Group Holdings Ltd.[b]	2,152	30,365
Titan Machinery Inc.[a]	1,553	16,974
Univar Inc.[a]	1,723	29,308
Veritiv Corp.[a],[b]	647	23,434
WESCO International Inc.[a],[b]	3,689	161,136

		1,637,814
TRANSPORTATION INFRASTRUCTURE — 0.05%
Macquarie Infrastructure Corp.	5,877	426,670
Wesco Aircraft Holdings Inc.[a]	4,966	59,443

		486,113
WATER UTILITIES — 0.19%
American States Water Co.	2,903	121,781
American Water Works Co. Inc.	15,040	898,640
Aqua America Inc.	14,781	440,474
Artesian Resources Corp. Class A	742	20,553

134

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2015

Security	Shares	Value

California Water Service Group	3,979	$92,591
Connecticut Water Service Inc.	1,024	38,922
Consolidated Water Co. Ltd.	1,006	12,314
Middlesex Water Co.	1,381	36,652
SJW Corp.	1,224	36,292
York Water Co. (The)	1,181	29,454

		1,727,673
WIRELESS TELECOMMUNICATION SERVICES — 0.16%
Boingo Wireless Inc.[a],[b]	1,389	9,195
Leap Wireless International Inc.	2,472	6,229
NTELOS Holdings Corp.[a]	1,111	10,155
Shenandoah Telecommunications Co.	225	9,686
Spok Holdings Inc.	1,775	32,518
Sprint Corp.[a],[b]	61,997	224,429
T-Mobile U.S. Inc.[a],[b]	22,948	897,726
Telephone & Data Systems Inc.	7,909	204,764
U.S. Cellular Corp.[a]	1,187	48,442

		1,443,144

TOTAL COMMON STOCKS (Cost: $928,692,767)		896,037,352

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a], [b]	648	—

		—

TOTAL WARRANTS (Cost: $0)		—

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.11%

MONEY MARKET FUNDS — 2.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c],[d],[e]	17,458,002	$17,458,002
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c],[d],[e]	876,055	876,055
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c],[d]	648,274	648,274

		18,982,331

TOTAL SHORT-TERM INVESTMENTS (Cost: $18,982,331)		18,982,331

TOTAL INVESTMENTS IN SECURITIES — 101.85% (Cost: $947,675,098)		915,019,683
Other Assets, Less Liabilities — (1.85)%		(16,634,283)

NET ASSETS — 100.00%		$898,385,400

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of December 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	17	Mar. 2016	Chicago Mercantile	1,730,090	2,045
S&P MidCap 400 E-Mini	2	Mar. 2016	Chicago Mercantile	278,700	3,887

			Net unrealized appreciation		$5,932

See accompanying notes to schedules of investments.

135

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED JPX-NIKKEI 400 ETF

December 31, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 100.68%

EXCHANGE-TRADED FUNDS — 100.68%
iShares JPX-Nikkei 400 ETF[a]	124,477	$6,540,022

		6,540,022

TOTAL INVESTMENT COMPANIES
(Cost: $6,341,528)		6,540,022

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[a,b]	2,891	2,891

		2,891

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,891)		2,891

TOTAL INVESTMENTS IN SECURITIES — 100.72% (Cost: $6,344,419)		6,542,913
Other Assets, Less Liabilities — (0.72)%		(47,019)

NET ASSETS — 100.00%		$6,495,894

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of December 31, 2015 were as follows:

Currency Purchased	Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
JPY 676,398,000	USD 5,610,501	01/06/2016	CITI	$17,155
JPY 21,835,000	USD 181,644	02/03/2016	CITI	129
USD 1,341,522	JPY 161,144,000	02/03/2016	CITI	19

				17,303

USD 5,511,290	JPY 676,398,000	01/06/2016	CITI	$(116,366)
JPY 10,243,000	USD 85,304	02/03/2016	CITI	(32)
USD 5,538,817	JPY 667,325,000	02/03/2016	CITI	(16,575)

				(132,973)

	Net unrealized depreciation			$(115,670)

Counterparties:

CITI — Citibank N.A. London

Currency abbreviations:

JPY — Japanese Yen

USD — United States Dollar

See accompanying notes to schedules of investments.

136

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.43%

BRAZIL — 15.43%
CCR SA	626,400	$1,987,064
CPFL Energia SA ADR[a]	103,225	765,929
Ultrapar Participacoes SA ADR	319,572	4,873,473

		7,626,466
CHILE — 6.68%
Empresa Nacional de Electricidad SA/Chile ADR	41,688	1,544,957
Enersis SA ADR	144,540	1,756,161

		3,301,118
CHINA — 40.68%
Beijing Capital International Airport Co. Ltd. Class H	1,080,000	1,166,377
Beijing Enterprises Water Group Ltd.[b]	1,800,000	1,261,137
CGN Power Co. Ltd. Class Hc	3,672,000	1,374,012
China Gas Holdings Ltd.[b]	792,000	1,142,502
China Longyuan Power Group Corp. Ltd. Class H	1,152,000	869,557
China Merchants Holdings International Co. Ltd.	1,224,000	3,893,034
China Oilfield Services Ltd. Class H	1,008,000	867,514
China Resources Power Holdings Co. Ltd.	648,000	1,260,858
China Suntien Green Energy Corp. Ltd. Class Hb	1,440,000	230,396
COSCO Pacific Ltd.	1,224,000	1,348,743
Guangdong Investment Ltd.	1,080,000	1,530,086
Huaneng Power International Inc. Class H ADR	31,536	1,081,685
Jiangsu Expressway Co. Ltd. Class H	864,000	1,166,099
Shenzhen International Holdings Ltd.	666,499	1,233,214
Sinopec Oilfield Service Corp.[a]	1,440,000	377,180
Zhejiang Expressway Co. Ltd. Class H	1,080,000	1,298,762

		20,101,156
MALAYSIA — 6.13%
Tenaga Nasional Bhd	975,600	3,026,666

		3,026,666

Security	Shares	Value

MEXICO — 10.58%
Grupo Aeroportuario del Centro Norte Sab de CV ADR	20,844	$801,452
Grupo Aeroportuario del Pacifico SAB de CV ADR	25,704	2,269,149
Grupo Aeroportuario del Sureste SAB de CV Series B	15,336	2,157,315

		5,227,916
PHILIPPINES — 1.83%
International Container Terminal Services Inc.	605,520	904,645

		904,645
RUSSIA — 3.82%
Novatek OAO GDR[d]	9,468	777,796
RusHydro PJSC	794,413	759,459
TMK PAO GDR[d]	108,900	348,480

		1,885,735
SOUTH KOREA — 8.12%
Korea Electric Power Corp. ADR[a]	189,468	4,011,038

		4,011,038
THAILAND — 6.16%
Airports of Thailand PCL NVDR	316,800	3,046,069

		3,046,069

TOTAL COMMON STOCKS
(Cost: $50,916,739)		49,130,809

SHORT-TERM INVESTMENTS — 0.60%

MONEY MARKET FUNDS — 0.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[e,f,g]	259,336	259,336
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[e,f,g]	13,014	13,014
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[e,f]	25,747	25,747

		298,097

TOTAL SHORT-TERM INVESTMENTS
(Cost: $298,097)		298,097

137

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

December 31, 2015

Value

TOTAL INVESTMENTS IN SECURITIES — 100.03%
(Cost: $51,214,836)	$49,428,906
Other Assets, Less Liabilities — (0.03)%	(16,278)

NET ASSETS — 100.00%	$49,412,628

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

138

Schedule of Investments (Unaudited)

iSHARES® EUROPE ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 98.78%

AUSTRIA — 0.22%
Erste Group Bank AGa	108,365	$3,403,196
OMV AG	51,758	1,469,152
Voestalpine AG	39,124	1,204,674

		6,077,022
BELGIUM — 2.38%
Ageas	76,574	3,560,204
Anheuser-Busch InBev SA/NV	296,085	36,795,289
Colruyt SA	24,749	1,275,551
Delhaize Group	37,003	3,609,231
Groupe Bruxelles Lambert SA	29,057	2,488,239
KBC Groep NV	121,655	7,621,311
Proximus SADP	51,132	1,666,341
Solvay SA	26,685	2,853,281
UCB SA	46,243	4,180,957
Umicore SA	36,300	1,524,665

		65,575,069
DENMARK — 2.91%
AP Moeller - Maersk A/S Class A	1,175	1,517,966
AP Moeller - Maersk A/S Class B	2,442	3,190,333
Carlsberg A/S Class B	38,105	3,397,379
Chr Hansen Holding A/S	33,975	2,134,998
Coloplast A/S Class B	40,014	3,244,315
Danske Bank A/S	284,779	7,677,235
DSV A/S	63,615	2,515,968
Novo Nordisk A/S Class B	684,884	39,867,989
Novozymes A/S Class B	83,114	3,999,751
Pandora A/S	44,696	5,673,369
TDC A/S	293,552	1,469,512
Vestas Wind Systems A/S	80,711	5,684,006

		80,372,821
FINLAND — 1.38%
Fortum OYJ	159,329	2,409,261
Kone OYJ Class B	137,534	5,852,123
Metso OYJ	47,583	1,069,971
Nokia OYJ	1,428,707	10,235,469
Nokian Renkaat OYJ	35,036	1,259,773
Sampo OYJ Class A	178,921	9,135,009
Stora Enso OYJ Class R	205,139	1,869,648
UPM-Kymmene OYJ	191,690	3,587,852
Wartsila OYJ Abp	55,409	2,537,042

		37,956,148

Security	Shares	Value

FRANCE — 14.72%
Accor SA	65,495	$2,846,245
Air Liquide SA	123,866	13,946,692
Airbus Group SE	220,421	14,845,487
Alstom SAa,b	78,755	2,409,560
ArcelorMittal[b]	367,299	1,554,891
Arkema SA	26,738	1,876,048
AXA SA	699,411	19,169,002
BNP Paribas SA	382,392	21,695,947
Bouygues SA	67,690	2,687,214
Cap Gemini SA	58,437	5,433,898
Carrefour SA	211,773	6,130,806
Casino Guichard Perrachon SA	21,097	972,053
Christian Dior SE	18,970	3,230,165
Cie. de Saint-Gobain	180,450	7,811,510
Cie. Generale des Etablissements Michelin Class B	67,419	6,437,555
Credit Agricole SA	419,581	4,959,004
Danone SA	219,405	14,843,794
Dassault Systemes	48,809	3,911,375
Edenred	73,343	1,390,285
Electricite de France SA	107,190	1,580,680
Engie SA	583,456	10,346,920
Essilor International SA	71,402	8,923,737
Hermes International	7,221	2,445,421
Kering	26,794	4,597,344
Klepierre	67,928	3,024,660
L’Oreal SA	88,533	14,935,729
Lagardere SCA	42,977	1,284,330
Legrand SA	95,380	5,408,510
LVMH Moet Hennessy Louis Vuitton SE	98,849	15,559,314
Orange SA	831,420	13,985,612
Pernod Ricard SA	75,360	8,612,047
Peugeot SAa	168,222	2,961,295
Publicis Groupe SA	73,276	4,885,831
Renault SA	74,386	7,485,015
Safran SA	123,174	8,479,154
Sanofi	429,068	36,635,191
Schneider Electric SE	211,242	12,061,058
SES SA	123,771	3,438,621
Societe Generale SA	290,846	13,449,822
Sodexo SA	35,082	3,435,197
STMicroelectronics NV	76,021	510,437

139

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

December 31, 2015

Security	Shares	Value

STMicroelectronics NV New	163,791	$1,114,707
Suez Environnement Co.	128,431	2,408,022
Technip SA	42,218	2,097,472
Thales SA	36,180	2,715,791
Total SA	877,840	39,350,205
Unibail-Rodamco SE	35,299	8,988,139
Valeo SA	28,554	4,421,646
Vallourec SAb	44,296	413,821
Veolia Environnement SA	175,552	4,169,702
Vinci SA	170,610	10,960,632
Vivendi SA	419,111	9,041,866

		405,879,459
GERMANY — 12.91%
adidas AG	75,357	7,360,060
Allianz SE Registered	164,346	29,198,428
BASF SE	330,848	25,416,781
Bayer AG Registered	297,881	37,471,506
Bayerische Motoren Werke AG	116,126	12,315,798
Beiersdorf AG	35,402	3,236,557
Brenntag AG	55,641	2,918,179
Commerzbank AGa	380,533	3,956,806
Continental AG	38,896	9,487,849
Daimler AG Registered	358,390	30,203,373
Deutsche Bank AG Registered	498,193	12,190,239
Deutsche Boerse AG	69,520	6,146,538
Deutsche Lufthansa AG Registered[a]	83,345	1,318,681
Deutsche Post AG Registered	344,237	9,705,734
Deutsche Telekom AG Registered	1,147,703	20,808,254
E.ON SE	723,513	7,019,339
Fresenius Medical Care AG & Co. KGaA	78,459	6,624,929
Fresenius SE & Co. KGaA	143,498	10,283,528
GEA Group AG	63,780	2,591,230
HeidelbergCement AG	50,764	4,170,060
Infineon Technologies AG	406,221	5,959,458
K+S AG Registered	68,936	1,768,788
Lanxess AG	32,965	1,528,366
Linde AG	66,902	9,731,269
MAN SE	12,691	1,277,984
Merck KGaA	46,913	4,564,630
METRO AG	58,362	1,874,064

Security	Shares	Value

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	52,876	$10,600,404
Osram Licht AG	31,300	1,318,906
ProSiebenSat.1 Media SE Registered	78,801	4,003,155
QIAGEN NVa	84,822	2,314,150
RWE AG	175,568	2,233,326
SAP SE	345,161	27,513,714
Siemens AG Registered	298,306	29,125,597
ThyssenKrupp AG	158,119	3,150,164
Volkswagen AGb	10,618	1,641,336
Vonovia SE	156,285	4,847,002

		355,876,182
IRELAND — 0.83%
Bank of Ireland[a]	10,042,100	3,687,152
CRH PLC	294,336	8,536,983
Irish Bank Resolution Corp. Ltd.[a]	211,770	2
Kerry Group PLC Class A	54,461	4,514,575
Ryanair Holdings PLC ADR	44,969	3,888,020
Smurfit Kappa Group PLC	84,075	2,149,924

		22,776,656
ITALY — 3.57%
Assicurazioni Generali SpA	489,266	8,992,805
Atlantia SpA	145,630	3,875,848
Banca Monte dei Paschi di Siena SpA[a]	1,060,240	1,418,942
Banco Popolare SCa	118,856	1,653,941
CNH Industrial NV	359,272	2,474,357
Enel SpA	2,548,608	10,775,208
Eni SpA	971,445	14,562,874
Finmeccanica SpA[a]	135,313	1,896,178
Intesa Sanpaolo SpA	5,148,142	17,269,414
Luxottica Group SpA	50,289	3,299,588
Mediaset SpA	251,036	1,044,988
Mediobanca SpA	215,370	2,078,703
Prysmian SpA	72,581	1,597,394
Saipem SpA[a,b]	90,593	737,100
Snam SpA	774,646	4,064,435
Telecom Italia SpA[a]	3,773,210	4,816,135
Tenaris SA	170,099	2,021,477
Terna Rete Elettrica Nazionale SpA	509,970	2,634,731

140

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

December 31, 2015

Security	Shares	Value

UniCredit SpA	1,996,310	$11,135,718
Unione di Banche Italiane SpA	326,186	2,196,882

		98,546,718
NETHERLANDS — 4.52%
Aegon NV	520,636	2,957,915
Akzo Nobel NV	89,187	5,975,795
Altice NV Class Aa,b	117,861	1,696,429
ASML Holding NV	158,651	14,226,880
Fiat Chrysler Automobiles NVa,b	330,541	4,639,142
Gemalto NVb	31,701	1,903,322
Heineken Holding NV	34,236	2,640,530
Heineken NV	76,764	6,568,531
ING Groep NV CVA	1,392,307	18,830,166
Koninklijke Ahold NV	301,915	6,387,221
Koninklijke DSM NV	65,352	3,285,504
Koninklijke KPN NV	1,217,919	4,620,005
Koninklijke Philips NV	343,100	8,781,037
PostNL NVa,b	159,618	606,876
Randstad Holding NV	46,698	2,918,384
RELX NV	383,439	6,472,873
TNT Express NV	167,175	1,414,681
Unilever NV CVA	619,031	26,968,743
Wolters Kluwer NV	108,651	3,654,724

		124,548,758
NORWAY — 0.79%
DNB ASA	335,792	4,165,462
Norsk Hydro ASA	492,776	1,844,427
Orkla ASA	300,009	2,375,980
Seadrill Ltd.[a,b]	126,097	435,218
Statoil ASA	380,389	5,316,039
Subsea 7 SAa	95,575	680,801
Telenor ASA	250,151	4,191,156
Yara International ASA	64,140	2,774,628

		21,783,711
PORTUGAL — 0.18%
EDP - Energias de Portugal SA	868,351	3,132,665
Galp Energia SGPS SA	150,002	1,746,794

		4,879,459
SPAIN — 4.85%
Abertis Infraestructuras SA	171,305	2,681,537
Acciona SA	9,474	813,860
ACS Actividades de Construccion y Servicios SA	67,688	1,986,399

Security	Shares	Value

Aena SAa,c	26,469	$3,030,595
Amadeus IT Holding SA Class A	162,578	7,185,316
Banco Bilbao Vizcaya Argentaria SA	2,276,397	16,664,537
Banco de Sabadell SA	1,769,649	3,143,074
Banco Popular Espanol SA	695,414	2,298,768
Banco Santander SA	5,165,359	25,575,529
Bankia SA	1,555,424	1,814,692
CaixaBank SA	853,577	2,980,152
Distribuidora Internacional de Alimentacion SA	229,085	1,354,767
Enagas SA	71,171	2,010,139
Ferrovial SA	152,539	3,455,739
Gas Natural SDG SA	126,799	2,591,611
Iberdrola SA	2,140,865	15,232,822
Industria de Diseno Textil SA	405,518	13,959,895
International Consolidated Airlines Group SA	293,947	2,644,982
Red Electrica Corp. SA	35,846	3,002,626
Repsol SA	375,993	4,133,425
Telefonica SA	1,544,890	17,176,521

		133,736,986
SWEDEN — 4.52%
Alfa Laval AB	103,377	1,900,628
Assa Abloy AB	357,235	7,542,503
Atlas Copco AB Class A	233,573	5,773,802
Atlas Copco AB Class B	141,753	3,283,795
Boliden AB	99,700	1,689,931
Electrolux AB Class B	85,320	2,076,681
Hennes & Mauritz AB Class B	342,087	12,258,259
Hexagon AB Class B	89,270	3,333,357
Holmen AB Class B	18,346	569,273
Investment AB Kinnevik Class B	84,790	2,635,041
Investor AB Class B	164,064	6,083,364
Millicom International Cellular SA SDR	22,668	1,308,090
Nordea Bank AB	1,151,656	12,745,179
Sandvik AB	397,946	3,495,350
Securitas AB Class B	115,288	1,777,743
Skandinaviska Enskilda Banken AB Class A	620,243	6,577,198
Skanska AB Class B	144,094	2,816,726
SKF AB Class B	134,788	2,193,547

141

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

December 31, 2015

Security	Shares	Value

Svenska Cellulosa AB SCA Class B	229,164	$6,700,463
Svenska Handelsbanken AB Class A	531,818	7,121,943
Swedbank AB Class A	372,430	8,265,325
Swedish Match AB	70,782	2,520,432
Tele2 AB Class B	111,414	1,120,008
Telefonaktiebolaget LM Ericsson Class B	1,100,324	10,741,426
TeliaSonera AB	985,380	4,931,225
Volvo AB Class B	556,683	5,223,071

		124,684,360
SWITZERLAND — 14.76%
ABB Ltd. Registered	722,945	12,971,121
Actelion Ltd. Registered	36,576	5,100,909
Adecco SA Registered	62,846	4,325,764
Baloise Holding AG Registered	18,007	2,295,398
Cie. Financiere Richemont SA Class A Registered	188,030	13,543,419
Clariant AG Registered	102,822	1,952,693
Credit Suisse Group AG Registered	600,828	13,018,940
GAM Holding AG	58,854	981,880
Geberit AG Registered	13,615	4,627,196
Givaudan SA Registered	3,320	6,046,314
Julius Baer Group Ltd.	80,616	3,918,856
Kuehne + Nagel International AG Registered	20,303	2,794,958
LafargeHolcim Ltd. Registered	160,123	8,046,141
Lonza Group AG Registered	19,062	3,105,906
Nestle SA Registered	1,149,883	85,638,139
Novartis AG Registered	965,658	83,735,379
Roche Holding AG	253,074	69,879,774
Schindler Holding AG Participation Certificates	16,061	2,695,552
Schindler Holding AG Registered	7,362	1,242,935
SGS SA Registered	1,966	3,753,273
Swatch Group AG (The) Bearer	11,107	3,885,786
Swatch Group AG (The) Registered	20,995	1,426,234
Swiss Life Holding AG Registered	11,549	3,130,113
Swiss Re AG	122,846	12,045,290
Swisscom AG Registered	9,513	4,780,259

Security	Shares	Value

Syngenta AG Registered	33,536	$13,143,030
UBS Group AG	1,286,047	25,078,559
Zurich Insurance Group AG	53,780	13,882,869

		407,046,687
UNITED KINGDOM — 30.24%
3i Group PLC	349,851	2,483,349
Aberdeen Asset Management PLC	344,043	1,467,504
Aggreko PLC	92,246	1,242,687
Amec Foster Wheeler PLC	141,954	897,370
Anglo American PLC	502,123	2,216,167
Antofagasta PLC	138,486	957,910
ARM Holdings PLC	509,106	7,796,359
Ashtead Group PLC	182,422	3,008,676
Associated British Foods PLC	128,324	6,320,951
AstraZeneca PLC	451,090	30,693,337
Aviva PLC	1,460,054	11,104,185
Babcock International Group PLC	180,578	2,704,124
BAE Systems PLC	1,138,378	8,382,566
Barclays PLC	5,631,313	18,168,685
BG Group PLC	1,228,025	17,828,365
BHP Billiton PLC	762,158	8,537,421
BP PLC	6,567,466	34,266,454
British American Tobacco PLC	672,953	37,403,250
British Land Co. PLC (The)	369,580	4,281,531
BT Group PLC	3,021,635	21,007,576
Bunzl PLC	119,332	3,315,403
Burberry Group PLC	160,194	2,821,514
Capita PLC	242,368	4,315,293
Carnival PLC	77,504	4,416,254
Centrica PLC	1,844,783	5,930,196
Cobham PLC	411,239	1,716,547
Compass Group PLC	598,161	10,359,148
Daily Mail & General Trust PLC Class A NVS	102,401	1,056,502
DCC PLC	31,776	2,650,841
Diageo PLC	904,183	24,741,120
Direct Line Insurance Group PLC	495,906	2,978,482
Drax Group PLC	144,653	521,071
easyJet PLC	92,625	2,375,448
Experian PLC	349,296	6,183,078
FirstGroup PLC[a]	433,425	685,459
G4S PLC	559,711	1,860,281

142

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

December 31, 2015

Security	Shares	Value

GKN PLC	623,129	$2,832,438
GlaxoSmithKline PLC	1,756,660	35,548,913
Glencore PLC	4,368,751	5,826,100
Hammerson PLC	283,541	2,507,467
Hays PLC	490,467	1,054,710
HSBC Holdings PLC	7,037,204	55,615,394
IMI PLC	97,732	1,240,967
Imperial Tobacco Group PLC	344,683	18,220,436
InterContinental Hotels Group PLC	90,387	3,541,025
Intertek Group PLC	57,909	2,370,227
ITV PLC	1,307,744	5,331,421
J Sainsbury PLC	512,613	1,955,339
Johnson Matthey PLC	73,811	2,890,552
Kingfisher PLC	831,791	4,039,594
Ladbrokes PLC	339,722	599,357
Land Securities Group PLC	289,547	5,023,005
Legal & General Group PLC	2,132,134	8,415,756
Lloyds Banking Group PLC	21,070,697	22,692,695
London Stock Exchange Group PLC	111,860	4,524,046
Man Group PLC	612,040	1,583,161
Marks & Spencer Group PLC	595,084	3,967,975
National Grid PLC	1,415,023	19,552,525
Next PLC	55,844	6,000,288
Old Mutual PLC	1,569,523	4,138,530
Pearson PLC	294,047	3,189,794
Persimmon PLC	109,034	3,257,495
Petrofac Ltd.	92,190	1,081,596
Provident Financial PLC	52,651	2,612,870
Prudential PLC	922,268	20,811,357
Randgold Resources Ltd.	33,094	2,020,842
Reckitt Benckiser Group PLC	236,120	21,858,967
RELX PLC	403,918	7,126,158
Rentokil Initial PLC	653,738	1,534,926
Rexam PLC	253,581	2,259,337
Rio Tinto PLC	438,537	12,794,692
Rolls-Royce Holdings PLC	675,782	5,727,202
Royal Bank of Scotland Group PLC[a]	627,342	2,792,411
Royal Dutch Shell PLC Class A	1,406,857	31,642,629
Royal Dutch Shell PLC Class B	885,173	20,130,852
RSA Insurance Group PLC	366,196	2,301,976
SABMiller PLC	356,726	21,396,557

Security	Shares	Value

Sage Group PLC (The)	401,613	$3,572,343
Schroders PLC	41,116	1,803,482
SEGRO PLC	267,280	1,691,596
Severn Trent PLC	87,199	2,797,937
Shire PLC	215,281	14,906,881
Sky PLC	377,714	6,190,646
Smith & Nephew PLC	330,832	5,890,369
Smiths Group PLC	141,466	1,958,921
SSE PLC	357,055	8,041,305
Standard Chartered PLC	980,428	8,145,764
Standard Life PLC	710,686	4,082,030
Tate & Lyle PLC	169,020	1,492,220
Taylor Wimpey PLC	1,164,373	3,485,540
Tesco PLC[a]	2,901,854	6,394,180
Travis Perkins PLC	87,967	2,558,085
Tullow Oil PLC[a]	326,986	798,582
UBM PLC	159,027	1,234,063
Unilever PLC	463,684	20,000,401
United Utilities Group PLC	246,977	3,405,402
Vodafone Group PLC	9,563,260	31,150,592
Weir Group PLC (The)	76,548	1,128,241
Whitbread PLC	65,260	4,233,178
William Hill PLC	317,731	1,854,483
Wm Morrison Supermarkets PLC	847,213	1,850,584
Wolseley PLC	95,456	5,192,964
WPP PLC	479,355	11,042,930

		833,609,405

TOTAL COMMON STOCKS
(Cost: $3,164,945,116)		2,723,349,441

PREFERRED STOCKS — 0.84%

GERMANY — 0.72%
Bayerische Motoren Werke AG	19,540	1,643,128
Henkel AG & Co. KGaA	64,175	7,194,413
Porsche Automobil Holding SE	55,150	2,996,072
Volkswagen AG	56,602	8,223,853

		20,057,466
ITALY — 0.12%
Intesa Sanpaolo SpA RSP	335,900	1,034,093
Telecom Italia SpA RSP	2,176,162	2,248,130

		3,282,223

TOTAL PREFERRED STOCKS
(Cost: $30,125,453)		23,339,689

143

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

December 31, 2015

Security	Shares	Value

RIGHTS — 0.01%

ITALY — 0.00%
Unione di Banche Italiane SpA[a]	330,506	$4

		4
SPAIN — 0.01%
Repsol SAa	375,993	187,474

		187,474

TOTAL RIGHTS
(Cost: $191,288)		187,478

SHORT-TERM INVESTMENTS — 0.64%

MONEY MARKET FUNDS — 0.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[d,e,f]	15,980,004	15,980,004
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[d,e,f]	801,888	801,888
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[d,e]	905,898	905,898

		17,687,790

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,687,790)		17,687,790

TOTAL INVESTMENTS IN SECURITIES — 100.27%
(Cost: $3,212,949,647)		2,764,564,398
Other Assets, Less Liabilities — (0.27)%		(7,510,705)

NET ASSETS — 100.00%		$2,757,053,693

ADR — American Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

144

Schedule of Investments (Unaudited)

iSHARES® GLOBAL 100 ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.58%

AUSTRALIA — 0.59%
BHP Billiton Ltd.	586,360	$7,619,187
Westfield Corp.	348,176	2,409,030

		10,028,217
FRANCE — 5.97%
AXA SA	354,195	9,707,546
Carrefour SA	107,033	3,098,594
Cie. de Saint-Gobain	90,285	3,908,352
Engie SA	294,931	5,230,261
L’Oreal SA	44,893	7,573,557
LVMH Moet Hennessy Louis Vuitton SE	50,303	7,917,937
Orange SA	420,867	7,079,554
Sanofi	217,147	18,540,702
Schneider Electric SE	106,490	6,080,146
Societe Generale SA	147,234	6,808,658
Total SA	445,602	19,974,631
Vivendi SA	215,074	4,639,989

		100,559,927
GERMANY — 6.19%
Allianz SE Registered	83,340	14,806,548
BASF SE	167,781	12,889,463
Bayer AG Registered	151,082	19,005,140
Daimler AG Registered	181,959	15,334,623
Deutsche Bank AG Registered	251,289	6,148,767
Deutsche Telekom AG Registered	580,860	10,531,194
E.ON SE	363,455	3,526,148
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	26,854	5,383,601
RWE AG	87,507	1,113,139
Siemens AG Registered	151,282	14,770,667
Volkswagen AGa	5,558	859,158

		104,368,448
JAPAN — 4.46%
Bridgestone Corp.	122,400	4,247,039
Canon Inc.	199,850	6,105,397
Honda Motor Co. Ltd.	327,100	10,631,872
Nissan Motor Co. Ltd.	463,000	4,924,631
Panasonic Corp.	416,700	4,297,073
Seven & I Holdings Co. Ltd.	142,920	6,593,840

Security	Shares	Value

Sony Corp.	231,500	$5,777,156
Toyota Motor Corp.	524,700	32,660,988

		75,237,996
NETHERLANDS — 1.73%
Aegon NV	259,743	1,475,691
ING Groep NV CVA	705,149	9,536,742
Koninklijke Philips NV	174,088	4,455,474
Unilever NV CVA	313,348	13,651,338

		29,119,245
SOUTH KOREA — 1.38%
Samsung Electronics Co. Ltd. GDR[a]	43,734	23,244,621

		23,244,621
SPAIN — 1.91%
Banco Bilbao Vizcaya Argentaria SA	1,152,237	8,435,038
Banco Santander SA	2,615,906	12,952,280
Repsol SA	190,293	2,091,959
Telefonica SA	782,281	8,697,620

		32,176,897
SWEDEN — 0.32%
Telefonaktiebolaget LM Ericsson Class B	556,526	5,432,839

		5,432,839
SWITZERLAND — 6.98%
ABB Ltd. Registered	366,233	6,570,974
Credit Suisse Group AG Registered	303,335	6,572,763
Nestle SA Registered	582,335	43,369,705
Novartis AG Registered	488,936	42,397,248
Swiss Re AG	62,163	6,095,203
UBS Group AG	650,978	12,694,396

		117,700,289
UNITED KINGDOM — 10.71%
Anglo American PLC	251,872	1,111,661
AstraZeneca PLC	228,093	15,520,041
Aviva PLC	739,874	5,626,982
Barclays PLC	2,851,154	9,198,871
BP PLC	3,326,192	17,354,761
Diageo PLC	457,907	12,529,690
GlaxoSmithKline PLC	889,625	18,003,029
HSBC Holdings PLC	3,564,380	28,169,483
National Grid PLC	716,261	9,897,161

145

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL 100 ETF

December 31, 2015

Security	Shares	Value

Prudential PLC	467,167	$10,541,816
Rio Tinto PLC	221,777	6,470,533
Royal Dutch Shell PLC Class A	712,094	16,016,217
Royal Dutch Shell PLC Class B	448,184	10,192,726
Standard Chartered PLC	494,746	4,110,535
Vodafone Group PLC	4,842,980	15,775,133

		180,518,639
UNITED STATES — 59.34%
3M Co.	112,509	16,948,356
Alphabet Inc. Class Ab	53,245	41,425,142
Alphabet Inc. Class Cb	54,311	41,215,532
Aon PLC	50,467	4,653,562
Apple Inc.	1,018,286	107,184,784
Bristol-Myers Squibb Co.	305,046	20,984,114
Caterpillar Inc.	106,490	7,237,060
Chevron Corp.	343,853	30,933,016
Citigroup Inc.	543,977	28,150,810
Coca-Cola Co. (The)	714,905	30,712,319
Colgate-Palmolive Co.	163,902	10,919,151
Dow Chemical Co. (The)	205,333	10,570,543
EI du Pont de Nemours & Co.	160,198	10,669,187
EMC Corp./MA	354,195	9,095,728
Exxon Mobil Corp.	760,457	59,277,623
Ford Motor Co.	712,094	10,033,405
General Electric Co.	1,723,655	53,691,853
Goldman Sachs Group Inc. (The)	72,587	13,082,355
HP Inc.	330,582	3,914,091
Intel Corp.	862,106	29,699,552
International Business Machines Corp.	163,089	22,444,308
Johnson & Johnson	504,828	51,855,932
JPMorgan Chase & Co.	672,209	44,385,960
Kimberly-Clark Corp.	66,232	8,431,334
Marsh & McLennan Companies Inc.	95,378	5,288,710
McDonald’s Corp.	167,606	19,800,973
Merck & Co. Inc.	510,226	26,950,137
Microsoft Corp.	1,458,913	80,940,493
Morgan Stanley	275,948	8,777,906
NIKE Inc. Class B	246,552	15,409,500
PepsiCo Inc.	266,364	26,615,091
Pfizer Inc.	1,127,509	36,395,991
Philip Morris International Inc.	283,067	24,884,420
Procter & Gamble Co. (The)	497,015	39,467,961
Texas Instruments Inc.	185,335	10,158,211

Security	Shares	Value

Twenty-First Century Fox Inc. Class A	213,906	$5,809,687
United Technologies Corp.	150,927	14,499,557
Wal-Mart Stores Inc.	286,688	17,573,974

		1,000,088,328

TOTAL COMMON STOCKS
(Cost: $1,573,080,464)		1,678,475,446

RIGHTS — 0.01%

SPAIN — 0.01%
Repsol SAb	189,060	94,268

		94,268

TOTAL RIGHTS
(Cost: $96,186)		94,268

SHORT-TERM INVESTMENTS — 0.23%

MONEY MARKET FUNDS — 0.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	2,146,923	2,146,923
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	107,734	107,734
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	1,653,766	1,653,766

		3,908,423

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,908,423)		3,908,423

TOTAL INVESTMENTS IN SECURITIES — 99.82%
(Cost: $1,577,085,073)		1,682,478,137
Other Assets, Less Liabilities — 0.18%		2,969,250

NET ASSETS — 100.00%		$1,685,447,387

GDR — Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

146

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CLEAN ENERGY ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 94.73%

AUSTRIA — 3.75%
Verbund AGa	239,316	$3,083,232

		3,083,232
CANADA — 2.77%
Canadian Solar Inc.[b]	78,456	2,272,086

		2,272,086
CHINA — 23.51%
China Everbright International Ltd.[a]	2,760,000	3,546,977
China Longyuan Power Group Corp. Ltd.	3,528,000	2,663,019
China Singyes Solar Technologies Holdings Ltd.[a]	840,000	603,704
Dongfang Electric Corp. Ltd. Class H	638,400	649,920
GCL-Poly Energy Holdings Ltd.[a]	15,803,000	2,365,307
Huaneng Renewables Corp. Ltd. Class H	7,266,000	2,175,070
JinkoSolar Holding Co. Ltd.[a,b]	39,564	1,094,736
Shunfeng International Clean Energy Ltd.[b]	5,208,000	1,323,814
Trina Solar Ltd. ADR[a,b]	163,884	1,806,002
Xinyi Solar Holdings Ltd.[a]	7,560,000	3,092,224

		19,320,773
DENMARK — 6.02%
Vestas Wind Systems A/S	70,240	4,946,594

		4,946,594
GERMANY — 5.06%
Nordex SEb	116,844	4,156,880

		4,156,880
ITALY — 5.31%
Enel Green Power SpA	2,133,096	4,363,254

		4,363,254
JAPAN — 5.60%
Electric Power Development Co. Ltd.	128,100	4,605,615

		4,605,615
NEW ZEALAND — 7.31%
Meridian Energy Ltd.	2,258,256	3,694,945
Mighty River Power Ltd.	1,212,456	2,307,532

		6,002,477

Security	Shares	Value

NORWAY — 0.93%
REC Silicon ASA[a,b]	3,773,280	$764,346

		764,346
PORTUGAL — 3.62%
EDP Renovaveis SA	377,748	2,975,020

		2,975,020
SPAIN — 5.38%
Gamesa Corp. Tecnologica SA	257,460	4,424,519

		4,424,519
UNITED STATES — 25.47%
Covanta Holding Corp.	226,212	3,504,024
First Solar Inc.[b]	82,152	5,421,210
Pattern Energy Group Inc.	106,344	2,223,653
Solarcity Corp.[a,b]	86,520	4,414,250
SunPower Corp.[a,b]	102,396	3,072,904
TerraForm Global Inc. Class A	92,484	516,986
TerraForm Power Inc.	140,784	1,771,063

		20,924,090

TOTAL COMMON STOCKS
(Cost: $79,153,692)		77,838,886

PREFERRED STOCKS — 3.83%

BRAZIL — 3.83%
Cia. Energetica de Minas Gerais ADR	1,351,140	2,026,710
Cia. Paranaense de Energia Class B ADR	190,848	1,120,278

		3,146,988

TOTAL PREFERRED STOCKS
(Cost: $9,026,165)		3,146,988

RIGHTS — 0.02%

CHINA — 0.02%
GCL-Poly Energy Holdings Ltd.[b]	3,160,600	16,312

		16,312

TOTAL RIGHTS
(Cost: $0)		16,312

147

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CLEAN ENERGY ETF

December 31, 2015

Security	Shares	Value

SHORT-TERM INVESTMENTS — 23.93%

MONEY MARKET FUNDS — 23.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	18,632,826	$18,632,826
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	935,009	935,009
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	91,953	91,953

		19,659,788

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,659,788)		19,659,788

TOTAL INVESTMENTS IN SECURITIES — 122.51%
(Cost: $107,839,645)		100,661,974
Other Assets, Less Liabilities — (22.51)%		(18,497,234)

NET ASSETS — 100.00%		$82,164,740

ADR — American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

148

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 98.43%

AUSTRALIA — 0.13%
Crown Resorts Ltd.	68,370	$621,782

		621,782
CANADA — 1.75%
Canadian Tire Corp. Ltd. Class A	10,282	874,610
Dollarama Inc.	16,168	930,437
Gildan Activewear Inc.	30,846	873,574
Magna International Inc. Class A	48,442	1,957,069
Restaurant Brands International Inc.	27,506	1,024,718
Shaw Communications Inc. Class B	57,664	987,980
Thomson Reuters Corp.	43,142	1,627,725

		8,276,113
DENMARK — 0.43%
Pandora A/S	15,855	2,012,513

		2,012,513
FINLAND — 0.09%
Nokian Renkaat OYJ	12,402	445,933

		445,933
FRANCE — 5.23%
Accor SA	22,506	978,053
Christian Dior SE	6,334	1,078,538
Cie. Generale des Etablissements Michelin Class B	24,168	2,307,700
Hermes International	2,544	861,536
Kering	8,987	1,541,999
Lagardere SCA	13,568	405,468
LVMH Moet Hennessy Louis Vuitton SE	33,328	5,245,989
Peugeot SAa	56,816	1,000,160
Publicis Groupe SA	25,652	1,710,401
Renault SA	25,546	2,570,540
SES SA	43,990	1,222,135
Sodexo SA	12,190	1,193,634
Valeo SA	9,964	1,542,946
Vivendi SA	142,994	3,084,941

		24,744,040
GERMANY — 4.70%
adidas AG	25,864	2,526,117
Bayerische Motoren Werke AG	40,068	4,249,431

Security	Shares	Value

Continental AG	13,356	$3,257,911
Daimler AG Registered	122,430	10,317,807
ProSiebenSat.1 Media SE Registered	26,712	1,356,991
Volkswagen AGb	3,500	541,032

		22,249,289
HONG KONG — 0.72%
Galaxy Entertainment Group Ltd.	424,000	1,337,626
Michael Kors Holdings Ltd.[a]	22,154	887,489
Sands China Ltd.[b]	339,200	1,162,011

		3,387,126
ITALY — 0.32%
Luxottica Group SpA	17,808	1,168,428
Mediaset SpA	78,334	326,081

		1,494,509
JAPAN — 14.33%
Aisin Seiki Co. Ltd.	22,900	997,515
Bridgestone Corp.	84,800	2,942,393
Denso Corp.	64,700	3,129,179
Dentsu Inc.	31,800	1,765,859
Fast Retailing Co. Ltd.	6,700	2,374,895
Fuji Heavy Industries Ltd.	84,800	3,543,702
Honda Motor Co. Ltd.	222,600	7,235,263
Isuzu Motors Ltd.	84,800	926,283
Mazda Motor Corp.	74,200	1,556,846
Nikon Corp.[b]	53,000	715,948
Nissan Motor Co. Ltd.	339,200	3,607,851
Nitori Holdings Co. Ltd.	10,900	926,946
Oriental Land Co. Ltd./Japan	25,300	1,543,091
Panasonic Corp.	286,200	2,951,337
Rakuten Inc.[a]	106,000	1,236,278
Sekisui House Ltd.	84,800	1,442,647
Sony Corp.	149,900	3,740,802
Sumitomo Electric Industries Ltd.	106,000	1,519,132
Suzuki Motor Corp.	63,600	1,957,777
Toyota Industries Corp.	23,600	1,281,084
Toyota Motor Corp.	360,400	22,433,810

		67,828,638
MEXICO — 0.35%
Grupo Televisa SAB	307,400	1,679,107

		1,679,107

149

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

December 31, 2015

Security	Shares	Value

NETHERLANDS — 1.00%
Altice NV Class Aa,b	39,220	$564,512
Fiat Chrysler Automobiles NVa,b	109,074	1,530,853
RELX NV	74,328	1,254,739
Wolters Kluwer NV	41,446	1,394,131

		4,744,235
SOUTH KOREA — 0.10%
Hyundai Motor Co. GDR	7,549	479,639

		479,639
SPAIN — 1.00%
Industria de Diseno Textil SA	137,121	4,720,370

		4,720,370
SWEDEN — 1.06%
Electrolux AB Class B	30,210	735,308
Hennes & Mauritz AB Class B	119,568	4,284,570

		5,019,878
SWITZERLAND — 1.34%
Cie. Financiere Richemont SA Class A Registered	63,282	4,558,074
Swatch Group AG (The) Bearer[b]	3,922	1,372,113
Swatch Group AG (The) Registered	6,254	424,847

		6,355,034
UNITED KINGDOM — 6.37%
Burberry Group PLC	51,940	914,825
Carnival PLC	26,394	1,503,956
Compass Group PLC	209,350	3,625,592
Daily Mail & General Trust PLC Class A NVS	36,358	375,116
GKN PLC	228,218	1,037,367
InterContinental Hotels Group PLC	29,998	1,175,210
ITV PLC	452,514	1,844,813
Kingfisher PLC	289,804	1,407,434
Ladbrokes PLC	133,772	236,008
Marks & Spencer Group PLC	200,976	1,340,093
Next PLC	20,801	2,235,012
Pearson PLC	100,488	1,090,084
Persimmon PLC	36,782	1,098,897
RELX PLC	147,870	2,608,809
Sky PLC	134,726	2,208,128
Taylor Wimpey PLC	396,122	1,185,788
UBM PLC	54,082	419,681

Security	Shares	Value

Whitbread PLC	22,578	$1,464,552
William Hill PLC	114,374	667,560
WPP PLC	162,173	3,735,989

		30,174,914
UNITED STATES — 59.51%
Advance Auto Parts Inc.	9,116	1,372,049
Amazon.com Inc.[a]	46,976	31,750,609
AutoNation Inc.[a,b]	8,692	518,565
AutoZone Inc.[a]	3,922	2,909,771
Bed Bath & Beyond Inc.[a]	20,988	1,012,671
Best Buy Co. Inc.	37,100	1,129,695
BorgWarner Inc.	28,302	1,223,495
Cablevision Systems Corp. Class A	27,560	879,164
CarMax Inc.[a,b]	25,016	1,350,114
Carnival Corp.	55,192	3,006,860
CBS Corp. Class B NVS	53,106	2,502,886
Chipotle Mexican Grill Inc.[a]	3,842	1,843,584
Coach Inc.	33,178	1,085,916
Comcast Corp. Class A	298,364	16,836,681
Darden Restaurants Inc.	14,416	917,434
Delphi Automotive PLC	34,662	2,971,573
Discovery Communications Inc. Class Aa,b	23,002	613,693
Discovery Communications Inc. Class C NVS[a,b]	27,136	684,370
Dollar General Corp.	36,888	2,651,141
Dollar Tree Inc.[a]	28,620	2,210,036
DR Horton Inc.	40,174	1,286,773
Expedia Inc.	14,198	1,764,811
Ford Motor Co.	479,014	6,749,307
Four Corners Property Trust Inc.[a]	1,814	43,826
GameStop Corp. Class Ab	13,250	371,530
Gap Inc. (The)	30,104	743,569
Garmin Ltd.	13,568	504,323
General Motors Co.	174,582	5,937,534
Genuine Parts Co.	18,232	1,565,946
Goodyear Tire & Rubber Co. (The)	33,814	1,104,703
H&R Block Inc.	29,044	967,456
Hanesbrands Inc.	48,442	1,425,648
Harley-Davidson Inc.	24,910	1,130,665
Harman International Industries Inc.	7,526	709,024
Hasbro Inc.	13,462	906,800

150

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

December 31, 2015

Security	Shares	Value

Home Depot Inc. (The)	155,502	$20,565,139
Interpublic Group of Companies Inc. (The)	48,018	1,117,859
Johnson Controls Inc.	79,818	3,152,013
Kohl’s Corp.	24,380	1,161,219
L Brands Inc.	32,118	3,077,547
Leggett & Platt Inc.	17,066	717,113
Lennar Corp. Class A	21,306	1,042,076
Lowe’s Companies Inc.	112,996	8,592,216
Macy’s Inc.	39,220	1,371,916
Marriott International Inc./MD Class A	23,214	1,556,267
Mattel Inc.	42,506	1,154,888
McDonald’s Corp.	112,784	13,324,302
Mohawk Industries Inc.[a]	7,526	1,425,349
Netflix Inc.[a,b]	51,913	5,937,809
Newell Rubbermaid Inc.	30,946	1,364,100
News Corp. Class A	35,828	478,662
News Corp. Class B	13,174	183,909
NIKE Inc. Class B	165,360	10,335,000
Nordstrom Inc.	17,702	881,737
O’Reilly Automotive Inc.[a]	12,296	3,116,052
Omnicom Group Inc.	29,998	2,269,649
Priceline Group Inc. (The)[a]	6,148	7,838,393
PulteGroup Inc.	36,570	651,677
PVH Corp.	10,070	741,655
Ralph Lauren Corp.	7,102	791,731
Ross Stores Inc.	49,714	2,675,110
Royal Caribbean Cruises Ltd.	20,776	2,102,739
Scripps Networks Interactive Inc. Class A	12,084	667,158
Signet Jewelers Ltd.	9,646	1,193,114
Staples Inc.	78,758	745,838
Starbucks Corp.	181,142	10,873,954
Starwood Hotels & Resorts Worldwide Inc.	20,352	1,409,987
Target Corp.	77,380	5,618,562
TEGNA Inc.	25,122	641,113
Tiffany & Co.	13,462	1,027,016
Time Warner Cable Inc.	34,874	6,472,266
Time Warner Inc.	97,308	6,292,908
TJX Companies Inc. (The)	82,786	5,870,355
Tractor Supply Co.	16,006	1,368,513
TripAdvisor Inc.[a]	13,780	1,174,745

Security	Shares	Value

Twenty-First Century Fox Inc. Class A	145,997	$3,965,279
Twenty-First Century Fox Inc. Class B	50,283	1,369,206
Under Armour Inc. Class Aa,b	21,518	1,734,566
Urban Outfitters Inc.[a,b]	11,554	262,854
VF Corp.	40,938	2,548,390
Viacom Inc. Class B NVS	42,824	1,762,636
Walt Disney Co. (The)	186,348	19,581,448
Whirlpool Corp.	9,222	1,354,435
Wyndham Worldwide Corp.	13,992	1,016,519
Wynn Resorts Ltd.	9,328	645,404
Yum! Brands Inc.	52,173	3,811,238

		281,715,853

TOTAL COMMON STOCKS
(Cost: $481,200,640)		465,948,973

PREFERRED STOCKS — 1.32%

GERMANY — 0.93%
Bayerische Motoren Werke AG	6,148	516,988
Porsche Automobil Holding SE	19,186	1,042,296
Volkswagen AG	19,610	2,849,189

		4,408,473
SOUTH KOREA — 0.39%
Hyundai Motor Co. GDR[b,c]	42,402	1,852,967

		1,852,967

TOTAL PREFERRED STOCKS
(Cost: $7,688,326)		6,261,440

SHORT-TERM INVESTMENTS — 2.60%

MONEY MARKET FUNDS — 2.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[d,e,f]	11,316,928	11,316,928
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[d,e,f]	567,892	567,892
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[d,e]	428,521	428,521

		12,313,341

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,313,341)		12,313,341

151

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

December 31, 2015

Value

TOTAL INVESTMENTS IN SECURITIES — 102.35%	$484,523,754
(Cost: $501,202,307)
Other Assets, Less Liabilities — (2.35)%	(11,142,458)

NET ASSETS — 100.00%	$473,381,296

GDR — Global Depositary Receipts

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

152

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CONSUMER STAPLES ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.00%

AUSTRALIA — 1.87%
Coca-Cola Amatil Ltd.	129,284	$874,763
Wesfarmers Ltd.	223,373	6,762,250
Woolworths Ltd.	252,258	4,496,493

		12,133,506
BELGIUM — 3.45%
Anheuser-Busch InBev SA/NV	158,602	19,709,902
Colruyt SA	12,649	651,923
Delhaize Group	20,115	1,961,995

		22,323,820
BRAZIL — 0.87%
Ambev SA ADR	857,545	3,824,651
BRF SA ADR	129,022	1,783,084

		5,607,735
CANADA — 1.37%
Alimentation Couche-Tard Inc. Class B	81,827	3,587,994
George Weston Ltd.	9,591	738,364
Loblaw Companies Ltd.	42,912	2,018,479
Metro Inc.	48,397	1,349,723
Saputo Inc.	50,735	1,208,933

		8,903,493
CHILE — 0.08%
Cencosud SA ADR[a]	80,249	495,939

		495,939
DENMARK — 0.29%
Carlsberg A/S Class B	21,452	1,912,625

		1,912,625
FRANCE — 3.77%
Carrefour SA	111,957	3,241,144
Casino Guichard Perrachon SA	11,408	525,628
Danone SA	118,421	8,011,745
L’Oreal SA	47,576	8,026,185
Pernod Ricard SA	40,246	4,599,263

		24,403,965
GERMANY — 0.42%
Beiersdorf AG	18,906	1,728,443
METRO AG	30,159	968,437

		2,696,880
IRELAND — 0.37%
Kerry Group PLC Class A	28,912	2,396,676

		2,396,676

Security	Shares	Value

JAPAN — 6.48%
Aeon Co. Ltd.	173,717	$2,697,563
Ajinomoto Co. Inc.	118,000	2,824,565
Asahi Group Holdings Ltd.	93,598	2,955,890
Japan Tobacco Inc.	225,900	8,396,017
Kao Corp.	99,000	5,147,720
Kirin Holdings Co. Ltd.	178,696	2,447,331
Lawson Inc.	14,000	1,146,348
MEIJI Holdings Co. Ltd.	29,400	2,456,212
NH Foods Ltd.	40,000	790,723
Nissin Foods Holdings Co. Ltd.	17,900	956,790
Seven & I Holdings Co. Ltd.	154,237	7,115,968
Shiseido Co. Ltd.	77,900	1,637,716
Unicharm Corp.	90,300	1,859,371
Yakult Honsha Co. Ltd.	32,020	1,586,427

		42,018,641
MEXICO — 1.03%
Fomento Economico Mexicano SAB de CV	432,809	4,050,392
Wal-Mart de Mexico SAB de CV	1,048,910	2,641,231

		6,691,623
NETHERLANDS — 3.51%
Heineken Holding NV	18,070	1,393,690
Heineken NV	41,438	3,545,761
Koninklijke Ahold NV	159,651	3,377,527
Unilever NV CVA	331,889	14,459,097

		22,776,075
NORWAY — 0.21%
Orkla ASA	175,418	1,389,257

		1,389,257
SPAIN — 0.11%
Distribuidora Internacional de Alimentacion SA	120,246	711,113

		711,113
SWEDEN — 0.78%
Svenska Cellulosa AB SCA Class B	122,181	3,572,417
Swedish Match AB	41,129	1,464,537

		5,036,954
SWITZERLAND — 7.10%
Nestle SA Registered	617,286	45,972,699

		45,972,699

153

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

December 31, 2015

Security	Shares	Value

UNITED KINGDOM — 13.43%
Associated British Foods PLC	69,121	$3,404,745
British American Tobacco PLC	361,351	20,084,169
Diageo PLC	486,090	13,300,860
Imperial Tobacco Group PLC	186,538	9,860,665
J Sainsbury PLC[a]	271,177	1,034,392
Reckitt Benckiser Group PLC	127,374	11,791,733
SABMiller PLC	191,557	11,489,659
Tate & Lyle PLC	96,605	852,893
Tesco PLC[b]	1,550,104	3,415,624
Unilever PLC	249,227	10,750,080
Wm Morrison Supermarkets PLC	457,059	998,363

		86,983,183
UNITED STATES — 53.86%
Altria Group Inc.	380,565	22,152,689
Archer-Daniels-Midland Co.	115,450	4,234,706
Brown-Forman Corp. Class B	19,773	1,963,063
Campbell Soup Co.	35,862	1,884,548
Church & Dwight Co. Inc.	25,052	2,126,414
Clorox Co. (The)	25,399	3,221,355
Coca-Cola Co. (The)	757,226	32,530,429
Coca-Cola Enterprises Inc.	41,847	2,060,546
Colgate-Palmolive Co.	173,443	11,554,773
ConAgra Foods Inc.	84,651	3,568,886
Constellation Brands Inc. Class A	33,700	4,800,228
Costco Wholesale Corp.	84,176	13,594,424
CVS Health Corp.	212,973	20,822,370
Dr Pepper Snapple Group Inc.	37,106	3,458,279
Estee Lauder Companies Inc. (The) Class A	43,009	3,787,373
General Mills Inc.	116,979	6,745,009
Hershey Co. (The)	28,396	2,534,911
Hormel Foods Corp.	26,542	2,098,941
JM Smucker Co. (The)	23,213	2,863,091
Kellogg Co.	50,474	3,647,756
Keurig Green Mountain Inc.	22,829	2,054,153
Kimberly-Clark Corp.	70,345	8,954,919
Kraft Heinz Co. (The)	115,033	8,369,801
Kroger Co. (The)	187,894	7,859,606
McCormick & Co. Inc./MD	22,477	1,923,132
Mead Johnson Nutrition Co.	38,528	3,041,786
Molson Coors Brewing Co. Class B	30,772	2,890,106

Security	Shares	Value

Mondelez International Inc. Class A	307,562	$13,791,080
Monster Beverage Corp.[b]	29,161	4,343,823
PepsiCo Inc.	281,578	28,135,274
Philip Morris International Inc.	300,112	26,382,846
Procter & Gamble Co. (The)	526,359	41,798,168
Reynolds American Inc.	161,580	7,456,917
Sysco Corp.	100,491	4,120,131
Tyson Foods Inc. Class A	57,410	3,061,675
Wal-Mart Stores Inc.	302,893	18,567,341
Walgreens Boots Alliance Inc.	167,936	14,300,590
Whole Foods Market Inc.	66,403	2,224,501

		348,925,640

TOTAL COMMON STOCKS
(Cost: $553,034,097)		641,379,824

PREFERRED STOCKS — 0.60%

GERMANY — 0.60%
Henkel AG & Co. KGaA	34,706	3,890,756

		3,890,756

TOTAL PREFERRED STOCKS
(Cost: $3,126,515)		3,890,756

SHORT-TERM INVESTMENTS — 0.21%

MONEY MARKET FUNDS — 0.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	1,032,213	1,032,213
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	51,797	51,797
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	295,988	295,988

		1,379,998

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,379,998)		1,379,998

154

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

December 31, 2015

Value

TOTAL INVESTMENTS IN SECURITIES — 99.81%
(Cost: $557,540,610)	$646,650,578
Other Assets, Less Liabilities — 0.19%	1,222,574

NET ASSETS — 100.00%	$647,873,152

ADR — American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

155

Schedule of Investments (Unaudited)

iSHARES® GLOBAL ENERGY ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.33%

AUSTRALIA — 1.94%
Caltex Australia Ltd.	118,923	$3,261,896
Oil Search Ltd.	505,970	2,466,394
Origin Energy Ltd.	746,294	2,551,941
Santos Ltd.	642,834	1,721,113
Woodside Petroleum Ltd.	306,811	6,410,888

		16,412,232
AUSTRIA — 0.21%
OMV AG	61,519	1,746,218

		1,746,218
BRAZIL — 0.68%
Petroleo Brasileiro SA ADR[a,b]	639,291	2,748,951
Ultrapar Participacoes SA ADR[a]	198,970	3,034,293

		5,783,244
CANADA — 8.68%
ARC Resources Ltd.	147,563	1,774,028
Cameco Corp.	171,741	2,110,445
Canadian Natural Resources Ltd.	468,398	10,190,042
Canadian Oil Sands Ltd.	202,533	1,205,779
Cenovus Energy Inc.	357,940	4,509,359
Crescent Point Energy Corp.	216,258	2,509,595
Enbridge Inc.	371,312	12,295,985
Encana Corp.	362,509	1,834,597
Husky Energy Inc.	134,218	1,382,663
Imperial Oil Ltd.	113,410	3,680,457
Inter Pipeline Ltd.	146,980	2,350,029
Pembina Pipeline Corp.	162,021	3,516,617
Suncor Energy Inc.	623,186	16,024,911
TransCanada Corp.	306,076	9,957,220

		73,341,727
CHINA — 2.36%
China Petroleum & Chemical Corp. Class H	11,048,400	6,671,679
CNOOC Ltd.	6,938,000	7,224,332
PetroChina Co. Ltd. Class H	9,156,000	6,001,494

		19,897,505
COLOMBIA — 0.11%
Ecopetrol SA ADR	126,980	890,130

		890,130

Security	Shares	Value

FRANCE — 5.90%
Technip SA	49,928	$2,480,520
Total SA	1,046,845	46,926,052
Vallourec SAa	50,327	470,164

		49,876,736
ITALY — 2.43%
Eni SpA	1,153,224	17,287,912
Saipem SpA[a,b]	106,870	869,536
Tenaris SA	202,950	2,411,882

		20,569,330
JAPAN — 1.09%
INPEX Corp.	468,700	4,619,010
JX Holdings Inc.	1,093,820	4,622,787

		9,241,797
NORWAY — 0.91%
Seadrill Ltd.[a,b]	146,403	505,303
Statoil ASA	456,633	6,381,569
Subsea 7 SAb	112,779	803,348

		7,690,220
PORTUGAL — 0.25%
Galp Energia SGPS SA	178,189	2,075,035

		2,075,035
SPAIN — 0.58%
Repsol SA	443,557	4,876,180

		4,876,180
UNITED KINGDOM — 15.03%
Amec Foster Wheeler PLC	169,243	1,069,879
BG Group PLC	1,462,340	21,230,130
BP PLC	7,820,575	40,804,684
Petrofac Ltd.	109,131	1,280,352
Royal Dutch Shell PLC Class A	1,686,686	37,936,464
Royal Dutch Shell PLC Class B	1,042,974	23,719,606
Tullow Oil PLC[b]	386,360	943,589

		126,984,704
UNITED STATES — 59.16%
Anadarko Petroleum Corp.	217,513	10,566,782
Apache Corp.	161,479	7,180,971
Baker Hughes Inc.	187,562	8,655,986
Cabot Oil & Gas Corp.	177,656	3,142,735
Cameron International Corp.[b]	83,231	5,260,199
Chesapeake Energy Corp.[a]	216,692	975,114
Chevron Corp.	808,546	72,736,798

156

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ENERGY ETF

December 31, 2015

Security	Shares	Value

Cimarex Energy Co.	40,648	$3,633,118
Columbia Pipeline Group Inc.	168,076	3,361,520
ConocoPhillips	530,534	24,770,632
CONSOL Energy Inc.[a]	95,695	755,990
Devon Energy Corp.	164,626	5,268,032
Diamond Offshore Drilling Inc.	27,308	576,199
Ensco PLC Class A	100,350	1,544,386
EOG Resources Inc.	236,434	16,737,163
EQT Corp.	66,225	3,452,309
Exxon Mobil Corp.	1,789,636	139,502,126
FMC Technologies Inc.[b]	98,145	2,847,186
Halliburton Co.	367,916	12,523,861
Helmerich & Payne Inc.	46,131	2,470,315
Hess Corp.	102,614	4,974,727
Kinder Morgan Inc./DE	786,040	11,727,717
Marathon Oil Corp.	288,440	3,631,460
Marathon Petroleum Corp.	228,727	11,857,208
Murphy Oil Corp.	68,333	1,534,076
National Oilwell Varco Inc.	162,717	5,449,392
Newfield Exploration Co.[b]	68,666	2,235,765
Noble Energy Inc.	181,943	5,991,383
Occidental Petroleum Corp.	329,514	22,278,442
ONEOK Inc.	89,289	2,201,867
Phillips 66	204,247	16,707,405
Pioneer Natural Resources Co.	64,193	8,048,518
Range Resources Corp.	71,987	1,771,600
Schlumberger Ltd.	543,197	37,887,991
Southwestern Energy Co.[a,b]	162,560	1,155,802
Spectra Energy Corp.	290,082	6,944,563
Tesoro Corp.	51,703	5,447,945
Transocean Ltd.[a]	146,518	1,813,893
Valero Energy Corp.	206,812	14,623,676
Williams Companies Inc. (The)	292,428	7,515,400

		499,760,252

TOTAL COMMON STOCKS
(Cost: $1,191,702,151)		839,145,310

PREFERRED STOCKS — 0.36%

BRAZIL — 0.36%
Petroleo Brasileiro SA ADR[b]	885,015	3,009,051

		3,009,051

TOTAL PREFERRED STOCKS
(Cost: $21,535,284)		3,009,051

Security	Shares	Value

RIGHTS — 0.02%

SPAIN — 0.02%
Repsol SAb	440,029	$219,403

		219,403

TOTAL RIGHTS
(Cost: $223,867)		219,403

SHORT-TERM INVESTMENTS — 0.91%

MONEY MARKET FUNDS — 0.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	6,455,143	6,455,143
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	323,924	323,924
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	878,365	878,365

		7,657,432

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,657,432)		7,657,432

TOTAL INVESTMENTS IN SECURITIES — 100.62%
(Cost: $1,221,118,734)		850,031,196
Other Assets, Less Liabilities — (0.62)%		(5,206,056)

NET ASSETS — 100.00%		$844,825,140

ADR — American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

157

Schedule of Investments (Unaudited)

iSHARES® GlOBAL FINANCIALS ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.09%

AUSTRALIA — 7.20%
AMP Ltd.	120,132	$509,553
ASX Ltd.	7,896	243,921
Australia & New Zealand Banking Group Ltd.	113,176	2,299,790
Commonwealth Bank of Australia	66,364	4,129,656
Dexus Property Group	39,198	213,889
Goodman Group	61,570	280,866
GPT Group (The)	71,158	247,465
Insurance Australia Group Ltd.	96,914	392,034
LendLease Group	21,996	228,206
Macquarie Group Ltd.	13,630	820,789
Medibank Pvt Ltd.	118,252	184,974
Mirvac Group	153,690	221,398
National Australia Bank Ltd.	102,366	2,249,187
QBE Insurance Group Ltd.	54,896	502,839
Scentre Group	210,278	641,019
Stockland	94,564	282,080
Suncorp Group Ltd.	52,358	462,450
Vicinity Centres	136,582	278,237
Westfield Corp.	76,046	526,162
Westpac Banking Corp.	128,968	3,148,957

		17,863,472
AUSTRIA — 0.15%
Erste Group Bank AGa	11,844	371,960

		371,960
BELGIUM — 0.57%
Ageas	8,084	375,855
Groupe Bruxelles Lambert SA	2,444	209,287
KBC Groep NV	13,254	830,322

		1,415,464
BRAZIL — 0.07%
Banco do Brasil SA ADR	48,200	177,376

		177,376
CANADA — 5.58%
Bank of Montreal	25,004	1,405,451
Bank of Nova Scotia (The)	46,624	1,878,587

Security	Shares	Value

Brookfield Asset Management Inc. Class A	33,746	$1,060,408
Canadian Imperial Bank of Commerce/Canada	15,416	1,012,011
Manulife Financial Corp.	77,832	1,162,073
National Bank of Canada	13,066	379,159
Power Corp. of Canada	14,476	301,588
Royal Bank of Canada	57,622	3,075,856
Sun Life Financial Inc.	24,440	759,187
Toronto-Dominion Bank (The)	72,098	2,815,201

		13,849,521
CHILE — 0.12%
Banco de Chile ADR	2,748	163,259
Banco Santander Chile ADR	7,990	140,943

		304,202
CHINA — 2.63%
China Construction Bank Corp. Class H	3,948,720	2,705,458
China Life Insurance Co. Ltd. Class H	282,000	911,479
Industrial & Commercial Bank of China Ltd. Class H	3,102,000	1,873,171
Ping An Insurance Group Co. of China Ltd. Class H	188,000	1,043,077

		6,533,185
COLOMBIA — 0.08%
Bancolombia SA ADR	7,050	188,588

		188,588
DENMARK — 0.34%
Danske Bank A/S	31,490	848,925

		848,925
FINLAND — 0.37%
Sampo OYJ Class A	17,860	911,862

		911,862
FRANCE — 3.07%
AXA SA	74,918	2,053,304
BNP Paribas SA	40,796	2,314,661
Credit Agricole SA	45,308	535,493
Klepierre	7,332	326,475
Societe Generale SA	30,832	1,425,788
Unibail-Rodamco SE	3,760	957,404

		7,613,125

158

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

December 31, 2015

Security	Shares	Value

GERMANY — 2.91%
Allianz SE Registered	17,578	$3,122,984
Commerzbank AGa	40,326	419,312
Deutsche Bank AG Registered	53,204	1,301,844
Deutsche Boerse AG	7,520	664,873
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	5,828	1,168,378
Vonovia SE	17,291	536,261

		7,213,652
HONG KONG — 2.68%
AIA Group Ltd.	488,800	2,939,050
BOC Hong Kong Holdings Ltd.[b]	141,000	431,179
Cheung Kong Property Holdings Ltd.	94,500	614,543
Hang Seng Bank Ltd.	37,600	715,599
Hong Kong Exchanges and Clearing Ltd.[b]	47,000	1,203,783
Sun Hung Kai Properties Ltd.	62,000	748,786

		6,652,940
IRELAND — 0.16%
Bank of Ireland[a]	1,096,698	402,673
Irish Bank Resolution Corp. Ltd.[a]	47,975	1

		402,674
ITALY — 1.94%
Assicurazioni Generali SpA	51,794	951,984
Banca Monte dei Paschi di Siena SpA[a]	115,630	154,750
Banco Popolare SCa	14,196	197,545
Intesa Sanpaolo SpA	559,112	1,875,538
Mediobanca SpA	23,124	223,188
UniCredit SpA	213,286	1,189,741
Unione di Banche Italiane SpA	34,310	231,080

		4,823,826
JAPAN — 7.03%
Dai-ichi Life Insurance Co. Ltd. (The)	47,000	795,087
Daiwa House Industry Co. Ltd.	28,200	821,186
Daiwa Securities Group Inc.	94,000	581,996
Mitsubishi Estate Co. Ltd.	54,000	1,132,790
Mitsubishi UFJ Financial Group Inc.	545,200	3,431,322

Security	Shares	Value

Mitsui Fudosan Co. Ltd.	39,000	$990,764
Mizuho Financial Group Inc.	958,800	1,940,794
MS&AD Insurance Group Holdings Inc.	19,800	587,606
Nomura Holdings Inc.	137,900	778,485
ORIX Corp.	47,000	670,257
Resona Holdings Inc.	75,200	369,577
Shinsei Bank Ltd.	94,000	175,036
Sompo Japan Nipponkoa Holdings Inc.	18,800	626,849
Sumitomo Mitsui Financial Group Inc.	56,400	2,159,511
Sumitomo Mitsui Trust Holdings Inc.	188,270	721,497
Sumitomo Realty & Development Co. Ltd.	19,000	548,859
Tokio Marine Holdings Inc.	28,200	1,104,605

		17,436,221
MEXICO — 0.38%
Fibra Uno Administracion SA de CV	112,800	248,117
Grupo Elektra SAB de CV	2,821	61,911
Grupo Financiero Banorte SAB de CV	112,800	620,392

		930,420
NETHERLANDS — 0.95%
Aegon NV	55,836	317,224
ING Groep NV CVA	149,930	2,027,718

		2,344,942
NORWAY — 0.18%
DNB ASA	36,660	454,763

		454,763
PERU — 0.11%
Credicorp Ltd.	2,914	283,591

		283,591
SINGAPORE — 0.86%
DBS Group Holdings Ltd.	60,200	708,235
Oversea-Chinese Banking Corp. Ltd.[b]	103,400	641,399
United Overseas Bank Ltd.[b]	56,400	779,617

		2,129,251

159

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

December 31, 2015

Security	Shares	Value

SOUTH KOREA — 0.27%
KB Financial Group Inc. ADR[a]	9,310	$259,470
Shinhan Financial Group Co. Ltd. ADR[a]	12,559	421,857

		681,327
SPAIN — 2.27%
Banco Bilbao Vizcaya Argentaria SA	243,212	1,780,452
Banco de Sabadell SA	198,904	353,273
Banco Popular Espanol SAb	75,286	248,866
Banco Santander SA	551,072	2,728,553
Bankia SA	171,080	199,597
CaixaBank SA	93,143	325,197

		5,635,938
SWEDEN — 1.88%
Investment AB Kinnevik Class B	8,930	277,520
Investor AB Class B	17,766	658,749
Nordea Bank AB	123,892	1,371,091
Skandinaviska Enskilda Banken AB Class A	66,834	708,723
Svenska Handelsbanken AB Class A	57,246	766,621
Swedbank AB Class A	39,950	886,609

		4,669,313
SWITZERLAND — 3.21%
Baloise Holding AG Registered	1,974	251,631
Credit Suisse Group AG Registered	64,954	1,407,445
GAM Holding AG	5,170	86,253
Julius Baer Group Ltd.	8,366	406,683
Swiss Life Holding AG Registered	1,222	331,197
Swiss Re AG	13,254	1,299,581
UBS Group AG	138,368	2,698,245
Zurich Insurance Group AG	5,734	1,480,185

		7,961,220
UNITED KINGDOM — 8.22%
3i Group PLC	38,061	270,169
Aberdeen Asset Management PLC	36,660	156,372
Aviva PLC	158,578	1,206,037
Barclays PLC	606,112	1,955,540
British Land Co. PLC (The)	40,890	473,705
Direct Line Insurance Group PLC	57,340	344,392

Security	Shares	Value

Hammerson PLC	31,396	$277,647
HSBC Holdings PLC	753,410	5,954,239
Land Securities Group PLC	31,584	547,913
Legal & General Group PLC	233,590	922,004
Lloyds Banking Group PLC	2,272,450	2,447,381
London Stock Exchange Group PLC	12,220	494,224
Man Group PLC	65,988	170,691
Old Mutual PLC	167,414	441,439
Provident Financial PLC	5,922	293,886
Prudential PLC	98,794	2,229,327
Royal Bank of Scotland Group PLC[a]	67,680	301,256
RSA Insurance Group PLC	41,642	261,769
Schroders PLC	3,854	169,049
SEGRO PLC	28,764	182,045
Standard Chartered PLC	105,620	877,531
Standard Life PLC	74,984	430,692

		20,407,308
UNITED STATES — 45.86%
ACE Ltd.	12,502	1,460,859
Affiliated Managers Group Inc.[a]	2,068	330,384
Aflac Inc.	16,262	974,094
Allstate Corp. (The)	15,322	951,343
American Express Co.	32,712	2,275,120
American International Group Inc.	47,846	2,965,017
American Tower Corp.	16,168	1,567,488
Ameriprise Financial Inc.	6,768	720,251
Aon PLC	10,528	970,787
Apartment Investment & Management Co. Class A	6,204	248,346
Assurant Inc.	2,726	219,552
AvalonBay Communities Inc.	5,264	969,260
Bank of America Corp.	402,132	6,767,882
Bank of New York Mellon Corp. (The)	41,924	1,728,107
BB&T Corp.	29,704	1,123,108
Berkshire Hathaway Inc. Class Ba	72,568	9,581,879
BlackRock Inc.[c]	4,794	1,632,453
Boston Properties Inc.	5,922	755,292
Capital One Financial Corp.	20,492	1,479,113
CBRE Group Inc. Class Aa	10,716	370,559
Charles Schwab Corp. (The)	46,154	1,519,851

160

Schedule of Investments (Unaudited) (Continued)

iSHARES® GlOBAL FINANCIALS ETF

December 31, 2015

Security	Shares	Value

Chubb Corp. (The)	9,118	$1,209,411
Cincinnati Financial Corp.	5,452	322,595
Citigroup Inc.	114,868	5,944,419
CME Group Inc./IL	13,160	1,192,296
Comerica Inc.	6,486	271,309
Crown Castle International Corp.	12,878	1,113,303
Discover Financial Services	16,826	902,210
E*TRADE Financial Corp.[a]	11,280	334,339
Equinix Inc.	2,409	728,482
Equity Residential	14,006	1,142,750
Essex Property Trust Inc.	2,444	585,118
Fifth Third Bancorp.	30,362	610,276
Franklin Resources Inc.	14,476	533,006
General Growth Properties Inc.	22,748	618,973
Goldman Sachs Group Inc. (The)	15,604	2,812,309
Hartford Financial Services Group Inc. (The)	15,980	694,491
HCP Inc.	18,236	697,345
Host Hotels & Resorts Inc.	29,046	445,566
Huntington Bancshares Inc./OH	29,516	326,447
Intercontinental Exchange Inc.	4,606	1,180,334
Invesco Ltd.	16,074	538,157
Iron Mountain Inc.	7,332	198,037
JPMorgan Chase & Co.	141,846	9,366,091
KeyCorp	32,336	426,512
Kimco Realty Corp.	15,698	415,369
Legg Mason Inc.	4,324	169,631
Leucadia National Corp.	12,972	225,583
Lincoln National Corp.	9,494	477,168
Loews Corp.	11,092	425,933
M&T Bank Corp.	6,175	748,286
Macerich Co. (The)	5,076	409,582
Marsh & McLennan Companies Inc.	20,022	1,110,220
McGraw Hill Financial Inc.	10,340	1,019,317
MetLife Inc.	42,864	2,066,473
Moody’s Corp.	6,580	660,237
Morgan Stanley	59,032	1,877,808
Nasdaq Inc.	4,700	273,399
Navient Corp.	14,664	167,903
Northern Trust Corp.	8,272	596,328
People’s United Financial Inc.	10,246	165,473
Plum Creek Timber Co. Inc.	6,674	318,483

Security	Shares	Value

PNC Financial Services Group Inc. (The)[c]	19,458	$1,854,542
Principal Financial Group Inc.	9,964	448,181
Progressive Corp. (The)	22,560	717,408
Prologis Inc.	19,928	855,310
Prudential Financial Inc.	17,108	1,392,762
Public Storage	5,734	1,420,312
Realty Income Corp.	9,776	504,735
Regions Financial Corp.	49,538	475,565
Simon Property Group Inc.	12,032	2,339,502
SL Green Realty Corp.	3,760	424,805
State Street Corp.	15,416	1,023,006
SunTrust Banks Inc.	19,082	817,473
Synchrony Financial[a]	32,909	1,000,763
T Rowe Price Group Inc.	9,682	692,166
Torchmark Corp.	4,512	257,906
Travelers Companies Inc. (The)	11,656	1,315,496
U.S. Bancorp.	62,886	2,683,346
Unum Group	9,494	316,055
Ventas Inc.	13,066	737,314
Vornado Realty Trust	6,862	685,925
Wells Fargo & Co.	178,882	9,724,025
Welltower Inc.	13,912	946,433
Weyerhaeuser Co.	19,364	580,533
XL Group PLC	12,032	471,414
Zions BanCorp.	7,708	210,428

		113,827,119

TOTAL COMMON STOCKS
(Cost: $301,419,302)		245,932,185

PREFERRED STOCKS — 0.64%

BRAZIL — 0.61%
Banco Bradesco SA ADR[b]	126,242	607,224
Itau Unibanco Holding SA ADR[b]	139,496	908,119

		1,515,343
ITALY — 0.03%
Intesa Sanpaolo SpA RSP	26,602	81,896

		81,896

TOTAL PREFERRED STOCKS
(Cost: $3,280,544)		1,597,239

161

Schedule of Investments (Unaudited) (Continued)

iSHARES® GlOBAL FINANCIALS ETF

December 31, 2015

Security	Shares	Value

RIGHTS — 0.00%

ITALY — 0.00%
Unione di Banche Italiane SpA[a]	33,670	$1

		1

TOTAL RIGHTS
(Cost: $0)		1

SHORT-TERM INVESTMENTS — 1.42%

MONEY MARKET FUNDS — 1.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	3,143,952	3,143,952
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	157,766	157,766
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	219,013	219,013

		3,520,731

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,520,731)		3,520,731

TOTAL INVESTMENTS IN SECURITIES — 101.15%
(Cost: $308,220,577)		251,050,156
Other Assets, Less Liabilities — (1.15)%		(2,849,992)

NET ASSETS — 100.00%		$248,200,164

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

162

Schedule of Investments (Unaudited)

iSHARES® GLOBAL HEALTHCARE ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.75%

AUSTRALIA — 1.24%
Cochlear Ltd.	20,562	$1,429,865
CSL Ltd.	172,701	13,232,055
Ramsay Health Care Ltd.	47,188	2,332,491
Sonic Healthcare Ltd.	152,436	1,981,869

		18,976,280
BELGIUM — 0.28%
UCB SA	47,382	4,283,937

		4,283,937
CANADA — 0.79%
Valeant Pharmaceuticals International Inc.[a,b]	119,432	12,085,064

		12,085,064
DENMARK — 2.90%
Coloplast A/S Class B	41,125	3,334,395
Novo Nordisk A/S Class B	705,962	41,094,967

		44,429,362
FRANCE — 3.06%
Essilor International SA	73,933	9,240,059
Sanofi	442,232	37,759,175

		46,999,234
GERMANY — 4.11%
Bayer AG Registered	307,536	38,686,043
Fresenius Medical Care AG & Co. KGaA	81,056	6,844,215
Fresenius SE & Co. KGaA	146,841	10,523,098
Merck KGaA	47,979	4,668,351
QIAGEN NVa,b	86,011	2,346,588

		63,068,295
IRELAND — 2.94%
Endo International PLC[a]	77,704	4,757,039
Medtronic PLC	523,513	40,268,620

		45,025,659
JAPAN — 4.78%
Astellas Pharma Inc.	804,675	11,582,317
Chugai Pharmaceutical Co. Ltd.	80,100	2,823,259
Daiichi Sankyo Co. Ltd.	224,200	4,678,948
Eisai Co. Ltd.	112,400	7,533,823
Hoya Corp.	158,500	6,562,937
Ono Pharmaceutical Co. Ltd.	41,300	7,446,669
Otsuka Holdings Co. Ltd.	208,600	7,485,982

Security	Shares	Value

Shionogi & Co. Ltd.	119,200	$5,452,908
Taisho Pharmaceutical Holdings Co. Ltd.	20,700	1,476,420
Takeda Pharmaceutical Co. Ltd.	277,100	13,970,751
Terumo Corp.	138,800	4,361,478

		73,375,492
NETHERLANDS — 0.54%
Mylan NVa	153,768	8,314,236

		8,314,236
SWITZERLAND — 10.89%
Actelion Ltd. Registered	37,720	5,260,452
Lonza Group AG Registered	19,668	3,204,646
Novartis AG Registered	996,214	86,384,990
Roche Holding AG	261,528	72,214,125

		167,064,213
UNITED KINGDOM — 5.87%
AstraZeneca PLC	465,178	31,651,921
GlaxoSmithKline PLC	1,816,012	36,749,998
Shire PLC	222,817	15,428,703
Smith & Nephew PLC	343,594	6,117,593

		89,948,215
UNITED STATES — 62.35%
Abbott Laboratories	555,424	24,944,092
AbbVie Inc.	608,516	36,048,488
Aetna Inc.	129,630	14,015,596
Agilent Technologies Inc.	122,349	5,115,412
Alexion Pharmaceuticals Inc.[a]	83,738	15,973,023
Allergan PLC[a]	146,616	45,817,500
AmerisourceBergen Corp.	72,537	7,522,812
Amgen Inc.	280,716	45,568,628
Anthem Inc.	97,225	13,557,054
Baxalta Inc.	202,068	7,886,714
Baxter International Inc.	203,244	7,753,759
Becton Dickinson and Co.	78,672	12,122,568
Biogen Inc.[a]	83,068	25,447,882
Boston Scientific Corp.[a]	499,829	9,216,847
Bristol-Myers Squibb Co.	620,870	42,709,647
Cardinal Health Inc.	121,838	10,876,478
Celgene Corp.[a,b]	292,338	35,010,399
Cerner Corp.[a]	113,592	6,834,831
Cigna Corp.	95,679	14,000,708
CR Bard Inc.	27,366	5,184,215
DaVita HealthCare Partners Inc.[a]	62,329	4,344,955

163

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

December 31, 2015

Security	Shares	Value

DENTSPLY International Inc.	52,150	$3,173,327
Edwards Lifesciences Corp.[a]	80,162	6,331,195
Eli Lilly & Co.	363,068	30,592,110
Express Scripts Holding Co.[a]	251,371	21,972,339
Gilead Sciences Inc.	536,102	54,248,161
HCA Holdings Inc.[a]	117,092	7,918,932
Henry Schein Inc.[a,b]	30,992	4,902,624
Humana Inc.	55,130	9,841,256
Illumina Inc.[a,b]	54,534	10,467,529
Intuitive Surgical Inc.[a]	13,852	7,565,408
Johnson & Johnson	1,029,888	105,790,095
Laboratory Corp. of America Holdings[a]	37,274	4,608,557
Mallinckrodt PLC[a]	43,217	3,225,285
McKesson Corp.	85,577	16,878,352
Merck & Co. Inc.	1,040,318	54,949,597
Patterson Companies Inc.	30,399	1,374,339
PerkinElmer Inc.	40,679	2,179,174
Perrigo Co. PLC	54,640	7,906,408
Pfizer Inc.	2,298,474	74,194,741
Quest Diagnostics Inc.	53,308	3,792,331
Regeneron Pharmaceuticals Inc.[a]	28,832	15,652,028
St. Jude Medical Inc.	105,169	6,496,289
Stryker Corp.	117,008	10,874,724
Tenet Healthcare Corp.[a,b]	37,204	1,127,281
Thermo Fisher Scientific Inc.	149,000	21,135,650
UnitedHealth Group Inc.	354,918	41,752,554
Universal Health Services Inc. Class B	34,058	4,069,590
Varian Medical Systems Inc.[a,b]	35,826	2,894,741
Vertex Pharmaceuticals Inc.[a]	91,516	11,515,458
Waters Corp.[a]	30,203	4,064,720
Zimmer Biomet Holdings Inc.	63,922	6,557,758
Zoetis Inc.	169,570	8,125,794

		956,129,955

TOTAL COMMON STOCKS
(Cost: $1,284,743,469)		1,529,699,942

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.56%

MONEY MARKET FUNDS — 1.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	21,408,238	$21,408,238
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	1,074,281	1,074,281
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	1,513,207	1,513,207

		23,995,726

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,995,726)		23,995,726

TOTAL INVESTMENTS IN SECURITIES — 101.31%
(Cost: $1,308,739,195)		1,553,695,668
Other Assets, Less Liabilities — (1.31)%		(20,095,731)

NET ASSETS — 100.00%		$1,533,599,937

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

164

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INDUSTRIALS ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.73%

AUSTRALIA — 1.56%
Asciano Ltd.	55,104	$350,394
Aurizon Holdings Ltd.	121,520	387,244
Brambles Ltd.	91,784	772,615
Sydney Airport	127,904	590,909
Transurban Group	108,232	824,452
Transurban Group New[a]	6,400	48,752

		2,974,366
BRAZIL — 0.17%
Embraer SA ADR	11,144	329,194

		329,194
CANADA — 2.06%
Bombardier Inc. Class B	117,376	113,227
Canadian National Railway Co.	44,968	2,503,977
Canadian Pacific Railway Ltd.	8,232	1,047,327
SNC-Lavalin Group Inc.	8,344	246,998

		3,911,529
CHILE — 0.07%
LATAM Airlines Group SA ADR[a,b]	25,480	137,337

		137,337
DENMARK — 1.09%
AP Moeller - Maersk A/S Class A	168	217,037
AP Moeller - Maersk A/S Class B	392	512,125
DSV A/S	10,560	417,647
Vestas Wind Systems A/S	13,048	918,895

		2,065,704
FINLAND — 0.78%
Kone OYJ Class B	21,672	922,152
Metso OYJ	7,504	168,738
Wartsila OYJ Abp	8,680	397,436

		1,488,326
FRANCE — 5.62%
Airbus Group SE	34,496	2,323,326
Alstom SAa,b	12,208	373,512
Bouygues SA	10,416	413,503
Cie. de Saint-Gobain	28,448	1,231,487
Edenred	11,480	217,614
Legrand SA	14,784	838,325
Safran SA	19,208	1,322,256

Security	Shares	Value

Schneider Electric SE	32,928	$1,880,055
Thales SA	5,544	416,151
Vinci SA	26,152	1,680,103

		10,696,332
GERMANY — 3.95%
Brenntag AG	8,736	458,173
Deutsche Lufthansa AG Registered[a]	12,936	204,673
Deutsche Post AG Registered	54,320	1,531,548
GEA Group AG	10,080	409,526
MAN SE	1,568	157,898
Osram Licht AG	4,816	202,934
Siemens AG Registered	46,592	4,549,087

		7,513,839
HONG KONG — 1.04%
CK Hutchison Holdings Ltd.	147,020	1,984,257

		1,984,257
IRELAND — 1.16%
Allegion PLC	5,208	343,311
Pentair PLC	10,248	507,584
Ryanair Holdings PLC ADR	6,970	602,626
Tyco International PLC	23,576	751,839

		2,205,360
ITALY — 0.80%
Atlantia SpA	22,456	597,652
CNH Industrial NV	57,120	393,394
Finmeccanica SpA[a]	21,006	294,363
Prysmian SpA	11,200	246,494

		1,531,903
JAPAN — 15.62%
ANA Holdings Inc.	168,000	488,798
Asahi Glass Co. Ltd.	56,000	324,004
Central Japan Railway Co.	11,200	2,011,056
Dai Nippon Printing Co. Ltd.	35,000	350,596
Daikin Industries Ltd.	16,800	1,243,084
East Japan Railway Co.	22,400	2,132,092
FANUC Corp.	11,200	1,962,642
ITOCHU Corp.	89,600	1,074,053
Japan Airlines Co. Ltd.	22,400	811,126
JGC Corp.	14,000	216,817
Kajima Corp.	56,000	337,038

165

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

December 31, 2015

Security	Shares	Value

Kawasaki Heavy Industries Ltd.	112,000	$420,832
Kintetsu Group Holdings Co. Ltd.	112,000	459,005
Komatsu Ltd.	56,000	927,320
Kubota Corp.	66,000	1,035,854
LIXIL Group Corp.	16,800	377,073
Makita Corp.	6,900	403,234
Marubeni Corp.	95,200	494,697
Mitsubishi Corp.	89,600	1,510,527
Mitsubishi Electric Corp.	120,000	1,279,355
Mitsubishi Heavy Industries Ltd.	188,000	833,454
Mitsui & Co. Ltd.	100,800	1,211,242
Mitsui OSK Lines Ltd.	56,000	142,915
NGK Insulators Ltd.	16,000	366,300
Nidec Corp.	14,500	1,065,186
Nippon Express Co. Ltd.	56,000	266,279
Nippon Yusen KK	112,000	274,658
NSK Ltd.	28,000	308,641
Obayashi Corp.	56,000	520,919
Odakyu Electric Railway Co. Ltd.	34,000	369,974
Recruit Holdings Co. Ltd.	22,400	662,904
Secom Co. Ltd.	11,200	767,181
Shimizu Corp.	56,000	460,867
SMC Corp./Japan	3,800	1,003,583
Sumitomo Corp.	67,200	692,976
Taisei Corp.	56,000	372,418
Tokyu Corp.	56,000	446,901
Toppan Printing Co. Ltd.	56,000	520,919
TOTO Ltd.	9,100	324,149
West Japan Railway Co.	11,200	781,519
Yamato Holdings Co. Ltd.	22,400	479,674

		29,731,862
MEXICO — 0.23%
Alfa SAB de CV	224,000	442,264

		442,264
NETHERLANDS — 1.12%
Koninklijke Philips NV	53,536	1,370,159
PostNL NVa,b	26,096	99,218
Randstad Holding NV	7,224	451,463
TNT Express NV	24,864	210,406

		2,131,246
SINGAPORE — 0.65%
Jardine Matheson Holdings Ltd.	16,800	818,664
Keppel Corp. Ltd.[b]	89,600	411,163

		1,229,827

Security	Shares	Value

SPAIN — 1.14%
Abertis Infraestructuras SA	26,992	$422,522
ACS Actividades de Construccion y Servicios SA	10,754	315,591
Aena SAa,c	4,144	474,471
Ferrovial SA	23,584	534,290
International Consolidated Airlines Group SA	46,312	416,723

		2,163,597
SWEDEN — 2.79%
Alfa Laval AB	16,128	296,520
Assa Abloy AB	56,056	1,183,542
Atlas Copco AB Class A	36,792	909,479
Atlas Copco AB Class B	21,896	507,234
Sandvik AB	62,048	544,997
Securitas AB Class B	17,752	273,736
Skanska AB Class B	22,400	437,872
SKF AB Class B	21,056	342,666
Volvo AB Class B	87,192	818,078

		5,314,124
SWITZERLAND — 2.66%
ABB Ltd. Registered	112,448	2,017,548
Adecco SA Registered	9,800	674,545
Geberit AG Registered	2,128	723,222
Kuehne + Nagel International AG Registered	2,856	393,164
Schindler Holding AG Participation Certificates	2,520	422,937
Schindler Holding AG Registered	1,120	189,091
SGS SA Registered	336	641,455

		5,061,962
UNITED KINGDOM — 5.52%
Aggreko PLC	14,560	196,144
Ashtead Group PLC	28,112	463,650
Babcock International Group PLC	28,224	422,649
BAE Systems PLC	178,080	1,311,311
Bunzl PLC	18,480	513,430
Capita PLC	37,408	666,039
Cobham PLC	64,232	268,110
DCC PLC	4,928	411,107
easyJet PLC	14,508	372,070
Experian PLC	54,432	963,530

166

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

December 31, 2015

Security	Shares	Value

FirstGroup PLC[a]	68,992	$109,110
G4S PLC	87,416	290,540
Hays PLC	77,728	167,148
IMI PLC	15,176	192,700
Intertek Group PLC	9,072	371,319
Nielsen Holdings PLC	20,552	957,723
Rentokil Initial PLC	102,648	241,010
Rolls-Royce Holdings PLC	105,000	889,867
Smiths Group PLC	22,120	306,302
Travis Perkins PLC	13,776	400,607
Weir Group PLC (The)	12,544	184,886
Wolseley PLC	14,784	804,274

		10,503,526
UNITED STATES — 51.70%
3M Co.	34,552	5,204,913
ADT Corp. (The)	9,464	312,123
American Airlines Group Inc.	35,448	1,501,223
AMETEK Inc.	13,440	720,250
Boeing Co. (The)	35,448	5,125,426
Caterpillar Inc.	33,376	2,268,233
CH Robinson Worldwide Inc.	7,952	493,183
Cintas Corp.	4,704	428,299
CSX Corp.	55,384	1,437,215
Cummins Inc.	9,408	827,998
Danaher Corp.	33,320	3,094,762
Deere & Co.	17,472	1,332,589
Delta Air Lines Inc.	43,848	2,222,655
Dover Corp.	8,792	539,038
Dun & Bradstreet Corp. (The)	2,016	209,523
Eaton Corp. PLC	26,264	1,366,779
Emerson Electric Co.	36,848	1,762,440
Equifax Inc.	6,496	723,459
Expeditors International of Washington Inc.	10,136	457,134
Fastenal Co.	16,184	660,631
FedEx Corp.	14,728	2,194,325
Flowserve Corp.	7,616	320,481
Fluor Corp.	8,232	388,715
General Dynamics Corp.	16,576	2,276,879
General Electric Co.	529,592	16,496,791
Honeywell International Inc.	43,456	4,500,738
Illinois Tool Works Inc.	18,536	1,717,916
Ingersoll-Rand PLC	14,784	817,407

Security	Shares	Value

Jacobs Engineering Group Inc.[a]	7,112	$298,348
JB Hunt Transport Services Inc.	5,040	369,734
Kansas City Southern	6,216	464,149
L-3 Communications Holdings Inc.	4,368	522,020
Lockheed Martin Corp.	14,728	3,198,185
Masco Corp.	18,984	537,247
Norfolk Southern Corp.	16,912	1,430,586
Northrop Grumman Corp.	10,192	1,924,351
PACCAR Inc.	20,104	952,930
Parker-Hannifin Corp.	7,784	754,892
Pitney Bowes Inc.	11,312	233,593
Precision Castparts Corp.	7,616	1,766,988
Quanta Services Inc.[a]	9,296	188,244
Raytheon Co.	16,800	2,092,104
Republic Services Inc.	12,152	534,566
Robert Half International Inc.	7,504	353,739
Rockwell Automation Inc.	7,448	764,239
Rockwell Collins Inc.	7,392	682,282
Roper Technologies Inc.	5,600	1,062,824
Ryder System Inc.	3,080	175,036
Snap-on Inc.	3,192	547,205
Southwest Airlines Co.	36,120	1,555,327
Stanley Black & Decker Inc.	8,344	890,555
Stericycle Inc.[a]	4,648	560,549
Textron Inc.	15,680	658,717
Union Pacific Corp.	48,328	3,779,250
United Continental Holdings Inc.[a]	20,832	1,193,674
United Parcel Service Inc. Class B	38,976	3,750,660
United Rentals Inc.[a]	5,376	389,975
United Technologies Corp.	46,480	4,465,334
Verisk Analytics Inc. Class Aa	8,736	671,624
Waste Management Inc.	22,680	1,210,432
WW Grainger Inc.[b]	3,304	669,357
Xylem Inc./NY	10,136	369,964

		98,419,805

TOTAL COMMON STOCKS
(Cost: $191,503,269)		189,836,360

SHORT-TERM INVESTMENTS — 0.53%

MONEY MARKET FUNDS — 0.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[d,e,f]	787,220	787,220

167

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

December 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[d,e,f]	39,503	$39,503
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[d,e]	178,283	178,283

		1,005,006

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,005,006)		1,005,006

TOTAL INVESTMENTS IN SECURITIES — 100.26%
(Cost: $192,508,275)		190,841,366
Other Assets, Less Liabilities — (0.26)%		(490,491)

NET ASSETS — 100.00%		$190,350,875

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

168

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INFRASTRUCTURE ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.62%

AUSTRALIA — 9.08%
Macquarie Atlas Roads Group	1,733,941	$5,134,422
Qube Holdings Ltd.[a]	3,468,448	6,056,326
Sydney Airport	4,665,255	21,553,210
Transurban Group	7,429,007	56,590,077
Transurban Group New[b]	447,193	3,406,470

		92,740,505
BRAZIL — 0.78%
CPFL Energia SA ADR[b]	212,533	1,576,995
Ultrapar Participacoes SA ADR	419,689	6,400,257

		7,977,252
CANADA — 6.74%
AltaGas Ltd.	131,029	2,914,690
Enbridge Inc.	826,077	27,355,512
Inter Pipeline Ltd.	323,752	5,176,396
Pembina Pipeline Corp.	330,544	7,174,359
TransCanada Corp.	683,728	22,242,941
Veresen Inc.	281,019	1,792,404
Westshore Terminals Investment Corp.	255,549	2,143,219

		68,799,521
CHILE — 0.59%
Empresa Nacional de Electricidad SA/Chile ADR	75,844	2,810,779
Enersis SA ADR	265,454	3,225,266

		6,036,045
CHINA — 5.07%
Beijing Enterprises Water Group Ltd.	3,396,000	2,379,345
CGN Power Co. Ltd. Class Hc	7,075,000	2,647,368
China Gas Holdings Ltd.	1,698,000	2,449,455
China Longyuan Power Group Corp. Ltd.	2,264,000	1,708,922
China Merchants Holdings International Co. Ltd.	7,644,000	24,312,381
China Resources Power Holdings Co. Ltd.	1,225,600	2,384,734
COSCO Pacific Ltd.	8,490,000	9,355,251
Guangdong Investment Ltd.	1,698,000	2,405,636
Hopewell Highway Infrastructure Ltd.	4,417,500	2,131,759

Security	Shares	Value

Huaneng Power International Inc. Class H ADR[a]	58,864	$2,019,035

		51,793,886
FRANCE — 6.43%
Aeroports de Paris	140,368	16,346,045
Engie SA	1,120,680	19,873,968
Groupe Eurotunnel SE Registered	2,365,880	29,452,836

		65,672,849
GERMANY — 2.46%
E.ON SE	1,386,134	13,447,919
Fraport AG Frankfurt Airport Services Worldwide	158,480	10,146,923
Hamburger Hafen und Logistik AG	101,880	1,556,052

		25,150,894
ITALY — 7.41%
Ansaldo STS SpA	518,456	5,558,772
Atlantia SpA	1,738,752	46,275,755
Enel SpA	4,889,108	20,670,560
Societa Iniziative Autostradali e Servizi SpA	294,320	3,133,254

		75,638,341
JAPAN — 3.62%
Japan Airport Terminal Co. Ltd.	311,300	14,025,903
Kamigumi Co. Ltd.	1,119,000	9,748,635
Mitsubishi Logistics Corp.	724,000	9,659,753
Sumitomo Warehouse Co. Ltd. (The)	667,000	3,570,788

		37,005,079
MEXICO — 2.40%
Grupo Aeroportuario del Pacifico SAB de CV ADR	139,519	12,316,738
Grupo Aeroportuario del Sureste SAB de CV Series B ADR	86,881	12,221,550

		24,538,288
NETHERLANDS — 0.27%
Koninklijke Vopak NV	63,958	2,756,175

		2,756,175

169

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

December 31, 2015

Security	Shares	Value

NEW ZEALAND — 1.54%
Auckland International Airport Ltd.	3,995,394	$15,727,669

		15,727,669
NORWAY — 0.13%
Golar LNG Ltd.	85,466	1,349,508

		1,349,508
SINGAPORE — 2.21%
Hutchison Port Holdings Trust	23,206,000	12,299,180
SATS Ltd.[a]	2,745,100	7,430,433
SIA Engineering Co. Ltd.[a]	1,103,700	2,878,575

		22,608,188
SPAIN — 9.52%
Abertis Infraestructuras SA	2,027,695	31,740,693
Aena SAb,c	316,111	36,193,452
Iberdrola SA	4,116,518	29,290,117

		97,224,262
SWITZERLAND — 1.21%
Flughafen Zuerich AG Registered	16,414	12,355,593

		12,355,593
UNITED KINGDOM — 6.98%
BBA Aviation PLC	2,474,835	6,897,724
Centrica PLC	3,534,387	11,361,557
National Grid PLC	2,724,158	37,641,909
SSE PLC	685,709	15,442,986

		71,344,176
UNITED STATES — 33.18%
American Electric Power Co. Inc.	340,449	19,837,963
Cheniere Energy Inc.[b]	227,815	8,486,109
Consolidated Edison Inc.	203,194	13,059,278
Dominion Resources Inc./VA	412,614	27,909,211
Duke Energy Corp.	477,704	34,103,288
Edison International	226,117	13,388,388
Exelon Corp.	597,413	16,590,159
Kinder Morgan Inc./DE	1,733,092	25,857,733
NextEra Energy Inc.	319,224	33,164,181
ONEOK Inc.	201,213	4,961,913
PG&E Corp.	339,317	18,048,271
PPL Corp.	464,969	15,869,392
Public Service Enterprise Group Inc.	350,920	13,577,095

Security	Shares	Value

Sempra Energy	163,291	$15,350,987
Southern Co. (The)	630,807	29,515,459
Spectra Energy Corp.	646,372	15,474,146
Targa Resources Corp.	46,695	1,263,567
Wesco Aircraft Holdings Inc.[b]	246,776	2,953,909
Williams Companies Inc. (The)	657,409	16,895,411
Xcel Energy Inc.	352,052	12,642,187

		338,948,647

TOTAL COMMON STOCKS
(Cost: $1,091,857,651)		1,017,666,878

SHORT-TERM INVESTMENTS — 0.46%

MONEY MARKET FUNDS — 0.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[d,e,f]	3,580,707	3,580,707
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[d,e,f]	179,683	179,683
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[d,e]	946,065	946,065

		4,706,455

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,706,455)		4,706,455

TOTAL INVESTMENTS IN SECURITIES — 100.08%
(Cost: $1,096,564,106)		1,022,373,333
Other Assets, Less Liabilities — (0.08)%		(833,420)

NET ASSETS — 100.00%		$1,021,539,913

ADR — American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

170

Schedule of Investments (Unaudited)

iSHARES® GLOBAL MATERIALS ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.13%

AUSTRALIA — 6.63%
Amcor Ltd./Australia	148,746	$1,454,479
BHP Billiton Ltd.	408,876	5,312,952
Incitec Pivot Ltd.	198,432	571,702
James Hardie Industries PLC	55,380	703,896
Newcrest Mining Ltd.[a]	95,940	905,321
Orica Ltd.	44,616	503,136
Rio Tinto Ltd.	53,274	1,732,937
South32 Ltd.[a]	683,904	529,917

		11,714,340
AUSTRIA — 0.25%
Voestalpine AG	14,352	441,915

		441,915
BELGIUM — 0.87%
Solvay SA	9,236	987,555
Umicore SA	12,948	543,839

		1,531,394
BRAZIL — 0.34%
Vale SA ADR[b]	181,194	596,128

		596,128
CANADA — 5.21%
Agnico Eagle Mines Ltd.	27,456	718,864
Agrium Inc.	17,082	1,520,791
Barrick Gold Corp.	148,668	1,095,933
Eldorado Gold Corp.	93,210	275,114
First Quantum Minerals Ltd.	87,984	328,095
Franco-Nevada Corp.	19,266	877,934
Goldcorp Inc.	106,080	1,221,092
Kinross Gold Corp.[a]	148,980	269,196
Potash Corp. of Saskatchewan Inc.	104,988	1,791,243
Silver Wheaton Corp.	51,792	641,295
Teck Resources Ltd. Class Bb	61,386	235,981
Yamana Gold Inc.	120,978	223,824

		9,199,362
CHILE — 0.32%
Empresas CMPC SA	164,034	353,926
Sociedad Quimica y Minera de Chile SA ADR	10,920	207,589

		561,515

Security	Shares	Value

DENMARK — 1.21%
Chr Hansen Holding A/S	11,856	$745,034
Novozymes A/S Class B	28,938	1,392,603

		2,137,637
FINLAND — 1.09%
Stora Enso OYJ Class R	71,136	648,337
UPM-Kymmene OYJ	68,328	1,278,892

		1,927,229
FRANCE — 3.48%
Air Liquide SA	43,602	4,909,367
ArcelorMittal[b]	132,834	562,328
Arkema SA	9,561	670,839

		6,142,534
GERMANY — 9.09%
BASF SE	116,064	8,916,401
HeidelbergCement AG	18,018	1,480,107
K+S AG Registered	24,024	616,417
Lanxess AG	11,388	527,985
Linde AG	23,244	3,380,969
ThyssenKrupp AG	56,706	1,129,739

		16,051,618
IRELAND — 2.10%
CRH PLC	101,946	2,956,863
Smurfit Kappa Group PLC	29,640	757,939

		3,714,802
JAPAN — 10.80%
Asahi Kasei Corp.	156,000	1,067,147
JFE Holdings Inc.	70,200	1,120,445
JSR Corp.	15,600	246,265
Kobe Steel Ltd.	468,000	517,428
Kuraray Co. Ltd.	39,000	477,227
Mitsubishi Chemical Holdings Corp.	179,400	1,154,740
Mitsubishi Materials Corp.	156,000	497,976
Mitsui Chemicals Inc.	156,000	702,872
Nippon Paint Holdings Co. Ltd.	23,400	575,395
Nippon Steel & Sumitomo Metal Corp.	117,029	2,350,406
Nitto Denko Corp.	23,800	1,763,212
Oji Holdings Corp.	78,000	317,070
Shin-Etsu Chemical Co. Ltd.	54,600	3,003,352
Sumitomo Chemical Co. Ltd.	234,000	1,363,598

171

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

December 31, 2015

Security	Shares	Value

Sumitomo Metal Mining Co. Ltd.	78,000	$959,317
Taiheiyo Cement Corp.	156,000	459,071
Toray Industries Inc.	234,000	2,198,096
Toyo Seikan Group Holdings Ltd.	15,600	293,339

		19,066,956
MEXICO — 1.18%
Cemex SAB de CV CPO[a]	1,700,415	928,422
Grupo Mexico SAB de CV Series B	538,200	1,146,442

		2,074,864
NETHERLANDS — 1.82%
Akzo Nobel NV	30,888	2,069,588
Koninklijke DSM NV	22,932	1,152,883

		3,222,471
NORWAY — 0.93%
Norsk Hydro ASA	174,642	653,673
Yara International ASA	22,776	985,266

		1,638,939
PERU — 0.35%
Southern Copper Corp.[b]	23,946	625,469

		625,469
SOUTH KOREA — 1.68%
LG Chem Ltd.	5,460	1,529,666
POSCO	10,140	1,439,862

		2,969,528
SWEDEN — 0.45%
Boliden AB	34,632	587,018
Holmen AB Class B	6,630	205,728

		792,746
SWITZERLAND — 5.84%
Clariant AG Registered	36,972	702,136
Givaudan SA Registered	1,170	2,130,779
LafargeHolcim Ltd. Registered	56,316	2,829,865
Syngenta AG Registered	11,856	4,646,462

		10,309,242
TAIWAN — 2.59%
China Steel Corp.	1,560,161	852,586
Formosa Chemicals & Fibre Corp.	468,100	1,054,568
Formosa Plastics Corp.	624,720	1,464,470
Nan Ya Plastics Corp.	648,940	1,205,143

		4,576,767

Security	Shares	Value

UNITED KINGDOM — 7.45%
Anglo American PLC	178,854	$789,389
Antofagasta PLC	49,296	340,981
BHP Billiton PLC	269,100	3,014,362
Glencore PLC	1,544,946	2,060,317
Johnson Matthey PLC	25,584	1,001,908
Randgold Resources Ltd.	11,466	700,156
Rexam PLC	90,818	809,164
Rio Tinto PLC	152,490	4,449,026

		13,165,303
UNITED STATES — 35.45%
Air Products & Chemicals Inc.	24,570	3,196,803
Airgas Inc.	8,346	1,154,419
Alcoa Inc.	166,140	1,639,802
Avery Dennison Corp.	11,622	728,234
Ball Corp.	17,472	1,270,739
CF Industries Holdings Inc.	29,952	1,222,341
Dow Chemical Co. (The)	142,740	7,348,255
Eastman Chemical Co.	19,110	1,290,116
Ecolab Inc.	33,618	3,845,227
EI du Pont de Nemours & Co.	110,916	7,387,006
FMC Corp.	15,834	619,584
Freeport-McMoRan Inc.	147,186	996,449
International Flavors & Fragrances Inc.	10,296	1,231,813
International Paper Co.	52,572	1,981,964
LyondellBasell Industries NV Class A	45,552	3,958,469
Martin Marietta Materials Inc.	8,346	1,139,897
Monsanto Co.	54,756	5,394,561
Mosaic Co. (The)	41,730	1,151,331
Newmont Mining Corp.	66,846	1,202,560
Nucor Corp.	39,468	1,590,560
Owens-Illinois Inc.[a]	19,188	334,255
PPG Industries Inc.	34,632	3,422,334
Praxair Inc.	36,036	3,690,086
Sealed Air Corp.	25,272	1,127,131
Sherwin-Williams Co. (The)	10,140	2,632,344
Vulcan Materials Co.	16,848	1,600,055
WestRock Co.	31,902	1,455,369

		62,611,704

TOTAL COMMON STOCKS
(Cost: $267,024,673)		175,072,463

172

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

December 31, 2015

Security	Shares	Value

PREFERRED STOCKS — 0.46%
BRAZIL — 0.46%
Gerdau SA ADR	119,574	$143,489
Vale SA ADR	262,860	670,293

		813,782

TOTAL PREFERRED STOCKS
(Cost: $9,641,423)		813,782

SHORT-TERM INVESTMENTS — 1.11%

MONEY MARKET FUNDS — 1.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	1,788,962	1,788,962
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	89,772	89,772
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	80,900	80,900

		1,959,634

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,959,634)		1,959,634

TOTAL INVESTMENTS IN SECURITIES — 100.70%
(Cost: $278,625,730)		177,845,879
Other Assets, Less Liabilities — (0.70)%		(1,238,867)

NET ASSETS — 100.00%		$176,607,012

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

173

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TECH ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.85%

AUSTRALIA — 0.09%
Computershare Ltd.	100,812	$852,278

		852,278
BRAZIL — 0.15%
Cielo SA	26,200	222,448
Cielo SA ADR	133,653	1,110,656

		1,333,104
CANADA — 0.50%
BlackBerry Ltd.[a,b]	90,210	833,847
CGI Group Inc. Class Aa,b	53,940	2,151,232
Constellation Software Inc./Canada	3,720	1,544,880

		4,529,959
CHINA — 2.27%
Tencent Holdings Ltd.	1,047,600	20,613,666

		20,613,666
FINLAND — 0.61%
Nokia OYJ	773,574	5,541,999

		5,541,999
FRANCE — 0.65%
Cap Gemini SA	31,620	2,940,258
Dassault Systemes	26,412	2,116,561
STMicroelectronics NV New	129,084	878,503

		5,935,322
GERMANY — 2.00%
Infineon Technologies AG	220,782	3,238,979
SAP SE	187,302	14,930,347

		18,169,326
JAPAN — 5.17%
Canon Inc.	219,200	6,696,538
FUJIFILM Holdings Corp.	93,000	3,927,345
Fujitsu Ltd.	372,000	1,876,776
Hirose Electric Co. Ltd.	5,355	657,050
Hitachi Ltd.	930,000	5,345,983
Keyence Corp.	8,560	4,773,306
Konica Minolta Inc.	93,000	944,727
Kyocera Corp.	74,400	3,496,883
Murata Manufacturing Co. Ltd.	41,100	6,002,968
NEC Corp.	540,000	1,728,251
Nintendo Co. Ltd.	21,800	3,036,361
NTT Data Corp.	25,200	1,231,772
Ricoh Co. Ltd.	148,800	1,547,436

Security	Shares	Value

Rohm Co. Ltd.	18,600	$955,551
TDK Corp.	24,400	1,586,167
Tokyo Electron Ltd.	37,200	2,264,254
Yahoo Japan Corp.	241,800	992,969

		47,064,337
NETHERLANDS — 0.96%
ASML Holding NV	85,560	7,672,513
Gemalto NVb	17,484	1,049,736

		8,722,249
SOUTH KOREA — 3.07%
Samsung Electronics Co. Ltd.	23,250	24,984,009
SK Hynix Inc.	113,646	2,980,355

		27,964,364
SPAIN — 0.42%
Amadeus IT Holding SA Class A	87,420	3,863,624

		3,863,624
SWEDEN — 0.84%
Hexagon AB Class B	48,546	1,812,716
Telefonaktiebolaget LM Ericsson Class B	595,200	5,810,376

		7,623,092
TAIWAN — 2.93%
Delta Electronics Inc.	372,000	1,761,074
Hon Hai Precision Industry Co. Ltd.	2,790,794	6,865,046
MediaTek Inc.	292,000	2,222,425
Taiwan Semiconductor Manufacturing Co. Ltd.	3,637,600	15,836,356

		26,684,901
UNITED KINGDOM — 0.67%
ARM Holdings PLC	274,536	4,204,196
Sage Group PLC (The)	215,202	1,914,219

		6,118,415
UNITED STATES — 79.52%
Accenture PLC Class A	122,016	12,750,672
Activision Blizzard Inc.	98,580	3,816,032
Adobe Systems Inc.[a]	97,464	9,155,768
Akamai Technologies Inc.[a]	34,782	1,830,577
Alliance Data Systems Corp.[a]	11,904	3,292,289
Alphabet Inc. Class Aa	56,916	44,281,217
Alphabet Inc. Class Ca	58,032	44,039,324
Amphenol Corp. Class A	60,264	3,147,589
Analog Devices Inc.	60,822	3,364,673

174

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TECH ETF

December 31, 2015

Security	Shares	Value

Apple Inc.	1,089,402	$114,670,455
Applied Materials Inc.	224,130	4,184,507
Autodesk Inc.[a]	44,268	2,697,249
Automatic Data Processing Inc.	90,024	7,626,833
Avago Technologies Ltd.	51,150	7,424,423
Broadcom Corp. Class A	109,554	6,334,412
CA Inc.	60,822	1,737,076
Cisco Systems Inc.	991,380	26,920,924
Citrix Systems Inc.[a]	30,132	2,279,486
Cognizant Technology Solutions Corp. Class Aa	118,854	7,133,617
Corning Inc.	231,012	4,222,899
CSRA Inc.	26,784	803,520
eBay Inc.[a]	215,760	5,929,085
Electronic Arts Inc.[a]	60,822	4,179,688
EMC Corp./MA	378,882	9,729,690
F5 Networks Inc.[a]	13,764	1,334,557
Facebook Inc. Class Aa	443,610	46,428,223
Fidelity National Information Services Inc.	54,126	3,280,036
First Solar Inc.[a]	14,880	981,931
Fiserv Inc.[a]	44,826	4,099,786
FLIR Systems Inc.	27,342	767,490
Harris Corp.	24,366	2,117,405
Hewlett Packard Enterprise Co.	351,168	5,337,754
HP Inc.	352,656	4,175,447
Intel Corp.	921,816	31,756,561
International Business Machines Corp.	174,468	24,010,286
Intuit Inc.	51,522	4,971,873
Juniper Networks Inc.	69,378	1,914,833
KLA-Tencor Corp.	30,504	2,115,452
Lam Research Corp.	30,876	2,452,172
Linear Technology Corp.	46,500	1,974,855
MasterCard Inc. Class A	193,626	18,851,427
Microchip Technology Inc.	39,618	1,843,822
Micron Technology Inc.[a]	212,226	3,005,120
Microsoft Corp.	1,560,726	86,589,078
Motorola Solutions Inc.	31,360	2,146,592
NetApp Inc.	57,102	1,514,916
NVIDIA Corp.	99,696	3,285,980
Oracle Corp.	625,518	22,850,173
Paychex Inc.	62,496	3,305,413
PayPal Holdings Inc.[a]	217,248	7,864,378

Security	Shares	Value

Qorvo Inc.[a]	27,714	$1,410,643
QUALCOMM Inc.	293,694	14,680,295
Red Hat Inc.[a]	35,712	2,957,311
salesforce.com inc.[a]	122,016	9,566,054
SanDisk Corp.	39,246	2,982,304
Seagate Technology PLC	58,590	2,147,909
Skyworks Solutions Inc.	37,386	2,872,366
Symantec Corp.	131,688	2,765,448
TE Connectivity Ltd.	75,516	4,879,089
Teradata Corp.[a]	26,412	697,805
Texas Instruments Inc.	198,090	10,857,313
Total System Services Inc.	33,108	1,648,778
VeriSign Inc.[a,b]	19,530	1,706,141
Visa Inc. Class A	380,370	29,497,693
Western Digital Corp.	45,384	2,725,309
Western Union Co. (The)	98,952	1,772,230
Xerox Corp.	186,744	1,985,089
Xilinx Inc.	50,034	2,350,097
Yahoo! Inc.[a]	169,818	5,648,147

		723,677,586

TOTAL COMMON STOCKS
(Cost: $696,233,866)		908,694,222

SHORT-TERM INVESTMENTS — 0.67%

MONEY MARKET FUNDS — 0.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	5,407,189	5,407,189
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	271,337	271,337
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	443,412	443,412

		6,121,938

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,121,938)		6,121,938

175

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TECH ETF

December 31, 2015

Value

TOTAL INVESTMENTS IN SECURITIES — 100.52%
(Cost: $702,355,804)	$914,816,160
Other Assets, Less Liabilities — (0.52)%	(4,766,832)

NET ASSETS — 100.00%	$910,049,328

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

176

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TELECOM ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.12%

AUSTRALIA — 4.26%
Telstra Corp. Ltd.	3,848,100	$15,706,233

		15,706,233
BELGIUM — 0.40%
Proximus SADP	45,212	1,473,414

		1,473,414
CANADA — 5.30%
BCE Inc.	271,399	10,444,886
Rogers Communications Inc. Class B	112,522	3,865,488
TELUS Corp.	189,155	5,209,899

		19,520,273
CHINA — 5.34%
China Mobile Ltd.	1,743,000	19,678,651

		19,678,651
DENMARK — 0.35%
TDC A/S	254,635	1,274,695

		1,274,695
FRANCE — 3.32%
Orange SA	727,329	12,234,660

		12,234,660
GERMANY — 4.93%
Deutsche Telekom AG Registered	1,002,665	18,178,665

		18,178,665
ITALY — 1.14%
Telecom Italia SpA[a]	3,297,936	4,209,494

		4,209,494
JAPAN — 11.04%
Nippon Telegraph & Telephone Corp.	406,400	16,337,756
NTT DOCOMO Inc.	432,000	8,920,471
SoftBank Group Corp.	302,800	15,452,755

		40,710,982
MEXICO — 1.94%
America Movil SAB de CV	9,740,980	6,835,716
Telesites SAB	497,209	322,718

		7,158,434
NETHERLANDS — 1.10%
Koninklijke KPN NV	1,066,292	4,044,829

		4,044,829

Security	Shares	Value

NORWAY — 0.99%
Telenor ASA	217,551	$3,644,960

		3,644,960
SINGAPORE — 1.67%
Singapore Telecommunications Ltd.	2,387,650	6,176,771

		6,176,771
SPAIN — 4.07%
Telefonica SA	1,348,613	14,994,258

		14,994,258
SWEDEN — 1.74%
Millicom International Cellular SA SDR[b]	19,304	1,113,965
Tele2 AB Class B	98,552	990,710
TeliaSonera AB	861,441	4,310,986

		6,415,661
SWITZERLAND — 1.09%
Swisscom AG Registered	8,001	4,020,483

		4,020,483
TAIWAN — 0.94%
Chunghwa Telecom Co. Ltd. ADR	115,381	3,464,891

		3,464,891
UNITED KINGDOM — 12.32%
BT Group PLC	2,604,770	18,109,369
Vodafone Group PLC	8,377,047	27,286,718

		45,396,087
UNITED STATES — 37.18%
AT&T Inc.	1,939,163	66,726,599
CenturyLink Inc.	173,101	4,355,221
Frontier Communications Corp.	368,554	1,721,147
Level 3 Communications Inc.[a]	91,440	4,970,678
Verizon Communications Inc.	1,282,827	59,292,264

		137,065,909

TOTAL COMMON STOCKS
(Cost: $410,213,617)		365,369,350

177

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TELECOM ETF

December 31, 2015

Security	Shares	Value

PREFERRED STOCKS — 0.53%

ITALY — 0.53%
Telecom Italia SpA RSP	1,892,935	$1,955,537

		1,955,537

TOTAL PREFERRED STOCKS
(Cost: $2,017,305)		1,955,537

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	144,990	144,990
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	7,276	7,276
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	118,914	118,914

		271,180

TOTAL SHORT-TERM INVESTMENTS
(Cost: $271,180)		271,180

TOTAL INVESTMENTS IN SECURITIES — 99.73%
(Cost: $412,502,102)		367,596,067
Other Assets, Less Liabilities — 0.27%		1,004,004

NET ASSETS — 100.00%		$368,600,071

ADR — American Depositary Receipts

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

178

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TIMBER & FORESTRY ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 96.16%

BRAZIL — 7.85%
Fibria Celulose SA ADR	629,552	$7,989,015
Klabin SA Units	1,601,640	9,493,449

		17,482,464
CANADA — 9.98%
Canfor Corp.[a]	454,300	6,603,065
West Fraser Timber Co. Ltd.	413,567	15,639,388

		22,242,453
FINLAND — 9.05%
Stora Enso OYJ Class R	1,080,079	9,843,902
UPM-Kymmene OYJ	551,551	10,323,352

		20,167,254
IRELAND — 3.40%
Smurfit Kappa Group PLC	296,681	7,586,579

		7,586,579
JAPAN — 9.08%
Nippon Paper Industries Co. Ltd.	354,200	5,782,857
Oji Holdings Corp.	1,848,000	7,512,133
Sumitomo Forestry Co. Ltd.	508,200	6,941,041

		20,236,031
SOUTH AFRICA — 2.67%
Sappi Ltd.[a]	1,411,102	5,942,920

		5,942,920
SWEDEN — 2.15%
Holmen AB Class B	154,462	4,792,928

		4,792,928
UNITED KINGDOM — 3.56%
Mondi PLC	403,018	7,924,071

		7,924,071
UNITED STATES — 48.42%
CatchMark Timber Trust Inc. Class A	239,624	2,710,147
Deltic Timber Corp.	67,375	3,966,366
International Paper Co.	214,676	8,093,285
KapStone Paper and Packaging Corp.	259,644	5,865,358
Packaging Corp. of America	134,904	8,505,697
Plum Creek Timber Co. Inc.	426,195	20,338,025
Potlatch Corp.[b]	246,554	7,455,793
Rayonier Inc.	747,824	16,601,693

Security	Shares	Value

Sonoco Products Co.	217,679	$8,896,541
WestRock Co.	155,001	7,071,146
Weyerhaeuser Co.	612,766	18,370,725

		107,874,776

TOTAL COMMON STOCKS
(Cost: $203,977,700)		214,249,476

PREFERRED STOCKS — 3.59%

BRAZIL — 3.59%
Suzano Papel e Celulose SA Class A	1,694,000	8,002,745

		8,002,745

TOTAL PREFERRED STOCKS
(Cost: $8,164,883)		8,002,745

SHORT-TERM INVESTMENTS — 0.72%

MONEY MARKET FUNDS — 0.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	1,082,338	1,082,338
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	54,312	54,312
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	456,120	456,120

		1,592,770

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,592,770)		1,592,770

TOTAL INVESTMENTS IN SECURITIES — 100.47%
(Cost: $213,735,353)		223,844,991
Other Assets, Less Liabilities — (0.47)%		(1,042,227)

NET ASSETS — 100.00%		$222,802,764

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

179

Schedule of Investments (Unaudited)

iSHARES® GLOBAL UTILITIES ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.47%

AUSTRALIA — 1.62%
AGL Energy Ltd.	110,814	$1,457,659
APA Group	183,522	1,158,966

		2,616,625
BRAZIL — 0.23%
CPFL Energia SA ADR[a]	50,954	378,079

		378,079
CANADA — 0.77%
Fortis Inc./Canada	46,136	1,242,493

		1,242,493
CHILE — 0.89%
Empresa Nacional de Electricidad SA/Chile ADR	18,031	668,229
Enersis SA ADR	63,145	767,212

		1,435,441
FINLAND — 0.67%
Fortum OYJ	71,686	1,083,985

		1,083,985
FRANCE — 5.22%
Electricite de France SA	49,129	724,482
Engie SA	265,501	4,708,354
Suez Environnement Co.	58,692	1,100,448
Veolia Environnement SA	79,570	1,889,943

		8,423,227
GERMANY — 2.60%
E.ON SE	328,865	3,190,564
RWE AG	79,643	1,013,105

		4,203,669
HONG KONG — 4.31%
CLP Holdings Ltd.	328,500	2,791,136
Hong Kong & China Gas Co. Ltd.	1,095,416	2,148,387
Power Assets Holdings Ltd.	219,000	2,014,761

		6,954,284
ITALY — 4.92%
Enel SpA	1,158,729	4,898,967
Snam SpA	351,203	1,842,702
Terna Rete Elettrica Nazionale SpA	230,607	1,191,418

		7,933,087
JAPAN — 4.78%
Chubu Electric Power Co. Inc.	116,800	1,614,198

Security	Shares	Value

Kansai Electric Power Co. Inc. (The)[a]	131,400	$1,594,233
Kyushu Electric Power Co. Inc.[a]	73,000	805,279
Osaka Gas Co. Ltd.	333,000	1,213,577
Tokyo Electric Power Co. Inc.[a]	131,400	763,528
Tokyo Gas Co. Ltd.	365,000	1,731,926

		7,722,741
PORTUGAL — 0.91%
EDP - Energias de Portugal SA	406,058	1,464,896

		1,464,896
SPAIN — 6.77%
Acciona SA	4,380	376,262
Enagas SA	34,704	980,173
Gas Natural SDG SA	59,276	1,211,526
Iberdrola SA	973,893	6,929,507
Red Electrica Corp. SA	16,988	1,422,993

		10,920,461
UNITED KINGDOM — 11.33%
Centrica PLC	837,529	2,692,301
Drax Group PLC	66,211	238,506
National Grid PLC	643,933	8,897,746
Severn Trent PLC	39,201	1,257,835
SSE PLC	162,279	3,654,717
United Utilities Group PLC	112,201	1,547,065

		18,288,170
UNITED STATES — 54.45%
AES Corp./VA	110,814	1,060,490
AGL Resources Inc.	19,856	1,267,011
Ameren Corp.	39,931	1,726,217
American Electric Power Co. Inc.	80,665	4,700,350
CenterPoint Energy Inc.	70,810	1,300,072
CMS Energy Corp.	45,552	1,643,516
Consolidated Edison Inc.	48,253	3,101,220
Dominion Resources Inc./VA	97,820	6,616,545
DTE Energy Co.	29,565	2,370,817
Duke Energy Corp.	113,077	8,072,567
Edison International	53,582	3,172,590
Entergy Corp.	29,346	2,006,093
Eversource Energy	52,195	2,665,599
Exelon Corp.	151,110	4,196,325
FirstEnergy Corp.	69,569	2,207,424
NextEra Energy Inc.	75,701	7,864,577
NiSource Inc.	52,487	1,024,021

180

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL UTILITIES ETF

December 31, 2015

Security	Shares	Value

NRG Energy Inc.	51,903	$610,898
Pepco Holdings Inc.	41,756	1,086,074
PG&E Corp.	80,592	4,286,688
Pinnacle West Capital Corp.	18,323	1,181,467
PPL Corp.	110,376	3,767,133
Public Service Enterprise Group Inc.	83,220	3,219,782
SCANA Corp.	23,579	1,426,294
Sempra Energy	38,763	3,644,110
Southern Co. (The)	149,358	6,988,461
TECO Energy Inc.	38,763	1,033,034
WEC Energy Group Inc.	51,903	2,663,143
Xcel Energy Inc.	83,439	2,996,294

		87,898,812

TOTAL COMMON STOCKS
(Cost: $214,186,951)		160,565,970

PREFERRED STOCKS — 0.11%

BRAZIL — 0.11%
Cia. Energetica de Minas Gerais ADR	120,523	180,785

		180,785

TOTAL PREFERRED STOCKS
(Cost: $932,377)		180,785

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[b,c]	166,973	166,973

		166,973

TOTAL SHORT-TERM INVESTMENTS
(Cost: $166,973)		166,973

TOTAL INVESTMENTS IN SECURITIES — 99.69%
(Cost: $215,286,301)		160,913,728
Other Assets, Less Liabilities — 0.31%		507,573

NET ASSETS — 100.00%		$161,421,301

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

181

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.72%

ALABAMA — 0.56%
Alabama Drinking Water Finance Authority RB Series A
4.00%, 08/15/16	$100	$102,259
City of Huntsville AL GO Series A
4.00%, 09/01/16	150	153,589
State of Alabama GO Series A
5.00%, 08/01/16	500	513,580

		769,428
ALASKA — 0.84%
Alaska Municipal Bond Bank Authority RB Series 3
5.00%, 09/01/16 (MO)	100	103,008
Borough of North Slope AK GO
Series A
5.00%, 06/30/16 (NPFGC)	100	102,327
Series B
4.00%, 06/30/16	175	178,199
Municipality of Anchorage AK GO
Series A
5.00%, 08/01/16	100	102,686
Series D
5.00%, 08/01/16 (AMBAC)	100	102,686
State of Alaska GO
Series A
4.00%, 08/01/16	235	240,013
5.00%, 08/01/16	225	231,111
Series B
5.00%, 08/01/16	100	102,716

		1,162,746
ARIZONA — 4.35%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/21 (PR 07/01/16)	100	102,341
Arizona State University Energy Management LLC RB
5.00%, 07/01/16	200	204,398

Security	Principal (000s)	Value

Arizona State University RB Series A
4.00%, 07/01/16 (AMBAC)	$100	$101,796
Arizona Transportation Board RB
4.00%, 07/01/16	95	96,726
5.00%, 07/01/16	415	424,715
Series A
4.00%, 07/01/16	285	290,178
City of Chandler AZ GOL
5.00%, 07/01/16	100	102,341
City of Mesa AZ GO
3.88%, 07/01/16 (NPFGC-FGIC)	100	101,744
City of Mesa AZ RB
5.25%, 07/01/16 (ETM) (NPFGC-FGIC)	170	174,167
5.25%, 07/01/16 (NPFGC-FGIC)	110	112,702
City of Phoenix AZ GO
Series A
5.00%, 07/01/16	350	358,193
6.25%, 07/01/16	100	102,950
City of Phoenix AZ GOL Series C
4.00%, 07/01/16	200	203,684
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/16	670	685,638
5.50%, 07/01/16	200	205,182
Series A
4.00%, 07/01/16	100	101,817
Series B
5.00%, 07/01/16 (NPFGC)	170	173,971
Series C
4.00%, 07/01/16	250	254,415
City of Scottsdale AZ GO
5.00%, 07/01/16	75	76,756
City of Scottsdale AZ GOL
5.00%, 07/01/16	195	199,565
City of Tempe AZ GO
Series A
3.00%, 07/01/16	125	126,679
Series C
4.00%, 07/01/16	160	162,947
County of Pima AZ GO
4.50%, 07/01/16 (NPFGC-FGIC)	125	127,582

182

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

County of Pima AZ Sewer System Revenue RB
4.00%, 07/01/16 (AGM)	$125	$127,284
Maricopa County Community College District GO
Series C
4.00%, 07/01/16	100	101,842
Series D
2.00%, 07/01/16	150	151,266
Maricopa County High School District No. 210-Phoenix GO
5.13%, 07/01/16 (NPFGC)	90	92,149
Maricopa County Unified School District No. 4 Mesa GO Series B
4.00%, 07/01/16 (NPFGC-FGIC)	100	101,827
Maricopa County Unified School District No. 41 Gilbert GO
3.25%, 07/01/16	100	101,407
Maricopa County Unified School District No. 48 Scottsdale GO Series B
4.75%, 07/01/25 (Call 07/01/16) (AGM)	125	127,751
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/16	75	76,370
Regional Public Transportation Authority RB Series A
5.00%, 07/01/16	120	122,809
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/21 (PR 07/01/16)	395	404,188
Town of Gilbert AZ GO
5.00%, 07/01/16	100	102,316

		5,999,696
CALIFORNIA — 12.74%
Alameda Unified School District-Alameda County/CA GO Series A
0.00%, 08/01/16 (AGM)	185	184,402
Berkeley Unified School District/CA GO
3.00%, 08/01/16	300	304,638

Security	Principal (000s)	Value

California State Public Works Board RB
Series B
5.00%, 06/01/16 (NPFGC-FGIC)	$160	$163,098
Series C
4.00%, 06/01/16	200	203,074
Series D
4.00%, 09/01/16	710	726,877
Chabot-Las Positas Community College District GO Series C
0.00%, 08/01/16 (AMBAC)	300	298,842
City & County of San Francisco CA COP Series B
5.00%, 09/01/16	200	206,148
City & County of San Francisco CA GO Series E
5.00%, 06/15/16	100	102,161
City of Los Angeles CA GO Series B
5.00%, 09/01/16	450	463,887
City of Los Angeles CA Wastewater System Revenue RB
Series A
4.00%, 06/01/16	150	152,326
5.00%, 06/01/16	465	474,147
City of Pasadena CA Electric Revenue RB
3.00%, 06/01/16	170	171,940
Coast Community College District GO Series B
4.75%, 08/01/16 (AGM)	100	102,565
Contra Costa Community College District GO Series A
2.00%, 08/01/16	500	504,820
Desert Sands Unified School District GO
5.00%, 08/01/16	100	102,711
East Bay Municipal Utility District Wastewater System Revenue RB Series A
4.00%, 06/01/16	100	101,574

183

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

East Bay Municipal Utility District Water System Revenue RB
Series A
5.00%, 06/01/16	$300	$306,003
Series B
5.00%, 06/01/16 (NPFGC-FGIC)	60	61,201
Eastern Municipal Water District COP Series A
5.00%, 07/01/16 (NPFGC)	100	102,306
Long Beach Unified School District GO Series A
5.00%, 08/01/16	125	128,336
Los Angeles Community College District/CA GO
Series E
5.00%, 08/01/16 (AGM)	200	205,422
Series E-1
3.25%, 08/01/16	200	203,384
Los Angeles Convention & Exhibit Center Authority RB Series A
5.00%, 08/15/16	220	226,279
Los Angeles County Metropolitan Transportation Authority RB
2.50%, 07/01/16	105	106,175
5.00%, 07/01/16	275	281,509
Series A
5.00%, 07/01/16	290	296,864
Series B
5.00%, 06/01/16	250	254,972
5.00%, 07/01/16	275	281,509
Series D
5.00%, 07/01/16	150	153,550
Los Angeles Department of Water & Power RB Series A
5.00%, 07/01/16	350	358,211
Los Angeles Department of Water RB Series A
5.00%, 07/01/16	140	143,307
Los Angeles Unified School District/CA GO
5.75%, 07/01/16 (NPFGC)	235	241,383

Security	Principal (000s)	Value

Series A-1
4.00%, 07/01/16	$100	$101,842
Series B
5.00%, 07/01/16 (AGM)	435	445,183
Series E
5.00%, 07/01/16 (AGM)	300	307,023
Series F
5.00%, 07/01/16 (FGIC)	100	102,341
Series G
5.00%, 07/01/16 (AMBAC)	170	173,980
Series H
5.00%, 07/01/16 (AGM)	110	112,575
Series I
5.00%, 07/01/16	75	76,756
Series KY
5.00%, 07/01/16	370	378,662
M-S-R Public Power Agency RB Series L
5.00%, 07/01/16 (AGM)	130	132,911
Metropolitan Water District of Southern California RB
3.00%, 07/01/16	200	202,766
Series B
4.00%, 07/01/16	110	112,071
5.00%, 07/01/16	350	358,337
Northern California Power Agency RB
5.00%, 07/01/16 (AGM)	210	215,023
Series A
5.00%, 06/01/16	100	102,000
Series A
5.00%, 07/01/16	100	102,387
Orange County Public Financing Authority RB
5.00%, 06/01/16 (NPFGC)	100	101,944
5.00%, 07/01/16 (NPFGC)	250	255,790
Orange County Transportation Authority RB
4.00%, 08/15/16	100	102,327
Sacramento County Water Financing Authority RB Series A
5.00%, 06/01/16 (NPFGC-FGIC)	150	152,941
Sacramento Municipal Utility District RB
4.00%, 07/01/16 (NPFGC)	100	101,817
Series U
5.00%, 08/15/16 (AGM)	195	200,618

184

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

San Diego Community College District GO
4.00%, 08/01/16	$325	$332,082
San Diego Public Facilities Financing Authority Water Revenue RB Series A
5.00%, 08/01/16	355	364,564
San Diego Unified School District/CA GO Series A
0.00%, 07/01/16 (NPFGC-FGIC)	100	99,761
San Francisco Bay Area Rapid Transit District GO Series B
4.00%, 08/01/16	100	102,157
San Francisco Unified School District GO Series E
5.00%, 06/15/16	250	255,325
San Juan Unified School District GO
2.00%, 08/01/16	150	151,420
San Ramon Valley Unified School District/CA GO
4.50%, 08/01/16 (NPFGC)	100	102,457
Series A
0.00%, 07/01/16 (NPFGC-FGIC)	175	174,527
Southern California Public Power Authority RB
5.00%, 07/01/16	100	102,341
Series 2010-1
5.00%, 07/01/16	115	117,692
Series A
4.00%, 07/01/16	350	356,447
5.00%, 07/01/16	225	230,267
State of California GO
4.13%, 06/01/16 (SGI)	125	127,011
5.00%, 06/01/16 (SGI)	200	203,938
5.00%, 08/01/16	790	811,441
5.00%, 09/01/16	1,555	1,602,801
Series A
4.00%, 07/01/16	645	656,720
5.00%, 07/01/16	325	332,527

		17,576,393

Security	Principal (000s)	Value

COLORADO — 1.06%
City & County of Denver CO GO
5.00%, 08/01/16	$130	$133,531
Series A
5.00%, 08/01/16	410	421,136
Regional Transportation District COP Series A
5.00%, 06/01/16	150	152,926
State of Colorado Department of Transportation RB
Series B
4.25%, 06/15/16 (NPFGC)	120	122,136
5.50%, 06/15/16 (NPFGC)	325	332,634
University of Colorado RB
Series A-1
1.50%, 06/01/16	200	201,002
Series B-1
5.00%, 06/01/16	100	101,974

		1,465,339
CONNECTICUT — 1.24%
City of Norwalk CT GO Series B
5.00%, 07/01/16	100	102,346
Connecticut State Health & Educational Facility Authority RB Series A
1.35%, 07/01/42	350	351,883
State of Connecticut GO
Series E
4.00%, 08/15/16	75	76,688
Series C
5.00%, 06/01/16	250	254,922
State of Connecticut RB
Series A
4.20%, 07/01/16	100	101,937
5.00%, 06/01/16	350	356,874
State of Connecticut Special Tax Revenue ST
5.25%, 07/01/16 (AMBAC)	360	368,842
Town of Stratford CT GO
4.00%, 08/01/16	100	102,003

		1,715,495

185

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

DELAWARE — 0.89%
County of New Castle DE GO
Series A
4.00%, 07/15/16 (ETM)	$40	$40,780
4.00%, 07/15/16	60	61,202
5.00%, 07/15/16	200	205,084
Delaware Transportation Authority RB
5.00%, 07/01/16	400	409,428
Series A
5.00%, 07/01/16	150	153,536
State of Delaware GO
5.00%, 07/01/16	100	102,367
Series B
3.00%, 07/01/16	100	101,368
5.00%, 07/01/16	155	158,669

		1,232,434
DISTRICT OF COLUMBIA — 0.60%
District of Columbia GO
Series B
5.25%, 06/01/16 (AGM)	220	224,528
6.00%, 06/01/16 (NPFGC)	135	138,187
Series C
5.00%, 06/01/16 (AGM)	250	254,912
Series F
5.00%, 06/01/16 (BHAC)	50	50,983
Washington Metropolitan Area Transit Authority RB Series A
5.00%, 07/01/16	150	153,489

		822,099
FLORIDA — 6.31%
County of Hillsborough FL RB
5.00%, 08/01/16	500	513,340
County of Miami-Dade FL GO
2.70%, 07/01/16	115	116,337
Series B
5.00%, 07/01/16	150	153,466
County of Miami-Dade FL RB
5.00%, 08/01/16 (NPFGC-FGIC)	375	384,844
County of Miami-Dade FL Transit System RB
4.00%, 07/01/16	300	305,436
County of Palm Beach FL GO
4.00%, 08/01/16	115	117,475

Security	Principal (000s)	Value

Florida Department of Environmental Protection RB
Series A
5.00%, 07/01/16 (AGM)	$75	$76,748
5.00%, 07/01/16 (AMBAC)	290	296,760
5.00%, 07/01/16 (NPFGC)	100	102,331
Series B
5.00%, 07/01/16 (NPFGC)	315	322,343
Florida Water Pollution Control Financing Corp. RB Series A
5.00%, 07/15/16	50	51,260
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/16	450	460,467
Series B
5.00%, 07/01/16	350	358,193
Lee County School Board COP Series B
3.00%, 08/01/16	100	101,479
Miami-Dade County Expressway Authority RB Series A
3.00%, 07/01/16 (AGM)	100	101,242
Sarasota County School Board COP Series B
3.00%, 07/01/16	210	212,661
School District of Broward County/FL COP Series A
5.00%, 07/01/16	125	127,895
State Board of Administration Finance Corp. RB
Series A
3.75%, 07/01/16	180	183,001
5.00%, 07/01/16	1,280	1,309,312
State of Florida GO
5.00%, 07/01/16	250	255,865
Series A
5.00%, 06/01/16	800	815,792
Series B
5.00%, 06/01/16	100	101,974
Series C
5.00%, 06/01/16	690	703,620

186

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Series D
5.00%, 06/01/16	$270	$275,330
Series E
5.00%, 06/01/16	120	122,369
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/16	100	102,326
Series B
5.00%, 07/01/16	200	204,652
5.00%, 07/01/16 (NPFGC)	315	322,327
Series C
5.00%, 07/01/16	445	455,351
Volusia County School Board COP
4.00%, 08/01/16	50	51,045

		8,705,241
GEORGIA — 2.75%
Catoosa County School District GO
4.00%, 08/01/16 (SAW)	100	102,086
Cherokee County Board of Education GO Series A
4.25%, 08/01/16 (NPFGC-FGIC)	150	153,383
County of Douglas GA GO
4.00%, 08/01/16	130	132,743
Forsyth County School District GO
5.00%, 06/01/16 (AGM)	260	265,132
Georgia State Road & Tollway Authority RB
5.00%, 06/01/16 (NPFGC)	660	672,751
Series A
4.00%, 06/01/16	120	121,758
Gwinnett County Water & Sewerage Authority RB
4.25%, 08/01/16 (GTD)	100	102,267
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/16 (AMBAC)	170	173,963
5.00%, 07/01/16 (NPFGC-FGIC)	125	127,914
Savannah-Chatham County School District GO
5.25%, 08/01/16 (AGM)	190	195,390
State of Georgia GO
Series A
5.00%, 07/01/16	130	133,050

Security	Principal (000s)	Value

Series B
5.00%, 07/01/16	$400	$409,384
5.75%, 08/01/16	110	113,467
Series E
5.00%, 08/01/16	835	857,679
Series E-1
4.00%, 07/01/16	230	234,248

		3,795,215
HAWAII — 1.36%
City & County of Honolulu HI GO
Series A
5.25%, 07/01/16 (ETM) (AGM)	130	133,173
5.25%, 07/01/16 (AGM)	60	61,474
Series B
2.00%, 08/01/16	100	100,946
5.00%, 08/01/16	100	102,698
City & County of Honolulu HI Wastewater System Revenue RB
Series A
4.00%, 07/01/16	200	203,614
4.25%, 07/01/16 (NPFGC)	150	152,896
5.00%, 07/01/16 (NPFGC)	100	102,306
County of Hawaii HI GO Series A
5.00%, 07/15/16 (AGC)	100	102,476
County of Maui HI GO Series B
4.00%, 06/01/16	150	152,336
State of Hawaii GO
Series EK
3.00%, 08/01/16	100	101,551
5.00%, 08/01/16	100	102,716
Series DN
5.00%, 08/01/16	400	410,864
University of Hawaii RB Series A
4.00%, 07/15/16 (NPFGC)	150	152,890

		1,879,940
IDAHO — 0.09%
Ada & Boise Counties Independent School District Boise City GO
5.00%, 08/01/16 (NPFGC)	125	128,388

		128,388

187

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

ILLINOIS — 4.35%
Chicago Transit Authority RB
5.00%, 06/01/16 (AGM)	$100	$101,694
Illinois Finance Authority RB
Series B
5.00%, 07/01/16 (ETM)	55	56,254
5.00%, 07/01/16	265	271,068
Illinois State Toll Highway Authority RB
Series A-1
5.00%, 01/01/26 (PR 07/01/16) (AGM)	465	475,700
Series A-2
5.00%, 01/01/27 (PR 07/01/16) (AGM)	150	153,451
5.00%, 01/01/28 (PR 07/01/16) (AGM)	550	562,655
5.00%, 01/01/31 (PR 07/01/16) (AGM)	1,080	1,104,851
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/16 (NPFGC-FGIC)	205	204,045
Series A
5.50%, 06/15/16 (FGIC)	100	102,305
Regional Transportation Authority RB
5.75%, 06/01/16 (AGM)	245	250,444
Series A
5.75%, 07/01/16 (NPFGC)	65	66,715
State of Illinois GO
5.00%, 08/01/16	985	1,008,039
Series A
5.00%, 06/01/16	220	223,773
State of Illinois RB
3.00%, 06/15/16	100	101,189
4.00%, 06/15/16	125	127,055
5.00%, 06/15/16	340	347,137
5.00%, 06/15/16 (NPFGC)	100	102,099
Series B
4.50%, 06/15/16	100	101,871
State of Illinois Unemployment Compensation Trust Fund RB Series A
5.00%, 06/15/16	620	633,287

		5,993,632

Security	Principal (000s)	Value

INDIANA — 0.35%
Indiana University RB
Series 2008A
3.50%, 06/01/16	$100	$101,337
Series S
3.50%, 08/01/16	175	178,196
Indianapolis Local Public Improvement Bond Bank RB Series A
5.50%, 07/01/16 (NPFGC)	100	102,432
Purdue University RB Series Y
4.50%, 07/01/16	100	102,066

		484,031
IOWA — 0.67%
City of Des Moines IA GO Series H
5.00%, 06/01/16	200	203,786
City of West Des Moines IA GO Series A
4.00%, 06/01/16	100	101,541
Iowa City Community School District GO Series B
3.00%, 06/01/16	100	101,125
Iowa Finance Authority RB
5.00%, 08/01/16	300	308,084
Series A
4.00%, 08/01/16	100	102,133
State of Iowa RB Series A
3.00%, 06/01/16	100	101,136

		917,805
KANSAS — 0.19%
State of Kansas Department of Transportation RB Series A
5.00%, 09/01/16	250	257,715

		257,715
KENTUCKY — 0.15%
Kentucky State Property & Building Commission RB Series A
3.50%, 08/01/16	100	101,741

188

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Kentucky Turnpike Authority RB Series A
5.00%, 07/01/16	$100	$102,326

		204,067
LOUISIANA — 0.57%
City of Shreveport LA GO
5.00%, 08/01/16	150	153,893
Louisiana State Citizens Property Insurance Corp. RB Series B
5.00%, 06/01/16 (AMBAC)	100	101,791
State of Louisiana GO
Series A
5.00%, 08/01/16	100	102,668
Series B
4.25%, 07/15/16 (CIFG)	120	122,486
Series C
5.00%, 07/15/16	300	307,428

		788,266
MARYLAND — 3.49%
County of Baltimore MD GO
5.00%, 09/01/17 (PR 09/01/16)	100	103,047
County of Calvert MD GO
3.00%, 07/15/16	100	101,438
County of Frederick MD GO Series B
4.00%, 08/01/16	225	229,761
County of Howard MD GO Series B
5.00%, 08/15/16	360	370,390
County of Montgomery MD GO Series A
5.00%, 07/01/16	400	409,384
County of Montgomery MD GOL Series A
5.00%, 08/01/16	100	102,716
Maryland State Transportation Authority RB
4.00%, 07/01/16 (AGM)	150	152,748
Series A
3.00%, 07/01/16	100	101,333
5.00%, 07/01/16	300	306,993

Security	Principal (000s)	Value

State of Maryland Department of Transportation RB
4.00%, 09/01/16	$150	$153,621
5.00%, 06/01/16	100	101,973
State of Maryland GO
First Series C
4.00%, 08/15/16	300	306,795
Second Series
5.00%, 08/01/16	1,210	1,242,863
5.00%, 08/01/19 (PR 08/01/16)	100	102,654
Second Series A
5.00%, 08/01/16	150	154,074
Series A
2.00%, 08/01/16	100	100,969
Series B
5.00%, 08/01/16	150	154,074
Washington Suburban Sanitary Commission GO
4.25%, 06/01/16	100	101,661
5.00%, 06/01/16	400	407,892
Series A
4.00%, 06/01/16	100	101,557

		4,805,943
MASSACHUSETTS — 6.40%
City of Boston MA GO Series C
5.00%, 08/01/16	175	179,797
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16	730	749,922
Series B
4.00%, 06/01/16	75	76,177
5.00%, 08/01/16	700	719,103
Series D
4.75%, 08/01/25 (PR 08/01/16)	500	512,780
5.00%, 08/01/16	445	457,144
5.00%, 08/01/17 (PR 08/01/16)	1,000	1,027,020
5.00%, 08/01/21 (PR 08/01/16)	275	282,430
5.00%, 08/01/22 (PR 08/01/16)	110	112,972
Commonwealth of Massachusetts RB
Series A
5.50%, 06/01/16	200	204,354
5.50%, 06/01/16 (NPFGC-FGIC)	200	204,354

189

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/16	$750	$767,482
Series C
5.25%, 07/01/16	360	368,896
5.50%, 07/01/16	595	610,433
Massachusetts Clean Water Trust (The) RB
Series 12
4.00%, 08/01/16	330	337,039
5.00%, 08/01/16	250	256,790
Series 15A
5.00%, 08/01/16	100	102,716
Series A
5.00%, 08/01/16	195	200,296
5.25%, 08/01/16	250	257,153
Massachusetts Health & Educational Facilities Authority RB Series O
5.00%, 07/01/16	470	481,101
Massachusetts Municipal Wholesale Electric Co. RB Series A
4.00%, 07/01/16	100	101,791
Massachusetts Port Authority RB Series D
5.50%, 07/01/16 (AGM)	165	169,183
Massachusetts School Building Authority RB Series A
4.00%, 08/15/16 (AMBAC)	145	148,238
Massachusetts Water Resources Authority RB
Series A
4.00%, 08/01/16	150	153,192
Series B
5.50%, 08/01/16 (AGM)	100	102,963
Series J
5.25%, 08/01/16 (AGM)	240	246,866

		8,830,192
MICHIGAN — 0.43%
Michigan Finance Authority RB Series A
5.00%, 07/01/16	575	588,489

		588,489

Security	Principal (000s)	Value

MINNESOTA — 1.63%
State of Minnesota GO
5.00%, 06/01/16	$250	$254,932
Series A
5.00%, 08/01/16	500	513,580
Series D
4.00%, 08/01/16	135	137,880
5.00%, 08/01/16	270	277,333
Series E
5.00%, 08/01/16	100	102,716
Series F
4.00%, 08/01/16	945	965,157

		2,251,598
MISSISSIPPI — 0.07%
Mississippi Development Bank RB Series A
5.00%, 07/01/16 (AMBAC)	100	102,132

		102,132
MISSOURI — 0.41%
City of Springfield MO Public Utility Revenue RB
5.00%, 08/01/16 (NPFGC-FGIC)	100	102,634
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/16	300	307,038
Series B
4.00%, 07/01/16	150	152,770

		562,442
MONTANA — 0.20%
Montana Department of Transportation RB
4.00%, 06/01/16	250	253,853
State of Montana GO Series G
4.00%, 08/01/16	25	25,533

		279,386
NEBRASKA — 0.28%
Metropolitan Utilities District of Omaha RB Series B
4.00%, 06/01/16 (NPFGC)	150	152,274
University of Nebraska Facilities Corp. RB
5.00%, 07/15/16 (AMBAC)	225	230,681

		382,955

190

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

NEVADA — 1.30%
Clark County School District GOL
Series B
4.50%, 06/15/16 (AMBAC)	$100	$101,880
5.00%, 06/15/16	175	178,687
Series C
5.00%, 06/15/16	115	117,423
5.00%, 06/15/16 (NPFGC)	225	229,741
Clark County Water Reclamation District GOL Series A
5.00%, 07/01/16	150	153,452
County of Clark Department of Aviation RB Series D
5.00%, 07/01/16	100	102,285
County of Clark NV RB
5.00%, 07/01/16 (AMBAC)	300	306,993
Series A
5.00%, 07/01/16	125	127,863
Series F
5.00%, 07/01/16	235	240,381
State of Nevada GOL
5.00%, 06/01/16	225	229,419

		1,788,124
NEW HAMPSHIRE — 0.60%
City of Nashua NH GO
5.00%, 07/15/16 (NPFGC)	100	102,498
New Hampshire Municipal Bond Bank RB Series A
5.00%, 08/15/16	365	375,487
State of New Hampshire GO
Series A
3.00%, 07/01/16	100	101,348
5.00%, 06/01/17 (PR 06/01/16) (NPFGC)	145	147,823
Series B
4.00%, 06/01/16	100	101,557

		828,713
NEW JERSEY — 2.23%
New Jersey Building Authority RB
Series A
5.00%, 06/15/16	250	254,658
5.00%, 06/15/16 (AGM)	225	229,194

Security	Principal (000s)	Value

New Jersey Educational Facilities Authority RB
Series B
5.00%, 07/01/16	$450	$460,651
Series D
5.00%, 07/01/16 (AGM)	100	102,229
Series E
5.00%, 07/01/16	100	102,367
New Jersey Transportation Trust Fund Authority RB
Series A
5.75%, 06/15/16	100	102,216
Series AA
4.00%, 06/15/16	270	273,807
Series B
5.00%, 06/15/16	50	50,932
State of New Jersey GO
5.00%, 06/01/16	370	377,122
Series H
5.25%, 07/01/16	105	107,531
5.25%, 07/01/16 (NPFGC)	100	102,410
Series L
5.25%, 07/15/16 (AMBAC)	520	533,452
Series M
5.50%, 07/15/16 (AMBAC)	125	128,403
Series O
5.00%, 08/01/16	100	102,642
Series Q
4.00%, 08/15/16	150	153,279

		3,080,893
NEW MEXICO — 1.73%
Albuquerque Bernalillo County Water Utility Authority RB Series A
5.25%, 07/01/16 (AMBAC)	100	102,466
Albuquerque Municipal School District No. 12 GO
4.00%, 08/01/16 (SAW)	100	102,128
Series B
5.00%, 08/01/16 (SAW)	150	154,065
City of Albuquerque NM GO
Series A
3.00%, 07/01/16	100	101,343
4.00%, 07/01/16	105	106,934

191

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Series B
4.50%, 07/01/16 (NPFGC)	$100	$102,097
City of Albuquerque NM RB Series B
5.00%, 07/01/16	200	204,632
New Mexico Finance Authority RB
4.00%, 06/15/16	410	416,941
Santa Fe Public School District GO
3.00%, 08/01/16 (SAW)	200	203,008
4.00%, 08/01/16 (SAW)	100	102,110
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/16	470	481,003
Series B
5.00%, 07/01/16	300	306,948

		2,383,675
NEW YORK — 9.44%
City of New York NY GO
Series A
3.00%, 08/01/16	220	223,293
Series A-1
4.00%, 08/15/16	125	127,759
5.00%, 08/01/16	265	272,052
5.00%, 08/15/16	300	308,481
Series B
4.00%, 08/01/16	1,840	1,878,254
5.00%, 08/01/16	440	451,708
Series C
3.00%, 08/01/16	100	101,497
5.00%, 08/01/16	175	179,657
5.25%, 08/01/16	100	102,806
Series D
5.00%, 08/01/16	100	102,661
Series E
5.00%, 08/01/16	600	615,966
Series F
3.00%, 08/01/16	225	228,368
5.00%, 08/01/16	260	266,919
Series G
4.00%, 08/01/16 (AGM)	100	102,079
5.00%, 08/01/16	250	256,653
5.25%, 08/01/16	200	205,612

Security	Principal (000s)	Value

Series I
3.00%, 08/01/16	$200	$202,994
5.00%, 08/01/16	100	102,661
Series J
5.00%, 08/01/16	325	333,648
Series J-1
4.00%, 08/01/16	150	153,119
5.00%, 08/01/16	440	451,708
County of Westchester NY GO Series B
3.00%, 06/01/16	100	101,160
Long Island Power Authority RB
0.00%, 06/01/16 (AGM)	165	164,607
Metropolitan Transportation Authority RB Series A
5.75%, 07/01/16 (SAP)	300	308,100
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/16 (NPFGC-FGIC)	105	107,040
5.00%, 07/15/16 (SAW)	500	512,405
New York City Transitional Finance Authority Future Tax Secured Revenue RB
3.00%, 08/01/16 (ETM)	110	111,639
3.00%, 08/01/16	90	91,384
4.00%, 08/01/16 (ETM)	55	56,140
4.00%, 08/01/16	45	45,954
5.00%, 08/01/16 (ETM)	35	35,929
5.00%, 08/01/16	130	133,514
Series A-3
5.00%, 08/01/16	100	102,669
New York City Water & Sewer System RB
Series AA
5.00%, 06/15/16	210	214,456
Series BB
4.00%, 06/15/16	100	101,667
Series EE
3.00%, 06/15/16	120	121,420
5.00%, 06/15/16	135	137,880
Series FF
5.00%, 06/15/16	265	270,623

192

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Series GG
5.00%, 06/15/16	$150	$153,183
New York State Dormitory Authority RB
4.13%, 07/01/16	100	101,747
5.00%, 07/01/16	635	649,865
5.00%, 07/01/16 (SAP)	100	102,265
5.00%, 08/01/16	100	102,619
Series A
4.00%, 07/01/16	100	101,741
5.00%, 07/01/16	95	97,219
5.00%, 07/01/16 (GOI)	140	143,300
Series B
5.00%, 07/01/16	250	255,880
Series D
5.00%, 06/15/16	200	204,226
New York State Environmental Facilities Corp. RB
3.00%, 06/15/16	150	151,878
5.00%, 06/15/16	175	178,784
Series A
5.00%, 06/15/16	590	602,755
5.50%, 06/15/16	100	102,389
Series C
4.00%, 06/15/16	150	152,561
North Syracuse Central School District GO Series B
3.00%, 06/15/16 (SAW)	100	101,046
Port Authority of New York & New Jersey RB
5.00%, 08/15/16 (AGM)	425	437,091
Smithtown Central School District GO
4.00%, 08/01/16 (SAW)	100	102,091

		13,025,122
NORTH CAROLINA — 2.02%
Cape Fear Public Utility Authority RB
5.00%, 08/01/16	200	205,384
City of Charlotte NC GO
5.00%, 08/01/16	295	303,012
Series B
5.00%, 06/01/16	250	254,932

Security	Principal (000s)	Value

City of Charlotte NC Water & Sewer System Revenue RB Series A
5.00%, 07/01/16	$275	$281,495
County of Davidson NC GO
5.00%, 06/01/16 (AGM)	125	127,446
County of Durham NC COP Series A
4.00%, 06/01/16	100	101,517
County of Forsyth NC GO
3.50%, 08/01/16	100	101,842
4.00%, 07/01/16	150	152,771
County of Mecklenburg NC GO
Series A
3.00%, 08/01/16	150	152,327
4.00%, 08/01/16	115	117,453
5.00%, 08/01/16	150	154,074
State of North Carolina GO
Series A
5.00%, 09/01/16	150	154,619
5.00%, 06/01/20 (PR 06/01/16)	170	173,318
5.25%, 06/01/16	350	357,269
Series B
5.00%, 06/01/16	150	152,960

		2,790,419
OHIO — 2.22%
City of Columbus OH GO
Series 2012-3
5.00%, 08/15/16	125	128,608
Series A
4.00%, 07/01/16	100	101,847
5.00%, 08/15/16	100	102,886
City of Columbus OH GOL
4.00%, 08/15/16	250	255,663
Ohio State Water Development Authority RB Series A
5.00%, 06/01/16	350	356,909
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/16	100	101,974
Series B-1
4.00%, 06/01/16	200	203,114

193

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

State of Ohio Department of Administration COP
5.00%, 09/01/16	$150	$154,505
State of Ohio GO
5.00%, 08/01/16	200	205,396
Series A
4.00%, 08/01/16	100	102,133
5.00%, 06/15/16	160	163,416
5.00%, 06/15/18 (PR 06/15/16)	185	188,931
Series C
5.00%, 08/01/16	525	539,200
State of Ohio RB Series 2008-1
5.00%, 06/15/16	450	459,544

		3,064,126
OKLAHOMA — 1.54%
City of Tulsa OK GO Series A
4.00%, 06/01/16	100	101,529
Grand River Dam Authority RB
Series A
4.00%, 06/01/16 (BHAC)	100	101,545
5.00%, 06/01/16 (BHAC)	55	56,079
Oklahoma Capital Improvement Authority RB
Series A
2.00%, 07/01/16	240	241,978
4.00%, 07/01/16	250	254,390
5.00%, 07/01/16	110	112,524
Oklahoma County Independent School District No. 89 Oklahoma City GO
2.00%, 07/01/16	250	252,032
Oklahoma Department of Transportation RB
5.00%, 09/01/16	85	87,542
State of Oklahoma GO Series A
2.50%, 07/15/16	200	202,360
Tulsa County Independent School District No. 1 Tulsa GO Series B
1.25%, 08/01/16	250	251,200

Security	Principal (000s)	Value

Tulsa County Independent School District No. 3 Broken Arrow GO
2.00%, 06/01/16	$200	$201,394
University of Oklahoma (The) RB Series A
4.00%, 07/01/16 (NPFGC)	250	254,530

		2,117,103
OREGON — 0.49%
City of Portland OR Sewer System Revenue RB Series A
5.00%, 08/01/16	100	102,704
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/16 (AGM, GTD)	100	102,152
State of Oregon GO
Series A
4.00%, 08/01/16	165	168,549
5.00%, 08/01/16	100	102,734
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/16 (AGM)	200	203,930

		680,069
PENNSYLVANIA — 3.47%
City of Philadelphia PA Airport Revenue RB Series A
4.00%, 06/15/16	125	126,974
City of Philadelphia PA GO
5.00%, 08/01/16 (CIFG)	100	102,689
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 06/15/16	140	142,982
5.00%, 08/01/16 (AMBAC)	175	179,709
Series C
5.00%, 08/01/16 (AGM)	250	256,727
Commonwealth of Pennsylvania GO
Second Series
5.00%, 07/01/16	200	204,652
Series A
5.00%, 07/15/16	200	204,996

194

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Third Series
5.38%, 07/01/16 (NPFGC)	$1,085	$1,112,266
County of Butler PA GO
4.00%, 07/15/16	110	112,156
County of Chester PA GO Series C
4.00%, 07/15/16	160	163,154
Pennsylvania Economic Development Financing Authority RB
Series A
4.00%, 07/01/16	595	605,960
5.00%, 07/01/16	465	475,886
Pennsylvania Higher Educational Facilities Authority RB
Series AG
5.00%, 06/15/16	90	91,793
Series AL
5.00%, 06/15/16	125	127,490
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/16	555	566,821
Pennsylvania State University RB
5.25%, 08/15/16	100	102,997
Pennsylvania Turnpike Commission RB Series C
5.00%, 06/01/16 (AGM)	200	203,918

		4,781,170
RHODE ISLAND — 0.23%
Rhode Island Commerce Corp. RB
5.00%, 06/15/16 (NPFGC-FGIC)	125	127,519
State of Rhode Island GO
5.00%, 08/01/16 (ETM) (AMBAC)	35	35,937
5.00%, 08/01/16 (AMBAC)	145	148,883

		312,339
SOUTH CAROLINA — 0.28%
County of Berkeley SC RB
4.00%, 06/01/16	50	50,767
State of South Carolina GO Series A
4.00%, 06/01/16	325	330,060

		380,827

Security	Principal (000s)	Value

SOUTH DAKOTA — 0.07%
Sioux Falls School District No. 49-5/SD GO Series B
5.00%, 07/01/16	$100	$102,316

		102,316
TENNESSEE — 1.35%
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/16	225	230,279
Series B
4.00%, 08/01/16	125	127,666
5.00%, 08/01/21 (PR 08/01/16)	420	431,197
Series D
5.00%, 07/01/16	350	358,211
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB Series A
5.00%, 07/01/16	150	153,452
State of Tennessee GO Series A
4.00%, 08/01/16	550	561,731

		1,862,536
TEXAS — 8.49%
Alamo Community College District GOL
5.63%, 08/15/16 (NPFGC-FGIC)	100	103,268
Austin Independent School District GO
5.00%, 08/01/16	100	102,716
5.00%, 08/01/16 (PSF)	325	333,947
Series A
4.00%, 08/01/16 (NPFGC)	100	102,133
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/16 (AGM)	85	87,141
5.25%, 07/15/16 (AGM)	260	266,900
City of El Paso TX GOL Series A
5.00%, 08/15/16	150	154,253

195

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

City of Houston TX Airport System Revenue RB Series B
5.00%, 07/01/16 (NPFGC)	$125	$127,825
City of Irving TX Waterworks & Sewer System Revenue RB
5.00%, 08/15/16	115	118,275
City of San Antonio TX GOL
5.00%, 08/01/16	100	102,710
County of Bexar TX GOL
4.00%, 06/15/16	100	101,667
County of Dallas TX GOL
5.00%, 08/15/16	100	102,854
County of Harris TX GO Series C
5.00%, 08/15/16	100	102,886
County of Harris TX GOL Series C
4.00%, 08/15/16	150	153,360
County of Harris TX RB Series A
5.00%, 08/15/16 (NPFGC)	350	359,856
County of Tarrant TX GOL
5.00%, 07/15/16	300	307,560
Dallas Independent School District GO
4.75%, 08/15/32 (PR 08/15/16) (PSF)	250	256,525
Denton Independent School District GO
5.00%, 08/15/16 (PSF)	200	205,834
Eanes Independent School District GO
5.00%, 08/01/16 (PSF)	100	102,747
Edinburg Consolidated Independent School District/TX GO Series A
5.00%, 08/15/16 (AGM)	150	154,340
Fort Bend Independent School District GO
5.00%, 08/15/16 (PSF)	320	329,334
Frisco Independent School District GO
3.00%, 08/15/16 (PSF)	150	152,477

Security	Principal (000s)	Value

Series A
5.25%, 08/15/16 (PSF)	$100	$103,072
Houston Independent School District GOL Series A
5.00%, 08/15/16 (PSF)	275	283,044
Laredo Independent School District GO
5.00%, 08/01/16 (PSF)	200	205,452
Leander Independent School District GO
5.00%, 08/15/16 (ETM) (PSF)	95	97,711
5.00%, 08/15/16 (PSF)	5	5,146
Lewisville Independent School District GO
0.00%, 08/15/16 (PSF)	100	99,664
5.00%, 08/15/16 (PSF)	245	252,147
Series A
4.00%, 08/15/16 (PSF)	125	127,870
Magnolia Independent School District/TX GO
5.00%, 08/15/16 (PSF)	100	102,893
North East Independent School District/TX GO
5.00%, 08/01/16 (PSF)	240	246,607
Series A
5.00%, 08/01/16 (PSF)	185	190,093
North Texas Municipal Water District RB
5.00%, 09/01/16	590	608,166
Northside Independent School District GO Series A
5.25%, 08/15/16 (PSF)	150	154,608
Permanent University Fund RB Series B
5.00%, 07/01/16	300	307,038
Round Rock Independent School District GO
5.00%, 08/01/16	200	205,494
Series A
4.00%, 08/01/16	100	102,164

196

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

San Antonio Independent School District/TX GO
5.00%, 08/15/16 (PSF)	$125	$128,656
Socorro Independent School District GO Series A
5.00%, 08/15/16 (PSF)	150	154,376
State of Texas GO
5.00%, 08/01/16	165	169,481
Series B
5.00%, 08/01/16	200	205,432
Series C
4.00%, 08/01/16	100	102,133
Series E
5.00%, 08/01/16	150	154,074
Texas Municipal Power Agency RB
0.00%, 09/01/16	280	278,817
Texas Public Finance Authority RB
5.00%, 07/01/16	1,000	1,023,460
Texas Tech University RB Series S
3.00%, 08/15/16	100	101,607
Texas Water Development Board RB Series A
5.00%, 07/15/16	620	635,624
University of Texas System (The) RB
Series A
5.00%, 08/15/16	460	473,400
Series B
4.25%, 08/15/16	100	102,448
5.00%, 08/15/24 (PR 08/15/16)	750	771,405
Series C
5.00%, 08/15/16	480	493,982

		11,714,672
UTAH — 2.07%
County of Salt Lake UT RB Series A
5.00%, 08/15/16	100	102,880
Intermountain Power Agency RB
Series A
4.00%, 07/01/16	340	346,178
5.00%, 07/01/16	100	102,316
5.00%, 07/01/16 (AMBAC)	240	245,559

Security	Principal (000s)	Value

Metropolitan Water District of Salt Lake & Sandy RB Series A
4.00%, 07/01/16	$220	$223,997
Ogden City School District GO
5.00%, 06/15/16 (GTD)	150	153,155
State of Utah GO
Series A
4.00%, 07/01/16	200	203,694
5.00%, 07/01/16	1,355	1,386,788
Series C
5.00%, 07/01/16	90	92,111

		2,856,678
VERMONT — 0.19%
State of Vermont GO Series D
4.00%, 08/15/16	250	255,735

		255,735
VIRGINIA — 3.36%
City of Fairfax VA GO
2.50%, 07/15/16	40	40,464
City of Virginia Beach VA GO
4.00%, 06/01/16	330	335,138
Commonwealth of Virginia GO
5.00%, 06/01/16	150	152,960
Series B
4.00%, 06/01/16	360	365,605
5.00%, 06/01/16	70	71,381
County of Arlington VA GO
5.00%, 08/01/16	250	256,790
5.00%, 08/01/18 (PR 08/01/16)	200	205,392
Series C
4.00%, 08/15/16	200	204,530
Virginia Beach Development Authority RB
Series A
5.00%, 07/15/16	100	102,481
Series C
5.00%, 08/01/16	220	225,883
Virginia College Building Authority RB
4.00%, 09/01/16	100	102,414
4.25%, 09/01/16	175	179,515

197

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Virginia Public Building Authority RB
5.00%, 08/01/19 (PR 08/01/16)	$415	$426,188
Series A
5.00%, 08/01/16	100	102,698
Series B
5.00%, 08/01/16	505	518,625
5.00%, 08/01/16 (SAP)	185	189,991
Virginia Public School Authority RB
Series A
3.00%, 08/01/16 (SAW)	100	101,539
5.00%, 08/01/16	200	205,408
Series B
5.00%, 08/01/16	260	267,030
Series C
5.00%, 08/01/16 (SAW)	570	585,413

		4,639,445
WASHINGTON — 4.68%
City of Seattle WA GOL
5.00%, 09/01/16	100	103,079
City of Seattle WA Water System Revenue RB Series B
4.00%, 08/01/16	235	240,001
Clark County School District No. 114 Evergreen GO Series B
2.00%, 06/01/16 (GTD)	100	100,693
Energy Northwest RB
5.00%, 07/01/16	200	204,652
Series A
4.00%, 07/01/16	280	285,116
5.00%, 07/01/16	400	409,304
5.25%, 07/01/16	625	640,318
5.25%, 07/01/16 (NPFGC)	190	194,657
Series B
7.13%, 07/01/16	400	413,404
Series C
5.00%, 07/01/16	160	163,722
Series D
5.00%, 07/01/16	335	342,792
Pierce County School District No. 400 Clover Park GO
5.00%, 06/01/26 (PR 06/01/16) (AGM, GTD)	100	101,940

Security	Principal (000s)	Value

Port of Seattle WA RB
5.00%, 06/01/16	$125	$127,446
Series A
4.00%, 08/01/16	165	168,480
5.00%, 09/01/16	95	97,897
Snohomish County School District No. 2 Everett GO
4.38%, 06/01/16 (NPFGC)	100	101,668
Spokane County School District No. 81 Spokane GO
4.00%, 06/01/16	100	101,553
State of Washington GO
5.00%, 07/01/16	360	368,428
5.00%, 07/01/16 (AGM)	250	255,852
Series 2010B
5.00%, 08/01/16	540	554,634
Series A
5.00%, 07/01/16	450	460,534
Series B
5.00%, 07/01/16	100	102,341
5.00%, 07/01/16 (AGM)	145	148,394
Series F
4.50%, 07/01/16	250	255,230
Series R-2011C
5.00%, 07/01/16	100	102,341
State of Washington RB
5.00%, 09/01/16	395	406,530

		6,451,006
WISCONSIN — 0.98%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
5.00%, 06/01/16	150	152,954
Series 2
5.00%, 06/01/16	200	203,938
State of Wisconsin RB Series 1
5.00%, 07/01/16	200	204,682
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/16	100	102,346
Series A
5.00%, 07/01/16	150	153,519
5.25%, 07/01/16 (AGM)	275	281,795

198

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

WPPI Energy RB Series A
5.00%, 07/01/16	$250	$255,650

		1,354,884

TOTAL MUNICIPAL BONDS & NOTES (Cost: $135,806,185)		136,170,919

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	88	87,921

		87,921

TOTAL SHORT-TERM INVESTMENTS (Cost: $87,921)		87,921

TOTAL INVESTMENTS IN SECURITIES — 98.78% (Cost: $135,894,106)		136,258,840
Other Assets, Less Liabilities — 1.22%		1,678,154

NET ASSETS — 100.00%		$137,936,994

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

MO — Moral Obligation

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAP — Subject to Appropriations

SAW — State Aid Withholding

ST — Special Tax

Insured by:

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Assurance Corp.

BHAC — Berkshire Hathaway Assurance Corp.

CIFG — CDC Assurance N.A. Inc.

FGIC — Financial Guaranty Insurance Co.

NPFGC — National Public Finance Guarantee Corp.

NPFGC-FGIC — National Public Finance Guarantee Corp. - Financial Guaranty Insurance Co.

SGI — Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

199

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.42%

ALABAMA — 0.50%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/17	$175	$187,021
Alabama Water Pollution Control Authority RB Series B
2.50%, 08/15/17	150	153,258
City of Huntsville AL GO Series A
4.00%, 09/01/17	265	279,082
State of Alabama GO Series A
4.00%, 06/01/17	250	261,632

		880,993
ALASKA — 0.72%
Borough of North Slope AK GO
Series A
4.00%, 06/30/17	125	131,011
5.00%, 06/30/17 (NPFGC)	315	334,839
Municipality of Anchorage AK GO Series A
4.25%, 08/01/17	100	105,405
Municipality of Anchorage AK GO Series D
4.25%, 08/01/17 (AMBAC)	100	105,405
State of Alaska GO Series A
5.00%, 08/01/17	570	608,367

		1,285,027
ARIZONA — 4.49%
Arizona State University RB Series A
4.00%, 07/01/17	130	136,231
Arizona Transportation Board RB
5.00%, 07/01/17	610	648,692
Series A
4.00%, 07/01/17	150	157,165
City of Chandler AZ GO
3.00%, 07/01/17	100	103,396
City of Glendale AZ GOL
4.00%, 07/01/17	100	103,740

Security	Principal (000s)	Value

City of Glendale AZ Water & Sewer Revenue RB
5.00%, 07/01/17 (NPFGC)	$100	$106,296
City of Mesa AZ RB
4.00%, 07/01/17 (AGM)	100	104,793
5.00%, 07/01/17	100	106,234
5.25%, 07/01/17 (NPFGC-FGIC)	195	208,034
City of Phoenix AZ GO Series A
5.00%, 07/01/17	480	510,446
City of Phoenix AZ GOL
4.00%, 07/01/17	150	157,281
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/17	100	103,335
5.00%, 07/01/17	400	425,192
5.50%, 07/01/17	325	348,033
Series A
4.00%, 07/01/17	180	188,572
5.00%, 07/01/17	165	175,057
Series B
5.00%, 07/01/17	325	345,615
Series C
5.00%, 07/01/17	310	329,183
City of Scottsdale AZ Water & Sewer Revenue RB
5.00%, 07/01/17	100	106,296
City of Tempe AZ GO Series C
5.00%, 07/01/17	250	265,857
City of Tempe AZ RB
5.00%, 07/01/17	240	255,110
County of Maricopa AZ COP
5.00%, 07/01/17	250	265,507
County of Pima AZ GO
4.00%, 07/01/17 (AGM)	100	104,777
County of Pima AZ Regional Transportation Exise Tax Revenue RB
4.00%, 06/01/17	300	313,749
County of Pima AZ Sewer System Revenue RB
4.50%, 07/01/17 (AGM)	180	189,994
5.00%, 07/01/17 (AGM)	195	207,277

200

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Maricopa County Community College District GO
4.00%, 07/01/17	$525	$550,483
Series C
5.00%, 07/01/17	290	308,395
Maricopa County High School District No. 210-Phoenix GO
5.00%, 07/01/17 (NPFGC)	310	329,518
Maricopa County Unified School District No. 04 Mesa GO Series C
4.00%, 07/01/17	170	178,174
Maricopa County Unified School District No. 11-Peoria GO
3.00%, 07/01/17	100	103,152
Regional Public Transportation Authority RB Series A
5.00%, 07/01/17	100	106,343
Scottsdale Preserve Authority RB
5.00%, 07/01/17	200	212,592
State of Arizona COP
4.00%, 09/01/17	100	105,058
Town of Gilbert AZ GO
5.00%, 07/01/17	110	116,892

		7,976,469
ARKANSAS — 0.06%
State of Arkansas GO Series A
5.00%, 06/01/17	100	106,060

		106,060
CALIFORNIA — 11.16%
Anaheim Union High School District GO
5.00%, 08/01/17	105	111,949
Berkeley Unified School District/CA GO
4.00%, 08/01/17	150	157,693
Cabrillo Community College District GO
5.00%, 08/01/17	100	106,668
California State Public Works Board RB
Series A
4.00%, 09/01/17	125	131,700

Security	Principal (000s)	Value

Series C
5.00%, 06/01/17	$395	$418,791
Series F
5.00%, 09/01/17	200	213,990
Series I
5.00%, 06/01/17	275	291,563
City & County of San Francisco CA GO Series R1
5.00%, 06/15/17	150	159,426
City of Cupertino CA COP
2.00%, 07/01/17	100	102,027
City of Los Angeles CA GO
4.00%, 09/01/17	100	105,434
Series A
4.00%, 09/01/17	150	158,151
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/17	200	212,160
Series A
4.00%, 06/01/17	455	476,258
City of Pasadena CA Electric Revenue RB
4.00%, 08/01/17	105	110,403
Series A
3.00%, 06/01/17	125	129,096
County of Orange CA Airport Revenue RB Series B
5.00%, 07/01/17	225	239,236
County of Sacramento CA Airport System Revenue RB Series D
3.75%, 07/01/17 (AGM)	380	395,808
East Side Union High School District GO Series B
4.00%, 08/01/17 (AGM)	200	210,226
Escondido Union School District/CA GO Series B
5.00%, 08/01/17 (NPFGC-FGIC)	160	170,795
Evergreen School District GO Series A
6.00%, 08/01/17 (AGM)	100	108,089

201

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Fullerton School District GO
4.00%, 08/01/17	$145	$152,462
Hayward Unified School District GO
4.00%, 08/01/17 (AGM)	100	105,086
Long Beach Unified School District GO Series A
5.00%, 08/01/17	185	197,184
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/32 (PR 08/01/17)	300	320,085
Series F
5.00%, 08/01/17	75	80,038
Los Angeles Convention & Exhibit Center Authority RB Series A
5.00%, 08/15/17	210	224,372
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 07/01/17	220	234,296
Series B
5.00%, 07/01/17	915	974,414
Los Angeles Department of Water & Power RB
Series A
4.13%, 07/01/17	300	315,306
5.00%, 07/01/17	410	436,260
Series A-1
5.00%, 07/01/17 (AMBAC)	270	287,293
Los Angeles Unified School District/CA GO
Series A-1
4.00%, 07/01/17	570	597,930
5.50%, 07/01/17 (FGIC)	135	144,631
Series B
4.00%, 07/01/17 (AMBAC)	150	157,350
Series C
2.00%, 07/01/17	500	509,605
4.00%, 07/01/17 (AGM)	100	104,900
Series I
5.00%, 07/01/17	100	106,390

Security	Principal (000s)	Value

Series KRY
4.00%, 07/01/17	$100	$104,900
5.00%, 07/01/17	145	154,265
Series KY
5.00%, 07/01/17	320	340,448
M-S-R Public Power Agency RB Series L
5.00%, 07/01/17 (AGM)	100	106,080
Metropolitan Water District of Southern California RB
Series C
4.00%, 07/01/17	135	141,741
Series E
4.00%, 07/01/17	100	105,039
Milpitas Redevelopment Agency Successor Agency TA
4.00%, 09/01/17	75	78,986
Mount San Antonio Community College District GO
0.00%, 08/01/17 (ETM) (NPFGC)	100	98,774
Northern California Power Agency RB
Series A
3.00%, 06/01/17	150	154,872
5.00%, 06/01/17	100	106,128
Oak Grove School District GO Series B
4.00%, 08/01/17	125	131,351
Orange County Public Financing Authority RB
5.00%, 06/01/17 (NPFGC)	225	238,228
Sacramento County Water Financing Authority RB
5.00%, 06/01/17	250	264,777
Sacramento Municipal Utility District RB
Series U
3.63%, 08/15/17 (AGM)	220	230,243
5.00%, 08/15/17 (AGM)	430	459,537
San Diego County Regional Airport Authority RB Series A
5.00%, 07/01/17	200	212,314

202

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

San Diego Public Facilities Financing Authority Water Revenue RB Series A
5.00%, 08/01/17	$285	$304,143
San Diego Unified School District/CA GO Series D-1
5.50%, 07/01/17 (NPFGC)	365	390,984
San Francisco Bay Area Rapid Transit District GO Series C
3.00%, 08/01/17	225	233,253
San Francisco Bay Area Rapid Transit District RB Series A
4.00%, 07/01/17	100	104,962
San Francisco Unified School District GO Series A
5.00%, 06/15/17	260	276,221
San Jose Financing Authority RB Series A
4.00%, 06/01/17	125	130,876
San Juan Unified School District GO Series B
2.00%, 08/01/17	150	152,909
San Mateo County Community College District GO
4.00%, 09/01/17	345	363,923
San Mateo County Transportation Authority RB Series A
5.25%, 06/01/17 (NPFGC)	130	138,349
Santa Clara Unified School District GO
5.00%, 07/01/17	200	212,780
Santa Margarita-Dana Point Authority RB Series 2014A
5.00%, 08/01/17	100	106,832
Santa Monica Community College District GO
5.00%, 08/01/17	245	261,457

Security	Principal (000s)	Value

Santa Monica-Malibu Unified School District GO
5.25%, 08/01/17	$100	$107,115
Southern California Public Power Authority RB
5.00%, 07/01/17	460	489,394
Series A
5.00%, 07/01/17	635	675,611
Southwestern Community College District GO Series B
5.25%, 08/01/17 (NPFGC-FGIC)	220	235,642
State of California GO
4.00%, 09/01/17	710	748,539
4.20%, 06/01/17 (SGI)	280	293,944
5.00%, 06/01/17 (SGI)	915	970,742
5.00%, 09/01/17	175	187,362
Series A
5.00%, 07/01/17	1,020	1,085,015
Series B
5.00%, 09/01/17	100	107,064
West Basin Municipal Water District/CA RB Series A
4.00%, 08/01/17	50	52,572
West Contra Costa Unified School District GO
5.00%, 08/01/17 (AGM)	100	106,747
West Valley-Mission Community College District GO Series A
4.00%, 08/01/17	200	210,480

		19,831,664
COLORADO — 0.92%
City & County of Denver CO GO Series A
5.00%, 08/01/17	200	213,462
City & County of Denver CO RB Series A
5.00%, 09/01/17 (AGM)	350	373,355
County of Boulder CO RB
5.00%, 07/15/17	50	53,272
Platte River Power Authority RB Series GG
4.50%, 06/01/17 (AGM)	70	73,669

203

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Regional Transportation District COP Series A
5.00%, 06/01/17	$300	$317,244
University of Colorado RB
Series A
4.00%, 06/01/17	75	78,448
5.00%, 06/01/17	250	265,230
Series B
4.00%, 06/01/17	125	130,746
5.00%, 06/01/17	130	137,920

		1,643,346
CONNECTICUT — 1.78%
City of Danbury CT GO Series B
5.00%, 07/01/17	265	281,767
City of Hartford CT GO
Series A
5.25%, 08/15/17 (ETM) (AMBAC)	95	101,820
5.25%, 08/15/17 (AMBAC)	5	5,360
City of Stamford CT GO Series B
5.00%, 07/01/17	300	319,356
State of Connecticut GO
Series B
5.25%, 06/01/17 (AMBAC)	200	212,472
Series C
5.00%, 06/01/17	1,130	1,196,489
5.00%, 06/15/17	100	106,027
Series E
4.00%, 08/15/17	150	157,590
State of Connecticut Special Tax Revenue ST
Series A
4.00%, 08/01/17 (AMBAC)	180	189,115
Series B
5.25%, 07/01/17 (AMBAC)	480	512,083
University of Connecticut RB Series A
4.00%, 08/15/17	75	78,870

		3,160,949
DELAWARE — 0.99%
City of Wilmington DE GO Series A
5.00%, 06/01/17 (AGM)	100	106,092

Security	Principal (000s)	Value

County of New Castle DE GO
Series A
5.00%, 07/15/17 (ETM)	$70	$74,522
5.00%, 07/15/17	130	138,588
Series B
5.00%, 07/15/17	130	138,588
Delaware Transportation Authority RB
5.00%, 07/01/17	290	308,574
5.00%, 09/01/17	120	128,243
Series A
5.00%, 07/01/17	125	133,006
State of Delaware GO
Series A
3.00%, 07/01/17	130	134,454
5.00%, 07/01/17	280	297,934
Series B
5.00%, 07/01/17	275	292,614

		1,752,615
DISTRICT OF COLUMBIA — 0.67%
District of Columbia GO
Series B
5.00%, 06/01/17 (AMBAC)	650	689,117
Series C
5.00%, 06/01/17 (AGM)	100	106,018
Series F
5.00%, 06/01/17 (BHAC)	375	397,568

		1,192,703
FLORIDA — 5.55%
Central Florida Expressway Authority RB
5.00%, 07/01/17	175	185,909
County of Hillsborough FL Utility Revenue RB Series A
4.00%, 08/01/17	195	204,744
County of Miami-Dade FL GO
5.00%, 07/01/17	120	127,351
Series B
5.00%, 07/01/17	100	106,126
County of Miami-Dade FL RB
4.50%, 08/01/17 (NPFGC-FGIC)	100	105,570
5.00%, 08/01/17 (NPFGC-FGIC)	275	292,473

204

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

County of Miami-Dade FL Transit System RB
4.00%, 07/01/17	$140	$146,623
5.00%, 07/01/17	200	212,438
5.00%, 07/01/17 (AGM)	125	132,774
Series A
3.00%, 07/01/17	100	103,243
County of Palm Beach FL GO
5.00%, 08/01/17	290	309,662
County of Palm Beach FL RB
4.00%, 06/01/17	350	366,040
Florida Department of Environmental Protection RB
5.00%, 07/01/17 (AGM)	155	164,784
Series A
3.25%, 07/01/17	180	186,673
4.00%, 07/01/17	200	209,646
Series B
5.00%, 07/01/17	115	122,259
5.25%, 07/01/17	285	304,049
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/17	800	850,368
Series C
5.00%, 07/01/17	250	265,740
Lee County School Board COP Series B
5.00%, 08/01/17	300	319,650
Palm Beach County School District COP Series B
5.00%, 08/01/17	150	159,678
School Board of Miami-Dade County (The) COP Series A
5.00%, 08/01/17 (AMBAC)	100	106,542
State of Florida GO
5.00%, 07/01/17	215	228,704
Series A
5.00%, 06/01/17	860	912,133
5.00%, 07/01/17	340	361,672
Series B
5.00%, 06/01/17	610	646,979
Series C
5.00%, 06/01/17	270	286,367

Security	Principal (000s)	Value

Series D
5.00%, 06/01/17	$225	$238,639
5.50%, 06/01/17	330	352,328
Series E
5.00%, 06/01/17	175	185,609
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/17	390	414,434
5.00%, 07/01/17 (AMBAC)	130	138,145
Series B
5.00%, 07/01/17	260	276,289
Series C
5.00%, 07/01/17	430	456,939
Series E
5.00%, 07/01/17	225	239,096
Volusia County School Board COP
5.00%, 08/01/17	125	133,004

		9,852,680
GEORGIA — 3.71%
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/17	140	147,924
Forsyth County School District GO
5.00%, 06/01/17 (AGM)	300	318,231
Georgia State Road & Tollway Authority RB
5.00%, 06/01/17	190	201,128
Series A
4.00%, 06/01/17 (AGM)	100	104,336
5.00%, 06/01/17	575	608,678
Gwinnett County Water & Sewerage Authority RB Series A
4.00%, 08/01/17 (GTD)	450	473,071
Metropolitan Atlanta Rapid Transit Authority RB Series A
5.00%, 07/01/17 (NPFGC)	315	334,883
State of Georgia GO
Series A
5.00%, 07/01/17	320	340,496
Series B
5.00%, 07/01/17	100	106,405

205

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Series D
5.00%, 07/01/17	$500	$532,025
Series E
5.00%, 08/01/19 (PR 08/01/17)	850	906,491
5.00%, 08/01/21 (PR 08/01/17)	950	1,013,137
Series I
5.00%, 07/01/17	560	595,868
Series J-1
4.00%, 07/01/17	875	918,015

		6,600,688
HAWAII — 1.21%
City & County of Honolulu HI GO
Series A
4.00%, 08/01/17 (ETM)	50	52,522
4.00%, 08/01/17	75	78,786
Series B
2.50%, 08/01/17	100	102,693
5.00%, 08/01/17	275	293,246
City & County of Honolulu HI Wastewater System Revenue RB
Series A
2.00%, 07/01/17	100	101,771
3.25%, 07/01/17	100	103,631
4.25%, 07/01/17 (NPFGC)	150	157,677
5.00%, 07/01/17	125	132,793
State of Hawaii GO
Series DN
5.00%, 08/01/17	250	266,545
Series DQ
5.00%, 06/01/17	435	461,052
Series DR
5.00%, 06/01/17	155	164,283
State of Hawaii State Highway Fund RB
5.50%, 07/01/17	220	235,591

		2,150,590
IDAHO — 0.06%
Ada & Canyon Counties Joint School District No. 2 Meridian GO Series 2010
3.00%, 07/30/17	100	103,412

		103,412

Security	Principal (000s)	Value

ILLINOIS — 2.28%
Illinois Finance Authority RB
Series B
5.00%, 07/01/17 (ETM)	$10	$10,628
5.00%, 07/01/17	225	238,923
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/17 (NPFGC-FGIC)	230	224,907
5.20%, 06/15/17 (NPFGC)	100	105,017
Series A
5.50%, 06/15/17 (NPFGC-FGIC)	90	94,902
Regional Transportation Authority RB
Series A
5.00%, 07/01/17	150	158,981
6.00%, 07/01/17 (NPFGC-FGIC)	200	215,070
State of Illinois GO
5.00%, 06/01/17	75	78,557
5.00%, 08/01/17	475	497,225
First Series
5.50%, 08/01/17 (NPFGC)	35	36,862
Series A
5.00%, 06/01/17	850	887,128
State of Illinois RB
4.00%, 06/15/17	100	104,396
5.00%, 06/15/17	895	947,250
5.00%, 06/15/17 (ETM)	5	5,306
Second Series
5.50%, 06/15/17 (NPFGC-FGIC)	320	341,414
Series B
4.50%, 06/15/17	100	105,117

		4,051,683
INDIANA — 0.46%
Indiana Finance Authority RB Series C
5.00%, 07/01/17	50	53,040
Indiana University RB
Series A
2.00%, 06/01/17	100	101,812
Series V-1
3.00%, 08/01/17	275	284,697
Purdue University RB Series Z-1
5.00%, 07/01/17	350	372,036

		811,585

206

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

IOWA — 0.84%
City of Des Moines IA GO Series A
5.00%, 06/01/17	$400	$423,312
Iowa Finance Authority RB
4.25%, 08/01/17	250	263,627
5.00%, 08/01/17	250	266,785
Series A
4.00%, 08/01/17	155	162,972
State of Iowa RB
4.00%, 06/15/17	150	157,100
Series A
5.00%, 06/01/17	215	227,971

		1,501,767
KANSAS — 0.24%
Johnson County Water District No. 1 RB
4.50%, 06/01/17	400	421,252

		421,252
KENTUCKY — 0.60%
Kentucky Asset Liability Commission RB
5.00%, 09/01/17	400	426,164
Kentucky Public Transportation Infrastructure Authority RB Series A
3.00%, 07/01/17	50	51,607
Kentucky State Property & Building Commission RB Series A
5.00%, 08/01/17	150	159,363
Kentucky Turnpike Authority RB Series A
5.00%, 07/01/17	400	424,752

		1,061,886
LOUISIANA — 0.58%
Louisiana Public Facilities Authority RB
4.00%, 06/01/17 (AMBAC)	165	172,569
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/17	110	116,216
State of Louisiana GO Series C
5.00%, 07/15/17	565	601,070

Security	Principal (000s)	Value

State of Louisiana RB Series A
4.00%, 06/15/17	$140	$146,563

		1,036,418
MAINE — 0.45%
Maine Turnpike Authority RB
5.00%, 07/01/17 (AGM)	100	106,296
5.25%, 07/01/37 (PR 07/01/17)	250	266,750
State of Maine GO
5.00%, 06/01/17	400	424,132

		797,178
MARYLAND — 3.96%
City of Baltimore MD RB Series D
5.00%, 07/01/17 (AMBAC)	150	159,329
City of Frederick MD GO
5.00%, 09/01/17	100	107,042
County of Baltimore MD GO
5.00%, 08/01/17	345	368,163
County of Frederick MD GO
4.00%, 06/01/17	50	52,312
5.00%, 06/01/18 (PR 06/01/17)	100	106,040
Series B
4.00%, 08/01/17	100	105,094
County of Howard MD GO Series B
5.00%, 08/15/17	365	390,057
County of Montgomery MD GO
5.00%, 07/01/17	200	212,780
Series A
5.00%, 07/01/17	100	106,390
5.00%, 08/01/17	200	213,428
County of Prince George’s MD GOL
Series A
5.00%, 07/15/22 (PR 07/15/17)	350	372,781
Series B
5.00%, 07/15/17	200	213,084
Series C
5.00%, 08/01/17	200	213,428
Maryland State Transportation Authority RB
5.00%, 07/01/17	250	265,780
Series A
4.00%, 07/01/17	380	398,327
5.00%, 07/01/17	100	106,312

207

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

State of Maryland Department of Transportation RB Second Series
5.00%, 06/01/17	$100	$106,075
State of Maryland GO
5.00%, 08/15/23 (PR 08/15/17)	250	266,920
Second Series
5.00%, 07/15/17	275	292,991
5.00%, 08/01/17	485	517,563
Second Series A
3.00%, 08/15/17	100	103,646
Second Series B
5.00%, 08/01/17	275	293,464
5.25%, 08/15/17	360	386,161
Series B
4.50%, 08/01/17	250	264,820
5.00%, 08/01/17	450	480,213
Washington Suburban Sanitary Commission GO
5.00%, 06/01/17	475	503,856
Series A
5.00%, 06/01/17	400	424,300

		7,030,356
MASSACHUSETTS — 5.67%
Commonwealth of Massachusetts GO
Series A
4.00%, 09/01/17	100	105,297
Series C
5.25%, 08/01/17	240	256,860
Commonwealth of Massachusetts GOL
Series 7
4.00%, 07/01/17	130	136,270
Series A
4.00%, 08/01/17	300	315,186
5.00%, 08/01/17	400	426,528
Series B
3.00%, 07/01/17	100	103,335
3.00%, 08/01/17	180	186,284
4.00%, 08/01/17	250	262,655
5.00%, 06/01/17	210	222,619
5.00%, 07/01/17	400	425,248
5.00%, 08/01/17	350	373,212
Series C
5.00%, 08/01/37 (PR 08/01/17) (AMBAC)	450	479,610

Security	Principal (000s)	Value

Series D
5.50%, 08/01/17	$215	$230,947
Massachusetts Bay Transportation Authority RB
Series B
5.00%, 07/01/17	175	186,182
5.25%, 07/01/17	385	410,850
Series C
5.50%, 07/01/17 (ETM)	5	5,353
5.50%, 07/01/17	1,025	1,097,967
Series D
5.00%, 07/01/17 (ETM)	500	531,560
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/17	500	533,655
Series 12
5.25%, 08/01/17	500	535,615
Series 14
3.50%, 08/01/17	100	104,373
5.00%, 08/01/17	245	261,491
Series A
5.25%, 08/01/17	485	519,547
Massachusetts Health & Educational Facilities Authority RB
5.38%, 07/01/17	450	481,689
Massachusetts Municipal Wholesale Electric Co. RB
5.00%, 07/01/17	100	106,250
Massachusetts Port Authority RB
Series B
4.50%, 07/01/17 (AGM)	100	105,429
Series D
5.00%, 07/01/17 (AGM)	140	148,641
Massachusetts School Building Authority RB Series B
4.00%, 08/15/17	835	878,503
Massachusetts Water Resources Authority RB
5.25%, 08/01/17	540	578,278
Series J
5.25%, 08/01/17 (ETM) (AGM)	55	58,880

		10,068,314

208

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

MICHIGAN — 0.33%
Michigan Finance Authority RB Series A
5.00%, 07/01/17	$460	$489,320
Michigan State University RB Series A
4.00%, 08/15/17	100	105,126

		594,446
MINNESOTA — 1.68%
State of Minnesota GO
5.00%, 08/01/17	905	965,617
5.00%, 08/01/17 (ETM)	5	5,323
Series A
5.00%, 06/01/17	125	132,575
5.00%, 08/01/17	175	186,722
Series B
5.00%, 08/01/17	275	293,419
Series C
5.00%, 08/01/17	235	250,740
Series D
3.00%, 08/01/17	200	207,110
4.00%, 08/01/17	100	105,127
5.00%, 08/01/17	415	442,797
Series F
4.00%, 08/01/17	375	394,226

		2,983,656
MISSISSIPPI — 0.06%
Mississippi Development Bank RB Series C
5.00%, 08/01/17	100	106,044

		106,044
MISSOURI — 0.24%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/17 (ETM)	5	5,316
5.00%, 07/01/17	245	260,692
Series B
5.00%, 07/01/17	150	159,607

		425,615
MONTANA — 0.12%
Montana Department of Transportation RB
4.00%, 06/01/17	200	209,174

		209,174

Security	Principal (000s)	Value

NEBRASKA — 0.24%
City of Omaha NE GO
5.00%, 06/01/17	$250	$264,675
Nebraska Public Power District RB
4.00%, 07/01/17	150	157,143

		421,818
NEVADA — 2.01%
Clark County School District GOL
Series A
5.50%, 06/15/17	100	106,783
Series C
5.00%, 06/15/17	115	121,970
Series B
4.50%, 06/15/17 (AMBAC)	475	500,360
County of Clark Department of Aviation RB Series D
5.00%, 07/01/17	505	536,093
County of Clark NV RB
5.00%, 07/01/17	100	106,203
5.00%, 07/01/17 (AMBAC)	250	265,663
Series B
3.00%, 07/01/17	150	154,728
Las Vegas Valley Water District GOL Series B
4.00%, 06/01/17	100	104,539
State of Nevada GOL
4.00%, 08/01/17	150	157,622
Series D
5.00%, 06/01/17	425	450,576
State of Nevada RB
5.00%, 06/01/17	805	853,211
Washoe County School District/NV GOL
Series A
4.13%, 06/01/17	110	115,080
Series F
3.00%, 06/01/17	100	103,037

		3,575,865
NEW HAMPSHIRE — 0.88%
New Hampshire Municipal Bond Bank RB
Series A
4.00%, 08/15/17	150	157,764
5.00%, 08/15/17	475	507,229

209

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

State of New Hampshire GO
Series A
5.00%, 07/01/17	$200	$212,810
Series B
4.00%, 06/01/17	100	104,682
5.00%, 06/01/17	200	212,178
State of New Hampshire RB
5.00%, 09/01/17	350	373,800

		1,568,463
NEW JERSEY — 2.09%
Camden County Municipal Utilities Authority RB
5.25%, 07/15/17 (GTD)	100	106,605
New Jersey Building Authority RB
Series A
3.00%, 06/15/17	115	116,876
5.00%, 06/15/17	250	261,222
New Jersey Economic Development Authority RB
5.00%, 06/15/17	150	156,153
Series GG
5.00%, 09/01/17 (SAP)	40	42,722
New Jersey Educational Facilities Authority RB Series F
4.50%, 07/01/17	250	264,345
New Jersey Transportation Trust Fund Authority RB
Series A
5.75%, 06/15/17	315	332,517
Series AA
5.00%, 06/15/17	270	282,120
State of New Jersey GO
5.00%, 06/01/17	215	226,825
5.00%, 08/01/17	100	105,800
5.00%, 06/01/23 (PR 06/01/17)	160	169,547
5.00%, 06/01/25 (PR 06/01/17)	150	158,951
5.00%, 06/01/26 (PR 06/01/17)	100	105,967
5.00%, 06/01/27 (PR 06/01/17)	295	312,603
Series H
5.25%, 07/01/17	125	132,369
Series L
5.25%, 07/15/17 (AMBAC)	380	402,929
Series N
5.50%, 07/15/17 (NPFGC-FGIC)	400	425,844
Series Q
5.00%, 08/15/17	100	105,928

		3,709,323

Security	Principal (000s)	Value

NEW MEXICO — 1.50%
Albuquerque Municipal School District No. 12 GO Series A
4.00%, 08/01/17 (SAW)	$225	$236,468
City of Albuquerque NM GO Series A
4.00%, 07/01/17	100	104,854
City of Albuquerque NM RB Series B
5.00%, 07/01/17	150	159,398
New Mexico Finance Authority RB
4.50%, 06/01/17	100	105,330
Series B
5.00%, 06/15/17	600	637,422
Santa Fe Public School District GO
5.00%, 08/01/17 (SAW)	250	266,545
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/17	100	106,312
Series A
5.00%, 07/01/17	990	1,052,489

		2,668,818
NEW YORK — 9.43%
City of Albany NY GOL Series A
2.00%, 07/01/17	100	101,051
City of New York NY GO
Series 1
5.00%, 08/01/17	50	53,292
Series A
3.00%, 08/01/17	100	103,443
Series A-1
4.00%, 08/01/17	115	120,765
4.00%, 08/15/17	250	262,805
4.20%, 08/01/17	210	221,187
5.00%, 08/01/17	835	889,968
Series B
4.00%, 08/01/17	150	157,520
5.00%, 08/01/17	1,115	1,188,400
Series C
3.00%, 08/01/17	100	103,443
4.00%, 08/01/17	250	262,532
5.00%, 08/01/17	835	889,969
5.25%, 08/01/17	100	106,975

210

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Series E
4.00%, 08/01/17	$555	$582,822
5.00%, 08/01/17	905	964,576
Series F
5.00%, 08/01/17	200	213,166
Series G
4.00%, 08/01/17	540	567,070
5.00%, 08/01/17	100	106,583
Series H
4.00%, 08/01/17	200	210,026
Series I
5.00%, 08/01/17	550	586,206
Series I-1
4.00%, 08/01/17	120	126,016
5.00%, 08/01/17	600	639,498
Series J-1
5.00%, 08/01/17	585	623,511
Metropolitan Transportation Authority RB Series A
5.50%, 07/01/17 (SAP)	345	369,450
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/17 (SAW)	350	366,775
4.50%, 07/15/17 (SAW)	275	290,279
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/17 (ETM)	20	21,316
5.00%, 08/01/17	80	85,279
Series A-3
4.00%, 08/01/17	335	351,730
New York City Trust for Cultural Resources RB Series D
4.00%, 08/01/17	250	262,410
New York City Water & Sewer System RB
Series AA
5.00%, 06/15/17	390	414,079
Series EE
3.00%, 06/15/17	100	103,152
5.00%, 06/15/17	155	164,570

Security	Principal (000s)	Value

Series FF-1
4.00%, 06/15/17	$215	$225,170
Series GG
4.00%, 06/15/17	150	157,095
5.00%, 06/15/17	100	106,176
New York State Dormitory Authority RB
3.00%, 07/01/17	130	134,157
4.75%, 07/01/17	100	105,801
5.00%, 07/01/17	740	786,523
Series A
3.10%, 07/01/17	200	207,120
5.00%, 07/01/17	675	717,436
6.00%, 07/01/17 (NPFGC)	100	107,644
Series B
5.00%, 07/01/17 (AGM)	105	111,497
Series D
3.00%, 06/15/17	120	123,853
5.00%, 06/15/17	635	673,735
New York State Environmental Facilities Corp. RB
5.00%, 06/15/17	375	398,160
5.50%, 06/15/17	195	208,451
Series A
5.00%, 06/15/17	305	323,837
5.00%, 08/15/17	225	240,334
Series B
5.00%, 06/15/17	150	159,264
Series C
5.00%, 06/15/17	230	244,205
Port Authority of New York & New Jersey RB
5.00%, 08/15/17 (AGM)	100	106,760
Series 163
2.50%, 07/15/17 (GOI)	50	51,314
Series 180
3.00%, 06/01/17	50	51,589

		16,749,985
NORTH CAROLINA — 1.40%
City of Charlotte NC GO
5.00%, 08/01/17	645	688,415
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/17	110	117,045

211

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Series B
4.00%, 07/01/17	$100	$104,916
5.00%, 07/01/17	200	212,810
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/17	175	186,144
County of Guilford NC GO Series A
5.00%, 08/01/17	100	106,731
County of Mecklenburg NC GO
Series A
4.00%, 08/01/17	100	105,159
5.00%, 08/01/17	270	288,174
State of North Carolina GO Series B
5.00%, 06/01/17	645	684,274

		2,493,668
OHIO — 2.15%
City of Columbus OH GO
Series 2012-3
5.00%, 08/15/17	635	678,485
Series A
5.00%, 07/01/17	115	122,366
5.00%, 08/15/17	75	80,136
Ohio State University (The) RB Series A
4.00%, 06/01/17	100	104,597
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/17	510	540,916
State of Ohio GO
Series B
5.00%, 08/01/17	680	725,118
Series C
5.00%, 08/01/17	970	1,034,359
State of Ohio RB
Series 2007-1
5.00%, 06/15/17 (AGM)	130	137,899
5.50%, 06/15/17 (AGM)	100	106,798
Series 2008-1
5.00%, 06/15/17	270	286,359

		3,817,033

Security	Principal (000s)	Value

OKLAHOMA — 1.35%
Grand River Dam Authority RB
Series A
4.00%, 06/01/17	$100	$104,539
5.00%, 06/01/17 (BHAC)	150	159,006
Oklahoma Capital Improvement Authority RB
4.00%, 07/01/17	375	392,452
Series A
3.25%, 07/01/17	100	103,646
Series B
4.00%, 07/01/17	255	267,026
Oklahoma City Water Utilities Trust RB
4.00%, 07/01/17	100	104,777
Oklahoma County Independent School District No. 12 Edmond GO
1.50%, 08/01/17	150	151,612
2.50%, 08/01/17	65	66,719
Oklahoma County Independent School District No. 89 Oklahoma City GO
3.00%, 07/01/17	100	103,228
Oklahoma Department of Transportation RB
5.00%, 09/01/17	100	106,794
Oklahoma Development Finance Authority RB
3.00%, 06/01/17	120	123,731
State of Oklahoma GO
Series A
4.00%, 07/15/17	125	131,269
5.00%, 07/15/17	360	383,555
Tulsa County Independent School District No. 1 Tulsa GO Series B
2.00%, 08/01/17	200	203,370

		2,401,724
OREGON — 0.98%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/15/17	215	228,347
5.00%, 08/01/17	440	469,049

212

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/17 (AGM, GTD)	$190	$201,738
Lane County School District No. 4J Eugene GO
4.00%, 06/15/17 (GTD)	100	104,733
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO
5.25%, 06/15/17 (AGM, GTD)	100	106,464
Portland Community College District GO
5.00%, 06/15/17	375	398,167
State of Oregon GO Series A
5.00%, 08/01/17	215	229,401

		1,737,899
PENNSYLVANIA — 4.62%
City of Philadelphia PA GO Series A
5.25%, 08/01/17 (AGM)	150	159,951
City of Philadelphia PA Water & Wastewater Revenue RB Series A
5.00%, 06/15/17 (AGM)	175	185,633
Commonwealth of Pennsylvania GO
5.00%, 07/01/17	75	79,676
First Series
5.00%, 08/15/17	350	373,453
Second Series
5.00%, 08/01/20 (PR 08/01/17)	175	186,601
Series T
5.00%, 07/01/17	450	478,053
Third Series
5.00%, 07/15/17	600	638,304
5.38%, 07/01/17	500	533,960
5.38%, 07/01/17 (AGM)	920	982,634
County of Bucks PA GO
5.00%, 06/01/17	150	158,983
Delaware County Authority RB
5.00%, 08/01/17	150	159,874
Delaware Valley Regional Finance Authority RB
5.75%, 07/01/17	450	481,257

Security	Principal (000s)	Value

Pennsylvania Economic Development Financing Authority RB Series A
5.00%, 07/01/17	$1,605	$1,706,805
Pennsylvania Higher Educational Facilities Authority RB
3.50%, 08/01/17	150	155,642
5.00%, 08/01/17	210	223,377
5.00%, 09/01/17	125	133,780
Series AN
5.00%, 06/15/17	125	132,165
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/17	660	700,280
Pennsylvania State University RB Series B
5.25%, 08/15/17	100	107,103
Pennsylvania Turnpike Commission RB
Series A
5.00%, 06/01/17 (AGM)	250	264,625
Series C
5.25%, 06/01/17 (AGM)	250	265,502
Philadelphia Regional Port Authority RB
5.00%, 09/01/17	100	106,708

		8,214,366
RHODE ISLAND — 0.06%
Rhode Island Health & Educational Building Corp. RB
4.00%, 09/01/17	105	110,640

		110,640
SOUTH CAROLINA — 0.43%
County of Charleston SC GO Series A
5.50%, 08/01/17	100	107,516
North Charleston Sewer District RB
4.00%, 07/01/17	100	104,639
South Carolina Ports Authority RB
5.00%, 07/01/17	125	132,310
State of South Carolina GO
Series A
5.00%, 06/01/17	200	212,178
5.00%, 07/01/17 (SAW)	200	212,810

		769,453

213

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

SOUTH DAKOTA — 0.12%
South Dakota State Building Authority RB
5.00%, 06/01/17 (ETM) (AGM)	$85	$90,082
5.00%, 06/01/17 (AGM)	115	121,790

		211,872
TENNESSEE — 1.29%
City of Johnson City TN GO
4.00%, 06/01/17	100	104,525
Metropolitan Government of Nashville & Davidson County TN GO
Series A
4.00%, 07/01/17	125	131,067
5.00%, 07/01/17	695	739,084
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/17	250	265,740
Metropolitan Nashville Airport Authority (The) RB Series A
4.13%, 07/01/17 (AGM)	100	104,994
State of Tennessee GO
Series A
4.00%, 08/01/17	695	730,855
Series C
5.00%, 09/01/17	200	214,106

		2,290,371
TEXAS — 7.75%
Austin Independent School District GO
4.00%, 08/01/17	250	262,822
5.00%, 08/01/17 (PSF)	215	229,336
City of Arlington TX GOL Series A
4.00%, 08/15/17	115	120,934
City of Austin TX GOL
5.00%, 09/01/17	100	107,042
City of Carrollton TX GOL
4.00%, 08/15/17	200	209,938
City of Dallas TX RB
5.00%, 08/15/17 (AGM)	100	106,011
City of El Paso TX GOL
5.00%, 08/15/17	100	106,701

Security	Principal (000s)	Value

City of Houston TX Airport System Revenue RB Series B
5.00%, 07/01/17 (NPFGC-FGIC)	$175	$185,612
City of Irving TX Waterworks & Sewer System Revenue RB
5.00%, 08/15/17	650	693,777
City of San Antonio TX GOL
5.00%, 08/01/17	290	309,337
Clear Creek Independent School District GO Series B
3.00%, 02/15/35 (MT 08/14/17)	100	103,083
Corpus Christi Independent School District GO
5.00%, 08/15/17	320	341,658
County of Bexar TX GOL
5.00%, 06/15/17	50	53,074
County of Harris TX GOL Series C
5.00%, 08/15/17	375	400,129
County of Harris TX RB Series A
5.00%, 08/15/17 (NPFGC)	355	378,611
County of Tarrant TX GOL
4.00%, 07/15/17	345	362,140
5.00%, 07/15/17	200	212,990
Del Mar College District GOL
5.00%, 08/15/17	100	106,634
Denton Independent School District GO
4.50%, 08/15/17	125	132,345
El Paso Independent School District GO
5.00%, 08/15/17 (PSF)	200	213,638
Frisco Independent School District GO
5.00%, 08/15/17 (PSF)	100	106,819
Hays Consolidated Independent School District GO
4.00%, 08/15/17 (PSF)	400	420,840
Houston Independent School District GOL Series A
5.00%, 08/15/17 (PSF)	300	320,556

214

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Keller Independent School District/TX GO
1.50%, 08/15/17 (PSF)	$100	$101,220
Klein Independent School District GO
Series A
4.00%, 08/01/17	250	262,457
5.00%, 08/01/17 (PSF)	100	106,668
Leander Independent School District GO Series A
0.00%, 08/15/17 (PSF)	50	49,294
Lewisville Independent School District GO
5.00%, 08/15/17	50	53,350
Lone Star College System GOL Series A
5.00%, 08/15/17	100	106,630
Magnolia Independent School District/TX GO
5.00%, 08/15/17 (PSF)	100	106,646
Mesquite Independent School District GO
4.25%, 08/15/17 (ETM) (PSF)	100	105,570
4.25%, 08/15/17 (PSF)	130	137,296
North East Independent School District/TX GO
5.00%, 08/01/17 (PSF)	140	149,380
Series A
5.00%, 08/01/17 (PSF)	135	144,002
Series A
5.00%, 08/01/17 (PSF)	250	266,750
North Texas Municipal Water District RB
3.00%, 06/01/17	100	103,047
5.00%, 09/01/17	300	321,126
North Texas Tollway Authority RB
Series A
4.00%, 09/01/17	25	26,304
5.00%, 09/01/17	300	320,607
Northside Independent School District GO
4.00%, 08/15/17 (PSF)	200	210,420
Permanent University Fund RB
5.00%, 07/01/17	500	532,025

Security	Principal (000s)	Value

Series A
5.00%, 07/01/17	$100	$106,374
Round Rock Independent School District GO
5.00%, 08/01/17	365	389,338
5.00%, 08/01/17 (PSF)	170	181,336
Series A
4.00%, 08/01/17	125	131,371
San Antonio Independent School District/TX GO
5.00%, 08/15/17 (PSF)	290	309,871
South San Antonio Independent School District/TX GO
4.25%, 08/15/17 (PSF)	90	94,897
State of Texas GO
Series A
5.00%, 08/01/17	260	277,420
Series B
5.00%, 08/01/17	100	106,668
Series C
5.25%, 08/01/17	200	214,120
Series D
4.00%, 08/01/17	100	105,097
Series E
4.00%, 08/01/17	340	357,330
Tarrant Regional Water District RB
6.00%, 09/01/17	250	271,517
Texas Tech University RB Series A
5.00%, 08/15/17	300	320,205
Texas Water Development Board RB
Series A
5.00%, 07/15/17	140	149,138
Series A
5.00%, 07/15/17	245	260,991
University of Texas System (The) RB
Series A
4.00%, 08/15/17	115	121,063
5.00%, 08/15/17	275	293,925
Series B
3.00%, 08/15/17	250	259,157
5.00%, 08/15/17	290	309,958
5.25%, 08/15/17	390	418,408
Series C
5.00%, 08/15/17	180	192,388

215

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Series E
5.00%, 08/15/17	$100	$106,882
Waco Independent School District GO
4.25%, 08/15/17 (PSF)	100	105,441
Wylie Independent School District/TX GO
0.00%, 08/15/17 (PSF)	100	98,587

		13,768,301
UTAH — 1.78%
Davis County School District GO
5.00%, 06/01/17 (GTD)	100	106,060
Intermountain Power Agency RB Series A
4.00%, 07/01/17	600	628,572
State of Utah GO
Series A
4.00%, 07/01/17	510	535,071
5.00%, 07/01/17	1,315	1,399,226
Series C
4.00%, 07/01/17	100	104,916
5.00%, 07/01/17	360	383,058

		3,156,903
VIRGINIA — 3.41%
City of Alexandria VA GO Series A
5.00%, 07/15/17	50	53,279
City of Fairfax VA GO
2.50%, 07/15/17	100	102,738
City of Richmond VA GO Series C
5.00%, 07/15/17 (SAW)	150	159,839
City of Virginia Beach VA GO
Series A
5.00%, 06/01/17	200	212,178
Series B
5.00%, 07/15/17	175	186,476
Commonwealth of Virginia GO
Series A-1
5.00%, 06/01/17	125	132,611
Series B
4.00%, 06/01/17	130	136,087
5.00%, 06/01/17	325	344,789

Security	Principal (000s)	Value

County of Arlington VA GO
Series C
4.00%, 08/15/17	$100	$105,272
Series D
5.00%, 08/01/17	200	213,462
County of Henrico VA GO
5.00%, 07/15/17	370	394,265
Virginia Beach Development Authority RB Series B
5.00%, 08/01/17	100	106,569
Virginia College Building Authority RB
5.00%, 09/01/17	750	802,290
Series A
5.00%, 09/01/17	140	149,761
Virginia Public Building Authority RB
Series A
5.00%, 08/01/17	840	895,734
Series C
5.00%, 08/01/17	100	106,635
Series D
5.00%, 08/01/17	125	133,294
Virginia Public School Authority RB
Series A
5.00%, 08/01/17	280	298,578
Series B
5.00%, 08/01/17	300	319,905
5.00%, 08/01/17 (SAW)	150	159,952
5.25%, 08/01/17	615	658,216
Series C
5.00%, 08/01/17 (SAW)	125	133,294
Series 2010C
5.00%, 08/01/17 (SAW)	230	245,260

		6,050,484
WASHINGTON — 5.80%
Clark County School District No. 114 Evergreen GO Series B
3.00%, 06/01/17 (GTD)	150	154,614
County of King WA GOL
5.00%, 06/01/17	100	106,062
Series B
5.00%, 06/01/17	100	106,077

216

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Energy Northwest RB
Series A
4.00%, 07/01/17	$160	$167,693
4.50%, 07/01/17	285	300,823
5.00%, 07/01/17	1,855	1,971,790
5.25%, 07/01/17 (NPFGC)	275	293,340
Series B
5.00%, 07/01/17	495	526,165
Series C
0.00%, 07/01/17	100	98,603
5.00%, 07/01/17	120	127,555
5.25%, 07/01/17 (NPFGC)	140	149,337
Series D
5.00%, 07/01/17	100	106,296
King County School District No. 414 Lake Washington GOL
5.00%, 06/01/17	200	211,978
Port of Seattle WA RB
4.00%, 06/01/17	100	104,484
5.50%, 09/01/17 (NPFGC)	150	161,298
Series A
4.00%, 08/01/17	200	209,864
State of Washington COP
Series B
4.50%, 07/01/17	560	591,091
Series D
4.00%, 07/01/17	140	146,731
State of Washington GO
Series 2010A
5.00%, 08/01/17	125	133,294
Series 2010C
5.00%, 08/01/17	115	122,630
Series A
5.00%, 07/01/17	400	425,248
5.00%, 07/01/32 (PR 07/01/17)	250	265,818
Series B
5.00%, 07/01/17	100	106,312
5.00%, 07/01/17 (AGM)	200	212,624
Series C
0.00%, 06/01/17 (AMBAC)	100	98,726
5.00%, 06/01/17	180	190,807
5.50%, 07/01/17	205	219,465
Series R
5.00%, 07/01/17	130	138,206

Security	Principal (000s)	Value

Series R-2007C
5.00%, 07/01/17	$575	$611,294
Series R-2011B
5.00%, 07/01/17	315	334,883
Series R-2011C
5.00%, 07/01/17	1,045	1,110,960
Series R-2013A
5.00%, 07/01/17	165	175,415
Series R-2015-C
5.00%, 07/01/17	100	106,312
State of Washington RB
5.00%, 09/01/17	485	516,894

		10,302,689
WEST VIRGINIA — 0.06%
School Building Authority of West Virginia RB
5.00%, 07/01/17	100	106,296

		106,296
WISCONSIN — 1.74%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 2
5.00%, 06/01/17	400	424,016
Series 4
4.00%, 06/01/17	250	261,493
5.00%, 06/01/17	300	318,012
State of Wisconsin RB
Series 1
4.00%, 07/01/17	325	340,626
5.00%, 07/01/17	100	106,296
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/17	350	372,309
5.00%, 07/01/17 (NPFGC-FGIC)	195	207,429
Series 2
4.00%, 07/01/17	425	445,761
WPPI Energy RB
Series 2013A
4.00%, 07/01/17	150	157,097
Series A
5.00%, 07/01/17 (AGM)	435	461,783

		3,094,822

TOTAL MUNICIPAL BONDS & NOTES (Cost: $174,009,942)		174,857,363

217

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	86	$85,742

		85,742

TOTAL SHORT-TERM INVESTMENTS (Cost: $85,742)		85,742

TOTAL INVESTMENTS IN SECURITIES — 98.47% (Cost: $174,095,684)		174,943,105
Other Assets, Less Liabilities — 1.53%		2,718,991

NET ASSETS — 100.00%		$177,662,096

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

MT — Mandatory Tender

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAP — Subject to Appropriations

SAW — State Aid Withholding

ST — Special Tax

Insured by:

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Assurance Corp.

BHAC — Berkshire Hathaway Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

NPFGC — National Public Finance Guarantee Corp.

NPFGC-FGIC — National Public Finance Guarantee Corp. - Financial Guaranty Insurance Co.

SGI — Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

218

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.49%

ALABAMA — 0.77%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/18	$225	$248,157
Alabama Public School & College Authority RB
5.00%, 09/01/18	150	165,703
Series A
5.00%, 06/01/18	50	54,814
State of Alabama GO
Series A
5.00%, 08/01/18	50	55,148
Series C
5.00%, 06/01/18	250	274,300

		798,122
ALASKA — 0.77%
Alaska Energy Authority RB Series Sixth
5.00%, 07/01/18	25	27,358
Borough of North Slope AK GO
Series A
4.00%, 06/30/18	100	107,081
5.50%, 06/30/18	120	132,923
Municipality of Anchorage AK GO
Series B
5.00%, 08/01/18	100	110,107
5.00%, 09/01/18	100	110,385
State of Alaska GO
Series A
4.00%, 08/01/18	245	264,120
5.00%, 08/01/18	50	55,175

		807,149
ARIZONA — 3.82%
Arizona Board of Regents COP Series C
5.00%, 06/01/18	100	109,141
Arizona State University RB Series A
4.00%, 07/01/18	30	32,240
Arizona Transportation Board RB
5.00%, 07/01/18	225	247,579

Security	Principal (000s)	Value

Series A
5.00%, 07/01/18	$125	$137,283
City of Chandler AZ GO
3.13%, 07/01/18	30	31,601
City of Mesa AZ GO
5.00%, 07/01/18 (NPFGC-FGIC)	45	49,422
City of Mesa AZ RB
3.00%, 07/01/18	20	20,970
City of Phoenix AZ GOL Series C
4.00%, 07/01/18	60	64,541
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/18	460	505,678
5.25%, 07/01/18 (NPFGC-FGIC)	150	165,976
Series A
4.00%, 07/01/18	185	198,385
5.00%, 07/01/18	270	295,966
City of Scottsdale AZ GO Series 2008A
4.50%, 07/01/18	100	108,776
City of Scottsdale AZ GOL
3.00%, 07/01/18	220	230,892
City of Scottsdale AZ Water & Sewer Revenue RB
5.00%, 07/01/18	50	54,939
City of Tempe AZ GO Series A
4.00%, 07/01/18	155	166,732
City of Tempe AZ GOL Series B
4.00%, 07/01/18	100	107,569
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/18	30	32,963
County of Maricopa AZ COP
5.00%, 07/01/18	250	273,717
County of Pima AZ GO
4.00%, 07/01/18(AGM)	135	145,010
County of Pima AZ RB
4.00%, 07/01/18	90	96,627
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/18	110	120,923

219

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Maricopa County Community College District GO
4.00%, 07/01/18	$305	$328,085
Maricopa County Unified School District No. 48 Scottsdale GO
5.00%, 07/01/18	75	82,370
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/18	145	159,664
State of Arizona COP
5.00%, 09/01/18	100	109,913
Yavapai County Community College District GOL
4.00%, 07/01/18	100	107,312

		3,984,274
CALIFORNIA — 14.33%
Burbank Unified School District GO
Series B
0.00%, 08/01/18	115	110,225
Series C
0.00%, 08/01/18 (NPFGC-FGIC)	50	48,076
Cabrillo Community College District GO
5.00%, 08/01/18	100	110,274
California State Public Works Board RB
5.00%, 06/01/18	50	54,761
5.00%, 09/01/18	350	386,898
Series A
5.00%, 09/01/18	100	110,376
Series F
4.00%, 09/01/18	20	21,556
Series G
5.00%, 09/01/18	75	82,782
City & County of San Francisco CA GO Series A
5.00%, 06/15/18	130	143,066
City of Cupertino CA COP
2.00%, 07/01/18	150	154,144
City of Los Angeles CA GO Series B
5.00%, 09/01/18	85	94,160
City of Los Angeles CA Wastewater System Revenue RB Series A
5.00%, 06/01/18	225	246,983

Security	Principal (000s)	Value

County of Sacramento CA Airport System Revenue RB Series D
3.90%, 07/01/18 (AGM)	$110	$117,181
Desert Sands Unified School District GO
4.00%, 08/01/18	50	53,891
East Bay Municipal Utility District Water System Revenue RB
4.00%, 06/01/18	40	43,004
Elsinore Valley Municipal Water District COP
5.38%, 07/01/18 (NPFGC)	100	110,487
Foothill-De Anza Community College District GO Series C
5.25%, 08/01/18 (NPFGC-FGIC)	70	77,890
Grossmont Union High School District GO Series A
5.00%, 08/01/18	100	110,192
Grossmont-Cuyamaca Community College District GO
5.00%, 08/01/18 (AGM)	170	187,235
Huntington Beach Union High School District GO
4.00%, 08/01/18	75	80,856
Las Virgenes Unified School District GO Series D
0.00%, 09/01/18 (NPFGC)	75	72,095
Livermore-Amador Valley Water Management Agency RB
5.00%, 08/01/18	100	110,053
Long Beach Unified School District GO Series A
5.00%, 08/01/18	70	77,097
Los Altos Elementary School District GO
3.00%, 08/01/18	100	105,534
Los Angeles Community College District/CA GO Series E-1
4.00%, 08/01/18	200	215,616
Los Angeles County Metropolitan Transportation Authority RB
4.00%, 07/01/18	100	107,595

220

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Series A
5.00%, 07/01/18	$515	$567,962
Series B
5.00%, 06/01/18	130	143,042
Los Angeles County Public Works Financing Authority RB Series A
5.00%, 08/01/18	290	319,232
Los Angeles Department of Water & Power RB
Series A
3.00%, 07/01/18	200	210,309
4.00%, 07/01/18	135	145,288
5.00%, 07/01/18	160	176,264
Series B
5.00%, 07/01/18	325	358,036
Los Angeles Department of Water RB Series B
5.00%, 07/01/18	265	292,215
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/18	220	242,134
Series A-1
5.50%, 07/01/18 (FGIC)	270	300,421
Series B
5.00%, 07/01/18	200	220,122
Series C
5.00%, 07/01/18	200	220,122
Series D
5.00%, 07/01/18	50	55,031
Series KRY
5.00%, 07/01/18	240	264,146
M-S-R Public Power Agency RB Series L
5.00%, 07/01/18 (AGM)	125	136,924
Metropolitan Water District of Southern California RB
Series A
5.00%, 07/01/18	230	253,621
Series E
4.00%, 07/01/18	50	53,901
New Haven Unified School District GO
5.00%, 08/01/18 (AGM)	125	137,539

Security	Principal (000s)	Value

Northern California Power Agency RB Series A
5.00%, 07/01/18	$175	$192,561
Pasadena Unified School District GO Series A-1
5.00%, 08/01/18	100	110,301
Riverside County Transportation Commission RB Series A
5.00%, 06/01/18	155	170,275
Sacramento Municipal Utility District RB
Series K
5.75%, 07/01/18 (AMBAC)	115	128,697
Series U
5.00%, 08/15/18 (AGM)	95	104,967
Series X
5.00%, 08/15/18	75	82,869
San Diego Community College District GO
5.00%, 08/01/18	195	215,711
San Diego Public Facilities Financing Authority Water Revenue RB Series A
5.00%, 08/01/18	150	165,492
San Diego Unified School District/CA GO
6.05%, 07/01/18	100	112,491
Series A
0.00%, 07/01/18 (NPFGC-FGIC)	140	135,335
Series R-3
5.00%, 07/01/18	100	110,008
San Francisco Bay Area Rapid Transit District GO
Series C
3.00%, 08/01/18	255	268,742
5.00%, 08/01/18	150	165,727
San Francisco Unified School District GO Series E
5.00%, 06/15/18	135	148,500
San Jose Financing Authority RB Series A
5.00%, 06/01/18	175	191,964

221

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

San Juan Unified School District GO
5.00%, 08/01/18	$75	$82,685
San Mateo County Community College District GO Series A
0.00%, 09/01/18(NPFGC)	200	194,352
Santa Clara Unified School District GO
5.00%, 07/01/18	100	110,061
Santa Monica Community College District GO Series A
4.00%, 08/01/18	100	107,808
Southern California Public Power Authority RB
4.00%, 07/01/18	100	107,595
5.00%, 07/01/18	520	572,316
Series A
3.50%, 07/01/18	100	106,362
State of California GO
4.50%, 08/01/18	215	234,178
5.00%, 09/01/18	725	800,972
Series A
4.40%, 07/01/18	220	238,764
5.00%, 07/01/18(ETM)	1,405	1,545,992
5.00%, 07/01/18	480	528,168
Series B
5.00%, 09/01/18	620	684,970
Tahoe-Truckee Unified School District GO
5.50%, 08/01/18	75	83,558
William S Hart Union High School District GO Series C
4.00%, 08/01/18	100	107,702

		14,937,459
COLORADO — 0.51%
City & County of Denver CO GO
5.25%, 08/01/18	90	99,888
Series A
5.00%, 08/01/18	145	160,007
Colorado Water Resources & Power Development Authority RB Series A
4.00%, 09/01/18	60	64,839
Regional Transportation District COP Series A
5.00%, 06/01/18	100	108,990

Security	Principal (000s)	Value

University of Colorado RB
5.00%, 06/01/18	$90	$98,870

		532,594
CONNECTICUT — 2.39%
City of Bristol CT GO
4.00%, 07/15/18	60	64,396
City of Stamford CT GO
5.00%, 08/15/18	100	110,567
Connecticut State Health & Educational Facility Authority RB Series A
1.38%, 07/01/35	550	554,240
State of Connecticut GO
Series B
5.25%, 06/01/18(AMBAC)	390	429,655
Series C
5.00%, 06/01/18	170	186,274
5.00%, 06/15/18	250	274,288
State of Connecticut RB Series A
5.00%, 06/01/18	150	164,580
State of Connecticut Special Tax Revenue RB Series B
5.00%, 08/01/18	100	110,201
State of Connecticut Special Tax Revenue ST Series B
5.25%, 07/01/18 (AMBAC)	100	110,546
Town of Newton CT GO
5.00%, 07/01/18	100	109,982
Town of Watertown CT GO Series B
5.00%, 07/01/18	150	164,778
Town of West Hartford CT GO Series A
5.00%, 07/01/18	100	110,139
University of Connecticut RB Series A
4.00%, 08/15/18	100	107,638

		2,497,284
DELAWARE — 0.95%
County of New Castle DE GO
Series A
5.00%, 07/15/18	100	110,303
Series B
4.00%, 07/15/18	135	145,527

222

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Delaware Transportation Authority RB
5.00%, 07/01/18	$140	$154,232
Series A
5.00%, 07/01/18	285	313,970
State of Delaware GO
5.00%, 07/01/18	175	192,789
Series A
3.00%, 07/01/18	75	78,865

		995,686
DISTRICT OF COLUMBIA — 0.62%
District of Columbia GO
Series A
5.00%, 06/01/18	255	279,743
Series B
5.25%, 06/01/18(AMBAC)	260	286,777
Washington Metropolitan Area Transit Authority RB Series A
5.00%, 07/01/18	70	76,841

		643,361
FLORIDA — 5.00%
County of Hillsborough FL RB
5.00%, 08/01/18	150	165,139
County of Miami-Dade FL RB
5.25%, 08/01/18(NPFGC-FGIC)	50	55,141
County of Miami-Dade FL Transit System RB
5.00%, 07/01/18	145	158,945
County of Palm Beach FL RB
5.00%, 06/01/18	200	219,254
Florida Department of Environmental Protection RB
Series B
5.00%, 07/01/18	140	153,756
5.25%, 07/01/18	380	419,676
Florida Department of Management Services COP Series A
5.00%, 08/01/18	100	110,147
Florida’s Turnpike Enterprise RB
Series A
4.00%, 07/01/18	225	241,798
5.00%, 07/01/18	310	340,783

Security	Principal (000s)	Value

Hillsborough County School Board COP
5.50%, 07/01/18	$100	$110,585
Lee County School Board COP
5.00%, 08/01/18	125	137,431
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/18	90	98,632
Series B
5.00%, 07/01/18	100	109,383
Palm Beach County School District COP
Series 2012C
5.00%, 08/01/18	225	247,014
Series B
5.00%, 08/01/18	50	54,892
School Board of Miami-Dade County (The) COP Series A
5.00%, 08/01/18 (AMBAC)	50	54,935
School District of Broward County/FL COP Series A
5.00%, 07/01/18	200	218,870
State of Florida GO
5.00%, 07/01/18	110	121,124
Series A
5.00%, 06/01/18	820	900,393
Series B
5.00%, 06/01/18	255	280,000
Series C
5.00%, 06/01/18	45	49,412
Series D
5.00%, 06/01/18	100	109,804
Series E
5.00%, 06/01/18	70	76,863
State of Florida Lottery Revenue RB
Series A
4.50%, 07/01/18	405	439,806
5.00%, 07/01/18	100	109,826
Series E
5.00%, 07/01/18	210	230,635

		5,214,244

223

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

GEORGIA — 2.49%
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/18	$75	$81,621
Douglasville-Douglas County Water & Sewer Authority RB
5.00%, 06/01/18	40	43,790
Georgia State Road & Tollway Authority RB
Series A
5.00%, 06/01/18	250	273,375
5.00%, 06/01/18(AGM)	200	218,700
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/18	45	49,492
Series B
4.00%, 07/01/18	100	107,518
State of Georgia GO
Series A
5.00%, 07/01/18	275	302,668
Series B
4.25%, 08/01/18	150	162,660
5.00%, 07/01/18	100	110,061
Series E-2
4.00%, 09/01/18	240	259,224
Series I
5.00%, 07/01/18	900	990,549

		2,599,658
HAWAII — 1.95%
City & County of Honolulu HI GO
4.00%, 08/01/18	75	80,743
Series B
5.00%, 08/01/18	150	165,382
City & County of Honolulu HI Wastewater System Revenue RB
3.00%, 07/01/18	180	188,822
Series 2009A
5.00%, 07/01/18	115	126,330
Series A
5.00%, 07/01/18	100	109,826
County of Maui HI GO
5.00%, 06/01/18	150	164,743

Security	Principal (000s)	Value

Honolulu City & County Board of Water Supply RB
4.00%, 07/01/18	$30	$32,240
State of Hawaii GO
5.00%, 06/01/18	260	285,163
Series DO
5.00%, 08/01/18	200	220,510
Series DQ
5.00%, 06/01/18 (ETM)	500	547,945
State of Hawaii State Highway Fund RB Series B
5.25%, 07/01/18 (AGM)	100	110,651

		2,032,355
ILLINOIS — 2.15%
Du Page Cook & Will Counties Community College District No. 502 GO Series A
5.00%, 06/01/18	70	76,545
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18 (NPFGC-FGIC)	205	195,636
Regional Transportation Authority RB
5.75%, 06/01/18 (AGM)	50	55,432
Series A
5.00%, 07/01/18	50	54,601
Series B
5.50%, 06/01/18 (NPFGC)	160	176,432
State of Illinois GO
0.00%, 08/01/18	100	93,811
4.00%, 07/01/18	360	373,453
5.00%, 08/01/18	210	223,222
First Series
5.50%, 08/01/18 (NPFGC)	135	145,062
State of Illinois RB
3.00%, 06/15/18	150	156,216
5.00%, 06/15/18	225	245,167
Second Series
5.75%, 06/15/18	100	110,796
Series B
5.00%, 06/15/18	305	332,337

		2,238,710

224

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

INDIANA — 0.30%
Indiana University RB Series 2008A
5.00%, 06/01/18	$100	$109,728
Purdue University RB Series Y
5.00%, 07/01/18	185	203,371

		313,099
IOWA — 0.42%
Iowa City Community School District GO Series B
3.00%, 06/01/18	135	141,563
Iowa Finance Authority RB
4.50%, 08/01/18	80	87,144
5.00%, 08/01/18	135	148,838
Series A
5.00%, 08/01/18	55	60,663

		438,208
KANSAS — 0.25%
Kansas Turnpike Authority RB Series A
5.00%, 09/01/18	240	264,991

		264,991
KENTUCKY — 0.38%
Kentucky State Property & Building Commission RB Series A
5.00%, 08/01/18	75	82,116
Kentucky Turnpike Authority RB Series A
5.00%, 07/01/18	285	312,557

		394,673
LOUISIANA — 0.32%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/18	100	108,732
State of Louisiana GO Series A
5.00%, 08/01/18	200	220,186

		328,918
MAINE — 0.25%
Maine Turnpike Authority RB
5.00%, 07/01/18 (AGM)	240	263,832

		263,832

Security	Principal (000s)	Value

MARYLAND — 4.73%
City of Frederick MD GO
5.00%, 09/01/18	$175	$193,564
County of Baltimore MD GO
5.00%, 08/01/18	250	275,808
Series B
4.50%, 09/01/18	100	109,296
County of Frederick MD GO
4.00%, 08/01/18	100	107,697
County of Harford MD GO
5.00%, 07/01/18	150	164,934
County of Howard MD GO
Series A
5.00%, 08/15/18	100	110,457
Series B
5.00%, 08/15/18	390	430,782
County of Montgomery MD GO
Series A
5.00%, 07/01/18	100	110,035
5.00%, 08/01/18	100	110,323
County of Montgomery MD GOL Series A
5.00%, 08/01/18	150	165,485
County of Prince George’s MD GOL
4.00%, 07/15/18	25	26,917
Series A
5.00%, 09/01/18	250	276,522
Maryland State Transportation Authority RB
5.00%, 07/01/18	250	274,890
Series A
4.00%, 07/01/18	135	145,114
5.00%, 07/01/18	95	104,458
State of Maryland Department of Transportation RB
4.00%, 09/01/18	75	80,987
State of Maryland GO
4.00%, 08/15/18	575	620,275
5.25%, 08/15/18	155	172,210
Second Series
5.00%, 07/15/18	270	297,459
Series A
5.00%, 08/01/18	200	220,646

225

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Series B
4.50%, 08/01/18	$150	$163,575
5.00%, 08/01/18	150	165,485
Washington Suburban Sanitary Commission GO
5.00%, 06/01/18	350	384,107
Series 2009A
4.00%, 06/01/18	110	118,096
Series 2010A
4.00%, 06/01/18	100	107,360

		4,936,482
MASSACHUSETTS — 4.21%
Commonwealth of Massachusetts GOL
5.00%, 06/01/18	100	109,652
Series A
3.70%, 08/01/18	100	106,947
5.00%, 08/01/18	220	242,563
Series B
4.00%, 06/01/18	240	257,446
4.00%, 07/01/18	25	26,873
5.00%, 08/01/18	625	689,100
Series D
5.50%, 08/01/18	160	178,445
5.50%, 08/01/18 (NPFGC)	100	111,528
Massachusetts Bay Transportation Authority RB
5.50%, 07/01/18	100	111,346
Series A
4.00%, 07/01/18	100	107,672
5.00%, 07/01/24 (PR 07/01/18)	100	109,982
5.25%, 07/01/18	275	304,507
Series B
5.00%, 07/01/18	270	297,305
5.25%, 07/01/18	105	116,267
Series C
5.00%, 07/01/31 (PR 07/01/18)	500	550,305
Series D
5.00%, 07/01/18	120	132,136
Massachusetts Clean Water Trust (The) RB
Series 12B
5.00%, 08/01/18	195	215,182

Security	Principal (000s)	Value

Series 15A
5.00%, 08/01/18	$455	$502,092
Massachusetts Water Resources Authority RB
5.00%, 08/01/18	200	220,780

		4,390,128
MICHIGAN — 0.66%
Michigan Finance Authority RB Series A
5.00%, 07/01/18	625	687,719

		687,719
MINNESOTA — 1.52%
Metropolitan Council GO Series D
5.00%, 09/01/18	25	27,659
State of Minnesota GO
5.00%, 08/01/18	385	424,639
Series A
5.00%, 08/01/18	385	424,640
Series B
5.00%, 08/01/18	125	137,870
Series F
4.00%, 08/01/18	340	366,350
State of Minnesota RB
4.00%, 06/01/18 (AGM)	155	166,075
University of Minnesota RB
5.00%, 08/01/18	30	33,060

		1,580,293
MISSISSIPPI — 0.03%
Mississippi State University Educational Building Corp. RB Series A
4.00%, 08/01/18	25	26,914

		26,914
MISSOURI — 0.21%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/18	75	82,546
Series A
5.00%, 07/01/18	125	137,576

		220,122

226

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

MONTANA — 0.16%
Montana Department of Transportation RB
5.00%, 06/01/18	$150	$164,283

		164,283
NEBRASKA — 0.10%
Douglas County School District No. 17/NE GO
4.00%, 06/15/18	100	107,373

		107,373
NEVADA — 1.65%
Clark County School District GOL Series A
5.00%, 06/15/18	75	82,124
Clark County Water Reclamation District GOL
5.25%, 07/01/19 (PR 07/01/18)	290	320,583
County of Clark Department of Aviation RB
Series B
5.00%, 07/01/18	525	575,489
Series D
5.00%, 07/01/18	280	306,782
County of Clark NV RB Series A
5.25%, 07/01/18	80	88,165
State of Nevada GOL
5.00%, 06/01/18	75	82,296
5.00%, 08/01/18	190	209,587
Washoe County School District/NV GOL Series F
5.00%, 06/01/18	50	54,585

		1,719,611
NEW HAMPSHIRE — 0.52%
New Hampshire Municipal Bond Bank RB Series C
5.50%, 08/15/18	165	184,033
State of New Hampshire GO
Series A
5.00%, 07/01/18	110	121,067
Series B
4.00%, 06/01/18	70	75,170

Security	Principal (000s)	Value

State of New Hampshire RB
5.00%, 09/01/18	$145	$159,775

		540,045
NEW JERSEY — 3.09%
New Jersey Building Authority RB Series A
5.00%, 06/15/18	150	158,979
New Jersey Economic Development Authority RB
5.00%, 06/15/18	250	268,949
5.00%, 09/01/18	430	470,031
Series A
0.00%, 07/01/18 (NPFGC)	55	52,124
Series PP
5.00%, 06/15/18	100	105,986
New Jersey Educational Facilities Authority RB
5.00%, 06/01/18 (SAP)	260	275,365
Series J
5.00%, 07/01/18	50	55,122
Series K
4.25%, 07/01/18	100	108,393
New Jersey Environmental Infrastructure Trust RB Series A
4.00%, 09/01/18 (GTD)	300	323,865
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/18	400	423,944
5.75%, 06/15/18	50	53,881
Series B
5.00%, 06/15/18	75	79,490
State of New Jersey GO
5.00%, 06/01/18	170	183,716
Series H
5.25%, 07/01/18	145	157,919
Series L
5.25%, 07/15/18 (AMBAC)	50	54,514
Series M
5.50%, 07/15/18 (AMBAC)	360	394,729
Series Q
5.00%, 08/15/18	50	54,318

		3,221,325

227

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

NEW MEXICO — 1.59%
Albuquerque Municipal School District No. 12 GO Series A
3.00%, 08/01/18 (SAW)	$100	$105,113
City of Albuquerque NM GO Series A
4.00%, 07/01/18	50	53,733
City of Santa Fe NM RB
5.00%, 06/01/18	125	136,939
Series A
4.00%, 06/01/18	60	64,301
County of Santa Fe NM GO
4.00%, 07/01/18	100	107,518
Series A
3.00%, 07/01/18	75	78,790
New Mexico Finance Authority RB
4.00%, 06/01/18	60	64,376
5.00%, 06/15/18	300	329,718
Series E
4.00%, 06/01/18	80	85,835
Santa Fe Public School District GO
4.00%, 08/01/18 (SAW)	150	161,207
State of New Mexico Severance Tax Permanent Fund RB Series A
5.00%, 07/01/18	425	467,202

		1,654,732
NEW YORK — 9.10%
City of New York NY GO
5.00%, 08/01/18	350	385,091
Series 1
4.00%, 08/01/18	100	107,484
5.00%, 08/01/18	360	396,094
Series A
3.00%, 08/01/18	125	131,179
Series B
5.00%, 08/01/18	285	313,574
Series C
4.00%, 08/01/18	255	274,084
5.00%, 08/01/18	555	610,644
5.25%, 08/01/18	70	77,463
Series D
5.00%, 08/01/18	45	49,512

Security	Principal (000s)	Value

Series E
4.00%, 08/01/18	$230	$247,213
5.00%, 08/01/18	80	88,021
Series F
5.00%, 08/01/18	70	77,018
Series G
5.00%, 08/01/18	565	621,647
Series I
5.00%, 08/01/18	555	610,644
Series I-1
5.00%, 08/01/18	355	390,592
Series J
5.00%, 08/01/18	50	55,013
County of Onondaga NY GO Series A
5.00%, 06/15/18	125	137,319
County of Orange NY GO Series A
5.00%, 07/15/18	25	27,338
County of Westchester NY GO
5.00%, 07/01/18	100	110,244
County of Westchester NY GOL
4.00%, 07/01/18	20	21,555
Metropolitan Transportation Authority RB Series A
5.75%, 07/01/18 (SAP)	150	167,509
New York City Transitional Finance Authority Building Aid Revenue RB Series S-1
5.00%, 07/15/18 (SAW)	495	543,371
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/18	420	462,336
Series A-3
5.00%, 08/01/18	145	159,844
New York City Water & Sewer System RB
5.00%, 06/15/18	60	66,017
Series C
5.25%, 06/15/18	115	127,229
Series D
0.00%, 06/15/18	60	58,196
Series FF
5.00%, 06/15/18	115	126,126

228

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Series FF-1
3.25%, 06/15/18	$100	$105,266
5.00%, 06/15/18	150	164,513
New York State Dormitory Authority RB
4.00%, 07/01/18	205	219,463
5.00%, 07/01/18	320	350,947
5.50%, 07/01/18 (NPFGC-FGIC)	140	155,222
Series A
4.00%, 07/01/18	150	161,315
4.00%, 07/01/18 (GOI)	135	145,114
5.00%, 07/01/18	100	109,643
Series D
5.00%, 06/15/18	310	339,915
Series E
5.00%, 08/15/18	125	137,763
New York State Environmental Facilities Corp. RB
5.00%, 06/15/18	105	115,267
Series A
5.00%, 06/15/18	150	164,667
Series B
5.00%, 06/15/18	355	389,712
5.00%, 08/15/18	90	99,313
Port Authority of New York & New Jersey RB
5.00%, 07/15/18 (GOI)	355	390,269

		9,490,746
NORTH CAROLINA — 2.27%
Cape Fear Public Utility Authority RB
5.00%, 08/01/18	115	126,731
City of Charlotte NC Airport Revenue RB
5.00%, 07/01/18	25	27,352
City of Charlotte NC GO
Series A
5.00%, 07/01/18	105	115,564
Series C
5.00%, 06/01/18	130	142,701
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/18	150	165,092
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/18	110	121,264

Security	Principal (000s)	Value

County of Buncombe NC RB Series A
5.00%, 06/01/18	$300	$328,578
County of Forsyth NC GO
5.00%, 07/01/18	145	159,588
County of Guilford NC GO Series D
4.00%, 08/01/18	200	215,608
County of Mecklenburg NC GO
Series A
3.00%, 08/01/18	75	78,943
5.00%, 08/01/18	25	27,588
State of North Carolina GO
Series B
5.00%, 06/01/18	350	384,195
Series D
3.00%, 06/01/18	350	367,500
Town of Cary NC GO Series A
5.00%, 06/01/18	100	109,770

		2,370,474
OHIO — 2.30%
City of Columbus OH GO
Series A
4.00%, 06/01/18	270	289,872
5.00%, 07/01/18	100	110,035
Miami University/Oxford OH RB
5.00%, 09/01/18	165	181,860
Ohio State University (The) RB Series A
5.00%, 06/01/18	50	54,839
Ohio State Water Development Authority RB
5.00%, 06/01/18	100	109,804
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series A
5.00%, 06/01/18	100	109,804
Series B
5.00%, 06/01/18	140	153,726
State of Ohio GO
Series A
3.00%, 08/01/18	100	105,218
4.00%, 08/01/18	250	269,075

229

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Series B
5.00%, 08/01/18	$50	$55,154
Series C
3.00%, 08/01/18	50	52,544
4.00%, 08/01/18	165	177,589
State of Ohio RB
Series 2008-1
5.75%, 06/15/18	100	111,182
Series A
4.63%, 09/01/18	560	612,959

		2,393,661
OKLAHOMA — 1.03%
County of Oklahoma OK GOL Series A
3.75%, 08/01/18	50	53,497
Grand River Dam Authority RB Series A
3.00%, 06/01/18	100	104,788
Oklahoma Capital Improvement Authority RB
4.00%, 07/01/18	200	214,264
Series A
4.00%, 07/01/18	220	235,748
5.00%, 07/01/18	250	274,225
Series B
5.00%, 07/01/18	95	104,111
State of Oklahoma GO Series A
5.00%, 07/15/18	75	82,643

		1,069,276
OREGON — 0.78%
City of Eugene OR Electric Utility System Revenue RB
5.00%, 08/01/18	100	109,958
City of Portland OR Sewer System Revenue RB Series A
5.00%, 06/15/18	425	467,279
Portland Community College District GO
5.00%, 06/15/18	100	109,871
State of Oregon GO Series A
4.00%, 08/01/18	115	123,883

		810,991

Security	Principal (000s)	Value

PENNSYLVANIA — 3.79%
City of Philadelphia PA Water & Wastewater Revenue RB Series A
5.00%, 06/15/18	$100	$109,473
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/18	375	410,156
5.00%, 06/15/18	50	54,757
5.00%, 07/01/18	460	504,477
Series A
5.00%, 07/15/18	150	164,689
Third Series
5.38%, 07/01/18 (AGM)	520	575,078
County of Bucks PA GO
5.00%, 06/01/18	95	104,146
County of Erie PA GO Series C
3.00%, 09/01/18	100	104,815
Delaware County Authority RB
4.00%, 08/01/18	100	107,431
Pennsylvania Economic Development Financing Authority RB Series A
5.00%, 07/01/18	865	951,803
Pennsylvania Higher Educational Facilities Authority RB
5.00%, 06/15/18	100	108,887
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/18	270	296,236
Pennsylvania Turnpike Commission RB Series A
5.25%, 07/15/18 (AGM)	75	82,619
School District of Philadelphia (The) GO Series D
5.00%, 09/01/18 (SAW)	250	272,895
Southeastern Pennsylvania Transportation Authority RB
5.00%, 06/01/18	100	109,141

		3,956,603
SOUTH CAROLINA — 0.28%
South Carolina State Ports Authority RB
5.00%, 07/01/18	100	109,072

230

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

State of South Carolina GO Series A
5.00%, 06/01/18	$170	$186,609

		295,681
SOUTH DAKOTA — 0.10%
South Dakota Conservancy District RB Series 2012B
4.00%, 08/01/18	100	107,671

		107,671
TENNESSEE — 0.84%
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/18	305	335,765
Series D
4.00%, 07/01/18	100	107,621
5.00%, 07/01/18	105	115,591
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/18	125	137,250
State of Tennessee GO
Series A
4.00%, 09/01/18	125	135,013
5.00%, 08/01/18	45	49,658

		880,898
TEXAS — 6.64%
City of Plano TX GOL Series 2011
4.00%, 09/01/18	150	161,643
City of San Antonio TX GOL
4.50%, 08/01/18	50	54,518
5.00%, 08/01/18	100	110,309
College Station Independent School District GO
4.00%, 08/15/18 (PSF)	50	53,839
Coppell Independent School District GO Series B
0.00%, 08/15/18	145	139,455
County of Bexar TX GOL Series A
5.00%, 06/15/18	150	164,654
County of Harris TX GO Series C
5.25%, 08/15/18 (AGM)	150	166,789
County of Harris TX RB Series C
5.00%, 08/15/18	170	187,371

Security	Principal (000s)	Value

County of Tarrant TX GOL
5.00%, 07/15/18	$45	$49,526
Dallas Independent School District GOL
1.50%, 02/15/34	150	151,305
DeSoto Independent School District GO
4.00%, 08/15/18 (PSF)	140	151,071
El Paso Independent School District GO
4.00%, 08/15/18 (PSF)	150	161,862
Fort Bend Independent School District GO
5.00%, 08/15/18 (PSF)	225	248,607
Frisco Independent School District GO Series B
5.00%, 08/15/18 (PSF)	100	110,492
Grapevine-Colleyville Independent School District GO Series B
5.00%, 08/15/18	150	165,491
Hays Consolidated Independent School District GO
5.00%, 08/15/18 (PSF)	120	132,590
Keller Independent School District/TX GO
4.00%, 08/15/18	175	188,956
Series A
0.00%, 08/15/18 (PSF)	25	24,242
Klein Independent School District GO Series A
5.00%, 08/01/18 (PSF)	150	165,532
Leander Independent School District GO
5.25%, 08/15/18 (PSF)	100	110,904
Series B
0.00%, 08/15/18	170	163,329
Lewisville Independent School District GO Series A
4.00%, 08/15/18 (PSF)	210	226,607
Mesquite Independent School District GO Series A
5.00%, 08/15/18 (PSF)	50	55,246
North East Independent School District/TX GO Series A
5.00%, 08/01/18 (PSF)	350	386,242

231

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

North Texas Municipal Water District RB
4.00%, 06/01/18	$150	$160,754
4.00%, 09/01/18	100	107,844
Northside Independent School District GO
4.00%, 08/15/18 (PSF)	60	64,745
Permanent University Fund RB
5.00%, 07/01/18	300	330,104
Round Rock Independent School District GO
4.50%, 08/01/18	300	327,243
5.00%, 08/01/18	80	88,284
South San Antonio Independent School District/TX GO
4.25%, 08/15/18 (PSF)	100	108,323
Spring Independent School District GO
3.50%, 08/15/18 (PSF)	100	106,616
State of Texas GO
4.00%, 08/01/18	145	156,180
Series B
3.00%, 08/01/18	150	157,748
5.00%, 08/01/18	120	132,371
Series C
4.00%, 08/01/18	175	188,492
5.00%, 08/01/18	75	82,732
Tarrant Regional Water District RB
6.00%, 09/01/18	190	214,877
Texas Tech University RB Series A
5.00%, 08/15/18	200	220,490
Texas Water Development Board RB
4.00%, 07/15/18	135	145,342
University of Texas System (The) RB
Series B
4.00%, 08/15/18	215	231,871
5.25%, 08/15/18	190	211,044
Series C
5.00%, 08/15/18	320	353,376

		6,919,016
UTAH — 2.42%
County of Salt Lake UT RB Series A
5.00%, 08/15/18	200	220,874

Security	Principal (000s)	Value

Granite School District Board of Education GO
5.00%, 06/01/18 (GTD)	$65	$71,269
Intermountain Power Agency RB
Series A
4.00%, 07/01/18	310	332,348
5.00%, 07/01/18	140	153,537
State of Utah GO
Series A
4.00%, 07/01/23 (PR 07/01/18)	55	59,163
5.00%, 07/01/20 (PR 07/01/18)	300	330,183
5.00%, 01/01/24 (PR 07/01/18)	150	165,091
Series C
3.00%, 07/01/18	60	63,077
5.00%, 07/01/18	820	902,500
Utah Transit Authority RB Series A
5.00%, 06/15/18 (AGM)	205	225,303

		2,523,345
VERMONT — 0.40%
State of Vermont GO
Series B
5.00%, 08/15/18	250	276,350
Series D
4.00%, 08/15/18	130	140,341

		416,691
VIRGINIA — 5.00%
City of Alexandria VA GO
5.00%, 06/15/18 (SAW)	100	109,906
5.00%, 07/15/18	5	5,510
City of Newport News VA GO Series B
5.00%, 07/01/18	55	60,576
City of Richmond VA GO Series B
5.00%, 07/15/18	150	165,206
City of Virginia Beach VA GO Series B
5.00%, 07/15/18	245	269,983
Commonwealth of Virginia GO
Series B
4.00%, 06/01/18 (SAW)	250	268,463
5.00%, 06/01/18	300	329,310
County of Arlington VA GO Series B
4.00%, 08/15/18	100	107,901

232

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/18	$125	$137,746
County of Henrico VA GO Series A
5.00%, 08/01/18	100	110,350
County of Loudoun VA GO Series A
5.00%, 07/01/18	100	110,061
University of Virginia RB
5.00%, 09/01/18	125	138,401
Virginia Beach Development Authority RB Series B
5.00%, 08/01/18	95	104,537
Virginia College Building Authority RB
5.00%, 09/01/18 (SAW)	300	331,491
5.00%, 09/01/21	1,050	1,160,229
Series B
5.00%, 09/01/18 (SAW)	250	276,243
Virginia Public Building Authority RB
Series B
4.13%, 08/01/18	100	108,002
5.00%, 08/01/18 (SAP)	190	209,433
Series B-1
5.00%, 08/01/18	100	110,228
Series C
5.00%, 08/01/18	100	110,228
Virginia Public School Authority RB
5.00%, 07/15/18 (SAW)	75	82,648
Series B
5.00%, 08/01/18	105	115,739
5.00%, 08/01/18 (SAW)	215	236,990
Series C
4.00%, 08/01/18 (SAW)	285	306,899
5.00%, 08/01/18	225	248,013

		5,214,093
WASHINGTON — 6.18%
City of Seattle WA Municipal Light & Power Revenue RB Series A
5.00%, 06/01/18	145	158,959
City of Seattle WA Water System Revenue RB Series B
4.00%, 08/01/18	225	242,469
Clark County School District No. 114 Evergreen GO
4.00%, 06/01/18 (GTD)	100	107,145

Security	Principal (000s)	Value

County of King WA GOL
5.00%, 06/01/18	$100	$109,804
County of Pierce WA RB
5.00%, 08/01/18	100	110,147
Energy Northwest RB
4.00%, 07/01/18	150	161,199
5.00%, 07/01/18	235	258,335
Series A
5.00%, 07/01/18	1,475	1,621,467
5.25%, 07/01/18	580	641,167
Port of Seattle WA RB
5.00%, 06/01/18	75	81,953
State of Washington COP Series A
5.00%, 07/01/18	125	137,283
State of Washington GO
Series 2010A
5.00%, 08/01/18	115	126,793
Series 2010C
5.00%, 08/01/18	120	132,306
Series 2013A
5.00%, 08/01/18	515	567,813
Series A
5.00%, 08/01/18	325	358,329
Series B
5.00%, 08/01/18	270	297,688
Series B-2
5.00%, 08/01/18	125	137,819
Series C
5.50%, 07/01/18	130	144,579
Series D
5.00%, 07/01/18	300	329,946
Series R-2011C
5.00%, 07/01/18	240	263,957
Series R-2015
5.00%, 07/01/18	100	109,982
State of Washington RB
5.00%, 09/01/18	250	274,575
University of Washington RB Series C
5.00%, 07/01/18	65	71,523

		6,445,238

233

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

WISCONSIN — 1.22%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
5.00%, 06/01/18	150	164,517
Series 2
5.00%, 06/01/18	65	71,291
Series 5
5.00%, 06/01/18	100	109,678
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/18	490	539,304
Series 2
4.00%, 07/01/18	100	107,646
WPPI Energy RB Series A
5.00%, 07/01/18 (AGM)	255	279,324

		1,271,760

TOTAL MUNICIPAL BONDS & NOTES (Cost: $102,438,620)		102,699,788

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.14%

MONEY MARKET FUNDS — 0.14%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	139	139,098

		139,098

TOTAL SHORT-TERM INVESTMENTS (Cost: $139,098)		139,098

TOTAL INVESTMENTS IN SECURITIES — 98.63% (Cost: $102,577,718)		102,838,886
Other Assets, Less Liabilities — 1.37%		1,433,074

NET ASSETS — 100.00%		$104,271,960

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAP — Subject to Appropriations

SAW — State Aid Withholding

ST — Special Tax

Insured by:

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

NPFGC — National Public Finance Guarantee Corp.

NPFGC-FGIC — National Public Finance Guarantee Corp. - Financial Guaranty Insurance Co.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

234

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.54%

ALABAMA — 1.10%
Alabama Drinking Water Finance Authority RB Series A
3.00%, 08/15/19	$200	$212,798
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/19	240	272,088
City of Huntsville AL GO Series A
5.00%, 09/01/19	45	51,213
State of Alabama GO
Series A
4.00%, 06/01/19	175	192,136
5.00%, 08/01/19	125	142,120
Series D
4.25%, 06/01/19	25	27,657

		898,012
ALASKA — 0.56%
Borough of North Slope AK GO
Series A
4.00%, 06/30/19	115	126,130
5.00%, 06/30/19	10	11,310
Municipality of Anchorage AK GO Series B
5.00%, 09/01/19 (NPFGC)	20	22,738
State of Alaska GO
Series A
4.00%, 08/01/19	250	275,665
Series B
5.00%, 08/01/19	20	22,754

		458,597
ARIZONA — 3.75%
Arizona Board of Regents COP Series B
5.00%, 06/01/19	100	112,212
Arizona School Facilities Board COP Series A
5.00%, 09/01/19	200	226,022
Arizona Transportation Board RB
5.00%, 07/01/19	50	56,622
City of Flagstaff AZ GOL Series B
4.00%, 07/01/19	25	27,338

Security	Principal (000s)	Value

City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/19	$50	$53,200
4.00%, 07/01/19	95	104,193
5.00%, 07/01/19	215	243,306
Series A
4.00%, 07/01/19	335	366,608
5.00%, 07/01/19	295	333,537
City of Scottsdale AZ GOL
3.00%, 07/01/19	100	106,364
City of Tempe AZ GOL Series B
4.00%, 07/01/19	20	21,964
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/19	40	45,180
County of Pima AZ RB
4.00%, 07/01/19	25	27,374
County of Pima AZ Sewer System Revenue RB Series B
5.00%, 07/01/19	90	101,687
Maricopa County Community College District GO
Series C
5.00%, 07/01/19	60	67,946
Series D
4.00%, 07/01/19	280	307,502
Maricopa County High School District No. 210-Phoenix GO
5.25%, 07/01/19 (AGM)	100	113,841
Maricopa County Unified School District No. 4 Mesa GOL
4.00%, 07/01/19	75	82,258
Maricopa County Unified School District No. 69 Paradise Valley GO Series D
3.50%, 07/01/19	40	43,116
Maricopa County Unified School District No. 80 Chandler GOL
4.00%, 07/01/19	75	82,258
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/19	60	68,057

235

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Scottsdale Preserve Authority RB
5.00%, 07/01/19	$205	$231,472
State of Arizona COP
4.00%, 09/01/19	100	109,383
University of Arizona RB
5.00%, 08/01/19	105	118,662

		3,050,102
CALIFORNIA — 14.47%
Anaheim Public Financing Authority RB
0.00%, 09/01/19 (AGM)	50	47,259
Berkeley Unified School District/CA GO
5.00%, 08/01/19	20	22,754
California Educational Facilities Authority RB
5.25%, 09/01/19 (AMBAC)	25	28,783
California State Public Works Board RB
Series A
5.00%, 06/01/19	25	28,204
5.00%, 09/01/19	320	363,606
Series D
5.00%, 09/01/19	75	85,220
Series F
4.00%, 09/01/19	25	27,513
Chaffey Community College District GO Series A
5.00%, 06/01/19	45	51,090
City & County of San Francisco CA GO Series A
5.00%, 06/15/19	40	45,325
City of Los Angeles CA GO
Series A
4.00%, 09/01/19	15	16,581
5.00%, 09/01/19	165	188,314
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/19	315	356,725
5.25%, 06/01/19	25	28,521
City of Santa Rosa CA Wastewater Revenue RB Series B
0.00%, 09/01/19 (AMBAC)	60	56,463

Security	Principal (000s)	Value

Clovis Unified School District GO Series A
0.00%, 08/01/19 (ETM) (NPFGC-FGIC)	$150	$143,227
Coast Community College District GO Series A
5.00%, 08/01/19	95	108,083
Contra Costa County Public Financing Authority RB Series B
5.00%, 06/01/19	75	84,351
County of Orange CA Airport Revenue RB Series B
5.00%, 07/01/19	25	28,339
County of Santa Clara CA GO Series B
5.00%, 08/01/19	25	28,521
East Bay Municipal Utility District Water System Revenue RB
Series A
5.00%, 06/01/19	55	62,365
Series B
4.00%, 06/01/19	20	22,008
5.00%, 06/01/19	30	34,017
El Camino Community College District GO
5.00%, 08/01/19	40	45,433
Foothill-De Anza Community College District GO
5.25%, 08/01/19 (NPFGC)	65	74,724
Long Beach Unified School District GO
Series A
4.00%, 08/01/19	45	49,469
5.00%, 08/01/19	20	22,686
Los Altos Elementary School District GO
5.00%, 08/01/19	25	28,473
Los Angeles Community College District/CA GO Series C
5.00%, 08/01/19	200	227,620
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/19	115	130,868
Series A
5.00%, 07/01/19	160	182,077
Series B
5.00%, 07/01/19	180	204,503

236

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Series D
5.00%, 07/01/19	$135	$153,378
Los Angeles Department of Water & Power RB Series A
5.00%, 07/01/19	125	141,831
Los Angeles Department of Water RB
Series A
5.00%, 07/01/19	70	79,529
Series B
5.00%, 07/01/19	330	374,922
Los Angeles Unified School District/CA GO
Series A
3.00%, 07/01/19	50	53,342
5.00%, 07/01/19	90	102,185
Series C
5.00%, 07/01/19	100	113,539
Series F
5.00%, 07/01/19	50	56,770
Series I
5.00%, 07/01/19	340	386,033
Series KRY
5.00%, 07/01/19	50	56,770
Marin Community College District GO
4.00%, 08/01/19	45	49,653
Metropolitan Water District of Southern California RB
3.50%, 07/01/19	100	108,650
Series A
5.00%, 07/01/19	95	108,108
Series B
5.00%, 07/01/19	125	142,247
Series C
5.00%, 07/01/19	65	73,969
Municipal Improvement Corp. of Los Angeles RB Series C
4.50%, 09/01/19	100	111,991
Northern California Power Agency RB Series A
5.00%, 07/01/19	50	56,678
Orange County Transportation Authority RB
5.00%, 08/15/19	100	114,041

Security	Principal (000s)	Value

Placentia-Yorba Linda Unified School District GO
5.00%, 08/01/19	$50	$56,716
Port of Los Angeles RB Series A
5.00%, 08/01/19	140	159,236
Poway Unified School District GO
5.00%, 08/01/19	160	182,096
Rancho Santiago Community College District GO
5.25%, 09/01/19 (AGM)	100	114,975
Redding Joint Powers Financing Authority RB Series A
5.00%, 06/01/19	50	56,533
Riverside County Transportation Commission RB Series A
5.00%, 06/01/19	140	158,451
Sacramento Municipal Utility District RB
Series X
5.00%, 08/15/19	170	193,691
Series Y
4.00%, 08/15/19	120	132,470
San Diego Community College District GO
5.00%, 08/01/19	260	296,594
San Diego County Regional Airport Authority RB Series A
5.00%, 07/01/19	35	39,353
San Diego Public Facilities Financing Authority Water Revenue RB Series B
5.00%, 08/01/19	40	45,478
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/19	100	94,871
0.00%, 07/01/19 (NPFGC)	160	151,794
Series C-2
5.50%, 07/01/19 (AGM)	90	103,694
Series R-3
5.00%, 07/01/19	20	22,686

237

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

San Francisco Bay Area Rapid Transit District RB
5.00%, 07/01/19	$100	$113,613
San Francisco Unified School District GO
Series B
5.00%, 06/15/19	85	96,316
Series E
5.00%, 06/15/19	70	79,319
San Jose Financing Authority RB Series A
5.00%, 06/01/19	30	33,898
San Juan Unified School District GO
5.00%, 08/01/19	25	28,377
San Mateo County Community College District GO
4.00%, 09/01/19	105	116,177
San Mateo County Transportation Authority RB Series A
5.25%, 06/01/19 (NPFGC)	25	28,548
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/19	40	44,196
Santa Monica Community College District GO Series C
5.25%, 08/01/19	15	17,203
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/19	65	61,683
Sonoma County Junior College District GO
5.00%, 08/01/19	30	34,143
Southern California Public Power Authority RB
5.00%, 07/01/19	245	278,170
Series A
4.00%, 07/01/19	120	132,134
5.00%, 07/01/19	230	261,141
State of California GO
3.00%, 09/01/19	50	53,286
5.00%, 09/01/19	765	870,034
Series A
4.60%, 07/01/19	315	353,676
5.00%, 07/01/19	1,450	1,647,925
5.00%, 07/01/20 (PR 07/01/19)	435	494,377

Security	Principal (000s)	Value

5.25%, 07/01/21 (PR 07/01/19)	$60	$68,705
Ventura County Community College District GO
5.00%, 08/01/19	25	28,453
William S Hart Union High School District GO Series C
4.00%, 08/01/19	20	22,001

		11,778,771
COLORADO — 0.64%
City & County of Denver CO GO Series A
5.00%, 08/01/19	70	79,640
Colorado Water Resources & Power Development Authority RB Series A
5.00%, 09/01/19	25	28,497
E-470 Public Highway Authority RB Series A
5.00%, 09/01/19	100	112,679
University of Colorado RB
Series A
5.00%, 06/01/19	185	209,448
Series B
5.00%, 06/01/19	80	90,572

		520,836
CONNECTICUT — 1.36%
State of Connecticut GO
Series B
5.25%, 06/01/19 (AMBAC)	330	374,448
Series C
5.00%, 06/15/19	35	39,462
5.00%, 07/15/19	130	146,880
Series D
5.00%, 06/15/19	75	84,561
Series E
5.00%, 09/01/19	25	28,333
State of Connecticut RB Series A
5.00%, 06/01/19	100	113,101
State of Connecticut Special Tax Revenue ST Series A
5.00%, 09/01/19	160	181,576
University of Connecticut RB Series A
5.00%, 08/15/19	125	141,597

		1,109,958

238

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

DELAWARE — 0.63%
County of New Castle DE GO
Series A
5.00%, 07/15/19	$25	$28,426
Series B
5.00%, 07/15/19	25	28,426
Delaware Transportation Authority RB
5.00%, 09/01/19	150	170,055
Series A
5.00%, 07/01/19	180	204,237
State of Delaware GO Series A
5.00%, 07/01/19	70	79,503

		510,647
DISTRICT OF COLUMBIA — 0.54%
District of Columbia GO
Series A
5.00%, 06/01/19	170	192,039
Series B
5.25%, 06/01/19 (AGM-AMBAC)	120	136,559
5.25%, 06/01/19 (AMBAC)	100	113,799

		442,397
FLORIDA — 7.58%
Board of Governors State University System of Florida RB Series A
5.00%, 07/01/19	20	22,597
County of Hillsborough FL RB
5.00%, 08/01/19	30	33,949
County of Miami-Dade FL GO
3.50%, 07/01/19	75	80,548
County of Miami-Dade FL Transit System RB
Series A
5.00%, 07/01/19	130	146,501
5.00%, 07/01/19 (AGM)	130	146,692
County of Palm Beach FL GO
5.00%, 07/01/19	100	113,613
County of Palm Beach FL RB
5.00%, 06/01/19	140	157,948
Florida Department of Environmental Protection RB Series B
5.00%, 07/01/19	380	429,769

Security	Principal (000s)	Value

Florida Water Pollution Control Financing Corp. RB Series A
5.00%, 07/15/19	$175	$198,128
Florida’s Turnpike Enterprise RB Series A
5.00%, 07/01/19	450	508,937
Lee County School Board COP Series B
5.00%, 08/01/19	150	169,302
Leon County School District RB
5.00%, 09/01/19	150	169,939
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/19	120	135,319
5.00%, 07/01/19 (AGM)	50	56,127
Orange County School Board COP Series D
5.00%, 08/01/19	195	220,605
Palm Beach County School District COP
5.00%, 08/01/19	165	185,861
Series C
4.00%, 08/01/19	20	21,832
Series D
5.00%, 08/01/19	25	28,161
Reedy Creek Improvement District GOL Series B
4.00%, 06/01/19	25	27,289
Sarasota County School Board COP Series B
3.00%, 07/01/19	185	194,881
School District of Broward County/FL COP Series A
5.00%, 07/01/19	300	337,641
St. Johns County School Board COP
5.00%, 07/01/19	200	225,094
State of Florida Department of Transportation RB
5.00%, 07/01/19	70	79,039
State of Florida GO
5.00%, 07/01/19	220	249,542

239

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Series A
5.00%, 06/01/19	$435	$492,172
Series B
5.00%, 06/01/19	625	707,143
Series C
5.00%, 06/01/19	110	124,457
Series F
4.00%, 06/01/19	100	109,798
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/19	65	73,393
Series C
5.00%, 07/01/19	160	180,661
Series E
5.00%, 07/01/19	155	175,015
Series F
5.00%, 07/01/19	175	197,598
Volusia County School Board COP
5.00%, 08/01/19	150	169,190

		6,168,741
GEORGIA — 2.41%
County of Carroll GA GO
4.00%, 06/01/19	120	131,376
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/19	25	27,947
Georgia State Road & Tollway Authority RB Series A
5.00%, 06/01/19	300	337,321
Gwinnett County Water & Sewerage Authority RB
5.00%, 08/01/19 (GTD)	60	68,331
Series A
4.00%, 08/01/19 (GTD)	70	77,056
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/19	170	192,452
5.00%, 07/01/19 (NPFGC)	115	130,188
State of Georgia GO
Series C
5.00%, 07/01/19	45	51,076
Series E-1
4.50%, 07/01/19	85	95,021

Security	Principal (000s)	Value

Series E-2
4.00%, 09/01/19	$100	$110,454
Series I
4.00%, 07/01/19	175	192,631
5.00%, 07/01/19	480	544,810

		1,958,663
HAWAII — 2.16%
City & County Honolulu HI Wastewater System Revenue RB Series A
3.50%, 07/01/19	60	64,716
City & County of Honolulu HI GO
Series A
4.00%, 08/01/19	25	27,463
Series B
5.00%, 08/01/19	130	147,502
5.25%, 07/01/19 (AGM)	155	176,798
City & County of Honolulu HI Wastewater System Revenue RB
0.00%, 07/01/19 (NPFGC-FGIC)	30	28,206
Series A
4.00%, 07/01/19	120	131,396
County of Maui HI GO
5.00%, 06/01/19	100	113,179
5.00%, 09/01/19	145	165,283
Honolulu City & County Board of Water Supply RB Series A
5.00%, 07/01/19	150	169,645
State of Hawaii GO
Series DQ
5.00%, 06/01/19	110	124,102
Series DR
4.25%, 06/01/19	175	193,051
5.00%, 06/01/19	190	214,358
Series EH
4.00%, 08/01/19	110	120,837
State of Hawaii State Highway Fund RB Series B
5.25%, 07/01/19 (AGM)	70	79,870

		1,756,406

240

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

IDAHO — 0.07%
Ada & Canyon Counties Joint School District No. 2 Meridian GO
5.00%, 08/15/19 (GTD)	$50	$56,601

		56,601
ILLINOIS — 1.35%
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/19 (NPFGC-FGIC)	100	91,599
Regional Transportation Authority RB
Series A
5.00%, 06/01/19 (AGM)	20	22,312
5.50%, 07/01/19 (NPFGC-FGIC)	50	56,758
Series B
5.50%, 06/01/19 (NPFGC)	25	28,305
State of Illinois GO
0.00%, 08/01/19	20	18,222
5.00%, 08/01/19	340	366,608
Series A
5.00%, 06/01/19	50	53,776
State of Illinois RB
5.00%, 06/15/19	230	257,623
Series A
4.00%, 06/15/19	95	103,218
Series B
5.00%, 06/15/19	90	100,809

		1,099,230
INDIANA — 0.81%
Indiana University RB Series U
5.00%, 08/01/19	110	124,851
Indianapolis Local Public Improvement Bond Bank RB Series K
5.00%, 06/01/19	210	236,231
Purdue University RB
Series A
5.00%, 07/01/19	200	226,194
Series Y
5.00%, 07/01/19	65	73,513

		660,789
IOWA — 1.05%
City of Des Moines IA GO Series A
5.00%, 06/01/19	25	28,080
City of West Des Moines IA GO Series A
4.25%, 06/01/19	160	177,015

Security	Principal (000s)	Value

Iowa Finance Authority RB
5.00%, 08/01/19	$190	$215,987
Iowa State University of Science & Technology RB
4.00%, 07/01/19	120	131,743
State of Iowa RB
5.00%, 06/15/19	100	112,949
Series A
5.00%, 06/01/19	165	186,153

		851,927
KANSAS — 0.56%
State of Kansas Department of Transportation RB
Series A
3.00%, 09/01/19	70	74,808
5.00%, 09/01/19	175	199,568
Series B
5.00%, 09/01/19	160	182,463
		456,839
KENTUCKY — 0.48%
Kentucky Asset Liability Commission RB
First Series
5.25%, 09/01/19 (NPFGC)	125	141,914
Kentucky State Property & Building Commission RB
4.00%, 08/01/19	50	54,228
5.00%, 08/01/19	25	28,084
Series A
5.00%, 08/01/19	25	28,085
Kentucky Turnpike Authority RB Series A
5.00%, 07/01/19	120	135,232

		387,543
LOUISIANA — 0.37%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/19	100	111,354
State of Louisiana GO Series C
5.00%, 07/15/19	150	169,379
State of Louisiana RB
5.00%, 09/01/19	20	22,406

		303,139

241

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

MAINE — 0.48%
State of Maine GO
4.25%, 06/01/19	$255	$281,665
Series B
5.00%, 06/01/19	95	107,316

		388,981
MARYLAND — 4.82%
City of Frederick MD GO
5.00%, 09/01/19	135	153,414
County of Baltimore MD GO
5.00%, 08/01/19	270	307,082
County of Charles MD GO
5.00%, 07/15/19	25	28,351
County of Harford MD GO
4.00%, 07/01/19	25	27,483
Series A
5.00%, 07/01/19	15	17,003
County of Howard MD GO
Series A
5.00%, 08/15/19	55	62,622
Series B
5.00%, 08/15/19	265	301,727
County of Montgomery MD GO
Series A
5.00%, 07/01/19	60	68,079
5.00%, 08/01/19	140	159,228
County of Prince George’s MD GOL Series C
5.00%, 08/01/19	100	113,734
Maryland Economic Development Corp. RB
4.00%, 06/01/19	20	21,889
Maryland State Transportation Authority RB
4.00%, 07/01/19	60	65,828
Series A
5.00%, 07/01/19	160	181,014
State of Maryland Department of Transportation RB
5.00%, 06/01/19	100	113,173
State of Maryland GO
4.00%, 08/01/19	80	88,183
4.50%, 08/01/19	150	167,971

Security	Principal (000s)	Value

Second Series E
5.00%, 08/01/19	$175	$199,034
Series B
4.50%, 08/01/19	340	380,355
5.00%, 08/01/20 (PR 08/01/19)	250	283,657
5.00%, 08/01/21 (PR 08/01/19)	275	312,023
5.00%, 08/01/23 (PR 08/01/19)	325	369,002
5.25%, 08/15/19	250	286,862
Washington Suburban Sanitary Commission GO
5.00%, 06/01/19	190	215,029

		3,922,743
MASSACHUSETTS — 4.66%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
5.00%, 06/15/19	250	283,192
Commonwealth of Massachusetts GOL
Series 9
4.00%, 08/01/19	150	165,056
Series A
5.25%, 08/01/19	265	303,197
Series B
5.00%, 08/01/19	435	493,895
Series D
5.50%, 08/01/19	150	172,933
Commonwealth of Massachusetts RB Series A
5.50%, 06/01/19 (AGM)	115	131,830
Massachusetts Bay Transportation Authority RB
Series A
5.25%, 07/01/19	130	148,571
Series B
5.25%, 07/01/19	220	251,427
Series C
5.25%, 07/01/19	60	68,571
5.50%, 07/01/19	80	92,113
Series D
5.00%, 07/01/19	30	34,028
Massachusetts Clean Water Trust (The) RB
3.00%, 08/01/19	25	26,690

242

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

5.25%, 08/01/19	$300	$343,944
Series 15A
5.00%, 08/01/19	205	233,233
Series A
5.25%, 08/01/19	225	257,958
Massachusetts Development Finance Agency RB Series S
5.00%, 07/01/19	65	73,609
Massachusetts Port Authority RB Series B
5.00%, 07/01/19	10	11,310
Massachusetts School Building Authority RB
Series B
4.00%, 08/15/19	55	60,546
5.00%, 08/15/19	315	357,906
Massachusetts Water Resources Authority RB
Series B
5.00%, 08/01/19 (GOI)	175	198,957
Series J
5.25%, 08/01/19 (AGM)	70	80,196

		3,789,162
MICHIGAN — 0.84%
Michigan Finance Authority RB Series A
5.00%, 07/01/19	485	549,233
Michigan State University RB
4.00%, 08/15/19	125	137,324

		686,557
MINNESOTA — 1.83%
State of Minnesota COP
5.00%, 06/01/19	125	140,756
State of Minnesota GO
5.00%, 08/01/19 (ETM)	5	5,652
5.00%, 08/01/19	185	210,338
Series A
5.00%, 08/01/19	125	142,120
Series C
5.00%, 08/01/19	210	238,762
Series D
5.00%, 08/01/19	235	267,185

Security	Principal (000s)	Value

Series E
4.00%, 08/01/19	$140	$154,269
5.00%, 08/01/19	180	204,653
Series F
4.00%, 08/01/19	65	71,625
State of Minnesota RB Series A
5.00%, 06/01/19	50	56,410

		1,491,770
MISSOURI — 0.25%
City of Springfield MO Public Utility Revenue RB
5.00%, 08/01/19	100	113,388
Missouri State Environmental Improvement & Energy Resources Authority RB
5.25%, 07/01/19	80	91,487

		204,875
MONTANA — 0.07%
Montana Department of Transportation RB
4.00%, 06/01/19	50	54,705

		54,705
NEBRASKA — 0.26%
City of Lincoln NE Water Revenue RB
4.00%, 08/15/19	85	93,475
Nebraska Public Power District RB
5.00%, 07/01/19	105	118,559

		212,034
NEVADA — 0.86%
Clark County School District GOL
Series A
5.00%, 06/15/19	50	56,329
Series B
5.00%, 06/15/19	100	112,659
County of Clark Department of Aviation RB
5.00%, 07/01/19	50	56,273
Series D
4.50%, 07/01/19	125	138,597
County of Clark NV RB
5.00%, 07/01/19	140	157,837

243

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Nevada System of Higher Education RB Series B
4.00%, 07/01/19	$15	$16,457
State of Nevada GOL
5.00%, 06/01/19	30	33,846
5.00%, 08/01/19	15	17,003
Series C
5.00%, 06/01/19	75	84,615
5.00%, 08/01/19	25	28,338

		701,954
NEW HAMPSHIRE — 0.52%
New Hampshire Municipal Bond Bank RB Series A
5.00%, 08/15/19	135	152,977
State of New Hampshire GO Series A
5.00%, 07/01/19	210	238,276
State of New Hampshire RB
5.00%, 09/01/19	30	33,873

		425,126
NEW JERSEY — 2.88%
New Jersey Building Authority RB Series A
5.00%, 06/15/19	150	161,331
New Jersey Economic Development Authority RB
0.00%, 07/01/19 (NPFGC)	55	50,717
4.00%, 06/15/19	50	52,317
5.00%, 06/15/19	365	394,919
5.25%, 09/01/19	100	113,044
Series PP
5.00%, 06/15/19	270	290,396
Series UU
4.00%, 06/15/19	50	52,138
5.00%, 06/15/19	160	172,086
New Jersey Environmental Infrastructure Trust RB
5.25%, 09/01/19	80	92,219
Series C
5.00%, 09/01/19	25	28,594
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/19	100	107,554
Series AA
5.00%, 06/15/19	75	80,665

Security	Principal (000s)	Value

Series B
5.00%, 06/15/19	$100	$107,554
State of New Jersey COP Series A
5.00%, 06/15/19	25	26,889
State of New Jersey GO
5.00%, 08/01/19	135	150,105
Series H
5.25%, 07/01/19	225	251,622
Series L
5.25%, 07/15/19 (AMBAC)	50	55,969
Series N
5.50%, 07/15/19 (NPFGC)	65	73,433
Series Q
5.00%, 08/15/19	75	83,463

		2,345,015
NEW MEXICO — 0.75%
City of Albuquerque NM GO Series A
4.00%, 07/01/19	35	38,387
City of Albuquerque NM RB Series B
5.00%, 07/01/19	35	39,468
New Mexico Finance Authority RB
4.00%, 06/15/19	265	291,208
State of New Mexico Severance Tax Permanent Fund RB Series A
5.00%, 07/01/19	210	237,504

		606,567
NEW YORK — 9.61%
City of New York NY GO
5.00%, 08/01/19	100	113,237
Series 1
5.00%, 08/01/19	465	526,552
Series A
5.00%, 08/01/19	345	390,668
Series B
4.00%, 08/01/19	420	460,912
5.00%, 08/01/19	115	130,223
Series C
4.00%, 08/01/19	120	131,689
5.00%, 08/01/19	265	300,078
Series D
5.00%, 08/01/19	220	249,121
Series E
5.00%, 08/01/19	270	305,740

244

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Series G
5.00%, 08/01/19	$75	$84,928
Series H
5.00%, 08/01/19	155	175,518
Series I
5.00%, 08/01/19	290	328,387
Series I-1
5.00%, 08/01/19	335	379,344
Series J
5.00%, 08/01/19	150	169,855
Series K
5.00%, 08/01/19	220	249,121
County of Orange NY GOL Series B
4.00%, 07/01/19	50	54,461
County of Westchester NY GOL Series B
5.00%, 07/01/19	115	130,655
Long Island Power Authority RB
0.00%, 06/01/19 (AGM)	35	33,164
Monroe County Industrial Development Corp./NY RB Series A
5.00%, 07/01/19	75	84,520
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1A
4.00%, 07/15/19 (SAW)	50	54,861
5.00%, 07/15/19 (SAW)	360	407,445
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1
4.00%, 08/01/19	165	180,951
5.00%, 08/01/19	95	107,682
Series A-3
5.00%, 08/01/19	155	175,741
New York City Water & Sewer System RB Series EE
5.00%, 06/15/19	260	293,951
New York State Dormitory Authority RB
3.00%, 07/01/19	150	158,803
5.00%, 07/01/19	170	191,578
5.00%, 07/01/19 (SAP)	65	73,322
5.50%, 07/01/19 (NPFGC-FGIC)	105	120,235

Security	Principal (000s)	Value

Series A
5.00%, 07/01/19	$255	$288,384
5.00%, 07/01/19 (GOI)	50	56,732
Series D
4.50%, 06/15/19	55	61,312
5.00%, 06/15/19	75	84,875
Series E
5.00%, 08/15/19	300	341,091
New York State Environmental Facilities Corp. RB
5.00%, 06/15/19	345	390,678
Series A
5.00%, 06/15/19	270	305,748
Port Authority of New York & New Jersey RB
5.20%, 09/01/19	10	11,432
Town of Hempstead NY GOL
4.00%, 08/15/19	200	220,016

		7,823,010
NORTH CAROLINA — 2.44%
City of Charlotte NC GO
Series A
5.00%, 07/01/19	110	124,852
Series C
5.00%, 06/01/19	50	56,605
City of Charlotte NC Water & Sewer System Revenue RB
4.00%, 07/01/19	20	22,015
Series B
4.00%, 07/01/19	20	22,015
5.00%, 07/01/19	125	141,878
City of Durham NC GO Series C
5.00%, 07/01/19	115	130,527
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/19	55	62,606
Series A
5.00%, 06/01/19	170	192,090
County of Buncombe NC RB Series A
5.00%, 06/01/19	110	123,905
County of Forsyth NC GO Series E
4.00%, 07/01/19	175	192,631

245

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

County of Mecklenburg NC GO
Series A
4.00%, 08/01/19	$130	$143,346
5.00%, 08/01/19	45	51,197
County of New Hanover NC GO
5.00%, 06/01/19	50	56,605
Series A
4.00%, 08/01/19	50	55,133
5.00%, 08/01/19	25	28,443
North Carolina Turnpike Authority RB
5.00%, 07/01/19	100	112,913
State of North Carolina GO
Series A
5.00%, 06/01/19	300	339,630
Series B
5.00%, 06/01/19	60	67,926
Town of Cary NC GO Series B
4.00%, 06/01/19	60	65,917

		1,990,234
OHIO — 2.34%
City of Columbus OH GO
Series 2012-3
5.25%, 08/15/19	50	57,353
Series A
5.00%, 07/01/19	100	113,428
5.00%, 08/15/19	315	358,536
County of Franklin OH GOL
1.50%, 06/01/19	75	76,324
Miami University/Oxford OH RB
5.00%, 09/01/19	130	147,581
Ohio State Water Development Authority RB Series B
5.00%, 06/01/19	65	73,543
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.25%, 06/01/19	135	153,629
State of Ohio GO
5.00%, 08/01/19	55	62,405
Series A
5.00%, 08/01/19	100	113,500
Series B
5.00%, 08/01/19	240	272,402

Security	Principal (000s)	Value

Series C
5.00%, 08/01/19	$385	$436,833
University of Cincinnati RB Series C
5.00%, 06/01/19	35	39,399

		1,904,933
OKLAHOMA — 0.88%
Grand River Dam Authority RB Series A
4.00%, 06/01/19	235	256,698
Oklahoma Capital Improvement Authority RB
Series A
2.00%, 07/01/19	50	51,367
5.00%, 07/01/19	40	45,106
Series B
5.00%, 07/01/19	100	112,766
Series C
5.00%, 07/01/19	50	56,383
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/19	170	192,389

		714,709
OREGON — 0.91%
Clackamas & Washington Counties School District No. 3 GO Series A
0.00%, 06/15/19 (NPFGC-FGIC)	160	151,861
Metro/OR GO
4.00%, 06/01/19	200	219,584
Series A
5.00%, 06/01/19	20	22,642
Portland Community College District GO
5.00%, 06/15/19	200	226,262
State of Oregon GO Series B
5.00%, 08/01/19	20	22,709
Tri-County Metropolitan Transportation District RB Series A
5.00%, 09/01/19	35	39,828
Washington & Multnomah Counties School District No. 48J Beaverton GO Series B
4.00%, 06/15/19 (GTD)	50	54,857

		737,743

246

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

PENNSYLVANIA — 4.25%
City of Philadelphia PA Water & Wastewater Revenue RB Series A
5.00%, 06/15/19	$100	$112,623
Commonwealth of Pennsylvania GO
5.38%, 07/01/19 (NPFGC)	330	375,500
First Series
5.00%, 06/01/19	65	72,961
5.00%, 07/01/19	195	219,394
5.00%, 08/15/19	150	169,290
Second Series
5.00%, 07/01/19	530	596,303
County of Bucks PA GO
5.00%, 06/01/19	50	56,482
County of Butler PA GO
5.00%, 07/15/19	25	28,333
County of Chester PA GO Series C
5.00%, 07/15/19	30	34,066
Delaware County Authority RB
5.00%, 08/01/19	125	141,499
Pennsylvania Economic Development Financing Authority RB Series A
5.00%, 07/01/19	750	849,330
Pennsylvania Higher Educational Facilities Authority RB
Series A
5.00%, 09/01/19	275	313,324
Series AJ
5.00%, 06/15/19	10	11,179
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/19	170	191,891
Pennsylvania Turnpike Commission RB Series B
5.00%, 06/01/19	125	139,849
School District of Philadelphia (The) GO Series D
5.00%, 09/01/19 (SAW)	135	150,358

		3,462,382

Security	Principal (000s)	Value

RHODE ISLAND — 0.10%
Rhode Island Health & Educational Building Corp. RB
5.00%, 09/01/19	$75	$85,316

		85,316
SOUTH CAROLINA — 0.51%
South Carolina State Ports Authority RB
5.00%, 07/01/19	50	56,055
State of South Carolina GO
Series A
5.00%, 06/01/19	300	339,630
5.00%, 07/01/19 (SAW)	20	22,700

		418,385
TENNESSEE — 1.15%
City of Memphis TN GO Series D
3.63%, 07/01/19	100	108,395
County of Sumner TN GO
5.00%, 06/01/19	40	45,199
Metropolitan Government of Nashville & Davidson County TN GO
Series A
5.00%, 07/01/19	110	124,650
Series D
4.00%, 07/01/19	415	456,060
State of Tennessee GO
Series A
5.00%, 08/01/19	75	85,329
5.00%, 09/01/19	100	114,039

		933,672
TEXAS — 8.09%
Austin Community College District GOL
5.00%, 08/01/19	35	39,712
Austin Independent School District GO Series A
4.00%, 08/01/19 (PSF)	170	186,990
Central Texas Turnpike System RB
0.00%, 08/15/19 (AMBAC)	25	23,755
Series A
0.00%, 08/15/19 (AMBAC)	35	32,972
City of Austin TX GOL
5.00%, 09/01/19	165	188,080
Series A
5.00%, 09/01/19	135	153,884

247

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/19	$40	$45,049
City of El Paso TX GOL
5.00%, 08/15/19	50	56,677
City of Houston TX Airport System Revenue RB Series B
5.00%, 07/01/19	50	56,073
City of Irving TX Waterworks & Sewer System Revenue RB
5.00%, 08/15/19	20	22,678
City of San Antonio TX GOL Series A
5.00%, 08/01/19	95	107,826
County of Bexar TX GOL
5.00%, 06/15/19	185	208,955
Series A
4.50%, 06/15/19	20	22,252
County of Harris TX GO Series C
5.25%, 08/15/19 (AGM)	25	28,626
County of Harris TX RB Series C
5.00%, 08/15/19	290	329,501
County of Tarrant TX GOL
5.00%, 07/15/19	80	90,573
Dallas Independent School District GO
5.00%, 08/15/19 (PSF)	220	250,320
Denton Independent School District GO
4.00%, 08/15/19 (PSF)	60	66,055
5.00%, 08/15/19 (PSF)	125	142,036
Eanes Independent School District GO
4.00%, 08/01/19 (PSF)	60	65,996
Fort Bend Independent School District GO
5.00%, 08/15/19 (PSF)	50	56,815
Frisco Independent School District GO Series B
5.00%, 08/15/19 (PSF)	170	193,169
Grapevine-Colleyville Independent School District GO
Series A
4.00%, 08/15/19	165	181,390
5.00%, 08/15/19 (PSF)	25	28,407

Security	Principal (000s)	Value

Keller Independent School District/TX GO
0.00%, 08/15/19 (PSF)	$50	$47,670
Klein Independent School District GO Series A
4.00%, 08/01/19 (PSF)	150	164,991
Leander Independent School District GO
4.00%, 08/15/19 (PSF)	270	297,249
Series D
0.00%, 08/15/19 (PSF)	25	23,835
Lewisville Independent School District GO
Series A
4.00%, 08/15/19 (PSF)	140	154,129
5.00%, 08/15/19 (PSF)	135	153,399
Mesquite Independent School District GO
Series B
4.00%, 08/15/19 (PSF)	145	159,633
5.00%, 08/15/19 (PSF)	10	11,363
North East Independent School District/TX GO Series A
5.00%, 08/01/19 (PSF)	210	238,340
North Texas Municipal Water District RB
5.00%, 06/01/19	190	214,305
5.00%, 09/01/19	290	329,733
Northside Independent School District GO
5.00%, 08/15/19 (PSF)	205	232,940
Permanent University Fund RB
5.00%, 07/01/19	135	153,078
Series A
5.00%, 07/01/19	75	85,043
Round Rock Independent School District GO
5.00%, 08/01/19 (PSF)	100	113,495
Series A
5.00%, 08/01/19	30	34,049
State of Texas GO
5.00%, 08/01/19	100	113,501
Series B
5.00%, 08/01/19	210	238,352

248

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Series C
5.00%, 08/01/19	$40	$45,400
Tarrant Regional Water District RB
5.00%, 09/01/19	150	170,924
6.00%, 09/01/19	100	117,256
Texas Water Development Board RB
4.00%, 07/15/19	115	126,392
University of Texas System (The) RB
Series A
4.00%, 08/15/19	65	71,682
5.00%, 08/15/19	180	204,878
Series B
4.00%, 08/15/19	125	137,850
5.00%, 08/15/19	320	364,227

		6,581,505
UTAH — 1.09%
Intermountain Power Agency RB Series A
5.00%, 07/01/19	145	163,618
Metropolitan Water District of Salt Lake & Sandy RB Series A
5.00%, 07/01/19	110	124,325
State of Utah GO
5.00%, 07/01/19	100	113,502
Series A
5.00%, 07/01/19	160	181,603
Series C
5.00%, 07/01/19	115	130,527
University of Utah RB Series A
5.00%, 08/01/19	150	170,195

		883,770
VIRGINIA — 2.99%
City of Alexandria VA GO Series A
4.50%, 06/15/19 (SAW)	50	55,827
City of Richmond VA GO Series C
4.00%, 07/15/19 (SAW)	25	27,467
Commonwealth of Virginia GO
Series A
5.00%, 06/01/19	300	339,630
Series B
5.00%, 06/01/19	40	45,284
Series D
5.00%, 06/01/19	100	113,210

Security	Principal (000s)	Value

County of Arlington VA GO
Series A
5.00%, 08/01/19	$25	$28,443
Series C
4.00%, 08/15/19	75	82,766
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/19	120	136,355
Virginia Beach Development Authority RB Series B
5.00%, 07/15/19	100	113,030
Virginia College Building Authority RB
5.00%, 09/01/19	170	193,122
Virginia Public Building Authority RB
Series 2013A
5.00%, 08/01/19	105	119,018
Series A
5.00%, 08/01/19	90	102,015
Series B
4.00%, 08/01/19	50	54,926
Series D
5.00%, 08/01/19	25	28,338
Virginia Public School Authority RB
Series A
5.00%, 08/01/19 (SAW)	70	79,345
Series B
4.00%, 08/01/19 (SAW)	45	49,433
Series C
4.00%, 08/01/19 (SAW)	295	324,063
5.00%, 08/01/19 (SAW)	325	368,387
Washington Suburban Sanitary Commission GO
5.00%, 06/01/19	150	169,760

		2,430,419
WASHINGTON — 5.02%
City of Seattle WA GOL Series B
5.00%, 08/01/19	195	221,695
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 07/01/19	190	214,814
Series A
5.00%, 06/01/19	90	101,506

249

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

City of Seattle WA Water System Revenue RB Series B
4.50%, 08/01/19	$75	$83,812
County of King WA GOL Series B
5.00%, 06/01/19	60	67,886
County of King WA Sewer Revenue RB Series B
4.00%, 07/01/19	125	137,096
Energy Northwest RB Series A
5.00%, 07/01/19	560	633,343
Port of Seattle WA RB
5.00%, 06/01/19	100	112,319
Series A
5.25%, 07/01/19 (NPFGC)	45	51,046
State of Washington COP
4.00%, 07/01/19	75	81,692
State of Washington GO
5.00%, 07/01/19	795	899,996
Series 2010B
5.00%, 08/01/19	95	107,790
Series 2010C
5.00%, 08/01/19	35	39,712
Series A
5.00%, 08/01/19	195	221,253
Series D
5.00%, 07/01/19	65	73,585
Series R
5.00%, 07/01/19	250	283,017
Series R-2015-C
5.00%, 07/01/19	230	260,376
State of Washington RB
5.00%, 09/01/19	300	338,496
Washington County School District No. 1 West Union GO
4.00%, 06/15/19 (GTD)	145	158,932

		4,088,366
WISCONSIN — 1.05%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/19	75	84,696

Security	Principal (000s)	Value

Series 2
5.00%, 06/01/19	$200	$225,856
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/19	60	67,946
Series I
5.00%, 07/01/19 (NPFGC)	385	435,990
WPPI Energy RB
5.00%, 07/01/19	35	39,468

		853,956

TOTAL MUNICIPAL BONDS & NOTES (Cost: $79,922,808)		80,207,087

250

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	$44	$43,809

		43,809

TOTAL SHORT-TERM INVESTMENTS (Cost: $43,809)		43,809

TOTAL INVESTMENTS IN SECURITIES — 98.60% (Cost: $79,966,617)		80,250,896
Other Assets, Less Liabilities —1.40%		1,141,479

NET ASSETS — 100.00%		$81,392,375

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

ST — Special Tax

SAW — State Aid Withholding

SAP — Subject to Appropriations

Insured by:

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

NPFGC — National Public Finance Guarantee Corp.

NPFGC-FGIC — National Public Finance Guarantee Corp. — Financial Guaranty Insurance Co.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

251

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.48%

ALABAMA — 1.52%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20	$290	$337,121
Alabama Public School & College Authority RB Series C
5.00%, 09/01/20	110	127,862
Auburn University RB
5.00%, 06/01/20	20	23,142
City of Huntsville AL GO
4.00%, 09/01/20	30	33,641
Series A
4.00%, 09/01/20	50	56,141
State of Alabama GO Series A
5.00%, 08/01/20	325	379,278
University of Alabama (The) RB Series A
5.00%, 07/01/20	45	52,223

		1,009,408
ALASKA — 0.43%
Alaska Municipal Bond Bank Authority RB Series THREE
5.00%, 09/01/20 (MO)	25	29,129
Municipality of Anchorage AK GO Series B
5.00%, 09/01/20 (NPFGC)	95	110,816
State of Alaska GO
Series A
4.00%, 08/01/20	70	78,615
Series B
5.00%, 08/01/20	60	70,050

		288,610
ARIZONA — 3.33%
Arizona Transportation Board RB
4.00%, 07/01/20	25	27,878
City of Flagstaff AZ GOL
5.00%, 07/01/20	15	17,322
City of Phoenix AZ GO
4.00%, 07/01/20	205	229,356

Security	Principal (000s)	Value

City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/20	$385	$446,597
5.25%, 07/01/20 (NPFGC)	35	41,066
Series A
3.50%, 07/01/20	85	92,545
5.00%, 07/01/20	100	115,388
Series B
5.00%, 07/01/20	220	255,730
City of Tempe AZ GO Series C
5.00%, 07/01/20	10	11,624
City of Tempe AZ GOL
Series B
4.00%, 07/01/20	60	67,129
5.00%, 07/01/20	70	81,369
City of Tucson AZ GOL Series A
4.00%, 07/01/20	45	50,221
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/20	45	52,137
Series A
5.00%, 07/01/20	70	81,103
Maricopa County Community College District GO Series D
4.00%, 07/01/20	40	44,752
Maricopa County High School District No. 210-Phoenix GO
5.25%, 07/01/20 (AGM)	75	87,712
Maricopa County Unified School District No. 48 Scottsdale GO
5.00%, 07/01/20	170	197,530
State of Arizona COP
5.00%, 09/01/20	100	115,536
State of Arizona Lottery Revenue RB Series A
5.00%, 07/01/20 (AGM)	25	28,765
Yavapai County Community College District GOL
3.00%, 07/01/20	150	160,534

		2,204,294
CALIFORNIA — 13.98%
Acalanes Union High School District GO
4.00%, 08/01/20	30	33,829

252

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

California Educational Facilities Authority RB
5.25%, 09/01/20 (AMBAC)	$20	$23,652
California State Public Works Board RB
5.00%, 06/01/20	115	133,062
Series A
5.00%, 09/01/20	335	390,335
Chaffey Community College District GO Series A
5.00%, 06/01/20	50	58,136
City & County of San Francisco CA GO Series R1
5.00%, 06/15/20	290	337,943
City of Los Angeles CA GO
Series A
5.00%, 09/01/20	25	29,332
Series B
5.00%, 09/01/20	265	310,914
City of Los Angeles CA Wastewater System Revenue RB Series A
5.00%, 06/01/20	205	238,506
City of Pasadena CA Electric Revenue RB Series A
4.00%, 06/01/20	40	44,738
City of Santa Clara CA Electric Revenue RB Series A
5.00%, 07/01/20	25	28,995
Clovis Unified School District GO Series A
0.00%, 08/01/20 (NPFGC-FGIC)	100	93,270
Coast Community College District GO
0.00%, 08/01/20 (NPFGC)	125	115,427
Series A
5.00%, 08/01/20	60	70,067
Contra Costa Community College District GO
5.00%, 08/01/20	50	58,438
Corona-Norco Unified School District GO Series C
0.00%, 08/01/20 (AGM)	40	36,987

Security	Principal (000s)	Value

East Bay Municipal Utility District Wastewater System Revenue RB Series A
5.00%, 06/01/20	$20	$23,320
East Bay Municipal Utility District Water System Revenue RB
Series B
4.00%, 06/01/20	130	145,994
5.00%, 06/01/20	195	227,368
East Side Union High School District GO
4.00%, 08/01/20	40	44,744
El Camino Community College District GO
5.00%, 08/01/20	50	58,268
Foothill-De Anza Community College District GO
5.25%, 08/01/20 (NPFGC-FGIC)	75	88,858
Fremont Unified School District/Alameda County CA GO Series B
5.00%, 08/01/20	20	23,288
Huntington Beach Union High School District GO
5.00%, 08/01/20	90	105,188
Long Beach Community College District GO Series B
4.00%, 08/01/20	25	28,024
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/20	150	175,314
Series F
5.00%, 08/01/20	205	239,596
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/20	405	473,291
Series B
5.00%, 06/01/20	110	128,259
5.00%, 07/01/20	120	140,234
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/20	70	81,284
Los Angeles Department of Water & Power RB
Series A
4.00%, 07/01/20	50	56,011
5.00%, 07/01/20	265	309,175

253

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Series B
5.00%, 07/01/20	$10	$11,667
Los Angeles Department of Water RB
Series A
5.00%, 07/01/20	195	227,881
Series B
5.00%, 07/01/20	25	29,216
Los Angeles Unified School District/CA GO Series A-1
5.00%, 07/01/20	40	46,649
Los Gatos Union School District/CA GO
4.00%, 08/01/20	45	50,701
Los Rios Community College District GO
5.00%, 08/01/20	50	58,268
Marin Community College District GO
4.00%, 08/01/20	70	78,701
Metropolitan Water District of Southern California RB
Series A
5.00%, 07/01/20	40	46,745
Series C
5.00%, 07/01/20	20	23,372
Series G
5.00%, 07/01/20	165	192,822
Mount Diablo Unified School District/CA GO Series B
5.00%, 07/01/20	25	29,001
Orange County Transportation Authority RB
5.00%, 08/15/20	35	40,909
Poway Unified School District GO
5.00%, 08/01/20	50	58,438
Roseville Joint Union High School District GO
4.00%, 08/01/20	100	111,860
Sacramento Municipal Utility District RB
Series B
5.00%, 08/15/20	75	87,745
Series X
5.00%, 08/15/20	195	228,138

Security	Principal (000s)	Value

Series Y
5.00%, 08/15/20	$20	$23,399
San Diego Community College District GO
5.00%, 08/01/20	75	87,839
San Diego Public Facilities Financing Authority RB Series A
5.00%, 09/01/20	50	58,275
San Diego Unified School District/CA GO Series R-3
5.00%, 07/01/20	80	93,183
San Francisco Bay Area Rapid Transit District GO Series C
5.00%, 08/01/20	110	128,831
San Francisco Bay Area Rapid Transit District RB Series A
4.00%, 07/01/20	45	50,535
San Francisco Unified School District GO Series E
5.00%, 06/15/20	195	227,237
San Jose Financing Authority RB Series A
5.00%, 06/01/20	100	115,644
San Mateo County Community College District GO
4.00%, 09/01/20	70	78,992
Series B
0.00%, 09/01/20 (NPFGC)	100	93,899
San Mateo Union High School District GO Series A
5.00%, 09/01/20	20	23,425
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/20	220	247,870
Santa Monica Community College District GO
5.00%, 08/01/20	125	146,095
Sonoma County Junior College District GO
4.00%, 08/01/20	110	123,673
South Orange County Public Financing Authority ST Series A
5.00%, 08/15/20	50	56,995

254

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Southern California Public Power Authority RB
4.00%, 07/01/20	$135	$151,165
5.00%, 07/01/20	70	81,636
Series A
5.00%, 07/01/20	125	145,480
State of California GO
4.00%, 09/01/20	235	263,975
5.00%, 09/01/20	465	543,339
Series B
5.00%, 09/01/20	525	613,447
Tamalpais Union High School District GO
5.00%, 08/01/20	30	35,136
Ventura County Community College District GO
4.00%, 08/01/20	50	56,215
5.00%, 08/01/20	25	29,219
William S Hart Union High School District GO
4.00%, 09/01/20	100	112,072

		9,261,536
COLORADO — 0.73%
E-470 Public Highway Authority RB
Series A
5.00%, 09/01/20	100	115,049
Series B
0.00%, 09/01/20	50	45,397
University of Colorado RB
Series A
5.00%, 06/01/20	125	145,455
Series B
5.00%, 06/01/20	155	180,364

		486,265
CONNECTICUT — 1.60%
State of Connecticut Clean Water Fund - State Revolving Fund RB Series B
5.00%, 07/01/20	100	116,479
State of Connecticut GO
5.00%, 06/15/20	155	178,546
Series B
5.25%, 06/01/20	200	232,290

Security	Principal (000s)	Value

Series C
5.00%, 06/01/20	$50	$57,540
Series E
5.00%, 09/01/20	200	231,560
State of Connecticut Special Tax Revenue ST
5.00%, 09/01/20	150	174,504
Series A
5.00%, 09/01/20	50	58,168
Town of Darien CT GO
4.00%, 08/01/20	10	11,240

		1,060,327
DELAWARE — 0.85%
County of New Castle DE GO Series A
5.00%, 07/15/20	125	146,015
Delaware Transportation Authority RB
5.00%, 07/01/20	70	81,569
5.00%, 09/01/20	60	69,713
State of Delaware GO
5.00%, 07/01/20	85	99,190
Series A
4.00%, 08/01/20	150	168,746

		565,233
DISTRICT OF COLUMBIA — 0.40%
District of Columbia GO
5.25%, 06/01/20 (AGM-CR, SGI)	140	163,884
Series A
5.00%, 06/01/20	45	52,195
Series B
5.25%, 06/01/20(SGI)	40	46,824

		262,903
FLORIDA — 8.29%
Central Florida Expressway Authority RB
5.00%, 07/01/20	30	34,652
Series B
5.00%, 07/01/20	55	63,528
County of Hillsborough FL RB
5.00%, 08/01/20	90	104,403
County of Miami-Dade FL GO
4.00%, 07/01/20	45	49,847

255

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

County of Miami-Dade FL Transit System RB
5.00%, 07/01/20	$185	$213,381
County of Palm Beach FL GO
5.00%, 07/01/20	60	69,959
5.00%, 08/01/20	200	233,694
County of Palm Beach FL RB
4.00%, 06/01/20	65	72,314
5.00%, 06/01/20	140	162,124
Florida Department of Environmental Protection RB
5.00%, 07/01/20	285	330,070
Series B
5.00%, 07/01/20	75	86,860
Florida Water Pollution Control Financing Corp. RB Series A
5.00%, 07/15/20	250	290,172
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/20	100	116,051
Series B
5.00%, 07/01/20	235	272,720
Leon County School District RB
5.00%, 09/01/20	140	162,320
Miami-Dade County Expressway Authority RB Series A
5.00%, 07/01/20	210	242,365
Orange County School Board COP Series D
5.00%, 08/01/20	250	289,125
Palm Beach County School District COP
Series A
5.00%, 08/01/20	125	144,032
Series C
5.00%, 08/01/20	175	201,645
Pasco County School Board COP
5.00%, 08/01/20	75	86,276
Reedy Creek Improvement District GOL Series A
5.00%, 06/01/20	125	143,950

Security	Principal (000s)	Value

School District of Broward County/FL COP Series B
5.00%, 07/01/20	$330	$380,081
Seminole County School Board COP Series A
5.00%, 07/01/20	50	57,342
St. Johns County School Board COP
5.00%, 07/01/20	20	22,993
State of Florida Department of Transportation RB
5.00%, 07/01/20	60	69,460
State of Florida GO
5.00%, 07/01/20	175	203,838
Series A
5.00%, 06/01/20	455	528,819
Series B
5.00%, 06/01/20	50	58,112
Series C
5.00%, 06/01/20	75	87,168
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/20	195	225,744
Series E
5.00%, 07/01/20	350	405,181
Series F
5.00%, 07/01/20	75	86,825

		5,495,051
GEORGIA — 1.28%
Metropolitan Atlanta Rapid Transit Authority RB Series A
5.00%, 07/01/20 (NPFGC)	20	23,239
State of Georgia GO
Series E-2
5.00%, 09/01/20	70	81,966
Series I
5.00%, 07/01/20	635	740,403

		845,608
HAWAII — 1.47%
City & County of Honolulu HI GO Series A
4.00%, 08/01/20	100	111,766
City & County of Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/20	130	150,496

256

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

County of Maui HI GO
5.00%, 09/01/20	$200	$234,154
State of Hawaii GO
Series EH
5.00%, 08/01/20	235	273,288
Series EP
5.00%, 08/01/20	175	203,513

		973,217
ILLINOIS — 1.84%
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/20 (NPFGC)	20	17,607
0.00%, 06/15/20 (NPFGC-FGIC)	100	88,034
Regional Transportation Authority RB
Series A
5.50%, 07/01/20 (NPFGC)	40	46,389
6.00%, 07/01/20 (NPFGC)	60	70,818
State of Illinois GO
0.00%, 08/01/20	25	22,139
4.00%, 09/01/20	175	183,729
5.00%, 07/01/20	225	245,495
5.00%, 08/01/20	30	32,766
5.00%, 08/01/20 (AGM)	50	55,633
State of Illinois RB
4.00%, 06/15/20	100	110,062
5.00%, 06/15/20	305	348,740

		1,221,412
INDIANA — 0.82%
Indiana Finance Authority RB
5.25%, 07/01/20	85	98,761
Indiana University RB Series U
5.00%, 08/01/20	50	58,243
Indianapolis Local Public Improvement Bond Bank RB
Series D
5.00%, 06/01/20	50	57,192
Series K
5.00%, 06/01/20	190	217,839
Purdue University RB
5.00%, 07/01/20	65	75,433
Series AA
4.00%, 07/01/20	30	33,508

		540,976

Security	Principal (000s)	Value

IOWA — 0.94%
City of Des Moines IA GO Series A
5.00%, 06/01/20	$160	$185,285
Iowa Finance Authority RB
5.00%, 08/01/20	100	116,556
Series A
5.00%, 08/01/20	165	192,317
State of Iowa RB
5.00%, 06/15/20	110	127,201

		621,359
KANSAS — 1.09%
City of Wichita KS GO Series 811
5.00%, 06/01/20	105	121,593
Johnson County Unified School District No. 232 De Soto GO Series A
5.00%, 09/01/20	150	174,357
State of Kansas Department of Transportation RB
Series A
3.13%, 09/01/20	10	10,829
Series B
5.00%, 09/01/20	200	233,990
Series C
5.00%, 09/01/20	155	181,342

		722,111
KENTUCKY — 0.39%
Kentucky State Property & Building Commission RB
4.00%, 08/01/20	60	66,083
5.00%, 08/01/20	55	62,991
5.50%, 08/01/20 (AMBAC)	10	11,673
Kentucky Turnpike Authority RB Series A
5.00%, 07/01/20	100	115,388

		256,135
LOUISIANA — 0.83%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/20	105	119,459
St. Tammany Parish Sales Tax District No. 3 GO
4.00%, 06/01/20	65	71,936

257

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

State of Louisiana GO
Series A
5.00%, 08/01/20	$125	$144,702
Series C
4.00%, 07/15/20	60	66,532
5.00%, 08/01/20	50	57,881
State of Louisiana RB Series A
5.00%, 06/15/20	80	92,660

		553,170
MAINE — 0.26%
Maine Turnpike Authority RB
5.00%, 07/01/20	100	116,051
State of Maine GO Series B
4.00%, 06/01/20	50	55,854

		171,905
MARYLAND — 3.79%
City of Baltimore MD RB
5.00%, 07/01/20	75	86,896
County of Baltimore MD GO
5.00%, 08/01/20	345	402,957
County of Frederick MD GO
4.00%, 08/01/20	25	28,017
County of Montgomery MD GO
Series A
5.00%, 07/01/20	125	145,689
5.00%, 08/01/20	150	175,198
Maryland State Transportation Authority RB Series A
5.00%, 07/01/20	90	104,275
State of Maryland Department of Transportation RB
5.00%, 06/01/20	95	110,483
State of Maryland GO
4.50%, 08/01/20	440	503,501
5.00%, 08/01/20	220	256,958
Series A
5.00%, 08/01/20	110	128,479
Series B
5.00%, 08/01/20	150	175,198
Washington Suburban Sanitary Commission GO
5.00%, 06/01/20	250	290,745

Security	Principal (000s)	Value

Series A
4.00%, 06/01/20	$90	$100,685

		2,509,081
MASSACHUSETTS — 4.86%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
5.00%, 06/15/20	100	116,343
Series A
5.00%, 06/15/20	40	46,537
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/20	150	176,455
Series B
3.00%, 08/01/20	100	107,651
5.00%, 08/01/20	100	116,527
5.25%, 08/01/20	145	170,574
5.25%, 09/01/20 (AGM)	70	82,560
Series D
5.50%, 08/01/20	20	23,749
Series E
5.00%, 09/01/20	445	519,822
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/20	70	81,602
5.25%, 07/01/20	200	235,142
Series B
5.25%, 07/01/20	250	293,928
Series C
5.00%, 07/01/20	15	17,472
5.50%, 07/01/20	55	65,264
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/20	385	449,764
5.25%, 08/01/20	90	106,075
Massachusetts Port Authority RB Series C
5.00%, 07/01/20	45	52,223
Massachusetts School Building Authority RB
Series B
4.00%, 08/15/20	100	112,129
5.00%, 08/15/20	145	169,073

258

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Massachusetts Water Resources Authority RB
Series A
4.00%, 08/01/20 (GOI)	$35	$39,244
Series J
5.50%, 08/01/20 (AGM)	200	237,902

		3,220,036
MICHIGAN — 0.30%
Michigan State University RB Series A
5.00%, 08/15/20	170	197,723

		197,723
MINNESOTA — 2.26%
Metropolitan Council GO
Series D
5.00%, 09/01/20	75	87,746
Series E
5.00%, 09/01/20	75	87,746
State of Minnesota GO
5.00%, 08/01/20 (ETM)	5	5,797
5.00%, 08/01/20	290	338,294
Series A
5.00%, 08/01/20	125	145,840
Series B
4.00%, 08/01/20	150	168,105
5.00%, 08/01/20	445	519,106
Series D
5.00%, 08/01/20	25	29,163
State of Minnesota RB Series A
5.00%, 06/01/20	100	115,803

		1,497,600
MISSOURI — 0.30%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/20	170	198,137

		198,137
MONTANA — 0.21%
Montana Department of Transportation RB
3.00%, 06/01/20	20	21,337

Security	Principal (000s)	Value

State of Montana GO
5.00%, 08/01/20	$100	$116,847
		138,184
NEBRASKA — 0.66%
City of Lincoln NE Electric System Revenue RB Series A
5.00%, 09/01/20	105	122,412
Nebraska Public Power District RB
5.00%, 07/01/20	250	289,060
University of Nebraska RB
5.00%, 07/01/20	25	28,954

		440,426
NEVADA — 0.97%
Clark County School District GOL Series B
5.00%, 06/15/20	125	144,147
County of Clark Department of Aviation RB
5.00%, 07/01/20	45	51,776
State of Nevada GOL
5.00%, 06/01/20	85	98,433
5.00%, 08/01/20	160	186,069
Series C
5.00%, 06/01/20	130	150,544
Washoe County School District/NV GOL Series F
5.00%, 06/01/20	10	11,502

		642,471
NEW HAMPSHIRE — 0.54%
New Hampshire Health and Education Facilities Authority Act RB
5.00%, 07/01/20	70	80,573
New Hampshire Municipal Bond Bank RB Series B
5.00%, 08/15/20	40	46,465
State of New Hampshire GO Series A
3.50%, 07/01/20	140	153,678
State of New Hampshire RB
5.00%, 09/01/20	65	74,950

		355,666

259

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

NEW JERSEY — 3.16%
New Jersey Building Authority RB Series A
3.00%, 06/15/20	$25	$25,141
New Jersey Economic Development Authority RB
5.00%, 06/15/20	350	381,109
5.00%, 09/01/20	315	360,422
Series EE
4.50%, 09/01/20	65	69,535
New Jersey Educational Facilities Authority RB
5.00%, 09/01/20	30	32,744
Series A
5.00%, 07/01/20	25	29,150
New Jersey Transportation Trust Fund Authority RB
Series A
4.00%, 06/15/20	75	78,538
5.00%, 06/15/20	175	190,524
5.00%, 06/15/20 (SAP)	40	43,548
Series AA
5.00%, 06/15/20	240	261,290
5.00%, 06/15/20 (SAP)	25	27,218
Series B
5.00%, 06/15/20	75	81,653
State of New Jersey GO
5.00%, 06/01/20	40	45,120
Series Q
4.00%, 08/15/20	75	81,298
5.00%, 08/15/20	340	385,060

		2,092,350
NEW MEXICO — 0.84%
New Mexico Finance Authority RB
4.00%, 06/15/20	75	83,895
Series B
5.00%, 06/15/20	210	243,978
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/20	175	203,089
Series B
4.00%, 07/01/20	25	27,878

		558,840

Security	Principal (000s)	Value

NEW YORK — 10.19%
City of New York NY GO
Series A
5.00%, 08/01/20	$270	$313,524
Series B
3.00%, 08/01/20	180	193,072
4.00%, 08/01/20	200	223,382
5.00%, 08/01/20	545	632,854
Series C
3.00%, 08/01/20	25	26,816
Series E
4.00%, 08/01/20	70	78,184
Series F
4.00%, 08/01/20	95	106,106
Series G
5.00%, 08/01/20	185	214,822
Series H-2
5.00%, 06/01/20	165	190,813
Series I
5.00%, 08/01/20	70	81,284
Series I-1
5.00%, 08/01/20	135	156,762
Series J
5.00%, 08/01/20	840	975,408
County of Orange NY GOL Series B
4.00%, 07/01/20	35	38,649
Long Island Power Authority RB
0.00%, 06/01/20 (AGM)	100	93,023
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/20 (SAW)	220	244,818
5.00%, 07/15/20 (SAW)	185	213,973
Series S-1A
5.00%, 07/15/20 (SAW)	65	75,180
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/20	145	168,584
Series A-1
5.00%, 08/01/20	165	191,837
New York City Water & Sewer System RB
Series D
0.00%, 06/15/20	220	204,387

260

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Series EE
4.00%, 06/15/20	$25	$27,839
Series FF
5.00%, 06/15/20	120	139,134
Series GG
4.00%, 06/15/20	110	122,489
5.00%, 06/15/20	85	98,553
New York State Dormitory Authority RB
4.13%, 07/01/20	130	144,977
5.00%, 07/01/20	130	150,036
5.00%, 07/01/20 (SAP)	215	248,136
Series A
5.00%, 07/01/20	320	370,572
New York State Environmental Facilities Corp. RB
4.00%, 06/15/20	75	83,895
5.00%, 06/15/20	285	331,383
Series A
3.50%, 06/15/20	110	120,670
5.00%, 06/15/20	115	133,716
Series B
5.00%, 08/15/20	120	140,120
Port Authority of New York & New Jersey RB Series 180
5.00%, 06/01/20	140	162,478
Suffolk County Water Authority RB
5.00%, 06/01/20	20	23,194
Town of Hempstead NY GOL
5.00%, 08/15/20	25	29,082

		6,749,752
NORTH CAROLINA — 2.01%
City of Charlotte NC Airport Revenue RB Series A
5.00%, 07/01/20	100	115,105
City of Charlotte NC GO Series A
5.00%, 07/01/20	355	413,926
City of Charlotte NC Water & Sewer System Revenue RB Series B
5.00%, 07/01/20	35	40,810
City of Winston-Salem NC GO Series 2010B
4.00%, 06/01/20	50	55,982

Security	Principal (000s)	Value

County of Buncombe NC RB Series A
5.00%, 06/01/20	$50	$57,762
County of Forsyth NC GO Series E
4.00%, 07/01/20	145	162,735
County of New Hanover NC GO Series A
5.00%, 06/01/20	25	29,086
County of Wake NC GO
5.00%, 09/01/20	80	93,675
State of North Carolina GO Series 2013D
4.00%, 06/01/20	325	364,179

		1,333,260
OHIO — 3.12%
City of Columbus OH GO
Series 1
4.00%, 07/01/20	50	56,069
5.00%, 07/01/20	90	104,853
Series A
5.00%, 07/01/20	100	116,503
City of Columbus OH GOL
4.00%, 08/15/20	100	112,194
5.00%, 08/15/20	50	58,334
Cleveland State University RB
5.00%, 06/01/20	75	86,266
Miami University/Oxford OH RB
5.00%, 09/01/20	100	116,221
Ohio State University (The) RB
Series A
4.00%, 06/01/20	50	55,717
5.00%, 06/01/20	100	115,803
Ohio State Water Development Authority RB
5.00%, 06/01/20	130	150,787
Series A
5.00%, 06/01/20	100	115,990
State of Ohio GO
5.00%, 08/01/20	40	46,575
Series A
5.00%, 09/01/20	200	233,362
Series B
4.00%, 08/01/20	180	201,604

261

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

5.00%, 08/01/20	$230	$267,807
Series C
5.00%, 08/01/20	150	174,657
University of Cincinnati RB Series A
5.00%, 06/01/20	50	57,716

		2,070,458
OKLAHOMA — 0.71%
Grand River Dam Authority RB
Series A
4.00%, 06/01/20	25	27,790
5.00%, 06/01/20	120	138,517
Oklahoma Capital Improvement Authority RB
3.00%, 07/01/20	100	106,347
Series A
5.00%, 07/01/20	150	173,366
Tulsa County Industrial Authority RB
4.00%, 09/01/20	20	22,219

		468,239
OREGON — 1.51%
City of Portland OR Sewer System Revenue RB Series A
5.00%, 08/01/20	30	34,874
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/20 (GTD)	100	116,107
Deschutes County Administrative School District No. 1 Bend-La Pine GO
5.00%, 06/15/20 (GTD)	55	63,885
Metro/OR GO
5.00%, 06/01/20	45	52,355
Series A
5.00%, 06/01/20	160	186,152
Portland Community College District GO
5.00%, 06/15/20	170	197,462
State of Oregon GO
Series A
4.00%, 08/01/20	170	190,840
Series N
5.00%, 08/01/20	35	40,845

Security	Principal (000s)	Value

Washington Clackamas & Yamhill Counties School District No. 88J GO
5.00%, 06/15/20 (GTD)	$100	$116,107

		998,627
PENNSYLVANIA — 2.09%
City of Philadelphia PA GO Series A
5.00%, 07/15/20	110	125,554
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/20	225	258,572
5.00%, 07/01/20	25	28,788
Second Series
5.00%, 07/01/20	260	299,395
Series T
5.00%, 07/01/20	170	195,758
County of Butler PA GO
5.00%, 07/15/20	70	81,452
Delaware County Authority RB
5.00%, 08/01/20	100	115,898
Pennsylvania Higher Educational Facilities Authority RB Series AL
5.00%, 06/15/20	50	57,041
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/20	80	92,660
Pittsburgh Water & Sewer Authority RB Series A
5.00%, 09/01/20 (AGM)	25	28,986
School District of Philadelphia (The) GO Series D
5.00%, 09/01/20(SAW)	90	101,855

		1,385,959
RHODE ISLAND — 0.23%
State of Rhode Island GO
5.00%, 08/01/20	130	150,491

		150,491
SOUTH CAROLINA — 0.17%
State of South Carolina GO Series A
5.00%, 06/01/20	100	116,345

		116,345

262

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

TENNESSEE — 1.29%
County of Sumner TN GO
5.00%, 06/01/20	$70	$81,226
Metropolitan Government of Nashville & Davidson County TN GO
Series A
4.00%, 07/01/20	185	206,808
5.00%, 07/01/20	135	157,053
Series D
5.00%, 07/01/20	100	116,336
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/20	165	191,014
Series A
4.00%, 07/01/20	50	55,616
State of Tennessee GO Series A
5.00%, 09/01/20	40	46,838

		854,891
TEXAS — 7.46%
Austin Community College District GOL
5.00%, 08/01/20	15	17,466
Austin Independent School District GO
Series A
4.50%, 08/01/20 (PSF)	65	74,272
5.00%, 08/01/20 (PSF)	25	29,121
Series B
5.00%, 08/01/20	75	87,362
Central Texas Turnpike System RB
0.00%, 08/15/20 (AMBAC)	15	14,020
Series A
0.00%, 08/15/20 (AMBAC)	80	73,672
City of Arlington TX GOL
5.00%, 08/15/20	90	104,502
City of Austin TX GOL
5.00%, 09/01/20	260	304,400
City of Beaumont TX Waterworks & Sewer System Revenue RB
5.00%, 09/01/20	35	40,511
City of Corpus Christi TX Utility System Revenue RB
4.50%, 07/15/20	25	28,221

Security	Principal (000s)	Value

City of El Paso TX GOL Series A
5.00%, 08/15/20	$105	$122,022
City of Irving TX Waterworks & Sewer System Revenue RB
4.50%, 08/15/20	150	171,112
City of Plano TX GOL Series 2013
5.00%, 09/01/20	50	58,209
City of Round Rock TX GOL
4.00%, 08/15/20	65	72,389
County of Bexar TX GOL
5.00%, 06/15/20	200	231,838
County of Denton TX GOL
5.00%, 07/15/20	125	145,354
Dallas Independent School District GO
5.00%, 08/15/20 (PSF)	50	58,447
Del Mar College District GOL
5.00%, 08/15/20	20	23,184
El Paso Independent School District GO
5.00%, 08/15/20 (PSF)	5	5,830
Fort Bend Independent School District GO
5.00%, 08/15/20 (PSF)	200	233,214
Frisco Independent School District GO Series B
5.00%, 08/15/20 (PSF)	30	34,982
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/20 (PSF)	100	116,497
Series A
5.00%, 08/15/20	35	40,742
Hays Consolidated Independent School District GO
5.00%, 08/15/20 (PSF)	125	145,759
Keller Independent School District/TX GO Series A
5.00%, 08/15/20 (PSF)	25	29,224
Leander Independent School District GO
0.00%, 08/15/20 (PSF)	100	93,295
4.00%, 08/15/20 (PSF)	50	56,067
Series A
0.00%, 08/15/20 (PSF)	50	46,648

263

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Series D
0.00%, 08/15/20 (PSF)	$50	$46,648
Lewisville Independent School District GO
0.00%, 08/15/20 (PSF)	20	18,659
Series A
4.00%, 08/15/20 (PSF)	15	16,820
5.00%, 08/15/20 (PSF)	75	87,455
Series B
4.00%, 08/15/20	25	27,913
Lone Star College System GOL Series A
5.00%, 08/15/20	95	110,325
Mesquite Independent School District GO
Series B
4.00%, 08/15/20 (PSF)	50	56,067
5.00%, 08/15/20 (PSF)	20	23,321
North East Independent School District/TX GO
5.00%, 08/01/20 (PSF)	75	87,362
North Texas Municipal Water District RB
4.00%, 09/01/20	25	28,006
5.00%, 09/01/20	225	262,199
Permanent University Fund RB
4.00%, 07/01/20	70	78,366
Series A
5.00%, 07/01/20	150	174,684
Series B
5.00%, 07/01/20	135	157,023
Round Rock Independent School District GO
5.00%, 08/01/20 (PSF)	100	116,762
Socorro Independent School District GO Series A
5.00%, 08/15/20 (PSF)	85	99,088
State of Texas GO
5.00%, 08/01/20	195	227,149
Series B
5.00%, 08/01/20	95	110,663
Tarrant Regional Water District RB
5.00%, 09/01/20	30	35,019

Security	Principal (000s)	Value

Texas City Independent School District/TX GO
3.00%, 08/15/20 (PSF)	$100	$107,661
Texas Tech University RB Series A
5.00%, 08/15/20	45	52,295
University of Texas System (The) RB
Series A
4.00%, 08/15/20	100	112,386
5.00%, 08/15/20	335	391,498
Series B
5.00%, 08/15/20	50	58,432

		4,944,161
UTAH — 0.60%
Davis County School District GO Series A
4.00%, 06/01/20 (GTD)	25	27,991
State of Utah GO Series A
5.00%, 07/01/20	135	157,409
University of Utah RB
Series 2014B
5.00%, 08/01/20	20	23,287
Series A
5.00%, 08/01/20	20	23,288
Utah Transit Authority RB Series 2015A
5.00%, 06/15/20	140	163,013

		394,988
VERMONT — 0.05%
State of Vermont GO Series F
5.00%, 08/15/20	30	35,104

		35,104
VIRGINIA — 2.95%
City of Alexandria VA GO Series B
5.00%, 06/15/20 (SAW)	100	116,464
City of Newport News VA GO
Series A
5.00%, 07/01/20	50	58,239
5.00%, 07/15/20 (SAW)	65	75,788
City of Richmond VA GO Series B
5.00%, 07/15/20 (SAW)	50	58,298

264

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Commonwealth of Virginia GO
Series A-1
4.00%, 06/01/20	$45	$50,425
Series B
5.00%, 06/01/20	25	29,086
County of Henrico VA GO
5.00%, 08/01/20	25	29,212
Series A
4.00%, 08/01/20	90	101,162
County of Prince William VA GO
5.00%, 08/01/20 (SAW)	25	29,212
University of Virginia RB
5.00%, 09/01/20	50	58,621
Virginia Beach Development Authority RB Series C
5.00%, 08/01/20	60	69,602
Virginia College Building Authority RB
5.00%, 09/01/20	100	116,435
Series 2
5.00%, 09/01/20 (ST)	25	29,109
Series A
5.00%, 09/01/20	100	116,435
5.00%, 09/01/20	150	174,770
Virginia Public Building Authority RB
Series B
5.00%, 08/01/20	95	110,478
Series B-3
4.00%, 08/01/20	125	139,589
Virginia Public School Authority RB
4.00%, 08/01/20 (SAW)	80	89,488
5.00%, 08/01/20 (SAW)	400	465,172
Series A
5.00%, 08/01/20 (SAW)	15	17,444
Series D
4.00%, 08/01/20 (SAW)	15	16,779

		1,951,808
WASHINGTON — 6.91%
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 09/01/20	105	122,360
City of Seattle WA GOL
Series A
5.00%, 06/01/20	25	28,998
Series B
5.00%, 08/01/20	200	232,974

Security	Principal (000s)	Value

City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/20	$50	$58,266
City of Seattle WA Water System Revenue RB
5.00%, 09/01/20	160	186,770
County of King WA GOL Series A
5.00%, 07/01/20	70	81,369
County of King WA Sewer Revenue RB
5.00%, 07/01/20	80	92,841
County of Pierce WA GOL Series A
5.00%, 07/01/20	35	40,436
Energy Northwest RB Series A
5.00%, 07/01/20	650	754,331
Pierce County School District No. 10 Tacoma GO
4.00%, 06/01/20 (GTD)	20	22,305
Port of Seattle WA RB
5.50%, 09/01/20 (NPFGC)	255	300,714
State of Washington COP
5.00%, 07/01/20 (ST)	75	86,683
Series A
5.00%, 07/01/20	75	86,683
State of Washington GO
5.00%, 07/01/20	315	365,810
Series A
5.00%, 07/01/20	80	92,841
5.00%, 08/01/20	25	29,073
Series B-1
5.00%, 08/01/20	50	58,146
Series C
5.00%, 06/01/20	45	52,111
Series R
4.00%, 07/01/20	200	222,834
5.00%, 07/01/20	245	284,325
Series R-2011B
5.00%, 07/01/20	260	301,733
Series R-2013A
5.00%, 07/01/20	145	168,274
Series R-2014A
5.00%, 07/01/20	95	110,384

265

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

December 31, 2015

Security	Principal (000s)	Value

Series R-2015
5.00%, 07/01/20	$105	$122,004
State of Washington RB
5.00%, 09/01/20	350	403,522
TOP RB
5.00%, 07/01/20	20	23,049
University of Washington RB
Series A
5.00%, 07/01/20	120	139,489
Series C
5.00%, 07/01/20	95	110,429

		4,578,754
WEST VIRGINIA — 0.06%
State of West Virginia GO
4.00%, 06/01/20	35	39,034

		39,034
WISCONSIN — 1.19%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
4.00%, 06/01/20	100	111,525
Series 4
5.00%, 06/01/20	105	121,740
Wisconsin Department of Transportation RB
5.00%, 07/01/20	75	87,181
Series 1
3.50%, 07/01/20	15	16,428
5.00%, 07/01/20	85	98,805
Series 2
5.00%, 07/01/20	55	63,932
Series A
5.00%, 07/01/20	120	139,489
Series I
5.00%, 07/01/20	45	52,308
WPPI Energy RB Series A
5.00%, 07/01/20	85	98,080

		789,488

TOTAL MUNICIPAL BONDS & NOTES (Cost: $64,867,968)		65,251,393

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	62	$62,165

		62,165

TOTAL SHORT-TERM INVESTMENTS (Cost: $62,165)		62,165

TOTAL INVESTMENTS IN SECURITIES — 98.58% (Cost: $64,930,133)		65,313,558
Other Assets, Less Liabilities — 1.42%		943,515

NET ASSETS — 100.00%		$66,257,073

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

MO — Moral Obligation

PSF — Permanent School Fund

RB — Revenue Bond

SAP — Subject to Appropriations

SAW — State Aid Withholding

ST — Special Tax

Insured by:

AGM — Assured Guaranty Municipal Corp.

AGM-CR — AGM Insured Custodial Receipts

AMBAC — Ambac Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

NPFGC — National Public Finance Guarantee Corp.

NPFGC-FGIC — National Public Finance Guarantee Corp. - Financial Guaranty Insurance Co.

SGI — Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

266

Consolidated Schedule of Investments (Unaudited)

iSHARES® INDIA 50 ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.94%

AUTO COMPONENTS — 0.65%
Bosch Ltd.	18,033	$5,081,942

		5,081,942
AUTOMOBILES — 9.11%
Bajaj Auto Ltd.	268,009	10,255,191
Hero MotoCorp. Ltd.	236,849	9,643,084
Mahindra & Mahindra Ltd.	878,022	16,882,729
Maruti Suzuki India Ltd.	194,962	13,617,766
Tata Motors Ltd.[a]	3,575,637	21,144,330

		71,543,100
BANKS — 23.39%
Axis Bank Ltd.	2,118,811	14,380,234
Axis Bank Ltd. GDR[b]	187,869	6,321,792
Bank of Baroda	1,373,305	3,251,083
HDFC Bank Ltd.	2,377,640	38,883,399
HDFC Bank Ltd. ADR	328,219	20,218,290
ICICI Bank Ltd.	10,795,394	42,637,493
IndusInd Bank Ltd.	676,576	9,907,147
Kotak Mahindra Bank Ltd.	1,965,069	21,383,122
Punjab National Bank	1,000	1,749
State Bank of India	5,834,163	19,789,227
Yes Bank Ltd.	635,359	6,968,941

		183,742,477
CHEMICALS — 1.48%
Asian Paints Ltd.	873,337	11,661,211

		11,661,211
CONSTRUCTION & ENGINEERING — 3.76%
Larsen & Toubro Ltd.	1,532,857	29,545,799

		29,545,799
CONSTRUCTION MATERIALS — 2.31%
ACC Ltd.	217,233	4,466,866
Ambuja Cements Ltd.	1,665,708	5,111,313
Grasim Industries Ltd.	200	11,349
Ultratech Cement Ltd.	203,858	8,566,218

		18,155,746
ELECTRIC UTILITIES — 1.73%
Power Grid Corp. of India Ltd.	4,599,812	9,811,866
Tata Power Co. Ltd.	3,711,008	3,807,960

		13,619,826
ELECTRICAL EQUIPMENT — 0.57%
Bharat Heavy Electricals Ltd.	1,744,470	4,459,295

		4,459,295

Security	Shares	Value

GAS UTILITIES — 0.66%
GAIL India Ltd.	909,868	$5,157,700

		5,157,700
HOUSEHOLD PRODUCTS — 2.22%
Hindustan Unilever Ltd.	1,336,320	17,423,127

		17,423,127
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.11%
NTPC Ltd.	3,961,718	8,756,088

		8,756,088
IT SERVICES — 16.47%
HCL Technologies Ltd.	1,037,448	13,406,453
Infosys Ltd.	3,680,269	61,479,409
Tata Consultancy Services Ltd.	950,771	35,013,489
Tech Mahindra Ltd.	1,148,868	9,056,909
Wipro Ltd.	1,231,121	10,416,981

		129,373,241
MEDIA — 0.92%
Zee Entertainment Enterprises Ltd.	1,091,340	7,211,416

		7,211,416
METALS & MINING — 1.40%
Hindalco Industries Ltd.	2,478,828	3,174,803
Tata Steel Ltd.	1,275,141	5,006,429
Vedanta Ltd.	2,065,000	2,821,104

		11,002,336
OIL, GAS & CONSUMABLE FUELS — 10.14%
Bharat Petroleum Corp. Ltd.	492,597	6,642,527
Cairn India Ltd.	1,039,312	2,169,053
Coal India Ltd.	2,396,901	11,946,245
Oil & Natural Gas Corp. Ltd.	3,272,619	11,956,184
Reliance Industries Ltd.	3,059,630	46,913,132

		79,627,141
PHARMACEUTICALS — 7.43%
Cipla Ltd./India	976,546	9,588,919
Dr. Reddy’s Laboratories Ltd.	239,506	11,251,538
Lupin Ltd.	449,591	12,482,930
Sun Pharmaceutical Industries Ltd.	2,020,048	25,037,193

		58,360,580
THRIFTS & MORTGAGE FINANCE — 7.12%
Housing Development Finance Corp. Ltd.	2,926,771	55,895,980

		55,895,980

267

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

December 31, 2015

Security	Shares	Value

TOBACCO — 6.53%
ITC Ltd.	10,355,279	$51,298,116

		51,298,116
TRANSPORTATION INFRASTRUCTURE — 0.64%
Adani Ports & Special Economic Zone Ltd.	1,268,551	5,001,643

		5,001,643
WIRELESS TELECOMMUNICATION SERVICES — 2.30%
Bharti Airtel Ltd.	2,608,751	13,420,010
Idea Cellular Ltd.	2,132,985	4,630,460

		18,050,470

TOTAL COMMON STOCKS
(Cost: $694,789,205)		784,967,234

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	561,979	561,979

		561,979

TOTAL SHORT-TERM INVESTMENTS
(Cost: $561,979)		561,979

TOTAL INVESTMENTS IN SECURITIES — 100.01% (Cost: $695,351,184)		785,529,213
Other Assets, Less Liabilities — (0.01)%		(109,700)

NET ASSETS —100.00%		$785,419,513

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

268

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.65%

AUSTRALIA — 12.04%
360 Capital Group Ltd.	47,840	$33,414
360 Capital Office Fund	11,080	16,526
Abacus Property Group	54,040	125,814
ALE Property Group	35,760	99,906
Arena REIT	43,560	56,412
Aspen Group	24,512	21,579
Astro Japan Property Group	11,360	41,821
Aveo Group	74,200	170,050
BWP Trust	96,080	220,894
Cedar Woods Properties Ltd.	11,760	34,737
Charter Hall Group	62,000	204,791
Charter Hall Retail REIT	65,480	198,659
Cromwell Property Group	256,880	196,238
Dexus Property Group	189,680	1,035,013
Folkestone Education Trust	43,880	72,150
Galileo Japan Trust	21,360	28,594
Gateway Lifestyle	45,640	100,612
GDI Property Group	100,760	62,678
Goodman Group	310,720	1,417,423
GPT Group (The)	351,800	1,223,451
Growthpoint Properties Australia Ltd.	34,200	76,637
Hotel Property Investments	28,400	54,962
Industria REIT[a]	22,280	34,689
Ingenia Communities Group[a]	29,254	63,213
Investa Office Fund	122,200	355,626
LendLease Group	104,840	1,087,701
Mirvac Group	722,480	1,040,768
New South Resources Ltd.[b]	61,440	68,839
Peet Ltd.	75,520	56,593
Scentre Group	1,050,320	3,201,832
Shopping Centres Australasia Property Group	143,600	222,534
Stockland	467,720	1,395,188
Sunland Group Ltd.	28,200	33,237
Vicinity Centres	645,840	1,315,666
Villa World Ltd.	20,840	32,447
Westfield Corp.	377,280	2,610,400

		17,011,094
AUSTRIA — 0.92%
Atrium European Real Estate Ltd.	32,520	126,116

Security	Shares	Value

BUWOG AG	9,960	$216,445
CA Immobilien Anlagen AG	14,560	266,192
Conwert Immobilien Invest SEb	12,640	192,781
IMMOEAST AG Escrow[b]	100,152	1
IMMOFINANZ AGb	177,720	405,613
IMMOFINANZ AG Escrow[b]	112,716	1
S IMMO AG	10,880	96,916

		1,304,065
BELGIUM — 0.90%
Aedifica SA	2,760	181,570
Befimmo SA	4,040	241,376
Cofinimmo SA	4,040	431,887
Intervest Offices & Warehouses NV	1,520	40,239
Retail Estates NV	1,040	89,250
Warehouses De Pauw CVA	2,720	240,043
Wereldhave Belgium NV	360	43,018

		1,267,383
CANADA — 2.77%
Allied Properties REIT	7,520	170,907
Artis REIT	13,480	124,213
Boardwalk REIT	4,600	157,131
Brookfield Canada Office Properties	2,680	50,278
Canadian Apartment Properties REIT	12,520	241,910
Canadian REIT	6,920	209,528
Choice Properties REIT	9,000	76,452
Cominar REIT	16,720	177,058
Crombie REIT	7,840	72,242
CT REIT	6,102	57,106
Dream Global REIT	11,240	70,073
Dream Industrial REIT	6,560	33,907
Dream Office REIT	10,520	131,547
Dream Unlimited Corp. Class Aa,b	10,600	55,476
First Capital Realty Inc.	21,720	286,921
Granite REIT	4,560	124,611
H&R REIT	26,920	388,558
InnVest REIT	12,160	44,907
InterRent REIT	6,400	30,224
Killam Properties Inc.	11,240	85,042
Mainstreet Equity Corp.[a,b]	1,160	25,111
Melcor Developments Ltd.	2,800	29,349
Milestone Apartments REIT	6,000	65,006
Morguard Corp.	1,080	103,405

269

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

December 31, 2015

Security	Shares	Value

Morguard North American REIT	3,160	$24,273
Morguard REIT	6,200	60,790
Northview Apartment Real Estate Investment Trust	3,720	47,026
NorthWest Healthcare Properties REIT	5,600	36,000
OneREIT	6,920	16,539
Plaza Retail REIT	10,680	36,136
Pure Industrial Real Estate Trust	19,880	62,541
RioCan REIT	30,960	527,998
Slate Retail REIT[b]	2,560	26,649
Smart REIT	11,920	259,063

		3,907,977
CHINA — 0.48%
Beijing Properties Holdings Ltd.[a,b]	400,000	33,032
China Merchants Land Ltd.[a]	240,000	48,309
China Oceanwide Holdings Ltd.[b]	480,000	64,412
Goldin Properties Holdings Ltd.[a,b]	258,000	297,610
K Wah International Holdings Ltd.	240,000	103,430
Nam Tai Property Inc.	4,960	28,718
Road King Infrastructure Ltd.	40,000	34,838
Shanghai Zendai Property Ltd.[b]	1,000,000	31,096
Top Spring International Holdings Ltd.	60,000	30,193

		671,638
DENMARK — 0.01%
TK Development A/Sa,b	12,440	14,396

		14,396
FINLAND — 0.32%
Citycon OYJ	75,720	197,411
Sponda OYJ	42,080	179,372
Technopolis OYJ	17,000	68,882

		445,665
FRANCE — 6.73%
Affine SA	1,040	18,471
Altarea SCA	440	87,947
ANF Immobilier	1,920	43,383
Fonciere de Paris SIIC	1,840	221,426
Fonciere des Murs SCA	1,600	46,059
Fonciere des Regions	8,640	774,315
Gecina SA	7,120	867,033
ICADE	7,080	476,073
Klepierre	37,280	1,659,983

Security	Shares	Value

Mercialys SA	3,800	$76,924
Nexity SA	6,800	301,420
Unibail-Rodamco SE	19,360	4,929,612

		9,502,646
GERMANY — 5.61%
ADLER Real Estate AGb	5,200	80,325
ADO Properties SAb,c	4,000	115,148
Alstria office REIT AG	20,680	276,653
Deutsche Euroshop AG	8,920	392,049
Deutsche Wohnen AG Bearer	66,400	1,847,618
DIC Asset AG	9,280	93,964
Grand City Properties SA	17,560	408,023
Hamborner REIT AG	12,250	127,935
LEG Immobilien AG	12,440	1,020,275
PATRIZIA Immobilien AGb	7,270	213,230
TAG Immobilien AG	24,280	303,317
TLG Immobilien AG	9,880	185,997
Vib Vermoegen AG	5,000	92,851
Vonovia SE	87,400	2,710,612
WCM Beteiligungs & Grundbesitz-AGa,b	19,080	55,112

		7,923,109
HONG KONG — 14.48%
Champion REIT	440,000	220,280
Cheung Kong Property Holdings Ltd.	540,000	3,511,674
China City Infrastructure Group Ltd.[b]	320,000	23,535
China Motor Bus Co. Ltd.	1,200	12,077
China New Town Development Co. Ltd.[a,b]	640,000	25,263
Chinese Estates Holdings Ltd.	100,000	335,477
CSI Properties Ltd.	1,208,000	41,305
Emperor International Holdings Ltd.	161,000	29,707
Far East Consortium International Ltd./HK	160,000	60,902
Gemdale Properties & Investment Corp. Ltd.[a,b]	1,040,000	69,779
Great Eagle Holdings Ltd.	40,000	130,578
Greenland Hong Kong Holdings Ltd.[a,b]	120,000	46,760
Hang Lung Group Ltd.[a]	160,000	520,248
Hang Lung Properties Ltd.	400,000	910,434
Henderson Land Development Co. Ltd.	200,530	1,229,031

270

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

December 31, 2015

Security	Shares	Value

HKR International Ltd.[a]	128,000	$58,961
Hong Kong Ferry Holdings Co. Ltd.	40,000	47,483
Hongkong Land Holdings Ltd.	236,000	1,652,000
Hysan Development Co. Ltd.	120,000	491,603
International Entertainment Corp.[a]	80,000	17,135
ITC Properties Group Ltd.	40,000	16,980
Kerry Properties Ltd.	120,000	327,478
Kowloon Development Co. Ltd.	40,000	39,535
Lai Fung Holdings Ltd.	1,520,000	25,496
Lai Sun Development Co. Ltd.	2,408,000	36,974
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	180,000	65,960
Link REIT	440,000	2,634,272
Liu Chong Hing Investment Ltd.	80,000	95,998
Man Sang International Ltd.[b]	160,000	19,200
New Century REIT	80,000	29,935
New World China Land Ltd.	561,999	450,316
Prosperity REIT	240,000	86,398
Regal REIT	160,000	40,051
Sino Land Co. Ltd.	924,000	1,354,379
Sinolink Worldwide Holdings Ltd.[b]	400,000	52,128
Soundwill Holdings Ltd.	20,000	28,025
Spring REIT	160,000	62,554
SRE Group Ltd.[b]	1,016,000	47,849
Sun Hung Kai Properties Ltd.	320,000	3,864,699
Sunlight REIT	200,000	98,837
Swire Properties Ltd.	208,000	601,176
TAI Cheung Holdings Ltd.[a]	80,000	64,102
Tian An China Investment Co. Ltd.[a]	160,200	90,537
Wang On Group Ltd.	1,600,000	25,393
Wheelock & Co. Ltd.	160,000	674,052
Yuexiu REIT	200,000	107,353
ZH International Holdings Ltd.[b]	400,000	12,335
Zhuguang Holdings Group Co. Ltd.[a,b]	320,000	66,063

		20,452,307
IRELAND — 0.37%
Green REIT PLC	137,400	237,767
Hibernia REIT PLC	137,571	210,416
Irish Residential Properties REIT PLC	61,880	78,648

		526,831

Security	Shares	Value

ISRAEL — 0.85%
ADO Group Ltd.[b]	2,680	$26,896
Africa Israel Investments Ltd.[b]	22,431	10,509
Africa Israel Properties Ltd.	2,480	26,247
Airport City Ltd.[b]	11,724	105,424
Alony Hetz Properties & Investments Ltd.	17,920	129,873
Alrov Properties and Lodgings Ltd.	1	14
Amot Investments Ltd.	22,440	72,146
Azrieli Group	6,080	226,571
Big Shopping Centers Ltd.	640	32,649
Blue Square Real Estate Ltd.	880	27,139
Gazit-Globe Ltd.	17,680	157,578
Jerusalem Oil Exploration[b]	1,680	65,843
Melisron Ltd.	3,440	110,081
Norstar Holdings Inc.	3,120	50,917
REIT 1 Ltd.	32,600	87,050
Sella Capital Real Estate Ltd.	29,480	41,897
Summit Real Estate Holdings Ltd.[b]	7,200	30,957

		1,201,791
ITALY — 0.16%
Beni Stabili SpA SIIQ	205,760	156,127
Immobiliare Grande Distribuzione SIIQ SpA	61,960	59,668
Prelios SpA[a,b]	43,400	13,342

		229,137
JAPAN — 28.12%
Activia Properties Inc.	102	434,981
Advance Residence Investment Corp.	240	530,097
Aeon Mall Co. Ltd.	24,080	417,164
AEON REIT Investment Corp.	160	189,800
Airport Facilities Co. Ltd.	4,000	19,120
Comforia Residential REIT Inc.	86	163,357
Daibiru Corp.	12,000	100,054
Daikyo Inc.	40,000	65,506
Daito Trust Construction Co. Ltd.	16,000	1,863,419
Daiwa House Industry Co. Ltd.	132,600	3,861,322
Daiwa House REIT Investment Corp.	40	157,280
Daiwa House Residential Investment Corp.	120	248,988
Daiwa Office Investment Corp.	80	434,931

271

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

December 31, 2015

Security	Shares	Value

Frontier Real Estate Investment Corp.	80	$322,208
Fukuoka REIT Corp.	120	207,989
Global One Real Estate Investment Corp.	40	143,979
GLP J-REIT	520	504,892
Goldcrest Co. Ltd.	4,000	73,486
Hankyu REIT Inc.	120	127,686
Heiwa Real Estate Co. Ltd.	8,000	88,516
Heiwa Real Estate REIT Inc.	160	111,858
Hoshino Resorts REIT Inc.	16	167,056
Hulic Co. Ltd.	92,000	817,557
Hulic Reit Inc.	160	224,116
Ichigo Office REIT Investment	280	202,037
Industrial & Infrastructure Fund Investment Corp.	80	383,058
Invesco Office J-Reit Inc.	120	102,249
Invincible Investment Corp.	560	327,728
Japan Excellent Inc.	240	264,949
Japan Hotel REIT Investment Corp.	640	476,163
Japan Logistics Fund Inc.	160	311,634
Japan Prime Realty Investment Corp.	160	549,316
Japan Real Estate Investment Corp.	252	1,229,677
Japan Rental Housing Investments Inc.	320	227,175
Japan Retail Fund Investment Corp.	484	934,243
Keihanshin Building Co. Ltd.	8,000	45,222
Kenedix Office Investment Corp.	80	375,743
Kenedix Residential Investment Corp.	80	198,179
Kenedix Retail REIT Corp.	80	169,716
Leopalace21 Corp.[b]	52,000	284,434
MCUBS MidCity Investment Corp.	40	122,865
Mitsubishi Estate Co. Ltd.	280,000	5,873,727
Mitsui Fudosan Co. Ltd.	191,556	4,866,330
Mori Hills REIT Investment Corp.	240	309,240
MORI TRUST Sogo REIT Inc.	200	342,990
Nippon Accommodations Fund Inc.	80	279,313
Nippon Building Fund Inc.	280	1,343,032
Nippon Prologis REIT Inc.	360	653,892
NIPPON REIT Investment Corp.	80	191,130
Nomura Real Estate Holdings Inc.	24,000	449,894

Security	Shares	Value

Nomura Real Estate Master Fund Inc.[b]	739	$917,799
NTT Urban Development Corp.	20,000	194,522
Orix JREIT Inc.	440	572,060
Premier Investment Corp.	240	245,995
SAMTY Co. Ltd.	4,000	42,030
Samty Residential Investment Corp.[b]	40	28,663
Sekisui House Reit Inc.	160	174,770
Sekisui House SI Residential Investment Corp.	200	180,224
Shinoken Group Co. Ltd.	4,000	76,479
SIA Reit Inc.	17	66,137
Starts Proceed Investment Corp.	40	56,993
Sumitomo Realty & Development Co. Ltd.	93,000	2,686,521
Takara Leben Co. Ltd.	16,000	89,912
TOC Co. Ltd.	20,000	177,397
Tokyo Tatemono Co. Ltd.	40,000	439,918
Tokyo Theatres Co. Inc.	40,000	44,890
Tokyu Fudosan Holdings Corp.	104,000	658,780
TOKYU REIT Inc.	200	253,543
Top REIT Inc.	40	151,960
United Urban Investment Corp.	520	708,924
Unizo Holdings Co. Ltd.	4,000	162,434

		39,719,249
NETHERLANDS — 0.84%
Brack Capital Properties NVb	560	34,987
Eurocommercial Properties NV	9,440	408,085
NSI NV	26,640	115,032
VastNed Retail NV	3,800	174,818
Wereldhave NV	8,000	449,294

		1,182,216
NEW ZEALAND — 0.67%
Argosy Property Ltd.	158,000	123,851
Goodman Property Trust	198,800	168,762
Kiwi Property Group Ltd.	249,000	230,128
Precinct Properties New Zealand Ltd.	191,680	164,030
Property for Industry Ltd.	86,520	95,067
Stride Property Ltd.	66,160	98,512
Vital Healthcare Property Trust	54,720	70,053

		950,403

272

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

December 31, 2015

Security	Shares	Value

NORWAY — 0.21%
Entra ASA[c]	15,480	$124,608
Norwegian Property ASA[b]	45,840	47,076
Olav Thon Eiendomsselskap ASA	5,960	95,615
Selvaag Bolig ASA	9,000	27,962

		295,261
SINGAPORE — 6.98%
AIMS AMP Capital Industrial REIT	112,085	108,636
Ascendas Hospitality Trust	164,000	85,546
Ascendas India Trust	144,000	88,309
Ascendas REIT	408,035	655,778
Ascott Residence Trust	168,060	140,381
Cache Logistics Trust	148,000	94,935
Cambridge Industrial Trust	216,440	86,201
CapitaLand Commercial Trust Ltd.	404,000	384,450
CapitaLand Ltd.	496,000	1,171,254
CapitaLand Mall Trust	520,000	707,433
CapitaLand Retail China Trust	132,060	138,702
CDL Hospitality Trusts	136,000	127,022
City Developments Ltd.	92,000	496,105
Croesus Retail Trust	105,400	60,180
Far East Hospitality Trust[a]	176,000	82,501
First REIT	112,000	94,738
Fortune REIT	280,000	288,304
Frasers Centrepoint Ltd.[a]	72,000	85,264
Frasers Centrepoint Trust	116,000	150,862
Frasers Commercial Trust	108,000	96,683
Frasers Hospitality Trust[a]	104,000	54,982
Global Logistic Properties Ltd.	604,000	915,377
GuocoLand Ltd.[a]	56,000	71,251
Ho Bee Land Ltd.	40,000	56,956
Keppel DC REIT[a]	180,000	128,784
Keppel REIT[a]	344,000	225,510
Lippo Malls Indonesia Retail Trust	368,000	83,009
Mapletree Commercial Trust	268,000	245,586
Mapletree Greater China Commercial Trust[a]	352,000	227,033
Mapletree Industrial Trust	236,040	252,903
Mapletree Logistics Trust	300,040	209,382
OUE Commercial REIT	92,000	42,477
OUE Hospitality Trust	156,000	84,672
Oxley Holdings Ltd.	104,000	32,256
Parkway Life REIT	76,000	124,823

Security	Shares	Value

Perennial Real Estate Holdings Ltd.[a,b]	84,058	$56,290
Sabana Shari’ah Compliant Industrial REIT	136,000	68,544
Sinarmas Land Ltd.[a]	284,000	93,089
Soilbuild Business Space REIT	120,000	65,132
SPH REIT	156,000	105,015
Starhill Global REIT	276,000	146,886
Suntec REIT[a]	504,000	550,664
United Industrial Corp. Ltd.[a]	40,000	81,204
UOL Group Ltd.	128,000	563,014
Wheelock Properties Singapore Ltd.	56,400	58,044
Wing Tai Holdings Ltd.[a]	88,050	108,926
Yoma Strategic Holdings Ltd.[a,b]	220,033	72,122

		9,867,215
SPAIN — 1.11%
Axiare Patrimonio SOCIMI SAa	11,520	165,187
Hispania Activos Inmobiliarios SAb	16,000	227,689
Inmobiliaria Colonial SAb	384,040	267,831
Lar Espana Real Estate SOCIMI SA	11,640	119,617
Merlin Properties SOCIMI SA	61,200	767,530
Realia Business SAa,b	20,920	17,271

		1,565,125
SWEDEN — 2.46%
Atrium Ljungberg AB Class B	9,560	150,817
Castellum AB	34,000	486,774
D. Carnegie & Co. ABa,b	7,740	61,741
Dios Fastigheter AB	9,640	70,037
Fabege AB	27,720	460,652
Fastighets AB Balder Class Bb	14,360	355,483
FastPartner AB	2,840	51,204
Hemfosa Fastigheter AB	26,240	293,350
Hufvudstaden AB Class A	23,160	329,382
Klovern AB Class B	91,640	103,264
Kungsleden AB	31,040	222,751
NP3 Fastigheter ABa	7,000	36,035
Platzer Fastigheter Holding AB	7,600	34,256
Sagax AB	14,760	125,617
Tribona ABa	6,920	35,213
Victoria Park AB Class Bb	20,720	36,866
Wallenstam AB Class B	43,320	349,413
Wihlborgs Fastigheter AB	13,720	278,286

		3,481,141

273

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

December 31, 2015

Security	Shares	Value

SWITZERLAND — 1.88%
Allreal Holding AG Registered	2,800	$373,706
Hiag Immobilien AG	600	55,175
Intershop Holdings AG	280	112,588
Mobimo Holding AG Registered	1,240	275,872
PSP Swiss Property AG Registered	8,000	703,297
Swiss Prime Site AG Registered	13,836	1,085,041
Zug Estates Holding AG Bearer	40	57,742

		2,663,421
UNITED KINGDOM — 11.74%
Assura PLC	325,080	264,962
Big Yellow Group PLC	29,640	352,112
British Land Co. PLC (The)	201,960	2,339,677
Capital & Counties Properties PLC	146,920	954,099
CLS Holdings PLC[b]	3,400	91,205
Daejan Holdings PLC	1,840	171,939
Derwent London PLC	21,920	1,186,346
Empiric Student Property PLC	70,534	117,995
F&C Commercial Property Trust Ltd.	153,880	304,824
Grainger PLC	83,360	286,028
Great Portland Estates PLC	68,160	831,817
Hammerson PLC	154,960	1,370,373
Hansteen Holdings PLC[a]	140,800	238,862
Helical Bar PLC	21,360	149,463
Intu Properties PLC	161,360	754,630
Land Securities Group PLC	158,080	2,742,341
LondonMetric Property PLC	121,240	293,061
McKay Securities PLC	18,320	71,285
Picton Property Income Ltd.	109,200	113,872
Primary Health Properties PLC	91,200	146,181
Raven Russia Ltd.[a,b]	115,400	68,886
Redefine International PLC/Isle of Man	203,880	150,249
Regional REIT Ltd.	38,640	59,657
Safestore Holdings PLC	41,360	217,873
Schroder REIT Ltd.	103,280	90,574
SEGRO PLC	146,920	929,846
Shaftesbury PLC	55,080	742,413
ST Modwen Properties PLC	37,320	228,220
Tritax Big Box REIT PLC	131,600	251,573
U & I Group PLC	25,400	84,233
UK Commercial Property Trust Ltd.	112,640	141,532
UNITE Group PLC (The)	44,160	426,974
Urban & Civic PLC[a]	19,080	79,164

Security	Shares	Value

Workspace Group PLC	23,440	$331,145

		16,583,411

TOTAL COMMON STOCKS
(Cost: $139,586,994)		140,765,481

RIGHTS — 0.00%

ISRAEL — 0.00%
Airport City Ltd.[b]	1	3

		3
SINGAPORE — 0.00%
Ascendas REIT[b]	15,301	669

		669

TOTAL RIGHTS
(Cost: $0)		672

SHORT-TERM INVESTMENTS — 2.02%

MONEY MARKET FUNDS — 2.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[d,e,f]	2,694,427	2,694,427
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[d,e,f]	135,208	135,208
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[d,e]	21,716	21,716

		2,851,351

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,851,351)		2,851,351

TOTAL INVESTMENTS IN SECURITIES — 101.67%
(Cost: $142,438,345)		143,617,504
Other Assets, Less Liabilities — (1.67)%		(2,353,474)

NET ASSETS — 100.00%		$141,264,030

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
e	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

274

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

December 31, 2015

Security	Shares	Value

PREFERRED STOCKS —99.40%

CANADA — 67.94%
Bank of Montreal Series 27, 4.00%[a]	35,422	$513,313
Bank of Montreal Series 29, 3.90%[a]	28,338	403,109
Bank of Montreal Series 31, 3.80%[a]	21,253	298,347
Bank of Nova Scotia (The) Series 18, 3.35%[a]	13,280	238,813
Bank of Nova Scotia (The) Series 32, 3.70%[a]	28,950	435,990
BCE Inc. Series AK, 4.15%[a]	44,278	479,086
Brookfield Asset Management Inc. Series 32, 4.50%[a]	21,253	336,596
Brookfield Asset Management Inc. Series 36, 4.85%	14,169	209,001
Brookfield Asset Management Inc. Series 37, 4.90%	14,169	210,123
Brookfield Asset Management Inc. Series 42, 4.50%[a]	21,253	339,656
Brookfield Office Properties Inc. Series T, 4.60%[a]	17,711	246,202
Canadian Imperial Bank of Commerce/Canada Series 39, 3.90%[a]	28,338	414,941
Canadian Imperial Bank of Commerce/Canada Series 41, 3.75%[a]	21,253	305,997
Canadian Utilities Ltd. Series DD, 4.50%	15,940	237,763
Element Financial Corp. Series G, 6.50%[a]	12,221	210,707
Emera Inc. Series C, 4.10%[a]	17,711	251,557
Enbridge Inc. Series 03, 4.00%[a]	28,149	345,302
Enbridge Inc. Series 07, 4.40%[a]	11,729	153,082
Enbridge Inc. Series 09, 4.40%[a]	12,902	173,408
Enbridge Inc. Series 11, 4.40%[a]	23,458	315,959

Security	Shares	Value

Enbridge Inc. Series 13, 4.40%[a]	16,420	$222,700
Enbridge Inc. Series 15, 4.40%[a]	12,902	178,423
Enbridge Inc. Series B, 4.00%[a]	23,458	267,324
Enbridge Inc. Series D, 4.00%[a]	21,112	245,605
Enbridge Inc. Series F, 4.00%[a]	23,458	287,589
Enbridge Inc. Series H, 4.00%[a]	16,420	183,219
Enbridge Inc. Series N, 4.00%[a]	21,112	264,603
Enbridge Inc. Series P, 4.00%[a]	18,766	227,635
Enbridge Inc. Series R, 4.00%[a]	18,766	231,552
Fairfax Financial Holdings Ltd. Series K, 5.00%[a]	16,826	253,038
Fairfax Financial Holdings Ltd. Series M, 4.75%[a]	16,294	266,034
Fortis Inc./Canada Series M, 4.10%[a]	42,507	639,548
Husky Energy Inc. Series 3, 4.50%[a]	17,711	239,445
Husky Energy Inc. Series 5, 4.50%[a]	14,169	199,617
Husky Energy Inc. Series 7, 4.60%[a]	10,627	153,541
Industrial Alliance Insurance & Financial Services Inc. Series G, 4.30%[a]	17,711	284,452
Intact Financial Corp. Series 3, 4.20%[a]	17,711	266,475
Loblaw Companies Ltd. Series B, 5.30%	15,940	268,975
Manulife Financial Corp. Series 15, 3.90%[a]	14,169	208,287
Manulife Financial Corp. Series 17, 3.90%[a]	24,795	380,912
National Bank of Canada Series 30, 4.10%[a]	24,795	349,854

275

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

December 31, 2015

Security	Shares	Value

National Bank of Canada Series 32, 3.90%[a]	21,253	$293,757
Pembina Pipeline Corp. Series 1, 4.25%[a]	17,711	212,925
Pembina Pipeline Corp. Series 5, 5.00%[a]	17,711	247,350
Pembina Pipeline Corp. Series 7, 4.50%[a]	17,711	246,075
Pembina Pipeline Corp. Series 9, 4.75%[a]	15,940	253,484
Power Financial Corp. Series S, 4.80%	21,253	332,160
Power Financial Corp. Series T, 4.20%[a]	14,169	244,293
Royal Bank of Canada Series AJ, 3.52%[a]	24,050	425,216
Royal Bank of Canada Series AZ, 4.00%[a]	35,422	500,819
Royal Bank of Canada Series BB, 3.90%[a]	35,422	498,779
Royal Bank of Canada Series BH, 4.90%[b]	10,627	176,186
Sun Life Financial Inc. Series 4, 4.45%	21,253	317,778
Toronto-Dominion Bank (The) Series 1, 3.90%[a]	35,422	505,919
Toronto-Dominion Bank (The) Series 3, 3.80%[a]	35,422	502,094
Toronto-Dominion Bank (The) Series 5, 3.75%[a]	35,422	499,799
Toronto-Dominion Bank (The) Series 7, 3.60%[a]	24,795	378,056
Toronto-Dominion Bank (The) Series 9, 3.70%[a]	14,169	227,667
TransCanada Corp. Series 01, 3.27%[a]	16,822	201,510
TransCanada Corp. Series 05, 4.40%[a]	24,795	227,584
TransCanada Corp. Series 07, 4.00%[a]	42,507	586,610
TransCanada Corp. Series 09, 4.25%[a]	31,880	453,494
TransCanada Corp. Series 11, 3.80%[a]	17,711	266,602

		19,335,937

Security	Shares	Value

SINGAPORE — 1.43%
City Developments Ltd., 0.00%[a]	580,464	$407,121

		407,121
SWEDEN — 1.13%
Sagax AB, 0.00%	86,816	322,319

		322,319
UNITED KINGDOM — 28.90%
Aviva PLC, 8.38%	177,111	354,367
Aviva PLC, 8.75%	177,111	363,504
Balfour Beatty PLC, 9.68%	198,364	331,839
Doric Nimrod Air Three Ltd., 0.00%	389,643	600,138
Doric Nimrod Air Two Ltd., 0.00%	305,958	1,029,297
Ecclesiastical Insurance Group PLC, 8.63%	188,534	369,581
General Accident PLC, 7.88%	194,822	361,089
General Accident PLC, 8.88%	247,955	517,127
Lloyds Banking Group PLC, 6.48%	158,180	246,547
Lloyds Banking Group PLC, 9.25%	597,629	1,201,253
Lloyds Banking Group PLC, 9.75%	162,484	343,961
National Westminster Bank PLC Series A, 9.00%	247,955	508,904
Raven Russia Ltd., 12.00%	255,202	487,104
RSA Insurance Group PLC, 7.38%	221,388	386,670
Santander UK PLC, 10.38%	241,024	543,525
Standard Chartered PLC, 7.38%	170,088	268,241
Standard Chartered PLC, 8.25%	175,782	310,902

		8,224,049

276

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

December 31, 2015

Security	Shares	Value

TOTAL PREFERRED STOCKS
(Cost: $39,876,593)		$28,289,426

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	11,223	11,223

		11,223

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,223)		11,223

TOTAL INVESTMENTS IN SECURITIES — 99.44%
(Cost: $39,887,816)		28,300,649
Other Assets, Less Liabilities — 0.56%		160,165

NET ASSETS — 100.00%		$28,460,814

[a]	Variable rate security. Rate shown is as of report date.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

277

Schedule of Investments (Unaudited)

iSHARES® JPX-NIKKEI 400 ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.78%

AIR FREIGHT & LOGISTICS — 0.30%
Kintetsu World Express Inc.	1,600	$28,488
Yamato Holdings Co. Ltd.	16,800	359,756

		388,244
AIRLINES — 0.38%
ANA Holdings Inc.	168,000	488,798

		488,798
AUTO COMPONENTS — 4.04%
Aisin Seiki Co. Ltd.	8,800	383,325
Bridgestone Corp.	32,000	1,110,337
Calsonic Kansei Corp.	8,000	71,624
Denso Corp.	22,400	1,083,363
Eagle Industry Co. Ltd.	800	14,837
Exedy Corp.	1,600	39,117
Koito Manufacturing Co. Ltd.	5,600	233,227
Mitsuba Corp.	1,600	25,125
NGK Spark Plug Co. Ltd.	8,000	213,808
NHK Spring Co. Ltd.	9,600	97,520
Nifco Inc./Japan	1,600	74,883
Nippon Seiki Co. Ltd.	2,000	46,153
NOK Corp.	4,800	114,040
Stanley Electric Co. Ltd.	6,400	142,157
Sumitomo Electric Industries Ltd.	38,400	550,327
Sumitomo Rubber Industries Ltd.	8,800	115,656
Tokai Rika Co. Ltd.	2,400	60,052
Toyo Tire & Rubber Co. Ltd.	4,000	79,937
Toyoda Gosei Co. Ltd.	3,200	73,632
Toyota Boshoku Corp.	3,200	65,280
Toyota Industries Corp.	8,000	434,266
TPR Co. Ltd.	800	22,844
TS Tech Co. Ltd.	2,400	62,945
Unipres Corp.	1,600	36,603

		5,151,058
AUTOMOBILES — 6.63%
Daihatsu Motor Co. Ltd.	10,400	141,871
Fuji Heavy Industries Ltd.	28,800	1,203,521
Honda Motor Co. Ltd.	60,800	1,976,209
Isuzu Motors Ltd.	26,400	288,371
Mazda Motor Corp.	28,800	604,274
Mitsubishi Motors Corp.	36,000	308,242
Nissan Motor Co. Ltd.	127,200	1,352,944
Suzuki Motor Corp.	19,200	591,027

Security	Shares	Value

Toyota Motor Corp.	27,200	$1,693,118
Yamaha Motor Co. Ltd.	12,800	291,976

		8,451,553
BANKS — 7.57%
Aozora Bank Ltd.	56,000	196,916
Bank of Yokohama Ltd. (The)	64,000	396,944
Chiba Bank Ltd. (The)	32,000	229,835
Chugoku Bank Ltd. (The)	8,800	118,801
Fukuoka Financial Group Inc.	40,000	201,172
Gunma Bank Ltd. (The)	24,000	141,053
Hachijuni Bank Ltd. (The)	24,000	148,635
Hiroshima Bank Ltd. (The)	24,000	138,260
Hokuhoku Financial Group Inc.	64,000	131,942
Iyo Bank Ltd. (The)	12,800	125,984
Joyo Bank Ltd. (The)	32,000	152,957
Juroku Bank Ltd. (The)	16,000	63,976
Keiyo Bank Ltd. (The)	8,000	38,306
Mitsubishi UFJ Financial Group Inc.	273,600	1,721,955
Mizuho Financial Group Inc.	918,400	1,859,017
Nishi-Nippon City Bank Ltd. (The)	32,000	85,390
North Pacific Bank Ltd.	13,600	47,596
Resona Holdings Inc.	104,800	515,049
Seven Bank Ltd.	33,600	148,874
Shinsei Bank Ltd.	80,000	148,967
Shizuoka Bank Ltd. (The)	24,000	235,820
Sumitomo Mitsui Financial Group Inc.	47,200	1,807,251
Sumitomo Mitsui Trust Holdings Inc.	184,040	705,286
Suruga Bank Ltd.	9,600	200,547
Yamaguchi Financial Group Inc.	8,000	95,765

		9,656,298
BEVERAGES — 0.96%
Asahi Group Holdings Ltd.	18,400	581,085
Ito EN Ltd.	3,200	82,996
Kirin Holdings Co. Ltd.	40,800	558,776

		1,222,857
BUILDING PRODUCTS — 1.29%
Aica Kogyo Co. Ltd.	3,200	63,604
Asahi Glass Co. Ltd.	48,000	277,717
Daikin Industries Ltd.	12,800	947,112
Sankyo Tateyama Inc.	1,600	20,523
Sanwa Holdings Corp.	10,400	83,342
TOTO Ltd.	7,200	256,469

		1,648,767

278

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

December 31, 2015

Security	Shares	Value

CAPITAL MARKETS — 1.43%
Daiwa Securities Group Inc.	80,000	$495,316
Jafco Co. Ltd.	1,600	63,311
kabu.com Securities Co. Ltd.	8,000	25,271
Matsui Securities Co. Ltd.	4,800	44,490
Nomura Holdings Inc.	172,000	970,990
Okasan Securities Group Inc.	8,000	46,220
SBI Holdings Inc./Japan	10,400	114,206
Tokai Tokyo Financial Holdings Inc.	10,400	64,062

		1,823,866
CHEMICALS — 4.19%
Air Water Inc.	8,000	130,080
Asahi Kasei Corp.	56,000	383,078
Daicel Corp.	16,000	241,274
Denka Co. Ltd.	16,000	71,823
DIC Corp.	40,000	109,730
Hitachi Chemical Co. Ltd.	4,800	77,250
JSR Corp.	9,600	151,547
Kansai Paint Co. Ltd.	10,400	159,508
Kuraray Co. Ltd.	15,200	185,996
Mitsubishi Chemical Holdings Corp.	64,000	411,947
Nihon Parkerizing Co. Ltd.	4,800	49,598
Nippon Kayaku Co. Ltd.	8,000	84,792
Nippon Paint Holdings Co. Ltd.	7,200	177,045
Nippon Synthetic Chemical Industry Co. Ltd. (The)	2,000	14,481
Nissan Chemical Industries Ltd.	5,600	128,903
Nitto Denko Corp.	7,200	533,409
NOF Corp.	8,000	62,180
Shin-Etsu Chemical Co. Ltd.	16,800	924,108
Sumitomo Chemical Co. Ltd.	72,000	419,569
Taiyo Nippon Sanso Corp.	7,200	65,958
Toray Industries Inc.	72,000	676,337
Tosoh Corp.	24,000	125,093
Ube Industries Ltd.	48,000	102,548
Zeon Corp.	8,000	65,107

		5,351,361
COMMERCIAL SERVICES & SUPPLIES — 0.80%
Aeon Delight Co. Ltd.	800	25,837
Park24 Co. Ltd.	4,800	116,873
Pilot Corp.	1,600	66,437
Secom Co. Ltd.	9,600	657,583
Sohgo Security Services Co. Ltd.	3,200	151,627

		1,018,357

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 0.02%
Hitachi Kokusai Electric Inc.	2,000	$27,549

		27,549
CONSTRUCTION & ENGINEERING — 1.30%
Chiyoda Corp.	8,000	61,382
COMSYS Holdings Corp.	4,800	68,192
Hazama Ando Corp.	6,400	34,848
JGC Corp.	10,000	154,869
Kajima Corp.	48,000	288,890
Kyowa Exeo Corp.	4,000	41,531
Nippo Corp.	2,000	32,786
Obayashi Corp.	32,000	297,668
Shimizu Corp.	32,000	263,353
Sumitomo Mitsui Construction Co. Ltd.	39,200	37,149
Taisei Corp.	56,000	372,418

		1,653,086
CONSTRUCTION MATERIALS — 0.13%
Taiheiyo Cement Corp.	56,000	164,795

		164,795
CONSUMER FINANCE — 0.33%
Acom Co. Ltd.[a]	18,400	87,798
AEON Financial Service Co. Ltd.	5,600	126,901
Credit Saison Co. Ltd.	7,200	143,707
Hitachi Capital Corp.	2,400	65,339

		423,745
DIVERSIFIED CONSUMER SERVICES — 0.07%
Benesse Holdings Inc.	3,200	92,839

		92,839
DIVERSIFIED FINANCIAL SERVICES — 1.26%
Century Tokyo Leasing Corp.	2,400	86,886
Fuyo General Lease Co. Ltd.	800	38,106
IBJ Leasing Co. Ltd.	1,600	32,946
Japan Exchange Group Inc.	26,400	419,170
Mitsubishi UFJ Lease & Finance Co. Ltd.	22,400	116,939
ORIX Corp.	64,000	912,690

		1,606,737
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.69%
Nippon Telegraph & Telephone Corp.	53,600	2,154,783

		2,154,783
ELECTRICAL EQUIPMENT — 1.53%
Fuji Electric Co. Ltd.	24,000	101,949

279

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

December 31, 2015

Security	Shares	Value

Mitsubishi Electric Corp.	96,000	$1,023,484
Nidec Corp.	11,200	822,764

		1,948,197
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.11%
Alps Electric Co. Ltd.	8,000	220,458
Anritsu Corp.	5,600	37,102
Enplas Corp.	800	29,029
Hamamatsu Photonics KK	6,400	177,430
Hirose Electric Co. Ltd.	1,650	202,452
Hitachi High-Technologies Corp.	3,200	87,518
Hitachi Ltd.	232,000	1,333,622
HORIBA Ltd.	1,600	62,447
Japan Aviation Electronics Industry Ltd.	2,000	29,195
Keyence Corp.	2,036	1,135,333
Kyocera Corp.	15,200	714,417
Murata Manufacturing Co. Ltd.	9,600	1,402,153
Oki Electric Industry Co. Ltd.	40,000	50,542
Omron Corp.	10,400	351,436
TDK Corp.	5,600	364,038
Topcon Corp.	3,200	54,772
Yaskawa Electric Corp.	11,200	154,833
Yokogawa Electric Corp.	8,800	107,170

		6,513,947
FOOD & STAPLES RETAILING — 2.65%
Aeon Co. Ltd.	36,800	571,449
Ain Holdings Inc.	800	38,572
Cosmos Pharmaceutical Corp.	800	127,021
FamilyMart Co. Ltd.	2,400	112,523
Lawson Inc.	3,200	262,023
Matsumotokiyoshi Holdings Co. Ltd.	1,600	82,464
Seven & I Holdings Co. Ltd.	37,600	1,734,735
Sugi Holdings Co. Ltd.	1,600	89,114
Sundrug Co. Ltd.	1,600	104,011
Tsuruha Holdings Inc.	1,600	139,790
Valor Holdings Co. Ltd.	1,600	37,973
Welcia Holdings Co. Ltd.	800	44,690
Yaoko Co. Ltd.	800	33,917

		3,378,282
FOOD PRODUCTS — 2.01%
Ajinomoto Co. Inc.	24,000	574,488
Calbee Inc.	4,000	170,913

Security	Shares	Value

Kewpie Corp.	4,800	$119,706
Kikkoman Corp.	8,000	280,976
MEIJI Holdings Co. Ltd.	6,400	534,685
NH Foods Ltd.	8,000	158,145
Nichirei Corp.	8,000	59,720
Nissin Foods Holdings Co. Ltd.	4,000	213,808
Toyo Suisan Kaisha Ltd.	4,800	168,785
Yakult Honsha Co. Ltd.	5,600	277,451

		2,558,677
GAS UTILITIES — 0.66%
Osaka Gas Co. Ltd.	96,000	349,860
Tokyo Gas Co. Ltd.	104,000	493,480

		843,340
HEALTH CARE EQUIPMENT & SUPPLIES — 1.88%
Hoya Corp.	20,800	861,256
Nihon Kohden Corp.	4,000	97,760
Olympus Corp.	13,600	542,666
Sysmex Corp.	7,200	468,648
Terumo Corp.	13,600	427,349

		2,397,679
HEALTH CARE PROVIDERS & SERVICES — 0.47%
Alfresa Holdings Corp.	11,200	223,916
Medipal Holdings Corp.	8,800	151,720
Miraca Holdings Inc.	2,400	106,738
Ship Healthcare Holdings Inc.	1,600	40,035
Toho Holdings Co. Ltd.	3,200	78,527

		600,936
HEALTH CARE TECHNOLOGY — 0.13%
M3 Inc.	8,000	167,721

		167,721
HOTELS, RESTAURANTS & LEISURE — 0.62%
HIS Co. Ltd.	1,600	54,067
Oriental Land Co. Ltd./Japan	10,400	634,314
Resorttrust Inc.	4,000	106,571

		794,952
HOUSEHOLD DURABLES — 2.32%
Casio Computer Co. Ltd.	8,800	208,268
Fujitsu General Ltd.	2,000	25,787
Haseko Corp.	12,000	134,470
Iida Group Holdings Co. Ltd.	8,000	150,297
Misawa Homes Co. Ltd.	1,600	11,824
Nikon Corp.	16,800	226,942

280

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

December 31, 2015

Security	Shares	Value

Panasonic Corp.	102,400	$1,055,964
Pressance Corp.	200	6,675
Rinnai Corp.	1,600	143,381
Sekisui Chemical Co. Ltd.	22,400	296,258
Sekisui House Ltd.	33,600	571,615
Starts Corp. Inc.	1,600	31,257
Sumitomo Forestry Co. Ltd.	7,200	98,338

		2,961,076
HOUSEHOLD PRODUCTS — 0.40%
Pigeon Corp.	4,800	118,309
Unicharm Corp.	19,200	395,348

		513,657
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.23%
Electric Power Development Co. Ltd.	8,000	287,626

		287,626
INDUSTRIAL CONGLOMERATES — 0.13%
Keihan Electric Railway Co. Ltd.	24,000	162,201

		162,201
INSURANCE — 3.49%
Dai-ichi Life Insurance Co. Ltd. (The)	57,600	974,405
MS&AD Insurance Group Holdings Inc.	27,200	807,216
Sompo Japan Nipponkoa Holdings Inc.	20,000	666,861
Sony Financial Holdings Inc.	8,800	159,401
T&D Holdings Inc.	32,800	438,715
Tokio Marine Holdings Inc.	36,000	1,410,133

		4,456,731
INTERNET & CATALOG RETAIL — 0.49%
Rakuten Inc.[a]	44,800	522,502
Start Today Co. Ltd.	3,200	104,543

		627,045
INTERNET SOFTWARE & SERVICES — 0.51%
COOKPAD Inc.[a,b]	2,400	51,713
Dena Co. Ltd.	4,000	63,145
GMO Internet Inc.	3,200	42,615
Gree Inc.	5,600	26,814
Kakaku.com Inc.	7,200	143,287
Mixi Inc.	1,600	60,518
Yahoo Japan Corp.	64,800	266,106

		654,198

Security	Shares	Value

IT SERVICES — 1.09%
Fujitsu Ltd.	88,000	$443,969
Itochu Techno-Solutions Corp.	2,400	48,321
Nomura Research Institute Ltd.	6,080	236,033
NTT Data Corp.	5,600	273,727
Obic Co. Ltd.	3,200	171,312
Otsuka Corp.	2,400	118,908
SCSK Corp.	2,400	97,460

		1,389,730
LEISURE PRODUCTS — 0.89%
Bandai Namco Holdings Inc.	8,800	187,566
Heiwa Corp.	2,400	45,269
Sega Sammy Holdings Inc.	9,600	90,577
Shimano Inc.	4,000	620,475
Universal Entertainment Corp.	800	14,697
Yamaha Corp.	7,200	176,506

		1,135,090
MACHINERY — 5.66%
Ebara Corp.	24,000	115,516
FANUC Corp.	9,600	1,682,264
Hino Motors Ltd.	12,800	149,925
Hitachi Construction Machinery Co. Ltd.	4,000	63,112
Hoshizaki Electric Co. Ltd.	2,400	150,829
IHI Corp.	72,000	201,704
JTEKT Corp.	9,600	160,007
Kawasaki Heavy Industries Ltd.	72,000	270,535
Komatsu Ltd.	46,400	768,351
Kubota Corp.	45,000	706,264
Makita Corp.	5,600	327,262
Minebea Co. Ltd.	16,000	139,524
Mitsubishi Heavy Industries Ltd.	160,000	709,323
Mitsui Engineering & Shipbuilding Co. Ltd.	32,000	53,203
Nabtesco Corp.	4,800	98,877
Nachi-Fujikoshi Corp.	8,000	37,109
Namura Shipbuilding Co. Ltd.	3,200	26,681
NGK Insulators Ltd.	11,000	251,831
NSK Ltd.	18,400	202,821
OSG Corp.	4,000	76,445
SMC Corp./Japan	2,800	739,482
Sumitomo Heavy Industries Ltd.	24,000	109,331
THK Co. Ltd.	6,400	120,131
Tsubakimoto Chain Co.	8,000	62,380

		7,222,907

281

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

December 31, 2015

Security	Shares	Value

MARINE — 0.15%
Nippon Yusen KK	80,000	$196,184

		196,184
MEDIA — 1.09%
Avex Group Holdings Inc.	1,600	19,166
CyberAgent Inc.	2,400	100,353
Daiichikosho Co. Ltd.	2,400	95,864
Dentsu Inc.	10,400	577,514
Fuji Media Holdings Inc.	9,600	114,279
Hakuhodo DY Holdings Inc.	12,800	140,348
Nippon Television Network Corp.	8,000	147,371
Toho Co. Ltd./Tokyo	6,400	178,761
USEN Corp.[a]	4,000	11,605

		1,385,261
METALS & MINING — 1.76%
Asahi Holdings Inc.	1,600	25,191
Dowa Holdings Co. Ltd.	16,000	116,514
Hitachi Metals Ltd.	8,000	100,087
JFE Holdings Inc.	26,425	421,763
Kobe Steel Ltd.	176,000	194,588
Mitsubishi Materials Corp.	56,000	178,761
Mitsui Mining & Smelting Co. Ltd.	24,000	45,089
Nippon Steel & Sumitomo Metal Corp.	43,204	867,708
Sumitomo Metal Mining Co. Ltd.	24,000	295,174

		2,244,875
MULTILINE RETAIL — 0.81%
Don Quijote Holdings Co. Ltd.	5,600	199,011
Isetan Mitsukoshi Holdings Ltd.	18,400	242,590
Izumi Co. Ltd.	1,600	62,646
J Front Retailing Co. Ltd.	12,000	176,167
Ryohin Keikaku Co. Ltd.	800	163,864
Seria Co. Ltd.	800	39,037
Takashimaya Co. Ltd.	16,000	145,509

		1,028,824
OIL, GAS & CONSUMABLE FUELS — 0.51%
INPEX Corp.	53,600	528,225
Nippon Gas Co. Ltd.[b]	1,600	39,663
Showa Shell Sekiyu KK	9,600	78,846

		646,734
PAPER & FOREST PRODUCTS — 0.16%
Daio Paper Corp.[b]	4,800	41,578
Oji Holdings Corp.	40,000	162,600

		204,178

Security	Shares	Value

PERSONAL PRODUCTS — 1.56%
Ci:z Holdings Co. Ltd.	1,600	$27,851
Kao Corp.	25,600	1,331,128
Kobayashi Pharmaceutical Co. Ltd.	1,600	132,740
Kose Corp.	1,600	149,898
Shiseido Co. Ltd.	16,800	353,192

		1,994,809
PHARMACEUTICALS — 6.87%
Astellas Pharma Inc.	106,440	1,532,074
Chugai Pharmaceutical Co. Ltd.	9,600	338,368
Daiichi Sankyo Co. Ltd.	32,003	667,888
Eisai Co. Ltd.	12,000	804,323
Hisamitsu Pharmaceutical Co. Inc.	3,200	135,667
Kaken Pharmaceutical Co. Ltd.	1,600	110,528
KYORIN Holdings Inc.	2,400	50,516
Kyowa Hakko Kirin Co. Ltd.	8,000	127,354
Mitsubishi Tanabe Pharma Corp.	11,200	195,147
Mochida Pharmaceutical Co. Ltd.	800	57,259
Ono Pharmaceutical Co. Ltd.	4,000	721,227
Otsuka Holdings Co. Ltd.	20,800	746,445
Rohto Pharmaceutical Co. Ltd.	4,800	96,642
Santen Pharmaceutical Co. Ltd.	17,600	293,492
Sawai Pharmaceutical Co. Ltd.	1,600	110,528
Shionogi & Co. Ltd.	13,600	622,144
Taisho Pharmaceutical Holdings Co. Ltd.	2,400	171,179
Takeda Pharmaceutical Co. Ltd.	37,600	1,895,706
Tsumura & Co.	3,200	89,646

		8,766,133
PROFESSIONAL SERVICES — 0.14%
Nihon M&A Center Inc.	1,600	77,942
Temp Holdings Co. Ltd.	6,400	100,287

		178,229
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.22%
Aeon Mall Co. Ltd.	5,600	97,015
Daikyo Inc.	16,000	26,202
Daito Trust Construction Co. Ltd.	3,200	372,684
Daiwa House Industry Co. Ltd.	29,600	861,954
Hulic Co. Ltd.	18,400	163,512
Leopalace21 Corp.[a]	11,200	61,263
Mitsubishi Estate Co. Ltd.	65,000	1,363,544
Mitsui Fudosan Co. Ltd.	48,000	1,219,402
Nomura Real Estate Holdings Inc.	5,600	104,975

282

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

December 31, 2015

Security	Shares	Value

NTT Urban Development Corp.	5,600	$54,466
Relo Holdings Inc.	800	97,693
Sumitomo Real Estate Sales Co. Ltd.	800	18,521
Sumitomo Realty & Development Co. Ltd.	24,000	693,296
Takara Leben Co. Ltd.	4,000	22,478
Tokyo Tatemono Co. Ltd.	8,000	87,984
Tokyu Fudosan Holdings Corp.	22,400	141,891

		5,386,880
ROAD & RAIL — 5.07%
Central Japan Railway Co.	8,000	1,436,469
East Japan Railway Co.	16,000	1,522,923
Hankyu Hanshin Holdings Inc.	64,000	419,768
Keio Corp.	24,000	209,485
Keisei Electric Railway Co. Ltd.	8,000	103,080
Kintetsu Group Holdings Co. Ltd.	88,000	360,647
Nagoya Railroad Co. Ltd.	48,000	201,505
Nankai Electric Railway Co. Ltd.	24,000	143,048
Nippon Express Co. Ltd.	32,000	152,159
Nishi-Nippon Railroad Co. Ltd.	16,000	94,701
Odakyu Electric Railway Co. Ltd.	32,000	348,211
Sankyu Inc.	8,000	41,298
Sotetsu Holdings Inc.	24,000	140,854
Tobu Railway Co. Ltd.	48,000	238,613
Tokyu Corp.	56,000	446,901
West Japan Railway Co.	8,800	614,050

		6,473,712
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.51%
Disco Corp.	1,600	152,957
NuFlare Technology Inc.	100	4,606
Tokyo Electron Ltd.	8,000	486,936

		644,499
SOFTWARE — 0.34%
GungHo Online Entertainment Inc.[a,b]	20,800	56,887
Nexon Co. Ltd.	8,000	131,610
Oracle Corp. Japan	1,600	75,149
Trend Micro Inc./Japan[a]	4,000	163,930

		427,576
SPECIALTY RETAIL — 1.25%
ABC-Mart Inc.	800	44,225
AOKI Holdings Inc.	2,400	31,582
Fast Retailing Co. Ltd.	1,700	602,585

Security	Shares	Value

Geo Holdings Corp.	1,600	$25,404
Hikari Tsushin Inc.	800	54,865
K’s Holdings Corp.	1,600	54,932
Nitori Holdings Co. Ltd.	4,000	340,164
Sanrio Co. Ltd.	2,400	56,860
Shimamura Co. Ltd.	800	94,834
T-Gaia Corp.	800	9,191
United Arrows Ltd.	1,600	69,429
USS Co. Ltd.	12,000	182,551
VT Holdings Co. Ltd.	4,800	28,849

		1,595,471
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.90%
Brother Industries Ltd.	12,000	139,856
Canon Inc.	48,050	1,467,923
FUJIFILM Holdings Corp.	21,600	912,158
Konica Minolta Inc.	22,400	227,547
NEC Corp.	128,000	409,659
Ricoh Co. Ltd.	29,600	307,823
Seiko Epson Corp.	13,600	211,414
Wacom Co. Ltd.	7,200	28,849

		3,705,229
TEXTILES, APPAREL & LUXURY GOODS — 0.18%
ASICS Corp.	8,800	184,639
Seiko Holdings Corp.	8,000	45,688

		230,327
TOBACCO — 1.70%
Japan Tobacco Inc.	58,400	2,170,551

		2,170,551
TRADING COMPANIES & DISTRIBUTORS — 3.70%
ITOCHU Corp.	70,400	843,899
Iwatani Corp.[b]	8,000	41,631
Kanamoto Co. Ltd.[b]	1,600	40,899
Kanematsu Corp.	16,000	27,266
Marubeni Corp.	88,000	457,283
MISUMI Group Inc.	10,400	145,762
Mitsubishi Corp.	67,200	1,132,895
Mitsui & Co. Ltd.	80,800	970,916
MonotaRO Co. Ltd.	3,200	89,779
Nippon Steel & Sumikin Bussan Corp.	8,000	27,599
Sojitz Corp.	57,600	122,579
Sumitomo Corp.	56,800	585,730
Toyota Tsusho Corp.	9,600	227,361

		4,713,599

283

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

December 31, 2015

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 4.20%
KDDI Corp.	81,600	$2,139,460
NTT DOCOMO Inc.	68,800	1,420,668
SoftBank Group Corp.	35,200	1,796,357

		5,356,485

TOTAL COMMON STOCKS
(Cost: $124,363,825)		127,288,241

SHORT-TERM INVESTMENTS — 0.25%

MONEY MARKET FUNDS — 0.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	272,621	272,621
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	13,681	13,681
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	40,709	40,709

		327,011

TOTAL SHORT-TERM INVESTMENTS
(Cost: $327,011)		327,011

TOTAL INVESTMENTS IN SECURITIES — 100.03%
(Cost: $124,690,836)		127,615,252
Other Assets, Less Liabilities — (0.03)%		(42,293)

NET ASSETS — 100.00%		$127,572,959

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

284

Schedule of Investments (Unaudited)

iSHARES® LATIN AMERICA 40 ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 81.26%

BRAZIL — 24.83%
Ambev SA ADR	8,389,368	$37,416,581
Banco do Brasil SA	2,132,000	7,943,300
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	3,255,200	8,960,285
BRF SA ADR	1,247,896	17,245,923
CCR SA	1,653,600	5,245,543
Cielo SA	1,549,648	13,157,075
CPFL Energia SA ADR[a]	588,640	4,367,709
Embraer SA ADR	310,752	9,179,614
Petroleo Brasileiro SA ADR[a,b]	2,837,120	12,199,616
Ultrapar Participacoes SA	821,600	12,553,736
Vale SA ADR[b]	2,882,464	9,483,307

		137,752,689
CHILE — 11.73%
Banco de Chile	53,253,512	5,424,553
Banco Santander Chile ADR	295,568	5,213,820
Cencosud SA	2,213,328	4,419,784
Empresa Nacional de Electricidad SA/Chile ADR	208,208	7,716,188
Empresas CMPC SA	2,386,280	5,148,721
Empresas COPEC SA	968,656	8,315,733
Enersis SA ADR	729,352	8,861,627
LATAM Airlines Group SA ADR[a,b]	665,496	3,587,023
SACI Falabella	2,042,976	13,020,152
Sociedad Quimica y Minera de Chile SA ADR	176,696	3,358,991

		65,066,592
COLOMBIA — 1.63%
Bancolombia SA ADR	215,280	5,758,740
Ecopetrol SA ADR	471,120	3,302,551

		9,061,291
MEXICO — 39.16%
Alfa SAB de CV	7,020,000	13,860,224
America Movil SAB de CV	58,895,200	41,329,606
Cemex SAB de CV CPO[a]	25,656,802	14,008,543
Fibra Uno Administracion SA de CV	4,825,600	10,614,496
Fomento Economico Mexicano SAB de CV	4,128,800	38,638,883
Grupo Elektra SAB de CVb	108,160	2,373,725

Security	Shares	Value

Grupo Financiero Banorte SAB de CV	5,293,600	$29,114,394
Grupo Mexico SAB de CV Series B	8,164,000	17,390,478
Grupo Televisa SAB	4,170,400	22,779,927
Telesites SAB	2,988,225	1,939,535
Wal-Mart de Mexico SAB de CV	9,994,400	25,166,619

		217,216,430
PERU — 3.91%
Credicorp Ltd.	127,608	12,418,810
Southern Copper Corp.[b]	354,224	9,252,331

		21,671,141

TOTAL COMMON STOCKS
(Cost: $639,368,815)		450,768,143

PREFERRED STOCKS — 18.16%

BRAZIL — 18.16%
Banco Bradesco SA ADR[b]	4,971,928	23,914,974
Cia. Energetica de Minas Gerais ADR	1,376,544	2,064,816
Gerdau SA ADR	1,706,640	2,047,968
Itau Unibanco Holding SA ADR	5,791,032	37,699,618
Itausa - Investimentos Itau SA	6,822,407	11,864,306
Petroleo Brasileiro SA ADR[a]	3,901,456	13,264,950
Vale SA ADR	3,866,616	9,859,871

		100,716,503

TOTAL PREFERRED STOCKS
(Cost: $373,630,000)		100,716,503

SHORT-TERM INVESTMENTS — 3.60%

MONEY MARKET FUNDS — 3.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	18,493,392	18,493,392
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	928,012	928,012

285

Schedule of Investments (Unaudited) (Continued)

iSHARES® LATIN AMERICA 40 ETF

December 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	569,199	$569,199

		19,990,603

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,990,603)		19,990,603

TOTAL INVESTMENTS IN SECURITIES — 103.02%
(Cost: $1,032,989,418)		571,475,249
Other Assets, Less Liabilities — (3.02)%		(16,772,777)

NET ASSETS — 100.00%		$554,702,472

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

286

Schedule of Investments (Unaudited)

iSHARES® MICRO-CAP ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.67%

AEROSPACE & DEFENSE — 0.80%
Aerovironment Inc.[a,b]	44,402	$1,308,527
American Science & Engineering Inc.	16,850	697,253
API Technologies Corp.[a]	71,833	99,130
Arotech Corp.[a,b]	60,554	123,530
Breeze-Eastern Corp.[a]	10,767	213,187
CPI Aerostructures Inc.[a]	27,098	263,664
Ducommun Inc.[a]	26,033	422,255
Erickson Inc.[a,b]	12,954	26,685
Innovative Solutions & Support Inc.[a]	38,582	106,486
Keyw Holding Corp. (The)[a,b]	78,546	472,847
Kratos Defense & Security Solutions Inc.[a,b]	107,263	439,778
LMI Aerospace Inc.[a,b]	30,418	306,309
National Presto Industries Inc.	11,241	931,429
SIFCO Industries Inc.	8,273	78,594
Sparton Corp.[a]	23,868	477,121
Vectrus Inc.[a]	25,363	529,833

		6,496,628
AIR FREIGHT & LOGISTICS — 0.45%
Air Transport Services Group Inc.[a,b]	123,964	1,249,557
Echo Global Logistics Inc.[a,b]	68,001	1,386,541
Park-Ohio Holdings Corp.	19,899	731,885
Radiant Logistics Inc.[a,b]	73,091	250,702

		3,618,685
AIRLINES — 0.06%
Republic Airways Holdings Inc.[a]	114,227	448,912

		448,912
AUTO COMPONENTS — 0.92%
Fox Factory Holding Corp.[a,b]	38,987	644,455
Fuel Systems Solutions Inc.[a]	26,756	130,837
Modine Manufacturing Co.[a,b]	110,564	1,000,604
Motorcar Parts of America Inc.[a,b]	41,186	1,392,498
Quantum Fuel Systems Technologies Worldwide Inc.[a]	67,781	49,487
Shiloh Industries Inc.[a]	21,570	113,027
Spartan Motors Inc.	83,493	259,663
Stoneridge Inc.[a]	64,791	958,907

Security	Shares	Value

Strattec Security Corp.	8,490	$479,600
Superior Industries International Inc.	53,966	994,054
Tower International Inc.	48,403	1,382,874

		7,406,006
AUTOMOBILES — 0.15%
Winnebago Industries Inc.	60,968	1,213,263

		1,213,263
BANKS — 15.37%
Access National Corp.	21,479	439,460
Allegiance Bancshares Inc.[a]	8,857	209,468
American National Bankshares Inc.	25,240	646,396
American River Bankshares[a]	28,837	305,095
Ameris Bancorp.	76,136	2,587,863
AmeriServ Financial Inc.	61,535	196,912
Ames National Corp.	24,969	606,497
Arrow Financial Corp.	27,751	753,995
Banc of California Inc.	87,439	1,278,358
Bancorp. Inc. (The)[a,b]	79,350	505,459
Bank of Commerce Holdings	50,595	337,975
Bank of Marin Bancorp.	16,078	858,565
Bankwell Financial Group Inc.[b]	9,142	181,469
Banner Corp.	48,567	2,227,283
Bar Harbor Bankshares	17,397	598,805
Baylake Corp.	20,100	293,661
BCB Bancorp. Inc.	29,075	302,380
Berkshire Hills Bancorp. Inc.	68,818	2,003,292
Blue Hills Bancorp. Inc.	68,215	1,044,372
BNC Bancorp.	70,528	1,790,001
Bridge Bancorp. Inc.	35,957	1,094,172
Bryn Mawr Bank Corp.	43,027	1,235,735
C&F Financial Corp.	10,476	408,564
C1 Financial Inc.[a]	15,725	380,702
Camden National Corp.	18,358	809,404
Capital City Bank Group Inc.	30,979	475,528
Cardinal Financial Corp.	74,903	1,704,043
Carolina Financial Corp.	3,000	54,000
Cascade Bancorp.[a]	80,367	487,828
CenterState Banks Inc.	107,834	1,687,602
Central Valley Community Bancorp.	24,179	298,852
Century Bancorp. Inc./MA Class A	10,463	454,722
Chemung Financial Corp.	12,137	335,709

287

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2015

Security	Shares	Value

Citizens & Northern Corp.	33,723	$708,183
Citizens Holding Co.	3,529	83,990
CNB Financial Corp./PA	36,780	663,143
CoBiz Financial Inc.	87,119	1,169,137
Codorus Valley Bancorp. Inc.	14,894	302,944
Community Bankers Trust Corp.[a]	59,100	317,367
Community Trust Bancorp. Inc.	37,767	1,320,334
CommunityOne Bancorp.[a]	31,983	430,811
ConnectOne Bancorp. Inc.	71,086	1,328,597
CU Bancorp.[a]	40,990	1,039,506
Customers Bancorp. Inc.[a]	63,367	1,724,850
Enterprise Bancorp. Inc./MA	21,608	493,743
Enterprise Financial Services Corp.	48,089	1,363,323
Equity Bancshares Inc. Class Aa,b	7,098	166,022
Farmers Capital Bank Corp.[a]	20,965	568,361
Farmers National Banc Corp.	62,822	540,269
Fidelity Southern Corp.	42,709	952,838
Financial Institutions Inc.	34,957	978,796
First Bancorp. Inc./ME	30,664	627,692
First Bancorp./Southern Pines NC	48,861	915,655
First Busey Corp.	57,803	1,192,476
First Business Financial Services Inc.	24,917	623,174
First Community Bancshares Inc./VA	41,644	775,828
First Connecticut Bancorp. Inc./Farmington CT	43,385	755,333
First Financial Corp./IN	26,959	915,797
First Foundation Inc.[a]	26,678	629,334
First Internet Bancorp.	13,259	380,401
First Merchants Corp.	88,602	2,252,263
First NBC Bank Holding Co.[a]	36,541	1,366,268
First Northwest Bancorp.[a]	38,858	549,841
First of Long Island Corp. (The)	29,999	899,970
First South Bancorp. Inc./Washington NC	37,453	320,598
First United Corp.[a]	19,899	230,828
Flushing Financial Corp.	70,624	1,528,303
Franklin Financial Network Inc.[a,b]	13,732	430,910
German American Bancorp. Inc.	32,230	1,073,904
Great Southern Bancorp. Inc.	24,930	1,128,332
Green Bancorp. Inc.[a]	34,375	360,250
Guaranty Bancorp.	38,226	632,258

Security	Shares	Value

Hampton Roads Bankshares Inc.[a,b]	91,516	$168,389
Hanmi Financial Corp.	75,415	1,788,844
Heartland Financial USA Inc.	45,596	1,429,891
Heritage Commerce Corp.	60,978	729,297
Heritage Financial Corp./WA	73,300	1,380,972
Heritage Oaks Bancorp.	62,989	504,542
HomeTrust Bancshares Inc.[a]	47,272	957,258
Horizon Bancorp./IN	28,934	808,995
Independent Bank Corp./MI	55,473	844,854
Independent Bank Group Inc.	24,010	768,320
Lakeland Bancorp. Inc.	90,818	1,070,744
Lakeland Financial Corp.	39,669	1,849,369
LCNB Corp.	26,903	440,133
Live Oak Bancshares Inc.	13,808	196,074
Macatawa Bank Corp.	72,437	438,244
MainSource Financial Group Inc.	52,419	1,199,347
MBT Financial Corp.[a]	70,149	479,118
Mercantile Bank Corp.	40,839	1,002,189
Merchants Bancshares Inc./VT	15,535	489,197
Metro Bancorp. Inc.	28,552	895,962
Middleburg Financial Corp.	19,081	352,617
MidSouth Bancorp. Inc.	25,945	235,581
MidWestOne Financial Group Inc.	20,942	636,846
Monarch Financial Holdings Inc.	38,501	692,633
National Bankshares Inc.	20,055	712,755
National Commerce Corp.[a]	17,291	433,140
NewBridge Bancorp.	87,370	1,064,167
Northrim BanCorp. Inc.	20,035	532,931
OFG Bancorp.	102,316	748,953
Old Line Bancshares Inc.	27,527	483,649
Old Second Bancorp. Inc.[a]	73,999	580,152
Orrstown Financial Services Inc.	24,062	432,635
Pacific Continental Corp.	48,988	728,941
Pacific Mercantile Bancorp.[a]	43,912	312,214
Pacific Premier Bancorp. Inc.[a,b]	51,169	1,087,341
Park Sterling Corp.	115,311	844,077
Peapack Gladstone Financial Corp.	37,263	768,363
Penns Woods Bancorp. Inc.	13,974	593,336
People’s Utah Bancorp.	8,497	146,233
Peoples Bancorp. Inc./OH	44,763	843,335
Peoples Financial Corp./MSa	6,241	56,793
Peoples Financial Services Corp.	19,780	753,222

288

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2015

Security	Shares	Value

Preferred Bank/Los Angeles CA	28,548	$942,655
Premier Financial Bancorp. Inc.	18,739	308,069
QCR Holdings Inc.	30,419	738,878
Renasant Corp.	93,703	3,224,320
Republic Bancorp. Inc./KY Class A	25,207	665,717
Republic First Bancorp. Inc.[a,b]	79,116	342,572
Royal Bancshares of Pennsylvania Inc.[a]	59,560	124,480
Sandy Spring Bancorp. Inc.	58,011	1,563,977
Seacoast Banking Corp. of Florida[a]	57,904	867,402
ServisFirst Bancshares Inc.	52,877	2,513,244
Shore Bancshares Inc.	29,310	318,893
Sierra Bancorp.	34,307	605,519
Southcoast Financial Corp.[a]	8,199	127,494
Southern National Bancorp. of Virginia Inc.	38,872	507,668
Southside Bancshares Inc.	61,067	1,466,829
Southwest Bancorp. Inc.	46,877	819,410
State Bank Financial Corp.	84,785	1,783,029
Stock Yards Bancorp. Inc.	35,433	1,339,013
Stonegate Bank	27,498	903,584
Suffolk Bancorp.	28,634	811,774
Sun Bancorp. Inc./NJa,b	24,747	510,778
Tompkins Financial Corp.	35,518	1,994,691
TowneBank/Portsmouth VA	107,880	2,251,456
TriCo Bancshares	53,501	1,468,067
Tristate Capital Holdings Inc.[a,b]	52,427	733,454
Triumph Bancorp. Inc.[a]	38,773	639,754
United Security Bancshares Inc./AL	21,320	189,535
United Security Bancshares/Fresno CAa	33,718	180,053
Unity Bancorp. Inc.	3,305	41,312
Univest Corp. of Pennsylvania	47,173	984,029
Veritex Holdings Inc.[a]	21,686	351,530
Washington Trust Bancorp. Inc.	35,549	1,404,896
West Bancorp. Inc.	40,680	803,430
Westbury Bancorp. Inc.[a]	18,601	330,354
Wilshire Bancorp. Inc.	164,852	1,904,041
Yadkin Financial Corp.	60,656	1,526,712

		124,106,068

Security	Shares	Value

BEVERAGES — 0.20%
Castle Brands Inc.[a]	178,279	$219,283
Craft Brew Alliance Inc.[a,b]	24,873	208,187
MGP Ingredients Inc.	23,964	621,866
Primo Water Corp.[a]	48,592	388,736
Reed’s Inc.[a,b]	31,417	168,395

		1,606,467
BIOTECHNOLOGY — 9.15%
Abeona Therapeutics Inc.[a]	27,665	92,954
Actinium Pharmaceuticals Inc.[a,b]	78,256	252,767
Adamas Pharmaceuticals Inc.[a,b]	24,411	691,320
Advaxis Inc.[a,b]	70,836	712,610
Aegerion Pharmaceuticals Inc.[a,b]	58,781	593,688
Affimed NVa,b	36,703	261,325
Agenus Inc.[a,b]	178,318	809,564
Akebia Therapeutics Inc.[a,b]	61,363	792,810
Anthera Pharmaceuticals Inc.[a,b]	93,034	431,678
Applied Genetic Technologies Corp./DEa	21,871	446,168
Ardelyx Inc.[a]	40,076	726,177
Argos Therapeutics Inc.[a,b]	29,964	69,217
ArQule Inc.[a]	149,187	323,736
Arrowhead Research Corp.[a,b]	138,665	852,790
Asterias Biotherapeutics Inc.[a,b]	27,976	109,946
Athersys Inc.[a,b]	220,027	226,628
aTyr Pharma Inc.[a,b]	14,850	145,976
Avalanche Biotechnologies Inc.[a,b]	46,342	441,176
AVEO Pharmaceuticals Inc.[a]	133,064	167,661
Bellicum Pharmaceuticals Inc.[a]	19,558	396,441
BIND Therapeutics Inc.[a]	33,407	76,502
Biocept Inc.[a,b]	42,959	59,283
BioCryst Pharmaceuticals Inc.[a,b]	168,868	1,742,718
BioSpecifics Technologies Corp.[a,b]	12,069	518,605
Biota Pharmaceuticals Inc.[a]	80,539	156,246
BioTime Inc.[a,b]	135,312	554,779
Blueprint Medicines Corp.[a]	22,063	581,139
Brainstorm Cell Therapeutics Inc.[a,b]	43,123	123,332
Caladrius Biosciences Inc.[a,b]	108,651	117,343
Calithera Biosciences Inc.[a,b]	24,388	186,812
Cancer Genetics Inc.[a,b]	22,735	75,026
Capricor Therapeutics Inc.[a,b]	16,114	49,470

289

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2015

Security	Shares	Value

Cara Therapeutics Inc.[a]	46,578	$785,305
CASI Pharmaceuticals Inc.[a]	34,520	33,139
Catabasis Pharmaceuticals Inc.[a]	10,141	80,418
Catalyst Biosciences Inc.	10,434	32,658
Catalyst Pharmaceuticals Inc.[a,b]	183,361	449,234
Celator Pharmaceuticals Inc.[a,b]	63,102	111,060
Celladon Corp.[a]	50,787	74,657
Cellular Biomedicine Group Inc.[a,b]	23,504	505,101
Celsion Corp.[a]	49,375	94,800
Cerulean Pharma Inc.[a,b]	45,002	126,006
ChemoCentryx Inc.[a]	66,407	537,897
Chiasma Inc.[a,b]	16,958	331,868
Cidara Therapeutics Inc.[a]	13,207	226,632
Coherus Biosciences Inc.[a,b]	54,661	1,255,017
CoLucid Pharmaceuticals Inc.[a,b]	8,425	70,517
Conatus Pharmaceuticals Inc.[a,b]	33,002	95,046
Concert Pharmaceuticals Inc.[a,b]	36,158	685,917
Contrafect Corp.[a,b]	44,831	212,947
Corbus Pharmaceuticals Holdings Inc.[a]	50,329	83,043
CorMedix Inc.[a,b]	91,419	185,581
CTI BioPharma Corp.[a,b]	494,505	608,241
Curis Inc.[a]	261,843	761,963
Cytokinetics Inc.[a,b]	80,813	845,304
CytomX Therapeutics Inc.[a]	17,940	374,408
CytRx Corp.[a,b]	156,489	414,696
Dicerna Pharmaceuticals Inc.[a,b]	35,358	419,699
Dimension Therapeutics Inc.[b]	14,288	161,169
Dynavax Technologies Corp.[a]	85,180	2,057,949
Edge Therapeutics Inc.[a]	19,683	246,037
Eleven Biotherapeutics Inc.[a]	32,038	96,434
Enanta Pharmaceuticals Inc.[a,b]	37,354	1,233,429
EPIRUS Biopharmaceuticals Inc.[a]	40,805	126,087
Exelixis Inc.[a,b]	523,381	2,951,869
Fate Therapeutics Inc.[a]	61,713	207,973
Fibrocell Science Inc.[a,b]	62,786	285,676
Five Prime Therapeutics Inc.[a]	52,565	2,181,447
Flexion Therapeutics Inc.[a,b]	33,432	644,235
Fortress Biotech Inc.[a,b]	83,733	233,615
Galectin Therapeutics Inc.[a]	58,875	96,555
Galena Biopharma Inc.[a,b]	381,832	561,293
Genocea Biosciences Inc.[a,b]	52,556	276,970
Geron Corp.[a,b]	365,661	1,769,799
GlycoMimetics Inc.[a]	25,057	143,326

Security	Shares	Value

GTx Inc.[a,b]	161,593	$113,115
Heat Biologics Inc.[a]	15,961	38,945
Heron Therapeutics Inc.[a,b]	67,648	1,806,202
Histogenics Corp.[a]	15,718	55,013
Idera Pharmaceuticals Inc.[a,b]	199,966	617,895
Ignyta Inc.[a,b]	50,984	683,186
Immune Design Corp.[a,b]	26,848	539,108
Immune Pharmaceuticals Inc.[a,b]	68,691	50,213
Immunomedics Inc.[a,b]	232,170	712,762
Infinity Pharmaceuticals Inc.[a,b]	114,410	898,118
Inotek Pharmaceuticals Corp.[a]	16,526	187,240
Inovio Pharmaceuticals Inc.[a,b]	165,552	1,112,509
Invitae Corp.[a]	17,514	143,790
IsoRay Inc.[a,b]	140,233	131,468
Karyopharm Therapeutics Inc.[a,b]	53,374	707,205
Kindred Biosciences Inc.[a]	33,041	112,339
La Jolla Pharmaceutical Co.[a,b]	31,922	861,894
Lion Biotechnologies Inc.[a]	105,594	815,186
Loxo Oncology Inc.[a]	21,247	604,477
MacroGenics Inc.[a,b]	73,405	2,273,353
Medgenics Inc.[a]	54,292	326,838
MediciNova Inc.[a]	66,884	237,438
MEI Pharma Inc.[a,b]	74,303	118,885
Minerva Neurosciences Inc.[a]	24,024	145,826
Mirati Therapeutics Inc.[a,b]	26,593	840,339
Mirna Therapeutics Inc.[a,b]	2,751	17,194
NanoViricides Inc.[a,b]	117,400	138,532
Navidea Biopharmaceuticals Inc.[a,b]	376,033	500,124
Neothetics Inc.[a,b]	32,815	45,613
NephroGenex Inc.[a,b]	16,390	26,224
Neuralstem Inc.[a,b]	171,398	176,540
Nivalis Therapeutics Inc.[a,b]	14,172	109,691
Northwest Biotherapeutics Inc.[a,b]	111,108	355,546
Ocata Therapeutics Inc.[a]	106,023	892,714
Ohr Pharmaceutical Inc.[a,b]	67,471	414,272
OncoGenex Pharmaceuticals Inc.[a]	73,415	88,832
OncoMed Pharmaceuticals Inc.[a,b]	39,362	887,219
Onconova Therapeutics Inc.[a,b]	33,275	31,838
Oncothyreon Inc.[a,b]	219,202	486,628
Orexigen Therapeutics Inc.[a,b]	236,797	407,291
Organovo Holdings Inc.[a,b]	210,741	524,745

290

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2015

Security	Shares	Value

Osiris Therapeutics Inc.[b]	45,109	$468,231
Otonomy Inc.[a,b]	34,456	956,154
OvaScience Inc.[a,b]	54,757	534,976
OXiGENE Inc.[a,b]	59,922	44,564
Peregrine Pharmaceuticals Inc.[a]	473,746	554,283
Pfenex Inc.[a]	38,216	473,114
PharmAthene Inc.[a,b]	152,457	289,668
Progenics Pharmaceuticals Inc.[a,b]	163,590	1,002,807
Proteon Therapeutics Inc.[a]	17,607	273,085
Raptor Pharmaceutical Corp.[a]	187,711	976,097
Recro Pharma Inc.[a]	11,362	102,258
REGENXBIO Inc.[a,b]	16,952	281,403
Regulus Therapeutics Inc.[a,b]	65,526	571,387
Rigel Pharmaceuticals Inc.[a]	207,346	628,258
Sorrento Therapeutics Inc.[a,b]	66,304	577,508
Spectrum Pharmaceuticals Inc.[a,b]	157,313	948,597
Stemline Therapeutics Inc.[a]	39,911	251,838
Sunesis Pharmaceuticals Inc.[a,b]	146,135	131,156
Synergy Pharmaceuticals Inc.[a,b]	234,477	1,329,485
Synta Pharmaceuticals Corp.[a]	212,556	74,820
Synthetic Biologics Inc.[a]	142,959	327,376
T2 Biosystems Inc.[a,b]	26,075	285,260
Tenax Therapeutics Inc.[a,b]	62,858	206,174
TG Therapeutics Inc.[a,b]	82,447	983,593
Threshold Pharmaceuticals Inc.[a]	154,723	74,252
Tobira Therapeutics Inc.[a,b]	7,384	74,209
Tokai Pharmaceuticals Inc.[a,b]	23,797	207,510
Tonix Pharmaceuticals Holding Corp.[a]	45,651	350,143
Tracon Pharmaceuticals Inc.[a,b]	10,249	94,701
Trevena Inc.[a,b]	75,298	790,629
TrovaGene Inc.[a,b]	73,717	398,072
Vanda Pharmaceuticals Inc.[a]	97,471	907,455
Verastem Inc.[a]	76,647	142,563
Vericel Corp.[a]	31,145	80,354
Versartis Inc.[a]	52,710	653,077
Vitae Pharmaceuticals Inc.[a,b]	31,918	577,716
Vital Therapies Inc.[a,b]	49,227	567,095
Voyager Therapeutics Inc.[a,b]	13,456	294,686
vTv Therapeutics Inc. Class Aa,b	16,909	115,150
XBiotech Inc.[a,b]	9,341	101,537
Xencor Inc.[a]	66,433	971,250
XOMA Corp.[a,b]	213,394	283,814

Security	Shares	Value

Zafgen Inc.[a,b]	38,413	$241,618

		73,895,174
BUILDING PRODUCTS — 1.17%
Alpha Pro Tech Ltd.[a]	47,427	82,997
American Woodmark Corp.[a]	29,761	2,380,285
Gibraltar Industries Inc.[a]	72,076	1,833,614
Insteel Industries Inc.	42,132	881,401
Patrick Industries Inc.[a]	30,176	1,312,656
PGT Inc.[a]	111,501	1,269,996
Quanex Building Products Corp.	79,456	1,656,658

		9,417,607
CAPITAL MARKETS — 1.12%
6D Global Technologies Inc.[a,b]	46,361	134,910
Arlington Asset Investment Corp. Class Ab	47,166	624,006
Cowen Group Inc. Class Aa,b	260,831	998,983
Diamond Hill Investment Group Inc.	7,205	1,361,745
FBR & Co.	16,050	319,395
Fifth Street Asset Management Inc.	29,988	97,761
FXCM Inc.[b]	11,582	193,767
Hennessy Advisors Inc.	8,257	247,462
INTL FCStone Inc.[a]	34,806	1,164,609
Ladenburg Thalmann Financial Services Inc.[a,b]	253,679	700,154
Manning & Napier Inc.	38,924	330,465
Medley Management Inc.	26,500	150,785
Oppenheimer Holdings Inc. Class A	24,729	429,790
Pzena Investment Management Inc. Class A	32,520	279,672
RCS Capital Corp. Class Aa	116,094	35,351
Safeguard Scientifics Inc.[a,b]	50,959	739,415
Silvercrest Asset Management Group Inc.	23,639	281,068
U.S. Global Investors Inc. Class A	3,541	4,143
Westwood Holdings Group Inc.	18,804	979,500

		9,072,981
CHEMICALS — 1.09%
American Vanguard Corp.	66,471	931,259
Chase Corp.	16,359	666,302
China Green Agriculture Inc.[a,b]	64,377	98,497

291

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2015

Security	Shares	Value

Codexis Inc.[a]	85,087	$359,918
Core Molding Technologies Inc.[a,b]	18,992	243,667
Flotek Industries Inc.[a,b]	122,773	1,404,523
FutureFuel Corp.	56,892	768,042
Hawkins Inc.	24,742	885,021
KMG Chemicals Inc.	23,040	530,381
Koppers Holdings Inc.	46,889	855,724
Marrone Bio Innovations Inc.[a,b]	47,674	52,441
Northern Technologies International Corp.[a]	10,048	139,366
OMNOVA Solutions Inc.[a]	108,267	663,677
Rentech Inc.[a]	53,703	189,035
Senomyx Inc.[a,b]	105,125	396,321
Trecora Resources[a]	49,494	613,231

		8,797,405
COMMERCIAL SERVICES & SUPPLIES — 1.21%
AMREP Corp.[a]	4,369	19,005
ARC Document Solutions Inc.[a]	97,143	429,372
Casella Waste Systems Inc. Class Aa,b	96,268	575,683
CECO Environmental Corp.	63,418	487,050
Cenveo Inc.[a,b]	146,784	127,908
Civeo Corp.	243,419	345,655
Ecology and Environment Inc. Class A	9,214	94,259
Ennis Inc.	59,072	1,137,136
Fuel Tech Inc.[a]	48,405	91,485
Heritage-Crystal Clean Inc.[a,b]	29,752	315,371
Hudson Technologies Inc.[a]	65,710	195,159
InnerWorkings Inc.[a,b]	89,779	673,343
Kimball International Inc. Class B	78,435	766,310
MagneGas Corp.[a,b]	71,336	114,851
Performant Financial Corp.[a]	75,612	135,345
SP Plus Corp.[a]	38,804	927,416
Team Inc.[a,b]	48,132	1,538,299
TRC Companies Inc.[a,b]	38,453	355,690
Versar Inc.[a]	37,315	115,303
Viad Corp.	46,561	1,314,417

		9,759,057
COMMUNICATIONS EQUIPMENT — 1.73%
Aerohive Networks Inc.[a,b]	56,305	287,719
Alliance Fiber Optic Products Inc.	33,487	507,663
Applied Optoelectronics Inc.[a,b]	39,540	678,506

Security	Shares	Value

Aviat Networks Inc.[a]	158,959	$122,049
Bel Fuse Inc. Class B	25,473	440,428
Black Box Corp.	36,657	349,341
CalAmp Corp.[a,b]	83,605	1,666,248
Calix Inc.[a,b]	103,360	813,443
Clearfield Inc.[a,b]	28,136	377,304
ClearOne Inc.	19,214	248,437
Communications Systems Inc.	23,933	185,959
Comtech Telecommunications Corp.	36,662	736,540
Digi International Inc.[a]	58,789	669,019
EMCORE Corp.[a,b]	45,520	279,038
Extreme Networks Inc.[a]	233,751	953,704
Harmonic Inc.[a,b]	203,878	829,783
KVH Industries Inc.[a]	38,790	365,402
MRV Communications Inc.[a]	15,389	187,746
Novatel Wireless Inc.[a,b]	91,573	152,927
Numerex Corp. Class Aa	36,875	236,737
Oclaro Inc.[a,b]	225,803	785,794
PC-Tel Inc.	52,371	238,288
RELM Wireless Corp.[a]	23,239	91,562
ShoreTel Inc.[a]	151,344	1,339,394
Sonus Networks Inc.[a,b]	115,605	824,264
TESSCO Technologies Inc.	14,367	279,725
Westell Technologies Inc. Class Aa	129,044	162,595
Xtera Communications Inc.[a,b]	17,217	77,477
Zhone Technologies Inc.[a]	69,478	69,478

		13,956,570
CONSTRUCTION & ENGINEERING — 0.97%
Ameren Inc. Class Aa	49,653	310,331
Argan Inc.	29,863	967,561
Comfort Systems USA Inc.	86,573	2,460,405
Furmanite Corp.[a,b]	87,551	583,090
Goldfield Corp. (The)[a,b]	85,701	132,836
Great Lakes Dredge & Dock Corp.[a]	139,966	554,265
HC2 Holdings Inc.[a,b]	63,716	337,058
Integrated Electrical Services Inc.[a]	3,273	36,232
Layne Christensen Co.[a,b]	48,170	253,374
MYR Group Inc.[a]	47,951	988,270
Northwest Pipe Co.[a,b]	26,499	296,524
NV5 Global Inc.[a,b]	13,112	288,202

292

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2015

Security	Shares	Value

Orion Marine Group Inc.[a]	70,912	$295,703
Sterling Construction Co. Inc.[a]	50,562	307,417

		7,811,268
CONSTRUCTION MATERIALS — 0.26%
U.S. Concrete Inc.[a,b]	34,303	1,806,396
U.S. Lime & Minerals Inc.	4,885	268,480

		2,074,876
CONSUMER FINANCE — 0.28%
Asta Funding Inc.[a]	34,297	272,661
Consumer Portfolio Services Inc.[a]	58,299	302,572
Emergent Capital Inc.[a,b]	54,588	201,430
Ezcorp Inc. Class Aa,b	118,738	592,503
First Marblehead Corp. (The)[a]	23,404	98,531
JG Wentworth Co. (The) Class Aa,b	35,139	63,250
Nicholas Financial Inc.[a]	24,321	283,340
QC Holdings Inc.	12,999	18,978
Regional Management Corp.[a]	26,858	415,493

		2,248,758
CONTAINERS & PACKAGING — 0.23%
AEP Industries Inc.[a]	9,396	724,901
Myers Industries Inc.	55,527	739,620
UFP Technologies Inc.[a]	17,014	405,274

		1,869,795
DISTRIBUTORS — 0.12%
Fenix Parts Inc.[a,b]	37,341	253,546
VOXX International Corp.[a]	51,520	270,995
Weyco Group Inc.	15,678	419,543

		944,084
DIVERSIFIED CONSUMER SERVICES — 1.14%
American Public Education Inc.[a]	38,421	715,015
Ascent Capital Group Inc. Class Aa	31,256	522,600
Bridgepoint Education Inc.[a]	37,070	282,103
Cambium Learning Group Inc.[a]	34,818	168,867
Career Education Corp.[a]	158,264	574,498
Carriage Services Inc.[b]	36,026	868,227
Chegg Inc.[a,b]	175,695	1,182,427
Collectors Universe Inc.	18,739	290,454
ITT Educational Services Inc.[a,b]	53,595	199,909
K12 Inc.[a]	76,700	674,960
Liberty Tax Inc.[b]	14,923	355,615

Security	Shares	Value

Lincoln Educational Services Corp.	55,247	$109,942
National American University Holdings Inc.	40,209	84,037
Strayer Education Inc.[a]	25,530	1,534,864
Universal Technical Institute Inc.	49,521	230,768
Weight Watchers International Inc.[a,b]	63,015	1,436,742

		9,231,028
DIVERSIFIED FINANCIAL SERVICES — 0.34%
A-Mark Precious Metals Inc.	5,937	113,990
GAIN Capital Holdings Inc.	72,240	585,866
Marlin Business Services Corp.	20,198	324,380
NewStar Financial Inc.[a]	56,323	505,781
PICO Holdings Inc.[a,b]	54,499	562,430
Resource America Inc. Class A	36,245	222,182
Tiptree Financial Inc.	69,667	427,755

		2,742,384
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.51%
8x8 Inc.[a]	204,046	2,336,327
Alaska Communications Systems Group Inc.[a]	129,543	226,700
Fairpoint Communications Inc.[a]	47,542	764,000
General Communication Inc. Class Aa,b	80,196	1,586,277
Hawaiian Telcom Holdco Inc.[a]	28,430	706,770
IDT Corp. Class B	37,567	438,031
inContact Inc.[a,b]	143,254	1,366,643
Inteliquent Inc.	77,403	1,375,451
Lumos Networks Corp.	55,703	623,874
magicJack VocalTec Ltd.[a,b]	37,855	357,730
Ooma Inc.[a]	16,109	102,292
ORBCOMM Inc.[a,b]	139,393	1,009,205
pdvWireless Inc.[a,b]	31,692	871,530
Straight Path Communications Inc. Class Ba,b	22,448	384,759
Towerstream Corp.[a]	152,935	58,100

		12,207,689
ELECTRIC UTILITIES — 0.22%
Genie Energy Ltd. Class B	30,422	339,205
Spark Energy Inc. Class A	12,177	252,308
Unitil Corp.	33,184	1,190,642

		1,782,155

293

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2015

Security	Shares	Value

ELECTRICAL EQUIPMENT — 0.78%
Active Power Inc.[a]	73,614	$95,698
Allied Motion Technologies Inc.	15,410	403,434
American Electric Technologies Inc.[a]	23,775	49,690
American Superconductor Corp.[a,b]	30,875	196,674
Blue Earth Inc.[a,b]	165,748	82,874
Broadwind Energy Inc.[a]	42,924	89,282
Energous Corp.[a]	34,135	270,008
Energy Focus Inc.[a]	17,123	235,441
Enphase Energy Inc.[a,b]	63,580	223,166
FuelCell Energy Inc.[a,b]	50,070	248,347
Global Power Equipment Group Inc.	35,155	122,339
LSI Industries Inc.	51,031	622,068
Orion Energy Systems Inc.[a]	73,798	160,142
Plug Power Inc.[a,b]	398,500	840,835
Powell Industries Inc.	21,537	560,608
Power Solutions International Inc.[a,b]	10,712	195,494
PowerSecure International Inc.[a,b]	51,737	778,642
Preformed Line Products Co.	6,216	261,694
Revolution Lighting Technologies Inc.[a,b]	92,030	73,164
SL Industries Inc.[a]	7,585	241,810
TCP International Holdings Ltd.[a,b]	18,927	18,264
Ultralife Corp.[a]	33,264	214,885
Vicor Corp.[a]	37,945	346,058

		6,330,617
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.19%
Agilysys Inc.[a]	37,917	378,791
Applied DNA Sciences Inc.[a,b]	48,963	158,640
Checkpoint Systems Inc.	96,448	604,729
ClearSign Combustion Corp.[a,b]	28,923	140,276
Control4 Corp.[a,b]	50,736	368,851
CTS Corp.	75,785	1,336,847
CUI Global Inc.[a,b]	52,650	370,656
Daktronics Inc.	87,446	762,529
Digital Ally Inc.[a,b]	8,859	55,989
DTS Inc./CAa	40,790	921,038
Electro Rent Corp.	38,037	349,940
Electro Scientific Industries Inc.	63,956	331,932

Security	Shares	Value

eMagin Corp.[a,b]	45,529	$63,285
ePlus Inc.[a]	13,133	1,224,784
Frequency Electronics Inc.[a]	21,028	223,317
GSI Group Inc.[a]	79,721	1,085,800
ID Systems Inc.[a]	33,928	156,069
Identiv Inc.[a,b]	24,823	49,398
IEC Electronics Corp.[a]	33,656	109,718
Iteris Inc.[a]	93,663	201,375
Kemet Corp.[a]	110,348	261,525
KEY Tronic Corp.[a]	27,663	210,239
Kimball Electronics Inc.[a]	68,241	749,969
LoJack Corp.[a]	48,637	270,422
LRAD Corp.[a]	57,381	114,188
Maxwell Technologies Inc.[a,b]	72,417	517,057
Mercury Systems Inc.[a]	78,525	1,441,719
Mesa Laboratories Inc.	7,173	713,713
Microvision Inc.[a,b]	114,452	327,333
MOCON Inc.	15,008	218,216
Multi-Fineline Electronix Inc.[a,b]	20,970	433,660
NAPCO Security Technologies Inc.[a]	33,834	199,621
Neonode Inc.[a,b]	92,656	234,420
PAR Technology Corp.[a]	28,640	192,747
Park Electrochemical Corp.	48,543	731,058
PC Connection Inc.	24,122	546,122
PCM Inc.[a]	26,910	267,216
Perceptron Inc.[a]	25,419	198,014
RadiSys Corp.[a]	88,492	245,123
Research Frontiers Inc.[a,b]	59,932	312,246
RF Industries Ltd.	17,560	77,088
Richardson Electronics Ltd./U.S.	34,713	196,823
Uni-Pixel Inc.[a,b]	31,967	16,591
Vishay Precision Group Inc.[a]	31,207	353,263

		17,722,337
ENERGY EQUIPMENT & SERVICES — 1.20%
Aspen Aerogels Inc.[a]	44,870	272,361
Basic Energy Services Inc.[a,b]	97,938	262,474
CHC Group Ltd.[b]	3,016	19,634
Dawson Geophysical Co.[a]	53,840	186,286
Enservco Corp.[a,b]	58,805	31,755
Era Group Inc.[a]	45,744	510,046
Forbes Energy Services Ltd.[a,b]	50,579	14,668
Geospace Technologies Corp.[a,b]	30,219	425,181

294

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2015

Security	Shares	Value

Gulf Island Fabrication Inc.	34,268	$358,443
Gulfmark Offshore Inc. Class Ab	56,687	264,728
Independence Contract Drilling Inc.[a,b]	40,809	206,085
ION Geophysical Corp.[a,b]	326,031	164,026
Key Energy Services Inc.[a,b]	301,568	145,386
Matrix Service Co.[a]	61,190	1,256,843
Mitcham Industries Inc.[a]	37,297	112,264
Natural Gas Services Group Inc.[a,b]	31,128	694,154
Nordic American Offshore Ltd.[a,b]	48,574	255,985
North Atlantic Drilling Ltd.[b]	15,664	38,533
Nuverra Environmental Solutions Inc.[a,b]	40,735	20,889
Parker Drilling Co.[a]	278,985	507,753
PHI Inc. NVS[a]	29,733	487,919
Pioneer Energy Services Corp.[a]	147,101	319,209
RigNet Inc.[a,b]	28,397	587,534
Seventy Seven Energy Inc.[a,b]	130,569	137,097
Synthesis Energy Systems Inc.[a,b]	179,156	171,811
Tesco Corp.	87,340	632,342
TETRA Technologies Inc.[a]	183,693	1,381,371
Willbros Group Inc.[a]	91,903	247,219

		9,711,996
FOOD & STAPLES RETAILING — 0.23%
Chefs’ Warehouse Inc. (The)[a,b]	44,492	742,126
Fairway Group Holdings Corp.[a,b]	49,944	32,968
Liberator Medical Holdings Inc.	72,274	241,395
Natural Grocers by Vitamin Cottage Inc.[a,b]	21,218	432,211
Village Super Market Inc. Class A	16,683	439,597

		1,888,297
FOOD PRODUCTS — 1.16%
Alico Inc.	9,287	359,314
Arcadia Biosciences Inc.[a,b]	21,775	66,196
Boulder Brands Inc.[a]	126,577	1,389,815
Calavo Growers Inc.	34,695	1,700,055
Coffee Holding Co. Inc.[a,b]	22,038	84,846
Farmer Bros. Co.[a]	19,023	613,872
Freshpet Inc.[a,b]	48,685	413,336
Inventure Foods Inc.[a,b]	48,603	345,081
John B Sanfilippo & Son Inc.	19,454	1,051,100
Landec Corp.[a,b]	63,492	751,110

Security	Shares	Value

Lifeway Foods Inc.[a]	12,742	$141,436
Limoneira Co.[b]	27,773	414,929
Omega Protein Corp.[a]	50,241	1,115,350
Rocky Mountain Chocolate Factory Inc.	19,810	212,958
S&W Seed Co.[a,b]	38,203	161,217
Seneca Foods Corp. Class Aa	18,437	534,304

		9,354,919
GAS UTILITIES — 0.33%
Chesapeake Utilities Corp.	34,146	1,937,785
Delta Natural Gas Co. Inc.	21,137	443,666
Gas Natural Inc.	36,855	274,570

		2,656,021
HEALTH CARE EQUIPMENT & SUPPLIES — 4.12%
Accuray Inc.[a,b]	182,621	1,232,692
Alliqua BioMedical Inc.[a]	45,876	98,175
Alphatec Holdings Inc.[a]	173,595	52,096
American Medical Alert Corp. Escrow[a,b]	12,839	0
AngioDynamics Inc.[a]	57,388	696,690
Anika Therapeutics Inc.[a,b]	34,312	1,309,346
Antares Pharma Inc.[a,b]	370,872	448,755
Atossa Genetics Inc.[a]	59,855	19,154
AtriCure Inc.[a]	66,758	1,498,049
Atrion Corp.	3,236	1,233,563
Avinger Inc.[a,b]	16,077	365,109
AxoGen Inc.[a]	56,152	280,760
Bellerophon Therapeutics Inc.	10,106	29,914
Biolase Inc.[a]	103,286	86,874
Bovie Medical Corp.[a]	57,305	120,340
Cardiovascular Systems Inc.[a,b]	74,329	1,123,854
Cerus Corp.[a,b]	222,953	1,409,063
Chembio Diagnostics Inc.[a,b]	4,598	24,507
Cogentix Medical Inc.[a]	76,329	98,464
ConforMIS Inc.[a,b]	23,978	414,580
Corindus Vascular Robotics Inc.[a,b]	60,270	193,467
CryoLife Inc.	60,143	648,342
Cutera Inc.[a]	32,198	411,812
Cynosure Inc. Class Aa,b	51,562	2,303,275
CytoSorbents Corp.[a,b]	39,270	218,734
Derma Sciences Inc.[a,b]	55,636	254,257
EndoChoice Holdings Inc.[a,b]	15,214	127,037
Entellus Medical Inc.[a]	14,012	236,242

295

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2015

Security	Shares	Value

EnteroMedics Inc.[a,b]	164,536	$21,406
Exactech Inc.[a]	25,222	457,779
Fonar Corp.[a]	15,273	263,612
GenMark Diagnostics Inc.[a,b]	100,548	780,252
Inogen Inc.[a,b]	36,787	1,474,791
Invacare Corp.	75,532	1,313,501
InVivo Therapeutics Holdings Corp.[a,b]	62,668	451,210
Invuity Inc.[a,b]	12,846	113,302
iRadimed Corp.[a,b]	7,968	223,343
Iridex Corp.[a]	21,765	202,197
Lantheus Holdings Inc.[a]	30,874	104,354
LeMaitre Vascular Inc.	29,538	509,530
Lombard Medical Inc.[a]	32,725	44,179
Merit Medical Systems Inc.[a]	101,185	1,881,029
Misonix Inc.[a]	8,922	83,778
Oncosec Medical Inc.[a,b]	38,189	90,508
OraSure Technologies Inc.[a,b]	130,549	840,736
Orthofix International NVa	43,669	1,712,261
Oxford Immunotec Global PLC[a,b]	49,530	569,595
PhotoMedex Inc.[a,b]	41,277	18,575
Retractable Technologies Inc.[a]	19,353	59,994
Rockwell Medical Inc.[a,b]	117,609	1,204,316
RTI Surgical Inc.[a]	135,383	537,470
Second Sight Medical Products Inc.[a,b]	27,877	164,196
Sientra Inc.[a,b]	21,981	130,128
STAAR Surgical Co.[a,b]	95,734	683,541
Sunshine Heart Inc.[a,b]	57,505	77,632
SurModics Inc.[a,b]	30,552	619,289
Symmetry Surgical Inc.[a]	28,980	266,616
Tandem Diabetes Care Inc.[a,b]	42,172	498,051
TearLab Corp.[a,b]	79,234	110,135
TransEnterix Inc.[a,b]	104,170	258,342
TriVascular Technologies Inc.[a,b]	23,770	158,070
Unilife Corp.[a,b]	275,494	136,397
Utah Medical Products Inc.	9,268	542,549
Vascular Solutions Inc.[a]	40,626	1,397,128
Veracyte Inc.[a]	31,661	227,959
Vermillion Inc.[a,b]	62,141	111,854

		33,274,756

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 2.40%
AAC Holdings Inc.[a,b]	18,340	$349,560
Aceto Corp.	66,511	1,794,467
Adcare Health Systems Inc.[b]	49,932	124,331
Addus HomeCare Corp.[a]	15,477	360,305
Alliance HealthCare Services Inc.[a]	12,657	116,191
Almost Family Inc.[a]	16,664	637,065
BioScrip Inc.[a,b]	159,049	278,336
BioTelemetry Inc.[a,b]	64,418	752,402
Civitas Solutions Inc.[a,b]	26,787	771,198
Cross Country Healthcare Inc.[a]	74,510	1,221,219
Digirad Corp.	53,717	311,021
Five Star Quality Care Inc.[a]	102,686	326,541
Genesis Healthcare Inc.[a]	85,248	295,811
Healthways Inc.[a]	71,760	923,551
InfuSystems Holdings Inc.[a]	62,221	189,774
Landauer Inc.[b]	22,514	741,161
LHC Group Inc.[a]	29,545	1,338,093
National Research Corp. Class A	25,188	404,015
Nobilis Health Corp.[a,b]	74,500	210,090
PharMerica Corp.[a]	70,422	2,464,770
Providence Service Corp. (The)[a,b]	31,437	1,475,024
Psychemedics Corp.	20,620	209,087
RadNet Inc.[a]	80,117	495,123
Sharps Compliance Corp.[a]	34,514	300,272
Triple-S Management Corp. Class Ba	56,314	1,346,468
Trupanion Inc.[a,b]	42,827	417,991
U.S. Physical Therapy Inc.	28,456	1,527,518

		19,381,384
HEALTH CARE TECHNOLOGY — 0.53%
Computer Programs & Systems Inc.	26,207	1,303,798
Connecture Inc.[a]	17,648	63,709
HealthStream Inc.[a,b]	58,016	1,276,352
HTG Molecular Diagnostics Inc.[a]	10,585	46,151
Icad Inc.[a]	36,844	190,484
Imprivata Inc.[a]	23,030	260,239
Simulations Plus Inc.	31,707	314,216
Streamline Health Solutions Inc.[a]	47,953	67,614
Vocera Communications Inc.[a]	61,959	755,900

		4,278,463

296

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2015

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 2.30%
Ark Restaurants Corp.	8,225	$189,998
Biglari Holdings Inc.[a,b]	3,272	1,066,083
Bravo Brio Restaurant Group Inc.[a]	37,738	339,642
Carrols Restaurant Group Inc.[a]	83,455	979,762
Century Casinos Inc.[a]	53,018	412,480
Chuy’s Holdings Inc.[a,b]	37,681	1,180,923
Cosi Inc.[a,b]	110,965	48,825
Del Frisco’s Restaurant Group Inc.[a]	56,171	899,859
Denny’s Corp.[a,b]	195,526	1,922,021
Diversified Restaurant Holdings Inc.[a]	38,378	86,351
Dover Motorsports Inc.	81,313	189,459
Eldorado Resorts Inc.[a]	66,908	735,988
Empire Resorts Inc.[b]	7,977	143,586
Famous Dave’s of America Inc.[a,b]	13,832	95,994
Fogo De Chao Inc.[a,b]	11,688	177,190
Golden Entertainment Inc.[a]	32,381	331,258
Good Times Restaurants Inc.[a,b]	34,953	167,774
Ignite Restaurant Group Inc.[a,b]	20,482	86,024
Intrawest Resorts Holdings Inc.[a]	41,786	326,767
Isle of Capri Casinos Inc.[a,b]	49,864	694,606
Jamba Inc.[a,b]	32,978	444,873
Kona Grill Inc.[a,b]	21,855	346,620
Luby’s Inc.[a]	52,186	233,271
Marcus Corp. (The)	44,339	841,111
Monarch Casino & Resort Inc.[a]	24,222	550,324
Morgans Hotel Group Co.[a]	68,308	230,198
Nathan’s Famous Inc.	8,013	413,150
Noodles & Co.[a,b]	27,802	269,401
Papa Murphy’s Holdings Inc.[a,b]	22,301	251,109
Peak Resorts Inc.[b]	40,069	240,815
Potbelly Corp.[a]	52,772	617,960
Rave Restaurant Group Inc.[a,b]	19,335	123,551
RCI Hospitality Holdings Inc.[a]	27,795	277,672
Red Lion Hotels Corp.[a]	38,934	272,927
Ruby Tuesday Inc.[a,b]	141,022	777,031
Ruth’s Hospitality Group Inc.	79,711	1,268,999
Town Sports International Holdings Inc.[a]	54,920	65,355
Zoe’s Kitchen Inc.[a,b]	44,385	1,241,892

		18,540,849

Security	Shares	Value

HOUSEHOLD DURABLES — 2.04%
Bassett Furniture Industries Inc.	26,085	$654,212
Beazer Homes USA Inc.[a]	75,337	865,622
Cavco Industries Inc.[a]	20,468	1,705,189
Century Communities Inc.[a]	36,703	650,010
CSS Industries Inc.	22,789	646,752
Dixie Group Inc. (The)[a,b]	41,987	219,592
Flexsteel Industries Inc.	14,453	638,533
Green Brick Partners Inc.[a,b]	48,699	350,633
Hooker Furniture Corp.	26,510	669,112
Hovnanian Enterprises Inc. Class Aa,b	275,667	498,957
Installed Building Products Inc.[a,b]	47,122	1,170,039
LGI Homes Inc.[a,b]	32,411	788,560
Libbey Inc.	49,598	1,057,429
Lifetime Brands Inc.	28,629	379,621
M/I Homes Inc.[a,b]	56,943	1,248,191
NACCO Industries Inc. Class A	9,732	410,690
New Home Co. Inc. (The)[a,b]	27,905	361,649
Skullcandy Inc.[a]	52,247	247,128
Stanley Furniture Co. Inc.[a]	56,048	156,374
Turtle Beach Corp.[a]	25,756	51,770
UCP Inc. Class Aa,b	27,197	195,818
Universal Electronics Inc.[a]	33,844	1,737,889
Vuzix Corp.[a,b]	32,484	246,554
WCI Communities Inc.[a,b]	36,489	812,975
ZAGG Inc.[a]	64,638	707,140

		16,470,439
HOUSEHOLD PRODUCTS — 0.31%
Central Garden & Pet Co. Class Aa	97,847	1,330,719
Oil-Dri Corp. of America	12,206	449,547
Orchids Paper Products Co.	22,109	683,610

		2,463,876
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.07%
Atlantic Power Corp.	281,633	554,817

		554,817
INSURANCE — 2.18%
1347 Property Insurance Holdings Inc.[a]	736	5,630
American Independence Corp.[a]	783	6,663

297

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2015

Security	Shares	Value

AMERISAFE Inc.	43,557	$2,217,051
Atlas Financial Holdings Inc.[a]	26,495	527,251
Baldwin & Lyons Inc. Class B	23,596	567,012
Blue Capital Reinsurance Holdings Ltd.	20,292	348,008
Citizens Inc./TXa,b	115,126	855,386
Conifer Holdings Inc.[a,b]	13,916	129,001
Crawford & Co. Class B	68,440	363,417
Donegal Group Inc. Class A	21,966	309,281
eHealth Inc.[a,b]	41,572	414,889
EMC Insurance Group Inc.	18,247	461,649
Federated National Holding Co.	33,761	997,975
First Acceptance Corp.[a]	53,977	128,465
Hallmark Financial Services Inc.[a]	36,906	431,431
HCI Group Inc.	19,913	693,968
Health Insurance Innovations Inc.[a,b]	19,950	133,665
Heritage Insurance Holdings Inc.[b]	58,350	1,273,197
Independence Holding Co.	18,307	253,552
Investors Title Co.	4,439	429,695
James River Group Holdings Ltd.	24,557	823,642
Kingstone Companies Inc.	15,634	140,706
National Interstate Corp.	15,629	417,294
Patriot National Inc.[a,b]	20,402	136,898
Phoenix Companies Inc. (The)[a]	13,566	502,485
State National Companies Inc.	71,753	703,897
Stewart Information Services Corp.	52,886	1,974,234
United Insurance Holdings Corp.	40,449	691,678
Universal Insurance Holdings Inc.[b]	72,921	1,690,309

		17,628,329
INTERNET & CATALOG RETAIL — 0.75%
1-800-Flowers.com Inc. Class Aa,b	56,849	413,861
Blue Nile Inc.[a,b]	27,391	1,017,028
CafePress Inc.[a]	23,799	91,388
CVSL Inc.[a,b]	26,132	25,871
Duluth Holdings Inc.[a]	17,942	261,774
EVINE Live Inc.[a]	119,294	212,343
FTD Companies Inc.[a,b]	43,256	1,132,009
Gaiam Inc. Class Aa	36,716	229,108
NutriSystem Inc.	65,997	1,428,175
Overstock.com Inc.[a]	27,380	336,226
PetMed Express Inc.	46,757	801,415
U.S. Auto Parts Network Inc.[a]	41,415	121,760

		6,070,958

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 3.23%
Actua Corp.[a,b]	93,369	$1,069,075
Amber Road Inc.[a,b]	42,926	218,493
Angie’s List Inc.[a,b]	102,149	955,093
Apigee Corp.[a,b]	13,696	109,979
Appfolio Inc.[a,b]	14,721	214,927
ARI Network Services Inc.[a]	5,573	25,079
Autobytel Inc.[a]	20,920	471,955
Bazaarvoice Inc.[a]	141,875	621,412
Blucora Inc.[a,b]	93,711	918,368
Brightcove Inc.[a]	76,495	474,269
Carbonite Inc.[a]	45,257	443,519
Care.com Inc.[a,b]	47,620	340,959
ChannelAdvisor Corp.[a,b]	50,229	695,672
Demand Media Inc.[a]	30,129	165,710
DHI Group Inc.[a]	100,079	917,724
EarthLink Holdings Corp.	241,445	1,793,936
eGain Corp.[a,b]	44,114	189,249
Everyday Health Inc.[a]	50,651	304,919
Five9 Inc.[a]	56,791	494,082
Global Sources Ltd.[a,b]	29,691	231,590
GTT Communications Inc.[a,b]	56,987	972,198
Instructure Inc.[a]	11,839	246,488
Internap Corp.[a,b]	129,484	828,698
IntraLinks Holdings Inc.[a]	91,670	831,447
Inuvo Inc.[a]	53,947	145,657
iPass Inc.[a]	160,760	160,760
Limelight Networks Inc.[a]	139,001	202,941
Liquidity Services Inc.[a]	58,096	377,624
Live Ventures Inc.[a,b]	30,143	44,009
LivePerson Inc.[a]	130,990	884,182
Marchex Inc. Class B	78,493	305,338
Marin Software Inc.[a]	75,765	271,239
MaxPoint Interactive Inc.[a,b]	18,343	31,367
MeetMe Inc.[a]	94,416	338,009
Monster Worldwide Inc.[a,b]	207,728	1,190,281
OPOWER Inc.[a,b]	60,008	633,684
Q2 Holdings Inc.[a,b]	45,354	1,195,985
QuinStreet Inc.[a]	84,329	361,771
Qumu Corp.[a]	24,399	66,121
RealNetworks Inc.[a]	57,879	245,986
Reis Inc.	21,995	521,941
Rightside Group Ltd.[a,b]	37,557	311,723

298

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2015

Security	Shares	Value

Rocket Fuel Inc.[a]	61,370	$214,181
SciQuest Inc.[a]	64,844	841,027
Spark Networks Inc.[a]	50,373	193,936
Support.com Inc.[a]	141,975	143,395
Synacor Inc.[a]	77,439	135,518
TechTarget Inc.[a]	48,133	386,508
Textura Corp.[a,b]	46,086	994,536
TheStreet Inc.	109,262	163,893
Travelzoo Inc.[a]	15,799	132,238
Tremor Video Inc.[a,b]	95,710	197,163
United Online Inc.[a]	36,377	428,885
Xactly Corp.[a]	21,751	185,536
XO Group Inc.[a]	62,414	1,002,369
YuMe Inc.[a]	61,314	215,212

		26,057,856
IT SERVICES — 1.36%
Cass Information Systems Inc.	25,901	1,332,865
CIBER Inc.[a]	185,415	650,807
Computer Task Group Inc.	38,888	257,439
Datalink Corp.[a]	48,992	333,146
Edgewater Technology Inc.[a]	27,926	223,687
Everi Holdings Inc.[a]	151,640	665,700
Forrester Research Inc.	23,842	679,020
Hackett Group Inc. (The)	55,611	893,669
Higher One Holdings Inc.[a]	91,673	297,020
Information Services Group Inc.	83,563	302,498
Innodata Inc.[a]	71,677	204,279
InterCloud Systems Inc.[a,b]	43,530	43,530
Lionbridge Technologies Inc.[a]	149,952	736,264
Mattersight Corp.[a]	40,202	263,725
ModusLink Global Solutions Inc.[a,b]	98,669	244,699
MoneyGram International Inc.[a]	65,073	408,008
NCI Inc. Class A	13,425	183,251
Perficient Inc.[a]	84,011	1,438,268
PFSweb Inc.[a]	31,048	399,588
Planet Payment Inc.[a]	112,373	342,738
PRGX Global Inc.[a]	58,970	219,368
ServiceSource International Inc.[a,b]	136,897	631,095
StarTek Inc.[a,b]	36,703	131,397
WidePoint Corp.[a,b]	198,181	137,736

		11,019,797

Security	Shares	Value

LEISURE PRODUCTS — 0.86%
Arctic Cat Inc.	29,608	$484,979
Black Diamond Inc.[a]	52,749	233,151
Escalade Inc.	24,692	327,169
JAKKS Pacific Inc.[a,b]	48,136	383,162
Johnson Outdoors Inc. Class A	12,415	271,764
LeapFrog Enterprises Inc.[a,b]	149,112	105,869
Malibu Boats Inc. Class Aa	43,435	711,031
Marine Products Corp.	23,492	141,892
MCBC Holdings Inc.[a]	19,117	261,903
Nautilus Inc.[a,b]	72,007	1,203,957
Smith & Wesson Holding Corp.[a,b]	123,803	2,721,190
Summer Infant Inc.[a]	43,403	96,789

		6,942,856
LIFE SCIENCES TOOLS & SERVICES — 1.05%
Affymetrix Inc.[a,b]	181,034	1,826,633
Albany Molecular Research Inc.[a,b]	57,988	1,151,062
Enzo Biochem Inc.[a]	89,234	401,553
Fluidigm Corp.[a,b]	66,672	720,724
Harvard Bioscience Inc.[a]	83,679	290,366
NanoString Technologies Inc.[a,b]	31,148	458,187
NeoGenomics Inc.[a,b]	127,781	1,005,636
Pacific Biosciences of California Inc.[a,b]	139,752	1,834,944
pSivida Corp.[a,b]	76,013	366,383
Sequenom Inc.[a,b]	277,719	455,459

		8,510,947
MACHINERY — 2.19%
Accuride Corp.[a]	93,401	155,046
Alamo Group Inc.	22,195	1,156,359
ARC Group Worldwide Inc.[a]	17,450	28,793
Blount International Inc.[a]	109,476	1,073,960
Blue Bird Corp.[a,b]	13,619	138,097
Columbus McKinnon Corp./NY	45,583	861,519
Commercial Vehicle Group Inc.[a]	72,454	199,973
Douglas Dynamics Inc.	52,098	1,097,705
Dynamic Materials Corp.	33,677	235,402
Eastern Co. (The)	17,874	335,137
Energy Recovery Inc.[a]	83,042	587,107
ExOne Co. (The)[a,b]	24,480	245,779
Federal Signal Corp.	144,529	2,290,785
FreightCar America Inc.	28,459	552,958

299

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2015

Security	Shares	Value

Gencor Industries Inc.[a,b]	16,969	$191,750
Global Brass & Copper Holdings Inc.	51,521	1,097,397
Graham Corp.	23,382	393,285
Hardinge Inc.	35,190	327,971
Hurco Companies Inc.	15,811	419,940
Jason Industries Inc.[a]	47,482	179,482
Kadant Inc.	25,643	1,041,362
Key Technology Inc.[a]	17,042	176,726
LB Foster Co. Class A	25,256	344,997
LS Starrett Co. (The) Class A	18,266	177,546
Lydall Inc.[a]	39,379	1,397,167
Manitex International Inc.[a,b]	34,976	208,107
MFRI Inc.[a]	17,687	115,673
Miller Industries Inc./TN	26,545	578,150
NN Inc.	61,683	983,227
Supreme Industries Inc. Class A	34,327	235,140
Titan International Inc.	96,800	381,392
Twin Disc Inc.	18,579	195,451
Xerium Technologies Inc.[a]	27,090	321,016

		17,724,399
MARINE — 0.18%
Eagle Bulk Shipping Inc.[a]	52,190	183,709
Golden Ocean Group Ltd.[b]	143,678	153,735
Navios Maritime Holdings Inc.	184,463	322,810
Rand Logistics Inc.[a]	66,953	107,125
Safe Bulkers Inc.	85,354	69,137
Scorpio Bulkers Inc.	64,069	633,639

		1,470,155
MEDIA — 1.32%
A H Belo Corp. Class A	51,129	255,645
Ballantyne Strong Inc.[a]	41,080	187,325
Beasley Broadcast Group Inc. Class A	20,217	72,579
Carmike Cinemas Inc.[a]	56,691	1,300,491
Central European Media Enterprises Ltd. Class Aa,b	171,699	461,870
Cumulus Media Inc. Class Aa,b	326,738	107,856
Daily Journal Corp.[a]	1,322	267,044
Emmis Communications Corp.[a]	112,878	72,242
Entercom Communications Corp. Class Aa,b	57,662	647,544

Security	Shares	Value

Entravision Communications Corp. Class A	146,066	$1,126,169
Harte-Hanks Inc.	107,388	347,937
Hemisphere Media Group Inc.[a,b]	26,395	389,326
Journal Media Group Inc.	57,959	696,667
Lee Enterprises Inc./IAa,b	137,976	231,800
McClatchy Co. (The) Class Aa,b	159,517	193,015
New Media Investment Group Inc.	104,273	2,029,153
Radio One Inc. Class Da	68,818	118,367
ReachLocal Inc.[a,b]	31,309	51,660
Reading International Inc. Class Aa	40,524	531,270
Saga Communications Inc. Class A	9,104	350,049
Salem Media Group Inc. Class A	30,763	153,200
SFX Entertainment Inc.[a,b]	104,250	19,818
Sizmek Inc.[a]	51,973	189,701
Townsquare Media Inc. Class Aa,b	19,641	234,906
Tribune Publishing Co.	61,894	570,663
You On Demand Holdings Inc.[a,b]	40,084	75,759

		10,682,056
METALS & MINING — 0.53%
A. M. Castle & Co.[a,b]	33,097	52,624
Ampco-Pittsburgh Corp.	21,065	216,127
Friedman Industries Inc.[b]	32,537	179,604
Gerber Scientific Inc. Escrow[a]	44,403	444
Gold Resource Corp.	138,340	229,644
Handy & Harman Ltd.[a]	6,058	124,249
Haynes International Inc.	29,975	1,099,783
Horsehead Holding Corp.[a,b]	130,738	268,013
Olympic Steel Inc.	21,908	253,695
Real Industry Inc.[a]	57,760	463,813
Ryerson Holding Corp.[a,b]	25,995	121,397
Schnitzer Steel Industries Inc. Class A	61,005	876,642
Synalloy Corp.	25,268	173,844
U.S. Antimony Corp.[a]	173,846	50,068
Universal Stainless & Alloy Products Inc.[a]	17,743	164,832

		4,274,779
MULTILINE RETAIL — 0.27%
Bon-Ton Stores Inc. (The)[b]	34,800	73,080
Fred’s Inc. Class A	84,635	1,385,475

300

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2015

Security	Shares	Value

Gordmans Stores Inc.[a,b]	21,694	$68,336
Tuesday Morning Corp.[a,b]	101,750	661,375

		2,188,266
OIL, GAS & CONSUMABLE FUELS — 2.34%
Abraxas Petroleum Corp.[a]	217,074	230,098
Adams Resources & Energy Inc.	5,819	223,450
Aemetis Inc.[a,b]	28,281	82,015
Amyris Inc.[a,b]	48,690	78,878
Approach Resources Inc.[a,b]	83,429	153,509
Ardmore Shipping Corp.	46,398	590,182
Bill Barrett Corp.[a,b]	114,975	451,852
Callon Petroleum Co.[a,b]	187,488	1,563,650
Cloud Peak Energy Inc.[a,b]	136,835	284,617
Comstock Resources Inc.[b]	110,562	206,751
Contango Oil & Gas Co.[a,b]	40,271	258,137
Dakota Plains Holdings Inc.[a]	147,059	36,574
DHT Holdings Inc.	214,439	1,734,811
Emerald Oil Inc.[a,b]	13,522	15,280
Energy Fuels Inc./Canada[a]	109,492	323,001
Energy XXI Ltd.[b]	213,361	215,495
Evolution Petroleum Corp.	64,783	311,606
EXCO Resources Inc.[a,b]	360,907	447,525
Frontline Ltd./Bermuda	558,636	1,670,322
FX Energy Inc.[a]	63,356	72,859
Gastar Exploration Inc.[a,b]	186,004	243,665
Gevo Inc.[a,b]	41,730	25,873
Goodrich Petroleum Corp.[a,b]	113,714	30,248
Halcon Resourses Corp.[b]	169,900	214,074
Hallador Energy Co.	26,501	120,845
Harvest Natural Resources Inc.[a,b]	104,169	44,272
Isramco Inc.[a,b]	2,641	235,868
Jones Energy Inc. Class Aa,b	68,031	261,919
Midstates Petroleum Co. Inc.[a]	10,242	20,689
Navios Maritime Acquisition Corp.	192,303	578,832
Northern Oil and Gas Inc.[a,b]	141,571	546,464
Pacific Ethanol Inc.[a,b]	71,791	343,161
Panhandle Oil and Gas Inc. Class A	39,585	639,694
Penn Virginia Corp.[a,b]	166,157	49,914
PetroQuest Energy Inc.[a,b]	145,904	72,952
Renewable Energy Group Inc.[a,b]	104,859	974,140
Resolute Energy Corp.[a]	180,785	157,283

Security	Shares	Value

REX American Resources Corp.[a,b]	13,451	$727,296
Rex Energy Corp.[a,b]	113,640	119,322
Ring Energy Inc.[a]	62,929	443,649
Sanchez Energy Corp.[a,b]	123,898	534,000
SandRidge Energy Inc.[a]	992,449	198,490
Solazyme Inc.[a,b]	192,155	476,544
Teekay Tankers Ltd. Class A	220,326	1,515,843
TransAtlantic Petroleum Ltd.[a]	81,846	113,766
Triangle Petroleum Corp.[a]	109,525	84,334
Uranium Energy Corp.[a,b]	218,790	231,917
VAALCO Energy Inc.[a]	129,758	207,613
Vertex Energy Inc.[a,b]	53,660	59,026
W&T Offshore Inc.[b]	78,239	180,732
Westmoreland Coal Co.[a,b]	42,314	248,806
Zion Oil & Gas Inc.[a]	120,920	224,911

		18,876,754
PAPER & FOREST PRODUCTS — 0.41%
Neenah Paper Inc.	38,403	2,397,499
Wausau Paper Corp.	92,453	945,794

		3,343,293
PERSONAL PRODUCTS — 0.45%
DS Healthcare Group Inc.[a,b]	33,533	86,180
Elizabeth Arden Inc.[a,b]	59,463	588,684
Female Health Co. (The)[a]	61,244	88,804
Mannatech Inc.[a]	6,445	122,390
Medifast Inc.	25,294	768,432
Natural Alternatives International Inc.[a]	15,527	160,549
Natural Health Trends Corp.[b]	18,381	616,315
Nature’s Sunshine Products Inc.	24,411	247,039
Nutraceutical International Corp.[a]	21,173	546,687
Synutra International Inc.[a,b]	50,139	236,155
United-Guardian Inc.	10,057	192,591

		3,653,826
PHARMACEUTICALS — 3.75%
AcelRx Pharmaceuticals Inc.[a]	79,133	304,662
Achaogen Inc.[a,b]	44,952	258,024
Aclaris Therapeutics Inc.	13,454	362,451
Adamis Pharmaceuticals Corp.[a,b]	41,438	223,765
Adolor Corp. Escrow[a]	77,501	1
Aerie Pharmaceuticals Inc.[a,b]	48,158	1,172,647

301

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2015

Security	Shares	Value

Agile Therapeutics Inc.[a]	27,814	$271,465
Alimera Sciences Inc.[a,b]	77,719	188,080
Amphastar Pharmaceuticals Inc.[a]	74,405	1,058,783
Ampio Pharmaceuticals Inc.[a,b]	98,578	345,023
ANI Pharmaceuticals Inc.[a,b]	18,550	837,069
Aoxing Pharmaceutical Co. Inc.[a,b]	101,809	68,019
Apricus Biosciences Inc.[a,b]	126,971	125,701
Aratana Therapeutics Inc.[a,b]	69,580	388,256
Assembly Biosciences Inc.[a,b]	35,126	263,796
Axsome Therapeutics Inc.	13,729	125,346
Bio-Path Holdings Inc.[a,b]	199,242	249,053
Biodel Inc.[a]	127,029	43,520
BioDelivery Sciences International Inc.[a,b]	108,315	518,829
Carbylan Therapeutics Inc.[a]	32,842	118,888
Collegium Pharmaceutical Inc.[a,b]	16,028	440,770
ContraVir Pharmaceuticals Inc.[a,b]	59,637	91,841
Corcept Therapeutics Inc.[a,b]	149,117	742,603
Corium International Inc.[a,b]	26,091	211,859
Cumberland Pharmaceuticals Inc.[a]	33,602	176,747
Cymabay Therapeutics Inc.[a]	51,327	86,743
Dermira Inc.[a]	35,626	1,233,016
Dipexium Pharmaceuticals Inc.[a,b]	12,941	144,939
DURECT Corp.[a,b]	266,472	588,903
Egalet Corp.[a,b]	30,215	332,969
Endocyte Inc.[a,b]	92,256	369,947
Flex Pharma Inc.[a,b]	14,405	179,342
Foamix Pharmaceuticals Ltd.[a]	54,107	438,808
Heska Corp.[a]	14,144	547,090
Imprimis Pharmaceuticals Inc.[a,b]	21,617	149,806
Intersect ENT Inc.[a,b]	39,074	879,165
Intra-Cellular Therapies Inc.[a]	62,210	3,346,276
Juniper Pharmaceuticals Inc.[a]	25,027	257,778
KemPharm Inc.[a]	14,871	295,338
Lipocine Inc.[a]	36,123	467,070
Marinus Pharmaceuticals Inc.[a,b]	12,056	92,108
MyoKardia Inc.[a]	15,666	229,664
Neos Therapeutics Inc.[a,b]	12,786	183,096
Ocera Therapeutics Inc.[a]	34,121	106,458
Ocular Therapeutix Inc.[a,b]	34,592	324,127
Omeros Corp.[a,b]	89,256	1,403,997
Pain Therapeutics Inc.[a]	100,291	175,509

Security	Shares	Value

Paratek Pharmaceuticals Inc.[a,b]	28,731	$545,027
Pernix Therapeutics Holdings Inc.[a,b]	104,457	308,148
POZEN Inc.[a]	68,554	468,224
Repros Therapeutics Inc.[a]	59,444	71,927
Revance Therapeutics Inc.[a,b]	42,905	1,465,635
SciClone Pharmaceuticals Inc.[a]	114,777	1,055,948
Sucampo Pharmaceuticals Inc. Class Aa,b	57,383	992,152
Supernus Pharmaceuticals Inc.[a,b]	80,617	1,083,492
Teligent Inc.[a,b]	99,491	885,470
Theravance Biopharma Inc.[a,b]	66,024	1,082,133
VIVUS Inc.[a,b]	242,572	247,423
XenoPort Inc.[a]	134,292	737,263
Zogenix Inc.[a,b]	57,418	846,341
Zynerba Pharmaceuticals Inc.[a,b]	10,090	101,606

		30,310,136
PROFESSIONAL SERVICES — 1.33%
Acacia Research Corp.	117,205	502,809
Barrett Business Services Inc.	16,464	716,843
CBIZ Inc.[a]	113,687	1,120,954
CDI Corp.	34,049	230,171
CRA International Inc.[a]	22,954	428,092
Franklin Covey Co.[a]	28,849	482,932
GP Strategies Corp.[a,b]	30,325	761,461
Heidrick & Struggles International Inc.	42,686	1,161,913
Hill International Inc.[a]	91,469	354,900
Hudson Global Inc.[a]	72,124	210,602
IDI Inc.[a,b]	23,272	170,816
Kelly Services Inc. Class A	67,532	1,090,642
Mistras Group Inc.[a]	38,743	739,604
Pendrell Corp.[a]	397,940	199,408
RCM Technologies Inc.	36,237	199,304
Resources Connection Inc.	87,753	1,433,884
Volt Information Sciences Inc.[a,b]	25,549	207,969
VSE Corp.	9,739	605,571
Willdan Group Inc.[a]	18,851	157,971

		10,775,846
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.54%
AG Mortgage Investment Trust Inc.	62,412	801,370
Agree Realty Corp.[b]	48,239	1,639,644

302

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2015

Security	Shares	Value

American Farmland Co.	21,642	$152,360
American Residential Properties Inc.[b]	76,300	1,442,070
Anworth Mortgage Asset Corp.	213,312	927,907
Apollo Commercial Real Estate Finance Inc.[b]	127,002	2,188,244
Apollo Residential Mortgage Inc.	76,048	908,774
Ares Commercial Real Estate Corp.	66,190	757,214
Armada Hoffler Properties Inc.	69,457	727,909
Ashford Hospitality Prime Inc.[b]	63,758	924,491
Bluerock Residential Growth REIT Inc.	47,654	564,700
BRT Realty Trust[a]	27,462	174,109
Campus Crest Communities Inc.	149,127	1,014,064
CareTrust REIT Inc.	112,086	1,227,342
CatchMark Timber Trust Inc. Class A	92,654	1,047,917
Cedar Realty Trust Inc.	193,661	1,371,120
Cherry Hill Mortgage Investment Corp.	22,710	295,230
City Office REIT Inc.	39,115	476,421
Community Healthcare Trust Inc.[b]	19,242	354,630
CorEnergy Infrastructure Trust Inc.[b]	26,347	390,989
Dynex Capital Inc.	104,735	665,067
Ellington Residential Mortgage REIT	20,009	247,111
First Potomac Realty Trust	132,389	1,509,235
Five Oaks Investment Corp.	35,485	193,748
Getty Realty Corp.	55,893	958,565
Gladstone Commercial Corp.	54,769	799,080
Gladstone Land Corp.[b]	28,262	244,466
Great Ajax Corp.	11,156	135,211
Gyrodyne LLC	22	557
Hannon Armstrong Sustainable Infrastructure Capital Inc.	89,340	1,690,313
Independence Realty Trust Inc.[b]	80,248	602,662
JAVELIN Mortgage Investment Corp.[b]	35,232	220,905
Jernigan Capital Inc.	15,169	226,777
Monmouth Real Estate Investment Corp.[b]	134,621	1,408,136
National Storage Affiliates Trust	55,419	949,327

Security	Shares	Value

New York Mortgage Trust Inc.[b]	246,449	$1,313,573
NexPoint Residential Trust Inc.	46,162	604,261
One Liberty Properties Inc.[b]	29,748	638,392
Orchid Island Capital Inc.[b]	53,532	531,573
Owens Realty Mortgage Inc.[b]	32,192	432,339
Preferred Apartment Communities Inc.[b]	55,793	729,772
RAIT Financial Trust[b]	190,633	514,709
Resource Capital Corp.[b]	71,645	914,190
Rexford Industrial Realty Inc.	125,659	2,055,781
Silver Bay Realty Trust Corp.	84,687	1,326,198
Sotherly Hotels Inc.	34,208	210,721
Terreno Realty Corp.[b]	98,870	2,236,439
UMH Properties Inc.[b]	60,196	609,184
United Development Funding IVb	71,099	782,089
Universal Health Realty Income Trust[b]	28,826	1,441,588
Urstadt Biddle Properties Inc. Class A	62,880	1,209,811
Western Asset Mortgage Capital Corp.[b]	94,982	970,716
Whitestone REIT[b]	57,345	688,713
ZAIS Financial Corp.	20,921	315,489

		44,763,203
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.54%
Altisource Asset Management Corp.[a]	1,976	33,908
Altisource Portfolio Solutions SAa,b	30,081	836,553
AV Homes Inc.[a,b]	31,180	399,416
Consolidated-Tomoka Land Co.	11,080	584,027
Farmland Partners Inc.	31,026	340,355
Forestar Group Inc.[a,b]	78,041	853,768
FRP Holdings Inc.[a,b]	16,590	563,065
Griffin Industrial Realty Inc.	4,728	123,353
Tejon Ranch Co.[a]	31,565	604,470

		4,338,915
ROAD & RAIL — 0.41%
Celadon Group Inc.	64,916	642,019
Covenant Transportation Group Inc. Class Aa	27,685	522,970
PAM Transportation Services Inc.[a]	8,515	234,929

303

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2015

Security	Shares	Value

Patriot Transportation Holding Inc.[a]	6,107	$141,682
Universal Truckload Services Inc.	18,890	265,216
USA Truck Inc.[a]	24,158	421,557
YRC Worldwide Inc.[a,b]	75,263	1,067,229

		3,295,602
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.97%
Adesto Technologies Corp.[a]	12,912	99,552
Alpha & Omega Semiconductor Ltd.[a]	45,139	414,827
Amtech Systems Inc.[a,b]	31,458	196,927
Applied Micro Circuits Corp.[a]	187,323	1,193,247
Axcelis Technologies Inc.[a,b]	261,001	675,993
AXT Inc.[a]	87,154	216,142
Cascade Microtech Inc.[a]	31,917	518,651
CEVA Inc.[a]	47,738	1,115,160
Cohu Inc.	59,968	723,814
CVD Equipment Corp.[a,b]	14,075	141,876
Cyberoptics Corp.[a]	22,570	172,660
DSP Group Inc.[a]	54,574	515,179
Exar Corp.[a]	89,929	551,265
FormFactor Inc.[a]	131,718	1,185,462
GigOptix Inc.[a]	79,960	243,078
GSI Technology Inc.[a]	48,933	182,031
Inphi Corp.[a,b]	88,611	2,394,269
Intermolecular Inc.[a,b]	120,200	278,864
inTEST Corp.[a]	30,770	130,157
IXYS Corp.	55,495	700,902
Kopin Corp.[a]	157,248	427,715
Mattson Technology Inc.[a,b]	173,488	612,413
MaxLinear Inc. Class Aa,b	119,453	1,759,543
MoSys Inc.[a,b]	156,115	170,165
Nanometrics Inc.[a]	56,530	855,864
NeoPhotonics Corp.[a]	64,848	704,249
NVE Corp.	11,781	661,857
PDF Solutions Inc.[a]	62,655	679,180
Photronics Inc.[a,b]	154,662	1,925,542
Pixelworks Inc.[a]	58,154	138,407
QuickLogic Corp.[a]	137,868	155,791
Rubicon Technology Inc.[a]	66,374	75,666
Rudolph Technologies Inc.[a,b]	74,125	1,054,057
Sigma Designs Inc.[a]	82,311	520,205

Security	Shares	Value

Solar3D Inc.[a,b]	47,441	$175,532
Ultra Clean Holdings Inc.[a,b]	71,775	367,488
Ultratech Inc.[a]	63,144	1,251,514
Xcerra Corp.[a]	125,578	759,747

		23,944,991
SOFTWARE — 2.84%
A10 Networks Inc.[a,b]	79,228	519,736
American Software Inc./GA Class A	60,528	616,175
Aware Inc.[a]	47,948	156,311
Bsquare Corp.[a]	31,573	192,280
Callidus Software Inc.[a]	128,694	2,389,848
Covisint Corp.[a]	96,222	240,555
Datawatch Corp.[a]	25,918	154,990
Digimarc Corp.[a,b]	18,500	675,435
Digital Turbine Inc.[a,b]	134,262	178,568
EnerNOC Inc.[a,b]	63,245	243,493
Epiq Systems Inc.	74,549	974,355
Evolving Systems Inc.	27,967	153,819
Exa Corp.[a]	30,812	357,727
FalconStor Software Inc.[a]	100,150	188,282
Gigamon Inc.[a,b]	62,936	1,672,210
GlobalSCAPE Inc.	33,319	131,943
Globant SAa,b	35,436	1,329,204
Glu Mobile Inc.[a,b]	278,432	676,590
Guidance Software Inc.[a,b]	46,805	281,766
Jive Software Inc.[a,b]	111,123	453,382
Mind CTI Ltd.	50,145	126,867
Mitek Systems Inc.[a]	61,773	253,887
MobileIron Inc.[a,b]	91,304	329,607
Model N Inc.[a]	51,350	573,066
NetSol Technologies Inc.[a]	23,812	184,781
Park City Group Inc.[a,b]	27,777	330,824
PROS Holdings Inc.[a,b]	55,852	1,286,830
QAD Inc. Class A	23,977	492,008
Rosetta Stone Inc.[a]	47,260	316,169
Rubicon Project Inc. (The)[a]	60,060	987,987
Sapiens International Corp. NV	55,836	569,527
SeaChange International Inc.[a,b]	80,453	542,253
Smith Micro Software Inc.[a]	110,454	80,521
Tangoe Inc.[a]	91,734	769,648
TeleCommunication Systems Inc. Class Aa	116,378	578,399

304

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2015

Security	Shares	Value

Telenav Inc.[a]	66,043	$375,785
TubeMogul Inc.[a,b]	36,162	491,803
Upland Software Inc.[a]	3,381	23,836
Varonis Systems Inc.[a,b]	20,714	389,423
VirnetX Holding Corp.[a,b]	105,391	270,855
Voltari Corp.[a,b]	12,569	62,845
Workiva Inc.[a]	16,962	298,022
Xura Inc.[a]	53,013	1,303,060
Zix Corp.[a]	138,249	702,305

		22,926,977
SPECIALTY RETAIL — 1.75%
Aeropostale Inc.[a,b]	179,798	50,343
America’s Car-Mart Inc./TXa,b	20,407	544,663
bebe stores inc.	65,848	37,204
Big 5 Sporting Goods Corp.	41,908	418,661
Boot Barn Holdings Inc.[a,b]	27,559	338,700
Build-A-Bear Workshop Inc.[a]	32,355	396,025
Christopher & Banks Corp.[a,b]	110,131	181,716
Citi Trends Inc.	36,214	769,548
Destination Maternity Corp.	31,744	276,808
Destination XL Group Inc.[a,b]	85,665	472,871
Haverty Furniture Companies Inc.	46,421	995,266
hhgregg Inc.[a]	21,923	80,238
Kirkland’s Inc.	39,606	574,287
Lumber Liquidators Holdings Inc.[a,b]	61,504	1,067,709
MarineMax Inc.[a]	59,087	1,088,383
New York & Co. Inc.[a]	73,065	167,319
Pacific Sunwear of California Inc.[a,b]	142,076	34,184
Pep Boys-Manny Moe & Jack (The)[a]	123,825	2,279,618
Perfumania Holdings Inc.[a]	15,598	37,591
Sears Hometown and Outlet Stores Inc.[a]	28,434	227,472
Shoe Carnival Inc.	33,950	787,640
Sportsman’s Warehouse Holdings Inc.[a]	43,677	563,433
Stage Stores Inc.	71,619	652,449
Stein Mart Inc.	65,268	439,254
Systemax Inc.[a]	26,654	229,224
Tandy Leather Factory Inc.[a,b]	25,064	183,970
Tilly’s Inc. Class Aa	32,791	217,404

Security	Shares	Value

Trans World Entertainment Corp.[a]	44,942	$160,892
West Marine Inc.[a]	41,769	354,619
Winmark Corp.	5,649	525,414

		14,152,905
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.55%
Astro-Med Inc.	17,265	249,479
Avid Technology Inc.[a,b]	73,853	538,388
Concurrent Computer Corp.	35,530	175,874
CPI Card Group Inc.[a]	40,369	430,334
Hutchinson Technology Inc.[a]	80,585	289,300
Imation Corp.[a,b]	87,317	119,624
Immersion Corp.[a,b]	66,290	772,942
Intevac Inc.[a,b]	50,992	240,172
Quantum Corp.[a]	496,157	461,426
Silicon Graphics International Corp.[a,b]	81,017	478,000
TransAct Technologies Inc.	22,461	192,715
USA Technologies Inc.[a,b]	90,631	279,144
Violin Memory Inc.[a,b]	216,304	194,695

		4,422,093
TEXTILES, APPAREL & LUXURY GOODS — 0.80%
Charles & Colvard Ltd.[a]	68,159	76,338
Cherokee Inc.[a]	21,379	368,788
Crown Crafts Inc.	29,874	253,630
Culp Inc.	24,292	618,717
Delta Apparel Inc.[a]	20,693	290,530
Lakeland Industries Inc.[a]	19,429	231,982
Mossimo Inc. Escrow[a,b]	21,276	—
Movado Group Inc.	36,973	950,576
Perry Ellis International Inc.[a]	28,316	521,581
Rocky Brands Inc.	18,628	215,340
Sequential Brands Group Inc.[a,b]	85,278	674,549
Superior Uniform Group Inc.	20,024	340,008
Unifi Inc.[a]	33,919	954,820
Vera Bradley Inc.[a,b]	48,815	769,324
Vince Holding Corp.[a,b]	33,937	155,431

		6,421,614
THRIFTS & MORTGAGE FINANCE — 4.05%
Anchor BanCorp. Wisconsin Inc.[a]	20,625	897,600
ASB Bancorp. Inc.[a]	14,877	382,488
Atlantic Coast Financial Corp.[a]	9,666	56,643

305

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2015

Security	Shares	Value

Bank Mutual Corp.	114,420	$892,476
BankFinancial Corp.	55,454	700,384
BBX Capital Corp.[a,b]	9,595	150,162
Bear State Financial Inc.[a,b]	37,143	402,259
BSB Bancorp. Inc./MAa,b	27,204	636,302
Cape Bancorp. Inc.	36,610	455,062
Charter Financial Corp./MD	51,151	675,705
Cheviot Financial Corp.	25,038	383,832
Chicopee Bancorp. Inc.	11,008	190,879
Clifton Bancorp. Inc.	65,528	939,671
Dime Community Bancshares Inc.	75,130	1,314,024
Entegra Financial Corp.[a]	19,089	363,836
ESSA Bancorp. Inc.	29,151	398,786
Federal Agricultural Mortgage Corp. Class C	24,348	768,666
First Defiance Financial Corp.	23,170	875,363
First Financial Northwest Inc.	46,171	644,547
Fox Chase Bancorp. Inc.	34,068	691,240
HF Financial Corp.	2,141	40,443
Hingham Institution for Savings	4,465	534,907
Home Bancorp. Inc.	20,621	535,734
HomeStreet Inc.[a]	51,700	1,122,407
HopFed Bancorp. Inc.	24,826	297,664
IMPAC Mortgage Holdings Inc.[a,b]	19,750	355,500
Laporte Bancorp. Inc.	4,815	73,188
LendingTree Inc.[a,b]	14,456	1,290,632
Meridian Bancorp. Inc.	130,345	1,837,864
Meta Financial Group Inc.	18,717	859,672
NMI Holdings Inc. Class Aa	119,018	805,752
Ocean Shore Holding Co.	21,515	368,982
OceanFirst Financial Corp.	34,876	698,566
Provident Bancorp. Inc.[a]	2,242	29,550
Provident Financial Holdings Inc.	26,370	498,129
Prudential Bancorp. Inc.	7,919	120,052
Pulaski Financial Corp.	29,857	476,518
Riverview Bancorp. Inc.	60,631	284,359
Security National Financial Corp. Class Aa	24,783	162,329
SI Financial Group Inc.	40,287	549,917
Stonegate Mortgage Corp.[a,b]	36,874	200,963
Territorial Bancorp. Inc.	24,686	684,790
United Community Financial Corp./OH	134,157	791,526

Security	Shares	Value

United Financial Bancorp. Inc.	118,637	$1,528,044
Walker & Dunlop Inc.[a]	60,708	1,748,997
Walter Investment Management Corp.[a,b]	87,253	1,240,738
Waterstone Financial Inc.	71,083	1,002,270
Westfield Financial Inc.	46,690	392,196
WSFS Financial Corp.	72,789	2,355,452

		32,707,066
TOBACCO — 0.05%
22nd Century Group Inc.[a,b]	124,261	173,966
Alliance One International Inc.[a]	21,094	241,948

		415,914
TRADING COMPANIES & DISTRIBUTORS — 0.58%
BlueLinx Holdings Inc.[a]	119,477	63,323
BMC Stock Holdings Inc.[a,b]	87,758	1,469,946
CAI International Inc.[a]	40,727	410,528
DXP Enterprises Inc.[a,b]	28,726	654,953
General Finance Corp.[a,b]	27,632	110,252
Houston Wire & Cable Co.	41,988	221,697
Huttig Building Products Inc.[a,b]	51,820	196,916
Lawson Products Inc./DEa	14,897	347,845
Neff Corp.[a,b]	26,647	204,116
Titan Machinery Inc.[a,b]	39,849	435,549
Transcat Inc.[a]	23,246	231,065
Willis Lease Finance Corp.[a]	16,477	331,188

		4,677,378
WATER UTILITIES — 0.65%
Artesian Resources Corp. Class A	20,079	556,188
Cadiz Inc.[a,b]	45,937	241,629
Connecticut Water Service Inc.	26,882	1,021,785
Consolidated Water Co. Ltd.	35,302	432,097
Middlesex Water Co.	36,047	956,687
Pure Cycle Corp.[a,b]	48,338	232,022
SJW Corp.	35,153	1,042,286
York Water Co. (The)	29,506	735,880

		5,218,574
WIRELESS TELECOMMUNICATION SERVICES — 0.59%
Boingo Wireless Inc.[a,b]	87,119	576,728
Leap Wireless International Inc.	158,735	400,012
NTELOS Holdings Corp.[a]	41,449	378,844

306

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2015

Security	Shares	Value

Shenandoah Telecommunications Co.	56,022	$2,411,747
Spok Holdings Inc.	52,946	969,971

		4,737,302

TOTAL COMMON STOCKS
(Cost: $893,239,627)		804,888,418

RIGHTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Zion Oil & Gas Inc.[a,b]	1,225	—

		—

TOTAL RIGHTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 22.05%

MONEY MARKET FUNDS — 22.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	168,590,935	168,590,935

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	8,460,018	$8,460,018
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	1,033,281	1,033,281

		178,084,234

TOTAL SHORT-TERM INVESTMENTS
(Cost: $178,084,234)		178,084,234

TOTAL INVESTMENTS IN SECURITIES — 121.72%
(Cost: $1,071,323,861)		982,972,652
Other Assets, Less Liabilities — (21.72)%		(175,371,172)

NET ASSETS — 100.00%		$807,601,480

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of December 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	18	Mar. 2016	ICE Markets Equity	$2,036,700	$(6,520)

See accompanying notes to schedules of investments.

307

Schedule of Investments (Unaudited)

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 97.57%

DIVERSIFIED REITS — 0.55%
RAIT Financial Trust[a]	1,671,699	$4,513,587

		4,513,587
MORTGAGE REITS — 97.02%
AG Mortgage Investment Trust Inc.[a]	488,702	6,274,934
Altisource Residential Corp.[a]	970,336	12,041,870
American Capital Agency Corp.[a]	5,056,422	87,678,357
American Capital Mortgage Investment Corp.[a]	912,363	12,736,587
Annaly Capital Management Inc.[a]	13,727,380	128,762,824
Anworth Mortgage Asset Corp.	1,830,791	7,963,941
Apollo Commercial Real Estate Finance Inc.[a]	1,064,642	18,343,782
Apollo Residential Mortgage Inc.[a]	586,347	7,006,847
Arbor Realty Trust Inc.	803,845	5,747,492
Ares Commercial Real Estate Corp.	485,839	5,557,998
ARMOUR Residential REIT Inc.[a]	726,352	15,805,420
Blackstone Mortgage Trust Inc. Class A	1,317,186	35,247,897
Capstead Mortgage Corp.[a]	1,741,765	15,223,026
Cherry Hill Mortgage Investment Corp.	123,904	1,610,752
Chimera Investment Corp.[a]	2,672,813	36,457,169
Colony Capital Inc.[a]	1,852,604	36,088,726
CYS Investments Inc.[a]	2,820,103	20,107,334
Dynex Capital Inc.	901,402	5,723,903
Ellington Residential Mortgage REIT	127,018	1,568,672
Great Ajax Corp.	114,172	1,383,765
Hannon Armstrong Sustainable Infrastructure Capital Inc.	656,464	12,420,299
Hatteras Financial Corp.[a]	1,759,405	23,136,176
Invesco Mortgage Capital Inc.[a]	2,181,906	27,033,815
iStar Inc.[a,b]	1,555,862	18,250,261
MFA Financial Inc.[a]	5,396,824	35,619,038
New Residential Investment Corp.	3,310,509	40,255,789
New York Mortgage Trust Inc.[a]	1,996,462	10,641,142
Newcastle Investment Corp.[a]	1,172,445	4,783,576
Orchid Island Capital Inc.[a]	385,521	3,828,224

Security	Shares	Value

PennyMac Mortgage Investment Trust[c]	1,226,313	$18,713,536
Redwood Trust Inc.[a]	1,242,414	16,399,865
Resource Capital Corp.[a]	557,335	7,111,595
Starwood Property Trust Inc.[a]	3,426,692	70,452,788
Two Harbors Investment Corp.	5,088,785	41,219,159
Western Asset Mortgage Capital Corp.[a]	755,126	7,717,388
ZAIS Financial Corp.	105,654	1,593,262

		800,507,209

TOTAL COMMON STOCKS (Cost: $1,011,258,194)		805,020,796

SHORT-TERM INVESTMENTS — 15.35%

MONEY MARKET FUNDS — 15.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	120,188,632	120,188,632
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	6,031,154	6,031,154
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	434,937	434,937

		126,654,723

TOTAL SHORT-TERM INVESTMENTS (Cost: $126,654,723)		126,654,723

TOTAL INVESTMENTS IN SECURITIES — 112.92% (Cost: $1,137,912,917)		931,675,519
Other Assets, Less Liabilities — (12.92)%		(106,581,153)

NET ASSETS — 100.00%		$825,094,366

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

308

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.91%

BIOTECHNOLOGY — 79.28%
ACADIA Pharmaceuticals Inc.[a,b]	1,156,179	$41,217,781
Acceleron Pharma Inc.[a,b]	380,999	18,577,511
Achillion Pharmaceuticals Inc.[a,b]	1,564,433	16,880,232
Acorda Therapeutics Inc.[a,b]	494,458	21,152,913
Adamas Pharmaceuticals Inc.[a,b]	215,369	6,099,250
Aduro Biotech Inc.[a,b]	718,329	20,213,778
Aegerion Pharmaceuticals Inc.[a,b]	331,570	3,348,857
Affimed NVa,b	389,389	2,772,450
Agios Pharmaceuticals Inc.[a,b]	431,267	27,997,854
Akebia Therapeutics Inc.[a,b]	351,031	4,535,321
Alder Biopharmaceuticals Inc.[a,b]	499,678	16,504,364
Alexion Pharmaceuticals Inc.[a,b]	1,801,127	343,564,975
Alkermes PLC[a]	1,719,290	136,477,240
Alnylam Pharmaceuticals Inc.[a,b]	970,845	91,395,348
AMAG Pharmaceuticals Inc.[a,b]	369,380	11,151,582
Amarin Corp. PLC SP ADR[a]	2,065,013	3,902,875
Amgen Inc.	3,988,372	647,432,427
Amicus Therapeutics Inc.[a,b]	1,431,333	13,883,930
Anacor Pharmaceuticals Inc.[a,b]	505,545	57,111,419
Anthera Pharmaceuticals Inc.[a]	468,735	2,174,930
Applied Genetic Technologies Corp./DEa	209,960	4,283,184
Aquinox Pharmaceuticals Inc.[a]	202,123	2,522,495
Ardelyx Inc.[a]	301,293	5,459,429
Arena Pharmaceuticals Inc.[a,b]	2,778,830	5,279,777
ARIAD Pharmaceuticals Inc.[a,b]	2,168,795	13,554,969
Array BioPharma Inc.[a,b]	1,634,041	6,895,653
Arrowhead Research Corp.[a,b]	692,921	4,261,464
Atara Biotherapeutics Inc.[a,b]	331,713	8,760,540
aTyr Pharma Inc.[a,b]	277,054	2,723,441
Avalanche Biotechnologies Inc.[a,b]	295,122	2,809,561
Bellicum Pharmaceuticals Inc.[a]	307,607	6,235,194
BioCryst Pharmaceuticals Inc.[a,b]	840,218	8,671,050
Biogen Inc.[a]	2,240,944	686,513,194
BioMarin Pharmaceutical Inc.[a,b]	1,847,512	193,545,357
Bluebird Bio Inc.[a,b]	420,244	26,988,070
Blueprint Medicines Corp.[a,b]	313,895	8,267,994
Cara Therapeutics Inc.[a]	312,002	5,260,354
Celgene Corp.[a,b]	5,874,295	703,505,569
Celldex Therapeutics Inc.[a,b]	1,130,213	17,721,740

Security	Shares	Value

ChemoCentryx Inc.[a,b]	505,632	$4,095,619
Chiasma Inc.[a,b]	277,862	5,437,759
Chimerix Inc.[a,b]	528,724	4,732,080
China Biologic Products Inc.[a]	305,729	43,554,153
Clovis Oncology Inc.[a,b]	439,047	15,366,645
Coherus Biosciences Inc.[a,b]	449,765	10,326,604
Concert Pharmaceuticals Inc.[a,b]	253,016	4,799,714
Curis Inc.[a]	1,493,850	4,347,104
DBV Technologies SA SP ADR[a]	264,204	9,593,247
Dicerna Pharmaceuticals Inc.[a,b]	240,417	2,853,750
Eagle Pharmaceuticals Inc./DEa,b	179,944	15,955,635
Enanta Pharmaceuticals Inc.[a,b]	214,403	7,079,587
Epizyme Inc.[a,b]	477,814	7,654,580
Esperion Therapeutics Inc.[a,b]	261,250	5,815,425
Exelixis Inc.[a,b]	2,603,369	14,683,001
FibroGen Inc.[a,b]	707,560	21,559,353
Five Prime Therapeutics Inc.[a,b]	315,200	13,080,800
Flexion Therapeutics Inc.[a]	250,474	4,826,634
Foundation Medicine Inc.[a,b]	394,716	8,312,719
Genomic Health Inc.[a,b]	372,847	13,124,214
Geron Corp.[a,b]	1,812,788	8,773,894
Gilead Sciences Inc.	6,065,221	613,739,713
Grifols SA ADR	886,811	28,732,676
Halozyme Therapeutics Inc.[a,b]	1,466,696	25,417,842
Immune Design Corp.[a,b]	234,224	4,703,218
ImmunoGen Inc.[a,b]	996,593	13,523,767
Immunomedics Inc.[a,b]	1,084,301	3,328,804
Incyte Corp.[a]	2,131,363	231,146,317
Infinity Pharmaceuticals Inc.[a,b]	564,025	4,427,596
Inotek Pharmaceuticals Corp.[a]	308,208	3,491,997
Inovio Pharmaceuticals Inc.[a,b]	826,985	5,557,339
Insmed Inc.[a,b]	708,090	12,851,834
Insys Therapeutics Inc.[a,b]	825,294	23,628,167
Intercept Pharmaceuticals Inc.[a,b]	278,778	41,635,494
Ionis Pharmaceuticals Inc.	1,376,229	85,229,862
Ironwood Pharmaceuticals Inc.[a,b]	1,454,933	16,862,674
Juno Therapeutics Inc.[a,b]	1,159,168	50,968,617
Karyopharm Therapeutics Inc.[a,b]	409,382	5,424,312
Kite Pharma Inc.[a,b]	506,210	31,192,660
Lexicon Pharmaceuticals Inc.[a,b]	1,187,237	15,802,125
Ligand Pharmaceuticals Inc.[a,b]	229,185	24,848,238
Lion Biotechnologies Inc.[a]	556,826	4,298,697

309

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

December 31, 2015

Security	Shares	Value

MacroGenics Inc.[a]	393,124	$12,175,050
MannKind Corp.[a,b]	4,691,365	6,802,479
Medivation Inc.[a]	1,875,684	90,670,565
Merrimack Pharmaceuticals Inc.[a,b]	1,324,372	10,462,539
Momenta Pharmaceuticals Inc.[a,b]	790,526	11,731,406
Myriad Genetics Inc.[a,b]	799,456	34,504,521
NantKwest Inc.[a,b]	937,975	16,255,107
Neurocrine Biosciences Inc.[a,b]	987,604	55,868,758
NewLink Genetics Corp.[a,b]	329,798	12,001,349
Novavax Inc.[a,b]	3,091,843	25,940,563
OncoMed Pharmaceuticals Inc.[a,b]	344,967	7,775,556
Oncothyreon Inc.[a,b]	1,115,405	2,476,199
Ophthotech Corp.[a,b]	400,564	31,456,291
Orexigen Therapeutics Inc.[a,b]	1,666,424	2,866,249
Osiris Therapeutics Inc.[b]	394,722	4,097,214
Otonomy Inc.[a]	280,634	7,787,594
OvaScience Inc.[a,b]	318,757	3,114,256
PDL BioPharma Inc.	1,874,060	6,634,172
Portola Pharmaceuticals Inc.[a]	603,869	31,069,060
Progenics Pharmaceuticals Inc.[a,b]	799,743	4,902,425
Pronai Therapeutics Inc.[a]	349,320	5,253,773
Prothena Corp. PLC[a]	361,169	24,599,221
PTC Therapeutics Inc.[a,b]	392,658	12,722,119
Radius Health Inc.[a,b]	491,776	30,263,895
Raptor Pharmaceutical Corp.[a,b]	975,241	5,071,253
Regeneron Pharmaceuticals Inc.[a]	1,128,032	612,374,732
Regulus Therapeutics Inc.[a,b]	599,743	5,229,759
Repligen Corp.[a,b]	377,445	10,677,919
Retrophin Inc.[a,b]	414,183	7,989,590
Rigel Pharmaceuticals Inc.[a]	1,032,846	3,129,523
Sage Therapeutics Inc.[a,b]	330,688	19,279,110
Sangamo BioSciences Inc.[a,b]	802,513	7,326,944
Sarepta Therapeutics Inc.[a,b]	518,880	20,018,390
Seattle Genetics Inc.[a,b]	1,598,075	71,721,606
Seres Therapeutics Inc.[a,b]	450,681	15,814,396
Spark Therapeutics Inc.[a,b]	285,521	12,936,957
Spectrum Pharmaceuticals Inc.[a,b]	771,500	4,652,145
Synergy Pharmaceuticals Inc.[a,b]	1,302,424	7,384,744
TESARO Inc.[a,b]	462,399	24,192,716
Tokai Pharmaceuticals Inc.[a,b]	265,031	2,311,070
Trevena Inc.[a]	589,108	6,185,634
Ultragenyx Pharmaceutical Inc.[a,b]	445,845	50,014,892

Security	Shares	Value

uniQure NVa,b	266,215	$4,403,196
United Therapeutics Corp.[a,b]	523,421	81,972,963
Vanda Pharmaceuticals Inc.[a,b]	490,573	4,567,235
Versartis Inc.[a,b]	336,373	4,167,661
Vertex Pharmaceuticals Inc.[a,b]	2,483,977	312,558,826
Vitae Pharmaceuticals Inc.[a]	254,988	4,615,283
Vital Therapies Inc.[a,b]	355,032	4,089,969
XBiotech Inc.[a,b]	374,912	4,075,293
Xencor Inc.[a]	469,219	6,859,982
Zafgen Inc.[a,b]	312,041	1,962,738

		6,439,453,425
HEALTH CARE EQUIPMENT & SUPPLIES — 0.09%
Cerus Corp.[a,b]	1,112,922	7,033,667

		7,033,667
LIFE SCIENCES TOOLS & SERVICES — 6.72%
Affymetrix Inc.[a,b]	916,187	9,244,327
Albany Molecular Research Inc.[a,b]	406,744	8,073,868
Bio-Techne Corp.	426,111	38,349,990
Compugen Ltd.[a,b]	578,095	3,694,027
Illumina Inc.[a,b]	1,678,378	322,156,265
INC Research Holdings Inc.[a]	651,115	31,585,589
Luminex Corp.[a,b]	493,365	10,553,077
NanoString Technologies Inc.[a]	227,904	3,352,468
Pacific Biosciences of California Inc.[a,b]	882,776	11,590,849
PRA Health Sciences Inc.[a]	694,298	31,430,871
QIAGEN NVa	2,667,561	73,758,062
Sequenom Inc.[a,b]	1,358,455	2,227,866

		546,017,259
PHARMACEUTICALS —13.82%
Aerie Pharmaceuticals Inc.[a,b]	302,102	7,356,184
Akorn Inc.[a,b]	1,311,088	48,916,693
Alcobra Ltd.[a,b]	318,396	1,999,527
Amphastar Pharmaceuticals Inc.[a,b]	515,776	7,339,493
ANI Pharmaceuticals Inc.[a,b]	131,636	5,940,075
Aratana Therapeutics Inc.[a,b]	401,054	2,237,881
Cempra Inc.[a,b]	503,736	15,681,302
Collegium Pharmaceutical Inc.[a]	239,954	6,598,735
Concordia Healthcare Corp.	587,069	23,970,027
Depomed Inc.[a]	701,917	12,725,755
Dermira Inc.[a]	345,845	11,969,695
DURECT Corp.[a]	1,409,014	3,113,921
Egalet Corp.[a,b]	292,843	3,227,130

310

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

December 31, 2015

Security	Shares	Value

Endo International PLC[a]	2,595,443	$158,893,020
Endocyte Inc.[a,b]	480,866	1,928,273
Flamel Technologies SA ADR[a,b]	460,862	5,627,125
Flex Pharma Inc.[a]	210,562	2,621,497
Foamix Pharmaceuticals Ltd.[a,b]	357,662	2,900,639
GW Pharmaceuticals PLC ADR[a]	173,481	12,046,521
Horizon Pharma PLC[a,b]	1,825,068	39,549,224
Impax Laboratories Inc.[a,b]	807,799	34,541,485
Jazz Pharmaceuticals PLC[a]	704,605	99,039,279
KemPharm Inc.[a]	168,923	3,354,811
Medicines Co. (The)[a,b]	795,778	29,714,351
Mylan NVa	5,634,089	304,635,192
Nektar Therapeutics[a,b]	1,529,048	25,764,459
Neos Therapeutics Inc.[a,b]	187,282	2,681,878
Neuroderm Ltd.[a]	250,624	4,273,139
Ocular Therapeutix Inc.[a,b]	289,796	2,715,389
Omeros Corp.[a,b]	435,014	6,842,770
Pacira Pharmaceuticals Inc./DEa,b	421,146	32,339,801
Relypsa Inc.[a,b]	477,674	13,537,281
Revance Therapeutics Inc.[a,b]	321,537	10,983,704
Sagent Pharmaceuticals Inc.[a,b]	375,644	5,976,496
SciClone Pharmaceuticals Inc.[a,b]	565,675	5,204,210
Shire PLC ADR	537,569	110,201,645
Sucampo Pharmaceuticals Inc. Class Aa,b	519,208	8,977,106
Supernus Pharmaceuticals Inc.[a,b]	560,544	7,533,711
Teligent Inc.[a,b]	614,331	5,467,546
Tetraphase Pharmaceuticals Inc.[a,b]	418,682	4,199,380

Theravance Biopharma Inc.[a,b]	433,519	7,105,376
Theravance Inc.[b]	1,345,400	14,180,516
XenoPort Inc.[a,b]	724,157	3,975,622
Zogenix Inc.[a,b]	288,597	4,253,920

		1,122,141,784

TOTAL COMMON STOCKS (Cost: $9,008,915,973)		8,114,646,135

Security	Shares	Value

SHORT-TERM INVESTMENTS — 15.60%

MONEY MARKET FUNDS — 15.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	1,196,988,370	$1,196,988,370
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	60,065,760	60,065,760
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	10,395,264	10,395,264

		1,267,449,394

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,267,449,394)		1,267,449,394

TOTAL INVESTMENTS IN SECURITIES — 115.51% (Cost: $10,276,365,367)		9,382,095,529
Other Assets, Less Liabilities — (15.51)%		(1,259,839,701)

NET ASSETS — 100.00%		$8,122,255,828

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

311

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.73%

CONSTRUCTION MATERIALS — 1.89%
Eagle Materials Inc.	43,675	$2,639,280
Martin Marietta Materials Inc.	57,727	7,884,354
Vulcan Materials Co.	116,360	11,050,709

		21,574,343
CONTAINERS & PACKAGING — 7.06%
AptarGroup Inc.	54,506	3,959,861
Avery Dennison Corp.	79,514	4,982,347
Ball Corp.	118,975	8,653,052
Bemis Co. Inc.	83,762	3,743,324
Berry Plastics Group Inc.[a]	104,734	3,789,276
Crown Holdings Inc.[a,b]	121,672	6,168,770
Graphic Packaging Holding Co.	285,971	3,669,008
Greif Inc. Class A	22,265	685,985
International Paper Co.	361,809	13,640,199
Owens-Illinois Inc.[a]	140,160	2,441,587
Packaging Corp. of America	84,661	5,337,876
Sealed Air Corp.	172,307	7,684,892
Silgan Holdings Inc.	35,594	1,912,110
Sonoco Products Co.	88,093	3,600,361
WestRock Co.	224,388	10,236,581

		80,505,229
ENERGY EQUIPMENT & SERVICES — 16.56%
Baker Hughes Inc.	380,583	17,563,905
Cameron International Corp.[a]	166,789	10,541,065
Core Laboratories NV	36,973	4,020,444
Diamond Offshore Drilling Inc.	55,979	1,181,157
Dril-Quip Inc.[a,b]	33,658	1,993,563
Ensco PLC Class A	205,585	3,163,953
FMC Technologies Inc.[a]	198,980	5,772,410
Forum Energy Technologies Inc.[a,b]	55,948	697,112
Frank’s International NV	30,686	512,149
Halliburton Co.	746,888	25,424,068
Helmerich & Payne Inc.	94,079	5,037,930
Nabors Industries Ltd.	249,230	2,120,947
National Oilwell Varco Inc.	327,933	10,982,476
Noble Corp. PLC[b]	210,603	2,221,862
Oceaneering International Inc.	85,399	3,204,170
Oil States International Inc.[a,b]	44,112	1,202,052
Patterson-UTI Energy Inc.	127,590	1,924,057
Precision Drilling Corp.	255,039	1,004,854

Security	Shares	Value

Rowan Companies PLC Class A	109,816	$1,861,381
RPC Inc.	52,998	633,326
Schlumberger Ltd.	1,100,582	76,765,595
Superior Energy Services Inc.	132,125	1,779,724
Transocean Ltd.[b]	298,425	3,694,502
Weatherford International PLC[a,b]	679,932	5,704,630

		189,007,332
METALS & MINING — 6.55%
Agnico Eagle Mines Ltd.[b]	189,977	4,992,596
Alcoa Inc.	1,143,397	11,285,328
Barrick Gold Corp.	1,016,583	7,502,383
Compass Minerals International Inc.	29,225	2,199,766
Eldorado Gold Corp.	629,737	1,870,319
Franco-Nevada Corp.	137,087	6,271,730
Freeport-McMoRan Inc.	1,008,800	6,829,576
Goldcorp Inc.	724,570	8,376,029
Kinross Gold Corp.[a]	994,407	1,809,821
New Gold Inc.[a,b]	442,946	1,027,635
Newmont Mining Corp.	461,791	8,307,620
Pan American Silver Corp.	131,744	856,336
Royal Gold Inc.	56,828	2,072,517
Silver Wheaton Corp.[b]	352,446	4,377,379
Tahoe Resources Inc.	197,137	1,709,178
Teck Resources Ltd. Class Bb	406,083	1,567,480
Turquoise Hill Resources Ltd.[a]	858,044	2,179,432
Yamana Gold Inc.	828,883	1,541,722

		74,776,847
OIL, GAS & CONSUMABLE FUELS — 67.15%
Anadarko Petroleum Corp.	443,465	21,543,530
Antero Resources Corp.[a,b]	67,719	1,476,274
Apache Corp.	329,907	14,670,964
Cabot Oil & Gas Corp.	361,215	6,389,893
California Resources Corp.	270,784	630,927
Cameco Corp.	345,443	4,259,312
Canadian Natural Resources Ltd.	955,143	20,850,772
Carrizo Oil & Gas Inc.[a,b]	47,763	1,412,830
Cenovus Energy Inc.	727,159	9,176,747
Cheniere Energy Inc.[a]	205,997	7,673,388
Chesapeake Energy Corp.[b]	448,436	2,017,962
Chevron Corp.	994,228	89,440,751
Cimarex Energy Co.	82,524	7,375,995
Cobalt International Energy Inc.[a,b]	294,700	1,591,380
Columbia Pipeline Group Inc.	339,595	6,791,900

312

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

December 31, 2015

Security	Shares	Value

Concho Resources Inc.[a]	112,703	$10,465,601
ConocoPhillips	1,077,476	50,307,354
CONSOL Energy Inc.[b]	199,911	1,579,297
Continental Resources Inc./OKa,b	72,190	1,658,926
Crescent Point Energy Corp.	440,698	5,134,132
CVR Energy Inc.	13,616	535,790
Denbury Resources Inc.[b]	305,437	616,983
Devon Energy Corp.	337,178	10,789,696
Diamondback Energy Inc.[a]	58,211	3,894,316
Encana Corp.	738,099	3,756,924
Energen Corp.	68,772	2,818,964
Enerplus Corp.	176,486	603,582
EOG Resources Inc.	479,734	33,960,370
EQT Corp.	133,133	6,940,223
Exxon Mobil Corp.	1,173,008	91,435,974
Gulfport Energy Corp.[a]	94,000	2,309,580
Hess Corp.	209,728	10,167,613
HollyFrontier Corp.	159,631	6,367,681
Kinder Morgan Inc./DE	1,596,944	23,826,404
Kosmos Energy Ltd.[a,b]	123,285	641,082
Laredo Petroleum Inc.[a,b]	107,041	855,258
Marathon Oil Corp.	591,081	7,441,710
Marathon Petroleum Corp.	465,131	24,112,391
Memorial Resource Development Corp.[a,b]	80,941	1,307,197
Murphy Oil Corp.	141,140	3,168,593
Newfield Exploration Co.[a]	141,081	4,593,597
Noble Energy Inc.	371,453	12,231,947
Oasis Petroleum Inc.[a,b]	120,163	885,601
Occidental Petroleum Corp.	666,522	45,063,552
ONEOK Inc.	182,658	4,504,346
Parsley Energy Inc. Class Aa,b	94,290	1,739,651
PBF Energy Inc.	85,206	3,136,433
Phillips 66	414,326	33,891,867
Pioneer Natural Resources Co.	130,358	16,344,286
QEP Resources Inc.	141,171	1,891,691
Range Resources Corp.[b]	147,838	3,638,293
Rice Energy Inc.[a,b]	71,286	777,017
RSP Permian Inc.[a]	61,025	1,488,400
SemGroup Corp. Class A	38,937	1,123,722
SM Energy Co.[b]	59,405	1,167,902
Southwestern Energy Co.[a,b]	337,223	2,397,656
Spectra Energy Corp.	585,952	14,027,691
Suncor Energy Inc.	1,261,540	32,547,732

Security	Shares	Value

Targa Resources Corp.	42,767	$1,157,275
Tesoro Corp.	105,063	11,070,488
TransCanada Corp.	618,713	20,163,857
Valero Energy Corp.	420,217	29,713,544
Western Refining Inc.	60,137	2,142,080
Whiting Petroleum Corp.[a,b]	179,342	1,692,988
Williams Companies Inc. (The)	595,450	15,303,065
World Fuel Services Corp.	61,388	2,360,982
WPX Energy Inc.[a]	204,290	1,172,625

		766,226,554
PAPER & FOREST PRODUCTS — 0.52%
Domtar Corp.	54,470	2,012,667
KapStone Paper and Packaging Corp.	75,355	1,702,269
Louisiana-Pacific Corp.[a,b]	124,489	2,242,047

		5,956,983

TOTAL COMMON STOCKS (Cost: $1,781,187,751)		1,138,047,288

SHORT-TERM INVESTMENTS — 3.64%

MONEY MARKET FUNDS — 3.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	37,908,519	37,908,519
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	1,902,278	1,902,278
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	1,747,140	1,747,140

		41,557,937

TOTAL SHORT-TERM INVESTMENTS (Cost: $41,557,937)		41,557,937

313

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

December 31, 2015

Value

TOTAL INVESTMENTS IN SECURITIES — 103.37% (Cost: $1,822,745,688)	$1,179,605,225
Other Assets, Less Liabilities — (3.37)%	(38,470,047)

NET ASSETS — 100.00%	$1,141,135,178

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

314

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN TECH ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.93%

COMMUNICATIONS EQUIPMENT — 7.01%
ADTRAN Inc.	10,830	$186,493
Arista Networks Inc.[a]	7,762	604,194
ARRIS Group Inc.[a]	29,727	908,754
Brocade Communications Systems Inc.	91,346	838,556
Ciena Corp.[a,b]	27,907	577,396
Cisco Systems Inc.	1,121,023	30,441,380
CommScope Holding Co. Inc.[a]	27,725	717,800
EchoStar Corp. Class Aa	9,893	386,915
F5 Networks Inc.[a]	15,506	1,503,462
Finisar Corp.[a,b]	23,269	338,331
Harris Corp.	27,550	2,394,095
Infinera Corp.[a]	30,910	560,089
InterDigital Inc./PA	7,773	381,188
Ixia[a]	13,764	171,087
Juniper Networks Inc.	78,218	2,158,817
Lumentum Holdings Inc.[a]	10,623	233,918
Motorola Solutions Inc.	35,577	2,435,246
NETGEAR Inc.[a,b]	6,963	291,819
NetScout Systems Inc.[a]	22,088	678,102
Palo Alto Networks Inc.[a]	16,158	2,846,070
Plantronics Inc.	7,422	351,951
Polycom Inc.[a]	29,034	365,538
QUALCOMM Inc.	331,960	16,593,021
Ubiquiti Networks Inc.[a,b]	5,646	178,922
ViaSat Inc.[a,b]	9,807	598,325
Viavi Solutions Inc.[a]	52,311	318,574

		67,060,043
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.48%
Amphenol Corp. Class A	68,100	3,556,863
Anixter International Inc.[a]	6,246	377,196
Arrow Electronics Inc.[a]	20,608	1,116,541
Avnet Inc.	29,086	1,246,044
AVX Corp.	10,056	122,080
Belden Inc.	9,200	438,656
Benchmark Electronics Inc.[a]	11,332	234,232
CDW Corp./DE	32,998	1,387,236
Celestica Inc.[a]	27,220	300,237
Cognex Corp.	18,878	637,510

Security	Shares	Value

Coherent Inc.[a]	5,341	$347,752
Corning Inc.	261,305	4,776,655
Dolby Laboratories Inc. Class A	10,983	369,578
FEI Co.	8,987	717,073
Fitbit Inc.[a,b]	11,319	334,929
FLIR Systems Inc.	30,709	862,002
Ingram Micro Inc. Class A	34,333	1,043,037
InvenSense Inc.[a]	17,577	179,813
IPG Photonics Corp.[a]	8,024	715,420
Itron Inc.[a]	8,422	304,708
Jabil Circuit Inc.	41,872	975,199
Keysight Technologies Inc.[a]	37,456	1,061,128
Knowles Corp.[a,b]	19,938	265,774
Littelfuse Inc.	4,968	531,626
Methode Electronics Inc.	8,417	267,913
National Instruments Corp.	22,411	642,972
OSI Systems Inc.[a]	4,058	359,782
Plexus Corp.[a]	7,402	258,478
Sanmina Corp.[a,b]	17,241	354,820
SYNNEX Corp.	6,364	572,314
TE Connectivity Ltd.	85,327	5,512,977
Tech Data Corp.[a]	7,747	514,246
Trimble Navigation Ltd.[a]	55,599	1,192,599
Universal Display Corp.[a]	9,365	509,831
Vishay Intertechnology Inc.	29,588	356,535
Zebra Technologies Corp. Class Aa,b	11,479	799,512

		33,243,268
INTERNET & CATALOG RETAIL — 9.31%
Amazon.com Inc.[a]	84,887	57,374,274
Expedia Inc.	26,003	3,232,173
Groupon Inc.[a,b]	97,078	298,030
Lands’ End Inc.[a,b]	3,786	88,744
Liberty TripAdvisor Holdings Inc. Class Aa	14,887	451,672
Netflix Inc.[a,b]	94,395	10,796,900
Priceline Group Inc. (The)[a]	10,998	14,021,900
Shutterfly Inc.[a,b]	8,013	357,059
TripAdvisor Inc.[a,b]	24,897	2,122,469
Wayfair Inc. Class Aa,b	5,392	256,767

		88,999,988
INTERNET SOFTWARE & SERVICES — 18.05%
Akamai Technologies Inc.[a]	39,207	2,063,464
Alphabet Inc. Class Aa	54,183	42,154,916

315

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

December 31, 2015

Security	Shares	Value

Alphabet Inc. Class Ca	55,264	$41,938,744
Bankrate Inc.[a]	13,020	173,166
comScore Inc.[a]	7,262	298,831
Cornerstone OnDemand Inc.[a]	11,018	380,452
CoStar Group Inc.[a,b]	7,159	1,479,694
Cvent Inc.[a]	5,174	180,624
Demandware Inc.[a,b]	7,388	398,730
eBay Inc.[a]	243,975	6,704,433
Endurance International Group Holdings Inc.[a,b]	14,208	155,293
Envestnet Inc.[a,b]	8,378	250,083
Facebook Inc. Class Aa	501,409	52,477,466
GoDaddy Inc. Class Aa,b	5,049	161,871
Gogo Inc.[a,b]	10,930	194,554
GrubHub Inc.[a,b]	17,331	419,410
IAC/InterActiveCorp	16,994	1,020,490
j2 Global Inc.	10,156	836,042
LinkedIn Corp. Class Aa	25,502	5,739,990
LogMeIn Inc.[a]	5,521	370,459
New Relic Inc.[a,b]	4,503	164,044
NIC Inc.	13,313	262,000
Pandora Media Inc.[a,b]	44,198	592,695
Rackspace Hosting Inc.[a,b]	25,228	638,773
Shutterstock Inc.[a,b]	4,209	136,119
Stamps.com Inc.[a]	3,291	360,727
Twitter Inc.[a]	131,446	3,041,661
VeriSign Inc.[a,b]	21,621	1,888,811
Web.com Group Inc.[a]	11,202	224,152
WebMD Health Corp.[a,b]	8,351	403,353
Yahoo! Inc.[a]	191,891	6,382,295
Yelp Inc.[a,b]	12,257	353,002
Zillow Group Inc. Class Aa,b	9,955	259,228
Zillow Group Inc. Class Ca,b	22,879	537,199

		172,642,771
IT SERVICES — 17.87%
Accenture PLC Class A	137,993	14,420,269
Acxiom Corp.[a]	16,982	355,263
Alliance Data Systems Corp.[a]	13,504	3,734,801
Automatic Data Processing Inc.	101,866	8,630,088
Black Knight Financial Services Inc. Class Aa	3,893	128,703
Blackhawk Network Holdings Inc.[a]	12,038	532,200
Booz Allen Hamilton Holding Corp.	25,184	776,926

Security	Shares	Value

Broadridge Financial Solutions Inc.	26,129	$1,403,911
CACI International Inc. Class Aa	5,357	497,022
Cardtronics Inc.[a]	9,810	330,107
Cognizant Technology Solutions Corp. Class Aa	134,301	8,060,746
Computer Sciences Corp.	31,559	1,031,348
Convergys Corp.	21,510	535,384
CoreLogic Inc./U.S.[a]	19,421	657,595
CSRA Inc.	30,340	910,200
DST Systems Inc.	7,236	825,338
EPAM Systems Inc.[a]	9,249	727,156
Euronet Worldwide Inc.[a]	11,054	800,641
EVERTEC Inc.	14,059	235,348
ExlService Holdings Inc.[a]	7,259	326,147
Fidelity National Information Services Inc.	61,288	3,714,053
Fiserv Inc.[a]	50,484	4,617,267
FleetCor Technologies Inc.[a]	17,140	2,449,820
Gartner Inc.[a]	18,256	1,655,819
Genpact Ltd.[a]	34,234	855,165
Global Payments Inc.	28,619	1,846,212
Heartland Payment Systems Inc.	8,098	767,852
International Business Machines Corp.	197,103	27,125,315
Jack Henry & Associates Inc.	17,611	1,374,715
Leidos Holdings Inc.	14,136	795,291
ManTech International Corp./VA Class A	5,337	161,391
MasterCard Inc. Class A	218,685	21,291,172
MAXIMUS Inc.	14,395	809,719
NeuStar Inc. Class Aa,b	10,366	248,473
Paychex Inc.	70,887	3,749,213
PayPal Holdings Inc.[a]	245,542	8,888,620
Sabre Corp.	36,692	1,026,275
Science Applications International Corp.	9,236	422,824
Syntel Inc.[a,b]	7,021	317,700
TeleTech Holdings Inc.	3,489	97,378
Teradata Corp.[a]	29,303	774,185
Total System Services Inc.	37,297	1,857,391
Travelport Worldwide Ltd.	23,037	297,177
Vantiv Inc. Class Aa	34,415	1,631,959
VeriFone Systems Inc.[a,b]	25,325	709,607
Virtusa Corp.[a]	5,972	246,883

316

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

December 31, 2015

Security	Shares	Value

Visa Inc. Class A	429,859	$33,335,565
Western Union Co. (The)	111,333	1,993,974
WEX Inc.[a]	8,514	752,638
Xerox Corp.	209,689	2,228,994

		170,961,840
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 12.02%
Advanced Micro Devices Inc.[a,b]	140,996	404,658
Amkor Technology Inc.[a]	20,836	126,683
Analog Devices Inc.	68,936	3,813,539
Applied Materials Inc.	253,828	4,738,969
Atmel Corp.	92,603	797,312
Avago Technologies Ltd.[b]	57,913	8,406,072
Broadcom Corp. Class A	123,908	7,164,361
Cabot Microelectronics Corp.[a]	5,429	237,682
Cavium Inc.[a,b]	12,322	809,679
Cirrus Logic Inc.[a,b]	14,074	415,605
Cree Inc.[a]	22,843	609,223
Cypress Semiconductor Corp.	73,548	721,506
Diodes Inc.[a]	8,681	199,489
Entegris Inc.[a]	31,127	413,055
Fairchild Semiconductor International Inc.[a]	25,314	524,253
First Solar Inc.[a]	16,677	1,100,515
Integrated Device Technology Inc.[a,b]	32,432	854,583
Intel Corp.	1,042,159	35,902,378
Intersil Corp. Class A	29,577	377,402
KLA-Tencor Corp.	34,535	2,395,002
Lam Research Corp.	35,051	2,783,750
Linear Technology Corp.	52,693	2,237,872
M/A-COM Technology Solutions Holdings Inc.[a]	4,476	183,024
Marvell Technology Group Ltd.	103,777	915,313
Maxim Integrated Products Inc.	62,945	2,391,910
Microchip Technology Inc.	44,758	2,083,037
Micron Technology Inc.[a]	239,856	3,396,361
Microsemi Corp.[a]	21,073	686,769
MKS Instruments Inc.	11,732	422,352
Monolithic Power Systems Inc.	7,959	507,068
NVIDIA Corp.	112,905	3,721,349
OmniVision Technologies Inc.[a]	13,017	377,753
ON Semiconductor Corp.[a]	90,929	891,104
PMC-Sierra Inc.[a]	43,788	508,817

Security	Shares	Value

Power Integrations Inc.	6,354	$308,995
Qorvo Inc.[a]	31,143	1,585,179
Rambus Inc.[a,b]	26,253	304,272
Semtech Corp.[a]	14,380	272,070
Silicon Laboratories Inc.[a]	8,677	421,182
Skyworks Solutions Inc.	42,226	3,244,224
SunEdison Inc.[a,b]	69,774	355,150
SunPower Corp.[a,b]	12,243	367,412
Synaptics Inc.[a,b]	7,983	641,354
Teradyne Inc.	45,160	933,457
Tessera Technologies Inc.	10,496	314,985
Texas Instruments Inc.	224,036	12,279,413
Veeco Instruments Inc.[a]	9,308	191,372
Xilinx Inc.	56,876	2,671,466

		115,008,976
SOFTWARE — 20.56%
ACI Worldwide Inc.[a]	26,054	557,556
Activision Blizzard Inc.	111,444	4,313,997
Adobe Systems Inc.[a]	110,165	10,348,900
ANSYS Inc.[a]	19,609	1,813,832
Aspen Technology Inc.[a]	18,295	690,819
Autodesk Inc.[a]	49,973	3,044,855
Barracuda Networks Inc.[a]	5,125	95,735
Blackbaud Inc.	10,161	669,203
CA Inc.	68,637	1,960,273
Cadence Design Systems Inc.[a]	65,549	1,364,075
CDK Global Inc.	35,128	1,667,526
Citrix Systems Inc.[a]	34,054	2,576,185
CommVault Systems Inc.[a]	9,217	362,689
Electronic Arts Inc.[a,b]	68,654	4,717,903
Ellie Mae Inc.[a]	6,590	396,916
Fair Isaac Corp.	6,865	646,546
FireEye Inc.[a,b]	31,484	652,978
Fortinet Inc.[a,b]	32,262	1,005,607
Guidewire Software Inc.[a]	15,747	947,340
HubSpot Inc.[a]	2,271	127,880
Imperva Inc.[a]	5,955	377,011
Infoblox Inc.[a,b]	12,110	222,703
Intuit Inc.	58,310	5,626,915
Manhattan Associates Inc.[a]	16,098	1,065,205
Mentor Graphics Corp.	22,222	409,329
Microsoft Corp.	1,494,445	82,911,809
MicroStrategy Inc. Class Aa	2,055	368,441

317

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

December 31, 2015

Security	Shares	Value

NetSuite Inc.[a,b]	8,231	$696,507
Nuance Communications Inc.[a]	54,578	1,085,556
Open Text Corp.[b]	26,742	1,281,744
Oracle Corp.	707,047	25,828,427
Paycom Software Inc.[a]	8,072	303,749
Paylocity Holding Corp.[a]	4,623	187,463
Pegasystems Inc.	8,177	224,868
Progress Software Corp.[a]	11,085	266,040
Proofpoint Inc.[a,b]	8,898	578,459
PTC Inc.[a]	25,233	873,819
Qlik Technologies Inc.[a]	20,492	648,777
RealPage Inc.[a]	11,240	252,338
Red Hat Inc.[a,b]	40,384	3,344,199
Rovi Corp.[a]	17,992	299,747
salesforce.com inc.[a]	137,848	10,807,283
ServiceNow Inc.[a]	33,072	2,862,712
SolarWinds Inc.[a]	13,755	810,169
Solera Holdings Inc.	14,815	812,306
Splunk Inc.[a,b]	28,307	1,664,735
SS&C Technologies Holdings Inc.	17,699	1,208,311
Symantec Corp.	149,239	3,134,019
Synchronoss Technologies Inc.[a,b]	8,864	312,279
Synopsys Inc.[a]	34,361	1,567,205
Tableau Software Inc. Class Aa,b	11,575	1,090,596
Take-Two Interactive Software Inc.[a]	18,692	651,229
TiVo Inc.[a,b]	22,292	192,380
Tyler Technologies Inc.[a]	7,154	1,247,085
Ultimate Software Group Inc. (The)[a]	6,315	1,234,646
Verint Systems Inc.[a]	13,690	555,266
VMware Inc. Class Aa	17,065	965,367
Workday Inc. Class Aa,b	24,458	1,948,813
Zendesk Inc.[a]	12,114	320,294
Zynga Inc. Class Aa	175,978	471,621

		196,670,237
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 11.63%
3D Systems Corp.[a,b]	23,760	206,474
Apple Inc.	711,008	74,840,702
BlackBerry Ltd.[a,b]	101,913	945,753
Cray Inc.[a]	8,941	290,136
Diebold Inc.	14,345	431,641
Electronics For Imaging Inc.[a,b]	10,509	491,191
EMC Corp./MA	428,205	10,996,304

Security	Shares	Value

Hewlett Packard Enterprise Co.	397,181	$6,037,151
HP Inc.	399,016	4,724,349
Lexmark International Inc. Class A	13,694	444,370
NCR Corp.[a]	27,227	665,972
NetApp Inc.	64,742	1,717,605
Nimble Storage Inc.[a]	11,660	107,272
QLogic Corp.[a]	18,473	225,371
SanDisk Corp.	44,334	3,368,941
Seagate Technology PLC	66,219	2,427,589
Super Micro Computer Inc.[a,b]	8,304	203,531
Western Digital Corp.	51,191	3,074,020

		111,198,372

TOTAL COMMON STOCKS (Cost: $753,014,967)		955,785,495

SHORT-TERM INVESTMENTS — 3.83%

MONEY MARKET FUNDS — 3.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	34,370,493	34,370,493
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	1,724,737	1,724,737
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	535,427	535,427

		36,630,657

TOTAL SHORT-TERM INVESTMENTS (Cost: $36,630,657)		36,630,657

TOTAL INVESTMENTS IN SECURITIES — 103.76% (Cost: $789,645,624)		992,416,152
Other Assets, Less Liabilities — (3.76)%		(35,984,201)

NET ASSETS — 100.00%		$956,431,951

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

318

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.91%

COMMUNICATIONS EQUIPMENT — 99.91%
ADTRAN Inc.	90,035	$1,550,404
Arista Networks Inc.[a]	63,949	4,977,790
ARRIS Group Inc.[a,b]	205,192	6,272,719
Brocade Communications Systems Inc.	732,230	6,721,871
Ciena Corp.[a,b]	229,914	4,756,921
Cisco Systems Inc.	456,192	12,387,894
CommScope Holding Co. Inc.[a]	228,420	5,913,794
EchoStar Corp. Class Aa	81,463	3,186,018
F5 Networks Inc.[a]	65,270	6,328,579
Finisar Corp.[a,b]	193,342	2,811,193
Harris Corp.	146,800	12,756,920
Infinera Corp.[a,b]	253,758	4,598,095
InterDigital Inc./PA	64,234	3,150,035
Ixia[a]	110,503	1,373,552
Juniper Networks Inc.	224,034	6,183,338
Lumentum Holdings Inc.[a]	85,726	1,887,687
Motorola Solutions Inc.	176,047	12,050,417
NETGEAR Inc.[a]	57,137	2,394,612
NetScout Systems Inc.[a]	179,942	5,524,219
Palo Alto Networks Inc.[a]	64,280	11,322,279
Plantronics Inc.	61,097	2,897,220
Polycom Inc.[a]	240,278	3,025,100
QUALCOMM Inc.	251,436	12,568,028
Ubiquiti Networks Inc.[a,b]	46,108	1,461,163
ViaSat Inc.[a,b]	80,803	4,929,791
Viavi Solutions Inc.[a,b]	420,857	2,563,019

		143,592,658

TOTAL COMMON STOCKS (Cost: $150,882,598)		143,592,658

SHORT-TERM INVESTMENTS — 7.99%

MONEY MARKET FUNDS — 7.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	10,860,201	10,860,201
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	544,973	544,973

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	78,178	$78,178

		11,483,352

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,483,352)		11,483,352

TOTAL INVESTMENTS IN SECURITIES — 107.90% (Cost: $162,365,950)		155,076,010
Other Assets, Less Liabilities — (7.90)%		(11,352,070)

NET ASSETS — 100.00%		$143,723,940

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

319

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 100.00%

APPLICATION SOFTWARE — 55.61%
ACI Worldwide Inc.[a,b]	273,109	$5,844,532
Adobe Systems Inc.[a]	1,008,016	94,693,023
ANSYS Inc.[a]	205,488	19,007,640
Aspen Technology Inc.[a]	192,288	7,260,795
Autodesk Inc.[a]	522,373	31,828,187
Blackbaud Inc.	106,417	7,008,624
Cadence Design Systems Inc.[a]	687,154	14,299,675
CDK Global Inc.	368,162	17,476,650
Citrix Systems Inc.[a,b]	355,086	26,862,256
Ellie Mae Inc.[a,b]	68,875	4,148,341
Fair Isaac Corp.	71,765	6,758,828
Guidewire Software Inc.[a,b]	165,066	9,930,371
HubSpot Inc.[a,b]	22,839	1,286,064
Intuit Inc.	609,388	58,805,942
Manhattan Associates Inc.[a,b]	168,721	11,164,269
Mentor Graphics Corp.	230,609	4,247,818
MicroStrategy Inc. Class Aa	21,547	3,863,162
Nuance Communications Inc.[a]	571,962	11,376,324
Open Text Corp.	280,272	13,433,437
Paycom Software Inc.[a,b]	84,632	3,184,702
Paylocity Holding Corp.[a,b]	46,959	1,904,187
Pegasystems Inc.	82,946	2,281,015
PTC Inc.[a,b]	264,495	9,159,462
Qlik Technologies Inc.[a]	214,808	6,800,821
RealPage Inc.[a,b]	119,461	2,681,899
salesforce.com inc.[a]	1,129,671	88,566,206
SolarWinds Inc.[a]	144,186	8,492,555
Solera Holdings Inc.	155,291	8,514,606
Splunk Inc.[a,b]	296,755	17,452,162
SS&C Technologies Holdings Inc.	185,546	12,667,225
Synchronoss Technologies Inc.[a]	91,713	3,231,049
Synopsys Inc.[a]	360,135	16,425,757
TiVo Inc.[a,b]	226,068	1,950,967
Tyler Technologies Inc.[a]	74,983	13,071,037
Ultimate Software Group Inc. (The)[a,b]	66,177	12,938,265
Verint Systems Inc.[a,b]	143,520	5,821,171
Workday Inc. Class Aa,b	256,402	20,430,111
Zendesk Inc.[a,b]	127,007	3,358,065

		588,227,200

Security	Shares	Value

HOME ENTERTAINMENT SOFTWARE — 10.04%
Activision Blizzard Inc.	1,165,131	$45,102,221
Electronic Arts Inc.[a,b]	717,740	49,323,093
Take-Two Interactive Software Inc.[a]	195,404	6,807,875
Zynga Inc. Class Aa	1,845,004	4,944,611

		106,177,800
SYSTEMS SOFTWARE — 34.35%
Barracuda Networks Inc.[a]	51,774	967,138
CA Inc.	719,337	20,544,265
CommVault Systems Inc.[a,b]	97,305	3,828,952
FireEye Inc.[a,b]	330,031	6,844,843
Fortinet Inc.[a,b]	338,167	10,540,665
Imperva Inc.[a]	62,432	3,952,570
Infoblox Inc.[a,b]	127,014	2,335,787
Microsoft Corp.	1,622,445	90,013,249
NetSuite Inc.[a,b]	86,281	7,301,098
Oracle Corp.	2,348,091	85,775,764
Progress Software Corp.[a]	115,968	2,783,232
Proofpoint Inc.[a,b]	93,273	6,063,678
Red Hat Inc.[a]	422,138	34,957,248
Rovi Corp.[a,b]	190,763	3,178,112
ServiceNow Inc.[a,b]	345,212	29,881,551
Symantec Corp.	1,559,832	32,756,472
Tableau Software Inc. Class Aa	121,325	11,431,241
VMware Inc. Class Aa,b	178,852	10,117,658

		363,273,523

TOTAL COMMON STOCKS (Cost: $998,442,613)		1,057,678,523

SHORT-TERM INVESTMENTS — 8.86%

MONEY MARKET FUNDS — 8.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	88,838,658	88,838,658
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	4,457,989	4,457,989
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	407,716	407,716

		93,704,363

TOTAL SHORT-TERM INVESTMENTS (Cost: $93,704,363)		93,704,363

320

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

December 31, 2015

Value

TOTAL INVESTMENTS IN SECURITIES — 108.86% (Cost: $1,092,146,976)	$1,151,382,886
Other Assets, Less Liabilities — (8.86)%	(93,681,088)

NET ASSETS — 100.00%	$1,057,701,798

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

321

Schedule of Investments (Unaudited)

iSHARES® PHLX SEMICONDUCTOR ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.92%

COMMUNICATIONS EQUIPMENT — 9.10%
Infinera Corp.[a,b]	160,690	$2,911,704
QUALCOMM Inc.	660,531	33,016,642

		35,928,346
SEMICONDUCTOR EQUIPMENT — 14.11%
Applied Materials Inc.	858,484	16,027,896
ASML Holding NV NYS[b,c]	68,323	6,065,033
KLA-Tencor Corp.	179,377	12,439,795
Lam Research Corp.	182,191	14,469,609
SunEdison Inc.[a,b]	363,805	1,851,767
Teradyne Inc.	236,401	4,886,409

		55,740,509
SEMICONDUCTORS — 72.51%
Analog Devices Inc.	261,460	14,463,967
ARM Holdings PLC ADR	132,518	5,995,114
Atmel Corp.	483,468	4,162,660
Avago Technologies Ltd.[b]	247,048	35,859,017
Cavium Inc.[a,b]	64,332	4,227,256
Cypress Semiconductor Corp.[b]	383,966	3,766,707
Intel Corp.	926,871	31,930,706
Linear Technology Corp.	275,075	11,682,435
Marvell Technology Group Ltd.	595,381	5,251,260
Maxim Integrated Products Inc.	326,923	12,423,074
Microchip Technology Inc.[b]	233,641	10,873,652
Micron Technology Inc.[a]	1,011,536	14,323,350
Microsemi Corp.[a,b]	110,642	3,605,823
NVIDIA Corp.	507,999	16,743,647
NXP Semiconductors NVa,b	172,413	14,525,795
ON Semiconductor Corp.[a]	474,723	4,652,285
Qorvo Inc.[a]	162,578	8,275,220
Skyworks Solutions Inc.	194,093	14,912,165
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,073,913	24,431,521
Texas Instruments Inc.	554,496	30,391,926
Xilinx Inc.	295,584	13,883,581

		286,381,161
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.20%
SanDisk Corp.	218,135	16,576,078

		16,576,078

TOTAL COMMON STOCKS (Cost: $451,163,041)		394,626,094

Security	Shares	Value

SHORT-TERM INVESTMENTS — 4.53%

MONEY MARKET FUNDS — 4.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[d,e,f]	16,678,485	$16,678,485
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[d,e,f]	836,939	836,939
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[d,e]	370,165	370,165

		17,885,589

TOTAL SHORT-TERM INVESTMENTS (Cost: $17,885,589)		17,885,589

TOTAL INVESTMENTS IN SECURITIES — 104.45% (Cost: $469,048,630)		412,511,683
Other Assets, Less Liabilities — (4.45)%		(17,575,312)

NET ASSETS — 100.00%		$394,936,371

ADR — American Depositary Receipts

NYS — New York Registered Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

322

Schedule of Investments (Unaudited)

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.69%

HEALTH CARE REITS — 31.28%
Care Capital Properties Inc.	116,513	$3,561,802
CareTrust REIT Inc.	64,490	706,165
Community Healthcare Trust Inc.[a]	70,293	1,295,500
HCP Inc.	390,190	14,920,866
Healthcare Realty Trust Inc.[a]	139,783	3,958,655
Healthcare Trust of America Inc. Class A	176,874	4,770,292
LTC Properties Inc.	49,506	2,135,689
Medical Properties Trust Inc.	331,164	3,811,698
National Health Investors Inc.	48,127	2,929,490
New Senior Investment Group Inc.[a]	115,790	1,141,689
Omega Healthcare Investors Inc.[a]	231,734	8,106,055
Physicians Realty Trust	121,314	2,045,354
Sabra Health Care REIT Inc.	90,736	1,835,589
Senior Housing Properties Trust	330,401	4,903,151
Universal Health Realty Income Trust[a]	16,970	848,670
Ventas Inc.	359,041	20,260,684
Welltower Inc.[a]	380,542	25,888,272

		103,119,621
RESIDENTIAL REITS — 48.07%
American Campus Communities Inc.	156,339	6,463,054
American Homes 4 Rent Class A	209,427	3,489,054
American Residential Properties Inc.	44,826	847,211
Apartment Investment & Management Co. Class A	217,545	8,708,326
AvalonBay Communities Inc.	148,555	27,353,432
Bluerock Residential Growth REIT Inc.	157,535	1,866,790
Camden Property Trust	120,268	9,231,772
Campus Crest Communities Inc.	90,099	612,673
Colony Starwood Homes	53,205	1,204,561
Education Realty Trust Inc.	77,159	2,922,783
Equity Lifestyle Properties Inc.	106,285	7,086,021
Equity Residential	391,089	31,908,952
Essex Property Trust Inc.	59,821	14,321,746
Independence Realty Trust Inc.	180,332	1,354,293
Mid-America Apartment Communities Inc.	104,755	9,512,802
Monogram Residential Trust Inc.	235,194	2,295,493
NexPoint Residential Trust Inc.	162,658	2,129,193
Post Properties Inc.	75,457	4,464,036

Security	Shares	Value

Preferred Apartment Communities Inc.	92,298	$1,207,258
Silver Bay Realty Trust Corp.	47,803	748,595
Sun Communities Inc.	77,902	5,338,624
UDR Inc.[a]	364,695	13,701,591
UMH Properties Inc.[a]	167,464	1,694,736

		158,462,996
SPECIALIZED REITS — 20.34%
CubeSmart	240,173	7,354,097
Extra Space Storage Inc.	161,533	14,248,826
National Storage Affiliates Trust	63,485	1,087,498
Public Storage	157,387	38,984,760
Sovran Self Storage Inc.	49,890	5,353,696

		67,028,877

TOTAL COMMON STOCKS (Cost: $283,327,664)		328,611,494

SHORT-TERM INVESTMENTS — 2.45%

MONEY MARKET FUNDS — 2.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%bc,d	7,525,751	7,525,751
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%bc,d	377,648	377,648
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[b,c]	166,991	166,991

		8,070,390

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,070,390)		8,070,390

TOTAL INVESTMENTS IN SECURITIES — 102.14% (Cost: $291,398,054)		336,681,884
Other Assets, Less Liabilities — (2.14)%		(7,051,924)

NET ASSETS — 100.00%		$329,629,960

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

323

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.77%

AEROSPACE & DEFENSE — 2.68%
B/E Aerospace Inc.	78,633	$3,331,679
Boeing Co. (The)	509,042	73,602,383
BWX Technologies Inc.	78,887	2,506,240
General Dynamics Corp.	214,632	29,481,852
Hexcel Corp.	70,865	3,291,679
Honeywell International Inc.	575,419	59,596,146
Huntington Ingalls Industries Inc.	35,816	4,543,260
L-3 Communications Holdings Inc.	60,479	7,227,845
Lockheed Martin Corp.	199,747	43,375,061
Northrop Grumman Corp.	134,274	25,352,274
Orbital ATK Inc.	44,534	3,978,668
Precision Castparts Corp.	101,756	23,608,410
Raytheon Co.	224,642	27,974,668
Rockwell Collins Inc.	97,612	9,009,588
Spirit AeroSystems Holdings Inc. Class Aa	104,572	5,235,920
Textron Inc.	204,542	8,592,809
TransDigm Group Inc.[a]	39,234	8,963,007
Triumph Group Inc.	36,374	1,445,866
United Technologies Corp.	655,300	62,954,671

		404,072,026
AIR FREIGHT & LOGISTICS — 0.62%
CH Robinson Worldwide Inc.	107,356	6,658,219
Expeditors International of Washington Inc.	141,180	6,367,218
FedEx Corp.	208,896	31,123,415
United Parcel Service Inc. Class B	516,422	49,695,289

		93,844,141
AIRLINES — 0.69%
Alaska Air Group Inc.	95,748	7,708,671
American Airlines Group Inc.	464,049	19,652,475
Copa Holdings SA Class Ab	24,095	1,162,825
Delta Air Lines Inc.	600,920	30,460,635
JetBlue Airways Corp.[a,b]	231,394	5,241,074
Southwest Airlines Co.	491,712	21,173,119
Spirit Airlines Inc.[a,b]	53,353	2,126,117
United Continental Holdings Inc.[a]	281,239	16,114,995

		103,639,911

Security	Shares	Value

AUTO COMPONENTS — 0.43%
BorgWarAUTO COMPONENTSner Inc.	167,090	$7,223,301
Delphi Automotive PLC	212,339	18,203,822
Gentex Corp.	215,480	3,449,835
Goodyear Tire & Rubber Co. (The)	199,320	6,511,784
Johnson Controls Inc.	481,601	19,018,423
Lear Corp.	57,212	7,027,350
Visteon Corp.[a]	29,597	3,388,857

		64,823,372
AUTOMOBILES — 0.71%
Ford Motor Co.	2,874,231	40,497,915
General Motors Co.	1,183,119	40,237,877
Harley-Davidson Inc.	141,759	6,434,441
Tesla Motors Inc.[a,b]	71,706	17,210,157
Thor Industries Inc.	33,773	1,896,354

		106,276,744
BANKS — 5.74%
Associated Banc-Corp.	111,639	2,093,231
Bank of America Corp.	7,730,538	130,104,955
Bank of Hawaii Corp.	31,917	2,007,579
BankUnited Inc.	76,717	2,766,415
BB&T Corp.	570,921	21,586,523
BOK Financial Corp.	20,827	1,245,246
CIT Group Inc.	128,532	5,102,720
Citigroup Inc.	2,233,418	115,579,382
Citizens Financial Group Inc.	228,883	5,994,446
Comerica Inc.	130,616	5,463,667
Commerce Bancshares Inc./MO	63,525	2,702,354
Cullen/Frost Bankers Inc.	39,729	2,383,740
East West Bancorp. Inc.	105,722	4,393,806
Fifth Third Bancorp.	595,769	11,974,957
First Horizon National Corp.	170,558	2,476,502
First Niagara Financial Group Inc.	260,050	2,821,543
First Republic Bank/CA	104,484	6,902,213
Huntington Bancshares Inc./OH	597,307	6,606,215
JPMorgan Chase & Co.	2,731,701	180,374,217
KeyCorp	625,026	8,244,093
M&T Bank Corp.	117,549	14,244,588
PacWest Bancorp.	82,183	3,542,087

324

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2015

Security	Shares	Value

People’s United Financial Inc.	229,218	$3,701,871
PNC Financial Services Group Inc. (The)[c]	381,255	36,337,414
Popular Inc.	76,112	2,157,014
Regions Financial Corp.	986,534	9,470,726
Signature Bank/New York NYa	37,433	5,741,099
SunTrust Banks Inc.	380,050	16,281,342
SVB Financial Group[a]	37,799	4,494,301
Synovus Financial Corp.	97,726	3,164,368
TCF Financial Corp.	123,987	1,750,696
U.S. Bancorp.	1,233,153	52,618,639
Wells Fargo & Co.	3,429,330	186,418,379
Zions BanCorp.	150,485	4,108,241

		864,854,569
BEVERAGES — 2.05%
Brown-Forman Corp. Class A	20,350	2,240,739
Brown-Forman Corp. Class B	85,803	8,518,522
Coca-Cola Co. (The)	2,886,417	124,000,474
Coca-Cola Enterprises Inc.	171,834	8,461,106
Constellation Brands Inc. Class A	120,430	17,154,049
Dr Pepper Snapple Group Inc.	141,053	13,146,140
Molson Coors Brewing Co. Class B	101,650	9,546,968
Monster Beverage Corp.[a]	110,000	16,385,600
PepsiCo Inc.	1,086,524	108,565,478

		308,019,076
BIOTECHNOLOGY — 3.72%
AbbVie Inc.	1,218,460	72,181,570
Agios Pharmaceuticals Inc.[a,b]	18,831	1,222,509
Alexion Pharmaceuticals Inc.[a]	158,846	30,299,875
Alkermes PLC[a]	109,631	8,702,509
Alnylam Pharmaceuticals Inc.[a]	54,454	5,126,300
Amgen Inc.	559,685	90,853,666
Baxalta Inc.	400,699	15,639,282
Biogen Inc.[a]	164,090	50,268,971
BioMarin Pharmaceutical Inc.[a,b]	118,180	12,380,537
Bluebird Bio Inc.[a,b]	26,256	1,686,160
Celgene Corp.[a]	583,850	69,921,876
Gilead Sciences Inc.	1,081,775	109,464,812
Incyte Corp.[a]	115,342	12,508,840
Intercept Pharmaceuticals Inc.[a,b]	11,847	1,769,349
Intrexon Corp.[a,b]	36,075	1,087,661
Ionis Pharmaceuticals Inc.[b]	88,459	5,478,266

Security	Shares	Value

Juno Therapeutics Inc.[a,b]	8,527	$374,932
Medivation Inc.[a]	116,390	5,626,293
OPKO Health Inc.[a,b]	221,600	2,227,080
Puma Biotechnology Inc.[a,b]	18,387	1,441,541
Regeneron Pharmaceuticals Inc.[a]	57,754	31,352,914
Seattle Genetics Inc.[a,b]	77,306	3,469,493
United Therapeutics Corp.[a,b]	34,025	5,328,655
Vertex Pharmaceuticals Inc.[a]	179,455	22,580,823

		560,993,914
BUILDING PRODUCTS — 0.22%
Allegion PLC	70,621	4,655,336
AO Smith Corp.	54,507	4,175,781
Armstrong World Industries Inc.[a]	28,815	1,317,710
Fortune Brands Home & Security Inc.	117,688	6,531,684
Lennox International Inc.	29,878	3,731,762
Masco Corp.	257,052	7,274,572
Owens Corning	87,117	4,097,113
USG Corp.[a,b]	67,143	1,630,903

		33,414,861
CAPITAL MARKETS — 2.12%
Affiliated Managers Group Inc.[a]	40,271	6,433,695
Ameriprise Financial Inc.	133,723	14,230,802
Artisan Partners Asset Management Inc.	26,144	942,753
Bank of New York Mellon Corp. (The)	825,603	34,031,356
BlackRock Inc.[c]	92,362	31,451,108
Charles Schwab Corp. (The)	843,393	27,772,931
E*TRADE Financial Corp.[a]	214,283	6,351,348
Eaton Vance Corp. NVS	87,360	2,833,085
Federated Investors Inc. Class B	68,742	1,969,458
Franklin Resources Inc.	285,072	10,496,351
Goldman Sachs Group Inc. (The)	318,022	57,317,105
Interactive Brokers Group Inc. Class A	42,243	1,841,795
Invesco Ltd.	316,973	10,612,256
Lazard Ltd. Class A	92,381	4,158,069
Legg Mason Inc.	71,566	2,807,534
LPL Financial Holdings Inc.[b]	60,559	2,582,841
Morgan Stanley	1,128,487	35,897,171
Northern Trust Corp.	171,770	12,382,899

325

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2015

Security	Shares	Value

NorthStar Asset Management Group Inc./New York	141,612	$1,719,170
Raymond James Financial Inc.	93,876	5,441,992
SEI Investments Co.	102,150	5,352,660
State Street Corp.	302,916	20,101,506
T Rowe Price Group Inc.	191,545	13,693,552
TD Ameritrade Holding Corp.	197,186	6,844,326
Waddell & Reed Financial Inc. Class A	61,539	1,763,708

		319,029,471
CHEMICALS — 2.17%
Air Products & Chemicals Inc.	158,099	20,570,261
Airgas Inc.	49,944	6,908,254
Albemarle Corp.	82,163	4,601,950
Ashland Inc.	46,720	4,798,144
Axalta Coating Systems Ltd.[a]	73,987	1,971,754
Cabot Corp.	47,323	1,934,564
Celanese Corp. Series A	112,461	7,571,999
CF Industries Holdings Inc.	173,262	7,070,822
Chemours Co. (The)	133,206	713,984
Dow Chemical Co. (The)	823,567	42,397,229
Eastman Chemical Co.	109,486	7,391,400
Ecolab Inc.	194,359	22,230,782
EI du Pont de Nemours & Co.	666,379	44,380,841
FMC Corp.	98,919	3,870,701
Huntsman Corp.	149,668	1,701,725
International Flavors & Fragrances Inc.	59,406	7,107,334
LyondellBasell Industries NV Class A	269,169	23,390,786
Monsanto Co.	323,790	31,899,791
Mosaic Co. (The)	256,858	7,086,712
NewMarket Corp.	6,255	2,381,466
Platform Specialty Products Corp.[a,b]	96,460	1,237,582
PPG Industries Inc.	200,131	19,776,945
Praxair Inc.	212,183	21,727,539
RPM International Inc.	97,691	4,304,266
Scotts Miracle-Gro Co. (The) Class A	33,490	2,160,440
Sherwin-Williams Co. (The)	59,609	15,474,496
Valspar Corp. (The)	59,691	4,951,369
Westlake Chemical Corp.	29,393	1,596,628

Security	Shares	Value

WR Grace & Co.[a,b]	53,713	$5,349,278

		326,559,042
COMMERCIAL SERVICES & SUPPLIES — 0.51%
ADT Corp. (The)	126,762	4,180,611
Cintas Corp.	66,255	6,032,518
Clean Harbors Inc.[a,b]	42,831	1,783,911
Copart Inc.[a]	87,663	3,332,071
Covanta Holding Corp.	84,111	1,302,879
KAR Auction Services Inc.	105,120	3,892,594
Pitney Bowes Inc.	148,163	3,059,566
Republic Services Inc.	178,770	7,864,092
Rollins Inc.	69,388	1,797,149
RR Donnelley & Sons Co.	155,285	2,285,795
Stericycle Inc.[a]	62,822	7,576,333
Tyco International PLC	310,159	9,890,971
Waste Connections Inc.	91,494	5,152,942
Waste Management Inc.	337,055	17,988,625

		76,140,057
COMMUNICATIONS EQUIPMENT — 1.40%
Arista Networks Inc.[a,b]	25,144	1,957,209
ARRIS Group Inc.[a]	135,252	4,134,654
Brocade Communications Systems Inc.	305,820	2,807,427
Cisco Systems Inc.	3,743,718	101,660,662
CommScope Holding Co. Inc.[a,b]	77,042	1,994,617
EchoStar Corp. Class Aa	32,180	1,258,560
F5 Networks Inc.[a]	53,175	5,155,848
Harris Corp.	91,033	7,910,768
Juniper Networks Inc.	290,734	8,024,258
Lumentum Holdings Inc.[a]	34,482	759,294
Motorola Solutions Inc.	130,393	8,925,401
Palo Alto Networks Inc.[a,b]	53,456	9,415,740
QUALCOMM Inc.	1,106,453	55,306,053
Viavi Solutions Inc.[a,b]	172,411	1,049,983

		210,360,474
CONSTRUCTION & ENGINEERING — 0.13%
AECOM[a]	111,234	3,340,357
Chicago Bridge & Iron Co. NVb	71,718	2,796,285
Fluor Corp.	107,411	5,071,948
Jacobs Engineering Group Inc.[a]	92,221	3,868,671
KBR Inc.	105,783	1,789,848
Quanta Services Inc.[a]	114,212	2,312,793

		19,179,902

326

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2015

Security	Shares	Value

CONSTRUCTION MATERIALS — 0.12%
Eagle Materials Inc.	36,887	$2,229,081
Martin Marietta Materials Inc.	49,678	6,785,021
Vulcan Materials Co.	97,450	9,254,827

		18,268,929
CONSUMER FINANCE — 0.83%
Ally Financial Inc.[a,b]	287,601	5,360,883
American Express Co.	636,130	44,242,842
Capital One Financial Corp.	402,247	29,034,188
Credit Acceptance Corp.[a,b]	6,201	1,327,138
Discover Financial Services	325,784	17,468,538
LendingClub Corp.[a,b]	48,220	532,831
Navient Corp.	267,702	3,065,188
OneMain Holdings Inc.[a]	38,975	1,619,022
Santander Consumer USA Holdings Inc.[a]	65,652	1,040,584
SLM Corp.[a]	311,422	2,030,471
Synchrony Financial[a]	613,785	18,665,202

		124,386,887
CONTAINERS & PACKAGING — 0.43%
AptarGroup Inc.	46,325	3,365,511
Avery Dennison Corp.	67,334	4,219,149
Ball Corp.	101,637	7,392,059
Bemis Co. Inc.	71,441	3,192,698
Crown Holdings Inc.[a]	102,102	5,176,571
Graphic Packaging Holding Co.	241,057	3,092,761
International Paper Co.	310,555	11,707,924
Owens-Illinois Inc.[a,b]	117,740	2,051,031
Packaging Corp. of America	72,354	4,561,920
Sealed Air Corp.	145,838	6,504,375
Silgan Holdings Inc.	29,595	1,589,843
Sonoco Products Co.	74,007	3,024,666
WestRock Co.	192,186	8,767,525

		64,646,033
DISTRIBUTORS — 0.11%
Genuine Parts Co.	111,993	9,619,079
LKQ Corp.[a]	223,122	6,611,105

		16,230,184
DIVERSIFIED CONSUMER SERVICES — 0.09%
Graham Holdings Co. Class B	2,570	1,246,373
H&R Block Inc.	174,463	5,811,362

Security	Shares	Value

Service Corp. International/U.S.	148,180	$3,855,644
ServiceMaster Global Holdings Inc.[a]	76,370	2,996,759

		13,910,138
DIVERSIFIED FINANCIAL SERVICES — 1.90%
Berkshire Hathaway Inc. Class Ba	1,369,021	180,765,533
CBOE Holdings Inc.	61,809	4,011,404
CME Group Inc./IL	235,940	21,376,164
FactSet Research Systems Inc.	30,926	5,027,640
Intercontinental Exchange Inc.	81,924	20,993,844
Leucadia National Corp.	243,560	4,235,508
McGraw Hill Financial Inc.	201,501	19,863,968
Moody’s Corp.	130,473	13,091,661
Morningstar Inc.	13,763	1,106,683
MSCI Inc.	75,875	5,472,864
Nasdaq Inc.	85,678	4,983,889
Voya Financial Inc.	159,081	5,871,680

		286,800,838
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.14%
AT&T Inc.	4,480,869	154,186,702
CenturyLink Inc.	414,832	10,437,173
Frontier Communications Corp.	864,823	4,038,723
Level 3 Communications Inc.[a]	212,867	11,571,450
Verizon Communications Inc.	3,002,143	138,759,050
Zayo Group Holdings Inc.[a]	105,408	2,802,799

		321,795,897
ELECTRIC UTILITIES — 1.64%
American Electric Power Co. Inc.	360,695	21,017,698
Avangrid Inc.	42,559	1,634,266
Duke Energy Corp.	509,078	36,343,078
Edison International	239,503	14,180,973
Entergy Corp.	132,420	9,052,231
Eversource Energy	233,659	11,932,965
Exelon Corp.	676,732	18,792,848
FirstEnergy Corp.	310,851	9,863,302
Great Plains Energy Inc.	114,484	3,126,558
Hawaiian Electric Industries Inc.	78,802	2,281,318
ITC Holdings Corp.	113,821	4,467,474
NextEra Energy Inc.	326,940	33,965,797
OGE Energy Corp.	146,394	3,848,698
Pepco Holdings Inc.	185,500	4,824,855
Pinnacle West Capital Corp.	81,592	5,261,052

327

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2015

Security	Shares	Value

PPL Corp.	491,158	$16,763,223
Southern Co. (The)	668,626	31,285,010
Westar Energy Inc.	103,890	4,405,975
Xcel Energy Inc.	372,802	13,387,320

		246,434,641
ELECTRICAL EQUIPMENT — 0.52%
Acuity Brands Inc.	32,020	7,486,276
AMETEK Inc.	177,999	9,538,966
Babcock & Wilcox Enterprises Inc.[a]	40,122	837,346
Eaton Corp. PLC	343,628	17,882,401
Emerson Electric Co.	491,990	23,531,882
Hubbell Inc.	42,487	4,292,887
Regal Beloit Corp.	33,368	1,952,695
Rockwell Automation Inc.	98,895	10,147,616
Solarcity Corp.[a,b]	44,038	2,246,819

		77,916,888
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.46%
Amphenol Corp. Class A	227,458	11,880,131
Arrow Electronics Inc.[a]	70,723	3,831,772
Avnet Inc.	100,283	4,296,124
CDW Corp./DE	97,485	4,098,269
Cognex Corp.	63,779	2,153,817
Corning Inc.	870,946	15,920,893
Dolby Laboratories Inc. Class A	36,656	1,233,474
Fitbit Inc.[a,b]	31,101	920,279
FLIR Systems Inc.	102,859	2,887,252
Ingram Micro Inc. Class A	114,367	3,474,469
IPG Photonics Corp.[a,b]	25,635	2,285,617
Jabil Circuit Inc.	143,581	3,344,001
Keysight Technologies Inc.[a]	124,029	3,513,742
National Instruments Corp.	82,321	2,361,789
Trimble Navigation Ltd.[a,b]	191,853	4,115,247
Zebra Technologies Corp. Class Aa,b	38,330	2,669,685

		68,986,561
ENERGY EQUIPMENT & SERVICES — 1.01%
Baker Hughes Inc.	320,451	14,788,814
Cameron International Corp.[a]	141,041	8,913,791
Diamond Offshore Drilling Inc.	47,225	996,448
Dril-Quip Inc.[a]	28,704	1,700,138

Security	Shares	Value

Ensco PLC Class A	171,833	$2,644,510
FMC Technologies Inc.[a]	170,722	4,952,645
Frank’s International NV	24,774	413,478
Halliburton Co.	626,408	21,322,928
Helmerich & Payne Inc.	70,896	3,796,481
Nabors Industries Ltd.	241,826	2,057,939
National Oilwell Varco Inc.	285,095	9,547,832
Noble Corp. PLC[b]	177,369	1,871,243
Oceaneering International Inc.	73,317	2,750,854
Patterson-UTI Energy Inc.	107,155	1,615,897
Rowan Companies PLC Class A	91,067	1,543,586
RPC Inc.[b]	42,184	504,099
Schlumberger Ltd.	934,670	65,193,232
Seadrill Ltd.[a,b]	273,576	927,423
Superior Energy Services Inc.	109,818	1,479,248
Weatherford International PLC[a,b]	572,173	4,800,531

		151,821,117
FOOD & STAPLES RETAILING — 2.15%
Costco Wholesale Corp.	323,878	52,306,297
CVS Health Corp.	830,564	81,204,242
Kroger Co. (The)	721,737	30,190,259
Rite Aid Corp.[a]	730,239	5,725,074
Sprouts Farmers Market Inc.[a,b]	112,029	2,978,851
Sysco Corp.	437,122	17,922,002
Wal-Mart Stores Inc.	1,162,738	71,275,839
Walgreens Boots Alliance Inc.	632,852	53,890,512
Whole Foods Market Inc.	264,060	8,846,010

		324,339,086
FOOD PRODUCTS — 1.71%
Archer-Daniels-Midland Co.	456,636	16,749,408
Blue Buffalo Pet Products Inc.[a,b]	28,712	537,202
Bunge Ltd.	106,056	7,241,504
Campbell Soup Co.	128,473	6,751,256
ConAgra Foods Inc.	314,073	13,241,318
Flowers Foods Inc.	127,437	2,738,621
General Mills Inc.	438,821	25,302,419
Hain Celestial Group Inc. (The)[a]	76,127	3,074,770
Hershey Co. (The)	107,113	9,561,977
Hormel Foods Corp.	98,223	7,767,475
Ingredion Inc.	52,437	5,025,562
JM Smucker Co. (The)	88,037	10,858,484
Kellogg Co.	183,695	13,275,638
Keurig Green Mountain Inc.	94,882	8,537,482

328

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2015

Security	Shares	Value

Kraft Heinz Co. (The)	435,758	$31,705,752
McCormick & Co. Inc./MD	94,007	8,043,239
Mead Johnson Nutrition Co.	149,051	11,767,576
Mondelez International Inc. Class A	1,197,382	53,690,609
Pilgrim’s Pride Corp.[b]	47,046	1,039,246
Pinnacle Foods Inc.	85,272	3,620,649
Tyson Foods Inc. Class A	217,228	11,584,769
WhiteWave Foods Co. (The)[a,b]	128,417	4,996,705

		257,111,661
GAS UTILITIES — 0.13%
AGL Resources Inc.	88,430	5,642,718
Atmos Energy Corp.	74,011	4,665,654
National Fuel Gas Co.	61,765	2,640,454
Questar Corp.	128,312	2,499,518
UGI Corp.	126,594	4,273,813

		19,722,157
HEALTH CARE EQUIPMENT & SUPPLIES — 2.19%
Abbott Laboratories	1,095,906	49,217,139
Alere Inc.[a,b]	63,257	2,472,716
Align Technology Inc.[a,b]	59,681	3,929,994
Baxter International Inc.	400,702	15,286,781
Becton Dickinson and Co.	154,109	23,746,656
Boston Scientific Corp.[a]	987,005	18,200,372
Cooper Companies Inc. (The)	35,410	4,752,022
CR Bard Inc.	54,804	10,382,070
DENTSPLY International Inc.	102,687	6,248,504
DexCom Inc.[a]	58,121	4,760,110
Edwards Lifesciences Corp.[a]	158,628	12,528,439
Hill-Rom Holdings Inc.	41,853	2,011,455
Hologic Inc.[a]	181,508	7,022,545
IDEXX Laboratories Inc.[a,b]	68,683	5,008,364
Intuitive Surgical Inc.[a]	27,161	14,834,252
Medtronic PLC	1,049,007	80,689,618
ResMed Inc.	104,116	5,589,988
Sirona Dental Systems Inc.[a]	40,948	4,486,672
St. Jude Medical Inc.	206,710	12,768,477
Stryker Corp.	248,664	23,110,832
Teleflex Inc.	30,601	4,022,502
Varian Medical Systems Inc.[a]	73,249	5,918,519
Zimmer Biomet Holdings Inc.	125,256	12,850,013

		329,838,040

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 2.63%
Acadia Healthcare Co. Inc.[a,b]	38,381	$2,397,277
Aetna Inc.	257,072	27,794,625
AmerisourceBergen Corp.	151,393	15,700,968
Anthem Inc.	193,906	27,038,253
Brookdale Senior Living Inc.[a]	134,992	2,491,952
Cardinal Health Inc.	243,561	21,742,690
Centene Corp.[a,b]	87,221	5,740,014
Cigna Corp.	189,459	27,723,535
Community Health Systems Inc.[a,b]	86,749	2,301,451
DaVita HealthCare Partners Inc.[a]	130,067	9,066,971
Envision Healthcare Holdings Inc.[a]	137,661	3,575,056
Express Scripts Holding Co.[a]	497,423	43,479,744
HCA Holdings Inc.[a]	236,040	15,963,385
Health Net Inc./CAa	57,085	3,908,039
Henry Schein Inc.[a,b]	61,506	9,729,634
Humana Inc.	110,260	19,682,513
Laboratory Corp. of America Holdings[a]	73,734	9,116,472
LifePoint Health Inc.[a]	32,982	2,420,879
McKesson Corp.	170,456	33,619,037
MEDNAX Inc.[a,b]	68,612	4,916,736
Patterson Companies Inc.	63,047	2,850,355
Premier Inc.[a]	27,278	962,095
Quest Diagnostics Inc.	105,473	7,503,349
Tenet Healthcare Corp.[a,b]	73,927	2,239,988
UnitedHealth Group Inc.	700,709	82,431,407
Universal Health Services Inc. Class B	67,748	8,095,209
VCA Inc.[a]	60,508	3,327,940

		395,819,574
HEALTH CARE TECHNOLOGY — 0.16%
Allscripts Healthcare Solutions Inc.[a]	132,519	2,038,142
athenahealth Inc.[a,b]	28,492	4,586,357
Cerner Corp.[a]	220,457	13,264,898
IMS Health Holdings Inc.[a,b]	97,972	2,495,347
Inovalon Holdings Inc.[a,b]	18,485	314,245
Veeva Systems Inc.[a,b]	52,298	1,508,797

		24,207,786

329

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2015

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 2.05%
Aramark	142,888	$4,608,138
Brinker International Inc.	44,866	2,151,325
Carnival Corp.	312,718	17,036,877
Chipotle Mexican Grill Inc.[a,b]	22,867	10,972,730
Choice Hotels International Inc.	26,112	1,316,306
Darden Restaurants Inc.	92,758	5,903,119
Domino’s Pizza Inc.	40,748	4,533,215
Dunkin’ Brands Group Inc.	70,796	3,015,202
Extended Stay America Inc.	43,390	689,901
Hilton Worldwide Holdings Inc.	382,732	8,190,465
Hyatt Hotels Corp. Class Aa,b	24,657	1,159,372
International Game Technology PLC	68,963	1,115,821
Las Vegas Sands Corp.	268,837	11,785,814
Marriott International Inc./MD Class A	143,978	9,652,285
McDonald’s Corp.	705,560	83,354,859
MGM Resorts International[a]	328,888	7,472,335
Norwegian Cruise Line Holdings Ltd.[a]	97,049	5,687,071
Panera Bread Co. Class Aa,b	18,550	3,613,169
Royal Caribbean Cruises Ltd.	126,632	12,816,425
Six Flags Entertainment Corp.	52,946	2,908,853
Starbucks Corp.	1,104,545	66,305,836
Starwood Hotels & Resorts Worldwide Inc.	125,615	8,702,607
Wendy’s Co. (The)	150,575	1,621,693
Wyndham Worldwide Corp.	88,415	6,423,350
Wynn Resorts Ltd.	59,681	4,129,328
Yum! Brands Inc.	318,241	23,247,505

		308,413,601
HOUSEHOLD DURABLES — 0.55%
DR Horton Inc.	242,128	7,755,360
Garmin Ltd.	86,971	3,232,712
GoPro Inc.[a,b]	65,619	1,181,798
Harman International Industries Inc.	52,369	4,933,683
Jarden Corp.[a]	155,064	8,857,256
Leggett & Platt Inc.	101,960	4,284,359
Lennar Corp. Class A	128,308	6,275,544
Lennar Corp. Class B	7,337	294,801
Mohawk Industries Inc.[a]	45,431	8,604,177

Security	Shares	Value

Newell Rubbermaid Inc.	198,298	$8,740,976
NVR Inc.[a,b]	2,991	4,914,213
PulteGroup Inc.	267,324	4,763,714
Tempur Sealy International Inc.[a]	44,806	3,157,031
Toll Brothers Inc.[a]	130,086	4,331,864
TopBuild Corp.[a]	28,807	886,391
Tupperware Brands Corp.	36,801	2,047,976
Whirlpool Corp.	57,759	8,483,064

		82,744,919
HOUSEHOLD PRODUCTS — 1.73%
Church & Dwight Co. Inc.	96,311	8,174,878
Clorox Co. (The)	96,387	12,224,763
Colgate-Palmolive Co.	665,889	44,361,525
Energizer Holdings Inc.	45,626	1,554,021
Kimberly-Clark Corp.	268,033	34,120,601
Procter & Gamble Co. (The)	1,997,010	158,582,564
Spectrum Brands Holdings Inc.	18,527	1,886,049

		260,904,401
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.08%
AES Corp./VA	504,554	4,828,582
Calpine Corp.[a,b]	272,549	3,943,784
NRG Energy Inc.	231,535	2,725,167
TerraForm Power Inc.[b]	42,230	531,253

		12,028,786
INDUSTRIAL CONGLOMERATES —2.29%
3M Co.	466,952	70,341,649
Carlisle Companies Inc.	47,686	4,229,271
Danaher Corp.	438,967	40,771,255
General Electric Co.	6,922,585	215,638,523
Roper Technologies Inc.	74,011	14,046,548

		345,027,246
INSURANCE — 3.05%
ACE Ltd.	240,416	28,092,610
Aflac Inc.	319,203	19,120,260
Alleghany Corp.[a]	11,771	5,625,714
Allied World Assurance Co. Holdings AG	69,700	2,592,143
Allstate Corp. (The)	285,133	17,703,908
American Financial Group Inc./OH	50,455	3,636,796
American International Group Inc.	910,597	56,429,696

330

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2015

Security	Shares	Value

American National Insurance Co.	5,260	$537,940
AmTrust Financial Services Inc.	30,216	1,860,701
Aon PLC	207,433	19,127,397
Arch Capital Group Ltd.[a]	91,337	6,370,756
Arthur J Gallagher & Co.	123,125	5,040,737
Aspen Insurance Holdings Ltd.	45,064	2,176,591
Assurant Inc.	49,924	4,020,879
Assured Guaranty Ltd.	104,139	2,752,394
Axis Capital Holdings Ltd.[b]	74,021	4,161,461
Brown & Brown Inc.	84,871	2,724,359
Chubb Corp. (The)	169,147	22,435,658
Cincinnati Financial Corp.	121,431	7,185,072
CNA Financial Corp.	19,403	682,015
Endurance Specialty Holdings Ltd.	46,232	2,958,386
Erie Indemnity Co. Class A	18,103	1,731,371
Everest Re Group Ltd.	32,732	5,992,902
FNF Group	207,018	7,177,314
Genworth Financial Inc. Class Aa	354,909	1,323,811
Hanover Insurance Group Inc. (The)	32,372	2,633,138
Hartford Financial Services Group Inc. (The)	308,633	13,413,190
Lincoln National Corp.	186,230	9,359,920
Loews Corp.	229,390	8,808,576
Markel Corp.[a]	10,256	9,059,638
Marsh & McLennan Companies Inc.	395,193	21,913,452
Mercury General Corp.	12,439	579,284
MetLife Inc.	689,598	33,245,520
Old Republic International Corp.	191,152	3,561,162
PartnerRe Ltd.	35,231	4,923,180
Principal Financial Group Inc.	216,972	9,759,401
ProAssurance Corp.	40,161	1,949,013
Progressive Corp. (The)	431,411	13,718,870
Prudential Financial Inc.	333,474	27,148,118
Reinsurance Group of America Inc.	48,800	4,174,840
RenaissanceRe Holdings Ltd.	33,918	3,839,178
StanCorp Financial Group Inc.	31,163	3,548,842
Torchmark Corp.	93,322	5,334,286
Travelers Companies Inc. (The)	234,610	26,478,085
Unum Group	184,232	6,133,083
Validus Holdings Ltd.	62,815	2,907,706

Security	Shares	Value

White Mountains Insurance Group Ltd.[b]	4,216	$3,064,231
WR Berkley Corp.	71,306	3,904,003
XL Group PLC	226,003	8,854,798

		459,772,385
INTERNET & CATALOG RETAIL — 2.04%
Amazon.com Inc.[a]	280,588	189,646,623
Expedia Inc.	87,248	10,844,926
Groupon Inc.[a,b]	331,930	1,019,025
Liberty Interactive Corp. QVC Group Series Aa	363,446	9,929,345
Liberty Ventures Series Aa	104,886	4,731,408
Netflix Inc.[a,b]	312,398	35,732,083
Priceline Group Inc. (The)[a]	38,153	48,643,167
TripAdvisor Inc.[a,b]	82,751	7,054,523

		307,601,100
INTERNET SOFTWARE & SERVICES — 4.00%
Akamai Technologies Inc.[a]	131,860	6,939,792
Alphabet Inc. Class Aa	212,193	165,088,276
Alphabet Inc. Class Ca	216,521	164,313,456
CoStar Group Inc.[a,b]	23,778	4,914,675
eBay Inc.[a]	894,307	24,575,556
Facebook Inc. Class Aa	1,592,914	166,714,379
GoDaddy Inc. Class Aa,b	16,920	542,455
IAC/InterActiveCorp	54,410	3,267,321
LinkedIn Corp. Class Aa	80,550	18,130,194
Match Group Inc.[a]	26,162	354,495
Pandora Media Inc.[a,b]	154,599	2,073,173
Rackspace Hosting Inc.[a,b]	85,605	2,167,519
Twitter Inc.[a,b]	415,330	9,610,736
VeriSign Inc.[a,b]	75,916	6,632,022
Yahoo! Inc.[a]	690,862	22,978,070
Yelp Inc.[a,b]	47,620	1,371,456
Zillow Group Inc. Class Aa,b	32,119	836,379
Zillow Group Inc. Class Ca,b	64,238	1,508,308

		602,018,262
IT SERVICES — 3.73%
Accenture PLC Class A	462,388	48,319,546
Alliance Data Systems Corp.[a]	45,732	12,648,099
Amdocs Ltd.	113,458	6,191,403
Automatic Data Processing Inc.	345,642	29,282,790

331

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2015

Security	Shares	Value

Black Knight Financial Services Inc. Class Aa,b	15,365	$507,967
Booz Allen Hamilton Holding Corp.	74,439	2,296,443
Broadridge Financial Solutions Inc.	88,643	4,762,788
Cognizant Technology Solutions Corp. Class Aa	449,439	26,975,329
Computer Sciences Corp.	100,420	3,281,726
CoreLogic Inc./U.S.[a]	66,143	2,239,602
CSRA Inc.	102,643	3,079,290
DST Systems Inc.	25,565	2,915,944
Fidelity National Information Services Inc.	208,984	12,664,430
First Data Corp. Class Aa	131,663	2,109,241
Fiserv Inc.[a]	174,336	15,944,771
FleetCor Technologies Inc.[a]	67,658	9,670,358
Gartner Inc.[a]	61,419	5,570,703
Genpact Ltd.[a]	116,577	2,912,094
Global Payments Inc.	98,120	6,329,721
International Business Machines Corp.	668,403	91,985,621
Jack Henry & Associates Inc.	60,199	4,699,134
Leidos Holdings Inc.	49,487	2,784,139
MasterCard Inc. Class A	735,860	71,643,330
Paychex Inc.	238,882	12,634,469
PayPal Holdings Inc.[a]	894,281	32,372,972
Sabre Corp.	82,906	2,318,881
Square Inc.[a,b]	22,802	298,478
Teradata Corp.[a,b]	98,269	2,596,267
Total System Services Inc.	121,226	6,037,055
Vantiv Inc. Class Aa	106,100	5,031,262
VeriFone Systems Inc.[a,b]	83,105	2,328,602
Visa Inc. Class A	1,440,860	111,738,693
Western Union Co. (The)	380,819	6,820,468
WEX Inc.[a]	28,543	2,523,201
Xerox Corp.	743,182	7,900,025

		561,414,842
LEISURE PRODUCTS — 0.15%
Brunswick Corp./DE	68,188	3,444,176
Hasbro Inc.	82,413	5,551,340
Mattel Inc.	250,038	6,793,532
Polaris Industries Inc.[b]	48,717	4,187,226
Vista Outdoor Inc.[a]	47,045	2,093,973

		22,070,247

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.73%
Agilent Technologies Inc.	245,185	$10,251,185
Bio-Rad Laboratories Inc. Class Aa,b	15,363	2,130,234
Bio-Techne Corp.	27,584	2,482,560
Bruker Corp.[a,b]	81,570	1,979,704
Charles River Laboratories International Inc.[a]	34,629	2,783,825
Illumina Inc.[a]	106,087	20,362,869
Mettler-Toledo International Inc.[a]	20,533	6,963,356
PerkinElmer Inc.	83,683	4,482,898
QIAGEN NVa	171,844	4,751,487
Quintiles Transnational Holdings Inc.[a]	58,106	3,989,558
Thermo Fisher Scientific Inc.	293,020	41,564,887
VWR Corp.[a,b]	21,643	612,713
Waters Corp.[a,b]	61,069	8,218,666

		110,573,942
MACHINERY — 1.43%
AGCO Corp.[b]	55,598	2,523,593
Allison Transmission Holdings Inc.	133,017	3,443,810
Caterpillar Inc.[b]	444,373	30,199,589
Colfax Corp.[a,b]	73,751	1,722,086
Crane Co.	35,044	1,676,505
Cummins Inc.	133,718	11,768,521
Deere & Co.	245,556	18,728,556
Donaldson Co. Inc.	100,229	2,872,563
Dover Corp.	118,528	7,266,952
Flowserve Corp.	99,468	4,185,613
Graco Inc.	43,501	3,135,117
IDEX Corp.	57,195	4,381,709
Illinois Tool Works Inc.	220,285	20,416,014
Ingersoll-Rand PLC	194,708	10,765,405
ITT Corp.	65,601	2,382,628
Joy Global Inc.	71,406	900,430
Kennametal Inc.	58,147	1,116,422
Lincoln Electric Holdings Inc.	55,441	2,876,833
Manitowoc Co. Inc. (The)	99,303	1,524,301
Middleby Corp. (The)[a,b]	42,095	4,540,788
Nordson Corp.	44,704	2,867,762
Oshkosh Corp.	57,576	2,247,767
PACCAR Inc.	260,675	12,355,995

332

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2015

Security	Shares	Value

Parker-Hannifin Corp.	102,368	$9,927,649
Pentair PLC	132,614	6,568,371
Snap-on Inc.	42,815	7,339,775
SPX Corp.	29,850	278,501
SPX FLOW Inc.[a]	29,817	832,192
Stanley Black & Decker Inc.	113,192	12,080,982
Terex Corp.	76,970	1,422,406
Timken Co. (The)	56,584	1,617,737
Toro Co. (The)	41,165	3,007,927
Trinity Industries Inc.[b]	113,648	2,729,825
Valmont Industries Inc.	17,400	1,844,748
WABCO Holdings Inc.[a]	40,398	4,131,099
Wabtec Corp./DE	71,005	5,049,876
Xylem Inc./NY	134,129	4,895,709

		215,625,756
MARINE — 0.01%
Kirby Corp.[a]	41,400	2,178,468

		2,178,468
MEDIA — 3.27%
AMC Networks Inc. Class Aa,b	44,193	3,300,333
Cable One Inc.	2,591	1,123,613
Cablevision Systems Corp. Class A	148,416	4,734,470
CBS Corp. Class B NVS	362,317	17,076,000
Charter Communications Inc. Class Aa,b	55,125	10,093,387
Cinemark Holdings Inc.	86,093	2,878,089
Clear Channel Outdoor Holdings Inc. Class Aa	26,464	147,934
Comcast Corp. Class A	1,848,774	104,326,317
Discovery Communications Inc. Class Aa,b	113,987	3,041,173
Discovery Communications Inc. Class C NVS[a]	202,765	5,113,733
DISH Network Corp. Class Aa	160,129	9,156,176
Gannett Co. Inc.	82,929	1,350,913
Interpublic Group of Companies Inc. (The)	303,023	7,054,375
John Wiley & Sons Inc. Class A	34,069	1,534,127
Liberty Broadband Corp. Class Aa,b	18,987	980,679
Liberty Broadband Corp. Class Ca	49,374	2,560,536

Security	Shares	Value

Liberty Media Corp. Class Aa	76,671	$3,009,337
Liberty Media Corp. Class Ca	148,361	5,649,587
Lions Gate Entertainment Corp.	69,370	2,246,894
Live Nation Entertainment Inc.[a]	106,818	2,624,518
Madison Square Garden Co. (The)[a]	15,203	2,459,845
MSG Networks Inc. Class Aa	45,051	937,061
News Corp. Class A	280,769	3,751,074
News Corp. Class B	88,286	1,232,473
Omnicom Group Inc.	179,880	13,609,721
Regal Entertainment Group Class Ab	60,731	1,145,994
Scripps Networks Interactive Inc. Class A	67,648	3,734,846
Sirius XM Holdings Inc.[a,b]	1,697,681	6,909,562
Starz Series Aa	63,485	2,126,748
TEGNA Inc.	167,782	4,281,797
Thomson Reuters Corp.	242,650	9,184,303
Time Warner Cable Inc.	208,091	38,619,609
Time Warner Inc.	607,013	39,255,531
Tribune Media Co.	58,874	1,990,530
Twenty-First Century Fox Inc. Class A	871,708	23,675,589
Twenty-First Century Fox Inc. Class B	356,205	9,699,462
Viacom Inc. Class A	7,669	337,359
Viacom Inc. Class B NVS	254,943	10,493,454
Walt Disney Co. (The)	1,248,980	131,242,818

		492,689,967
METALS & MINING — 0.31%
Alcoa Inc.	965,596	9,530,433
Allegheny Technologies Inc.	80,063	900,709
Compass Minerals International Inc.	25,039	1,884,686
Freeport-McMoRan Inc.	839,695	5,684,735
Newmont Mining Corp.	390,231	7,020,256
Nucor Corp.	234,871	9,465,301
Reliance Steel & Aluminum Co.	54,942	3,181,691
Royal Gold Inc.	47,547	1,734,039
Southern Copper Corp.[b]	83,137	2,171,538
Steel Dynamics Inc.	177,274	3,167,886
Tahoe Resources Inc.	117,242	1,016,488
U.S. Steel Corp.[b]	106,547	850,245

		46,608,007

333

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2015

Security	Shares	Value

MULTI-UTILITIES — 1.08%
Alliant Energy Corp.	83,482	$5,213,451
Ameren Corp.	179,052	7,740,418
CenterPoint Energy Inc.	318,230	5,842,703
CMS Energy Corp.	204,321	7,371,902
Consolidated Edison Inc.	215,417	13,844,851
Dominion Resources Inc./VA	436,882	29,550,698
DTE Energy Co.	132,113	10,594,141
MDU Resources Group Inc.	142,602	2,612,469
NiSource Inc.	234,834	4,581,611
PG&E Corp.	353,357	18,795,059
Public Service Enterprise Group Inc.	373,021	14,432,182
SCANA Corp.	104,863	6,343,163
Sempra Energy	182,279	17,136,049
TECO Energy Inc.	173,996	4,636,993
Vectren Corp.	60,606	2,570,907
WEC Energy Group Inc.	232,755	11,942,659

		163,209,256
MULTILINE RETAIL — 0.57%
Dillard’s Inc. Class A	15,699	1,031,581
Dollar General Corp.	223,313	16,049,505
Dollar Tree Inc.[a]	169,519	13,090,257
JC Penney Co. Inc.[a,b]	223,318	1,487,298
Kohl’s Corp.	140,229	6,679,107
Macy’s Inc.	230,851	8,075,168
Nordstrom Inc.	103,856	5,173,068
Sears Holdings Corp.[a,b]	9,945	204,469
Target Corp.	470,026	34,128,588

		85,919,041
OIL, GAS & CONSUMABLE FUELS — 5.16%
Anadarko Petroleum Corp.	373,523	18,145,747
Antero Resources Corp.[a,b]	50,885	1,109,293
Apache Corp.	277,132	12,324,060
Cabot Oil & Gas Corp.	305,648	5,406,913
California Resources Corp.	230,446	536,939
Cheniere Energy Inc.[a]	174,425	6,497,331
Chesapeake Energy Corp.[b]	429,715	1,933,718
Chevron Corp.	1,384,217	124,524,161
Cimarex Energy Co.	69,606	6,221,384
Cobalt International Energy Inc.[a]	268,409	1,449,409
Columbia Pipeline Group Inc.	294,700	5,894,000
Concho Resources Inc.[a]	95,028	8,824,300

Security	Shares	Value

ConocoPhillips	907,605	$42,376,077
CONSOL Energy Inc.[b]	167,875	1,326,213
Continental Resources Inc./OKa,b	62,932	1,446,177
CVR Energy Inc.	11,119	437,533
Denbury Resources Inc.[b]	261,052	527,325
Devon Energy Corp.	302,449	9,678,368
Diamondback Energy Inc.[a]	48,641	3,254,083
Energen Corp.	57,817	2,369,919
EOG Resources Inc.	404,102	28,606,381
EP Energy Corp. Class Aa,b	23,715	103,872
EQT Corp.	112,281	5,853,209
Exxon Mobil Corp.	3,077,664	239,903,909
Golar LNG Ltd.[b]	65,984	1,041,887
Gulfport Energy Corp.[a]	79,265	1,947,541
Hess Corp.	185,541	8,995,028
HollyFrontier Corp.	135,120	5,389,937
Kinder Morgan Inc./DE	1,314,538	19,612,907
Kosmos Energy Ltd.[a,b]	115,100	598,520
Laredo Petroleum Inc.[a,b]	90,201	720,706
Marathon Oil Corp.	497,320	6,261,259
Marathon Petroleum Corp.	399,944	20,733,097
Memorial Resource Development Corp.[a,b]	65,638	1,060,054
Murphy Oil Corp.	131,996	2,963,310
Newfield Exploration Co.[a]	120,554	3,925,238
Noble Energy Inc.	315,208	10,379,799
Occidental Petroleum Corp.	565,447	38,229,872
ONEOK Inc.	154,458	3,808,934
PBF Energy Inc.	71,237	2,622,234
Phillips 66	398,721	32,615,378
Pioneer Natural Resources Co.	110,040	13,796,815
QEP Resources Inc.	129,558	1,736,077
Range Resources Corp.[b]	124,067	3,053,289
SM Energy Co.[b]	49,681	976,728
Southwestern Energy Co.[a,b]	281,550	2,001,821
Spectra Energy Corp.	493,426	11,812,618
Targa Resources Corp.	41,951	1,135,194
Teekay Corp.	34,256	338,107
Tesoro Corp.	92,873	9,786,028
Valero Energy Corp.	354,461	25,063,937
Whiting Petroleum Corp.[a,b]	149,260	1,409,014
Williams Companies Inc. (The)	552,251	14,192,851
World Fuel Services Corp.	52,924	2,035,457
WPX Energy Inc.[a]	171,979	987,159

		777,981,117

334

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2015

Security	Shares	Value

PAPER & FOREST PRODUCTS — 0.01%
Domtar Corp.	47,365	$1,750,137

		1,750,137
PERSONAL PRODUCTS — 0.16%
Avon Products Inc.	318,595	1,290,310
Coty Inc. Class Ab	60,952	1,562,200
Edgewell Personal Care Co.	45,217	3,543,656
Estee Lauder Companies Inc. (The) Class A	154,351	13,592,149
Herbalife Ltd.[a,b]	54,351	2,914,301
Nu Skin Enterprises Inc. Class Ab	42,744	1,619,570

		24,522,186
PHARMACEUTICALS — 5.15%
Akorn Inc.[a]	57,670	2,151,668
Allergan PLC[a]	288,886	90,276,875
Bristol-Myers Squibb Co.	1,227,075	84,410,489
Eli Lilly & Co.	720,277	60,690,540
Endo International PLC[a]	166,676	10,203,905
Jazz Pharmaceuticals PLC[a]	45,139	6,344,738
Johnson & Johnson	2,041,209	209,672,988
Mallinckrodt PLC[a]	86,030	6,420,419
Merck & Co. Inc.	2,079,636	109,846,374
Mylan NVa	309,864	16,754,346
Perrigo Co. PLC	107,561	15,564,077
Pfizer Inc.	4,532,615	146,312,812
Zoetis Inc.	368,069	17,637,866

		776,287,097
PROFESSIONAL SERVICES — 0.38%
Dun & Bradstreet Corp. (The)	26,431	2,746,974
Equifax Inc.	87,734	9,770,935
IHS Inc. Class Aa	50,797	6,015,889
ManpowerGroup Inc.	54,380	4,583,690
Nielsen Holdings PLC	270,484	12,604,554
Robert Half International Inc.	99,071	4,670,207
Towers Watson & Co. Class A	51,065	6,559,810
TransUnion[a]	23,880	658,372
Verisk Analytics Inc. Class Aa	124,756	9,591,241

		57,201,672
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.63%
Alexandria Real Estate Equities Inc.	52,904	4,780,405

Security	Shares	Value

American Campus Communities Inc.	82,221	$3,399,016
American Capital Agency Corp.	261,035	4,526,347
American Homes 4 Rent Class Ab	121,538	2,024,823
American Tower Corp.[b]	311,456	30,195,659
Annaly Capital Management Inc.[b]	699,761	6,563,758
Apartment Investment & Management Co. Class A	114,559	4,585,797
Apple Hospitality REIT Inc.[b]	129,417	2,584,457
AvalonBay Communities Inc.	97,227	17,902,407
BioMed Realty Trust Inc.	149,006	3,529,952
Boston Properties Inc.	113,109	14,425,922
Brandywine Realty Trust	131,989	1,802,970
Brixmor Property Group Inc.[b]	126,903	3,276,635
Camden Property Trust	64,284	4,934,440
Care Capital Properties Inc.	61,235	1,871,954
CBL & Associates Properties Inc.	122,239	1,512,096
Chimera Investment Corp.	139,336	1,900,543
Columbia Property Trust Inc.[b]	91,132	2,139,779
Communications Sales & Leasing Inc./CSL Capital LLC[a]	88,144	1,647,411
Corporate Office Properties Trust	69,173	1,510,047
Corrections Corp. of America[b]	85,495	2,264,763
Crown Castle International Corp.	245,425	21,216,991
DDR Corp.	222,640	3,749,258
Digital Realty Trust Inc.	108,003	8,167,187
Douglas Emmett Inc.	108,301	3,376,825
Duke Realty Corp.	255,082	5,361,824
Empire State Realty Trust Inc. Class Ab	81,775	1,477,674
Equinix Inc.	45,270	13,689,648
Equity Commonwealth[a]	95,150	2,638,509
Equity Lifestyle Properties Inc.[b]	62,340	4,156,208
Equity Residential	267,856	21,854,371
Essex Property Trust Inc.	48,070	11,508,439
Extra Space Storage Inc.	90,598	7,991,650
Federal Realty Investment Trust	50,699	7,407,124
Four Corners Property Trust Inc.[a]	29,997	724,728

335

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2015

Security	Shares	Value

Gaming and Leisure Properties Inc.[b]	64,362	$1,789,264
General Growth Properties Inc.	424,848	11,560,114
HCP Inc.[b]	339,702	12,990,204
Healthcare Trust of America Inc. Class Ab	91,425	2,465,732
Hospitality Properties Trust	109,971	2,875,742
Host Hotels & Resorts Inc.	558,402	8,565,887
Iron Mountain Inc.[b]	155,919	4,211,372
Kilroy Realty Corp.	65,025	4,114,782
Kimco Realty Corp.	304,736	8,063,315
Lamar Advertising Co. Class A	59,964	3,596,641
Liberty Property Trust	110,813	3,440,744
Macerich Co. (The)	116,727	9,418,702
MFA Financial Inc.[b]	271,112	1,789,339
Mid-America Apartment Communities Inc.[b]	55,322	5,023,791
National Retail Properties Inc.[b]	98,189	3,932,469
NorthStar Realty Europe Corp.[b]	44,834	529,490
NorthStar Realty Finance Corp.[b]	134,503	2,290,586
Omega Healthcare Investors Inc.	135,153	4,727,652
Outfront Media Inc.	100,688	2,198,019
Paramount Group Inc.	130,591	2,363,697
Piedmont Office Realty Trust Inc. Class Ab	107,264	2,025,144
Plum Creek Timber Co. Inc.	129,504	6,179,931
Post Properties Inc.	39,936	2,362,614
Prologis Inc.	385,810	16,558,965
Public Storage	106,623	26,410,517
Rayonier Inc.	92,906	2,062,513
Realty Income Corp.[b]	183,530	9,475,654
Regency Centers Corp.	69,806	4,755,185
Retail Properties of America Inc. Class A	173,312	2,559,818
Senior Housing Properties Trust	171,700	2,548,028
Simon Property Group Inc.	229,131	44,552,232
SL Green Realty Corp.	73,547	8,309,340
Spirit Realty Capital Inc.	327,334	3,279,887
Starwood Property Trust Inc.[b]	176,266	3,624,029
Tanger Factory Outlet Centers Inc.	69,867	2,284,651
Taubman Centers Inc.	45,507	3,491,297
Two Harbors Investment Corp.[b]	268,355	2,173,675

Security	Shares	Value

UDR Inc.	191,305	$7,187,329
Ventas Inc.	243,618	13,747,364
VEREIT Inc.	669,756	5,304,468
Vornado Realty Trust	138,471	13,841,561
Weingarten Realty Investors	90,566	3,131,772
Welltower Inc.	257,784	17,537,045
Weyerhaeuser Co.	380,885	11,418,932
WP Carey Inc.	76,543	4,516,037
WP GLIMCHER Inc.	135,606	1,438,780

		547,423,927
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.16%
CBRE Group Inc. Class Aa	210,892	7,292,645
Forest City Enterprises Inc. Class Aa,b	162,075	3,554,305
Howard Hughes Corp. (The)[a,b]	29,441	3,331,544
Jones Lang LaSalle Inc.	33,171	5,302,716
Realogy Holdings Corp.[a]	108,394	3,974,808

		23,456,018
ROAD & RAIL — 0.78%
AMERCO	5,335	2,077,982
Avis Budget Group Inc.[a]	73,924	2,682,702
CSX Corp.	727,360	18,874,992
Genesee & Wyoming Inc. Class Aa	41,852	2,247,034
Hertz Global Holdings Inc.[a]	300,186	4,271,647
JB Hunt Transport Services Inc.	67,866	4,978,650
Kansas City Southern	81,767	6,105,542
Landstar System Inc.	33,147	1,944,072
Norfolk Southern Corp.	224,421	18,983,772
Old Dominion Freight Line Inc.[a,b]	51,707	3,054,332
Ryder System Inc.	39,248	2,230,464
Union Pacific Corp.	644,535	50,402,637

		117,853,826
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.35%
Analog Devices Inc.	230,563	12,754,745
Applied Materials Inc.	846,013	15,795,063
Atmel Corp.	305,547	2,630,760
Avago Technologies Ltd.[b]	188,889	27,417,238
Broadcom Corp. Class A	406,664	23,513,312
Cree Inc.[a,b]	75,972	2,026,173
Cypress Semiconductor Corp.	242,658	2,380,475

336

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2015

Security	Shares	Value

First Solar Inc.[a]	55,435	$3,658,156
Intel Corp.	3,492,048	120,301,054
KLA-Tencor Corp.	117,779	8,167,974
Lam Research Corp.[b]	116,731	9,270,776
Linear Technology Corp.	176,362	7,490,094
Marvell Technology Group Ltd.	331,763	2,926,150
Maxim Integrated Products Inc.	209,382	7,956,516
Microchip Technology Inc.	153,652	7,150,964
Micron Technology Inc.[a]	795,388	11,262,694
NVIDIA Corp.	395,948	13,050,446
ON Semiconductor Corp.[a]	313,954	3,076,749
Qorvo Inc.[a]	104,414	5,314,673
Skyworks Solutions Inc.	140,704	10,810,288
SunEdison Inc.[a,b]	199,392	1,014,905
SunPower Corp.[a,b]	39,984	1,199,920
Teradyne Inc.	157,072	3,246,678
Texas Instruments Inc.	765,841	41,975,745
Xilinx Inc.	190,668	8,955,676

		353,347,224
SOFTWARE — 4.42%
Activision Blizzard Inc.	371,477	14,379,875
Adobe Systems Inc.[a]	368,279	34,596,129
ANSYS Inc.[a]	65,905	6,096,212
Autodesk Inc.[a,b]	167,687	10,217,169
CA Inc.	221,116	6,315,073
Cadence Design Systems Inc.[a]	214,452	4,462,746
CDK Global Inc.	118,442	5,622,442
Citrix Systems Inc.[a]	117,807	8,912,100
Electronic Arts Inc.[a,b]	231,328	15,896,860
FireEye Inc.[a,b]	100,982	2,094,367
Fortinet Inc.[a,b]	105,855	3,299,500
Intuit Inc.	202,940	19,583,710
King Digital Entertainment PLC	58,744	1,050,343
Microsoft Corp.	5,954,609	330,361,707
NetSuite Inc.[a,b]	29,242	2,474,458
Nuance Communications Inc.[a]	185,427	3,688,143
Oracle Corp.	2,332,289	85,198,517
PTC Inc.[a]	84,404	2,922,911
Red Hat Inc.[a,b]	134,979	11,177,611
salesforce.com inc.[a]	482,913	37,860,379
ServiceNow Inc.[a,b]	113,436	9,819,020
SolarWinds Inc.[a]	45,902	2,703,628
Solera Holdings Inc.	49,758	2,728,231

Security	Shares	Value

Splunk Inc.[a,b]	92,058	$5,413,931
SS&C Technologies Holdings Inc.	60,035	4,098,589
Symantec Corp.	501,466	10,530,786
Synopsys Inc.[a]	113,867	5,193,474
Tableau Software Inc. Class Aa,b	36,522	3,441,103
Ultimate Software Group Inc. (The)[a,b]	21,012	4,108,056
VMware Inc. Class Aa,b	60,282	3,410,153
Workday Inc. Class Aa	78,116	6,224,283
Zynga Inc. Class Aa	562,648	1,507,897

		665,389,403
SPECIALTY RETAIL — 2.60%
Aaron’s Inc.	47,552	1,064,689
Advance Auto Parts Inc.	53,969	8,122,874
AutoNation Inc.[a]	54,071	3,225,876
AutoZone Inc.[a]	23,005	17,067,640
Bed Bath & Beyond Inc.[a,b]	126,588	6,107,871
Best Buy Co. Inc.	223,930	6,818,669
Cabela’s Inc.[a,b]	37,029	1,730,365
CarMax Inc.[a,b]	154,307	8,327,949
CST Brands Inc.	56,143	2,197,437
Dick’s Sporting Goods Inc.	68,406	2,418,152
DSW Inc. Class A	53,536	1,277,369
Foot Locker Inc.	102,726	6,686,435
GameStop Corp. Class Ab	78,788	2,209,216
Gap Inc. (The)	176,409	4,357,302
GNC Holdings Inc. Class A	63,496	1,969,646
Home Depot Inc. (The)	956,176	126,454,276
L Brands Inc.	182,185	17,456,967
Lowe’s Companies Inc.	700,578	53,271,951
Michaels Companies Inc. (The)[a,b]	45,690	1,010,206
Murphy USA Inc.[a]	33,692	2,046,452
O’Reilly Automotive Inc.[a]	74,350	18,841,777
Office Depot Inc.[a]	400,862	2,260,862
Penske Automotive Group Inc.	31,240	1,322,702
Ross Stores Inc.	304,646	16,393,001
Sally Beauty Holdings Inc.[a]	115,282	3,215,215
Signet Jewelers Ltd.	59,051	7,304,018
Staples Inc.	473,102	4,480,276
Tiffany & Co.	83,226	6,349,312

337

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2015

Security	Shares	Value

TJX Companies Inc. (The)	500,853	$35,515,486
Tractor Supply Co.	100,682	8,608,311
Ulta Salon Cosmetics & Fragrance Inc.[a]	47,259	8,742,915
Urban Outfitters Inc.[a,b]	64,307	1,462,984
Williams-Sonoma Inc.	67,728	3,955,992

		392,274,193
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.66%
3D Systems Corp.[a,b]	81,983	712,432
Apple Inc.	4,240,589	446,364,398
EMC Corp./MA	1,429,632	36,712,950
Hewlett Packard Enterprise Co.	1,336,678	20,317,506
HP Inc.	1,340,026	15,865,908
Lexmark International Inc. Class A	44,953	1,458,725
NCR Corp.[a]	124,298	3,040,329
NetApp Inc.	217,716	5,776,005
SanDisk Corp.	153,071	11,631,865
Western Digital Corp.	165,133	9,916,237

		551,796,355
TEXTILES, APPAREL & LUXURY GOODS — 0.88%
Carter’s Inc.	38,621	3,438,428
Coach Inc.	204,200	6,683,466
Fossil Group Inc.[a,b]	31,101	1,137,053
Hanesbrands Inc.	296,060	8,713,046
Kate Spade & Co.[a,b]	93,329	1,658,456
lululemon athletica Inc.[a,b]	81,890	4,296,768
Michael Kors Holdings Ltd.[a,b]	135,976	5,447,198
NIKE Inc. Class B	999,363	62,460,187
PVH Corp.	61,180	4,505,907
Ralph Lauren Corp.	43,947	4,899,212
Skechers U.S.A. Inc. Class Aa	89,856	2,714,550
Under Armour Inc. Class Aa,b	131,711	10,617,224
VF Corp.	248,841	15,490,352

		132,061,847
THRIFTS & MORTGAGE FINANCE — 0.04%
New York Community Bancorp. Inc.	357,842	5,839,982
TFS Financial Corp.	48,180	907,229

		6,747,211

Security	Shares	Value

TOBACCO — 1.41%
Altria Group Inc.	1,447,601	$84,264,854
Philip Morris International Inc.	1,140,327	100,246,147
Reynolds American Inc.	607,865	28,052,970

		212,563,971
TRADING COMPANIES & DISTRIBUTORS — 0.25%
Air Lease Corp.	74,907	2,507,886
Fastenal Co.	216,890	8,853,450
GATX Corp.	32,069	1,364,536
HD Supply Holdings Inc.[a]	124,707	3,744,951
MSC Industrial Direct Co. Inc. Class A	34,765	1,956,227
NOW Inc.[a,b]	78,796	1,246,553
United Rentals Inc.[a,b]	71,187	5,163,905
Watsco Inc.	19,336	2,264,826
WESCO International Inc.[a,b]	32,274	1,409,728
WW Grainger Inc.[b]	46,271	9,374,042

		37,886,104
TRANSPORTATION INFRASTRUCTURE — 0.02%
Macquarie Infrastructure Corp.	51,232	3,719,443

		3,719,443
WATER UTILITIES — 0.08%
American Water Works Co. Inc.	132,164	7,896,799
Aqua America Inc.	131,293	3,912,531

		11,809,330
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
SBA Communications Corp. Class Aa	95,394	10,023,048
Sprint Corp.[a,b]	543,990	1,969,244
T-Mobile U.S. Inc.[a,b]	202,581	7,924,969
Telephone & Data Systems Inc.	68,887	1,783,484
U.S. Cellular Corp.[a,b]	9,887	403,488

		22,104,233

TOTAL COMMON STOCKS (Cost: $13,633,044,088)		15,028,419,497

338

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2015

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.81%

MONEY MARKET FUNDS — 2.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	378,189,431	$378,189,431
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	18,977,825	18,977,825
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	26,750,621	26,750,621

		423,917,877

TOTAL SHORT-TERM INVESTMENTS (Cost: $423,917,877)		423,917,877

TOTAL INVESTMENTS IN SECURITIES — 102.58% (Cost: $14,056,961,965)		15,452,337,374
Other Assets, Less Liabilities — (2.58)%		(388,545,278)

NET ASSETS — 100.00%		$15,063,792,096

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of December 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	253	Mar. 2016	Chicago Mercantile	$25,747,810	$1,823
S&P MidCap 400 E-Mini	21	Mar. 2016	Chicago Mercantile	2,926,350	(10,661)

			Net unrealized depreciation		$(8,838)

See accompanying notes to schedules of investments.

339

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 2.92%
B/E Aerospace Inc.	317,338	$13,445,611
Boeing Co. (The)	2,065,002	298,578,639
BWX Technologies Inc.	63,187	2,007,451
General Dynamics Corp.	266,239	36,570,589
Hexcel Corp.	287,954	13,375,463
Honeywell International Inc.	2,334,343	241,767,905
Huntington Ingalls Industries Inc.	145,301	18,431,432
Lockheed Martin Corp.	581,823	126,342,864
Northrop Grumman Corp.	165,486	31,245,412
Precision Castparts Corp.	78,635	18,244,106
Rockwell Collins Inc.	394,939	36,452,870
Spirit AeroSystems Holdings Inc. Class Aa	389,740	19,514,282
Textron Inc.	189,327	7,953,627
TransDigm Group Inc.[a]	159,122	36,351,421
United Technologies Corp.	244,120	23,452,608

		923,734,280
AIR FREIGHT & LOGISTICS — 0.95%
CH Robinson Worldwide Inc.	435,825	27,029,866
Expeditors International of Washington Inc.	570,801	25,743,125
FedEx Corp.	306,434	45,655,602
United Parcel Service Inc. Class B	2,094,981	201,600,022

		300,028,615
AIRLINES — 1.27%
Alaska Air Group Inc.	387,154	31,169,768
American Airlines Group Inc.	1,882,326	79,716,506
Delta Air Lines Inc.	2,437,684	123,566,202
JetBlue Airways Corp.[a,b]	350,852	7,946,798
Southwest Airlines Co.	1,995,716	85,935,531
Spirit Airlines Inc.[a,b]	216,993	8,647,171
United Continental Holdings Inc.[a]	1,140,786	65,367,038

		402,349,014
AUTO COMPONENTS — 0.51%
BorgWarner Inc.	676,045	29,225,425
Delphi Automotive PLC	862,265	73,921,978

Security	Shares	Value

Gentex Corp.	436,455	$6,987,645
Johnson Controls Inc.	428,073	16,904,603
Lear Corp.	175,866	21,601,621
Visteon Corp.[a]	120,455	13,792,097

		162,433,369
AUTOMOBILES — 0.29%
Harley-Davidson Inc.	314,239	14,263,308
Tesla Motors Inc.[a,b]	291,227	69,897,392
Thor Industries Inc.	135,233	7,593,333

		91,754,033
BANKS — 0.10%
Signature Bank/New York NYa	138,701	21,272,573
SVB Financial Group[a,b]	96,228	11,441,509

		32,714,082
BEVERAGES — 3.82%
Brown-Forman Corp. Class A	76,373	8,409,431
Brown-Forman Corp. Class B	324,320	32,198,490
Coca-Cola Co. (The)	11,709,557	503,042,569
Coca-Cola Enterprises Inc.	696,764	34,308,659
Constellation Brands Inc. Class A	488,526	69,585,643
Dr Pepper Snapple Group Inc.	572,569	53,363,431
Monster Beverage Corp.[a]	446,777	66,551,902
PepsiCo Inc.	4,407,761	440,423,479

		1,207,883,604
BIOTECHNOLOGY — 7.10%
AbbVie Inc.	4,942,970	292,821,543
Agios Pharmaceuticals Inc.[a,b]	76,633	4,975,014
Alexion Pharmaceuticals Inc.[a]	644,337	122,907,283
Alkermes PLC[a]	366,905	29,124,919
Alnylam Pharmaceuticals Inc.[a]	181,182	17,056,474
Amgen Inc.	2,270,480	368,567,018
Baxalta Inc.	1,032,130	40,284,034
Biogen Inc.[a]	665,641	203,919,120
BioMarin Pharmaceutical Inc.[a,b]	478,629	50,141,174
Bluebird Bio Inc.[a,b]	106,847	6,861,714
Celgene Corp.[a]	2,368,490	283,650,362
Gilead Sciences Inc.	4,388,516	444,073,934
Incyte Corp.[a,b]	467,049	50,651,464
Intercept Pharmaceuticals Inc.[a,b]	47,904	7,154,462
Intrexon Corp.[a,b]	146,113	4,405,307
Ionis Pharmaceuticals Inc.[b]	358,931	22,228,597
Juno Therapeutics Inc.[a,b]	35,557	1,563,441

340

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2015

Security	Shares	Value

Medivation Inc.[a]	469,424	$22,691,956
OPKO Health Inc.[a,b]	907,849	9,123,883
Puma Biotechnology Inc.[a,b]	74,330	5,827,472
Regeneron Pharmaceuticals Inc.[a]	234,263	127,174,355
Seattle Genetics Inc.[a,b]	313,977	14,091,288
United Therapeutics Corp.[a,b]	137,860	21,590,255
Vertex Pharmaceuticals Inc.[a]	727,924	91,594,677

		2,242,479,746
BUILDING PRODUCTS — 0.32%
Allegion PLC	285,509	18,820,753
AO Smith Corp.	221,799	16,992,021
Armstrong World Industries Inc.[a]	72,758	3,327,223
Fortune Brands Home & Security Inc.	167,440	9,292,920
Lennox International Inc.	120,911	15,101,784
Masco Corp.	1,041,916	29,486,223
USG Corp.[a,b]	274,243	6,661,363

		99,682,287
CAPITAL MARKETS — 1.22%
Affiliated Managers Group Inc.[a]	163,214	26,075,069
Ameriprise Financial Inc.	450,841	47,978,499
Artisan Partners Asset Management Inc.	105,493	3,804,078
Bank of New York Mellon Corp. (The)	362,000	14,921,640
BlackRock Inc.[c]	119,150	40,572,958
Charles Schwab Corp. (The)	2,418,872	79,653,455
Eaton Vance Corp. NVS	352,224	11,422,624
Federated Investors Inc. Class B	281,267	8,058,299
Interactive Brokers Group Inc. Class A	14,721	641,836
Invesco Ltd.	159,670	5,345,752
Lazard Ltd. Class A	375,759	16,912,913
Legg Mason Inc.	94,792	3,718,690
LPL Financial Holdings Inc.[b]	247,286	10,546,748
NorthStar Asset Management Group Inc./New York	582,670	7,073,614
SEI Investments Co.	415,226	21,757,842
T Rowe Price Group Inc.	778,213	55,634,447
TD Ameritrade Holding Corp.	677,986	23,532,894
Waddell & Reed Financial Inc. Class A	237,177	6,797,493

		384,448,851

Security	Shares	Value

CHEMICALS — 2.80%
Air Products & Chemicals Inc.	527,831	$68,676,092
Airgas Inc.	46,031	6,367,008
Ashland Inc.	17,977	1,846,238
Axalta Coating Systems Ltd.[a]	302,927	8,073,005
Celanese Corp. Series A	32,246	2,171,123
CF Industries Holdings Inc.	702,505	28,669,229
Chemours Co. (The)	247,826	1,328,347
Dow Chemical Co. (The)	436,734	22,483,066
Eastman Chemical Co.	111,321	7,515,281
Ecolab Inc.	788,405	90,177,764
EI du Pont de Nemours & Co.	1,248,932	83,178,871
FMC Corp.	289,531	11,329,348
Huntsman Corp.	385,524	4,383,408
International Flavors & Fragrances Inc.	241,735	28,921,175
LyondellBasell Industries NV Class A	1,091,892	94,885,415
Monsanto Co.	1,313,462	129,402,276
NewMarket Corp.	25,490	9,704,808
Platform Specialty Products Corp.[a,b]	64,027	821,466
PPG Industries Inc.	811,833	80,225,337
Praxair Inc.	717,200	73,441,280
RPM International Inc.	397,901	17,531,518
Scotts Miracle-Gro Co. (The) Class A	121,630	7,846,351
Sherwin-Williams Co. (The)	241,817	62,775,693
Valspar Corp. (The)	242,409	20,107,827
WR Grace & Co.[a]	216,888	21,599,876

		883,461,802
COMMERCIAL SERVICES & SUPPLIES — 0.45%
Cintas Corp.	269,265	24,516,578
Clean Harbors Inc.[a,b]	117,855	4,908,661
Copart Inc.[a]	358,408	13,623,088
Covanta Holding Corp.	339,347	5,256,485
KAR Auction Services Inc.	141,139	5,226,377
Pitney Bowes Inc.	231,382	4,778,038
Rollins Inc.	285,433	7,392,715
RR Donnelley & Sons Co.	324,854	4,781,851
Stericycle Inc.[a,b]	253,592	30,583,195
Tyco International PLC	1,097,849	35,010,405
Waste Management Inc.	114,073	6,088,076

		142,165,469

341

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2015

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 0.50%
Arista Networks Inc.[a,b]	100,123	$7,793,574
ARRIS Group Inc.[a,b]	204,621	6,255,264
CommScope Holding Co. Inc.[a,b]	138,400	3,583,176
F5 Networks Inc.[a]	215,154	20,861,332
Harris Corp.	61,723	5,363,729
Juniper Networks Inc.	207,487	5,726,641
Motorola Solutions Inc.	527,495	36,107,033
Palo Alto Networks Inc.[a,b]	216,666	38,163,549
QUALCOMM Inc.	682,134	34,096,468

		157,950,766
CONSTRUCTION & ENGINEERING — 0.01%
AECOM[a,b]	58,779	1,765,133
Quanta Services Inc.[a,b]	91,591	1,854,718

		3,619,851
CONSTRUCTION MATERIALS — 0.06%
Eagle Materials Inc.	150,471	9,092,962
Martin Marietta Materials Inc.	28,539	3,897,857
Vulcan Materials Co.	51,511	4,892,000

		17,882,819
CONSUMER FINANCE — 0.16%
Ally Financial Inc.[a,b]	99,550	1,855,612
American Express Co.	500,356	34,799,760
Credit Acceptance Corp.[a,b]	25,225	5,398,654
LendingClub Corp.[a,b]	197,985	2,187,734
Santander Consumer USA Holdings Inc.[a]	13,067	207,112
SLM Corp.[a]	1,177,184	7,675,240

		52,124,112
CONTAINERS & PACKAGING — 0.53%
AptarGroup Inc.	34,193	2,484,121
Avery Dennison Corp.	253,027	15,854,672
Ball Corp.	412,051	29,968,469
Bemis Co. Inc.	31,527	1,408,942
Crown Holdings Inc.[a]	183,667	9,311,917
Graphic Packaging Holding Co.	570,757	7,322,812
International Paper Co.	1,193,138	44,981,302
Owens-Illinois Inc.[a]	30,241	526,798
Packaging Corp. of America	291,793	18,397,549
Sealed Air Corp.	588,793	26,260,168

Security	Shares	Value

Silgan Holdings Inc.	120,436	$6,469,822
WestRock Co.	74,090	3,379,986

		166,366,558
DISTRIBUTORS — 0.20%
Genuine Parts Co.	421,981	36,243,948
LKQ Corp.[a]	909,178	26,938,944

		63,182,892
DIVERSIFIED CONSUMER SERVICES — 0.16%
H&R Block Inc.	658,035	21,919,146
Service Corp. International/U.S.	603,126	15,693,339
ServiceMaster Global Holdings Inc.[a]	307,622	12,071,087

		49,683,572
DIVERSIFIED FINANCIAL SERVICES — 0.88%
Berkshire Hathaway Inc. Class Ba,b	360,862	47,648,218
CBOE Holdings Inc.	249,745	16,208,451
FactSet Research Systems Inc.	124,658	20,265,651
Intercontinental Exchange Inc.	118,494	30,365,272
Leucadia National Corp.	130,804	2,274,682
McGraw Hill Financial Inc.	817,357	80,575,053
Moody’s Corp.	530,106	53,190,836
Morningstar Inc.	57,151	4,595,512
MSCI Inc.	306,101	22,079,065

		277,202,740
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.99%
AT&T Inc.	2,672,253	91,952,226
Level 3 Communications Inc.[a]	102,083	5,549,232
Verizon Communications Inc.	11,302,210	522,388,146
Zayo Group Holdings Inc.[a]	372,251	9,898,154

		629,787,758
ELECTRIC UTILITIES — 0.02%
ITC Holdings Corp.	170,076	6,675,483

		6,675,483
ELECTRICAL EQUIPMENT — 0.60%
Acuity Brands Inc.	129,667	30,316,145
AMETEK Inc.	720,863	38,631,048
Babcock & Wilcox Enterprises Inc.[a]	31,593	659,346
Emerson Electric Co.	1,375,105	65,771,272
Hubbell Inc.	22,725	2,296,134

342

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2015

Security	Shares	Value

Regal Beloit Corp.	6,999	$409,581
Rockwell Automation Inc.	401,488	41,196,684
Solarcity Corp.[a,b]	177,219	9,041,713

		188,321,923
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.39%
Amphenol Corp. Class A	921,844	48,147,912
CDW Corp./DE	393,950	16,561,658
Cognex Corp.	261,317	8,824,675
Fitbit Inc.[a,b]	84,320	2,495,029
FLIR Systems Inc.	265,727	7,458,957
Ingram Micro Inc. Class A	25,928	787,693
IPG Photonics Corp.[a,b]	103,649	9,241,345
Jabil Circuit Inc.	106,990	2,491,797
Keysight Technologies Inc.[a]	425,041	12,041,411
National Instruments Corp.	73,563	2,110,522
Trimble Navigation Ltd.[a]	40,626	871,428
Zebra Technologies Corp. Class Aa,b	154,591	10,767,263

		121,799,690
ENERGY EQUIPMENT & SERVICES — 0.15%
FMC Technologies Inc.[a]	449,693	13,045,594
Oceaneering International Inc.	51,238	1,922,449
RPC Inc.[b]	21,164	252,910
Schlumberger Ltd.	458,468	31,978,143

		47,199,096
FOOD & STAPLES RETAILING — 2.39%
Costco Wholesale Corp.	1,313,854	212,187,421
CVS Health Corp.	3,123,454	305,380,098
Kroger Co. (The)	2,927,727	122,466,820
Rite Aid Corp.[a]	1,755,436	13,762,618
Sprouts Farmers Market Inc.[a,b]	459,335	12,213,718
Sysco Corp.	552,177	22,639,257
Walgreens Boots Alliance Inc.	387,690	33,013,742
Whole Foods Market Inc.	980,114	32,833,819

		754,497,493
FOOD PRODUCTS — 1.70%
Blue Buffalo Pet Products Inc.[a,b]	74,938	1,402,090
Campbell Soup Co.[b]	306,410	16,101,845
ConAgra Foods Inc.	172,407	7,268,679
Flowers Foods Inc.	464,232	9,976,346
General Mills Inc.	1,780,074	102,639,067

Security	Shares	Value

Hain Celestial Group Inc. (The)[a,b]	306,018	$12,360,067
Hershey Co. (The)	434,813	38,815,757
Hormel Foods Corp.	400,111	31,640,778
Ingredion Inc.	25,972	2,489,156
Kellogg Co.	671,060	48,497,506
Keurig Green Mountain Inc.	385,655	34,701,237
Kraft Heinz Co. (The)	1,767,667	128,615,451
McCormick & Co. Inc./MD	381,432	32,635,322
Mead Johnson Nutrition Co.	604,413	47,718,406
Pilgrim’s Pride Corp.[b]	19,454	429,739
Tyson Foods Inc. Class A	44,589	2,377,931
WhiteWave Foods Co. (The)[a,b]	524,261	20,398,996

		538,068,373
HEALTH CARE EQUIPMENT & SUPPLIES — 1.76%
Alere Inc.[a,b]	162,263	6,342,861
Align Technology Inc.[a,b]	241,448	15,899,351
Baxter International Inc.	1,032,133	39,375,874
Becton Dickinson and Co.	625,275	96,348,625
Boston Scientific Corp.[a]	310,144	5,719,055
Cooper Companies Inc. (The)	98,173	13,174,817
CR Bard Inc.	221,616	41,982,935
DENTSPLY International Inc.	106,291	6,467,807
DexCom Inc.[a,b]	237,381	19,441,504
Edwards Lifesciences Corp.[a]	642,151	50,717,086
Hill-Rom Holdings Inc.	156,518	7,522,255
Hologic Inc.[a]	735,068	28,439,781
IDEXX Laboratories Inc.[a,b]	279,024	20,346,430
Intuitive Surgical Inc.[a,b]	110,058	60,109,277
ResMed Inc.	421,754	22,643,972
Sirona Dental Systems Inc.[a]	165,897	18,177,334
St. Jude Medical Inc.	472,947	29,213,936
Stryker Corp.	511,058	47,497,731
Varian Medical Systems Inc.[a,b]	298,528	24,121,062
Zimmer Biomet Holdings Inc.	31,369	3,218,146

		556,759,839
HEALTH CARE PROVIDERS & SERVICES — 3.65%
Acadia Healthcare Co. Inc.[a,b]	154,912	9,675,804
Aetna Inc.	256,515	27,734,402
AmerisourceBergen Corp.	614,097	63,688,000
Anthem Inc.	156,434	21,813,157
Brookdale Senior Living Inc.[a]	118,175	2,181,510
Cardinal Health Inc.	893,133	79,729,983
Centene Corp.[a]	355,031	23,364,590

343

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2015

Security	Shares	Value

Cigna Corp.	768,560	$112,463,385
DaVita HealthCare Partners Inc.[a]	152,140	10,605,679
Envision Healthcare Holdings Inc.[a,b]	553,095	14,363,877
Express Scripts Holding Co.[a]	1,695,037	148,163,184
HCA Holdings Inc.[a]	74,322	5,026,397
Health Net Inc./CAa	37,782	2,586,556
Henry Schein Inc.[a,b]	249,710	39,501,625
Humana Inc.	414,185	73,936,164
Laboratory Corp. of America Holdings[a]	99,593	12,313,678
LifePoint Health Inc.[a,b]	12,871	944,731
McKesson Corp.	691,477	136,380,009
MEDNAX Inc.[a,b]	161,476	11,571,370
Patterson Companies Inc.	139,722	6,316,832
Premier Inc.[a]	111,776	3,942,340
Tenet Healthcare Corp.[a,b]	296,642	8,988,253
UnitedHealth Group Inc.	2,700,433	317,678,938
Universal Health Services Inc. Class B	49,147	5,872,575
VCA Inc.[a]	231,567	12,736,185

		1,151,579,224
HEALTH CARE TECHNOLOGY — 0.29%
Allscripts Healthcare Solutions Inc.[a,b]	166,764	2,564,830
athenahealth Inc.[a,b]	115,123	18,531,349
Cerner Corp.[a,b]	894,343	53,812,618
IMS Health Holdings Inc.[a,b]	400,465	10,199,844
Inovalon Holdings Inc.[a,b]	75,302	1,280,134
Veeva Systems Inc.[a,b]	210,609	6,076,070

		92,464,845
HOTELS, RESTAURANTS & LEISURE — 3.37%
Aramark	528,050	17,029,612
Brinker International Inc.	183,709	8,808,847
Chipotle Mexican Grill Inc.[a]	92,733	44,497,930
Choice Hotels International Inc.	105,326	5,309,484
Darden Restaurants Inc.	74,343	4,731,189
Domino’s Pizza Inc.	164,790	18,332,887
Dunkin’ Brands Group Inc.	287,471	12,243,390
Extended Stay America Inc.	177,199	2,817,464
Hilton Worldwide Holdings Inc.	1,549,855	33,166,897
International Game Technology PLC	188,144	3,044,170

Security	Shares	Value

Las Vegas Sands Corp.	1,090,960	$47,827,686
Marriott International Inc./MD Class A	585,172	39,229,931
McDonald’s Corp.	2,862,319	338,154,367
MGM Resorts International[a]	92,659	2,105,212
Norwegian Cruise Line Holdings Ltd.[a]	360,051	21,098,989
Panera Bread Co. Class Aa,b	75,775	14,759,454
Six Flags Entertainment Corp.	215,455	11,837,098
Starbucks Corp.	4,480,801	268,982,484
Starwood Hotels & Resorts Worldwide Inc.	509,925	35,327,604
Wyndham Worldwide Corp.	358,363	26,035,072
Wynn Resorts Ltd.	214,748	14,858,414
Yum! Brands Inc.	1,291,260	94,326,543

		1,064,524,724
HOUSEHOLD DURABLES — 0.62%
DR Horton Inc.	406,798	13,029,740
GoPro Inc.[a,b]	266,974	4,808,202
Harman International Industries Inc.	212,008	19,973,274
Jarden Corp.[a]	629,660	35,966,179
Leggett & Platt Inc.	411,254	17,280,893
Lennar Corp. Class A	204,271	9,990,895
Lennar Corp. Class B	11,376	457,088
Mohawk Industries Inc.[a]	129,476	24,521,460
Newell Rubbermaid Inc.	404,482	17,829,566
NVR Inc.[a]	12,148	19,959,164
Tempur Sealy International Inc.[a,b]	182,599	12,865,925
Toll Brothers Inc.[a,b]	181,889	6,056,904
TopBuild Corp.[a]	114,878	3,534,796
Tupperware Brands Corp.	141,624	7,881,375
Whirlpool Corp.	17,814	2,616,342

		196,771,803
HOUSEHOLD PRODUCTS — 1.10%
Church & Dwight Co. Inc.	390,353	33,133,163
Clorox Co. (The)	311,020	39,446,666
Colgate-Palmolive Co.	2,368,998	157,822,647
Kimberly-Clark Corp.	862,231	109,762,006
Spectrum Brands Holdings Inc.	75,067	7,641,821

		347,806,303

344

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2015

Security	Shares	Value

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.01%
Calpine Corp.[a]	128,074	$1,853,231
TerraForm Power Inc.	7,791	98,011

		1,951,242
INDUSTRIAL CONGLOMERATES — 1.08%
3M Co.	1,894,260	285,351,327
Carlisle Companies Inc.	42,245	3,746,709
Danaher Corp.	343,707	31,923,506
Roper Technologies Inc.	114,838	21,795,104

		342,816,646
INSURANCE — 0.49%
AmTrust Financial Services Inc.	6,371	392,326
Aon PLC	841,679	77,611,221
Arthur J Gallagher & Co.	278,898	11,418,084
Erie Indemnity Co. Class A	72,104	6,896,026
Markel Corp.[a]	4,279	3,779,855
Marsh & McLennan Companies Inc.	960,391	53,253,681

		153,351,193
INTERNET & CATALOG RETAIL — 3.86%
Amazon.com Inc.[a]	1,138,256	769,335,848
Expedia Inc.	313,657	38,987,565
Groupon Inc.[a,b]	1,346,413	4,133,488
Liberty Interactive Corp. QVC Group Series Aa,b	661,016	18,058,957
Liberty Ventures Series Aa	423,247	19,092,672
Netflix Inc.[a,b]	1,267,253	144,948,398
Priceline Group Inc. (The)[a]	154,782	197,339,311
TripAdvisor Inc.[a,b]	335,460	28,597,965

		1,220,494,204
INTERNET SOFTWARE & SERVICES — 7.42%
Akamai Technologies Inc.[a,b]	533,140	28,059,158
Alphabet Inc. Class Aa	860,824	669,729,680
Alphabet Inc. Class Ca	878,409	666,607,022
CoStar Group Inc.[a,b]	96,620	19,970,388
eBay Inc.[a]	3,627,778	99,691,340
Facebook Inc. Class Aa	6,462,164	676,330,084
GoDaddy Inc. Class Aa,b	70,014	2,244,649
IAC/InterActiveCorp	219,631	13,188,842
LinkedIn Corp. Class Aa	326,754	73,545,790
Match Group Inc.[a,b]	84,595	1,146,262

Security	Shares	Value

Pandora Media Inc.[a,b]	628,515	$8,428,386
Rackspace Hosting Inc.[a,b]	347,735	8,804,650
Twitter Inc.[a,b]	1,686,402	39,023,342
VeriSign Inc.[a,b]	308,497	26,950,298
Yelp Inc.[a,b]	192,315	5,538,672
Zillow Group Inc. Class Aa,b	77,875	2,027,865
Zillow Group Inc. Class Ca,b	156,114	3,665,557

		2,344,951,985
IT SERVICES — 6.16%
Accenture PLC Class A	1,875,739	196,014,725
Alliance Data Systems Corp.[a,b]	185,294	51,246,762
Automatic Data Processing Inc.	1,125,903	95,386,502
Black Knight Financial Services Inc. Class Aa,b	53,666	1,774,198
Booz Allen Hamilton Holding Corp.	282,927	8,728,298
Broadridge Financial Solutions Inc.	357,447	19,205,627
Cognizant Technology Solutions Corp. Class Aa	1,823,164	109,426,303
CoreLogic Inc./U.S.[a]	120,205	4,070,141
DST Systems Inc.	80,087	9,134,723
Fidelity National Information Services Inc.	365,617	22,156,390
First Data Corp. Class Aa	413,670	6,626,993
Fiserv Inc.[a]	707,123	64,673,470
FleetCor Technologies Inc.[a]	273,870	39,144,239
Gartner Inc.[a,b]	247,515	22,449,611
Genpact Ltd.[a]	476,374	11,899,823
Global Payments Inc.	397,457	25,639,951
International Business Machines Corp.	1,504,946	207,110,669
Jack Henry & Associates Inc.	244,821	19,110,727
Leidos Holdings Inc.	17,153	965,028
MasterCard Inc. Class A	2,985,166	290,635,762
Paychex Inc.	844,343	44,657,301
PayPal Holdings Inc.[a,b]	3,627,748	131,324,478
Sabre Corp.	340,959	9,536,623
Square Inc.[a,b]	71,447	935,241
Teradata Corp.[a,b]	295,921	7,818,233
Total System Services Inc.	494,360	24,619,128
Vantiv Inc. Class Aa	427,514	20,272,714
VeriFone Systems Inc.[a,b]	341,028	9,555,605

345

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2015

Security	Shares	Value

Visa Inc. Class A	5,845,267	$453,300,456
Western Union Co. (The)[b]	1,542,576	27,627,536
WEX Inc.[a]	115,751	10,232,388

		1,945,279,645
LEISURE PRODUCTS — 0.15%
Brunswick Corp./DE	204,615	10,335,104
Hasbro Inc.	269,487	18,152,644
Polaris Industries Inc.	198,650	17,073,968
Vista Outdoor Inc.[a]	24,683	1,098,640

		46,660,356
LIFE SCIENCES TOOLS & SERVICES — 0.77%
Bio-Techne Corp.	45,456	4,091,040
Bruker Corp.[a,b]	329,828	8,004,926
Charles River Laboratories International Inc.[a]	142,005	11,415,782
Illumina Inc.[a,b]	430,332	82,600,076
Mettler-Toledo International Inc.[a]	83,555	28,336,007
PerkinElmer Inc.	51,975	2,784,301
Quintiles Transnational Holdings Inc.[a]	223,806	15,366,520
Thermo Fisher Scientific Inc.	400,600	56,825,110
VWR Corp.[a,b]	44,645	1,263,900
Waters Corp.[a,b]	246,825	33,217,708

		243,905,370
MACHINERY — 1.27%
Allison Transmission Holdings Inc.	293,221	7,591,492
Caterpillar Inc.	313,034	21,273,791
Cummins Inc.	402,609	35,433,618
Deere & Co.	179,515	13,691,609
Donaldson Co. Inc.	367,966	10,545,905
Flowserve Corp.	188,146	7,917,184
Graco Inc.	175,431	12,643,312
IDEX Corp.	212,218	16,258,021
Illinois Tool Works Inc.	893,565	82,815,604
Ingersoll-Rand PLC	55,116	3,047,364
Lincoln Electric Holdings Inc.	208,456	10,816,782
Middleby Corp. (The)[a,b]	170,987	18,444,368
Nordson Corp.	182,215	11,689,092
PACCAR Inc.	957,072	45,365,213
Parker-Hannifin Corp.	187,597	18,193,157
Snap-on Inc.	173,469	29,737,791

Security	Shares	Value

Stanley Black & Decker Inc.	42,117	$4,495,147
Toro Co. (The)	166,512	12,167,032
Valmont Industries Inc.	3,827	405,738
WABCO Holdings Inc.[a]	162,958	16,664,085
Wabtec Corp./DE	289,145	20,563,992

		399,760,297
MEDIA — 5.24%
AMC Networks Inc. Class Aa,b	179,094	13,374,740
Cablevision Systems Corp. Class A	86,673	2,764,869
CBS Corp. Class B NVS	1,469,684	69,266,207
Charter Communications Inc. Class Aa,b	223,594	40,940,061
Cinemark Holdings Inc.	346,879	11,596,165
Clear Channel Outdoor Holdings Inc. Class Aa	42,139	235,557
Comcast Corp. Class A	6,767,318	381,879,755
Discovery Communications Inc. Class Aa,b	424,164	11,316,696
Discovery Communications Inc. Class C NVS[a]	744,389	18,773,491
DISH Network Corp. Class Aa,b	437,862	25,036,949
Interpublic Group of Companies Inc. (The)	1,232,654	28,696,185
Lions Gate Entertainment Corp.[b]	284,388	9,211,327
Live Nation Entertainment Inc.[a]	436,186	10,717,090
Madison Square Garden Co. (The)[a]	60,964	9,863,975
MSG Networks Inc. Class Aa,b	182,563	3,797,310
Omnicom Group Inc.	729,177	55,169,532
Regal Entertainment Group Class Ab	245,702	4,636,397
Scripps Networks Interactive Inc. Class A	273,254	15,086,353
Sirius XM Holdings Inc.[a,b]	6,871,551	27,967,213
Starz Series Aa,b	258,987	8,676,064
Time Warner Cable Inc.	844,165	156,668,582
Time Warner Inc.	1,268,198	82,014,365
Twenty-First Century Fox Inc. Class A	2,393,958	65,019,899
Twenty-First Century Fox Inc. Class B	977,724	26,623,424
Viacom Inc. Class A	30,705	1,350,713

346

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2015

Security	Shares	Value

Viacom Inc. Class B NVS	1,033,816	$42,551,867
Walt Disney Co. (The)	5,066,840	532,423,547

		1,655,658,333
METALS & MINING — 0.04%
Compass Minerals International Inc.	101,168	7,614,915
Royal Gold Inc.	10,349	377,428
Southern Copper Corp.[b]	110,554	2,887,671
Steel Dynamics Inc.	79,818	1,426,348
Tahoe Resources Inc.	61,051	529,312

		12,835,674
MULTI-UTILITIES — 0.02%
Dominion Resources Inc./VA	88,092	5,958,543

		5,958,543
MULTILINE RETAIL — 0.55%
Dillard’s Inc. Class A	8,288	544,605
Dollar General Corp.	906,961	65,183,287
Dollar Tree Inc.[a]	687,580	53,094,928
Macy’s Inc.	675,901	23,643,017
Nordstrom Inc.	418,946	20,867,700
Sears Holdings Corp.[a,b]	4,230	86,969
Target Corp.	158,663	11,520,520

		174,941,026
OIL, GAS & CONSUMABLE FUELS — 0.38%
Cabot Oil & Gas Corp.	1,236,945	21,881,557
Continental Resources Inc./OKa,b	83,590	1,920,898
CVR Energy Inc.	15,409	606,344
EOG Resources Inc.	141,131	9,990,664
HollyFrontier Corp.	81,480	3,250,237
Marathon Petroleum Corp.	120,939	6,269,478
Memorial Resource Development Corp.[a,b]	265,448	4,286,985
ONEOK Inc.	281,740	6,947,708
Range Resources Corp.	33,018	812,573
Targa Resources Corp.[b]	81,202	2,197,326
Teekay Corp.	53,516	528,203
Tesoro Corp.	22,939	2,417,083
Williams Companies Inc. (The)	2,236,673	57,482,496
World Fuel Services Corp.	38,721	1,489,210

		120,080,762

Security	Shares	Value

PERSONAL PRODUCTS — 0.23%
Coty Inc. Class Ab	246,732	$6,323,741
Estee Lauder Companies Inc. (The) Class A	626,213	55,144,317
Herbalife Ltd.[a,b]	187,098	10,032,195
Nu Skin Enterprises Inc. Class Ab	36,629	1,387,873

		72,888,126
PHARMACEUTICALS — 3.53%
Akorn Inc.[a,b]	232,763	8,684,388
Allergan PLC[a]	529,705	165,532,812
Bristol-Myers Squibb Co.	4,977,913	342,430,635
Eli Lilly & Co.	2,921,945	246,203,086
Endo International PLC[a]	243,380	14,899,724
Jazz Pharmaceuticals PLC[a]	182,434	25,642,923
Johnson & Johnson	1,068,249	109,730,537
Mallinckrodt PLC[a,b]	138,056	10,303,119
Merck & Co. Inc.	961,157	50,768,313
Mylan NVa	1,063,959	57,528,263
Perrigo Co. PLC	80,965	11,715,636
Zoetis Inc.	1,493,048	71,546,860

		1,114,986,296
PROFESSIONAL SERVICES — 0.52%
Dun & Bradstreet Corp. (The)	31,652	3,289,592
Equifax Inc.	355,403	39,581,232
IHS Inc. Class Aa,b	175,710	20,809,335
Nielsen Holdings PLC	757,338	35,291,951
Robert Half International Inc.	402,561	18,976,726
Towers Watson & Co. Class A	36,704	4,714,996
TransUnion[a,b]	75,109	2,070,755
Verisk Analytics Inc. Class Aa,b	504,699	38,801,259

		163,535,846
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.50%
American Tower Corp.	1,263,446	122,491,090
Boston Properties Inc.[b]	418,085	53,322,561
Columbia Property Trust Inc.	45,220	1,061,766
Crown Castle International Corp.	996,703	86,164,974
Digital Realty Trust Inc.	251,308	19,003,911
Empire State Realty Trust Inc. Class Ab	155,879	2,816,733
Equinix Inc.[b]	183,863	55,600,171
Equity Lifestyle Properties Inc.	251,924	16,795,773
Extra Space Storage Inc.	366,698	32,346,430
Federal Realty Investment Trust	205,108	29,966,279

347

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2015

Security	Shares	Value

Four Corners Property Trust Inc.[a]	24,781	$598,709
Gaming and Leisure Properties Inc.[b]	35,754	993,961
Healthcare Trust of America Inc. Class A	36,509	984,648
Iron Mountain Inc.[b]	244,984	6,617,018
Lamar Advertising Co. Class A	242,191	14,526,616
Omega Healthcare Investors Inc.[b]	147,369	5,154,968
Plum Creek Timber Co. Inc.	214,090	10,216,375
Post Properties Inc.	54,749	3,238,951
Public Storage	394,890	97,814,253
Simon Property Group Inc.	929,511	180,734,119
Tanger Factory Outlet Centers Inc.	287,406	9,398,176
Taubman Centers Inc.	68,555	5,259,540
Welltower Inc.[b]	471,913	32,104,241
Weyerhaeuser Co.	132,184	3,962,876

		791,174,139
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.18%
CBRE Group Inc. Class Aa	853,499	29,513,995
Howard Hughes Corp. (The)[a,b]	48,403	5,477,284
Jones Lang LaSalle Inc.	97,449	15,578,197
Realogy Holdings Corp.[a]	158,238	5,802,588

		56,372,064
ROAD & RAIL — 0.95%
AMERCO	10,521	4,097,930
Avis Budget Group Inc.[a,b]	300,315	10,898,431
CSX Corp.	760,245	19,728,358
Genesee & Wyoming Inc. Class Aa,b	66,133	3,550,681
Hertz Global Holdings Inc.[a]	1,210,301	17,222,583
JB Hunt Transport Services Inc.	274,227	20,117,293
Landstar System Inc.	133,479	7,828,543
Old Dominion Freight Line Inc.[a]	208,722	12,329,209
Union Pacific Corp.	2,614,712	204,470,478

		300,243,506
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.03%
Analog Devices Inc.	856,143	47,361,831
Applied Materials Inc.	2,031,601	37,929,991
Atmel Corp.	1,251,867	10,778,575

Security	Shares	Value

Avago Technologies Ltd.[b]	766,244	$111,220,316
Broadcom Corp. Class A	119,729	6,922,731
Intel Corp.	991,748	34,165,719
KLA-Tencor Corp.	478,055	33,153,114
Lam Research Corp.	338,101	26,851,981
Linear Technology Corp.	715,181	30,373,737
Maxim Integrated Products Inc.	293,180	11,140,840
Microchip Technology Inc.	624,910	29,083,311
Micron Technology Inc.[a]	253,529	3,589,971
ON Semiconductor Corp.[a,b]	1,185,418	11,617,096
Qorvo Inc.[a]	421,277	21,442,999
Skyworks Solutions Inc.	570,652	43,843,193
SunEdison Inc.[a,b]	744,108	3,787,510
SunPower Corp.[a,b]	11,990	359,820
Texas Instruments Inc.	3,106,744	170,280,639
Xilinx Inc.	179,359	8,424,492

		642,327,866
SOFTWARE — 5.64%
Adobe Systems Inc.[a]	1,493,917	140,338,563
ANSYS Inc.[a,b]	50,366	4,658,855
Autodesk Inc.[a,b]	505,589	30,805,538
Cadence Design Systems Inc.[a]	873,816	18,184,111
CDK Global Inc.	477,847	22,683,397
Citrix Systems Inc.[a]	478,388	36,190,052
Electronic Arts Inc.[a,b]	939,520	64,563,814
FireEye Inc.[a,b]	412,040	8,545,710
Fortinet Inc.[a,b]	425,792	13,271,937
Intuit Inc.	823,240	79,442,660
King Digital Entertainment PLC	238,689	4,267,759
Microsoft Corp.	13,696,958	759,907,230
NetSuite Inc.[a,b]	119,534	10,114,967
Oracle Corp.	5,676,967	207,379,605
PTC Inc.[a]	343,448	11,893,604
Red Hat Inc.[a,b]	547,000	45,297,070
salesforce.com inc.[a,b]	1,958,952	153,581,837
ServiceNow Inc.[a,b]	459,849	39,804,530
SolarWinds Inc.[a]	186,501	10,984,909
Solera Holdings Inc.	200,765	11,007,945
Splunk Inc.[a,b]	375,019	22,054,867
SS&C Technologies Holdings Inc.	217,281	14,833,774
Synopsys Inc.[a]	33,471	1,526,612
Tableau Software Inc. Class Aa,b	147,911	13,936,174

348

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2015

Security	Shares	Value

Ultimate Software Group Inc. (The)[a,b]	85,193	$16,656,083
VMware Inc. Class Aa,b	244,146	13,811,339
Workday Inc. Class Aa,b	317,288	25,281,508

		1,781,024,450
SPECIALTY RETAIL — 4.71%
Aaron’s Inc.	28,266	632,876
Advance Auto Parts Inc.	218,241	32,847,453
AutoNation Inc.[a,b]	217,814	12,994,783
AutoZone Inc.[a]	93,301	69,220,945
Bed Bath & Beyond Inc.[a,b]	511,328	24,671,576
Cabela’s Inc.[a,b]	14,135	660,529
CarMax Inc.[a,b]	624,334	33,695,306
CST Brands Inc.	188,817	7,390,297
Dick’s Sporting Goods Inc.	190,731	6,742,341
DSW Inc. Class A	13,029	310,872
Foot Locker Inc.	361,938	23,558,544
Gap Inc. (The)[b]	709,768	17,531,270
GNC Holdings Inc. Class A	259,308	8,043,734
Home Depot Inc. (The)	3,878,980	512,995,105
L Brands Inc.	738,963	70,807,435
Lowe’s Companies Inc.	2,842,008	216,106,288
Michaels Companies Inc. (The)[a,b]	185,831	4,108,723
Murphy USA Inc.[a]	8,074	490,415
O’Reilly Automotive Inc.[a]	301,578	76,425,897
Office Depot Inc.[a]	287,358	1,620,699
Penske Automotive Group Inc.	47,178	1,997,516
Ross Stores Inc.	1,235,720	66,494,093
Sally Beauty Holdings Inc.[a,b]	471,772	13,157,721
Signet Jewelers Ltd.	239,741	29,653,564
Tiffany & Co.	253,938	19,372,930
TJX Companies Inc. (The)	2,031,794	144,074,513
Tractor Supply Co.	407,124	34,809,102
Ulta Salon Cosmetics & Fragrance Inc.[a]	191,716	35,467,460
Urban Outfitters Inc.[a,b]	261,012	5,938,023
Williams-Sonoma Inc.	273,299	15,963,395

		1,487,783,405
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.80%
3D Systems Corp.[a,b]	121,661	1,057,234
Apple Inc.	17,203,386	1,810,828,410
EMC Corp./MA	476,300	12,231,384

Security	Shares	Value

NetApp Inc.	263,243	$6,983,837

		1,831,100,865
TEXTILES, APPAREL & LUXURY GOODS — 1.50%
Carter’s Inc.	157,013	13,978,867
Coach Inc.	114,731	3,755,146
Fossil Group Inc.[a,b]	102,005	3,729,303
Hanesbrands Inc.	1,198,849	35,282,126
Kate Spade & Co.[a,b]	383,663	6,817,692
lululemon athletica Inc.[a,b]	332,679	17,455,667
Michael Kors Holdings Ltd.[a,b]	548,667	21,979,600
NIKE Inc. Class B	4,052,963	253,310,187
Ralph Lauren Corp.	9,949	1,109,115
Skechers U.S.A. Inc. Class Aa	366,473	11,071,149
Under Armour Inc. Class Aa,b	532,985	42,963,921
VF Corp.	1,009,338	62,831,290

		474,284,063
TOBACCO — 2.02%
Altria Group Inc.	5,526,039	321,670,730
Philip Morris International Inc.	2,303,796	202,526,707
Reynolds American Inc.	2,465,788	113,796,116

		637,993,553
TRADING COMPANIES & DISTRIBUTORS — 0.39%
Air Lease Corp.	15,384	515,056
Fastenal Co.[b]	877,534	35,820,938
HD Supply Holdings Inc.[a]	508,876	15,281,546
MSC Industrial Direct Co. Inc. Class A	43,425	2,443,525
United Rentals Inc.[a]	289,727	21,016,797
Watsco Inc.	77,989	9,134,852
WW Grainger Inc.[b]	187,765	38,039,311

		122,252,025
WIRELESS TELECOMMUNICATION SERVICES — 0.06%
SBA Communications Corp. Class Aa	190,200	19,984,314

		19,984,314

TOTAL COMMON STOCKS (Cost: $24,427,454,259)		31,522,000,810

349

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2015

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.17%

MONEY MARKET FUNDS — 3.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	915,460,783	$915,460,783
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	45,938,498	45,938,498
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	39,297,141	39,297,141

		1,000,696,422

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,000,696,422)		1,000,696,422

TOTAL INVESTMENTS IN SECURITIES — 102.95% (Cost: $25,428,150,681)		32,522,697,232
Other Assets, Less Liabilities — (2.95)%		(933,083,622)

NET ASSETS — 100.00%		$31,589,613,610

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of December 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	580	Mar. 2016	Chicago Mercantile	$59,026,600	$150,266

See accompanying notes to schedules of investments.

350

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.77%

AEROSPACE & DEFENSE — 2.42%
BWX Technologies Inc.	236,251	$7,505,694
General Dynamics Corp.	560,201	76,949,209
L-3 Communications Holdings Inc.	227,770	27,220,793
Lockheed Martin Corp.	212,024	46,041,012
Northrop Grumman Corp.	351,457	66,358,596
Orbital ATK Inc.	168,052	15,013,766
Precision Castparts Corp.	309,615	71,833,776
Raytheon Co.	844,799	105,202,819
Spirit AeroSystems Holdings Inc. Class Aa,b	29,846	1,494,389
Textron Inc.	593,555	24,935,246
Triumph Group Inc.	135,436	5,383,581
United Technologies Corp.	2,237,718	214,977,568

		662,916,449
AIR FREIGHT & LOGISTICS — 0.27%
FedEx Corp.	501,230	74,678,258

		74,678,258
AIRLINES — 0.06%
Copa Holdings SA Class Ab	90,610	4,372,839
JetBlue Airways Corp.[a,b]	545,548	12,356,662

		16,729,501
AUTO COMPONENTS — 0.34%
Gentex Corp.	405,703	6,495,305
Goodyear Tire & Rubber Co. (The)	748,966	24,468,719
Johnson Controls Inc.	1,416,369	55,932,412
Lear Corp.	52,706	6,473,878

		93,370,314
AUTOMOBILES — 1.15%
Ford Motor Co.	10,809,447	152,305,108
General Motors Co.	4,449,497	151,327,393
Harley-Davidson Inc.	241,657	10,968,811

		314,601,312
BANKS — 11.78%
Associated Banc-Corp.	425,320	7,974,750
Bank of America Corp.	29,073,348	489,304,447
Bank of Hawaii Corp.	120,499	7,579,387

Security	Shares	Value

BankUnited Inc.	287,679	$10,373,705
BB&T Corp.	2,147,820	81,209,074
BOK Financial Corp.	77,885	4,656,744
CIT Group Inc.	480,934	19,093,080
Citigroup Inc.	8,399,543	434,676,350
Citizens Financial Group Inc.	861,992	22,575,571
Comerica Inc.	493,952	20,662,012
Commerce Bancshares Inc./MO	240,801	10,243,689
Cullen/Frost Bankers Inc.	150,975	9,058,500
East West Bancorp. Inc.	397,950	16,538,802
Fifth Third Bancorp.	2,244,208	45,108,581
First Horizon National Corp.	650,358	9,443,198
First Niagara Financial Group Inc.	988,253	10,722,545
First Republic Bank/CA	393,381	25,986,749
Huntington Bancshares Inc./OH	2,236,107	24,731,343
JPMorgan Chase & Co.	10,273,484	678,358,149
KeyCorp	2,345,826	30,941,445
M&T Bank Corp.	442,237	53,590,280
PacWest Bancorp.	310,963	13,402,505
People’s United Financial Inc.	857,979	13,856,361
PNC Financial Services Group Inc. (The)[c]	1,433,853	136,660,529
Popular Inc.	285,392	8,088,009
Regions Financial Corp.	3,716,520	35,678,592
Signature Bank/New York NYa	11,550	1,771,424
SunTrust Banks Inc.	1,429,425	61,236,567
SVB Financial Group[a]	52,455	6,236,900
Synovus Financial Corp.	370,338	11,991,544
TCF Financial Corp.	465,203	6,568,666
U.S. Bancorp.	4,637,665	197,889,166
Wells Fargo & Co.	12,897,187	701,091,085
Zions BanCorp.	562,182	15,347,569

		3,222,647,318
BEVERAGES — 0.14%
Brown-Forman Corp. Class A	5,309	584,574
Brown-Forman Corp. Class B	22,758	2,259,414
Molson Coors Brewing Co. Class B	382,349	35,910,218

		38,754,206
BIOTECHNOLOGY — 0.11%
Alkermes PLC[a]	70,701	5,612,245
Alnylam Pharmaceuticals Inc.[a,b]	37,421	3,522,813
Baxalta Inc.	549,456	21,445,268

		30,580,326

351

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2015

Security	Shares	Value

BUILDING PRODUCTS — 0.12%
Armstrong World Industries Inc.[a]	40,050	$1,831,486
Fortune Brands Home & Security Inc.	287,447	15,953,308
Owens Corning	327,552	15,404,771

		33,189,565
CAPITAL MARKETS — 3.08%
Ameriprise Financial Inc.	84,407	8,982,593
Bank of New York Mellon Corp. (The)	2,769,604	114,163,077
BlackRock Inc.[c]	236,895	80,667,485
Charles Schwab Corp. (The)	928,261	30,567,635
E*TRADE Financial Corp.[a]	801,393	23,753,288
Franklin Resources Inc.	1,075,141	39,586,692
Goldman Sachs Group Inc. (The)	1,195,998	215,554,719
Interactive Brokers Group Inc. Class A	144,855	6,315,678
Invesco Ltd.	1,042,097	34,889,408
Legg Mason Inc.	183,455	7,196,940
Morgan Stanley	4,243,990	135,001,322
Northern Trust Corp.	646,584	46,612,241
Raymond James Financial Inc.	353,185	20,474,134
State Street Corp.	1,139,798	75,636,995
TD Ameritrade Holding Corp.	108,658	3,771,519
Waddell & Reed Financial Inc. Class A	14,648	419,812

		843,593,538
CHEMICALS — 1.50%
Air Products & Chemicals Inc.	105,590	13,738,315
Airgas Inc.	145,672	20,149,351
Albemarle Corp.	310,381	17,384,440
Ashland Inc.	158,077	16,234,508
Cabot Corp.	174,841	7,147,500
Celanese Corp. Series A	393,701	26,507,888
Chemours Co. (The)	269,064	1,442,183
Dow Chemical Co. (The)	2,691,552	138,561,097
Eastman Chemical Co.	309,704	20,908,117
EI du Pont de Nemours & Co.	1,348,356	89,800,510
FMC Corp.	101,502	3,971,773
Huntsman Corp.	206,739	2,350,623

Security	Shares	Value

Mosaic Co. (The)	963,530	$26,583,793
Platform Specialty Products Corp.[a,b]	304,199	3,902,873
Praxair Inc.	133,421	13,662,310
Scotts Miracle-Gro Co. (The) Class A	12,527	808,117
Westlake Chemical Corp.	110,957	6,027,184

		409,180,582
COMMERCIAL SERVICES & SUPPLIES — 0.56%
ADT Corp. (The)[b]	473,883	15,628,661
Clean Harbors Inc.[a,b]	52,187	2,173,589
KAR Auction Services Inc.	262,137	9,706,933
Pitney Bowes Inc.	340,812	7,037,768
Republic Services Inc.	670,496	29,495,119
RR Donnelley & Sons Co.	273,237	4,022,049
Tyco International PLC	146,156	4,660,915
Waste Connections Inc.	342,617	19,296,189
Waste Management Inc.	1,161,224	61,974,525

		153,995,748
COMMUNICATIONS EQUIPMENT — 2.36%
ARRIS Group Inc.[a,b]	315,683	9,650,429
Brocade Communications Systems Inc.	1,162,715	10,673,724
Cisco Systems Inc.	14,079,539	382,329,881
CommScope Holding Co. Inc.[a,b]	161,647	4,185,041
EchoStar Corp. Class Aa	121,738	4,761,173
Harris Corp.	284,238	24,700,282
Juniper Networks Inc.	898,701	24,804,148
Lumentum Holdings Inc.[a]	129,045	2,841,571
QUALCOMM Inc.	3,528,722	176,383,169
Viavi Solutions Inc.[a]	645,229	3,929,445

		644,258,863
CONSTRUCTION & ENGINEERING — 0.25%
AECOM[a,b]	362,936	10,898,968
Chicago Bridge & Iron Co. NVb	272,356	10,619,161
Fluor Corp.	405,198	19,133,450
Jacobs Engineering Group Inc.[a]	348,599	14,623,728
KBR Inc.	397,272	6,721,842
Quanta Services Inc.[a,b]	344,353	6,973,148

		68,970,297
CONSTRUCTION MATERIALS — 0.19%
Martin Marietta Materials Inc.	161,048	21,995,936
Vulcan Materials Co.	318,787	30,275,201

		52,271,137

352

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2015

Security	Shares	Value

CONSUMER FINANCE — 1.55%
Ally Financial Inc.[a,b]	1,157,199	$21,570,189
American Express Co.	1,928,297	134,113,056
Capital One Financial Corp.	1,512,794	109,193,471
Discover Financial Services	1,225,164	65,693,294
Navient Corp.	1,006,774	11,527,562
OneMain Holdings Inc.[a]	144,714	6,011,420
Santander Consumer USA Holdings Inc.[a]	230,979	3,661,017
SLM Corp.[a]	93,999	612,874
Synchrony Financial[a]	2,308,293	70,195,190

		422,578,073
CONTAINERS & PACKAGING — 0.33%
AptarGroup Inc.	141,905	10,309,398
Avery Dennison Corp.	17,482	1,095,422
Bemis Co. Inc.	241,536	10,794,244
Crown Holdings Inc.[a,b]	216,842	10,993,889
Graphic Packaging Holding Co.	383,788	4,924,000
International Paper Co.	57,800	2,179,060
Owens-Illinois Inc.[a]	416,716	7,259,193
Sonoco Products Co.	280,489	11,463,586
WestRock Co.	653,866	29,829,367

		88,848,159
DISTRIBUTORS — 0.01%
Genuine Parts Co.	29,640	2,545,780

		2,545,780
DIVERSIFIED CONSUMER SERVICES — 0.02%
Graham Holdings Co. Class B	9,772	4,739,127
H&R Block Inc.	42,874	1,428,133

		6,167,260
DIVERSIFIED FINANCIAL SERVICES — 3.00%
Berkshire Hathaway Inc. Class Ba	4,814,019	635,643,069
CME Group Inc./IL	887,556	80,412,574
Intercontinental Exchange Inc.	198,580	50,888,111
Leucadia National Corp.	787,415	13,693,147
Nasdaq Inc.	320,119	18,621,322
Voya Financial Inc.	595,573	21,982,599

		821,240,822

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.29%
AT&T Inc.	14,374,654	$494,631,844
CenturyLink Inc.	1,562,611	39,315,293
Frontier Communications Corp.	3,232,446	15,095,523
Level 3 Communications Inc.[a]	706,405	38,400,176
Verizon Communications Inc.	814,089	37,627,193
Zayo Group Holdings Inc.[a]	53,679	1,427,325

		626,497,354
ELECTRIC UTILITIES — 3.37%
American Electric Power Co. Inc.	1,356,472	79,041,623
Avangrid Inc.	159,425	6,121,920
Duke Energy Corp.	1,914,509	136,676,797
Edison International	902,413	53,431,874
Entergy Corp.	496,413	33,934,793
Eversource Energy	880,177	44,950,639
Exelon Corp.	2,545,977	70,701,781
FirstEnergy Corp.	1,169,996	37,123,973
Great Plains Energy Inc.	429,142	11,719,868
Hawaiian Electric Industries Inc.	296,268	8,576,959
ITC Holdings Corp.	270,411	10,613,632
NextEra Energy Inc.	1,229,558	127,738,781
OGE Energy Corp.	552,207	14,517,522
Pepco Holdings Inc.	699,785	18,201,408
Pinnacle West Capital Corp.	306,272	19,748,419
PPL Corp.	1,849,930	63,138,111
Southern Co. (The)	2,514,538	117,655,233
Westar Energy Inc.	390,312	16,553,132
Xcel Energy Inc.	1,404,284	50,427,838

		920,874,303
ELECTRICAL EQUIPMENT — 0.43%
Babcock & Wilcox Enterprises Inc.[a]	118,051	2,463,724
Eaton Corp. PLC	1,293,255	67,300,990
Emerson Electric Co.	574,793	27,492,349
Hubbell Inc.	138,973	14,041,832
Regal Beloit Corp.	116,972	6,845,202

		118,144,097
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.54%
Arrow Electronics Inc.[a,b]	264,727	14,342,909
Avnet Inc.	375,757	16,097,430
Corning Inc.	3,275,846	59,882,465

353

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2015

Security	Shares	Value

Dolby Laboratories Inc. Class A	137,548	$4,628,490
Fitbit Inc.[a,b]	37,976	1,123,710
FLIR Systems Inc.	142,256	3,993,126
Ingram Micro Inc. Class A	409,972	12,454,949
Jabil Circuit Inc.	439,036	10,225,149
Keysight Technologies Inc.[a]	73,934	2,094,550
National Instruments Corp.	241,529	6,929,467
Trimble Navigation Ltd.[a]	679,843	14,582,632

		146,354,877
ENERGY EQUIPMENT & SERVICES — 1.93%
Baker Hughes Inc.	1,203,833	55,556,893
Cameron International Corp.[a]	529,277	33,450,306
Diamond Offshore Drilling Inc.	177,205	3,739,026
Dril-Quip Inc.[a,b]	107,210	6,350,048
Ensco PLC Class A	651,473	10,026,169
FMC Technologies Inc.[a]	222,122	6,443,759
Frank’s International NV	95,269	1,590,040
Halliburton Co.	2,355,747	80,189,628
Helmerich & Payne Inc.[b]	266,820	14,288,211
Nabors Industries Ltd.	920,979	7,837,531
National Oilwell Varco Inc.	1,075,350	36,013,472
Noble Corp. PLC[b]	674,456	7,115,511
Oceaneering International Inc.	226,823	8,510,399
Patterson-UTI Energy Inc.	410,147	6,185,017
Rowan Companies PLC Class A	343,613	5,824,240
RPC Inc.	138,725	1,657,764
Schlumberger Ltd.	3,089,798	215,513,411
Seadrill Ltd.[a,b]	1,029,960	3,491,564
Superior Energy Services Inc.	414,107	5,578,021
Weatherford International PLC[a,b]	2,149,289	18,032,535

		527,393,545
FOOD & STAPLES RETAILING — 1.90%
CVS Health Corp.	228,624	22,352,568
Rite Aid Corp.[a]	1,107,188	8,680,354
Sysco Corp.	1,131,863	46,406,383
Wal-Mart Stores Inc.	4,372,891	268,058,218
Walgreens Boots Alliance Inc.	2,020,682	172,071,176
Whole Foods Market Inc.	83,057	2,782,410

		520,351,109
FOOD PRODUCTS — 1.71%
Archer-Daniels-Midland Co.	1,717,792	63,008,611
Blue Buffalo Pet Products Inc.[a,b]	38,120	713,225

Security	Shares	Value

Bunge Ltd.	397,155	$27,117,743
Campbell Soup Co.	197,379	10,372,266
ConAgra Foods Inc.	1,022,537	43,110,160
Flowers Foods Inc.	52,090	1,119,414
Ingredion Inc.	173,425	16,621,052
JM Smucker Co. (The)	331,657	40,906,574
Kellogg Co.	69,278	5,006,721
Mondelez International Inc. Class A	4,503,172	201,922,232
Pilgrim’s Pride Corp.[b]	157,018	3,468,528
Pinnacle Foods Inc.	323,508	13,736,150
Tyson Foods Inc. Class A	775,247	41,343,923

		468,446,599
GAS UTILITIES — 0.27%
AGL Resources Inc.	331,629	21,161,246
Atmos Energy Corp.	280,077	17,656,054
National Fuel Gas Co.	234,887	10,041,419
Questar Corp.	484,883	9,445,521
UGI Corp.	477,155	16,108,753

		74,412,993
HEALTH CARE EQUIPMENT & SUPPLIES — 2.65%
Abbott Laboratories	4,121,522	185,097,553
Alere Inc.[a,b]	84,000	3,283,560
Baxter International Inc.	549,195	20,951,789
Boston Scientific Corp.[a]	3,422,601	63,112,763
Cooper Companies Inc. (The)	42,577	5,713,833
DENTSPLY International Inc.	288,503	17,555,408
Hill-Rom Holdings Inc.	12,500	600,750
Medtronic PLC	3,945,117	303,458,400
St. Jude Medical Inc.	340,365	21,024,346
Stryker Corp.	461,460	42,888,092
Teleflex Inc.	114,909	15,104,788
Zimmer Biomet Holdings Inc.	442,898	45,436,906

		724,228,188
HEALTH CARE PROVIDERS & SERVICES — 1.54%
Aetna Inc.	728,972	78,816,453
Anthem Inc.	584,135	81,451,785
Brookdale Senior Living Inc.[a]	402,480	7,429,781
Cardinal Health Inc.	87,748	7,833,264
Community Health Systems Inc.[a]	328,085	8,704,095
DaVita HealthCare Partners Inc.[a]	347,279	24,208,819
Express Scripts Holding Co.[a]	298,991	26,134,803

354

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2015

Security	Shares	Value

HCA Holdings Inc.[a,b]	818,671	$55,366,720
Health Net Inc./CAa	177,824	12,173,831
Humana Inc.	30,525	5,449,018
Laboratory Corp. of America Holdings[a]	186,335	23,038,459
LifePoint Health Inc.[a,b]	110,397	8,103,140
MEDNAX Inc.[a,b]	109,338	7,835,161
Patterson Companies Inc.	107,387	4,854,966
Quest Diagnostics Inc.	397,209	28,257,448
UnitedHealth Group Inc.	131,689	15,491,894
Universal Health Services Inc. Class B	208,941	24,966,360
VCA Inc.[a]	12,732	700,260

		420,816,257
HEALTH CARE TECHNOLOGY — 0.02%
Allscripts Healthcare Solutions Inc.[a,b]	345,346	5,311,421

		5,311,421
HOTELS, RESTAURANTS & LEISURE — 0.63%
Aramark	45,236	1,458,861
Carnival Corp.	1,176,103	64,074,091
Darden Restaurants Inc.	279,316	17,775,670
Hyatt Hotels Corp. Class Aa,b	93,999	4,419,833
International Game Technology PLC	84,764	1,371,481
MGM Resorts International[a]	1,145,442	26,024,442
Norwegian Cruise Line Holdings Ltd.[a,b]	29,195	1,710,827
Royal Caribbean Cruises Ltd.	476,498	48,226,363
Wendy’s Co. (The)	563,889	6,073,085
Wynn Resorts Ltd.	25,988	1,798,110

		172,932,763
HOUSEHOLD DURABLES — 0.47%
DR Horton Inc.	533,442	17,086,147
Garmin Ltd.	329,145	12,234,320
Lennar Corp. Class A	293,256	14,343,151
Lennar Corp. Class B	16,320	655,738
Mohawk Industries Inc.[a]	51,190	9,694,874
Newell Rubbermaid Inc.	368,706	16,252,560
PulteGroup Inc.	1,007,308	17,950,229
Toll Brothers Inc.[a]	317,879	10,585,371
Tupperware Brands Corp.[b]	7,231	402,405
Whirlpool Corp.	200,952	29,513,820

		128,718,615

Security	Shares	Value

HOUSEHOLD PRODUCTS — 2.41%
Clorox Co. (The)	75,647	$9,594,309
Colgate-Palmolive Co.	307,593	20,491,846
Energizer Holdings Inc.	172,373	5,871,024
Kimberly-Clark Corp.	208,429	26,533,012
Procter & Gamble Co. (The)	7,510,461	596,405,708

		658,895,899
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.16%
AES Corp./VA	1,895,351	18,138,509
Calpine Corp.[a]	911,618	13,191,113
NRG Energy Inc.	873,442	10,280,412
TerraForm Power Inc.	150,476	1,892,988

		43,503,022
INDUSTRIAL CONGLOMERATES — 3.58%
Carlisle Companies Inc.	141,334	12,534,912
Danaher Corp.	1,332,286	123,742,724
General Electric Co.	26,034,800	810,984,020
Roper Technologies Inc.	171,511	32,551,073

		979,812,729
INSURANCE — 5.80%
ACE Ltd.	904,185	105,654,017
Aflac Inc.	1,201,282	71,956,792
Alleghany Corp.[a]	44,257	21,151,748
Allied World Assurance Co. Holdings AG	263,320	9,792,871
Allstate Corp. (The)	1,072,334	66,581,218
American Financial Group Inc./OH	191,427	13,798,058
American International Group Inc.	3,424,565	212,220,293
American National Insurance Co.	20,174	2,063,195
AmTrust Financial Services Inc.	107,445	6,616,463
Arch Capital Group Ltd.[a,b]	343,025	23,925,994
Arthur J Gallagher & Co.	205,912	8,430,037
Aspen Insurance Holdings Ltd.	171,799	8,297,892
Assurant Inc.	188,449	15,177,682
Assured Guaranty Ltd.	392,912	10,384,664
Axis Capital Holdings Ltd.	280,099	15,747,166
Brown & Brown Inc.	322,571	10,354,529

355

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2015

Security	Shares	Value

Chubb Corp. (The)	636,098	$84,372,039
Cincinnati Financial Corp.	454,527	26,894,363
CNA Financial Corp.	74,020	2,601,803
Endurance Specialty Holdings Ltd.	173,055	11,073,789
Everest Re Group Ltd.[b]	123,057	22,530,506
FNF Group	778,128	26,977,698
Genworth Financial Inc. Class Aa	1,306,853	4,874,562
Hanover Insurance Group Inc. (The)	123,149	10,016,940
Hartford Financial Services Group Inc. (The)	1,163,287	50,556,453
Lincoln National Corp.	701,609	35,262,868
Loews Corp.	860,868	33,057,331
Markel Corp.[a]	34,591	30,555,960
Marsh & McLennan Companies Inc.	595,307	33,009,773
Mercury General Corp.	53,355	2,484,742
MetLife Inc.	2,593,470	125,031,189
Old Republic International Corp.	725,445	13,515,040
PartnerRe Ltd.	132,053	18,453,086
Principal Financial Group Inc.	816,192	36,712,316
ProAssurance Corp.	153,415	7,445,230
Progressive Corp. (The)	1,625,243	51,682,727
Prudential Financial Inc.	1,254,154	102,100,677
Reinsurance Group of America Inc.	183,147	15,668,226
RenaissanceRe Holdings Ltd.[b]	127,106	14,387,128
StanCorp Financial Group Inc.	117,312	13,359,491
Torchmark Corp.	348,531	19,922,032
Travelers Companies Inc. (The)	882,336	99,580,441
Unum Group	690,094	22,973,229
Validus Holdings Ltd.	235,444	10,898,703
White Mountains Insurance Group Ltd.[b]	15,811	11,491,593
WR Berkley Corp.	269,734	14,767,937
XL Group PLC	847,918	33,221,427

		1,587,631,918
INTERNET & CATALOG RETAIL — 0.09%
Expedia Inc.	37,388	4,647,300
Liberty Interactive Corp. QVC Group Series Aa	749,183	20,467,680

		25,114,980

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 0.33%
Match Group Inc.[a,b]	20,362	$275,905
Yahoo! Inc.[a]	2,598,172	86,415,201
Zillow Group Inc. Class Aa,b	48,912	1,273,669
Zillow Group Inc. Class Ca,b	97,228	2,282,913

		90,247,688
IT SERVICES — 1.13%
Amdocs Ltd.	427,621	23,335,278
Automatic Data Processing Inc.	255,781	21,669,766
Black Knight Financial Services Inc. Class Aa,b	6,872	227,188
Booz Allen Hamilton Holding Corp.	20,914	645,197
Computer Sciences Corp.	385,466	12,597,029
CoreLogic Inc./U.S.[a]	137,313	4,649,418
CSRA Inc.	384,786	11,543,580
DST Systems Inc.	21,850	2,492,211
Fidelity National Information Services Inc.	446,057	27,031,054
First Data Corp. Class Aa	112,828	1,807,504
International Business Machines Corp.	1,118,672	153,951,641
Leidos Holdings Inc.	169,764	9,550,923
Paychex Inc.	114,314	6,046,067
Square Inc.[a,b]	19,931	260,897
Teradata Corp.[a,b]	95,078	2,511,961
Xerox Corp.	2,799,665	29,760,439

		308,080,153
LEISURE PRODUCTS — 0.14%
Brunswick Corp./DE	67,195	3,394,020
Hasbro Inc.	57,462	3,870,640
Mattel Inc.	935,711	25,423,268
Vista Outdoor Inc.[a]	153,116	6,815,193

		39,503,121
LIFE SCIENCES TOOLS & SERVICES — 0.69%
Agilent Technologies Inc.	923,127	38,595,940
Bio-Rad Laboratories Inc. Class Aa,b	57,563	7,981,686
Bio-Techne Corp.	60,264	5,423,760
PerkinElmer Inc.	265,640	14,230,335
QIAGEN NVa	641,870	17,747,705
Quintiles Transnational Holdings Inc.[a]	11,528	791,512

356

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2015

Security	Shares	Value

Thermo Fisher Scientific Inc.	730,655	$103,643,412
VWR Corp.[a,b]	37,471	1,060,804

		189,475,154
MACHINERY — 1.61%
AGCO Corp.	211,035	9,578,879
Allison Transmission Holdings Inc.	226,027	5,851,839
Caterpillar Inc.[b]	1,380,440	93,814,702
Colfax Corp.[a,b]	276,868	6,464,868
Crane Co.	132,803	6,353,296
Cummins Inc.	128,602	11,318,262
Deere & Co.	758,145	57,823,719
Donaldson Co. Inc.	37,794	1,083,176
Dover Corp.	443,537	27,193,253
Flowserve Corp.	200,071	8,418,988
IDEX Corp.	18,776	1,438,429
Ingersoll-Rand PLC	682,527	37,736,918
ITT Corp.	248,430	9,022,978
Joy Global Inc.[b]	268,433	3,384,940
Kennametal Inc.[b]	218,494	4,195,085
Lincoln Electric Holdings Inc.	16,493	855,822
Manitowoc Co. Inc. (The)	375,051	5,757,033
Oshkosh Corp.	215,604	8,417,180
PACCAR Inc.	94,014	4,456,264
Parker-Hannifin Corp.	210,425	20,407,016
Pentair PLC	498,362	24,683,870
SPX Corp.	112,865	1,053,030
SPX FLOW Inc.[a]	112,865	3,150,062
Stanley Black & Decker Inc.	386,875	41,291,169
Terex Corp.	289,839	5,356,225
Timken Co. (The)	217,165	6,208,747
Trinity Industries Inc.	430,856	10,349,161
Valmont Industries Inc.	61,432	6,513,021
Xylem Inc./NY	501,575	18,307,487

		440,485,419
MARINE — 0.03%
Kirby Corp.[a]	153,984	8,102,638

		8,102,638
MEDIA — 1.16%
Cable One Inc.	9,772	4,237,725
Cablevision Systems Corp. Class A	480,826	15,338,349

Security	Shares	Value

Clear Channel Outdoor Holdings Inc. Class Aa	57,228	$319,905
Comcast Corp. Class A	675,188	38,100,859
Discovery Communications Inc. Class Aa,b	38,680	1,031,982
Discovery Communications Inc. Class C NVS[a]	67,935	1,713,321
DISH Network Corp. Class Aa,b	197,718	11,305,515
Gannett Co. Inc.	311,921	5,081,193
John Wiley & Sons Inc. Class A	127,744	5,752,312
Liberty Broadband Corp. Class Aa,b	72,422	3,740,596
Liberty Broadband Corp. Class Ca,b	183,005	9,490,639
Liberty Media Corp. Class Aa	289,716	11,371,353
Liberty Media Corp. Class Ca	554,370	21,110,410
News Corp. Class A	1,061,156	14,177,044
News Corp. Class B	333,523	4,655,981
TEGNA Inc.	627,605	16,016,480
Thomson Reuters Corp.	914,136	34,600,048
Time Warner Inc.	1,107,279	71,607,733
Tribune Media Co.	222,294	7,515,760
Twenty-First Century Fox Inc. Class A	1,057,656	28,725,937
Twenty-First Century Fox Inc. Class B	434,130	11,821,360

		317,714,502
METALS & MINING — 0.60%
Alcoa Inc.	3,631,086	35,838,819
Allegheny Technologies Inc.[b]	301,166	3,388,118
Freeport-McMoRan Inc.	3,149,400	21,321,438
Newmont Mining Corp.	1,462,697	26,313,919
Nucor Corp.	884,876	35,660,503
Reliance Steel & Aluminum Co.	206,646	11,966,870
Royal Gold Inc.[b]	169,004	6,163,576
Southern Copper Corp.[b]	211,833	5,533,078
Steel Dynamics Inc.	598,159	10,689,101
Tahoe Resources Inc.	385,435	3,341,721
U.S. Steel Corp.[b]	401,701	3,205,574

		163,422,717
MULTI-UTILITIES — 2.22%
Alliant Energy Corp.	312,508	19,516,125
Ameren Corp.	670,975	29,006,249

357

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2015

Security	Shares	Value

CenterPoint Energy Inc.	1,189,062	$21,831,178
CMS Energy Corp.	765,471	27,618,194
Consolidated Edison Inc.	811,263	52,139,873
Dominion Resources Inc./VA	1,560,907	105,579,749
DTE Energy Co.	497,098	39,862,289
MDU Resources Group Inc.	542,480	9,938,234
NiSource Inc.	876,720	17,104,807
PG&E Corp.	1,328,892	70,683,765
Public Service Enterprise Group Inc.	1,401,136	54,209,952
SCANA Corp.	395,215	23,906,555
Sempra Energy	685,478	64,441,787
TECO Energy Inc.	650,437	17,334,146
Vectren Corp.	227,922	9,668,451
WEC Energy Group Inc.	874,783	44,885,116

		607,726,470
MULTILINE RETAIL — 0.59%
Dillard’s Inc. Class A	52,011	3,417,643
JC Penney Co. Inc.[a,b]	840,187	5,595,645
Kohl’s Corp.	524,981	25,004,845
Macy’s Inc.	243,873	8,530,678
Sears Holdings Corp.[a,b]	32,800	674,368
Target Corp.	1,620,962	117,698,051

		160,921,230
OIL, GAS & CONSUMABLE FUELS — 10.29%
Anadarko Petroleum Corp.	1,406,309	68,318,491
Antero Resources Corp.[a,b]	191,963	4,184,793
Apache Corp.	1,044,782	46,461,455
California Resources Corp.	866,801	2,019,646
Cheniere Energy Inc.[a]	654,288	24,372,228
Chesapeake Energy Corp.[b]	1,628,601	7,328,704
Chevron Corp.	5,205,801	468,313,858
Cimarex Energy Co.	261,565	23,378,680
Cobalt International Energy Inc.[a,b]	1,009,469	5,451,133
Columbia Pipeline Group Inc.	1,105,343	22,106,860
Concho Resources Inc.[a]	357,121	33,162,256
ConocoPhillips	3,413,354	159,369,498
CONSOL Energy Inc.[b]	630,909	4,984,181
Continental Resources Inc./OKa,b	158,339	3,638,630
CVR Energy Inc.	28,198	1,109,591
Denbury Resources Inc.[b]	983,985	1,987,650
Devon Energy Corp.	1,139,820	36,474,240

Security	Shares	Value

Diamondback Energy Inc.[a]	183,699	$12,289,463
Energen Corp.	218,744	8,966,317
EOG Resources Inc.	1,389,056	98,331,274
EP Energy Corp. Class Aa,b	90,698	397,257
EQT Corp.	422,906	22,046,090
Exxon Mobil Corp.	11,574,608	902,240,694
Golar LNG Ltd.[b]	247,682	3,910,899
Gulfport Energy Corp.[a]	301,116	7,398,420
Hess Corp.	699,155	33,895,034
HollyFrontier Corp.	430,372	17,167,539
Kinder Morgan Inc./DE	4,943,618	73,758,781
Kosmos Energy Ltd.[a,b]	434,763	2,260,768
Laredo Petroleum Inc.[a,b]	339,648	2,713,787
Marathon Oil Corp.	1,866,737	23,502,219
Marathon Petroleum Corp.	1,391,335	72,126,806
Murphy Oil Corp.[b]	492,507	11,056,782
Newfield Exploration Co.[a]	450,327	14,662,647
Noble Energy Inc.	1,189,471	39,169,280
Occidental Petroleum Corp.	2,126,516	143,773,747
ONEOK Inc.	320,052	7,892,482
PBF Energy Inc.	266,889	9,824,184
Phillips 66	1,499,510	122,659,918
Pioneer Natural Resources Co.	413,578	51,854,410
QEP Resources Inc.	486,878	6,524,165
Range Resources Corp.[b]	437,567	10,768,524
SM Energy Co.[b]	185,830	3,653,418
Southwestern Energy Co.[a,b]	1,064,390	7,567,813
Spectra Energy Corp.	1,860,339	44,536,516
Targa Resources Corp.[b]	78,993	2,137,551
Teekay Corp.	78,664	776,414
Tesoro Corp.	327,672	34,526,799
Valero Energy Corp.	1,333,076	94,261,804
Whiting Petroleum Corp.[a,b]	566,600	5,348,704
World Fuel Services Corp.	162,819	6,262,019
WPX Energy Inc.[a,b]	646,770	3,712,460

		2,814,636,879
PAPER & FOREST PRODUCTS — 0.02%
Domtar Corp.	177,929	6,574,476

		6,574,476
PERSONAL PRODUCTS — 0.09%
Avon Products Inc.[b]	1,199,694	4,858,761
Edgewell Personal Care Co.	170,989	13,400,408
Herbalife Ltd.[a,b]	29,502	1,581,897
Nu Skin Enterprises Inc. Class Ab	127,781	4,841,622

		24,682,688

358

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2015

Security	Shares	Value

PHARMACEUTICALS — 6.89%
Allergan PLC[a]	595,379	$186,055,937
Endo International PLC[a]	400,109	24,494,673
Johnson & Johnson	6,686,390	686,825,981
Mallinckrodt PLC[a]	196,141	14,638,003
Merck & Co. Inc.	6,929,605	366,021,736
Mylan NVa	176,406	9,538,272
Perrigo Co. PLC	330,269	47,789,924
Pfizer Inc.	17,046,470	550,260,052

		1,885,624,578
PROFESSIONAL SERVICES — 0.23%
Dun & Bradstreet Corp. (The)	70,219	7,297,861
IHS Inc. Class Aa,b	27,375	3,242,021
ManpowerGroup Inc.	203,478	17,151,160
Nielsen Holdings PLC	316,171	14,733,568
Towers Watson & Co. Class A	157,493	20,231,551
TransUnion[a,b]	20,424	563,090

		63,219,251
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.85%
Alexandria Real Estate Equities Inc.[b]	199,288	18,007,664
American Campus Communities Inc.	312,030	12,899,320
American Capital Agency Corp.	975,960	16,923,146
American Homes 4 Rent Class A	456,884	7,611,687
Annaly Capital Management Inc.	2,619,886	24,574,531
Apartment Investment & Management Co. Class A	432,325	17,305,970
Apple Hospitality REIT Inc.[b]	484,520	9,675,864
AvalonBay Communities Inc.	365,989	67,389,555
BioMed Realty Trust Inc.	565,455	13,395,629
Boston Properties Inc.	37,033	4,723,189
Brandywine Realty Trust	495,833	6,773,079
Brixmor Property Group Inc.[b]	481,056	12,420,866
Camden Property Trust	240,210	18,438,520
Care Capital Properties Inc.	229,105	7,003,740
CBL & Associates Properties Inc.	459,898	5,688,938
Chimera Investment Corp.	525,583	7,168,952
Columbia Property Trust Inc.[b]	302,623	7,105,588

Security	Shares	Value

Communications Sales & Leasing Inc./CSL Capital LLC[a]	332,306	$6,210,799
Corporate Office Properties Trust	260,839	5,694,115
Corrections Corp. of America	322,872	8,552,879
DDR Corp.[b]	840,839	14,159,729
Digital Realty Trust Inc.	173,298	13,104,795
Douglas Emmett Inc.	405,564	12,645,485
Duke Realty Corp.	954,296	20,059,302
Empire State Realty Trust Inc. Class A	162,438	2,935,255
Equity Commonwealth[a]	357,812	9,922,127
Equity Residential	1,007,749	82,222,241
Essex Property Trust Inc.[b]	181,106	43,358,587
Four Corners Property Trust Inc.[a]	93,196	2,251,615
Gaming and Leisure Properties Inc.[b]	210,361	5,848,036
General Growth Properties Inc.	1,599,123	43,512,137
HCP Inc.[b]	1,279,073	48,911,751
Healthcare Trust of America Inc. Class A	311,632	8,404,715
Hospitality Properties Trust[b]	416,250	10,884,937
Host Hotels & Resorts Inc.	2,095,142	32,139,478
Iron Mountain Inc.[b]	356,494	9,628,903
Kilroy Realty Corp.[b]	243,621	15,416,337
Kimco Realty Corp.[b]	1,141,389	30,201,153
Liberty Property Trust	415,053	12,887,396
Macerich Co. (The)	438,855	35,411,210
MFA Financial Inc.[b]	1,021,590	6,742,494
Mid-America Apartment Communities Inc.	208,343	18,919,628
National Retail Properties Inc.[b]	372,092	14,902,285
NorthStar Realty Europe Corp.[b]	167,798	1,981,694
NorthStar Realty Finance Corp.[b]	503,473	8,574,145
Omega Healthcare Investors Inc.[b]	369,845	12,937,178
Outfront Media Inc.	379,157	8,276,997
Paramount Group Inc.	492,302	8,910,666
Piedmont Office Realty Trust Inc. Class Ab	404,537	7,637,659

359

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2015

Security	Shares	Value

Plum Creek Timber Co. Inc.	287,582	$13,723,413
Post Properties Inc.	99,872	5,908,427
Prologis Inc.	1,451,116	62,281,899
Public Storage	35,034	8,677,922
Rayonier Inc.[b]	349,733	7,764,073
Realty Income Corp.[b]	692,071	35,731,626
Regency Centers Corp.	260,938	17,775,097
Retail Properties of America Inc. Class A	660,495	9,755,511
Senior Housing Properties Trust	653,137	9,692,553
SL Green Realty Corp.	275,373	31,111,641
Spirit Realty Capital Inc.	1,227,720	12,301,754
Starwood Property Trust Inc.[b]	661,177	13,593,799
Taubman Centers Inc.	107,733	8,265,276
Two Harbors Investment Corp.	1,011,196	8,190,688
UDR Inc.	716,079	26,903,088
Ventas Inc.	916,607	51,724,133
VEREIT Inc.	2,502,737	19,821,677
Vornado Realty Trust	521,521	52,131,239
Weingarten Realty Investors	344,595	11,916,095
Welltower Inc.	533,757	36,311,489
Weyerhaeuser Co.	1,311,693	39,324,556
WP Carey Inc.	288,622	17,028,698
WP GLIMCHER Inc.	510,196	5,413,180

		1,325,699,800
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.13%
Forest City Enterprises Inc. Class Aa	606,833	13,307,848
Howard Hughes Corp. (The)[a]	65,432	7,404,285
Jones Lang LaSalle Inc.	33,592	5,370,017
Realogy Holdings Corp.[a]	259,287	9,508,054
RMR Group Inc. (The)[b]	13,812	199,031

		35,789,235
ROAD & RAIL — 0.60%
AMERCO	10,556	4,111,562
CSX Corp.	2,030,589	52,693,785
Genesee & Wyoming Inc. Class Aa	96,178	5,163,797
Kansas City Southern	306,751	22,905,097
Norfolk Southern Corp.	844,025	71,396,075
Ryder System Inc.	148,538	8,441,414

		164,711,730

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.68%
Analog Devices Inc.	73,390	$4,059,935
Applied Materials Inc.	1,296,674	24,208,904
Broadcom Corp. Class A	1,417,949	81,985,811
Cree Inc.[a,b]	287,288	7,661,971
Cypress Semiconductor Corp.	925,050	9,074,741
First Solar Inc.[a]	208,586	13,764,590
Intel Corp.	12,213,724	420,762,792
Lam Research Corp.	124,876	9,917,652
Marvell Technology Group Ltd.	1,254,737	11,066,780
Maxim Integrated Products Inc.	514,271	19,542,298
Micron Technology Inc.[a,b]	2,761,047	39,096,426
NVIDIA Corp.	1,490,445	49,125,067
ON Semiconductor Corp.[a,b]	90,938	891,192
SunEdison Inc.[a,b]	60,227	306,555
SunPower Corp.[a,b]	139,479	4,185,765
Teradyne Inc.	596,572	12,331,143
Xilinx Inc.	550,124	25,839,324

		733,820,946
SOFTWARE — 3.11%
Activision Blizzard Inc.	1,397,576	54,100,167
ANSYS Inc.[a]	201,303	18,620,527
Autodesk Inc.[a]	162,915	9,926,411
CA Inc.	827,884	23,644,367
Microsoft Corp.	9,696,874	537,982,570
Nuance Communications Inc.[a]	702,821	13,979,110
Oracle Corp.	3,508,717	128,173,432
SS&C Technologies Holdings Inc.	23,409	1,598,132
Symantec Corp.	1,887,001	39,627,021
Synopsys Inc.[a]	397,388	18,124,867
Zynga Inc. Class Aa	2,118,458	5,677,467

		851,454,071
SPECIALTY RETAIL — 0.35%
Aaron’s Inc.	152,115	3,405,855
Best Buy Co. Inc.	842,050	25,640,423
Cabela’s Inc.[a,b]	126,253	5,899,803
CST Brands Inc.	37,293	1,459,648
Dick’s Sporting Goods Inc.	78,817	2,786,181
DSW Inc. Class A	190,029	4,534,092
Foot Locker Inc.	51,870	3,376,218

360

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2015

Security	Shares	Value

GameStop Corp. Class Ab	298,159	$8,360,378
Murphy USA Inc.[a]	117,108	7,113,140
Office Depot Inc.[a]	1,240,430	6,996,025
Penske Automotive Group Inc.	73,285	3,102,887
Staples Inc.	1,777,473	16,832,669
Tiffany & Co.	76,769	5,856,707

		95,364,026
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.38%
3D Systems Corp.[a,b]	195,152	1,695,871
EMC Corp./MA	4,935,715	126,749,161
Hewlett Packard Enterprise Co.	5,032,190	76,489,288
HP Inc.	5,033,359	59,594,971
Lexmark International Inc. Class A	168,787	5,477,138
NCR Corp.[a,b]	471,137	11,524,011
NetApp Inc.	571,113	15,151,628
SanDisk Corp.	576,113	43,778,827
Western Digital Corp.	622,928	37,406,826

		377,867,721
TEXTILES, APPAREL & LUXURY GOODS — 0.21%
Coach Inc.	657,082	21,506,294
Fossil Group Inc.[a,b]	21,349	780,520
PVH Corp.	229,474	16,900,760
Ralph Lauren Corp.	156,359	17,430,901

		56,618,475
THRIFTS & MORTGAGE FINANCE — 0.09%
New York Community Bancorp. Inc.	1,341,276	21,889,624
TFS Financial Corp.	182,190	3,430,638

		25,320,262
TOBACCO — 0.76%
Altria Group Inc.	320,767	18,671,847
Philip Morris International Inc.	2,152,926	189,263,725

		207,935,572
TRADING COMPANIES & DISTRIBUTORS — 0.11%
Air Lease Corp.	270,677	9,062,266
GATX Corp.	121,226	5,158,167
MSC Industrial Direct Co. Inc. Class A	90,764	5,107,290

Security	Shares	Value

NOW Inc.[a]	294,871	$4,664,859
WESCO International Inc.[a,b]	122,012	5,329,484

		29,322,066
TRANSPORTATION INFRASTRUCTURE — 0.05%
Macquarie Infrastructure Corp.	191,247	13,884,532

		13,884,532
WATER UTILITIES — 0.16%
American Water Works Co. Inc.	497,660	29,735,185
Aqua America Inc.	491,636	14,650,753

		44,385,938
WIRELESS TELECOMMUNICATION SERVICES —0.24%
SBA Communications Corp. Class Aa,b	182,269	19,151,004
Sprint Corp.[a,b]	2,048,134	7,414,245
T-Mobile U.S. Inc.[a,b]	759,116	29,696,618
Telephone & Data Systems Inc.	258,824	6,700,953
U.S. Cellular Corp.[a]	35,936	1,466,548

		64,429,368

TOTAL COMMON STOCKS (Cost: $25,185,154,044)		27,297,578,883

SHORT-TERM INVESTMENTS — 1.28%

MONEY MARKET FUNDS — 1.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	316,511,931	316,511,931
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	15,882,802	15,882,802
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	17,810,589	17,810,589

		350,205,322

TOTAL SHORT-TERM INVESTMENTS (Cost: $350,205,322)		350,205,322

361

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2015

Value

TOTAL INVESTMENTS IN SECURITIES — 101.05% (Cost: $25,535,359,366)	$27,647,784,205
Other Assets, Less Liabilities — (1.05)%	(287,195,420)

NET ASSETS — 100.00%	$27,360,588,785

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of December 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	566	Mar. 2016	Chicago Mercantile	$57,601,820	$(145,564)

See accompanying notes to schedules of investments.

362

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.71%

AEROSPACE & DEFENSE — 1.45%
AAR Corp.	565,369	$14,863,551
Aerojet Rocketdyne Holdings Inc.[a,b]	998,985	15,644,105
Aerovironment Inc.[a,b]	313,663	9,243,649
American Science & Engineering Inc.	117,483	4,861,446
Astronics Corp.[a]	354,125	14,416,429
Cubic Corp.	345,933	16,345,334
Curtiss-Wright Corp.	757,561	51,892,928
DigitalGlobe Inc.[a,b]	1,158,656	18,144,553
Ducommun Inc.[a]	176,218	2,858,256
Engility Holdings Inc.	287,287	9,331,082
Esterline Technologies Corp.[a,b]	470,745	38,130,345
HEICO Corp.	307,483	16,714,776
HEICO Corp. Class A	636,214	31,301,729
Keyw Holding Corp. (The)[a,b]	530,835	3,195,627
KLX Inc.[a,b]	840,795	25,888,078
Kratos Defense & Security Solutions Inc.[a,b]	719,814	2,951,237
Moog Inc. Class Aa,b	585,148	35,459,969
National Presto Industries Inc.	77,068	6,385,854
Sparton Corp.[a,b]	157,946	3,157,341
TASER International Inc.[a,b]	853,310	14,753,730
Teledyne Technologies Inc.[a,b]	562,917	49,930,738
Vectrus Inc.[a,b]	169,502	3,540,897

		389,011,654
AIR FREIGHT & LOGISTICS — 0.46%
Air Transport Services Group Inc.[a,b]	846,180	8,529,494
Atlas Air Worldwide Holdings Inc.[a,b]	399,334	16,508,468
Echo Global Logistics Inc.[a,b]	471,959	9,623,244
Forward Air Corp.	493,742	21,235,843
Hub Group Inc. Class Aa,b	574,816	18,940,187
Park-Ohio Holdings Corp.	141,570	5,206,945
Radiant Logistics Inc.[a,b]	493,719	1,693,456
UTi Worldwide Inc.[a]	1,473,145	10,356,209
XPO Logistics Inc.[a,b]	1,139,914	31,062,657

		123,156,503

Security	Shares	Value

AIRLINES — 0.36%
Allegiant Travel Co.	213,493	$35,830,530
Hawaiian Holdings Inc.[a,b]	760,338	26,862,742
Republic Airways Holdings Inc.[a,b]	806,883	3,171,050
SkyWest Inc.	822,997	15,653,403
Virgin America Inc.[a,b]	402,343	14,488,371

		96,006,096
AUTO COMPONENTS — 1.08%
American Axle & Manufacturing Holdings Inc.[a,b]	1,208,564	22,890,202
Cooper Tire & Rubber Co.	916,281	34,681,236
Cooper-Standard Holding Inc.[a,b]	216,339	16,785,743
Dana Holding Corp.	2,436,645	33,625,701
Dorman Products Inc.[a,b]	426,198	20,231,619
Drew Industries Inc.	384,654	23,421,582
Federal-Mogul Holdings Corp.[a,b]	482,039	3,301,967
Fox Factory Holding Corp.[a,b]	272,563	4,505,466
Gentherm Inc.[a,b]	572,229	27,123,655
Horizon Global Corp.[a,b]	287,052	2,976,729
Metaldyne Performance Group Inc.	183,126	3,358,531
Modine Manufacturing Co.[a,b]	770,129	6,969,668
Motorcar Parts of America Inc.[a,b]	287,046	9,705,025
Standard Motor Products Inc.	317,724	12,089,398
Stoneridge Inc.[a,b]	445,533	6,593,889
Strattec Security Corp.	56,885	3,213,434
Superior Industries International Inc.	377,243	6,948,816
Tenneco Inc.[a,b]	921,565	42,309,049
Tower International Inc.	337,793	9,650,746

		290,382,456
AUTOMOBILES — 0.03%
Winnebago Industries Inc.[b]	431,084	8,578,572

		8,578,572
BANKS — 9.24%
1st Source Corp.	262,603	8,106,555
Access National Corp.	114,419	2,341,013
Allegiance Bancshares Inc.[a]	48,418	1,145,086

363

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

American National Bankshares Inc.	138,131	$3,537,535
Ameris Bancorp.	513,743	17,462,125
Ames National Corp.	146,541	3,559,481
Arrow Financial Corp.	177,369	4,819,116
Banc of California Inc.	580,006	8,479,688
BancFirst Corp.	116,127	6,807,365
Banco Latinoamericano de Comercio Exterior SA Class E	478,777	12,414,688
Bancorp. Inc. (The)[a,b]	535,886	3,413,594
BancorpSouth Inc.	1,536,813	36,868,144
Bank of Marin Bancorp.	94,582	5,050,679
Bank of the Ozarks Inc.	1,242,341	61,446,186
Banner Corp.	333,943	15,314,626
Bar Harbor Bankshares	93,988	3,235,067
BBCN Bancorp. Inc.	1,268,158	21,837,681
Berkshire Hills Bancorp. Inc.	470,461	13,695,120
Blue Hills Bancorp. Inc.	451,559	6,913,368
BNC Bancorp.	477,348	12,115,092
Boston Private Financial Holdings Inc.	1,327,401	15,052,727
Bridge Bancorp. Inc.	234,952	7,149,589
Bryn Mawr Bank Corp.	283,641	8,146,170
C1 Financial Inc.[a,b]	97,758	2,366,721
Camden National Corp.	118,314	5,216,464
Capital Bank Financial Corp. Class Ab	337,344	10,788,261
Capital City Bank Group Inc.	173,161	2,658,021
Cardinal Financial Corp.	512,708	11,664,107
Cascade Bancorp.[a,b]	484,163	2,938,869
Cathay General Bancorp.	1,273,289	39,892,144
CenterState Banks Inc.	723,653	11,325,169
Central Pacific Financial Corp.	366,957	8,080,393
Century Bancorp. Inc./MA Class A	55,909	2,429,805
Chemical Financial Corp.	537,538	18,421,427
Citizens & Northern Corp.	194,625	4,087,125
City Holding Co.	242,708	11,077,193
CNB Financial Corp./PA	229,655	4,140,680
CoBiz Financial Inc.	575,418	7,722,110
Columbia Banking System Inc.	919,382	29,889,109

Security	Shares	Value

Community Bank System Inc.	681,341	$27,212,760
Community Trust Bancorp. Inc.	250,712	8,764,892
CommunityOne Bancorp.[a]	197,536	2,660,810
ConnectOne Bancorp. Inc.	475,508	8,887,245
CU Bancorp.[a]	264,554	6,709,089
Customers Bancorp. Inc.[a,b]	427,289	11,630,807
CVB Financial Corp.	1,693,460	28,653,343
Eagle Bancorp. Inc.[a,b]	476,844	24,066,317
Enterprise Bancorp. Inc./MA	119,256	2,725,000
Enterprise Financial Services Corp.	319,532	9,058,732
Equity Bancshares Inc. Class Aa	36,107	844,543
Farmers Capital Bank Corp.[a]	117,904	3,196,377
FCB Financial Holdings Inc. Class Aa,b	446,369	15,975,546
Fidelity Southern Corp.	283,152	6,317,121
Financial Institutions Inc.	225,315	6,308,820
First Bancorp. Inc./ME	168,992	3,459,266
First BanCorp./Puerto Rico[a]	1,858,889	6,041,389
First Bancorp./Southern Pines NC	313,926	5,882,973
First Busey Corp.	389,517	8,035,736
First Business Financial Services Inc.	136,610	3,416,616
First Citizens BancShares Inc./NC Class A	122,951	31,742,260
First Commonwealth Financial Corp.	1,417,640	12,857,995
First Community Bancshares Inc./VA	265,397	4,944,346
First Connecticut Bancorp. Inc./Farmington CT	255,682	4,451,424
First Financial Bancorp.	982,704	17,757,461
First Financial Bankshares Inc.[b]	1,022,242	30,841,041
First Financial Corp./IN	175,441	5,959,731
First Interstate BancSystem Inc.	313,484	9,112,980
First Merchants Corp.	603,069	15,330,014
First Midwest Bancorp. Inc./IL	1,243,001	22,908,508
First NBC Bank Holding Co.[a,b]	243,967	9,121,926
First of Long Island Corp. (The)	192,973	5,789,190
FirstMerit Corp.	2,641,251	49,259,331
Flushing Financial Corp.	469,609	10,162,339
FNB Corp./PA	2,780,759	37,095,325
Franklin Financial Network Inc.[a]	89,054	2,794,515

364

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

Fulton Financial Corp.	2,815,437	$36,628,835
German American Bancorp. Inc.	210,461	7,012,561
Glacier Bancorp. Inc.	1,203,689	31,933,869
Great Southern Bancorp. Inc.	166,294	7,526,466
Great Western Bancorp. Inc.	658,648	19,113,965
Green Bancorp. Inc.[a,b]	226,169	2,370,251
Guaranty Bancorp.	234,816	3,883,857
Hampton Roads Bankshares Inc.[a,b]	553,736	1,018,874
Hancock Holding Co.	1,241,372	31,245,333
Hanmi Financial Corp.	508,845	12,069,803
Heartland Financial USA Inc.	301,699	9,461,281
Heritage Commerce Corp.	384,457	4,598,106
Heritage Financial Corp./WA	484,291	9,124,042
Heritage Oaks Bancorp.	372,187	2,981,218
Hilltop Holdings Inc.[a,b]	1,214,020	23,333,464
Home BancShares Inc./AR	909,615	36,857,600
HomeTrust Bancshares Inc.[a]	306,041	6,197,330
Horizon Bancorp./IN	180,372	5,043,201
IBERIABANK Corp.	608,506	33,510,425
Independent Bank Corp./MI	366,832	5,586,851
Independent Bank Corp./Rockland MA	417,301	19,412,843
Independent Bank Group Inc.	156,316	5,002,112
International Bancshares Corp.	863,473	22,191,256
Investors Bancorp. Inc.	5,555,190	69,106,564
Lakeland Bancorp. Inc.	601,152	7,087,582
Lakeland Financial Corp.	264,942	12,351,596
LegacyTexas Financial Group Inc.	760,192	19,020,004
Live Oak Bancshares Inc.[b]	78,084	1,108,793
MainSource Financial Group Inc.	340,842	7,798,465
MB Financial Inc.	1,197,003	38,746,987
Mercantile Bank Corp.	268,446	6,587,665
Merchants Bancshares Inc./VT	79,929	2,516,964

Security	Shares	Value

Metro Bancorp. Inc.	188,259	$5,907,567
MidWestOne Financial Group Inc.	124,023	3,771,539
National Bank Holdings Corp. Class A	479,490	10,246,701
National Bankshares Inc.	111,259	3,954,145
National Commerce Corp.[a,b]	95,045	2,380,877
National Penn Bancshares Inc.	2,233,049	27,533,494
NBT Bancorp. Inc.	702,096	19,574,436
NewBridge Bancorp.	572,708	6,975,583
OFG Bancorp.	715,111	5,234,613
Old National Bancorp./IN	1,864,640	25,284,518
Old Second Bancorp. Inc.[a]	463,415	3,633,174
Opus Bank	167,548	6,194,250
Pacific Continental Corp.	306,465	4,560,199
Pacific Premier Bancorp. Inc.[a,b]	343,544	7,300,310
Park National Corp.	207,893	18,810,159
Park Sterling Corp.	713,071	5,219,680
Peapack Gladstone Financial Corp.	243,320	5,017,258
Penns Woods Bancorp. Inc.	76,568	3,251,077
People’s Utah Bancorp.	46,810	805,600
Peoples Bancorp. Inc./OH	294,160	5,541,974
Peoples Financial Services Corp.	120,169	4,576,036
Pinnacle Financial Partners Inc.	571,731	29,364,104
Preferred Bank/Los Angeles CA	188,649	6,229,190
PrivateBancorp. Inc.	1,252,381	51,372,669
Prosperity Bancshares Inc.	1,115,872	53,405,634
QCR Holdings Inc.	184,036	4,470,234
Renasant Corp.	640,799	22,049,894
Republic Bancorp. Inc./KY Class A	158,491	4,185,747
S&T Bancorp. Inc.	554,202	17,080,506
Sandy Spring Bancorp. Inc.	394,457	10,634,561
Seacoast Banking Corp. of Florida[a,b]	381,698	5,717,836
ServisFirst Bancshares Inc.[b]	355,557	16,899,624

365

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

Sierra Bancorp.	188,946	$3,334,897
Simmons First National Corp. Class A	475,801	24,437,139
South State Corp.	385,449	27,733,056
Southside Bancshares Inc.	403,810	9,699,516
Southwest Bancorp. Inc.	302,637	5,290,095
State Bank Financial Corp.	569,710	11,981,001
Sterling Bancorp./DE	1,910,547	30,989,072
Stock Yards Bancorp. Inc.	236,997	8,956,117
Stonegate Bank	178,202	5,855,718
Suffolk Bancorp.	186,697	5,292,860
Sun Bancorp. Inc./NJa,b	151,288	3,122,584
Talmer Bancorp. Inc. Class A	811,956	14,704,523
Texas Capital Bancshares Inc.[a,b]	729,456	36,049,716
Tompkins Financial Corp.	238,456	13,391,689
TowneBank/Portsmouth VA	726,925	15,170,925
TriCo Bancshares	363,558	9,976,032
Tristate Capital Holdings Inc.[a,b]	339,045	4,743,240
Triumph Bancorp. Inc.[a,b]	233,933	3,859,894
Trustmark Corp.	1,076,865	24,810,970
UMB Financial Corp.	627,495	29,209,892
Umpqua Holdings Corp.	3,513,513	55,864,857
Union Bankshares Corp.	718,640	18,138,474
United Bankshares Inc./WV	1,106,536	40,930,767
United Community Banks Inc./GA	848,613	16,539,467
Univest Corp. of Pennsylvania	309,686	6,460,050
Valley National Bancorp.	3,701,330	36,458,100
Washington Trust Bancorp. Inc.	237,132	9,371,457
Webster Financial Corp.	1,446,197	53,784,066
WesBanco Inc.	612,673	18,392,443
West Bancorp. Inc.	255,078	5,037,790
Westamerica Bancorp.[b]	407,486	19,049,970
Western Alliance Bancorp.[a]	1,370,023	49,129,025
Wilshire Bancorp. Inc.	1,124,811	12,991,567
Wintrust Financial Corp.	755,651	36,664,186
Yadkin Financial Corp.	401,628	10,108,977

		2,486,725,545

Security	Shares	Value

BEVERAGES — 0.22%
Boston Beer Co. Inc. (The)[a,b]	144,865	$29,249,692
Castle Brands Inc.[a,b]	1,048,214	1,289,303
Coca-Cola Bottling Co. Consolidated	74,138	13,530,927
Craft Brew Alliance Inc.[a,b]	165,703	1,386,934
MGP Ingredients Inc.	162,774	4,223,985
National Beverage Corp.[a,b]	182,060	8,272,807

		57,953,648
BIOTECHNOLOGY — 6.56%
Abeona Therapeutics Inc.[a,b]	162,673	546,581
ACADIA Pharmaceuticals Inc.[a,b]	1,269,862	45,270,580
Acceleron Pharma Inc.[a,b]	345,900	16,866,084
Achillion Pharmaceuticals Inc.[a,b]	1,873,308	20,212,993
Acorda Therapeutics Inc.[a,b]	682,033	29,177,372
Adamas Pharmaceuticals Inc.[a,b]	169,293	4,794,378
Aduro Biotech Inc.[a,b]	135,162	3,803,459
Advaxis Inc.[a,b]	483,250	4,861,495
Aegerion Pharmaceuticals Inc.[a,b]	398,815	4,028,032
Affimed NVa,b	242,885	1,729,341
Agenus Inc.[a,b]	1,219,131	5,534,855
Aimmune Therapeutics Inc.[a,b]	181,116	3,341,590
Akebia Therapeutics Inc.[a,b]	412,348	5,327,536
Alder Biopharmaceuticals Inc.[a,b]	373,948	12,351,502
AMAG Pharmaceuticals Inc.[a,b]	475,762	14,363,255
Amicus Therapeutics Inc.[a,b]	1,846,555	17,911,583
Anacor Pharmaceuticals Inc.[a,b]	652,742	73,740,264
Anthera Pharmaceuticals Inc.[a,b]	645,661	2,995,867
Applied Genetic Technologies Corp./DEa,b	140,149	2,859,040
Ardelyx Inc.[a,b]	268,117	4,858,280
Arena Pharmaceuticals Inc.[a,b]	3,873,577	7,359,796
ARIAD Pharmaceuticals Inc.[a,b]	2,674,511	16,715,694
Array BioPharma Inc.[a,b]	2,253,676	9,510,513
Arrowhead Research Corp.[a,b]	957,223	5,886,921
Asterias Biotherapeutics Inc.[a,b]	164,363	645,947
Atara Biotherapeutics Inc.[a,b]	267,549	7,065,969
aTyr Pharma Inc.[a,b]	100,519	988,102

366

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

Avalanche Biotechnologies Inc.[a,b]	316,854	$3,016,450
Axovant Sciences Ltd.[a,b]	225,523	4,066,180
Bellicum Pharmaceuticals Inc.[a,b]	132,719	2,690,214
BioCryst Pharmaceuticals Inc.[a,b]	1,157,096	11,941,231
BioSpecifics Technologies Corp.[a,b]	79,526	3,417,232
BioTime Inc.[a,b]	893,985	3,665,339
Blueprint Medicines Corp.[a,b]	151,723	3,996,384
Calithera Biosciences Inc.[a,b]	174,497	1,336,647
Cara Therapeutics Inc.[a]	320,853	5,409,582
Catabasis Pharmaceuticals Inc.[a]	73,204	580,508
Catalyst Pharmaceuticals Inc.[a,b]	1,220,598	2,990,465
Celldex Therapeutics Inc.[a,b]	1,571,765	24,645,275
Cellular Biomedicine Group Inc.[a,b]	154,937	3,329,596
Cepheid[a,b]	1,143,814	41,783,525
ChemoCentryx Inc.[a]	445,175	3,605,918
Chiasma Inc.[a,b]	119,160	2,331,961
Chimerix Inc.[a,b]	727,785	6,513,676
Cidara Therapeutics Inc.[a,b]	75,818	1,301,037
Clovis Oncology Inc.[a,b]	443,085	15,507,975
Coherus Biosciences Inc.[a,b]	377,557	8,668,709
Concert Pharmaceuticals Inc.[a,b]	244,808	4,644,008
CorMedix Inc.[a,b]	541,505	1,099,255
CTI BioPharma Corp.[a,b]	3,385,921	4,164,683
Curis Inc.[a,b]	1,797,498	5,230,719
Cytokinetics Inc.[a,b]	554,257	5,797,528
CytomX Therapeutics Inc.[a]	124,158	2,591,177
CytRx Corp.[a,b]	1,075,310	2,849,572
Dicerna Pharmaceuticals Inc.[a,b]	239,376	2,841,393
Dimension Therapeutics Inc.[b]	90,779	1,023,987
Dyax Corp.[a]	2,320,259	87,288,144
Dynavax Technologies Corp.[a,b]	584,293	14,116,519
Eagle Pharmaceuticals Inc./DEa,b	137,063	12,153,376

Security	Shares	Value

Edge Therapeutics Inc.[a,b]	136,196	$1,702,450
Emergent BioSolutions Inc.[a,b]	483,737	19,354,317
Enanta Pharmaceuticals Inc.[a,b]	257,059	8,488,088
Epizyme Inc.[a,b]	463,157	7,419,775
Esperion Therapeutics Inc.[a,b]	212,291	4,725,598
Exact Sciences Corp.[a,b]	1,529,776	14,119,832
Exelixis Inc.[a,b]	3,591,737	20,257,397
Fibrocell Science Inc.[a,b]	411,385	1,871,802
FibroGen Inc.[a,b]	762,922	23,246,233
Five Prime Therapeutics Inc.[a,b]	361,364	14,996,606
Flexion Therapeutics Inc.[a,b]	223,409	4,305,091
Foundation Medicine Inc.[a,b]	190,009	4,001,590
Galena Biopharma Inc.[a,b]	2,594,616	3,814,086
Genocea Biosciences Inc.[a,b]	341,921	1,801,924
Genomic Health Inc.[a,b]	284,881	10,027,811
Geron Corp.[a,b]	2,527,916	12,235,113
Global Blood Therapeutics Inc.[a,b]	109,171	3,529,498
Halozyme Therapeutics Inc.[a,b]	1,690,518	29,296,677
Heron Therapeutics Inc.[a,b]	467,804	12,490,367
Idera Pharmaceuticals Inc.[a,b]	1,356,092	4,190,324
Ignyta Inc.[a,b]	344,939	4,622,183
Immune Design Corp.[a,b]	179,340	3,601,147
ImmunoGen Inc.[a,b]	1,377,127	18,687,613
Immunomedics Inc.[a,b]	1,529,722	4,696,247
Infinity Pharmaceuticals Inc.[a,b]	788,884	6,192,739
Inovio Pharmaceuticals Inc.[a,b]	1,151,022	7,734,868
Insmed Inc.[a]	981,590	17,815,858
Insys Therapeutics Inc.[a,b]	376,083	10,767,256
Invitae Corp.[a,b]	118,778	975,167
Ironwood Pharmaceuticals Inc.[a,b]	2,010,904	23,306,377
Karyopharm Therapeutics Inc.[a,b]	371,056	4,916,492
Keryx Biopharmaceuticals Inc.[a,b]	1,658,907	8,377,480

367

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

Kite Pharma Inc.[a,b]	459,681	$28,325,543
La Jolla Pharmaceutical Co.[a,b]	221,675	5,985,225
Lexicon Pharmaceuticals Inc.[a,b]	663,821	8,835,458
Ligand Pharmaceuticals Inc.[a,b]	279,903	30,347,083
Lion Biotechnologies Inc.[a,b]	726,060	5,605,183
Loxo Oncology Inc.[a,b]	145,781	4,147,469
MacroGenics Inc.[a,b]	502,656	15,567,256
MannKind Corp.[a,b]	3,946,789	5,722,844
Medgenics Inc.[a,b]	352,142	2,119,895
Merrimack Pharmaceuticals Inc.[a,b]	1,843,628	14,564,661
MiMedx Group Inc.[a,b]	1,732,468	16,233,225
Mirati Therapeutics Inc.[a,b]	184,143	5,818,919
Momenta Pharmaceuticals Inc.[a,b]	972,709	14,435,002
Myriad Genetics Inc.[a,b]	1,106,484	47,755,849
NantKwest Inc.[a,b]	108,308	1,876,978
Natera Inc.[a,b]	162,766	1,757,873
Navidea Biopharmaceuticals Inc.[a,b]	2,406,012	3,199,996
Neurocrine Biosciences Inc.[a]	1,360,609	76,969,651
NewLink Genetics Corp.[a,b]	332,100	12,085,119
Nivalis Therapeutics Inc.[a,b]	81,778	632,962
Northwest Biotherapeutics Inc.[a,b]	758,977	2,428,726
Novavax Inc.[a,b]	4,266,401	35,795,104
Ocata Therapeutics Inc.[a]	712,734	6,001,220
OncoMed Pharmaceuticals Inc.[a,b]	271,483	6,119,227
Oncothyreon Inc.[a,b]	1,529,813	3,396,185
Ophthotech Corp.[a,b]	377,016	29,607,066
Orexigen Therapeutics Inc.[a,b]	1,621,229	2,788,514
Organovo Holdings Inc.[a,b]	1,460,433	3,636,478
Osiris Therapeutics Inc.[b]	303,365	3,148,929
Otonomy Inc.[a,b]	237,262	6,584,020
OvaScience Inc.[a,b]	373,861	3,652,622
PDL BioPharma Inc.	2,615,202	9,257,815
Peregrine Pharmaceuticals Inc.[a,b]	3,147,316	3,682,360

Security	Shares	Value

Pfenex Inc.[a,b]	262,699	$3,252,214
Portola Pharmaceuticals Inc.[a,b]	795,418	40,924,256
Progenics Pharmaceuticals Inc.[a,b]	1,118,482	6,856,295
Proteon Therapeutics Inc.[a,b]	121,433	1,883,426
Prothena Corp. PLC[a,b]	498,018	33,920,006
PTC Therapeutics Inc.[a,b]	538,379	17,443,480
Radius Health Inc.[a,b]	527,282	32,448,934
Raptor Pharmaceutical Corp.[a,b]	1,278,176	6,646,515
REGENXBIO Inc.[a,b]	116,908	1,940,673
Regulus Therapeutics Inc.[a,b]	457,113	3,986,025
Repligen Corp.[a,b]	525,348	14,862,095
Retrophin Inc.[a,b]	558,269	10,769,009
Rigel Pharmaceuticals Inc.[a,b]	1,403,464	4,252,496
Sage Therapeutics Inc.[a,b]	220,449	12,852,177
Sangamo BioSciences Inc.[a,b]	1,105,680	10,094,858
Sarepta Therapeutics Inc.[a,b]	713,555	27,528,952
Seres Therapeutics Inc.[a,b]	137,285	4,817,331
Sorrento Therapeutics Inc.[a,b]	454,789	3,961,212
Spark Therapeutics Inc.[a,b]	129,366	5,861,573
Spectrum Pharmaceuticals Inc.[a,b]	1,064,007	6,415,962
Stemline Therapeutics Inc.[a,b]	244,150	1,540,587
Synergy Pharmaceuticals Inc.[a,b]	1,596,352	9,051,316
Synta Pharmaceuticals Corp.[a]	1,430,607	503,574
T2 Biosystems Inc.[a,b]	153,041	1,674,269
TESARO Inc.[a,b]	370,760	19,398,163
TG Therapeutics Inc.[a,b]	561,948	6,704,040
Threshold Pharmaceuticals Inc.[a,b]	1,013,955	486,597
Tobira Therapeutics Inc.[a,b]	39,628	398,261
Tokai Pharmaceuticals Inc.[a,b]	149,216	1,301,164
Trevena Inc.[a]	512,101	5,377,060
TrovaGene Inc.[a,b]	484,081	2,614,037
Ultragenyx Pharmaceutical Inc.[a,b]	612,243	68,681,420
Vanda Pharmaceuticals Inc.[a]	667,510	6,214,518

368

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

Verastem Inc.[a,b]	510,422	$949,385
Versartis Inc.[a]	362,359	4,489,628
Vitae Pharmaceuticals Inc.[a,b]	211,121	3,821,290
Vital Therapies Inc.[a,b]	340,291	3,920,152
Voyager Therapeutics Inc.[a,b]	93,015	2,037,029
vTv Therapeutics Inc. Class Aa,b	100,050	681,341
XBiotech Inc.[a,b]	63,541	690,691
Xencor Inc.[a,b]	453,290	6,627,100
XOMA Corp.[a,b]	1,448,878	1,927,008
Zafgen Inc.[a,b]	262,851	1,653,333
ZIOPHARM Oncology Inc.[a,b]	1,829,936	15,206,768

		1,765,663,977
BUILDING PRODUCTS — 0.93%
AAON Inc.	651,669	15,131,754
Advanced Drainage Systems Inc.	536,998	12,904,062
American Woodmark Corp.[a]	204,386	16,346,792
Apogee Enterprises Inc.	466,149	20,282,143
Builders FirstSource Inc.[a,b]	808,214	8,955,011
Continental Building Products Inc.[a,b]	500,396	8,736,914
Gibraltar Industries Inc.[a]	493,586	12,556,828
Griffon Corp.	516,443	9,192,686
Insteel Industries Inc.	293,120	6,132,070
Masonite International Corp.[a,b]	481,052	29,454,814
NCI Building Systems Inc.[a]	431,532	5,355,312
Nortek Inc.[a,b]	155,353	6,776,498
Patrick Industries Inc.[a,b]	202,505	8,808,968
PGT Inc.[a,b]	764,575	8,708,509
Ply Gem Holdings Inc.[a,b]	342,314	4,292,618
Quanex Building Products Corp.	541,271	11,285,500
Simpson Manufacturing Co. Inc.	672,593	22,969,051
Trex Co. Inc.[a,b]	511,427	19,454,683
Universal Forest Products Inc.	320,975	21,945,061

		249,289,274

Security	Shares	Value

CAPITAL MARKETS — 1.34%
6D Global Technologies Inc.[a,b]	307,819	$895,753
Arlington Asset Investment Corp. Class Ab	318,614	4,215,263
Ashford Inc.[a]	16,395	873,034
Associated Capital Group Inc.[a]	101,186	3,086,173
BGC Partners Inc. Class A	2,920,495	28,650,056
Calamos Asset Management Inc. Class A	275,371	2,665,591
Cohen & Steers Inc.	324,030	9,876,435
Cowen Group Inc. Class Aa,b	1,783,810	6,831,992
Diamond Hill Investment Group Inc.	47,546	8,986,194
Evercore Partners Inc. Class A	551,656	29,828,040
Fifth Street Asset Management Inc.[b]	92,295	300,882
Financial Engines Inc.[b]	826,430	27,825,898
GAMCO Investors Inc. Class A	102,950	3,195,568
Greenhill & Co. Inc.	467,281	13,368,910
HFF Inc. Class A	603,883	18,762,645
Houlihan Lokey Inc.[b]	192,420	5,043,328
INTL FCStone Inc.[a,b]	241,167	8,069,448
Investment Technology Group Inc.	515,599	8,775,495
Janus Capital Group Inc.	2,339,832	32,968,233
KCG Holdings Inc. Class Aa	544,523	6,703,078
Ladenburg Thalmann Financial Services Inc.[a,b]	1,675,579	4,624,598
Medley Management Inc.	91,197	518,911
Moelis & Co. Class A	280,784	8,193,277
OM Asset Management PLC	396,796	6,082,883
Oppenheimer Holdings Inc. Class A	166,793	2,898,862
Piper Jaffray Companiesa	240,343	9,709,857
Pzena Investment Management Inc. Class A	198,351	1,705,819
RCS Capital Corp. Class Aa,b	775,886	236,257
Safeguard Scientifics Inc.[a,b]	328,773	4,770,496
Stifel Financial Corp.[a,b]	1,081,437	45,809,671
Virtu Financial Inc.	303,981	6,882,130
Virtus Investment Partners Inc.	108,916	12,793,273

369

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

Westwood Holdings Group Inc.	122,707	$6,391,808
WisdomTree Investments Inc.[b]	1,818,477	28,513,719
ZAIS Group Holdings Inc.[a,b]	59,947	555,109

		360,608,686
CHEMICALS — 1.72%
A Schulman Inc.	468,566	14,356,862
American Vanguard Corp.	469,162	6,572,960
Axiall Corp.	1,119,251	17,236,465
Balchem Corp.	495,443	30,122,934
Calgon Carbon Corp.	838,856	14,470,266
Chase Corp.	109,756	4,470,362
Chemtura Corp.[a,b]	1,070,659	29,196,871
Core Molding Technologies Inc.[a,b]	120,734	1,549,017
Ferro Corp.[a,b]	1,160,877	12,908,952
Flotek Industries Inc.[a,b]	850,401	9,728,587
FutureFuel Corp.	390,365	5,269,927
Hawkins Inc.	168,475	6,026,351
HB Fuller Co.	803,597	29,307,183
Innophos Holdings Inc.	312,819	9,065,495
Innospec Inc.	386,833	21,008,900
Intrepid Potash Inc.[a,b]	899,407	2,653,251
KMG Chemicals Inc.	154,349	3,553,114
Koppers Holdings Inc.	329,873	6,020,182
Kraton Performance Polymers Inc.[a]	499,765	8,301,097
Kronos Worldwide Inc.	334,404	1,886,038
LSB Industries Inc.[a,b]	316,827	2,296,996
Minerals Technologies Inc.	553,571	25,386,766
Olin Corp.	2,628,741	45,372,070
OMNOVA Solutions Inc.[a]	744,082	4,561,223
PolyOne Corp.	1,421,010	45,131,278
Quaker Chemical Corp.	212,764	16,438,147
Rayonier Advanced Materials Inc.	648,249	6,346,358
Rentech Inc.[a,b]	308,879	1,087,254
Senomyx Inc.[a,b]	696,442	2,625,586
Sensient Technologies Corp.	744,605	46,776,086
Stepan Co.	307,148	15,262,184
Trecora Resources[a,b]	316,311	3,919,093
Tredegar Corp.	396,809	5,404,539

Security	Shares	Value

Trinseo SAa,b	182,339	$5,141,960
Tronox Ltd. Class A	1,020,993	3,992,083
Valhi Inc.	300,666	402,892

		463,849,329
COMMERCIAL SERVICES & SUPPLIES — 2.03%
ABM Industries Inc.	892,523	25,410,130
ACCO Brands Corp.[a,b]	1,750,828	12,483,404
ARC Document Solutions Inc.[a]	649,716	2,871,745
Brady Corp. Class A	762,794	17,529,006
Brink’s Co. (The)	775,320	22,375,735
Casella Waste Systems Inc. Class Aa,b	632,141	3,780,203
CECO Environmental Corp.	462,285	3,550,349
Civeo Corp.	1,728,883	2,455,014
Deluxe Corp.	795,463	43,384,552
Ennis Inc.	414,197	7,973,292
Essendant Inc.	610,651	19,852,264
G&K Services Inc. Class A	318,595	20,039,625
Healthcare Services Group Inc.	1,139,011	39,717,313
Heritage-Crystal Clean Inc.[a,b]	198,375	2,102,775
Herman Miller Inc.	950,827	27,288,735
HNI Corp.	709,012	25,566,973
InnerWorkings Inc.[a,b]	596,749	4,475,617
Interface Inc.	1,053,244	20,159,090
Kimball International Inc. Class B	545,163	5,326,242
Knoll Inc.	779,032	14,645,802
Matthews International Corp. Class A	525,408	28,083,058
McGrath RentCorp	381,902	9,620,111
Mobile Mini Inc.	731,982	22,786,600
MSA Safety Inc.	466,834	20,293,274
Multi-Color Corp.	200,818	12,010,924
NL Industries Inc.[a]	114,899	349,293
Quad/Graphics Inc.	460,303	4,280,818
SP Plus Corp.[a,b]	263,633	6,300,829
Steelcase Inc. Class A	1,329,054	19,802,905
Team Inc.[a,b]	331,045	10,580,198
Tetra Tech Inc.	961,755	25,024,865
TRC Companies Inc.[a]	269,292	2,490,951
U.S. Ecology Inc.	346,714	12,634,258

370

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

UniFirst Corp./MA	237,053	$24,700,923
Viad Corp.	320,887	9,058,640
West Corp.	832,807	17,963,647

		546,969,160
COMMUNICATIONS EQUIPMENT — 1.60%
ADTRAN Inc.	795,674	13,701,506
Aerohive Networks Inc.[a,b]	382,778	1,955,996
Alliance Fiber Optic Products Inc.	229,992	3,486,679
Applied Optoelectronics Inc.[a,b]	274,090	4,703,384
Bel Fuse Inc. Class B	164,306	2,840,851
Black Box Corp.	244,466	2,329,761
CalAmp Corp.[a,b]	578,586	11,531,219
Calix Inc.[a]	714,790	5,625,397
Ciena Corp.[a,b]	1,974,778	40,858,157
Clearfield Inc.[a,b]	180,927	2,426,231
Comtech Telecommunications Corp.	258,328	5,189,810
Digi International Inc.[a]	401,878	4,573,372
EMCORE Corp.[a]	309,720	1,898,584
Extreme Networks Inc.[a]	1,602,238	6,537,131
Finisar Corp.[a,b]	1,656,473	24,085,117
Harmonic Inc.[a,b]	1,417,696	5,770,023
Infinera Corp.[a,b]	2,120,797	38,428,842
InterDigital Inc./PA	574,909	28,193,537
Ixia[a]	967,031	12,020,195
KVH Industries Inc.[a,b]	255,639	2,408,119
NETGEAR Inc.[a,b]	513,318	21,513,157
NetScout Systems Inc.[a]	1,466,251	45,013,906
Novatel Wireless Inc.[a,b]	593,239	990,709
Oclaro Inc.[a,b]	1,554,637	5,410,137
Plantronics Inc.	561,596	26,630,882
Polycom Inc.[a,b]	2,152,588	27,101,083
Ruckus Wireless Inc.[a,b]	1,204,506	12,900,259
ShoreTel Inc.[a,b]	1,033,465	9,146,165
Sonus Networks Inc.[a,b]	786,217	5,605,727
Ubiquiti Networks Inc.[a,b]	487,576	15,451,283
ViaSat Inc.[a,b]	680,562	41,521,088

		429,848,307
CONSTRUCTION & ENGINEERING — 0.80%
Aegion Corp.[a,b]	584,779	11,292,082

Security	Shares	Value

Ameren Inc. Class Aa,b	317,128	$1,982,050
Argan Inc.	207,074	6,709,198
Comfort Systems USA Inc.	595,730	16,930,647
Dycom Industries Inc.[a]	543,027	37,990,169
EMCOR Group Inc.	998,777	47,981,247
Furmanite Corp.[a]	601,077	4,003,173
Granite Construction Inc.	627,198	26,913,066
Great Lakes Dredge & Dock Corp.[a]	959,867	3,801,073
HC2 Holdings Inc.[a,b]	421,137	2,227,815
MasTec Inc.[a,b]	1,064,545	18,501,792
MYR Group Inc.[a]	336,095	6,926,918
Northwest Pipe Co.[a,b]	151,265	1,692,655
NV5 Global Inc.[a,b]	80,475	1,768,841
Orion Marine Group Inc.[a,b]	446,640	1,862,489
Primoris Services Corp.	617,315	13,599,449
Tutor Perini Corp.[a,b]	598,908	10,025,720

		214,208,384
CONSTRUCTION MATERIALS — 0.16%
Headwaters Inc.[a,b]	1,175,311	19,827,497
Summit Materials Inc. Class Aa,b	512,803	10,276,565
U.S. Concrete Inc.[a,b]	232,691	12,253,508
U.S. Lime & Minerals Inc.	30,664	1,685,293

		44,042,863
CONSUMER FINANCE — 0.40%
Cash America International Inc.	406,102	12,162,755
Encore Capital Group Inc.[a,b]	404,028	11,749,134
Enova International Inc.[a,b]	413,193	2,731,206
Ezcorp Inc. Class Aa,b	822,674	4,105,143
First Cash Financial Services Inc.[a,b]	450,530	16,863,338
Green Dot Corp. Class Aa,b	734,411	12,059,029
JG Wentworth Co. (The) Class Aa,b	228,122	410,620
Nelnet Inc. Class A	379,697	12,746,428
PRA Group Inc.[a,b]	770,180	26,717,544
Regional Management Corp.[a]	172,635	2,670,663
World Acceptance Corp.[a,b]	113,926	4,226,655

		106,442,515
CONTAINERS & PACKAGING — 0.37%
AEP Industries Inc.[a]	63,405	4,891,696
Berry Plastics Group Inc.[a]	1,901,995	68,814,179

371

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

Greif Inc. Class A	490,880	$15,124,013
Multi Packaging Solutions International Ltd.[a]	307,261	5,330,978
Myers Industries Inc.	386,723	5,151,150

		99,312,016
DISTRIBUTORS — 0.34%
Core-Mark Holding Co. Inc.	368,016	30,155,231
Fenix Parts Inc.[a,b]	217,450	1,476,486
Pool Corp.	693,462	56,017,860
VOXX International Corp.[a,b]	317,089	1,667,888
Weyco Group Inc.	103,697	2,774,932

		92,092,397
DIVERSIFIED CONSUMER SERVICES — 1.08%
2U Inc.[a,b]	421,149	11,783,749
American Public Education Inc.[a,b]	261,203	4,860,988
Apollo Education Group Inc.[a,b]	1,507,093	11,559,403
Ascent Capital Group Inc. Class Aa,b	215,701	3,606,521
Bridgepoint Education Inc.[a]	272,591	2,074,418
Bright Horizons Family Solutions Inc.[a,b]	595,594	39,785,679
Cambium Learning Group Inc.[a,b]	204,531	991,975
Capella Education Co.	194,848	9,005,875
Career Education Corp.[a]	1,083,213	3,932,063
Carriage Services Inc.[b]	244,489	5,892,185
Chegg Inc.[a,b]	1,221,418	8,220,143
Collectors Universe Inc.	115,148	1,784,794
DeVry Education Group Inc.[b]	1,015,703	25,707,443
Grand Canyon Education Inc.[a,b]	750,301	30,102,076
Houghton Mifflin Harcourt Co.[a,b]	2,181,182	47,506,144
K12 Inc.[a,b]	545,677	4,801,958
Liberty Tax Inc.	93,598	2,230,440
LifeLock Inc.[a,b]	1,504,584	21,590,780
Regis Corp.[a,b]	575,672	8,145,759
Sotheby’s	991,543	25,542,148
Strayer Education Inc.[a,b]	174,719	10,504,106
Universal Technical Institute Inc.	339,237	1,580,845

Security	Shares	Value

Weight Watchers International Inc.[a,b]	443,073	$10,102,064

		291,311,556
DIVERSIFIED FINANCIAL SERVICES — 0.37%
FNFV Group[a,b]	1,279,588	14,369,773
GAIN Capital Holdings Inc.	519,831	4,215,829
MarketAxess Holdings Inc.	594,481	66,338,135
Marlin Business Services Corp.	135,605	2,177,816
NewStar Financial Inc.[a,b]	385,049	3,457,740
On Deck Capital Inc.[a,b]	186,682	1,922,825
PICO Holdings Inc.[a,b]	365,490	3,771,857
Resource America Inc. Class A	233,061	1,428,664
Tiptree Financial Inc.[b]	471,302	2,893,794

		100,576,433
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.73%
8x8 Inc.[a,b]	1,404,345	16,079,750
Atlantic Tele-Network Inc.	164,052	12,833,788
Cincinnati Bell Inc.[a,b]	3,343,314	12,035,931
Cogent Communications Holdings Inc.[b]	733,996	25,462,321
Consolidated Communications Holdings Inc.[b]	807,558	16,918,340
Fairpoint Communications Inc.[a,b]	331,219	5,322,689
General Communication Inc. Class Aa,b	557,793	11,033,146
Globalstar Inc.[a,b]	7,594,938	10,936,711
Hawaiian Telcom Holdco Inc.[a]	172,166	4,280,047
IDT Corp. Class B	266,257	3,104,557
inContact Inc.[a,b]	983,591	9,383,458
Inteliquent Inc.	536,477	9,533,196
Intelsat SAa,b	447,479	1,861,513
Iridium Communications Inc.[a,b]	1,313,410	11,045,778
Lumos Networks Corp.	366,333	4,102,930
ORBCOMM Inc.[a,b]	953,842	6,905,816
pdvWireless Inc.[a]	207,840	5,715,600
Straight Path Communications Inc. Class Ba,b	149,765	2,566,972
Vonage Holdings Corp.[a,b]	2,956,876	16,972,468
Windstream Holdings Inc.[b]	1,605,110	10,336,908

		196,431,919

372

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

ELECTRIC UTILITIES — 1.23%
ALLETE Inc.	776,738	$39,481,592
Cleco Corp.	963,556	50,307,259
El Paso Electric Co.	644,883	24,827,995
Empire District Electric Co. (The)	695,008	19,508,874
Genie Energy Ltd. Class B	205,591	2,292,340
IDACORP Inc.	802,094	54,542,392
MGE Energy Inc.	552,579	25,639,666
Otter Tail Corp.	599,614	15,967,721
PNM Resources Inc.	1,270,252	38,831,604
Portland General Electric Co.	1,414,157	51,432,890
Spark Energy Inc. Class A	45,625	945,350
Unitil Corp.	224,273	8,046,915

		331,824,598
ELECTRICAL EQUIPMENT — 0.67%
Allied Motion Technologies Inc.	101,857	2,666,616
AZZ Inc.	410,721	22,823,766
Encore Wire Corp.	330,243	12,248,713
EnerSys	708,441	39,623,105
Enphase Energy Inc.[a,b]	456,183	1,601,202
Franklin Electric Co. Inc.	759,303	20,523,960
FuelCell Energy Inc.[a,b]	363,346	1,802,196
Generac Holdings Inc.[a,b]	1,102,020	32,807,135
General Cable Corp.	778,117	10,450,111
LSI Industries Inc.	343,144	4,182,925
Plug Power Inc.[a,b]	2,765,351	5,834,891
Powell Industries Inc.	144,907	3,771,929
Power Solutions International Inc.[a,b]	75,103	1,370,630
PowerSecure International Inc.[a,b]	356,878	5,371,014
Preformed Line Products Co.	43,272	1,821,751
Sunrun Inc.[a,b]	283,984	3,342,492
Thermon Group Holdings Inc.[a,b]	512,557	8,672,465
Vicor Corp.[a,b]	260,396	2,374,812

		181,289,713
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.66%
Agilysys Inc.[a]	239,661	2,394,213

Security	Shares	Value

Anixter International Inc.[a,b]	454,793	$27,464,949
AVX Corp.	735,378	8,927,489
Badger Meter Inc.	230,475	13,503,530
Belden Inc.	679,733	32,409,669
Benchmark Electronics Inc.[a]	836,030	17,280,740
Checkpoint Systems Inc.	667,973	4,188,191
Coherent Inc.[a,b]	379,840	24,731,382
Control4 Corp.[a,b]	341,794	2,484,842
CTS Corp.	530,774	9,362,853
Daktronics Inc.	619,419	5,401,334
DTS Inc./CAa	281,140	6,348,141
Electro Rent Corp.	259,839	2,390,519
ePlus Inc.[a]	89,744	8,369,525
Fabrinet[a]	565,604	13,472,687
FARO Technologies Inc.[a,b]	276,928	8,174,915
FEI Co.	662,036	52,823,853
GSI Group Inc.[a,b]	542,012	7,382,203
II-VI Inc.[a,b]	835,111	15,499,660
Insight Enterprises Inc.[a]	619,349	15,558,047
InvenSense Inc.[a,b]	1,237,609	12,660,740
Itron Inc.[a,b]	613,059	22,180,475
Kimball Electronics Inc.[a,b]	459,301	5,047,718
Knowles Corp.[a,b]	1,391,798	18,552,667
Littelfuse Inc.	359,359	38,455,007
Mercury Systems Inc.[a]	546,830	10,039,799
Mesa Laboratories Inc.	45,963	4,573,319
Methode Electronics Inc.	611,077	19,450,581
MTS Systems Corp.	237,242	15,043,515
Multi-Fineline Electronix Inc.[a,b]	145,157	3,001,847
Newport Corp.[a]	635,978	10,092,971
OSI Systems Inc.[a]	315,707	27,990,583
Park Electrochemical Corp.	323,679	4,874,606
PC Connection Inc.	168,166	3,807,278
Plexus Corp.[a,b]	535,539	18,701,022
RealD Inc.[a,b]	648,646	6,843,215
Rofin-Sinar Technologies Inc.[a,b]	448,738	12,017,204
Rogers Corp.[a,b]	297,391	15,336,454

373

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

Sanmina Corp.[a,b]	1,250,971	$25,744,983
ScanSource Inc.[a]	427,489	13,773,696
SYNNEX Corp.	458,044	41,191,897
Tech Data Corp.[a,b]	583,948	38,762,468
TTM Technologies Inc.[a,b]	944,490	6,148,630
Universal Display Corp.[a,b]	640,892	34,890,161
Vishay Intertechnology Inc.	2,158,966	26,015,540
Vishay Precision Group Inc.[a,b]	201,901	2,285,519

		715,650,637
ENERGY EQUIPMENT & SERVICES — 0.84%
Archrock Inc.	1,119,778	8,420,731
Atwood Oceanics Inc.[b]	1,036,032	10,598,607
Basic Energy Services Inc.[a,b]	694,100	1,860,188
Bristow Group Inc.	556,038	14,401,384
C&J Energy Services Ltd.[a,b]	904,006	4,303,069
CARBO Ceramics Inc.[b]	313,445	5,391,254
Era Group Inc.[a,b]	327,219	3,648,492
Exterran Corp.[a]	556,648	8,934,200
Fairmount Santrol Holdings Inc.[a,b]	1,034,068	2,430,060
Forum Energy Technologies Inc.[a,b]	943,655	11,757,941
Geospace Technologies Corp.[a,b]	209,202	2,943,472
Gulfmark Offshore Inc. Class Ab	405,298	1,892,742
Helix Energy Solutions Group Inc.[a,b]	1,689,615	8,887,375
Hornbeck Offshore Services Inc.[a,b]	511,146	5,080,791
Independence Contract Drilling Inc.[a,b]	260,732	1,316,697
ION Geophysical Corp.[a,b]	2,261,082	1,137,550
Key Energy Services Inc.[a,b]	2,120,922	1,022,496
Matrix Service Co.[a]	427,748	8,785,944
McDermott International Inc.[a,b]	3,794,428	12,711,334
Natural Gas Services Group Inc.[a,b]	201,510	4,493,673
Newpark Resources Inc.[a,b]	1,345,378	7,103,596
Nordic American Offshore Ltd.[a,b]	304,240	1,603,345

Security	Shares	Value

North Atlantic Drilling Ltd.[b]	114,139	$280,783
Oil States International Inc.[a,b]	823,549	22,441,710
Parker Drilling Co.[a,b]	1,941,492	3,533,515
PHI Inc.[a]	199,110	3,267,395
Pioneer Energy Services Corp.[a]	1,060,558	2,301,411
RigNet Inc.[a,b]	191,807	3,968,487
SEACOR Holdings Inc.[a,b]	290,493	15,268,312
Seventy Seven Energy Inc.[a,b]	932,680	979,314
Tesco Corp.[b]	625,623	4,529,510
TETRA Technologies Inc.[a]	1,273,836	9,579,247
Tidewater Inc.[b]	757,170	5,269,903
U.S. Silica Holdings Inc.[b]	853,675	15,989,333
Unit Corp.[a,b]	806,046	9,833,761

		225,967,622
FOOD & STAPLES RETAILING — 0.91%
Andersons Inc. (The)	454,526	14,376,657
Casey’s General Stores Inc.	618,799	74,534,340
Chefs’ Warehouse Inc. (The)[a,b]	299,764	5,000,063
Fairway Group Holdings Corp.[a,b]	346,813	228,931
Fresh Market Inc. (The)[a,b]	686,360	16,074,551
Ingles Markets Inc. Class A	213,575	9,414,386
Natural Grocers by Vitamin Cottage Inc.[a,b]	143,650	2,926,150
Performance Food Group Co.[a,b]	270,041	6,248,749
PriceSmart Inc.	310,192	25,742,834
Smart & Final Stores Inc.[a,b]	388,593	7,076,279
SpartanNash Co.	601,813	13,023,233
SUPERVALU Inc.[a]	4,172,643	28,290,520
United Natural Foods Inc.[a,b]	798,033	31,410,579
Village Super Market Inc. Class A	111,800	2,945,930
Weis Markets Inc.	174,623	7,735,799

		245,029,001

374

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

FOOD PRODUCTS — 1.71%
Alico Inc.	60,597	$2,344,498
Amplify Snack Brands Inc.[a,b]	244,148	2,812,585
Arcadia Biosciences Inc.[a,b]	127,997	389,111
B&G Foods Inc.[b]	923,578	32,343,702
Boulder Brands Inc.[a]	869,457	9,546,638
Cal-Maine Foods Inc.[b]	499,167	23,131,399
Calavo Growers Inc.	234,943	11,512,207
Darling Ingredients Inc.[a]	2,633,378	27,703,137
Dean Foods Co.	1,504,066	25,794,732
Diamond Foods Inc.[a]	420,683	16,217,330
Farmer Bros. Co.[a,b]	123,461	3,984,086
Fresh Del Monte Produce Inc.[b]	531,228	20,654,145
Freshpet Inc.[a,b]	332,710	2,824,708
Inventure Foods Inc.[a,b]	322,236	2,287,876
J&J Snack Foods Corp.	237,296	27,685,324
John B Sanfilippo & Son Inc.	133,474	7,211,600
Lancaster Colony Corp.	295,111	34,073,516
Landec Corp.[a,b]	427,805	5,060,933
Lifeway Foods Inc.[a]	75,685	840,103
Limoneira Co.[b]	183,425	2,740,369
Omega Protein Corp.[a,b]	347,321	7,710,526
Post Holdings Inc.[a,b]	980,894	60,521,160
Sanderson Farms Inc.[b]	357,175	27,688,206
Seaboard Corp.[a,b]	4,176	12,088,434
Seneca Foods Corp. Class Aa	118,346	3,429,667
Snyder’s-Lance Inc.[b]	778,506	26,702,756
Tootsie Roll Industries Inc.[b]	298,055	9,415,557
TreeHouse Foods Inc.[a,b]	683,070	53,593,672

		460,307,977
GAS UTILITIES — 1.31%
Chesapeake Utilities Corp.	243,190	13,801,033
Laclede Group Inc. (The)	690,176	41,003,356
New Jersey Resources Corp.	1,363,546	44,942,476
Northwest Natural Gas Co.	435,763	22,053,965
ONE Gas Inc.	837,938	42,039,350
Piedmont Natural Gas Co. Inc.	1,254,850	71,551,547
South Jersey Industries Inc.	1,090,661	25,652,347
Southwest Gas Corp.	746,421	41,172,582
WGL Holdings Inc.	792,284	49,905,969

		352,122,625

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 3.96%
Abaxis Inc.	359,920	$20,040,346
ABIOMED Inc.[a]	664,916	60,028,616
Accuray Inc.[a,b]	1,265,024	8,538,912
Analogic Corp.	197,673	16,327,790
AngioDynamics Inc.[a]	400,394	4,860,783
Anika Therapeutics Inc.[a,b]	234,118	8,933,943
Antares Pharma Inc.[a,b]	2,435,175	2,946,562
AtriCure Inc.[a,b]	453,211	10,170,055
Atrion Corp.	22,724	8,662,389
Cantel Medical Corp.	547,355	34,012,640
Cardiovascular Systems Inc.[a,b]	509,141	7,698,212
Cerus Corp.[a,b]	1,530,592	9,673,341
ConforMIS Inc.[a,b]	168,437	2,912,276
CONMED Corp.	439,983	19,381,251
Corindus Vascular Robotics Inc.[a,b]	354,423	1,137,698
CryoLife Inc.	406,107	4,377,833
Cutera Inc.[a]	209,250	2,676,307
Cynosure Inc. Class Aa,b	353,082	15,772,173
EndoChoice Holdings Inc.[a,b]	106,844	892,147
Endologix Inc.[a,b]	1,073,018	10,622,878
Entellus Medical Inc.[a,b]	86,477	1,458,002
Exactech Inc.[a]	161,197	2,925,726
GenMark Diagnostics Inc.[a,b]	668,921	5,190,827
Glaukos Corp.[a,b]	112,366	2,774,317
Globus Medical Inc. Class Aa,b	1,093,835	30,430,490
Greatbatch Inc.[a,b]	407,546	21,396,165
Haemonetics Corp.[a,b]	823,756	26,557,893
Halyard Health Inc.[a]	741,826	24,784,407
HeartWare International Inc.[a,b]	275,596	13,890,038
ICU Medical Inc.[a,b]	225,288	25,407,981
Inogen Inc.[a,b]	250,060	10,024,905
Insulet Corp.[a,b]	904,402	34,195,440
Integra LifeSciences Holdings Corp.[a,b]	451,893	30,629,307
Invacare Corp.	517,595	9,000,977
InVivo Therapeutics Holdings Corp.[a,b]	428,471	3,084,991
Invuity Inc.[a,b]	74,905	660,662
iRadimed Corp.[a,b]	44,043	1,234,525
K2M Group Holdings Inc.[a,b]	282,216	5,570,944

375

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

Lantheus Holdings Inc.[a]	199,515	$674,361
LDR Holding Corp.[a,b]	404,612	10,159,807
LeMaitre Vascular Inc.	193,227	3,333,166
LivaNova PLC[a,b]	709,965	42,150,622
Masimo Corp.[a,b]	697,089	28,936,164
Meridian Bioscience Inc.[b]	664,913	13,644,015
Merit Medical Systems Inc.[a]	700,703	13,026,069
Natus Medical Inc.[a,b]	525,505	25,250,515
Neogen Corp.[a,b]	590,218	33,359,121
Nevro Corp.[a,b]	266,321	17,979,331
Novocure Ltd.[a]	136,688	3,056,344
NuVasive Inc.[a,b]	770,518	41,692,729
NxStage Medical Inc.[a,b]	1,008,159	22,088,764
OraSure Technologies Inc.[a,b]	898,907	5,788,961
Orthofix International NVa	299,565	11,745,944
Oxford Immunotec Global PLC[a,b]	317,691	3,653,446
Penumbra Inc.[a,b]	74,478	4,007,661
Quidel Corp.[a,b]	460,041	9,752,869
Rockwell Medical Inc.[a,b]	801,895	8,211,405
RTI Surgical Inc.[a,b]	911,062	3,616,916
SeaSpine Holdings Corp.[a]	136,305	2,341,720
Second Sight Medical Products Inc.[a,b]	196,675	1,158,416
Sientra Inc.[a,b]	128,097	758,334
Spectranetics Corp. (The)[a,b]	676,688	10,190,921
STAAR Surgical Co.[a,b]	616,938	4,404,937
STERIS PLC	1,362,565	102,655,647
SurModics Inc.[a,b]	207,163	4,199,194
Tandem Diabetes Care Inc.[a,b]	286,288	3,381,061
TransEnterix Inc.[a,b]	705,741	1,750,238
Unilife Corp.[a,b]	1,847,630	914,762
Utah Medical Products Inc.	59,931	3,508,361
Vascular Solutions Inc.[a,b]	276,371	9,504,399
Veracyte Inc.[a]	212,113	1,527,214
West Pharmaceutical Services Inc.	1,146,063	69,015,914
Wright Medical Group NVa,b	1,428,419	34,539,171
Zeltiq Aesthetics Inc.[a,b]	513,105	14,638,886

		1,065,501,134
HEALTH CARE PROVIDERS & SERVICES — 2.70%
AAC Holdings Inc.[a,b]	129,701	2,472,101

Security	Shares	Value

Aceto Corp.	464,526	$12,532,911
Addus HomeCare Corp.[a,b]	102,035	2,375,375
Adeptus Health Inc. Class Aa,b	99,927	5,448,020
Air Methods Corp.[a,b]	626,926	26,287,007
Alliance HealthCare Services Inc.[a,b]	82,647	758,699
Almost Family Inc.[a,b]	114,484	4,376,723
Amedisys Inc.[a]	450,995	17,733,123
AMN Healthcare Services Inc.[a,b]	758,146	23,540,433
AmSurg Corp.[a,b]	859,490	65,321,240
BioScrip Inc.[a,b]	1,093,721	1,914,012
BioTelemetry Inc.[a,b]	432,964	5,057,019
Capital Senior Living Corp.[a,b]	470,528	9,815,214
Chemed Corp.	272,076	40,756,985
Civitas Solutions Inc.[a,b]	186,752	5,376,590
CorVel Corp.[a,b]	137,002	6,017,128
Cross Country Healthcare Inc.[a,b]	516,149	8,459,682
Diplomat Pharmacy Inc.[a,b]	576,951	19,743,263
Ensign Group Inc. (The)	813,660	18,413,126
ExamWorks Group Inc.[a,b]	658,696	17,521,314
Five Star Quality Care Inc.[a]	690,971	2,197,288
Genesis Healthcare Inc.[a,b]	577,042	2,002,336
Hanger Inc.[a,b]	563,855	9,275,415
HealthEquity Inc.[a,b]	577,314	14,473,262
HealthSouth Corp.	1,457,622	50,739,822
Healthways Inc.[a]	493,565	6,352,182
Kindred Healthcare Inc.	1,328,825	15,826,306
Landauer Inc.	152,256	5,012,267
LHC Group Inc.[a]	207,890	9,415,338
Magellan Health Inc.[a]	398,742	24,586,432
Molina Healthcare Inc.[a,b]	625,112	37,587,985
National Healthcare Corp.	161,022	9,935,057
National Research Corp. Class A	157,491	2,526,156
Nobilis Health Corp.[a,b]	503,841	1,420,832
Owens & Minor Inc.	1,004,417	36,138,924
PharMerica Corp.[a]	485,678	16,998,730
Providence Service Corp. (The)[a,b]	217,828	10,220,490
RadNet Inc.[a]	549,610	3,396,590
Select Medical Holdings Corp.	1,674,335	19,941,330
Surgery Partners Inc.[a,b]	256,331	5,252,222

376

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

Surgical Care Affiliates Inc.[a,b]	344,505	$13,714,744
Team Health Holdings Inc.[a]	1,147,332	50,356,401
Teladoc Inc.[a,b]	154,397	2,772,970
Triple-S Management Corp. Class Ba	386,226	9,234,664
Trupanion Inc.[a,b]	257,149	2,509,774
U.S. Physical Therapy Inc.	198,248	10,641,953
Universal American Corp./NY	801,183	5,608,281
WellCare Health Plans Inc.[a,b]	697,302	54,535,989

		726,593,705
HEALTH CARE TECHNOLOGY — 0.58%
Castlight Health Inc.[a,b]	549,996	2,348,483
Computer Programs & Systems Inc.	179,722	8,941,169
Connecture Inc.[a,b]	108,273	390,865
Evolent Health Inc.[a,b]	215,262	2,606,823
HealthStream Inc.[a,b]	401,781	8,839,182
HMS Holdings Corp.[a,b]	1,410,441	17,404,842
Imprivata Inc.[a,b]	148,263	1,675,372
MedAssets Inc.[a]	961,987	29,763,878
Medidata Solutions Inc.[a,b]	880,663	43,407,879
Omnicell Inc.[a,b]	578,289	17,973,222
Press Ganey Holdings Inc.[a,b]	161,096	5,082,579
Quality Systems Inc.	797,689	12,858,747
Vocera Communications Inc.[a]	405,008	4,941,098

		156,234,139
HOTELS, RESTAURANTS & LEISURE — 3.29%
Belmond Ltd.[a]	1,548,595	14,711,653
Biglari Holdings Inc.[a,b]	26,608	8,669,419
BJ’s Restaurants Inc.[a,b]	342,030	14,868,044
Bloomin’ Brands Inc.	1,975,579	33,367,529
Bob Evans Farms Inc./DE	333,472	12,955,387
Bojangles’ Inc.[a,b]	135,466	2,149,845
Boyd Gaming Corp.[a,b]	1,271,961	25,273,865
Bravo Brio Restaurant Group Inc.[a]	243,137	2,188,233
Buffalo Wild Wings Inc.[a,b]	302,690	48,324,458
Caesars Acquisition Co. Class Aa,b	730,076	4,971,818

Security	Shares	Value

Caesars Entertainment Corp.[a,b]	887,766	$7,004,474
Carrols Restaurant Group Inc.[a,b]	564,022	6,621,618
Cheesecake Factory Inc. (The)	776,968	35,825,994
Churchill Downs Inc.	202,939	28,713,839
Chuy’s Holdings Inc.[a,b]	264,542	8,290,746
ClubCorp Holdings Inc.	701,437	12,815,254
Cracker Barrel Old Country Store Inc.[b]	305,608	38,760,263
Dave & Buster’s Entertainment Inc.[a]	364,387	15,209,513
Del Frisco’s Restaurant Group Inc.[a,b]	375,293	6,012,194
Denny’s Corp.[a,b]	1,342,833	13,200,048
Diamond Resorts International Inc.[a,b]	663,264	16,919,865
DineEquity Inc.	270,845	22,932,446
El Pollo Loco Holdings Inc.[a,b]	218,620	2,761,171
Eldorado Resorts Inc.[a]	454,180	4,995,980
Empire Resorts Inc.[b]	48,303	869,447
Fiesta Restaurant Group Inc.[a,b]	427,955	14,379,288
Fogo De Chao Inc.[a,b]	82,094	1,244,545
Habit Restaurants Inc. (The)[a,b]	185,001	4,266,123
International Speedway Corp. Class A	444,261	14,980,481
Interval Leisure Group Inc.	624,219	9,744,059
Intrawest Resorts Holdings Inc.[a]	283,717	2,218,667
Isle of Capri Casinos Inc.[a,b]	355,787	4,956,113
J Alexander’s Holdings Inc.[a]	217,918	2,379,665
Jack in the Box Inc.	595,517	45,682,109
Jamba Inc.[a,b]	210,978	2,846,093
Kona Grill Inc.[a,b]	133,850	2,122,861
Krispy Kreme Doughnuts Inc.[a,b]	1,037,549	15,635,863
La Quinta Holdings Inc.[a,b]	1,492,451	20,312,258
Marcus Corp. (The)	291,735	5,534,213
Marriott Vacations Worldwide Corp.	412,147	23,471,772
Monarch Casino & Resort Inc.[a]	162,721	3,697,021
Morgans Hotel Group Co.[a]	434,782	1,465,215
Noodles & Co.[a,b]	180,435	1,748,415
Papa John’s International Inc.	461,410	25,778,977
Papa Murphy’s Holdings Inc.[a,b]	143,410	1,614,797

377

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

Penn National Gaming Inc.[a,b]	1,272,039	$20,378,065
Pinnacle Entertainment Inc.[a]	813,526	25,316,929
Planet Fitness Inc. Class Aa	246,267	3,849,153
Popeyes Louisiana Kitchen Inc.[a,b]	369,111	21,592,993
Potbelly Corp.[a,b]	353,513	4,139,637
Red Robin Gourmet Burgers Inc.[a,b]	225,686	13,933,854
Ruby Tuesday Inc.[a,b]	985,236	5,428,650
Ruth’s Hospitality Group Inc.	558,896	8,897,624
Scientific Games Corp. Class Aa,b	802,913	7,202,130
SeaWorld Entertainment Inc.[b]	1,089,962	21,461,352
Shake Shack Inc. Class Aa,b	91,089	3,607,124
Sonic Corp.	828,786	26,778,076
Speedway Motorsports Inc.	186,258	3,859,266
Texas Roadhouse Inc.	1,115,340	39,895,712
Vail Resorts Inc.	579,008	74,107,234
Wingstop Inc.[a,b]	108,593	2,477,006
Zoe’s Kitchen Inc.[a,b]	309,307	8,654,410

		884,070,853
HOUSEHOLD DURABLES — 1.27%
Bassett Furniture Industries Inc.	173,286	4,346,013
Beazer Homes USA Inc.[a,b]	524,289	6,024,081
CalAtlantic Group Inc.	1,225,842	46,483,929
Cavco Industries Inc.[a]	141,387	11,778,951
Century Communities Inc.[a,b]	244,484	4,329,812
CSS Industries Inc.	148,906	4,225,952
Ethan Allen Interiors Inc.[b]	405,951	11,293,557
Flexsteel Industries Inc.	94,627	4,180,621
Green Brick Partners Inc.[a,b]	342,295	2,464,524
Helen of Troy Ltd.[a,b]	453,980	42,787,615
Hooker Furniture Corp.	170,148	4,294,536
Hovnanian Enterprises Inc. Class Aa,b	1,935,642	3,503,512
Installed Building Products Inc.[a,b]	317,390	7,880,794
iRobot Corp.[a,b]	473,584	16,764,874
KB Home	1,302,070	16,054,523

Security	Shares	Value

La-Z-Boy Inc.	815,729	$19,920,102
LGI Homes Inc.[a,b]	223,022	5,426,125
Libbey Inc.	348,162	7,422,814
Lifetime Brands Inc.	173,532	2,301,034
M/I Homes Inc.[a,b]	392,661	8,607,129
MDC Holdings Inc.	624,065	15,932,379
Meritage Homes Corp.[a,b]	632,188	21,488,070
NACCO Industries Inc. Class A	66,046	2,787,141
New Home Co. Inc. (The)[a,b]	177,026	2,294,257
Skullcandy Inc.[a]	365,041	1,726,644
Taylor Morrison Home Corp. Class Aa,b	517,434	8,278,944
TRI Pointe Group Inc.[a,b]	2,575,929	32,637,020
Universal Electronics Inc.[a]	231,665	11,895,998
WCI Communities Inc.[a]	247,384	5,511,716
William Lyon Homes Class Aa,b	311,993	5,147,884
ZAGG Inc.[a,b]	442,848	4,844,757

		342,635,308
HOUSEHOLD PRODUCTS — 0.21%
Central Garden & Pet Co. Class Aa,b	677,056	9,207,961
HRG Group Inc.[a,b]	1,257,586	17,052,866
Oil-Dri Corp. of America	79,466	2,926,733
Orchids Paper Products Co.	146,676	4,535,222
WD-40 Co.	232,200	22,906,530

		56,629,312
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.46%
Abengoa Yield PLC	782,467	15,093,788
Atlantic Power Corp.	1,935,733	3,813,394
Dynegy Inc.[a,b]	1,924,236	25,784,762
NRG Yield Inc. Class A	549,968	7,650,055
NRG Yield Inc. Class Cb	1,003,108	14,805,874
Ormat Technologies Inc.	594,230	21,671,568
Pattern Energy Group Inc.[b]	889,065	18,590,349
Talen Energy Corp.[a,b]	1,328,350	8,275,621
TerraForm Global Inc. Class A	683,233	3,819,273
Vivint Solar Inc.[a,b]	329,309	3,148,194

		122,652,878

378

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 0.03%
Raven Industries Inc.	602,521	$9,399,328

		9,399,328
INSURANCE — 2.53%
Ambac Financial Group Inc.[a,b]	630,999	8,890,776
American Equity Investment Life Holding Co.	1,287,973	30,949,991
AMERISAFE Inc.	302,182	15,381,064
Argo Group International Holdings Ltd.[b]	445,282	26,645,675
Atlas Financial Holdings Inc.[a]	166,073	3,304,853
Baldwin & Lyons Inc. Class B	150,889	3,625,863
Citizens Inc./TXa,b	772,667	5,740,916
CNO Financial Group Inc.	2,964,048	56,583,676
Crawford & Co. Class B	443,310	2,353,976
Donegal Group Inc. Class A	136,540	1,922,483
eHealth Inc.[a,b]	286,102	2,855,298
EMC Insurance Group Inc.	126,158	3,191,797
Employers Holdings Inc.	505,728	13,806,374
Enstar Group Ltd.[a]	145,159	21,779,656
FBL Financial Group Inc. Class A	153,823	9,789,296
Federated National Holding Co.	225,415	6,663,267
Fidelity & Guaranty Life	179,423	4,551,962
First American Financial Corp.	1,726,710	61,988,889
Global Indemnity PLC[a]	132,570	3,847,181
Greenlight Capital Re Ltd. Class Aa,b	461,067	8,626,564
Hallmark Financial Services Inc.[a,b]	225,612	2,637,404
HCI Group Inc.	136,041	4,741,029
Heritage Insurance Holdings Inc.[b]	394,103	8,599,327
Horace Mann Educators Corp.	655,908	21,763,027
Independence Holding Co.	115,096	1,594,080
Infinity Property & Casualty Corp.	182,524	15,008,949

Security	Shares	Value

James River Group Holdings Ltd.b	175,472	$5,885,331
Kemper Corp.	693,283	25,824,792
Maiden Holdings Ltd.	806,626	12,026,794
MBIA Inc.[a,b]	2,175,800	14,099,184
National General Holdings Corp.	641,175	14,016,086
National Interstate Corp.	112,982	3,016,619
National Western Life Group Inc.	34,985	8,814,121
Navigators Group Inc. (The)[a,b]	168,955	14,494,649
OneBeacon Insurance Group Ltd. Class A	361,177	4,482,207
Patriot National Inc.[a,b]	135,255	907,561
Primerica Inc.[b]	771,118	36,419,903
RLI Corp.	685,481	42,328,452
Safety Insurance Group Inc.	240,964	13,585,550
Selective Insurance Group Inc.	903,855	30,351,451
State Auto Financial Corp.	238,280	4,906,185
State National Companies Inc.	491,798	4,824,538
Stewart Information Services Corp.	359,878	13,434,246
Symetra Financial Corp.	1,195,563	37,983,037
Third Point Reinsurance Ltd.[a,b]	1,344,650	18,031,757
United Fire Group Inc.	322,988	12,373,670
United Insurance Holdings Corp.	273,012	4,668,505
Universal Insurance Holdings Inc.[b]	509,612	11,812,806

		681,130,817
INTERNET & CATALOG RETAIL — 0.56%
1-800-Flowers.com Inc. Class Aa,b	398,277	2,899,456
Blue Nile Inc.[a,b]	188,789	7,009,735
Duluth Holdings Inc.[a,b]	123,770	1,805,804
Etsy Inc.[a,b]	316,019	2,610,317
EVINE Live Inc.[a,b]	730,839	1,300,893
FTD Companies Inc.[a,b]	293,273	7,674,954

379

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

HSN Inc.	518,131	$26,253,698
Lands’ End Inc.[a,b]	260,840	6,114,090
Liberty TripAdvisor Holdings Inc. Class Aa	1,190,504	36,119,891
NutriSystem Inc.	461,378	9,984,220
Overstock.com Inc.[a,b]	191,388	2,350,245
PetMed Express Inc.[b]	322,069	5,520,263
Shutterfly Inc.[a,b]	562,737	25,075,561
Wayfair Inc. Class Aa,b	320,280	15,251,734

		149,970,861
INTERNET SOFTWARE & SERVICES — 2.45%
Actua Corp.[a,b]	650,771	7,451,328
Alarm.com Holdings Inc.[a,b]	130,976	2,184,680
Amber Road Inc.[a,b]	278,214	1,416,109
Angie’s List Inc.[a,b]	697,064	6,517,548
Apigee Corp.[a,b]	80,507	646,471
Appfolio Inc.[a,b]	91,602	1,337,389
Bankrate Inc.[a,b]	1,061,958	14,124,041
Bazaarvoice Inc.[a,b]	980,411	4,294,200
Benefitfocus Inc.[a,b]	126,900	4,617,891
Blucora Inc.[a,b]	656,812	6,436,758
Box Inc. Class Aa,b	204,336	2,852,531
Brightcove Inc.[a]	517,205	3,206,671
Carbonite Inc.[a]	291,284	2,854,583
Care.com Inc.[a,b]	301,740	2,160,458
ChannelAdvisor Corp.[a,b]	346,471	4,798,623
Cimpress NVa,b	522,622	42,405,549
comScore Inc.[a,b]	548,670	22,577,771
Constant Contact Inc.[a]	511,868	14,967,020
Cornerstone OnDemand Inc.[a,b]	859,659	29,684,025
Cvent Inc.[a,b]	374,426	13,071,212
Demandware Inc.[a,b]	532,200	28,722,834
DHI Group Inc.[a]	712,985	6,538,073
EarthLink Holdings Corp.	1,642,949	12,207,111
Endurance International Group Holdings Inc.[a,b]	936,428	10,235,158
Envestnet Inc.[a,b]	621,549	18,553,235
Everyday Health Inc.[a]	350,987	2,112,942
Five9 Inc.[a,b]	374,962	3,262,169
Gogo Inc.[a,b]	898,073	15,985,699
GrubHub Inc.[a,b]	1,198,322	28,999,392
GTT Communications Inc.[a,b]	389,235	6,640,349

Security	Shares	Value

Hortonworks Inc.[a,b]	121,992	$2,671,625
Instructure Inc.[a]	81,911	1,705,387
Internap Corp.[a,b]	885,095	5,664,608
IntraLinks Holdings Inc.[a,b]	647,041	5,868,662
j2 Global Inc.	767,880	63,211,882
Limelight Networks Inc.[a]	967,459	1,412,490
Liquidity Services Inc.[a,b]	383,898	2,495,337
LivePerson Inc.[a]	910,727	6,147,407
LogMeIn Inc.[a,b]	392,540	26,339,434
Marchex Inc. Class B	517,032	2,011,255
Marin Software Inc.[a]	471,223	1,686,978
Marketo Inc.[a,b]	554,940	15,932,327
MaxPoint Interactive Inc.[a,b]	107,794	184,328
Monster Worldwide Inc.[a,b]	1,455,956	8,342,628
New Relic Inc.[a,b]	92,435	3,367,407
NIC Inc.	1,044,932	20,564,262
OPOWER Inc.[a,b]	413,440	4,365,926
Q2 Holdings Inc.[a,b]	310,862	8,197,431
QuinStreet Inc.[a]	572,186	2,454,678
Quotient Technology Inc.[a,b]	1,005,766	6,859,324
RealNetworks Inc.[a,b]	380,413	1,616,755
Reis Inc.[b]	136,599	3,241,494
RetailMeNot Inc.[a,b]	616,062	6,111,335
Rocket Fuel Inc.[a,b]	433,250	1,512,043
SciQuest Inc.[a]	437,797	5,678,227
Shutterstock Inc.[a,b]	313,580	10,141,177
SPS Commerce Inc.[a,b]	263,679	18,512,903
Stamps.com Inc.[a,b]	227,264	24,910,407
TechTarget Inc.[a,b]	308,157	2,474,501
Textura Corp.[a,b]	315,741	6,813,691
Travelzoo Inc.[a]	111,821	935,942
TrueCar Inc.[a,b]	783,527	7,474,848
United Online Inc.[a]	240,618	2,836,886
Web.com Group Inc.[a,b]	697,399	13,954,954
WebMD Health Corp.[a,b]	603,058	29,127,702
Wix.com Ltd.[a,b]	299,487	6,813,329
Xactly Corp.[a,b]	125,590	1,071,283
XO Group Inc.[a]	419,788	6,741,795

		660,314,468

380

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

IT SERVICES — 2.57%
Acxiom Corp.[a,b]	1,246,049	$26,067,345
Blackhawk Network Holdings Inc.[a,b]	865,180	38,249,608
CACI International Inc. Class Aa,b	385,243	35,742,846
Cardtronics Inc.[a,b]	716,466	24,109,081
Cass Information Systems Inc.	183,530	9,444,454
CIBER Inc.[a,b]	1,255,322	4,406,180
Convergys Corp.	1,574,757	39,195,702
CSG Systems International Inc.	521,825	18,775,263
Datalink Corp.[a]	336,389	2,287,445
EPAM Systems Inc.[a,b]	779,077	61,251,034
Euronet Worldwide Inc.[a,b]	826,462	59,860,643
Everi Holdings Inc.[a,b]	1,042,949	4,578,546
EVERTEC Inc.	1,049,838	17,574,288
ExlService Holdings Inc.[a]	530,858	23,851,450
Forrester Research Inc.	160,212	4,562,838
Hackett Group Inc. (The)	380,402	6,113,060
Heartland Payment Systems Inc.	583,088	55,288,404
Lionbridge Technologies Inc.[a]	1,021,462	5,015,378
Luxoft Holding Inc.[a]	293,109	22,607,497
ManTech International Corp./VA Class A	386,431	11,685,673
MAXIMUS Inc.	1,049,689	59,045,006
ModusLink Global Solutions Inc.[a,b]	603,039	1,495,537
MoneyGram International Inc.[a]	466,074	2,922,284
NeuStar Inc. Class Aa,b	331,105	7,936,587
Perficient Inc.[a,b]	566,416	9,697,042
PFSweb Inc.[a,b]	196,442	2,528,209
Science Applications International Corp.	733,621	33,585,169
ServiceSource International Inc.[a,b]	936,976	4,319,459
Sykes Enterprises Inc.[a]	621,253	19,122,167
Syntel Inc.[a,b]	500,263	22,636,901
TeleTech Holdings Inc.	261,372	7,294,893
Travelport Worldwide Ltd.[b]	1,685,790	21,746,691

Security	Shares	Value

Unisys Corp.[a,b]	795,175	$8,786,684
Virtusa Corp.[a,b]	473,216	19,562,749

		691,346,113
LEISURE PRODUCTS — 0.31%
Arctic Cat Inc.	210,600	3,449,628
Black Diamond Inc.[a,b]	363,841	1,608,177
Callaway Golf Co.	1,245,593	11,733,486
Escalade Inc.	159,609	2,114,819
JAKKS Pacific Inc.[a,b]	303,944	2,419,394
Johnson Outdoors Inc. Class A	81,685	1,788,085
Malibu Boats Inc. Class Aa,b	287,556	4,707,292
Marine Products Corp.	175,223	1,058,347
MCBC Holdings Inc.[a]	113,678	1,557,389
Nautilus Inc.[a,b]	501,331	8,382,254
Performance Sports Group Ltd.[a]	728,327	7,013,789
Smith & Wesson Holding Corp.[a,b]	856,742	18,831,189
Sturm Ruger & Co. Inc.	298,564	17,797,400

		82,461,249
LIFE SCIENCES TOOLS & SERVICES — 0.68%
Accelerate Diagnostics Inc.[a,b]	341,978	7,349,107
Affymetrix Inc.[a,b]	1,234,563	12,456,741
Albany Molecular Research Inc.[a,b]	400,916	7,958,183
Cambrex Corp.[a]	499,057	23,500,594
Fluidigm Corp.[a,b]	456,387	4,933,543
Furiex Pharmaceuticals Inc.[b]	114,312	1
Harvard Bioscience Inc.[a,b]	526,701	1,827,652
INC Research Holdings Inc.[a]	206,321	10,008,632
Luminex Corp.[a,b]	687,331	14,702,010
NanoString Technologies Inc.[a,b]	212,623	3,127,684
NeoGenomics Inc.[a,b]	859,060	6,760,802
Pacific Biosciences of California Inc.[a,b]	965,728	12,680,009
PAREXEL International Corp.[a,b]	878,879	59,869,238

381

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

PRA Health Sciences Inc.[a,b]	317,404	$14,368,879
Sequenom Inc.[a,b]	1,876,665	3,077,731

		182,620,806
MACHINERY — 2.62%
Accuride Corp.[a,b]	625,019	1,037,532
Actuant Corp. Class A	949,249	22,744,006
Alamo Group Inc.	154,271	8,037,519
Albany International Corp. Class A	450,840	16,478,202
Altra Industrial Motion Corp.	421,171	10,562,969
American Railcar Industries Inc.[b]	140,817	6,517,011
Astec Industries Inc.	302,260	12,301,982
Barnes Group Inc.	873,137	30,900,318
Blount International Inc.[a]	780,497	7,656,676
Blue Bird Corp.[a,b]	80,052	811,727
Briggs & Stratton Corp.	709,522	12,274,731
Chart Industries Inc.[a]	485,811	8,725,166
CIRCOR International Inc.	272,892	11,502,398
CLARCOR Inc.	799,280	39,708,230
Columbus McKinnon Corp./NY	318,017	6,010,521
Commercial Vehicle Group Inc.[a]	472,857	1,305,085
Douglas Dynamics Inc.	358,904	7,562,107
EnPro Industries Inc.	364,613	15,984,634
ESCO Technologies Inc.	415,393	15,012,303
ExOne Co. (The)[a,b]	168,390	1,690,636
Federal Signal Corp.	995,517	15,778,944
FreightCar America Inc.	199,351	3,873,390
Global Brass & Copper Holdings Inc.	345,274	7,354,336
Gorman-Rupp Co. (The)	301,911	8,070,081
Graham Corp.	161,634	2,718,684
Greenbrier Companies Inc. (The)	422,300	13,775,426
Harsco Corp.	1,272,901	10,030,460
Hillenbrand Inc.	1,002,979	29,718,268
Hurco Companies Inc.	101,855	2,705,269
Hyster-Yale Materials Handling Inc.	150,540	7,895,823
John Bean Technologies Corp.	466,363	23,238,868
Kadant Inc.	176,186	7,154,913

Security	Shares	Value

LB Foster Co. Class A	165,026	$2,254,255
Lindsay Corp.[b]	189,069	13,688,596
Lydall Inc.[a]	272,722	9,676,177
Meritor Inc.[a]	1,559,870	13,024,914
Milacron Holdings Corp.[a,b]	239,300	2,993,643
Miller Industries Inc./TN	177,352	3,862,727
Mueller Industries Inc.	908,136	24,610,486
Mueller Water Products Inc. Class A	2,564,498	22,054,683
Navistar International Corp.[a,b]	816,643	7,219,124
NN Inc.	429,026	6,838,674
Omega Flex Inc.	46,745	1,543,052
Proto Labs Inc.[a,b]	371,913	23,687,139
RBC Bearings Inc.[a]	372,898	24,085,482
Rexnord Corp.[a,b]	1,622,814	29,405,390
Standex International Corp.	203,494	16,920,526
Sun Hydraulics Corp.	362,521	11,502,791
Tennant Co.	293,590	16,517,373
Titan International Inc.	684,933	2,698,636
TriMas Corp.[a,b]	723,608	13,495,289
Twin Disc Inc.	129,517	1,362,519
Wabash National Corp.[a,b]	1,083,029	12,812,233
Watts Water Technologies Inc. Class A	449,597	22,331,483
Woodward Inc.	1,040,654	51,678,878
Xerium Technologies Inc.[a]	177,346	2,101,550

		705,503,835
MARINE — 0.15%
Eagle Bulk Shipping Inc.[a,b]	349,896	1,231,634
Golden Ocean Group Ltd.[b]	1,065,311	1,139,883
Matson Inc.	692,579	29,524,643
Navios Maritime Holdings Inc.	1,321,327	2,312,322
Safe Bulkers Inc.[b]	610,372	494,401
Scorpio Bulkers Inc.[b]	462,699	4,576,096
Ultrapetrol Bahamas Ltd.[a]	350,398	36,792

		39,315,771
MEDIA — 1.60%
AMC Entertainment Holdings Inc. Class A	339,204	8,140,896
Carmike Cinemas Inc.[a,b]	391,022	8,970,045

382

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

Central European Media Enterprises Ltd. Class Aa,b	1,192,180	$3,206,964
Crown Media Holdings Inc. Class Aa,b	547,117	3,069,326
Cumulus Media Inc. Class Aa,b	2,269,917	749,300
Daily Journal Corp.[a,b]	17,235	3,481,470
DreamWorks Animation SKG Inc. Class Aa,b	1,210,379	31,191,467
Entercom Communications Corp. Class Aa,b	410,173	4,606,243
Entravision Communications Corp. Class A	1,015,801	7,831,826
Eros International PLC[a,b]	458,539	4,195,632
EW Scripps Co. (The) Class A	942,167	17,901,173
Global Eagle Entertainment Inc.[a,b]	737,951	7,283,576
Gray Television Inc.[a,b]	1,005,087	16,382,918
Harte-Hanks Inc.	767,793	2,487,649
Hemisphere Media Group Inc.[a,b]	159,040	2,345,840
IMAX Corp.[a,b]	961,263	34,163,287
Journal Media Group Inc.	383,857	4,613,961
Loral Space & Communications Inc.[a,b]	209,296	8,520,440
MDC Partners Inc. Class Ab	691,877	15,027,568
Media General Inc.[a,b]	1,530,138	24,711,729
Meredith Corp.	585,672	25,330,314
National CineMedia Inc.	979,276	15,384,426
New Media Investment Group Inc.	712,074	13,856,960
New York Times Co. (The) Class A	2,191,567	29,410,829
Nexstar Broadcasting Group Inc. Class A	498,789	29,278,914
Reading International Inc. Class Aa	264,580	3,468,644
Rentrak Corp.[a,b]	203,201	9,658,144
Saga Communications Inc. Class A	58,840	2,262,398
Scholastic Corp.	427,599	16,488,218
SFX Entertainment Inc.[a,b]	724,860	137,796
Sinclair Broadcast Group Inc. Class A	1,055,914	34,359,442
Sizmek Inc.[a]	344,562	1,257,651

Security	Shares	Value

Time Inc.	1,745,669	$27,354,633
Townsquare Media Inc. Class Aa,b	111,783	1,336,925
Tribune Publishing Co.	424,310	3,912,138
World Wrestling Entertainment Inc. Class Ab	482,517	8,608,103

		430,986,845
METALS & MINING — 0.72%
AK Steel Holding Corp.[a,b]	2,832,239	6,344,215
Carpenter Technology Corp.	803,538	24,323,095
Century Aluminum Co.[a,b]	785,082	3,470,063
Cliffs Natural Resources Inc.[b]	2,445,817	3,864,391
Coeur Mining Inc.[a,b]	2,180,361	5,407,295
Commercial Metals Co.	1,844,702	25,253,970
Ferroglobe PLC	1,066,128	11,460,876
Gerber Scientific Inc. Escrow[a]	276,144	2,762
Handy & Harman Ltd.[a]	42,774	877,295
Haynes International Inc.	199,441	7,317,490
Hecla Mining Co.	5,904,343	11,159,208
Horsehead Holding Corp.[a,b]	937,325	1,921,516
Kaiser Aluminum Corp.	273,539	22,884,273
Materion Corp.	321,345	8,997,660
Olympic Steel Inc.	146,088	1,691,699
Real Industry Inc.[a]	385,309	3,094,031
Ryerson Holding Corp.[a,b]	179,595	838,709
Schnitzer Steel Industries Inc. Class A	426,417	6,127,612
Stillwater Mining Co.[a,b]	1,924,807	16,495,596
SunCoke Energy Inc.	1,041,336	3,613,436
TimkenSteel Corp.	632,698	5,302,009
Worthington Industries Inc.	765,348	23,067,589

		193,514,790

383

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

MULTI-UTILITIES — 0.42%
Avista Corp.	991,068	$35,054,075
Black Hills Corp.	815,570	37,866,915
NorthWestern Corp.	749,546	40,662,871

		113,583,861
MULTILINE RETAIL — 0.37%
Big Lots Inc.[b]	789,887	30,442,245
Burlington Stores Inc.[a,b]	1,201,337	51,537,357
Fred’s Inc. Class A	594,155	9,726,317
Ollie’s Bargain Outlet Holdings Inc.[a,b]	167,077	2,841,980
Tuesday Morning Corp.[a,b]	712,478	4,631,107

		99,179,006
OIL, GAS & CONSUMABLE FUELS — 1.84%
Abraxas Petroleum Corp.[a,b]	1,496,642	1,586,441
Adams Resources & Energy Inc.	35,058	1,346,227
Alon USA Energy Inc.	496,081	7,361,842
Approach Resources Inc.[a,b]	576,959	1,061,605
Ardmore Shipping Corp.	286,574	3,645,221
Bill Barrett Corp.[a,b]	814,144	3,199,586
Bonanza Creek Energy Inc.[a,b]	798,909	4,210,250
Callon Petroleum Co.[a,b]	1,279,492	10,670,963
Carrizo Oil & Gas Inc.[a,b]	929,425	27,492,391
Clayton Williams Energy Inc.[a,b]	95,207	2,815,271
Clean Energy Fuels Corp.[a,b]	1,149,813	4,139,327
Cloud Peak Energy Inc.[a,b]	972,131	2,022,032
Contango Oil & Gas Co.[a,b]	278,566	1,785,608
Delek U.S. Holdings Inc.	914,503	22,496,774
DHT Holdings Inc.	1,480,554	11,977,682
Dorian LPG Ltd.[a,b]	402,915	4,742,310
Earthstone Energy Inc.[a,b]	20,512	273,015
Eclipse Resources Corp.[a,b]	785,574	1,429,745
Energy Fuels Inc./Canada[a,b]	687,943	2,029,432
Energy XXI Ltd.[b]	1,504,434	1,519,478
Erin Energy Corp.[a,b]	218,305	698,576
Evolution Petroleum Corp.	387,505	1,863,899
EXCO Resources Inc.[a,b]	2,600,683	3,224,847
Frontline Ltd./Bermuda	3,811,443	11,396,215
GasLog Ltd.[b]	664,977	5,519,309
Gastar Exploration Inc.[a,b]	1,277,458	1,673,470
Gener8 Maritime Inc.[a]	274,863	2,597,455
Green Plains Inc.	604,511	13,843,302

Security	Shares	Value

Halcon Resourses Corp.[b]	1,183,422	$1,491,112
Hallador Energy Co.	169,119	771,183
Isramco Inc.[a,b]	13,856	1,237,479
Jones Energy Inc. Class Aa,b	456,147	1,756,166
Matador Resources Co.[a,b]	1,166,192	23,055,616
Navios Maritime Acquisition Corp.	1,306,499	3,932,562
Nordic American Tankers Ltd.[b]	1,421,902	22,096,357
Northern Oil and Gas Inc.[a,b]	1,001,511	3,865,832
Oasis Petroleum Inc.[a,b]	2,217,235	16,341,022
Pacific Ethanol Inc.[a,b]	504,281	2,410,463
Panhandle Oil and Gas Inc. Class A	267,502	4,322,832
Par Pacific Holdings Inc.[a,b]	256,997	6,049,709
Parsley Energy Inc. Class Aa,b	1,471,687	27,152,625
PDC Energy Inc.[a,b]	638,172	34,065,621
Peabody Energy Corp.[b]	303,710	2,332,493
Penn Virginia Corp.[a,b]	1,131,520	339,909
PetroCorp Inc. Escrow[a]	26,106	—
Renewable Energy Group Inc.[a,b]	702,184	6,523,289
REX American Resources Corp.[a,b]	93,415	5,050,949
Rex Energy Corp.[a,b]	767,122	805,478
Ring Energy Inc.[a,b]	383,796	2,705,762
RSP Permian Inc.[a,b]	1,046,751	25,530,257
Sanchez Energy Corp.[a,b]	767,135	3,306,352
SandRidge Energy Inc.[a,b]	7,041,478	1,408,296
Scorpio Tankers Inc.	2,851,043	22,865,365
SemGroup Corp. Class A	699,021	20,173,746
Ship Finance International Ltd.[b]	943,721	15,637,457
Solazyme Inc.a,b	1,269,589	3,148,581
Stone Energy Corp.[a,b]	929,814	3,988,902
Synergy Resources Corp.[a,b]	1,655,696	14,106,530
Teekay Tankers Ltd. Class A	1,518,986	10,450,624
TransAtlantic Petroleum Ltd.[a]	406,832	565,496
Triangle Petroleum Corp.[a,b]	744,348	573,148
Ultra Petroleum Corp.[a,b]	2,444,731	6,111,828
Uranium Energy Corp.[a,b]	1,536,353	1,628,534
W&T Offshore Inc.[b]	560,356	1,294,422
Western Refining Inc.	1,133,351	40,369,963
Westmoreland Coal Co.[a,b]	283,599	1,667,562

		495,755,795

384

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

PAPER & FOREST PRODUCTS — 0.62%
Boise Cascade Co.[a,b]	630,195	$16,088,878
Clearwater Paper Corp.[a]	283,979	12,929,564
Deltic Timber Corp.	175,450	10,328,741
KapStone Paper and Packaging Corp.	1,358,982	30,699,403
Louisiana-Pacific Corp.[a]	2,269,772	40,878,594
Neenah Paper Inc.	266,396	16,631,102
PH Glatfelter Co.	689,733	12,718,677
Schweitzer-Mauduit International Inc.	485,849	20,400,800
Wausau Paper Corp.	651,962	6,669,571

		167,345,330
PERSONAL PRODUCTS — 0.16%
Elizabeth Arden Inc.[a,b]	414,699	4,105,520
Inter Parfums Inc.	272,437	6,489,449
Medifast Inc.	172,875	5,251,943
Natural Health Trends Corp.[b]	126,431	4,239,231
Nature’s Sunshine Products Inc.	169,114	1,711,434
Nutraceutical International Corp.[a]	134,231	3,465,844
Revlon Inc. Class Aa,b	186,177	5,183,168
Synutra International Inc.[a,b]	335,326	1,579,385
USANA Health Sciences Inc.[a,b]	89,902	11,484,981

		43,510,955
PHARMACEUTICALS — 2.01%
Aclaris Therapeutics Inc.[b]	93,081	2,507,602
Aerie Pharmaceuticals Inc.[a,b]	329,111	8,013,853
Agile Therapeutics Inc.[a,b]	163,942	1,600,074
Alimera Sciences Inc.[a,b]	479,172	1,159,596
Amphastar Pharmaceuticals Inc.[a,b]	507,085	7,215,820
ANI Pharmaceuticals Inc.[a,b]	126,083	5,689,495
Aratana Therapeutics Inc.[a,b]	472,294	2,635,401
Assembly Biosciences Inc.[a,b]	225,905	1,696,547
BioDelivery Sciences International Inc.[a,b]	744,327	3,565,326
Carbylan Therapeutics Inc.[a,b]	192,984	698,602

Security	Shares	Value

Catalent Inc.[a,b]	1,332,629	$33,355,704
Cempra Inc.[a,b]	507,640	15,802,833
Collegium Pharmaceutical Inc.[a,b]	105,469	2,900,398
Corcept Therapeutics Inc.[a,b]	974,429	4,852,656
Corium International Inc.[a,b]	168,526	1,368,431
Depomed Inc.[a,b]	872,308	15,814,944
Dermira Inc.[a,b]	246,809	8,542,060
DURECT Corp.[a]	1,769,971	3,911,636
Endocyte Inc.[a,b]	593,433	2,379,666
Flex Pharma Inc.[a,b]	88,631	1,103,456
Foamix Pharmaceuticals Ltd.[a,b]	367,188	2,977,895
Heska Corp.[a]	92,802	3,589,581
Impax Laboratories Inc.[a,b]	1,142,339	48,846,416
Intersect ENT Inc.[a,b]	263,134	5,920,515
Intra-Cellular Therapies Inc.[a,b]	425,105	22,866,398
Lannett Co. Inc.[a,b]	423,519	16,991,582
Medicines Co. (The)[a,b]	1,055,331	39,406,060
MyoKardia Inc.[a]	101,302	1,485,087
Nektar Therapeutics[a,b]	2,095,925	35,316,336
Neos Therapeutics Inc.[a,b]	89,862	1,286,824
Ocular Therapeutix Inc.[a,b]	238,342	2,233,265
Omeros Corp.[a,b]	605,200	9,519,796
Pacira Pharmaceuticals Inc./DEa,b	580,592	44,583,660
Paratek Pharmaceuticals Inc.[a,b]	197,802	3,752,304
Pernix Therapeutics Holdings Inc.[a,b]	708,556	2,090,240
Phibro Animal Health Corp.	277,411	8,358,393
POZEN Inc.[a,b]	468,265	3,198,250
Prestige Brands Holdings Inc.[a,b]	833,159	42,891,025
Relypsa Inc.[a,b]	520,572	14,753,011
Revance Therapeutics Inc.[a,b]	292,737	9,999,896
Sagent Pharmaceuticals Inc.[a,b]	351,663	5,594,958
SciClone Pharmaceuticals Inc.[a,b]	788,154	7,251,017
Sucampo Pharmaceuticals Inc. Class Aa,b	396,197	6,850,246

385

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

Supernus Pharmaceuticals Inc.[a,b]	545,971	$7,337,850
Teligent Inc.[a]	662,948	5,900,237
Tetraphase Pharmaceuticals Inc.[a,b]	582,003	5,837,490
TherapeuticsMD Inc.[a,b]	2,029,676	21,047,740
Theravance Biopharma Inc.[a,b]	455,901	7,472,217
Theravance Inc.[b]	1,362,575	14,361,541
VIVUS Inc.[a,b]	1,716,153	1,750,476
XenoPort Inc.[a,b]	933,262	5,123,608
Zogenix Inc.[a,b]	397,739	5,862,673
Zynerba Pharmaceuticals Inc.[a,b]	56,175	565,682

		539,836,369
PROFESSIONAL SERVICES — 1.40%
Acacia Research Corp.	827,290	3,549,074
Advisory Board Co. (The)[a,b]	676,154	33,544,000
Barrett Business Services Inc.	113,854	4,957,203
CBIZ Inc.[a,b]	789,119	7,780,713
CDI Corp.	230,756	1,559,911
CEB Inc.	533,197	32,732,964
CRA International Inc.[a]	146,057	2,723,963
Exponent Inc.	414,117	20,685,144
Franklin Covey Co.[a,b]	193,632	3,241,400
FTI Consulting Inc.[a,b]	663,180	22,985,819
GP Strategies Corp.[a,b]	210,742	5,291,732
Heidrick & Struggles International Inc.	293,901	7,999,985
Hill International Inc.[a,b]	575,871	2,234,379
Huron Consulting Group Inc.[a,b]	370,050	21,980,970
ICF International Inc.[a,b]	311,840	11,089,030
Insperity Inc.	308,640	14,861,016
Kelly Services Inc. Class A	476,267	7,691,712
Kforce Inc.	394,521	9,973,491
Korn/Ferry International	803,568	26,662,386
Mistras Group Inc.[a,b]	269,244	5,139,868
Navigant Consulting Inc.[a,b]	768,759	12,346,270
On Assignment Inc.[a,b]	824,183	37,047,026
Pendrell Corp.[a,b]	2,629,558	1,317,671
Resources Connection Inc.	600,071	9,805,160

Security	Shares	Value

RPX Corp.[a,b]	863,128	$9,494,408
TriNet Group Inc.[a,b]	659,148	12,754,514
TrueBlue Inc.[a]	669,927	17,257,320
Volt Information Sciences Inc.[a,b]	150,617	1,226,022
VSE Corp.	66,481	4,133,789
WageWorks Inc.[a,b]	569,675	25,846,155

		377,913,095
REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.07%
Acadia Realty Trust[b]	1,094,862	36,294,675
AG Mortgage Investment Trust Inc.[b]	456,531	5,861,858
Agree Realty Corp.	329,090	11,185,769
Alexander’s Inc.[b]	33,386	12,823,896
Altisource Residential Corp.[b]	912,515	11,324,311
American Assets Trust Inc.[b]	591,848	22,697,371
American Capital Mortgage Investment Corp.[b]	816,152	11,393,482
American Residential Properties Inc.[b]	516,313	9,758,316
Anworth Mortgage Asset Corp.[b]	1,680,909	7,311,954
Apollo Commercial Real Estate Finance Inc.[b]	930,641	16,034,944
Apollo Residential Mortgage Inc.	508,683	6,078,762
Ares Commercial Real Estate Corp.	431,542	4,936,840
Armada Hoffler Properties Inc.[b]	473,217	4,959,314
ARMOUR Residential REIT Inc.[b]	636,174	13,843,146
Ashford Hospitality Prime Inc.[b]	437,051	6,337,239
Ashford Hospitality Trust Inc.[b]	1,337,312	8,438,439
Bluerock Residential Growth REIT Inc.	305,240	3,617,094
Campus Crest Communities Inc.[b]	1,027,853	6,989,400
Capstead Mortgage Corp.[b]	1,532,551	13,394,496
CareTrust REIT Inc.	772,420	8,457,999
CatchMark Timber Trust Inc. Class Ab	633,574	7,165,722
Cedar Realty Trust Inc.[b]	1,360,977	9,635,717
Chatham Lodging Trust[b]	612,864	12,551,455
Chesapeake Lodging Trust[b]	951,971	23,951,590
Colony Capital Inc.[b]	1,777,881	34,633,122
Colony Starwood Homes	608,158	13,768,697
CorEnergy Infrastructure Trust Inc.	191,773	2,845,911
CoreSite Realty Corp.	387,930	22,003,390

386

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

Cousins Properties Inc.[b]	3,451,814	$32,550,606
CubeSmart[b]	2,649,537	81,128,823
CyrusOne Inc.[b]	1,055,937	39,544,841
CYS Investments Inc.[b]	2,521,820	17,980,577
DCT Industrial Trust Inc.[b]	1,415,473	52,896,226
DiamondRock Hospitality Co.[b]	3,198,672	30,867,185
DuPont Fabros Technology Inc.[b]	1,006,252	31,988,751
Dynex Capital Inc.	789,225	5,011,579
Easterly Government Properties Inc.[b]	218,762	3,758,331
EastGroup Properties Inc.[b]	514,691	28,621,966
Education Realty Trust Inc.[b]	899,682	34,079,954
EPR Properties[b]	911,053	53,251,048
Equity One Inc.	1,170,115	31,768,622
FelCor Lodging Trust Inc.[b]	2,286,806	16,693,684
First Industrial Realty Trust Inc.[b]	1,764,299	39,043,937
First Potomac Realty Trust[b]	938,659	10,700,713
Franklin Street Properties Corp.[b]	1,438,036	14,883,673
GEO Group Inc. (The)[b]	1,189,758	34,395,904
Getty Realty Corp.[b]	411,369	7,054,978
Gladstone Commercial Corp.[b]	343,017	5,004,618
Government Properties Income Trust[b]	1,002,009	15,901,883
Gramercy Property Trust[b]	7,035,341	54,312,831
Great Ajax Corp.	69,641	844,049
Hannon Armstrong Sustainable Infrastructure Capital Inc.	612,534	11,589,143
Hatteras Financial Corp.[b]	1,545,860	20,328,059
Healthcare Realty Trust Inc.[b]	1,599,478	45,297,217
Hersha Hospitality Trust[b]	735,150	15,996,864
Highwoods Properties Inc.[b]	1,498,180	65,320,648
Hudson Pacific Properties Inc.	1,184,531	33,332,702
Independence Realty Trust Inc.[b]	520,976	3,912,530
InfraREIT Inc.[a,b]	350,741	6,488,708
Inland Real Estate Corp.	1,398,488	14,851,943

Security	Shares	Value

Invesco Mortgage Capital Inc.[b]	1,962,737	$24,318,311
Investors Real Estate Trust[b]	1,956,634	13,598,606
iStar Inc.[a,b]	1,367,572	16,041,620
Kite Realty Group Trust	1,331,881	34,535,674
Ladder Capital Corp.	632,775	7,859,065
LaSalle Hotel Properties[b]	1,799,725	45,281,081
Lexington Realty Trust[b]	3,274,838	26,198,704
LTC Properties Inc.[b]	567,635	24,487,774
Mack-Cali Realty Corp.[b]	1,420,334	33,164,799
Medical Properties Trust Inc.[b]	3,726,997	42,897,735
Monmouth Real Estate Investment Corp.	1,006,698	10,530,061
Monogram Residential Trust Inc.[b]	2,654,276	25,905,734
National Health Investors Inc.[b]	597,994	36,399,895
National Storage Affiliates Trust[b]	369,050	6,321,826
New Residential Investment Corp.	3,671,022	44,639,628
New Senior Investment Group Inc.[b]	1,377,451	13,581,667
New York Mortgage Trust Inc.[b]	1,743,922	9,295,104
New York REIT Inc.[b]	2,589,334	29,777,341
NexPoint Residential Trust Inc.	300,119	3,928,558
One Liberty Properties Inc.[b]	197,787	4,244,509
Orchid Island Capital Inc.[b]	349,411	3,469,651
Parkway Properties Inc./Mdb	1,349,076	21,086,058
Pebblebrook Hotel Trust[b]	1,146,635	32,128,713
Pennsylvania REIT[b]	1,101,812	24,096,628
PennyMac Mortgage Investment Trust[c]	880,631	13,438,429
Physicians Realty Trust[b]	1,387,674	23,396,184
Potlatch Corp.[b]	648,336	19,605,681
Preferred Apartment Communities Inc.[b]	358,974	4,695,380
PS Business Parks Inc.[b]	310,693	27,163,889
QTS Realty Trust Inc. Class A	445,457	20,094,565
RAIT Financial Trust[b]	1,438,142	3,882,983
Ramco-Gershenson Properties Trust[b]	1,261,554	20,954,412

387

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

Redwood Trust Inc.[b]	1,343,602	$17,735,546
Resource Capital Corp.[b]	508,608	6,489,838
Retail Opportunity Investments Corp.[b]	1,585,750	28,384,925
Rexford Industrial Realty Inc.[b]	882,030	14,430,011
RLJ Lodging Trust[b]	2,105,963	45,551,980
Rouse Properties Inc.[b]	585,075	8,518,692
Ryman Hospitality Properties Inc.[b]	692,061	35,738,030
Sabra Health Care REIT Inc.	1,040,524	21,049,801
Saul Centers Inc.	156,402	8,018,731
Select Income REIT[b]	997,781	19,776,019
Silver Bay Realty Trust Corp.	582,021	9,114,449
Sovran Self Storage Inc.	566,473	60,788,218
STAG Industrial Inc.[b]	1,037,776	19,146,967
STORE Capital Corp.[b]	645,946	14,985,947
Summit Hotel Properties Inc.[b]	1,393,567	16,653,126
Sun Communities Inc.[b]	806,737	55,285,687
Sunstone Hotel Investors Inc.[b]	3,323,015	41,504,457
Terreno Realty Corp.[b]	685,590	15,508,046
UMH Properties Inc.[b]	351,349	3,555,652
United Development Funding IVb	493,952	5,433,472
Universal Health Realty Income Trust[b]	166,052	8,304,261
Urban Edge Properties[b]	1,414,858	33,178,420
Urstadt Biddle Properties Inc. Class A	381,242	7,335,096
Washington REIT[b]	1,086,027	29,387,891
Western Asset Mortgage Capital Corp.[b]	672,560	6,873,563
Whitestone REIT[b]	434,875	5,222,849
Xenia Hotels & Resorts Inc.[b]	1,779,931	27,286,342

		2,439,975,783
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.44%
Alexander & Baldwin Inc.	778,674	27,494,979

Security	Shares	Value

Altisource Asset Management Corp.[a]	14,608	$250,673
Altisource Portfolio Solutions SAa	211,379	5,878,450
AV Homes Inc.[a],b	196,117	2,512,259
Consolidated-Tomoka Land Co.	69,680	3,672,833
Forestar Group Inc.[a],b	540,508	5,913,158
FRP Holdings Inc.[a],b	107,757	3,657,273
Kennedy-Wilson Holdings Inc.	1,478,793	35,609,335
Marcus & Millichap Inc.[a,b]	218,922	6,379,387
RE/MAX Holdings Inc. Class A	188,615	7,035,339
RMR Group Inc. (The)	121,147	1,745,728
St. Joe Co. (The)[a],[b]	699,684	12,951,151
Tejon Ranch Co.[a,b]	218,384	4,182,054

		117,282,619
ROAD & RAIL — 0.46%
ArcBest Corp.	414,808	8,872,743
Celadon Group Inc.	435,564	4,307,728
Covenant Transportation Group Inc. Class Aa,b	188,742	3,565,336
Heartland Express Inc.[b]	805,983	13,717,831
Knight Transportation Inc.	998,140	24,184,932
Marten Transport Ltd.	385,261	6,819,120
PAM Transportation Services Inc.[a]	49,014	1,352,296
Roadrunner Transportation Systems Inc.[a]	450,009	4,243,585
Saia Inc.[a]	399,954	8,898,976
Swift Transportation Co.[a,b]	1,406,745	19,441,216
Universal Truckload Services Inc.	124,996	1,754,944
USA Truck Inc.[a]	159,835	2,789,121
Werner Enterprises Inc.	707,130	16,539,771
YRC Worldwide Inc.[a,b]	525,600	7,453,008

		123,940,607

388

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.38%
Advanced Energy Industries Inc.[a],b	652,528	$18,420,865
Advanced Micro Devices Inc.[a,b]	10,157,607	29,152,332
Alpha & Omega Semiconductor Ltd.[a]	302,455	2,779,561
Ambarella Inc.[a,b]	499,255	27,828,474
Amkor Technology Inc.[a,b]	1,579,313	9,602,223
Applied Micro Circuits Corp.[a,b]	1,286,109	8,192,514
Axcelis Technologies Inc.[a,b]	1,804,469	4,673,575
Brooks Automation Inc.	1,075,563	11,487,013
Cabot Microelectronics Corp.[a]	394,915	17,289,379
Cascade Microtech Inc.[a]	212,875	3,459,219
Cavium Inc.[a,b]	880,998	57,890,379
CEVA Inc.[a]	330,573	7,722,185
Cirrus Logic Inc.[a,b]	1,010,550	29,841,542
Cohu Inc.	412,003	4,972,876
Diodes Inc.[a,b]	597,123	13,721,887
DSP Group Inc.[a,b]	356,921	3,369,334
Entegris Inc.[a,b]	2,234,959	29,657,906
Exar Corp.[a,b]	623,926	3,824,666
Fairchild Semiconductor International Inc.[a]	1,858,357	38,486,574
FormFactor Inc.[a,b]	923,123	8,308,107
Inphi Corp.[a,b]	610,453	16,494,440
Integrated Device Technology Inc.[a,b]	2,363,233	62,271,190
Intersil Corp. Class A	2,101,197	26,811,274
IXYS Corp.	393,484	4,969,703
Kopin Corp.[a,b]	1,058,394	2,878,832
Lattice Semiconductor Corp.[a,b]	1,866,654	12,077,251
M/A-COM Technology Solutions Holdings Inc.[a,b]	375,272	15,344,872
Mattson Technology Inc.[a,b]	1,207,143	4,261,215
MaxLinear Inc. Class Aa	823,332	12,127,680
Microsemi Corp.[a,b]	1,516,290	49,415,891
MKS Instruments Inc.	850,606	30,621,816
Monolithic Power Systems Inc.	629,806	40,124,940
Nanometrics Inc.[a]	380,829	5,765,751
NeoPhotonics Corp.[a,b]	450,540	4,892,864
NVE Corp.	77,093	4,331,085
OmniVision Technologies Inc.[a]	926,161	26,877,192
PDF Solutions Inc.[a,b]	436,877	4,735,747
Photronics Inc.[a,b]	1,061,091	13,210,583

Security	Shares	Value

PMC-Sierra Inc.[a]	2,780,129	$32,305,099
Power Integrations Inc.	469,207	22,817,536
Rambus Inc.[a,b]	1,840,887	21,335,880
Rudolph Technologies Inc.[a,b]	507,067	7,210,493
Semtech Corp.[a]	1,058,526	20,027,312
Sigma Designs Inc.[a]	568,276	3,591,504
Silicon Laboratories Inc.[a,b]	680,569	33,034,819
Synaptics Inc.[a,b]	586,763	47,140,539
Tessera Technologies Inc.	838,574	25,165,606
Ultra Clean Holdings Inc.[a,b]	499,426	2,557,061
Ultratech Inc.[a,b]	443,335	8,786,900
Veeco Instruments Inc.[a,b]	642,829	13,216,564
Xcerra Corp.[a,b]	880,013	5,324,079

		910,406,329
SOFTWARE — 4.63%
A10 Networks Inc.[a,b]	548,813	3,600,213
ACI Worldwide Inc.[a,b]	1,860,129	39,806,761
American Software Inc./GA Class A	395,864	4,029,896
Aspen Technology Inc.[a,b]	1,360,268	51,363,720
AVG Technologies NVa	654,002	13,112,740
Barracuda Networks Inc.[a]	128,625	2,402,715
Blackbaud Inc.	746,809	49,184,841
Bottomline Technologies de Inc.[a,b]	653,735	19,435,542
BroadSoft Inc.[a,b]	464,078	16,409,798
Callidus Software Inc.[a,b]	880,099	16,343,438
Code Rebel Corp.[a,b]	17,017	45,606
CommVault Systems Inc.[a,b]	720,933	28,368,714
Digimarc Corp.[a,b]	121,570	4,438,521
Digital Turbine Inc.[a,b]	892,745	1,187,351
Ebix Inc.[b]	427,066	14,003,494
Ellie Mae Inc.[a,b]	468,711	28,230,464
EnerNOC Inc.[a,b]	431,505	1,661,294
Epiq Systems Inc.	508,012	6,639,717
Fair Isaac Corp.	494,689	46,589,810
FleetMatics Group PLC[a,b]	609,158	30,939,135
Gigamon Inc.[a,b]	438,128	11,641,061
Globant SAa,b	244,094	9,155,966
Glu Mobile Inc.[a,b]	1,919,295	4,663,887

389

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

Guidance Software Inc.[a,b]	302,171	$1,819,069
Guidewire Software Inc.[a,b]	1,117,650	67,237,824
HubSpot Inc.[a,b]	299,769	16,879,992
Imperva Inc.[a,b]	422,996	26,779,877
Infoblox Inc.[a,b]	954,402	17,551,453
Interactive Intelligence Group Inc.[a,b]	276,649	8,692,312
Jive Software Inc.[a]	755,088	3,080,759
Manhattan Associates Inc.[a,b]	1,175,224	77,764,572
Mentor Graphics Corp.	1,595,947	29,397,344
MicroStrategy Inc. Class Aa	148,002	26,535,279
MobileIron Inc.[a,b]	633,595	2,287,278
Model N Inc.[a]	329,330	3,675,323
Monotype Imaging Holdings Inc.	637,493	15,070,334
Park City Group Inc.[a,b]	167,552	1,995,544
Paycom Software Inc.[a,b]	502,918	18,924,804
Paylocity Holding Corp.[a,b]	246,727	10,004,780
Pegasystems Inc.	569,589	15,663,697
Progress Software Corp.[a]	806,204	19,348,896
Proofpoint Inc.[a,b]	628,057	40,829,986
PROS Holdings Inc.[a,b]	383,108	8,826,808
QAD Inc. Class A	160,949	3,302,673
Qlik Technologies Inc.[a,b]	1,455,151	46,070,081
Qualys Inc.[a,b]	395,749	13,095,334
Rapid7 Inc.[a,b]	130,264	1,970,894
RealPage Inc.[a,b]	839,478	18,846,281
RingCentral Inc. Class Aa,b	854,286	20,144,064
Rovi Corp.[a,b]	1,319,992	21,991,067
Rubicon Project Inc. (The)[a,b]	410,513	6,752,939
Sapiens International Corp. NV	381,406	3,890,341
SeaChange International Inc.[a,b]	532,461	3,588,787
Silver Spring Networks Inc.[a,b]	581,693	8,382,196
Synchronoss Technologies Inc.[a,b]	618,030	21,773,197
Take-Two Interactive Software Inc.[a,b]	1,347,979	46,963,588
Tangoe Inc.[a,b]	619,114	5,194,366
TeleCommunication Systems Inc. Class Aa	831,083	4,130,482
Telenav Inc.[a,b]	452,060	2,572,221

Security	Shares	Value

TiVo Inc.[a,b]	1,544,759	$13,331,270
TubeMogul Inc.[a,b]	252,292	3,431,171
Tyler Technologies Inc.[a,b]	536,370	93,500,018
Varonis Systems Inc.[a,b]	145,057	2,727,072
VASCO Data Security International Inc.[a,b]	469,037	7,846,989
Verint Systems Inc.[a,b]	977,678	39,654,620
VirnetX Holding Corp.[a,b]	708,238	1,820,172
Workiva Inc.[a,b]	117,485	2,064,211
Xura Inc.[a]	363,544	8,935,912
Zendesk Inc.[a,b]	856,744	22,652,311
Zix Corp.[a,b]	914,435	4,645,330

		1,244,898,202

SPECIALTY RETAIL — 2.69%
Abercrombie & Fitch Co. Class A	1,108,517	29,929,959
America’s Car-Mart Inc./TXa,b	136,947	3,655,115
American Eagle Outfitters Inc.[b]	3,113,476	48,258,878
Asbury Automotive Group Inc.[a,b]	404,808	27,300,252
Ascena Retail Group Inc.[a,b]	2,747,499	27,062,865
Barnes & Noble Education Inc.[a,b]	513,630	5,110,618
Barnes & Noble Inc.	809,766	7,053,062
bebe stores inc.	466,558	263,605
Big 5 Sporting Goods Corp.	291,553	2,912,614
Boot Barn Holdings Inc.[a,b]	192,868	2,370,348
Buckle Inc. (The)[b]	452,421	13,925,518
Build-A-Bear Workshop Inc.[a,b]	224,960	2,753,510
Caleres Inc.	697,855	18,716,471
Cato Corp. (The) Class A	418,907	15,424,156
Chico’s FAS Inc.	2,285,095	24,381,964
Children’s Place Inc. (The)	329,581	18,192,871
Christopher & Banks Corp.[a,b]	596,656	984,482
Citi Trends Inc.	247,276	5,254,615
Conn’s Inc.[a,b]	387,843	9,102,675
Container Store Group Inc. (The)[a,b]	251,098	2,059,004
Destination XL Group Inc.[a,b]	568,043	3,135,597
Express Inc.[a]	1,346,845	23,273,482

390

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

Finish Line Inc. (The) Class A	737,262	$13,329,697
Five Below Inc.[a,b]	868,278	27,871,724
Francesca’s Holdings Corp.[a,b]	677,205	11,790,139
Genesco Inc.[a,b]	383,332	21,784,758
Group 1 Automotive Inc.	371,928	28,154,950
Guess? Inc.	986,812	18,631,011
Haverty Furniture Companies Inc.	327,430	7,020,099
Hibbett Sports Inc.[a,b]	364,118	11,010,928
Kirkland’s Inc.	277,017	4,016,746
Lithia Motors Inc. Class A	362,824	38,702,436
Lumber Liquidators Holdings Inc.[a,b]	429,867	7,462,491
MarineMax Inc.[a]	409,125	7,536,082
Mattress Firm Holding Corp.[a,b]	326,298	14,562,680
Men’s Wearhouse Inc. (The)	771,989	11,332,799
Monro Muffler Brake Inc.[b]	506,422	33,535,265
Outerwall Inc.[b]	276,140	10,090,156
Party City Holdco Inc.[a,b]	401,750	5,186,592
Pep Boys-Manny Moe & Jack (The)[a]	858,219	15,799,812
Pier 1 Imports Inc.	1,432,275	7,290,280
Rent-A-Center Inc./TX	846,090	12,665,967
Restoration Hardware Holdings Inc.[a,b]	532,038	42,270,419
Select Comfort Corp.[a,b]	833,656	17,848,575
Shoe Carnival Inc.	237,808	5,517,146
Sonic Automotive Inc. Class A	524,584	11,939,532
Sportsman’s Warehouse Holdings Inc.[a,b]	290,295	3,744,805
Stage Stores Inc.	508,591	4,633,264
Stein Mart Inc.	477,049	3,210,540
Systemax Inc.[a]	187,408	1,611,709
Tile Shop Holdings Inc.[a,b]	430,467	7,059,659
Tilly’s Inc. Class Aa,b	175,879	1,166,078
Vitamin Shoppe Inc.[a,b]	475,818	15,559,249
West Marine Inc.[a]	288,435	2,448,813
Winmark Corp.	35,001	3,255,443
Zumiez Inc.[a,b]	320,186	4,841,212

		724,002,717

Security	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.65%
Avid Technology Inc.[a,b]	525,088	$3,827,892
CPI Card Group Inc.[a]	277,597	2,959,184
Cray Inc.[a,b]	651,812	21,151,299
Diebold Inc.	1,033,336	31,093,080
Eastman Kodak Co.[a,b]	279,555	3,505,620
Electronics For Imaging Inc.[a,b]	747,029	34,916,135
Imation Corp.[a,b]	526,149	720,824
Immersion Corp.[a,b]	444,897	5,187,499
Nimble Storage Inc.[a]	805,707	7,412,504
Pure Storage Inc. Class Aa,b	459,778	7,158,743
QLogic Corp.[a]	1,394,128	17,008,362
Quantum Corp.[a,b]	3,421,491	3,181,987
Silicon Graphics International Corp.[a,b]	556,326	3,282,323
Stratasys Ltd.[a,b]	809,997	19,018,730
Super Micro Computer Inc.[a,b]	586,633	14,378,375
Violin Memory Inc.[a,b]	1,436,892	1,293,347

		176,095,904
TEXTILES, APPAREL & LUXURY GOODS — 0.79%
Cherokee Inc.[a]	134,987	2,328,526
Columbia Sportswear Co.	457,452	22,305,359
Crocs Inc.[a,b]	1,224,262	12,536,443
Culp Inc.	166,610	4,243,557
Deckers Outdoor Corp.[a,b]	520,977	24,590,114
G-III Apparel Group Ltd.[a,b]	635,714	28,136,702
Iconix Brand Group Inc.[a,b]	761,222	5,199,146
Movado Group Inc.	254,910	6,553,736
Oxford Industries Inc.	233,139	14,878,931
Perry Ellis International Inc.[a,b]	194,687	3,586,135
Sequential Brands Group Inc.[a]	573,828	4,538,978
Steven Madden Ltd.[a,b]	897,021	27,107,975
Superior Uniform Group Inc.	116,670	1,981,057
Tumi Holdings Inc.[a,b]	894,195	14,870,463
Unifi Inc.[a,b]	239,049	6,729,229
Vera Bradley Inc.[a,b]	339,572	5,351,655

391

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

Vince Holding Corp.[a,b]	240,825	$1,102,978
Wolverine World Wide Inc.	1,645,095	27,489,537

		213,530,521
THRIFTS & MORTGAGE FINANCE — 2.13%
Anchor BanCorp. Wisconsin Inc.[a,b]	123,195	5,361,446
Astoria Financial Corp.	1,434,368	22,734,733
Bank Mutual Corp.	741,158	5,781,032
BankFinancial Corp.	293,242	3,703,646
BBX Capital Corp.[a,b]	41,567	650,524
Bear State Financial Inc.[a,b]	209,822	2,272,372
Beneficial Bancorp. Inc.[a]	1,317,687	17,551,591
BofI Holding Inc.[a,b]	985,071	20,735,745
Brookline Bancorp. Inc.	1,116,832	12,843,568
BSB Bancorp. Inc./MAa,b	127,395	2,979,769
Capitol Federal Financial Inc.	2,241,944	28,158,817
Charter Financial Corp./MD	265,330	3,505,009
Clifton Bancorp. Inc.[b]	412,465	5,914,748
Dime Community Bancshares Inc.	498,589	8,720,322
Essent Group Ltd.[a]	887,810	19,434,161
EverBank Financial Corp.	1,542,545	24,649,869
Federal Agricultural Mortgage Corp. Class C	166,613	5,259,972
First Defiance Financial Corp.	147,250	5,563,105
Flagstar Bancorp. Inc.[a,b]	330,741	7,643,425
Fox Chase Bancorp. Inc.	186,998	3,794,189
Hingham Institution for Savings	20,772	2,488,486
HomeStreet Inc.[a]	354,170	7,689,031
IMPAC Mortgage Holdings Inc.[a,b]	136,295	2,453,310
Kearny Financial Corp./MD	1,484,833	18,812,834
LendingTree Inc.[a,b]	99,987	8,926,839
Meridian Bancorp. Inc.	879,835	12,405,673
Meta Financial Group Inc.	121,642	5,587,017
MGIC Investment Corp.[a,b]	5,411,000	47,779,130
Nationstar Mortgage Holdings Inc.[a,b]	624,642	8,351,464
NMI Holdings Inc. Class Aa	791,283	5,356,986
Northfield Bancorp. Inc.	748,871	11,922,026
Northwest Bancshares Inc.	1,618,449	21,671,032

Security	Shares	Value

OceanFirst Financial Corp.	212,667	$4,259,720
Ocwen Financial Corp.[a,b]	1,719,596	11,985,584
Oritani Financial Corp.	702,165	11,585,722
PennyMac Financial Services Inc. Class Aa,b,c	224,219	3,444,004
PHH Corp.[a,b]	790,105	12,799,701
Provident Financial Services Inc.	1,046,079	21,078,492
Radian Group Inc.	3,049,989	40,839,353
Stonegate Mortgage Corp.[a,b]	226,089	1,232,185
Territorial Bancorp. Inc.	136,333	3,781,877
TrustCo Bank Corp. NY	1,519,411	9,329,184
United Community Financial Corp./OH	783,504	4,622,674
United Financial Bancorp. Inc.	790,078	10,176,205
Walker & Dunlop Inc.[a]	421,139	12,133,015
Walter Investment Management Corp.[a,b]	605,425	8,609,143
Washington Federal Inc.	1,509,510	35,971,623
Waterstone Financial Inc.	426,456	6,013,030
WSFS Financial Corp.	489,514	15,840,673

		574,404,056
TOBACCO — 0.20%
Universal Corp./VA	360,273	20,204,110
Vector Group Ltd.[b]	1,373,028	32,389,730

		52,593,840
TRADING COMPANIES & DISTRIBUTORS — 0.72%
Aircastle Ltd.[b]	994,787	20,781,100
Applied Industrial Technologies Inc.	640,173	25,920,605
Beacon Roofing Supply Inc.[a,b]	790,761	32,563,538
BMC Stock Holdings Inc.[a,b]	603,696	10,111,908
CAI International Inc.[a,b]	277,691	2,799,125
DXP Enterprises Inc.[a,b]	202,507	4,617,160
H&E Equipment Services Inc.	499,285	8,727,502
Kaman Corp.	435,071	17,755,248
Lawson Products Inc./DEa	91,170	2,128,819
MRC Global Inc.[a,b]	1,643,556	21,201,872
Neff Corp.[a,b]	170,897	1,309,071
Rush Enterprises Inc. Class Aa,b	563,300	12,330,637
TAL International Group Inc.	529,393	8,417,349

392

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Security	Shares	Value

Textainer Group Holdings Ltd.[b]	357,629	$5,046,145
Titan Machinery Inc.[a,b]	276,310	3,020,068
Univar Inc.[a,b]	644,986	10,971,212
Veritiv Corp.[a,b]	131,449	4,761,083

		192,462,442
TRANSPORTATION INFRASTRUCTURE — 0.04%
Wesco Aircraft Holdings Inc.[a,b]	986,388	11,807,064

		11,807,064
WATER UTILITIES — 0.28%
American States Water Co.	602,938	25,293,249
Artesian Resources Corp. Class A	124,814	3,457,348
California Water Service Group	764,732	17,795,314
Connecticut Water Service Inc.	177,077	6,730,697
Consolidated Water Co. Ltd.[b]	231,900	2,838,456
Middlesex Water Co.	256,462	6,806,501
SJW Corp.	251,011	7,442,476
York Water Co. (The)	204,829	5,108,435

		75,472,476
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Boingo Wireless Inc.[a,b]	580,059	3,839,991
Leap Wireless International Inc.	952,518	2,400,345
NTELOS Holdings Corp.[a]	279,934	2,558,597
Shenandoah Telecommunications Co.	385,043	16,576,101
Spok Holdings Inc.	345,448	6,328,607

		31,703,641

TOTAL COMMON STOCKS (Cost: $34,669,298,995)		26,831,236,287

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	287,302	3

		3

TOTAL WARRANTS (Cost: $0)		3

Security	Shares	Value

SHORT-TERM INVESTMENTS — 17.32%

MONEY MARKET FUNDS — 17.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	4,401,443,245	$4,401,443,245
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	220,867,672	220,867,672
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	39,839,901	39,839,901

		4,662,150,818

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,662,150,818)		4,662,150,818

TOTAL INVESTMENTS IN SECURITIES — 117.03% (Cost: $39,331,449,813)		31,493,387,108

SHORT POSITIONS[f] — (0.00)%

COMMON STOCKS — (0.00)%
CIFC Corp.	(2,919)	(16,241)
Kansas City Life Insurance Co.	(1,668)	(63,931)

		(80,172)

TOTAL SHORT POSITIONS (Proceeds: $80,172)		(80,172)
Other Assets, Less Liabilities — (17.03)%		(4,583,539,451)

NET ASSETS — 100.00%		$26,909,767,485

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

393

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2015

Open futures contracts as of December 31, 2015 were as follows:
Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	655	Mar. 2016	ICE Markets Equity	$74,113,250	$(500,064)

See accompanying notes to schedules of investments.

394

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 0.80%
Aerojet Rocketdyne Holdings Inc.[a]	233,215	$3,652,147
Astronics Corp.[a]	174,312	7,096,242
Curtiss-Wright Corp.	20,398	1,397,263
HEICO Corp.	151,478	8,234,344
HEICO Corp. Class A	314,627	15,479,648
Moog Inc. Class Aa,b	26,316	1,594,750
Sparton Corp.[a]	45,280	905,147
TASER International Inc.[a,b]	423,222	7,317,508
Teledyne Technologies Inc.[a,b]	71,657	6,355,976
Vectrus Inc.[a]	77,678	1,622,693

		53,655,718

AIR FREIGHT & LOGISTICS — 0.59%
Echo Global Logistics Inc.[a,b]	233,470	4,760,453
Forward Air Corp.	245,219	10,546,869
Hub Group Inc. Class Aa,b	261,056	8,601,795
Park-Ohio Holdings Corp.	69,249	2,546,978
Radiant Logistics Inc.[a,b]	231,815	795,126
XPO Logistics Inc.[a,b]	466,803	12,720,382

		39,971,603

AIRLINES — 0.56%
Allegiant Travel Co.	105,901	17,773,365
Hawaiian Holdings Inc.[a,b]	376,485	13,301,215
Virgin America Inc.[a,b]	186,378	6,711,472

		37,786,052

AUTO COMPONENTS — 1.38%
American Axle & Manufacturing Holdings Inc.[a,b]	600,367	11,370,951
Cooper Tire & Rubber Co.	49,966	1,891,213
Cooper-Standard Holding Inc.[a,b]	7,398	574,011
Dana Holding Corp.	639,789	8,829,088
Dorman Products Inc.[a,b]	211,786	10,053,482
Drew Industries Inc.	190,435	11,595,587
Fox Factory Holding Corp.[a,b]	132,763	2,194,572
Gentherm Inc.[a,b]	282,938	13,411,261
Horizon Global Corp.[a]	8,770	90,945
Metaldyne Performance Group Inc.	52,452	961,970

Security	Shares	Value

Motorcar Parts of America Inc.[a,b]	132,212	$4,470,088
Stoneridge Inc.[a,b]	224,200	3,318,160
Strattec Security Corp.	4,788	270,474
Tenneco Inc.[a,b]	456,830	20,973,065
Tower International Inc.	93,091	2,659,610

		92,664,477

AUTOMOBILES — 0.06%
Winnebago Industries Inc.	194,796	3,876,440

		3,876,440

BANKS — 1.26%
Bank of the Ozarks Inc.	616,160	30,475,274
BNC Bancorp.	30,656	778,049
Cardinal Financial Corp.	16,027	364,614
Eagle Bancorp. Inc.[a,b]	178,177	8,992,593
First Financial Bankshares Inc.[b]	295,174	8,905,400
Hilltop Holdings Inc.[a,b]	215,949	4,150,540
Home BancShares Inc./AR	367,755	14,901,433
Pinnacle Financial Partners Inc.	20,818	1,069,213
Renasant Corp.	21,806	750,344
South State Corp.	10,260	738,207
Texas Capital Bancshares Inc.[a]	25,317	1,251,166
Western Alliance Bancorp.[a]	346,940	12,441,268

		84,818,101
BEVERAGES — 0.41%
Boston Beer Co. Inc. (The)[a,b]	71,703	14,477,553
Castle Brands Inc.[a,b]	522,831	643,082
Coca-Cola Bottling Co. Consolidated	33,758	6,161,172
Craft Brew Alliance Inc.[a,b]	26,786	224,199
MGP Ingredients Inc.	80,407	2,086,562
National Beverage Corp.[a,b]	86,440	3,927,834

		27,520,402
BIOTECHNOLOGY — 12.40%
Abeona Therapeutics Inc.[a,b]	81,345	273,319
ACADIA Pharmaceuticals Inc.[a,b]	580,733	20,703,131
Acceleron Pharma Inc.[a,b]	172,227	8,397,789
Achillion Pharmaceuticals Inc.[a,b]	927,236	10,004,876
Acorda Therapeutics Inc.[a,b]	307,954	13,174,272
Aduro Biotech Inc.[a,b]	65,619	1,846,519

395

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2015

Security	Shares	Value

Advaxis Inc.[a,b]	240,593	$2,420,366
Aegerion Pharmaceuticals Inc.[a,b]	199,721	2,017,182
Affimed NVa,b	119,766	852,734
Agenus Inc.[a,b]	490,667	2,227,628
Aimmune Therapeutics Inc.[a,b]	81,219	1,498,491
Alder Biopharmaceuticals Inc.[a,b]	184,509	6,094,332
AMAG Pharmaceuticals Inc.[a,b]	234,653	7,084,174
Amicus Therapeutics Inc.[a,b]	912,666	8,852,860
Anacor Pharmaceuticals Inc.[a,b]	323,760	36,575,167
Anthera Pharmaceuticals Inc.[a,b]	310,273	1,439,667
Applied Genetic Technologies Corp./DEa,b	68,940	1,406,376
Ardelyx Inc.[a,b]	133,240	2,414,309
Arena Pharmaceuticals Inc.[a,b]	1,905,460	3,620,374
ARIAD Pharmaceuticals Inc.[a,b]	1,321,306	8,258,162
Array BioPharma Inc.[a,b]	908,677	3,834,617
Arrowhead Research Corp.[a,b]	254,326	1,564,105
Asterias Biotherapeutics Inc.[a,b]	82,590	324,579
Atara Biotherapeutics Inc.[a,b]	133,084	3,514,748
aTyr Pharma Inc.[a,b]	47,389	465,834
Avalanche Biotechnologies Inc.[a,b]	152,899	1,455,598
Axovant Sciences Ltd.[a,b]	98,755	1,780,553
Bellicum Pharmaceuticals Inc.[a,b]	64,792	1,313,334
BioCryst Pharmaceuticals Inc.[a,b]	462,109	4,768,965
BioSpecifics Technologies Corp.[a,b]	38,576	1,657,611
BioTime Inc.[a,b]	444,824	1,823,778
Blueprint Medicines Corp.[a,b]	73,514	1,936,359
Cara Therapeutics Inc.[a]	155,973	2,629,705
Catabasis Pharmaceuticals Inc.[a]	31,416	249,129
Catalyst Pharmaceuticals Inc.[a,b]	589,252	1,443,667
Celldex Therapeutics Inc.[a,b]	705,498	11,062,209
Cellular Biomedicine Group Inc.[a,b]	76,966	1,653,999
Cepheid[a,b]	566,398	20,690,519

Security	Shares	Value

ChemoCentryx Inc.[a,b]	218,955	$1,773,535
Chiasma Inc.[a]	51,095	999,929
Chimerix Inc.[a]	361,652	3,236,785
Cidara Therapeutics Inc.[a,b]	37,912	650,570
Clovis Oncology Inc.[a,b]	219,727	7,690,445
Coherus Biosciences Inc.[a,b]	186,686	4,286,311
Concert Pharmaceuticals Inc.[a,b]	123,397	2,340,841
CorMedix Inc.[a,b]	268,886	545,839
CTI BioPharma Corp.[a,b]	1,670,800	2,055,084
Curis Inc.[a,b]	869,972	2,531,619
Cytokinetics Inc.[a,b]	140,704	1,471,764
CytomX Therapeutics Inc.[a]	54,258	1,132,364
CytRx Corp.[a,b]	514,120	1,362,418
Dicerna Pharmaceuticals Inc.[a,b]	118,293	1,404,138
Dimension Therapeutics Inc.[b]	39,677	447,557
Dyax Corp.[a]	1,150,775	43,292,155
Dynavax Technologies Corp.[a,b]	290,787	7,025,414
Eagle Pharmaceuticals Inc./DEa,b	68,148	6,042,683
Edge Therapeutics Inc.[a,b]	59,533	744,162
Emergent BioSolutions Inc.[a]	169,699	6,789,657
Enanta Pharmaceuticals Inc.[a,b]	126,808	4,187,200
Epizyme Inc.[a,b]	230,663	3,695,221
Esperion Therapeutics Inc.[a,b]	103,261	2,298,590
Exact Sciences Corp.[a,b]	754,903	6,967,755
Exelixis Inc.[a,b]	1,784,827	10,066,424
Fibrocell Science Inc.[a,b]	203,898	927,736
FibroGen Inc.[a,b]	377,380	11,498,769
Five Prime Therapeutics Inc.[a]	178,976	7,427,504
Flexion Therapeutics Inc.[a,b]	109,190	2,104,091
Foundation Medicine Inc.[a,b]	93,193	1,962,645
Galena Biopharma Inc.[a,b]	1,277,348	1,877,702
Genocea Biosciences Inc.[a,b]	169,595	893,766

396

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2015

Security	Shares	Value

Genomic Health Inc.[a,b]	139,904	$4,924,621
Geron Corp.[a,b]	1,188,372	5,751,720
Global Blood Therapeutics Inc.[a,b]	50,157	1,621,576
Halozyme Therapeutics Inc.[a,b]	835,892	14,486,008
Heron Therapeutics Inc.[a,b]	230,450	6,153,015
Idera Pharmaceuticals Inc.[a,b]	618,300	1,910,547
Ignyta Inc.[a,b]	98,847	1,324,550
Immune Design Corp.[a,b]	88,711	1,781,317
ImmunoGen Inc.[a,b]	679,903	9,226,284
Immunomedics Inc.[a,b]	696,111	2,137,061
Infinity Pharmaceuticals Inc.[a,b]	392,590	3,081,831
Inovio Pharmaceuticals Inc.[a,b]	510,887	3,433,161
Insmed Inc.[a]	487,389	8,846,110
Insys Therapeutics Inc.[a,b]	186,067	5,327,098
Invitae Corp.[a,b]	57,447	471,640
Ironwood Pharmaceuticals Inc.[a,b]	997,182	11,557,339
Karyopharm Therapeutics Inc.[a,b]	185,412	2,456,709
Keryx Biopharmaceuticals Inc.a,b	816,399	4,122,815
Kite Pharma Inc.[a,b]	227,340	14,008,691
La Jolla Pharmaceutical Co.[a,b]	110,134	2,973,618
Lexicon Pharmaceuticals Inc.[a,b]	130,107	1,731,724
Ligand Pharmaceuticals Inc.[a,b]	138,269	14,991,125
Lion Biotechnologies Inc.[a,b]	361,087	2,787,592
MacroGenics Inc.[a,b]	249,991	7,742,221
MannKind Corp.[a,b]	1,968,705	2,854,622
Medgenics Inc.[a]	175,004	1,053,524
Merrimack Pharmaceuticals Inc.[a,b]	861,790	6,808,141
MiMedx Group Inc.[a,b]	856,003	8,020,748
Mirati Therapeutics Inc.[a,b]	91,672	2,896,835
Momenta Pharmaceuticals Inc.[a]	480,805	7,135,146
Myriad Genetics Inc.[a,b]	548,622	23,678,526
NantKwest Inc.[a,b]	46,426	804,563
Natera Inc.[a,b]	69,793	753,764

Security	Shares	Value

Navidea Biopharmaceuticals Inc.[a,b]	941,056	$1,251,604
Neurocrine Biosciences Inc.[a]	674,814	38,174,228
NewLink Genetics Corp.[a,b]	164,294	5,978,659
Nivalis Therapeutics Inc.[a]	35,073	271,465
Northwest Biotherapeutics Inc.[a,b]	378,517	1,211,254
Novavax Inc.[a,b]	2,115,294	17,747,317
Ocata Therapeutics Inc.[a]	294,304	2,478,040
OncoMed Pharmaceuticals Inc.[a,b]	135,354	3,050,879
Oncothyreon Inc.[a,b]	745,185	1,654,311
Ophthotech Corp.[a,b]	187,035	14,687,859
Orexigen Therapeutics Inc.[a,b]	828,153	1,424,423
Organovo Holdings Inc.[a,b]	734,118	1,827,954
Osiris Therapeutics Inc.[b]	138,303	1,435,585
Otonomy Inc.[a,b]	118,120	3,277,830
OvaScience Inc.[a,b]	186,882	1,825,837
Peregrine Pharmaceuticals Inc.[a,b]	1,450,853	1,697,498
Pfenex Inc.[a,b]	127,619	1,579,923
Portola Pharmaceuticals Inc.[a,b]	394,306	20,287,044
Progenics Pharmaceuticals Inc.[a,b]	553,817	3,394,898
Proteon Therapeutics Inc.[a]	60,466	937,828
Prothena Corp. PLC[a,b]	246,845	16,812,613
PTC Therapeutics Inc.[a,b]	266,827	8,645,195
Radius Health Inc.[a,b]	260,729	16,045,263
Raptor Pharmaceutical Corp.[a]	641,511	3,335,857
REGENXBIO Inc.[a,b]	51,272	851,115
Regulus Therapeutics Inc.[a,b]	221,128	1,928,236
Repligen Corp.[a]	258,864	7,323,263
Retrophin Inc.[a,b]	275,829	5,320,741
Rigel Pharmaceuticals Inc.[a]	536,093	1,624,362
Sage Therapeutics Inc.[a,b]	108,999	6,354,642
Sangamo BioSciences Inc.[a,b]	549,205	5,014,242
Sarepta Therapeutics Inc.[a,b]	353,166	13,625,144
Seres Therapeutics Inc.[a,b]	59,865	2,100,663

397

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2015

Security	Shares	Value

Sorrento Therapeutics Inc.[a,b]	227,649	$1,982,823
Spark Therapeutics Inc.[a,b]	64,125	2,905,504
Spectrum Pharmaceuticals Inc.[a]	140,825	849,175
Stemline Therapeutics Inc.[a]	20,250	127,777
Synergy Pharmaceuticals Inc.[a,b]	788,127	4,468,680
Synta Pharmaceuticals Corp.[a]	711,424	250,421
T2 Biosystems Inc.[a]	84,494	924,364
TESARO Inc.[a,b]	183,462	9,598,732
TG Therapeutics Inc.[a,b]	281,238	3,355,169
Threshold Pharmaceuticals Inc.[a,b]	471,880	226,455
Tobira Therapeutics Inc.[a,b]	19,032	191,272
Tokai Pharmaceuticals Inc.[a,b]	30,052	262,053
Trevena Inc.[a,b]	254,341	2,670,580
TrovaGene Inc.[a,b]	230,977	1,247,276
Ultragenyx Pharmaceutical Inc.[a,b]	303,638	34,062,111
Vanda Pharmaceuticals Inc.[a]	266,477	2,480,901
Verastem Inc.[a]	37,286	69,352
Versartis Inc.[a]	14,403	178,453
Vitae Pharmaceuticals Inc.[a,b]	103,871	1,880,065
Vital Therapies Inc.[a,b]	167,939	1,934,657
Voyager Therapeutics Inc.[a]	40,696	891,242
vTv Therapeutics Inc. Class Aa,b	42,892	292,095
XBiotech Inc.[a,b]	31,715	344,742
Xencor Inc.[a,b]	226,323	3,308,842
XOMA Corp.[a,b]	595,608	792,159
Zafgen Inc.[a,b]	129,276	813,146
ZIOPHARM Oncology Inc.[a,b]	910,520	7,566,421

		834,766,191
BUILDING PRODUCTS — 1.30%
AAON Inc.	322,344	7,484,828
Advanced Drainage Systems Inc.	267,596	6,430,332
American Woodmark Corp.[a]	101,285	8,100,775
Apogee Enterprises Inc.	231,177	10,058,511
Builders FirstSource Inc.[a,b]	403,251	4,468,021
Continental Building Products Inc.[a]	249,574	4,357,562
Griffon Corp.	62,024	1,104,027

Security	Shares	Value

Insteel Industries Inc.	132,761	$2,777,360
Masonite International Corp.[a,b]	237,982	14,571,638
NCI Building Systems Inc.[a]	217,746	2,702,228
Nortek Inc.[a,b]	76,261	3,326,505
Patrick Industries Inc.[a,b]	101,138	4,399,503
PGT Inc.[a]	375,998	4,282,617
Ply Gem Holdings Inc.[a,b]	168,695	2,115,435
Quanex Building Products Corp.	22,645	472,148
Simpson Manufacturing Co. Inc.	27,086	924,987
Trex Co. Inc.[a,b]	253,969	9,660,981

		87,237,458
CAPITAL MARKETS — 1.57%
6D Global Technologies Inc.[a,b]	73,056	212,593
Ashford Inc.[a,b]	8,449	449,909
Associated Capital Group Inc.[a]	50,453	1,538,816
BGC Partners Inc. Class A	1,451,030	14,234,604
CIFC Corp.	12	67
Cohen & Steers Inc.	160,756	4,899,843
Cowen Group Inc. Class Aa,b	48,511	185,797
Diamond Hill Investment Group Inc.	23,750	4,488,750
Evercore Partners Inc. Class A	272,847	14,752,837
Fifth Street Asset Management Inc.	45,811	149,344
Financial Engines Inc.	409,056	13,772,915
GAMCO Investors Inc. Class A	51,077	1,585,430
Greenhill & Co. Inc.	231,392	6,620,125
HFF Inc. Class A	299,538	9,306,646
Houlihan Lokey Inc.	31,515	826,008
INTL FCStone Inc.[a]	31,593	1,057,102
Investment Technology Group Inc.	33,471	569,676
Janus Capital Group Inc.	96,550	1,360,389
KCG Holdings Inc. Class Aa	33,831	416,460
Ladenburg Thalmann Financial Services Inc.[a,b]	87,177	240,609
Medley Management Inc.	47,182	268,466
Moelis & Co. Class A	124,042	3,619,546
OM Asset Management PLC	196,464	3,011,793
Pzena Investment Management Inc. Class A	98,528	847,341

398

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2015

Security	Shares	Value

Virtu Financial Inc.	151,850	$3,437,884
Virtus Investment Partners Inc.	3,093	363,304
Westwood Holdings Group Inc.	61,432	3,199,993
WisdomTree Investments Inc.[b]	899,234	14,099,989
ZAIS Group Holdings Inc.[a,b]	29,954	277,374

		105,793,610
CHEMICALS — 2.17%
A Schulman Inc.	206,757	6,335,035
American Vanguard Corp.	27,823	389,800
Balchem Corp.	245,144	14,904,755
Calgon Carbon Corp.	193,618	3,339,911
Chase Corp.	48,701	1,983,592
Chemtura Corp.[a,b]	529,516	14,439,901
Core Molding Technologies Inc.[a]	60,041	770,326
Ferro Corp.[a,b]	574,001	6,382,891
Hawkins Inc.	15,199	543,668
HB Fuller Co.	397,430	14,494,272
KMG Chemicals Inc.	75,663	1,741,762
Koppers Holdings Inc.	162,393	2,963,672
LSB Industries Inc.[a,b]	56,957	412,938
Minerals Technologies Inc.	258,020	11,832,797
Olin Corp.	580,421	10,018,066
OMNOVA Solutions Inc.[a]	216,201	1,325,312
PolyOne Corp.	704,413	22,372,157
Quaker Chemical Corp.	75,121	5,803,848
Rentech Inc.[a]	181,076	637,388
Senomyx Inc.[a,b]	344,399	1,298,384
Sensient Technologies Corp.	237,635	14,928,231
Stepan Co.	75,251	3,739,222
Trecora Resources[a,b]	158,104	1,958,909
Tredegar Corp.	43,046	586,287
Trinseo SAa,b	92,165	2,599,053
Valhi Inc.	75,652	101,374

		145,903,551
COMMERCIAL SERVICES & SUPPLIES — 2.03%
ARC Document Solutions Inc.[a]	318,040	1,405,737
Brink’s Co. (The)	385,066	11,113,005
Casella Waste Systems Inc. Class Aa	52,532	314,141

Security	Shares	Value

CECO Environmental Corp.	45,179	$346,975
Deluxe Corp.	216,719	11,819,854
G&K Services Inc. Class A	115,164	7,243,816
Healthcare Services Group Inc.	564,395	19,680,454
Heritage-Crystal Clean Inc.[a,b]	8,254	87,492
Herman Miller Inc.	470,075	13,491,152
HNI Corp.	350,496	12,638,886
InnerWorkings Inc.[a,b]	115,439	865,792
Interface Inc.	523,261	10,015,216
Kimball International Inc. Class B	95,291	930,993
Knoll Inc.	387,011	7,275,807
Matthews International Corp. Class A	13,216	706,395
Mobile Mini Inc.	34,088	1,061,159
MSA Safety Inc.	148,458	6,453,469
Multi-Color Corp.	99,675	5,961,562
SP Plus Corp.[a]	122,742	2,933,534
Steelcase Inc. Class A	659,551	9,827,310
Team Inc.[a,b]	164,670	5,262,853
U.S. Ecology Inc.	172,045	6,269,320
West Corp.	57,338	1,236,781

		136,941,703
COMMUNICATIONS EQUIPMENT — 1.89%
Aerohive Networks Inc.[a,b]	182,828	934,251
Alliance Fiber Optic Products Inc.	113,723	1,724,041
Applied Optoelectronics Inc.[a,b]	108,589	1,863,387
CalAmp Corp.[a,b]	285,991	5,699,800
Ciena Corp.[a,b]	974,155	20,155,267
Clearfield Inc.[a,b]	90,102	1,208,268
Extreme Networks Inc.[a,b]	63,299	258,260
Harmonic Inc.[a]	111,205	452,604
Infinera Corp.[a,b]	1,050,190	19,029,443
InterDigital Inc./PA	256,260	12,566,990
Ixia[a]	430,055	5,345,584
KVH Industries Inc.[a]	100,359	945,382
NetScout Systems Inc.[a]	379,069	11,637,418
Novatel Wireless Inc.[a,b]	260,743	435,441
Plantronics Inc.	277,648	13,166,068
Ruckus Wireless Inc.[a,b]	594,410	6,366,131

399

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2015

Security	Shares	Value

ShoreTel Inc.[a,b]	107,882	$954,756
Ubiquiti Networks Inc.[a,b]	226,330	7,172,398
ViaSat Inc.[a,b]	286,915	17,504,684

		127,420,173
CONSTRUCTION & ENGINEERING — 0.56%
Argan Inc.	91,046	2,949,890
Comfort Systems USA Inc.	276,507	7,858,329
Dycom Industries Inc.[a,b]	269,107	18,826,726
Furmanite Corp.[a,b]	250,755	1,670,028
Great Lakes Dredge & Dock Corp.[a]	41,341	163,710
HC2 Holdings Inc.[a,b]	127,640	675,216
NV5 Global Inc.[a,b]	40,120	881,838
Primoris Services Corp.[b]	210,364	4,634,319

		37,660,056
CONSTRUCTION MATERIALS — 0.31%
Headwaters Inc.[a]	583,981	9,851,760
Summit Materials Inc. Class Aa,b	250,759	5,025,210
U.S. Concrete Inc.[a,b]	115,958	6,106,348
U.S. Lime & Minerals Inc.	1,217	66,886

		21,050,204
CONSUMER FINANCE — 0.36%
Encore Capital Group Inc.[a,b]	33,834	983,893
Enova International Inc.[a]	178,743	1,181,491
First Cash Financial Services Inc.[a,b]	206,463	7,727,910
PRA Group Inc.[a,b]	381,445	13,232,327
Regional Management Corp.[a]	7,119	110,131
World Acceptance Corp.[a,b]	35,826	1,329,145

		24,564,897
CONTAINERS & PACKAGING — 0.40%
AEP Industries Inc.[a]	31,830	2,455,684
Berry Plastics Group Inc.[a]	560,671	20,285,077
Multi Packaging Solutions International Ltd.[a]	98,593	1,710,588
Myers Industries Inc.	195,005	2,597,467

		27,048,816
DISTRIBUTORS — 0.54%
Core-Mark Holding Co. Inc.	94,697	7,759,472
Fenix Parts Inc.[a,b]	69,781	473,813
Pool Corp.	343,875	27,778,223

Security	Shares	Value

VOXX International Corp.[a]	9,916	$52,158
Weyco Group Inc.	2,957	79,129

		36,142,795
DIVERSIFIED CONSUMER SERVICES — 1.20%
2U Inc.[a,b]	207,539	5,806,941
Bright Horizons Family Solutions Inc.[a]	295,080	19,711,344
Capella Education Co.	96,892	4,478,348
Carriage Services Inc.	23,055	555,626
Chegg Inc.[a,b]	232,738	1,566,327
Collectors Universe Inc.	56,089	869,380
Grand Canyon Education Inc.[a,b]	371,062	14,887,007
Houghton Mifflin Harcourt Co.[a,b]	76,066	1,656,718
Liberty Tax Inc.[b]	46,615	1,110,835
LifeLock Inc.[a,b]	744,278	10,680,389
Sotheby’s	490,609	12,638,088
Strayer Education Inc.[a,b]	34,926	2,099,751
Weight Watchers International Inc.[a,b]	200,555	4,572,654

		80,633,408
DIVERSIFIED FINANCIAL SERVICES — 0.51%
GAIN Capital Holdings Inc.	38,461	311,919
MarketAxess Holdings Inc.	294,867	32,904,208
On Deck Capital Inc.[a,b]	90,779	935,024
Resource America Inc. Class A	19,450	119,228

		34,270,379
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.69%
8x8 Inc.[a]	250,123	2,863,908
Cogent Communications Holdings Inc.	364,596	12,647,835
Consolidated Communications Holdings Inc.	260,788	5,463,509
Fairpoint Communications Inc.[a]	162,744	2,615,296
General Communication Inc. Class A.[a]	277,175	5,482,522
IDT Corp. Class B	19,455	226,845
inContact Inc.[a,b]	440,007	4,197,667
Inteliquent Inc.	112,740	2,003,390
Intelsat SAa,b	64,457	268,141
Lumos Networks Corp.	151,665	1,698,648
pdvWireless Inc.[a,b]	69,801	1,919,528
Straight Path Communications Inc. Class Ba,b	73,160	1,253,962
Vonage Holdings Corp. [a,b]	151,624	870,322
Windstream Holdings Inc.[b]	753,805	4,854,504

		46,366,077

400

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2015

Security	Shares	Value

ELECTRIC UTILITIES — 0.01%
Genie Energy Ltd. Class B	23,066	$257,186
Spark Energy Inc. Class A	20,859	432,198

		689,384
ELECTRICAL EQUIPMENT — 0.87%
Allied Motion Technologies Inc.	48,936	1,281,145
AZZ Inc.	203,986	11,335,502
Encore Wire Corp.	126,733	4,700,527
EnerSys	94,753	5,299,535
Enphase Energy Inc.[a,b]	215,833	757,574
Franklin Electric Co. Inc.	349,531	9,447,823
FuelCell Energy Inc.[a,b]	47,148	233,854
Generac Holdings Inc.[a,b]	545,527	16,240,339
General Cable Corp.	354,663	4,763,124
Plug Power Inc.[a,b]	810,842	1,710,877
Power Solutions International Inc.[a,b]	36,585	667,676
PowerSecure International Inc.[a]	31,830	479,042
Sunrun Inc.[a,b]	16,452	193,640
Thermon Group Holdings Inc.[a,b]	34,046	576,058
Vicor Corp.[a]	113,611	1,036,132

		58,722,848
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.92%
Badger Meter Inc.[b]	114,163	6,688,810
Belden Inc.	337,636	16,098,485
Coherent Inc.[a]	16,259	1,058,624
Daktronics Inc.	64,252	560,277
DTS Inc./CAa,b	124,628	2,814,100
ePlus Inc.a	3,012	280,899
FARO Technologies Inc.[a,b]	30,938	913,290
FEI Co.	328,376	26,201,121
InvenSense Inc.[a,b]	612,500	6,265,875
Littelfuse Inc.	153,844	16,462,846
Mesa Laboratories Inc.	22,808	2,269,396
Methode Electronics Inc.	303,614	9,664,034
MTS Systems Corp.	117,372	7,442,559
Newport Corp.[a]	102,994	1,634,515
OSI Systems Inc.[a]	40,402	3,582,041
Plexus Corp.[a,b]	101,069	3,529,329
RealD Inc.[a,b]	318,022	3,355,132
Rofin-Sinar Technologies Inc.[a]	26,309	704,555

Security	Shares	Value

Rogers Corp.[a]	46,886	$2,417,911
Universal Display Corp.[a,b]	317,108	17,263,360

		129,207,159
ENERGY EQUIPMENT & SERVICES — 0.17%
Fairmount Santrol Holdings Inc.[a,b]	452,058	1,062,336
ION Geophysical Corp.[a,b]	218,801	110,079
PHI Inc.[a]	8,274	135,776
RigNet Inc.[a,b]	95,524	1,976,392
U.S. Silica Holdings Inc.[b]	423,536	7,932,829

		11,217,412
FOOD & STAPLES RETAILING — 1.17%
Casey’s General Stores Inc.	306,925	36,969,116
Chefs’ Warehouse Inc. (The)[a,b]	151,048	2,519,481
Fairway Group Holdings Corp.[a,b]	53,327	35,201
Fresh Market Inc. (The)[a,b]	341,709	8,002,825
Ingles Markets Inc. Class A	28,838	1,271,179
Natural Grocers by Vitamin Cottage Inc.[a,b]	71,442	1,455,273
Performance Food Group Co.[a]	76,264	1,764,749
PriceSmart Inc.	153,445	12,734,401
United Natural Foods Inc.[a,b]	363,925	14,324,088

		79,076,313
FOOD PRODUCTS — 1.28%
Alico Inc.	3,090	119,552
Amplify Snack Brands Inc.[a]	67,654	779,374
Arcadia Biosciences Inc.[a,b]	24,159	73,443
B&G Foods Inc.	433,302	15,174,236
Boulder Brands Inc.[a]	403,148	4,426,565
Cal-Maine Foods Inc.[b]	248,061	11,495,147
Calavo Growers Inc.	117,193	5,742,457
Dean Foods Co.	343,612	5,892,946
Diamond Foods Inc.[a]	197,369	7,608,575
Farmer Bros. Co.[a]	62,055	2,002,515
Freshpet Inc.[a,b]	162,460	1,379,285
Inventure Foods Inc.[a,b]	153,087	1,086,918
J&J Snack Foods Corp.	117,926	13,758,426
John B Sanfilippo & Son Inc.	16,566	895,061
Lancaster Colony Corp.	95,197	10,991,446
Landec Corp.[a]	45,316	536,088
Lifeway Foods Inc.[a,b]	35,699	396,259
Limoneira Co.[b]	91,067	1,360,541

401

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2015

Security	Shares	Value

Seaboard Corp.[a]	173	$500,790
Tootsie Roll Industries Inc.[b]	51,805	1,636,520

		85,856,144
HEALTH CARE EQUIPMENT & SUPPLIES — 6.14%
Abaxis Inc.	177,798	9,899,793
ABIOMED Inc.[a,b]	329,756	29,770,372
Accuray Inc.[a,b]	623,453	4,208,308
Analogic Corp.	8,577	708,460
Anika Therapeutics Inc.[a,b]	90,832	3,466,149
Antares Pharma Inc.[a,b]	1,211,093	1,465,423
AtriCure Inc.[a,b]	169,981	3,814,374
Atrion Corp.	11,268	4,295,362
Cantel Medical Corp.	271,028	16,841,680
Cardiovascular Systems Inc.[a,b]	238,099	3,600,057
Cerus Corp.[a,b]	644,801	4,075,142
ConforMIS Inc.[a,b]	70,571	1,220,173
Corindus Vascular Robotics Inc.[a,b]	176,796	567,515
Cutera Inc.[a]	70,107	896,669
Cynosure Inc. Class Aa	161,186	7,200,179
EndoChoice Holdings Inc.[a]	42,770	357,129
Endologix Inc.[a,b]	530,652	5,253,455
Entellus Medical Inc.[a,b]	35,909	605,426
GenMark Diagnostics Inc.[a,b]	333,615	2,588,852
Glaukos Corp.[a,b]	44,939	1,109,544
Globus Medical Inc. Class Aa,b	540,918	15,048,339
Haemonetics Corp.[a,b]	194,894	6,283,383
HeartWare International Inc.[a,b]	136,085	6,858,684
ICU Medical Inc.[a,b]	71,614	8,076,627
Inogen Inc.[a,b]	124,305	4,983,387
Insulet Corp.[a,b]	447,585	16,923,189
Integra LifeSciences Holdings Corp.[a,b]	98,619	6,684,396
InVivo Therapeutics Holdings Corp.[a,b]	206,978	1,490,242
Invuity Inc.[a,b]	29,952	264,177
iRadimed Corp.[a,b]	22,152	620,921
K2M Group Holdings Inc.[a]	141,119	2,785,689
Lantheus Holdings Inc.[a]	79,820	269,792
LDR Holding Corp.[a,b]	200,912	5,044,900

Security	Shares	Value

LeMaitre Vascular Inc.	33,966	$585,913
LivaNova PLC[a]	245,420	14,570,585
Masimo Corp.[a,b]	344,610	14,304,761
Meridian Bioscience Inc.[b]	277,201	5,688,164
Natus Medical Inc.[a,b]	259,940	12,490,117
Neogen Corp.[a,b]	292,209	16,515,653
Nevro Corp.[a,b]	131,493	8,877,092
Novocure Ltd.[a]	55,742	1,246,391
NuVasive Inc.[a,b]	381,623	20,649,620
NxStage Medical Inc.[a]	499,031	10,933,769
OraSure Technologies Inc.[a,b]	40,284	259,429
Oxford Immunotec Global PLC[a]	149,416	1,718,284
Penumbra Inc.[a,b]	30,381	1,634,802
Quidel Corp.[a,b]	92,042	1,951,290
Rockwell Medical Inc.[a,b]	357,760	3,663,462
RTI Surgical Inc.[a,b]	371,092	1,473,235
SeaSpine Holdings Corp.[a]	29,356	504,336
Second Sight Medical Products Inc.[a,b]	92,581	545,302
Sientra Inc.[a,b]	63,182	374,037
Spectranetics Corp. (The)[a,b]	336,269	5,064,211
STAAR Surgical Co.[a,b]	306,777	2,190,388
STERIS PLC	672,928	50,698,395
SurModics Inc.[a,b]	20,248	410,427
Tandem Diabetes Care Inc.[a,b]	138,321	1,633,571
TransEnterix Inc.[a,b]	43,543	107,987
Unilife Corp.[a,b]	755,016	373,808
Utah Medical Products Inc.[b]	28,933	1,693,738
Vascular Solutions Inc.[a]	137,428	4,726,149
Veracyte Inc.[a]	105,641	760,615
West Pharmaceutical Services Inc.	568,410	34,229,650
Wright Medical Group NV a	369,344	8,930,738
Zeltiq Aesthetics Inc.[a,b]	253,791	7,240,657

		413,324,364
HEALTH CARE PROVIDERS & SERVICES — 3.74%
AAC Holdings Inc.[a,b]	62,275	1,186,962
Aceto Corp.	201,344	5,432,261
Addus HomeCare Corp.[a]	5,052	117,611

402

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2015

Security	Shares	Value

Adeptus Health Inc. Class Aa,b	49,181	$2,681,348
Air Methods Corp.[a,b]	310,921	13,036,918
Alliance HealthCare Services Inc.[a,b]	14,446	132,614
Amedisys Inc.[a]	177,257	6,969,745
AMN Healthcare Services Inc.[a,b]	376,514	11,690,760
AmSurg Corp.[a,b]	103,564	7,870,864
BioTelemetry Inc.[a,b]	216,350	2,526,968
Capital Senior Living Corp.[a]	235,005	4,902,204
Chemed Corp.[b]	134,815	20,195,287
Civitas Solutions Inc.[a]	91,897	2,645,715
CorVel Corp.[a,b]	67,408	2,960,559
Cross Country Healthcare Inc.[a]	159,765	2,618,548
Diplomat Pharmacy Inc.[a,b]	286,947	9,819,326
Ensign Group Inc. (The)	372,962	8,440,130
ExamWorks Group Inc.[a,b]	327,278	8,705,595
Genesis Healthcare Inc.[a,b]	141,165	489,843
HealthEquity Inc.[a,b]	287,966	7,219,308
HealthSouth Corp.	722,849	25,162,374
Landauer Inc.	75,697	2,491,945
LHC Group Inc.[a]	6,418	290,671
Molina Healthcare Inc.[a,b]	309,993	18,639,879
National Research Corp. Class A	65,795	1,055,352
Nobilis Health Corp.[a,b]	250,219	705,618
Providence Service Corp. (The)[a,b]	108,412	5,086,691
RadNet Inc.[a]	268,635	1,660,164
Select Medical Holdings Corp.	780,270	9,293,016
Surgery Partners Inc.[a,b]	72,890	1,493,516
Surgical Care Affiliates Inc.[a]	161,301	6,421,393
Team Health Holdings Inc.[a]	569,047	24,975,473
Teladoc Inc.[a,b]	56,990	1,023,540
Trupanion Inc.[a,b]	108,936	1,063,215
U.S. Physical Therapy Inc.	98,515	5,288,285
WellCare Health Plans Inc.[a,b]	349,643	27,345,579

		251,639,277
HEALTH CARE TECHNOLOGY — 1.12%
Castlight Health Inc.[a,b]	263,963	1,127,122
Computer Programs & Systems Inc.[b]	89,082	4,431,830

Security	Shares	Value

Connecture Inc.[a,b]	52,242	$188,594
Evolent Health Inc.[a,b]	79,375	961,231
HealthStream Inc.[a]	200,154	4,403,388
HMS Holdings Corp.[a,b]	697,674	8,609,297
Imprivata Inc.[a,b]	71,370	806,481
MedAssets Inc.[a]	448,890	13,888,657
Medidata Solutions Inc.[a,b]	436,238	21,502,171
Omnicell Inc.[a,b]	287,642	8,939,913
Press Ganey Holdings Inc.[a,b]	80,080	2,526,524
Quality Systems Inc.	394,601	6,360,968
Vocera Communications Inc.[a]	130,829	1,596,114

		75,342,290
HOTELS, RESTAURANTS & LEISURE — 5.42%
BJ’s Restaurants Inc.[a,b]	169,388	7,363,296
Bloomin’ Brands Inc.	978,024	16,518,825
Bob Evans Farms Inc./DE	12,598	489,432
Bojangles’ Inc.[a,b]	64,906	1,030,058
Boyd Gaming Corp.[a,b]	631,980	12,557,443
Bravo Brio Restaurant Group Inc.[a]	108,083	972,747
Buffalo Wild Wings Inc.[a,b]	150,096	23,962,826
Carrols Restaurant Group Inc.[a]	236,759	2,779,551
Cheesecake Factory Inc. (The)	384,943	17,749,722
Churchill Downs Inc.	100,583	14,231,489
Chuy’s Holdings Inc.[a,b]	130,902	4,102,469
ClubCorp Holdings Inc.	346,396	6,328,655
Cracker Barrel Old Country Store Inc.[b]	141,857	17,991,723
Dave & Buster’s Entertainment Inc.[a]	180,228	7,522,717
Del Frisco’s Restaurant Group Inc.[a,b]	12,172	194,995
Denny’s Corp.[a,b]	462,342	4,544,822
Diamond Resorts International Inc.[a,b]	328,287	8,374,601
DineEquity Inc.	125,296	10,608,812
El Pollo Loco Holdings Inc.[a,b]	105,259	1,329,421
Eldorado Resorts Inc.[a]	107,325	1,180,575
Empire Resorts Inc.[b]	22,932	412,783
Fiesta Restaurant Group Inc.[a,b]	212,816	7,150,618
Fogo De Chao Inc.[a,b]	31,991	484,983
Habit Restaurants Inc. (The)[a,b]	89,931	2,073,809

403

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2015

Security	Shares	Value

Interval Leisure Group Inc.	309,441	$4,830,374
Isle of Capri Casinos Inc.[a]	167,425	2,332,230
Jack in the Box Inc.	295,291	22,651,773
Jamba Inc.[a,b]	104,088	1,404,147
Kona Grill Inc.[a,b]	33,596	532,832
Krispy Kreme Doughnuts Inc.[a,b]	510,919	7,699,549
La Quinta Holdings Inc.[a,b]	741,542	10,092,387
Marriott Vacations Worldwide Corp.	116,826	6,653,241
Monarch Casino & Resort Inc.[a]	4,495	102,126
Morgans Hotel Group Co.[a]	66,524	224,186
Noodles & Co.[a,b]	62,868	609,191
Papa John’s International Inc.	228,111	12,744,562
Papa Murphy’s Holdings Inc.[a,b]	71,276	802,568
Penn National Gaming Inc.[a,b]	43,245	692,785
Pinnacle Entertainment Inc.[a,b]	406,124	12,638,579
Planet Fitness Inc. Class Aa,b	70,866	1,107,636
Popeyes Louisiana Kitchen Inc.[a]	183,401	10,728,958
Potbelly Corp.[a]	170,737	1,999,330
Red Robin Gourmet Burgers Inc.[a,b]	112,162	6,924,882
Ruth’s Hospitality Group Inc.	181,802	2,894,288
Scientific Games Corp. Class Aa,b	399,441	3,582,986
SeaWorld Entertainment Inc.[b]	541,365	10,659,477
Shake Shack Inc. Class Aa,b	40,445	1,601,622
Sonic Corp.	295,660	9,552,775
Texas Roadhouse Inc.[b]	552,657	19,768,541
Vail Resorts Inc.	287,142	36,751,305
Wingstop Inc.[a,b]	42,294	964,726
Zoe’s Kitchen Inc.[a,b]	152,729	4,273,357

		364,776,785
HOUSEHOLD DURABLES — 0.69%
Bassett Furniture Industries Inc.	41,795	1,048,219
CalAtlantic Group Inc.[b]	131,662	4,992,623
Cavco Industries Inc.[a,b]	55,091	4,589,631

Security	Shares	Value

Century Communities Inc.[a]	9,474	$167,785
Helen of Troy Ltd.[a]	91,802	8,652,338
Hooker Furniture Corp.	5,979	150,910
Installed Building Products Inc.[a,b]	158,119	3,926,095
iRobot Corp.[a,b]	43,320	1,533,528
La-Z-Boy Inc.	156,469	3,820,973
LGI Homes Inc.[a,b]	27,900	678,807
Libbey Inc.	161,502	3,443,223
M/I Homes Inc.[a,b]	34,233	750,387
MDC Holdings Inc.	109,358	2,791,910
Meritage Homes Corp.[a,b]	20,842	708,420
New Home Co. Inc. (The)[a,b]	13,378	173,379
Skullcandy Inc.[a]	57,769	273,247
TRI Pointe Group Inc.[a]	71,960	911,733
Universal Electronics Inc.[a]	95,910	4,924,978
William Lyon Homes Class Aa,b	22,104	364,716
ZAGG Inc.[a,b]	206,832	2,262,742

		46,165,644
HOUSEHOLD PRODUCTS — 0.24%
Central Garden & Pet Co. Class Aa	38,672	525,939
HRG Group Inc.[a]	278,177	3,772,080
Orchids Paper Products Co.	19,349	598,271
WD-40 Co.	115,430	11,387,170

		16,283,460
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.09%
Ormat Technologies Inc.[b]	122,533	4,468,779
TerraForm Global Inc. Class A	71,011	396,951
Vivint Solar Inc.[a,b]	100,361	959,451

		5,825,181
INDUSTRIAL CONGLOMERATES — 0.01%
Raven Industries Inc.	35,997	561,553

		561,553

404

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2015

Security	Shares	Value

INSURANCE — 0.28%
Ambac Financial Group Inc.[a]	37,249	$524,838
Atlas Financial Holdings Inc.[a,b]	37,109	738,469
Crawford & Co. Class B	67,536	358,616
eHealth Inc.[a,b]	140,355	1,400,743
Employers Holdings Inc.	151,445	4,134,448
HCI Group Inc.	8,314	289,743
Heritage Insurance Holdings Inc.	125,288	2,733,784
Maiden Holdings Ltd.	47,650	710,462
National General Holdings Corp.	33,632	735,196
National Interstate Corp.	13,326	355,804
Patriot National Inc.[a,b]	65,214	437,586
State National Companies Inc.	19,032	186,704
Third Point Reinsurance Ltd.[a,b]	46,411	622,372
Universal Insurance Holdings Inc.[b]	252,828	5,860,553

		19,089,318
INTERNET & CATALOG RETAIL — 0.74%
1-800-Flowers.com Inc. Class Aa,b	195,649	1,424,325
Blue Nile Inc.[a,b]	94,544	3,510,419
Duluth Holdings Inc.[a]	38,578	562,853
Etsy Inc.[a,b]	156,373	1,291,641
HSN Inc.	256,129	12,978,056
Lands’ End Inc.[a,b]	22,616	530,119
Liberty TripAdvisor Holdings Inc. Class Aa	172,939	5,246,969
NutriSystem Inc.	228,847	4,952,249
Overstock.com Inc.[a,b]	94,869	1,164,991
PetMed Express Inc.	160,321	2,747,902
Shutterfly Inc.[a,b]	177,506	7,909,667
Wayfair Inc. Class Aa,b	158,417	7,543,818

		49,863,009
INTERNET SOFTWARE & SERVICES — 4.29%
Alarm.com Holdings Inc.[a,b]	48,596	810,581
Amber Road Inc.[a,b]	126,697	644,888
Angie’s List Inc.[a,b]	348,219	3,255,848
Apigee Corp.[a,b]	40,342	323,946

Security	Shares	Value

Appfolio Inc.[a,b]	33,984	$496,166
Bazaarvoice Inc.[a,b]	216,482	948,191
Benefitfocus Inc.[a,b]	63,415	2,307,672
Box Inc. Class Aa,b	101,129	1,411,761
Brightcove Inc.[a]	238,266	1,477,249
Carbonite Inc.[a]	145,168	1,422,646
Care.com Inc.[a]	19,910	142,556
ChannelAdvisor Corp.[a,b]	173,350	2,400,898
Cimpress NVa,b	258,977	21,013,394
comScore Inc.[a,b]	272,549	11,215,391
Constant Contact Inc.[a]	253,447	7,410,790
Cornerstone OnDemand Inc.[a,b]	425,232	14,683,261
Cvent Inc.[a]	184,968	6,457,233
Demandware Inc.[a,b]	263,127	14,200,964
DHI Group Inc.[a]	123,366	1,131,266
EarthLink Holdings Corp.	813,992	6,047,961
Endurance International Group Holdings Inc.[a,b]	462,218	5,052,043
Envestnet Inc.[a,b]	307,256	9,171,592
Everyday Health Inc.[a]	154,417	929,590
Five9 Inc.[a]	186,038	1,618,531
Gogo Inc.[a,b]	442,777	7,881,431
GrubHub Inc.[a,b]	593,040	14,351,568
GTT Communications Inc.[a,b]	194,416	3,316,737
Hortonworks Inc.[a,b]	59,268	1,297,969
Instructure Inc.[a]	14,059	292,708
Internap Corp.[a,b]	437,835	2,802,144
IntraLinks Holdings Inc.[a]	168,844	1,531,415
j2 Global Inc.	380,799	31,347,374
LivePerson Inc.[a]	454,428	3,067,389
LogMeIn Inc.[a,b]	195,032	13,086,647
Marin Software Inc.[a,b]	30,120	107,830
Marketo Inc.[a,b]	274,278	7,874,521
MaxPoint Interactive Inc.[a]	54,014	92,364
New Relic Inc.[a,b]	45,187	1,646,162
NIC Inc.	519,232	10,218,486

405

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2015

Security	Shares	Value

OPOWER Inc.[a,b]	204,517	$2,159,700
Q2 Holdings Inc.[a,b]	154,818	4,082,551
Quotient Technology Inc.[a,b]	484,238	3,302,503
Reis Inc.	42,887	1,017,709
RetailMeNot Inc.[a]	17,104	169,672
SciQuest Inc.[a]	123,124	1,596,918
Shutterstock Inc.[a,b]	155,566	5,031,004
SPS Commerce Inc.[a,b]	130,335	9,150,820
Stamps.com Inc.[a,b]	112,443	12,324,877
TechTarget Inc.[a]	43,717	351,048
Textura Corp.[a,b]	157,248	3,393,412
Travelzoo Inc.[a]	57,740	483,284
TrueCar Inc.[a,b]	383,825	3,661,690
Web.com Group Inc.[a,b]	348,080	6,965,081
WebMD Health Corp.[a,b]	298,239	14,404,944
Wix.com Ltd.[a,b]	149,182	3,393,890
Xactly Corp.[a,b]	46,595	397,455
XO Group Inc.[a]	210,689	3,383,665

		288,759,386
IT SERVICES — 3.82%
Blackhawk Network Holdings Inc.[a]	428,496	18,943,808
Cardtronics Inc.[a,b]	355,344	11,957,326
Cass Information Systems Inc.	51,860	2,668,716
CSG Systems International Inc.	258,064	9,285,143
Datalink Corp.[a]	11,039	75,065
EPAM Systems Inc.[a,b]	386,347	30,374,601
Euronet Worldwide Inc.[a,b]	409,889	29,688,260
EVERTEC Inc.	520,871	8,719,381
ExlService Holdings Inc.[a]	243,658	10,947,554
Forrester Research Inc.	80,685	2,297,909
Hackett Group Inc. (The)	191,049	3,070,157
Heartland Payment Systems Inc.	289,073	27,409,902
Lionbridge Technologies Inc.[a,b]	515,430	2,530,761
Luxoft Holding Inc.[a]	144,740	11,163,796
MAXIMUS Inc.	520,478	29,276,888
NeuStar Inc. Class Aa,b	123,121	2,951,210
Perficient Inc.[a]	191,160	3,272,659
PFSweb Inc.[a,b]	87,915	1,131,466

Security	Shares	Value

Science Applications International Corp.	363,244	$16,629,310
ServiceSource International Inc.[a,b]	269,815	1,243,847
Syntel Inc.[a,b]	248,516	11,245,349
TeleTech Holdings Inc.	71,293	1,989,788
Travelport Worldwide Ltd.[b]	588,891	7,596,694
Unisys Corp.[a,b]	252,472	2,789,816
Virtusa Corp.[a]	234,786	9,706,053

		256,965,459
LEISURE PRODUCTS — 0.40%
Arctic Cat Inc.	38,848	636,330
Black Diamond Inc.[a,b]	10,015	44,266
Escalade Inc.	19,503	258,415
JAKKS Pacific Inc.[a,b]	14,070	111,997
Malibu Boats Inc. Class Aa,b	139,860	2,289,508
Marine Products Corp.	79,449	479,872
MCBC Holdings Inc.[a]	37,265	510,531
Nautilus Inc.[a,b]	249,586	4,173,078
Performance Sports Group Ltd.[a]	24,667	237,543
Smith & Wesson Holding Corp.[a,b]	423,983	9,319,146
Sturm Ruger & Co. Inc.	148,339	8,842,488

		26,903,174
LIFE SCIENCES TOOLS & SERVICES — 1.17%
Accelerate Diagnostics Inc.[a,b]	171,887	3,693,852
Affymetrix Inc.[a,b]	170,320	1,718,529
Albany Molecular Research Inc.[a,b]	198,546	3,941,138
Cambrex Corp.[a,b]	246,788	11,621,247
Fluidigm Corp.[a,b]	225,925	2,442,249
Furiex Pharmaceuticals Inc.[a,b]	47,364	—
INC Research Holdings Inc.[a]	103,029	4,997,937
Luminex Corp.[a,b]	22,852	488,804
NanoString Technologies Inc.[a,b]	105,420	1,550,728
NeoGenomics Inc.[a,b]	427,642	3,365,543
Pacific Biosciences of California Inc.[a,b]	481,939	6,327,859
PAREXEL International Corp.[a,b]	435,800	29,686,696
PRA Health Sciences Inc.[a,b]	157,255	7,118,934
Sequenom Inc.[a,b]	928,944	1,523,468

		78,476,984

406

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2015

Security	Shares	Value

MACHINERY — 2.95%
Accuride Corp.[a]	279,889	$464,616
Albany International Corp. Class A	30,365	1,109,841
Altra Industrial Motion Corp.	167,969	4,212,663
American Railcar Industries Inc.[b]	17,701	819,202
Blount International Inc.[a,b]	383,410	3,761,252
Blue Bird Corp.[a]	40,072	406,330
CLARCOR Inc.	373,305	18,545,792
Commercial Vehicle Group Inc.[a]	235,067	648,785
Douglas Dynamics Inc.	42,601	897,603
EnPro Industries Inc.	108,092	4,738,753
FreightCar America Inc.	47,604	924,946
Global Brass & Copper Holdings Inc.	153,400	3,267,420
Gorman-Rupp Co. (The)	34,204	914,273
Greenbrier Companies Inc. (The)	207,684	6,774,652
Harsco Corp.	636,760	5,017,669
Hillenbrand Inc.	496,043	14,697,754
Hyster-Yale Materials Handling Inc.	20,961	1,099,404
John Bean Technologies Corp.	230,510	11,486,313
Kadant Inc.	13,947	566,388
Lindsay Corp.[b]	79,222	5,735,673
Lydall Inc.[a]	44,055	1,563,071
Meritor Inc.[a]	432,139	3,608,361
Milacron Holdings Corp.[a,b]	47,185	590,284
Miller Industries Inc./TN	4,941	107,615
Mueller Industries Inc.	304,747	8,258,644
Mueller Water Products Inc. Class A	1,273,727	10,954,052
Navistar International Corp.[a,b]	23,700	209,508
NN Inc.	212,558	3,388,175
Omega Flex Inc.	21,864	721,731
Proto Labs Inc.[a,b]	184,445	11,747,302
RBC Bearings Inc.a	184,589	11,922,603
Rexnord Corp.[a]	802,493	14,541,173
Standex International Corp.	74,279	6,176,299
Sun Hydraulics Corp.	180,597	5,730,343
Tennant Co.	134,863	7,587,392

Security	Shares	Value

Titan International Inc.	20,987	$82,689
TriMas Corp.[a]	21,937	409,125
Wabash National Corp.[a,b]	536,724	6,349,445
Woodward Inc.	355,672	17,662,671
Xerium Technologies Inc.[a]	87,469	1,036,508

		198,736,320
MARINE — 0.20%
Matson Inc.	315,598	13,453,943

		13,453,943
MEDIA — 1.40%
AMC Entertainment Holdings Inc. Class A	12,088	290,112
Carmike Cinemas Inc.[a]	9,931	227,817
Central European Media Enterprises Ltd. Class Aa,b	421,546	1,133,959
Crown Media Holdings Inc. Class Aa,b	232,526	1,304,471
Entravision Communications Corp. Class A	480,717	3,706,328
EW Scripps Co. (The) Class A	299,567	5,691,773
Global Eagle Entertainment Inc.[a,b]	368,205	3,634,183
Gray Television Inc.[a,b]	499,328	8,139,046
Hemisphere Media Group Inc.[a,b]	5,871	86,597
IMAX Corp.[a,b]	476,632	16,939,501
Journal Media Group Inc.	11,158	134,119
Loral Space & Communications Inc.[a,b]	103,393	4,209,129
MDC Partners Inc. Class A	94,529	2,053,170
National CineMedia Inc.	119,260	1,873,575
New York Times Co. (The) Class A	219,892	2,950,951
Nexstar Broadcasting Group Inc. Class A	246,597	14,475,244
Reading International Inc. Class Aa	29,118	381,737
Rentrak Corp.[a]	92,183	4,381,458
SFX Entertainment Inc.[a,b]	161,400	30,682
Sinclair Broadcast Group Inc. Class Ab	522,783	17,011,359
Tribune Publishing Co.	114,582	1,056,446
World Wrestling Entertainment Inc. Class Ab	239,046	4,264,581

		93,976,238
METALS & MINING — 0.26%
Century Aluminum Co.[a,b]	24,244	107,158
Ferroglobe PLC	512,627	5,510,740

407

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2015

Security	Shares	Value

Handy & Harman Ltd.[a]	4,715	$96,705
Haynes International Inc.	6,408	235,110
Kaiser Aluminum Corp.	45,620	3,816,569
Olympic Steel Inc.	16,981	196,640
Real Industry Inc.[a,b]	122,469	983,426
Ryerson Holding Corp.[a,b]	15,454	72,170
Stillwater Mining Co.[a,b]	311,430	2,668,955
SunCoke Energy Inc.	371,563	1,289,324
Worthington Industries Inc.	88,734	2,674,443

		17,651,240
MULTILINE RETAIL — 0.61%
Big Lots Inc.	390,915	15,065,864
Burlington Stores Inc.[a]	533,796	22,899,848
Ollie’s Bargain Outlet Holdings Inc.[a,b]	59,735	1,016,092
Tuesday Morning Corp.[a,b]	283,923	1,845,500

		40,827,304
OIL, GAS & CONSUMABLE FUELS — 0.88%
Carrizo Oil & Gas Inc.[a,b]	24,355	720,421
Delek U.S. Holdings Inc.	252,104	6,201,758
Energy Fuels Inc./Canada[a,b]	191,943	566,232
Erin Energy Corp.[a,b]	16,399	52,477
Evolution Petroleum Corp.	192,818	927,455
Gener8 Maritime Inc.[a,b]	6,700	63,315
Hallador Energy Co.	22,354	101,934
Isramco Inc.[a]	6,955	621,151
Matador Resources Co.[a,b]	342,749	6,776,148
Panhandle Oil and Gas Inc. Class A	60,271	973,979
Par Pacific Holdings Inc.[a,b]	116,276	2,737,137
Parsley Energy Inc. Class Aa,b	260,457	4,805,432
SemGroup Corp. Class A	347,827	10,038,287
Solazyme Inc.[a,b]	640,210	1,587,721
Synergy Resources Corp.[a,b]	87,768	747,783
Ultra Petroleum Corp.[a,b]	592,911	1,482,277
Uranium Energy Corp.[a,b]	782,412	829,357
Western Refining Inc.	561,737	20,009,072

		59,241,936
PAPER & FOREST PRODUCTS — 0.91%
Boise Cascade Co.[a]	260,636	6,654,037
Clearwater Paper Corp.[a]	140,694	6,405,798
Deltic Timber Corp.	86,977	5,120,336

Security	Shares	Value

KapStone Paper and Packaging Corp.	671,939	$15,179,102
Louisiana-Pacific Corp.[a]	1,034,078	18,623,745
Neenah Paper Inc.	72,638	4,534,790
Schweitzer-Mauduit International Inc.	42,203	1,772,104
Wausau Paper Corp.	303,918	3,109,081

		61,398,993
PERSONAL PRODUCTS — 0.19%
Inter Parfums Inc.	54,323	1,293,974
Medifast Inc.	85,709	2,603,839
Natural Health Trends Corp.[b]	61,779	2,071,450
Revlon Inc. Class Aa,b	24,900	693,216
Synutra International Inc.[a,b]	144,595	681,043
USANA Health Sciences Inc.[a,b]	44,527	5,688,324

		13,031,846
PHARMACEUTICALS — 3.56%
Aclaris Therapeutics Inc.	40,696	1,096,350
Aerie Pharmaceuticals Inc.[a,b]	161,312	3,927,947
Agile Therapeutics Inc.[a]	81,776	798,134
Alimera Sciences Inc.[a,b]	238,342	576,788
Amphastar Pharmaceuticals Inc.[a,b]	169,574	2,413,038
ANI Pharmaceuticals Inc.[a,b]	62,933	2,839,852
Aratana Therapeutics Inc.[a,b]	213,806	1,193,037
Assembly Biosciences Inc.[a]	105,332	791,043
BioDelivery Sciences International Inc.[a,b]	361,954	1,733,760
Carbylan Therapeutics Inc.[a,b]	96,426	349,062
Catalent Inc.[a,b]	659,799	16,514,769
Cempra Inc.[a,b]	250,918	7,811,077
Collegium Pharmaceutical Inc.[a,b]	52,302	1,438,305
Corcept Therapeutics Inc.[a,b]	498,068	2,480,379
Corium International Inc.[a,b]	83,676	679,449
Depomed Inc.[a,b]	455,589	8,259,829
Dermira Inc.[a]	43,344	1,500,136
DURECT Corp.[a,b]	879,697	1,944,130
Flex Pharma Inc.[a,b]	42,692	531,515
Foamix Pharmaceuticals Ltd.[a,b]	176,989	1,435,381
Heska Corp.[a]	44,593	1,724,857
Impax Laboratories Inc.[a]	566,092	24,206,094
Intersect ENT Inc.[a,b]	131,030	2,948,175
Intra-Cellular Therapies Inc.[a,b]	210,304	11,312,252
Lannett Co. Inc.[a,b]	210,222	8,434,107

408

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2015

Security	Shares	Value

Medicines Co. (The)[a,b]	52,875	$1,974,352
MyoKardia Inc.[a]	44,265	648,925
Nektar Therapeutics[a,b]	1,037,234	17,477,393
Neos Therapeutics Inc.[a,b]	38,530	551,750
Ocular Therapeutix Inc.[a,b]	117,419	1,100,216
Omeros Corp.[a,b]	279,045	4,389,378
Pacira Pharmaceuticals Inc./DEa,b	287,687	22,091,485
Paratek Pharmaceuticals Inc.[a,b]	95,381	1,809,378
Pernix Therapeutics Holdings Inc.[a,b]	340,800	1,005,360
Phibro Animal Health Corp.	138,503	4,173,095
POZEN Inc.[a]	226,085	1,544,161
Prestige Brands Holdings Inc.[a,b]	412,935	21,257,894
Relypsa Inc.[a,b]	257,761	7,304,947
Revance Therapeutics Inc.[a,b]	144,819	4,947,017
Sagent Pharmaceuticals Inc.[a]	177,104	2,817,725
SciClone Pharmaceuticals Inc.[a]	393,929	3,624,147
Sucampo Pharmaceuticals Inc. Class Aa,b	197,232	3,410,141
Supernus Pharmaceuticals Inc.[a,b]	272,908	3,667,883
Teligent Inc.[a,b]	329,701	2,934,339
Tetraphase Pharmaceuticals Inc.[a,b]	283,417	2,842,672
TherapeuticsMD Inc.[a,b]	1,004,114	10,412,662
Theravance Inc.[b]	584,290	6,158,417
VIVUS Inc.[a,b]	812,422	828,670
XenoPort Inc.[a,b]	470,550	2,583,319
Zogenix Inc.[a,b]	193,870	2,857,644
Zynerba Pharmaceuticals Inc.[a,b]	24,938	251,126

		239,603,562
PROFESSIONAL SERVICES — 1.76%
Advisory Board Co. (The)[a,b]	334,707	16,604,814
Barrett Business Services Inc.	57,435	2,500,720
CEB Inc.	264,007	16,207,390
Exponent Inc.	194,409	9,710,730
Franklin Covey Co.[a,b]	10,059	168,388
FTI Consulting Inc.[a,b]	26,747	927,051

Security	Shares	Value

GP Strategies Corp.[a,b]	104,623	$2,627,083
Heidrick & Struggles International Inc.	7,464	203,170
Huron Consulting Group Inc.[a,b]	22,124	1,314,166
Insperity Inc.	152,740	7,354,431
Kforce Inc.	195,078	4,931,572
Korn/Ferry International	217,008	7,200,325
Mistras Group Inc.[a]	76,639	1,463,038
On Assignment Inc.[a]	408,121	18,345,039
Resources Connection Inc.	54,555	891,429
RPX Corp.[a]	54,067	594,737
TriNet Group Inc.[a,b]	299,957	5,804,168
TrueBlue Inc.[a]	330,437	8,512,057
Volt Information Sciences Inc.[a,b]	47,792	389,027
WageWorks Inc.[a,b]	283,001	12,839,755

		118,589,090
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.04%
Alexander’s Inc.[b]	15,462	5,939,109
American Assets Trust Inc.[b]	261,218	10,017,710
CareTrust REIT Inc.[b]	378,693	4,146,688
CoreSite Realty Corp.	191,685	10,872,373
CubeSmart[b]	1,030,376	31,550,113
CyrusOne Inc.[b]	479,460	17,955,777
DuPont Fabros Technology Inc.[b]	176,055	5,596,789
Easterly Government Properties Inc.	107,210	1,841,868
EastGroup Properties Inc.[b]	50,196	2,791,400
Equity One Inc.	50,060	1,359,129
Inland Real Estate Corp.	219,762	2,333,872
LTC Properties Inc.	16,741	722,207
National Health Investors Inc.[b]	101,535	6,180,436
National Storage Affiliates Trust[b]	168,931	2,893,788
Potlatch Corp.[b]	233,193	7,051,756
PS Business Parks Inc.[b]	15,819	1,383,055
QTS Realty Trust Inc. Class Ab	210,311	9,487,129
RLJ Lodging Trust[b]	383,009	8,284,485

409

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2015

Security	Shares	Value

Ryman Hospitality Properties Inc.[b]	343,152	$17,720,369
Sabra Health Care REIT Inc.[b]	76,220	1,541,931
Saul Centers Inc.[b]	66,954	3,432,732
Sovran Self Storage Inc.	245,321	26,325,397
Sun Communities Inc.	63,193	4,330,616
Universal Health Realty Income Trust[b]	86,129	4,307,311
Urban Edge Properties[b]	700,403	16,424,450
Urstadt Biddle Properties Inc. Class A	26,043	501,067

		204,991,557
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.12%
Altisource Asset Management Corp.[a]	5,817	99,820
Altisource Portfolio Solutions SAa,b	103,965	2,891,267
Consolidated-Tomoka Land Co.	10,367	546,444
Kennedy-Wilson Holdings Inc.	68,144	1,640,907
Marcus & Millichap Inc.[a,b]	107,762	3,140,185

		8,318,623
ROAD & RAIL — 0.64%
ArcBest Corp.	66,237	1,416,809
Celadon Group Inc.	151,025	1,493,637
Covenant Transportation Group Inc. Class Aa,b	86,796	1,639,577
Heartland Express Inc.[b]	396,759	6,752,838
Knight Transportation Inc.	495,347	12,002,258
Marten Transport Ltd.	19,063	337,415
PAM Transportation Services Inc.[a]	23,916	659,842
Roadrunner Transportation Systems Inc.[a]	87,381	824,003
Saia Inc.[a,b]	198,826	4,423,879
Swift Transportation Co.[a,b]	697,579	9,640,542
Universal Truckload Services Inc.	42,584	597,879
USA Truck Inc.[a]	28,220	492,439
Werner Enterprises Inc.	84,799	1,983,449
YRC Worldwide Inc.[a,b]	50,430	715,097

		42,979,664

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.95%
Advanced Energy Industries Inc.[a]	175,453	$4,953,038
Advanced Micro Devices Inc.[a,b]	2,225,747	6,387,894
Ambarella Inc.[a,b]	246,964	13,765,773
Applied Micro Circuits Corp.[a,b]	169,470	1,079,524
Cabot Microelectronics Corp.[a]	164,860	7,217,571
Cascade Microtech Inc.[a]	84,977	1,380,876
Cavium Inc.[a,b]	436,751	28,698,908
CEVA Inc.[a,b]	78,787	1,840,464
Cirrus Logic Inc.[a,b]	500,054	14,766,595
Entegris Inc.[a,b]	645,381	8,564,206
Exar Corp.[a]	55,440	339,847
FormFactor Inc.[a]	210,418	1,893,762
Inphi Corp.[a,b]	302,123	8,163,363
Integrated Device Technology Inc.[a]	1,171,995	30,882,068
Lattice Semiconductor Corp.[a,b]	225,232	1,457,251
M/A-COM Technology Solutions Holdings Inc.[a,b]	185,738	7,594,827
Mattson Technology Inc.[a]	585,600	2,067,168
MaxLinear Inc. Class Aa,b	406,808	5,992,282
Microsemi Corp.[a,b]	751,684	24,497,382
Monolithic Power Systems Inc.	311,882	19,870,002
NVE Corp.	17,278	970,678
PDF Solutions Inc.[a]	200,647	2,175,013
PMC-Sierra Inc.[a]	479,096	5,567,096
Power Integrations Inc.	154,354	7,506,235
Rambus Inc.[a,b]	914,721	10,601,616
Rudolph Technologies Inc.[a,b]	38,280	544,342
Semtech Corp.[a,b]	179,432	3,394,853
Silicon Laboratories Inc.[a,b]	238,766	11,589,702
Synaptics Inc.[a,b]	290,941	23,374,200
Tessera Technologies Inc.	253,855	7,618,189
Xcerra Corp.[a,b]	185,878	1,124,562

		265,879,287

410

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2015

Security	Shares	Value

SOFTWARE — 8.24%
A10 Networks Inc.[a,b]	264,995	$1,738,367
ACI Worldwide Inc.[a,b]	922,060	19,732,084
American Software Inc./GA Class A	33,251	338,495
Aspen Technology Inc.[a,b]	674,425	25,466,288
AVG Technologies NVa	323,373	6,483,629
Barracuda Networks Inc.[a]	64,492	1,204,711
Blackbaud Inc.	370,386	24,393,622
Bottomline Technologies de Inc.[a]	273,227	8,123,039
BroadSoft Inc.[a,b]	229,551	8,116,923
Callidus Software Inc.[a,b]	436,359	8,103,187
Code Rebel Corp.[a,b]	8,516	22,823
CommVault Systems Inc.[a,b]	356,861	14,042,480
Digimarc Corp.[a,b]	55,271	2,017,944
Digital Turbine Inc.[a,b]	410,714	546,250
Ebix Inc.[b]	212,077	6,954,005
Ellie Mae Inc.[a,b]	231,775	13,959,808
Epiq Systems Inc.	95,469	1,247,780
Fair Isaac Corp.	245,265	23,099,058
FleetMatics Group PLC[a,b]	301,527	15,314,556
Gigamon Inc.[a,b]	215,792	5,733,593
Globant SAa,b	121,734	4,566,242
Glu Mobile Inc.[a,b]	489,198	1,188,751
Guidance Software Inc.[a,b]	151,489	911,964
Guidewire Software Inc.[a,b]	554,319	33,347,831
HubSpot Inc.[a,b]	148,808	8,379,379
Imperva Inc.[a,b]	209,143	13,240,843
Infoblox Inc.[a,b]	472,727	8,693,450
Interactive Intelligence Group Inc.[a,b]	137,128	4,308,562
Jive Software Inc.[a,b]	364,092	1,485,495
Manhattan Associates Inc.[a,b]	582,866	38,568,243
MicroStrategy Inc. Class Aa,b	73,548	13,186,421
MobileIron Inc.[a,b]	304,327	1,098,620
Model N Inc.[a]	163,705	1,826,948
Monotype Imaging Holdings Inc.	317,970	7,516,811
Park City Group Inc.[a,b]	77,804	926,646
Paycom Software Inc.[a,b]	250,091	9,410,924
Paylocity Holding Corp.[a,b]	123,188	4,995,273
Pegasystems Inc.	281,695	7,746,613
Proofpoint Inc.[a,b]	311,076	20,223,051

Security	Shares	Value

PROS Holdings Inc.[a,b]	189,746	$4,371,748
QAD Inc. Class A	20,773	426,262
Qlik Technologies Inc.[a]	721,426	22,840,347
Qualys Inc.[a,b]	196,560	6,504,170
Rapid7 Inc.[a,b]	48,327	731,188
RealPage Inc.[a,b]	415,869	9,336,259
RingCentral Inc. Class Aa	422,768	9,968,869
Rubicon Project Inc. (The)[a,b]	205,612	3,382,317
Sapiens International Corp. NV	145,736	1,486,507
Silver Spring Networks Inc.[a,b]	268,530	3,869,517
Synchronoss Technologies Inc.[a,b]	305,981	10,779,711
Take-Two Interactive Software Inc.[a,b]	345,692	12,043,909
Tangoe Inc.[a,b]	309,743	2,598,744
TiVo Inc.[a,b]	766,323	6,613,368
TubeMogul Inc.[a,b]	121,989	1,659,050
Tyler Technologies Inc.[a]	265,997	46,368,597
Varonis Systems Inc.[a,b]	70,152	1,318,858
VASCO Data Security International Inc.[a,b]	231,750	3,877,178
Verint Systems Inc.[a]	457,724	18,565,285
VirnetX Holding Corp.[a,b]	356,635	916,552
Workiva Inc.[a]	57,482	1,009,959
Xura Inc.[a,b]	180,678	4,441,065
Zendesk Inc.[a,b]	424,082	11,212,728
Zix Corp.[a,b]	461,767	2,345,776

		554,928,673
SPECIALTY RETAIL — 3.06%
America’s Car-Mart Inc./TXa,b	11,859	316,517
American Eagle Outfitters Inc.	1,365,520	21,165,560
Asbury Automotive Group Inc.[a]	200,657	13,532,308
Ascena Retail Group Inc.[a,b]	245,085	2,414,087
Boot Barn Holdings Inc.[a,b]	93,476	1,148,820
Buckle Inc. (The)[b]	224,703	6,916,358
Build-A-Bear Workshop Inc.[a]	7,331	89,731
Caleres Inc.	30,455	816,803
Cato Corp. (The) Class A	35,846	1,319,850
Chico’s FAS Inc.	1,135,756	12,118,517
Children’s Place Inc. (The)	43,339	2,392,313
Citi Trends Inc.	7,076	150,365
Container Store Group Inc. (The)[a,b]	129,470	1,061,654
Destination XL Group Inc.[a,b]	60,624	334,644

411

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2015

Security	Shares	Value

Express Inc.[a,b]	603,142	$10,422,294
Finish Line Inc. (The) Class A	100,704	1,820,728
Five Below Inc.[a,b]	429,332	13,781,557
Francesca’s Holdings Corp.[a]	336,584	5,859,927
Group 1 Automotive Inc.	39,342	2,978,189
Hibbett Sports Inc.[a,b]	180,424	5,456,022
Kirkland’s Inc.	135,642	1,966,809
Lithia Motors Inc. Class A	179,762	19,175,213
MarineMax Inc.[a]	102,823	1,894,000
Mattress Firm Holding Corp.[a,b]	162,803	7,265,898
Men’s Wearhouse Inc. (The)	382,835	5,620,018
Monro Muffler Brake Inc.	251,131	16,629,895
Outerwall Inc.[b]	136,778	4,997,868
Party City Holdco Inc.[a,b]	202,132	2,609,524
Pier 1 Imports Inc.	708,814	3,607,863
Restoration Hardware Holdings Inc.[a,b]	263,698	20,950,806
Select Comfort Corp.[a,b]	414,022	8,864,211
Sportsman’s Warehouse Holdings Inc.[a,b]	57,190	737,751
Tile Shop Holdings Inc.[a,b]	215,594	3,535,742
Vitamin Shoppe Inc.[a]	13,917	455,086
Winmark Corp.	17,379	1,616,421
Zumiez Inc.[a,b]	126,483	1,912,423

		205,935,772
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.97%
Avid Technology Inc.[a,b]	160,031	1,166,626
CPI Card Group Inc.[a]	104,921	1,118,458
Cray Inc.[a,b]	322,319	10,459,252
Diebold Inc.	511,309	15,385,288
Eastman Kodak Co.[a,b]	137,053	1,718,645
Electronics For Imaging Inc.[a,b]	369,787	17,283,844
Immersion Corp.[a,b]	223,357	2,604,343
Nimble Storage Inc.[a]	401,752	3,696,118
Pure Storage Inc. Class Aa,b	145,569	2,266,509
Silicon Graphics International Corp.[a,b]	275,685	1,626,542
Super Micro Computer Inc.[a,b]	290,867	7,129,150
Violin Memory Inc.[a,b]	711,137	640,094

		65,094,869

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 1.21%
Cherokee Inc.[a]	60,406	$1,042,003
Columbia Sportswear Co.	158,690	7,737,724
Crocs Inc.[a,b]	469,719	4,809,923
Culp Inc.	80,757	2,056,881
Deckers Outdoor Corp.[a,b]	147,697	6,971,298
G-III Apparel Group Ltd.[a,b]	314,784	13,932,340
Oxford Industries Inc.	115,992	7,402,609
Sequential Brands Group Inc.[a,b]	223,468	1,767,632
Steven Madden Ltd.[a,b]	443,581	13,405,018
Superior Uniform Group Inc.	58,270	989,425
Tumi Holdings Inc.[a,b]	441,504	7,342,212
Unifi Inc.[a]	6,854	192,940
Vince Holding Corp.[a,b]	120,574	552,229
Wolverine World Wide Inc.	813,608	13,595,390

		81,797,624
THRIFTS & MORTGAGE FINANCE — 0.63%
BofI Holding Inc.a,b	486,480	10,240,404
Essent Group Ltd.[a]	440,101	9,633,811
HomeStreet Inc.[a]	53,761	1,167,151
IMPAC Mortgage Holdings Inc.[a,b]	61,752	1,111,536
LendingTree Inc.[a,b]	49,511	4,420,342
Meridian Bancorp. Inc.	62,647	883,323
MGIC Investment Corp.[a,b]	1,204,924	10,639,479
Stonegate Mortgage Corp.[a,b]	22,605	123,197
United Financial Bancorp. Inc.	71,752	924,166
Walker & Dunlop Inc.[a,b]	104,387	3,007,390
WSFS Financial Corp.	12,612	408,124

		42,558,923
TOBACCO — 0.24%
Vector Group Ltd.[b]	676,621	15,961,489

		15,961,489
TRADING COMPANIES & DISTRIBUTORS — 0.35%
Applied Industrial Technologies Inc.	126,098	5,105,708
Beacon Roofing Supply Inc.[a]	97,703	4,023,410
BMC Stock Holdings Inc.[a,b]	296,210	4,961,517
DXP Enterprises Inc.[a,b]	29,788	679,166

412

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2015

Security	Shares	Value

H&E Equipment Services Inc.	248,050	$4,335,914
Kaman Corp.	17,428	711,237
Lawson Products Inc./DEa	32,564	760,369
Neff Corp.[a,b]	30,243	231,661
Univar Inc.[a,b]	151,751	2,581,285

		23,390,267
WATER UTILITIES — 0.02%
American States Water Co.	24,898	1,044,471
York Water Co. (The)	8,729	217,701

		1,262,172

WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Boingo Wireless Inc.[a,b]	156,639	1,036,950
Leap Wireless International Inc.	88,918	224,074
Shenandoah Telecommunications Co.	164,805	7,094,855

		8,355,879

TOTAL COMMON STOCKS (Cost: $7,324,078,441)		6,722,802,526

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	39,666	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 25.24%

MONEY MARKET FUNDS — 25.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	1,613,266,777	1,613,266,777
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	80,954,918	80,954,918
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	4,570,843	4,570,843

		1,698,792,538

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,698,792,538)		1,698,792,538

_	Value

TOTAL INVESTMENTS IN SECURITIES — 125.11% (Cost: $9,022,870,979)	$8,421,595,064
Other Assets, Less Liabilities — (25.11)%	(1,690,277,218)

NET ASSETS — 100.00%	$6,731,317,846

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

413

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2015

Open futures contracts as of December 31, 2015 were as follows:
Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	39	Mar. 2016	ICE Markets Equity	$4,412,850	$(1,699)

See accompanying notes to schedules of investments.

414

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.60%

AEROSPACE & DEFENSE — 2.10%
AAR Corp.	248,338	$6,528,806
Aerojet Rocketdyne Holdings Inc.[a,b]	234,477	3,671,909
Aerovironment Inc.[a,b]	137,342	4,047,469
American Science & Engineering Inc.	51,589	2,134,753
Cubic Corp.	152,079	7,185,733
Curtiss-Wright Corp.	314,973	21,575,650
DigitalGlobe Inc.[a,b]	507,404	7,945,947
Ducommun Inc.[a]	77,412	1,255,623
Engility Holdings Inc.	126,222	4,099,690
Esterline Technologies Corp.[a]	207,111	16,775,991
Keyw Holding Corp. (The)[a,b]	230,565	1,388,001
KLX Inc.[a]	369,579	11,379,337
Kratos Defense & Security Solutions Inc.[a,b]	312,508	1,281,283
Moog Inc. Class Aa,b	233,584	14,155,190
National Presto Industries Inc.	34,366	2,847,567
Sparton Corp.[a]	29,330	586,307
Teledyne Technologies Inc.[a]	184,051	16,325,324
Vectrus Inc.[a]	5,181	108,231

		123,292,811
AIR FREIGHT & LOGISTICS — 0.32%
Air Transport Services Group Inc.[a]	372,391	3,753,701
Atlas Air Worldwide Holdings Inc.[a,b]	176,204	7,284,274
Hub Group Inc. Class Aa	22,343	736,202
Radiant Logistics Inc.[a,b]	13,161	45,142
UTi Worldwide Inc.[a]	646,937	4,547,967
XPO Logistics Inc.[a,b]	89,464	2,437,894

		18,805,180
AIRLINES — 0.15%
Republic Airways Holdings Inc.[a]	351,373	1,380,896
SkyWest Inc.	361,608	6,877,784
Virgin America Inc.[a,b]	11,146	401,367

		8,660,047
AUTO COMPONENTS — 0.78%
Cooper Tire & Rubber Co.	358,822	13,581,413
Cooper-Standard Holding Inc.[a,b]	88,567	6,871,913
Dana Holding Corp.	502,532	6,934,942

Security	Shares	Value

Federal-Mogul Holdings Corp.[a,b]	220,069	$1,507,473
Horizon Global Corp.[a]	116,990	1,213,186
Metaldyne Performance Group Inc.	35,657	653,949
Modine Manufacturing Co.a	332,940	3,013,107
Motorcar Parts of America Inc.[a]	10,028	339,047
Standard Motor Products Inc.	140,266	5,337,121
Strattec Security Corp.	20,874	1,179,172
Superior Industries International Inc.	165,897	3,055,823
Tower International Inc.	66,038	1,886,706

		45,573,852
AUTOMOBILES — 0.01%
Winnebago Industries Inc.	17,987	357,941

		357,941
BANKS — 17.38%
1st Source Corp.	115,692	3,571,412
Access National Corp.	51,412	1,051,890
Allegiance Bancshares Inc.[a,b]	21,005	496,768
American National Bankshares Inc.	60,187	1,541,389
Ameris Bancorp.	224,911	7,644,725
Ames National Corp.	65,238	1,584,631
Arrow Financial Corp.	77,327	2,100,975
Banc of California Inc.	256,172	3,745,235
BancFirst Corp.	51,591	3,024,264
Banco Latinoamericano de Comercio Exterior SA Class E	210,550	5,459,561
Bancorp. Inc. (The)[a,b]	232,597	1,481,643
BancorpSouth Inc.	676,800	16,236,432
Bank of Marin Bancorp.	41,174	2,198,692
Banner Corp.	146,345	6,711,382
Bar Harbor Bankshares	41,982	1,445,020
BBCN Bancorp. Inc.	557,982	9,608,450
Berkshire Hills Bancorp. Inc.	206,487	6,010,837
Blue Hills Bancorp. Inc.	198,789	3,043,460
BNC Bancorp.	180,995	4,593,653
Boston Private Financial Holdings Inc.	579,975	6,576,916
Bridge Bancorp. Inc.	105,535	3,211,430
Bryn Mawr Bank Corp.	126,380	3,629,634
C1 Financial Inc.a	42,410	1,026,746
Camden National Corp.	53,089	2,340,694

415

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2015

Security	Shares	Value

Capital Bank Financial Corp. Class Ab	148,740	$4,756,705
Capital City Bank Group Inc.	74,180	1,138,663
Cardinal Financial Corp.	211,373	4,808,736
Cascade Bancorp.[a]	213,200	1,294,124
Cathay General Bancorp.	560,159	17,549,781
CenterState Banks Inc.	320,609	5,017,531
Central Pacific Financial Corp.	163,327	3,596,461
Century Bancorp. Inc./MA Class A	23,977	1,042,040
Chemical Financial Corp.	237,366	8,134,533
Citizens & Northern Corp.	84,152	1,767,192
City Holding Co.[b]	106,779	4,873,394
CNB Financial Corp./PA	99,362	1,791,497
CoBiz Financial Inc.	256,772	3,445,880
Columbia Banking System Inc.	404,508	13,150,555
Community Bank System Inc.	299,779	11,973,173
Community Trust Bancorp. Inc.	108,007	3,775,925
CommunityOne Bancorp.[a,b]	88,603	1,193,482
ConnectOne Bancorp. Inc.	211,648	3,955,701
CU Bancorp.[a,b]	117,112	2,969,960
Customers Bancorp. Inc.[a,b]	187,693	5,109,003
CVB Financial Corp.	745,050	12,606,246
Eagle Bancorp. Inc.[a,b]	52,146	2,631,809
Enterprise Bancorp. Inc./MA	52,595	1,201,796
Enterprise Financial Services Corp.	140,327	3,978,270
Equity Bancshares Inc. Class Aa	15,675	366,638
Farmers Capital Bank Corp.[a]	52,646	1,427,233
FCB Financial Holdings Inc. Class Aa	196,118	7,019,063
Fidelity Southern Corp.	122,080	2,723,605
Financial Institutions Inc.	97,773	2,737,644
First Bancorp. Inc./ME	75,452	1,544,502
First BanCorp./Puerto Rico[a]	830,104	2,697,838
First Bancorp./Southern Pines NC	136,190	2,552,201
First Busey Corp.	170,127	3,509,720
First Business Financial Services Inc.	62,439	1,561,599
First Citizens BancShares Inc./NC Class A	54,029	13,948,667

Security	Shares	Value

First Commonwealth Financial Corp.	622,458	$5,645,694
First Community Bancshares Inc./VA	116,291	2,166,501
First Connecticut Bancorp. Inc./Farmington CT	110,636	1,926,173
First Financial Bancorp.	434,150	7,845,090
First Financial Bankshares Inc.[b]	188,236	5,679,080
First Financial Corp./IN	76,252	2,590,280
First Interstate BancSystem Inc.	137,551	3,998,608
First Merchants Corp.	263,784	6,705,389
First Midwest Bancorp. Inc./IL	546,843	10,078,316
First NBC Bank Holding Co.[a]	107,365	4,014,377
First of Long Island Corp. (The)	84,388	2,531,640
FirstMerit Corp.	1,161,941	21,670,200
Flushing Financial Corp.	206,489	4,468,422
FNB Corp./PA	1,224,615	16,336,364
Franklin Financial Network Inc.[a,b]	38,728	1,215,285
Fulton Financial Corp.	1,238,614	16,114,368
German American Bancorp. Inc.	91,456	3,047,314
Glacier Bancorp. Inc.	529,552	14,049,015
Great Southern Bancorp. Inc.	73,970	3,347,882
Great Western Bancorp. Inc.	289,509	8,401,551
Green Bancorp. Inc.[a]	99,011	1,037,635
Guaranty Bancorp.	102,222	1,690,752
Hampton Roads Bankshares Inc.[a,b]	255,182	469,535
Hancock Holding Co.	545,098	13,720,117
Hanmi Financial Corp.	223,438	5,299,949
Heartland Financial USA Inc.	132,854	4,166,301
Heritage Commerce Corp.	167,936	2,008,515
Heritage Financial Corp./WA	213,003	4,012,977
Heritage Oaks Bancorp.	168,197	1,347,258
Hilltop Holdings Inc.a,b	345,680	6,643,970
Home BancShares Inc./AR	73,939	2,996,008
HomeTrust Bancshares Inc.[a]	133,897	2,711,414
Horizon Bancorp./IN	79,000	2,208,840
IBERIABANK Corp.	267,685	14,741,413
Independent Bank Corp./MI	160,198	2,439,816
Independent Bank Corp./Rockland MA	183,733	8,547,259
Independent Bank Group Inc.	67,396	2,156,672

416

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2015

Security	Shares	Value

International Bancshares Corp.	379,502	$9,753,201
Investors Bancorp. Inc.	2,443,826	30,401,195
Lakeland Bancorp. Inc.	261,532	3,083,462
Lakeland Financial Corp.	116,442	5,428,526
LegacyTexas Financial Group Inc.	332,439	8,317,624
Live Oak Bancshares Inc.[b]	33,175	471,085
MainSource Financial Group Inc.	152,206	3,482,473
MB Financial Inc.	526,597	17,045,945
Mercantile Bank Corp.	116,582	2,860,922
Merchants Bancshares Inc./VT	34,327	1,080,957
Metro Bancorp. Inc.	84,318	2,645,899
MidWestOne Financial Group Inc.	55,109	1,675,865
National Bank Holdings Corp. Class A	211,666	4,523,302
National Bankshares Inc.	47,980	1,705,209
National Commerce Corp.[a]	42,797	1,072,065
National Penn Bancshares Inc.	982,432	12,113,387
NBT Bancorp. Inc.	309,714	8,634,826
NewBridge Bancorp.	249,561	3,039,653
OFG Bancorp.	316,264	2,315,052
Old National Bancorp./IN	818,714	11,101,762
Old Second Bancorp. Inc.[a]	204,072	1,599,924
Opus Bank	72,553	2,682,284
Pacific Continental Corp.	134,639	2,003,428
Pacific Premier Bancorp. Inc.[a,b]	152,227	3,234,824
Park National Corp.	91,822	8,308,055
Park Sterling Corp.	310,471	2,272,648
Peapack Gladstone Financial Corp.	106,853	2,203,309
Penns Woods Bancorp. Inc.	33,025	1,402,242
People’s Utah Bancorp.	19,885	342,221
Peoples Bancorp. Inc./OH	128,149	2,414,327
Peoples Financial Services Corp.	52,083	1,983,321
Pinnacle Financial Partners Inc.	232,605	11,946,593
Preferred Bank/Los Angeles CA	82,938	2,738,613
PrivateBancorp. Inc.	550,943	22,599,682

Security	Shares	Value

Prosperity Bancshares Inc.	490,888	$23,493,900
QCR Holdings Inc.	81,743	1,985,537
Renasant Corp.	261,557	9,000,176
Republic Bancorp. Inc./KY Class A	68,551	1,810,432
S&T Bancorp. Inc.	245,230	7,557,989
Sandy Spring Bancorp. Inc.	173,026	4,664,781
Seacoast Banking Corp. of Florida[a]	165,788	2,483,504
ServisFirst Bancshares Inc.[b]	156,276	7,427,798
Sierra Bancorp.	81,459	1,437,751
Simmons First National Corp. Class A	209,350	10,752,216
South State Corp.	160,138	11,521,929
Southside Bancshares Inc.	177,542	4,264,559
Southwest Bancorp. Inc.	131,297	2,295,072
State Bank Financial Corp.	250,443	5,266,816
Sterling Bancorp./DE	839,908	13,623,308
Stock Yards Bancorp. Inc.	104,189	3,937,302
Stonegate Bank	77,663	2,552,006
Suffolk Bancorp.	80,954	2,295,046
Sun Bancorp. Inc./NJa,b	67,568	1,394,604
Talmer Bancorp. Inc. Class A	358,038	6,484,068
Texas Capital Bancshares Inc.[a,b]	298,137	14,733,931
Tompkins Financial Corp.	104,561	5,872,146
TowneBank/Portsmouth VA	318,304	6,643,004
TriCo Bancshares	159,909	4,387,903
Tristate Capital Holdings Inc.[a,b]	146,750	2,053,033
Triumph Bancorp. Inc.[a,b]	104,539	1,724,894
Trustmark Corp.	472,850	10,894,464
UMB Financial Corp.	276,045	12,849,895
Umpqua Holdings Corp.	1,545,674	24,576,217
Union Bankshares Corp.	317,642	8,017,284
United Bankshares Inc./WV	486,793	18,006,473
United Community Banks Inc./GA	375,677	7,321,945
Univest Corp. of Pennsylvania	137,060	2,859,072
Valley National Bancorp.	1,630,028	16,055,776

417

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2015

Security	Shares	Value

Washington Trust Bancorp. Inc.	104,312	$4,122,410
Webster Financial Corp.	636,212	23,660,724
WesBanco Inc.	268,618	8,063,912
West Bancorp. Inc.	110,662	2,185,575
Westamerica Bancorp.[b]	179,691	8,400,554
Western Alliance Bancorp.[a,b]	294,316	10,554,172
Wilshire Bancorp. Inc.	493,885	5,704,372
Wintrust Financial Corp.	332,421	16,129,067
Yadkin Financial Corp.	178,041	4,481,292

		1,018,247,776
BEVERAGES — 0.02%
Coca-Cola Bottling Co. Consolidated	2,965	541,142
Craft Brew Alliance Inc.[a,b]	49,269	412,382
National Beverage Corp.[a,b]	5,311	241,332

		1,194,856
BIOTECHNOLOGY — 0.59%
ACADIA Pharmaceuticals Inc.[a,b]	42,271	1,506,961
Acorda Therapeutics Inc.[a,b]	26,749	1,144,322
Adamas Pharmaceuticals Inc.[a,b]	72,696	2,058,751
Agenus Inc.[a,b]	106,955	485,576
Aimmune Therapeutics Inc.[a,b]	7,983	147,286
Akebia Therapeutics Inc.[a,b]	181,972	2,351,078
Array BioPharma Inc.[a,b]	179,097	755,789
Arrowhead Research Corp.[a,b]	188,760	1,160,874
Axovant Sciences Ltd.[a,b]	10,168	183,329
BioCryst Pharmaceuticals Inc.[a,b]	97,594	1,007,170
Calithera Biosciences Inc.[a,b]	79,666	610,242
Catabasis Pharmaceuticals Inc.[a,b]	3,258	25,836
Celldex Therapeutics Inc.a,b	62,496	979,937
Chiasma Inc.[a,b]	5,254	102,821
Cytokinetics Inc.[a,b]	115,948	1,212,816
CytomX Therapeutics Inc.[a]	5,599	116,851
Dimension Therapeutics Inc.[b]	4,089	46,124
Edge Therapeutics Inc.[a,b]	6,142	76,775
Emergent BioSolutions Inc.[a]	63,658	2,546,957
Geron Corp.[a,b]	59,970	290,255
Global Blood Therapeutics Inc.[a,b]	4,961	160,389
Idera Pharmaceuticals Inc.[a,b]	63,003	194,679

Security	Shares	Value

BIOTECHNOLOGY — 0.59%
Ignyta Inc.[a]	60,353	$808,730
Immunomedics Inc.[a,b]	54,305	166,716
Inovio Pharmaceuticals Inc.[a,b]	50,708	340,758
Lexicon Pharmaceuticals Inc.[a,b]	175,331	2,333,656
Loxo Oncology Inc.[a,b]	64,104	1,823,759
Merrimack Pharmaceuticals Inc.[a,b]	42,067	332,329
NantKwest Inc.[a,b]	4,789	82,993
Natera Inc.[a,b]	7,206	77,825
Navidea Biopharmaceuticals Inc.[a,b]	212,870	283,117
Nivalis Therapeutics Inc.[a,b]	3,616	27,988
Ocata Therapeutics Inc.[a]	36,607	308,231
Osiris Therapeutics Inc.[b]	12,539	130,155
PDL BioPharma Inc.	1,158,364	4,100,608
Peregrine Pharmaceuticals Inc.[a,b]	91,692	107,280
REGENXBIO Inc.[a]	5,291	87,831
Rigel Pharmaceuticals Inc.[a,b]	135,653	411,029
Seres Therapeutics Inc.[a,b]	6,167	216,400
Spectrum Pharmaceuticals Inc.[a,b]	352,616	2,126,274
Stemline Therapeutics Inc.[a]	92,015	580,615
Threshold Pharmaceuticals Inc.[a]	21,706	10,417
Tokai Pharmaceuticals Inc.[a,b]	40,781	355,610
Vanda Pharmaceuticals Inc.[a]	59,931	557,958
Verastem Inc.[a]	194,686	362,116
Versartis Inc.[a,b]	144,077	1,785,114
Voyager Therapeutics Inc.[a]	4,201	92,002
vTv Therapeutics Inc. Class Aa,b	4,393	29,916
XOMA Corp.[a,b]	106,910	142,190

		34,846,435
BUILDING PRODUCTS — 0.55%
Gibraltar Industries Inc.[a]	217,621	5,536,278
Griffon Corp.	173,202	3,082,996
Insteel Industries Inc.	10,716	224,179
Quanex Building Products Corp.	218,273	4,550,992
Simpson Manufacturing Co. Inc.	271,199	9,261,446
Universal Forest Products Inc.	141,125	9,648,716

		32,304,607

418

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2015

Security	Shares	Value

CAPITAL MARKETS — 1.11%
6D Global Technologies Inc.[a,b]	70,423	$204,931
Arlington Asset Investment Corp. Class Ab	160,451	2,122,767
Calamos Asset Management Inc. Class A	126,266	1,222,255
Cowen Group Inc. Class Aa,b	744,389	2,851,010
Houlihan Lokey Inc.	55,525	1,455,310
INTL FCStone Inc.[a]	79,212	2,650,434
Investment Technology Group Inc.	196,984	3,352,668
Janus Capital Group Inc.	943,005	13,286,940
KCG Holdings Inc. Class Aa,b	210,235	2,587,993
Ladenburg Thalmann Financial Services Inc.[a,b]	657,095	1,813,582
Moelis & Co. Class A	14,069	410,533
Oppenheimer Holdings Inc. Class A	71,474	1,242,218
Piper Jaffray Companies[a,b]	107,108	4,327,163
RCS Capital Corp. Class Aa,b	343,545	104,609
Safeguard Scientifics Inc.[a,b]	142,852	2,072,783
Stifel Financial Corp.[a]	475,783	20,154,168
Virtus Investment Partners Inc.	45,422	5,335,268

		65,194,632
CHEMICALS — 1.28%
A Schulman Inc.	20,776	636,577
American Vanguard Corp.	182,371	2,555,018
Axiall Corp.	490,470	7,553,238
Calgon Carbon Corp.	202,391	3,491,245
Chase Corp.	5,304	216,032
Flotek Industries Inc.[a,b]	379,626	4,342,921
FutureFuel Corp.	170,398	2,300,373
Hawkins Inc.	59,906	2,142,838
Innophos Holdings Inc.	138,975	4,027,495
Innospec Inc.	169,521	9,206,685
Intrepid Potash Inc.[a,b]	387,532	1,143,219
Kraton Performance Polymers Inc.[a,b]	219,878	3,652,174
Kronos Worldwide Inc.	146,730	827,557
LSB Industries Inc.[a,b]	85,962	623,224
Minerals Technologies Inc.	14,885	682,626
Olin Corp.	642,076	11,082,232
OMNOVA Solutions Inc.[a]	135,420	830,125
Quaker Chemical Corp.	27,382	2,115,533
Rayonier Advanced Materials Inc.	289,794	2,837,083

Security	Shares	Value

Sensient Technologies Corp.	116,908	$7,344,161
Stepan Co.	69,390	3,447,989
Tredegar Corp.	135,003	1,838,741
Tronox Ltd. Class A	446,488	1,745,768
Valhi Inc.	69,564	93,216

		74,736,070
COMMERCIAL SERVICES & SUPPLIES — 2.03%
ABM Industries Inc.	391,866	11,156,425
ACCO Brands Corp.[a,b]	768,979	5,482,820
Brady Corp. Class A	336,349	7,729,300
Casella Waste Systems Inc. Class Aa	231,451	1,384,077
CECO Environmental Corp.	160,946	1,236,065
Civeo Corp.	758,133	1,076,549
Deluxe Corp.	158,324	8,634,991
Ennis Inc.	182,119	3,505,791
Essendant Inc.	268,823	8,739,436
G&K Services Inc. Class A	39,174	2,464,045
Heritage-Crystal Clean Inc.[a]	81,188	860,593
InnerWorkings Inc.[a,b]	154,743	1,160,573
Kimball International Inc. Class B	153,035	1,495,152
Matthews International Corp. Class A	219,012	11,706,191
McGrath RentCorp	168,425	4,242,626
Mobile Mini Inc.	290,903	9,055,810
MSA Safety Inc.	74,606	3,243,123
NL Industries Inc.[a]	50,785	154,386
Quad/Graphics Inc.	198,564	1,846,645
SP Plus Corp.[a]	7,437	177,744
Tetra Tech Inc.	422,045	10,981,611
TRC Companies Inc.[a,b]	120,741	1,116,854
UniFirst Corp./MA	104,029	10,839,822
Viad Corp.	140,974	3,979,696
West Corp.	315,371	6,802,552

		119,072,877
COMMUNICATIONS EQUIPMENT — 1.29%
ADTRAN Inc.	351,461	6,052,158
Applied Optoelectronics Inc.[a,b]	24,826	426,014
Bel Fuse Inc. Class B	71,442	1,235,232

419

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2015

Security	Shares	Value

Black Box Corp.	105,979	$1,009,980
Calix Inc.[a]	308,244	2,425,880
Comtech Telecommunications Corp.	114,097	2,292,209
Digi International Inc.[a]	176,679	2,010,607
EMCORE Corp.[a,b]	140,399	860,646
Extreme Networks Inc.[a,b]	643,968	2,627,389
Finisar Corp.[a,b]	730,514	10,621,673
Harmonic Inc.[a,b]	527,056	2,145,118
InterDigital Inc./PA	26,130	1,281,415
Ixia[a,b]	42,709	530,873
KVH Industries Inc.a,b	21,892	206,223
NETGEAR Inc.[a]	224,922	9,426,481
NetScout Systems Inc.[a]	308,741	9,478,349
Novatel Wireless Inc.[a,b]	38,380	64,095
Oclaro Inc.[a,b]	697,768	2,428,233
Polycom Inc.[a,b]	947,027	11,923,070
ShoreTel Inc.[a,b]	353,382	3,127,431
Sonus Networks Inc.[a,b]	344,142	2,453,732
Ubiquiti Networks Inc.[a,b]	13,914	440,935
ViaSat Inc.[a,b]	44,345	2,705,488

		75,773,231
CONSTRUCTION & ENGINEERING — 1.03%
Aegion Corp.[a]	257,150	4,965,566
Ameren Inc. Class Aa	138,435	865,219
Argan Inc.	10,439	338,224
Comfort Systems USA Inc.	15,428	438,464
EMCOR Group Inc.	439,376	21,107,623
Furmanite Corp.[a]	42,263	281,472
Granite Construction Inc.	275,920	11,839,727
Great Lakes Dredge & Dock Corp.[a]	380,087	1,505,144
HC2 Holdings Inc.[a,b]	55,153	291,759
MasTec Inc.[a,b]	467,416	8,123,690
MYR Group Inc.[a]	146,994	3,029,546
Northwest Pipe Co.[a,b]	65,935	737,813
Orion Marine Group Inc.[a]	192,904	804,410
Primoris Services Corp.	86,443	1,904,339
Tutor Perini Corp.a,b	263,077	4,403,909

		60,636,905
CONSTRUCTION MATERIALS — 0.01%
U.S. Lime & Minerals Inc.	13,059	717,723

		717,723
CONSUMER FINANCE — 0.43%
Cash America International Inc.	179,077	5,363,356
Encore Capital Group Inc.[a,b]	148,498	4,318,322
Enova International Inc.[a]	22,084	145,975

Security	Shares	Value

Ezcorp Inc. Class Aa,b	372,396	$1,858,256
First Cash Financial Services Inc.[a,b]	15,521	580,951
Green Dot Corp. Class Aa,b	322,478	5,295,089
JG Wentworth Co. (The) Class Aa,b	102,611	184,700
Nelnet Inc. Class A	167,307	5,616,496
Regional Management Corp.[a]	68,314	1,056,817
World Acceptance Corp.[a,b]	17,748	658,451

		25,078,413
CONTAINERS & PACKAGING — 0.34%
Berry Plastics Group Inc.[a]	339,097	12,268,529
Greif Inc. Class A	216,137	6,659,181
Multi Packaging Solutions International Ltd.[a]	45,591	791,004

		19,718,714
DISTRIBUTORS — 0.14%
Core-Mark Holding Co. Inc.	77,841	6,378,292
Fenix Parts Inc.[a,b]	36,390	247,088
VOXX International Corp.[a]	128,495	675,884
Weyco Group Inc.	42,882	1,147,522

		8,448,786
DIVERSIFIED CONSUMER SERVICES — 0.96%
American Public Education Inc.[a,b]	115,050	2,141,080
Apollo Education Group Inc.[a,b]	664,837	5,099,300
Ascent Capital Group Inc. Class Aa,b	95,742	1,600,806
Bridgepoint Education Inc.[a]	115,237	876,954
Cambium Learning Group Inc.[a,b]	95,915	465,188
Career Education Corp.[a]	488,789	1,774,304
Carriage Services Inc.	87,489	2,108,485
Chegg Inc.[a,b]	333,088	2,241,682
DeVry Education Group Inc.[b]	446,863	11,310,103
Houghton Mifflin Harcourt Co.[a,b]	891,476	19,416,347
K12 Inc.[a]	235,205	2,069,804
Regis Corp.[a,b]	254,006	3,594,185
Strayer Education Inc.[a]	45,502	2,735,580
Universal Technical Institute Inc.	145,887	679,833
Weight Watchers International Inc.[a,b]	16,635	379,278

		56,492,929
DIVERSIFIED FINANCIAL SERVICES — 0.24%
FNFV Group[a]	563,146	6,324,129
GAIN Capital Holdings Inc.	191,642	1,554,217
Marlin Business Services Corp.	63,476	1,019,424
NewStar Financial Inc.a,b	166,663	1,496,634
PICO Holdings Inc.[a,b]	159,159	1,642,521
Resource America Inc. Class A	93,398	572,530
Tiptree Financial Inc.[b]	210,315	1,291,334

		13,900,789

420

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2015

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.78%
8x8 Inc.[a,b]	400,539	4,586,172
Atlantic Tele-Network Inc.	72,216	5,649,458
Cincinnati Bell Inc.[a]	1,475,243	5,310,875
Consolidated Communications Holdings Inc.	122,364	2,563,526
Globalstar Inc.[a,b]	3,341,879	4,812,306
Hawaiian Telcom Holdco Inc.[a,b]	80,568	2,002,920
IDT Corp. Class B	99,641	1,161,814
inContact Inc.[a,b]	45,688	435,863
Inteliquent Inc.	136,517	2,425,907
Intelsat SAa,b	137,792	573,215
Iridium Communications Inc.[a,b]	578,402	4,864,361
Lumos Networks Corp.	27,306	305,827
ORBCOMM Inc.[a,b]	420,225	3,042,429
pdvWireless Inc.[a,b]	28,874	794,035
Vonage Holdings Corp.[a,b]	1,160,539	6,661,494
Windstream Holdings Inc.[b]	43,983	283,250

		45,473,452
ELECTRIC UTILITIES — 2.48%
ALLETE Inc.	341,735	17,370,390
Cleco Corp.	423,879	22,130,723
El Paso Electric Co.	283,171	10,902,083
Empire District Electric Co. (The)	305,153	8,565,645
Genie Energy Ltd. Class B	68,729	766,328
IDACORP Inc.	352,841	23,993,188
MGE Energy Inc.	243,130	11,281,232
Otter Tail Corp.	261,863	6,973,412
PNM Resources Inc.	558,104	17,061,239
Portland General Electric Co.	622,119	22,626,468
Spark Energy Inc. Class A	2,591	53,686
Unitil Corp.	98,683	3,540,746

		145,265,140
ELECTRICAL EQUIPMENT — 0.47%
Encore Wire Corp.	32,231	1,195,448
EnerSys	227,885	12,745,608
Franklin Electric Co. Inc.	23,996	648,612
FuelCell Energy Inc.[a,b]	118,923	589,858
General Cable Corp.	28,711	385,589
LSI Industries Inc.	156,100	1,902,859

Security	Shares	Value

Plug Power Inc.[a,b]	484,643	$1,022,596
Powell Industries Inc.	65,732	1,711,004
PowerSecure International Inc.[a,b]	127,115	1,913,081
Preformed Line Products Co.	18,348	772,451
Sunrun Inc.[a,b]	109,481	1,288,591
Thermon Group Holdings Inc.[a,b]	196,639	3,327,132
Vicor Corp.[a]	13,551	123,585

		27,626,414
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.42%
Agilysys Inc.[a,b]	104,015	1,039,110
Anixter International Inc.[a]	199,849	12,068,881
AVX Corp.	326,763	3,966,903
Benchmark Electronics Inc.[a,b]	369,012	7,627,478
Checkpoint Systems Inc.	302,858	1,898,920
Coherent Inc.[a]	152,609	9,936,372
Control4 Corp.[a,b]	146,554	1,065,448
CTS Corp.	233,011	4,110,314
Daktronics Inc.	210,741	1,837,661
DTS Inc./CAa	14,370	324,475
Electro Rent Corp.	113,009	1,039,683
ePlus Inc.[a]	36,721	3,424,600
Fabrinet[a]	248,301	5,914,530
FARO Technologies Inc.[a,b]	93,293	2,754,009
GSI Group Inc.[a,b]	239,099	3,256,528
II-VI Inc.[a]	366,730	6,806,509
Insight Enterprises Inc.[a,b]	270,546	6,796,115
Itron Inc.[a,b]	270,223	9,776,668
Kimball Electronics Inc.[a,b]	203,035	2,231,355
Knowles Corp.[a,b]	610,335	8,135,765
Littelfuse Inc.	21,948	2,348,655
Mercury Systems Inc.[a,b]	240,655	4,418,426
Multi-Fineline Electronix Inc.[a,b]	62,532	1,293,162
Newport Corp.[a]	185,394	2,942,203
OSI Systems Inc.[a]	103,765	9,199,805
Park Electrochemical Corp.	140,700	2,118,942
PC Connection Inc.	75,847	1,717,176
Plexus Corp.[a]	146,266	5,107,609
Rofin-Sinar Technologies Inc.[a,b]	174,124	4,663,041
Rogers Corp.[a,b]	89,596	4,620,466
Sanmina Corp.[a,b]	551,626	11,352,463
ScanSource Inc.[a,b]	188,511	6,073,824
SYNNEX Corp.	201,519	18,122,604

421

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2015

Security	Shares	Value

Tech Data Corp.[a]	256,876	$17,051,429
TTM Technologies Inc.[a,b]	418,180	2,722,352
Vishay Intertechnology Inc.	949,849	11,445,680
Vishay Precision Group Inc.[a]	86,902	983,731

		200,192,892
ENERGY EQUIPMENT & SERVICES — 1.53%
Archrock Inc.	493,129	3,708,330
Atwood Oceanics Inc.[b]	450,930	4,613,014
Basic Energy Services Inc.[a,b]	297,777	798,042
Bristow Group Inc.[b]	245,005	6,345,629
C&J Energy Services Ltd.[a,b]	392,551	1,868,543
CARBO Ceramics Inc.[b]	140,730	2,420,556
Era Group Inc.[a]	142,117	1,584,604
Exterran Corp.[a]	241,492	3,875,947
Fairmount Santrol Holdings Inc.[a,b]	42,341	99,501
Forum Energy Technologies Inc.[a,b]	417,677	5,204,255
Geospace Technologies Corp.[a,b]	91,756	1,291,007
Gulfmark Offshore Inc. Class Ab	176,871	825,988
Helix Energy Solutions Group Inc.[a,b]	741,372	3,899,617
Hornbeck Offshore Services Inc.[a,b]	225,126	2,237,752
Independence Contract Drilling Inc.[a,b]	117,340	592,567
ION Geophysical Corp.[a,b]	804,314	404,650
Key Energy Services Inc.[a,b]	918,044	442,589
Matrix Service Co.[a]	189,335	3,888,941
McDermott International Inc.[a,b]	1,683,895	5,641,048
Natural Gas Services Group Inc.[a]	87,852	1,959,100
Newpark Resources Inc.[a]	591,174	3,121,399
Nordic American Offshore Ltd.[a,b]	133,823	705,247
North Atlantic Drilling Ltd.[b]	51,530	126,763
Oil States International Inc.[a,b]	362,671	9,882,785
Parker Drilling Co.[a,b]	877,209	1,596,520
PHI Inc.[a]	80,986	1,328,980
Pioneer Energy Services Corp.[a]	448,727	973,738
SEACOR Holdings Inc.[a,b]	128,691	6,763,999

Security	Shares	Value

Seventy Seven Energy Inc.[a,b]	392,858	$412,501
Tesco Corp.[b]	271,086	1,962,663
TETRA Technologies Inc.[a]	560,203	4,212,726
Tidewater Inc.	337,476	2,348,833
Unit Corp.[a,b]	354,848	4,329,146

		89,466,980
FOOD & STAPLES RETAILING — 0.64%
Andersons Inc. (The)	199,399	6,306,990
Fairway Group Holdings Corp.[a,b]	101,296	66,866
Ingles Markets Inc. Class A	68,262	3,008,989
Performance Food Group Co.[a]	49,329	1,141,473
Smart & Final Stores Inc.[a]	169,056	3,078,510
SpartanNash Co.	265,696	5,749,661
SUPERVALU Inc.[a]	1,832,803	12,426,404
United Natural Foods Inc.[a,b]	27,726	1,091,295
Village Super Market Inc. Class A	50,027	1,318,212
Weis Markets Inc.	78,000	3,455,400

		37,643,800
FOOD PRODUCTS — 2.16%
Alico Inc.	24,925	964,348
Amplify Snack Brands Inc.[a,b]	43,636	502,687
Arcadia Biosciences Inc.[a,b]	39,623	120,454
B&G Foods Inc.	20,756	726,875
Boulder Brands Inc.[a,b]	33,421	366,963
Darling Ingredients Inc.[a,b]	1,158,570	12,188,156
Dean Foods Co.	356,314	6,110,785
Diamond Foods Inc.[a]	10,416	401,537
Fresh Del Monte Produce Inc.[b]	233,756	9,088,433
John B Sanfilippo & Son Inc.	44,171	2,386,559
Lancaster Colony Corp.	45,254	5,225,027
Landec Corp.[a,b]	152,799	1,807,612
Omega Protein Corp.[a]	154,442	3,428,612
Post Holdings Inc.[a,b]	431,538	26,625,895
Sanderson Farms Inc.[b]	157,152	12,182,423

422

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2015

Security	Shares	Value

Seaboard Corp.[a,b]	1,685	$4,877,637
Seneca Foods Corp. Class Aa,b	52,868	1,532,115
Snyder’s-Lance Inc.[b]	342,022	11,731,355
Tootsie Roll Industries Inc.[b]	83,685	2,643,609
TreeHouse Foods Inc.[a,b]	300,477	23,575,425

		126,486,507
GAS UTILITIES — 2.64%
Chesapeake Utilities Corp.	106,702	6,055,339
Laclede Group Inc. (The)	303,651	18,039,906
New Jersey Resources Corp.	599,865	19,771,550
Northwest Natural Gas Co.	192,202	9,727,343
ONE Gas Inc.	368,659	18,495,622
Piedmont Natural Gas Co. Inc.	552,018	31,476,066
South Jersey Industries Inc.	478,929	11,264,410
Southwest Gas Corp.	328,357	18,112,172
WGL Holdings Inc.	348,528	21,953,779

		154,896,187
HEALTH CARE EQUIPMENT & SUPPLIES — 1.73%
Analogic Corp.	79,141	6,537,047
AngioDynamics Inc.[a]	180,577	2,192,205
Anika Therapeutics Inc.[a,b]	22,774	869,056
AtriCure Inc.[a,b]	48,165	1,080,823
Cardiovascular Systems Inc.[a,b]	12,023	181,788
Cerus Corp.[a,b]	105,606	667,430
ConforMIS Inc.[a,b]	11,719	202,621
CONMED Corp.	193,843	8,538,784
CryoLife Inc.	175,889	1,896,083
Cutera Inc.[a]	27,983	357,903
Cynosure Inc. Class Aa,b	12,550	560,608
EndoChoice Holdings Inc.[a]	7,445	62,166
Entellus Medical Inc.[a]	5,654	95,326
Exactech Inc.[a]	73,252	1,329,524
Glaukos Corp.[a,b]	7,811	192,854
Greatbatch Inc.[a,b]	178,984	9,396,660
Haemonetics Corp.[a,b]	188,221	6,068,245
Halyard Health Inc.[a]	326,358	10,903,621
ICU Medical Inc.[a,b]	35,541	4,008,314
Integra LifeSciences Holdings Corp.[a]	111,148	7,533,611
Invacare Corp.	227,790	3,961,268
Invuity Inc.[a,b]	5,207	45,926
Lantheus Holdings Inc.[a]	13,891	46,952
LeMaitre Vascular Inc.	54,769	944,765
LivaNova PLC[a]	93,782	5,567,837

Security	Shares	Value

Meridian Bioscience Inc.	47,798	$980,815
Merit Medical Systems Inc.[a]	307,208	5,710,997
Novocure Ltd.[a]	9,726	217,473
OraSure Technologies Inc.[a,b]	371,081	2,389,762
Orthofix International NVa	131,870	5,170,623
Oxford Immunotec Global PLC[a]	9,045	104,017
Penumbra Inc.[a,b]	5,298	285,085
Quidel Corp.[a,b]	118,436	2,510,843
Rockwell Medical Inc.[a,b]	36,450	373,248
RTI Surgical Inc.[a]	68,480	271,866
SeaSpine Holdings Corp.[a]	32,936	565,840
SurModics Inc.[a,b]	72,528	1,470,143
TransEnterix Inc.[a,b]	275,264	682,655
Unilife Corp.[a,b]	131,850	65,279
Wright Medical Group NVa,b	299,203	7,234,728

		101,274,791
HEALTH CARE PROVIDERS & SERVICES — 1.65%
Aceto Corp.	25,688	693,062
Addus HomeCare Corp.[a,b]	39,789	926,288
Alliance HealthCare Services Inc.[a,b]	22,772	209,047
Almost Family Inc.[a,b]	51,534	1,970,145
Amedisys Inc.[a,b]	40,032	1,574,058
AmSurg Corp.[a,b]	286,256	21,755,456
BioScrip Inc.[a,b]	480,410	840,717
Cross Country Healthcare Inc.[a,b]	84,512	1,385,152
Ensign Group Inc. (The)	25,164	569,461
Five Star Quality Care Inc.[a]	298,062	947,837
Genesis Healthcare Inc.[a,b]	132,649	460,292
Hanger Inc.[a,b]	247,537	4,071,984
Healthways Inc.[a,b]	216,446	2,785,660
Kindred Healthcare Inc.	582,327	6,935,515
LHC Group Inc.[a]	86,134	3,901,009
Magellan Health Inc.[a]	175,082	10,795,556
National Healthcare Corp.	70,850	4,371,445
National Research Corp. Class A	9,211	147,744
Owens & Minor Inc.[b]	442,362	15,916,185
PharMerica Corp.a	212,128	7,424,480
Select Medical Holdings Corp.	46,573	554,684
Surgery Partners Inc.[a]	46,375	950,224
Surgical Care Affiliates Inc.[a,b]	8,574	341,331
Teladoc Inc.[a,b]	15,024	269,831
Triple-S Management Corp. Class Ba	170,185	4,069,123

423

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2015

Security	Shares	Value

Trupanion Inc.[a,b]	16,877	$164,720
Universal American Corp./NYb	346,379	2,424,653

		96,455,659
HEALTH CARE TECHNOLOGY — 0.03%
Evolent Health Inc.[a,b]	20,556	248,933
MedAssets Inc.[a,b]	24,279	751,192
Vocera Communications Inc.[a]	63,847	778,934

		1,779,059
HOTELS, RESTAURANTS & LEISURE — 1.11%
Belmond Ltd.[a]	683,968	6,497,696
Biglari Holdings Inc.[a,b]	11,527	3,755,727
Bob Evans Farms Inc./DE	135,731	5,273,149
Bravo Brio Restaurant Group Inc.[a]	14,958	134,622
Caesars Acquisition Co. Class Aa,b	318,994	2,172,349
Caesars Entertainment Corp.[a,b]	386,496	3,049,453
Carrols Restaurant Group Inc.[a]	36,521	428,757
Cracker Barrel Old Country Store Inc.[b]	8,376	1,062,328
Del Frisco’s Restaurant Group Inc.[a]	153,575	2,460,272
Denny’s Corp.[a,b]	186,354	1,831,860
DineEquity Inc.	7,823	662,373
Eldorado Resorts Inc.[a,b]	103,800	1,141,800
Empire Resorts Inc.[b]	1,222	22,003
Fogo De Chao Inc.[a]	6,479	98,222
International Speedway Corp. Class A	194,868	6,570,949
Intrawest Resorts Holdings Inc.[a]	126,729	991,021
Isle of Capri Casinos Inc.[a,b]	7,765	108,166
J Alexander’s Holdings Inc.[a,b]	95,923	1,047,479
Kona Grill Inc.[a,b]	30,131	477,878
Marcus Corp. (The)	126,714	2,403,765
Marriott Vacations Worldwide Corp.	77,762	4,428,546
Monarch Casino & Resort Inc.[a,b]	66,286	1,506,018
Morgans Hotel Group Co.[a]	124,763	420,451
Noodles & Co.[a,b]	27,442	265,913
Penn National Gaming Inc.[a,b]	522,294	8,367,150

Security	Shares	Value

Planet Fitness Inc. Class Aa	44,430	$694,441
Ruby Tuesday Inc.[a,b]	443,406	2,443,167
Ruth’s Hospitality Group Inc.	80,795	1,286,256
Shake Shack Inc. Class Aa,b	5,335	211,266
Sonic Corp.	102,922	3,325,410
Speedway Motorsports Inc.	80,707	1,672,249
Wingstop Inc.[a,b]	8,584	195,801

		65,006,537
HOUSEHOLD DURABLES — 1.87%
Bassett Furniture Industries Inc.	38,337	961,492
Beazer Homes USA Inc.[a]	232,657	2,673,229
CalAtlantic Group Inc.	422,876	16,035,458
Cavco Industries Inc.[a]	13,697	1,141,097
Century Communities Inc.[a,b]	98,083	1,737,050
CSS Industries Inc.	64,499	1,830,482
Ethan Allen Interiors Inc.	178,504	4,965,981
Flexsteel Industries Inc.	41,094	1,815,533
Green Brick Partners Inc.[a,b]	149,505	1,076,436
Helen of Troy Ltd.[a,b]	117,975	11,119,144
Hooker Furniture Corp.	70,455	1,778,284
Hovnanian Enterprises Inc. Class Aa,b	825,138	1,493,500
iRobot Corp.[a,b]	170,267	6,027,452
KB Home	571,008	7,040,529
La-Z-Boy Inc.	221,156	5,400,629
LGI Homes Inc.[a,b]	74,842	1,820,906
Libbey Inc.	10,054	214,351
Lifetime Brands Inc.	78,361	1,039,067
M/I Homes Inc.[a]	142,603	3,125,858
MDC Holdings Inc.	178,208	4,549,650
Meritage Homes Corp.[a,b]	259,425	8,817,856
NACCO Industries Inc. Class A	28,522	1,203,628
New Home Co. Inc. (The)[a,b]	63,081	817,530
Skullcandy Inc.[a]	100,824	476,897
Taylor Morrison Home Corp. Class Aa,b	230,113	3,681,808

424

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2015

Security	Shares	Value

TRI Pointe Group Inc.[a]	1,067,981	$13,531,319
Universal Electronics Inc.[a]	17,034	874,696
WCI Communities Inc.[a]	107,628	2,397,952
William Lyon Homes Class Aa,b	117,910	1,945,515
ZAGG Inc.[a,b]	14,418	157,733

		109,751,062
HOUSEHOLD PRODUCTS — 0.18%
Central Garden & Pet Co. Class Aa	262,494	3,569,919
HRG Group Inc.[a]	306,368	4,154,350
Oil-Dri Corp. of America	34,700	1,278,001
Orchids Paper Products Co.[b]	47,324	1,463,258

		10,465,528
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.83%
Abengoa Yield PLC	344,210	6,639,811
Atlantic Power Corp.	840,995	1,656,760
Dynegy Inc.[a,b]	848,546	11,370,516
NRG Yield Inc. Class Ab	239,891	3,336,884
NRG Yield Inc. Class C	439,487	6,486,828
Ormat Technologies Inc.	152,967	5,578,707
Pattern Energy Group Inc.[b]	389,686	8,148,334
Talen Energy Corp.[a,b]	583,124	3,632,863
TerraForm Global Inc. Class A	234,214	1,309,256
Vivint Solar Inc.[a,b]	54,207	518,219

		48,678,178
INDUSTRIAL CONGLOMERATES — 0.06%
Raven Industries Inc.	234,950	3,665,220

		3,665,220
INSURANCE — 4.83%
Ambac Financial Group Inc.[a]	281,109	3,960,826
American Equity Investment Life Holding Co.	560,634	13,472,035
AMERISAFE Inc.	132,564	6,747,508
Argo Group International Holdings Ltd.[b]	195,536	11,700,874
Atlas Financial Holdings Inc.[a,b]	40,213	800,239
Baldwin & Lyons Inc. Class B	64,825	1,557,745
Citizens Inc./TXa,b	342,012	2,541,149
CNO Financial Group Inc.	1,303,030	24,874,843
Crawford & Co. Class B	136,967	727,295
Donegal Group Inc. Class A	60,576	852,910
EMC Insurance Group Inc.	56,206	1,422,012
Employers Holdings Inc.	86,905	2,372,506
Enstar Group Ltd.[a]	63,746	9,564,450

Security	Shares	Value

FBL Financial Group Inc. Class A	67,643	$4,304,801
Federated National Holding Co.	99,023	2,927,120
Fidelity & Guaranty Life	80,746	2,048,526
First American Financial Corp.	759,615	27,270,178
Global Indemnity PLC[a]	57,290	1,662,556
Greenlight Capital Re Ltd. Class Aa,b	202,614	3,790,908
Hallmark Financial Services Inc.[a,b]	97,562	1,140,500
HCI Group Inc.	52,387	1,825,687
Heritage Insurance Holdings Inc.	63,864	1,393,512
Horace Mann Educators Corp.	288,577	9,574,985
Independence Holding Co.	48,632	673,553
Infinity Property & Casualty Corp.	80,096	6,586,294
James River Group Holdings Ltd.	76,906	2,579,427
Kemper Corp.	304,432	11,340,092
Maiden Holdings Ltd.	312,139	4,653,992
MBIA Inc.[a,b]	957,761	6,206,291
National General Holdings Corp.	253,064	5,531,979
National Interstate Corp.	37,950	1,013,265
National Western Life Group Inc.	15,371	3,872,570
Navigators Group Inc. (The)[a,b]	74,169	6,362,958
OneBeacon Insurance Group Ltd. Class A	156,684	1,944,448
Primerica Inc.[b]	338,416	15,983,388
RLI Corp.	303,119	18,717,598
Safety Insurance Group Inc.	105,943	5,973,066
Selective Insurance Group Inc.	399,677	13,421,154
State Auto Financial Corp.	103,389	2,128,780
State National Companies Inc.	201,153	1,973,311
Stewart Information Services Corp.	158,180	5,904,859
Symetra Financial Corp.	526,461	16,725,666
Third Point Reinsurance Ltd.[a,b]	549,861	7,373,636
United Fire Group Inc.	141,844	5,434,044
United Insurance Holdings Corp.	119,920	2,050,632

		282,984,168
INTERNET & CATALOG RETAIL — 0.37%
Duluth Holdings Inc.[a]	19,554	285,293
EVINE Live Inc.[a]	338,344	602,252
FTD Companies Inc.[a,b]	129,865	3,398,567
Lands’ End Inc.[a,b]	93,827	2,199,305
Liberty TripAdvisor Holdings Inc. Class Aa	371,881	11,282,870
Shutterfly Inc.[a,b]	90,565	4,035,576

		21,803,863

425

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2015

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 0.58%
Actua Corp.[a]	285,870	$3,273,212
Alarm.com Holdings Inc.[a,b]	12,526	208,934
Amber Road Inc.[a,b]	5,809	29,568
Appfolio Inc.[a,b]	8,757	127,852
Bankrate Inc.[a]	465,618	6,192,719
Bazaarvoice Inc.[a,b]	234,395	1,026,650
Blucora Inc.[a,b]	289,627	2,838,345
Brightcove Inc.[a]	17,591	109,064
Care.com Inc.[a,b]	118,862	851,052
DHI Group Inc.[a]	204,313	1,873,550
Everyday Health Inc.[a]	14,807	89,138
Instructure Inc.[a]	23,040	479,693
IntraLinks Holdings Inc.[a]	126,620	1,148,443
Limelight Networks Inc.[a]	419,888	613,037
Liquidity Services Inc.[a,b]	166,215	1,080,398
Marchex Inc. Class B	229,961	894,548
Marin Software Inc.[a,b]	183,552	657,116
Monster Worldwide Inc.[a,b]	638,355	3,657,774
QuinStreet Inc.[a]	245,480	1,053,109
RealNetworks Inc.[a]	160,007	680,030
Reis Inc.	21,080	500,228
RetailMeNot Inc.[a]	251,501	2,494,890
Rocket Fuel Inc.[a,b]	185,252	646,530
SciQuest Inc.[a]	83,141	1,078,339
TechTarget Inc.[a]	96,842	777,641
United Online Inc.[a]	103,000	1,214,370
Xactly Corp.[a]	11,978	102,172

		33,698,402
IT SERVICES — 1.29%
Acxiom Corp.[a,b]	547,645	11,456,733
CACI International Inc. Class Aa	169,495	15,725,746
Cass Information Systems Inc.	35,033	1,802,798
CIBER Inc.[a,b]	543,961	1,909,303
Convergys Corp.	692,795	17,243,668
Datalink Corp.[a]	132,554	901,367
Everi Holdings Inc.[a]	456,946	2,005,993
ExlService Holdings Inc.[a]	16,749	752,533
ManTech International Corp./VA Class A	169,819	5,135,327
ModusLink Global Solutions Inc.[a,b]	253,649	629,050
MoneyGram International Inc.[a]	201,882	1,265,800

Security	Shares	Value

NeuStar Inc. Class Aa,b	28,096	$673,461
Perficient Inc.[a,b]	79,233	1,356,469
PFSweb Inc.[a]	7,633	98,237
ServiceSource International Inc.[a,b]	168,652	777,486
Sykes Enterprises Inc.[a]	273,264	8,411,066
TeleTech Holdings Inc.	50,672	1,414,255
Travelport Worldwide Ltd.[b]	214,655	2,769,049
Unisys Corp.[a,b]	133,836	1,478,888

		75,807,229
LEISURE PRODUCTS — 0.21%
Arctic Cat Inc.	55,115	902,784
Black Diamond Inc.[a,b]	148,561	656,639
Callaway Golf Co.	547,185	5,154,483
Escalade Inc.	52,275	692,644
JAKKS Pacific Inc.[a,b]	118,708	944,916
Johnson Outdoors Inc. Class A	33,979	743,800
MCBC Holdings Inc.[a]	15,203	208,281
Performance Sports Group Ltd.[a]	299,317	2,882,423

		12,185,970
LIFE SCIENCES TOOLS & SERVICES — 0.18%
Affymetrix Inc.[a,b]	392,744	3,962,787
Harvard Bioscience Inc.[a]	235,701	817,882
Luminex Corp.[a,b]	282,035	6,032,729

		10,813,398
MACHINERY — 2.28%
Accuride Corp.[a]	22,674	37,639
Actuant Corp. Class A	417,762	10,009,578
Alamo Group Inc.	68,697	3,579,114
Albany International Corp. Class A	170,947	6,248,113
Altra Industrial Motion Corp.	37,176	932,374
American Railcar Industries Inc.[b]	46,087	2,132,906
Astec Industries Inc.	133,302	5,425,391
Barnes Group Inc.	384,122	13,594,078
Briggs & Stratton Corp.	311,645	5,391,458
Chart Industries Inc.[a,b]	215,905	3,877,654
CIRCOR International Inc.	120,701	5,087,547
CLARCOR Inc.	19,772	982,273
Columbus McKinnon Corp./NY	139,381	2,634,301
Douglas Dynamics Inc.	117,805	2,482,151
EnPro Industries Inc.	65,473	2,870,336
ESCO Technologies Inc.	182,161	6,583,299

426

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2015

Security	Shares	Value

ExOne Co. (The)[a,b]	74,351	$746,484
Federal Signal Corp.	436,880	6,924,548
FreightCar America Inc.	43,106	837,550
Global Brass & Copper Holdings Inc.	17,818	379,523
Gorman-Rupp Co. (The)	101,965	2,725,524
Graham Corp.	71,185	1,197,332
Hurco Companies Inc.	45,066	1,196,953
Hyster-Yale Materials Handling Inc.	47,214	2,476,374
Kadant Inc.	65,393	2,655,610
LB Foster Co. Class A	71,653	978,780
Lindsay Corp.[b]	12,179	881,760
Lydall Inc.[a]	79,192	2,809,732
Meritor Inc.[a]	303,170	2,531,470
Milacron Holdings Corp.[a,b]	59,759	747,585
Miller Industries Inc./TN	72,501	1,579,072
Mueller Industries Inc.	130,095	3,525,574
Navistar International Corp.[a,b]	340,048	3,006,024
Standex International Corp.	24,328	2,022,873
Tennant Co.	9,137	514,048
Titan International Inc.	279,889	1,102,763
TriMas Corp.[a,b]	299,947	5,594,012
Twin Disc Inc.	59,098	621,711
Watts Water Technologies Inc. Class A	197,269	9,798,351
Woodward Inc.	141,481	7,025,946

		133,747,811
MARINE — 0.09%
Eagle Bulk Shipping Inc.[a,b]	157,043	552,791
Golden Ocean Group Ltd.[b]	461,050	493,324
Matson Inc.	24,921	1,062,382
Navios Maritime Holdings Inc.	561,432	982,506
Safe Bulkers Inc.[b]	261,513	211,826
Scorpio Bulkers Inc.	202,179	1,999,548
Ultrapetrol Bahamas Ltd.[a,b]	159,392	16,736

		5,319,113
MEDIA — 1.81%
AMC Entertainment Holdings Inc. Class A	138,499	3,323,976
Carmike Cinemas Inc.[a]	164,874	3,782,210
Central European Media Enterprises Ltd. Class Aa,b	137,767	370,593
Crown Media Holdings Inc. Class Aa	45,270	253,965

Security	Shares	Value

Cumulus Media Inc. Class Aa,b	996,128	$328,822
Daily Journal Corp.[a,b]	7,477	1,510,354
DreamWorks Animation SKG Inc. Class Aa,b	532,500	13,722,525
Entercom Communications Corp. Class Aa	181,952	2,043,321
Entravision Communications Corp. Class A	23,153	178,510
Eros International PLC[a,b]	196,299	1,796,136
EW Scripps Co. (The) Class A	150,554	2,860,526
Harte-Hanks Inc.	332,801	1,078,275
Hemisphere Media Group Inc.[a,b]	68,299	1,007,410
Journal Media Group Inc.	161,831	1,945,209
MDC Partners Inc. Class A	220,339	4,785,763
Media General Inc.[a,b]	673,823	10,882,241
Meredith Corp.	257,131	11,120,916
National CineMedia Inc.	324,233	5,093,700
New Media Investment Group Inc.	313,151	6,093,918
New York Times Co. (The) Class A	771,402	10,352,215
Reading International Inc. Class Aa	88,712	1,163,014
Rentrak Corp.[a,b]	7,636	362,939
Saga Communications Inc. Class A	25,745	989,895
Scholastic Corp.	187,885	7,244,846
SFX Entertainment Inc.[a,b]	174,019	33,081
Sizmek Inc.[a]	148,503	542,036
Time Inc.	767,930	12,033,463
Townsquare Media Inc. Class Aa,b	49,207	588,516
Tribune Publishing Co.	80,027	737,849

		106,226,224
METALS & MINING — 1.19%
AK Steel Holding Corp.[a,b]	1,249,183	2,798,170
Carpenter Technology Corp.	353,109	10,688,609
Century Aluminum Co.[a,b]	318,975	1,409,869
Cliffs Natural Resources Inc.[b]	1,100,416	1,738,657
Coeur Mining Inc.[a,b]	970,817	2,407,626
Commercial Metals Co.	809,988	11,088,736
Gerber Scientific Inc. Escrow[a]	173,399	1,734
Handy & Harman Ltd.[a]	15,371	315,259
Haynes International Inc.	82,379	3,022,486
Hecla Mining Co.[b]	2,596,219	4,906,854
Horsehead Holding Corp.[a,b]	393,004	805,658
Kaiser Aluminum Corp.	79,787	6,674,980

427

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2015

Security	Shares	Value

Materion Corp.	142,531	$3,990,868
Olympic Steel Inc.	49,147	569,122
Real Industry Inc.[a,b]	63,027	506,107
Ryerson Holding Corp.[a,b]	66,653	311,270
Schnitzer Steel Industries Inc. Class A	187,594	2,695,726
Stillwater Mining Co.[a,b]	577,565	4,949,732
SunCoke Energy Inc.	128,700	446,589
TimkenSteel Corp.	276,340	2,315,729
Worthington Industries Inc.	258,990	7,805,959

		69,449,740
MULTI-UTILITIES — 0.85%
Avista Corp.	436,571	15,441,516
Black Hills Corp.	358,786	16,658,434
NorthWestern Corp.	329,733	17,888,015

		49,987,965
MULTILINE RETAIL — 0.12%
Burlington Stores Inc.a,b	54,543	2,339,895
Fred’s Inc. Class A	260,960	4,271,915
Ollie’s Bargain Outlet Holdings Inc.[a,b]	17,939	305,142
Tuesday Morning Corp.[a]	54,149	351,969

		7,268,921
OIL, GAS & CONSUMABLE FUELS — 2.83%
Abraxas Petroleum Corp.[a,b]	656,403	695,787
Adams Resources & Energy Inc.	15,083	579,187
Alon USA Energy Inc.	221,739	3,290,607
Approach Resources Inc.[a,b]	253,222	465,928
Ardmore Shipping Corp.	123,295	1,568,312
Bill Barrett Corp.[a,b]	360,550	1,416,962
Bonanza Creek Energy Inc.[a,b]	348,904	1,838,724
Callon Petroleum Co.[a]	562,959	4,695,078
Carrizo Oil & Gas Inc.[a,b]	387,254	11,454,973
Clayton Williams Energy Inc.[a,b]	41,039	1,213,523
Clean Energy Fuels Corp.[a,b]	495,163	1,782,587
Cloud Peak Energy Inc.[a,b]	421,101	875,890
Contango Oil & Gas Co.[a,b]	120,132	770,046
Delek U.S. Holdings Inc.	179,133	4,406,672
DHT Holdings Inc.	651,315	5,269,138
Dorian LPG Ltd.[a,b]	174,947	2,059,126
Earthstone Energy Inc.[a]	10,337	137,585
Eclipse Resources Corp.[a,b]	336,180	611,848
Energy Fuels Inc./Canada[a,b]	138,093	407,374

Security	Shares	Value

Energy XXI Ltd.[b]	651,529	$658,044
Erin Energy Corp.[a,b]	88,713	283,882
EXCO Resources Inc.[a,b]	1,108,754	1,374,855
Frontline Ltd./Bermuda	1,677,378	5,015,360
GasLog Ltd.[b]	297,134	2,466,212
Gastar Exploration Inc.[a,b]	567,763	743,770
Gener8 Maritime Inc.[a,b]	110,747	1,046,559
Green Plains Inc.	267,562	6,127,170
Halcon Resourses Corp.[b]	510,883	643,713
Hallador Energy Co.	55,835	254,608
Jones Energy Inc. Class Aa,b	202,588	779,964
Matador Resources Co.[a,b]	206,894	4,090,294
Navios Maritime Acquisition Corp.	588,882	1,772,535
Nordic American Tankers Ltd.[b]	626,355	9,733,557
Northern Oil and Gas Inc.[a,b]	443,426	1,711,624
Oasis Petroleum Inc.[a,b]	981,573	7,234,193
Pacific Ethanol Inc.[a,b]	220,289	1,052,981
Panhandle Oil and Gas Inc. Class A	62,108	1,003,665
Par Pacific Holdings Inc.[a,b]	11,388	268,074
Parsley Energy Inc. Class Aa,b	415,982	7,674,868
PDC Energy Inc.[a,b]	280,714	14,984,513
Peabody Energy Corp.[b]	129,555	994,982
Penn Virginia Corp.[a,b]	502,059	150,819
PetroCorp Inc. Escrow[a]	19,086	—
Renewable Energy Group Inc.[a,b]	305,879	2,841,616
REX American Resources Corp.[a,b]	40,668	2,198,919
Rex Energy Corp.[a,b]	336,923	353,769
Ring Energy Inc.[a,b]	168,291	1,186,452
RSP Permian Inc.[a,b]	461,581	11,257,961
Sanchez Energy Corp.[a,b]	348,481	1,501,953
SandRidge Energy Inc.[a]	3,013,365	602,673
Scorpio Tankers Inc.	1,250,103	10,025,826
Ship Finance International Ltd.[b]	413,728	6,855,473
Stone Energy Corp.[a,b]	407,243	1,747,072
Synergy Resources Corp.[a,b]	652,391	5,558,371
Teekay Tankers Ltd. Class A	671,417	4,619,349
TransAtlantic Petroleum Ltd.[a]	183,130	254,551
Triangle Petroleum Corp.[a,b]	326,818	251,650
Ultra Petroleum Corp.[a,b]	547,457	1,368,643
W&T Offshore Inc.[b]	246,073	568,429
Westmoreland Coal Co.[a,b]	124,754	733,554

		165,531,850

428

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2015

Security	Shares	Value

PAPER & FOREST PRODUCTS — 0.33%
Boise Cascade Co.[a,b]	44,841	$1,144,791
Louisiana-Pacific Corp.[a,b]	78,832	1,419,764
Neenah Paper Inc.	53,466	3,337,883
PH Glatfelter Co.	304,731	5,619,240
Schweitzer-Mauduit International Inc.	175,174	7,355,556
Wausau Paper Corp.	22,506	230,236

		19,107,470
PERSONAL PRODUCTS — 0.13%
Elizabeth Arden Inc.[a,b]	187,809	1,859,309
Inter Parfums Inc.	72,172	1,719,137
Nature’s Sunshine Products Inc.	72,967	738,426
Nutraceutical International Corp.[a]	57,821	1,492,938
Revlon Inc. Class Aa	60,615	1,687,522
Synutra International Inc.[a,b]	27,602	130,005

		7,627,337
PHARMACEUTICALS — 0.43%
Aclaris Therapeutics Inc.	4,194	112,986
Amphastar Pharmaceuticals Inc.[a]	75,321	1,071,818
Aratana Therapeutics Inc.[a,b]	21,216	118,385
Assembly Biosciences Inc.[a]	7,725	58,015
Dermira Inc.[a]	69,966	2,421,523
Endocyte Inc.[a,b]	263,826	1,057,942
Medicines Co. (The)[a,b]	418,254	15,617,604
MyoKardia Inc.[a]	4,569	66,982
Neos Therapeutics Inc.[a,b]	3,955	56,636
Omeros Corp.[a,b]	17,507	275,385
Theravance Biopharma Inc.[a,b]	200,602	3,287,867
Theravance Inc.[b]	77,184	813,519
Zynerba Pharmaceuticals Inc.[a,b]	1,697	17,089

		24,975,751
PROFESSIONAL SERVICES — 1.04%
Acacia Research Corp.	365,606	1,568,450
CBIZ Inc.[a,b]	351,818	3,468,925
CDI Corp.	98,502	665,873
CRA International Inc.[a]	63,248	1,179,575
Exponent Inc.	9,605	479,770
Franklin Covey Co.[a,b]	77,201	1,292,345
FTI Consulting Inc.[a,b]	267,791	9,281,636
Heidrick & Struggles International Inc.	122,881	3,344,821

Security	Shares	Value

Hill International Inc.[a]	257,299	$998,320
Huron Consulting Group Inc.[a,b]	142,928	8,489,923
ICF International Inc.[a,b]	137,076	4,874,423
Kelly Services Inc. Class A	208,974	3,374,930
Korn/Ferry International	160,212	5,315,834
Mistras Group Inc.[a,b]	52,006	992,794
Navigant Consulting Inc.[a,b]	338,128	5,430,336
Pendrell Corp.[a,b]	1,146,992	574,758
Resources Connection Inc.	215,799	3,526,156
RPX Corp.[a]	332,163	3,653,793
TriNet Group Inc.[a,b]	22,727	439,767
Volt Information Sciences Inc.[a,b]	26,851	218,567
VSE Corp.	28,743	1,787,240

		60,958,236
REAL ESTATE INVESTMENT TRUSTS (REITS) — 15.22%
Acadia Realty Trust[b]	482,202	15,984,996
AG Mortgage Investment Trust Inc.[b]	201,239	2,583,909
Agree Realty Corp.	144,844	4,923,248
Alexander’s Inc.[b]	1,083	415,991
Altisource Residential Corp.[b]	401,060	4,977,155
American Assets Trust Inc.	29,264	1,122,274
American Capital Mortgage Investment Corp.[b]	358,776	5,008,513
American Residential Properties Inc.[b]	226,971	4,289,752
Anworth Mortgage Asset Corp.	740,096	3,219,418
Apollo Commercial Real Estate Finance Inc.[b]	408,298	7,034,975
Apollo Residential Mortgage Inc.	221,445	2,646,268
Ares Commercial Real Estate Corp.	187,067	2,140,046
Armada Hoffler Properties Inc.	208,156	2,181,475
ARMOUR Residential REIT Inc.[b]	280,666	6,107,292
Ashford Hospitality Prime Inc.[b]	195,164	2,829,878
Ashford Hospitality Trust Inc.[b]	583,912	3,684,485
Bluerock Residential Growth REIT Inc.	132,097	1,565,349
Campus Crest Communities Inc.	458,426	3,117,297
Capstead Mortgage Corp.[b]	668,873	5,845,950
CatchMark Timber Trust Inc. Class Ab	275,079	3,111,143
Cedar Realty Trust Inc.	597,781	4,232,289
Chatham Lodging Trust	267,379	5,475,922
Chesapeake Lodging Trust[b]	417,326	10,499,922
Colony Capital Inc.	783,064	15,254,087
Colony Starwood Homes	267,071	6,046,487

429

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2015

Security	Shares	Value

CorEnergy Infrastructure Trust Inc.[b]	85,109	$1,263,018
Cousins Properties Inc.	1,518,587	14,320,275
CubeSmart[b]	251,303	7,694,898
CyrusOne Inc.[b]	38,082	1,426,171
CYS Investments Inc.[b]	1,112,981	7,935,555
DCT Industrial Trust Inc.	622,699	23,270,262
DiamondRock Hospitality Co.	1,406,224	13,570,062
DuPont Fabros Technology Inc.[b]	287,608	9,143,058
Dynex Capital Inc.	347,889	2,209,095
EastGroup Properties Inc.[b]	180,794	10,053,954
Education Realty Trust Inc.	395,798	14,992,828
EPR Properties[b]	400,779	23,425,533
Equity One Inc.	469,432	12,745,079
FelCor Lodging Trust Inc.[b]	1,007,765	7,356,684
First Industrial Realty Trust Inc.[b]	776,187	17,177,018
First Potomac Realty Trust[b]	412,104	4,697,986
Franklin Street Properties Corp.[b]	628,097	6,500,804
GEO Group Inc. (The)	523,079	15,122,214
Getty Realty Corp.[b]	181,123	3,106,259
Gladstone Commercial Corp.[b]	155,032	2,261,917
Government Properties Income Trust[b]	449,865	7,139,358
Gramercy Property Trust[b]	2,943,085	22,720,616
Great Ajax Corp.	31,699	384,192
Hannon Armstrong Sustainable Infrastructure Capital Inc.	270,512	5,118,087
Hatteras Financial Corp.	678,787	8,926,049
Healthcare Realty Trust Inc.	703,660	19,927,651
Hersha Hospitality Trust[b]	324,184	7,054,244
Highwoods Properties Inc.[b]	659,073	28,735,583
Hudson Pacific Properties Inc.[b]	521,914	14,686,660
Independence Realty Trust Inc.[b]	224,547	1,686,348
InfraREIT Inc.[a]	155,911	2,884,353
Inland Real Estate Corp.	420,054	4,460,973
Invesco Mortgage Capital Inc.[b]	862,389	10,685,000
Investors Real Estate Trust[b]	857,773	5,961,522
iStar Inc.[a]	602,927	7,072,334
Kite Realty Group Trust	585,948	15,193,632
Ladder Capital Corp.	256,512	3,185,879

Security	Shares	Value

LaSalle Hotel Properties[b]	791,757	$19,920,606
Lexington Realty Trust[b]	1,438,238	11,505,904
LTC Properties Inc.[b]	234,335	10,109,212
Mack-Cali Realty Corp.[b]	624,870	14,590,714
Medical Properties Trust Inc.[b]	1,639,607	18,871,877
Monmouth Real Estate Investment Corp.[b]	443,282	4,636,730
Monogram Residential Trust Inc.[b]	1,167,739	11,397,133
National Health Investors Inc.[b]	173,773	10,577,562
National Storage Affiliates Trust[b]	11,422	195,659
New Residential Investment Corp.	1,614,957	19,637,877
New Senior Investment Group Inc.	605,718	5,972,379
New York Mortgage Trust Inc.[b]	767,858	4,092,683
New York REIT Inc.[b]	1,137,914	13,086,011
NexPoint Residential Trust Inc.[b]	132,574	1,735,394
One Liberty Properties Inc.[b]	86,442	1,855,045
Orchid Island Capital Inc.[b]	150,428	1,493,750
Parkway Properties Inc./Md	595,179	9,302,648
Pebblebrook Hotel Trust[b]	504,626	14,139,621
Pennsylvania REIT[b]	484,665	10,599,624
PennyMac Mortgage Investment Trust[c]	476,838	7,276,548
Physicians Realty Trust[b]	609,839	10,281,886
Potlatch Corp.[b]	77,018	2,329,024
Preferred Apartment Communities Inc.[b]	155,978	2,040,192
PS Business Parks Inc.[b]	122,849	10,740,688
QTS Realty Trust Inc. Class Ab	10,965	494,631
RAIT Financial Trust	630,694	1,702,874
Ramco-Gershenson Properties Trust[b]	556,021	9,235,509
Redwood Trust Inc.[b]	592,827	7,825,316
Resource Capital Corp.[b]	224,109	2,859,631
Retail Opportunity Investments Corp.[b]	697,624	12,487,470
Rexford Industrial Realty Inc.	387,658	6,342,085
RLJ Lodging Trust[b]	587,097	12,698,908
Rouse Properties Inc.[b]	257,000	3,741,920
Sabra Health Care REIT Inc.	389,902	7,887,717
Saul Centers Inc.	9,578	491,064
Select Income REIT	437,809	8,677,374
Silver Bay Realty Trust Corp.	255,929	4,007,848

430

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2015

Security	Shares	Value

Sovran Self Storage Inc.[b]	31,927	$3,426,086
STAG Industrial Inc.[b]	454,846	8,391,909
STORE Capital Corp.[b]	284,516	6,600,771
Summit Hotel Properties Inc.[b]	614,665	7,345,247
Sun Communities Inc.[b]	298,851	20,480,259
Sunstone Hotel Investors Inc.[b]	1,462,666	18,268,698
Terreno Realty Corp.	301,139	6,811,764
UMH Properties Inc.[b]	165,948	1,679,394
United Development Funding IVb	217,506	2,392,566
Urstadt Biddle Properties Inc. Class A	154,670	2,975,851
Washington REIT[b]	477,249	12,914,358
Western Asset Mortgage Capital Corp.[b]	296,258	3,027,757
Whitestone REIT[b]	186,780	2,243,228
Xenia Hotels & Resorts Inc.[b]	781,850	11,985,760

		891,778,034
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.77%
Alexander & Baldwin Inc.	343,513	12,129,444
Altisource Asset Management Corp.[a]	1,103	18,927
AV Homes Inc.[a,b]	84,280	1,079,627
Consolidated-Tomoka Land Co.	21,054	1,109,756
Forestar Group Inc.[a,b]	236,974	2,592,496
FRP Holdings Inc.[a,b]	47,484	1,611,607
Kennedy-Wilson Holdings Inc.	589,107	14,185,697
RE/MAX Holdings Inc. Class A	81,861	3,053,415
RMR Group Inc. (The)[b]	48,788	703,035
St. Joe Co. (The)[a,b]	378,769	7,011,014
Tejon Ranch Co.[a,b]	97,041	1,858,335

		45,353,353

ROAD & RAIL — 0.28%
ArcBest Corp.	121,606	2,601,152
Celadon Group Inc.	59,445	587,911
Covenant Transportation Group Inc. Class Aa,b	5,356	101,175
Marten Transport Ltd.	149,706	2,649,796
Roadrunner Transportation Systems Inc.[a,b]	117,036	1,103,649
Universal Truckload Services Inc.	18,149	254,812
USA Truck Inc.[a]	42,933	749,181
Werner Enterprises Inc.	236,358	5,528,414
YRC Worldwide Inc.[a]	186,678	2,647,094

		16,223,184

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.81%
Advanced Energy Industries Inc.[a]	133,145	$3,758,683
Advanced Micro Devices Inc.[a,b]	2,513,241	7,213,002
Alpha & Omega Semiconductor Ltd.[a]	132,884	1,221,204
Amkor Technology Inc.[a]	698,212	4,245,129
Applied Micro Circuits Corp.[a]	411,713	2,622,612
Axcelis Technologies Inc.[a]	813,899	2,107,998
Brooks Automation Inc.	470,721	5,027,300
Cabot Microelectronics Corp.[a,b]	26,453	1,158,112
Cascade Microtech Inc.[a]	18,950	307,938
CEVA Inc.[a]	76,007	1,775,524
Cohu Inc.	184,848	2,231,115
Diodes Inc.[a,b]	263,730	6,060,515
DSP Group Inc.[a]	154,241	1,456,035
Entegris Inc.[a]	408,256	5,417,557
Exar Corp.[a,b]	226,981	1,391,394
Fairchild Semiconductor International Inc.[a]	816,203	16,903,564
FormFactor Inc.[a,b]	220,619	1,985,571
Intersil Corp. Class A	922,976	11,777,174
IXYS Corp.	171,249	2,162,875
Kopin Corp.[a]	458,821	1,247,993
Lattice Semiconductor Corp.[a,b]	624,162	4,038,328
MKS Instruments Inc.	374,207	13,471,452
Nanometrics Inc.[a,b]	167,125	2,530,273
NeoPhotonics Corp.[a,b]	195,496	2,123,087
NVE Corp.	18,268	1,026,296
OmniVision Technologies Inc.[a]	407,205	11,817,089
PDF Solutions Inc.[a]	15,528	168,324
Photronics Inc.[a,b]	466,942	5,813,428
PMC-Sierra Inc.[a]	802,846	9,329,071
Power Integrations Inc.	68,564	3,334,267
Rudolph Technologies Inc.[a,b]	192,606	2,738,857
Semtech Corp.[a]	309,565	5,856,970
Sigma Designs Inc.[a,b]	246,393	1,557,204
Silicon Laboratories Inc.[a,b]	87,725	4,258,171
Tessera Technologies Inc.	142,775	4,284,678
Ultra Clean Holdings Inc.[a,b]	222,153	1,137,423
Ultratech Inc.[a,b]	192,250	3,810,395
Veeco Instruments Inc.[a,b]	282,190	5,801,826
Xcerra Corp.[a]	212,014	1,282,685

		164,451,119

431

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2015

Security	Shares	Value

SOFTWARE — 0.94%
American Software Inc./GA Class A	145,185	$1,477,983
Bottomline Technologies de Inc.[a]	43,456	1,291,947
Digimarc Corp.[a,b]	4,722	172,400
Digital Turbine Inc.[a,b]	33,166	44,111
EnerNOC Inc.[a,b]	189,347	728,986
Epiq Systems Inc.	144,780	1,892,275
Glu Mobile Inc.[a,b]	402,637	978,408
Mentor Graphics Corp.	700,900	12,910,578
Park City Group Inc.[a,b]	7,054	84,013
Progress Software Corp.[a,b]	355,396	8,529,504
QAD Inc. Class A	53,246	1,092,608
Rapid7 Inc.[a,b]	12,460	188,520
Rovi Corp.[a,b]	582,111	9,697,969
Sapiens International Corp. NV	36,450	371,790
SeaChange International Inc.[a,b]	230,096	1,550,847
Silver Spring Networks Inc.[a]	15,802	227,707
Take-Two Interactive Software Inc.[a,b]	286,033	9,965,390
TeleCommunication Systems Inc. Class Aa	361,158	1,794,955
Telenav Inc.[a,b]	193,340	1,100,105
Verint Systems Inc.[a,b]	23,251	943,060

		55,043,156
SPECIALTY RETAIL — 2.32%
Abercrombie & Fitch Co. Class A	487,049	13,150,323
America’s Car-Mart Inc./TXa,b	48,853	1,303,887
American Eagle Outfitters Inc.	160,291	2,484,511
Ascena Retail Group Inc.[a,b]	986,403	9,716,070
Barnes & Noble Education Inc.[a,b]	223,084	2,219,686
Barnes & Noble Inc.	360,230	3,137,603
bebe stores inc.	196,409	110,971
Big 5 Sporting Goods Corp.	125,932	1,258,061
Build-A-Bear Workshop Inc.[a,b]	93,171	1,140,413
Caleres Inc.	278,857	7,478,945
Cato Corp. (The) Class A	152,166	5,602,752
Children’s Place Inc. (The)	106,487	5,878,082
Christopher & Banks Corp.[a,b]	263,113	434,136
Citi Trends Inc.	104,297	2,216,311

Security	Shares	Value

Conn’s Inc.[a,b]	171,124	$4,016,280
Destination XL Group Inc.[a,b]	197,724	1,091,436
Express Inc.[a]	57,680	996,710
Finish Line Inc. (The) Class A	231,829	4,191,468
Genesco Inc.[a,b]	169,072	9,608,362
Group 1 Automotive Inc.	128,803	9,750,387
Guess? Inc.	435,133	8,215,311
Haverty Furniture Companies Inc.	144,151	3,090,597
Lumber Liquidators Holdings Inc.[a,b]	189,519	3,290,050
MarineMax Inc.[a]	89,483	1,648,277
Pep Boys-Manny Moe & Jack (The)[a]	377,059	6,941,656
Rent-A-Center Inc./TX	373,797	5,595,741
Shoe Carnival Inc.	106,884	2,479,709
Sonic Automotive Inc. Class A	230,754	5,251,961
Sportsman’s Warehouse Holdings Inc.[a,b]	76,080	981,432
Stage Stores Inc.	220,751	2,011,042
Stein Mart Inc.	207,471	1,396,280
Systemax Inc.[a]	75,366	648,148
Tilly’s Inc. Class Aa,b	78,689	521,708
Vitamin Shoppe Inc.[a,b]	196,733	6,433,169
West Marine Inc.[a,b]	124,104	1,053,643
Zumiez Inc.[a,b]	29,138	440,567

		135,785,685
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.34%
Avid Technology Inc.[a,b]	83,695	610,137
CPI Card Group Inc.[a]	27,876	297,158
Imation Corp.[a,b]	234,540	321,320
Pure Storage Inc. Class Aa,b	72,523	1,129,183
QLogic Corp.[a,b]	615,441	7,508,380
Quantum Corp.[a,b]	1,501,300	1,396,209
Stratasys Ltd.[a,b]	358,278	8,412,367

		19,674,754
TEXTILES, APPAREL & LUXURY GOODS — 0.36%
Cherokee Inc.[a]	6,782	116,990
Columbia Sportswear Co.	61,421	2,994,888
Crocs Inc.[a,b]	128,081	1,311,549
Deckers Outdoor Corp.[a,b]	98,917	4,668,882

432

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2015

Security	Shares	Value

Iconix Brand Group Inc.[a,b]	332,578	$2,271,508
Movado Group Inc.	111,762	2,873,401
Perry Ellis International Inc.[a,b]	88,322	1,626,891
Sequential Brands Group Inc.[a]	40,567	320,886
Unifi Inc.[a]	99,283	2,794,817
Vera Bradley Inc.[a,b]	149,045	2,348,949

		21,328,761
THRIFTS & MORTGAGE FINANCE — 3.67%
Anchor BanCorp. Wisconsin Inc.[a]	53,593	2,332,367
Astoria Financial Corp.	631,085	10,002,697
Bank Mutual Corp.	321,738	2,509,556
BankFinancial Corp.	126,810	1,601,610
BBX Capital Corp.[a,b]	18,237	285,409
Bear State Financial Inc.[a,b]	94,972	1,028,547
Beneficial Bancorp. Inc.[a]	579,349	7,716,929
Brookline Bancorp. Inc.	491,025	5,646,787
BSB Bancorp. Inc./MAa,b	57,077	1,335,031
Capitol Federal Financial Inc.	984,997	12,371,562
Charter Financial Corp./MD	114,420	1,511,488
Clifton Bancorp. Inc.[b]	181,601	2,604,158
Dime Community Bancshares Inc.	219,302	3,835,592
EverBank Financial Corp.	677,132	10,820,569
Federal Agricultural Mortgage Corp. Class C	74,831	2,362,415
First Defiance Financial Corp.	65,965	2,492,158
Flagstar Bancorp. Inc.[a,b]	145,484	3,362,135
Fox Chase Bancorp. Inc.	80,515	1,633,649
Hingham Institution for Savings	9,300	1,114,140
HomeStreet Inc.[a]	108,431	2,354,037
IMPAC Mortgage Holdings Inc.[a,b]	6,463	116,334
Kearny Financial Corp./MD	657,209	8,326,838
Meridian Bancorp. Inc.	331,237	4,670,442
Meta Financial Group Inc.	52,364	2,405,079
MGIC Investment Corp.[a,b]	1,318,325	11,640,810
Nationstar Mortgage Holdings Inc.[a,b]	278,961	3,729,709
NMI Holdings Inc. Class Aa	354,403	2,399,308
Northfield Bancorp. Inc.	328,979	5,237,346
Northwest Bancshares Inc.	710,527	9,513,957
OceanFirst Financial Corp.	91,731	1,837,372
Ocwen Financial Corp.[a,b]	756,526	5,272,986

Security	Shares	Value

Oritani Financial Corp.	308,651	$5,092,742
PennyMac Financial Services Inc. Class Aa,c	93,191	1,431,414
PHH Corp.[a]	351,185	5,689,197
Provident Financial Services Inc.	458,660	9,241,999
Radian Group Inc.	1,341,756	17,966,113
Stonegate Mortgage Corp.[a,b]	83,246	453,691
Territorial Bancorp. Inc.	58,771	1,630,308
TrustCo Bank Corp. NY	668,339	4,103,601
United Community Financial Corp./OH	339,085	2,000,602
United Financial Bancorp. Inc.	284,215	3,660,689
Walker & Dunlop Inc.[a,b]	95,356	2,747,206
Walter Investment Management Corp.[a,b]	264,592	3,762,498
Washington Federal Inc.	664,794	15,842,041
Waterstone Financial Inc.	187,316	2,641,156
WSFS Financial Corp.	204,734	6,625,192

		214,959,466
TOBACCO — 0.15%
Universal Corp./VAb	158,860	8,908,869

		8,908,869
TRADING COMPANIES & DISTRIBUTORS — 1.09%
Aircastle Ltd.[b]	439,351	9,178,042
Applied Industrial Technologies Inc.	169,449	6,860,990
Beacon Roofing Supply Inc.[a]	262,065	10,791,837
CAI International Inc.[a,b]	125,716	1,267,217
DXP Enterprises Inc.[a,b]	61,107	1,393,240
Kaman Corp.	175,499	7,162,114
Lawson Products Inc./DEa	12,598	294,163
MRC Global Inc.[a,b]	719,739	9,284,633
Neff Corp.[a]	45,894	351,548
Rush Enterprises Inc. Class Aa	249,328	5,457,790
TAL International Group Inc.	234,932	3,735,419
Textainer Group Holdings Ltd.[b]	153,519	2,166,153
Titan Machinery Inc.[a,b]	121,253	1,325,295
Univar Inc.[a,b]	148,381	2,523,961
Veritiv Corp.[a,b]	56,903	2,061,027

		63,853,429
TRANSPORTATION INFRASTRUCTURE — 0.09%
Wesco Aircraft Holdings Inc.[a,b]	435,051	5,207,560

		5,207,560

433

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2015

Security	Shares	Value

WATER UTILITIES — 0.55%
American States Water Co.	242,718	$10,182,020
Artesian Resources Corp. Class A	54,111	1,498,875
California Water Service Group	334,577	7,785,607
Connecticut Water Service Inc.	76,898	2,922,893
Consolidated Water Co. Ltd.	103,775	1,270,206
Middlesex Water Co.	111,413	2,956,901
SJW Corp.	110,141	3,265,680
York Water Co. (The)	82,236	2,050,966

		31,933,148
WIRELESS TELECOMMUNICATION SERVICES — 0.11%
Boingo Wireless Inc.[a,b]	114,707	759,360
Leap Wireless International Inc.	304,489	767,312
NTELOS Holdings Corp.[a]	124,512	1,138,040
Shenandoah Telecommunications Co.	23,475	1,010,599
Spok Holdings Inc.	154,514	2,830,697

		6,506,008

TOTAL COMMON STOCKS (Cost: $6,509,737,077)		5,835,681,954

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	89,598	1

		1

TOTAL WARRANTS (Cost: $0)		1

Security	Shares	Value

SHORT-TERM INVESTMENTS — 12.91%

MONEY MARKET FUNDS — 12.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	713,324,782	$713,324,782
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	35,795,164	35,795,164
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	7,129,598	7,129,598

		756,249,544

TOTAL SHORT-TERM INVESTMENTS
( Cost: $756,249,544)		756,249,544

TOTAL INVESTMENTS IN SECURITIES — 112.51%
(Cost: $7,265,986,621)		6,591,931,499
Other Assets, Less Liabilities — (12.51)%		(733,071,033)

NET ASSETS — 100.00%		$5,858,860,466

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

434

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2015

Open futures contracts as of December 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	173	Mar. 2016	ICE Markets Equity	$19,574,950	$(131,860)

See accompanying notes to schedules of investments.

435

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 2.59%
AAR Corp.	11,423	$300,311
Aerojet Rocketdyne Holdings Inc.[a,b]	16,811	263,260
Aerovironment Inc.[a,b]	4,973	146,554
American Science & Engineering Inc.	2,311	95,629
Astronics Corp.[a]	6,736	274,223
B/E Aerospace Inc.	30,738	1,302,369
Boeing Co. (The)	197,295	28,526,884
BWX Technologies Inc.	31,492	1,000,501
Cubic Corp.	5,522	260,915
Curtiss-Wright Corp.	13,319	912,351
DigitalGlobe Inc.[a]	20,919	327,592
Ducommun Inc.[a]	3,002	48,692
Engility Holdings Inc.	4,476	145,380
Esterline Technologies Corp.[a]	8,396	680,076
General Dynamics Corp.	83,208	11,429,451
HEICO Corp.	5,450	296,262
HEICO Corp. Class A	11,201	551,089
Hexcel Corp.	28,063	1,303,526
Honeywell International Inc.	223,030	23,099,217
Huntington Ingalls Industries Inc.	13,820	1,753,067
Keyw Holding Corp. (The)[a,b]	9,341	56,233
KLX Inc.a	14,716	453,106
Kratos Defense & Security Solutions Inc.[a,b]	11,379	46,654
L-3 Communications Holdings Inc.	23,359	2,791,634
Lockheed Martin Corp.	77,324	16,790,907
Moog Inc. Class Aa	10,721	649,693
National Presto Industries Inc.	1,299	107,635
Northrop Grumman Corp.	52,218	9,859,281
Orbital ATK Inc.	17,458	1,559,698
Precision Castparts Corp.	39,546	9,175,067
Raytheon Co.	87,192	10,858,020
Rockwell Collins Inc.	37,544	3,465,311
Sparton Corp.[a]	2,911	58,191
Spirit AeroSystems Holdings Inc. Class Aa	40,054	2,005,504
TASER International Inc.[a,b]	15,555	268,946
Teledyne Technologies Inc.[a]	10,401	922,569
Textron Inc.	79,733	3,349,583

Security	Shares	Value

TransDigm Group Inc.[a]	15,085	$3,446,168
Triumph Group Inc.	14,512	576,852
United Technologies Corp.	253,790	24,381,605
Vectrus Inc.[a]	2,932	61,249

		163,601,255
AIR FREIGHT & LOGISTICS — 0.61%
Air Transport Services Group Inc.[a]	14,817	149,355
Atlas Air Worldwide Holdings Inc.[a]	7,447	307,859
CH Robinson Worldwide Inc.	41,365	2,565,457
Echo Global Logistics Inc.[a]	7,519	153,312
Expeditors International of Washington Inc.	54,290	2,448,479
FedEx Corp.	80,953	12,061,187
Forward Air Corp.	8,373	360,123
Hub Group Inc. Class Aa	10,483	345,415
Park-Ohio Holdings Corp.	2,420	89,008
Radiant Logistics Inc.[a,b]	9,607	32,952
United Parcel Service Inc. Class B	200,498	19,293,923
UTi Worldwide Inc.[a]	25,426	178,745
XPO Logistics Inc.[a,b]	20,134	548,652

		38,534,467
AIRLINES — 0.66%
Alaska Air Group Inc.	36,876	2,968,887
Allegiant Travel Co.	3,710	622,649
American Airlines Group Inc.	180,471	7,642,947
Copa Holdings SA Class Ab	9,333	450,411
Delta Air Lines Inc.	233,177	11,819,742
Hawaiian Holdings Inc.[a,b]	14,685	518,821
JetBlue Airways Corp.[a]	88,536	2,005,340
Republic Airways Holdings Inc.[a]	13,387	52,611
SkyWest Inc.	14,385	273,603
Southwest Airlines Co.	191,288	8,236,861
Spirit Airlines Inc.[a,b]	20,413	813,458
United Continental Holdings Inc.[a]	109,491	6,273,834
Virgin America Inc.[a,b]	6,917	249,081

		41,928,245
AUTO COMPONENTS — 0.48%
American Axle & Manufacturing Holdings Inc.[a,b]	22,043	417,494
BorgWarner Inc.	64,199	2,775,323
Cooper Tire & Rubber Co.	17,414	659,120

436

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

Cooper-Standard Holding Inc.[a,b]	3,876	$300,739
Dana Holding Corp.	45,744	631,267
Delphi Automotive PLC	82,713	7,090,986
Dorman Products Inc.[a,b]	8,454	401,311
Drew Industries Inc.	6,411	390,366
Federal-Mogul Holdings Corp.[a]	8,171	55,971
Fox Factory Holding Corp.[a]	7,124	117,760
Gentex Corp.	85,995	1,376,780
Gentherm Inc.[a]	9,904	469,450
Goodyear Tire & Rubber Co. (The)	76,591	2,502,228
Horizon Global Corp.[a]	5,041	52,275
Johnson Controls Inc.	187,403	7,400,544
Lear Corp.	22,457	2,758,393
Metaldyne Performance Group Inc.	3,235	59,330
Modine Manufacturing Co.[a]	13,435	121,587
Motorcar Parts of America Inc.[a]	6,151	207,965
Standard Motor Products Inc.	5,437	206,878
Stoneridge Inc.[a]	7,738	114,522
Strattec Security Corp.	981	55,417
Superior Industries International Inc.	6,410	118,072
Tenneco Inc.[a,b]	17,074	783,867
Tower International Inc.	5,696	162,735
Visteon Corp.[a]	11,508	1,317,666

		30,548,046
AUTOMOBILES — 0.65%
Ford Motor Co.	1,113,121	15,683,875
General Motors Co.	458,638	15,598,278
Harley-Davidson Inc.	54,921	2,492,864
Tesla Motors Inc.[a,b]	27,697	6,647,557
Thor Industries Inc.	13,257	744,381
Winnebago Industries Inc.	8,369	166,543

		41,333,498
BANKS — 6.01%
1st Source Corp.	4,563	140,860
Access National Corp.	2,064	42,229
Allegiance Bancshares Inc.[a]	857	20,268
American National Bankshares Inc.	2,189	56,060
Ameris Bancorp.	9,670	328,683
Ames National Corp.	2,250	54,653
Arrow Financial Corp.	3,079	83,656

Security	Shares	Value

Associated Banc-Corp.	42,549	$797,794
Banc of California Inc.	9,790	143,130
BancFirst Corp.	1,864	109,268
Banco Latinoamericano de Comercio Exterior SA Class E	7,994	207,284
Bancorp. Inc. (The)[a]	8,136	51,826
BancorpSouth Inc.	26,521	636,239
Bank of America Corp.	2,995,932	50,421,536
Bank of Hawaii Corp.	12,752	802,101
Bank of Marin Bancorp.	1,385	73,959
Bank of the Ozarks Inc.	22,127	1,094,401
BankUnited Inc.	30,576	1,102,571
Banner Corp.	5,392	247,277
Bar Harbor Bankshares	2,120	72,970
BB&T Corp.	221,430	8,372,268
BBCN Bancorp. Inc.	21,964	378,220
Berkshire Hills Bancorp. Inc.	9,552	278,059
Blue Hills Bancorp. Inc.	8,031	122,955
BNC Bancorp.	8,665	219,918
BOK Financial Corp.	8,391	501,698
Boston Private Financial Holdings Inc.	22,085	250,444
Bridge Bancorp. Inc.	5,016	152,637
Bryn Mawr Bank Corp.	5,543	159,195
C1 Financial Inc.[a]	925	22,394
Camden National Corp.	2,197	96,866
Capital Bank Financial Corp. Class Ab	6,663	213,083
Capital City Bank Group Inc.	3,150	48,353
Cardinal Financial Corp.	8,322	189,325
Cascade Bancorp.[a]	8,794	53,380
Cathay General Bancorp.	22,138	693,584
CenterState Banks Inc.	13,600	212,840
Central Pacific Financial Corp.	6,341	139,629
Century Bancorp. Inc./MA Class A	970	42,156
Chemical Financial Corp.	10,370	355,380
CIT Group Inc.	49,388	1,960,704
Citigroup Inc.	865,564	44,792,937
Citizens & Northern Corp.	3,318	69,678
Citizens Financial Group Inc.	88,239	2,310,979
City Holding Co.[b]	4,142	189,041
CNB Financial Corp./PA	3,532	63,682
CoBiz Financial Inc.	9,724	130,496

437

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

Columbia Banking System Inc.	17,702	$575,492
Comerica Inc.	50,508	2,112,750
Commerce Bancshares Inc./MO	25,026	1,064,606
Community Bank System Inc.[b]	12,879	514,387
Community Trust Bancorp. Inc.	4,368	152,705
CommunityOne Bancorp.[a]	2,897	39,023
ConnectOne Bancorp. Inc.	7,744	144,735
CU Bancorp.[a]	6,026	152,819
Cullen/Frost Bankers Inc.[b]	15,601	936,060
Customers Bancorp. Inc.[a,b]	8,781	239,019
CVB Financial Corp.	29,639	501,492
Eagle Bancorp. Inc.[a,b]	8,211	414,409
East West Bancorp. Inc.	41,434	1,721,997
Enterprise Bancorp. Inc./MA	1,704	38,936
Enterprise Financial Services Corp.	5,079	143,990
Equity Bancshares Inc. Class Aa	645	15,087
Farmers Capital Bank Corp.[a]	2,750	74,552
FCB Financial Holdings Inc. Class Aa	7,693	275,332
Fidelity Southern Corp.	6,846	152,734
Fifth Third Bancorp.	229,722	4,617,412
Financial Institutions Inc.	3,891	108,948
First Bancorp. Inc./ME	2,356	48,227
First BanCorp./Puerto Rico[a]	31,585	102,651
First Bancorp./Southern Pines NC	4,172	78,183
First Busey Corp.	6,983	144,059
First Business Financial Services Inc.	2,214	55,372
First Citizens BancShares Inc./NC Class A	2,183	563,585
First Commonwealth Financial Corp.	29,570	268,200
First Community Bancshares Inc./VA	5,059	94,249
First Connecticut Bancorp. Inc./Farmington CT	4,992	86,911
First Financial Bancorp.	16,566	299,348
First Financial Bankshares Inc.[b]	17,656	532,682
First Financial Corp./IN	3,188	108,296
First Horizon National Corp.	67,627	981,944
First Interstate BancSystem Inc.	4,678	135,989
First Merchants Corp.	11,760	298,939
First Midwest Bancorp. Inc./IL	21,183	390,403
First NBC Bank Holding Co.[a,b]	4,127	154,309

Security	Shares	Value

First Niagara Financial Group Inc.	99,068	$1,074,888
First of Long Island Corp. (The)	3,310	99,300
First Republic Bank/CA	40,994	2,708,064
FirstMerit Corp.	46,245	862,469
Flushing Financial Corp.	8,611	186,342
FNB Corp./PA	51,599	688,331
Franklin Financial Network Inc.[a]	1,525	47,855
Fulton Financial Corp.	48,389	629,541
German American Bancorp. Inc.	3,542	118,019
Glacier Bancorp. Inc.	22,623	600,188
Great Southern Bancorp. Inc.	2,972	134,513
Great Western Bancorp. Inc.	11,448	332,221
Green Bancorp. Inc.[a,b]	6,966	73,004
Guaranty Bancorp.	4,298	71,089
Hampton Roads Bankshares Inc.[a]	9,464	17,414
Hancock Holding Co.	21,610	543,924
Hanmi Financial Corp.	8,696	206,269
Heartland Financial USA Inc.	6,042	189,477
Heritage Commerce Corp.	5,653	67,610
Heritage Financial Corp./WA	8,278	155,958
Heritage Oaks Bancorp.	5,602	44,872
Hilltop Holdings Inc.[a]	23,135	444,655
Home BancShares Inc./AR	17,051	690,907
HomeTrust Bancshares Inc.[a]	6,216	125,874
Horizon Bancorp./IN	2,225	62,211
Huntington Bancshares Inc./OH	229,006	2,532,806
IBERIABANK Corp.	10,723	590,516
Independent Bank Corp./MI	6,340	96,558
Independent Bank Corp./Rockland MA	7,200	334,944
Independent Bank Group Inc.	2,499	79,968
International Bancshares Corp.	14,991	385,269
Investors Bancorp. Inc.	100,645	1,252,024
JPMorgan Chase & Co.	1,058,621	69,900,745
KeyCorp	240,708	3,174,939
Lakeland Bancorp. Inc.	9,265	109,234
Lakeland Financial Corp.	4,533	211,328
LegacyTexas Financial Group Inc.	13,648	341,473
Live Oak Bancshares Inc.[b]	1,353	19,213

438

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

M&T Bank Corp.	45,715	$5,539,744
MainSource Financial Group Inc.	5,964	136,456
MB Financial Inc.	21,109	683,298
Mercantile Bank Corp.	5,415	132,884
Merchants Bancshares Inc./VT	1,381	43,488
Metro Bancorp. Inc.	4,145	130,070
MidWestOne Financial Group Inc.	1,957	59,512
National Bank Holdings Corp. Class A	8,236	176,003
National Bankshares Inc.	1,950	69,303
National Commerce Corp.[a]	1,729	43,311
National Penn Bancshares Inc.	39,209	483,447
NBT Bancorp. Inc.	12,236	341,140
NewBridge Bancorp.	13,383	163,005
OFG Bancorp.	12,775	93,513
Old National Bancorp./IN	34,771	471,495
Old Second Bancorp. Inc.[a]	8,737	68,498
Opus Bank	3,456	127,768
Pacific Continental Corp.	5,116	76,126
Pacific Premier Bancorp. Inc.[a]	4,791	101,809
PacWest Bancorp.	31,884	1,374,200
Park National Corp.	4,084	369,520
Park Sterling Corp.	12,320	90,182
Peapack Gladstone Financial Corp.	3,110	64,128
Penns Woods Bancorp. Inc.	1,056	44,838
People’s United Financial Inc.	86,934	1,403,984
People’s Utah Bancorp.	825	14,198
Peoples Bancorp. Inc./OH	6,066	114,283
Peoples Financial Services Corp.	2,124	80,882
Pinnacle Financial Partners Inc.	9,756	501,068
PNC Financial Services Group Inc. (The)[c]	147,713	14,078,526
Popular Inc.	29,010	822,143
Preferred Bank/Los Angeles CA	3,286	108,504
PrivateBancorp. Inc.	22,129	907,732
Prosperity Bancshares Inc.	19,617	938,870
QCR Holdings Inc.	3,322	80,691
Regions Financial Corp.	379,979	3,647,798
Renasant Corp.	10,870	374,037
Republic Bancorp. Inc./KY Class A	2,828	74,687
S&T Bancorp. Inc.	10,716	330,267
Sandy Spring Bancorp. Inc.	6,962	187,696

Security	Shares	Value

Seacoast Banking Corp. of Florida[a]	8,498	$127,300
ServisFirst Bancshares Inc.	6,138	291,739
Sierra Bancorp.	3,254	57,433
Signature Bank/New York NYa	14,694	2,253,619
Simmons First National Corp. Class A	8,323	427,469
South State Corp.	6,743	485,159
Southside Bancshares Inc.	7,087	170,230
Southwest Bancorp. Inc.	5,339	93,326
State Bank Financial Corp.	9,062	190,574
Sterling Bancorp./DE	35,381	573,880
Stock Yards Bancorp. Inc.	3,453	130,489
Stonegate Bank	2,825	92,829
Suffolk Bancorp.	2,772	78,586
Sun Bancorp. Inc./NJa	2,143	44,232
SunTrust Banks Inc.	148,165	6,347,389
SVB Financial Group[a]	14,824	1,762,574
Synovus Financial Corp.	39,145	1,267,515
Talmer Bancorp. Inc. Class A	15,071	272,936
TCF Financial Corp.	49,805	703,247
Texas Capital Bancshares Inc.[a]	12,696	627,436
Tompkins Financial Corp.	4,078	229,020
TowneBank/Portsmouth VA	13,082	273,021
TriCo Bancshares	7,539	206,870
Tristate Capital Holdings Inc.[a,b]	6,354	88,892
Triumph Bancorp. Inc.[a]	3,010	49,665
Trustmark Corp.	18,185	418,982
U.S. Bancorp.	477,982	20,395,492
UMB Financial Corp.	11,084	515,960
Umpqua Holdings Corp.	62,193	988,869
Union Bankshares Corp.	12,338	311,411
United Bankshares Inc./WV	20,688	765,249
United Community Banks Inc./GA	15,983	311,509
Univest Corp. of Pennsylvania	4,944	103,132
Valley National Bancorp.	70,060	690,091
Washington Trust Bancorp. Inc.	4,112	162,506
Webster Financial Corp.	25,312	941,353
Wells Fargo & Co.	1,328,979	72,243,298
WesBanco Inc.	11,160	335,023
West Bancorp. Inc.	4,273	84,392
Westamerica Bancorp.	7,731	361,424

439

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

Western Alliance Bancorp.[a]	24,960	$895,066
Wilshire Bancorp. Inc.	18,290	211,249
Wintrust Financial Corp.	13,694	664,433
Yadkin Financial Corp.	7,975	200,731
Zions BanCorp.	59,427	1,622,357

		379,667,571
BEVERAGES — 1.91%
Boston Beer Co. Inc. (The)[a,b]	2,471	498,920
Brown-Forman Corp. Class A	7,679	845,535
Brown-Forman Corp. Class B	33,446	3,320,519
Castle Brands Inc.[a,b]	18,892	23,237
Coca-Cola Bottling Co. Consolidated	1,268	231,423
Coca-Cola Co. (The)	1,118,623	48,056,044
Coca-Cola Enterprises Inc.	66,651	3,281,895
Constellation Brands Inc. Class A	46,948	6,687,273
Craft Brew Alliance Inc.[a,b]	2,926	24,491
Dr Pepper Snapple Group Inc.	54,442	5,073,994
MGP Ingredients Inc.	4,391	113,946
Molson Coors Brewing Co. Class B	39,260	3,687,299
Monster Beverage Corp.[a]	42,910	6,391,874
National Beverage Corp.[a]	3,098	140,773
PepsiCo Inc.	421,088	42,075,113

		120,452,336
BIOTECHNOLOGY — 3.94%
AbbVie Inc.	472,266	27,977,038
Abeona Therapeutics Inc.[a,b]	2,941	9,882
ACADIA Pharmaceuticals Inc.[a,b]	23,366	832,998
Acceleron Pharma Inc.[a]	6,852	334,104
Achillion Pharmaceuticals Inc.[a,b]	32,755	353,426
Acorda Therapeutics Inc.[a,b]	11,620	497,104
Adamas Pharmaceuticals Inc.[a]	3,552	100,593
Aduro Biotech Inc.[a,b]	2,167	60,979
Advaxis Inc.[a,b]	8,254	83,035
Aegerion Pharmaceuticals Inc.[a,b]	8,135	82,164
Affimed NVa	5,512	39,245
Agenus Inc.[a]	25,477	115,666
Agios Pharmaceuticals Inc.[a,b]	7,267	471,774
Aimmune Therapeutics Inc.[a,b]	3,160	58,302
Akebia Therapeutics Inc.[a]	10,079	130,221
Alder Biopharmaceuticals Inc.[a,b]	7,421	245,116

Security	Shares	Value

Alexion Pharmaceuticals Inc.[a]	61,649	$11,759,547
Alkermes PLC[a]	42,881	3,403,894
Alnylam Pharmaceuticals Inc.[a]	20,997	1,976,658
AMAG Pharmaceuticals Inc.[a,b]	5,713	172,475
Amgen Inc.	216,916	35,211,974
Amicus Therapeutics Inc.[a,b]	32,832	318,470
Anacor Pharmaceuticals Inc.[a,b]	11,539	1,303,561
Anthera Pharmaceuticals Inc.[a,b]	9,323	43,259
Applied Genetic Technologies Corp./DEa	1,346	27,458
Ardelyx Inc.[a]	5,373	97,359
Arena Pharmaceuticals Inc.[a]	76,790	145,901
ARIAD Pharmaceuticals Inc.[a,b]	49,194	307,462
Array BioPharma Inc.[a,b]	36,010	151,962
Arrowhead Research Corp.[a,b]	14,615	89,882
Asterias Biotherapeutics Inc.[a,b]	2,972	11,680
Atara Biotherapeutics Inc.[a,b]	5,378	142,033
aTyr Pharma Inc.[a,b]	1,730	17,006
Avalanche Biotechnologies Inc.[a]	6,319	60,157
Axovant Sciences Ltd.[a,b]	4,026	72,589
Baxalta Inc.	154,973	6,048,596
Bellicum Pharmaceuticals Inc.[a]	2,385	48,344
BioCryst Pharmaceuticals Inc.[a,b]	19,750	203,820
Biogen Inc.[a]	63,533	19,463,335
BioMarin Pharmaceutical Inc.[a]	46,043	4,823,465
BioSpecifics Technologies Corp.[a]	1,026	44,087
BioTime Inc.[a,b]	21,983	90,130
Bluebird Bio Inc.[a,b]	10,151	651,897
Blueprint Medicines Corp.[a,b]	2,587	68,142
Calithera Biosciences Inc.[a,b]	2,233	17,105
Cara Therapeutics Inc.[a]	6,421	108,258
Catabasis Pharmaceuticals Inc.[a,b]	1,270	10,071
Catalyst Pharmaceuticals Inc.[a,b]	19,653	48,150
Celgene Corp.[a]	226,297	27,101,329
Celldex Therapeutics Inc.[a,b]	28,947	453,889
Cellular Biomedicine Group Inc.[a,b]	2,573	55,294
Cepheid[a,b]	19,874	725,997
ChemoCentryx Inc.[a]	6,966	56,425
Chiasma Inc.[a]	2,080	40,706
Chimerix Inc.[a]	13,011	116,448
Cidara Therapeutics Inc.[a,b]	1,353	23,217

440

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

Clovis Oncology Inc.[a,b]	7,906	$276,710
Coherus Biosciences Inc.[a,b]	6,424	147,495
Concert Pharmaceuticals Inc.[a]	4,490	85,175
CorMedix Inc.[a,b]	8,793	17,850
CTI BioPharma Corp.[a]	92,584	113,878
Curis Inc.[a]	29,195	84,957
Cytokinetics Inc.[a,b]	13,561	141,848
CytomX Therapeutics Inc.[a]	2,186	45,622
CytRx Corp.[a,b]	15,712	41,637
Dicerna Pharmaceuticals Inc.[a,b]	6,176	73,309
Dimension Therapeutics Inc.	1,609	18,150
Dyax Corp.[a]	41,289	1,553,292
Dynavax Technologies Corp.[a]	11,159	269,601
Eagle Pharmaceuticals Inc./DEa,b	2,342	207,665
Edge Therapeutics Inc.[a,b]	2,395	29,938
Emergent BioSolutions Inc.[a]	9,686	387,537
Enanta Pharmaceuticals Inc.[a,b]	4,481	147,963
Epizyme Inc.[a,b]	7,967	127,631
Esperion Therapeutics Inc.[a,b]	3,618	80,537
Exact Sciences Corp.[a,b]	26,627	245,767
Exelixis Inc.[a,b]	64,423	363,346
Fibrocell Science Inc.[a,b]	6,985	31,782
FibroGen Inc.[a,b]	13,294	405,068
Five Prime Therapeutics Inc.[a]	6,847	284,150
Flexion Therapeutics Inc.[a,b]	4,774	91,995
Foundation Medicine Inc.[a,b]	4,064	85,588
Galena Biopharma Inc.[a,b]	33,666	49,489
Genocea Biosciences Inc.[a,b]	6,719	35,409
Genomic Health Inc.[a,b]	4,445	156,464
Geron Corp.[a]	39,584	191,587
Gilead Sciences Inc.	419,243	42,423,199
Global Blood Therapeutics Inc.[a,b]	1,965	63,528
Halozyme Therapeutics Inc.[a,b]	31,596	547,559
Heron Therapeutics Inc.[a,b]	8,017	214,054
Idera Pharmaceuticals Inc.[a,b]	32,357	99,983
Ignyta Inc.[a]	4,798	64,293
Immune Design Corp.[a,b]	4,569	91,746
ImmunoGen Inc.[a]	23,389	317,389
Immunomedics Inc.[a,b]	35,850	110,059
Incyte Corp.[a]	44,971	4,877,105
Infinity Pharmaceuticals Inc.[a]	13,469	105,732
Inovio Pharmaceuticals Inc.[a,b]	16,934	113,796
Insmed Inc.[a]	18,993	344,723
Insys Therapeutics Inc.[a,b]	6,932	198,463

Security	Shares	Value

Intercept Pharmaceuticals Inc.[a,b]	4,486	$669,984
Intrexon Corp.[a,b]	13,210	398,281
Invitae Corp.[a,b]	2,065	16,954
Ionis Pharmaceuticals Inc.[b]	34,340	2,126,676
Ironwood Pharmaceuticals Inc.[a,b]	33,566	389,030
Juno Therapeutics Inc.[a,b]	2,922	128,480
Karyopharm Therapeutics Inc.[a,b]	6,667	88,338
Keryx Biopharmaceuticals Inc.[a,b]	27,674	139,754
Kite Pharma Inc.[a,b]	8,081	497,951
La Jolla Pharmaceutical Co.[a,b]	3,235	87,345
Lexicon Pharmaceuticals Inc.[a,b]	10,104	134,484
Ligand Pharmaceuticals Inc.[a,b]	4,989	540,907
Lion Biotechnologies Inc.[a,b]	12,013	92,740
Loxo Oncology Inc.[a]	3,401	96,758
MacroGenics Inc.[a]	9,903	306,696
MannKind Corp.[a,b]	63,970	92,757
Medgenics Inc.[a]	4,794	28,860
Medivation Inc.[a]	45,097	2,179,989
Merrimack Pharmaceuticals Inc.[a,b]	30,886	243,999
MiMedx Group Inc.[a,b]	30,253	283,471
Mirati Therapeutics Inc.[a,b]	3,261	103,048
Momenta Pharmaceuticals Inc.[a]	17,036	252,814
Myriad Genetics Inc.[a,b]	19,173	827,507
NantKwest Inc.[a,b]	1,897	32,875
Natera Inc.[a,b]	2,852	30,802
Navidea Biopharmaceuticals Inc.[a,b]	33,380	44,395
Neurocrine Biosciences Inc.[a]	24,309	1,375,160
NewLink Genetics Corp.[a,b]	6,491	236,207
Nivalis Therapeutics Inc.[a]	1,414	10,944
Northwest Biotherapeutics Inc.[a,b]	16,223	51,914
Novavax Inc.[a,b]	76,440	641,332
Ocata Therapeutics Inc.[a]	13,397	112,803
OncoMed Pharmaceuticals Inc.[a,b]	3,719	83,826
Oncothyreon Inc.[a]	27,023	59,991
Ophthotech Corp.[a]	6,571	516,021
OPKO Health Inc.[a,b]	85,464	858,913
Orexigen Therapeutics Inc.[a,b]	24,965	42,940
Organovo Holdings Inc.[a,b]	17,617	43,866
Osiris Therapeutics Inc.[b]	4,520	46,918
Otonomy Inc.[a,b]	5,272	146,298
OvaScience Inc.[a,b]	7,935	77,525
PDL BioPharma Inc.	50,145	177,513
Peregrine Pharmaceuticals Inc.[a]	38,535	45,086
Pfenex Inc.[a]	4,252	52,640

441

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

Portola Pharmaceuticals Inc.[a]	14,310	$736,249
Progenics Pharmaceuticals Inc.[a,b]	23,457	143,791
Proteon Therapeutics Inc.[a]	2,184	33,874
Prothena Corp. PLC[a]	9,484	645,955
PTC Therapeutics Inc.[a,b]	9,465	306,666
Puma Biotechnology Inc.[a]	6,963	545,899
Radius Health Inc.[a,b]	9,430	580,322
Raptor Pharmaceutical Corp.[a,b]	21,352	111,030
Regeneron Pharmaceuticals Inc.[a]	22,394	12,157,031
REGENXBIO Inc.[a]	2,068	34,329
Regulus Therapeutics Inc.[a,b]	10,742	93,670
Repligen Corp.[a]	8,662	245,048
Retrophin Inc.[a]	10,644	205,323
Rigel Pharmaceuticals Inc.[a]	23,902	72,423
Sage Therapeutics Inc.[a]	3,832	223,406
Sangamo BioSciences Inc.[a,b]	21,138	192,990
Sarepta Therapeutics Inc.[a,b]	12,240	472,219
Seattle Genetics Inc.[a,b]	29,981	1,345,547
Seres Therapeutics Inc.[a,b]	2,424	85,058
Sorrento Therapeutics Inc.[a,b]	7,612	66,301
Spark Therapeutics Inc.[a,b]	2,273	102,990
Spectrum Pharmaceuticals Inc.[a,b]	16,756	101,039
Stemline Therapeutics Inc.[a,b]	2,498	15,762
Synergy Pharmaceuticals Inc.[a,b]	31,468	178,424
Synta Pharmaceuticals Corp.[a]	29,136	10,256
T2 Biosystems Inc.[a]	1,713	18,740
TESARO Inc.[a,b]	7,202	376,809
TG Therapeutics Inc.[a,b]	9,259	110,460
Threshold Pharmaceuticals Inc.[a,b]	12,659	6,075
Tobira Therapeutics Inc.[a,b]	463	4,653
Tokai Pharmaceuticals Inc.[a,b]	1,666	14,528
Trevena Inc.[a]	12,858	135,009
TrovaGene Inc.[a,b]	7,085	38,259
Ultragenyx Pharmaceutical Inc.[a]	10,875	1,219,957
United Therapeutics Corp.[a]	13,094	2,050,651
Vanda Pharmaceuticals Inc.[a]	13,809	128,562
Verastem Inc.[a,b]	6,683	12,430
Versartis Inc.[a]	6,393	79,209
Vertex Pharmaceuticals Inc.[a]	69,645	8,763,430
Vitae Pharmaceuticals Inc.[a,b]	6,393	115,713
Vital Therapies Inc.[a,b]	4,817	55,492
Voyager Therapeutics Inc.[a]	1,650	36,135

Security	Shares	Value

vTv Therapeutics Inc. Class Aa	1,758	$11,972
XBiotech Inc.[a,b]	1,140	12,392
Xencor Inc.[a]	7,718	112,837
XOMA Corp.[a,b]	25,207	33,525
Zafgen Inc.[a,b]	4,481	28,185
ZIOPHARM Oncology Inc.[a,b]	35,312	293,443

		249,045,608
BUILDING PRODUCTS — 0.27%
AAON Inc.	11,623	269,886
Advanced Drainage Systems Inc.	9,324	224,056
Allegion PLC	26,877	1,771,732
American Woodmark Corp.[a]	3,359	268,653
AO Smith Corp.	21,389	1,638,611
Apogee Enterprises Inc.	8,093	352,127
Armstrong World Industries Inc.[a]	11,129	508,929
Builders FirstSource Inc.[a,b]	12,555	139,109
Continental Building Products Inc.[a]	8,616	150,435
Fortune Brands Home & Security Inc.	45,234	2,510,487
Gibraltar Industries Inc.[a]	8,584	218,377
Griffon Corp.	8,130	144,714
Insteel Industries Inc.	4,936	103,261
Lennox International Inc.	11,483	1,434,227
Masco Corp.	98,910	2,799,153
Masonite International Corp.[a,b]	8,296	507,964
NCI Building Systems Inc.[a]	8,461	105,001
Nortek Inc.[a,b]	3,191	139,192
Owens Corning	33,400	1,570,802
Patrick Industries Inc.[a]	4,452	193,662
PGT Inc.[a]	11,888	135,404
Ply Gem Holdings Inc.[a]	4,397	55,138
Quanex Building Products Corp.	10,363	216,069
Simpson Manufacturing Co. Inc.	11,301	385,929
Trex Co. Inc.[a,b]	9,704	369,140
Universal Forest Products Inc.	5,530	378,086
USG Corp.[a,b]	26,145	635,062

		17,225,206
CAPITAL MARKETS — 2.06%
6D Global Technologies Inc.[a,b]	5,428	15,796
Affiliated Managers Group Inc.[a]	15,538	2,482,351
Ameriprise Financial Inc.	52,117	5,546,291
Arlington Asset Investment Corp. Class Ab	5,806	76,813

442

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

Artisan Partners Asset Management Inc.	9,904	$357,138
Ashford Inc.[a]	227	12,088
Associated Capital Group Inc.[a,b]	1,869	57,005
Bank of New York Mellon Corp. (The)	319,873	13,185,165
BGC Partners Inc. Class A	56,212	551,440
BlackRock Inc.[c]	35,817	12,196,405
Calamos Asset Management Inc. Class A	5,390	52,175
Charles Schwab Corp. (The)	327,311	10,778,351
Cohen & Steers Inc.	5,205	158,648
Cowen Group Inc. Class Aa,b	28,786	110,250
Diamond Hill Investment Group Inc.	816	154,224
E*TRADE Financial Corp.[a]	83,073	2,462,284
Eaton Vance Corp. NVS	33,672	1,091,983
Evercore Partners Inc. Class A	10,170	549,892
Federated Investors Inc. Class B	25,879	741,433
Fifth Street Asset Management Inc.	1,689	5,506
Financial Engines Inc.	15,043	506,498
Franklin Resources Inc.	109,842	4,044,383
GAMCO Investors Inc. Class A	1,811	56,213
Goldman Sachs Group Inc. (The)	123,260	22,215,150
Greenhill & Co. Inc.	8,212	234,945
HFF Inc. Class A	10,905	338,818
Houlihan Lokey Inc.	3,420	89,638
Interactive Brokers Group Inc. Class A	15,909	693,632
INTL FCStone Inc.[a]	3,996	133,706
Invesco Ltd.	123,835	4,145,996
Investment Technology Group Inc.	10,512	178,914
Janus Capital Group Inc.	41,896	590,315
KCG Holdings Inc. Class Aa	8,379	103,146
Ladenburg Thalmann Financial Services Inc.[a,b]	29,365	81,047
Lazard Ltd. Class A	36,063	1,623,196
Legg Mason Inc.	27,699	1,086,632
LPL Financial Holdings Inc.[b]	23,005	981,163
Medley Management Inc.	1,689	9,610
Moelis & Co. Class A	4,770	139,189
Morgan Stanley	436,876	13,897,026

Security	Shares	Value

Northern Trust Corp.	66,191	$4,771,709
NorthStar Asset Management Group Inc./New York	55,767	677,011
OM Asset Management PLC	6,762	103,662
Oppenheimer Holdings Inc. Class A	2,905	50,489
Piper Jaffray Companies[a]	4,247	171,579
Pzena Investment Management Inc. Class A	3,167	27,236
Raymond James Financial Inc.	36,731	2,129,296
RCS Capital Corp. Class Aa,b	12,940	3,940
Safeguard Scientifics Inc.[a]	6,014	87,263
SEI Investments Co.	39,410	2,065,084
State Street Corp.	117,797	7,817,009
Stifel Financial Corp.[a]	18,786	795,775
T Rowe Price Group Inc.	74,623	5,334,798
TD Ameritrade Holding Corp.	75,612	2,624,493
Virtu Financial Inc.	5,094	115,328
Virtus Investment Partners Inc.	2,123	249,368
Waddell & Reed Financial Inc. Class A	24,272	695,636
Westwood Holdings Group Inc.	1,921	100,065
WisdomTree Investments Inc.	32,174	504,488
ZAIS Group Holdings Inc.[a]	1,074	9,945

		130,068,629
CHEMICALS — 2.13%
A Schulman Inc.	8,313	254,710
Air Products & Chemicals Inc.	61,271	7,971,970
Airgas Inc.	19,267	2,665,011
Albemarle Corp.	31,508	1,764,763
American Vanguard Corp.	7,734	108,353
Ashland Inc.	18,094	1,858,254
Axalta Coating Systems Ltd.[a]	28,414	757,233
Axiall Corp.	19,578	301,501
Balchem Corp.	9,483	576,566
Cabot Corp.	17,904	731,916
Calgon Carbon Corp.	16,038	276,655
Celanese Corp. Series A	43,466	2,926,566
CF Industries Holdings Inc.	66,800	2,726,108
Chase Corp.	1,832	74,617

443

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

Chemours Co. (The)	51,378	$275,386
Chemtura Corp.[a]	20,452	557,726
Core Molding Technologies Inc.[a]	3,161	40,556
Dow Chemical Co. (The)	318,804	16,412,030
Eastman Chemical Co.	42,176	2,847,302
Ecolab Inc.	75,529	8,639,007
EI du Pont de Nemours & Co.	258,069	17,187,395
Ferro Corp.[a]	20,226	224,913
Flotek Industries Inc.[a]	15,731	179,963
FMC Corp.	38,240	1,496,331
FutureFuel Corp.	5,465	73,778
Hawkins Inc.	2,502	89,497
HB Fuller Co.	13,992	510,288
Huntsman Corp.	56,795	645,759
Innophos Holdings Inc.	6,173	178,894
Innospec Inc.	6,443	349,919
International Flavors & Fragrances Inc.	22,888	2,738,320
Intrepid Potash Inc.[a,b]	15,049	44,395
KMG Chemicals Inc.	2,186	50,322
Koppers Holdings Inc.	5,986	109,245
Kraton Performance Polymers Inc.[a]	9,183	152,530
Kronos Worldwide Inc.	5,630	31,753
LSB Industries Inc.[a,b]	5,294	38,382
LyondellBasell Industries NV Class A	104,678	9,096,518
Minerals Technologies Inc.	10,080	462,269
Monsanto Co.	125,176	12,332,340
Mosaic Co. (The)	98,708	2,723,354
NewMarket Corp.	2,354	896,238
Olin Corp.	48,874	843,565
OMNOVA Solutions Inc.[a]	12,872	78,905
Platform Specialty Products Corp.[a,b]	37,650	483,049
PolyOne Corp.	26,180	831,477
PPG Industries Inc.	77,792	7,687,405
Praxair Inc.	82,471	8,445,030
Quaker Chemical Corp.	3,522	272,110
Rayonier Advanced Materials Inc.	11,784	115,365
Rentech Inc.[a]	4,940	17,389
RPM International Inc.	38,478	1,695,341
Scotts Miracle-Gro Co. (The) Class A	12,877	830,695
Senomyx Inc.[a]	11,949	45,048
Sensient Technologies Corp.	12,942	813,016

Security	Shares	Value

Sherwin-Williams Co. (The)	23,083	$5,992,347
Stepan Co.	5,285	262,612
Trecora Resources[a]	5,557	68,851
Tredegar Corp.	6,674	90,900
Trinseo SAa,b	3,225	90,945
Tronox Ltd. Class A	17,277	67,553
Valhi Inc.	5,412	7,252
Valspar Corp. (The)	22,965	1,904,947
Westlake Chemical Corp.	11,093	602,572
WR Grace & Co.[a]	20,663	2,057,828

		134,682,835
COMMERCIAL SERVICES & SUPPLIES — 0.63%
ABM Industries Inc.	17,294	492,360
ACCO Brands Corp.[a]	31,718	226,149
ADT Corp. (The)[b]	49,093	1,619,087
ARC Document Solutions Inc.[a]	10,268	45,385
Brady Corp. Class A	12,805	294,259
Brink’s Co. (The)	13,395	386,580
Casella Waste Systems Inc. Class Aa	10,482	62,682
CECO Environmental Corp.	12,316	94,587
Cintas Corp.	25,638	2,334,340
Civeo Corp.	26,432	37,533
Clean Harbors Inc.[a,b]	16,961	706,426
Copart Inc.[a]	35,158	1,336,356
Covanta Holding Corp.	34,023	527,016
Deluxe Corp.	14,402	785,485
Ennis Inc.	7,426	142,950
Essendant Inc.	11,452	372,304
G&K Services Inc. Class A	6,319	397,465
Healthcare Services Group Inc.	21,025	733,142
Heritage-Crystal Clean Inc.[a]	2,159	22,885
Herman Miller Inc.	16,486	473,148
HNI Corp.	12,764	460,270
InnerWorkings Inc.[a]	12,466	93,495
Interface Inc.	19,940	381,652
KAR Auction Services Inc.	41,195	1,525,451
Kimball International Inc. Class B	9,246	90,333
Knoll Inc.	13,502	253,838
Matthews International Corp. Class A	10,006	534,821
McGrath RentCorp	7,064	177,942
Mobile Mini Inc.[b]	13,069	406,838

444

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

MSA Safety Inc.	8,714	$378,798
Multi-Color Corp.	3,886	232,422
NL Industries Inc.[a]	1,890	5,746
Pitney Bowes Inc.	56,568	1,168,129
Quad/Graphics Inc.	7,219	67,137
Republic Services Inc.	68,824	3,027,568
Rollins Inc.	26,976	698,678
RR Donnelley & Sons Co.	58,454	860,443
SP Plus Corp.[a]	4,341	103,750
Steelcase Inc. Class A	23,736	353,666
Stericycle Inc.[a]	24,379	2,940,107
Team Inc.[a]	5,554	177,506
Tetra Tech Inc.	17,839	464,171
TRC Companies Inc.[a]	7,540	69,745
Tyco International PLC	120,347	3,837,866
U.S. Ecology Inc.	6,084	221,701
UniFirst Corp./MA	4,102	427,428
Viad Corp.	5,556	156,846
Waste Connections Inc.	34,809	1,960,443
Waste Management Inc.	131,284	7,006,627
West Corp.	14,578	314,447

		39,488,003
COMMUNICATIONS EQUIPMENT — 1.41%
ADTRAN Inc.	16,660	286,885
Aerohive Networks Inc.[a,b]	2,713	13,864
Alliance Fiber Optic Products Inc.	3,253	49,316
Applied Optoelectronics Inc.[a,b]	6,369	109,292
Arista Networks Inc.[a]	9,483	738,157
ARRIS Group Inc.[a,b]	51,937	1,587,714
Bel Fuse Inc. Class B	3,103	53,651
Black Box Corp.	4,986	47,517
Brocade Communications Systems Inc.	118,584	1,088,601
CalAmp Corp.[a,b]	9,569	190,710
Calix Inc.[a]	11,245	88,498
Ciena Corp.[a]	36,809	761,578
Cisco Systems Inc.	1,450,922	39,399,787
Clearfield Inc.[a,b]	3,207	43,006
CommScope Holding Co. Inc.[a]	29,625	766,991
Comtech Telecommunications Corp.	5,082	102,097
Digi International Inc.[a]	7,364	83,802
EchoStar Corp. Class Aa	12,230	478,315
EMCORE Corp.[a,b]	11,596	71,084
Extreme Networks Inc.[a]	26,373	107,602

Security	Shares	Value

F5 Networks Inc.[a]	20,443	$1,982,153
Finisar Corp.[a]	29,417	427,723
Harmonic Inc.[a]	28,533	116,129
Harris Corp.	35,053	3,046,106
Infinera Corp.[a]	36,786	666,562
InterDigital Inc./PA	10,200	500,208
Ixia[a]	15,835	196,829
Juniper Networks Inc.	112,054	3,092,690
KVH Industries Inc.[a]	4,122	38,829
Lumentum Holdings Inc.[a]	12,996	286,172
Motorola Solutions Inc.	50,206	3,436,601
NETGEAR Inc.[a]	8,788	368,305
NetScout Systems Inc.[a]	26,042	799,489
Novatel Wireless Inc.[a,b]	10,683	17,841
Oclaro Inc.[a,b]	26,358	91,726
Palo Alto Networks Inc.[a]	20,553	3,620,206
Plantronics Inc.	10,604	502,842
Polycom Inc.[a]	39,131	492,659
QUALCOMM Inc.	428,868	21,436,967
Ruckus Wireless Inc.[a,b]	24,499	262,384
ShoreTel Inc.[a]	15,746	139,352
Sonus Networks Inc.[a]	15,477	110,351
Ubiquiti Networks Inc.[a,b]	8,314	263,471
ViaSat Inc.[a,b]	12,361	754,145
Viavi Solutions Inc.[a]	65,067	396,258

		89,114,465
CONSTRUCTION & ENGINEERING — 0.18%
AECOM[a]	43,331	1,301,230
Aegion Corp.[a]	11,180	215,886
Ameren Inc. Class Aa	5,597	34,981
Argan Inc.	3,392	109,901
Chicago Bridge & Iron Co. NV	28,246	1,101,312
Comfort Systems USA Inc.	10,430	296,421
Dycom Industries Inc.[a]	9,444	660,702
EMCOR Group Inc.	17,279	830,083
Fluor Corp.	41,790	1,973,324
Furmanite Corp.[a]	10,252	68,278
Granite Construction Inc.	10,853	465,702
Great Lakes Dredge & Dock Corp.[a]	16,804	66,544
HC2 Holdings Inc.[a,b]	7,488	39,611
Jacobs Engineering Group Inc.[a]	35,728	1,498,790
KBR Inc.	41,878	708,576
MasTec Inc.[a,b]	19,140	332,653

445

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

MYR Group Inc.[a]	5,898	$121,558
Northwest Pipe Co.[a]	2,810	31,444
NV5 Global Inc.[a,b]	1,434	31,519
Orion Marine Group Inc.[a,b]	7,429	30,979
Primoris Services Corp.	10,197	224,640
Quanta Services Inc.[a]	44,183	894,706
Tutor Perini Corp.[a,b]	10,148	169,877

		11,208,717
CONSTRUCTION MATERIALS — 0.13%
Eagle Materials Inc.	14,561	879,921
Headwaters Inc.[a]	20,584	347,252
Martin Marietta Materials Inc.	19,092	2,607,585
Summit Materials Inc. Class Aa	10,698	214,388
U.S. Concrete Inc.[a]	3,839	202,162
U.S. Lime & Minerals Inc.	387	21,270
Vulcan Materials Co.	38,199	3,627,759

		7,900,337
CONSUMER FINANCE — 0.80%
Ally Financial Inc.[a,b]	132,566	2,471,030
American Express Co.	246,119	17,117,576
Capital One Financial Corp.	155,997	11,259,863
Cash America International Inc.	8,276	247,866
Credit Acceptance Corp.[a,b]	2,369	507,013
Discover Financial Services	125,856	6,748,399
Encore Capital Group Inc.[a,b]	8,060	234,385
Enova International Inc.[a]	7,550	49,906
Ezcorp Inc. Class Aa	13,522	67,475
First Cash Financial Services Inc.[a]	8,111	303,595
Green Dot Corp. Class Aa	13,532	222,195
JG Wentworth Co. (The) Class Aa,b	4,075	7,335
LendingClub Corp.[a,b]	18,857	208,370
Navient Corp.	103,118	1,180,701
Nelnet Inc. Class A	6,627	222,468
OneMain Holdings Inc.[a]	14,810	615,207
PRA Group Inc.[a,b]	13,963	484,377
Regional Management Corp.[a]	5,213	80,645
Santander Consumer USA Holdings Inc.[a]	24,270	384,680
SLM Corp.[a]	124,003	808,500
Synchrony Financial[a]	237,461	7,221,189
World Acceptance Corp.[a,b]	2,543	94,345

		50,537,120

Security	Shares	Value

CONTAINERS & PACKAGING — 0.42%
AEP Industries Inc.[a]	1,162	$89,648
AptarGroup Inc.	17,666	1,283,435
Avery Dennison Corp.	25,631	1,606,038
Ball Corp.	39,722	2,888,981
Bemis Co. Inc.	27,533	1,230,450
Berry Plastics Group Inc.[a]	33,666	1,218,036
Crown Holdings Inc.[a]	40,477	2,052,184
Graphic Packaging Holding Co.	91,813	1,177,961
Greif Inc. Class A	8,729	268,940
International Paper Co.	119,343	4,499,231
Multi Packaging Solutions International Ltd.[a]	5,412	93,898
Myers Industries Inc.	7,482	99,660
Owens-Illinois Inc.[a]	45,976	800,902
Packaging Corp. of America	27,582	1,739,045
Sealed Air Corp.	56,521	2,520,837
Silgan Holdings Inc.	12,341	662,959
Sonoco Products Co.	28,393	1,160,422
WestRock Co.	74,419	3,394,995

		26,787,622
DISTRIBUTORS — 0.13%
Core-Mark Holding Co. Inc.	6,440	527,693
Fenix Parts Inc.[a,b]	3,927	26,664
Genuine Parts Co.	43,161	3,707,098
LKQ Corp.[a]	87,933	2,605,455
Pool Corp.	12,315	994,806
VOXX International Corp.[a]	5,031	26,463
Weyco Group Inc.	1,872	50,095

		7,938,274
DIVERSIFIED CONSUMER SERVICES — 0.17%
2U Inc.[a,b]	6,548	183,213
American Public Education Inc.[a]	5,163	96,083
Apollo Education Group Inc.[a,b]	27,139	208,156
Ascent Capital Group Inc. Class Aa	4,028	67,348
Bridgepoint Education Inc.[a]	4,961	37,753
Bright Horizons Family Solutions Inc.[a]	10,488	700,598
Cambium Learning Group Inc.[a,b]	3,708	17,984
Capella Education Co.	3,109	143,698
Career Education Corp.[a]	25,552	92,754
Carriage Services Inc.	4,430	106,763
Chegg Inc.[a,b]	20,362	137,036

446

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

Collectors Universe Inc.	1,953	$30,272
DeVry Education Group Inc.	17,549	444,165
Graham Holdings Co. Class B	984	477,210
Grand Canyon Education Inc.[a]	12,722	510,407
H&R Block Inc.	67,561	2,250,457
Houghton Mifflin Harcourt Co.[a,b]	38,585	840,381
K12 Inc.[a]	10,016	88,141
Liberty Tax Inc.	1,252	29,835
LifeLock Inc.[a]	26,730	383,576
Regis Corp.[a]	8,837	125,044
Service Corp. International/U.S.	57,504	1,496,254
ServiceMaster Global Holdings Inc.[a]	28,971	1,136,822
Sotheby’s	17,138	441,475
Strayer Education Inc.[a,b]	3,296	198,156
Universal Technical Institute Inc.	6,054	28,212
Weight Watchers International Inc.[a,b]	7,454	169,951

		10,441,744
DIVERSIFIED FINANCIAL SERVICES — 1.79%
Berkshire Hathaway Inc. Class Ba	530,538	70,052,237
CBOE Holdings Inc.	24,322	1,578,498
CME Group Inc./IL	91,669	8,305,211
FactSet Research Systems Inc.	11,752	1,910,523
FNFV Group[a]	25,286	283,962
GAIN Capital Holdings Inc.	11,310	91,724
Intercontinental Exchange Inc.	31,854	8,162,906
Leucadia National Corp.	93,248	1,621,583
MarketAxess Holdings Inc.	10,380	1,158,304
Marlin Business Services Corp.	2,326	37,355
McGraw Hill Financial Inc.	78,043	7,693,479
Moody’s Corp.	50,369	5,054,025
Morningstar Inc.	5,877	472,570
MSCI Inc.	29,398	2,120,478
Nasdaq Inc.	32,972	1,917,981
NewStar Financial Inc.[a,b]	7,334	65,859
On Deck Capital Inc.[a,b]	3,249	33,465
PICO Holdings Inc.[a]	6,405	66,100
Resource America Inc. Class A	3,364	20,621
Tiptree Financial Inc.[b]	12,612	77,438
Voya Financial Inc.	61,648	2,275,428

		112,999,747

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.03%
8x8 Inc.[a]	26,857	$307,513
AT&T Inc.	1,736,512	59,753,378
Atlantic Tele-Network Inc.	2,542	198,861
CenturyLink Inc.	159,877	4,022,505
Cincinnati Bell Inc.[a]	55,233	198,839
Cogent Communications Holdings Inc.	13,270	460,336
Consolidated Communications Holdings Inc.	14,026	293,845
Fairpoint Communications Inc.[a]	6,016	96,677
Frontier Communications Corp.	331,036	1,545,938
General Communication Inc. Class Aa	10,346	204,644
Globalstar Inc.[a,b]	131,948	190,005
Hawaiian Telcom Holdco Inc.[a]	2,945	73,213
IDT Corp. Class B	4,241	49,450
inContact Inc.[a]	15,607	148,891
Inteliquent Inc.	8,352	148,415
Intelsat SAa,b	6,285	26,145
Iridium Communications Inc.[a,b]	26,704	224,581
Level 3 Communications Inc.[a]	81,988	4,456,868
Lumos Networks Corp.	9,497	106,366
ORBCOMM Inc.[a,b]	22,371	161,966
pdvWireless Inc.[a,b]	3,502	96,305
Straight Path Communications Inc. Class Ba,b	2,421	41,496
Verizon Communications Inc.	1,163,462	53,775,214
Vonage Holdings Corp.[a]	56,464	324,103
Windstream Holdings Inc.[b]	28,948	186,425
Zayo Group Holdings Inc.[a]	40,497	1,076,815

		128,168,794
ELECTRIC UTILITIES — 1.61%
ALLETE Inc.	13,785	700,691
American Electric Power Co. Inc.	140,480	8,185,770
Avangrid Inc.	16,408	630,067
Cleco Corp.	17,116	893,626
Duke Energy Corp.	197,263	14,082,606
Edison International	92,500	5,476,925
El Paso Electric Co.	11,310	435,435
Empire District Electric Co. (The)	11,821	331,815
Entergy Corp.	50,773	3,470,842
Eversource Energy	91,074	4,651,149

447

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

Exelon Corp.	263,193	$7,308,870
FirstEnergy Corp.	121,672	3,860,652
Genie Energy Ltd. Class B	3,536	39,426
Great Plains Energy Inc.	43,131	1,177,908
Hawaiian Electric Industries Inc.	30,567	884,915
IDACORP Inc.	13,991	951,388
ITC Holdings Corp.	45,338	1,779,516
MGE Energy Inc.	9,720	451,008
NextEra Energy Inc.	126,685	13,161,305
OGE Energy Corp.	55,924	1,470,242
Otter Tail Corp.	10,304	274,395
Pepco Holdings Inc.	73,170	1,903,152
Pinnacle West Capital Corp.	31,193	2,011,325
PNM Resources Inc.	23,203	709,316
Portland General Electric Co.	25,535	928,708
PPL Corp.	191,114	6,522,721
Southern Co. (The)	259,152	12,125,722
Spark Energy Inc. Class A	859	17,798
Unitil Corp.	3,945	141,547
Westar Energy Inc.	40,238	1,706,494
Xcel Energy Inc.	144,256	5,180,233

		101,465,567
ELECTRICAL EQUIPMENT — 0.53%
Acuity Brands Inc.	12,422	2,904,264
Allied Motion Technologies Inc.	1,785	46,731
AMETEK Inc.	68,414	3,666,306
AZZ Inc.	7,129	396,159
Babcock & Wilcox Enterprises Inc.[a]	15,746	328,619
Eaton Corp. PLC	133,795	6,962,692
Emerson Electric Co.	191,074	9,139,069
Encore Wire Corp.	5,875	217,904
EnerSys	12,439	695,713
Enphase Energy Inc.[a,b]	7,480	26,255
Franklin Electric Co. Inc.	13,300	359,499
FuelCell Energy Inc.[a,b]	5,525	27,404
Generac Holdings Inc.[a,b]	19,303	574,650
General Cable Corp.	13,914	186,865
Hubbell Inc.	16,453	1,662,411
LSI Industries Inc.	5,348	65,192
Plug Power Inc.[a,b]	47,069	99,316
Powell Industries Inc.	2,447	63,695
Power Solutions International Inc.[a,b]	1,448	26,426
PowerSecure International Inc.[a,b]	5,311	79,931
Preformed Line Products Co.	747	31,449

Security	Shares	Value

Regal Beloit Corp.	12,622	$738,639
Rockwell Automation Inc.	38,162	3,915,803
Solarcity Corp.[a,b]	16,665	850,248
Sunrun Inc.[a,b]	5,091	59,921
Thermon Group Holdings Inc.[a,b]	10,060	170,215
Vicor Corp.[a]	5,373	49,002

		33,344,378
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.62%
Agilysys Inc.[a,b]	4,120	41,159
Amphenol Corp. Class A	87,632	4,577,019
Anixter International Inc.[a]	8,706	525,755
Arrow Electronics Inc.[a]	28,042	1,519,316
Avnet Inc.	38,555	1,651,696
AVX Corp.	13,587	164,946
Badger Meter Inc.	4,101	240,278
Belden Inc.	12,248	583,985
Benchmark Electronics Inc.[a]	16,085	332,477
CDW Corp./DE	37,208	1,564,224
Checkpoint Systems Inc.	11,429	71,660
Cognex Corp.	25,431	858,805
Coherent Inc.[a]	6,520	424,517
Control4 Corp.[a,b]	3,276	23,817
Corning Inc.	338,676	6,190,997
CTS Corp.	9,461	166,892
Daktronics Inc.	10,251	89,389
Dolby Laboratories Inc. Class A	14,126	475,340
DTS Inc./CAa	5,151	116,310
Electro Rent Corp.	5,378	49,478
ePlus Inc.[a]	1,375	128,232
Fabrinet[a]	10,592	252,301
FARO Technologies Inc.[a,b]	4,861	143,497
FEI Co.	11,696	933,224
Fitbit Inc.[a,b]	11,935	353,157
FLIR Systems Inc.	39,832	1,118,084
GSI Group Inc.[a]	8,253	112,406
II-VI Inc.[a]	14,798	274,651
Ingram Micro Inc. Class A	45,703	1,388,457
Insight Enterprises Inc.[a]	12,470	313,246
InvenSense Inc.[a]	19,895	203,526
IPG Photonics Corp.[a,b]	9,885	881,347
Itron Inc.[a]	11,293	408,581
Jabil Circuit Inc.	56,847	1,323,967
Keysight Technologies Inc.[a]	48,207	1,365,704

448

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

Kimball Electronics Inc.[a]	6,953	$76,413
Knowles Corp.[a,b]	24,031	320,333
Littelfuse Inc.	6,183	661,643
Mercury Systems Inc.[a]	8,594	157,786
Mesa Laboratories Inc.	799	79,500
Methode Electronics Inc.	10,602	337,462
MTS Systems Corp.	4,459	282,745
Multi-Fineline Electronix Inc.[a]	2,414	49,922
National Instruments Corp.	31,666	908,498
Newport Corp.[a]	10,769	170,904
OSI Systems Inc.[a]	5,516	489,049
Park Electrochemical Corp.	5,942	89,486
PC Connection Inc.	2,474	56,011
Plexus Corp.[a]	9,750	340,470
RealD Inc.[a,b]	12,422	131,052
Rofin-Sinar Technologies Inc.[a]	8,063	215,927
Rogers Corp.[a]	4,834	249,289
Sanmina Corp.[a]	23,064	474,657
ScanSource Inc.[a]	7,675	247,288
SYNNEX Corp.	8,284	744,980
Tech Data Corp.[a]	10,591	703,031
Trimble Navigation Ltd.[a]	73,374	1,573,872
TTM Technologies Inc.[a]	15,778	102,715
Universal Display Corp.[a,b]	11,248	612,341
Vishay Intertechnology Inc.	37,067	446,657
Vishay Precision Group Inc.[a]	3,344	37,854
Zebra Technologies Corp. Class Aa,b	14,604	1,017,169

		39,445,494
ENERGY EQUIPMENT & SERVICES — 0.99%
Archrock Inc.	19,506	146,685
Atwood Oceanics Inc.	18,040	184,549
Baker Hughes Inc.	124,022	5,723,615
Basic Energy Services Inc.[a,b]	8,633	23,136
Bristow Group Inc.	10,141	262,652
C&J Energy Services Ltd.[a,b]	17,923	85,314
Cameron International Corp.[a]	54,774	3,461,717
CARBO Ceramics Inc.[b]	5,488	94,394
Diamond Offshore Drilling Inc.	19,105	403,116
Dril-Quip Inc.[a]	11,388	674,511
Ensco PLC Class A	66,165	1,018,279
Era Group Inc.[a]	6,009	67,000
Exterran Corp.[a]	9,738	156,295

Security	Shares	Value

Fairmount Santrol Holdings Inc.[a,b]	17,386	$40,857
FMC Technologies Inc.[a,b]	65,507	1,900,358
Forum Energy Technologies Inc.[a,b]	16,714	208,256
Frank’s International NV	9,635	160,808
Geospace Technologies Corp.[a,b]	3,524	49,583
Gulfmark Offshore Inc. Class Ab	7,507	35,058
Halliburton Co.	242,874	8,267,431
Helix Energy Solutions Group Inc.[a,b]	29,738	156,422
Helmerich & Payne Inc.[b]	27,222	1,457,738
Hornbeck Offshore Services Inc.[a,b]	9,832	97,730
Independence Contract Drilling Inc.[a]	2,914	14,716
ION Geophysical Corp.[a]	37,520	18,876
Key Energy Services Inc.[a,b]	34,238	16,506
Matrix Service Co.[a]	7,250	148,915
McDermott International Inc.[a,b]	66,258	221,964
Nabors Industries Ltd.	93,257	793,617
National Oilwell Varco Inc.	110,062	3,685,976
Natural Gas Services Group Inc.[a]	3,323	74,103
Newpark Resources Inc.[a]	25,303	133,600
Noble Corp. PLC[b]	68,194	719,447
Nordic American Offshore Ltd.[a,b]	5,136	27,067
North Atlantic Drilling Ltd.[b]	2,004	4,930
Oceaneering International Inc.	28,171	1,056,976
Oil States International Inc.[a]	15,095	411,339
Parker Drilling Co.[a,b]	33,635	61,216
Patterson-UTI Energy Inc.	40,695	613,681
PHI Inc.[a]	3,839	62,998
Pioneer Energy Services Corp.[a]	17,165	37,248
RigNet Inc.[a,b]	3,411	70,574
Rowan Companies PLC Class A	34,917	591,843
RPC Inc.[b]	17,169	205,170
Schlumberger Ltd.	362,267	25,268,123
SEACOR Holdings Inc.[a,b]	5,563	292,391
Seadrill Ltd.[a,b]	106,309	360,388
Seventy Seven Energy Inc.[a,b]	10,589	11,118
Superior Energy Services Inc.	44,379	597,785
Tesco Corp.	8,545	61,866
TETRA Technologies Inc.[a]	22,091	166,124
Tidewater Inc.[b]	13,855	96,431
U.S. Silica Holdings Inc.[b]	15,065	282,167
Unit Corp.[a,b]	13,653	166,567
Weatherford International PLC[a,b]	219,314	1,840,044

		62,789,270

449

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

FOOD & STAPLES RETAILING — 2.06%
Andersons Inc. (The)	7,797	$246,619
Casey’s General Stores Inc.	11,420	1,375,539
Chefs’ Warehouse Inc. (The)[a,b]	6,336	105,684
Costco Wholesale Corp.	125,338	20,242,087
CVS Health Corp.	321,914	31,473,532
Fairway Group Holdings Corp.[a,b]	4,375	2,888
Fresh Market Inc. (The)[a,b]	11,529	270,009
Ingles Markets Inc. Class A	3,411	150,357
Kroger Co. (The)	280,210	11,721,184
Natural Grocers by Vitamin Cottage Inc.[a,b]	2,102	42,818
Performance Food Group Co.[a]	4,768	110,331
PriceSmart Inc.	5,887	488,562
Rite Aid Corp.[a]	282,777	2,216,972
Smart & Final Stores Inc.[a]	7,803	142,093
SpartanNash Co.	10,315	223,217
Sprouts Farmers Market Inc.[a,b]	43,244	1,149,858
SUPERVALU Inc.[a]	73,446	497,964
Sysco Corp.	170,258	6,980,578
United Natural Foods Inc.[a]	13,765	541,790
Village Super Market Inc. Class A	1,420	37,417
Wal-Mart Stores Inc.	450,662	27,625,581
Walgreens Boots Alliance Inc.	245,307	20,889,118
Weis Markets Inc.	3,134	138,836
Whole Foods Market Inc.	101,675	3,406,112

		130,079,146
FOOD PRODUCTS — 1.71%
Alico Inc.	1,000	38,690
Amplify Snack Brands Inc.[a]	4,259	49,064
Arcadia Biosciences Inc.[a,b]	2,299	6,989
Archer-Daniels-Midland Co.	176,514	6,474,534
B&G Foods Inc.	17,091	598,527
Blue Buffalo Pet Products Inc.[a,b]	11,070	207,120
Boulder Brands Inc.[a]	16,604	182,312
Bunge Ltd.	40,759	2,783,025
Cal-Maine Foods Inc.[b]	9,539	442,037
Calavo Growers Inc.	4,748	232,652
Campbell Soup Co.	49,262	2,588,718
ConAgra Foods Inc.	121,135	5,107,052
Darling Ingredients Inc.[a]	47,631	501,078
Dean Foods Co.[b]	28,111	482,104
Diamond Foods Inc.[a]	6,986	269,310
Farmer Bros. Co.[a]	1,911	61,668

Security	Shares	Value

Flowers Foods Inc.	50,560	$1,086,534
Fresh Del Monte Produce Inc.	10,411	404,780
Freshpet Inc.[a,b]	6,914	58,700
General Mills Inc.	170,390	9,824,687
Hain Celestial Group Inc. (The)[a]	29,213	1,179,913
Hershey Co. (The)	41,312	3,687,922
Hormel Foods Corp.	37,889	2,996,262
Ingredion Inc.	20,215	1,937,406
Inventure Foods Inc.[a,b]	3,814	27,079
J&J Snack Foods Corp.	4,172	486,747
JM Smucker Co. (The)	33,908	4,182,213
John B Sanfilippo & Son Inc.	2,221	120,001
Kellogg Co.	70,897	5,123,726
Keurig Green Mountain Inc.	36,674	3,299,927
Kraft Heinz Co. (The)	168,987	12,295,494
Lancaster Colony Corp.	5,201	600,507
Landec Corp.[a]	7,292	86,264
Lifeway Foods Inc.[a]	1,222	13,564
Limoneira Co.[b]	2,181	32,584
McCormick & Co. Inc./MD	36,932	3,159,902
Mead Johnson Nutrition Co.	57,697	4,555,178
Mondelez International Inc. Class A	463,319	20,775,224
Omega Protein Corp.[a]	5,321	118,126
Pilgrim’s Pride Corp.[b]	17,156	378,976
Pinnacle Foods Inc.	32,906	1,397,189
Post Holdings Inc.[a]	17,562	1,083,575
Sanderson Farms Inc.	6,427	498,221
Seaboard Corp.[a]	73	211,316
Seneca Foods Corp. Class Aa	2,459	71,262
Snyder’s-Lance Inc.	13,514	463,530
Tootsie Roll Industries Inc.[b]	5,797	183,127
TreeHouse Foods Inc.[a]	12,672	994,245
Tyson Foods Inc. Class A	84,801	4,522,437
WhiteWave Foods Co. (The)[a]	50,415	1,961,648

		107,843,146
GAS UTILITIES — 0.22%
AGL Resources Inc.	34,848	2,223,651
Atmos Energy Corp.	29,158	1,838,120
Chesapeake Utilities Corp.	4,177	237,045
Laclede Group Inc. (The)	12,205	725,099
National Fuel Gas Co.	23,670	1,011,893
New Jersey Resources Corp.	25,680	846,413
Northwest Natural Gas Co.	7,535	381,346
ONE Gas Inc.	14,476	726,261

450

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

Piedmont Natural Gas Co. Inc.	22,963	$1,309,350
Questar Corp.	49,096	956,390
South Jersey Industries Inc.	21,124	496,836
Southwest Gas Corp.	12,913	712,281
UGI Corp.	49,443	1,669,196
WGL Holdings Inc.	14,535	915,560

		14,049,441
HEALTH CARE EQUIPMENT & SUPPLIES — 2.33%
Abaxis Inc.	6,135	341,597
Abbott Laboratories	423,980	19,040,942
ABIOMED Inc.[a]	11,865	1,071,172
Accuray Inc.[a,b]	20,125	135,844
Alere Inc.[a]	24,243	947,659
Align Technology Inc.[a]	22,951	1,511,323
Analogic Corp.	3,384	279,518
AngioDynamics Inc.[a]	6,980	84,737
Anika Therapeutics Inc.[a]	4,647	177,330
Antares Pharma Inc.[a,b]	29,685	35,919
AtriCure Inc.[a]	8,018	179,924
Atrion Corp.	398	151,718
Baxter International Inc.	154,973	5,912,220
Becton Dickinson and Co.	59,950	9,237,696
Boston Scientific Corp.[a]	381,029	7,026,175
Cantel Medical Corp.	10,374	644,640
Cardiovascular Systems Inc.[a,b]	8,653	130,833
Cerus Corp.[a,b]	28,510	180,183
ConforMIS Inc.[a,b]	2,948	50,971
CONMED Corp.	8,017	353,149
Cooper Companies Inc. (The)	13,893	1,864,441
Corindus Vascular Robotics Inc.[a,b]	6,383	20,489
CR Bard Inc.	21,057	3,989,038
CryoLife Inc.	7,634	82,295
Cutera Inc.[a]	4,652	59,499
Cynosure Inc. Class Aa	5,699	254,574
DENTSPLY International Inc.	40,182	2,445,075
DexCom Inc.[a]	22,394	1,834,069
Edwards Lifesciences Corp.[a]	61,042	4,821,097
EndoChoice Holdings Inc.[a]	1,874	15,648
Endologix Inc.[a,b]	17,959	177,794
Entellus Medical Inc.[a]	1,490	25,121
Exactech Inc.[a]	2,296	41,672
GenMark Diagnostics Inc.[a,b]	13,243	102,766
Glaukos Corp.[a,b]	1,965	48,516
Globus Medical Inc. Class Aa,b	21,055	585,750
Greatbatch Inc.[a]	6,919	363,248

Security	Shares	Value

Haemonetics Corp.[a]	14,334	$462,128
Halyard Health Inc.[a]	13,012	434,731
HeartWare International Inc.[a,b]	5,361	270,194
Hill-Rom Holdings Inc.	16,637	799,574
Hologic Inc.[a]	69,591	2,692,476
ICU Medical Inc.[a]	4,242	478,413
IDEXX Laboratories Inc.[a,b]	26,878	1,959,944
Inogen Inc.[a]	4,297	172,267
Insulet Corp.[a,b]	17,213	650,824
Integra LifeSciences Holdings Corp.[a]	8,160	553,085
Intuitive Surgical Inc.[a]	10,582	5,779,465
Invacare Corp.	9,059	157,536
InVivo Therapeutics Holdings Corp.[a,b]	7,137	51,386
Invuity Inc.[a,b]	1,297	11,440
iRadimed Corp.[a,b]	809	22,676
K2M Group Holdings Inc.[a]	5,500	108,570
Lantheus Holdings Inc.[a]	3,470	11,729
LDR Holding Corp.[a,b]	8,298	208,363
LeMaitre Vascular Inc.	3,362	57,995
LivaNova PLC[a]	12,582	746,993
Masimo Corp.[a]	12,099	502,230
Medtronic PLC	406,564	31,272,903
Meridian Bioscience Inc.	11,543	236,862
Merit Medical Systems Inc.[a]	11,765	218,711
Natus Medical Inc.[a]	10,109	485,737
Neogen Corp.[a,b]	11,107	627,768
Nevro Corp.[a,b]	5,332	359,963
Novocure Ltd.[a]	2,403	53,731
NuVasive Inc.[a]	13,943	754,456
NxStage Medical Inc.[a]	16,771	367,453
OraSure Technologies Inc.[a,b]	15,102	97,257
Orthofix International NVa	5,266	206,480
Oxford Immunotec Global PLC[a]	8,478	97,497
Penumbra Inc.[a]	1,308	70,383
Quidel Corp.[a,b]	8,136	172,483
ResMed Inc.	39,875	2,140,889
Rockwell Medical Inc.[a,b]	15,405	157,747
RTI Surgical Inc.[a]	16,116	63,981
SeaSpine Holdings Corp.[a]	2,310	39,686
Second Sight Medical Products Inc.[a,b]	1,123	6,614
Sientra Inc.[a]	1,621	9,596
Sirona Dental Systems Inc.[a]	16,209	1,776,020
Spectranetics Corp. (The)[a,b]	11,358	171,052
St. Jude Medical Inc.	80,755	4,988,236
STAAR Surgical Co.[a,b]	10,294	73,499

451

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

STERIS PLC	24,233	$1,825,714
Stryker Corp.	96,428	8,962,018
SurModics Inc.[a]	4,367	88,519
Tandem Diabetes Care Inc.[a,b]	3,087	36,457
Teleflex Inc.	12,165	1,599,089
TransEnterix Inc.[a,b]	8,094	20,073
Unilife Corp.[a,b]	39,970	19,789
Utah Medical Products Inc.	955	55,906
Varian Medical Systems Inc.[a]	28,320	2,288,256
Vascular Solutions Inc.[a]	4,580	157,506
Veracyte Inc.[a]	1,847	13,298
West Pharmaceutical Services Inc.	20,585	1,239,629
Wright Medical Group NVa,b	24,396	589,895
Zeltiq Aesthetics Inc.[a,b]	8,836	252,091
Zimmer Biomet Holdings Inc.	48,549	4,980,642

		146,934,547
HEALTH CARE PROVIDERS & SERVICES — 2.63%
AAC Holdings Inc.[a,b]	1,621	30,896
Acadia Healthcare Co. Inc.[a,b]	14,577	910,480
Aceto Corp.	7,669	206,910
Addus HomeCare Corp.[a,b]	1,462	34,035
Adeptus Health Inc. Class Aa,b	1,623	88,486
Aetna Inc.	99,744	10,784,321
Air Methods Corp.[a]	10,729	449,867
Alliance HealthCare Services Inc.[a]	1,346	12,356
Almost Family Inc.[a]	2,235	85,444
Amedisys Inc.[a]	8,395	330,091
AmerisourceBergen Corp.	58,868	6,105,200
AMN Healthcare Services Inc.[a]	12,885	400,079
AmSurg Corp.[a,b]	15,456	1,174,656
Anthem Inc.	75,287	10,498,019
BioScrip Inc.[a,b]	16,428	28,749
BioTelemetry Inc.[a]	7,428	86,759
Brookdale Senior Living Inc.[a]	52,072	961,249
Capital Senior Living Corp.[a]	8,062	168,173
Cardinal Health Inc.	94,712	8,454,940
Centene Corp.[a]	33,651	2,214,572
Chemed Corp.	4,801	719,190
Cigna Corp.	73,583	10,767,400
Civitas Solutions Inc.[a]	3,268	94,086
Community Health Systems Inc.[a]	34,011	902,312
CorVel Corp.[a]	3,424	150,382
Cross Country Healthcare Inc.[a]	7,599	124,548

Security	Shares	Value

DaVita HealthCare Partners Inc.[a]	50,040	$3,488,288
Diplomat Pharmacy Inc.[a,b]	10,117	346,204
Ensign Group Inc. (The)	13,416	303,604
Envision Healthcare Holdings Inc.[a]	52,489	1,363,139
ExamWorks Group Inc.[a,b]	12,018	319,679
Express Scripts Holding Co.[a]	193,185	16,886,301
Five Star Quality Care Inc.[a]	10,158	32,303
Genesis Healthcare Inc.[a]	16,084	55,812
Hanger Inc.[a]	9,568	157,394
HCA Holdings Inc.[a]	92,011	6,222,704
Health Net Inc./CAa	21,896	1,499,000
HealthEquity Inc.[a,b]	10,095	253,082
HealthSouth Corp.	26,030	906,104
Healthways Inc.[a]	9,383	120,759
Henry Schein Inc.[a,b]	23,746	3,756,380
Humana Inc.	42,942	7,665,577
Kindred Healthcare Inc.	23,956	285,316
Laboratory Corp. of America Holdings[a]	28,908	3,574,185
Landauer Inc.	2,745	90,365
LHC Group Inc.[a]	4,326	195,925
LifePoint Health Inc.[a,b]	12,355	906,857
Magellan Health Inc.[a]	7,446	459,120
McKesson Corp.	65,905	12,998,443
MEDNAX Inc.[a,b]	26,594	1,905,726
Molina Healthcare Inc.[a,b]	11,144	670,089
National Healthcare Corp.	3,019	186,272
National Research Corp. Class A	2,168	34,775
Nobilis Health Corp.[a,b]	10,857	30,617
Owens & Minor Inc.	17,933	645,229
Patterson Companies Inc.	24,480	1,106,741
PharMerica Corp.[a,b]	8,404	294,140
Premier Inc.[a]	11,078	390,721
Providence Service Corp. (The)[a,b]	3,491	163,798
Quest Diagnostics Inc.	41,195	2,930,612
RadNet Inc.[a]	9,224	57,004
Select Medical Holdings Corp.	29,363	349,713
Surgery Partners Inc.[a,b]	4,511	92,430
Surgical Care Affiliates Inc.[a]	5,939	236,432
Team Health Holdings Inc.[a]	20,598	904,046
Teladoc Inc.[a,b]	2,711	48,690
Tenet Healthcare Corp.[a,b]	28,700	869,610
Triple-S Management Corp. Class Ba	6,937	165,864
Trupanion Inc.[a,b]	2,328	22,721

452

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

U.S. Physical Therapy Inc.	3,348	$179,721
UnitedHealth Group Inc.	271,574	31,947,965
Universal American Corp./NY	10,566	73,962
Universal Health Services Inc. Class B	26,156	3,125,381
VCA Inc.[a]	23,166	1,274,130
WellCare Health Plans Inc.[a,b]	12,018	939,928

		166,316,058
HEALTH CARE TECHNOLOGY — 0.19%
Allscripts Healthcare Solutions Inc.[a]	53,921	829,305
athenahealth Inc.[a,b]	10,812	1,740,408
Castlight Health Inc.[a,b]	12,132	51,804
Cerner Corp.[a]	85,388	5,137,796
Computer Programs & Systems Inc.	3,125	155,469
Connecture Inc.[a]	1,879	6,783
Evolent Health Inc.[a,b]	3,773	45,691
HealthStream Inc.[a]	7,850	172,700
HMS Holdings Corp.[a,b]	24,235	299,060
Imprivata Inc.[a,b]	1,702	19,232
IMS Health Holdings Inc.[a,b]	37,706	960,372
Inovalon Holdings Inc.[a,b]	7,174	121,958
MedAssets Inc.[a]	16,489	510,170
Medidata Solutions Inc.[a,b]	16,087	792,928
Omnicell Inc.[a]	9,595	298,212
Press Ganey Holdings Inc.[a,b]	2,774	87,520
Quality Systems Inc.	15,128	243,863
Veeva Systems Inc.[a,b]	19,899	574,086
Vocera Communications Inc.[a]	5,974	72,883

		12,120,240
HOTELS, RESTAURANTS & LEISURE — 2.14%
Aramark	54,623	1,761,592
Belmond Ltd.[a]	27,640	262,580
Biglari Holdings Inc.[a,b]	470	153,135
BJ’s Restaurants Inc.[a,b]	6,931	301,291
Bloomin’ Brands Inc.	34,840	588,448
Bob Evans Farms Inc./DE	6,978	271,095
Bojangles’ Inc.[a]	3,129	49,657
Boyd Gaming Corp.[a]	22,099	439,107
Bravo Brio Restaurant Group Inc.[a]	5,475	49,275
Brinker International Inc.	16,963	813,376
Buffalo Wild Wings Inc.[a,b]	5,588	892,124
Caesars Acquisition Co. Class Aa,b	12,856	87,549
Caesars Entertainment Corp.[a,b]	14,611	115,281

Security	Shares	Value

Carnival Corp.	120,986	$6,591,317
Carrols Restaurant Group Inc.[a]	8,107	95,176
Cheesecake Factory Inc. (The)	13,458	620,548
Chipotle Mexican Grill Inc.[a,b]	8,869	4,255,790
Choice Hotels International Inc.	9,733	490,641
Churchill Downs Inc.	3,595	508,657
Chuy’s Holdings Inc.[a,b]	4,502	141,093
ClubCorp Holdings Inc.	12,187	222,656
Cracker Barrel Old Country Store Inc.[b]	5,374	681,584
Darden Restaurants Inc.	35,969	2,289,067
Dave & Buster’s Entertainment Inc.[a]	6,272	261,793
Del Frisco’s Restaurant Group Inc.[a]	6,539	104,755
Denny’s Corp.[a]	27,063	266,029
Diamond Resorts International Inc.[a,b]	12,050	307,396
DineEquity Inc.	5,204	440,623
Domino’s Pizza Inc.	15,782	1,755,747
Dunkin’ Brands Group Inc.[b]	27,595	1,175,271
El Pollo Loco Holdings Inc.[a,b]	2,292	28,948
Eldorado Resorts Inc.[a,b]	9,792	107,712
Empire Resorts Inc.[b]	836	15,055
Extended Stay America Inc.	16,587	263,733
Fiesta Restaurant Group Inc.[a]	8,236	276,730
Fogo De Chao Inc.[a,b]	1,420	21,527
Habit Restaurants Inc. (The)[a,b]	3,778	87,121
Hilton Worldwide Holdings Inc.	146,995	3,145,693
Hyatt Hotels Corp. Class Aa,b	9,654	453,931
International Game Technology PLC	26,314	425,761
International Speedway Corp. Class A	7,694	259,442
Interval Leisure Group Inc.	10,812	168,775
Intrawest Resorts Holdings Inc.[a]	3,811	29,802
Isle of Capri Casinos Inc.[a,b]	6,250	87,063
J Alexander’s Holdings Inc.[a]	4,362	47,633
Jack in the Box Inc.	10,454	801,926
Jamba Inc.[a,b]	3,953	53,326
Kona Grill Inc.[a,b]	3,579	56,763
Krispy Kreme Doughnuts Inc.[a]	20,232	304,896
La Quinta Holdings Inc.[a]	26,258	357,371
Las Vegas Sands Corp.	103,716	4,546,909
Marcus Corp. (The)	5,550	105,284
Marriott International Inc./MD Class A	56,087	3,760,072
Marriott Vacations Worldwide Corp.	7,346	418,355
McDonald’s Corp.	273,451	32,305,501

453

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

MGM Resorts International[a,b]	125,947	$2,861,516
Monarch Casino & Resort Inc.[a]	2,386	54,210
Morgans Hotel Group Co.[a]	6,126	20,645
Noodles & Co.[a,b]	3,536	34,264
Norwegian Cruise Line Holdings Ltd.[a]	37,140	2,176,404
Panera Bread Co. Class Aa	7,319	1,425,595
Papa John’s International Inc.	8,016	447,854
Papa Murphy’s Holdings Inc.[a,b]	1,672	18,827
Penn National Gaming Inc.[a,b]	24,638	394,701
Pinnacle Entertainment Inc.[a]	14,372	447,257
Planet Fitness Inc. Class Aa,b	4,403	68,819
Popeyes Louisiana Kitchen Inc.[a]	6,944	406,224
Potbelly Corp.[a,b]	8,199	96,010
Red Robin Gourmet Burgers Inc.[a]	4,149	256,159
Royal Caribbean Cruises Ltd.	48,753	4,934,291
Ruby Tuesday Inc.[a]	17,902	98,640
Ruth’s Hospitality Group Inc.	9,654	153,692
Scientific Games Corp. Class Aa,b	13,386	120,072
SeaWorld Entertainment Inc.[b]	19,062	375,331
Shake Shack Inc. Class Aa,b	1,633	64,667
Six Flags Entertainment Corp.	20,427	1,122,259
Sonic Corp.	13,942	450,466
Speedway Motorsports Inc.	3,235	67,029
Starbucks Corp.	428,113	25,699,623
Starwood Hotels & Resorts Worldwide Inc.	48,483	3,358,902
Texas Roadhouse Inc.	19,982	714,756
Vail Resorts Inc.	10,222	1,308,314
Wendy’s Co. (The)	57,098	614,945
Wingstop Inc.[a,b]	1,902	43,385
Wyndham Worldwide Corp.	34,084	2,476,203
Wynn Resorts Ltd.	22,967	1,589,087
Yum! Brands Inc.	123,669	9,034,020
Zoe’s Kitchen Inc.[a,b]	5,297	148,210

		135,204,359
HOUSEHOLD DURABLES — 0.60%
Bassett Furniture Industries Inc.	2,813	70,550
Beazer Homes USA Inc.[a]	11,272	129,515
CalAtlantic Group Inc.	21,878	829,614
Cavco Industries Inc.[a]	2,772	230,935
Century Communities Inc.[a,b]	4,549	80,563
CSS Industries Inc.	2,829	80,287
DR Horton Inc.	93,322	2,989,104

Security	Shares	Value

Ethan Allen Interiors Inc.	6,942	$193,126
Flexsteel Industries Inc.	1,231	54,386
Garmin Ltd.	34,313	1,275,414
GoPro Inc.[a,b]	25,196	453,780
Green Brick Partners Inc.[a,b]	4,081	29,383
Harman International Industries Inc.	20,227	1,905,586
Helen of Troy Ltd.[a]	8,539	804,801
Hooker Furniture Corp.	2,881	72,716
Hovnanian Enterprises Inc. Class Aa,b	28,743	52,025
Installed Building Products Inc.[a]	5,540	137,558
iRobot Corp.[a],b	7,653	270,916
Jarden Corp.[a]	59,811	3,416,404
KB Home	22,397	276,155
La-Z-Boy Inc.	14,602	356,581
Leggett & Platt Inc.	39,606	1,664,244
Lennar Corp. Class A	49,347	2,413,562
Lennar Corp. Class B	2,564	103,022
LGI Homes Inc.[a,b]	4,526	110,118
Libbey Inc.	5,630	120,032
Lifetime Brands Inc.	2,431	32,235
M/I Homes Inc.[a,b]	6,019	131,936
MDC Holdings Inc.	10,703	273,248
Meritage Homes Corp.[a]	11,757	399,620
Mohawk Industries Inc.[a]	17,475	3,309,590
NACCO Industries Inc. Class A	1,446	61,021
New Home Co. Inc. (The)[a,b]	2,346	30,404
Newell Rubbermaid Inc.	76,264	3,361,717
NVR Inc.[a]	1,173	1,927,239
PulteGroup Inc.	103,483	1,844,067
Skullcandy Inc.[a]	4,492	21,247
Taylor Morrison Home Corp. Class Aa	8,833	141,328
Tempur Sealy International Inc.[a]	17,855	1,258,063
Toll Brothers Inc.[a]	50,227	1,672,559
TopBuild Corp.[a]	10,970	337,547
TRI Pointe Group Inc.[a,b]	45,754	579,703
Tupperware Brands Corp.	13,935	775,483
Universal Electronics Inc.[a]	4,154	213,308
WCI Communities Inc.[a,b]	4,056	90,368
Whirlpool Corp.	22,487	3,302,666
William Lyon Homes Class Aa,b	6,803	112,250
ZAGG Inc.[a,b]	8,380	91,677

		38,087,653

454

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

HOUSEHOLD PRODUCTS — 1.62%
Central Garden & Pet Co. Class Aa	10,768	$146,445
Church & Dwight Co. Inc.	37,121	3,150,830
Clorox Co. (The)	37,553	4,762,847
Colgate-Palmolive Co.	257,802	17,174,769
Energizer Holdings Inc.	17,525	596,902
HRG Group Inc.[a]	23,199	314,578
Kimberly-Clark Corp.	103,960	13,234,108
Oil-Dri Corp. of America	1,310	48,247
Orchids Paper Products Co.	1,728	53,430
Procter & Gamble Co. (The)	773,919	61,456,908
Spectrum Brands Holdings Inc.	7,429	756,272
WD-40 Co.	4,461	440,078

		102,135,414
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.11%
Abengoa Yield PLC	13,712	264,505
AES Corp./VA	194,159	1,858,102
Atlantic Power Corp.	32,225	63,483
Calpine Corp.[a]	105,675	1,529,117
Dynegy Inc.[a]	36,865	493,991
NRG Energy Inc.	88,486	1,041,480
NRG Yield Inc. Class A	9,485	131,936
NRG Yield Inc. Class C	17,793	262,625
Ormat Technologies Inc.	11,284	411,528
Pattern Energy Group Inc.[b]	16,833	351,978
Talen Energy Corp.[a]	23,562	146,791
TerraForm Global Inc. Class A	12,229	68,360
TerraForm Power Inc.[b]	17,204	216,426
Vivint Solar Inc.[a,b]	5,746	54,932

		6,895,254
INDUSTRIAL CONGLOMERATES — 2.12%
3M Co.	180,977	27,262,375
Carlisle Companies Inc.	18,507	1,641,386
Danaher Corp.	170,165	15,804,925
General Electric Co.	2,682,700	83,566,105
Raven Industries Inc.	10,279	160,353
Roper Technologies Inc.	28,727	5,452,097

		133,887,241
INSURANCE — 3.01%
ACE Ltd.	93,301	10,902,222
Aflac Inc.	124,236	7,441,736
Alleghany Corp.[a]	4,526	2,163,111
Allied World Assurance Co. Holdings AG	27,093	1,007,589

Security	Shares	Value

Allstate Corp. (The)	110,882	$6,884,663
Ambac Financial Group Inc.[a]	10,524	148,283
American Equity Investment Life Holding Co.	22,360	537,311
American Financial Group Inc./OH	19,290	1,390,423
American International Group Inc.	352,948	21,872,188
American National Insurance Co.	2,040	208,631
AMERISAFE Inc.	5,120	260,608
AmTrust Financial Services Inc.	11,917	733,849
Aon PLC	80,799	7,450,476
Arch Capital Group Ltd.[a]	35,083	2,447,039
Argo Group International Holdings Ltd.	7,541	451,253
Arthur J Gallagher & Co.	47,335	1,937,895
Aspen Insurance Holdings Ltd.	17,130	827,379
Assurant Inc.	19,257	1,550,959
Assured Guaranty Ltd.	40,471	1,069,649
Atlas Financial Holdings Inc.[a]	3,235	64,377
Axis Capital Holdings Ltd.	28,553	1,605,250
Baldwin & Lyons Inc. Class B	2,477	59,522
Brown & Brown Inc.	32,863	1,054,902
Chubb Corp. (The)	65,761	8,722,539
Cincinnati Financial Corp.	47,332	2,800,634
Citizens Inc./TXa,b	10,824	80,422
CNA Financial Corp.	7,473	262,676
CNO Financial Group Inc.	53,439	1,020,151
Crawford & Co. Class B	7,157	38,004
Donegal Group Inc. Class A	2,127	29,948
eHealth Inc.[a]	5,913	59,012
EMC Insurance Group Inc.	1,859	47,033
Employers Holdings Inc.	7,978	217,799
Endurance Specialty Holdings Ltd.	18,341	1,173,641
Enstar Group Ltd.[a]	2,707	406,158
Erie Indemnity Co. Class A	6,962	665,846
Everest Re Group Ltd.	12,585	2,304,188
FBL Financial Group Inc. Class A	2,787	177,365
Federated National Holding Co.	3,184	94,119
Fidelity & Guaranty Life	3,793	96,228
First American Financial Corp.	31,656	1,136,450
FNF Group	79,127	2,743,333
Genworth Financial Inc. Class Aa	134,919	503,248
Global Indemnity PLC[a]	2,924	84,854
Greenlight Capital Re Ltd. Class Aa	7,992	149,530
Hallmark Financial Services Inc.[a]	4,072	47,602
Hanover Insurance Group Inc. (The)	12,643	1,028,382
Hartford Financial Services Group Inc. (The)	120,736	5,247,187
HCI Group Inc.	1,805	62,904

455

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

Heritage Insurance Holdings Inc.	6,674	$145,627
Horace Mann Educators Corp.	11,281	374,304
Independence Holding Co.	2,202	30,498
Infinity Property & Casualty Corp.	3,283	269,961
James River Group Holdings Ltd.	3,110	104,309
Kemper Corp.	11,994	446,777
Lincoln National Corp.	71,717	3,604,496
Loews Corp.	88,336	3,392,102
Maiden Holdings Ltd.	14,406	214,793
Markel Corp.[a]	4,004	3,536,933
Marsh & McLennan Companies Inc.	153,620	8,518,229
MBIA Inc.[a,b]	41,263	267,384
Mercury General Corp.	5,805	270,339
MetLife Inc.	267,900	12,915,459
National General Holdings Corp.	10,028	219,212
National Interstate Corp.	1,812	48,380
National Western Life Group Inc.	694	174,846
Navigators Group Inc. (The)[a]	2,875	246,646
Old Republic International Corp.	73,125	1,362,319
OneBeacon Insurance Group Ltd. Class A	6,387	79,263
PartnerRe Ltd.	13,494	1,885,652
Patriot National Inc.[a,b]	2,347	15,748
Primerica Inc.	14,639	691,400
Principal Financial Group Inc.	83,880	3,772,922
ProAssurance Corp.	15,636	758,815
Progressive Corp. (The)	166,561	5,296,640
Prudential Financial Inc.	129,339	10,529,488
Reinsurance Group of America Inc.	18,716	1,601,154
RenaissanceRe Holdings Ltd.	12,996	1,471,017
RLI Corp.	11,639	718,708
Safety Insurance Group Inc.	4,693	264,591
Selective Insurance Group Inc.	14,989	503,331
StanCorp Financial Group Inc.	11,837	1,347,998
State Auto Financial Corp.	4,278	88,084
State National Companies Inc.	7,318	71,790
Stewart Information Services Corp.	7,174	267,805
Symetra Financial Corp.	21,831	693,571
Third Point Reinsurance Ltd.[a,b]	23,466	314,679
Torchmark Corp.	35,781	2,045,242

Security	Shares	Value

Travelers Companies Inc. (The)	91,075	$10,278,724
United Fire Group Inc.	5,570	213,387
United Insurance Holdings Corp.	4,653	79,566
Universal Insurance Holdings Inc.[b]	10,311	239,009
Unum Group	70,783	2,356,366
Validus Holdings Ltd.	23,718	1,097,906
White Mountains Insurance Group Ltd.	1,638	1,190,515
WR Berkley Corp.	28,269	1,547,728
XL Group PLC	87,506	3,428,485

		190,260,766
INTERNET & CATALOG RETAIL — 1.93%
1-800-Flowers.com Inc. Class Aa,b	7,204	52,445
Amazon.com Inc.[a]	108,740	73,496,278
Blue Nile Inc.[a]	3,415	126,799
Duluth Holdings Inc.[a]	2,186	31,894
Etsy Inc.[a]	5,177	42,762
EVINE Live Inc.[a]	10,506	18,701
Expedia Inc.	33,952	4,220,234
FTD Companies Inc.[a,b]	5,097	133,388
Groupon Inc.[a,b]	135,111	414,791
HSN Inc.	9,486	480,656
Lands’ End Inc.[a,b]	4,218	98,870
Liberty Interactive Corp. QVC Group Series Aa	139,684	3,816,167
Liberty TripAdvisor Holdings Inc. Class Aa	20,610	625,307
Liberty Ventures Series Aa	40,204	1,813,602
Netflix Inc.[a]	121,217	13,864,800
NutriSystem Inc.	8,100	175,284
Overstock.com Inc.[a,b]	3,185	39,112
PetMed Express Inc.	5,540	94,956
Priceline Group Inc. (The)[a]	14,766	18,825,912
Shutterfly Inc.[a,b]	10,634	473,851
TripAdvisor Inc.[a,b]	31,645	2,697,736
Wayfair Inc. Class Aa,b	5,491	261,481

		121,805,026
INTERNET SOFTWARE & SERVICES — 3.88%
Actua Corp.[a]	10,628	121,691
Akamai Technologies Inc.[a]	50,803	2,673,762
Alarm.com Holdings Inc.[a,b]	2,280	38,030

456

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

Alphabet Inc. Class Aa	82,230	$63,975,762
Alphabet Inc. Class Ca	83,913	63,679,897
Amber Road Inc.[a,b]	2,487	12,659
Angie’s List Inc.[a]	11,811	110,433
Apigee Corp.[a]	1,434	11,515
Appfolio Inc.[a,b]	1,617	23,608
Bankrate Inc.[a,b]	18,736	249,189
Bazaarvoice Inc.[a]	13,513	59,187
Benefitfocus Inc.[a,b]	3,069	111,681
Blucora Inc.[a]	11,351	111,240
Box Inc. Class Aa,b	3,527	49,237
Brightcove Inc.[a]	7,968	49,402
Carbonite Inc.[a]	3,193	31,291
Care.com Inc.[a]	1,866	13,361
ChannelAdvisor Corp.[a,b]	5,694	78,862
Cimpress NVa,b	9,086	737,238
comScore Inc.[a,b]	9,845	405,122
Constant Contact Inc.[a]	8,527	249,329
Cornerstone OnDemand Inc.[a]	14,895	514,324
CoStar Group Inc.[a]	9,115	1,883,979
Cvent Inc.[a]	7,740	270,203
Demandware Inc.[a,b]	9,446	509,801
DHI Group Inc.[a]	12,771	117,110
EarthLink Holdings Corp.	29,745	221,005
eBay Inc.[a]	347,060	9,537,209
Endurance International Group Holdings Inc.[a,b]	16,307	178,235
Envestnet Inc.[a,b]	10,807	322,589
Everyday Health Inc.[a]	7,526	45,307
Facebook Inc. Class Aa	617,314	64,608,083
Five9 Inc.[a]	3,417	29,728
GoDaddy Inc. Class Aa,b	6,463	207,204
Gogo Inc.[a,b]	15,603	277,733
GrubHub Inc.[a,b]	21,129	511,322
GTT Communications Inc.[a]	6,998	119,386
Hortonworks Inc.[a]	2,033	44,523
IAC/InterActiveCorp	20,964	1,258,888
Instructure Inc.[a]	1,436	29,898
Internap Corp.[a]	14,889	95,290
IntraLinks Holdings Inc.[a]	10,345	93,829
j2 Global Inc.	14,033	1,155,197
Limelight Networks Inc.[a]	17,798	25,985
LinkedIn Corp. Class Aa	31,358	7,058,059
Liquidity Services Inc.[a]	6,560	42,640
LivePerson Inc.[a]	15,534	104,854

Security	Shares	Value

LogMeIn Inc.[a]	6,871	$461,044
Marchex Inc. Class B	7,103	27,631
Marin Software Inc.[a]	8,096	28,984
Marketo Inc.[a]	9,624	276,305
Match Group Inc.[a]	10,185	138,007
MaxPoint Interactive Inc.[a,b]	1,950	3,334
Monster Worldwide Inc.[a,b]	23,835	136,575
New Relic Inc.[a,b]	1,633	59,490
NIC Inc.	18,156	357,310
OPOWER Inc.[a,b]	8,450	89,232
Pandora Media Inc.[a,b]	61,835	829,207
Q2 Holdings Inc.[a]	5,513	145,378
QuinStreet Inc.[a]	9,262	39,734
Quotient Technology Inc.[a,b]	16,705	113,928
Rackspace Hosting Inc.[a]	32,561	824,444
RealNetworks Inc.[a]	6,291	26,737
Reis Inc.	2,303	54,650
RetailMeNot Inc.[a]	12,846	127,432
Rocket Fuel Inc.[a,b]	5,086	17,750
SciQuest Inc.[a]	6,378	82,723
Shutterstock Inc.[a,b]	5,449	176,221
SPS Commerce Inc.[a]	5,216	366,215
Stamps.com Inc.[a]	4,033	442,057
TechTarget Inc.[a]	4,615	37,058
Textura Corp.[a,b]	5,136	110,835
Travelzoo Inc.[a]	2,034	17,025
TrueCar Inc.[a,b]	13,338	127,245
Twitter Inc.[a,b]	163,077	3,773,602
United Online Inc.[a]	4,787	56,439
VeriSign Inc.[a,b]	29,357	2,564,627
Web.com Group Inc.[a,b]	11,465	229,415
WebMD Health Corp.[a]	10,834	523,282
Wix.com Ltd.[a]	5,818	132,359
Xactly Corp.[a,b]	2,189	18,672
XO Group Inc.[a]	7,463	119,856
Yahoo! Inc.[a]	268,367	8,925,886
Yelp Inc.[a,b]	18,254	525,715
Zillow Group Inc. Class Aa,b	12,488	325,188
Zillow Group Inc. Class Ca,b	24,976	586,436

		244,952,905
IT SERVICES — 3.64%
Accenture PLC Class A	178,911	18,696,200
Acxiom Corp.[a,b]	24,075	503,649
Alliance Data Systems Corp.[a]	17,842	4,934,562

457

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

Amdocs Ltd.	43,871	$2,394,040
Automatic Data Processing Inc.	134,081	11,359,342
Black Knight Financial Services Inc. Class Aa,b	5,617	185,698
Blackhawk Network Holdings Inc.[a]	14,875	657,624
Booz Allen Hamilton Holding Corp.	28,578	881,631
Broadridge Financial Solutions Inc.	33,960	1,824,671
CACI International Inc. Class Aa	6,670	618,843
Cardtronics Inc.[a]	12,446	418,808
Cass Information Systems Inc.	2,974	153,042
CIBER Inc.[a]	20,630	72,411
Cognizant Technology Solutions Corp. Class Aa	174,364	10,465,327
Computer Sciences Corp.	38,299	1,251,611
Convergys Corp.	29,474	733,608
CoreLogic Inc./U.S.[a]	25,207	853,509
CSG Systems International Inc.	9,525	342,710
CSRA Inc.	39,401	1,182,030
Datalink Corp.[a]	4,290	29,172
DST Systems Inc.	9,743	1,111,287
EPAM Systems Inc.[a]	13,774	1,082,912
Euronet Worldwide Inc.[a]	15,298	1,108,034
Everi Holdings Inc.[a]	17,787	78,085
EVERTEC Inc.	18,418	308,317
ExlService Holdings Inc.[a]	9,201	413,401
Fidelity National Information Services Inc.	80,376	4,870,786
First Data Corp. Class Aa	51,337	822,419
Fiserv Inc.[a]	67,955	6,215,164
FleetCor Technologies Inc.[a]	25,987	3,714,322
Forrester Research Inc.	4,006	114,091
Gartner Inc.[a]	24,011	2,177,798
Genpact Ltd.[a]	46,966	1,173,211
Global Payments Inc.	38,367	2,475,055
Hackett Group Inc. (The)	7,037	113,085
Heartland Payment Systems Inc.	10,183	965,552
International Business Machines Corp.	259,054	35,651,011
Jack Henry & Associates Inc.	23,831	1,860,248
Leidos Holdings Inc.	18,620	1,047,561
Lionbridge Technologies Inc.[a]	15,785	77,504
Luxoft Holding Inc.[a]	5,084	392,129
ManTech International Corp./VA Class A	6,496	196,439

Security	Shares	Value

MasterCard Inc. Class A	285,211	$27,768,143
MAXIMUS Inc.	19,040	1,071,000
ModusLink Global Solutions Inc.[a,b]	10,870	26,958
MoneyGram International Inc.[a]	6,130	38,435
NeuStar Inc. Class Aa,b	15,753	377,599
Paychex Inc.	92,727	4,904,331
PayPal Holdings Inc.[a]	346,914	12,558,287
Perficient Inc.[a]	9,091	155,638
PFSweb Inc.[a,b]	5,224	67,233
Sabre Corp.	31,934	893,194
Science Applications International Corp.	12,916	591,294
ServiceSource International Inc.[a,b]	17,089	78,780
Square Inc.[a,b]	8,853	115,886
Sykes Enterprises Inc.[a]	10,846	333,840
Syntel Inc.[a,b]	8,600	389,150
TeleTech Holdings Inc.	5,206	145,299
Teradata Corp.[a,b]	38,208	1,009,455
Total System Services Inc.	47,610	2,370,978
Travelport Worldwide Ltd.[b]	29,449	379,892
Unisys Corp.[a,b]	15,299	169,054
Vantiv Inc. Class Aa	40,517	1,921,316
VeriFone Systems Inc.[a]	32,126	900,171
Virtusa Corp.[a]	8,851	365,900
Visa Inc. Class A	558,414	43,305,006
Western Union Co. (The)	146,531	2,624,370
WEX Inc.[a]	11,157	986,279
Xerox Corp.	289,843	3,081,031

		230,155,418
LEISURE PRODUCTS — 0.16%
Arctic Cat Inc.	3,490	57,166
Black Diamond Inc.[a,b]	6,003	26,533
Brunswick Corp./DE	26,728	1,350,031
Callaway Golf Co.	19,361	182,381
Escalade Inc.	2,812	37,259
Hasbro Inc.	31,605	2,128,913
JAKKS Pacific Inc.[a,b]	6,196	49,320
Johnson Outdoors Inc. Class A	1,708	37,388
Malibu Boats Inc. Class Aa	5,401	88,415
Marine Products Corp.	2,882	17,407
Mattel Inc.	95,454	2,593,485
MCBC Holdings Inc.[a]	1,988	27,236

458

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

Nautilus Inc.[a]	8,661	$144,812
Performance Sports Group Ltd.[a]	12,488	120,260
Polaris Industries Inc.	19,214	1,651,443
Smith & Wesson Holding Corp.[a,b]	17,056	374,891
Sturm Ruger & Co. Inc.	5,364	319,748
Vista Outdoor Inc.[a]	18,057	803,717

		10,010,405
LIFE SCIENCES TOOLS & SERVICES — 0.73%
Accelerate Diagnostics Inc.[a,b]	6,299	135,366
Affymetrix Inc.[a,b]	25,223	254,500
Agilent Technologies Inc.	95,853	4,007,614
Albany Molecular Research Inc.[a,b]	6,495	128,926
Bio-Rad Laboratories Inc. Class Aa	5,881	815,459
Bio-Techne Corp.	10,421	937,890
Bruker Corp.[a]	30,673	744,434
Cambrex Corp.[a]	8,429	396,922
Charles River Laboratories International Inc.[a]	13,799	1,109,302
Fluidigm Corp.[a]	7,350	79,453
Furiex Pharmaceuticals Inc.	1,940	—
Harvard Bioscience Inc.[a]	13,560	47,053
Illumina Inc.[a]	41,317	7,930,592
INC Research Holdings Inc.[a]	4,321	209,612
Luminex Corp.[a]	11,177	239,076
Mettler-Toledo International Inc.[a]	7,956	2,698,118
NanoString Technologies Inc.[a]	2,850	41,924
NeoGenomics Inc.[a,b]	13,881	109,243
Pacific Biosciences of California Inc.[a,b]	19,542	256,586
PAREXEL International Corp.[a]	15,925	1,084,811
PerkinElmer Inc.	32,788	1,756,453
PRA Health Sciences Inc.[a,b]	5,453	246,857
QIAGEN NVa	66,313	1,833,554
Quintiles Transnational Holdings Inc.[a]	22,357	1,535,032
Sequenom Inc.[a,b]	31,824	52,191
Thermo Fisher Scientific Inc.	113,521	16,102,954
VWR Corp.a,b	8,214	232,538
Waters Corp.[a]	23,450	3,155,901

		46,142,361
MACHINERY — 1.52%
Accuride Corp.[a]	13,406	22,254
Actuant Corp. Class A	18,070	432,957
AGCO Corp.[b]	21,501	975,930

Security	Shares	Value

Alamo Group Inc.	3,341	$174,066
Albany International Corp. Class A	7,688	280,996
Allison Transmission Holdings Inc.	50,731	1,313,426
Altra Industrial Motion Corp.	7,563	189,680
American Railcar Industries Inc.[b]	2,777	128,520
Astec Industries Inc.	5,535	225,274
Barnes Group Inc.	15,418	545,643
Blount International Inc.[a]	13,890	136,261
Blue Bird Corp.[a]	1,427	14,470
Briggs & Stratton Corp.	13,663	236,370
Caterpillar Inc.	172,191	11,702,100
Chart Industries Inc.[a]	8,403	150,918
CIRCOR International Inc.	5,024	211,762
CLARCOR Inc.	14,295	710,176
Colfax Corp.[a,b]	28,400	663,140
Columbus McKinnon Corp./NY	5,491	103,780
Commercial Vehicle Group Inc.[a]	6,953	19,190
Crane Co.	13,759	658,231
Cummins Inc.	51,416	4,525,122
Deere & Co.	95,615	7,292,556
Donaldson Co. Inc.	38,751	1,110,604
Douglas Dynamics Inc.	6,252	131,730
Dover Corp.	45,496	2,789,360
EnPro Industries Inc.	6,923	303,504
ESCO Technologies Inc.	7,534	272,279
ExOne Co. (The)[a,b]	3,520	35,341
Federal Signal Corp.	17,072	270,591
Flowserve Corp.	38,690	1,628,075
FreightCar America Inc.	3,273	63,594
Global Brass & Copper Holdings Inc.	6,040	128,652
Gorman-Rupp Co. (The)	5,398	144,289
Graco Inc.	17,011	1,225,983
Graham Corp.	2,948	49,585
Greenbrier Companies Inc. (The)	7,699	251,141
Harsco Corp.	22,837	179,956
Hillenbrand Inc.	17,619	522,051
Hurco Companies Inc.	1,841	48,897
Hyster-Yale Materials Handling Inc.	2,857	149,850
IDEX Corp.	22,115	1,694,230
Illinois Tool Works Inc.	85,724	7,944,900
Ingersoll-Rand PLC	75,036	4,148,740
ITT Corp.	26,513	962,952

459

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

John Bean Technologies Corp.	8,164	$406,812
Joy Global Inc.	28,259	356,346
Kadant Inc.	3,219	130,724
Kennametal Inc.	21,906	420,595
LB Foster Co. Class A	2,737	37,387
Lincoln Electric Holdings Inc.	21,576	1,119,579
Lindsay Corp.[b]	3,495	253,038
Lydall Inc.[a]	4,842	171,794
Manitowoc Co. Inc. (The)	37,121	569,807
Meritor Inc.[a]	27,260	227,621
Middleby Corp. (The)[a,b]	16,582	1,788,700
Milacron Holdings Corp.[a,b]	4,177	52,254
Miller Industries Inc./TN	3,050	66,429
Mueller Industries Inc.	15,874	430,185
Mueller Water Products Inc. Class A	44,146	379,656
Navistar International Corp.[a,b]	15,685	138,655
NN Inc.	7,745	123,455
Nordson Corp.	17,142	1,099,659
Omega Flex Inc.	817	26,969
Oshkosh Corp.	21,838	852,556
PACCAR Inc.	101,661	4,818,731
Parker-Hannifin Corp.	39,472	3,827,995
Pentair PLC	52,005	2,575,808
Proto Labs Inc.[a,b]	6,337	403,604
RBC Bearings Inc.[a]	6,238	402,912
Rexnord Corp.[a]	28,598	518,196
Snap-on Inc.	16,459	2,821,566
SPX Corp.	11,541	107,678
SPX FLOW Inc.[a]	11,541	322,109
Standex International Corp.	3,457	287,450
Stanley Black & Decker Inc.	43,609	4,654,389
Sun Hydraulics Corp.	5,947	188,698
Tennant Co.	5,276	296,828
Terex Corp.	31,135	575,375
Timken Co. (The)	22,964	656,541
Titan International Inc.	10,612	41,811
Toro Co. (The)	16,123	1,178,108
TriMas Corp.[a]	12,582	234,654
Trinity Industries Inc.	43,661	1,048,737
Twin Disc Inc.	2,287	24,059
Valmont Industries Inc.	6,927	734,401
Wabash National Corp.[a,b]	19,206	227,207
WABCO Holdings Inc.[a]	15,497	1,584,723
Wabtec Corp./DE	27,955	1,988,160

Security	Shares	Value

Watts Water Technologies Inc. Class A	7,999	$397,310
Woodward Inc.	18,190	903,315
Xerium Technologies Inc.[a]	3,075	36,439
Xylem Inc./NY	52,296	1,908,804

		96,186,955
MARINE — 0.02%
Eagle Bulk Shipping Inc.[a,b]	10,370	36,503
Golden Ocean Group Ltd.[b]	25,644	27,439
Kirby Corp.[a]	15,586	820,135
Matson Inc.	11,870	506,018
Navios Maritime Holdings Inc.	22,329	39,076
Safe Bulkers Inc.	10,930	8,853
Scorpio Bulkers Inc.	7,408	73,269
Ultrapetrol Bahamas Ltd.[a]	6,042	635

		1,511,928

MEDIA — 3.14%
AMC Entertainment Holdings Inc. Class A	5,927	142,248
AMC Networks Inc. Class Aa,b	16,851	1,258,433
Cable One Inc.	984	426,721
Cablevision Systems Corp. Class A	57,742	1,841,970
Carmike Cinemas Inc.[a]	8,014	183,841
CBS Corp. Class B NVS	141,061	6,648,205
Central European Media Enterprises Ltd. Class Aa,b	21,416	57,609
Charter Communications Inc. Class Aa,b	21,260	3,892,706
Cinemark Holdings Inc.	32,458	1,085,071
Clear Channel Outdoor Holdings Inc. Class Aa	11,566	64,654
Comcast Corp. Class A	716,428	40,428,032
Crown Media Holdings Inc. Class Aa	9,588	53,789
Cumulus Media Inc. Class Aa,b	38,630	12,752
Daily Journal Corp.[a,b]	220	44,440
Discovery Communications Inc. Class Aa,b	44,177	1,178,642
Discovery Communications Inc. Class C NVS[a]	77,589	1,956,795
DISH Network Corp. Class Aa	62,169	3,554,823
DreamWorks Animation SKG Inc. Class Aa,b	20,753	534,805
Entercom Communications Corp. Class Aa	6,598	74,096
Entravision Communications Corp. Class A	22,972	177,114
Eros International PLC[a,b]	8,507	77,839
EW Scripps Co. (The) Class A	17,521	332,899
Gannett Co. Inc.	32,127	523,349
Global Eagle Entertainment Inc.[a,b]	11,997	118,410
Gray Television Inc.[a]	18,638	303,799
Harte-Hanks Inc.	12,618	40,882
Hemisphere Media Group Inc.[a,b]	2,368	34,928

460

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

IMAX Corp.[a,b]	16,965	$602,936
Interpublic Group of Companies Inc. (The)	116,545	2,713,168
John Wiley & Sons Inc. Class A	12,612	567,918
Journal Media Group Inc.	4,460	53,609
Liberty Broadband Corp. Class Aa,b	7,986	412,477
Liberty Broadband Corp. Class Ca,b	19,632	1,018,116
Liberty Media Corp. Class Aa	29,473	1,156,815
Liberty Media Corp. Class Ca	56,999	2,170,522
Lions Gate Entertainment Corp.	26,720	865,461
Live Nation Entertainment Inc.[a]	41,890	1,029,237
Loral Space & Communications Inc.[a]	3,580	145,742
Madison Square Garden Co. (The)[a]	5,696	921,613
MDC Partners Inc. Class Ab	13,526	293,785
Media General Inc.[a]	27,126	438,085
Meredith Corp.	10,230	442,447
MSG Networks Inc. Class Aa	17,126	356,221
National CineMedia Inc.	15,769	247,731
New Media Investment Group Inc.	12,792	248,932
New York Times Co. (The) Class A	39,710	532,908
News Corp. Class A	108,857	1,454,330
News Corp. Class B	33,804	471,904
Nexstar Broadcasting Group Inc. Class A	9,497	557,474
Omnicom Group Inc.	70,229	5,313,526
Reading International Inc. Class Aa	4,850	63,584
Regal Entertainment Group Class Ab	23,111	436,105
Rentrak Corp.[a]	3,764	178,903
Saga Communications Inc. Class A	1,292	49,677
Scholastic Corp.	7,298	281,411
Scripps Networks Interactive Inc. Class A	25,949	1,432,644
SFX Entertainment Inc.[a,b]	13,569	2,579
Sinclair Broadcast Group Inc. Class A	19,157	623,369
Sirius XM Holdings Inc.[a,b]	652,205	2,654,474
Sizmek Inc.[a]	7,470	27,266
Starz Series Aa	24,243	812,140
TEGNA Inc.	64,210	1,638,639
Thomson Reuters Corp.	93,538	3,540,413

Security	Shares	Value

Time Inc.	31,320	$490,784
Time Warner Cable Inc.	80,671	14,971,731
Time Warner Inc.	234,885	15,190,013
Townsquare Media Inc. Class Aa	2,476	29,613
Tribune Media Co.	22,764	769,651
Tribune Publishing Co.	10,051	92,670
Twenty-First Century Fox Inc. Class A	337,218	9,158,841
Twenty-First Century Fox Inc. Class B	139,375	3,795,181
Viacom Inc. Class A	2,837	124,800
Viacom Inc. Class B NVS	98,112	4,038,290
Walt Disney Co. (The)	484,036	50,862,503
World Wrestling Entertainment Inc. Class Ab	7,484	133,515

		198,462,605
METALS & MINING — 0.34%
AK Steel Holding Corp.[a,b]	49,724	111,382
Alcoa Inc.	370,414	3,655,986
Allegheny Technologies Inc.	30,283	340,684
Carpenter Technology Corp.	14,896	450,902
Century Aluminum Co.[a,b]	14,611	64,581
Cliffs Natural Resources Inc.[b]	43,004	67,946
Coeur Mining Inc.[a,b]	41,035	101,767
Commercial Metals Co.	32,675	447,321
Compass Minerals International Inc.	9,333	702,495
Ferroglobe PLC	17,091	183,728
Freeport-McMoRan Inc.	322,743	2,184,970
Gerber Scientific Inc. Escrow[a]	5,665	57
Handy & Harman Ltd.[a]	1,709	35,052
Haynes International Inc.	3,375	123,829
Hecla Mining Co.	113,533	214,577
Horsehead Holding Corp.[a,b]	16,500	33,825
Kaiser Aluminum Corp.	4,536	379,482
Materion Corp.	5,657	158,396
Newmont Mining Corp.	149,921	2,697,079
Nucor Corp.	90,571	3,650,011
Olympic Steel Inc.	2,439	28,244
Real Industry Inc.[a]	6,398	51,376

461

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

Reliance Steel & Aluminum Co.	21,077	$1,220,569
Royal Gold Inc.	18,107	660,362
Ryerson Holding Corp.[a,b]	3,096	14,458
Schnitzer Steel Industries Inc. Class A	7,155	102,817
Southern Copper Corp.[b]	32,395	846,157
Steel Dynamics Inc.	67,461	1,205,528
Stillwater Mining Co.[a,b]	32,532	278,799
SunCoke Energy Inc.	19,876	68,970
Tahoe Resources Inc.	44,835	388,720
TimkenSteel Corp.	11,482	96,219
U.S. Steel Corp.[b]	40,596	323,956
Worthington Industries Inc.	14,681	442,485

		21,332,730
MULTI-UTILITIES — 1.03%
Alliant Energy Corp.	32,568	2,033,872
Ameren Corp.	69,727	3,014,298
Avista Corp.	18,867	667,326
Black Hills Corp.	14,667	680,989
CenterPoint Energy Inc.	122,847	2,255,471
CMS Energy Corp.	79,083	2,853,315
Consolidated Edison Inc.	83,253	5,350,670
Dominion Resources Inc./VA	169,284	11,450,370
DTE Energy Co.	51,641	4,141,092
MDU Resources Group Inc.	57,060	1,045,339
NiSource Inc.	89,289	1,742,028
NorthWestern Corp.	13,231	717,782
PG&E Corp.	137,555	7,316,550
Public Service Enterprise Group Inc.	143,811	5,564,047
SCANA Corp.	40,304	2,437,989
Sempra Energy	70,480	6,625,825
TECO Energy Inc.	68,454	1,824,299
Vectren Corp.	23,157	982,320
WEC Energy Group Inc.	90,097	4,622,877

		65,326,459
MULTILINE RETAIL — 0.55%
Big Lots Inc.	14,066	542,104
Burlington Stores Inc.[a]	21,249	911,582
Dillard’s Inc. Class A	6,378	419,099
Dollar General Corp.	86,331	6,204,609
Dollar Tree Inc.[a]	65,456	5,054,512
Fred’s Inc. Class A	10,365	169,675
JC Penney Co. Inc.[a,b]	85,714	570,855
Kohl’s Corp.	54,346	2,588,500

Security	Shares	Value

Macy’s Inc.	90,008	$3,148,480
Nordstrom Inc.	40,030	1,993,894
Ollie’s Bargain Outlet Holdings Inc.[a,b]	2,924	49,737
Sears Holdings Corp.[a,b]	3,777	77,655
Target Corp.	182,035	13,217,561
Tuesday Morning Corp.[a,b]	11,821	76,837

		35,025,100
OIL, GAS & CONSUMABLE FUELS — 4.91%
Abraxas Petroleum Corp.[a]	22,775	24,142
Adams Resources & Energy Inc.	690	26,496
Alon USA Energy Inc.	10,413	154,529
Anadarko Petroleum Corp.	144,256	7,007,956
Antero Resources Corp.[a,b]	19,597	427,215
Apache Corp.	106,922	4,754,821
Approach Resources Inc.[a,b]	9,652	17,760
Ardmore Shipping Corp.	5,094	64,796
Bill Barrett Corp.[a,b]	13,558	53,283
Bonanza Creek Energy Inc.[a,b]	15,371	81,005
Cabot Oil & Gas Corp.	117,267	2,074,453
California Resources Corp.	85,709	199,702
Callon Petroleum Co.[a]	20,792	173,405
Carrizo Oil & Gas Inc.[a]	16,617	491,531
Cheniere Energy Inc.[a]	66,961	2,494,297
Chesapeake Energy Corp.[b]	165,849	746,321
Chevron Corp.	536,451	48,259,132
Cimarex Energy Co.	26,797	2,395,116
Clayton Williams Energy Inc.[a,b]	1,757	51,954
Clean Energy Fuels Corp.[a,b]	18,648	67,133
Cloud Peak Energy Inc.[a,b]	17,112	35,593
Cobalt International Energy Inc.[a]	105,750	571,050
Columbia Pipeline Group Inc.	114,421	2,288,420
Concho Resources Inc.[a]	36,791	3,416,412
ConocoPhillips	351,527	16,412,796
CONSOL Energy Inc.[b]	64,394	508,713
Contango Oil & Gas Co.[a]	5,540	35,511
Continental Resources Inc./OKa,b	25,492	585,806
CVR Energy Inc.	4,594	180,774
Delek U.S. Holdings Inc.	16,635	409,221
Denbury Resources Inc.[b]	99,162	200,307
Devon Energy Corp.	117,930	3,773,760
DHT Holdings Inc.	30,905	250,021
Diamondback Energy Inc.[a]	18,966	1,268,825
Dorian LPG Ltd.[a,b]	6,923	81,484

462

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

Earthstone Energy Inc.[a]	353	$4,698
Eclipse Resources Corp.[a,b]	8,506	15,481
Energen Corp.	22,680	929,653
Energy Fuels Inc./Canada[a]	14,844	43,790
Energy XXI Ltd.[b]	26,632	26,898
EOG Resources Inc.	156,702	11,092,935
EP Energy Corp. Class Aa,b	9,847	43,130
EQT Corp.	43,873	2,287,100
Erin Energy Corp.[a,b]	3,946	12,627
Evolution Petroleum Corp.	4,351	20,928
EXCO Resources Inc.[a,b]	42,783	53,051
Exxon Mobil Corp.	1,192,673	92,968,860
Frontline Ltd./Bermuda	68,557	204,985
GasLog Ltd.[b]	12,186	101,144
Gastar Exploration Inc.[a,b]	15,959	20,906
Gener8 Maritime Inc.[a]	4,812	45,473
Golar LNG Ltd.[b]	25,367	400,545
Green Plains Inc.	10,723	245,557
Gulfport Energy Corp.[a]	30,639	752,800
Halcon Resourses Corp.[b]	28,403	35,787
Hallador Energy Co.	1,918	8,746
Hess Corp.	71,611	3,471,701
HollyFrontier Corp.	52,364	2,088,800
Isramco Inc.[a]	237	21,166
Jones Energy Inc. Class Aa,b	10,730	41,311
Kinder Morgan Inc./DE	508,575	7,587,939
Kosmos Energy Ltd.[a,b]	43,916	228,363
Laredo Petroleum Inc.[a,b]	37,862	302,517
Marathon Oil Corp.	194,551	2,449,397
Marathon Petroleum Corp.	155,426	8,057,284
Matador Resources Co.[a,b]	21,645	427,922
Memorial Resource Development Corp.[a,b]	27,207	439,393
Murphy Oil Corp.	50,260	1,128,337
Navios Maritime Acquisition Corp.	23,155	69,697
Newfield Exploration Co.[a]	45,999	1,497,727
Noble Energy Inc.	123,196	4,056,844
Nordic American Tankers Ltd.[b]	24,312	377,808
Northern Oil and Gas Inc.[a,b]	17,833	68,835
Oasis Petroleum Inc.[a,b]	39,399	290,371
Occidental Petroleum Corp.	218,822	14,794,555
ONEOK Inc.	58,973	1,454,274
Pacific Ethanol Inc.[a]	5,679	27,146
Panhandle Oil and Gas Inc. Class A	3,944	63,735

Security	Shares	Value

Par Pacific Holdings Inc.[a]	4,216	$99,245
Parsley Energy Inc. Class Aa,b	26,236	484,054
PBF Energy Inc.	27,539	1,013,711
PDC Energy Inc.[a,b]	11,368	606,824
Peabody Energy Corp.[b]	5,052	38,799
Penn Virginia Corp.[a,b]	19,007	5,710
PetroCorp Inc. Escrow[a]	1,248	—
Phillips 66	154,565	12,643,417
Pioneer Natural Resources Co.	42,824	5,369,273
QEP Resources Inc.	50,285	673,819
Range Resources Corp.	47,885	1,178,450
Renewable Energy Group Inc.[a,b]	11,561	107,402
REX American Resources Corp.[a,b]	1,800	97,326
Rex Energy Corp.[a,b]	12,245	12,857
Ring Energy Inc.[a,b]	5,245	36,977
RSP Permian Inc.[a,b]	18,479	450,703
Sanchez Energy Corp.[a,b]	14,449	62,275
SandRidge Energy Inc.[a,b]	138,198	27,640
Scorpio Tankers Inc.	52,620	422,012
SemGroup Corp. Class A	12,630	364,502
Ship Finance International Ltd.[b]	18,555	307,456
SM Energy Co.[b]	18,645	366,561
Solazyme Inc.[a,b]	21,149	52,450
Southwestern Energy Co.[a,b]	107,993	767,830
Spectra Energy Corp.	192,224	4,601,843
Stone Energy Corp.[a,b]	15,810	67,825
Synergy Resources Corp.[a,b]	30,334	258,446
Targa Resources Corp.	15,818	428,035
Teekay Corp.	12,760	125,941
Teekay Tankers Ltd. Class A	29,315	201,687
Tesoro Corp.	35,706	3,762,341
TransAtlantic Petroleum Ltd.[a]	6,370	8,854
Triangle Petroleum Corp.[a,b]	19,019	14,645
Ultra Petroleum Corp.[a,b]	43,117	107,793
Uranium Energy Corp.[a,b]	43,471	46,079
Valero Energy Corp.	137,837	9,746,454
W&T Offshore Inc.	9,718	22,449
Western Refining Inc.	20,017	713,006
Westmoreland Coal Co.[a,b]	4,829	28,395
Whiting Petroleum Corp.[a,b]	58,638	553,543
Williams Companies Inc. (The)	214,845	5,521,517
World Fuel Services Corp.	20,230	778,046
WPX Energy Inc.[a]	66,504	381,733

		310,401,881

463

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

PAPER & FOREST PRODUCTS — 0.06%
Boise Cascade Co.[a]	10,972	$280,115
Clearwater Paper Corp.[a]	5,173	235,527
Deltic Timber Corp.	3,104	182,732
Domtar Corp.	18,586	686,753
KapStone Paper and Packaging Corp.	25,055	565,992
Louisiana-Pacific Corp.[a]	39,130	704,731
Neenah Paper Inc.	4,460	278,438
PH Glatfelter Co.	11,917	219,750
Schweitzer-Mauduit International Inc.	8,694	365,061
Wausau Paper Corp.	12,424	127,098

		3,646,197
PERSONAL PRODUCTS — 0.16%
Avon Products Inc.	121,061	490,297
Coty Inc. Class A	23,368	598,922
Edgewell Personal Care Co.	17,134	1,342,792
Elizabeth Arden Inc.[a,b]	7,142	70,706
Estee Lauder Companies Inc. (The) Class A	59,593	5,247,760
Herbalife Ltd.[a,b]	20,793	1,114,921
Inter Parfums Inc.	4,569	108,834
Medifast Inc.	3,916	118,968
Natural Health Trends Corp.[b]	2,076	69,608
Nature’s Sunshine Products Inc.	3,291	33,305
Nu Skin Enterprises Inc. Class Ab	16,454	623,442
Nutraceutical International Corp.[a]	2,254	58,198
Revlon Inc. Class Aa	3,236	90,090
Synutra International Inc.[a,b]	4,867	22,923
USANA Health Sciences Inc.[a]	1,760	224,840

		10,215,606
PHARMACEUTICALS — 4.92%
Aclaris Therapeutics Inc.	1,649	44,424
Aerie Pharmaceuticals Inc.[a,b]	7,464	181,748
Agile Therapeutics Inc.[a]	2,962	28,909
Akorn Inc.[a,b]	22,086	824,029
Alimera Sciences Inc.[a,b]	4,830	11,689
Allergan PLC[a]	111,965	34,989,062
Amphastar Pharmaceuticals Inc.[a,b]	8,608	122,492
ANI Pharmaceuticals Inc.[a,b]	1,947	87,858
Aratana Therapeutics Inc.[a,b]	7,148	39,886

Security	Shares	Value

Assembly Biosciences Inc.[a]	4,388	$32,954
BioDelivery Sciences International Inc.[a,b]	9,894	47,392
Bristol-Myers Squibb Co.	475,574	32,714,735
Carbylan Therapeutics Inc.[a,b]	3,467	12,551
Catalent Inc.[a]	23,475	587,579
Cempra Inc.[a,b]	8,366	260,434
Collegium Pharmaceutical Inc.[a,b]	1,901	52,277
Corcept Therapeutics Inc.[a,b]	13,921	69,327
Corium International Inc.[a,b]	2,450	19,894
Depomed Inc.[a]	14,889	269,938
Dermira Inc.[a]	5,184	179,418
DURECT Corp.[a]	29,345	64,852
Eli Lilly & Co.	279,059	23,513,511
Endo International PLC[a]	64,486	3,947,833
Endocyte Inc.[a,b]	12,572	50,414
Flex Pharma Inc.[a,b]	1,519	18,912
Foamix Pharmaceuticals Ltd.[a]	6,217	50,420
Heska Corp.[a]	2,458	95,075
Impax Laboratories Inc.[a]	20,723	886,115
Intersect ENT Inc.[a]	4,211	94,747
Intra-Cellular Therapies Inc.[a]	8,306	446,780
Jazz Pharmaceuticals PLC[a]	17,518	2,462,330
Johnson & Johnson	791,022	81,253,780
Lannett Co. Inc.[a,b]	7,198	288,784
Mallinckrodt PLC[a]	33,154	2,474,283
Medicines Co. (The)[a,b]	19,865	741,759
Merck & Co. Inc.	805,983	42,572,022
Mylan NVa	120,518	6,516,408
MyoKardia Inc.[a]	1,791	26,256
Nektar Therapeutics[a,b]	37,816	637,200
Neos Therapeutics Inc.[a]	1,550	22,196
Ocular Therapeutix Inc.[a,b]	4,975	46,616
Omeros Corp.[a,b]	11,334	178,284
Pacira Pharmaceuticals Inc./DEa,b	10,041	771,048
Paratek Pharmaceuticals Inc.[a,b]	3,188	60,476
Pernix Therapeutics Holdings Inc.[a]	9,630	28,409
Perrigo Co. PLC	41,894	6,062,062
Pfizer Inc.	1,756,573	56,702,176
Phibro Animal Health Corp.	6,046	182,166
POZEN Inc.[a]	7,309	49,920

464

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

Prestige Brands Holdings Inc.[a]	15,594	$802,779
Relypsa Inc.[a,b]	9,055	256,619
Revance Therapeutics Inc.[a,b]	4,441	151,705
Sagent Pharmaceuticals Inc.[a,b]	7,162	113,947
SciClone Pharmaceuticals Inc.[a,b]	15,948	146,722
Sucampo Pharmaceuticals Inc. Class Aa,b	7,410	128,119
Supernus Pharmaceuticals Inc.[a]	11,420	153,485
Teligent Inc.[a,b]	8,570	76,273
Tetraphase Pharmaceuticals Inc.[a,b]	9,762	97,913
TherapeuticsMD Inc.[a,b]	35,549	368,643
Theravance Biopharma Inc.[a]	6,298	103,224
Theravance Inc.[b]	27,579	290,683
VIVUS Inc.[a,b]	28,092	28,654
XenoPort Inc.[a,b]	21,033	115,471
Zoetis Inc.	143,455	6,874,364
Zogenix Inc.[a,b]	8,009	118,053
Zynerba Pharmaceuticals Inc.[a,b]	982	9,889

		310,657,973
PROFESSIONAL SERVICES — 0.46%
Acacia Research Corp.	13,907	59,661
Advisory Board Co. (The)[a,b]	11,829	586,837
Barrett Business Services Inc.	2,003	87,211
CBIZ Inc.[a]	11,487	113,262
CDI Corp.	3,933	26,587
CEB Inc.	9,422	578,416
CRA International Inc.[a]	3,023	56,379
Dun & Bradstreet Corp. (The)	10,430	1,083,990
Equifax Inc.	33,760	3,759,851
Exponent Inc.	7,644	381,818
Franklin Covey Co.[a]	3,807	63,729
FTI Consulting Inc.[a]	12,621	437,444
GP Strategies Corp.[a]	3,058	76,786
Heidrick & Struggles International Inc.	5,110	139,094
Hill International Inc.[a]	6,754	26,205
Huron Consulting Group Inc.[a,b]	6,570	390,258
ICF International Inc.[a]	5,510	195,936
IHS Inc. Class Aa	19,733	2,336,979
Insperity Inc.	5,014	241,424
Kelly Services Inc. Class A	7,375	119,106
Kforce Inc.	8,076	204,161
Korn/Ferry International	15,504	514,423
ManpowerGroup Inc.	21,072	1,776,159

Security	Shares	Value

Mistras Group Inc.[a]	4,359	$83,213
Navigant Consulting Inc.[a]	14,550	233,673
Nielsen Holdings PLC	105,830	4,931,678
On Assignment Inc.[a]	15,179	682,296
Pendrell Corp.[a]	45,077	22,588
Resources Connection Inc.	11,858	193,760
Robert Half International Inc.	39,219	1,848,784
RPX Corp.[a]	14,767	162,437
Towers Watson & Co. Class A	19,634	2,522,184
TransUnion[a]	9,240	254,747
TriNet Group Inc.[a]	11,412	220,822
TrueBlue Inc.[a]	11,428	294,385
Verisk Analytics Inc. Class Aa	47,850	3,678,708
Volt Information Sciences Inc.[a]	2,726	22,190
VSE Corp.	1,122	69,766
WageWorks Inc.[a]	9,808	444,989

		28,921,936
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.05%
Acadia Realty Trust	19,474	645,563
AG Mortgage Investment Trust Inc.	7,649	98,213
Agree Realty Corp.	5,582	189,732
Alexander’s Inc.	686	263,499
Alexandria Real Estate Equities Inc.	20,898	1,888,343
Altisource Residential Corp.	15,886	197,145
American Assets Trust Inc.	10,622	407,354
American Campus Communities Inc.	31,684	1,309,817
American Capital Agency Corp.	100,035	1,734,607
American Capital Mortgage Investment Corp.	16,542	230,926
American Homes 4 Rent Class A	47,880	797,681
American Residential Properties Inc.	8,883	167,889
American Tower Corp.	120,905	11,721,740
Annaly Capital Management Inc.	272,600	2,556,988
Anworth Mortgage Asset Corp.	24,598	107,001
Apartment Investment & Management Co. Class A	43,932	1,758,598
Apollo Commercial Real Estate Finance Inc.	15,417	265,635
Apollo Residential Mortgage Inc.	8,522	101,838
Apple Hospitality REIT Inc.[b]	52,111	1,040,657
Ares Commercial Real Estate Corp.	8,215	93,980
Armada Hoffler Properties Inc.	11,959	125,330
ARMOUR Residential REIT Inc.	13,051	283,990
Ashford Hospitality Prime Inc.	9,117	132,197
Ashford Hospitality Trust Inc.	21,134	133,356

465

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

AvalonBay Communities Inc.	37,902	$6,978,895
BioMed Realty Trust Inc.	58,947	1,396,454
Bluerock Residential Growth REIT Inc.	5,613	66,514
Boston Properties Inc.	43,782	5,583,956
Brandywine Realty Trust	50,777	693,614
Brixmor Property Group Inc.[b]	48,774	1,259,345
Camden Property Trust	24,861	1,908,330
Campus Crest Communities Inc.	18,114	123,175
Capstead Mortgage Corp.	26,211	229,084
Care Capital Properties Inc.	23,495	718,242
CareTrust REIT Inc.	13,842	151,570
CatchMark Timber Trust Inc. Class A	10,619	120,101
CBL & Associates Properties Inc.	45,837	567,004
Cedar Realty Trust Inc.	27,396	193,964
Chatham Lodging Trust	10,817	221,532
Chesapeake Lodging Trust	17,631	443,596
Chimera Investment Corp.	53,015	723,125
Colony Capital Inc.	33,702	656,515
Colony Starwood Homes	10,894	246,640
Columbia Property Trust Inc.	35,228	827,153
Communications Sales & Leasing Inc./CSL Capital LLC[a]	34,711	648,749
CorEnergy Infrastructure Trust Inc.[b]	4,424	65,652
CoreSite Realty Corp.	7,484	424,492
Corporate Office Properties Trust	26,283	573,758
Corrections Corp. of America	33,483	886,965
Cousins Properties Inc.[b]	62,526	589,620
Crown Castle International Corp.	94,871	8,201,598
CubeSmart	46,537	1,424,963
CyrusOne Inc.[b]	18,783	703,423
CYS Investments Inc.	49,191	350,732
DCT Industrial Trust Inc.	24,714	923,562
DDR Corp.	86,899	1,463,379
DiamondRock Hospitality Co.[b]	59,067	569,997
Digital Realty Trust Inc.	41,894	3,168,024
Douglas Emmett Inc.	42,199	1,315,765
Duke Realty Corp.	97,907	2,058,005
DuPont Fabros Technology Inc.	19,019	604,614
Dynex Capital Inc.	15,523	98,571
Easterly Government Properties Inc.	3,906	67,105
EastGroup Properties Inc.	9,736	541,419
Education Realty Trust Inc.	16,170	612,520

Security	Shares	Value

Empire State Realty Trust Inc. Class A	31,287	$565,356
EPR Properties	16,037	937,363
Equinix Inc.	17,631	5,331,614
Equity Commonwealth[a]	36,772	1,019,688
Equity Lifestyle Properties Inc.	24,541	1,636,148
Equity One Inc.	19,906	540,448
Equity Residential	104,016	8,486,665
Essex Property Trust Inc.	18,530	4,436,267
Extra Space Storage Inc.	34,786	3,068,473
Federal Realty Investment Trust[b]	19,865	2,902,276
FelCor Lodging Trust Inc.	41,749	304,768
First Industrial Realty Trust Inc.	33,420	739,585
First Potomac Realty Trust	16,533	188,476
Four Corners Property Trust Inc.[a]	11,980	289,437
Franklin Street Properties Corp.	26,047	269,586
Gaming and Leisure Properties Inc.[b]	25,695	714,321
General Growth Properties Inc.	164,261	4,469,542
GEO Group Inc. (The)	20,340	588,029
Getty Realty Corp.	7,331	125,727
Gladstone Commercial Corp.	7,247	105,734
Government Properties Income Trust[b]	17,884	283,819
Gramercy Property Trust	119,704	924,115
Great Ajax Corp.	1,205	14,605
Hannon Armstrong Sustainable Infrastructure Capital Inc.	13,043	246,774
Hatteras Financial Corp.	27,550	362,283
HCP Inc.	131,161	5,015,597
Healthcare Realty Trust Inc.	27,607	781,830
Healthcare Trust of America Inc. Class Ab	35,707	963,018
Hersha Hospitality Trust[b]	14,228	309,601
Highwoods Properties Inc.	26,343	1,148,555
Hospitality Properties Trust	41,407	1,082,793
Host Hotels & Resorts Inc.[b]	215,847	3,311,093
Hudson Pacific Properties Inc.	20,726	583,230
Independence Realty Trust Inc.[b]	11,321	85,021
InfraREIT Inc.[a]	6,499	120,232
Inland Real Estate Corp.[b]	28,133	298,772
Invesco Mortgage Capital Inc.	34,667	429,524
Investors Real Estate Trust[b]	35,632	247,642
Iron Mountain Inc.	59,536	1,608,067
iStar Inc.[a]	23,831	279,538
Kilroy Realty Corp.	25,376	1,605,793

466

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

Kimco Realty Corp.	118,317	$3,130,668
Kite Realty Group Trust	23,427	607,462
Ladder Capital Corp.	10,919	135,614
Lamar Advertising Co. Class A	22,649	1,358,487
LaSalle Hotel Properties[b]	31,482	792,087
Lexington Realty Trust	57,787	462,296
Liberty Property Trust	43,855	1,361,698
LTC Properties Inc.	9,642	415,956
Macerich Co. (The)	45,355	3,659,695
Mack-Cali Realty Corp.	24,892	581,228
Medical Properties Trust Inc.	66,732	768,085
MFA Financial Inc.	110,688	730,541
Mid-America Apartment Communities Inc.	21,871	1,986,106
Monmouth Real Estate Investment Corp.	19,227	201,114
Monogram Residential Trust Inc.[b]	46,483	453,674
National Health Investors Inc.	10,563	642,970
National Retail Properties Inc.[b]	39,150	1,567,957
National Storage Affiliates Trust[b]	5,948	101,889
New Residential Investment Corp.	65,284	793,853
New Senior Investment Group Inc.[b]	24,879	245,307
New York Mortgage Trust Inc.[b]	28,693	152,934
New York REIT Inc.	49,135	565,052
NexPoint Residential Trust Inc.	5,058	66,209
NorthStar Realty Europe Corp.[b]	17,300	204,313
NorthStar Realty Finance Corp.	51,996	885,492
Omega Healthcare Investors Inc.	51,639	1,806,332
One Liberty Properties Inc.[b]	3,239	69,509
Orchid Island Capital Inc.[b]	5,685	56,452
Outfront Media Inc.	39,848	869,882
Paramount Group Inc.[b]	50,273	909,941
Parkway Properties Inc./Md	23,741	371,072
Pebblebrook Hotel Trust[b]	20,502	574,466
Pennsylvania REIT[b]	19,863	434,404
PennyMac Mortgage Investment Trust[c]	14,647	223,513
Physicians Realty Trust	24,843	418,853
Piedmont Office Realty Trust Inc. Class Ab	43,425	819,864
Plum Creek Timber Co. Inc.	49,792	2,376,074

Security	Shares	Value

Post Properties Inc.	15,371	$909,348
Potlatch Corp.	11,428	345,583
Preferred Apartment Communities Inc.[b]	7,138	93,365
Prologis Inc.	150,214	6,447,185
PS Business Parks Inc.	5,255	459,445
Public Storage	41,313	10,233,230
QTS Realty Trust Inc. Class A	8,332	375,857
RAIT Financial Trust	26,257	70,894
Ramco-Gershenson Properties Trust	22,131	367,596
Rayonier Inc.	35,419	786,302
Realty Income Corp.[b]	71,112	3,671,513
Redwood Trust Inc.	22,264	293,885
Regency Centers Corp.	26,531	1,807,292
Resource Capital Corp.	8,835	112,735
Retail Opportunity Investments Corp.	29,760	532,704
Retail Properties of America Inc. Class A	66,426	981,112
Rexford Industrial Realty Inc.	14,478	236,860
RLJ Lodging Trust	37,360	808,097
Rouse Properties Inc.[b]	10,309	150,099
Ryman Hospitality Properties Inc.	12,413	641,007
Sabra Health Care REIT Inc.	19,128	386,959
Saul Centers Inc.	3,450	176,882
Select Income REIT	17,348	343,837
Senior Housing Properties Trust	66,081	980,642
Silver Bay Realty Trust Corp.	11,078	173,481
Simon Property Group Inc.	88,826	17,271,327
SL Green Realty Corp.	28,178	3,183,550
Sovran Self Storage Inc.	10,515	1,128,365
Spirit Realty Capital Inc.	125,425	1,256,758
STAG Industrial Inc.[b]	18,480	340,956
Starwood Property Trust Inc.[b]	67,635	1,390,576
STORE Capital Corp.	12,283	284,966
Summit Hotel Properties Inc.	25,882	309,290
Sun Communities Inc.	14,527	995,535
Sunstone Hotel Investors Inc.	58,453	730,078
Tanger Factory Outlet Centers Inc.	28,384	928,157
Taubman Centers Inc.	17,615	1,351,423

467

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

Terreno Realty Corp.	12,717	$287,659
Two Harbors Investment Corp.	107,985	874,678
UDR Inc.	74,973	2,816,736
UMH Properties Inc.	3,564	36,068
United Development Funding IVb	8,286	91,146
Universal Health Realty Income Trust	2,895	144,779
Urban Edge Properties	24,832	582,310
Urstadt Biddle Properties Inc. Class A	5,967	114,805
Ventas Inc.[b]	93,894	5,298,438
VEREIT Inc.	255,487	2,023,457
Vornado Realty Trust	53,972	5,395,041
Washington REIT[b]	18,745	507,240
Weingarten Realty Investors	36,535	1,263,380
Welltower Inc.	99,648	6,779,053
Western Asset Mortgage Capital Corp.[b]	13,069	133,565
Weyerhaeuser Co.	146,806	4,401,244
Whitestone REIT	10,545	126,645
WP Carey Inc.	29,724	1,753,716
WP GLIMCHER Inc.	52,063	552,388
Xenia Hotels & Resorts Inc.[b]	31,390	481,209

		256,096,703
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.18%
Alexander & Baldwin Inc.	13,656	482,193
Altisource Asset Management Corp.[a]	372	6,383
Altisource Portfolio Solutions SAa,b	4,115	114,438
AV Homes Inc.[a,b]	2,752	35,253
CBRE Group Inc. Class Aa	82,691	2,859,455
Consolidated-Tomoka Land Co.	1,135	59,826
Forest City Enterprises Inc. Class Aa,b	61,675	1,352,533
Forestar Group Inc.[a,b]	9,672	105,812
FRP Holdings Inc.[a]	1,794	60,888
Howard Hughes Corp. (The)[a]	11,155	1,262,300
Jones Lang LaSalle Inc.	12,812	2,048,126
Kennedy-Wilson Holdings Inc.	26,443	636,747
Marcus & Millichap Inc.[a]	3,843	111,985
RE/MAX Holdings Inc. Class A	3,257	121,486
Realogy Holdings Corp.[a]	42,874	1,572,190
RMR Group Inc. (The)	1,882	27,120
St. Joe Co. (The)[a,b]	13,128	242,999
Tejon Ranch Co.[a]	3,804	72,847

		11,172,581

Security	Shares	Value

ROAD & RAIL — 0.76%
AMERCO	2,060	$802,370
ArcBest Corp.	7,084	151,527
Avis Budget Group Inc.[a]	29,667	1,076,615
Celadon Group Inc.	8,811	87,141
Covenant Transportation Group Inc. Class Aa	3,061	57,822
CSX Corp.	282,924	7,341,878
Genesee & Wyoming Inc. Class Aa	15,774	846,906
Heartland Express Inc.	16,385	278,873
Hertz Global Holdings Inc.[a]	115,190	1,639,154
JB Hunt Transport Services Inc.	26,397	1,936,484
Kansas City Southern	31,469	2,349,790
Knight Transportation Inc.	18,784	455,136
Landstar System Inc.	12,219	716,644
Marten Transport Ltd.	6,421	113,652
Norfolk Southern Corp.	87,318	7,386,230
Old Dominion Freight Line Inc.[a]	19,713	1,164,447
PAM Transportation Services Inc.[a]	916	25,272
Roadrunner Transportation Systems Inc.[a]	7,725	72,847
Ryder System Inc.	15,267	867,623
Saia Inc.[a]	6,739	149,943
Swift Transportation Co.[a,b]	25,105	346,951
Union Pacific Corp.	249,840	19,537,488
Universal Truckload Services Inc.	1,421	19,951
USA Truck Inc.[a]	1,785	31,148
Werner Enterprises Inc.	12,442	291,018
YRC Worldwide Inc.[a]	8,048	114,121

		47,861,031
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.42%
Advanced Energy Industries Inc.[a,b]	11,239	317,277
Advanced Micro Devices Inc.[a,b]	169,765	487,226
Alpha & Omega Semiconductor Ltd.[a]	4,938	45,380
Ambarella Inc.[a,b]	8,802	490,624
Amkor Technology Inc.[a]	26,470	160,938
Analog Devices Inc.	89,359	4,943,340
Applied Materials Inc.	328,976	6,141,982
Applied Micro Circuits Corp.[a,b]	23,899	152,237
Atmel Corp.	120,364	1,036,334
Avago Technologies Ltd.[b]	73,329	10,643,704
Axcelis Technologies Inc.[a]	29,290	75,861
Broadcom Corp. Class A	158,000	9,135,560

468

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

Brooks Automation Inc.	18,663	$199,321
Cabot Microelectronics Corp.[a,b]	6,510	285,008
Cascade Microtech Inc.[a]	3,571	58,029
Cavium Inc.[a,b]	15,378	1,010,488
CEVA Inc.[a]	6,443	150,509
Cirrus Logic Inc.[a,b]	18,139	535,645
Cohu Inc.	6,533	78,853
Cree Inc.[a,b]	29,287	781,084
Cypress Semiconductor Corp.	94,413	926,192
Diodes Inc.[a]	9,832	225,939
DSP Group Inc.[a]	6,494	61,303
Entegris Inc.[a]	38,653	512,925
Exar Corp.[a]	10,551	64,678
Fairchild Semiconductor International Inc.[a]	32,105	664,895
First Solar Inc.[a]	21,156	1,396,084
FormFactor Inc.[a]	13,873	124,857
Inphi Corp.[a]	10,744	290,303
Integrated Device Technology Inc.[a]	43,104	1,135,790
Intel Corp.	1,353,342	46,622,632
Intersil Corp. Class A	35,809	456,923
IXYS Corp.	7,075	89,357
KLA-Tencor Corp.	45,370	3,146,410
Kopin Corp.[a]	18,907	51,427
Lam Research Corp.	44,936	3,568,817
Lattice Semiconductor Corp.[a,b]	32,933	213,077
Linear Technology Corp.	68,483	2,908,473
M/A-COM Technology Solutions Holdings Inc.[a,b]	6,474	264,722
Marvell Technology Group Ltd.	128,052	1,129,419
Mattson Technology Inc.[a]	21,469	75,786
Maxim Integrated Products Inc.	81,789	3,107,982
MaxLinear Inc. Class Aa	13,672	201,389
Microchip Technology Inc.	59,443	2,766,477
Micron Technology Inc.[a]	311,251	4,407,314
Microsemi Corp.[a,b]	27,682	902,156
MKS Instruments Inc.	14,781	532,116
Monolithic Power Systems Inc.	11,685	744,451
Nanometrics Inc.[a]	6,552	99,197
NeoPhotonics Corp.[a]	7,747	84,132
NVE Corp.	1,267	71,180
NVIDIA Corp.	152,653	5,031,443
OmniVision Technologies Inc.[a]	17,347	503,410
ON Semiconductor Corp.[a]	121,794	1,193,581
PDF Solutions Inc.[a]	10,019	108,606
Photronics Inc.[a,b]	16,821	209,421

Security	Shares	Value

PMC-Sierra Inc.[a]	48,781	$566,835
Power Integrations Inc.	7,848	381,648
Qorvo Inc.[a,b]	40,469	2,059,872
Rambus Inc.[a,b]	31,160	361,144
Rudolph Technologies Inc.[a]	9,220	131,108
Semtech Corp.[a]	18,526	350,512
Sigma Designs Inc.[a]	9,466	59,825
Silicon Laboratories Inc.[a]	11,955	580,296
Skyworks Solutions Inc.	55,011	4,226,495
SunEdison Inc.[a,b]	77,334	393,630
SunPower Corp.[a,b]	15,802	474,218
Synaptics Inc.[a]	10,204	819,789
Teradyne Inc.	59,884	1,237,802
Tessera Technologies Inc.	14,621	438,776
Texas Instruments Inc.	296,660	16,259,935
Ultra Clean Holdings Inc.[a,b]	7,001	35,845
Ultratech Inc.[a]	7,368	146,034
Veeco Instruments Inc.[a]	10,832	222,706
Xcerra Corp.[a,b]	13,644	82,546
Xilinx Inc.	73,408	3,447,974

		152,899,254
SOFTWARE — 4.44%
A10 Networks Inc.[a]	5,393	35,378
ACI Worldwide Inc.[a]	33,693	721,030
Activision Blizzard Inc.	144,778	5,604,356
Adobe Systems Inc.[a]	142,937	13,427,502
American Software Inc./GA Class A	6,634	67,534
ANSYS Inc.[a]	25,463	2,355,328
Aspen Technology Inc.[a,b]	24,286	917,039
Autodesk Inc.[a]	65,473	3,989,270
AVG Technologies NVa	12,423	249,081
Barracuda Networks Inc.[a]	2,178	40,685
Blackbaud Inc.	13,890	914,795
Bottomline Technologies de Inc.[a]	12,721	378,195
BroadSoft Inc.[a]	7,655	270,681
CA Inc.	85,696	2,447,478
Cadence Design Systems Inc.[a]	83,942	1,746,833
Callidus Software Inc.[a]	15,420	286,349
CDK Global Inc.	45,253	2,148,160
Citrix Systems Inc.[a]	46,143	3,490,718
Code Rebel Corp.[a,b]	291	780
CommVault Systems Inc.[a]	12,979	510,724
Digimarc Corp.[a,b]	2,023	73,860
Digital Turbine Inc.[a]	21,946	29,188

469

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

Ebix Inc.[b]	8,118	$266,189
Electronic Arts Inc.[a,b]	89,710	6,164,871
Ellie Mae Inc.[a]	8,598	517,858
EnerNOC Inc.[a,b]	7,072	27,227
Epiq Systems Inc.	9,082	118,702
Fair Isaac Corp.	8,794	828,219
FireEye Inc.[a,b]	38,999	808,839
FleetMatics Group PLC[a,b]	10,438	530,146
Fortinet Inc.[a,b]	39,997	1,246,706
Gigamon Inc.[a]	8,896	236,367
Globant SAa	4,291	160,955
Glu Mobile Inc.[a,b]	31,152	75,699
Guidance Software Inc.[a,b]	4,208	25,332
Guidewire Software Inc.[a,b]	20,421	1,228,527
HubSpot Inc.[a]	5,199	292,756
Imperva Inc.[a]	8,217	520,218
Infoblox Inc.[a,b]	16,094	295,969
Interactive Intelligence Group Inc.[a]	4,206	132,153
Intuit Inc.	78,987	7,622,246
Jive Software Inc.[a]	11,176	45,598
King Digital Entertainment PLC	22,290	398,545
Manhattan Associates Inc.[a]	21,324	1,411,009
Mentor Graphics Corp.	29,082	535,690
Microsoft Corp.	2,307,525	128,021,487
MicroStrategy Inc. Class Aa	2,802	502,371
MobileIron Inc.[a,b]	15,090	54,475
Model N Inc.[a]	7,920	88,387
Monotype Imaging Holdings Inc.	10,447	246,967
NetSuite Inc.[a,b]	11,658	986,500
Nuance Communications Inc.[a,b]	73,384	1,459,608
Oracle Corp.	903,924	33,020,344
Park City Group Inc.[a,b]	2,716	32,348
Paycom Software Inc.[a,b]	8,745	329,074
Paylocity Holding Corp.[a,b]	4,417	179,109
Pegasystems Inc.	9,786	269,115
Progress Software Corp.[a]	15,515	372,360
Proofpoint Inc.[a,b]	11,525	749,240
PROS Holdings Inc.[a]	6,172	142,203
PTC Inc.[a]	33,940	1,175,342
QAD Inc. Class A	1,850	37,962
Qlik Technologies Inc.[a]	26,599	842,124
Qualys Inc.[a]	6,547	216,640
Rapid7 Inc.[a,b]	2,268	34,315
RealPage Inc.[a,b]	14,210	319,015

Security	Shares	Value

Red Hat Inc.[a]	52,058	$4,310,923
RingCentral Inc. Class Aa	14,824	349,550
Rovi Corp.[a]	26,038	433,793
Rubicon Project Inc. (The)[a]	6,872	113,044
salesforce.com inc.[a]	187,023	14,662,603
Sapiens International Corp. NV	9,844	100,409
SeaChange International Inc.[a]	8,132	54,810
ServiceNow Inc.[a,b]	43,814	3,792,540
Silver Spring Networks Inc.[a]	9,641	138,927
SolarWinds Inc.[a]	17,846	1,051,129
Solera Holdings Inc.	19,095	1,046,979
Splunk Inc.[a,b]	35,499	2,087,696
SS&C Technologies Holdings Inc.	23,035	1,572,599
Symantec Corp.	193,182	4,056,822
Synchronoss Technologies Inc.[a,b]	11,468	404,018
Synopsys Inc.[a]	44,791	2,042,918
Tableau Software Inc. Class Aa	13,987	1,317,855
Take-Two Interactive Software Inc.[a]	23,673	824,767
Tangoe Inc.[a]	12,589	105,622
TeleCommunication Systems Inc. Class Aa	13,395	66,573
Telenav Inc.[a,b]	11,956	68,030
TiVo Inc.[a]	28,839	248,881
TubeMogul Inc.[a,b]	5,710	77,656
Tyler Technologies Inc.[a]	9,520	1,659,526
Ultimate Software Group Inc. (The)[a]	8,202	1,603,573
Varonis Systems Inc.[a,b]	2,306	43,353
VASCO Data Security International Inc.[a,b]	8,046	134,610
Verint Systems Inc.[a,b]	18,132	735,434
VirnetX Holding Corp.[a,b]	11,748	30,192
VMware Inc. Class Aa	23,243	1,314,857
Workday Inc. Class Aa,b	30,032	2,392,950
Workiva Inc.[a,b]	2,037	35,790
Xura Inc.[a]	6,048	148,660
Zendesk Inc.[a,b]	14,944	395,119
Zix Corp.[a]	17,019	86,457
Zynga Inc. Class Aa	230,196	616,925

		280,399,361
SPECIALTY RETAIL — 2.62%
Aaron’s Inc.	18,168	406,781
Abercrombie & Fitch Co. Class A	20,528	554,256
Advance Auto Parts Inc.	20,878	3,142,348
America’s Car-Mart Inc./TXa	2,216	59,145
American Eagle Outfitters Inc.	57,772	895,466
Asbury Automotive Group Inc.[a]	7,820	527,381

470

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

Ascena Retail Group Inc.[a,b]	49,085	$483,487
AutoNation Inc.[a]	20,581	1,227,862
AutoZone Inc.[a]	8,972	6,656,416
Barnes & Noble Education Inc.[a]	8,955	89,102
Barnes & Noble Inc.	14,118	122,968
bebe stores inc.	10,577	5,976
Bed Bath & Beyond Inc.[a,b]	49,401	2,383,598
Best Buy Co. Inc.	85,919	2,616,234
Big 5 Sporting Goods Corp.	4,566	45,614
Boot Barn Holdings Inc.[a,b]	3,978	48,890
Buckle Inc. (The)[b]	7,711	237,345
Build-A-Bear Workshop Inc.[a]	3,452	42,252
Cabela’s Inc.[a,b]	14,450	675,248
Caleres Inc.	12,250	328,545
CarMax Inc.[a,b]	60,432	3,261,515
Cato Corp. (The) Class A	7,694	283,293
Chico’s FAS Inc.	41,104	438,580
Children’s Place Inc. (The)	5,898	325,570
Christopher & Banks Corp.[a,b]	10,238	16,893
Citi Trends Inc.	4,144	88,060
Conn’s Inc.[a,b]	7,718	181,141
Container Store Group Inc. (The)[a,b]	4,058	33,276
CST Brands Inc.	21,205	829,964
Destination XL Group Inc.[a,b]	11,607	64,071
Dick’s Sporting Goods Inc.	26,076	921,787
DSW Inc. Class A	20,224	482,545
Express Inc.[a]	23,826	411,713
Finish Line Inc. (The) Class A	14,363	259,683
Five Below Inc.[a,b]	15,181	487,310
Foot Locker Inc.	39,694	2,583,682
Francesca’s Holdings Corp.[a]	12,392	215,745
GameStop Corp. Class Ab	29,873	837,639
Gap Inc. (The)	67,604	1,669,819
Genesco Inc.[a]	6,977	396,503
GNC Holdings Inc. Class A	25,571	793,212
Group 1 Automotive Inc.	6,760	511,732
Guess? Inc.	16,677	314,862
Haverty Furniture Companies Inc.	5,232	112,174
Hibbett Sports Inc.[a,b]	7,403	223,867
Home Depot Inc. (The)	370,562	49,006,824
Kirkland’s Inc.	6,148	89,146
L Brands Inc.	70,340	6,739,979
Lithia Motors Inc. Class A	6,252	666,901
Lowe’s Companies Inc.	271,118	20,615,813
Lumber Liquidators Holdings Inc.[a,b]	7,665	133,064

Security	Shares	Value

MarineMax Inc.[a]	8,393	$154,599
Mattress Firm Holding Corp.[a,b]	5,682	253,588
Men’s Wearhouse Inc. (The)	14,327	210,320
Michaels Companies Inc. (The)[a]	17,528	387,544
Monro Muffler Brake Inc.[b]	9,592	635,182
Murphy USA Inc.[a]	13,427	815,556
O’Reilly Automotive Inc.[a]	28,953	7,337,269
Office Depot Inc.[a]	158,334	893,004
Outerwall Inc.[b]	5,710	208,643
Party City Holdco Inc.[a,b]	6,775	87,465
Penske Automotive Group Inc.	11,849	501,687
Pep Boys-Manny Moe & Jack (The)[a]	14,851	273,407
Pier 1 Imports Inc.	27,293	138,921
Rent-A-Center Inc./TX	15,914	238,233
Restoration Hardware Holdings Inc.[a,b]	9,501	754,854
Ross Stores Inc.	117,655	6,331,016
Sally Beauty Holdings Inc.[a,b]	44,570	1,243,057
Select Comfort Corp.[a]	15,907	340,569
Shoe Carnival Inc.	4,062	94,238
Signet Jewelers Ltd.	22,759	2,815,061
Sonic Automotive Inc. Class A	8,317	189,295
Sportsman’s Warehouse Holdings Inc.[a]	8,355	107,779
Stage Stores Inc.	8,568	78,054
Staples Inc.	185,513	1,756,808
Stein Mart Inc.	7,531	50,684
Systemax Inc.[a,b]	3,272	28,139
Tiffany & Co.	31,976	2,439,449
Tile Shop Holdings Inc.[a,b]	9,174	150,454
Tilly’s Inc. Class Aa	2,498	16,562
TJX Companies Inc. (The)	194,060	13,760,795
Tractor Supply Co.	39,149	3,347,239
Ulta Salon Cosmetics & Fragrance Inc.[a]	18,473	3,417,505
Urban Outfitters Inc.[a,b]	26,177	595,527
Vitamin Shoppe Inc.[a,b]	8,304	271,541
West Marine Inc.[a,b]	4,089	34,716
Williams-Sonoma Inc.	26,475	1,546,405
Winmark Corp.	707	65,758
Zumiez Inc.[a]	6,188	93,563

		165,209,763
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.43%
3D Systems Corp.[a,b]	30,882	268,365
Apple Inc.	1,643,285	172,972,179
Avid Technology Inc.[a,b]	8,656	63,102
CPI Card Group Inc.[a]	4,929	52,543
Cray Inc.[a]	12,853	417,080

471

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

Diebold Inc.	17,734	$533,616
Eastman Kodak Co.[a,b]	4,989	62,562
Electronics For Imaging Inc.[a,b]	12,997	607,480
EMC Corp./MA	555,225	14,258,178
Hewlett Packard Enterprise Co.	517,805	7,870,636
HP Inc.	517,996	6,133,073
Imation Corp.[a]	9,568	13,108
Immersion Corp.[a,b]	7,757	90,447
Lexmark International Inc. Class A	17,710	574,690
NCR Corp.[a]	48,120	1,177,015
NetApp Inc.	83,785	2,222,816
Nimble Storage Inc.[a]	14,117	129,876
Pure Storage Inc. Class Aa,b	8,209	127,814
QLogic Corp.[a]	24,315	296,643
Quantum Corp.[a,b]	66,000	61,380
SanDisk Corp.	59,002	4,483,562
Silicon Graphics International Corp.[a,b]	9,201	54,286
Stratasys Ltd.[a,b]	13,868	325,621
Super Micro Computer Inc.[a,b]	10,810	264,953
Violin Memory Inc.[a,b]	22,530	20,279
Western Digital Corp.	64,349	3,864,157

		216,945,461
TEXTILES, APPAREL & LUXURY GOODS — 0.87%
Carter’s Inc.	14,843	1,321,472
Cherokee Inc.[a]	2,691	46,420
Coach Inc.	78,318	2,563,348
Columbia Sportswear Co.	8,322	405,781
Crocs Inc.[a]	20,255	207,411
Culp Inc.	2,400	61,128
Deckers Outdoor Corp.[a,b]	9,637	454,866
Fossil Group Inc.[a,b]	12,247	447,750
G-III Apparel Group Ltd.[a]	11,124	492,348
Hanesbrands Inc.	115,754	3,406,640
Iconix Brand Group Inc.[a,b]	14,335	97,908
Kate Spade & Co.[a,b]	36,001	639,738
lululemon athletica Inc.[a,b]	31,547	1,655,271
Michael Kors Holdings Ltd.[a,b]	52,688	2,110,681
Movado Group Inc.	5,005	128,679
NIKE Inc. Class B	388,360	24,272,500
Oxford Industries Inc.	3,995	254,961
Perry Ellis International Inc.[a]	3,309	60,952
PVH Corp.	23,315	1,717,150
Ralph Lauren Corp.	16,856	1,879,107
Sequential Brands Group Inc.[a]	9,492	75,082

Security	Shares	Value

Skechers U.S.A. Inc. Class Aa,b	34,533	$1,043,242
Steven Madden Ltd.[a]	16,657	503,375
Superior Uniform Group Inc.	2,108	35,794
Tumi Holdings Inc.[a,b]	16,854	280,282
Under Armour Inc. Class Aa,b	50,609	4,079,591
Unifi Inc.[a]	3,913	110,151
Vera Bradley Inc.[a,b]	5,511	86,853
VF Corp.	97,041	6,040,802
Vince Holding Corp.[a,b]	3,229	14,789
Wolverine World Wide Inc.	29,701	496,304

		54,990,376
THRIFTS & MORTGAGE FINANCE — 0.21%
Anchor BanCorp. Wisconsin Inc.[a,b]	1,851	80,556
Astoria Financial Corp.	24,398	386,708
Bank Mutual Corp.	12,668	98,810
BankFinancial Corp.	5,909	74,631
BBX Capital Corp.[a]	1,535	24,023
Bear State Financial Inc.[a]	3,799	41,143
Beneficial Bancorp. Inc.[a]	22,914	305,214
BofI Holding Inc.[a,b]	18,626	392,077
Brookline Bancorp. Inc.	19,760	227,240
BSB Bancorp. Inc./MAa	3,327	77,819
Capitol Federal Financial Inc.	41,835	525,448
Charter Financial Corp./MD	6,373	84,187
Clifton Bancorp. Inc.[b]	7,331	105,127
Dime Community Bancshares Inc.	8,749	153,020
Essent Group Ltd.[a]	15,522	339,777
EverBank Financial Corp.	29,412	470,004
Federal Agricultural Mortgage Corp. Class C	2,914	91,995
First Defiance Financial Corp.	2,775	104,840
Flagstar Bancorp. Inc.[a]	5,523	127,637
Fox Chase Bancorp. Inc.	3,374	68,458
Hingham Institution for Savings	358	42,888
HomeStreet Inc.[a]	5,692	123,573
IMPAC Mortgage Holdings Inc.[a,b]	3,755	67,590
Kearny Financial Corp./MD	25,922	328,432
LendingTree Inc.[a,b]	1,798	160,525
Meridian Bancorp. Inc.	15,036	212,008
Meta Financial Group Inc.	1,470	67,517
MGIC Investment Corp.[a,b]	95,763	845,587
Nationstar Mortgage Holdings Inc.[a,b]	13,266	177,366
New York Community Bancorp. Inc.	138,824	2,265,608
NMI Holdings Inc. Class Aa	14,264	96,567
Northfield Bancorp. Inc.	11,579	184,338

472

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

Northwest Bancshares Inc.	27,381	$366,632
OceanFirst Financial Corp.	4,075	81,622
Ocwen Financial Corp.[a,b]	29,131	203,043
Oritani Financial Corp.	12,721	209,896
PennyMac Financial Services Inc. Class Aa,b,c	3,152	48,415
PHH Corp.[a]	13,015	210,843
Provident Financial Services Inc.	20,679	416,682
Radian Group Inc.	54,456	729,166
Stonegate Mortgage Corp.[a]	4,037	22,002
Territorial Bancorp. Inc.	3,102	86,049
TFS Financial Corp.	18,606	350,351
TrustCo Bank Corp. NY	26,266	161,273
United Community Financial Corp./OH	11,181	65,968
United Financial Bancorp. Inc.	16,366	210,794
Walker & Dunlop Inc.[a]	7,330	211,177
Walter Investment Management Corp.[a,b]	10,123	143,949
Washington Federal Inc.	26,958	642,409
Waterstone Financial Inc.	9,449	133,231
WSFS Financial Corp.	9,104	294,605

		12,938,820
TOBACCO — 1.32%
Altria Group Inc.	561,041	32,658,196
Philip Morris International Inc.	441,945	38,851,385
Reynolds American Inc.	235,581	10,872,063
Universal Corp./VA	6,548	367,212
Vector Group Ltd.[b]	25,642	604,895

		83,353,751
TRADING COMPANIES & DISTRIBUTORS — 0.28%
Air Lease Corp.	28,616	958,064
Aircastle Ltd.[b]	19,167	400,399
Applied Industrial Technologies Inc.	11,793	477,499
Beacon Roofing Supply Inc.[a]	13,541	557,618
BMC Stock Holdings Inc.[a,b]	10,772	180,431
CAI International Inc.[a]	4,883	49,221
DXP Enterprises Inc.[a]	3,968	90,470
Fastenal Co.[b]	83,096	3,391,979
GATX Corp.	13,261	564,255
H&E Equipment Services Inc.	8,157	142,584
HD Supply Holdings Inc.[a]	48,172	1,446,605
Kaman Corp.	7,464	304,606
Lawson Products Inc./DEa	1,662	38,808
MRC Global Inc.[a]	28,599	368,927
MSC Industrial Direct Co. Inc. Class A	13,325	749,798

Security	Shares	Value

Neff Corp.[a]	2,935	$22,482
NOW Inc.[a,b]	30,188	477,574
Rush Enterprises Inc. Class Aa,b	9,381	205,350
TAL International Group Inc.	9,491	150,907
Textainer Group Holdings Ltd.[b]	6,026	85,027
Titan Machinery Inc.[a,b]	4,858	53,098
United Rentals Inc.[a]	27,309	1,980,995
Univar Inc.[a]	11,439	194,577
Veritiv Corp.[a]	2,317	83,922
Watsco Inc.	7,229	846,733
WESCO International Inc.[a,b]	12,327	538,443
WW Grainger Inc.	17,887	3,623,727

		17,984,099
TRANSPORTATION INFRASTRUCTURE — 0.03%
Macquarie Infrastructure Corp.	19,547	1,419,112
Wesco Aircraft Holdings Inc.[a]	19,308	231,117

		1,650,229
WATER UTILITIES — 0.09%
American States Water Co.	10,644	446,516
American Water Works Co. Inc.	51,421	3,072,405
Aqua America Inc.	51,757	1,542,358
Artesian Resources Corp. Class A	2,180	60,386
California Water Service Group	13,433	312,586
Connecticut Water Service Inc.	2,499	94,987
Consolidated Water Co. Ltd.	5,689	69,633
Middlesex Water Co.	4,285	113,724
SJW Corp.	4,082	121,031
York Water Co. (The)	3,819	95,246

		5,928,872
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
Boingo Wireless Inc.[a]	12,742	84,352
Leap Wireless International Inc.	13,915	35,066
NTELOS Holdings Corp.[a]	4,149	37,922
SBA Communications Corp. Class Aa	37,175	3,905,977
Shenandoah Telecommunications Co.	6,524	280,858
Spok Holdings Inc.	5,667	103,820
Sprint Corp.[a,b]	219,423	794,311
T-Mobile U.S. Inc.[a]	78,487	3,070,412
Telephone & Data Systems Inc.	26,661	690,253
U.S. Cellular Corp.[a,b]	3,920	159,975

		9,162,946

TOTAL COMMON STOCKS (Cost: $5,090,047,735)		6,303,879,225

473

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Security	Shares	Value

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	5,335	$—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 3.62%

MONEY MARKET FUNDS — 3.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	206,818,432	206,818,432
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	10,378,302	10,378,302
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	11,267,330	11,267,330

		228,464,064

TOTAL SHORT-TERM INVESTMENTS
(Cost: $228,464,064)		228,464,064

TOTAL INVESTMENTS IN SECURITIES — 103.41% (Cost: $5,318,511,799)		6,532,343,289
Other Assets, Less Liabilities — (3.41)%		(215,583,659)

NET ASSETS — 100.00%		$6,316,759,630

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

474

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2015

Open futures contracts as of December 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	12	Mar. 2016	ICE Markets Equity	$1,357,800	$(5,134)
S&P 500 E-Mini	81	Mar. 2016	Chicago Mercantile	8,243,370	6,467

Net unrealized appreciation					$1,333

See accompanying notes to schedules of investments.

475

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 1.32%
B/E Aerospace Inc.	229,353	$9,717,687
BWX Technologies Inc.	231,397	7,351,483
Hexcel Corp.	208,346	9,677,672
Huntington Ingalls Industries Inc.	105,036	13,323,816
L-3 Communications Holdings Inc.	177,681	21,234,656
Orbital ATK Inc.	130,768	11,682,813
Rockwell Collins Inc.	285,350	26,337,805
Spirit AeroSystems Holdings Inc. Class A	305,745	15,308,652
Textron Inc.	598,978	25,163,066
TransDigm Group Inc.	114,947	26,259,642
Triumph Group Inc.	105,684	4,200,939

		170,258,231
AIR FREIGHT & LOGISTICS — 0.30%
CH Robinson Worldwide Inc.	314,628	19,513,228
Expeditors International of Washington Inc.	412,656	18,610,786

		38,124,014
AIRLINES — 1.22%
Alaska Air Group Inc.	279,672	22,516,393
Copa Holdings SA Class Aa	71,116	3,432,058
JetBlue Airways Corp.[a]	676,114	15,313,982
Southwest Airlines Co.	1,441,700	62,079,602
Spirit Airlines Inc.[a]	157,481	6,275,618
United Continental Holdings Inc.	824,086	47,220,128

		156,837,781
AUTO COMPONENTS — 1.04%
BorgWarner Inc.	488,141	21,102,336
Delphi Automotive PLC	622,892	53,400,531
Gentex Corp.	635,996	10,182,296
Goodyear Tire & Rubber Co. (The)	582,288	19,023,349
Lear Corp.	167,757	20,605,592
Visteon Corp.	87,210	9,985,545

		134,299,649
AUTOMOBILES — 0.19%
Harley-Davidson Inc.	413,919	18,787,784
Thor Industries Inc.	97,948	5,499,780

		24,287,564

Security	Shares	Value

BANKS — 3.24%
Associated Banc-Corp.	329,876	$6,185,175
Bank of Hawaii Corp.	94,416	5,938,766
BankUnited Inc.	223,052	8,043,255
BOK Financial Corp.	60,970	3,645,396
CIT Group Inc.	375,696	14,915,131
Citizens Financial Group Inc.	672,817	17,621,077
Comerica Inc.	384,159	16,069,371
Commerce Bancshares Inc./MO	186,473	7,932,561
Cullen/Frost Bankers Inc.	116,933	7,015,980
East West Bancorp. Inc.	310,683	12,911,986
Fifth Third Bancorp.	1,747,285	35,120,429
First Horizon National Corp.	504,188	7,320,810
First Niagara Financial Group Inc.	766,354	8,314,941
First Republic Bank/CA	306,881	20,272,559
Huntington Bancshares Inc./OH	1,744,314	19,292,113
KeyCorp	1,830,101	24,139,032
M&T Bank Corp.	344,449	41,740,330
PacWest Bancorp.	242,088	10,433,993
People’s United Financial Inc.	667,768	10,784,453
Popular Inc.	224,017	6,348,642
Regions Financial Corp.	2,891,602	27,759,379
Signature Bank/New York NY	109,338	16,769,169
SunTrust Banks Inc.	1,113,636	47,708,166
SVB Financial Group[a]	110,658	13,157,236
Synovus Financial Corp.	286,647	9,281,630
TCF Financial Corp.	366,217	5,170,984
Zions BanCorp.	439,039	11,985,765

		415,878,329
BEVERAGES — 1.72%
Brown-Forman Corp. Class A	59,154	6,513,447
Brown-Forman Corp. Class B	252,021	25,020,645
Coca-Cola Enterprises Inc.	502,633	24,749,649
Constellation Brands Inc. Class A	352,907	50,268,073
Dr Pepper Snapple Group Inc.	413,623	38,549,664
Molson Coors Brewing Co. Class B	297,485	27,939,791
Monster Beverage Corp.	322,752	48,077,138

		221,118,407

476

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2015

Security	Shares	Value

BIOTECHNOLOGY — 1.56%
Agios Pharmaceuticals Inc.[a]	55,506	$3,603,449
Alkermes PLC	320,650	25,453,197
Alnylam Pharmaceuticals Inc.	160,186	15,079,910
BioMarin Pharmaceutical Inc.[a,b]	345,896	36,236,065
Bluebird Bio Inc.[a]	76,863	4,936,142
Incyte Corp.[a,b]	337,509	36,602,851
Intercept Pharmaceuticals Inc.[a]	34,432	5,142,419
Intrexon Corp.a	105,497	3,180,735
Ionis Pharmaceuticals Inc.[a]	258,711	16,021,972
Juno Therapeutics Inc.[a]	25,412	1,117,366
Medivation Inc.[b]	339,627	16,417,569
OPKO Health Inc.[a]	651,635	6,548,932
Puma Biotechnology Inc.[a]	53,929	4,228,034
Seattle Genetics Inc.[a]	228,116	10,237,846
United Therapeutics Corp.[a]	99,753	15,622,317

		200,428,804
BUILDING PRODUCTS — 0.76%
Allegion PLC	206,618	13,620,259
AO Smith Corp.	160,268	12,278,131
Armstrong World Industries Inc.	84,391	3,859,200
Fortune Brands Home & Security Inc.	343,936	19,088,448
Lennox International Inc.	87,389	10,914,886
Masco Corp.	752,053	21,283,100
Owens Corning	254,722	11,979,576
USG Corp.[a]	196,787	4,779,956

		97,803,556
CAPITAL MARKETS — 2.33%
Affiliated Managers Group Inc.	118,060	18,861,265
Ameriprise Financial Inc.	391,292	41,641,295
Artisan Partners Asset Management Inc.	76,856	2,771,427
E*TRADE Financial Corp.[b]	625,465	18,538,783
Eaton Vance Corp. NVS	253,574	8,223,405
Federated Investors Inc. Class B	202,793	5,810,019
Interactive Brokers Group Inc. Class A	123,984	5,405,702
Invesco Ltd.	929,177	31,108,846
Lazard Ltd. Class A	271,865	12,236,644
Legg Mason Inc.	211,328	8,290,397

Security	Shares	Value

LPL Financial Holdings Inc.[a]	177,955	$7,589,781
Northern Trust Corp.	503,450	36,293,710
NorthStar Asset Management Group Inc./New York	419,335	5,090,727
Raymond James Financial Inc.	275,743	15,984,822
SEI Investments Co.	300,684	15,755,842
T Rowe Price Group Inc.	562,163	40,189,033
TD Ameritrade Holding Corp.	576,032	19,994,071
Waddell & Reed Financial Inc. Class A	182,108	5,219,215

		299,004,984
CHEMICALS — 2.27%
Airgas Inc.	146,605	20,278,404
Albemarle Corp.	242,038	13,556,548
Ashland Inc.	136,504	14,018,961
Axalta Coating Systems Ltd.	218,253	5,816,443
Cabot Corp.	136,733	5,589,645
Celanese Corp. Series A	330,599	22,259,231
CF Industries Holdings Inc.	507,726	20,720,298
Eastman Chemical Co.	320,711	21,651,200
FMC Corp.	287,960	11,267,875
Huntsman Corp.	443,120	5,038,274
International Flavors & Fragrances Inc.	174,502	20,877,419
Mosaic Co. (The)	751,651	20,738,051
NewMarket Corp.	18,321	6,975,354
Platform Specialty Products Corp.[a]	284,546	3,650,725
RPM International Inc.	287,784	12,679,763
Scotts Miracle-Gro Co. (The) Class A	97,549	6,292,886
Sherwin-Williams Co. (The)	174,689	45,349,264
Valspar Corp. (The)	175,407	14,550,011
Westlake Chemical Corp.	86,670	4,707,914
WR Grace & Co.	157,059	15,641,506

		291,659,772
COMMERCIAL SERVICES & SUPPLIES — 1.33%
ADT Corp. (The)[a]	369,574	12,188,551
Cintas Corp.	194,250	17,686,462
Clean Harbors Inc.[a,b]	127,138	5,295,298
Copart Inc.	260,496	9,901,453
Covanta Holding Corp.	246,438	3,817,325
KAR Auction Services Inc.	306,012	11,331,624

477

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2015

Security	Shares	Value

Pitney Bowes Inc.	434,022	$8,962,554
Republic Services Inc.	523,084	23,010,465
Rollins Inc.	205,780	5,329,702
RR Donnelley & Sons Co.	450,850	6,636,512
Stericycle Inc.[a]	183,480	22,127,688
Tyco International PLC	908,309	28,965,974
Waste Connections Inc.	267,380	15,058,842

		170,312,450
COMMUNICATIONS EQUIPMENT — 1.22%
Arista Networks Inc.[a,b]	72,419	5,637,095
ARRIS Group Inc.[a]	393,280	12,022,570
Brocade Communications Systems Inc.	899,353	8,256,060
CommScope Holding Co. Inc.[b]	227,509	5,890,208
EchoStar Corp. Class A	95,067	3,718,070
F5 Networks Inc.[b]	155,274	15,055,367
Harris Corp.	266,634	23,170,495
Juniper Networks Inc.	851,808	23,509,901
Lumentum Holdings Inc.	99,986	2,201,692
Motorola Solutions Inc.	381,207	26,093,619
Palo Alto Networks Inc.[a]	156,559	27,576,302
Viavi Solutions Inc.[a]	508,400	3,096,156

		156,227,535
CONSTRUCTION & ENGINEERING — 0.44%
AECOM[a]	325,190	9,765,456
Chicago Bridge & Iron Co. NV	210,814	8,219,638
Fluor Corp.	316,377	14,939,322
Jacobs Engineering Group Inc.[b]	270,956	11,366,604
KBR Inc.	309,905	5,243,592
Quanta Services Inc.[b]	333,536	6,754,104

		56,288,716
CONSTRUCTION MATERIALS — 0.42%
Eagle Materials Inc.	108,464	6,554,479
Martin Marietta Materials Inc.	145,582	19,883,590
Vulcan Materials Co.	286,195	27,179,939

		53,618,008
CONSUMER FINANCE — 0.79%
Ally Financial Inc.[a]	1,004,852	18,730,441
Credit Acceptance Corp.[a]	18,321	3,921,060
LendingClub Corp.[a]	146,091	1,614,306
Navient Corp.	782,950	8,964,777
OneMain Holdings Inc.	112,485	4,672,627

Security	Shares	Value

Santander Consumer USA Holdings Inc.[b]	191,482	$3,034,990
SLM Corp.[b]	919,412	5,994,566
Synchrony Financial[b]	1,798,563	54,694,301

		101,627,068
CONTAINERS & PACKAGING — 1.47%
AptarGroup Inc.	135,395	9,836,447
Avery Dennison Corp.	196,381	12,305,233
Ball Corp.	297,412	21,630,775
Bemis Co. Inc.	209,689	9,371,001
Crown Holdings Inc.[b]	300,541	15,237,429
Graphic Packaging Holding Co.	711,435	9,127,711
International Paper Co.	908,044	34,233,259
Owens-Illinois Inc.	348,546	6,071,671
Packaging Corp. of America	211,434	13,330,914
Sealed Air Corp.	425,921	18,996,076
Silgan Holdings Inc.	87,535	4,702,380
Sonoco Products Co.	217,138	8,874,430
WestRock Co.	563,651	25,713,759

		189,431,085
DISTRIBUTORS — 0.37%
Genuine Parts Co.	328,346	28,201,638
LKQ Corp.[b]	656,261	19,445,013

		47,646,651
DIVERSIFIED CONSUMER SERVICES — 0.32%
Graham Holdings Co. Class B	7,520	3,646,974
H&R Block Inc.	509,128	16,959,054
Service Corp. International/U.S.	436,003	11,344,798
ServiceMaster Global Holdings Inc.[b]	221,705	8,699,704

		40,650,530
DIVERSIFIED FINANCIAL SERVICES — 1.93%
CBOE Holdings Inc.	180,152	11,691,865
FactSet Research Systems Inc.	90,173	14,659,425
Intercontinental Exchange Inc.	240,126	61,534,689
Leucadia National Corp.	709,881	12,344,830
McGraw Hill Financial Inc.	590,449	58,206,462
Moody’s Corp.	382,948	38,425,002
Morningstar Inc.	41,292	3,320,290
MSCI Inc.	221,592	15,983,431
Nasdaq Inc.	249,943	14,539,184
Voya Financial Inc.	464,590	17,148,017

		247,853,195

478

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2015

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.66%
CenturyLink Inc.	1,216,193	$30,599,416
Frontier Communications Corp.	2,522,925	11,782,060
Level 3 Communications Inc.[b]	623,962	33,918,574
Zayo Group Holdings Inc.	309,734	8,235,827

		84,535,877
ELECTRIC UTILITIES — 2.40%
Avangrid Inc.	123,877	4,756,877
Edison International	702,874	41,617,170
Entergy Corp.	387,294	26,475,418
Eversource Energy	685,269	34,996,688
FirstEnergy Corp.	910,450	28,888,578
Great Plains Energy Inc.	332,562	9,082,268
Hawaiian Electric Industries Inc.	232,297	6,724,998
ITC Holdings Corp.	334,988	13,148,279
OGE Energy Corp.	430,701	11,323,129
Pepco Holdings Inc.	546,399	14,211,838
Pinnacle West Capital Corp.	239,051	15,414,008
PPL Corp.	1,441,299	49,191,535
Westar Energy Inc.	305,098	12,939,206
Xcel Energy Inc.	1,093,569	39,270,063

		308,040,055
ELECTRICAL EQUIPMENT — 0.83%
Acuity Brands Inc.	93,699	21,906,826
AMETEK Inc.	521,043	27,922,694
Babcock & Wilcox Enterprises Inc.	114,457	2,388,718
Hubbell Inc.	124,947	12,624,645
Regal Beloit Corp.	96,933	5,672,519
Rockwell Automation Inc.	290,324	29,790,146
Solarcity Corp.[a]	128,061	6,533,672

		106,839,220
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.21%
Amphenol Corp. Class A	666,445	34,808,422
Arrow Electronics Inc.	206,530	11,189,795
Avnet Inc.	293,034	12,553,577
CDW Corp./DE	284,761	11,971,352
Cognex Corp.	188,096	6,352,002
Dolby Laboratories Inc. Class A	107,656	3,622,624

Security	Shares	Value

Fitbit Inc.[a]	90,120	$2,666,651
FLIR Systems Inc.	301,981	8,476,607
Ingram Micro Inc. Class A	337,852	10,263,944
IPG Photonics Corp.[a]	74,279	6,622,716
Jabil Circuit Inc.	419,043	9,759,511
Keysight Technologies Inc.[b]	364,823	10,335,436
National Instruments Corp.	242,845	6,967,223
Trimble Navigation Ltd.[a]	559,778	12,007,238
Zebra Technologies Corp. Class A	111,855	7,790,701

		155,387,799
ENERGY EQUIPMENT & SERVICES — 1.15%
Cameron International Corp.[b]	412,932	26,097,302
Diamond Offshore Drilling Inc.	139,030	2,933,533
Dril-Quip Inc.[a]	83,875	4,967,916
Ensco PLC Class A	505,044	7,772,627
FMC Technologies Inc.[b]	498,519	14,462,036
Frank’s International NV	73,621	1,228,735
Helmerich & Payne Inc.	208,033	11,140,167
Nabors Industries Ltd.	712,916	6,066,915
National Oilwell Varco Inc.	836,761	28,023,126
Noble Corp. PLC[a]	523,399	5,521,860
Oceaneering International Inc.	212,759	7,982,718
Patterson-UTI Energy Inc.	316,104	4,766,848
Rowan Companies PLC Class A	268,843	4,556,889
RPC Inc.[a]	125,840	1,503,788
Seadrill Ltd.[a]	804,262	2,726,448
Superior Energy Services Inc.	323,867	4,362,489
Weatherford International PLC[a]	1,672,498	14,032,258

		148,145,655
FOOD & STAPLES RETAILING — 0.81%
Rite Aid Corp.	2,133,765	16,728,718
Sprouts Farmers Market Inc.[a]	330,927	8,799,349
Sysco Corp.	1,280,913	52,517,433
Whole Foods Market Inc.	772,934	25,893,289

		103,938,789
FOOD PRODUCTS — 2.96%
Blue Buffalo Pet Products Inc.[a]	83,372	1,559,890
Bunge Ltd.	309,820	21,154,510

479

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2015

Security	Shares	Value

Campbell Soup Co.	375,639	$19,739,829
ConAgra Foods Inc.	921,285	38,841,376
Flowers Foods Inc.	374,532	8,048,693
Hain Celestial Group Inc. (The)[a]	221,529	8,947,556
Hershey Co. (The)	314,288	28,056,490
Hormel Foods Corp.	288,686	22,829,289
Ingredion Inc.	153,872	14,747,092
JM Smucker Co. (The)	258,152	31,840,468
Kellogg Co.	538,751	38,935,535
Keurig Green Mountain Inc.	278,797	25,086,154
McCormick & Co. Inc./MD	275,678	23,587,010
Mead Johnson Nutrition Co.	436,973	34,499,018
Pilgrim’s Pride Corp.[a]	138,525	3,060,017
Pinnacle Foods Inc.	251,687	10,686,630
Tyson Foods Inc. Class A	635,874	33,911,160
WhiteWave Foods Co. (The)[a]	377,803	14,700,315

		380,231,032
GAS UTILITIES — 0.45%
AGL Resources Inc.	258,827	16,515,751
Atmos Energy Corp.	217,945	13,739,253
National Fuel Gas Co.	181,649	7,765,494
Questar Corp.	379,223	7,387,264
UGI Corp.	372,625	12,579,820

		57,987,582
HEALTH CARE EQUIPMENT & SUPPLIES — 3.14%
Alere Inc.[a]	183,368	7,167,855
Align Technology Inc.[b]	174,421	11,485,623
Boston Scientific Corp.[a,b]	2,892,220	53,332,537
Cooper Companies Inc. (The)	104,200	13,983,640
CR Bard Inc.	160,173	30,343,173
DENTSPLY International Inc.	301,638	18,354,672
DexCom Inc.[a]	171,227	14,023,491
Edwards Lifesciences Corp.[a,b]	464,074	36,652,565
Hill-Rom Holdings Inc.	122,669	5,895,472
Hologic Inc.[b]	530,476	20,524,117
IDEXX Laboratories Inc.[a,b]	202,049	14,733,413
Intuitive Surgical Inc.[b]	79,513	43,426,820
ResMed Inc.	304,113	16,327,827
Sirona Dental Systems Inc.	119,858	13,132,841
St. Jude Medical Inc.	606,588	37,468,941
Teleflex Inc.	89,605	11,778,577
Varian Medical Systems Inc.[a]	215,318	17,397,694
Zimmer Biomet Holdings Inc.	367,611	37,713,213

		403,742,471

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 2.20%
Acadia Healthcare Co. Inc.[a]	111,576	$6,969,037
AmerisourceBergen Corp.	443,610	46,006,793
Brookdale Senior Living Inc.[b]	397,864	7,344,570
Centene Corp.[a]	255,838	16,836,699
Community Health Systems Inc.[b]	255,027	6,765,866
DaVita HealthCare Partners Inc.[b]	380,607	26,532,114
Envision Healthcare Holdings Inc.	401,157	10,418,047
Health Net Inc./CAb	166,689	11,411,529
Henry Schein Inc.[a]	180,397	28,537,001
Laboratory Corp. of America Holdings	216,598	26,780,177
LifePoint Health Inc.	95,681	7,022,985
MEDNAX Inc.[a]	201,914	14,469,157
Patterson Companies Inc.	185,541	8,388,309
Premier Inc.[b]	81,581	2,877,362
Quest Diagnostics Inc.	309,878	22,044,721
Tenet Healthcare Corp.[a]	214,784	6,507,955
Universal Health Services Inc. Class B	198,094	23,670,252
VCA Inc.	177,697	9,773,335

		282,355,909
HEALTH CARE TECHNOLOGY — 0.55%
Allscripts Healthcare Solutions Inc.	388,726	5,978,606
athenahealth Inc.[a]	83,259	13,402,201
Cerner Corp.[a,b]	646,459	38,897,438
IMS Health Holdings Inc.	288,024	7,335,971
Inovalon Holdings Inc.[a]	54,036	918,612
Veeva Systems Inc.[a,b]	153,423	4,426,254

		70,959,082
HOTELS, RESTAURANTS & LEISURE — 2.43%
Aramark	417,447	13,462,666
Brinker International Inc.	132,261	6,341,915
Chipotle Mexican Grill Inc.[a,b]	66,978	32,139,393
Choice Hotels International Inc.	76,538	3,858,280
Darden Restaurants Inc.	271,401	17,271,960
Domino’s Pizza Inc.	119,208	13,261,890
Dunkin’ Brands Group Inc.	208,135	8,864,470
Extended Stay America Inc.	129,976	2,066,618
Hilton Worldwide Holdings Inc.	1,120,544	23,979,642
Hyatt Hotels Corp. Class Aa,b	73,537	3,457,710
International Game Technology PLC	203,618	3,294,539
Marriott International Inc./MD Class A	422,720	28,339,149
MGM Resorts International[a]	960,779	21,828,899
Norwegian Cruise Line Holdings Ltd.[a]	283,521	16,614,331
Panera Bread Co. Class Aa,b	54,744	10,663,036

480

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2015

Security	Shares	Value

Royal Caribbean Cruises Ltd.	371,025	$37,551,440
Six Flags Entertainment Corp.	155,246	8,529,215
Starwood Hotels & Resorts Worldwide Inc.	368,661	25,540,834
Wendy’s Co. (The)	438,978	4,727,793
Wyndham Worldwide Corp.	258,987	18,815,405
Wynn Resorts Ltd.	175,594	12,149,349

		312,758,534
HOUSEHOLD DURABLES — 1.89%
DR Horton Inc.	708,198	22,683,582
Garmin Ltd.	256,095	9,519,051
GoPro Inc.[a,b]	191,965	3,457,290
Harman International Industries Inc.	153,622	14,472,729
Jarden Corp.[b]	455,333	26,008,621
Leggett & Platt Inc.	297,618	12,505,908
Lennar Corp. Class A	375,175	18,349,809
Lennar Corp. Class B	20,678	830,842
Mohawk Industries Inc.	133,178	25,222,581
Newell Rubbermaid Inc.	579,683	25,552,427
NVR Inc.[b]	8,772	14,412,396
PulteGroup Inc.	787,204	14,027,975
Tempur Sealy International Inc.	131,319	9,252,737
Toll Brothers Inc.	379,347	12,632,255
TopBuild Corp.	84,014	2,585,111
Tupperware Brands Corp.[a]	107,932	6,006,416
Whirlpool Corp.	169,662	24,918,258

		242,437,988
HOUSEHOLD PRODUCTS — 0.54%
Church & Dwight Co. Inc.	282,343	23,965,274
Clorox Co. (The)	282,994	35,892,129
Energizer Holdings Inc.	134,890	4,594,353
Spectrum Brands Holdings Inc.	54,378	5,535,681

		69,987,437
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.27%
AES Corp./VA	1,473,541	14,101,787
Calpine Corp.[a,b]	803,007	11,619,511
NRG Energy Inc.	678,978	7,991,571
TerraForm Power Inc.[a]	122,999	1,547,328

		35,260,197

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 0.42%
Carlisle Companies Inc.	140,417	$12,453,584
Roper Technologies Inc.	216,856	41,157,100

		53,610,684
INSURANCE — 4.73%
Alleghany Corp.	34,429	16,454,652
Allied World Assurance Co. Holdings AG	205,811	7,654,111
American Financial Group Inc./OH	148,999	10,739,848
American National Insurance Co.	15,430	1,578,026
AmTrust Financial Services Inc.	88,409	5,444,226
Aon PLC	608,013	56,064,879
Arch Capital Group Ltd.[a]	267,584	18,663,984
Arthur J Gallagher & Co.	361,356	14,793,915
Aspen Insurance Holdings Ltd.	133,207	6,433,898
Assurant Inc.	146,567	11,804,506
Assured Guaranty Ltd.	305,441	8,072,806
Axis Capital Holdings Ltd.	217,753	12,242,074
Brown & Brown Inc.	249,901	8,021,822
Cincinnati Financial Corp.	354,583	20,980,676
CNA Financial Corp.	58,719	2,063,973
Endurance Specialty Holdings Ltd.[a]	134,409	8,600,832
Erie Indemnity Co. Class A	52,365	5,008,189
Everest Re Group Ltd.	95,589	17,501,390
FNF Group	605,046	20,976,945
Genworth Financial Inc. Class Ab	1,042,987	3,890,341
Hanover Insurance Group Inc. (The)	95,477	7,766,099
Hartford Financial Services Group Inc. (The)	905,915	39,371,066
Lincoln National Corp.	545,857	27,434,773
Loews Corp.	671,626	25,790,438
Markel Corp.[a]	30,086	26,576,468
Mercury General Corp.	40,833	1,901,593
Old Republic International Corp.	564,629	10,519,038
PartnerRe Ltd.	103,061	14,401,744
Principal Financial Group Inc.	635,090	28,566,348
ProAssurance Corp.	119,151	5,782,398
Progressive Corp. (The)	1,265,741	40,250,564
Reinsurance Group of America Inc.	143,010	12,234,505
RenaissanceRe Holdings Ltd.	99,073	11,214,073
StanCorp Financial Group Inc.	91,017	10,365,016

481

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2015

Security	Shares	Value

Torchmark Corp.	272,192	$15,558,495
Unum Group	538,296	17,919,874
Validus Holdings Ltd.	182,445	8,445,379
White Mountains Insurance Group Ltd.[a]	12,292	8,933,948
WR Berkley Corp.	209,788	11,485,893
XL Group PLC	661,523	25,918,471

		607,427,276
INTERNET & CATALOG RETAIL — 0.76%
Expedia Inc.	255,329	31,737,395
Groupon Inc.[a,b]	971,955	2,983,902
Liberty Interactive Corp. QVC Group Series A	1,063,378	29,051,487
Liberty Ventures Series A	306,040	13,805,464
TripAdvisor Inc.[a,b]	241,972	20,628,113

		98,206,361
INTERNET SOFTWARE & SERVICES — 1.33%
Akamai Technologies Inc.	385,222	20,274,234
CoStar Group Inc.[a]	69,973	14,462,719
GoDaddy Inc. Class Aa	50,307	1,612,842
IAC/InterActiveCorp	158,653	9,527,113
LinkedIn Corp. Class A	236,051	53,130,359
Match Group Inc.[a]	76,920	1,042,266
Pandora Media Inc.[a,b]	454,528	6,095,221
Rackspace Hosting Inc.[a]	250,976	6,354,712
Twitter Inc.[a]	1,219,309	28,214,810
VeriSign Inc.[a]	223,179	19,496,918
Yelp Inc.[a]	140,498	4,046,342
Zillow Group Inc. Class Aa	94,349	2,456,848
Zillow Group Inc. Class Ca	190,702	4,477,683

		171,192,067
IT SERVICES — 3.40%
Alliance Data Systems Corp.	133,861	37,021,937
Amdocs Ltd.	333,573	18,203,079
Black Knight Financial Services Inc. Class Aa	43,952	1,453,053
Booz Allen Hamilton Holding Corp.	218,735	6,747,975
Broadridge Financial Solutions Inc.	258,836	13,907,258
Computer Sciences Corp.	300,158	9,809,163
CoreLogic Inc./U.S.	194,725	6,593,389
CSRA Inc.	299,333	8,979,990
DST Systems Inc.	74,805	8,532,258

Security	Shares	Value

Fidelity National Information Services Inc.	611,522	$37,058,233
First Data Corp. Class A	387,643	6,210,041
Fiserv Inc.[b]	510,825	46,720,054
FleetCor Technologies Inc.	198,057	28,308,287
Gartner Inc.[a,b]	179,175	16,251,173
Genpact Ltd.	343,286	8,575,284
Global Payments Inc.	286,752	18,498,372
Jack Henry & Associates Inc.	176,584	13,784,147
Leidos Holdings Inc.	144,078	8,105,828
Paychex Inc.	699,944	37,020,038
Sabre Corp.	245,596	6,869,320
Square Inc.[a]	66,989	876,886
Teradata Corp.[a]	287,448	7,594,376
Total System Services Inc.	356,472	17,752,306
Vantiv Inc. Class A	309,499	14,676,443
VeriFone Systems Inc.	245,522	6,879,526
Western Union Co. (The)[a]	1,113,883	19,949,645
WEX Inc.[a]	83,361	7,369,112
Xerox Corp.	2,184,119	23,217,185

		436,964,358
LEISURE PRODUCTS — 0.50%
Brunswick Corp./DE	200,358	10,120,083
Hasbro Inc.	240,394	16,192,940
Mattel Inc.	729,929	19,832,171
Polaris Industries Inc.[a]	143,579	12,340,615
Vista Outdoor Inc.	138,330	6,157,068

		64,642,877
LIFE SCIENCES TOOLS & SERVICES — 1.11%
Agilent Technologies Inc.	718,392	30,035,969
Bio-Rad Laboratories Inc. Class Aa,b	44,730	6,202,262
Bio-Techne Corp.	80,161	7,214,490
Bruker Corp.[a]	239,278	5,807,277
Charles River Laboratories International Inc.[b]	102,250	8,219,877
Mettler-Toledo International Inc.	60,337	20,462,087
PerkinElmer Inc.	244,215	13,082,598
QIAGEN NV	501,069	13,854,558
Quintiles Transnational Holdings Inc.	170,827	11,728,982
VWR Corp.[a]	62,493	1,769,177
Waters Corp.[a]	178,400	24,009,072

		142,386,349

482

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2015

Security	Shares	Value

MACHINERY — 3.07%
AGCO Corp.	163,613	$7,426,394
Allison Transmission Holdings Inc.	388,005	10,045,449
Colfax Corp.[a,b]	217,011	5,067,207
Crane Co.	103,389	4,946,130
Donaldson Co. Inc.	293,855	8,421,884
Dover Corp.	346,006	21,213,628
Flowserve Corp.	290,460	12,222,557
Graco Inc.	126,271	9,100,351
IDEX Corp.	168,347	12,897,064
Ingersoll-Rand PLC	571,086	31,575,345
ITT Corp.	192,703	6,998,973
Joy Global Inc.[a]	209,389	2,640,395
Kennametal Inc.	170,675	3,276,960
Lincoln Electric Holdings Inc.	163,561	8,487,180
Manitowoc Co. Inc. (The)	293,359	4,503,061
Middleby Corp. (The)[a]	123,801	13,354,414
Nordson Corp.	130,914	8,398,133
Oshkosh Corp.[a]	168,994	6,597,526
PACCAR Inc.	765,409	36,280,387
Parker-Hannifin Corp.	299,171	29,013,604
Pentair PLC	387,551	19,195,401
Snap-on Inc.	125,332	21,485,665
SPX Corp.	88,260	823,466
SPX FLOW Inc.	88,205	2,461,802
Stanley Black & Decker Inc.	331,635	35,395,403
Terex Corp.	225,984	4,176,184
Timken Co. (The)	166,994	4,774,358
Toro Co. (The)	120,016	8,769,569
Trinity Industries Inc.	333,977	8,022,127
Valmont Industries Inc.	50,661	5,371,079
WABCO Holdings Inc.	117,919	12,058,397
Wabtec Corp./DE	208,549	14,832,005
Xylem Inc./NY	391,578	14,292,597

		394,124,695
MARINE — 0.05%
Kirby Corp.[b]	120,324	6,331,449

		6,331,449
MEDIA — 2.27%
AMC Networks Inc. Class Aa,b	129,466	9,668,521
Cable One Inc.	7,569	3,282,372
Cablevision Systems Corp. Class A	437,069	13,942,501

Security	Shares	Value

Charter Communications Inc. Class Aa	161,705	$29,608,185
Cinemark Holdings Inc.	249,341	8,335,470
Clear Channel Outdoor Holdings Inc. Class Ab	76,874	429,726
Discovery Communications Inc. Class Aa,b	336,706	8,983,316
Discovery Communications Inc. Class C NVS[a,b]	591,903	14,927,794
Gannett Co. Inc.	245,334	3,996,491
Interpublic Group of Companies Inc. (The)	890,864	20,739,314
John Wiley & Sons Inc. Class A	99,659	4,487,645
Liberty Broadband Corp. Class Aa	56,589	2,922,822
Liberty Broadband Corp. Class Ca	143,254	7,429,152
Liberty Media Corp. Class A	225,324	8,843,967
Liberty Media Corp. Class Cb	432,735	16,478,549
Lions Gate Entertainment Corp.[a]	204,818	6,634,055
Live Nation Entertainment Inc.[a]	314,076	7,716,847
Madison Square Garden Co. (The)	44,075	7,131,335
MSG Networks Inc. Class A	131,712	2,739,610
News Corp. Class A	827,737	11,058,566
News Corp. Class Ba	261,260	3,647,190
Omnicom Group Inc.	527,054	39,876,906
Regal Entertainment Group Class Aa	179,034	3,378,372
Scripps Networks Interactive Inc. Class A	197,225	10,888,792
Sirius XM Holdings Inc.[a]	4,958,593	20,181,473
Starz Series Aa	186,179	6,236,996
TEGNA Inc.	490,034	12,505,668
Tribune Media Co.	174,097	5,886,219

		291,957,854
METALS & MINING — 1.01%
Alcoa Inc.	2,825,229	27,885,010
Allegheny Technologies Inc.	235,348	2,647,665
Compass Minerals International Inc.	72,883	5,485,903
Freeport-McMoRan Inc.	2,451,081	16,593,818
Newmont Mining Corp.	1,141,371	20,533,264
Nucor Corp.	688,484	27,745,905
Reliance Steel & Aluminum Co.	159,859	9,257,435
Royal Gold Inc.	140,234	5,114,334
Steel Dynamics Inc.	522,841	9,343,169
Tahoe Resources Inc.	347,929	3,016,545
U.S. Steel Corp.[a]	313,691	2,503,254

		130,126,302
MULTI-UTILITIES — 2.62%
Alliant Energy Corp.	243,864	15,229,307
Ameren Corp.	523,455	22,628,960
CenterPoint Energy Inc.	928,324	17,044,028

483

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2015

Security	Shares	Value

CMS Energy Corp.	597,157	$21,545,424
Consolidated Edison Inc.	631,825	40,607,393
DTE Energy Co.	386,875	31,023,506
MDU Resources Group Inc.	420,527	7,704,055
NiSource Inc.	684,735	13,359,180
Public Service Enterprise Group Inc.	1,091,301	42,222,436
SCANA Corp.	308,330	18,650,882
Sempra Energy	534,102	50,210,929
TECO Energy Inc.	507,458	13,523,756
Vectren Corp.	178,333	7,564,886
WEC Energy Group Inc.	681,053	34,944,829

		336,259,571
MULTILINE RETAIL — 1.18%
Dillard’s Inc. Class A	45,963	3,020,229
Dollar General Corp.	655,181	47,087,858
Dollar Tree Inc.[b]	496,700	38,355,174
JC Penney Co. Inc.[a,b]	655,603	4,366,316
Kohl’s Corp.	409,518	19,505,342
Macy’s Inc.	678,205	23,723,611
Nordstrom Inc.	302,949	15,089,890
Sears Holdings Corp.[a]	28,244	580,697

		151,729,117
OIL, GAS & CONSUMABLE FUELS — 3.20%
Antero Resources Corp.[a,b]	150,609	3,283,276
Cabot Oil & Gas Corp.	892,694	15,791,757
California Resources Corp.	681,238	1,587,285
Cheniere Energy Inc.[b]	510,377	19,011,543
Chesapeake Energy Corp.[a]	1,262,194	5,679,873
Cimarex Energy Co.	204,027	18,235,933
Cobalt International Energy Inc.[a,b]	794,643	4,291,072
Columbia Pipeline Group Inc.	862,715	17,254,300
Concho Resources Inc.[b]	278,610	25,871,725
CONSOL Energy Inc.[a]	496,309	3,920,841
Continental Resources Inc./OKa,b	185,512	4,263,066
CVR Energy Inc.	33,312	1,310,827
Denbury Resources Inc.[a]	773,330	1,562,127
Diamondback Energy Inc.	143,958	9,630,790
Energen Corp.	170,121	6,973,260
EP Energy Corp. Class Aa,b	72,587	317,931
EQT Corp.	328,723	17,136,330
Golar LNG Ltd.[a]	194,455	3,070,444
Gulfport Energy Corp.	232,350	5,708,840

Security	Shares	Value

Hess Corp.	543,925	$26,369,484
HollyFrontier Corp.	394,709	15,744,942
Kosmos Energy Ltd.[a]	342,748	1,782,290
Laredo Petroleum Inc.[a,b]	265,920	2,124,701
Marathon Oil Corp.	1,456,136	18,332,752
Memorial Resource Development Corp.[a,b]	191,039	3,085,280
Murphy Oil Corp.	383,812	8,616,579
Newfield Exploration Co.[b]	351,826	11,455,455
Noble Energy Inc.	925,767	30,485,507
ONEOK Inc.	450,966	11,120,822
PBF Energy Inc.	209,172	7,699,621
Pioneer Natural Resources Co.	322,083	40,382,767
QEP Resources Inc.	380,728	5,101,755
Range Resources Corp.[a]	364,420	8,968,376
SM Energy Co.	145,430	2,859,154
Southwestern Energy Co.[a]	829,595	5,898,420
Targa Resources Corp.	120,690	3,265,871
Teekay Corp.	100,861	995,498
Tesoro Corp.	271,464	28,604,162
Whiting Petroleum Corp.[a]	441,642	4,169,100
World Fuel Services Corp.	156,263	6,009,875
WPX Energy Inc.[a]	506,805	2,909,061

		410,882,692
PAPER & FOREST PRODUCTS — 0.04%
Domtar Corp.	136,912	5,058,898

		5,058,898
PERSONAL PRODUCTS — 0.25%
Avon Products Inc.	937,382	3,796,397
Coty Inc. Class Aa	179,045	4,588,924
Edgewell Personal Care Co.	133,082	10,429,636
Herbalife Ltd.[a]	157,934	8,468,421
Nu Skin Enterprises Inc. Class Aa	126,039	4,775,618

		32,058,996
PHARMACEUTICALS — 1.33%
Akorn Inc.[a]	169,441	6,321,844
Endo International PLC[b]	488,418	29,900,950
Jazz Pharmaceuticals PLC	131,747	18,518,358
Mallinckrodt PLC[b]	252,363	18,833,851
Perrigo Co. PLC	315,549	45,659,940
Zoetis Inc.	1,078,568	51,684,979

		170,919,922

484

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2015

Security	Shares	Value

PROFESSIONAL SERVICES — 1.30%
Dun & Bradstreet Corp. (The)	77,555	$8,060,291
Equifax Inc.	256,737	28,592,800
IHS Inc. Class Aa,b	148,442	17,579,986
ManpowerGroup Inc.	158,972	13,399,750
Nielsen Holdings PLC	794,012	37,000,959
Robert Half International Inc.	291,686	13,750,078
Towers Watson & Co. Class A	149,556	19,211,964
TransUnion	69,620	1,919,423
Verisk Analytics Inc. Class Aa	364,746	28,041,673

		167,556,924
REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.68%
Alexandria Real Estate Equities Inc.	155,546	14,055,137
American Campus Communities Inc.	242,901	10,041,527
American Capital Agency Corp.[a]	761,864	13,210,722
American Homes 4 Rent Class A	356,312	5,936,158
Annaly Capital Management Inc.[a]	2,044,578	19,178,142
Apartment Investment & Management Co. Class A	337,509	13,510,485
Apple Hospitality REIT Inc.[a]	379,055	7,569,728
AvalonBay Communities Inc.[a]	285,167	52,507,800
BioMed Realty Trust Inc.	440,155	10,427,272
Boston Properties Inc.	330,947	42,208,980
Brandywine Realty Trust	386,725	5,282,663
Brixmor Property Group Inc.[a]	374,310	9,664,684
Camden Property Trust	187,497	14,392,270
Care Capital Properties Inc.	177,710	5,432,595
CBL & Associates Properties Inc.	358,762	4,437,886
Chimera Investment Corp.	408,586	5,573,113
Columbia Property Trust Inc.	270,573	6,353,054
Communications Sales & Leasing Inc./CSL Capital LLC	259,143	4,843,383
Corporate Office Properties Trust	203,736	4,447,557

Security	Shares	Value

Corrections Corp. of America[a]	252,428	$6,686,818
Crown Castle International Corp.	719,996	62,243,654
DDR Corp.[a]	654,374	11,019,658
Digital Realty Trust Inc.	315,717	23,874,520
Douglas Emmett Inc.[a]	315,533	9,838,319
Duke Realty Corp.	744,749	15,654,624
Empire State Realty Trust Inc. Class A	240,404	4,344,100
Equinix Inc.[a]	132,842	40,171,421
Equity Commonwealth[b]	280,072	7,766,397
Equity Lifestyle Properties Inc.	181,994	12,133,540
Essex Property Trust Inc.[a]	140,985	33,753,219
Extra Space Storage Inc.	264,889	23,365,859
Federal Realty Investment Trust[a]	148,175	21,648,367
Four Corners Property Trust Inc.[a]	90,303	2,181,720
Gaming and Leisure Properties Inc.[a]	191,214	5,315,749
General Growth Properties Inc.	1,244,842	33,872,151
HCP Inc.[a]	995,979	38,086,237
Healthcare Trust of America Inc. Class Aa	270,546	7,296,626
Hospitality Properties Trust[a]	323,498	8,459,473
Host Hotels & Resorts Inc.	1,634,571	25,074,319
Iron Mountain Inc.[a]	454,867	12,285,958
Kilroy Realty Corp.	190,250	12,039,020
Kimco Realty Corp.[a]	890,459	23,561,545
Lamar Advertising Co. Class A	175,093	10,502,078
Liberty Property Trust[a]	322,838	10,024,120
Macerich Co. (The)[a]	341,425	27,549,583
MFA Financial Inc.[a]	795,902	5,252,953
Mid-America Apartment Communities Inc.	162,663	14,771,427
National Retail Properties Inc.	289,551	11,596,518
NorthStar Realty Europe Corp.	129,994	1,535,229
NorthStar Realty Finance Corp.	392,827	6,689,844
Omega Healthcare Investors Inc.[a]	394,592	13,802,828
Outfront Media Inc.	296,901	6,481,349

485

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2015

Security	Shares	Value

Paramount Group Inc.[a]	385,998	$6,986,564
Piedmont Office Realty Trust Inc. Class Aa	314,515	5,938,043
Plum Creek Timber Co. Inc.	378,897	18,080,965
Post Properties Inc.	117,991	6,980,348
Prologis Inc.	1,130,522	48,522,004
Rayonier Inc.[a]	274,463	6,093,079
Realty Income Corp.[a]	538,442	27,799,760
Regency Centers Corp.	203,676	13,874,409
Retail Properties of America Inc. Class A	512,038	7,562,801
Senior Housing Properties Trust	505,013	7,494,393
SL Green Realty Corp.[a]	214,837	24,272,284
Spirit Realty Capital Inc.	949,958	9,518,579
Starwood Property Trust Inc.[a]	514,377	10,575,591
Tanger Factory Outlet Centers Inc.	207,178	6,774,721
Taubman Centers Inc.	133,058	10,208,210
Two Harbors Investment Corp.	792,099	6,416,002
UDR Inc.	558,734	20,991,636
Ventas Inc.	713,814	40,280,524
VEREIT Inc.	1,953,582	15,472,369
Vornado Realty Trust	406,164	40,600,153
Weingarten Realty Investors	266,637	9,220,307
Welltower Inc.	756,402	51,458,028
Weyerhaeuser Co.	1,116,943	33,485,951
WP Carey Inc.	225,327	13,294,293
WP GLIMCHER Inc.	398,872	4,232,032

		1,244,085,425
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.53%
CBRE Group Inc. Class Ab	617,063	21,338,039
Forest City Enterprises Inc. Class Ab	473,112	10,375,346
Howard Hughes Corp. (The)	85,765	9,705,167
Jones Lang LaSalle Inc.	96,839	15,480,683
Realogy Holdings Corp.	316,612	11,610,162

		68,509,397
ROAD & RAIL — 0.67%
AMERCO	15,702	6,115,929
Avis Budget Group Inc.[a]	216,758	7,866,148
Genesee & Wyoming Inc. Class Aa	122,430	6,573,267

Security	Shares	Value

Hertz Global Holdings Inc.[a,b]	876,699	$12,475,427
JB Hunt Transport Services Inc.	198,581	14,567,902
Kansas City Southern	238,506	17,809,243
Landstar System Inc.	96,215	5,643,010
Old Dominion Freight Line Inc.	150,167	8,870,364
Ryder System Inc.	114,801	6,524,141

		86,445,431
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.94%
Analog Devices Inc.	676,406	37,418,780
Applied Materials Inc.	2,479,015	46,283,210
Atmel Corp.	900,727	7,755,260
Cree Inc.[a,b]	222,915	5,945,143
Cypress Semiconductor Corp.	716,238	7,026,295
First Solar Inc.[b]	163,047	10,759,472
KLA-Tencor Corp.	345,008	23,926,305
Lam Research Corp.[a]	341,562	27,126,854
Linear Technology Corp.	516,620	21,940,851
Marvell Technology Group Ltd.	979,312	8,637,532
Maxim Integrated Products Inc.	612,694	23,282,372
Microchip Technology Inc.[a]	451,114	20,994,846
NVIDIA Corp.	1,160,631	38,254,398
ON Semiconductor Corp.[b]	923,623	9,051,505
Qorvo Inc.[a]	305,006	15,524,805
Skyworks Solutions Inc.	412,261	31,674,013
SunEdison Inc.[a]	587,083	2,988,252
SunPower Corp.[a,b]	118,744	3,563,507
Teradyne Inc.	462,379	9,557,374
Xilinx Inc.	558,058	26,211,984

		377,922,758
SOFTWARE — 3.97%
Activision Blizzard Inc.	1,088,539	42,137,345
ANSYS Inc.[a]	193,674	17,914,845
Autodesk Inc.	491,122	29,924,063
CA Inc.	645,789	18,443,734
Cadence Design Systems Inc.[b]	632,062	13,153,210
CDK Global Inc.	345,950	16,422,247
Citrix Systems Inc.[b]	345,796	26,159,467

486

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2015

Security	Shares	Value

Electronic Arts Inc.[a,b]	678,703	$46,640,470
FireEye Inc.[a,b]	298,529	6,191,491
Fortinet Inc.	308,141	9,604,755
Intuit Inc.	594,695	57,388,068
King Digital Entertainment PLC	174,611	3,122,045
NetSuite Inc.[a,b]	86,268	7,299,998
Nuance Communications Inc.[a,b]	547,035	10,880,526
PTC Inc.	247,459	8,569,505
Red Hat Inc.[b]	395,477	32,749,450
ServiceNow Inc.[a]	331,798	28,720,435
SolarWinds Inc.	135,510	7,981,539
Solera Holdings Inc.	144,939	7,947,005
Splunk Inc.[a]	270,491	15,907,576
SS&C Technologies Holdings Inc.	175,636	11,990,670
Symantec Corp.	1,468,554	30,839,634
Synopsys Inc.	334,760	15,268,404
Tableau Software Inc. Class Aa	106,976	10,079,279
Ultimate Software Group Inc. (The)[a]	61,685	12,060,034
Workday Inc. Class Aa	228,870	18,236,362
Zynga Inc. Class Ab	1,657,599	4,442,365

		510,074,522
SPECIALTY RETAIL — 4.03%
Aaron’s Inc.	139,384	3,120,808
Advance Auto Parts Inc.	157,826	23,754,391
AutoNation Inc.	156,780	9,353,495
AutoZone Inc.	67,392	49,998,799
Bed Bath & Beyond Inc.[a]	369,585	17,832,476
Best Buy Co. Inc.	654,764	19,937,564
Cabela’s Inc.[a]	108,828	5,085,532
CarMax Inc.[a,b]	451,385	24,361,248
CST Brands Inc.	166,430	6,514,070
Dick’s Sporting Goods Inc.	197,895	6,995,588
DSW Inc. Class A	157,813	3,765,418
Foot Locker Inc.	301,716	19,638,694
GameStop Corp. Class Aa	231,991	6,505,028
Gap Inc. (The)	514,130	12,699,011
GNC Holdings Inc. Class A	187,263	5,808,898
L Brands Inc.	533,825	51,151,112
Michaels Companies Inc. (The)[a,b]	135,479	2,995,441

Security	Shares	Value

Murphy USA Inc.	97,480	$5,920,935
O’Reilly Automotive Inc.	217,864	55,211,095
Office Depot Inc.[b]	1,179,705	6,653,536
Penske Automotive Group Inc.	91,738	3,884,187
Ross Stores Inc.	892,664	48,034,250
Sally Beauty Holdings Inc.[a]	341,077	9,512,638
Signet Jewelers Ltd.	173,184	21,421,129
Staples Inc.	1,383,618	13,102,862
Tiffany & Co.	243,681	18,590,424
Tractor Supply Co.	294,324	25,164,702
Ulta Salon Cosmetics & Fragrance Inc.	138,599	25,640,815
Urban Outfitters Inc.[a]	188,464	4,287,556
Williams-Sonoma Inc.	197,880	11,558,171

		518,499,873
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.74%
3D Systems Corp.[a]	242,133	2,104,136
Lexmark International Inc. Class A	132,250	4,291,513
NCR Corp.[b]	366,503	8,964,663
NetApp Inc.	636,327	16,881,755
SanDisk Corp.	448,480	34,079,995
Western Digital Corp.	484,748	29,109,118

		95,431,180
TEXTILES, APPAREL & LUXURY GOODS — 1.23%
Carter’s Inc.	113,465	10,101,789
Coach Inc.	596,059	19,509,011
Fossil Group Inc.[a]	90,457	3,307,108
Hanesbrands Inc.	866,537	25,502,184
Kate Spade & Co.[a]	274,297	4,874,258
lululemon athletica Inc.[a]	240,963	12,643,329
Michael Kors Holdings Ltd.[a,b]	397,196	15,911,672
PVH Corp.	178,544	13,149,765
Ralph Lauren Corp.	129,161	14,398,868
Skechers U.S.A. Inc. Class A	265,339	8,015,891
Under Armour Inc. Class Aa	385,376	31,065,159

		158,479,034
THRIFTS & MORTGAGE FINANCE — 0.15%
New York Community Bancorp. Inc.	1,046,326	17,076,040
TFS Financial Corp.	143,299	2,698,320

		19,774,360

487

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2015

Security	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 0.87%
Air Lease Corp.	221,518	$7,416,423
Fastenal Co.[a]	634,165	25,886,615
GATX Corp.	94,632	4,026,592
HD Supply Holdings Inc.	367,762	11,043,893
MSC Industrial Direct Co. Inc. Class A	102,905	5,790,464
NOW Inc.[a]	231,454	3,661,602
United Rentals Inc.[a]	209,307	15,183,130
Watsco Inc.	56,247	6,588,211
WESCO International Inc.[a]	95,059	4,152,177
WW Grainger Inc.[a]	135,460	27,442,841

		111,191,948
TRANSPORTATION INFRASTRUCTURE — 0.08%
Macquarie Infrastructure Corp.	149,152	10,828,435

		10,828,435
WATER UTILITIES — 0.27%
American Water Works Co. Inc.	388,244	23,197,579
Aqua America Inc.	382,682	11,403,924

		34,601,503
WIRELESS TELECOMMUNICATION SERVICES — 0.32%
SBA Communications Corp. Class Aa	279,277	29,343,634
Sprint Corp.[a]	1,601,939	5,799,019
Telephone & Data Systems Inc.	203,666	5,272,913
U.S. Cellular Corp.[a]	27,926	1,139,660

		41,555,226

TOTAL COMMON STOCKS (Cost: $11,012,966,443)		12,824,799,440

Security	Shares	Value

SHORT-TERM INVESTMENTS — 6.72%

MONEY MARKET FUNDS — 6.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	812,045,662	$812,045,662
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	40,749,051	40,749,051
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	11,415,249	11,415,249

		864,209,962

TOTAL SHORT-TERM INVESTMENTS (Cost: $864,209,962)		864,209,962

TOTAL INVESTMENTS IN SECURITIES — 106.50% (Cost: $11,877,176,405)		13,689,009,402
Other Assets, Less Liabilities — (6.50)%		(835,157,066)

NET ASSETS — 100.00%		$12,853,852,336

NVS — Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

488

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2015

Open futures contracts as of December 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	73	Mar. 2016	Chicago Mercantile	$7,429,210	$43,575
S&P MidCap 400 E-Mini	135	Mar. 2016	Chicago Mercantile	18,812,250	88,488

Net unrealized appreciation					$132,063

See accompanying notes to schedules of investments.

489

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 1.66%
B/E Aerospace Inc.	222,815	$9,440,672
BWX Technologies Inc.	44,692	1,419,865
Hexcel Corp.	202,264	9,395,163
Huntington Ingalls Industries Inc.	101,992	12,937,685
Rockwell Collins Inc.	277,591	25,621,649
Spirit AeroSystems Holdings Inc. Class Aa	274,432	13,740,810
Textron Inc.	132,407	5,562,418
TransDigm Group Inc.[a]	111,823	25,545,964

		103,664,226
AIR FREIGHT & LOGISTICS — 0.59%
CH Robinson Worldwide Inc.	306,067	18,982,275
Expeditors International of Washington Inc.	401,425	18,104,268

		37,086,543
AIRLINES — 2.23%
Alaska Air Group Inc.	272,064	21,903,873
JetBlue Airways Corp.[a,b]	245,476	5,560,031
Southwest Airlines Co.	1,402,540	60,393,372
Spirit Airlines Inc.a	153,070	6,099,840
United Continental Holdings Inc.[a]	801,698	45,937,295

		139,894,411
AUTO COMPONENTS — 1.63%
BorgWarner Inc.	474,860	20,528,198
Delphi Automotive PLC	605,969	51,949,722
Gentex Corp.	308,654	4,941,551
Lear Corp.	123,548	15,175,401
Visteon Corp.[a]	84,852	9,715,554

		102,310,426
AUTOMOBILES — 0.25%
Harley-Davidson Inc.	220,293	9,999,099
Thor Industries Inc.	95,839	5,381,360

		15,380,459
BANKS — 0.37%
Signature Bank/New York NYa	97,525	14,957,409
SVB Financial Group[a,b]	67,548	8,031,457

		22,988,866

Security	Shares	Value

BEVERAGES — 2.97%
Brown-Forman Corp. Class A	53,347	$5,874,038
Brown-Forman Corp. Class B	228,006	22,636,436
Coca-Cola Enterprises Inc.	488,963	24,076,538
Constellation Brands Inc. Class A	343,319	48,902,358
Dr Pepper Snapple Group Inc.	402,383	37,502,096
Monster Beverage Corp.[a]	313,982	46,770,759

		185,762,225
BIOTECHNOLOGY — 3.00%
Agios Pharmaceuticals Inc.[a,b]	54,300	3,525,156
Alkermes PLC[a]	258,280	20,502,266
Alnylam Pharmaceuticals Inc.[a,b]	127,451	11,998,237
BioMarin Pharmaceutical Inc.[a,b]	336,497	35,251,426
Bluebird Bio Inc.[a,b]	74,996	4,816,243
Incyte Corp.[a,b]	328,335	35,607,931
Intercept Pharmaceuticals Inc.[a,b]	33,482	5,000,537
Intrexon Corp.[a,b]	102,477	3,089,681
Ionis Pharmaceuticals Inc.[b]	251,406	15,569,573
Juno Therapeutics Inc.[a,b]	25,014	1,099,866
Medivation Inc.[a,b]	330,309	15,967,137
OPKO Health Inc.[a,b]	634,117	6,372,876
Puma Biotechnology Inc.[a,b]	52,549	4,119,842
Seattle Genetics Inc.[a,b]	221,127	9,924,180
United Therapeutics Corp.[a,b]	97,005	15,191,953

		188,036,904
BUILDING PRODUCTS — 1.12%
Allegion PLC	200,862	13,240,823
AO Smith Corp.	155,681	11,926,721
Armstrong World Industries Inc.[a]	51,389	2,350,019
Fortune Brands Home & Security Inc.	117,093	6,498,662
Lennox International Inc.	84,843	10,596,891
Masco Corp.	731,594	20,704,110
USG Corp.[a,b]	192,481	4,675,363

		69,992,589
CAPITAL MARKETS — 2.80%
Affiliated Managers Group Inc.[a]	114,849	18,348,276
Ameriprise Financial Inc.	317,090	33,744,718

490

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2015

Security	Shares	Value

Artisan Partners Asset Management Inc.	74,656	$2,692,095
Eaton Vance Corp. NVS	247,423	8,023,928
Federated Investors Inc. Class B	196,544	5,630,986
Interactive Brokers Group Inc. Class A	10,302	449,167
Invesco Ltd.	112,673	3,772,292
Lazard Ltd. Class A	264,284	11,895,423
Legg Mason Inc.	67,236	2,637,668
LPL Financial Holdings Inc.[b]	173,246	7,388,942
NorthStar Asset Management Group Inc./New York	406,500	4,934,910
SEI Investments Co.	292,385	15,320,974
T Rowe Price Group Inc.	546,885	39,096,809
TD Ameritrade Holding Corp.	477,428	16,571,526
Waddell & Reed Financial Inc. Class A	165,773	4,751,054

		175,258,768
CHEMICALS — 2.69%
Airgas Inc.	32,090	4,438,689
Ashland Inc.	12,604	1,294,431
Axalta Coating Systems Ltd.[a]	211,494	5,636,315
Celanese Corp. Series A	22,785	1,534,114
CF Industries Holdings Inc.	493,916	20,156,712
Eastman Chemical Co.	77,715	5,246,540
FMC Corp.	203,049	7,945,307
Huntsman Corp.	273,444	3,109,058
International Flavors & Fragrances Inc.	169,755	20,309,488
NewMarket Corp.	17,877	6,806,310
Platform Specialty Products Corp.[a,b]	44,339	568,869
RPM International Inc.	279,363	12,308,734
Scotts Miracle-Gro Co. (The) Class A	85,094	5,489,414
Sherwin-Williams Co. (The)	169,943	44,117,203
Valspar Corp. (The)	170,541	14,146,376
WR Grace & Co.[a,b]	152,723	15,209,684

		168,317,244
COMMERCIAL SERVICES & SUPPLIES — 1.53%
Cintas Corp.	188,960	17,204,808
Clean Harbors Inc.[a,b]	83,041	3,458,658
Copart Inc.[a,b]	252,237	9,587,528

Security	Shares	Value

Covanta Holding Corp.	240,474	$3,724,942
KAR Auction Services Inc.	99,785	3,695,039
Pitney Bowes Inc.	163,855	3,383,606
Rollins Inc.	199,526	5,167,723
RR Donnelley & Sons Co.	229,379	3,376,459
Stericycle Inc.[a]	178,488	21,525,653
Tyco International PLC	772,279	24,627,977

		95,752,393
COMMUNICATIONS EQUIPMENT — 1.39%
Arista Networks Inc.[a,b]	70,866	5,516,209
ARRIS Group Inc.[a,b]	144,232	4,409,172
CommScope Holding Co. Inc.[a,b]	98,215	2,542,786
F5 Networks Inc.[a]	150,983	14,639,312
Harris Corp.	43,573	3,786,494
Juniper Networks Inc.	147,043	4,058,387
Motorola Solutions Inc.	370,842	25,384,135
Palo Alto Networks Inc.[a,b]	152,304	26,826,827

		87,163,322
CONSTRUCTION & ENGINEERING — 0.04%
AECOM[a,b]	41,721	1,252,882
Quanta Services Inc.[a,b]	64,113	1,298,288

		2,551,170
CONSTRUCTION MATERIALS — 0.20%
Eagle Materials Inc.	105,622	6,382,738
Martin Marietta Materials Inc.	19,874	2,714,391
Vulcan Materials Co.	36,495	3,465,930

		12,563,059
CONSUMER FINANCE — 0.19%
Ally Financial Inc.[a,b]	71,114	1,325,565
Credit Acceptance Corp.[a,b]	17,809	3,811,482
LendingClub Corp.[a,b]	139,133	1,537,420
Santander Consumer USA Holdings Inc.[a]	10,161	161,052
SLM Corp.[a]	821,912	5,358,866

		12,194,385

491

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2015

Security	Shares	Value

CONTAINERS & PACKAGING — 1.87%
AptarGroup Inc.	24,168	$1,755,805
Avery Dennison Corp.	177,543	11,124,844
Ball Corp.	289,319	21,042,171
Bemis Co. Inc.	22,378	1,000,073
Crown Holdings Inc.[a]	128,391	6,509,424
Graphic Packaging Holding Co.	398,621	5,114,308
International Paper Co.	839,196	31,637,689
Owens-Illinois Inc.[a,b]	20,805	362,423
Packaging Corp. of America	205,542	12,959,423
Sealed Air Corp.	414,332	18,479,207
Silgan Holdings Inc.	85,365	4,585,808
WestRock Co.	52,120	2,377,714

		116,948,889
DISTRIBUTORS — 0.71%
Genuine Parts Co.	296,742	25,487,170
LKQ Corp.[a,b]	638,403	18,915,881

		44,403,051
DIVERSIFIED CONSUMER SERVICES — 0.56%
H&R Block Inc.	463,016	15,423,063
Service Corp. International/U.S.	423,874	11,029,202
ServiceMaster Global Holdings Inc.[a]	215,818	8,468,698

		34,920,963
DIVERSIFIED FINANCIAL SERVICES — 2.58%
CBOE Holdings Inc.	175,084	11,362,952
FactSet Research Systems Inc.	87,670	14,252,512
Intercontinental Exchange Inc.	83,163	21,311,350
Leucadia National Corp.	93,012	1,617,479
McGraw Hill Financial Inc.	574,409	56,625,239
Moody’s Corp.	372,542	37,380,864
Morningstar Inc.	40,066	3,221,707
MSCI Inc.	215,488	15,543,150

		161,315,253
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.17%
Level 3 Communications Inc.[a,b]	72,181	3,923,759
Zayo Group Holdings Inc.[a]	260,266	6,920,473

		10,844,232
ELECTRIC UTILITIES — 0.08%
ITC Holdings Corp.	120,506	4,729,860

		4,729,860

Security	Shares	Value

ELECTRICAL EQUIPMENT — 1.38%
Acuity Brands Inc.	91,149	$21,310,636
AMETEK Inc.	506,877	27,163,538
Babcock & Wilcox Enterprises Inc.[a]	21,823	455,446
Hubbell Inc.	16,136	1,630,381
Regal Beloit Corp.	4,899	286,690
Rockwell Automation Inc.	282,431	28,980,245
Solarcity Corp.[a,b]	124,277	6,340,613

		86,167,549
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.37%
Amphenol Corp. Class A	648,329	33,862,224
CDW Corp./DE	276,596	11,628,096
Cognex Corp.	182,622	6,167,145
Fitbit Inc.[a,b]	58,995	1,745,662
FLIR Systems Inc.	185,856	5,216,978
Ingram Micro Inc. Class A	18,735	569,169
IPG Photonics Corp.[a,b]	72,433	6,458,126
Jabil Circuit Inc.	75,250	1,752,573
Keysight Technologies Inc.[a]	298,365	8,452,681
National Instruments Corp.	51,647	1,481,752
Trimble Navigation Ltd.[a]	29,364	629,858
Zebra Technologies Corp. Class Aa,b	108,679	7,569,492

		85,533,756
ENERGY EQUIPMENT & SERVICES — 0.17%
FMC Technologies Inc.[a]	315,508	9,152,887
Oceaneering International Inc.	36,020	1,351,471
RPC Inc.[b]	14,739	176,131

		10,680,489
FOOD & STAPLES RETAILING — 0.91%
Rite Aid Corp.[a]	1,232,857	9,665,599
Sprouts Farmers Market Inc.[a,b]	322,085	8,564,240
Sysco Corp.	388,789	15,940,349
Whole Foods Market Inc.	688,758	23,073,393

		57,243,581
FOOD PRODUCTS — 3.44%
Blue Buffalo Pet Products Inc.[a,b]	52,292	978,383
Campbell Soup Co.	215,254	11,311,598
ConAgra Foods Inc.	121,606	5,126,909

492

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2015

Security	Shares	Value

Flowers Foods Inc.	325,901	$7,003,612
Hain Celestial Group Inc. (The)[a,b]	215,542	8,705,741
Hershey Co. (The)	305,743	27,293,678
Hormel Foods Corp.	280,834	22,208,353
Ingredion Inc.	18,513	1,774,286
Kellogg Co.	471,700	34,089,759
Keurig Green Mountain Inc.	271,216	24,404,016
McCormick & Co. Inc./MD	268,181	22,945,566
Mead Johnson Nutrition Co.	425,095	33,561,250
Pilgrim’s Pride Corp.[b]	14,114	311,778
Tyson Foods Inc. Class A	31,438	1,676,589
WhiteWave Foods Co. (The)[a]	367,558	14,301,682

		215,693,200
HEALTH CARE EQUIPMENT & SUPPLIES — 4.19%
Alere Inc.[a]	114,749	4,485,538
Align Technology Inc.[a,b]	169,378	11,153,541
Boston Scientific Corp.[a,b]	218,938	4,037,217
Cooper Companies Inc. (The)	69,143	9,278,991
CR Bard Inc.	155,819	29,518,351
DENTSPLY International Inc.	75,265	4,579,875
DexCom Inc.[a,b]	166,464	13,633,401
Edwards Lifesciences Corp.[a]	451,460	35,656,311
Hill-Rom Holdings Inc.	109,345	5,255,121
Hologic Inc.[a]	516,045	19,965,781
IDEXX Laboratories Inc.[a,b]	196,451	14,325,207
Intuitive Surgical Inc.[a]	77,354	42,247,661
ResMed Inc.	295,752	15,878,925
Sirona Dental Systems Inc.[a]	116,512	12,766,220
St. Jude Medical Inc.	332,819	20,558,230
Varian Medical Systems Inc.[a,b]	209,444	16,923,075
Zimmer Biomet Holdings Inc.	22,135	2,270,830

		262,534,275
HEALTH CARE PROVIDERS & SERVICES — 2.57%
Acadia Healthcare Co. Inc.[a,b]	108,655	6,786,591
AmerisourceBergen Corp.	431,558	44,756,880
Brookdale Senior Living Inc.[a]	83,573	1,542,758
Centene Corp.[a,b]	249,564	16,423,807
DaVita HealthCare Partners Inc.[a]	106,770	7,442,937
Envision Healthcare Holdings Inc.[a]	389,708	10,120,717
Health Net Inc./CAa	26,873	1,839,725
Henry Schein Inc.[a,b]	175,490	27,760,763

Security	Shares	Value

Laboratory Corp. of America Holdings[a]	69,780	$8,627,599
LifePoint Health Inc.[a]	9,275	680,785
MEDNAX Inc.[a,b]	113,361	8,123,449
Patterson Companies Inc.	98,890	4,470,817
Premier Inc.[a,b]	78,637	2,773,527
Tenet Healthcare Corp.[a,b]	207,926	6,300,158
Universal Health Services Inc. Class B	34,682	4,144,152
VCA Inc.[a]	162,656	8,946,080

		160,740,745
HEALTH CARE TECHNOLOGY — 1.04%
Allscripts Healthcare Solutions Inc.[a]	117,325	1,804,458
athenahealth Inc.[a,b]	80,934	13,027,946
Cerner Corp.[a,b]	628,891	37,840,371
IMS Health Holdings Inc.[a]	280,948	7,155,746
Inovalon Holdings Inc.[a,b]	53,246	905,182
Veeva Systems Inc.[a,b]	148,636	4,288,149

		65,021,852
HOTELS, RESTAURANTS & LEISURE — 3.54%
Aramark	370,927	11,962,396
Brinker International Inc.	128,199	6,147,142
Chipotle Mexican Grill Inc.[a,b]	65,158	31,266,066
Choice Hotels International Inc.	74,137	3,737,246
Darden Restaurants Inc.	52,561	3,344,982
Domino’s Pizza Inc.	115,751	12,877,299
Dunkin’ Brands Group Inc.	202,092	8,607,098
Extended Stay America Inc.	125,189	1,990,505
Hilton Worldwide Holdings Inc.	1,090,070	23,327,498
International Game Technology PLC	132,884	2,150,063
Marriott International Inc./MD Class A	411,229	27,568,792
MGM Resorts International[a,b]	65,223	1,481,867
Norwegian Cruise Line Holdings Ltd.[a]	253,432	14,851,115
Panera Bread Co. Class Aa	53,149	10,352,362
Six Flags Entertainment Corp.	151,063	8,299,401
Starwood Hotels & Resorts Worldwide Inc.	358,636	24,846,302
Wyndham Worldwide Corp.	251,938	18,303,296
Wynn Resorts Ltd.	150,950	10,444,231

		221,557,661
HOUSEHOLD DURABLES — 2.21%
DR Horton Inc.	285,263	9,136,974
GoPro Inc.[a,b]	187,623	3,379,090
Harman International Industries Inc.	149,357	14,070,923

493

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2015

Security	Shares	Value

Jarden Corp.[a,b]	442,951	$25,301,361
Leggett & Platt Inc.	288,916	12,140,250
Lennar Corp. Class A	143,299	7,008,754
Lennar Corp. Class B	7,820	314,208
Mohawk Industries Inc.[a,b]	90,949	17,224,831
Newell Rubbermaid Inc.	284,020	12,519,601
NVR Inc.[a,b]	8,532	14,018,076
Tempur Sealy International Inc.[a]	128,084	9,024,799
Toll Brothers Inc.[a]	128,612	4,282,780
TopBuild Corp.[a]	81,155	2,497,139
Tupperware Brands Corp.[b]	99,031	5,511,075
Whirlpool Corp.	12,563	1,845,128

		138,274,989
HOUSEHOLD PRODUCTS — 0.90%
Church & Dwight Co. Inc.	274,664	23,313,480
Clorox Co. (The)	218,316	27,689,018
Spectrum Brands Holdings Inc.	52,938	5,389,089

		56,391,587
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.02%
Calpine Corp.[a,b]	90,212	1,305,367
TerraForm Power Inc.	6,467	81,355

		1,386,722
INDUSTRIAL CONGLOMERATES — 0.29%
Carlisle Companies Inc.	29,901	2,651,920
Roper Technologies Inc.	80,799	15,334,842

		17,986,762
INSURANCE — 1.12%
AmTrust Financial Services Inc.	4,810	296,200
Aon PLC	591,496	54,541,846
Arthur J Gallagher & Co.	195,136	7,988,868
Erie Indemnity Co. Class A	50,991	4,876,779
Markel Corp.[a]	3,021	2,668,600

		70,372,293
INTERNET & CATALOG RETAIL — 1.22%
Expedia Inc.	220,123	27,361,289
Groupon Inc.[a,b]	943,765	2,897,359
Liberty Interactive Corp. QVC Group Series Aa	465,512	12,717,788
Liberty Ventures Series Aa	297,183	13,405,925
TripAdvisor Inc.[a,b]	235,389	20,066,912

		76,449,273

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 2.61%
Akamai Technologies Inc.[a,b]	374,740	$19,722,566
CoStar Group Inc.[a]	68,033	14,061,741
GoDaddy Inc. Class Aa,b	49,374	1,582,931
IAC/InterActiveCorp	154,228	9,261,391
LinkedIn Corp. Class Aa	229,638	51,686,921
Match Group Inc.[a]	59,675	808,596
Pandora Media Inc.[a,b]	443,439	5,946,517
Rackspace Hosting Inc.[a,b]	243,785	6,172,636
Twitter Inc.[a,b]	1,186,156	27,447,650
VeriSign Inc.[a,b]	217,106	18,966,380
Yelp Inc.[a,b]	136,076	3,918,989
Zillow Group Inc. Class Aa,b	55,418	1,443,085
Zillow Group Inc. Class Ca,b	110,729	2,599,917

		163,619,320
IT SERVICES — 5.18%
Alliance Data Systems Corp.[a,b]	130,222	36,015,498
Black Knight Financial Services Inc. Class Aa,b	38,093	1,259,355
Booz Allen Hamilton Holding Corp.	197,839	6,103,333
Broadridge Financial Solutions Inc.	251,640	13,520,617
CoreLogic Inc./U.S.[a,b]	85,096	2,881,351
DST Systems Inc.	56,147	6,404,127
Fidelity National Information Services Inc.	256,403	15,538,022
First Data Corp. Class Aa,b	291,986	4,677,616
Fiserv Inc.[a]	496,945	45,450,590
FleetCor Technologies Inc.[a]	192,670	27,538,323
Gartner Inc.[a]	174,246	15,804,112
Genpact Ltd.[a]	334,117	8,346,243
Global Payments Inc.	278,950	17,995,064
Jack Henry & Associates Inc.	171,671	13,400,638
Leidos Holdings Inc.	12,216	687,272
Paychex Inc.	593,764	31,404,178
Sabre Corp.	238,146	6,660,944
Square Inc.[a,b]	50,377	659,435
Teradata Corp.[a]	207,431	5,480,327
Total System Services Inc.	346,769	17,269,096
Vantiv Inc. Class Aa,b	300,928	14,270,006
VeriFone Systems Inc.[a,b]	238,362	6,678,903
Western Union Co. (The)[b]	1,083,576	19,406,846
WEX Inc.[a]	81,215	7,179,406

		324,631,302

494

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2015

Security	Shares	Value

LEISURE PRODUCTS — 0.52%
Brunswick Corp./DE	143,581	$7,252,276
Hasbro Inc.	189,669	12,776,104
Polaris Industries Inc.	139,549	11,994,237
Vista Outdoor Inc.[a]	17,597	783,242

		32,805,859
LIFE SCIENCES TOOLS & SERVICES — 1.17%
Bio-Techne Corp.	32,255	2,902,950
Bruker Corp.[a]	232,954	5,653,793
Charles River Laboratories International Inc.[a]	99,544	8,002,342
Mettler-Toledo International Inc.[a,b]	58,697	19,905,914
PerkinElmer Inc.	37,024	1,983,376
Quintiles Transnational Holdings Inc.[a]	157,390	10,806,397
VWR Corp.[a,b]	32,773	927,804
Waters Corp.[a,b]	173,547	23,355,955

		73,538,531
MACHINERY — 2.77%
Allison Transmission Holdings Inc.	204,695	5,299,554
Donaldson Co. Inc.	258,275	7,402,161
Flowserve Corp.	131,401	5,529,354
Graco Inc.	123,184	8,877,871
IDEX Corp.	149,079	11,420,942
Ingersoll-Rand PLC	38,887	2,150,062
Lincoln Electric Holdings Inc.	146,265	7,589,691
Middleby Corp. (The)[a,b]	120,349	12,982,047
Nordson Corp.	127,752	8,195,291
PACCAR Inc.	673,125	31,906,125
Parker-Hannifin Corp.	131,745	12,776,630
Snap-on Inc.	121,922	20,901,088
Stanley Black & Decker Inc.	29,766	3,176,925
Toro Co. (The)	116,879	8,540,349
Valmont Industries Inc.	2,614	277,136
WABCO Holdings Inc.[a]	114,476	11,706,316
Wabtec Corp./DE	202,788	14,422,283

		173,153,825
MEDIA — 3.06%
AMC Networks Inc. Class Aa,b	125,722	9,388,919
Cablevision Systems Corp. Class A	60,922	1,943,412

Security	Shares	Value

Charter Communications Inc. Class Aa,b	157,309	$28,803,278
Cinemark Holdings Inc.	243,342	8,134,923
Clear Channel Outdoor Holdings Inc. Class Aa	28,989	162,049
Discovery Communications Inc. Class Aa,b	297,503	7,937,380
Discovery Communications Inc. Class C NVS[a,b]	523,832	13,211,043
Interpublic Group of Companies Inc. (The)	866,626	20,175,053
Lions Gate Entertainment Corp.	199,497	6,461,708
Live Nation Entertainment Inc.[a]	305,968	7,517,634
Madison Square Garden Co. (The)[a]	42,950	6,949,310
MSG Networks Inc. Class Aa	129,520	2,694,016
Omnicom Group Inc.	512,733	38,793,379
Regal Entertainment Group Class Ab	173,827	3,280,115
Scripps Networks Interactive Inc. Class A	191,728	10,585,303
Sirius XM Holdings Inc.[a,b]	4,823,678	19,632,369
Starz Series Aa	180,798	6,056,733

		191,726,624
METALS & MINING — 0.11%
Compass Minerals International Inc.	70,663	5,318,804
Royal Gold Inc.	7,028	256,311
Steel Dynamics Inc.	56,369	1,007,314
Tahoe Resources Inc.	42,081	364,842

		6,947,271
MULTILINE RETAIL — 1.83%
Dillard’s Inc. Class A	5,305	348,592
Dollar General Corp.	637,378	45,808,357
Dollar Tree Inc.[a]	483,203	37,312,936
Macy’s Inc.	475,690	16,639,636
Nordstrom Inc.	294,582	14,673,129
Sears Holdings Corp.[a,b]	2,818	57,938

		114,840,588
OIL, GAS & CONSUMABLE FUELS — 0.52%
Cabot Oil & Gas Corp.	868,066	15,356,088
Continental Resources Inc./OKa,b	58,779	1,350,741
CVR Energy Inc.	11,048	434,739
HollyFrontier Corp.	57,205	2,281,907
Memorial Resource Development Corp.[a,b]	187,021	3,020,389
ONEOK Inc.	197,023	4,858,587

495

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2015

Security	Shares	Value

Range Resources Corp.[b]	23,551	$579,590
Targa Resources Corp.	57,364	1,552,270
Teekay Corp.	37,894	374,014
Tesoro Corp.	16,045	1,690,662
World Fuel Services Corp.	27,485	1,057,073

		32,556,060
PERSONAL PRODUCTS — 0.20%
Coty Inc. Class Ab	174,560	4,473,973
Herbalife Ltd.[a,b]	130,905	7,019,126
Nu Skin Enterprises Inc. Class Ab	25,832	978,774

		12,471,873
PHARMACEUTICALS — 1.60%
Akorn Inc.[a,b]	164,476	6,136,599
Endo International PLC[a]	171,539	10,501,618
Jazz Pharmaceuticals PLC[a]	128,161	18,014,310
Mallinckrodt PLC[a,b]	96,666	7,214,184
Perrigo Co. PLC	56,826	8,222,722
Zoetis Inc.	1,049,264	50,280,731

		100,370,164
PROFESSIONAL SERVICES — 1.84%
Dun & Bradstreet Corp. (The)	22,329	2,320,653
Equifax Inc.	249,756	27,815,326
IHS Inc. Class Aa,b	123,618	14,640,080
Nielsen Holdings PLC	532,208	24,800,893
Robert Half International Inc.	283,565	13,367,254
Towers Watson & Co. Class A	25,918	3,329,426
TransUniona.b	52,473	1,446,680
Verisk Analytics Inc. Class Aa,b	354,827	27,279,100

		114,999,412
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.38%
Boston Properties Inc.	293,944	37,489,618
Columbia Property Trust Inc.	32,381	760,306
Crown Castle International Corp.	700,455	60,554,335
Digital Realty Trust Inc.	176,301	13,331,882
Empire State Realty Trust Inc. Class Ab	110,595	1,998,452
Equinix Inc.[b]	129,233	39,080,059
Equity Lifestyle Properties Inc.	176,797	11,787,056
Extra Space Storage Inc.	257,683	22,730,217
Federal Realty Investment Trust	144,143	21,059,292

Security	Shares	Value

Four Corners Property Trust Inc.[a,b]	17,366	$419,563
Gaming and Leisure Properties Inc.[b]	25,528	709,678
Healthcare Trust of America Inc. Class A	26,124	704,564
Iron Mountain Inc.[b]	172,886	4,669,651
Lamar Advertising Co. Class Ab	169,976	10,195,160
Omega Healthcare Investors Inc.	104,243	3,646,420
Plum Creek Timber Co. Inc.	150,898	7,200,853
Post Properties Inc.	38,604	2,283,813
Tanger Factory Outlet Centers Inc.[b]	200,805	6,566,323
Taubman Centers Inc.	48,037	3,685,399
Welltower Inc.[b]	331,870	22,577,116
Weyerhaeuser Co.	93,075	2,790,388

		274,240,145
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.63%
CBRE Group Inc. Class Aa	600,278	20,757,613
Howard Hughes Corp. (The)[a,b]	33,766	3,820,961
Jones Lang LaSalle Inc.	68,496	10,949,771
Realogy Holdings Corp.[a]	111,966	4,105,793

		39,634,138
ROAD & RAIL — 0.85%
AMERCO	7,347	2,861,657
Avis Budget Group Inc.[a]	210,521	7,639,807
Genesee & Wyoming Inc. Class Aa,b	46,387	2,490,518
Hertz Global Holdings Inc.[a,b]	851,262	12,113,458
JB Hunt Transport Services Inc.	193,076	14,164,055
Landstar System Inc.	93,119	5,461,429
Old Dominion Freight Line Inc.[a,b]	146,492	8,653,283

		53,384,207
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.55%
Analog Devices Inc.	602,093	33,307,785
Applied Materials Inc.	1,427,708	26,655,308
Atmel Corp.	877,326	7,553,777
KLA-Tencor Corp.	335,624	23,275,524
Lam Research Corp.	237,247	18,842,157
Linear Technology Corp.	502,567	21,344,020
Maxim Integrated Products Inc.	205,855	7,822,490
Microchip Technology Inc.	438,840	20,423,614
ON Semiconductor Corp.[a,b]	831,774	8,151,385
Qorvo Inc.[a,b]	296,632	15,098,569

496

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2015

Security	Shares	Value

Skyworks Solutions Inc.	401,054	$30,812,979
SunEdison Inc.[a,b]	524,561	2,670,015
SunPower Corp.[a,b]	8,395	251,934
Xilinx Inc.	125,534	5,896,332

		222,105,889
SOFTWARE — 5.68%
ANSYS Inc.[a,b]	35,633	3,296,053
Autodesk Inc.[a]	354,985	21,629,236
Cadence Design Systems Inc.[a]	614,431	12,786,309
CDK Global Inc.	336,454	15,971,471
Citrix Systems Inc.[a]	336,394	25,448,206
Electronic Arts Inc.[a]	660,262	45,373,205
FireEye Inc.[a,b]	289,128	5,996,515
Fortinet Inc.[a,b]	299,887	9,347,478
Intuit Inc.	578,541	55,829,206
King Digital Entertainment PLC	168,503	3,012,834
NetSuite Inc.[a,b]	83,975	7,105,964
PTC Inc.[a]	241,435	8,360,894
Red Hat Inc.[a,b]	384,729	31,859,408
ServiceNow Inc.[a,b]	322,778	27,939,664
SolarWinds Inc.[a]	131,527	7,746,940
Solera Holdings Inc.	141,042	7,733,333
Splunk Inc.[a,b]	263,018	15,468,089
SS&C Technologies Holdings Inc.	152,856	10,435,479
Synopsys Inc.[a]	23,741	1,082,827
Tableau Software Inc. Class Aa,b	103,993	9,798,220
Ultimate Software Group Inc. (The)[a]	59,981	11,726,885
Workday Inc. Class Aa,b	222,642	17,740,115

		355,688,331
SPECIALTY RETAIL — 6.90%
Aaron’s Inc.	19,635	439,628
Advance Auto Parts Inc.	153,532	23,108,101
AutoNation Inc.[a]	152,915	9,122,909
AutoZone Inc.[a]	65,561	48,640,362
Bed Bath & Beyond Inc.[a,b]	359,525	17,347,081
Cabela’s Inc.[a,b]	9,818	458,795
CarMax Inc.[a,b]	439,106	23,698,551
CST Brands Inc.	133,068	5,208,282
Dick’s Sporting Goods Inc.	133,039	4,702,929
DSW Inc. Class A	9,047	215,861
Foot Locker Inc.	253,883	16,525,244
Gap Inc. (The)[b]	499,722	12,343,133

Security	Shares	Value

GNC Holdings Inc. Class A	181,646	$5,634,659
L Brands Inc.	519,323	49,761,530
Michaels Companies Inc. (The)[a]	131,750	2,912,992
Murphy USA Inc.[a]	5,649	343,120
O’Reilly Automotive Inc.[a]	211,946	53,711,355
Office Depot Inc.[a]	202,127	1,139,996
Penske Automotive Group Inc.	33,255	1,408,017
Ross Stores Inc.	868,413	46,729,304
Sally Beauty Holdings Inc.[a,b]	331,045	9,232,845
Signet Jewelers Ltd.	168,473	20,838,425
Tiffany & Co.	178,778	13,638,974
Tractor Supply Co.	286,318	24,480,189
Ulta Salon Cosmetics & Fragrance Inc.[a,b]	134,828	24,943,180
Urban Outfitters Inc.[a,b]	183,005	4,163,364
Williams-Sonoma Inc.	192,204	11,226,636

		431,975,462
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.09%
3D Systems Corp.[a,b]	86,161	748,739
NetApp Inc.	185,271	4,915,240

		5,663,979
TEXTILES, APPAREL & LUXURY GOODS — 1.78%
Carter’s Inc.	110,309	9,820,810
Coach Inc.	80,993	2,650,901
Fossil Group Inc.[a,b]	72,455	2,648,955
Hanesbrands Inc.	842,971	24,808,636
Kate Spade & Co.[a,b]	267,328	4,750,419
lululemon athletica Inc.[a,b]	234,141	12,285,378
Michael Kors Holdings Ltd.[a]	386,265	15,473,776
Ralph Lauren Corp.	6,950	774,786
Skechers U.S.A. Inc. Class Aa	257,499	7,779,045
Under Armour Inc. Class Aa,b	374,899	30,220,608

		111,213,314
TRADING COMPANIES & DISTRIBUTORS — 1.37%
Air Lease Corp.	11,131	372,666
Fastenal Co.[b]	616,919	25,182,634
HD Supply Holdings Inc.[a]	357,737	10,742,842
MSC Industrial Direct Co. Inc. Class A	30,810	1,733,679
United Rentals Inc.[a,b]	203,526	14,763,776
Watsco Inc.	54,550	6,389,441
WW Grainger Inc.[b]	131,775	26,696,297

		85,881,335

497

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2015

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.22%
SBA Communications Corp. Class Aa	133,965	$14,075,703

		14,075,703

TOTAL COMMON STOCKS (Cost: $5,474,726,074)		6,253,637,304

SHORT-TERM INVESTMENTS — 8.82%

MONEY MARKET FUNDS — 8.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	522,032,065	522,032,065
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	26,195,954	26,195,954
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	4,327,337	4,327,337

		552,555,356

TOTAL SHORT-TERM INVESTMENTS (Cost: $552,555,356)		552,555,356

TOTAL INVESTMENTS IN SECURITIES — 108.68% (Cost: $6,027,281,430)		6,806,192,660
Other Assets, Less Liabilities — (8.68)%		(543,799,408)

NET ASSETS — 100.00%		$6,262,393,252

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

498

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2015

Open futures contracts as of December 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	13	Mar. 2016	Chicago Mercantile	$1,323,010	$8,233
S&P MidCap 400 E-Mini	41	Mar. 2016	Chicago Mercantile	5,713,350	5,713

Net unrealized appreciation					$13,946

See accompanying notes to schedules of investments.

499

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.70%

AEROSPACE & DEFENSE — 0.99%
BWX Technologies Inc.	194,968	$6,194,133
L-3 Communications Holdings Inc.	187,246	22,377,770
Orbital ATK Inc.	137,610	12,294,077
Spirit AeroSystems Holdings Inc. Class Aa	24,648	1,234,125
Textron Inc.	487,942	20,498,444
Triumph Group Inc.	112,165	4,458,559

		67,057,108
AIRLINES — 0.20%
Copa Holdings SA Class A	74,986	3,618,824
JetBlue Airways Corp.[a]	446,686	10,117,438

		13,736,262
AUTO COMPONENTS — 0.45%
Gentex Corp.	334,775	5,359,748
Goodyear Tire & Rubber Co. (The)	613,637	20,047,521
Lear Corp.	42,991	5,280,584

		30,687,853
AUTOMOBILES — 0.13%
Harley-Davidson Inc.	197,675	8,972,468

		8,972,468
BANKS — 6.11%
Associated Banc-Corp.	346,977	6,505,819
Bank of Hawaii Corp.	99,233	6,241,756
BankUnited Inc.	235,198	8,481,240
BOK Financial Corp.	64,291	3,843,959
CIT Group Inc.	395,744	15,711,037
Citizens Financial Group Inc.	709,051	18,570,046
Comerica Inc.	404,729	16,929,814
Commerce Bancshares Inc./MO	196,671	8,366,384
Cullen/Frost Bankers Inc.	123,300	7,398,000
East West Bancorp. Inc.	327,089	13,593,819
Fifth Third Bancorp.	1,841,170	37,007,517
First Horizon National Corp.	531,115	7,711,790
First Niagara Financial Group Inc.	807,561	8,762,037
First Republic Bank/CA	323,401	21,363,870
Huntington Bancshares Inc./OH	1,838,217	20,330,680
KeyCorp	1,928,543	25,437,482
M&T Bank Corp.	362,958	43,983,250

Security	Shares	Value

PacWest Bancorp.	254,652	$10,975,501
People’s United Financial Inc.	702,931	11,352,336
Popular Inc.	235,439	6,672,341
Regions Financial Corp.	3,047,083	29,251,997
Signature Bank/New York NYa	9,607	1,473,425
SunTrust Banks Inc.	1,173,446	50,270,426
SVB Financial Group[a]	43,390	5,159,071
Synovus Financial Corp.	302,936	9,809,068
TCF Financial Corp.	384,423	5,428,053
Zions BanCorp.	462,080	12,614,784

		413,245,502
BEVERAGES — 0.47%
Brown-Forman Corp. Class A	4,302	473,693
Brown-Forman Corp. Class B	18,633	1,849,884
Molson Coors Brewing Co. Class B	313,481	29,442,136

		31,765,713
BIOTECHNOLOGY — 0.11%
Alkermes PLC[a]	58,174	4,617,852
Alnylam Pharmaceuticals Inc.[a]	30,712	2,891,228

		7,509,080
BUILDING PRODUCTS — 0.40%
Armstrong World Industries Inc.[a]	33,351	1,525,141
Fortune Brands Home & Security Inc.	235,627	13,077,298
Owens Corning	268,321	12,619,137

		27,221,576
CAPITAL MARKETS — 1.85%
Ameriprise Financial Inc.	68,901	7,332,445
E*TRADE Financial Corp.[a]	659,144	19,537,028
Interactive Brokers Group Inc. Class A	119,604	5,214,734
Invesco Ltd.	856,762	28,684,392
Legg Mason Inc.	149,554	5,867,003
Northern Trust Corp.	530,497	38,243,529
Raymond James Financial Inc.	290,499	16,840,227
TD Ameritrade Holding Corp.	89,809	3,117,270
Waddell & Reed Financial Inc. Class A	11,778	337,558

		125,174,186
CHEMICALS — 1.85%
Airgas Inc.	119,742	16,562,713
Albemarle Corp.	255,087	14,287,423

500

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2015

Security	Shares	Value

Ashland Inc.	130,105	$13,361,783
Cabot Corp.	144,399	5,903,031
Celanese Corp. Series A	323,663	21,792,230
Eastman Chemical Co.	253,838	17,136,603
FMC Corp.	84,021	3,287,742
Huntsman Corp.	170,595	1,939,665
Mosaic Co. (The)	792,102	21,854,094
Platform Specialty Products Corp.[a,b]	252,089	3,234,302
Scotts Miracle-Gro Co. (The) Class A	10,709	690,838
Westlake Chemical Corp.	91,602	4,975,821

		125,026,245
COMMERCIAL SERVICES & SUPPLIES — 1.12%
ADT Corp. (The)[b]	389,513	12,846,139
Clean Harbors Inc.[a,b]	43,346	1,805,361
KAR Auction Services Inc.	214,104	7,928,271
Pitney Bowes Inc.	281,287	5,808,577
Republic Services Inc.	551,227	24,248,476
RR Donnelley & Sons Co.	225,914	3,325,454
Tyco International PLC	120,765	3,851,196
Waste Connections Inc.	281,636	15,861,739

		75,675,213

COMMUNICATIONS EQUIPMENT — 1.04%
ARRIS Group Inc.[a]	257,902	7,884,064
Brocade Communications Systems Inc.	950,456	8,725,186
CommScope Holding Co. Inc.[a]	133,577	3,458,309
EchoStar Corp. Class Aa	100,486	3,930,007
Harris Corp.	233,783	20,315,743
Juniper Networks Inc.	738,795	20,390,742
Lumentum Holdings Inc.[a]	106,144	2,337,291
Viavi Solutions Inc.[a,b]	532,846	3,245,032

		70,286,374
CONSTRUCTION & ENGINEERING — 0.84%
AECOM[a,b]	296,870	8,915,006
Chicago Bridge & Iron Co. NVb	222,795	8,686,777
Fluor Corp.	333,269	15,736,962
Jacobs Engineering Group Inc.[a]	285,577	11,979,955
KBR Inc.	328,201	5,553,161
Quanta Services Inc.[a,b]	281,426	5,698,877

		56,570,738
CONSTRUCTION MATERIALS — 0.63%
Martin Marietta Materials Inc.	131,947	18,021,321
Vulcan Materials Co.	262,085	24,890,213

		42,911,534

Security	Shares	Value

CONSUMER FINANCE — 1.38%
Ally Financial Inc.[a,b]	952,563	$17,755,774
Navient Corp.	823,949	9,434,216
OneMain Holdings Inc.[a,b]	118,687	4,930,258
Santander Consumer USA Holdings Inc.[a]	191,297	3,032,058
SLM Corp.[a]	76,760	500,475
Synchrony Financial[a]	1,895,133	57,630,995

		93,283,776
CONTAINERS & PACKAGING — 1.08%
AptarGroup Inc.	116,040	8,430,306
Avery Dennison Corp.	14,402	902,429
Bemis Co. Inc.	197,467	8,824,800
Crown Holdings Inc.[a]	177,334	8,990,834
Graphic Packaging Holding Co.	316,756	4,063,979
International Paper Co.	47,951	1,807,753
Owens-Illinois Inc.[a,b]	343,746	5,988,055
Sonoco Products Co.	229,471	9,378,480
WestRock Co.	537,553	24,523,168

		72,909,804
DISTRIBUTORS — 0.03%
Genuine Parts Co.	24,691	2,120,710

		2,120,710
DIVERSIFIED CONSUMER SERVICES — 0.07%
Graham Holdings Co. Class B	7,936	3,848,722
H&R Block Inc.	34,940	1,163,851

		5,012,573
DIVERSIFIED FINANCIAL SERVICES — 1.28%
Intercontinental Exchange Inc.	162,952	41,758,079
Leucadia National Corp.	647,090	11,252,895
Nasdaq Inc.	263,229	15,312,031
Voya Financial Inc.	489,568	18,069,955

		86,392,960
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.14%
CenturyLink Inc.	1,281,568	32,244,251
Frontier Communications Corp.	2,656,640	12,406,509
Level 3 Communications Inc.[a]	579,272	31,489,226
Zayo Group Holdings Inc.[a]	44,712	1,188,892

		77,328,878
ELECTRIC UTILITIES — 4.73%
Avangrid Inc.	130,558	5,013,427
Edison International	740,633	43,852,880
Entergy Corp.	408,125	27,899,425
Eversource Energy	722,091	36,877,187

501

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2015

Security	Shares	Value

FirstEnergy Corp.	959,396	$30,441,635
Great Plains Energy Inc.	350,899	9,583,052
Hawaiian Electric Industries Inc.	244,356	7,074,106
ITC Holdings Corp.	222,757	8,743,212
OGE Energy Corp.	453,824	11,931,033
Pepco Holdings Inc.	575,434	14,967,038
Pinnacle West Capital Corp.	251,812	16,236,838
PPL Corp.	1,518,700	51,833,231
Westar Energy Inc.	321,192	13,621,753
Xcel Energy Inc.	1,152,316	41,379,668

		319,454,485
ELECTRICAL EQUIPMENT — 0.29%
Babcock & Wilcox Enterprises Inc.[a,b]	98,046	2,046,220
Hubbell Inc.	114,629	11,582,114
Regal Beloit Corp.	96,560	5,650,691

		19,279,025
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.05%
Arrow Electronics Inc.[a,b]	217,576	11,788,268
Avnet Inc.	308,843	13,230,834
Dolby Laboratories Inc. Class A	113,441	3,817,290
Fitbit Inc.[a,b]	31,742	939,246
FLIR Systems Inc.	118,090	3,314,786
Ingram Micro Inc. Class A	335,485	10,192,034
Jabil Circuit Inc.	358,738	8,355,008
Keysight Technologies Inc.[a]	61,375	1,738,754
National Instruments Corp.	199,525	5,724,372
Trimble Navigation Ltd.[a]	558,728	11,984,715

		71,085,307
ENERGY EQUIPMENT & SERVICES — 2.14%
Cameron International Corp.[a]	435,138	27,500,722
Diamond Offshore Drilling Inc.	146,719	3,095,771
Dril-Quip Inc.[a,b]	88,650	5,250,740
Ensco PLC Class A	532,882	8,201,054
FMC Technologies Inc.[a]	183,432	5,321,362
Frank’s International NV	79,386	1,324,952
Helmerich & Payne Inc.	219,269	11,741,855
Nabors Industries Ltd.	751,528	6,395,503
National Oilwell Varco Inc.	881,750	29,529,808
Noble Corp. PLC	550,475	5,807,511
Oceaneering International Inc.	185,311	6,952,869
Patterson-UTI Energy Inc.	334,237	5,040,294
Rowan Companies PLC Class A	284,118	4,815,800
RPC Inc.	115,638	1,381,874

Security	Shares	Value

Seadrill Ltd.[a]	849,838	$2,880,951
Superior Energy Services Inc.	342,371	4,611,737
Weatherford International PLC[a,b]	1,761,603	14,779,849

		144,632,652
FOOD & STAPLES RETAILING — 0.70%
Rite Aid Corp.[a]	913,238	7,159,786
Sysco Corp.	928,635	38,074,035
Whole Foods Market Inc.	68,627	2,299,004

		47,532,825
FOOD PRODUCTS — 2.47%
Blue Buffalo Pet Products Inc.[a,b]	31,198	583,715
Bunge Ltd.	326,492	22,292,874
Campbell Soup Co.[b]	162,760	8,553,038
ConAgra Foods Inc.	838,777	35,362,838
Flowers Foods Inc.	43,699	939,092
Ingredion Inc.	142,144	13,623,081
JM Smucker Co. (The)	272,030	33,552,180
Kellogg Co.	56,912	4,113,030
Pilgrim’s Pride Corp.[b]	129,575	2,862,312
Pinnacle Foods Inc.	265,048	11,253,938
Tyson Foods Inc. Class A	635,880	33,911,480

		167,047,578
GAS UTILITIES — 0.90%
AGL Resources Inc.	272,686	17,400,094
Atmos Energy Corp.	229,695	14,479,973
National Fuel Gas Co.	192,010	8,208,427
Questar Corp.	399,675	7,785,669
UGI Corp.	392,246	13,242,225

		61,116,388
HEALTH CARE EQUIPMENT & SUPPLIES — 2.09%
Alere Inc.[a]	69,123	2,702,018
Boston Scientific Corp.[a,b]	2,809,833	51,813,320
Cooper Companies Inc. (The)	34,940	4,688,948
DENTSPLY International Inc.	236,531	14,392,911
Hill-Rom Holdings Inc.	10,328	496,364
St. Jude Medical Inc.	278,732	17,217,276
Teleflex Inc.	94,435	12,413,481
Zimmer Biomet Holdings Inc.	363,346	37,275,666

		140,999,984
HEALTH CARE PROVIDERS & SERVICES — 1.83%
Brookdale Senior Living Inc.[a]	328,444	6,063,076
Community Health Systems Inc.[a]	268,491	7,123,066
DaVita HealthCare Partners Inc.[a]	285,593	19,908,688

502

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2015

Security	Shares	Value

Health Net Inc./CAa	146,491	$10,028,774
Laboratory Corp. of America Holdings[a]	152,708	18,880,817
LifePoint Health Inc.[a,b]	90,921	6,673,602
MEDNAX Inc.[a,b]	89,997	6,449,185
Patterson Companies Inc.	88,811	4,015,145
Quest Diagnostics Inc.	326,551	23,230,838
Universal Health Services Inc. Class B	171,183	20,454,657
VCA Inc.[a]	10,533	579,315

		123,407,163
HEALTH CARE TECHNOLOGY — 0.06%
Allscripts Healthcare Solutions Inc.[a,b]	283,661	4,362,706

		4,362,706
HOTELS, RESTAURANTS & LEISURE — 1.32%
Aramark	37,853	1,220,759
Darden Restaurants Inc.	229,113	14,580,751
Hyatt Hotels Corp. Class Aa,b	77,583	3,647,953
International Game Technology PLC	70,933	1,147,696
MGM Resorts International[a]	941,634	21,393,925
Norwegian Cruise Line Holdings Ltd.[a]	24,378	1,428,551
Royal Caribbean Cruises Ltd.	390,954	39,568,454
Wendy’s Co. (The)	464,771	5,005,584
Wynn Resorts Ltd.[b]	21,406	1,481,081

		89,474,754
HOUSEHOLD DURABLES — 1.56%
DR Horton Inc.	437,416	14,010,434
Garmin Ltd.	269,377	10,012,743
Lennar Corp. Class A	240,439	11,759,872
Lennar Corp. Class B	13,316	535,037
Mohawk Industries Inc.[a]	41,847	7,925,403
Newell Rubbermaid Inc.	303,055	13,358,664
PulteGroup Inc.	829,035	14,773,404
Toll Brothers Inc.[a]	260,040	8,659,332
Tupperware Brands Corp.	6,061	337,295
Whirlpool Corp.	165,204	24,263,512

		105,635,696
HOUSEHOLD PRODUCTS — 0.19%
Clorox Co. (The)	61,768	7,834,036
Energizer Holdings Inc.	141,618	4,823,509

		12,657,545

Security	Shares	Value

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.53%
AES Corp./VA	1,551,731	$14,850,066
Calpine Corp.[a,b]	748,538	10,831,345
NRG Energy Inc.	714,599	8,410,830
TerraForm Power Inc.[b]	124,068	1,560,775

		35,653,016
INDUSTRIAL CONGLOMERATES — 0.55%
Carlisle Companies Inc.	115,744	10,265,335
Roper Technologies Inc.	140,996	26,759,631

		37,024,966
INSURANCE — 8.35%
Alleghany Corp.[a]	36,373	17,383,748
Allied World Assurance Co. Holdings AG	217,094	8,073,726
American Financial Group Inc./OH	156,828	11,304,162
American National Insurance Co.	16,513	1,688,784
AmTrust Financial Services Inc.	87,920	5,414,114
Arch Capital Group Ltd.[a]	281,995	19,669,151
Arthur J Gallagher & Co.	169,281	6,930,364
Aspen Insurance Holdings Ltd.	140,174	6,770,404
Assurant Inc.	154,445	12,439,000
Assured Guaranty Ltd.	321,432	8,495,448
Axis Capital Holdings Ltd.	229,499	12,902,434
Brown & Brown Inc.	263,517	8,458,896
Cincinnati Financial Corp.	373,664	22,109,699
CNA Financial Corp.	61,290	2,154,343
Endurance Specialty Holdings Ltd.	141,538	9,057,017
Everest Re Group Ltd.	100,991	18,490,442
FNF Group	637,608	22,105,869
Genworth Financial Inc. Class Aa	1,090,872	4,068,953
Hanover Insurance Group Inc. (The)	100,576	8,180,852
Hartford Financial Services Group Inc. (The)	954,586	41,486,308
Lincoln National Corp.	575,210	28,910,055
Loews Corp.	707,743	27,177,331
Markel Corp.[a]	28,448	25,129,541
Mercury General Corp.	54,424	2,534,526
Old Republic International Corp.	593,905	11,064,450
PartnerRe Ltd.	108,541	15,167,519
Principal Financial Group Inc.	669,235	30,102,190
ProAssurance Corp.	125,158	6,073,918

503

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2015

Security	Shares	Value

Progressive Corp. (The)	1,333,734	$42,412,741
Reinsurance Group of America Inc.	150,531	12,877,927
RenaissanceRe Holdings Ltd.	104,673	11,847,937
StanCorp Financial Group Inc.	95,982	10,930,430
Torchmark Corp.	286,728	16,389,372
Unum Group	567,290	18,885,084
Validus Holdings Ltd.	192,369	8,904,761
White Mountains Insurance Group Ltd.	12,926	9,394,746
WR Berkley Corp.	221,108	12,105,663
XL Group PLC	697,099	27,312,339

		564,404,244
INTERNET & CATALOG RETAIL — 0.31%
Expedia Inc.	30,469	3,787,271
Liberty Interactive Corp. QVC Group Series Aa	616,404	16,840,157

		20,627,428
INTERNET SOFTWARE & SERVICES — 0.05%
Match Group Inc.[a,b]	16,758	227,071
Zillow Group Inc. Class Aa,b	40,732	1,060,661
Zillow Group Inc. Class Ca,b	80,722	1,895,353

		3,183,085
IT SERVICES — 1.61%
Amdocs Ltd.	351,529	19,182,938
Black Knight Financial Services Inc. Class Aa,b	5,744	189,897
Booz Allen Hamilton Holding Corp.	16,988	524,080
Computer Sciences Corp.	317,997	10,392,142
CoreLogic Inc./U.S.[a]	113,183	3,832,376
CSRA Inc.	315,630	9,468,900
DST Systems Inc.	17,897	2,041,332
Fidelity National Information Services Inc.	366,698	22,221,899
First Data Corp. Class Aa	92,916	1,488,514
Leidos Holdings Inc.	138,722	7,804,500
Paychex Inc.	94,500	4,998,105
Square Inc.[a,b]	16,405	214,741
Teradata Corp.[a,b]	77,875	2,057,457
Xerox Corp.	2,301,612	24,466,136

		108,883,017

Security	Shares	Value

LEISURE PRODUCTS — 0.48%
Brunswick Corp./DE	55,420	$2,799,264
Hasbro Inc.	47,740	3,215,766
Mattel Inc.	769,217	20,899,626
Vista Outdoor Inc.[a]	126,440	5,627,845

		32,542,501
LIFE SCIENCES TOOLS & SERVICES — 1.04%
Agilent Technologies Inc.	757,006	31,650,421
Bio-Rad Laboratories Inc. Class Aa,b	46,996	6,516,465
Bio-Techne Corp.	49,698	4,472,820
PerkinElmer Inc.	217,504	11,651,689
QIAGEN NVa	527,581	14,587,615
Quintiles Transnational Holdings Inc.[a]	9,470	650,210
VWR Corp.[a,b]	32,067	907,817

		70,437,037
MACHINERY — 3.37%
AGCO Corp.	172,521	7,830,728
Allison Transmission Holdings Inc.	186,847	4,837,469
Colfax Corp.[a,b]	228,566	5,337,016
Crane Co.	109,522	5,239,532
Donaldson Co. Inc.	30,806	882,900
Dover Corp.	364,631	22,355,527
Flowserve Corp.	163,323	6,872,632
IDEX Corp.	15,785	1,209,289
Ingersoll-Rand PLC	559,671	30,944,210
ITT Corp.	202,904	7,369,473
Joy Global Inc.[b]	221,819	2,797,138
Kennametal Inc.	180,484	3,465,293
Lincoln Electric Holdings Inc.	13,890	720,752
Manitowoc Co. Inc. (The)	309,834	4,755,952
Oshkosh Corp.	177,916	6,945,841
PACCAR Inc.	77,556	3,676,154
Parker-Hannifin Corp.	172,469	16,726,044
Pentair PLC	408,409	20,228,498
SPX Corp.	92,767	865,516
SPX FLOW Inc.[a]	93,516	2,610,031
Stanley Black & Decker Inc.	317,316	33,867,137

504

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2015

Security	Shares	Value

Terex Corp.	239,172	$4,419,898
Timken Co. (The)	176,881	5,057,028
Trinity Industries Inc.	352,401	8,464,672
Valmont Industries Inc.	50,714	5,376,698
Xylem Inc./NY	412,388	15,052,162

		227,907,590
MARINE — 0.10%
Kirby Corp.[a]	126,919	6,678,478

		6,678,478
MEDIA — 1.48%
Cable One Inc.	7,961	3,452,367
Cablevision Systems Corp. Class A	394,207	12,575,203
Clear Channel Outdoor Holdings Inc. Class Aa	49,462	276,493
Discovery Communications Inc. Class Aa,b	31,666	844,849
Discovery Communications Inc. Class C NVS[a]	56,589	1,427,175
Gannett Co. Inc.	258,273	4,207,267
John Wiley & Sons Inc. Class A	105,368	4,744,721
Liberty Broadband Corp. Class Aa	59,255	3,060,521
Liberty Broadband Corp. Class Ca,b	150,926	7,827,022
Liberty Media Corp. Class Aa	237,763	9,332,198
Liberty Media Corp. Class Ca	455,925	17,361,624
News Corp. Class A	872,230	11,652,993
News Corp. Class B	275,386	3,844,389
TEGNA Inc.	515,847	13,164,415
Tribune Media Co.	183,435	6,201,937

		99,973,174
METALS & MINING — 1.92%
Alcoa Inc.	2,977,125	29,384,224
Allegheny Technologies Inc.	249,013	2,801,396
Freeport-McMoRan Inc.	2,583,055	17,487,282
Newmont Mining Corp.	1,202,801	21,638,390
Nucor Corp.	725,497	29,237,529
Reliance Steel & Aluminum Co.	168,945	9,783,605
Royal Gold Inc.	139,717	5,095,479
Steel Dynamics Inc.	488,919	8,736,983
Tahoe Resources Inc.	318,039	2,757,398
U.S. Steel Corp.[b]	332,765	2,655,465

		129,577,751

Security	Shares	Value

MULTI-UTILITIES — 5.24%
Alliant Energy Corp.	256,872	$16,041,657
Ameren Corp.	551,621	23,846,576
CenterPoint Energy Inc.	978,137	17,958,595
CMS Energy Corp.	629,289	22,704,747
Consolidated Edison Inc.	665,771	42,789,102
DTE Energy Co.	407,673	32,691,298
MDU Resources Group Inc.	443,015	8,116,035
NiSource Inc.	721,665	14,079,684
Public Service Enterprise Group Inc.	1,149,925	44,490,598
SCANA Corp.	324,933	19,655,197
Sempra Energy	562,782	52,907,136
TECO Energy Inc.	534,623	14,247,703
Vectren Corp.	187,947	7,972,712
WEC Energy Group Inc.	717,649	36,822,570

		354,323,610
MULTILINE RETAIL — 0.53%
Dillard’s Inc. Class A	42,666	2,803,583
JC Penney Co. Inc.[a,b]	694,953	4,628,387
Kohl’s Corp.	431,569	20,555,631
Macy’s Inc.	199,521	6,979,245
Sears Holdings Corp.[a,b]	26,774	550,473

		35,517,319
OIL, GAS & CONSUMABLE FUELS — 5.88%
Antero Resources Corp.[a,b]	159,016	3,466,549
California Resources Corp.	716,583	1,669,638
Cheniere Energy Inc.[a]	537,855	20,035,099
Chesapeake Energy Corp.[b]	1,334,684	6,006,078
Cimarex Energy Co.	215,014	19,217,951
Cobalt International Energy Inc.[a]	835,314	4,510,696
Columbia Pipeline Group Inc.	909,086	18,181,720
Concho Resources Inc.[a]	293,595	27,263,232
CONSOL Energy Inc.[b]	520,763	4,114,028
Continental Resources Inc./OKa,b	130,936	3,008,909
CVR Energy Inc.	23,619	929,408
Denbury Resources Inc.[b]	811,314	1,638,854
Diamondback Energy Inc.[a]	151,355	10,125,650
Energen Corp.	179,205	7,345,613
EP Energy Corp. Class Aa,b	77,607	339,919
EQT Corp.	346,379	18,056,737
Golar LNG Ltd.	205,448	3,244,024

505

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2015

Security	Shares	Value

Gulfport Energy Corp.[a]	246,073	$6,046,014
Hess Corp.	573,176	27,787,572
HollyFrontier Corp.	353,921	14,117,909
Kosmos Energy Ltd.[a,b]	360,404	1,874,101
Laredo Petroleum Inc.[a,b]	280,673	2,242,577
Marathon Oil Corp.	1,534,513	19,319,519
Murphy Oil Corp.	404,751	9,086,660
Newfield Exploration Co.[a]	370,208	12,053,972
Noble Energy Inc.	975,522	32,123,939
ONEOK Inc.	261,209	6,441,414
PBF Energy Inc.	219,923	8,095,366
Pioneer Natural Resources Co.	339,392	42,552,969
QEP Resources Inc.	402,140	5,388,676
Range Resources Corp.[b]	359,164	8,839,026
SM Energy Co.[b]	153,447	3,016,768
Southwestern Energy Co.[a,b]	874,963	6,220,987
Targa Resources Corp.	65,588	1,774,811
Teekay Corp.	65,074	642,280
Tesoro Corp.	268,620	28,304,489
Whiting Petroleum Corp.[a,b]	464,703	4,386,796
World Fuel Services Corp.	134,589	5,176,293
WPX Energy Inc.[a,b]	534,277	3,066,750

		397,712,993
PAPER & FOREST PRODUCTS — 0.08%
Domtar Corp.	144,970	5,356,642

		5,356,642
PERSONAL PRODUCTS — 0.30%
Avon Products Inc.[b]	992,073	4,017,896
Edgewell Personal Care Co.	141,549	11,093,195
Herbalife Ltd.[a]	24,770	1,328,167
Nu Skin Enterprises Inc. Class Ab	105,578	4,000,351

		20,439,609
PHARMACEUTICALS — 1.06%
Endo International PLC[a]	328,913	20,136,054
Mallinckrodt PLC[a,b]	161,193	12,029,833
Perrigo Co. PLC	270,990	39,212,253

		71,378,140
PROFESSIONAL SERVICES — 0.77%
Dun & Bradstreet Corp. (The)	57,721	5,998,944
IHS Inc. Class Aa	22,473	2,661,477
ManpowerGroup Inc.	167,390	14,109,303

Security	Shares	Value

Nielsen Holdings PLC	260,296	$12,129,794
Towers Watson & Co. Class A	129,557	16,642,892
TransUnion[a]	16,520	455,456

		51,997,866
REAL ESTATE INVESTMENT TRUSTS (REITS) — 15.00%
Alexandria Real Estate Equities Inc.	163,807	14,801,601
American Campus Communities Inc.[b]	255,391	10,557,864
American Capital Agency Corp.	802,175	13,909,714
American Homes 4 Rent Class A	376,926	6,279,587
Annaly Capital Management Inc.[b]	2,154,638	20,210,504
Apartment Investment & Management Co. Class A	355,345	14,224,460
Apple Hospitality REIT Inc.[b]	398,999	7,968,010
AvalonBay Communities Inc.[b]	300,477	55,326,830
BioMed Realty Trust Inc.	462,937	10,966,978
Boston Properties Inc.[b]	30,447	3,883,210
Brandywine Realty Trust	409,358	5,591,830
Brixmor Property Group Inc.[b]	393,519	10,160,661
Camden Property Trust	197,464	15,157,337
Care Capital Properties Inc.	188,203	5,753,366
CBL & Associates Properties Inc.	380,020	4,700,847
Chimera Investment Corp.	430,005	5,865,268
Columbia Property Trust Inc.	249,857	5,866,642
Communications Sales & Leasing Inc./CSL Capital LLC[a,b]	274,592	5,132,124
Corporate Office Properties Trust	215,145	4,696,615
Corrections Corp. of America	266,201	7,051,664
DDR Corp.	688,759	11,598,702
Digital Realty Trust Inc.[b]	141,775	10,721,026
Douglas Emmett Inc.	331,719	10,342,998
Duke Realty Corp.	784,533	16,490,884
Empire State Realty Trust Inc. Class Ab	134,271	2,426,277
Equity Commonwealth[a]	295,065	8,182,152
Essex Property Trust Inc.	148,569	35,568,904
Four Corners Property Trust Inc.[a]	76,432	1,846,597
Gaming and Leisure Properties Inc.[b]	173,451	4,821,938
General Growth Properties Inc.	1,311,737	35,692,364
HCP Inc.[b]	1,049,496	40,132,727
Healthcare Trust of America Inc. Class Ab	256,891	6,928,350
Hospitality Properties Trust[b]	340,846	8,913,123
Host Hotels & Resorts Inc.[b]	1,722,482	26,422,874
Iron Mountain Inc.	291,186	7,864,934

506

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2015

Security	Shares	Value

Kilroy Realty Corp.[b]	200,223	$12,670,111
Kimco Realty Corp.	938,360	24,829,006
Liberty Property Trust[b]	339,872	10,553,026
Macerich Co. (The)	359,783	29,030,890
MFA Financial Inc.[b]	842,733	5,562,038
Mid-America Apartment Communities Inc.	171,320	15,557,569
National Retail Properties Inc.[b]	304,732	12,204,517
NorthStar Realty Europe Corp.	138,134	1,631,363
NorthStar Realty Finance Corp.	414,983	7,067,160
Omega Healthcare Investors Inc.[b]	302,518	10,582,080
Outfront Media Inc.	312,560	6,823,185
Paramount Group Inc.[b]	406,247	7,353,071
Piedmont Office Realty Trust Inc. Class Ab	331,038	6,249,997
Plum Creek Timber Co. Inc.	235,635	11,244,502
Post Properties Inc.	82,367	4,872,832
Prologis Inc.	1,191,241	51,128,064
Rayonier Inc.	288,608	6,407,098
Realty Income Corp.[b]	567,400	29,294,862
Regency Centers Corp.	214,473	14,609,901
Retail Properties of America Inc. Class A	539,497	7,968,371
Senior Housing Properties Trust	534,161	7,926,949
SL Green Realty Corp.[b]	226,393	25,577,881
Spirit Realty Capital Inc.	1,003,949	10,059,569
Starwood Property Trust Inc.[b]	541,514	11,133,528
Taubman Centers Inc.	88,363	6,779,209
Two Harbors Investment Corp.	833,888	6,754,493
UDR Inc.	588,808	22,121,517
Ventas Inc.[b]	752,165	42,444,671
VEREIT Inc.	2,058,080	16,299,994
Vornado Realty Trust	427,988	42,781,680
Weingarten Realty Investors	281,795	9,744,471
Welltower Inc.[b]	437,613	29,770,812
Weyerhaeuser Co.	1,075,760	32,251,285
WP Carey Inc.	237,241	13,997,219
WP GLIMCHER Inc.	421,702	4,474,258

		1,013,816,141

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.43%
Forest City Enterprises Inc. Class Aa	498,948	$10,941,929
Howard Hughes Corp. (The)[a,b]	53,848	6,093,440
Jones Lang LaSalle Inc.	27,773	4,439,792
Realogy Holdings Corp.[a]	211,972	7,773,013
RMR Group Inc. (The)[b]	11,551	166,450

		29,414,624
ROAD & RAIL — 0.49%
AMERCO	8,673	3,378,134
Genesee & Wyoming Inc. Class Aa,b	78,818	4,231,738
Kansas City Southern	251,333	18,767,035
Ryder System Inc.	121,264	6,891,433

		33,268,340
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.33%
Analog Devices Inc.	60,774	3,362,018
Applied Materials Inc.	1,065,937	19,901,044
Cree Inc.[a,b]	234,421	6,252,008
Cypress Semiconductor Corp.	754,994	7,406,491
First Solar Inc.[a]	171,795	11,336,752
Lam Research Corp.	102,994	8,179,783
Marvell Technology Group Ltd.	1,030,291	9,087,167
Maxim Integrated Products Inc.	422,959	16,072,442
NVIDIA Corp.	1,222,995	40,309,915
ON Semiconductor Corp.[a]	74,643	731,501
SunEdison Inc.[a,b]	49,128	250,062
SunPower Corp.[a,b]	114,960	3,449,950
Teradyne Inc.	487,900	10,084,893
Xilinx Inc.	452,252	21,242,276

		157,666,302
SOFTWARE — 2.25%
Activision Blizzard Inc.	1,147,012	44,400,834
ANSYS Inc.[a,b]	165,544	15,312,820
Autodesk Inc.[a]	133,069	8,107,894
CA Inc.	680,560	19,436,794
Nuance Communications Inc.[a,b]	575,530	11,447,292
SS&C Technologies Holdings Inc.	19,433	1,326,691

507

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2015

Security	Shares	Value

Symantec Corp.	1,547,503	$32,497,563
Synopsys Inc.[a]	326,895	14,909,681
Zynga Inc. Class Aa,b	1,749,085	4,687,548

		152,127,117
SPECIALTY RETAIL — 1.16%
Aaron’s Inc.	125,854	2,817,871
Best Buy Co. Inc.	690,005	21,010,652
Cabela’s Inc.[a,b]	104,076	4,863,471
CST Brands Inc.	31,011	1,213,771
Dick’s Sporting Goods Inc.	64,978	2,296,972
DSW Inc. Class Ab	157,142	3,749,408
Foot Locker Inc.	42,930	2,794,314
GameStop Corp. Class Ab	243,781	6,835,619
Murphy USA Inc.[a,b]	96,699	5,873,497
Office Depot Inc.[a]	1,025,084	5,781,474
Penske Automotive Group Inc.	60,488	2,561,062
Staples Inc.	1,456,748	13,795,404
Tiffany & Co.	63,231	4,823,893

		78,417,408
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.40%
3D Systems Corp.[a,b]	161,626	1,404,530
Lexmark International Inc. Class A	139,507	4,527,002
NCR Corp.[a]	385,483	9,428,914
NetApp Inc.	469,409	12,453,421
SanDisk Corp.	472,586	35,911,810
Western Digital Corp.	510,802	30,673,660

		94,399,337
TEXTILES, APPAREL & LUXURY GOODS — 0.69%
Coach Inc.	540,228	17,681,662
Fossil Group Inc.[a,b]	17,844	652,377
PVH Corp.	187,961	13,843,328
Ralph Lauren Corp.	128,559	14,331,757

		46,509,124
THRIFTS & MORTGAGE FINANCE — 0.31%
New York Community Bancorp. Inc.	1,102,578	17,994,073
TFS Financial Corp.	150,187	2,828,021

		20,822,094
TRADING COMPANIES & DISTRIBUTORS — 0.36%
Air Lease Corp.	220,973	7,398,176
GATX Corp.	99,916	4,251,426
MSC Industrial Direct Co. Inc. Class A	75,082	4,224,864

Security	Shares	Value

NOW Inc.[a,b]	243,956	$3,859,384
WESCO International Inc.[a,b]	100,637	4,395,824

		24,129,674
TRANSPORTATION INFRASTRUCTURE — 0.17%
Macquarie Infrastructure Corp.	157,163	11,410,034

		11,410,034
WATER UTILITIES — 0.54%
American Water Works Co. Inc.	409,130	24,445,517
Aqua America Inc.	402,652	11,999,030

		36,444,547
WIRELESS TELECOMMUNICATION SERVICES — 0.42%
SBA Communications Corp. Class Aa	149,232	15,679,806
Sprint Corp.[a,b]	1,689,727	6,116,812
Telephone & Data Systems Inc.	213,890	5,537,612
U.S. Cellular Corp.[a]	30,235	1,233,890

		28,568,120

TOTAL COMMON STOCKS
(Cost: $6,678,549,023)		6,740,185,989

SHORT-TERM INVESTMENTS — 4.75%

MONEY MARKET FUNDS — 4.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	299,170,447	299,170,447
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	15,012,594	15,012,594
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	6,833,215	6,833,215

		321,016,256

TOTAL SHORT-TERM INVESTMENTS
(Cost: $321,016,256)		321,016,256

TOTAL INVESTMENTS IN SECURITIES — 104.45%
(Cost: $6,999,565,279)		7,061,202,245
Other Assets, Less Liabilities — (4.45)%		(301,018,355)

NET ASSETS — 100.00%		$6,760,183,890

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

508

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2015

Open futures contracts as of December 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	69	Mar. 2016	Chicago Mercantile	$7,022,130	$(12,223)
S&P MidCap 400 E-Mini	81	Mar. 2016	Chicago Mercantile	11,287,350	(55,020)

Net unrealized depreciation					$(67,243)

See accompanying notes to schedules of investments.

509

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 3.24%
Boeing Co. (The)	4,683	$677,115
General Dynamics Corp.	1,981	272,110
Honeywell International Inc.	5,294	548,300
Lockheed Martin Corp.	1,838	399,122
Northrop Grumman Corp.	1,230	232,236
Precision Castparts Corp.	934	216,697
Raytheon Co.	2,063	256,905
United Technologies Corp.	6,028	579,110

		3,181,595
AIR FREIGHT & LOGISTICS — 0.76%
FedEx Corp.	1,917	285,614
United Parcel Service Inc. Class B	4,751	457,189

		742,803
AIRLINES — 0.47%
American Airlines Group Inc.	4,289	181,639
Delta Air Lines Inc.	5,511	279,353

		460,992
AUTO COMPONENTS — 0.18%
Johnson Controls Inc.	4,425	174,743

		174,743
AUTOMOBILES — 0.92%
Ford Motor Co.	26,484	373,159
General Motors Co.	10,902	370,777
Tesla Motors Inc.[a,b]	659	158,167

		902,103
BANKS — 6.77%
Bank of America Corp.	71,108	1,196,747
BB&T Corp.	5,238	198,049
Citigroup Inc.	20,544	1,063,152
JPMorgan Chase & Co.	25,127	1,659,136
PNC Financial Services Group Inc. (The)[c]	3,516	335,110
U.S. Bancorp.	11,345	484,091
Wells Fargo & Co.	31,544	1,714,732

		6,651,017
BEVERAGES — 2.18%
Coca-Cola Co. (The)	26,551	1,140,631
PepsiCo Inc.	9,995	998,700

		2,139,331
BIOTECHNOLOGY — 4.61%
AbbVie Inc.	11,209	664,021
Alexion Pharmaceuticals Inc.[a]	1,459	278,304
Amgen Inc.	5,149	835,837

Security	Shares	Value

Baxalta Inc.	3,678	$143,552
Biogen Inc.[a]	1,509	462,282
Celgene Corp.[a]	5,370	643,111
Gilead Sciences Inc.	9,951	1,006,942
Regeneron Pharmaceuticals Inc.[a]	533	289,350
Vertex Pharmaceuticals Inc.[a]	1,645	206,991

		4,530,390
CAPITAL MARKETS — 2.03%
Bank of New York Mellon Corp. (The)	7,615	313,890
BlackRock Inc.[c]	847	288,421
Charles Schwab Corp. (The)	7,739	254,845
Franklin Resources Inc.	2,621	96,505
Goldman Sachs Group Inc. (The)	2,925	527,173
Morgan Stanley	10,403	330,919
State Street Corp.	2,778	184,348

		1,996,101
CHEMICALS — 2.13%
Air Products & Chemicals Inc.	1,450	188,660
Chemours Co. (The)	1,223	6,555
Dow Chemical Co. (The)	7,592	390,836
Ecolab Inc.	1,782	203,825
EI du Pont de Nemours & Co.	6,119	407,525
LyondellBasell Industries NV Class A	2,488	216,207
Monsanto Co.	2,972	292,802
PPG Industries Inc.	1,836	181,434
Praxair Inc.	1,945	199,168

		2,087,012
COMMERCIAL SERVICES & SUPPLIES — 0.17%
Waste Management Inc.	3,094	165,127

		165,127
COMMUNICATIONS EQUIPMENT — 1.47%
Cisco Systems Inc.	34,437	935,137
QUALCOMM Inc.	10,179	508,797

		1,443,934
CONSUMER FINANCE — 0.85%
American Express Co.	5,853	407,076
Capital One Financial Corp.	3,713	268,005
Discover Financial Services	2,989	160,270

		835,351
DIVERSIFIED FINANCIAL SERVICES — 1.89%
Berkshire Hathaway Inc. Class Ba	12,593	1,662,780
CME Group Inc./IL	2,166	196,239

		1,859,019
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.74%
AT&T Inc.	41,216	1,418,243
Verizon Communications Inc.	27,615	1,276,365

		2,694,608

510

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

December 31, 2015

Security	Shares	Value

ELECTRIC UTILITIES — 1.33%
American Electric Power Co. Inc.	3,304	$192,524
Duke Energy Corp.	4,696	335,248
Exelon Corp.	6,251	173,590
NextEra Energy Inc.	3,016	313,332
Southern Co. (The)	6,173	288,835

		1,303,529
ELECTRICAL EQUIPMENT — 0.39%
Eaton Corp. PLC	3,155	164,186
Emerson Electric Co.	4,513	215,857

		380,043
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.15%
Corning Inc.	8,049	147,136

		147,136
ENERGY EQUIPMENT & SERVICES — 0.95%
Baker Hughes Inc.	2,937	135,542
Halliburton Co.	5,742	195,458
Schlumberger Ltd.	8,592	599,292

		930,292
FOOD & STAPLES RETAILING — 2.71%
Costco Wholesale Corp.	2,980	481,270
CVS Health Corp.	7,641	747,061
Kroger Co. (The)	6,626	277,166
Wal-Mart Stores Inc.	10,697	655,726
Walgreens Boots Alliance Inc.	5,822	495,772

		2,656,995
FOOD PRODUCTS — 1.19%
Archer-Daniels-Midland Co.	4,192	153,763
General Mills Inc.	4,027	232,197
Kraft Heinz Co. (The)	4,001	291,113
Mondelez International Inc. Class A	11,016	493,957

		1,171,030
HEALTH CARE EQUIPMENT & SUPPLIES — 1.80%
Abbott Laboratories	10,082	452,783
Baxter International Inc.	3,678	140,316
Becton Dickinson and Co.	1,414	217,883
Medtronic PLC	9,650	742,278
Stryker Corp.	2,280	211,903

		1,765,163
HEALTH CARE PROVIDERS & SERVICES — 2.80%
Aetna Inc.	2,361	255,271
Anthem Inc.	1,777	247,785
Cardinal Health Inc.	2,234	199,429
Cigna Corp.	1,740	254,614
Express Scripts Holding Co.[a]	4,575	399,901
HCA Holdings Inc.[a]	2,167	146,554
Humana Inc.	1,012	180,652
McKesson Corp.	1,563	308,271

Security	Shares	Value

UnitedHealth Group Inc.	6,446	$758,308

		2,750,785
HOTELS, RESTAURANTS & LEISURE — 1.89%
Carnival Corp.	2,870	156,357
Las Vegas Sands Corp.	2,471	108,329
McDonald’s Corp.	6,491	766,847
Starbucks Corp.	10,157	609,725
Yum! Brands Inc.	2,921	213,379

		1,854,637
HOUSEHOLD PRODUCTS — 2.22%
Colgate-Palmolive Co.	6,126	408,114
Kimberly-Clark Corp.	2,460	313,158
Procter & Gamble Co. (The)	18,369	1,458,682

		2,179,954
INDUSTRIAL CONGLOMERATES — 3.06%
3M Co.	4,296	647,149
Danaher Corp.	4,035	374,771
General Electric Co.	63,675	1,983,476

		3,005,396
INSURANCE — 2.37%
ACE Ltd.	2,206	257,771
Aflac Inc.	2,930	175,507
Allstate Corp. (The)	2,635	163,607
American International Group Inc.	8,377	519,123
Chubb Corp. (The)	1,558	206,653
Marsh & McLennan Companies Inc.	3,626	201,062
MetLife Inc.	6,361	306,664
Prudential Financial Inc.	3,060	249,114
Travelers Companies Inc. (The)	2,151	242,762

		2,322,263
INTERNET & CATALOG RETAIL — 2.57%
Amazon.com Inc.[a]	2,581	1,744,472
Netflix Inc.[a]	2,881	329,529
Priceline Group Inc. (The)[a]	350	446,232

		2,520,233
INTERNET SOFTWARE & SERVICES — 5.09%
Alphabet Inc. Class Aa	1,952	1,518,676
Alphabet Inc. Class Ca	1,992	1,511,689
eBay Inc.[a]	8,242	226,490
Facebook Inc. Class Aa	14,652	1,533,478
Yahoo! Inc.[a]	6,338	210,802

		5,001,135
IT SERVICES — 3.86%
Accenture PLC Class A	4,254	444,543
Automatic Data Processing Inc.	3,173	268,817
Cognizant Technology Solutions Corp. Class Aa	4,123	247,463
International Business Machines Corp.	6,149	846,225
MasterCard Inc. Class A	6,770	659,127

511

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

December 31, 2015

Security	Shares	Value

PayPal Holdings Inc.[a]	8,227	$297,817
Visa Inc. Class A	13,254	1,027,848

		3,791,840
LIFE SCIENCES TOOLS & SERVICES — 0.58%
Illumina Inc.[a]	974	186,954
Thermo Fisher Scientific Inc.	2,701	383,137

		570,091
MACHINERY — 0.76%
Caterpillar Inc.	4,102	278,772
Cummins Inc.	1,225	107,812
Deere & Co.	2,255	171,989
Illinois Tool Works Inc.	2,022	187,399

		745,972
MEDIA — 3.68%
CBS Corp. Class B NVS	3,326	156,754
Comcast Corp. Class A	16,956	956,827
DISH Network Corp. Class Aa	1,471	84,112
Thomson Reuters Corp.	2,228	84,330
Time Warner Cable Inc.	1,918	355,962
Time Warner Inc.	5,593	361,699
Twenty-First Century Fox Inc. Class A	8,010	217,551
Twenty-First Century Fox Inc. Class B	3,268	88,988
Viacom Inc. Class A	70	3,079
Viacom Inc. Class B NVS	2,342	96,397
Walt Disney Co. (The)	11,489	1,207,264

		3,612,963
METALS & MINING — 0.02%
Southern Copper Corp.[b]	771	20,138

		20,138
MULTI-UTILITIES — 0.45%
Dominion Resources Inc./VA	4,033	272,792
PG&E Corp.	3,242	172,442

		445,234
MULTILINE RETAIL — 0.32%
Target Corp.	4,337	314,910

		314,910
OIL, GAS & CONSUMABLE FUELS — 5.98%
Anadarko Petroleum Corp.	3,436	166,921
Apache Corp.	2,549	113,354
Chevron Corp.	12,733	1,145,461
ConocoPhillips	8,350	389,861
Devon Energy Corp.	2,784	89,088
EOG Resources Inc.	3,705	262,277
Exxon Mobil Corp.	28,309	2,206,687
Kinder Morgan Inc./DE	12,133	181,024
Marathon Petroleum Corp.	3,667	190,097
Occidental Petroleum Corp.	5,211	352,316

Security	Shares	Value

Phillips 66	3,676	$300,697
Spectra Energy Corp.	4,529	108,424
Valero Energy Corp.	3,247	229,595
Williams Companies Inc. (The)	5,064	130,145

		5,865,947
PERSONAL PRODUCTS — 0.13%
Estee Lauder Companies Inc. (The) Class A	1,418	124,869

		124,869
PHARMACEUTICALS — 6.73%
Allergan PLC[a]	2,658	830,625
Bristol-Myers Squibb Co.	11,288	776,501
Eli Lilly & Co.	6,626	558,307
Johnson & Johnson	18,776	1,928,671
Merck & Co. Inc.	19,130	1,010,446
Mylan NVa	2,840	153,559
Pfizer Inc.	41,693	1,345,850

		6,603,959
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.15%
American Tower Corp.	2,858	277,083
Equity Residential	2,465	201,119
Public Storage	979	242,498
Simon Property Group Inc.	2,108	409,880

		1,130,580
ROAD & RAIL — 0.83%
CSX Corp.	6,672	173,138
Norfolk Southern Corp.	2,059	174,171
Union Pacific Corp.	5,930	463,726

		811,035
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.10%
Avago Technologies Ltd.	1,733	251,545
Broadcom Corp. Class A	3,733	215,842
Intel Corp.	32,122	1,106,603
Micron Technology Inc.[a]	7,309	103,496
Texas Instruments Inc.	7,046	386,191

		2,063,677
SOFTWARE — 4.61%
Adobe Systems Inc.[a]	3,398	319,208
Microsoft Corp.	54,770	3,038,640
Oracle Corp.	21,455	783,751
salesforce.com inc.[a]	4,454	349,194
VMware Inc. Class Aa	553	31,283

		4,522,076
SPECIALTY RETAIL — 2.02%
Home Depot Inc. (The)	8,796	1,163,271
Lowe’s Companies Inc.	6,445	490,078
TJX Companies Inc. (The)	4,622	327,746

		1,981,095

512

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

December 31, 2015

Security	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.86%
Apple Inc.	39,005	$4,105,666
EMC Corp./MA	13,184	338,565
Hewlett Packard Enterprise Co.	12,252	186,231
HP Inc.	12,255	145,099

		4,775,561
TEXTILES, APPAREL & LUXURY GOODS — 0.73%
NIKE Inc. Class B	9,216	576,000
VF Corp.	2,284	142,179

		718,179
TOBACCO — 1.99%
Altria Group Inc.	13,317	775,182
Philip Morris International Inc.	10,490	922,176
Reynolds American Inc.	5,578	257,425

		1,954,783
WIRELESS TELECOMMUNICATION SERVICES — 0.07%
T-Mobile U.S. Inc.[a]	1,855	72,568

		72,568

TOTAL COMMON STOCKS (Cost: $99,881,429)		97,978,194

SHORT-TERM INVESTMENTS — 0.24%

MONEY MARKET FUNDS — 0.24%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.38%[c,d,e]	153,411	153,411
BlackRock Cash Funds: Prime,
SL Agency Shares
0.36%[c,d,e]	7,698	7,698
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.18%[c,d]	78,554	78,554

		239,663

TOTAL SHORT-TERM INVESTMENTS (Cost: $239,663)		239,663

TOTAL INVESTMENTS IN SECURITIES — 100.04% (Cost: $100,121,092)		98,217,857
Other Assets, Less Liabilities — (0.04)%		(43,986)

NET ASSETS — 100.00%		$98,173,871

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

513

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 GROWTH ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 3.43%
Boeing Co. (The)	51,950	$7,511,450
General Dynamics Corp.	6,702	920,587
Honeywell International Inc.	58,724	6,082,045
Lockheed Martin Corp.	14,637	3,178,425
Northrop Grumman Corp.	4,178	788,848
Precision Castparts Corp.	1,986	460,772
United Technologies Corp.	6,143	590,158

		19,532,285
AIR FREIGHT & LOGISTICS — 1.09%
FedEx Corp.	7,732	1,151,991
United Parcel Service Inc. Class B	52,702	5,071,513

		6,223,504
AIRLINES — 0.90%
American Airlines Group Inc.	47,353	2,005,400
Delta Air Lines Inc.	61,325	3,108,564

		5,113,964
AUTO COMPONENTS — 0.07%
Johnson Controls Inc.	10,762	424,991

		424,991
AUTOMOBILES — 0.31%
Tesla Motors Inc.[a,b]	7,314	1,755,433

		1,755,433
BEVERAGES — 4.16%
Coca-Cola Co. (The)	294,577	12,655,028
PepsiCo Inc.	110,886	11,079,729

		23,734,757
BIOTECHNOLOGY — 8.71%
AbbVie Inc.	124,349	7,366,435
Alexion Pharmaceuticals Inc.[a]	16,209	3,091,867
Amgen Inc.	57,118	9,271,965
Baxalta Inc.	25,935	1,012,243
Biogen Inc.[a]	16,747	5,130,443
Celgene Corp.[a]	59,585	7,135,900
Gilead Sciences Inc.	110,402	11,171,578
Regeneron Pharmaceuticals Inc.[a]	5,894	3,199,676
Vertex Pharmaceuticals Inc.[a]	18,311	2,304,073

		49,684,180
CAPITAL MARKETS — 0.60%
Bank of New York Mellon Corp. (The)	9,086	374,525
BlackRock Inc.[c]	2,992	1,018,836

Security	Shares	Value

Charles Schwab Corp. (The)	60,852	$2,003,856

		3,397,217
CHEMICALS — 2.84%
Air Products & Chemicals Inc.	13,258	1,724,998
Chemours Co. (The)	6,277	33,645
Dow Chemical Co. (The)	11,019	567,258
Ecolab Inc.	19,833	2,268,499
EI du Pont de Nemours & Co.	31,419	2,092,506
LyondellBasell Industries NV Class A	27,468	2,386,969
Monsanto Co.	33,043	3,255,396
PPG Industries Inc.	20,423	2,018,201
Praxair Inc.	18,043	1,847,603

		16,195,075
COMMERCIAL SERVICES & SUPPLIES — 0.03%
Waste Management Inc.	2,869	153,119

		153,119
COMMUNICATIONS EQUIPMENT — 0.15%
QUALCOMM Inc.	17,212	860,342

		860,342
CONSUMER FINANCE — 0.15%
American Express Co.	12,579	874,870

		874,870
DIVERSIFIED FINANCIAL SERVICES — 0.21%
Berkshire Hathaway Inc. Class Ba	9,094	1,200,772

		1,200,772
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.71%
AT&T Inc.	67,226	2,313,247
Verizon Communications Inc.	284,329	13,141,686

		15,454,933
ELECTRICAL EQUIPMENT — 0.29%
Emerson Electric Co.	34,593	1,654,583

		1,654,583
ENERGY EQUIPMENT & SERVICES — 0.14%
Schlumberger Ltd.	11,529	804,148

		804,148
FOOD & STAPLES RETAILING — 2.97%
Costco Wholesale Corp.	33,053	5,338,059
CVS Health Corp.	78,576	7,682,376
Kroger Co. (The)	73,653	3,080,905
Walgreens Boots Alliance Inc.	9,734	828,899

		16,930,239
FOOD PRODUCTS — 1.02%
General Mills Inc.	44,781	2,582,073
Kraft Heinz Co. (The)	44,469	3,235,564

		5,817,637

514

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

December 31, 2015

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 0.81%
Baxter International Inc.	25,926	$989,077
Becton Dickinson and Co.	15,730	2,423,836
Stryker Corp.	12,840	1,193,349

		4,606,262
HEALTH CARE PROVIDERS & SERVICES — 4.07%
Aetna Inc.	6,458	698,239
Anthem Inc.	3,946	550,230
Cardinal Health Inc.	22,448	2,003,933
Cigna Corp.	19,335	2,829,291
Express Scripts Holding Co.[a]	42,642	3,727,337
HCA Holdings Inc.[a]	1,874	126,739
Humana Inc.	10,420	1,860,074
McKesson Corp.	17,396	3,431,013
UnitedHealth Group Inc.	67,935	7,991,873

		23,218,729
HOTELS, RESTAURANTS & LEISURE — 3.31%
Las Vegas Sands Corp.	27,467	1,204,153
McDonald’s Corp.	72,007	8,506,907
Starbucks Corp.	112,723	6,766,762
Yum! Brands Inc.	32,485	2,373,029

		18,850,851
HOUSEHOLD PRODUCTS — 1.18%
Colgate-Palmolive Co.	59,598	3,970,419
Kimberly-Clark Corp.	21,691	2,761,264
		6,731,683

INDUSTRIAL CONGLOMERATES — 1.40%
3M Co.	47,654	7,178,598
Danaher Corp.	8,668	805,084

		7,983,682
INSURANCE — 0.24%
Marsh & McLennan Companies Inc.	24,202	1,342,001

		1,342,001
INTERNET & CATALOG RETAIL — 4.91%
Amazon.com Inc.[a]	28,635	19,354,110
Netflix Inc.[a]	31,880	3,646,435
Priceline Group Inc. (The)[a]	3,893	4,963,380

		27,963,925
INTERNET SOFTWARE & SERVICES — 9.32%
Alphabet Inc. Class Aa	21,656	16,848,585
Alphabet Inc. Class Ca	22,099	16,770,489
eBay Inc.[a]	91,261	2,507,852
Facebook Inc. Class Aa	162,567	17,014,262

		53,141,188

Security	Shares	Value

IT SERVICES — 6.54%
Accenture PLC Class A	47,188	$4,931,146
Automatic Data Processing Inc.	28,324	2,399,609
Cognizant Technology Solutions Corp. Class Aa	45,865	2,752,817
International Business Machines Corp.	37,859	5,210,155
MasterCard Inc. Class A	75,099	7,311,639
PayPal Holdings Inc.[a]	91,263	3,303,721
Visa Inc. Class Ab	147,047	11,403,495

		37,312,582
LIFE SCIENCES TOOLS & SERVICES — 0.61%
Illumina Inc.[a]	10,817	2,076,269
Thermo Fisher Scientific Inc.	10,058	1,426,727

		3,502,996
MACHINERY — 0.68%
Caterpillar Inc.	7,889	536,136
Cummins Inc.	10,119	890,573
Deere & Co.	4,513	344,207
Illinois Tool Works Inc.	22,461	2,081,686

		3,852,602
MEDIA — 6.10%
CBS Corp. Class B NVS	36,921	1,740,087
Comcast Corp. Class A	169,869	9,585,708
DISH Network Corp. Class Aa	10,988	628,294
Time Warner Cable Inc.	21,237	3,941,375
Time Warner Inc.	31,903	2,063,167
Twenty-First Century Fox Inc. Class A	60,225	1,635,711
Twenty-First Century Fox Inc. Class B	24,570	669,041
Viacom Inc. Class A	770	33,872
Viacom Inc. Class B NVS	26,070	1,073,041
Walt Disney Co. (The)	127,465	13,394,022

		34,764,318
METALS & MINING — 0.01%
Southern Copper Corp.[b]	2,803	73,214

		73,214
MULTI-UTILITIES — 0.03%
Dominion Resources Inc./VA	2,242	151,649

		151,649
MULTILINE RETAIL — 0.05%
Target Corp.	3,973	288,480

		288,480
OIL, GAS & CONSUMABLE FUELS — 0.33%
EOG Resources Inc.	3,538	250,455
Marathon Petroleum Corp.	3,063	158,786
Williams Companies Inc. (The)	56,266	1,446,036

		1,855,277

515

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

December 31, 2015

Security	Shares	Value

PERSONAL PRODUCTS — 0.24%
Estee Lauder Companies Inc. (The) Class A	15,781	$1,389,675

		1,389,675
PHARMACEUTICALS — 4.29%
Allergan PLC[a]	13,327	4,164,688
Bristol-Myers Squibb Co.	125,230	8,614,572
Eli Lilly & Co.	73,507	6,193,700
Johnson & Johnson	26,873	2,760,395
Merck & Co. Inc.	24,237	1,280,198
Mylan NVa	26,807	1,449,454

		24,463,007
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.77%
American Tower Corp.	31,785	3,081,556
Public Storage	9,935	2,460,899
Simon Property Group Inc.	23,384	4,546,785

		10,089,240
ROAD & RAIL — 0.99%
CSX Corp.	19,129	496,397
Union Pacific Corp.	65,778	5,143,840

		5,640,237
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.44%
Avago Technologies Ltd.	19,277	2,798,057
Broadcom Corp. Class A	3,030	175,195
Intel Corp.	24,932	858,907
Micron Technology Inc.[a]	6,414	90,822
Texas Instruments Inc.	78,156	4,283,730

		8,206,711
SOFTWARE — 5.63%
Adobe Systems Inc.[a]	37,582	3,530,453
Microsoft Corp.	344,573	19,116,910
Oracle Corp.	142,813	5,216,959
salesforce.com inc.[a]	49,281	3,863,630
VMware Inc. Class Aa	6,149	347,849

		32,075,801
SPECIALTY RETAIL — 3.85%
Home Depot Inc. (The)	97,582	12,905,219
Lowe’s Companies Inc.	71,497	5,436,632
TJX Companies Inc. (The)	51,114	3,624,494

		21,966,345
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.04%
Apple Inc.	432,786	45,555,054
EMC Corp./MA	11,953	306,953

		45,862,007

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 1.40%
NIKE Inc. Class B	102,166	$6,385,375
VF Corp.	25,429	1,582,955

		7,968,330
TOBACCO — 2.82%
Altria Group Inc.	139,019	8,092,296
Philip Morris International Inc.	57,956	5,094,912
Reynolds American Inc.	62,031	2,862,731

		16,049,939
TOTAL COMMON STOCKS (Cost: $438,987,544)		569,162,780

SHORT-TERM INVESTMENTS — 0.99%

MONEY MARKET FUNDS — 0.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	4,987,362	4,987,362
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	250,269	250,269
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	437,828	437,828

		5,675,459

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,675,459)		5,675,459

TOTAL INVESTMENTS IN SECURITIES — 100.83% (Cost: $444,663,003)		574,838,239
Other Assets, Less Liabilities — (0.83)%		(4,751,253)

NET ASSETS — 100.00%		$570,086,986

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

516

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 VALUE ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 3.04%
General Dynamics Corp.	4,625	$635,290
Lockheed Martin Corp.	1,749	379,795
Northrop Grumman Corp.	2,902	547,927
Precision Castparts Corp.	2,556	593,018
Raytheon Co.	6,975	868,597
United Technologies Corp.	18,478	1,775,181

		4,799,808
AIR FREIGHT & LOGISTICS — 0.39%
FedEx Corp.	4,138	616,521

		616,521
AUTO COMPONENTS — 0.29%
Johnson Controls Inc.	11,690	461,638

		461,638
AUTOMOBILES — 1.59%
Ford Motor Co.	89,255	1,257,603
General Motors Co.	36,740	1,249,527

		2,507,130
BANKS — 14.21%
Bank of America Corp.	240,082	4,040,580
BB&T Corp.	17,733	670,485
Citigroup Inc.	69,361	3,589,432
JPMorgan Chase & Co.	84,837	5,601,787
PNC Financial Services Group Inc. (The)[a]	11,839	1,128,375
U.S. Bancorp.	38,295	1,634,047
Wells Fargo & Co.	106,503	5,789,503

		22,454,209
BIOTECHNOLOGY — 0.11%
Baxalta Inc.	4,550	177,587

		177,587
CAPITAL MARKETS — 3.61%
Bank of New York Mellon Corp. (The)	22,868	942,619
BlackRock Inc.[a]	1,956	666,057
Charles Schwab Corp. (The)	7,672	252,639
Franklin Resources Inc.	8,865	326,409
Goldman Sachs Group Inc. (The)	9,876	1,779,951
Morgan Stanley	35,043	1,114,718
State Street Corp.	9,410	624,448

		5,706,841
CHEMICALS — 1.34%
Air Products & Chemicals Inc.	872	113,456
Chemours Co. (The)	2,232	11,964
Dow Chemical Co. (The)	22,224	1,144,091

Security	Shares	Value

EI du Pont de Nemours & Co.	11,133	$741,458
Praxair Inc.	1,102	112,845

		2,123,814
COMMERCIAL SERVICES & SUPPLIES — 0.32%
Waste Management Inc.	9,586	511,605

		511,605
COMMUNICATIONS EQUIPMENT — 2.92%
Cisco Systems Inc.	116,265	3,157,176
QUALCOMM Inc.	29,138	1,456,463

		4,613,639
CONSUMER FINANCE — 1.62%
American Express Co.	15,922	1,107,375
Capital One Financial Corp.	12,491	901,601
Discover Financial Services	10,115	542,366

		2,551,342
DIVERSIFIED FINANCIAL SERVICES — 3.74%
Berkshire Hathaway Inc. Class Bb	39,754	5,249,118
CME Group Inc./IL	7,328	663,917

		5,913,035
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.78%
AT&T Inc.	118,703	4,084,570
Verizon Communications Inc.	6,712	310,229

		4,394,799
ELECTRIC UTILITIES — 2.78%
American Electric Power Co. Inc.	11,199	652,566
Duke Energy Corp.	15,808	1,128,533
Exelon Corp.	21,020	583,726
NextEra Energy Inc.	10,152	1,054,691
Southern Co. (The)	20,762	971,454

		4,390,970
ELECTRICAL EQUIPMENT — 0.50%
Eaton Corp. PLC	10,677	555,631
Emerson Electric Co.	4,764	227,862

		783,493
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.31%
Corning Inc.	27,041	494,309

		494,309
ENERGY EQUIPMENT & SERVICES — 1.84%
Baker Hughes Inc.	9,936	458,546
Halliburton Co.	19,450	662,078
Schlumberger Ltd.	25,514	1,779,602

		2,900,226

517

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

December 31, 2015

Security	Shares	Value

FOOD & STAPLES RETAILING — 2.42%
CVS Health Corp.	1,889	$184,687
Wal-Mart Stores Inc.	36,109	2,213,482
Walgreens Boots Alliance Inc.	16,685	1,420,811

		3,818,980
FOOD PRODUCTS — 1.38%
Archer-Daniels-Midland Co.	14,181	520,159
Mondelez International Inc. Class A	37,184	1,667,331

		2,187,490
HEALTH CARE EQUIPMENT & SUPPLIES — 2.89%
Abbott Laboratories	34,033	1,528,422
Baxter International Inc.	4,549	173,544
Medtronic PLC	32,577	2,505,823
Stryker Corp.	3,806	353,730

		4,561,519
HEALTH CARE PROVIDERS & SERVICES — 1.41%
Aetna Inc.	6,019	650,774
Anthem Inc.	4,823	672,519
Cardinal Health Inc.	726	64,810
Express Scripts Holding Co.[b]	2,471	215,990
HCA Holdings Inc.[b]	6,757	456,976
Humana Inc.	256	45,699
UnitedHealth Group Inc.	1,091	128,345

		2,235,113
HOTELS, RESTAURANTS & LEISURE — 0.34%
Carnival Corp.	9,709	528,946

		528,946
HOUSEHOLD PRODUCTS — 3.36%
Colgate-Palmolive Co.	2,547	169,681
Kimberly-Clark Corp.	1,726	219,720
Procter & Gamble Co. (The)	62,020	4,925,008

		5,314,409
INDUSTRIAL CONGLOMERATES — 4.89%
Danaher Corp.	11,001	1,021,773
General Electric Co.	214,993	6,697,032

		7,718,805
INSURANCE — 4.71%
ACE Ltd.	7,466	872,402
Aflac Inc.	9,918	594,088
Allstate Corp. (The)	8,853	549,683
American International Group Inc.	28,278	1,752,388
Chubb Corp. (The)	5,252	696,625

Security	Shares	Value

Marsh & McLennan Companies Inc.	4,935	$273,646
MetLife Inc.	21,414	1,032,369
Prudential Financial Inc.	10,355	843,000
Travelers Companies Inc. (The)	7,285	822,185

		7,436,386
INTERNET SOFTWARE & SERVICES — 0.45%
Yahoo! Inc.[b]	21,452	713,494

		713,494
IT SERVICES — 0.92%
Automatic Data Processing Inc.	2,114	179,098
International Business Machines Corp.	9,237	1,271,196

		1,450,294
LIFE SCIENCES TOOLS & SERVICES — 0.54%
Thermo Fisher Scientific Inc.	6,033	855,781

		855,781
MACHINERY — 0.85%
Caterpillar Inc.	11,398	774,608
Cummins Inc.	1,064	93,642
Deere & Co.	6,258	477,298

		1,345,548
MEDIA — 1.02%
Comcast Corp. Class A	5,552	313,299
DISH Network Corp. Class Ab	1,632	93,318
Thomson Reuters Corp.	7,534	285,162
Time Warner Inc.	9,142	591,213
Twenty-First Century Fox Inc. Class A	8,719	236,808
Twenty-First Century Fox Inc. Class B	3,577	97,402

		1,617,202
METALS & MINING — 0.03%
Southern Copper Corp.	1,759	45,945

		45,945
MULTI-UTILITIES — 0.92%
Dominion Resources Inc./VA	12,888	871,744
PG&E Corp.	10,971	583,548

		1,455,292
MULTILINE RETAIL — 0.62%
Target Corp.	13,384	971,812

		971,812
OIL, GAS & CONSUMABLE FUELS — 12.18%
Anadarko Petroleum Corp.	11,611	564,062
Apache Corp.	8,614	383,065

518

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

December 31, 2015

Security	Shares	Value

Chevron Corp.	42,988	$3,867,200
ConocoPhillips	28,185	1,315,958
Devon Energy Corp.	9,387	300,384
EOG Resources Inc.	11,469	811,890
Exxon Mobil Corp.	95,582	7,450,617
Kinder Morgan Inc./DE	40,816	608,975
Marathon Petroleum Corp.	11,487	595,486
Occidental Petroleum Corp.	17,559	1,187,164
Phillips 66	12,381	1,012,766
Spectra Energy Corp.	15,345	367,359
Valero Energy Corp.	11,007	778,305

		19,243,231
PHARMACEUTICALS — 9.40%
Allergan PLC[b]	4,917	1,536,562
Johnson & Johnson	55,215	5,671,685
Merck & Co. Inc.	57,223	3,022,519
Mylan NVb	1,464	79,158
Pfizer Inc.	140,767	4,543,959

		14,853,883
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.48%
Equity Residential	8,320	678,829
Public Storage	291	72,081

		750,910
ROAD & RAIL — 0.65%
CSX Corp.	16,757	434,844
Norfolk Southern Corp.	6,968	589,423

		1,024,267
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.83%
Broadcom Corp. Class A	11,707	676,899
Intel Corp.	100,858	3,474,558
Micron Technology Inc.[b]	22,768	322,395

		4,473,852
SOFTWARE — 3.48%
Microsoft Corp.	80,075	4,442,561
Oracle Corp.	28,972	1,058,347

		5,500,908
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.37%
EMC Corp./MA	40,754	1,046,563
Hewlett Packard Enterprise Co.	41,547	631,514
HP Inc.	41,546	491,905

		2,169,982

Security	Shares	Value

TOBACCO — 1.09%
Altria Group Inc.	2,657	$154,664
Philip Morris International Inc.	17,777	1,562,776

		1,717,440
WIRELESS TELECOMMUNICATION SERVICES — 0.16%
T-Mobile U.S. Inc.[b]	6,294	246,221

		246,221

TOTAL COMMON STOCKS
(Cost: $161,007,354)		157,638,676

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[a,c]	126,589	126,589

		126,589

TOTAL SHORT-TERM INVESTMENTS
(Cost: $126,589)		126,589

TOTAL INVESTMENTS IN SECURITIES — 99.86%
(Cost: $161,133,943)		157,765,265
Other Assets, Less Liabilities — 0.14%		226,760

NET ASSETS — 100.00%		$157,992,025

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

519

Schedule of Investments (Unaudited)

iSHARES® S&P 100 ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 3.40%
Boeing Co. (The)	258,293	$37,346,585
General Dynamics Corp.	121,874	16,740,613
Honeywell International Inc.	316,085	32,736,923
Lockheed Martin Corp.	108,386	23,536,020
Raytheon Co.	123,491	15,378,334
United Technologies Corp.	338,330	32,503,363

		158,241,838
AIR FREIGHT & LOGISTICS — 0.94%
FedEx Corp.	107,709	16,047,564
United Parcel Service Inc. Class B	285,511	27,474,723

		43,522,287
AUTOMOBILES — 0.91%
Ford Motor Co.	1,598,609	22,524,401
General Motors Co.	580,798	19,752,940

		42,277,341
BANKS — 7.89%
Bank of America Corp.	4,270,451	71,871,690
Citigroup Inc.	1,221,769	63,226,546
JPMorgan Chase & Co.	1,509,731	99,687,538
U.S. Bancorp.	674,348	28,774,429
Wells Fargo & Co.	1,906,317	103,627,392

		367,187,595
BEVERAGES — 2.77%
Coca-Cola Co. (The)	1,605,278	68,962,743
PepsiCo Inc.	597,497	59,701,900

		128,664,643
BIOTECHNOLOGY — 4.65%
AbbVie Inc.	670,458	39,717,932
Amgen Inc.	309,370	50,220,032
Biogen Inc.[a]	91,421	28,006,823
Celgene Corp.[a]	322,221	38,589,187
Gilead Sciences Inc.	591,067	59,810,070

		216,344,044
CAPITAL MARKETS — 1.83%
Bank of New York Mellon Corp. (The)	448,256	18,477,112
BlackRock Inc.[b]	51,791	17,635,871
Goldman Sachs Group Inc. (The)	162,678	29,319,456
Morgan Stanley	619,406	19,703,305

		85,135,744

Security	Shares	Value

CHEMICALS — 1.41%
Dow Chemical Co. (The)	461,200	$23,742,576
EI du Pont de Nemours & Co.	359,441	23,938,771
Monsanto Co.	180,394	17,772,417

		65,453,764
COMMUNICATIONS EQUIPMENT — 1.88%
Cisco Systems Inc.	2,081,846	56,532,528
QUALCOMM Inc.	616,465	30,814,003

		87,346,531
CONSUMER FINANCE — 0.85%
American Express Co.	343,119	23,863,926
Capital One Financial Corp.	218,211	15,750,470

		39,614,396
DIVERSIFIED FINANCIAL SERVICES — 2.18%
Berkshire Hathaway Inc. Class Ba	768,347	101,452,538

		101,452,538
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.53%
AT&T Inc.	2,523,107	86,820,112
Verizon Communications Inc.	1,668,758	77,129,995

		163,950,107
ELECTRIC UTILITIES — 0.60%
Exelon Corp.	377,154	10,473,567
Southern Co. (The)	372,786	17,442,657

		27,916,224
ELECTRICAL EQUIPMENT — 0.28%
Emerson Electric Co.	268,459	12,840,394

		12,840,394
ENERGY EQUIPMENT & SERVICES — 1.03%
Halliburton Co.	351,003	11,948,142
Schlumberger Ltd.	517,217	36,075,886

		48,024,028
FOOD & STAPLES RETAILING — 3.08%
Costco Wholesale Corp.	179,395	28,972,293
CVS Health Corp.	454,142	44,401,463
Wal-Mart Stores Inc.	643,465	39,444,404
Walgreens Boots Alliance Inc.	357,238	30,420,602

		143,238,762
FOOD PRODUCTS — 0.63%
Mondelez International Inc. Class A	651,767	29,225,232

		29,225,232

520

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 ETF

December 31, 2015

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 1.54%
Abbott Laboratories	611,803	$27,476,073
Medtronic PLC	576,704	44,360,071

		71,836,144
HEALTH CARE PROVIDERS & SERVICES — 0.99%
UnitedHealth Group Inc.	390,896	45,985,005

		45,985,005
HOTELS, RESTAURANTS & LEISURE — 1.74%
McDonald’s Corp.	376,592	44,490,579
Starbucks Corp.	608,961	36,555,929

		81,046,508
HOUSEHOLD PRODUCTS — 2.43%
Colgate-Palmolive Co.	367,859	24,506,767
Procter & Gamble Co. (The)	1,115,783	88,604,328

		113,111,095
INDUSTRIAL CONGLOMERATES — 3.41%
3M Co.	252,525	38,040,366
General Electric Co.	3,870,727	120,573,146

		158,613,512
INSURANCE — 1.36%
Allstate Corp. (The)	158,853	9,863,183
American International Group Inc.	507,336	31,439,612
MetLife Inc.	455,915	21,979,662

		63,282,457
INTERNET & CATALOG RETAIL — 2.85%
Amazon.com Inc.[a]	157,649	106,553,383
Priceline Group Inc. (The)[a]	20,418	26,031,929

		132,585,312
INTERNET SOFTWARE & SERVICES — 6.08%
Alphabet Inc. Class Aa	119,481	92,957,413
Alphabet Inc. Class Ca	121,860	92,477,116
Facebook Inc. Class Aa	931,177	97,456,985

		282,891,514
IT SERVICES — 4.19%
Accenture PLC Class A	256,252	26,778,334
International Business Machines Corp.	366,042	50,374,700
MasterCard Inc. Class A	406,114	39,539,259
PayPal Holdings Inc.[a]	455,964	16,505,897
Visa Inc. Class A	798,293	61,907,622

		195,105,812
MACHINERY — 0.35%
Caterpillar Inc.	238,795	16,228,508

		16,228,508

Security	Shares	Value

MEDIA — 3.48%
Comcast Corp. Class A	1,006,768	$56,811,918
Time Warner Inc.	327,891	21,204,711
Twenty-First Century Fox Inc. Class A	480,172	13,041,472
Twenty-First Century Fox Inc. Class B	176,328	4,801,411
Walt Disney Co. (The)	627,077	65,893,251

		161,752,763
MULTILINE RETAIL — 0.39%
Target Corp.	252,666	18,346,078

		18,346,078
OIL, GAS & CONSUMABLE FUELS — 5.89%
Anadarko Petroleum Corp.	208,410	10,124,558
Chevron Corp.	771,878	69,438,145
ConocoPhillips	506,366	23,642,229
Devon Energy Corp.	158,055	5,057,760
Exxon Mobil Corp.	1,707,334	133,086,685
Kinder Morgan Inc./DE	750,496	11,197,400
Occidental Petroleum Corp.	313,234	21,177,751

		273,724,528
PHARMACEUTICALS — 8.39%
Allergan PLC[a]	161,639	50,512,188
Bristol-Myers Squibb Co.	684,214	47,067,081
Eli Lilly & Co.	400,281	33,727,677
Johnson & Johnson	1,134,800	116,566,656
Merck & Co. Inc.	1,145,710	60,516,402
Pfizer Inc.	2,531,718	81,723,857

		390,113,861
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.53%
Simon Property Group Inc.	126,897	24,673,853

		24,673,853
ROAD & RAIL — 0.81%
Norfolk Southern Corp.	122,456	10,358,553
Union Pacific Corp.	350,300	27,393,460

		37,752,013
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.92%
Intel Corp.	1,935,393	66,674,289
Texas Instruments Inc.	416,045	22,803,426

		89,477,715
SOFTWARE — 4.94%
Microsoft Corp.	3,276,056	181,755,587
Oracle Corp.	1,313,051	47,965,753

		229,721,340

521

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 ETF

December 31, 2015

Security	Shares	Value

SPECIALTY RETAIL — 2.09%
Home Depot Inc. (The)	520,005	$68,770,661
Lowe’s Companies Inc.	375,314	28,538,877

		97,309,538
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.61%
Apple Inc.	2,286,591	240,686,569
EMC Corp./MA	795,186	20,420,376

		261,106,945
TEXTILES, APPAREL & LUXURY GOODS — 0.75%
NIKE Inc. Class B	554,569	34,660,563

		34,660,563
TOBACCO — 2.21%
Altria Group Inc.	804,131	46,808,466
Philip Morris International Inc.	635,411	55,858,981

		102,667,447

TOTAL COMMON STOCKS
(Cost: $4,734,934,921)		4,642,427,979

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[b,c]	3,557,557	3,557,557

		3,557,557

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,557,557)		3,557,557

TOTAL INVESTMENTS IN SECURITIES — 99.89%
(Cost: $4,738,492,478)		4,645,985,536
Other Assets, Less Liabilities — 0.11%		4,979,585

NET ASSETS — 100.00%		$4,650,965,121

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

522

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 ETF

December 31, 2015

Open futures contracts as of December 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	68	Mar. 2016	Chicago Mercantile	$6,920,360	$5,429

See accompanying notes to schedules of investments.

523

Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 2.96%
Boeing Co. (The)	975,141	$140,995,636
General Dynamics Corp.	206,902	28,420,059
Honeywell International Inc.	620,578	64,273,263
Lockheed Martin Corp.	241,482	52,437,816
Northrop Grumman Corp.	282,460	53,331,273
Precision Castparts Corp.	129,863	30,129,515
Raytheon Co.	260,890	32,488,632
Rockwell Collins Inc.	203,380	18,771,974

		420,848,168
AIR FREIGHT & LOGISTICS — 0.50%
CH Robinson Worldwide Inc.	107,103	6,642,528
Expeditors International of Washington Inc.	182,268	8,220,287
United Parcel Service Inc. Class B	582,175	56,022,700

		70,885,515
AIRLINES — 0.31%
Southwest Airlines Co.	1,007,423	43,379,634

		43,379,634
AUTO COMPONENTS — 0.31%
Delphi Automotive PLC	433,965	37,203,819
Goodyear Tire & Rubber Co. (The)	196,074	6,405,738

		43,609,557
BANKS — 0.05%
Huntington Bancshares Inc./OH	605,597	6,697,903

		6,697,903
BEVERAGES — 2.81%
Brown-Forman Corp. Class B	157,242	15,610,986
Coca-Cola Co. (The)	3,151,449	135,386,249
Coca-Cola Enterprises Inc.	229,063	11,279,062
Constellation Brands Inc. Class A	268,246	38,208,960
Dr Pepper Snapple Group Inc.	292,256	27,238,259
Molson Coors Brewing Co. Class B	134,105	12,595,142
Monster Beverage Corp.[a]	232,132	34,578,383
PepsiCo Inc.	1,240,656	123,966,347

		398,863,388

Security	Shares	Value

BIOTECHNOLOGY — 6.09%
AbbVie Inc.	1,392,160	$82,471,558
Alexion Pharmaceuticals Inc.[a]	348,898	66,552,293
Amgen Inc.	805,902	130,822,072
Baxalta Inc.	512,301	19,995,108
Biogen Inc.[a]	345,131	105,730,882
Celgene Corp.[a]	1,216,489	145,686,723
Gilead Sciences Inc.	2,231,480	225,803,461
Regeneron Pharmaceuticals Inc.[a]	120,219	65,263,289
Vertex Pharmaceuticals Inc.[a]	190,084	23,918,270

		866,243,656
BUILDING PRODUCTS — 0.17%
Allegion PLC	148,851	9,812,258
Masco Corp.	520,362	14,726,245

		24,538,503
CAPITAL MARKETS — 1.45%
Affiliated Managers Group Inc.[a]	51,988	8,305,603
Ameriprise Financial Inc.	129,320	13,762,234
BlackRock Inc.[b]	119,353	40,642,084
Charles Schwab Corp. (The)	1,855,227	61,092,625
E*TRADE Financial Corp.[a]	452,745	13,419,362
Morgan Stanley	1,099,830	34,985,592
Northern Trust Corp.	208,466	15,028,314
T Rowe Price Group Inc.	260,290	18,608,132

		205,843,946
CHEMICALS — 1.90%
Air Products & Chemicals Inc.	144,008	18,736,881
Airgas Inc.	72,105	9,973,564
Ecolab Inc.	411,676	47,087,501
EI du Pont de Nemours & Co.	610,984	40,691,534
International Flavors & Fragrances Inc.	124,135	14,851,511
LyondellBasell Industries NV Class A	300,407	26,105,368
Monsanto Co.	340,287	33,525,075
PPG Industries Inc.	254,163	25,116,388
Praxair Inc.	215,954	22,113,690
Sherwin-Williams Co. (The)	122,448	31,787,501

		269,989,013

524

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

December 31, 2015

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 0.48%
ADT Corp. (The)	153,544	$5,063,881
Cintas Corp.	135,193	12,309,323
Republic Services Inc.	174,687	7,684,481
Stericycle Inc.[a,c]	131,511	15,860,227
Tyco International PLC	295,314	9,417,563
Waste Management Inc.	340,520	18,173,552

		68,509,027
COMMUNICATIONS EQUIPMENT — 0.91%
Cisco Systems Inc.	3,222,463	87,505,983
F5 Networks Inc.[a]	73,244	7,101,738
Harris Corp.	108,082	9,392,326
Juniper Networks Inc.	548,848	15,148,205
Motorola Solutions Inc.	149,638	10,242,721

		129,390,973
CONSTRUCTION MATERIALS — 0.24%
Martin Marietta Materials Inc.	102,341	13,977,734
Vulcan Materials Co.	206,271	19,589,557

		33,567,291
CONSUMER FINANCE — 0.12%
Synchrony Financial[a]	541,869	16,478,236

		16,478,236
CONTAINERS & PACKAGING — 0.17%
Avery Dennison Corp.	141,349	8,856,928
Ball Corp.	112,171	8,158,197
Sealed Air Corp.	174,698	7,791,531

		24,806,656
DIVERSIFIED CONSUMER SERVICES — 0.06%
H&R Block Inc.	241,659	8,049,661

		8,049,661
DIVERSIFIED FINANCIAL SERVICES — 1.02%
CME Group Inc./IL	266,909	24,181,956
Intercontinental Exchange Inc.	183,786	47,097,000
McGraw Hill Financial Inc.	418,745	41,279,882
Moody’s Corp.	266,118	26,702,280
Nasdaq Inc.	110,575	6,432,148

		145,693,266
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.89%
Level 3 Communications Inc.[a]	182,936	9,944,401
Verizon Communications Inc.	2,520,048	116,476,619

		126,421,020

Security	Shares	Value

ELECTRICAL EQUIPMENT — 0.21%
AMETEK Inc.	368,058	$19,724,228
Rockwell Automation Inc.	97,887	10,044,185

		29,768,413
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.31%
Amphenol Corp. Class A	476,951	24,911,151
FLIR Systems Inc.	105,091	2,949,904
TE Connectivity Ltd.	251,033	16,219,242

		44,080,297
ENERGY EQUIPMENT & SERVICES — 0.13%
Cameron International Corp.[a]	295,687	18,687,418

		18,687,418
FOOD & STAPLES RETAILING — 1.55%
Costco Wholesale Corp.	298,094	48,142,181
CVS Health Corp.	788,681	77,109,341
Kroger Co. (The)	692,825	28,980,870
Walgreens Boots Alliance Inc.	768,799	65,467,079

		219,699,471
FOOD PRODUCTS — 1.78%
Campbell Soup Co.	277,782	14,597,444
ConAgra Foods Inc.	381,789	16,096,224
General Mills Inc.	573,378	33,060,975
Hershey Co. (The)	122,142	10,903,616
Hormel Foods Corp.	208,721	16,505,657
JM Smucker Co. (The)	107,681	13,281,375
Kellogg Co.	221,080	15,977,452
McCormick & Co. Inc./MD	122,737	10,501,378
Mead Johnson Nutrition Co.	152,492	12,039,243
Mondelez International Inc. Class A	2,460,625	110,334,425

		253,297,789
GAS UTILITIES — 0.05%
AGL Resources Inc.	100,784	6,431,027

		6,431,027
HEALTH CARE EQUIPMENT & SUPPLIES — 2.55%
Abbott Laboratories	970,518	43,585,963
Becton Dickinson and Co.	326,394	50,294,051
Boston Scientific Corp.[a]	2,084,072	38,430,288
CR Bard Inc.	114,340	21,660,570
DENTSPLY International Inc.	117,248	7,134,541
Edwards Lifesciences Corp.[a]	334,877	26,448,585
Intuitive Surgical Inc.[a]	36,996	20,205,735

525

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

December 31, 2015

Security	Shares	Value

Medtronic PLC	1,219,257	$93,785,248
St. Jude Medical Inc.	223,017	13,775,760
Stryker Corp.	302,975	28,158,497
Varian Medical Systems Inc.[a,c]	82,760	6,687,008
Zimmer Biomet Holdings Inc.	116,462	11,947,837

		362,114,083
HEALTH CARE PROVIDERS & SERVICES — 2.39%
Aetna Inc.	539,998	58,384,584
AmerisourceBergen Corp.	302,265	31,347,903
Cigna Corp.	398,914	58,373,086
DaVita HealthCare Partners Inc.[a]	175,301	12,220,233
HCA Holdings Inc.[a]	203,975	13,794,829
Henry Schein Inc.[a,c]	88,501	13,999,973
Humana Inc.	107,789	19,241,414
Laboratory Corp. of America Holdings[a]	156,589	19,360,664
Patterson Companies Inc.	68,733	3,107,419
UnitedHealth Group Inc.	841,181	98,956,533
Universal Health Services Inc. Class B	87,359	10,438,527

		339,225,165
HEALTH CARE TECHNOLOGY — 0.20%
Cerner Corp.[a]	471,113	28,346,869

		28,346,869
HOTELS, RESTAURANTS & LEISURE — 2.48%
Chipotle Mexican Grill Inc.[a,c]	48,273	23,163,799
Marriott International Inc./MD Class A	196,911	13,200,913
McDonald’s Corp.	938,360	110,857,850
Royal Caribbean Cruises Ltd.	177,874	18,002,628
Starbucks Corp.	2,299,021	138,010,231
Starwood Hotels & Resorts Worldwide Inc.	125,684	8,707,388
Wyndham Worldwide Corp.	179,539	13,043,508
Wynn Resorts Ltd.	41,696	2,884,946
Yum! Brands Inc.	346,959	25,345,355

		353,216,618
HOUSEHOLD DURABLES — 0.55%
DR Horton Inc.	507,730	16,262,592
Harman International Industries Inc.	62,956	5,931,085
Leggett & Platt Inc.	131,048	5,506,637
Lennar Corp. Class A	276,912	13,543,766

Security	Shares	Value

Mohawk Industries Inc.[a]	98,363	$18,628,968
Newell Rubbermaid Inc.	413,258	18,216,413

		78,089,461
HOUSEHOLD PRODUCTS — 0.93%
Church & Dwight Co. Inc.	201,117	17,070,811
Clorox Co. (The)	199,731	25,331,883
Colgate-Palmolive Co.	750,157	49,975,459
Kimberly-Clark Corp.	309,306	39,374,654

		131,752,807
INDUSTRIAL CONGLOMERATES — 2.95%
3M Co.	552,939	83,294,731
Danaher Corp.	609,384	56,599,586
General Electric Co.	8,037,362	250,363,826
Roper Technologies Inc.	155,993	29,605,912

		419,864,055
INSURANCE — 0.86%
Aon PLC	262,761	24,229,192
Assurant Inc.	45,975	3,702,826
Chubb Corp. (The)	207,266	27,491,762
Cincinnati Financial Corp.	121,230	7,173,179
Marsh & McLennan Companies Inc.	419,713	23,273,086
Progressive Corp. (The)	417,045	13,262,031
Torchmark Corp.	94,285	5,389,331
XL Group PLC	460,596	18,046,151

		122,567,558
INTERNET & CATALOG RETAIL — 4.32%
Amazon.com Inc.[a]	595,161	402,263,368
Expedia Inc.	182,089	22,633,663
Netflix Inc.[a,c]	661,751	75,691,079
Priceline Group Inc. (The)[a,c]	77,071	98,261,671
TripAdvisor Inc.[a,c]	174,810	14,902,553

		613,752,334
INTERNET SOFTWARE & SERVICES — 8.04%
Akamai Technologies Inc.[a]	275,295	14,488,776
Alphabet Inc. Class Aa	451,098	350,958,755
Alphabet Inc. Class Ca	460,063	349,132,609
eBay Inc.[a]	1,710,959	47,017,153
Facebook Inc. Class Aa	3,515,523	367,934,637
VeriSign Inc.[a,c]	151,768	13,258,453

		1,142,790,383

526

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

December 31, 2015

Security	Shares	Value

IT SERVICES — 5.89%
Accenture PLC Class A	967,433	$101,096,748
Alliance Data Systems Corp.[a,c]	94,619	26,168,777
Automatic Data Processing Inc.	421,609	35,718,714
Cognizant Technology Solutions Corp. Class Aa	941,697	56,520,654
CSRA Inc.	91,839	2,755,170
Fidelity National Information Services Inc.	240,374	14,566,664
Fiserv Inc.[a]	353,619	32,341,994
International Business Machines Corp.	538,946	74,169,749
MasterCard Inc. Class A	1,533,219	149,274,202
Paychex Inc.	496,480	26,258,827
PayPal Holdings Inc.[a]	1,721,546	62,319,965
Teradata Corp.[a,c]	82,632	2,183,137
Total System Services Inc.	261,756	13,035,449
Visa Inc. Class A	3,013,832	233,722,672
Western Union Co. (The)[c]	407,849	7,304,576

		837,437,298
LEISURE PRODUCTS — 0.08%
Hasbro Inc.	174,045	11,723,671

		11,723,671
LIFE SCIENCES TOOLS & SERVICES — 0.95%
Agilent Technologies Inc.	190,201	7,952,304
Illumina Inc.[a,c]	226,785	43,530,247
PerkinElmer Inc.	173,683	9,304,198
Thermo Fisher Scientific Inc.	407,925	57,864,161
Waters Corp.[a,c]	126,343	17,003,241

		135,654,151
MACHINERY — 0.56%
Illinois Tool Works Inc.	283,445	26,269,683
Pentair PLC	176,180	8,726,195
Snap-on Inc.	89,855	15,403,843
Stanley Black & Decker Inc.	231,657	24,724,752
Xylem Inc./NY	114,063	4,163,299

		79,287,772
MEDIA — 4.05%
Cablevision Systems Corp. Class A	345,214	11,012,327
CBS Corp. Class B NVS	369,063	17,393,939
Comcast Corp. Class A	2,388,495	134,782,773
Discovery Communications Inc. Class Aa,c	232,133	6,193,308

Security	Shares	Value

Discovery Communications Inc. Class C NVS[a]	398,481	$10,049,691
Interpublic Group of Companies Inc. (The)	403,609	9,396,018
Omnicom Group Inc.	183,933	13,916,371
Scripps Networks Interactive Inc. Class A	77,920	4,301,963
TEGNA Inc.	175,378	4,475,647
Time Warner Cable Inc.	438,489	81,379,173
Twenty-First Century Fox Inc. Class A	960,065	26,075,365
Twenty-First Century Fox Inc. Class B	353,592	9,628,310
Walt Disney Co. (The)	2,354,967	247,459,932

		576,064,817
MULTI-UTILITIES — 0.22%
Dominion Resources Inc./VA	377,666	25,545,328
TECO Energy Inc.	193,418	5,154,590

		30,699,918
MULTILINE RETAIL — 0.32%
Dollar General Corp.	238,579	17,146,673
Dollar Tree Inc.[a]	363,284	28,052,790

		45,199,463
OIL, GAS & CONSUMABLE FUELS — 1.18%
Anadarko Petroleum Corp.	345,930	16,805,280
Apache Corp.	246,199	10,948,470
Cabot Oil & Gas Corp.	270,161	4,779,148
Cimarex Energy Co.	95,381	8,525,154
Devon Energy Corp.	299,668	9,589,376
EOG Resources Inc.	450,799	31,912,061
Newfield Exploration Co.[a]	152,952	4,980,117
Occidental Petroleum Corp.	484,488	32,756,234
Pioneer Natural Resources Co.	231,114	28,977,073
Tesoro Corp.	82,155	8,656,672
Williams Companies Inc. (The)	390,149	10,026,829

		167,956,414
PERSONAL PRODUCTS — 0.21%
Estee Lauder Companies Inc. (The) Class A	344,383	30,326,367

		30,326,367
PHARMACEUTICALS — 5.71%
Allergan PLC[a]	610,250	190,703,125
Bristol-Myers Squibb Co.	1,549,873	106,615,764
Eli Lilly & Co.	936,932	78,945,890
Endo International PLC[a]	109,917	6,729,119

527

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

December 31, 2015

Security	Shares	Value

Johnson & Johnson	2,099,300	$215,640,096
Mylan NVa	319,557	17,278,447
Perrigo Co. PLC	95,135	13,766,034
Pfizer Inc.	4,970,220	160,438,702
Zoetis Inc.	460,711	22,077,271

		812,194,448
PROFESSIONAL SERVICES — 0.46%
Dun & Bradstreet Corp. (The)	31,978	3,323,474
Equifax Inc.	183,325	20,416,905
Nielsen Holdings PLC	377,405	17,587,073
Robert Half International Inc.	115,432	5,441,465
Verisk Analytics Inc. Class Aa,c	241,173	18,541,380

		65,310,297
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.99%
American Tower Corp.	655,902	63,589,699
Apartment Investment & Management Co. Class A	131,208	5,252,256
AvalonBay Communities Inc.	212,059	39,046,424
Boston Properties Inc.[c]	152,076	19,395,773
Crown Castle International Corp.[c]	516,427	44,645,114
Equinix Inc.[c]	95,879	28,993,810
Equity Residential	564,245	46,036,749
Essex Property Trust Inc.	102,191	24,465,547
General Growth Properties Inc.	549,570	14,953,800
Host Hotels & Resorts Inc.[c]	557,245	8,548,138
Iron Mountain Inc.[c]	116,466	3,145,747
Kimco Realty Corp.	639,463	16,920,191
Macerich Co. (The)	97,656	7,879,863
Plum Creek Timber Co. Inc.	268,322	12,804,326
Prologis Inc.	812,419	34,869,023
Public Storage	227,944	56,461,729
Realty Income Corp.[c]	278,050	14,355,721
Simon Property Group Inc.	297,080	57,764,235
SL Green Realty Corp.	65,003	7,344,039
Ventas Inc.	237,007	13,374,305
Vornado Realty Trust	134,340	13,428,626
Welltower Inc.[c]	328,526	22,349,624
Weyerhaeuser Co.	394,669	11,832,177

		567,456,916
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.11%
CBRE Group Inc. Class Aa	449,812	15,554,499

		15,554,499

Security	Shares	Value

ROAD & RAIL — 0.33%
JB Hunt Transport Services Inc.	82,985	$6,087,780
Union Pacific Corp.	529,262	41,388,288

		47,476,068
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.24%
Analog Devices Inc.	482,846	26,711,041
Applied Materials Inc.	1,778,021	33,195,652
Avago Technologies Ltd.[c]	406,035	58,935,980
Broadcom Corp. Class A	868,913	50,240,550
Intel Corp.	2,995,757	103,203,829
KLA-Tencor Corp.	125,861	8,728,460
Lam Research Corp.	245,074	19,463,777
Linear Technology Corp.	219,016	9,301,610
Microchip Technology Inc.	314,179	14,621,891
Micron Technology Inc.[a]	806,332	11,417,661
NVIDIA Corp.	790,798	26,064,702
Qorvo Inc.[a,c]	218,482	11,120,734
Skyworks Solutions Inc.	295,745	22,722,088
Texas Instruments Inc.	989,730	54,247,101
Xilinx Inc.	238,264	11,191,260

		461,166,336
SOFTWARE — 7.61%
Activision Blizzard Inc.	780,624	30,217,955
Adobe Systems Inc.[a]	772,320	72,551,741
Autodesk Inc.[a]	216,977	13,220,409
Citrix Systems Inc.[a]	237,999	18,004,624
Electronic Arts Inc.[a,c]	480,917	33,048,616
Intuit Inc.	409,002	39,468,693
Microsoft Corp.	12,368,316	686,194,172
Oracle Corp.	2,478,603	90,543,367
Red Hat Inc.[a,c]	282,842	23,422,146
salesforce.com inc.[a]	966,424	75,767,642

		1,082,439,365
SPECIALTY RETAIL — 4.55%
Advance Auto Parts Inc.	113,304	17,053,385
AutoZone Inc.[a]	47,225	35,036,700
CarMax Inc.[a,c]	182,425	9,845,477
Home Depot Inc. (The)	1,963,158	259,627,645
L Brands Inc.	394,627	37,813,159
Lowe’s Companies Inc.	1,416,925	107,742,977

528

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

December 31, 2015

Security	Shares	Value

O’Reilly Automotive Inc.[a,c]	152,809	$38,724,857
Ross Stores Inc.	626,643	33,719,660
Signet Jewelers Ltd.	123,037	15,218,447
TJX Companies Inc. (The)	1,036,673	73,510,482
Tractor Supply Co.	207,859	17,771,945

		646,064,734
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.63%
Apple Inc.	8,632,716	908,679,686
Hewlett Packard Enterprise Co.	1,558,090	23,682,968
SanDisk Corp.	130,321	9,903,093

		942,265,747
TEXTILES, APPAREL & LUXURY GOODS — 1.37%
Hanesbrands Inc.	606,246	17,841,820
Michael Kors Holdings Ltd.[a]	188,646	7,557,159
NIKE Inc. Class B	2,090,722	130,670,125
Under Armour Inc. Class Aa,c	278,704	22,466,329
VF Corp.	269,130	16,753,343

		195,288,776
TOBACCO — 2.48%
Altria Group Inc.	3,035,874	176,718,225
Philip Morris International Inc.	1,319,380	115,986,696
Reynolds American Inc.	1,283,591	59,237,725

		351,942,646
TRADING COMPANIES & DISTRIBUTORS — 0.16%
Fastenal Co.[c]	268,548	10,962,129
United Rentals Inc.[a,c]	59,153	4,290,959
WW Grainger Inc.	36,768	7,448,829

		22,701,917

TOTAL COMMON STOCKS
(Cost: $11,106,844,776)		14,191,710,781

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.56%

MONEY MARKET FUNDS — 1.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[b,d,e]	199,856,360	$199,856,360
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[b,d,e]	10,028,940	10,028,940
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[b,d]	11,633,383	11,633,383

		221,518,683

TOTAL SHORT-TERM INVESTMENTS
(Cost: $221,518,683)		221,518,683

TOTAL INVESTMENTS IN SECURITIES — 101.40%
(Cost: $11,328,363,459)		14,413,229,464
Other Assets, Less Liabilities — (1.40)%		(198,583,312)

NET ASSETS — 100.00%		$14,214,646,152

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

529

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

December 31, 2015

Open futures contracts as of December 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	212	Mar. 2016	Chicago Mercantile	$21,575,240	$113,341

See accompanying notes to schedules of investments.

530

Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.74%

AEROSPACE & DEFENSE — 2.44%
General Dynamics Corp.	166,067	$22,810,963
Honeywell International Inc.	375,887	38,930,617
L-3 Communications Holdings Inc.	79,953	9,555,183
Lockheed Martin Corp.	110,094	23,906,912
Precision Castparts Corp.	54,669	12,683,755
Raytheon Co.	134,275	16,721,266
Textron Inc.	277,650	11,664,076
United Technologies Corp.	838,207	80,526,546

		216,799,318
AIR FREIGHT & LOGISTICS — 0.89%
CH Robinson Worldwide Inc.	76,539	4,746,949
Expeditors International of Washington Inc.	70,194	3,165,750
FedEx Corp.	266,866	39,760,365
United Parcel Service Inc. Class B	325,392	31,312,472

		78,985,536
AIRLINES — 1.00%
American Airlines Group Inc.	640,500	27,125,175
Delta Air Lines Inc.	799,198	40,511,346
United Continental Holdings Inc.[a]	378,829	21,706,902

		89,343,423
AUTO COMPONENTS — 0.46%
BorgWarner Inc.	228,609	9,882,767
Goodyear Tire & Rubber Co. (The)	144,718	4,727,937
Johnson Controls Inc.	658,088	25,987,895

		40,598,599
AUTOMOBILES — 1.28%
Ford Motor Co.	3,960,410	55,802,177
General Motors Co.	1,438,846	48,935,152
Harley-Davidson Inc.	194,371	8,822,500

		113,559,829
BANKS — 12.29%
Bank of America Corp.	10,579,855	178,058,960
BB&T Corp.	792,680	29,971,231
Citigroup Inc.	3,026,899	156,642,023
Comerica Inc.	180,263	7,540,401
Fifth Third Bancorp.	805,812	16,196,821
Huntington Bancshares Inc./OH	412,403	4,561,177
JPMorgan Chase & Co.	3,740,321	246,973,396
KeyCorp	851,965	11,237,418
M&T Bank Corp.	162,451	19,685,812
People’s United Financial Inc.	316,396	5,109,796
PNC Financial Services Group Inc. (The)[b]	515,981	49,178,149
Regions Financial Corp.	1,325,233	12,722,237
SunTrust Banks Inc.	517,730	22,179,553
U.S. Bancorp.	1,670,726	71,289,879
Wells Fargo & Co.	4,723,048	256,744,889

Security	Shares	Value

Zions BanCorp.	208,364	$5,688,337

		1,093,780,079
BEVERAGES — 1.78%
Coca-Cola Co. (The)	1,908,989	82,010,168
Coca-Cola Enterprises Inc.	61,578	3,032,101
Molson Coors Brewing Co. Class B	71,747	6,738,478
PepsiCo Inc.	666,132	66,559,909

		158,340,656
BIOTECHNOLOGY — 1.20%
AbbVie Inc.	747,533	44,283,855
Amgen Inc.	237,613	38,571,718
Baxalta Inc.	213,977	8,351,522
Vertex Pharmaceuticals Inc.[a]	124,812	15,705,094

		106,912,189
CAPITAL MARKETS — 2.77%
Affiliated Managers Group Inc.[a]	20,921	3,342,339
Ameriprise Financial Inc.	91,975	9,787,980
Bank of New York Mellon Corp. (The)	1,110,532	45,776,129
BlackRock Inc.[b]	49,980	17,019,190
Franklin Resources Inc.	385,020	14,176,436
Goldman Sachs Group Inc. (The)	403,043	72,640,440
Invesco Ltd.	430,696	14,419,702
Legg Mason Inc.	110,413	4,331,502
Morgan Stanley	812,744	25,853,387
Northern Trust Corp.	84,101	6,062,841
State Street Corp.	409,976	27,206,007
T Rowe Price Group Inc.	84,496	6,040,619

		246,656,572
CHEMICALS — 2.29%
Air Products & Chemicals Inc.	102,382	13,320,922
Airgas Inc.	18,444	2,551,174
CF Industries Holdings Inc.	236,307	9,643,689
Dow Chemical Co. (The)	1,142,600	58,821,048
Eastman Chemical Co.	151,545	10,230,803
EI du Pont de Nemours & Co.	489,785	32,619,681
FMC Corp.	136,293	5,333,145
LyondellBasell Industries NV Class A	167,631	14,567,134
Monsanto Co.	223,466	22,015,870
Mosaic Co. (The)	342,002	9,435,835
PPG Industries Inc.	106,274	10,501,997
Praxair Inc.	147,396	15,093,350

		204,134,648
COMMERCIAL SERVICES & SUPPLIES — 0.34%
ADT Corp. (The)	66,755	2,201,580
Pitney Bowes Inc.	200,947	4,149,555
Republic Services Inc.	128,935	5,671,851
Tyco International PLC	237,228	7,565,201
Waste Management Inc.	198,975	10,619,296

		30,207,483

531

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

December 31, 2015

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 1.92%
Cisco Systems Inc.	3,043,173	$82,637,363
F5 Networks Inc.[a]	23,811	2,308,715
Harris Corp.	55,506	4,823,471
Motorola Solutions Inc.	65,475	4,481,764
QUALCOMM Inc.	1,527,402	76,347,189

		170,598,502
CONSTRUCTION & ENGINEERING — 0.17%
Fluor Corp.	144,423	6,819,654
Jacobs Engineering Group Inc.[a]	124,979	5,242,869
Quanta Services Inc.[a]	163,295	3,306,724

		15,369,247
CONSUMER FINANCE — 1.58%
American Express Co.	850,121	59,125,915
Capital One Financial Corp.	540,593	39,020,003
Discover Financial Services	434,394	23,292,206
Navient Corp.	371,338	4,251,820
Synchrony Financial[a]	491,397	14,943,383

		140,633,327
CONTAINERS & PACKAGING — 0.44%
Ball Corp.	65,476	4,762,069
International Paper Co.	420,501	15,852,888
Owens-Illinois Inc.[a]	164,057	2,857,873
Sealed Air Corp.	86,630	3,863,698
WestRock Co.	260,269	11,873,472

		39,210,000
DISTRIBUTORS — 0.15%
Genuine Parts Co.	153,197	13,158,090

		13,158,090
DIVERSIFIED CONSUMER SERVICES — 0.03%
H&R Block Inc.	81,816	2,725,291

		2,725,291
DIVERSIFIED FINANCIAL SERVICES — 3.09%
Berkshire Hathaway Inc. Class Ba	1,903,579	251,348,571
CME Group Inc./IL	168,193	15,238,286
Leucadia National Corp.	339,956	5,911,835
Nasdaq Inc.	44,184	2,570,183

		275,068,875
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.03%
AT&T Inc.	6,250,924	215,094,295
CenturyLink Inc.	556,491	14,001,313
Frontier Communications Corp.[c]	1,193,989	5,575,929
Level 3 Communications Inc.[a]	172,864	9,396,887
Verizon Communications Inc.	2,479,968	114,624,121

		358,692,545
ELECTRIC UTILITIES — 3.54%
American Electric Power Co. Inc.	498,694	29,058,899
Duke Energy Corp.	699,380	49,928,738
Edison International	331,071	19,602,714
Entergy Corp.	180,665	12,350,259
Eversource Energy	321,803	16,434,479

Security	Shares	Value

Exelon Corp.	934,343	$25,946,705
FirstEnergy Corp.	428,733	13,603,698
NextEra Energy Inc.	467,951	48,615,429
Pepco Holdings Inc.	258,687	6,728,449
Pinnacle West Capital Corp.	113,041	7,288,884
PPL Corp.	682,580	23,296,456
Southern Co. (The)	923,528	43,211,875
Xcel Energy Inc.	515,195	18,500,653

		314,567,238
ELECTRICAL EQUIPMENT — 0.71%
Eaton Corp. PLC	470,236	24,471,081
Emerson Electric Co.	665,061	31,809,868
Rockwell Automation Inc.	70,041	7,186,907

		63,467,856
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.43%
Corning Inc.	1,202,000	21,972,560
FLIR Systems Inc.	71,846	2,016,717
TE Connectivity Ltd.	227,225	14,681,007

		38,670,284
ENERGY EQUIPMENT & SERVICES — 1.96%
Baker Hughes Inc.	442,803	20,435,359
Diamond Offshore Drilling Inc.	65,752	1,387,367
Ensco PLC Class A	240,247	3,697,401
FMC Technologies Inc.[a]	230,313	6,681,380
Halliburton Co.	869,543	29,599,244
Helmerich & Payne Inc.[c]	109,949	5,887,769
National Oilwell Varco Inc.	380,686	12,749,174
Schlumberger Ltd.	1,281,426	89,379,464
Transocean Ltd.[c]	348,693	4,316,819

		174,133,977
FOOD & STAPLES RETAILING — 3.21%
Costco Wholesale Corp.	248,863	40,191,374
CVS Health Corp.	607,631	59,408,083
Kroger Co. (The)	534,103	22,341,528
Sysco Corp.	533,340	21,866,940
Wal-Mart Stores Inc.	1,594,140	97,720,782
Walgreens Boots Alliance Inc.	379,521	32,318,111
Whole Foods Market Inc.	347,969	11,656,962

		285,503,780
FOOD PRODUCTS — 1.64%
Archer-Daniels-Midland Co.	606,157	22,233,839
ConAgra Foods Inc.	189,457	7,987,507
General Mills Inc.	231,281	13,335,663
Hershey Co. (The)	65,997	5,891,552
JM Smucker Co. (The)	50,905	6,278,623
Kellogg Co.	114,424	8,269,423
Keurig Green Mountain Inc.	118,027	10,620,069
Kraft Heinz Co. (The)	604,161	43,958,754
McCormick & Co. Inc./MD	37,888	3,241,697
Mead Johnson Nutrition Co.	99,913	7,888,131
Tyson Foods Inc. Class A	299,881	15,992,654

		145,697,912

532

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

December 31, 2015

Security	Shares	Value

GAS UTILITIES — 0.04%
AGL Resources Inc.	56,325	$3,594,098

		3,594,098
HEALTH CARE EQUIPMENT & SUPPLIES — 1.73%
Abbott Laboratories	879,091	39,479,977
Baxter International Inc.	555,817	21,204,419
DENTSPLY International Inc.	65,689	3,997,176
Intuitive Surgical Inc.[a]	13,636	7,447,438
Medtronic PLC	628,699	48,359,527
St. Jude Medical Inc.	140,000	8,647,800
Stryker Corp.	121,948	11,333,847
Varian Medical Systems Inc.[a,c]	44,518	3,597,054
Zimmer Biomet Holdings Inc.	97,126	9,964,156

		154,031,394
HEALTH CARE PROVIDERS & SERVICES — 3.10%
Anthem Inc.	265,242	36,985,345
Cardinal Health Inc.	334,265	29,839,837
DaVita HealthCare Partners Inc.[a]	54,658	3,810,209
Express Scripts Holding Co.[a]	687,183	60,066,666
HCA Holdings Inc.[a]	185,010	12,512,226
Henry Schein Inc.[a]	26,215	4,146,951
Humana Inc.	79,791	14,243,491
McKesson Corp.	233,815	46,115,332
Patterson Companies Inc.	39,360	1,779,466
Quest Diagnostics Inc.	146,210	10,401,379
Tenet Healthcare Corp.[a,c]	101,916	3,088,055
UnitedHealth Group Inc.	416,422	48,987,884
Universal Health Services Inc. Class B	35,325	4,220,984

		276,197,825
HOTELS, RESTAURANTS & LEISURE — 1.19%
Carnival Corp.	467,696	25,480,078
Darden Restaurants Inc.	117,656	7,487,628
Marriott International Inc./MD Class A	67,177	4,503,546
McDonald’s Corp.	316,985	37,448,608
Royal Caribbean Cruises Ltd.	57,673	5,837,084
Starwood Hotels & Resorts Worldwide Inc.	89,561	6,204,786
Wynn Resorts Ltd.	55,808	3,861,356
Yum! Brands Inc.	210,036	15,343,130

		106,166,216
HOUSEHOLD DURABLES — 0.30%
Garmin Ltd.	120,687	4,485,936
Harman International Industries Inc.	31,347	2,953,201
Leggett & Platt Inc.	52,984	2,226,388
PulteGroup Inc.	324,892	5,789,575
Whirlpool Corp.	79,184	11,629,754

		27,084,854
HOUSEHOLD PRODUCTS — 3.02%
Colgate-Palmolive Co.	419,194	27,926,704
Kimberly-Clark Corp.	165,942	21,124,417

Security	Shares	Value

Procter & Gamble Co. (The)	2,764,474	$219,526,880

		268,578,001
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.12%
AES Corp./VA	686,165	6,566,599
NRG Energy Inc.	320,328	3,770,261

		10,336,860
INDUSTRIAL CONGLOMERATES — 2.17%
3M Co.	262,745	39,579,907
Danaher Corp.	205,565	19,092,877
General Electric Co.	4,305,739	134,123,770

		192,796,554
INSURANCE — 4.63%
ACE Ltd.	329,366	38,486,417
Aflac Inc.	433,612	25,973,359
Allstate Corp. (The)	393,546	24,435,271
American International Group Inc.	1,256,906	77,890,465
Aon PLC	106,108	9,784,219
Assurant Inc.	36,764	2,960,972
Chubb Corp. (The)	94,287	12,506,228
Cincinnati Financial Corp.	70,296	4,159,414
Hartford Financial Services Group Inc. (The)	415,739	18,068,017
Lincoln National Corp.	250,664	12,598,373
Loews Corp.	285,472	10,962,125
Marsh & McLennan Companies Inc.	253,997	14,084,134
MetLife Inc.	1,129,484	54,452,424
Principal Financial Group Inc.	275,728	12,402,245
Progressive Corp. (The)	320,546	10,193,363
Prudential Financial Inc.	456,219	37,140,789
Torchmark Corp.	54,656	3,124,137
Travelers Companies Inc. (The)	309,089	34,883,784
Unum Group	248,301	8,265,940

		412,371,676
INTERNET SOFTWARE & SERVICES — 0.33%
Yahoo! Inc.[a]	882,853	29,363,691

		29,363,691
IT SERVICES — 1.34%
Automatic Data Processing Inc.	192,132	16,277,423
CSRA Inc.	79,777	2,393,310
Fidelity National Information Services Inc.	124,592	7,550,275
International Business Machines Corp.	552,833	76,080,878
Teradata Corp.[a,c]	81,496	2,153,124
Western Union Co. (The)	247,437	4,431,597
Xerox Corp.	970,586	10,317,329

		119,203,936
LEISURE PRODUCTS — 0.11%
Mattel Inc.[c]	346,097	9,403,456

		9,403,456
LIFE SCIENCES TOOLS & SERVICES — 0.32%
Agilent Technologies Inc.	212,344	8,878,103

533

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

December 31, 2015

Security	Shares	Value

Thermo Fisher Scientific Inc.	137,879	$19,558,136

		28,436,239
MACHINERY — 1.80%
Caterpillar Inc.	591,564	40,202,689
Cummins Inc.	166,508	14,654,369
Deere & Co.	316,755	24,158,904
Dover Corp.	158,065	9,690,965
Flowserve Corp.	133,439	5,615,113
Illinois Tool Works Inc.	145,876	13,519,788
Ingersoll-Rand PLC	264,599	14,629,679
PACCAR Inc.	359,155	17,023,947
Parker-Hannifin Corp.	137,777	13,361,613
Pentair PLC	67,480	3,342,284
Xylem Inc./NY	107,579	3,926,634

		160,125,985
MEDIA — 1.96%
CBS Corp. Class B NVS	198,835	9,371,094
Comcast Corp. Class A	921,930	52,024,510
Interpublic Group of Companies Inc. (The)	148,877	3,465,857
News Corp. Class A	389,165	5,199,244
News Corp. Class B	109,962	1,535,070
Omnicom Group Inc.	126,058	9,537,548
Scripps Networks Interactive Inc. Class A	45,593	2,517,190
TEGNA Inc.	110,214	2,812,661
Time Warner Inc.	812,431	52,539,913
Twenty-First Century Fox Inc. Class A	558,178	15,160,114
Twenty-First Century Fox Inc. Class B	205,315	5,590,727
Viacom Inc. Class B NVS	352,772	14,520,095

		174,274,023
METALS & MINING — 0.49%
Alcoa Inc.	1,327,042	13,097,905
Freeport-McMoRan Inc.	1,178,981	7,981,701
Newmont Mining Corp.	539,615	9,707,674
Nucor Corp.	323,815	13,049,744

		43,837,024
MULTI-UTILITIES — 2.14%
Ameren Corp.	247,465	10,697,912
CenterPoint Energy Inc.	438,816	8,056,662
CMS Energy Corp.	282,615	10,196,749
Consolidated Edison Inc.	297,693	19,132,729
Dominion Resources Inc./VA	356,876	24,139,093
DTE Energy Co.	181,961	14,591,453
NiSource Inc.	325,747	6,355,324
PG&E Corp.	498,334	26,506,385
Public Service Enterprise Group Inc.	513,785	19,878,342
SCANA Corp.	145,787	8,818,656
Sempra Energy	239,599	22,524,702
TECO Energy Inc.	112,147	2,988,717
WEC Energy Group Inc.	320,785	16,459,478

		190,346,202
MULTILINE RETAIL — 0.93%
Dollar General Corp.	138,367	9,944,436
Kohl’s Corp.	193,539	9,218,263
Macy’s Inc.	318,878	11,154,352

Security	Shares	Value

Nordstrom Inc.	137,729	$6,860,281
Target Corp.	625,965	45,451,319

		82,628,651
OIL, GAS & CONSUMABLE FUELS — 9.94%
Anadarko Petroleum Corp.	288,569	14,018,682
Apache Corp.	222,826	9,909,072
Cabot Oil & Gas Corp.	246,000	4,351,740
Chesapeake Energy Corp.[c]	527,850	2,375,325
Chevron Corp.	1,912,293	172,029,878
Cimarex Energy Co.	33,701	3,012,195
Columbia Pipeline Group Inc.	393,906	7,878,120
ConocoPhillips	1,254,457	58,570,597
CONSOL Energy Inc.[c]	233,614	1,845,551
Devon Energy Corp.	196,069	6,274,208
EOG Resources Inc.	262,550	18,585,915
EQT Corp.	154,374	8,047,517
Exxon Mobil Corp.	4,229,854	329,717,119
Hess Corp.	243,306	11,795,475
Kinder Morgan Inc./DE	1,859,426	27,742,636
Marathon Oil Corp.	690,757	8,696,631
Marathon Petroleum Corp.	541,508	28,071,775
Murphy Oil Corp.	164,920	3,702,454
Newfield Exploration Co.[a]	63,811	2,077,686
Noble Energy Inc.	431,387	14,205,574
Occidental Petroleum Corp.	458,016	30,966,462
ONEOK Inc.	213,431	5,263,208
Phillips 66	482,392	39,459,666
Range Resources Corp.	173,565	4,271,435
Southwestern Energy Co.[a,c]	392,082	2,787,703
Spectra Energy Corp.	682,233	16,332,658
Tesoro Corp.	68,482	7,215,948
Valero Energy Corp.	489,219	34,592,675
Williams Companies Inc. (The)	436,653	11,221,982

		885,019,887
PHARMACEUTICALS — 5.86%
Bristol-Myers Squibb Co.	678,005	46,639,964
Eli Lilly & Co.	376,820	31,750,853
Endo International PLC[a]	139,005	8,509,886
Johnson & Johnson	1,433,869	147,287,024
Mallinckrodt PLC[a]	117,639	8,779,399
Merck & Co. Inc.	2,838,612	149,935,486
Mylan NVa	209,849	11,346,535
Perrigo Co. PLC	86,069	12,454,184
Pfizer Inc.	3,006,061	97,035,649
Zoetis Inc.	162,532	7,788,534

		521,527,514
PROFESSIONAL SERVICES — 0.11%
Dun & Bradstreet Corp. (The)	15,865	1,648,849
Nielsen Holdings PLC	121,269	5,651,135
Robert Half International Inc.	59,847	2,821,188

		10,121,172
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.35%
Apartment Investment & Management Co. Class A	73,762	2,952,693
Boston Properties Inc.	55,984	7,140,199

534

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

December 31, 2015

Security	Shares	Value

General Growth Properties Inc.	229,495	$6,244,559
HCP Inc.	472,547	18,070,197
Host Hotels & Resorts Inc.	394,940	6,058,380
Iron Mountain Inc.	120,140	3,244,981
Macerich Co. (The)	72,011	5,810,568
Realty Income Corp.	71,646	3,699,083
Simon Property Group Inc.	119,477	23,231,108
SL Green Realty Corp.	59,061	6,672,712
Ventas Inc.	182,724	10,311,115
Vornado Realty Trust	91,420	9,138,343
Welltower Inc.	143,766	9,780,401
Weyerhaeuser Co.	257,964	7,733,761

		120,088,100
ROAD & RAIL — 1.19%
CSX Corp.	990,700	25,708,665
JB Hunt Transport Services Inc.	38,047	2,791,128
Kansas City Southern	110,409	8,244,240
Norfolk Southern Corp.	303,386	25,663,422
Ryder System Inc.	54,481	3,096,155
Union Pacific Corp.	520,748	40,722,494

		106,226,104
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.64%
First Solar Inc.[a]	77,173	5,092,646
Intel Corp.	2,829,296	97,469,247
KLA-Tencor Corp.	76,285	5,290,365
Linear Technology Corp.	99,959	4,245,259
Micron Technology Inc.[a]	572,877	8,111,938
Texas Instruments Inc.	381,285	20,898,231
Xilinx Inc.	104,687	4,917,149

		146,024,835
SOFTWARE — 0.99%
Autodesk Inc.[a]	86,686	5,281,778
CA Inc.	317,693	9,073,312
Oracle Corp.	1,626,533	59,417,251
Symantec Corp.	686,407	14,414,547

		88,186,888
SPECIALTY RETAIL — 0.59%
AutoNation Inc.[a]	78,019	4,654,613
Bed Bath & Beyond Inc.[a]	168,933	8,151,017
Best Buy Co. Inc.[c]	304,046	9,258,201
CarMax Inc.[a,c]	86,700	4,679,199
GameStop Corp. Class Ac	107,612	3,017,440
Gap Inc. (The)	234,094	5,782,122
Staples Inc.	656,462	6,216,695
Tiffany & Co.	113,009	8,621,457
Urban Outfitters Inc.[a,c]	88,505	2,013,489

		52,394,233
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.42%
EMC Corp./MA	1,970,133	50,593,015
Hewlett Packard Enterprise Co.	801,906	12,188,971
HP Inc.	1,834,926	21,725,524

Security	Shares	Value

NetApp Inc.	295,823	$7,848,184
SanDisk Corp.	118,138	8,977,307
Seagate Technology PLC	303,831	11,138,445
Western Digital Corp.	235,449	14,138,712

		126,610,158
TEXTILES, APPAREL & LUXURY GOODS — 0.41%
Coach Inc.	283,047	9,264,128
Fossil Group Inc.[a,c]	42,335	1,547,768
Michael Kors Holdings Ltd.[a]	64,139	2,569,408
PVH Corp.	84,187	6,200,373
Ralph Lauren Corp.	60,142	6,704,630
VF Corp.	169,796	10,569,801

		36,856,108
TOBACCO — 0.70%
Philip Morris International Inc.	708,395	62,275,004

		62,275,004
TRADING COMPANIES & DISTRIBUTORS — 0.18%
Fastenal Co.	118,235	4,826,352
United Rentals Inc.[a]	56,135	4,072,033
WW Grainger Inc.	34,393	6,967,678
		15,866,063

TOTAL COMMON STOCKS (Cost: $8,360,817,258)		8,876,788,007

SHORT-TERM INVESTMENTS — 0.43%

MONEY MARKET FUNDS — 0.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[b,d,e]	26,563,360	26,563,360
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[b,d,e]	1,332,969	1,332,969
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[b,d]	9,879,534	9,879,534

		37,775,863

TOTAL SHORT-TERM INVESTMENTS (Cost: $37,775,863)		37,775,863

TOTAL INVESTMENTS IN SECURITIES — 100.17% (Cost: $8,398,593,121)		8,914,563,870
Other Assets, Less Liabilities — (0.17)%		(14,701,930)

NET ASSETS — 100.00%		$8,899,861,940

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

535

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

December 31, 2015

Open futures contracts as of December 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	210	Mar. 2016	Chicago Mercantile	$21,371,700	$(10,605)

See accompanying notes to schedules of investments.

536

Schedule of Investments (Unaudited)

iSHARES® S&P MID-CAP 400 GROWTH ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 0.66%
B/E Aerospace Inc.	319,559	$13,539,715
Huntington Ingalls Industries Inc.	170,290	21,601,286

		35,141,001
AIRLINES — 2.30%
Alaska Air Group Inc.	896,242	72,156,443
JetBlue Airways Corp.[a,b]	2,238,869	50,710,383

		122,866,826
AUTO COMPONENTS — 0.38%
Gentex Corp.	1,284,748	20,568,815

		20,568,815
AUTOMOBILES — 0.17%
Thor Industries Inc.	159,130	8,935,150

		8,935,150
BANKS — 4.85%
BancorpSouth Inc.	300,888	7,218,303
Bank of Hawaii Corp.	187,777	11,811,173
Bank of the Ozarks Inc.	578,029	28,589,314
Cathay General Bancorp.	348,201	10,909,137
Commerce Bancshares Inc./MO	315,847	13,436,132
East West Bancorp. Inc.	664,784	27,628,423
First Horizon National Corp.	1,701,061	24,699,406
Fulton Financial Corp.	569,494	7,409,117
Signature Bank/New York NYa	357,535	54,835,143
SVB Financial Group[a,b]	365,928	43,508,839
Synovus Financial Corp.	492,077	15,933,453
Webster Financial Corp.	371,525	13,817,015

		259,795,455
BEVERAGES — 0.18%
Boston Beer Co. Inc. (The)[a,b]	47,538	9,598,398

		9,598,398
BIOTECHNOLOGY — 0.95%
United Therapeutics Corp.[a,b]	324,246	50,780,166

		50,780,166
BUILDING PRODUCTS — 2.60%
AO Smith Corp.	532,212	40,772,761
Fortune Brands Home & Security Inc.	1,134,785	62,980,568
Lennox International Inc.	284,973	35,593,128

		139,346,457
CAPITAL MARKETS — 2.34%
Eaton Vance Corp. NVS	409,377	13,276,096
Federated Investors Inc. Class B	330,137	9,458,425

Security	Shares	Value

Janus Capital Group Inc.	529,517	$7,460,895
Raymond James Financial Inc.	389,391	22,572,996
SEI Investments Co.	982,759	51,496,572
Waddell & Reed Financial Inc. Class A	277,461	7,952,032
WisdomTree Investments Inc.[b]	816,572	12,803,849

		125,020,865
CHEMICALS — 2.35%
Ashland Inc.	228,027	23,418,373
Minerals Technologies Inc.	155,744	7,142,420
NewMarket Corp.	41,514	15,805,625
PolyOne Corp.	288,433	9,160,632
RPM International Inc.	491,757	21,666,814
Scotts Miracle-Gro Co. (The) Class A	194,194	12,527,455
Sensient Technologies Corp.	173,648	10,908,567
Valspar Corp. (The)	306,579	25,430,728

		126,060,614
COMMERCIAL SERVICES & SUPPLIES — 1.88%
Copart Inc.[a,b]	484,732	18,424,663
Deluxe Corp.	178,523	9,736,644
Herman Miller Inc.	208,770	5,991,699
Rollins Inc.	668,178	17,305,810
Waste Connections Inc.	869,583	48,974,915

		100,433,731
COMMUNICATIONS EQUIPMENT — 1.25%
ARRIS Group Inc.[a,b]	958,932	29,314,551
Ciena Corp.[a]	900,424	18,629,773
InterDigital Inc./PA	110,895	5,438,291
Plantronics Inc.	150,957	7,158,381
Polycom Inc.[a]	490,082	6,170,132

		66,711,128
CONSTRUCTION & ENGINEERING — 0.13%
KBR Inc.	400,283	6,772,788

		6,772,788
CONSTRUCTION MATERIALS — 0.40%
Eagle Materials Inc.	355,733	21,496,945

		21,496,945
CONTAINERS & PACKAGING — 1.31%
AptarGroup Inc.	257,462	18,704,614
Packaging Corp. of America	689,333	43,462,446
Silgan Holdings Inc.	149,672	8,040,380

		70,207,440
DISTRIBUTORS — 1.20%
LKQ Corp.[a]	2,170,768	64,319,856

		64,319,856

537

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

December 31, 2015

Security	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.68%
Service Corp. International/U.S.	1,396,509	$36,337,164

		36,337,164
DIVERSIFIED FINANCIAL SERVICES — 3.04%
CBOE Holdings Inc.	585,976	38,029,843
FactSet Research Systems Inc.	294,548	47,884,668
MarketAxess Holdings Inc.	265,041	29,575,925
MSCI Inc.	656,678	47,366,184

		162,856,620
ELECTRIC UTILITIES — 0.21%
IDACORP Inc.	164,666	11,197,288

		11,197,288
ELECTRICAL EQUIPMENT — 1.66%
Acuity Brands Inc.	311,105	72,736,349
Hubbell Inc.	161,728	16,340,997

		89,077,346
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.12%
Belden Inc.	167,208	7,972,477
Cognex Corp.	603,085	20,366,181
FEI Co.	130,744	10,432,064
IPG Photonics Corp.[a,b]	258,854	23,079,423
National Instruments Corp.	357,574	10,258,798
Trimble Navigation Ltd.[a,b]	730,081	15,660,237
Zebra Technologies Corp. Class Aa,b	370,297	25,791,186

		113,560,366
FOOD & STAPLES RETAILING — 0.46%
Casey’s General Stores Inc.	149,734	18,035,460
SUPERVALU Inc.[a,b]	1,002,700	6,798,306

		24,833,766
FOOD PRODUCTS — 3.11%
Flowers Foods Inc.	1,326,921	28,515,532
Hain Celestial Group Inc. (The)[a,b]	409,887	16,555,336
Ingredion Inc.	223,757	21,444,871
Lancaster Colony Corp.	88,432	10,210,359
Post Holdings Inc.[a,b]	441,218	27,223,150
Tootsie Roll Industries Inc.	71,166	2,248,134
TreeHouse Foods Inc.[a,b]	147,089	11,540,603
WhiteWave Foods Co. (The)[a,b]	1,252,126	48,720,223

		166,458,208
GAS UTILITIES — 0.79%
Atmos Energy Corp.	317,475	20,013,624
National Fuel Gas Co.	228,725	9,777,994
WGL Holdings Inc.	201,960	12,721,460

		42,513,078

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 7.33%
Align Technology Inc.[a,b]	514,081	$33,852,234
Cooper Companies Inc. (The)	165,860	22,258,412
Halyard Health Inc.[a]	132,752	4,435,244
Hill-Rom Holdings Inc.	262,035	12,593,402
Hologic Inc.[a,b]	1,748,940	67,666,489
IDEXX Laboratories Inc.[a,b]	646,415	47,136,582
LivaNova PLC[a,b]	302,036	17,931,877
ResMed Inc.[b]	992,369	53,280,292
Sirona Dental Systems Inc.[a]	397,226	43,524,053
STERIS PLC[b]	609,975	45,955,516
Teleflex Inc.	180,373	23,710,031
West Pharmaceutical Services Inc.	338,191	20,365,862

		392,709,994
HEALTH CARE PROVIDERS & SERVICES — 3.78%
AmSurg Corp.[a,b]	383,468	29,143,568
Centene Corp.[a,b]	846,917	55,735,608
Health Net Inc./CAa	258,245	17,679,453
MEDNAX Inc.[a,b]	668,278	47,888,801
Molina Healthcare Inc.[a,b]	151,412	9,104,404
VCA Inc.[a]	573,121	31,521,655
WellCare Health Plans Inc.[a,b]	147,244	11,515,953

		202,589,442
HEALTH CARE TECHNOLOGY — 0.17%
Allscripts Healthcare Solutions Inc.[a]	591,521	9,097,593

		9,097,593
HOTELS, RESTAURANTS & LEISURE — 3.35%
Brinker International Inc.	186,381	8,936,969
Buffalo Wild Wings Inc.[a,b]	135,370	21,611,821
Cheesecake Factory Inc. (The)	151,319	6,977,319
Cracker Barrel Old Country Store Inc.[b]	71,509	9,069,487
Domino’s Pizza Inc.	388,345	43,203,381
Dunkin’ Brands Group Inc.[b]	658,419	28,042,065
Jack in the Box Inc.	152,709	11,714,307
Panera Bread Co. Class Aa,b	169,136	32,944,310
Wendy’s Co. (The)	1,555,297	16,750,549

		179,250,208
HOUSEHOLD DURABLES — 3.27%
CalAtlantic Group Inc.	287,339	10,895,895
Jarden Corp.[a]	721,275	41,199,228
MDC Holdings Inc.	133,744	3,414,484
NVR Inc.[a,b]	26,139	42,946,377
Tempur Sealy International Inc.[a,b]	442,310	31,165,163
Toll Brothers Inc.[a]	1,152,339	38,372,889
TRI Pointe Group Inc.[a,b]	559,478	7,088,586

		175,082,622

538

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

December 31, 2015

Security	Shares	Value

HOUSEHOLD PRODUCTS — 0.12%
Energizer Holdings Inc.	190,907	$6,502,292

		6,502,292
INSURANCE — 2.66%
American Financial Group Inc./OH	254,579	18,350,054
Arthur J Gallagher & Co.	665,358	27,239,757
Brown & Brown Inc.	532,313	17,087,247
Old Republic International Corp.	1,728,022	32,193,050
Primerica Inc.[b]	199,488	9,421,818
RenaissanceRe Holdings Ltd.[b]	143,308	16,221,033
StanCorp Financial Group Inc.	192,635	21,937,274

		142,450,233
INTERNET SOFTWARE & SERVICES — 0.69%
j2 Global Inc.	327,629	26,970,419
Rackspace Hosting Inc.[a,b]	390,821	9,895,588

		36,866,007
IT SERVICES — 5.93%
Acxiom Corp.[a]	254,959	5,333,742
Broadridge Financial Solutions Inc.	842,710	45,278,808
Convergys Corp.	693,339	17,257,208
CoreLogic Inc./U.S.[a]	382,310	12,945,017
DST Systems Inc.	231,187	26,369,189
Gartner Inc.[a,b]	588,790	53,403,253
Global Payments Inc.	922,951	59,539,569
Jack Henry & Associates Inc.	568,005	44,338,470
Leidos Holdings Inc.	173,398	9,755,372
MAXIMUS Inc.	464,366	26,120,588
NeuStar Inc. Class Aa,b	122,700	2,941,119
WEX Inc.[a]	162,088	14,328,579

		317,610,914
LEISURE PRODUCTS — 1.04%
Brunswick Corp./DE	304,216	15,365,950
Polaris Industries Inc.[b]	238,361	20,487,128
Vista Outdoor Inc.[a]	442,886	19,712,856

		55,565,934
LIFE SCIENCES TOOLS & SERVICES — 2.66%
Bio-Techne Corp.	264,341	23,790,690
Charles River Laboratories International Inc.[a]	331,376	26,639,317
Mettler-Toledo International Inc.[a]	194,395	65,925,176
PAREXEL International Corp.[a,b]	378,397	25,776,404

		142,131,587
MACHINERY — 2.79%
Crane Co.	157,993	7,558,385
Donaldson Co. Inc.	359,694	10,308,830
Graco Inc.	254,374	18,332,734
IDEX Corp.	299,134	22,916,656
ITT Corp.	267,337	9,709,680
Nordson Corp.	213,494	13,695,640
Toro Co. (The)	389,538	28,463,542
Wabtec Corp./DE	418,261	29,746,722
Woodward Inc.	178,031	8,841,019

		149,573,208

Security	Shares	Value

MEDIA — 1.28%
AMC Networks Inc. Class Aa,b	432,838	$32,324,342
Cable One Inc.	18,992	8,236,071
Cinemark Holdings Inc.	337,584	11,285,433
DreamWorks Animation SKG Inc. Class Aa,b	232,668	5,995,854
Live Nation Entertainment Inc.[a]	424,787	10,437,017

		68,278,717
METALS & MINING — 0.19%
Compass Minerals International Inc.	134,218	10,102,589

		10,102,589
PAPER & FOREST PRODUCTS — 0.22%
Louisiana-Pacific Corp.[a,b]	650,117	11,708,607

		11,708,607
PERSONAL PRODUCTS — 0.29%
Avon Products Inc.	868,479	3,517,340
Edgewell Personal Care Co.	150,960	11,830,735

		15,348,075
PHARMACEUTICALS — 0.59%
Akorn Inc.[a,b]	569,376	21,243,419
Catalent Inc.[a,b]	419,740	10,506,092

		31,749,511
PROFESSIONAL SERVICES — 1.00%
CEB Inc.	235,271	14,443,287
Towers Watson & Co. Class A	305,959	39,303,493

		53,746,780
REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.85%
Alexandria Real Estate Equities Inc.	314,312	28,401,232
American Campus Communities Inc.	431,199	17,825,767
BioMed Realty Trust Inc.	1,435,697	34,011,662
Camden Property Trust	339,550	26,063,858
Care Capital Properties Inc.	262,292	8,018,266
Communications Sales & Leasing Inc./CSL Capital LLC[a,b]	856,191	16,002,210
Douglas Emmett Inc.	614,550	19,161,669
Duke Realty Corp.[b]	1,153,389	24,244,237
Equity One Inc.[b]	524,767	14,247,424
Extra Space Storage Inc.	877,250	77,382,222
Federal Realty Investment Trust[b]	325,607	47,571,183
Highwoods Properties Inc.	352,401	15,364,684
Kilroy Realty Corp.[b]	406,121	25,699,337
Lamar Advertising Co. Class Ab	582,665	34,948,247
Mid-America Apartment Communities Inc.	374,994	34,053,205
National Retail Properties Inc.[b]	464,600	18,607,230
Omega Healthcare Investors Inc.[b]	584,998	20,463,230
Post Properties Inc.[b]	211,666	12,522,161
Potlatch Corp.	144,814	4,379,175
Regency Centers Corp.	669,146	45,582,225
Sovran Self Storage Inc.	257,058	27,584,894
Tanger Factory Outlet Centers Inc.	417,630	13,656,501
Taubman Centers Inc.	201,137	15,431,231
UDR Inc.[b]	1,861,833	69,949,066

539

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

December 31, 2015

Security	Shares	Value

Urban Edge Properties[b]	374,371	$8,779,000
Weingarten Realty Investors	810,432	28,024,738

		687,974,654
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.17%
Alexander & Baldwin Inc.	326,683	11,535,177
Jones Lang LaSalle Inc.	320,070	51,166,390

		62,701,567
ROAD & RAIL — 0.27%
Old Dominion Freight Line Inc.[a]	246,555	14,564,004

		14,564,004
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.55%
Advanced Micro Devices Inc.[a,b]	2,095,141	6,013,055
Atmel Corp.	1,374,769	11,836,761
Fairchild Semiconductor International Inc.[a]	363,025	7,518,248
Integrated Device Technology Inc.[a,b]	1,042,812	27,478,096
Silicon Laboratories Inc.[a,b]	192,485	9,343,222
Synaptics Inc.[a,b]	257,540	20,690,763

		82,880,145
SOFTWARE — 8.40%
ACI Worldwide Inc.[a,b]	840,641	17,989,717
ANSYS Inc.[a,b]	632,375	58,494,688
Cadence Design Systems Inc.[a]	2,114,111	43,994,650
CDK Global Inc.	1,132,910	53,779,238
CommVault Systems Inc.[a]	164,902	6,488,894
Fair Isaac Corp.	220,891	20,803,514
Fortinet Inc.[a,b]	1,040,624	32,436,250
Manhattan Associates Inc.[a,b]	519,247	34,358,574
PTC Inc.[a]	455,947	15,789,445
SolarWinds Inc.[a]	443,758	26,137,346
Solera Holdings Inc.	477,927	26,204,737
Synopsys Inc.[a,b]	731,475	33,362,575
Tyler Technologies Inc.[a,b]	230,731	40,221,028
Ultimate Software Group Inc. (The)[a,b]	203,646	39,814,829

		449,875,485
SPECIALTY RETAIL — 1.10%
Foot Locker Inc.	634,043	41,269,859
Williams-Sonoma Inc.	296,732	17,332,116

		58,601,975
TEXTILES, APPAREL & LUXURY GOODS — 1.24%
Carter’s Inc.	369,488	32,895,517
Kate Spade & Co.[a,b]	318,086	5,652,388
Skechers U.S.A. Inc. Class Aa,b	923,722	27,905,641

		66,453,546

Security	Shares	Value

THRIFTS & MORTGAGE FINANCE — 0.17%
Washington Federal Inc.	390,404	$9,303,327

		9,303,327
TRADING COMPANIES & DISTRIBUTORS — 0.27%
Watsco Inc.	122,473	14,345,262

		14,345,262
WATER UTILITIES — 0.41%
Aqua America Inc.	739,883	22,048,513

		22,048,513

TOTAL COMMON STOCKS (Cost: $4,709,442,770)		5,344,002,262

SHORT-TERM INVESTMENTS — 8.38%

MONEY MARKET FUNDS — 8.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	422,565,494	422,565,494
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	21,204,649	21,204,649
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	4,996,639	4,996,639

		448,766,782

TOTAL SHORT-TERM INVESTMENTS (Cost: $448,766,782)		448,766,782

TOTAL INVESTMENTS IN SECURITIES — 108.19% (Cost: $5,158,209,552)		5,792,769,044
Other Assets, Less Liabilities — (8.19)%		(438,448,287)

NET ASSETS — 100.00%		$5,354,320,757

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

540

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

December 31, 2015

Open futures contracts as of December 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini	69	Mar. 2016	Chicago Mercantile	$9,615,150	$(28,551)

See accompanying notes to schedules of investments.

541

Schedule of Investments (Unaudited)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 2.75%
B/E Aerospace Inc.	323,573	$13,709,788
Esterline Technologies Corp.[a,b]	160,604	13,008,924
Huntington Ingalls Industries Inc.	124,992	15,855,235
KLX Inc.[a,b]	286,073	8,808,188
Orbital ATK Inc.	318,994	28,498,924
Teledyne Technologies Inc.[a,b]	192,415	17,067,210
Triumph Group Inc.	267,304	10,625,334

		107,573,603
AUTO COMPONENTS — 0.54%
Dana Holding Corp.	830,414	11,459,713
Gentex Corp.	600,643	9,616,295

		21,076,008
AUTOMOBILES — 0.18%
Thor Industries Inc.	126,046	7,077,483

		7,077,483
BANKS — 6.30%
Associated Banc-Corp.	813,773	15,258,244
BancorpSouth Inc.	228,502	5,481,763
Bank of Hawaii Corp.	91,247	5,739,436
Cathay General Bancorp.	142,155	4,453,716
Commerce Bancshares Inc./MO	213,544	9,084,162
Cullen/Frost Bankers Inc.[b]	297,682	17,860,920
East West Bancorp. Inc.	273,545	11,368,530
First Niagara Financial Group Inc.	1,925,046	20,886,749
FirstMerit Corp.	899,919	16,783,489
Fulton Financial Corp.	508,509	6,615,702
Hancock Holding Co.	419,816	10,566,769
International Bancshares Corp.	301,981	7,760,912
PacWest Bancorp.	612,746	26,409,352
Prosperity Bancshares Inc.	357,359	17,103,202
Synovus Financial Corp.	333,004	10,782,669
TCF Financial Corp.	920,740	13,000,849
Trustmark Corp.	366,092	8,434,760
Umpqua Holdings Corp.	1,195,143	19,002,774
Valley National Bancorp.	1,213,321	11,951,212
Webster Financial Corp.	213,531	7,941,218

		246,486,428

Security	Shares	Value

BEVERAGES — 0.08%
Boston Beer Co. Inc. (The)[a]	15,614	$3,152,623

		3,152,623
CAPITAL MARKETS — 1.77%
Eaton Vance Corp. NVS	325,081	10,542,377
Federated Investors Inc. Class B	261,602	7,494,897
Janus Capital Group Inc.	386,296	5,442,911
Raymond James Financial Inc.	393,947	22,837,107
Stifel Financial Corp.[a,b]	377,406	15,986,918
Waddell & Reed Financial Inc. Class Ab	238,059	6,822,771

		69,126,981
CHEMICALS — 3.78%
Albemarle Corp.[b]	608,301	34,070,939
Ashland Inc.	167,335	17,185,304
Cabot Corp.	339,803	13,891,147
Chemours Co. (The)	977,793	5,240,970
Minerals Technologies Inc.	70,081	3,213,915
NewMarket Corp.	22,916	8,724,809
Olin Corp.	896,551	15,474,470
PolyOne Corp.	247,657	7,865,586
RPM International Inc.	345,701	15,231,586
Scotts Miracle-Gro Co. (The) Class A	98,478	6,352,816
Sensient Technologies Corp.	112,601	7,073,595
Valspar Corp. (The)	162,799	13,504,177

		147,829,314
COMMERCIAL SERVICES & SUPPLIES — 1.62%
Clean Harbors Inc.[a,b]	284,617	11,854,298
Copart Inc.[a]	182,213	6,925,916
Deluxe Corp.	130,546	7,119,979
Herman Miller Inc.	164,671	4,726,058
HNI Corp.	239,454	8,634,711
MSA Safety Inc.	171,862	7,470,841
RR Donnelley & Sons Co.	1,133,113	16,679,423

		63,411,226
COMMUNICATIONS EQUIPMENT — 0.75%
InterDigital Inc./PA	107,034	5,248,947
NetScout Systems Inc.[a]	538,231	16,523,692
Plantronics Inc.	67,927	3,221,098
Polycom Inc.[a]	346,462	4,361,957

		29,355,694

542

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2015

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 1.07%
AECOM[a,b]	821,204	$24,660,756
Granite Construction Inc.	213,457	9,159,440
KBR Inc.	476,703	8,065,815

		41,886,011
CONSUMER FINANCE — 0.38%
SLM Corp.[a]	2,306,521	15,038,517

		15,038,517
CONTAINERS & PACKAGING — 1.68%
AptarGroup Inc.	142,262	10,335,334
Bemis Co. Inc.	520,610	23,266,061
Greif Inc. Class A	138,557	4,268,941
Silgan Holdings Inc.	104,933	5,637,001
Sonoco Products Co.	547,586	22,379,840

		65,887,177
DIVERSIFIED CONSUMER SERVICES — 0.71%
DeVry Education Group Inc.	309,377	7,830,332
Graham Holdings Co. Class B	24,363	11,815,324
Sotheby’s	322,309	8,302,680

		27,948,336
ELECTRIC UTILITIES — 3.60%
Cleco Corp.	328,349	17,143,101
Great Plains Energy Inc.	836,152	22,835,311
Hawaiian Electric Industries Inc.	583,424	16,890,125
IDACORP Inc.	147,432	10,025,376
OGE Energy Corp.	1,082,865	28,468,521
PNM Resources Inc.	430,857	13,171,299
Westar Energy Inc.	766,249	32,496,620

		141,030,353
ELECTRICAL EQUIPMENT — 0.81%
Hubbell Inc.	172,328	17,412,021
Regal Beloit Corp.	242,552	14,194,143

		31,606,164
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.50%
Arrow Electronics Inc.[a,b]	507,179	27,478,958
Avnet Inc.	715,696	30,660,417
Belden Inc.	99,648	4,751,217
FEI Co.	121,836	9,721,294
Ingram Micro Inc. Class A	845,075	25,673,378
Jabil Circuit Inc.	1,026,645	23,910,562

Security	Shares	Value

Keysight Technologies Inc.[a]	921,969	$26,119,382
Knowles Corp.[a,b]	478,467	6,377,965
National Instruments Corp.	272,324	7,812,976
SYNNEX Corp.	156,807	14,101,653
Tech Data Corp.[a,b]	190,477	12,643,863
Trimble Navigation Ltd.[a,b]	802,259	17,208,456
Vishay Intertechnology Inc.[b]	733,893	8,843,411

		215,303,532
ENERGY EQUIPMENT & SERVICES — 2.67%
Atwood Oceanics Inc.[b]	317,172	3,244,670
Dril-Quip Inc.[a,b]	208,334	12,339,623
Nabors Industries Ltd.	1,534,126	13,055,412
Noble Corp. PLC[b]	1,309,698	13,817,314
Oceaneering International Inc.	530,962	19,921,694
Oil States International Inc.[a]	275,097	7,496,393
Patterson-UTI Energy Inc.	799,498	12,056,430
Rowan Companies PLC Class A	677,966	11,491,524
Superior Energy Services Inc.	817,739	11,014,944

		104,438,004
FOOD & STAPLES RETAILING — 0.69%
Casey’s General Stores Inc.	97,450	11,737,852
SUPERVALU Inc.[a]	674,105	4,570,432
United Natural Foods Inc.[a,b]	272,402	10,721,743

		27,030,027
FOOD PRODUCTS — 1.39%
Dean Foods Co.	495,054	8,490,176
Hain Celestial Group Inc. (The)[a,b]	245,727	9,924,914
Ingredion Inc.	217,393	20,834,945
Lancaster Colony Corp.	38,123	4,401,682
Tootsie Roll Industries Inc.[b]	42,483	1,342,038
TreeHouse Foods Inc.[a,b]	121,512	9,533,831

		54,527,586
GAS UTILITIES — 2.64%
Atmos Energy Corp.	308,487	19,447,020
National Fuel Gas Co.	284,993	12,183,451
ONE Gas Inc.	283,239	14,210,101
Questar Corp.	948,998	18,486,481
UGI Corp.	934,888	31,561,819
WGL Holdings Inc.	115,999	7,306,777

		103,195,649

543

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2015

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 1.23%
Cooper Companies Inc. (The)	137,210	$18,413,582
Halyard Health Inc.[a]	151,009	5,045,211
Hill-Rom Holdings Inc.	107,135	5,148,908
Teleflex Inc.	88,118	11,583,111
West Pharmaceutical Services Inc.	132,772	7,995,530

		48,186,342
HEALTH CARE PROVIDERS & SERVICES — 2.00%
Community Health Systems Inc.[a]	641,592	17,021,436
Health Net Inc./CAa	221,752	15,181,142
LifePoint Health Inc.[a,b]	236,275	17,342,585
Molina Healthcare Inc.[a]	106,295	6,391,518
Owens & Minor Inc.	341,520	12,287,889
WellCare Health Plans Inc.[a,b]	126,790	9,916,246

		78,140,816
HEALTH CARE TECHNOLOGY — 0.23%
Allscripts Healthcare Solutions Inc.[a,b]	573,591	8,821,830

		8,821,830
HOTELS, RESTAURANTS & LEISURE — 0.89%
Brinker International Inc.	180,701	8,664,613
Cheesecake Factory Inc. (The)	129,654	5,978,346
Cracker Barrel Old Country Store Inc.[b]	75,284	9,548,270
International Speedway Corp. Class A	144,101	4,859,086
Jack in the Box Inc.	77,388	5,936,433

		34,986,748
HOUSEHOLD DURABLES — 1.76%
CalAtlantic Group Inc.[b]	194,000	7,356,480
Jarden Corp.[a]	572,703	32,712,795
KB Home	492,869	6,077,075
MDC Holdings Inc.	110,850	2,830,001
TRI Pointe Group Inc.[a]	361,305	4,577,734
Tupperware Brands Corp.	272,594	15,169,856

		68,723,941
HOUSEHOLD PRODUCTS — 0.17%
Energizer Holdings Inc.	192,433	6,554,268

		6,554,268

Security	Shares	Value

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.06%
Talen Energy Corp.[a,b]	350,235	$2,181,964

		2,181,964
INDUSTRIAL CONGLOMERATES — 0.80%
Carlisle Companies Inc.	352,433	31,257,283

		31,257,283
INSURANCE — 8.61%
Alleghany Corp.[a]	84,430	40,351,630
American Financial Group Inc./OH	194,495	14,019,200
Arthur J Gallagher & Co.	449,550	18,404,577
Aspen Insurance Holdings Ltd.	330,051	15,941,463
Brown & Brown Inc.	228,004	7,318,928
CNO Financial Group Inc.	1,009,193	19,265,494
Endurance Specialty Holdings Ltd.	332,549	21,279,811
Everest Re Group Ltd.	233,574	42,765,064
First American Financial Corp.	590,017	21,181,610
Genworth Financial Inc. Class Aa	2,693,532	10,046,874
Hanover Insurance Group Inc. (The)	234,705	19,090,905
Kemper Corp.	261,288	9,732,978
Mercury General Corp.	185,968	8,660,530
Primerica Inc.	109,696	5,180,942
Reinsurance Group of America Inc.	356,475	30,496,436
RenaissanceRe Holdings Ltd.	128,164	14,506,883
StanCorp Financial Group Inc.	82,654	9,412,638
WR Berkley Corp.	534,773	29,278,822

		336,934,785
INTERNET & CATALOG RETAIL — 0.22%
HSN Inc.	173,483	8,790,384

		8,790,384
INTERNET SOFTWARE & SERVICES — 0.21%
Rackspace Hosting Inc.[a,b]	322,512	8,166,004

		8,166,004
IT SERVICES — 2.21%
Acxiom Corp.[a,b]	226,881	4,746,350
Computer Sciences Corp.	752,553	24,593,432
CoreLogic Inc./U.S.[a]	185,938	6,295,861

544

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2015

Security	Shares	Value

Leidos Holdings Inc.	216,050	$12,154,973
NeuStar Inc. Class Aa,b	132,723	3,181,370
Science Applications International Corp.	224,403	10,273,169
VeriFone Systems Inc.[a]	623,978	17,483,864
WEX Inc.[a,b]	85,779	7,582,864

		86,311,883
LEISURE PRODUCTS — 0.67%
Brunswick Corp./DE	262,046	13,235,943
Polaris Industries Inc.	149,006	12,807,066

		26,043,009
LIFE SCIENCES TOOLS & SERVICES — 0.40%
Bio-Rad Laboratories Inc. Class Aa	112,555	15,606,876

		15,606,876
MACHINERY — 5.58%
AGCO Corp.[b]	399,212	18,120,233
CLARCOR Inc.	270,979	13,462,237
Crane Co.	146,932	7,029,227
Donaldson Co. Inc.	394,954	11,319,382
Graco Inc.	109,005	7,855,990
IDEX Corp.	186,366	14,277,499
ITT Corp.	281,494	10,223,862
Joy Global Inc.	527,675	6,653,982
Kennametal Inc.	431,218	8,279,386
Lincoln Electric Holdings Inc.	357,892	18,571,016
Nordson Corp.	128,023	8,212,675
Oshkosh Corp.	406,225	15,859,024
Terex Corp.	588,751	10,880,118
Timken Co. (The)	391,740	11,199,847
Trinity Industries Inc.	829,463	19,923,701
Valmont Industries Inc.	125,134	13,266,707
Wabtec Corp./DE	203,666	14,484,726
Woodward Inc.	172,631	8,572,855

		218,192,467
MARINE — 0.39%
Kirby Corp.[a,b]	292,367	15,384,351

		15,384,351
MEDIA — 1.81%
Cable One Inc.	9,701	4,206,936
Cinemark Holdings Inc.	314,708	10,520,688
DreamWorks Animation SKG Inc. Class Aa,b	207,338	5,343,100

Security	Shares	Value

John Wiley & Sons Inc. Class A	266,503	$12,000,630
Live Nation Entertainment Inc.[a]	466,843	11,470,333
Meredith Corp.	204,278	8,835,024
New York Times Co. (The) Class A	672,302	9,022,293
Time Inc.	595,008	9,323,775

		70,722,779
METALS & MINING — 2.61%
Allegheny Technologies Inc.[b]	591,143	6,650,359
Carpenter Technology Corp.	266,021	8,052,455
Commercial Metals Co.	630,668	8,633,845
Compass Minerals International Inc.	80,166	6,034,095
Reliance Steel & Aluminum Co.	388,658	22,507,185
Royal Gold Inc.	354,627	12,933,246
Steel Dynamics Inc.	1,313,407	23,470,583
U.S. Steel Corp.[b]	791,510	6,316,250
Worthington Industries Inc.	250,478	7,549,407

		102,147,425
MULTI-UTILITIES — 2.29%
Alliant Energy Corp.	614,584	38,380,771
Black Hills Corp.	277,927	12,904,150
MDU Resources Group Inc.	1,059,706	19,413,814
Vectren Corp.	448,845	19,040,005

		89,738,740
MULTILINE RETAIL — 0.55%
Big Lots Inc.	268,804	10,359,706
JC Penney Co. Inc.[a,b]	1,657,834	11,041,175

		21,400,881
OIL, GAS & CONSUMABLE FUELS — 3.41%
California Resources Corp.	1,690,978	3,939,979
Denbury Resources Inc.	1,892,356	3,822,559
Energen Corp.	427,729	17,532,612
Gulfport Energy Corp.[a]	587,834	14,443,081
HollyFrontier Corp.	991,628	39,556,041
QEP Resources Inc.	872,496	11,691,446
SM Energy Co.[b]	368,012	7,235,116
Western Refining Inc.	375,177	13,363,805
World Fuel Services Corp.	383,130	14,735,180
WPX Energy Inc.[a,b]	1,266,781	7,271,323

		133,591,142

545

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2015

Security	Shares	Value

PAPER & FOREST PRODUCTS — 0.45%
Domtar Corp.	341,360	$12,613,252
Louisiana-Pacific Corp.[a,b]	277,631	5,000,134

		17,613,386
PERSONAL PRODUCTS — 0.59%
Avon Products Inc.	1,696,688	6,871,586
Edgewell Personal Care Co.	207,712	16,278,390

		23,149,976
PHARMACEUTICALS — 0.14%
Catalent Inc.[a,b]	212,476	5,318,274

		5,318,274
PROFESSIONAL SERVICES — 1.53%
FTI Consulting Inc.[a,b]	227,222	7,875,515
ManpowerGroup Inc.	399,104	33,640,476
Towers Watson & Co. Class A	143,200	18,395,472

		59,911,463
REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.80%
Alexandria Real Estate Equities Inc.[b]	153,556	13,875,320
American Campus Communities Inc.[b]	280,609	11,600,376
Camden Property Trust[b]	212,238	16,291,389
Care Capital Properties Inc.	254,142	7,769,121
Corporate Office Properties Trust[b]	513,419	11,207,937
Corrections Corp. of America[b]	636,416	16,858,660
Douglas Emmett Inc.	287,153	8,953,430
Duke Realty Corp.[b]	992,901	20,870,779
Federal Realty Investment Trust	128,111	18,717,017
Highwoods Properties Inc.[b]	248,237	10,823,133
Hospitality Properties Trust	820,345	21,452,022
Kilroy Realty Corp.[b]	190,198	12,035,729
LaSalle Hotel Properties	611,318	15,380,761
Liberty Property Trust	801,496	24,886,451
Mack-Cali Realty Corp.	485,032	11,325,497
Mid-America Apartment Communities Inc.	122,699	11,142,296
National Retail Properties Inc.[b]	383,272	15,350,044
Omega Healthcare Investors Inc.	445,511	15,583,975
Post Properties Inc.	131,898	7,803,086
Potlatch Corp.[b]	110,863	3,352,497

Security	Shares	Value

Rayonier Inc.[b]	669,909	$14,871,980
Senior Housing Properties Trust	1,285,486	19,076,612
Tanger Factory Outlet Centers Inc.	194,739	6,367,965
Taubman Centers Inc.	172,692	13,248,930
Urban Edge Properties[b]	214,284	5,024,960
WP GLIMCHER Inc.	1,005,156	10,664,705

		344,534,672
ROAD & RAIL — 1.20%
Genesee & Wyoming Inc. Class Aa,b	308,907	16,585,217
Landstar System Inc.	234,533	13,755,360
Old Dominion Freight Line Inc.[a]	188,352	11,125,953
Werner Enterprises Inc.	240,813	5,632,616

		47,099,146
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.55%
Advanced Micro Devices Inc.[a,b]	1,866,812	5,357,751
Atmel Corp.	1,231,372	10,602,113
Cree Inc.[a,b]	557,815	14,876,926
Cypress Semiconductor Corp.	1,812,041	17,776,122
Fairchild Semiconductor International Inc.[a]	337,451	6,988,610
Intersil Corp. Class A	718,467	9,167,639
Silicon Laboratories Inc.[a]	63,226	3,068,990
SunEdison Inc.[a,b]	1,720,452	8,757,101
Teradyne Inc.	1,114,826	23,043,453

		99,638,705
SOFTWARE — 0.94%
CommVault Systems Inc.[a,b]	103,332	4,066,114
Mentor Graphics Corp.	541,492	9,974,283
PTC Inc.[a]	273,184	9,460,362
Synopsys Inc.[a]	287,955	13,133,627

		36,634,386
SPECIALTY RETAIL — 4.21%
Aaron’s Inc.	349,957	7,835,537
Abercrombie & Fitch Co. Class A	364,356	9,837,612
American Eagle Outfitters Inc.[b]	969,273	15,023,732
Ascena Retail Group Inc.[a,b]	934,820	9,207,977
Cabela’s Inc.[a,b]	267,306	12,491,209
Chico’s FAS Inc.	755,267	8,058,699

546

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2015

Security	Shares	Value

CST Brands Inc.	410,577	$16,069,984
Dick’s Sporting Goods Inc.	489,035	17,287,387
Foot Locker Inc.	260,825	16,977,099
Guess? Inc.[b]	344,449	6,503,197
Murphy USA Inc.[a]	212,769	12,923,589
Office Depot Inc.[a]	2,673,216	15,076,938
Rent-A-Center Inc./TX	286,044	4,282,079
Williams-Sonoma Inc.	226,690	13,240,963

		164,816,002
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.10%
3D Systems Corp.[a,b]	575,602	5,001,982
Diebold Inc.	352,636	10,610,817
Lexmark International Inc. Class A	335,343	10,881,880
NCR Corp.[a]	670,058	16,389,619

		42,884,298
TEXTILES, APPAREL & LUXURY GOODS — 0.41%
Deckers Outdoor Corp.[a]	175,178	8,268,401
Kate Spade & Co.[a,b]	449,509	7,987,775

		16,256,176
THRIFTS & MORTGAGE FINANCE — 1.22%
New York Community Bancorp. Inc.	2,629,171	42,908,071
Washington Federal Inc.	205,862	4,905,691

		47,813,762
TRADING COMPANIES & DISTRIBUTORS — 1.00%
GATX Corp.[b]	229,855	9,780,330
MSC Industrial Direct Co. Inc. Class A	261,809	14,731,993
NOW Inc.[a,b]	581,216	9,194,837
Watsco Inc.	45,831	5,368,185

		39,075,345
WATER UTILITIES — 0.30%
Aqua America Inc.	392,846	11,706,811

		11,706,811
WIRELESS TELECOMMUNICATION SERVICES — 0.34%
Telephone & Data Systems Inc.	512,952	13,280,327

		13,280,327

TOTAL COMMON STOCKS
(Cost: $3,904,270,422)		3,904,597,363

Security	Shares	Value

SHORT-TERM INVESTMENTS — 5.00%

MONEY MARKET FUNDS — 5.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	182,026,432	$182,026,432
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	9,134,221	9,134,221
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	4,662,737	4,662,737

		195,823,390

TOTAL SHORT-TERM INVESTMENTS
(Cost: $195,823,390)		195,823,390

TOTAL INVESTMENTS IN SECURITIES — 104.79%
(Cost: $4,100,093,812)		4,100,420,753
Other Assets, Less Liabilities — (4.79)%		(187,504,982)

NET ASSETS — 100.00%		$3,912,915,771

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

547

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2015

Open futures contracts as of December 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini	54	Mar. 2016	Chicago Mercantile	$7,524,900	$(25,159)

See accompanying notes to schedules of investments.

548

Schedule of Investments (Unaudited)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 1.02%
Aerojet Rocketdyne Holdings Inc.[a,b]	483,307	$7,568,588
American Science & Engineering Inc.	28,051	1,160,750
Curtiss-Wright Corp.	214,441	14,689,208
National Presto Industries Inc.	30,017	2,487,209
TASER International Inc.[a,b]	574,146	9,926,984

		35,832,739
AIR FREIGHT & LOGISTICS — 0.28%
Forward Air Corp.	226,763	9,753,077

		9,753,077
AIRLINES — 1.17%
Allegiant Travel Co.	139,799	23,462,466
Hawaiian Holdings Inc.[a,b]	503,759	17,797,806

		41,260,272
AUTO COMPONENTS — 1.38%
Dorman Products Inc.[a,b]	220,556	10,469,794
Drew Industries Inc.	256,707	15,630,889
Gentherm Inc.[a,b]	385,468	18,271,183
Motorcar Parts of America Inc.[a,b]	117,138	3,960,436

		48,332,302
AUTOMOBILES — 0.09%
Winnebago Industries Inc.	166,811	3,319,539

		3,319,539
BANKS — 11.05%
Ameris Bancorp.	275,932	9,378,929
Banner Corp.	216,046	9,907,870
BBCN Bancorp. Inc.	845,558	14,560,509
Cardinal Financial Corp.	245,434	5,583,624
Central Pacific Financial Corp.	208,460	4,590,289
City Holding Co.	92,080	4,202,531
Columbia Banking System Inc.	447,985	14,563,992
Community Bank System Inc.	258,544	10,326,247
CVB Financial Corp.	714,646	12,091,810
First Commonwealth Financial Corp.	611,895	5,549,888
First Financial Bankshares Inc.	701,938	21,177,469
First Midwest Bancorp. Inc./IL	832,119	15,335,953
First NBC Bank Holding Co.[a,b]	101,218	3,784,541
Glacier Bancorp. Inc.	536,286	14,227,668

Security	Shares	Value

Hanmi Financial Corp.	339,155	$8,044,757
Home BancShares Inc./AR	649,281	26,308,866
Independent Bank Corp./Rockland MA	197,716	9,197,748
LegacyTexas Financial Group Inc.	465,518	11,647,260
MB Financial Inc.	473,178	15,316,772
National Penn Bancshares Inc.	908,959	11,207,464
NBT Bancorp. Inc.	229,280	6,392,326
Pinnacle Financial Partners Inc.	373,949	19,206,021
PrivateBancorp. Inc.	840,480	34,476,490
S&T Bancorp. Inc.	236,184	7,279,191
Simmons First National Corp. Class A	299,225	15,368,196
Sterling Bancorp./DE	850,036	13,787,584
Talmer Bancorp. Inc. Class A	667,274	12,084,332
Texas Capital Bancshares Inc.[a,b]	273,649	13,523,734
Tompkins Financial Corp.	89,184	5,008,573
United Bankshares Inc./WVb	378,419	13,997,719
United Community Banks Inc./GA	437,914	8,534,944
Westamerica Bancorp.[b]	118,854	5,556,425
Wilshire Bancorp. Inc.	509,257	5,881,918

		388,101,640
BIOTECHNOLOGY — 2.41%
Acorda Therapeutics Inc.[a,b]	458,992	19,635,678
Emergent BioSolutions Inc.[a]	322,698	12,911,147
Ligand Pharmaceuticals Inc.[a,b]	192,971	20,921,916
MiMedx Group Inc.[a,b]	1,056,931	9,903,444
Momenta Pharmaceuticals Inc.[a,b]	665,574	9,877,118
Repligen Corp.[a,b]	352,579	9,974,460
Spectrum Pharmaceuticals Inc.[a,b]	208,449	1,256,947

		84,480,710
BUILDING PRODUCTS — 2.29%
AAON Inc.	432,441	10,041,280
American Woodmark Corp.[a]	145,248	11,616,935
Apogee Enterprises Inc.	310,751	13,520,776
Gibraltar Industries Inc.[a]	139,761	3,555,520
Griffon Corp.	403,193	7,176,835
PGT Inc.[a,b]	523,858	5,966,743
Quanex Building Products Corp.	225,728	4,706,429
Simpson Manufacturing Co. Inc.	270,016	9,221,046
Universal Forest Products Inc.	214,022	14,632,684

		80,438,248

549

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2015

Security	Shares	Value

CAPITAL MARKETS — 2.32%
Evercore Partners Inc. Class A	420,648	$22,744,437
Financial Engines Inc.[b]	547,792	18,444,157
Greenhill & Co. Inc.	104,399	2,986,855
HFF Inc. Class A	368,119	11,437,457
Interactive Brokers Group Inc. Class A	425,236	18,540,290
Investment Technology Group Inc.	162,847	2,771,656
Virtus Investment Partners Inc.	37,304	4,381,728

		81,306,580
CHEMICALS — 1.18%
American Vanguard Corp.	128,266	1,797,007
Balchem Corp.	335,452	20,395,482
Innospec Inc.	255,963	13,901,350
Quaker Chemical Corp.	67,561	5,219,763

		41,313,602
COMMERCIAL SERVICES & SUPPLIES — 2.49%
Brady Corp. Class A	244,007	5,607,281
G&K Services Inc. Class A	104,560	6,576,824
Healthcare Services Group Inc.	766,119	26,714,569
Interface Inc.	699,733	13,392,890
Matthews International Corp. Class A	349,749	18,694,084
Mobile Mini Inc.	252,951	7,874,365
U.S. Ecology Inc.	231,669	8,442,018

		87,302,031
COMMUNICATIONS EQUIPMENT — 1.34%
CalAmp Corp.[a,b]	237,684	4,737,042
Digi International Inc.[a]	153,004	1,741,185
Ixia[a]	405,558	5,041,086
Lumentum Holdings Inc.[a]	213,105	4,692,572
NETGEAR Inc.[a]	210,656	8,828,593
Ruckus Wireless Inc.[a,b]	375,080	4,017,107
ViaSat Inc.[a,b]	293,860	17,928,399

		46,985,984
CONSTRUCTION & ENGINEERING — 1.01%
Comfort Systems USA Inc.	396,098	11,257,105
Dycom Industries Inc.[a,b]	345,713	24,186,082

		35,443,187
CONSTRUCTION MATERIALS — 0.38%
Headwaters Inc.[a,b]	787,720	13,288,836

		13,288,836

Security	Shares	Value

CONSUMER FINANCE — 0.33%
PRA Group Inc.[a,b]	329,818	$11,441,386

		11,441,386
DISTRIBUTORS — 1.35%
Core-Mark Holding Co. Inc.	132,244	10,836,074
Pool Corp.	452,908	36,585,908

		47,421,982
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.90%
8x8 Inc.[a]	948,138	10,856,180
Atlantic Tele-Network Inc.	56,829	4,445,733
Cincinnati Bell Inc.[a]	1,442,590	5,193,324
Consolidated Communications Holdings Inc.	236,889	4,962,825
General Communication Inc. Class Aa,b	316,594	6,262,229

		31,720,291
ELECTRICAL EQUIPMENT — 0.60%
AZZ Inc.	274,950	15,278,972
Franklin Electric Co. Inc.	170,411	4,606,209
Vicor Corp.[a]	118,739	1,082,900

		20,968,081
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.75%
Agilysys Inc.[a,b]	69,401	693,316
Badger Meter Inc.	103,643	6,072,443
Coherent Inc.[a]	141,182	9,192,360
DTS Inc./CAa,b	106,268	2,399,532
ePlus Inc.[a]	32,576	3,038,038
Fabrinet[a]	322,472	7,681,283
II-VI Inc.[a]	558,286	10,361,788
Littelfuse Inc.	163,629	17,509,939
Mercury Systems Inc.[a,b]	226,553	4,159,513
Methode Electronics Inc.	411,115	13,085,791
MTS Systems Corp.	78,512	4,978,446
OSI Systems Inc.[a,b]	195,058	17,293,842

		96,466,291
ENERGY EQUIPMENT & SERVICES — 0.37%
Matrix Service Co.[a,b]	145,129	2,980,950
TETRA Technologies Inc.[a]	456,581	3,433,489
U.S. Silica Holdings Inc.[b]	352,798	6,607,906

		13,022,345

550

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2015

Security	Shares	Value

FOOD PRODUCTS — 2.10%
B&G Foods Inc.	616,842	$21,601,807
Cal-Maine Foods Inc.[b]	331,091	15,342,757
Calavo Growers Inc.	157,500	7,717,500
Diamond Foods Inc.[a]	157,105	6,056,398
J&J Snack Foods Corp.	102,608	11,971,275
Snyder’s-Lance Inc.	323,932	11,110,867

		73,800,604
GAS UTILITIES — 1.37%
Piedmont Natural Gas Co. Inc.	843,378	48,089,414

		48,089,414
HEALTH CARE EQUIPMENT & SUPPLIES — 7.46%
Abaxis Inc.	139,868	7,787,850
ABIOMED Inc.[a,b]	414,892	37,456,450
Analogic Corp.	67,039	5,537,421
Anika Therapeutics Inc.[a,b]	96,737	3,691,484
Cantel Medical Corp.	380,862	23,666,765
CONMED Corp.	166,580	7,337,849
CryoLife Inc.	126,880	1,367,766
Cynosure Inc. Class Aa,b	242,246	10,821,129
Greatbatch Inc.[a,b]	166,480	8,740,200
Haemonetics Corp.[a]	228,862	7,378,511
ICU Medical Inc.[a]	106,914	12,057,761
Inogen Inc.[a,b]	96,480	3,867,883
Integra LifeSciences Holdings Corp.[a,b]	306,861	20,799,039
Masimo Corp.[a]	481,458	19,985,322
Meridian Bioscience Inc.	301,278	6,182,224
Merit Medical Systems Inc.[a]	468,974	8,718,227
Natus Medical Inc.[a,b]	351,981	16,912,687
Neogen Corp.[a,b]	397,662	22,475,856
NuVasive Inc.[a,b]	522,557	28,275,559
SurModics Inc.[a,b]	135,971	2,756,132
Vascular Solutions Inc.[a,b]	183,692	6,317,168

		262,133,283
HEALTH CARE PROVIDERS & SERVICES — 3.51%
Aceto Corp.	313,027	8,445,469
Adeptus Health Inc. Class Aa	83,706	4,563,651

Security	Shares	Value

Air Methods Corp.[a,b]	210,838	$8,840,437
Almost Family Inc.[a,b]	86,918	3,322,875
Amedisys Inc.[a,b]	170,970	6,722,541
AMN Healthcare Services Inc.[a]	508,387	15,785,416
Chemed Corp.[b]	179,539	26,894,942
CorVel Corp.[a]	108,134	4,749,245
Cross Country Healthcare Inc.[a,b]	344,881	5,652,600
Ensign Group Inc. (The)	356,022	8,056,778
ExamWorks Group Inc.[a,b]	214,609	5,708,599
HealthEquity Inc.[a,b]	214,414	5,375,359
Landauer Inc.	66,016	2,173,247
LHC Group Inc.[a]	137,046	6,206,813
Providence Service Corp. (The)[a,b]	77,998	3,659,666
U.S. Physical Therapy Inc.	131,612	7,064,932

		123,222,570
HEALTH CARE TECHNOLOGY — 1.90%
Computer Programs & Systems Inc.	54,902	2,731,374
HealthStream Inc.[a,b]	259,743	5,714,346
MedAssets Inc.[a]	435,235	13,466,171
Medidata Solutions Inc.[a,b]	589,314	29,047,287
Omnicell Inc.[a,b]	377,895	11,744,977
Quality Systems Inc.	253,153	4,080,826

		66,784,981
HOTELS, RESTAURANTS & LEISURE — 3.63%
BJ’s Restaurants Inc.[a,b]	134,384	5,841,672
Boyd Gaming Corp.[a]	850,143	16,892,341
DineEquity Inc.	73,296	6,205,972
Marcus Corp. (The)	108,683	2,061,717
Monarch Casino & Resort Inc.[a]	112,215	2,549,525
Papa John’s International Inc.	307,987	17,207,234
Pinnacle Entertainment Inc.[a,b]	477,863	14,871,097
Popeyes Louisiana Kitchen Inc.[a,b]	240,024	14,041,404
Red Robin Gourmet Burgers Inc.[a]	75,059	4,634,143
Ruth’s Hospitality Group Inc.	370,638	5,900,557
Scientific Games Corp. Class Aa,b	259,451	2,327,275
Sonic Corp.	530,608	17,143,945
Texas Roadhouse Inc.	497,955	17,811,850

		127,488,732

551

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2015

Security	Shares	Value

HOUSEHOLD DURABLES — 2.01%
Helen of Troy Ltd.[a,b]	298,820	$28,163,785
Installed Building Products Inc.[a,b]	180,067	4,471,064
iRobot Corp.[a,b]	136,338	4,826,365
La-Z-Boy Inc.	260,485	6,361,044
M/I Homes Inc.[a]	118,956	2,607,515
Meritage Homes Corp.[a,b]	394,137	13,396,717
TopBuild Corp.[a]	231,572	7,125,470
Universal Electronics Inc.[a,b]	72,643	3,730,218

		70,682,178
HOUSEHOLD PRODUCTS — 0.40%
WD-40 Co.	142,090	14,017,178

		14,017,178
INSURANCE — 2.36%
AMERISAFE Inc.	202,706	10,317,735
eHealth Inc.[a,b]	66,414	662,812
Employers Holdings Inc.	314,057	8,573,756
HCI Group Inc.	55,887	1,947,662
ProAssurance Corp.	316,397	15,354,747
RLI Corp.	389,111	24,027,604
Selective Insurance Group Inc.	278,462	9,350,754
United Fire Group Inc.	122,440	4,690,676
Universal Insurance Holdings Inc.[b]	345,317	8,004,448

		82,930,194
INTERNET & CATALOG RETAIL — 0.38%
Blue Nile Inc.[a,b]	121,811	4,522,843
NutriSystem Inc.	309,091	6,688,729
PetMed Express Inc.	130,707	2,240,318

		13,451,890
INTERNET SOFTWARE & SERVICES — 2.09%
comScore Inc.[a,b]	227,879	9,377,221
Constant Contact Inc.[a]	224,593	6,567,099
DHI Group Inc.[a]	296,387	2,717,869
LivePerson Inc.[a]	194,658	1,313,942
LogMeIn Inc.[a,b]	267,135	17,924,759
Monster Worldwide Inc.[a,b]	489,269	2,803,511
NIC Inc.	648,465	12,761,791
Stamps.com Inc.[a,b]	159,261	17,456,598
XO Group Inc.[a]	150,149	2,411,393

		73,334,183

Security	Shares	Value

IT SERVICES — 2.94%
Cardtronics Inc.[a,b]	345,761	$11,634,857
CSG Systems International Inc.	260,203	9,362,104
ExlService Holdings Inc.[a]	350,390	15,743,023
Forrester Research Inc.	57,187	1,628,686
Heartland Payment Systems Inc.	390,992	37,073,861
Perficient Inc.[a]	202,513	3,467,022
Sykes Enterprises Inc.[a]	293,192	9,024,450
TeleTech Holdings Inc.	126,615	3,533,825
Virtusa Corp.[a]	289,035	11,948,707

		103,416,535
LEISURE PRODUCTS — 0.50%
Callaway Golf Co.	618,830	5,829,379
Sturm Ruger & Co. Inc.	198,664	11,842,361

		17,671,740
LIFE SCIENCES TOOLS & SERVICES — 1.11%
Affymetrix Inc.[a,b]	852,396	8,600,676
Albany Molecular Research Inc.[a,b]	287,604	5,708,939
Cambrex Corp.[a,b]	336,100	15,826,949
Luminex Corp.[a,b]	406,672	8,698,714

		38,835,278
MACHINERY — 2.37%
Albany International Corp. Class A	152,402	5,570,293
Barnes Group Inc.	295,920	10,472,609
ESCO Technologies Inc.	139,279	5,033,543
Federal Signal Corp.	467,769	7,414,139
Hillenbrand Inc.	462,144	13,693,327
John Bean Technologies Corp.	309,741	15,434,394
Lydall Inc.[a]	182,479	6,474,355
Standex International Corp.	91,862	7,638,325
Tennant Co.	96,154	5,409,624
Watts Water Technologies Inc. Class A	122,959	6,107,373

		83,247,982
MARINE — 0.56%
Matson Inc.	464,238	19,790,466

		19,790,466
MEDIA — 0.13%
EW Scripps Co. (The) Class A	249,671	4,743,749

		4,743,749

552

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2015

Security	Shares	Value

METALS & MINING — 0.34%
AK Steel Holding Corp.[a,b]	927,959	$2,078,628
Kaiser Aluminum Corp.	116,750	9,767,305

		11,845,933
OIL, GAS & CONSUMABLE FUELS — 1.06%
Carrizo Oil & Gas Inc.[a,b]	348,393	10,305,465
Northern Oil and Gas Inc.[a,b]	251,942	972,496
PDC Energy Inc.[a]	306,898	16,382,215
Stone Energy Corp.[a,b]	160,298	687,679
Synergy Resources Corp.[a,b]	1,062,423	9,051,844

		37,399,699
PAPER & FOREST PRODUCTS — 0.82%
Deltic Timber Corp.	117,502	6,917,343
KapStone Paper and Packaging Corp.	603,008	13,621,951
Neenah Paper Inc.	103,522	6,462,878
Wausau Paper Corp.	173,258	1,772,429

		28,774,601
PERSONAL PRODUCTS — 0.04%
Medifast Inc.[b]	44,561	1,353,763

		1,353,763
PHARMACEUTICALS — 3.89%
ANI Pharmaceuticals Inc.[a,b]	40,419	1,823,907
Depomed Inc.[a]	600,755	10,891,688
Impax Laboratories Inc.[a]	704,905	30,141,738
Lannett Co. Inc.[a,b]	295,919	11,872,270
Medicines Co. (The)[a,b]	435,676	16,268,142
Nektar Therapeutics[a,b]	1,419,905	23,925,399
Phibro Animal Health Corp.	192,960	5,813,885
Prestige Brands Holdings Inc.[a,b]	561,567	28,909,469
Sagent Pharmaceuticals Inc.[a]	122,463	1,948,386
Supernus Pharmaceuticals Inc.[a,b]	369,392	4,964,629

		136,559,513
PROFESSIONAL SERVICES — 2.60%
Exponent Inc.	273,642	13,668,418
Heidrick & Struggles International Inc.	182,694	4,972,931
Insperity Inc.	108,108	5,205,400
Korn/Ferry International	544,605	18,069,994
Navigant Consulting Inc.[a]	266,334	4,277,324

Security	Shares	Value

On Assignment Inc.[a]	505,751	$22,733,507
Resources Connection Inc.	235,125	3,841,943
TrueBlue Inc.[a,b]	445,803	11,483,885
WageWorks Inc.[a,b]	154,545	7,011,707

		91,265,109
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.79%
Acadia Realty Trust[b]	734,512	24,349,073
Agree Realty Corp.[b]	120,611	4,099,568
American Assets Trust Inc.[b]	290,164	11,127,789
CareTrust REIT Inc.[b]	380,728	4,168,972
Cedar Realty Trust Inc.	496,505	3,515,255
CoreSite Realty Corp.[b]	326,788	18,535,415
Cousins Properties Inc.[b]	1,264,662	11,925,763
DiamondRock Hospitality Co.[b]	1,159,332	11,187,554
EastGroup Properties Inc.	181,685	10,103,503
Education Realty Trust Inc.[b]	589,675	22,336,889
EPR Properties[b]	286,618	16,752,822
Four Corners Property Trust Inc.[a]	408,455	9,868,273
Getty Realty Corp.	186,646	3,200,979
Government Properties Income Trust[b]	180,815	2,869,534
Healthcare Realty Trust Inc.[b]	1,070,309	30,311,151
Inland Real Estate Corp.[b]	968,773	10,288,369
LTC Properties Inc.[b]	235,080	10,141,351
Medical Properties Trust Inc.[b]	1,168,938	13,454,476
Pennsylvania REIT[b]	287,635	6,290,577
PS Business Parks Inc.[b]	128,985	11,277,159
Retail Opportunity Investments Corp.[b]	1,060,895	18,990,021
Saul Centers Inc.	74,528	3,821,051
Summit Hotel Properties Inc.[b]	662,280	7,914,246
Universal Health Realty Income Trust	83,290	4,165,333
Urstadt Biddle Properties Inc. Class A	146,906	2,826,471

		273,521,594
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.05%
Forestar Group Inc.[a]	157,399	1,721,945

		1,721,945
ROAD & RAIL — 0.38%
Heartland Express Inc.[b]	328,671	5,593,981
Knight Transportation Inc.	321,223	7,783,233

		13,377,214

553

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2015

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.42%
Advanced Energy Industries Inc.[a,b]	274,214	$7,741,061
CEVA Inc.[a,b]	216,250	5,051,600
Cirrus Logic Inc.[a,b]	677,621	20,010,148
Cohu Inc.	163,470	1,973,083
Exar Corp.[a,b]	242,550	1,486,832
Kopin Corp.[a,b]	651,220	1,771,318
Microsemi Corp.[a,b]	1,017,258	33,152,438
MKS Instruments Inc.	288,399	10,382,364
Monolithic Power Systems Inc.	386,767	24,640,926
Nanometrics Inc.[a,b]	104,646	1,584,340
Power Integrations Inc.	193,102	9,390,550
Rambus Inc.[a,b]	1,238,687	14,356,382
Rudolph Technologies Inc.[a,b]	219,986	3,128,201
Semtech Corp.[a,b]	269,807	5,104,749
Tessera Technologies Inc.	511,357	15,345,824

		155,119,816
SOFTWARE — 3.49%
Blackbaud Inc.	490,066	32,275,747
Bottomline Technologies de Inc.[a]	213,915	6,359,693
Ebix Inc.[b]	279,528	9,165,723
Interactive Intelligence Group Inc.[a,b]	85,534	2,687,478
MicroStrategy Inc. Class Aa,b	51,720	9,272,879
Monotype Imaging Holdings Inc.	253,453	5,991,629
Progress Software Corp.[a]	324,737	7,793,688
Synchronoss Technologies Inc.[a,b]	423,296	14,912,718
Take-Two Interactive Software Inc.[a]	899,826	31,349,938
VASCO Data Security International Inc.[a,b]	168,690	2,822,183

		122,631,676
SPECIALTY RETAIL — 2.25%
Five Below Inc.[a,b]	237,024	7,608,470
Francesca’s Holdings Corp.[a,b]	447,253	7,786,675
Lithia Motors Inc. Class A	252,193	26,901,427
MarineMax Inc.[a,b]	156,662	2,885,714
Monro Muffler Brake Inc.	340,250	22,531,355
Outerwall Inc.[b]	112,321	4,104,209
Select Comfort Corp.[a]	337,260	7,220,737

		79,038,587
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.61%
Electronics For Imaging Inc.[a,b]	351,282	16,418,921
Super Micro Computer Inc.[a,b]	197,805	4,848,200

		21,267,121

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.91%
G-III Apparel Group Ltd.[a,b]	278,403	$12,322,117
Oxford Industries Inc.	89,593	5,717,825
Steven Madden Ltd.[a,b]	301,663	9,116,256
Tumi Holdings Inc.[a,b]	294,271	4,893,727

		32,049,925
THRIFTS & MORTGAGE FINANCE — 1.39%
Bank Mutual Corp.	459,715	3,585,777
BofI Holding Inc.[a,b]	612,514	12,893,420
Brookline Bancorp. Inc.	445,373	5,121,789
LendingTree Inc.[a,b]	75,837	6,770,727
Northfield Bancorp. Inc.	483,189	7,692,369
Oritani Financial Corp.	273,320	4,509,780
Walker & Dunlop Inc.[a,b]	285,275	8,218,773

		48,792,635
WATER UTILITIES — 0.29%
American States Water Co.	243,702	10,223,299

		10,223,299
TOTAL COMMON STOCKS
(Cost: $3,136,390,953)		3,506,782,510

SHORT-TERM INVESTMENTS — 11.67%

MONEY MARKET FUNDS — 11.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	386,442,152	386,442,152
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	19,391,953	19,391,953
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	3,779,988	3,779,988

		409,614,093

TOTAL SHORT-TERM INVESTMENTS
(Cost: $409,614,093)		409,614,093

TOTAL INVESTMENTS IN SECURITIES — 111.53%
(Cost: $3,546,005,046)		3,916,396,603
Other Assets, Less Liabilities — (11.53)%		(404,796,404)

NET ASSETS — 100.00%		$3,511,600,199

554

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2015

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of December 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	38	Mar. 2016	ICE Markets Equity	$4,299,700	$(22,167)

See accompanying notes to schedules of investments.

555

Schedule of Investments (Unaudited)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 2.54%
AAR Corp.	361,945	$9,515,534
Aerojet Rocketdyne Holdings Inc.[a,b]	204,612	3,204,224
Aerovironment Inc.[a,b]	225,792	6,654,090
American Science & Engineering Inc.	49,172	2,034,737
Cubic Corp.	238,693	11,278,244
Curtiss-Wright Corp.	279,325	19,133,763
Engility Holdings Inc.[b]	188,600	6,125,728
Moog Inc. Class Aa,b	364,020	22,059,612
National Presto Industries Inc.	22,085	1,829,963

		81,835,895
AIR FREIGHT & LOGISTICS — 1.28%
Atlas Air Worldwide Holdings Inc.[a,b]	269,186	11,128,149
Echo Global Logistics Inc.[a,b]	280,669	5,722,841
Forward Air Corp.	104,650	4,500,996
Hub Group Inc. Class Aa,b	389,920	12,847,864
UTi Worldwide Inc.[a]	1,007,226	7,080,799

		41,280,649
AIRLINES — 0.40%
Republic Airways Holdings Inc.[a,b]	561,428	2,206,412
SkyWest Inc.	554,653	10,549,500

		12,755,912
AUTO COMPONENTS — 0.65%
Dorman Products Inc.[a,b]	111,429	5,289,534
Motorcar Parts of America Inc.[a]	80,596	2,724,951
Standard Motor Products Inc.	215,767	8,209,934
Superior Industries International Inc.	253,228	4,664,460

		20,888,879
AUTOMOBILES — 0.08%
Winnebago Industries Inc.	125,000	2,487,500

		2,487,500
BANKS — 7.56%
Boston Private Financial Holdings Inc.	914,519	10,370,645
Cardinal Financial Corp.	99,619	2,266,332
Central Pacific Financial Corp.	127,623	2,810,258
City Holding Co.	72,277	3,298,722

Security	Shares	Value

Columbia Banking System Inc.	170,373	$5,538,826
Community Bank System Inc.	209,379	8,362,597
CVB Financial Corp.[b]	345,838	5,851,579
First BanCorp./Puerto Rico[a]	1,271,327	4,131,813
First Commonwealth Financial Corp.	342,302	3,104,679
First Financial Bancorp.	673,496	12,170,073
First NBC Bank Holding Co.[a]	69,687	2,605,597
FNB Corp./PA	1,914,935	25,545,233
Glacier Bancorp. Inc.	282,232	7,487,615
Independent Bank Corp./Rockland MA	83,424	3,880,885
MB Financial Inc.	272,797	8,830,439
National Penn Bancshares Inc.	597,081	7,362,009
NBT Bancorp. Inc.	236,331	6,588,908
OFG Bancorp.	481,229	3,522,596
Old National Bancorp./IN	1,249,746	16,946,556
S&T Bancorp. Inc.	137,299	4,231,555
Southside Bancshares Inc.	257,731	6,190,699
Sterling Bancorp./DE	429,926	6,973,400
Texas Capital Bancshares Inc.[a,b]	220,467	10,895,479
Tompkins Financial Corp.	41,803	2,347,656
UMB Financial Corp.	456,973	21,272,093
United Bankshares Inc./WV	318,265	11,772,622
United Community Banks Inc./GA	185,014	3,605,923
Westamerica Bancorp.	155,993	7,292,673
Wilshire Bancorp. Inc.	248,941	2,875,269
Wintrust Financial Corp.	528,115	25,624,140

		243,756,871
BIOTECHNOLOGY — 0.23%
Enanta Pharmaceuticals Inc.[a,b]	143,423	4,735,827
Spectrum Pharmaceuticals Inc.[a,b]	437,128	2,635,882

		7,371,709
BUILDING PRODUCTS — 0.41%
Gibraltar Industries Inc.[a]	177,618	4,518,602
Quanex Building Products Corp.	138,078	2,878,926
Simpson Manufacturing Co. Inc.	170,391	5,818,853

		13,216,381

556

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2015

Security	Shares	Value

CAPITAL MARKETS — 1.09%
Calamos Asset Management Inc. Class A	188,147	$1,821,263
Greenhill & Co. Inc.	193,610	5,539,182
Interactive Brokers Group Inc. Class A	196,587	8,571,193
INTL FCStone Inc.[a]	168,426	5,635,534
Investment Technology Group Inc.	160,993	2,740,101
Piper Jaffray Companies[a,b]	165,801	6,698,361
Virtus Investment Partners Inc.	36,122	4,242,890

		35,248,524
CHEMICALS — 3.06%
A Schulman Inc.	320,345	9,815,371
American Vanguard Corp.	147,588	2,067,708
Calgon Carbon Corp.	562,734	9,707,162
Flotek Industries Inc.[a,b]	585,362	6,696,541
FutureFuel Corp.	249,541	3,368,804
Hawkins Inc.	104,111	3,724,051
HB Fuller Co.	551,513	20,113,679
Innophos Holdings Inc.	210,100	6,088,698
Intrepid Potash Inc.[a,b]	624,074	1,841,018
Koppers Holdings Inc.	225,131	4,108,641
Kraton Performance Polymers Inc.[a]	333,463	5,538,820
LSB Industries Inc.[a,b]	218,328	1,582,878
Quaker Chemical Corp.	75,597	5,840,624
Rayonier Advanced Materials Inc.	469,254	4,593,997
Stepan Co.	199,586	9,917,428
Tredegar Corp.	272,278	3,708,426

		98,713,846
COMMERCIAL SERVICES & SUPPLIES — 3.31%
ABM Industries Inc.	612,973	17,451,341
Brady Corp. Class A	262,049	6,021,886
Brink’s Co. (The)	533,645	15,400,995
Essendant Inc.	408,374	13,276,239
G&K Services Inc. Class A	111,439	7,009,513
Mobile Mini Inc.	229,662	7,149,378
Tetra Tech Inc.	644,162	16,761,095
UniFirst Corp./MA	166,455	17,344,611
Viad Corp.	219,919	6,208,314

		106,623,372
COMMUNICATIONS EQUIPMENT — 2.25%
ADTRAN Inc.	542,107	9,335,082
Bel Fuse Inc. Class B	98,250	1,698,742
Black Box Corp.	171,148	1,631,040

Security	Shares	Value

CalAmp Corp.[a,b]	156,490	$3,118,846
Comtech Telecommunications Corp.	177,195	3,559,848
Digi International Inc.[a]	115,315	1,312,285
Harmonic Inc.[a]	954,584	3,885,157
Ixia[a,b]	247,515	3,076,611
Lumentum Holdings Inc.[a,b]	298,913	6,582,064
NETGEAR Inc.[a,b]	127,457	5,341,723
Ruckus Wireless Inc.[a,b]	590,214	6,321,192
ViaSat Inc.[a,b]	184,864	11,278,553
Viavi Solutions Inc.[a]	2,533,321	15,427,925

		72,569,068
CONSTRUCTION & ENGINEERING — 1.44%
Aegion Corp.[a]	395,412	7,635,405
EMCOR Group Inc.	684,469	32,881,891
MYR Group Inc.[a]	225,467	4,646,875
Orion Marine Group Inc.[a,b]	304,517	1,269,836

		46,434,007
CONSUMER FINANCE — 1.56%
Cash America International Inc.	278,124	8,329,814
Encore Capital Group Inc.[a,b]	255,718	7,436,279
Enova International Inc.[a]	296,076	1,957,062
Ezcorp Inc. Class Aa,b	570,641	2,847,499
First Cash Financial Services Inc.[a,b]	303,848	11,373,031
Green Dot Corp. Class Aa,b	514,898	8,454,625
PRA Group Inc.[a,b]	189,396	6,570,147
World Acceptance Corp.[a,b]	92,927	3,447,592

		50,416,049
CONTAINERS & PACKAGING — 0.10%
Myers Industries Inc.	244,876	3,261,748

		3,261,748
DISTRIBUTORS — 0.33%
Core-Mark Holding Co. Inc.	115,965	9,502,172
VOXX International Corp.[a,b]	216,671	1,139,690

		10,641,862
DIVERSIFIED CONSUMER SERVICES — 0.80%
American Public Education Inc.[a,b]	178,348	3,319,056
Capella Education Co.	118,631	5,483,125
Career Education Corp.[a]	748,745	2,717,944
Regis Corp.[a]	418,400	5,920,360

557

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2015

Security	Shares	Value

Strayer Education Inc.[a,b]	120,316	$7,233,398
Universal Technical Institute Inc.	228,813	1,066,269

		25,740,152
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.75%
Atlantic Tele-Network Inc.	58,910	4,608,529
Cincinnati Bell Inc.[a,b]	808,312	2,909,923
Consolidated Communications Holdings Inc.	308,828	6,469,947
Iridium Communications Inc.[a,b]	880,583	7,405,703
Lumos Networks Corp.	252,623	2,829,378

		24,223,480
ELECTRIC UTILITIES — 1.31%
ALLETE Inc.	499,536	25,391,415
El Paso Electric Co.	441,172	16,985,122

		42,376,537
ELECTRICAL EQUIPMENT — 1.62%
Encore Wire Corp.	226,157	8,388,163
EnerSys	484,677	27,107,985
Franklin Electric Co. Inc.	247,805	6,698,169
General Cable Corp.	533,507	7,164,999
Powell Industries Inc.	96,832	2,520,537
Vicor Corp.[a]	53,690	489,653

		52,369,506
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.60%
Agilysys Inc.[a]	93,665	935,713
Anixter International Inc.[a]	309,355	18,681,948
Badger Meter Inc.	52,643	3,084,353
Benchmark Electronics Inc.[a]	552,136	11,412,651
Checkpoint Systems Inc.	463,762	2,907,788
Coherent Inc.[a]	118,723	7,730,055
CTS Corp.	356,416	6,287,178
Daktronics Inc.	424,236	3,699,338
DTS Inc./CAa	84,154	1,900,197
Electro Scientific Industries Inc.	299,450	1,554,145
ePlus Inc.[a]	30,827	2,874,926
FARO Technologies Inc.[a,b]	190,130	5,612,638
Insight Enterprises Inc.[a]	405,496	10,186,060
Itron Inc.[a,b]	413,728	14,968,679
Littelfuse Inc.	75,670	8,097,447
Mercury Systems Inc.[a]	127,505	2,340,992
MTS Systems Corp.	82,660	5,241,471
Newport Corp.[a]	421,137	6,683,444

Security	Shares	Value

Park Electrochemical Corp.	222,192	$3,346,212
Plexus Corp.[a,b]	365,029	12,746,813
Rofin-Sinar Technologies Inc.[a,b]	310,382	8,312,030
Rogers Corp.[a,b]	196,099	10,112,825
Sanmina Corp.[a]	855,476	17,605,696
ScanSource Inc.[a,b]	292,688	9,430,407
TTM Technologies Inc.[a]	705,231	4,591,054

		180,344,060
ENERGY EQUIPMENT & SERVICES — 2.55%
Archrock Inc.	758,864	5,706,657
Basic Energy Services Inc.[a,b]	425,484	1,140,297
Bristow Group Inc.	382,092	9,896,183
CARBO Ceramics Inc.[b]	214,577	3,690,724
Era Group Inc.[a,b]	212,408	2,368,349
Exterran Corp.[a]	384,055	6,164,083
Geospace Technologies Corp.[a,b]	145,616	2,048,817
Gulf Island Fabrication Inc.	145,331	1,520,162
Gulfmark Offshore Inc. Class Ab	287,341	1,341,882
Helix Energy Solutions Group Inc.[a,b]	1,078,626	5,673,573
Hornbeck Offshore Services Inc.[a,b]	350,433	3,483,304
Matrix Service Co.[a]	140,194	2,879,585
Newpark Resources Inc.[a]	920,300	4,859,184
Pioneer Energy Services Corp.[a]	718,345	1,558,809
SEACOR Holdings Inc.[a,b]	174,629	9,178,500
Tesco Corp.	428,857	3,104,925
TETRA Technologies Inc.[a]	405,847	3,051,969
Tidewater Inc.	515,760	3,589,690
U.S. Silica Holdings Inc.	222,140	4,160,682
Unit Corp.[a,b]	550,233	6,712,843

		82,130,218
FOOD & STAPLES RETAILING — 0.56%
Andersons Inc. (The)	285,147	9,019,200
SpartanNash Co.	411,289	8,900,294

		17,919,494
FOOD PRODUCTS — 1.78%
Darling Ingredients Inc.[a,b]	1,797,315	18,907,754
Diamond Foods Inc.[a]	127,522	4,915,973
J&J Snack Foods Corp.	56,413	6,581,705
Sanderson Farms Inc.[b]	215,228	16,684,474
Seneca Foods Corp. Class Aa	66,694	1,932,792
Snyder’s-Lance Inc.	240,860	8,261,498

		57,284,196

558

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2015

Security	Shares	Value

GAS UTILITIES — 3.73%
Laclede Group Inc. (The)	473,202	$28,112,931
New Jersey Resources Corp.	936,293	30,860,217
Northwest Natural Gas Co.	298,806	15,122,572
South Jersey Industries Inc.	753,571	17,723,990
Southwest Gas Corp.	517,121	28,524,394

		120,344,104
HEALTH CARE EQUIPMENT & SUPPLIES — 1.71%
Abaxis Inc.	91,118	5,073,450
Analogic Corp.	66,535	5,495,791
AngioDynamics Inc.[a]	290,629	3,528,236
Anika Therapeutics Inc.[a]	61,398	2,342,948
CONMED Corp.	109,979	4,844,575
CryoLife Inc.	145,554	1,569,072
Greatbatch Inc.[a]	104,069	5,463,623
Haemonetics Corp.[a]	321,635	10,369,512
ICU Medical Inc.[a]	47,174	5,320,284
Inogen Inc.[a,b]	60,155	2,411,614
Invacare Corp.	326,663	5,680,670
Meridian Bioscience Inc.[b]	147,274	3,022,062

		55,121,837
HEALTH CARE PROVIDERS & SERVICES — 2.94%
Adeptus Health Inc. Class Aa	44,423	2,421,942
Air Methods Corp.[a,b]	176,318	7,393,014
Amedisys Inc.[a,b]	133,051	5,231,565
Ensign Group Inc. (The)	157,154	3,556,395
ExamWorks Group Inc.[a]	217,757	5,792,336
Hanger Inc.[a,b]	385,326	6,338,613
HealthEquity Inc.[a,b]	164,243	4,117,572
Healthways Inc.[a]	343,353	4,418,953
Kindred Healthcare Inc.	915,927	10,908,691
Landauer Inc.	35,344	1,163,524
Magellan Health Inc.[a]	249,750	15,399,585
PharMerica Corp.[a]	332,828	11,648,980
Providence Service Corp. (The)[a]	59,677	2,800,045
Select Medical Holdings Corp.	1,146,002	13,648,884

		94,840,099
HEALTH CARE TECHNOLOGY — 0.76%
Computer Programs & Systems Inc.	58,512	2,910,972
HMS Holdings Corp.[a,b]	939,668	11,595,503

Security	Shares	Value

MedAssets Inc.[a,b]	200,999	$6,218,909
Quality Systems Inc.	224,290	3,615,555

		24,340,939
HOTELS, RESTAURANTS & LEISURE — 2.12%
Biglari Holdings Inc.[a,b]	11,559	3,766,154
BJ’s Restaurants Inc.[a,b]	88,381	3,841,922
Bob Evans Farms Inc./DE	228,321	8,870,271
DineEquity Inc.	108,242	9,164,850
Interval Leisure Group Inc.	426,777	6,661,989
Marcus Corp. (The)	94,359	1,789,990
Marriott Vacations Worldwide Corp.	294,953	16,797,573
Red Robin Gourmet Burgers Inc.[a,b]	74,714	4,612,842
Ruby Tuesday Inc.[a,b]	679,500	3,744,045
Scientific Games Corp. Class Aa,b	292,188	2,620,926
Texas Roadhouse Inc.	179,262	6,412,202

		68,282,764
HOUSEHOLD DURABLES — 1.05%
Ethan Allen Interiors Inc.	285,151	7,932,901
iRobot Corp.[a,b]	177,612	6,287,465
La-Z-Boy Inc.	279,472	6,824,706
M/I Homes Inc.[a]	146,264	3,206,107
TopBuild Corp.[a]	173,065	5,325,210
Universal Electronics Inc.[a]	84,187	4,323,002

		33,899,391
HOUSEHOLD PRODUCTS — 0.20%
Central Garden & Pet Co.[a]	110,167	1,489,458
Central Garden & Pet Co. Class Aa	357,526	4,862,353

		6,351,811
INSURANCE — 3.21%
American Equity Investment Life Holding Co.	823,755	19,794,832
eHealth Inc.[a,b]	124,911	1,246,612
HCI Group Inc.	42,301	1,474,190
Horace Mann Educators Corp.	444,337	14,743,102
Infinity Property & Casualty Corp.	122,486	10,072,024
Navigators Group Inc. (The)[a,b]	119,779	10,275,840
ProAssurance Corp.	255,439	12,396,455
Safety Insurance Group Inc.	152,740	8,611,481
Selective Insurance Group Inc.	280,271	9,411,500

559

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2015

Security	Shares	Value

Stewart Information Services Corp.	213,056	$7,953,380
United Fire Group Inc.	103,919	3,981,137
United Insurance Holdings Corp.	196,147	3,354,114

		103,314,667
INTERNET & CATALOG RETAIL — 0.21%
FTD Companies Inc.[a,b]	200,595	5,249,571
PetMed Express Inc.[b]	85,315	1,462,299

		6,711,870
INTERNET SOFTWARE & SERVICES — 0.77%
Blucora Inc.[a,b]	448,738	4,397,632
comScore Inc.[a]	120,277	4,949,399
Constant Contact Inc.[a]	123,409	3,608,479
DHI Group Inc.[a]	159,460	1,462,248
Liquidity Services Inc.[a]	271,149	1,762,469
LivePerson Inc.[a]	352,966	2,382,521
Monster Worldwide Inc.[a,b]	492,254	2,820,615
QuinStreet Inc.[a]	385,578	1,654,130
XO Group Inc.[a]	107,624	1,728,441

		24,765,934
IT SERVICES — 1.64%
CACI International Inc. Class Aa	264,747	24,563,227
Cardtronics Inc.[a]	137,659	4,632,225
CIBER Inc.[a]	775,952	2,723,592
CSG Systems International Inc.	89,829	3,232,047
Forrester Research Inc.	50,917	1,450,116
ManTech International Corp./VA Class A	266,700	8,065,008
Perficient Inc.[a,b]	182,450	3,123,544
Sykes Enterprises Inc.[a,b]	123,759	3,809,302
TeleTech Holdings Inc.	49,617	1,384,811

		52,983,872
LEISURE PRODUCTS — 0.17%
Arctic Cat Inc.	143,429	2,349,367
Callaway Golf Co.	345,702	3,256,513

		5,605,880
MACHINERY — 5.11%
Actuant Corp. Class A	651,594	15,612,192
Albany International Corp. Class A	157,360	5,751,508
Astec Industries Inc.	206,295	8,396,206
Barnes Group Inc.	259,676	9,189,934

Security	Shares	Value

Briggs & Stratton Corp.	482,340	$8,344,482
Chart Industries Inc.[a,b]	333,560	5,990,738
CIRCOR International Inc.	179,849	7,580,635
EnPro Industries Inc.	240,024	10,522,652
ESCO Technologies Inc.	138,384	5,001,198
Federal Signal Corp.	198,088	3,139,695
Greenbrier Companies Inc. (The)	284,779	9,289,491
Harsco Corp.	874,118	6,888,050
Hillenbrand Inc.	212,785	6,304,819
Lindsay Corp.[b]	123,500	8,941,400
Mueller Industries Inc.	623,748	16,903,571
SPX Corp.	447,226	4,172,619
SPX FLOW Inc.[a]	448,940	12,529,915
Standex International Corp.	46,220	3,843,193
Tennant Co.	97,389	5,479,105
Titan International Inc.	483,307	1,904,230
Watts Water Technologies Inc. Class A	181,581	9,019,128

		164,804,761
MEDIA — 1.25%
EW Scripps Co. (The) Class A	325,558	6,185,602
Gannett Co. Inc.	1,254,782	20,440,399
Harte-Hanks Inc.	523,556	1,696,322
Scholastic Corp.	290,634	11,206,847
Sizmek Inc.[a]	215,122	785,195

		40,314,365
METALS & MINING — 1.25%
AK Steel Holding Corp.[a,b]	983,049	2,202,030
Century Aluminum Co.[a]	546,467	2,415,384
Gerber Scientific Inc. Escrow[a]	177,368	1,774
Haynes International Inc.	136,177	4,996,334
Kaiser Aluminum Corp.	73,635	6,160,304
Materion Corp.	218,467	6,117,076
Olympic Steel Inc.	99,112	1,147,717
Stillwater Mining Co.[a,b]	1,322,031	11,329,805
SunCoke Energy Inc.	705,904	2,449,487
TimkenSteel Corp.	417,123	3,495,491

		40,315,402
MULTI-UTILITIES — 1.63%
Avista Corp.	680,487	24,068,825
NorthWestern Corp.	525,769	28,522,968

		52,591,793

560

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2015

Security	Shares	Value

MULTILINE RETAIL — 0.29%
Fred’s Inc. Class A	382,647	$6,263,931
Tuesday Morning Corp.[a]	487,321	3,167,587

		9,431,518
OIL, GAS & CONSUMABLE FUELS — 1.14%
Bill Barrett Corp.[a,b]	552,401	2,170,936
Bonanza Creek Energy Inc.[a,b]	445,541	2,348,001
Carrizo Oil & Gas Inc.[a,b]	236,701	7,001,616
Cloud Peak Energy Inc.[a,b]	681,843	1,418,233
Contango Oil & Gas Co.[a,b]	189,524	1,214,849
Green Plains Inc.	389,743	8,925,115
Northern Oil and Gas Inc.[a,b]	300,589	1,160,273
PDC Energy Inc.[a,b]	122,495	6,538,783
REX American Resources Corp.[a,b]	63,267	3,420,847
Rex Energy Corp.[a,b]	551,226	578,787
Stone Energy Corp.[a,b]	456,676	1,959,140

		36,736,580
PAPER & FOREST PRODUCTS — 1.78%
Boise Cascade Co.[a,b]	424,337	10,833,323
Clearwater Paper Corp.[a]	194,446	8,853,126
KapStone Paper and Packaging Corp.	318,063	7,185,043
Neenah Paper Inc.	76,955	4,804,301
PH Glatfelter Co.	474,881	8,756,806
Schweitzer-Mauduit International Inc.	332,723	13,971,039
Wausau Paper Corp.	274,590	2,809,056

		57,212,694
PERSONAL PRODUCTS — 0.19%
Inter Parfums Inc.	186,714	4,447,527
Medifast Inc.[b]	56,183	1,706,840

		6,154,367
PHARMACEUTICALS — 0.49%
ANI Pharmaceuticals Inc.[a,b]	41,964	1,893,625
Medicines Co. (The)[a,b]	311,145	11,618,154
Sagent Pharmaceuticals Inc.[a]	137,581	2,188,914

		15,700,693
PROFESSIONAL SERVICES — 0.87%
CDI Corp.	158,219	1,069,560
Insperity Inc.	91,615	4,411,262
Kelly Services Inc. Class A	324,966	5,248,201
Navigant Consulting Inc.[a]	245,134	3,936,852

Security	Shares	Value

Resources Connection Inc.	163,620	$2,673,551
WageWorks Inc.[a]	235,756	10,696,250

		28,035,676
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.68%
Agree Realty Corp.[b]	87,366	2,969,570
American Assets Trust Inc.	132,734	5,090,349
Capstead Mortgage Corp.[b]	1,048,128	9,160,639
CareTrust REIT Inc.	144,661	1,584,038
Cedar Realty Trust Inc.	322,066	2,280,227
Chesapeake Lodging Trust	651,115	16,382,053
Cousins Properties Inc.	937,145	8,837,277
DiamondRock Hospitality Co.[b]	1,009,640	9,743,026
EastGroup Properties Inc.	164,475	9,146,455
EPR Properties[b]	358,469	20,952,513
Franklin Street Properties Corp.[b]	974,935	10,090,577
GEO Group Inc. (The)[b]	805,705	23,292,932
Getty Realty Corp.[b]	90,892	1,558,798
Government Properties Income Trust[b]	507,651	8,056,421
Kite Realty Group Trust[b]	910,123	23,599,489
Lexington Realty Trust[b]	2,310,739	18,485,912
LTC Properties Inc.	147,653	6,369,750
Medical Properties Trust Inc.	1,401,940	16,136,329
Parkway Properties Inc./Md	889,788	13,907,387
Pennsylvania REIT[b]	461,501	10,093,027
PS Business Parks Inc.	80,671	7,053,066
Sabra Health Care REIT Inc.	711,143	14,386,423
Saul Centers Inc.	50,458	2,586,982
Summit Hotel Properties Inc.	266,856	3,188,929
Universal Health Realty Income Trust	13,549	677,586
Urstadt Biddle Properties Inc. Class A	100,862	1,940,585

		247,570,340
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.07%
Forestar Group Inc.[a,b]	204,146	2,233,357

		2,233,357
ROAD & RAIL — 1.13%
ArcBest Corp.	266,712	5,704,970
Celadon Group Inc.	306,381	3,030,108
Heartland Express Inc.	323,829	5,511,569
Knight Transportation Inc.	343,306	8,318,304
Marten Transport Ltd.	261,131	4,622,019

561

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2015

Security	Shares	Value

Roadrunner Transportation Systems Inc.[a]	332,376	$3,134,306
Saia Inc.[a]	272,739	6,068,443

		36,389,719
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.82%
Advanced Energy Industries Inc.[a,b]	166,203	4,691,911
Brooks Automation Inc.	740,407	7,907,547
Cabot Microelectronics Corp.[a,b]	262,927	11,510,944
Cohu Inc.	99,672	1,203,041
Diodes Inc.[a,b]	425,089	9,768,545
DSP Group Inc.[a]	234,650	2,215,096
Exar Corp.[a,b]	284,887	1,746,357
Kulicke & Soffa Industries Inc.[a]	773,294	9,024,341
MKS Instruments Inc.	285,284	10,270,224
Nanometrics Inc.[a]	160,048	2,423,127
Power Integrations Inc.	111,874	5,440,432
Rudolph Technologies Inc.[a,b]	114,526	1,628,560
Semtech Corp.[a]	433,383	8,199,606
Ultratech Inc.[a]	288,840	5,724,809
Veeco Instruments Inc.[a]	447,830	9,207,385

		90,961,925
SOFTWARE — 1.64%
Bottomline Technologies de Inc.[a,b]	195,722	5,818,815
Epiq Systems Inc.	353,045	4,614,298
Interactive Intelligence Group Inc.[a,b]	104,789	3,292,470
MicroStrategy Inc. Class Aa,b	49,004	8,785,927
Monotype Imaging Holdings Inc.	179,043	4,232,577
Progress Software Corp.[a]	214,238	5,141,712
Rovi Corp.[a]	902,284	15,032,051
Tangoe Inc.[a,b]	410,692	3,445,706
VASCO Data Security International Inc.[a,b]	157,031	2,627,129

		52,990,685
SPECIALTY RETAIL — 6.15%
Barnes & Noble Education Inc.[a,b]	427,218	4,250,819
Barnes & Noble Inc.	676,599	5,893,177
Big 5 Sporting Goods Corp.	204,186	2,039,818
Buckle Inc. (The)	307,881	9,476,577
Caleres Inc.	477,444	12,805,048

Security	Shares	Value

Cato Corp. (The) Class A	285,879	$10,526,065
Children’s Place Inc. (The)	221,939	12,251,033
Express Inc.[a,b]	782,307	13,518,265
Finish Line Inc. (The) Class A	490,929	8,875,996
Five Below Inc.[a,b]	351,579	11,285,686
Genesco Inc.[a,b]	241,228	13,708,987
Group 1 Automotive Inc.	245,594	18,591,466
Haverty Furniture Companies Inc.	219,992	4,716,629
Hibbett Sports Inc.[a,b]	248,589	7,517,331
Kirkland’s Inc.	173,389	2,514,141
Lumber Liquidators Holdings Inc.[a,b]	296,158	5,141,303
MarineMax Inc.[a,b]	124,245	2,288,593
Men’s Wearhouse Inc. (The)	527,489	7,743,539
Outerwall Inc.[b]	74,167	2,710,062
Pep Boys-Manny Moe & Jack (The)[a]	588,745	10,838,795
Select Comfort Corp.[a]	210,758	4,512,329
Sonic Automotive Inc. Class A	351,546	8,001,187
Stage Stores Inc.[b]	351,770	3,204,625
Stein Mart Inc.	323,104	2,174,490
Vitamin Shoppe Inc.[a,b]	318,349	10,410,012
Zumiez Inc.[a,b]	219,637	3,320,911

		198,316,884
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.73%
Electronics For Imaging Inc.[a]	161,357	7,541,826
QLogic Corp.[a]	916,169	11,177,262
Super Micro Computer Inc.[a,b]	200,187	4,906,583

		23,625,671
TEXTILES, APPAREL & LUXURY GOODS — 2.11%
Crocs Inc.[a,b]	806,151	8,254,986
G-III Apparel Group Ltd.[a,b]	153,096	6,776,029
Iconix Brand Group Inc.[a,b]	532,276	3,635,445
Movado Group Inc.	179,312	4,610,111
Oxford Industries Inc.	67,152	4,285,641
Perry Ellis International Inc.[a,b]	130,495	2,403,718
Steven Madden Ltd.[a]	308,000	9,307,760
Tumi Holdings Inc.[a,b]	314,198	5,225,113
Unifi Inc.[a,b]	163,734	4,609,112
Wolverine World Wide Inc.	1,122,411	18,755,488

		67,863,403

562

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2015

Security	Shares	Value

THRIFTS & MORTGAGE FINANCE — 1.91%
Astoria Financial Corp.	990,159	$15,694,020
Brookline Bancorp. Inc.	308,108	3,543,242
Dime Community Bancshares Inc.	334,247	5,845,980
Northwest Bancshares Inc.	1,110,986	14,876,103
Oritani Financial Corp.	128,570	2,121,405
Provident Financial Services Inc.	642,784	12,952,098
TrustCo Bank Corp. NY	1,038,480	6,376,267

		61,409,115
TOBACCO — 0.43%
Universal Corp./VA	248,059	13,911,149

		13,911,149
TRADING COMPANIES & DISTRIBUTORS — 1.11%
Applied Industrial Technologies Inc.	429,165	17,376,891
DXP Enterprises Inc.[a,b]	139,252	3,174,946
Kaman Corp.	295,971	12,078,576
Veritiv Corp.[a,b]	89,603	3,245,421

		35,875,834
WATER UTILITIES — 0.20%
American States Water Co.	152,409	6,393,558

		6,393,558
WIRELESS TELECOMMUNICATION SERVICES — 0.13%
Spok Holdings Inc.	230,036	4,214,260

		4,214,260
TOTAL COMMON STOCKS (Cost: $3,380,586,567)		3,219,506,832

SHORT-TERM INVESTMENTS — 7.32%

MONEY MARKET FUNDS — 7.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	221,076,129	221,076,129
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	11,093,763	11,093,763

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	3,631,567	$3,631,567

		235,801,459

TOTAL SHORT-TERM INVESTMENTS (Cost: $235,801,459)		235,801,459

TOTAL INVESTMENTS IN SECURITIES — 107.20% (Cost: $3,616,388,026)		3,455,308,291
Other Assets, Less Liabilities — (7.20)%		(232,088,980)

NET ASSETS — 100.00%		$3,223,219,311

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

563

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2015

Open futures contracts as of December 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	34	Mar. 2016	ICE Markets Equity	$3,847,100	$44,383

See accompanying notes to schedules of investments.

564

Schedule of Investments (Unaudited)

iSHARES® U.S. AEROSPACE & DEFENSE ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.98%

AEROSPACE & DEFENSE — 94.08%
AAR Corp.	320,597	$8,428,495
Aerojet Rocketdyne Holdings Inc.[a,b]	504,476	7,900,094
Aerovironment Inc.[a,b]	232,979	6,865,891
Astronics Corp.[a]	200,196	8,149,979
B/E Aerospace Inc.	369,087	15,638,216
Boeing Co. (The)	398,707	57,649,045
BWX Technologies Inc.	449,649	14,285,349
Cubic Corp.	179,331	8,473,390
Curtiss-Wright Corp.	198,754	13,614,649
DigitalGlobe Inc.[a,b]	534,277	8,366,778
Engility Holdings Inc.[b]	197,785	6,424,057
Esterline Technologies Corp.[a]	142,375	11,532,375
General Dynamics Corp.	293,410	40,302,798
HEICO Corp.	164,115	8,921,291
HEICO Corp. Class A	230,551	11,343,109
Hexcel Corp.	342,494	15,908,846
Huntington Ingalls Industries Inc.	139,381	17,680,480
KLX Inc.[a]	328,185	10,104,816
L-3 Communications Holdings Inc.	180,229	21,539,168
Lockheed Martin Corp.	217,154	47,154,991
Moog Inc. Class Aa,b	178,507	10,817,524
Northrop Grumman Corp.	202,092	38,156,991
Orbital ATK Inc.	193,517	17,288,809
Precision Castparts Corp.	158,064	36,672,429
Raytheon Co.	313,343	39,020,604
Rockwell Collins Inc.	265,745	24,528,263
Spirit AeroSystems Holdings Inc. Class Aa	366,547	18,353,008
TASER International Inc.[a,b]	473,658	8,189,547
Teledyne Technologies Inc.[a,b]	153,977	13,657,760
Textron Inc.	566,998	23,819,586
TransDigm Group Inc.[a]	105,945	24,203,135
Triumph Group Inc.	290,990	11,566,853
United Technologies Corp.	571,000	54,855,970

		661,414,296
AIRPORT SERVICES — 0.97%
Wesco Aircraft Holdings Inc.[a]	569,029	6,811,277

		6,811,277
INDUSTRIAL MACHINERY — 1.37%
RBC Bearings Inc.[a]	149,451	9,653,040

		9,653,040

Security	Shares	Value

IT CONSULTING & OTHER SERVICES — 1.01%
ManTech International Corp./VA Class A	233,675	$7,066,332

		7,066,332
LEISURE PRODUCTS — 2.55%
Smith & Wesson Holding Corp.[a,b]	409,999	9,011,778
Sturm Ruger & Co. Inc.[b]	149,823	8,930,949

		17,942,727

TOTAL COMMON STOCKS (Cost: $691,414,395)		702,887,672

SHORT-TERM INVESTMENTS — 2.38%

MONEY MARKET FUNDS — 2.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	15,626,625	15,626,625
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	784,156	784,156
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	359,929	359,929

		16,770,710

TOTAL SHORT-TERM INVESTMENTS (Cost: $16,770,710)		16,770,710

TOTAL INVESTMENTS IN SECURITIES — 102.36% (Cost: $708,185,105)		719,658,382
Other Assets, Less Liabilities — (2.36)%		(16,611,952)

NET ASSETS — 100.00%		$703,046,430

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

565

Schedule of Investments (Unaudited)

iSHARES® U.S. BROKER-DEALERS & SECURITIES EXCHANGES ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.72%
ASSET MANAGEMENT & CUSTODY BANKS — 1.40%
Diamond Hill Investment Group Inc.	19,801	$3,742,389

		3,742,389
INVESTMENT BANKING & BROKERAGE — 70.95%
BGC Partners Inc. Class A	663,885	6,512,712
Charles Schwab Corp. (The)	699,242	23,026,039
Cowen Group Inc. Class Aa,b	854,446	3,272,528
E*TRADE Financial Corp.[a]	418,088	12,392,128
Evercore Partners Inc. Class A	127,764	6,908,200
Goldman Sachs Group Inc. (The)	162,887	29,357,124
Greenhill & Co. Inc.	168,236	4,813,232
Interactive Brokers Group Inc. Class A	173,225	7,552,610
INTL FCStone Inc.[a,b]	115,043	3,849,339
Investment Technology Group Inc.	232,103	3,950,393
KCG Holdings Inc. Class Aa	340,140	4,187,123
Lazard Ltd. Class A	234,547	10,556,961
LPL Financial Holdings Inc.[b]	196,589	8,384,521
Moelis & Co. Class A	134,390	3,921,500
Morgan Stanley	763,441	24,285,058
Piper Jaffray Companies[a]	102,331	4,134,172
Raymond James Financial Inc.	200,960	11,649,651
Stifel Financial Corp.[a,b]	188,019	7,964,485
TD Ameritrade Holding Corp.	363,613	12,621,007

		189,338,783
SPECIALIZED FINANCE — 27.37%
CBOE Holdings Inc.	157,438	10,217,726
CME Group Inc./IL	224,307	20,322,214
Intercontinental Exchange Inc.	85,472	21,903,055
MarketAxess Holdings Inc.	83,029	9,265,206
Nasdaq Inc.	194,738	11,327,910

		73,036,111

TOTAL COMMON STOCKS (Cost: $253,871,121)		266,117,283

SHORT-TERM INVESTMENTS — 5.80%

MONEY MARKET FUNDS — 5.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	14,540,284	14,540,284

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	729,642	$729,642
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	219,935	219,935

		15,489,861

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,489,861)		15,489,861

TOTAL INVESTMENTS IN SECURITIES — 105.52% (Cost: $269,360,982)		281,607,144
Other Assets, Less Liabilities — (5.52)%		(14,739,952)

NET ASSETS — 100.00%		$266,867,192

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

566

Schedule of Investments (Unaudited)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.93%

DIVERSIFIED SUPPORT SERVICES — 1.14%
Healthcare Services Group Inc.	235,161	$8,200,064

		8,200,064
HEALTH CARE SERVICES — 27.12%
Air Methods Corp.[a,b]	142,619	5,980,015
Amedisys Inc.[a,b]	128,145	5,038,661
CorVel Corp.[a]	67,678	2,972,418
DaVita HealthCare Partners Inc.[a]	311,770	21,733,487
Diplomat Pharmacy Inc.[a,b]	156,838	5,366,996
Envision Healthcare Holdings Inc.[a]	486,261	12,628,198
Express Scripts Holding Co.[a]	703,485	61,491,624
Healthways Inc.[a]	206,547	2,658,260
Laboratory Corp. of America Holdings[a]	185,771	22,968,726
LHC Group Inc.[a]	73,451	3,326,596
MEDNAX Inc.[a,b]	217,252	15,568,278
Premier Inc.[a]	175,176	6,178,457
Quest Diagnostics Inc.	287,997	20,488,107
Team Health Holdings Inc.[a]	209,612	9,199,871

		195,599,694
HEALTH CARE DISTRIBUTORS — 0.69%
PharMerica Corp.[a]	142,818	4,998,630

		4,998,630
HEALTH CARE FACILITIES — 21.64%
Acadia Healthcare Co. Inc.[a,b]	157,750	9,853,065
AmSurg Corp.[a,b]	145,256	11,039,456
Brookdale Senior Living Inc.[a]	544,407	10,049,753
Capital Senior Living Corp.[a]	157,131	3,277,753
Community Health Systems Inc.[a,b]	357,813	9,492,779
Ensign Group Inc. (The)	212,240	4,802,991
Hanger Inc.[a,b]	207,421	3,412,075
HCA Holdings Inc.[a]	473,384	32,014,960
HealthSouth Corp.	278,719	9,702,208
Kindred Healthcare Inc.	380,911	4,536,650
LifePoint Health Inc.[a,b]	134,817	9,895,568
National Healthcare Corp.	58,803	3,628,145
Select Medical Holdings Corp.	448,718	5,344,231
Surgical Care Affiliates Inc.[a]	126,451	5,034,014
Tenet Healthcare Corp.[a,b]	305,285	9,250,136
U.S. Physical Therapy Inc.	69,323	3,721,259
Universal Health Services Inc. Class B	176,187	21,052,585

		156,107,628

Security	Shares	Value

HEALTH CARE TECHNOLOGY — 1.45%
HealthStream Inc.[a,b]	141,617	$3,115,574
HMS Holdings Corp.[a,b]	387,321	4,779,541
Inovalon Holdings Inc.[a,b]	152,589	2,594,013

		10,489,128
LIFE SCIENCES TOOLS & SERVICES — 1.48%
PAREXEL International Corp.[a,b]	157,005	10,695,181

		10,695,181
MANAGED HEALTH CARE — 46.41%
Aetna Inc.	430,927	46,591,827
Anthem Inc.	328,207	45,765,184
Centene Corp.[a,b]	272,839	17,955,535
Cigna Corp.	321,315	47,018,024
Health Net Inc./CAa	200,514	13,727,188
HealthEquity Inc.[a,b]	161,284	4,043,390
Humana Inc.	209,170	37,338,937
Magellan Health Inc.[a]	105,906	6,530,164
Molina Healthcare Inc.[a,b]	138,138	8,306,238
Triple-S Management Corp. Class Ba	135,195	3,232,512
UnitedHealth Group Inc.	781,746	91,964,599
Universal American Corp./NY	378,402	2,648,814
WellCare Health Plans Inc.[a,b]	123,731	9,677,002

		334,799,414

TOTAL COMMON STOCKS (Cost: $774,822,736)		720,889,739

SHORT-TERM INVESTMENTS — 12.16%

MONEY MARKET FUNDS — 12.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	82,920,554	82,920,554
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	4,161,015	4,161,015
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	661,292	661,292

		87,742,861

TOTAL SHORT-TERM INVESTMENTS (Cost: $87,742,861)		87,742,861

567

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

December 31, 2015

Security	Value

TOTAL INVESTMENTS IN SECURITIES — 112.09% (Cost: $862,565,597)	$808,632,600
Other Assets, Less Liabilities — (12.09)%	(87,250,893)

NET ASSETS — 100.00%	$721,381,707

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

568

Schedule of Investments (Unaudited)

iSHARES® U.S. HOME CONSTRUCTION ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.96%

BUILDING PRODUCTS — 14.87%
American Woodmark Corp.[a]	212,344	$16,983,273
Builders FirstSource Inc.[a,b]	1,363,737	15,110,206
Fortune Brands Home & Security Inc.	626,976	34,797,168
Lennox International Inc.	218,883	27,338,487
Masco Corp.	1,207,189	34,163,449
Masonite International Corp.[a,b]	327,159	20,031,946
Owens Corning	625,717	29,427,470
PGT Inc.[a,b]	1,250,596	14,244,288
Quanex Building Products Corp.	846,542	17,650,401
Simpson Manufacturing Co. Inc.	553,361	18,897,278
Trex Co. Inc.[a,b]	454,458	17,287,582
Universal Forest Products Inc.	272,051	18,600,127
USG Corp.[a,b]	942,652	22,897,017

		287,428,692
CONSTRUCTION MATERIALS — 1.24%
Eagle Materials Inc.	396,672	23,970,889

		23,970,889
FOREST PRODUCTS — 1.27%
Louisiana-Pacific Corp.[a,b]	1,359,121	24,477,769

		24,477,769
HOME FURNISHINGS — 4.27%
Ethan Allen Interiors Inc.[b]	572,264	15,920,384
Leggett & Platt Inc.	689,639	28,978,631
Mohawk Industries Inc.[a]	198,307	37,557,363

		82,456,378
HOME IMPROVEMENT RETAIL — 8.59%
Home Depot Inc. (The)	644,544	85,240,944
Lowe’s Companies Inc.	851,646	64,759,162
Lumber Liquidators Holdings Inc.[a,b]	925,818	16,072,200

		166,072,306
HOMEBUILDING — 65.11%
Beazer Homes USA Inc.[a,b]	1,074,105	12,341,466
CalAtlantic Group Inc.[b]	2,137,667	81,060,333
Cavco Industries Inc.[a,b]	296,619	24,711,329
DR Horton Inc.	7,410,152	237,347,169
Hovnanian Enterprises Inc. Class Aa,b	5,377,639	9,733,527

Security	Shares	Value

KB Home	2,989,794	$36,864,160
Lennar Corp. Class Ab	4,162,616	203,593,549
Lennar Corp. Class B	394,917	15,867,765
M/I Homes Inc.[a,b]	926,506	20,309,012
MDC Holdings Inc.	1,324,583	33,816,604
Meritage Homes Corp.[a,b]	1,195,652	40,640,211
NVR Inc.[a]	91,245	149,915,535
PulteGroup Inc.	7,950,287	141,674,114
Taylor Morrison Home Corp. Class Aa,b	1,246,831	19,949,296
Toll Brothers Inc.[a,b]	4,087,275	136,106,257
TopBuild Corp.[a]	1,247,031	38,371,144
TRI Pointe Group Inc.[a,b]	4,414,342	55,929,713

		1,258,231,184
SPECIALTY CHEMICALS — 2.25%
Sherwin-Williams Co. (The)	167,561	43,498,835

		43,498,835
TRADING COMPANIES & DISTRIBUTORS — 2.36%
Beacon Roofing Supply Inc.[a,b]	526,158	21,667,187
Watsco Inc.	204,048	23,900,142

		45,567,329
TOTAL COMMON STOCKS (Cost: $2,067,956,198)		1,931,703,382

SHORT-TERM INVESTMENTS — 5.40%

MONEY MARKET FUNDS — 5.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	99,143,823	99,143,823
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	4,975,110	4,975,110
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	314,765	314,765

		104,433,698

TOTAL SHORT-TERM INVESTMENTS (Cost: $104,433,698)		104,433,698

569

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. HOME CONSTRUCTION ETF

December 31, 2015

Security	Value

TOTAL INVESTMENTS IN SECURITIES — 105.36% (Cost: $2,172,389,896)	$2,036,137,080
Other Assets, Less Liabilities — (5.36)%	(103,644,726)

NET ASSETS — 100.00%	$1,932,492,354

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

570

Schedule of Investments (Unaudited)

iSHARES® U.S. INSURANCE ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.79%

INSURANCE BROKERS — 2.09%
Arthur J Gallagher & Co.	43,055	$1,762,672
Brown & Brown Inc.	29,870	958,827

		2,721,499
LIFE & HEALTH INSURANCE — 30.29%
Aflac Inc.	96,230	5,764,177
American Equity Investment Life Holding Co.	18,124	435,520
CNO Financial Group Inc.	47,413	905,114
FBL Financial Group Inc. Class A	2,943	187,292
Genworth Financial Inc. Class Aa	110,804	413,299
Lincoln National Corp.	58,306	2,930,459
MetLife Inc.	239,799	11,560,710
National Western Life Group Inc.	671	169,052
Primerica Inc.	12,738	601,616
Principal Financial Group Inc.	64,166	2,886,187
Prudential Financial Inc.	98,996	8,059,264
StanCorp Financial Group Inc.	10,633	1,210,886
Symetra Financial Corp.	24,697	784,624
Torchmark Corp.	28,151	1,609,111
Unum Group	58,889	1,960,415

		39,477,726
MULTI-LINE INSURANCE — 20.66%
American Financial Group Inc./OH	17,898	1,290,088
American International Group Inc.	261,188	16,185,820
American National Insurance Co.	2,476	253,221
Assurant Inc.	16,384	1,319,567
Hartford Financial Services Group Inc. (The)	94,369	4,101,277
Horace Mann Educators Corp.	11,180	370,952
Kemper Corp.	12,887	480,041
Loews Corp.	66,846	2,566,886
National General Holdings Corp.	16,004	349,848

		26,917,700
OTHER DIVERSIFIED FINANCIAL SERVICES — 1.55%
Voya Financial Inc.	54,728	2,020,010

		2,020,010
PROPERTY & CASUALTY INSURANCE — 43.81%
ACE Ltd.	71,530	8,358,281
Allied World Assurance Co. Holdings AG	23,443	871,845

Security	Shares	Value

Allstate Corp. (The)	87,715	$5,446,224
Ambac Financial Group Inc.[a]	10,434	147,015
AMERISAFE Inc.	5,454	277,609
AmTrust Financial Services Inc.	10,626	654,349
Arch Capital Group Ltd.[a,b]	29,575	2,062,856
Argo Group International Holdings Ltd.	7,527	450,416
Assured Guaranty Ltd.	36,248	958,035
Axis Capital Holdings Ltd.	24,007	1,349,674
Chubb Corp. (The)	50,798	6,737,847
Cincinnati Financial Corp.	35,577	2,105,091
CNA Financial Corp.	7,716	271,217
Employers Holdings Inc.	7,278	198,689
Erie Indemnity Co. Class A	6,340	606,358
First American Financial Corp.[b]	27,641	992,312
Hanover Insurance Group Inc. (The)	11,087	901,817
Infinity Property & Casualty Corp.	3,110	255,735
Markel Corp.[a]	3,294	2,909,755
MBIA Inc.[a]	41,116	266,432
Mercury General Corp.	7,909	368,322
Navigators Group Inc. (The)[a]	3,133	268,780
Old Republic International Corp.	61,322	1,142,429
OneBeacon Insurance Group Ltd. Class A	7,663	95,098
ProAssurance Corp.	13,891	674,130
Progressive Corp. (The)	134,899	4,289,788
RLI Corp.	8,712	537,966
Safety Insurance Group Inc.	3,924	221,235
Selective Insurance Group Inc.	13,226	444,129
Travelers Companies Inc. (The)	67,528	7,621,210
United Fire Group Inc.	6,109	234,036
Universal Insurance Holdings Inc.[b]	9,078	210,428
White Mountains Insurance Group Ltd.	1,437	1,044,426
WR Berkley Corp.	24,583	1,345,919
XL Group PLC	70,680	2,769,242

		57,088,695
REINSURANCE — 1.39%
Alleghany Corp.[a]	3,794	1,813,266

		1,813,266

TOTAL COMMON STOCKS (Cost: $114,019,734)		130,038,896

571

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INSURANCE ETF

December 31, 2015

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.88%

MONEY MARKET FUNDS — 1.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	2,151,084	$2,151,084
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	107,943	107,943
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	193,433	193,433

		2,452,460

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,452,460)		2,452,460

TOTAL INVESTMENTS IN SECURITIES — 101.67% (Cost: $116,472,194)		132,491,356
Other Assets, Less Liabilities — (1.67)%		(2,181,825)

NET ASSETS — 100.00%		$130,309,531

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

572

Schedule of Investments (Unaudited)

iSHARES® U.S. MEDICAL DEVICES ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.82%

HEALTH CARE EQUIPMENT — 85.65%
Abbott Laboratories	1,667,415	$74,883,608
ABIOMED Inc.[a]	85,014	7,675,064
Accuray Inc.[a,b]	258,774	1,746,725
Analogic Corp.	34,877	2,880,840
Baxter International Inc.	796,936	30,403,108
Becton Dickinson and Co.	276,795	42,651,342
Boston Scientific Corp.[a,b]	1,870,546	34,492,868
Cantel Medical Corp.	84,021	5,221,065
Cardiovascular Systems Inc.[a,b]	100,836	1,524,640
CR Bard Inc.	117,119	22,187,023
Cynosure Inc. Class Aa,b	65,542	2,927,761
DexCom Inc.[a,b]	149,724	12,262,396
Edwards Lifesciences Corp.[a]	324,144	25,600,893
GenMark Diagnostics Inc.[a,b]	152,884	1,186,380
Globus Medical Inc. Class Aa,b	175,200	4,874,064
HeartWare International Inc.[a,b]	51,324	2,586,730
Hill-Rom Holdings Inc.	128,341	6,168,068
Hologic Inc.[a]	425,634	16,467,779
IDEXX Laboratories Inc.[a,b]	171,219	12,485,289
Inogen Inc.[a,b]	45,530	1,825,298
Insulet Corp.[a,b]	136,550	5,162,956
Integra LifeSciences Holdings Corp.[a,b]	71,018	4,813,600
Intuitive Surgical Inc.[a,b]	55,001	30,039,346
Invacare Corp.	96,393	1,676,274
K2M Group Holdings Inc.[a,b]	80,201	1,583,168
Masimo Corp.[a]	111,600	4,632,516
Medtronic PLC	1,412,326	108,636,116
Natus Medical Inc.[a]	83,870	4,029,954
Nevro Corp.[a,b]	39,201	2,646,460
NuVasive Inc.[a]	113,613	6,147,599
NxStage Medical Inc.[a,b]	161,316	3,534,434
ResMed Inc.	251,386	13,496,914
Sirona Dental Systems Inc.[a]	105,900	11,603,463
St. Jude Medical Inc.	426,674	26,355,653
STERIS PLC	162,083	12,211,333
Stryker Corp.	424,042	39,410,463
Teleflex Inc.	80,966	10,642,981
Varian Medical Systems Inc.[a]	174,673	14,113,578
Wright Medical Group NVa	215,360	5,207,405
Zeltiq Aesthetics Inc.[a,b]	91,063	2,598,027
Zimmer Biomet Holdings Inc.	258,389	26,508,128

		645,101,309

Security	Shares	Value

HEALTH CARE SUPPLIES — 0.65%
Atrion Corp.	4,516	$1,721,499
OraSure Technologies Inc.[a,b]	200,161	1,289,037
Vascular Solutions Inc.[a,b]	54,441	1,872,226

		4,882,762
HEALTH CARE TECHNOLOGY — 0.41%
Omnicell Inc.[a,b]	98,742	3,068,901

		3,068,901
LIFE SCIENCES TOOLS & SERVICES — 13.11%
Bio-Rad Laboratories Inc. Class Aa	46,682	6,472,926
Bruker Corp.[a,b]	256,119	6,216,008
Fluidigm Corp.[a,b]	106,839	1,154,930
Thermo Fisher Scientific Inc.	468,587	66,469,066
Waters Corp.[a,b]	137,183	18,462,088

		98,775,018

TOTAL COMMON STOCKS (Cost: $712,243,373)		751,827,990

SHORT-TERM INVESTMENTS — 4.29%

MONEY MARKET FUNDS — 4.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	30,208,224	30,208,224
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	1,515,871	1,515,871
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	620,982	620,982

		32,345,077

TOTAL SHORT-TERM INVESTMENTS (Cost: $32,345,077)		32,345,077

TOTAL INVESTMENTS IN SECURITIES — 104.11% (Cost: $744,588,450)		784,173,067
Other Assets, Less Liabilities — (4.11)%		(30,956,342)

NET ASSETS — 100.00%		$753,216,725

a Non-income earning security.

573

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. MEDICAL DEVICES ETF

December 31, 2015

[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

574

Schedule of Investments (Unaudited)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.99%

OIL & GAS EXPLORATION & PRODUCTION — 68.48%
Anadarko Petroleum Corp.	400,504	$19,456,484
Antero Resources Corp.[a,b]	83,792	1,826,666
Apache Corp.	312,036	13,876,241
Bill Barrett Corp.[a,b]	67,648	265,857
Bonanza Creek Energy Inc.[a,b]	54,955	289,613
Cabot Oil & Gas Corp.	375,799	6,647,884
California Resources Corp.	364,900	850,217
Carrizo Oil & Gas Inc.[a,b]	57,346	1,696,295
Chesapeake Energy Corp.[b]	533,503	2,400,763
Cimarex Energy Co.	82,920	7,411,390
Clayton Williams Energy Inc.[a,b]	7,927	234,401
Cobalt International Energy Inc.[a]	345,326	1,864,760
Concho Resources Inc.[a]	109,973	10,212,093
ConocoPhillips	887,005	41,414,263
Continental Resources Inc./OKa,b	84,152	1,933,813
Denbury Resources Inc.	402,195	812,434
Devon Energy Corp.	326,775	10,456,800
Diamondback Energy Inc.[a]	62,890	4,207,341
Energen Corp.	76,355	3,129,791
EOG Resources Inc.	409,491	28,987,868
EQT Corp.	137,071	7,145,511
Gulfport Energy Corp.[a]	110,896	2,724,715
Halcon Resourses Corp.[b]	118,775	149,657
Hess Corp.	205,252	9,950,617
Kosmos Energy Ltd.[a,b]	165,950	862,940
Laredo Petroleum Inc.[a,b]	138,797	1,108,988
Marathon Oil Corp.	594,078	7,479,442
Matador Resources Co.[a,b]	83,760	1,655,935
Memorial Resource Development Corp.[a,b]	100,726	1,626,725
Murphy Oil Corp.	158,134	3,550,108
Newfield Exploration Co.[a]	150,615	4,904,024
Noble Energy Inc.	358,733	11,813,078
Northern Oil and Gas Inc.[a,b]	71,722	276,847
Oasis Petroleum Inc.[a,b]	154,798	1,140,861
Parsley Energy Inc. Class Aa,b	113,455	2,093,245
PDC Energy Inc.[a,b]	41,410	2,210,466
Pioneer Natural Resources Co.	120,229	15,074,312
QEP Resources Inc.	167,696	2,247,126
Range Resources Corp.	162,365	3,995,803
Rice Energy Inc.[a,b]	54,711	596,350

Security	Shares	Value

RSP Permian Inc.[a,b]	74,605	$1,819,616
Sanchez Energy Corp.[a,b]	45,850	197,614
SM Energy Co.[b]	72,967	1,434,531
Southwestern Energy Co.[a,b]	390,034	2,773,142
Stone Energy Corp.[a,b]	75,734	324,899
Synergy Resources Corp.[a,b]	112,981	962,598
Ultra Petroleum Corp.[a,b]	191,650	479,125
Whiting Petroleum Corp.[a,b]	207,634	1,960,065
WPX Energy Inc.[a,b]	253,727	1,456,393

		249,989,707
OIL & GAS REFINING & MARKETING — 29.01%
Alon USA Energy Inc.[b]	37,736	560,002
Clean Energy Fuels Corp.[a,b]	94,077	338,677
CVR Energy Inc.	18,644	733,641
Delek U.S. Holdings Inc.	59,561	1,465,201
HollyFrontier Corp.	163,405	6,518,226
Marathon Petroleum Corp.	416,826	21,608,260
PBF Energy Inc.	95,556	3,517,416
Phillips 66	355,721	29,097,978
Tesoro Corp.	102,385	10,788,308
Valero Energy Corp.	368,583	26,062,504
Western Refining Inc.	69,815	2,486,810
World Fuel Services Corp.	71,242	2,739,967

		105,916,990
OIL & GAS STORAGE & TRANSPORTATION — 2.50%
Cheniere Energy Inc.[a]	206,603	7,695,962
Targa Resources Corp.	52,519	1,421,164

		9,117,126

TOTAL COMMON STOCKS
(Cost: $582,067,679)		365,023,823

WARRANTS — 0.00%

OIL & GAS EXPLORATION & PRODUCTION — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	12,939	—

		—

TOTAL WARRANTS		—
(Cost: $0)

575

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

December 31, 2015

Security	Shares	Value

SHORT-TERM INVESTMENTS — 6.23%

MONEY MARKET FUNDS — 6.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	21,201,218	$21,201,218
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	1,063,893	1,063,893
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	468,904	468,904

		22,734,015

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,734,015)		22,734,015

TOTAL INVESTMENTS IN SECURITIES — 106.22%
(Cost: $604,801,694)		387,757,838
Other Assets, Less Liabilities — (6.22)%		(22,701,762)

NET ASSETS — 100.00%		$365,056,076

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

576

Schedule of Investments (Unaudited)

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.80%

INDUSTRIAL MACHINERY — 0.88%
Chart Industries Inc.[a]	120,965	$2,172,531

		2,172,531
OIL & GAS DRILLING — 21.03%
Atwood Oceanics Inc.[b]	198,242	2,028,016
Diamond Offshore Drilling Inc.	181,154	3,822,349
Ensco PLC Class A	440,735	6,782,912
Helmerich & Payne Inc.	166,641	8,923,625
Nabors Industries Ltd.	603,636	5,136,942
Noble Corp. PLC[b]	492,216	5,192,879
Parker Drilling Co.[a,b]	635,311	1,156,266
Patterson-UTI Energy Inc.	336,490	5,074,269
Rowan Companies PLC Class A	279,926	4,744,746
Transocean Ltd.[b]	578,818	7,165,767
Unit Corp.[a,b]	185,129	2,258,574

		52,286,345
OIL & GAS EQUIPMENT & SERVICES — 77.89%
Archrock Inc.	272,248	2,047,305
Baker Hughes Inc.	376,267	17,364,722
Bristow Group Inc.	112,663	2,917,972
Cameron International Corp.[a]	213,130	13,469,816
CARBO Ceramics Inc.[b]	96,140	1,653,608
Core Laboratories NVb	69,472	7,554,385
Dril-Quip Inc.[a,b]	85,959	5,091,352
Exterran Corp.[a]	141,970	2,278,619
FMC Technologies Inc.[a]	318,018	9,225,702
Forum Energy Technologies Inc.[a]	220,329	2,745,299
Frank’s International NVb	138,078	2,304,522
Halliburton Co.	640,022	21,786,349
Helix Energy Solutions Group Inc.[a,b]	404,851	2,129,516
Hornbeck Offshore Services Inc.[a,b]	161,468	1,604,992
Matrix Service Co.[a]	104,733	2,151,216
McDermott International Inc.[a,b]	781,783	2,618,973
National Oilwell Varco Inc.	414,260	13,873,567
Newpark Resources Inc.[a,b]	364,512	1,924,623
Oceaneering International Inc.	174,929	6,563,336
Oil States International Inc.[a,b]	136,622	3,722,950
RPC Inc.	213,850	2,555,508
Schlumberger Ltd.	620,642	43,289,779
SEACOR Holdings Inc.[a,b]	52,550	2,762,028
Superior Energy Services Inc.	348,215	4,690,456

Security	Shares	Value

Tesco Corp.[b]	204,576	$1,481,130
TETRA Technologies Inc.[a]	293,429	2,206,586
Tidewater Inc.[b]	226,503	1,576,461
U.S. Silica Holdings Inc.	162,542	3,044,412
Weatherford International PLC[a,b]	1,077,065	9,036,575

		193,671,759

TOTAL COMMON STOCKS
(Cost: $425,987,330)		248,130,635

SHORT-TERM INVESTMENTS — 10.17%

MONEY MARKET FUNDS —10.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	23,878,090	23,878,090
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	1,198,220	1,198,220
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	213,482	213,482

		25,289,792

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,289,792)		25,289,792

TOTAL INVESTMENTS IN SECURITIES — 109.97%
(Cost: $451,277,122)		273,420,427
Other Assets, Less Liabilities — (9.97)%		(24,777,581)

NET ASSETS — 100.00%		$248,642,846

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

577

Schedule of Investments (Unaudited)

iSHARES® U.S. PHARMACEUTICALS ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.96%

BIOTECHNOLOGY — 13.12%
Aegerion Pharmaceuticals Inc.[a,b]	615,483	$6,216,378
AMAG Pharmaceuticals Inc.[a,b]	293,391	8,857,474
Amicus Therapeutics Inc.[a,b]	1,064,074	10,321,518
Anacor Pharmaceuticals Inc.[a,b]	157,936	17,842,030
ARIAD Pharmaceuticals Inc.[a,b]	1,624,258	10,151,612
Infinity Pharmaceuticals Inc.[a,b]	842,717	6,615,328
Ironwood Pharmaceuticals Inc.[a,b]	967,635	11,214,890
Merrimack Pharmaceuticals Inc.[a,b]	1,090,461	8,614,642
NewLink Genetics Corp.[a,b]	246,627	8,974,757
Spectrum Pharmaceuticals Inc.[a,b]	1,129,242	6,809,329
Synergy Pharmaceuticals Inc.[a,b]	1,291,294	7,321,637
TESARO Inc.[a,b]	219,311	11,474,352

		114,413,947
PHARMACEUTICALS — 86.84%
Akorn Inc.[a,b]	396,397	14,789,572
Allergan PLC[a]	191,143	59,732,188
Bristol-Myers Squibb Co.	836,830	57,565,536
Catalent Inc.[a,b]	527,242	13,196,867
Depomed Inc.[a,b]	396,984	7,197,320
Dermira Inc.[a,b]	256,557	8,879,438
Eli Lilly & Co.	602,517	50,768,082
Endo International PLC[a]	419,214	25,664,281
Horizon Pharma PLC[a,b]	714,927	15,492,468
Impax Laboratories Inc.[a,b]	335,485	14,345,339
Intra-Cellular Therapies Inc.[a,b]	215,065	11,568,346
Jazz Pharmaceuticals PLC[a]	154,666	21,739,853
Johnson & Johnson	791,860	81,339,859
Lannett Co. Inc.[a,b]	255,531	10,251,904
Mallinckrodt PLC[a]	298,032	22,242,128
Medicines Co. (The)[a,b]	355,946	13,291,024
Merck & Co. Inc.	1,196,480	63,198,074
Mylan NVa	594,074	32,121,581
Pacira Pharmaceuticals Inc./DEa,b	206,220	15,835,634
Perrigo Co. PLC	206,046	29,814,856
Pfizer Inc.	2,193,943	70,820,480
Phibro Animal Health Corp.	241,846	7,286,820
Prestige Brands Holdings Inc.[a,b]	265,551	13,670,566
Relypsa Inc.[a,b]	307,542	8,715,740
Revance Therapeutics Inc.[a,b]	231,263	7,899,944
Sagent Pharmaceuticals Inc.[a]	435,030	6,921,327
Sucampo Pharmaceuticals Inc. Class Aa,b	389,255	6,730,219

Security	Shares	Value

Tetraphase Pharmaceuticals Inc.[a,b]	634,300	$6,362,029
TherapeuticsMD Inc.[a,b]	1,137,584	11,796,746
Theravance Biopharma Inc.[a,b]	405,377	6,644,129
Theravance Inc.[b]	909,744	9,588,702
Zoetis Inc.	663,420	31,791,086

		757,262,138

TOTAL COMMON STOCKS
(Cost: $870,159,598)		871,676,085

SHORT-TERM INVESTMENTS — 16.97%

MONEY MARKET FUNDS — 16.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	140,714,367	140,714,367
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	7,061,151	7,061,151
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	213,746	213,746

		147,989,264

TOTAL SHORT-TERM INVESTMENTS
(Cost: $147,989,264)		147,989,264

TOTAL INVESTMENTS IN SECURITIES — 116.93%
(Cost: $1,018,148,862)		1,019,665,349
Other Assets, Less Liabilities — (16.93)%		(147,659,089)

NET ASSETS — 100.00%		$872,006,260

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

578

Schedule of Investments (Unaudited)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2015

Security	Shares	Value

PREFERRED STOCKS — 98.96%

AUTOMOBILES — 5.89%
BAC Capital Trust VIII, 6.00%[a]	1,902,480	$48,798,612
Countrywide Capital IV, 6.75%	1,810,352	45,801,906
Countrywide Capital V, 7.00%	5,332,734	136,677,972
Deutsche Bank Contingent Capital Trust II, 6.55%	2,896,575	74,326,114
Deutsche Bank Contingent Capital Trust III, 7.60%	6,823,806	180,421,431
Deutsche Bank Contingent Capital Trust V, 8.05%	4,682,373	127,173,251
GMAC Capital Trust I Series 2, 8.13%[b]	8,990,570	228,000,855

		841,200,141
BANKS — 35.99%
Banc of California Inc. Series D, 7.38%	465,099	12,073,970
Bank of America Corp. Series 3, 6.38%	2,380,286	61,030,533
Bank of America Corp. Series 4, 4.00%[b]	839,163	18,159,487
Bank of America Corp. Series 5, 4.00%[b]	802,409	17,235,745
Bank of America Corp. Series D, 6.20%[a]	1,279,429	33,047,651
Bank of America Corp. Series H, 3.00%[a,b]	703,625	12,904,483
Bank of America Corp. Series I, 6.63%[a]	664,670	17,786,569
Bank of America Corp. Series W, 6.63%	2,156,000	57,780,800
Bank of America Corp. Series Y, 6.50%	2,389,748	63,854,067
Barclays Bank PLC Series 2, 6.63%	2,636,770	68,239,608
Barclays Bank PLC Series 3, 7.10%	4,622,742	120,052,610
Barclays Bank PLC Series 4, 7.75%	3,884,479	102,356,022
Barclays Bank PLC Series 5, 8.13%	8,851,419	234,828,146
BB&T Corp., 5.85%	2,255,961	59,602,490
BB&T Corp. Series E, 5.63%	4,111,181	107,260,712
BB&T Corp. Series F, 5.20%[a]	1,879,406	47,173,091

Security	Shares	Value

BB&T Corp. Series G, 5.20%[a]	1,950,832	$49,121,950
Citigroup Inc. Series C, 5.80%[a]	2,457,346	63,768,129
Citigroup Inc. Series J, 7.13%[b]	3,664,160	102,633,122
Citigroup Inc. Series K, 6.88%[b]	5,479,824	152,667,897
Citigroup Inc. Series L, 6.88%	960,520	26,337,458
Commerce Bancshares Inc./MO Series B, 6.00%[a]	757,229	19,907,550
Cullen/Frost Bankers Inc., 5.38%[a]	724,547	18,497,685
Fifth Third Bancorp. Series I, 6.63%[b]	1,764,742	51,001,044
First Niagara Financial Group Inc. Series B, 8.63%[b]	1,289,010	35,048,182
First Republic Bank/CA, 5.50%[a]	863,734	21,696,998
First Republic Bank/CA, 5.63%[a]	689,299	17,494,409
First Republic Bank/CA, 7.00%[a]	719,904	20,020,530
First Republic Bank/CA Series A, 6.70%	844,560	21,941,669
First Republic Bank/CA Series B, 6.20%	705,770	18,484,116
HSBC Holdings PLC, 8.13%	7,353,166	196,256,001
HSBC Holdings PLC Series 2, 8.00%	12,711,627	331,392,116
HSBC Holdings PLC Series A, 6.20%	4,872,081	124,579,111
HSBC USA Inc. Series F, 3.50%[b]	1,829,288	40,390,679
HSBC USA Inc. Series G, 4.00%[b]	1,347,541	32,340,984
ING Groep NV, 6.13%	2,393,828	61,138,367
ING Groep NV, 6.20%[a]	1,732,783	44,185,966
ING Groep NV, 6.38%[a]	3,560,326	91,785,204
ING Groep NV, 7.05%	2,718,958	70,529,771
ING Groep NV, 7.20%	3,717,123	96,608,027
JPMorgan Chase & Co. Series AA, 6.10%	3,044,764	78,798,492
JPMorgan Chase & Co. Series BB, 6.15%	2,254,000	58,378,600
JPMorgan Chase & Co. Series O, 5.50%[a]	2,441,300	61,762,449
JPMorgan Chase & Co. Series P, 5.45%	2,081,429	52,535,268

579

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2015

Security	Shares	Value

JPMorgan Chase & Co. Series T, 6.70%	1,851,346	$50,874,988
JPMorgan Chase & Co. Series W, 6.30%[a]	1,724,800	45,293,248
JPMorgan Chase & Co. Series Y, 6.13%	2,797,106	73,060,409
National Westminster Bank PLC Series C, 7.76%	893,600	23,144,240
PNC Financial Services Group Inc. (The) Series P, 6.13%[b,c]	5,209,002	148,664,917
PNC Financial Services Group Inc. (The) Series Q, 5.38%[c]	1,824,523	46,616,563
RBS Capital Funding Trust VII Series G, 6.08%	6,064,429	151,186,215
Regions Financial Corp. Series A, 6.38%	1,941,291	51,172,431
Regions Financial Corp. Series B, 6.38%[a,b]	1,885,818	51,162,242
Royal Bank of Canada Series C-1, 5.50%	802,617	20,306,210
Royal Bank of Scotland Group PLC Series H, 7.25%	849,733	21,965,598
Royal Bank of Scotland Group PLC Series L, 5.75%	2,559,515	63,962,280
Royal Bank of Scotland Group PLC Series R, 6.13%	897,924	22,501,975
Royal Bank of Scotland Group PLC Series S, 6.60%	2,275,093	57,787,362
Royal Bank of Scotland Group PLC Series T, 7.25%	4,320,875	111,694,619
Santander Finance Preferred SAU Series 6, 4.00%[a,b]	804,792	18,325,114
SunTrust Banks Inc. Series E, 5.88%[a]	1,720,860	44,553,065
Texas Capital Bancshares Inc. Series A, 6.50%	678,776	17,220,547
U.S. Bancorp. Series B, 3.50%[b]	3,481,797	76,112,082
U.S. Bancorp. Series F, 6.50%[b]	3,878,191	111,304,082
U.S. Bancorp. Series G, 6.00%[b]	3,853,981	103,363,770
U.S. Bancorp. Series H, 5.15%[a]	1,984,714	51,503,328
UBS Preferred Funding Trust IV Series D, 1.03%[b]	1,113,422	21,767,400

Security	Shares	Value

Wells Fargo & Co., 5.20%[a]	2,810,429	$71,328,688
Wells Fargo & Co., 5.85%[a,b]	6,176,302	161,325,008
Wells Fargo & Co., 6.63%[b]	3,093,313	88,870,882
Wells Fargo & Co. Series J, 8.00%	7,397,360	207,717,869
Wells Fargo & Co. Series O, 5.13%[a]	2,465,889	62,239,038
Wells Fargo & Co. Series P, 5.25%[a]	2,435,801	62,916,740
Wells Fargo & Co. Series T, 6.00%[a]	1,568,000	41,928,320
Wells Fargo & Co. Series V, 6.00%[a]	2,051,791	54,126,247
Wintrust Financial Corp. Series D, 6.50%[b]	520,782	13,847,593

		5,140,530,828
CAPITAL MARKETS — 12.68%
Affiliated Managers Group Inc., 6.38%	824,009	21,968,080
Allied Capital Corp., 6.88%	837,641	21,242,576
Apollo Investment Corp., 6.63%	659,214	16,750,628
Bank of New York Mellon Corp. (The), 5.20%[a]	2,153,368	55,384,625
Charles Schwab Corp. (The) Series B, 6.00%	966,430	25,852,002
Charles Schwab Corp. (The) Series C, 6.00%	1,231,272	33,158,155
Goldman Sachs Group Inc. (The), 5.95%	1,699,613	44,512,864
Goldman Sachs Group Inc. (The), 6.50%	2,074,411	54,557,009
Goldman Sachs Group Inc. (The) Series A, 3.75%[b]	1,433,757	28,460,076
Goldman Sachs Group Inc. (The) Series B, 6.20%[a]	1,396,530	36,295,815
Goldman Sachs Group Inc. (The) Series D, 4.00%[a,b]	2,692,115	54,919,146
Goldman Sachs Group Inc. (The) Series J, 5.50%[b]	4,331,337	112,138,315
Goldman Sachs Group Inc. (The) Series K, 6.38%[a,b]	1,600,080	44,466,223
KKR Financial Holdings LLC, 8.38%	1,031,609	27,306,690
KKR Financial Holdings LLC Series A, 7.38%	1,414,972	37,609,956

580

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2015

Security	Shares	Value

Ladenburg Thalmann Financial Services Inc. Series A, 8.00%[a]	1,286,183	$31,807,306
Merrill Lynch Capital Trust I Series K, 6.45%[b]	3,727,427	95,012,114
Merrill Lynch Capital Trust II, 6.45%[b]	3,365,991	85,664,471
Merrill Lynch Capital Trust III, 7.38%[b]	2,656,944	68,921,127
Merrill Lynch Preferred Capital Trust III, 7.00%[a]	2,654,741	66,660,547
Merrill Lynch Preferred Capital Trust IV, 7.12%	1,456,692	36,577,536
Merrill Lynch Preferred Capital Trust V Series F, 7.28%	3,006,565	75,524,913
Morgan Stanley, 6.88%[b]	1,666,000	46,231,500
Morgan Stanley Series A, 4.00%[a,b]	1,969,539	40,946,716
Morgan Stanley Series E, 7.13%[b]	1,690,500	48,348,300
Morgan Stanley Series G, 6.63%	1,143,360	30,859,286
Morgan Stanley Series I, 6.38%[b]	1,960,000	52,018,400
Morgan Stanley Capital Trust III, 6.25%	3,156,510	80,427,875
Morgan Stanley Capital Trust IV, 6.25%	2,235,692	56,719,506
Morgan Stanley Capital Trust V, 5.75%	1,865,611	46,976,085
Morgan Stanley Capital Trust VIII Series VIII, 6.45%	2,988,601	75,641,491
Northern Trust Corp. Series C, 5.85%[a]	784,000	20,979,840
Raymond James Financial Inc., 6.90%	1,307,863	34,867,628
State Street Corp., 6.00%[a]	2,804,784	74,523,111
State Street Corp. Series C, 5.25%[a]	1,966,050	51,510,510
State Street Corp. Series D, 5.90%[b]	2,782,006	77,005,926

		1,811,846,348
COMMERCIAL SERVICES & SUPPLIES — 0.70%
Pitney Bowes Inc., 6.70%[a]	1,508,867	40,679,054
Stericycle Inc., 5.25%	652,583	59,750,500

		100,429,554

Security	Shares	Value

CONSUMER FINANCE — 3.09%
Ally Financial Inc. Series A, 8.50%[b]	2,624,047	$67,595,451
Capital One Financial Corp. Series B, 6.00%	3,275,679	84,872,843
Capital One Financial Corp. Series C, 6.25%	2,034,405	53,667,604
Capital One Financial Corp. Series D, 6.70%	2,036,095	56,094,417
Capital One Financial Corp. Series F, 6.20%	2,030,426	53,359,595
Discover Financial Services Series B, 6.50%	2,066,517	54,700,705
HSBC Finance Corp. Series B, 6.36%[a]	2,056,536	52,791,279
Navient Corp., 6.00%	1,107,841	18,279,377

		441,361,271
DIVERSIFIED FINANCIAL SERVICES — 3.21%
Citigroup Capital XIII, 6.69%[b]	7,677,883	199,548,179
General Electric Capital Corp., 4.88%	2,891,971	74,265,815
General Electric Capital Corp., 4.88%	2,264,304	58,147,327
RBS Capital Funding Trust V Series E, 5.90%	4,343,191	106,581,907
RBS Capital Funding Trust VI Series F, 6.25%	768,889	19,345,247

		457,888,475
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.31%
Frontier Communications Corp. Series A, 11.13%	1,483,547	135,863,234
Qwest Corp., 7.00%[a]	1,836,624	47,164,504
Qwest Corp., 7.00%	1,421,366	36,927,089
Qwest Corp., 7.38%	2,275,185	57,857,955
Qwest Corp., 7.50%	2,005,850	51,470,111

		329,282,893
ELECTRIC UTILITIES — 3.24%
Duke Energy Corp., 5.13%	1,789,884	45,928,424
Entergy Arkansas Inc., 4.90%[a]	754,888	18,857,102
Entergy Arkansas Inc., 5.75%[a]	850,887	21,791,216
Entergy Louisiana LLC, 5.25%	766,234	19,615,590
FPL Group Capital Trust I, 5.88%[a]	1,070,495	27,982,739

581

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2015

Security	Shares	Value

NextEra Energy Capital Holdings Inc., 5.00%[a]	1,599,155	$39,611,069
NextEra Energy Capital Holdings Inc. Series G, 5.70%	1,425,128	36,483,277
NextEra Energy Capital Holdings Inc. Series H, 5.63%	1,262,325	32,063,055
NextEra Energy Capital Holdings Inc. Series I, 5.13%[a]	1,769,276	44,143,436
PPL Capital Funding Inc. Series B, 5.90%	1,644,716	42,433,673
SCE Trust I, 5.63%	1,675,797	42,414,422
SCE Trust II, 5.10%	1,432,278	35,176,748
SCE Trust III, 5.75%[b]	990,354	26,491,970
SCE Trust IV Series J, 5.38%[b]	1,099,230	29,855,087

		462,847,808
FOOD PRODUCTS — 1.39%
CHS Inc., 6.75%[b]	1,743,687	46,748,249
CHS Inc., 8.00%	1,095,894	33,896,001
CHS Inc. Series 1, 7.88%[a]	1,014,162	29,207,866
CHS Inc. Series 2, 7.10%[b]	1,512,920	41,257,328
CHS Inc. Series 4, 7.50%	1,741,337	47,103,166

		198,212,610
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.12%
Dynegy Inc. Series A, 5.38%	352,676	17,679,648

		17,679,648
INSURANCE — 8.85%
Aegon NV, 6.38%[a]	3,397,427	87,653,617
Aegon NV, 6.50%	1,744,015	45,100,228
Aegon NV, 8.00%	1,844,103	50,786,597
Aegon NV Series 1, 4.00%[b]	923,687	22,380,936
Aflac Inc., 5.50%[a]	1,895,336	48,975,482
Allstate Corp. (The), 5.10%[b]	1,773,018	43,775,815
Allstate Corp. (The), 5.63%[a]	1,056,296	27,410,881
Allstate Corp. (The) Series C, 6.75%	1,378,343	38,111,184
Allstate Corp. (The) Series E, 6.63%	2,568,523	71,456,310
Allstate Corp. (The) Series F, 6.25%	935,754	25,096,922
American Financial Group Inc./OH, 6.38%	865,019	22,542,395

Security	Shares	Value

AmTrust Financial Services Inc. Series D, 7.50%	689,612	$17,536,833
Arch Capital Group Ltd. Series C, 6.75%[a]	1,230,175	33,030,199
Argo Group U.S. Inc., 6.50%	614,156	15,630,270
Aspen Insurance Holdings Ltd., 5.95%[a,b]	979,798	25,268,991
Assured Guaranty Municipal Holdings Inc., 6.25%	866,391	22,040,987
Aviva PLC, 8.25%	1,477,020	39,096,719
Axis Capital Holdings Ltd. Series C, 6.88%[a]	1,483,701	39,792,861
Axis Capital Holdings Ltd. Series D, 5.50%[a]	886,351	22,406,953
Endurance Specialty Holdings Ltd. Series B, 7.50%	866,472	22,363,642
Hartford Financial Services Group Inc. (The), 7.88%[b]	2,080,022	65,728,695
MetLife Inc. Series A, 4.00%[a,b]	2,143,310	53,625,616
National General Holdings Corp. Series B, 7.50%	582,567	14,715,642
PartnerRe Ltd. Series D, 6.50%	839,885	22,886,866
PartnerRe Ltd. Series E, 7.25%[a]	1,317,463	37,639,918
PartnerRe Ltd. Series F, 5.88%[a]	989,325	25,722,450
Phoenix Companies Inc. (The), 7.45%	959,634	19,566,937
Protective Life Corp., 6.00%[a]	594,106	15,387,345
Protective Life Corp., 6.25%	1,077,668	28,288,785
Prudential Financial Inc., 5.70%[a]	2,513,103	64,938,582
Prudential Financial Inc., 5.75%	2,068,931	53,295,663
Prudential PLC, 6.50%	1,065,094	28,406,057
Prudential PLC, 6.75%	900,626	23,848,577
Reinsurance Group of America Inc., 6.20%[b]	1,472,583	42,763,810
RenaissanceRe Holdings Ltd. Series E, 5.38%[a]	1,099,251	27,415,320
Selective Insurance Group Inc., 5.88%	726,184	18,873,522

		1,263,561,607

582

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2015

Security	Shares	Value

MACHINERY — 0.48%
Stanley Black & Decker Inc., 5.75%	2,625,010	$68,014,009

		68,014,009
MARINE — 0.34%
Navios Maritime Holdings Inc., 8.63%	505,658	5,410,541
Seaspan Corp. Series C, 9.50%	1,265,355	31,608,568
Seaspan Corp. Series E, 8.25%	508,854	11,952,980

		48,972,089
MEDIA — 0.20%
Comcast Corp., 5.00%[a]	1,107,120	28,408,699

		28,408,699
METALS & MINING — 0.87%
Alcoa Inc. Series 1, 5.38%	2,251,412	74,994,534
ArcelorMittal, 6.00%	7,598,936	49,469,073

		124,463,607
MULTI-UTILITIES — 0.19%
DTE Energy Co., 6.50%	1,025,459	27,205,427

		27,205,427
OIL, GAS & CONSUMABLE FUELS — 1.01%
BreitBurn Energy Partners LP Series A, 8.25%[a]	793,266	3,982,195
GasLog Ltd. Series A, 8.75%	380,000	7,562,000
Legacy Reserves LP Series B, 8.00%[b]	709,546	4,392,090
NuStar Logistics LP, 7.63%[b]	1,433,296	29,697,893
Southwestern Energy Co. Series B, 6.25%	2,894,498	53,692,938
Teekay Offshore Partners LP Series A, 7.25%	610,288	9,428,950
Teekay Offshore Partners LP Series B, 8.50%	410,000	7,019,200
Vanguard Natural Resources LLC Series B, 7.63%[a]	699,424	6,399,730
Vanguard Natural Resources LLC Series C, 7.75%	425,385	4,049,665
WPX Energy Inc. Series A, 6.25%	586,312	18,427,786

		144,652,447

Security	Shares	Value

PHARMACEUTICALS — 3.09%
Allergan PLC Series A, 5.50%	428,987	$441,933,828

		441,933,828
REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.68%
American Capital Agency Corp., 8.00%[d]	676,301	17,157,756
American Capital Agency Corp. Series B, 7.75%[d]	681,013	16,112,768
American Tower Corp., 5.50%	1,167,560	117,923,560
Annaly Capital Management Inc. Series C, 7.63%[d]	1,107,658	25,941,350
Annaly Capital Management Inc. Series D, 7.50%[d]	1,637,998	37,936,034
Apollo Residential Mortgage Inc. Series A, 8.00%[d]	684,633	15,164,621
Boston Properties Inc., 5.25%[a,d]	848,781	21,431,720
Capstead Mortgage Corp. Series E, 7.50%[d]	658,849	15,647,664
CBL & Associates Properties Inc. Series D, 7.38%[d]	1,629,966	41,221,840
CBL & Associates Properties Inc. Series E, 6.63%[d]	726,044	18,114,798
Colony Capital Inc., 7.13%[d]	1,061,280	23,252,645
Colony Capital Inc. Series A, 8.50%[a,d]	989,251	24,701,597
Crown Castle International Corp. Series A, 4.50%	832,197	89,852,310
CYS Investments Inc. Series B, 7.50%[d]	768,580	16,985,618
DDR Corp. Series J, 6.50%[d]	808,389	20,371,403
DDR Corp. Series K, 6.25%[d]	733,120	18,328,000
Digital Realty Trust Inc. Series E, 7.00%[d]	1,050,275	27,128,603
Digital Realty Trust Inc. Series F, 6.63%[d]	709,440	18,558,950
Digital Realty Trust Inc. Series G, 5.88%[a,d]	948,917	23,665,990
Digital Realty Trust Inc. Series H, 7.38%[a,d]	1,307,029	35,159,080
Digital Realty Trust Inc. Series I, 6.35%[a]	837,000	21,494,160
Equity Commonwealth, 5.75%	692,905	16,983,101
Equity Commonwealth Series E, 7.25%[d]	1,011,958	25,896,005

583

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2015

Security	Shares	Value

General Growth Properties Inc. Series A, 6.38%[d]	934,071	$23,164,961
Hatteras Financial Corp. Series A, 7.63%[d]	1,067,206	25,004,637
Hospitality Properties Trust Series D, 7.13%[d]	1,060,595	27,416,381
Invesco Mortgage Capital Inc. Series A, 7.75%[d]	151,098	3,239,541
Invesco Mortgage Capital Inc. Series B, 7.75%[b,d]	633,117	13,757,632
Kimco Realty Corp. Series I, 6.00%[d]	1,442,663	37,321,692
Kimco Realty Corp. Series J, 5.50%[d]	860,283	21,231,784
Kimco Realty Corp. Series K, 5.63%[d]	695,584	17,445,247
MFA Financial Inc. Series B, 7.50%[a,d]	777,743	18,479,174
National Retail Properties Inc. Series D, 6.63%[d]	1,077,700	28,084,862
National Retail Properties Inc. Series E, 5.70%[d]	1,096,111	27,194,514
NorthStar Realty Finance Corp. Series B, 8.25%[d]	1,269,893	29,194,840
NorthStar Realty Finance Corp. Series C, 8.88%[d]	518,493	12,288,284
NorthStar Realty Finance Corp. Series E, 8.75%[d]	933,060	21,973,563
PS Business Parks Inc. Series S, 6.45%[d]	864,945	22,774,002
PS Business Parks Inc. Series T, 6.00%[d]	1,261,814	32,226,729
PS Business Parks Inc. Series U, 5.75%[d]	871,736	21,880,574
Public Storage Series A, 5.88%[d]	725,922	19,200,637
Public Storage Series Q, 6.50%[a,d]	1,343,829	34,146,695
Public Storage Series R, 6.35%[d]	1,715,831	44,319,915
Public Storage Series S, 5.90%[d]	1,627,953	42,131,424
Public Storage Series T, 5.75%[d]	1,636,401	42,137,326
Public Storage Series U, 5.63%[d]	1,056,097	27,004,400

Security	Shares	Value

Public Storage Series V, 5.38%[d]	1,747,378	$44,470,770
Public Storage Series W, 5.20%[d]	1,766,362	44,141,386
Public Storage Series X, 5.20%[a,d]	849,882	21,374,532
Public Storage Series Y, 6.38%[d]	1,040,917	28,708,491
Public Storage Series Z, 6.00%[a,d]	1,052,166	28,303,265
Realty Income Corp. Series F, 6.63%[d]	1,452,185	38,468,381
Resource Capital Corp., 8.63%[b,d]	506,181	9,258,050
Senior Housing Properties Trust, 5.63%	1,305,505	33,133,717
SL Green Realty Corp. Series I, 6.50%[d]	867,685	22,091,260
Taubman Centers Inc. Series K, 6.25%[d]	665,834	16,978,767
Ventas Realty LP/Ventas Capital Corp., 5.45%	964,561	25,184,688
VEREIT Inc. Series F, 6.70%[d]	3,698,430	90,981,378
Vornado Realty Trust Series J, 6.88%[d]	921,077	23,561,150
Vornado Realty Trust Series K, 5.70%[d]	1,099,267	27,767,484
Vornado Realty Trust Series L, 5.40%[d]	1,102,473	26,790,094
Wells Fargo Real Estate Investment Corp. Series A, 6.38%	1,116,994	29,231,733
Welltower Inc., 6.50%[d]	1,249,301	76,094,924
Welltower Inc., 6.50%[d]	1,049,959	27,130,941
Weyerhaeuser Co. Series A, 6.38%	1,199,414	60,306,536

		1,954,625,934
THRIFTS & MORTGAGE FINANCE — 0.22%
Astoria Financial Corp. Series C, 6.50%	608,489	16,064,110
EverBank Financial Corp., 6.75%[a]	602,977	15,375,913

		31,440,023

584

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2015

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 1.41%
T-Mobile U.S. Inc., 5.50%	1,512,810	$102,432,365
Telephone & Data Systems Inc., 5.88%[a]	759,087	18,719,085
Telephone & Data Systems Inc., 6.88%	849,550	21,400,165
Telephone & Data Systems Inc., 7.00%	1,092,144	27,456,500
U.S. Cellular Corp., 6.95%[a]	1,240,979	31,322,310

		201,330,425

TOTAL PREFERRED STOCKS
(Cost: $14,174,536,305)		14,135,887,671

SHORT-TERM INVESTMENTS — 1.26%

MONEY MARKET FUNDS — 1.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%c,e,f,	68,245,281	68,245,281
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,e,f]	3,424,599	3,424,599
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%c,e,	107,635,883	107,635,883

		179,305,763

TOTAL SHORT-TERM INVESTMENTS
(Cost: $179,305,763)		179,305,763

TOTAL INVESTMENTS IN SECURITIES — 100.22%
(Cost: $14,353,842,068)		14,315,193,434
Other Assets, Less Liabilities — (0.22)%		(30,801,166)

NET ASSETS — 100.00%		$14,284,392,268

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Affiliated issuer. See Note 2.
[d]	Non-income earning security.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

585

Schedule of Investments (Unaudited)

iSHARES® U.S. REAL ESTATE ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.43%

DIVERSIFIED REAL ESTATE ACTIVITIES — 0.37%
Alexander & Baldwin Inc.	238,660	$8,427,084
RMR Group Inc. (The)[a]	26,978	388,753
St. Joe Co. (The)[a,b]	409,496	7,579,771

		16,395,608
DIVERSIFIED REITS — 4.43%
Cousins Properties Inc.[a]	1,059,343	9,989,604
Duke Realty Corp.	1,795,090	37,732,792
Lexington Realty Trust[a]	1,100,252	8,802,016
Liberty Property Trust[a]	768,836	23,872,358
NorthStar Realty Finance Corp.[a]	981,306	16,711,641
Spirit Realty Capital Inc.	2,296,785	23,013,786
VEREIT Inc.	4,705,039	37,263,909
Washington REIT[a]	354,175	9,583,975
WP Carey Inc.	504,950	29,792,050

		196,762,131
HEALTH CARE REITS — 9.54%
Care Capital Properties Inc.	435,218	13,304,614
HCP Inc.[a]	2,417,907	92,460,764
Healthcare Realty Trust Inc.[a]	522,673	14,802,099
Healthcare Trust of America Inc. Class A	659,726	17,792,810
Medical Properties Trust Inc.	1,235,215	14,217,325
Omega Healthcare Investors Inc.[a]	856,019	29,943,545
Senior Housing Properties Trust	1,233,155	18,300,020
Ventas Inc.[a]	1,731,296	97,697,033
Welltower Inc.[a]	1,839,937	125,170,914

		423,689,124
HOTEL & RESORT REITS — 4.10%
Apple Hospitality REIT Inc.[a]	810,762	16,190,917
DiamondRock Hospitality Co.[a]	1,042,693	10,061,987
Hospitality Properties Trust[a]	787,459	20,592,053
Host Hotels & Resorts Inc.[a]	3,907,817	59,945,913
LaSalle Hotel Properties[a]	586,491	14,756,114
Pebblebrook Hotel Trust[a]	373,289	10,459,558
RLJ Lodging Trust	652,949	14,123,287
Ryman Hospitality Properties Inc.[a]	266,343	13,753,952
Sunstone Hotel Investors Inc.[a]	1,082,383	13,518,964
Xenia Hotels & Resorts Inc.[a]	580,143	8,893,592

		182,296,337

Security	Shares	Value

INDUSTRIAL REITS — 3.23%
DCT Industrial Trust Inc.[a]	458,695	$17,141,432
EastGroup Properties Inc.[a]	167,072	9,290,874
Prologis Inc.	2,726,090	117,003,783

		143,436,089
MORTGAGE REITS — 4.70%
American Capital Agency Corp.[a]	1,801,478	31,237,628
Annaly Capital Management Inc.[a]	4,928,015	46,224,781
Blackstone Mortgage Trust Inc. Class Aa	484,116	12,954,944
Chimera Investment Corp.[a]	981,644	13,389,624
Colony Capital Inc.[a]	583,001	11,356,859
CYS Investments Inc.[a]	804,513	5,736,178
Hatteras Financial Corp.[a]	502,841	6,612,359
Invesco Mortgage Capital Inc.	620,599	7,689,222
MFA Financial Inc.	1,923,926	12,697,912
New Residential Investment Corp.[a]	1,196,832	14,553,477
Redwood Trust Inc.[a]	439,148	5,796,754
Starwood Property Trust Inc.	1,236,344	25,419,233
Two Harbors Investment Corp.	1,890,575	15,313,657

		208,982,628
OFFICE REITS — 10.97%
Alexandria Real Estate Equities Inc.	376,953	34,061,473
BioMed Realty Trust Inc.[a]	1,050,982	24,897,763
Boston Properties Inc.	798,502	101,840,945
Brandywine Realty Trust	909,944	12,429,835
Columbia Property Trust Inc.[a]	645,885	15,165,380
Corporate Office Properties Trust[a]	491,013	10,718,814
Douglas Emmett Inc.	725,655	22,625,923
Equity Commonwealth[b]	656,123	18,194,291
Highwoods Properties Inc.[a]	496,095	21,629,742
Kilroy Realty Corp.[a]	479,267	30,328,016
Mack-Cali Realty Corp.[a]	463,886	10,831,738
NorthStar Realty Europe Corp.[a]	326,309	3,853,709
Paramount Group Inc.[a]	870,216	15,750,910
Piedmont Office Realty Trust Inc. Class Aa	755,678	14,267,201
SL Green Realty Corp.	518,373	58,565,781
Vornado Realty Trust[a]	921,477	92,110,841

		487,272,362

586

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. REAL ESTATE ETF

December 31, 2015

Security	Shares	Value

REAL ESTATE DEVELOPMENT — 0.47%
Howard Hughes Corp. (The)[a,b]	186,031	$21,051,268

		21,051,268
REAL ESTATE OPERATING COMPANIES — 0.55%
Forest City Enterprises Inc. Class Ab	1,112,048	24,387,213

		24,387,213
REAL ESTATE SERVICES — 2.65%
CBRE Group Inc. Class Ab	1,511,542	52,269,122
Jones Lang LaSalle Inc.	234,161	37,432,978
Realogy Holdings Corp.[b]	763,020	27,979,943

		117,682,043
RESIDENTIAL REITS — 14.06%
American Campus Communities Inc.[a]	584,455	24,161,370
American Homes 4 Rent Class Aa	810,395	13,501,181
Apartment Investment & Management Co. Class A	813,379	32,559,561
AvalonBay Communities Inc.[a]	711,673	131,040,349
Camden Property Trust	451,633	34,667,349
Equity Lifestyle Properties Inc.	416,546	27,771,122
Equity Residential[a]	1,893,915	154,524,525
Essex Property Trust Inc.[a]	343,343	82,199,748
Mid-America Apartment Communities Inc.	391,914	35,589,710
Post Properties Inc.	281,093	16,629,462
Sun Communities Inc.[a]	300,127	20,567,703
UDR Inc.	1,362,263	51,180,221

		624,392,301
RETAIL REITS — 19.38%
Brixmor Property Group Inc.[a]	885,330	22,859,221
CBL & Associates Properties Inc.	788,193	9,749,947
DDR Corp.[a]	1,582,295	26,645,848
Federal Realty Investment Trust[a]	360,941	52,733,480
General Growth Properties Inc.	3,027,456	82,377,078
Kimco Realty Corp.	2,148,899	56,859,867
Kite Realty Group Trust	432,788	11,222,193
Macerich Co. (The)[a]	699,707	56,459,358
National Retail Properties Inc.[a]	708,213	28,363,931
Realty Income Corp.[a]	1,297,737	67,002,161
Regency Centers Corp.	489,567	33,349,304
Retail Properties of America Inc. Class A	1,232,102	18,198,147

Security	Shares	Value

Simon Property Group Inc.	1,608,742	$312,803,794
Tanger Factory Outlet Centers Inc.[a]	491,985	16,087,909
Taubman Centers Inc.	312,769	23,995,638
Urban Edge Properties[a]	479,635	11,247,441
Weingarten Realty Investors	593,529	20,524,233
WP GLIMCHER Inc.	962,589	10,213,069

		860,692,619
SPECIALIZED REITS — 24.98%
American Tower Corp.[a]	2,202,302	213,513,179
Communications Sales & Leasing Inc./CSL Capital LLC[b]	625,592	11,692,314
Corrections Corp. of America[a]	608,751	16,125,814
Crown Castle International Corp.	1,735,385	150,024,033
CubeSmart	897,378	27,477,714
Digital Realty Trust Inc.[a]	760,872	57,537,141
DuPont Fabros Technology Inc.[a]	339,736	10,800,207
EPR Properties[a]	310,302	18,137,152
Equinix Inc.[a]	322,213	97,437,211
Extra Space Storage Inc.	641,885	56,620,676
Four Corners Property Trust Inc.[b]	200,087	4,834,102
Gaming and Leisure Properties Inc.[a]	478,573	13,304,329
GEO Group Inc. (The)[a]	383,113	11,075,797
Iron Mountain Inc.[a]	999,455	26,995,280
Lamar Advertising Co. Class Aa	426,517	25,582,490
Outfront Media Inc.	716,293	15,636,676
Plum Creek Timber Co. Inc.	902,585	43,071,356
Potlatch Corp.[a]	211,373	6,391,920
Public Storage	765,265	189,556,141
Rayonier Inc.[a]	642,695	14,267,829
Sovran Self Storage Inc.	187,800	20,152,818
Weyerhaeuser Co.[a]	2,653,946	79,565,301

		1,109,799,480

TOTAL COMMON STOCKS (Cost: $4,851,066,471)		4,416,839,203

587

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. REAL ESTATE ETF

December 31, 2015

Security	Shares	Value

SHORT-TERM INVESTMENTS — 9.38%

MONEY MARKET FUNDS — 9.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	394,423,581	$394,423,581
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	19,792,467	19,792,467
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	2,688,079	2,688,079

		416,904,127

TOTAL SHORT-TERM INVESTMENTS
(Cost: $416,904,127)		416,904,127

TOTAL INVESTMENTS IN SECURITIES — 108.81%
(Cost: $5,267,970,598)		4,833,743,330
Other Assets, Less Liabilities — (8.81)%		(391,405,707)

NET ASSETS — 100.00%		$4,442,337,623

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

588

Schedule of Investments (Unaudited)

iSHARES® U.S. REGIONAL BANKS ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.74%

DIVERSIFIED BANKS — 19.17%
Comerica Inc.	290,155	$12,137,184
U.S. Bancorp.	2,699,417	115,184,123

		127,321,307

REGIONAL BANKS — 77.67%
Associated Banc-Corp.	246,802	4,627,537
BancorpSouth Inc.	138,875	3,331,611
Bank of Hawaii Corp.	71,075	4,470,617
BankUnited Inc.	169,961	6,128,794
BB&T Corp.	1,280,816	48,427,653
BOK Financial Corp.	34,462	2,060,483
Cathay General Bancorp.	123,678	3,874,832
Citizens Financial Group Inc.	866,250	22,687,087
Commerce Bancshares Inc.	137,610	5,853,929
Cullen/Frost Bankers Inc.	90,037	5,402,220
East West Bancorp. Inc.	236,250	9,818,550
F.N.B. Corp.	287,926	3,840,933
Fifth Third Bancorp.	1,304,097	26,212,350
First Financial Bankshares Inc.[a]	108,314	3,267,833
First Horizon National Corp.	392,923	5,705,242
First Niagara Financial Group Inc.	582,472	6,319,821
First Republic Bank/CA	234,080	15,463,325
FirstMerit Corp.	272,141	5,075,430
Fulton Financial Corp.	285,716	3,717,165
Glacier Bancorp. Inc.	124,915	3,313,995
Hancock Holding Co.	127,069	3,198,327
Huntington Bancshares Inc./OH	1,307,919	14,465,584
IBERIABANK Corp.	55,376	3,049,556
International Bancshares Corp.	91,535	2,352,450
Investors Bancorp. Inc.	589,161	7,329,163
KeyCorp	1,371,468	18,089,663
M&T Bank Corp.	262,661	31,829,260
MB Financial Inc.	113,719	3,681,084
PacWest Bancorp.	185,500	7,995,050
People’s United Financial Inc.	509,327	8,225,631
PNC Financial Services Group Inc. (The)[b]	833,693	79,459,280
Popular Inc.	170,063	4,819,585
PrivateBancorp. Inc.	129,783	5,323,699
Prosperity Bancshares Inc.	108,074	5,172,422
Regions Financial Corp.	2,143,260	20,575,296
Signature Bank[c]	82,602	12,668,669
SunTrust Banks Inc.	836,660	35,842,514

Security	Shares	Value

SVB Financial Group[c]	84,539	$10,051,687
Synovus Financial Corp.	214,413	6,942,693
TCF Financial Corp.	278,330	3,930,020
Texas Capital Bancshares Inc.[c]	75,265	3,719,596
Trustmark Corp.	110,914	2,555,459
UMB Financial Corp.	68,791	3,202,221
Umpqua Holdings Corp.	361,543	5,748,534
United Bankshares Inc./WVa	106,274	3,931,075
Valley National Bancorp.	366,773	3,612,714
Webster Financial Corp.	150,513	5,597,578
Wintrust Financial Corp.	79,407	3,852,828
Zions Bancorp.	335,376	9,155,765

		515,976,810
THRIFTS & MORTGAGE FINANCE — 2.90%
Capitol Federal Financial Inc.	207,124	2,601,477
New York Community Bancorp. Inc.	796,158	12,993,299
Washington Federal Inc.	152,747	3,639,961

		19,234,737

TOTAL COMMON STOCKS
(Cost: $664,831,070)		662,532,854

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[b,d,e]	305,115	305,115
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[b,d,e]	15,311	15,311
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[b,d]	539,621	539,621

		860,047

TOTAL SHORT-TERM INVESTMENTS
(Cost: $860,047)		860,047

TOTAL INVESTMENTS IN SECURITIES — 99.87%
(Cost: $665,691,117)		663,392,901
Other Assets, Less Liabilities — 0.13%		885,428

NET ASSETS — 100.00%		$664,278,329

589

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. REGIONAL BANKS ETF

December 31, 2015

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

590

Schedule of Investments (Unaudited)

iSHARES® U.S. TELECOMMUNICATIONS ETF

December 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.77%

COMMUNICATIONS EQUIPMENT — 2.96%
Ruckus Wireless Inc.[a,b]	1,708,930	$18,302,640

		18,302,640
DIVERSIFIED TELECOMMUNICATION SERVICES — 66.71%
8x8 Inc.[a]	1,716,368	19,652,414
AT&T Inc.	2,041,332	70,242,234
Atlantic Tele-Network Inc.	235,767	18,444,052
CenturyLink Inc.	1,372,784	34,539,245
Cincinnati Bell Inc.[a]	4,849,603	17,458,571
Consolidated Communications Holdings Inc.	900,725	18,870,189
Frontier Communications Corp.[b]	5,896,376	27,536,076
General Communication Inc. Class Aa	819,901	16,217,642
Globalstar Inc.[a,b]	8,879,511	12,786,496
inContact Inc.[a,b]	1,763,973	16,828,302
Iridium Communications Inc.[a,b]	2,160,147	18,166,836
Level 3 Communications Inc.[a,b]	695,882	37,828,146
Verizon Communications Inc.	1,470,538	67,968,266
Vonage Holdings Corp.[a]	3,253,502	18,675,102
Windstream Holdings Inc.[b]	2,711,652	17,463,039

		412,676,610
WIRELESS TELECOMMUNICATION SERVICES — 30.10%
Leap Wireless International Inc.[a]	692,354	1,744,732
NII Holdings Inc.[a,b]	3,259,695	16,461,460
SBA Communications Corp. Class Aa,b	337,562	35,467,639
Shenandoah Telecommunications Co.	415,081	17,869,237
Spok Holdings Inc.	854,247	15,649,805
Sprint Corp.[a,b]	6,619,804	23,963,690
T-Mobile U.S. Inc.[a,b]	918,773	35,942,400
Telephone & Data Systems Inc.	880,347	22,792,184
U.S. Cellular Corp.[a]	399,922	16,320,817

		186,211,964

TOTAL COMMON STOCKS
(Cost: $671,122,143)		617,191,214

Security	Shares	Value

SHORT-TERM INVESTMENTS — 12.59%

MONEY MARKET FUNDS — 12.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.38%[c,d,e]	73,189,503	$73,189,503
BlackRock Cash Funds: Prime, SL Agency Shares
0.36%[c,d,e]	3,672,703	3,672,703
BlackRock Cash Funds: Treasury, SL Agency Shares
0.18%[c,d]	1,000,540	1,000,540

		77,862,746

TOTAL SHORT-TERM INVESTMENTS
(Cost: $77,862,746)		77,862,746

TOTAL INVESTMENTS IN SECURITIES — 112.36%
(Cost: $748,984,889)		695,053,960
Other Assets, Less Liabilities — (12.36)%		(76,449,363)

NET ASSETS — 100.00%		$618,604,597

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

591

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	iShares ETF

Asia 50	North American Tech [d]

Core S&P 500	North American Tech-Multimedia Networking [d]

Core S&P Mid-Cap	North American Tech-Software [d]

Core S&P Small-Cap	PHLX Semiconductor [d]

Core S&P Total U.S. Stock Market	Residential Real Estate Capped [c]

Core U.S. Growth	Russell 1000

Core U.S. Value	Russell 1000 Growth

Currency Hedged JPX-Nikkei 400 [a]	Russell 1000 Value

Emerging Markets Infrastructure	Russell 2000

Europe	Russell 2000 Growth

Global 100	Russell 2000 Value

Global Clean Energy	Russell 3000

Global Consumer Discretionary	Russell Mid-Cap

Global Consumer Staples	Russell Mid-Cap Growth

Global Energy	Russell Mid-Cap Value

Global Financials	Russell Top 200

Global Healthcare	Russell Top 200 Growth

Global Industrials	Russell Top 200 Value

Global Infrastructure	S&P 100

Global Materials	S&P 500 Growth

Global Tech	S&P 500 Value

Global Telecom	S&P Mid-Cap 400 Growth

Global Timber & Forestry	S&P Mid-Cap 400 Value

Global Utilities	S&P Small-Cap 600 Growth

iBonds Sep 2016 AMT-Free Muni Bond	S&P Small-Cap 600 Value

iBonds Sep 2017 AMT-Free Muni Bond	U.S. Aerospace & Defense [c]

iBonds Sep 2018 AMT-Free Muni Bond	U.S. Broker-Dealers & Securities Exchanges [c,e]

iBonds Sep 2019 AMT-Free Muni Bond	U.S. Healthcare Providers [c]

iBonds Sep 2020 AMT-Free Muni Bond	U.S. Home Construction [c]

India 50	U.S. Insurance [c]

International Developed Property	U.S. Medical Devices [c]

International Preferred Stock	U.S. Oil & Gas Exploration & Production [c]

JPX-Nikkei 400 [b]	U.S. Oil Equipment & Services [c]

592

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	iShares ETF

Latin America 40	U.S. Pharmaceuticals [c]

Micro-Cap	U.S.Preferred Stock

Mortgage Real Estate Capped [c]	U.S. Real Estate [c]

Nasdaq Biotechnology	U.S. Regional Banks [c]

North American Natural Resources [d]	U.S. Telecommunications [c]

[a]	The Fund commenced operations on September 29, 2015.
[b]	Formerly the iShares Japan Large-Cap ETF.
[c]	The Fund’s fiscal year-end changed from April 30 to March 31.
[d]	The Fund’s fiscal year-end changed from July 31 to March 31.
[e]	Formerly the iShares U.S. Brokers-Dealers ETF.

The iShares India 50 ETF carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests in Indian securities included in the Fund’s underlying index. The accompanying schedule of investments is consolidated and includes the securities held by the Fund’s Subsidiary.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

593

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

594

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of December 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Asia 50
Investments:
Assets:
Common Stocks	$327,462,756	$—	$—	$327,462,756
Money Market Funds	973,040	—	—	973,040

Total	$328,435,796	$—	$—	$328,435,796

Core S&P 500
Investments:
Assets:
Common Stocks	$70,149,235,344	$—	$—	$70,149,235,344
Money Market Funds	895,938,102	—	—	895,938,102

Total	$71,045,173,446	$—	$—	$71,045,173,446

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$634,200	$—	$—	$634,200

Total	$634,200	$—	$—	$634,200

Core S&P Mid-Cap
Investments:
Assets:
Common Stocks	$26,500,878,592	$—	$—	$26,500,878,592
Money Market Funds	1,810,617,719	—	—	1,810,617,719

Total	$28,311,496,311	$—	$—	$28,311,496,311

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(312,429)	$—	$—	$(312,429)

Total	$(312,429)	$—	$—	$(312,429)

Core S&P Small-Cap
Investments:
Assets:
Common Stocks	$16,970,973,207	$—	$3,490	$16,970,976,697
Money Market Funds	1,776,802,296	—	—	1,776,802,296

Total	$18,747,775,503	$—	$3,490	$18,747,778,993

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(261,529)	$—	$—	$(261,529)

Total	$(261,529)	$—	$—	$(261,529)

595

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2		Level 3	Total
Core S&P Total U.S. Stock Market
Investments:
Assets:
Common Stocks	$2,959,727,359	$—		$7	$2,959,727,366
Money Market Funds	76,934,602	—		—	76,934,602

Total	$3,036,661,961	$—		$7	$3,036,661,968

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(1,950)	$—		$—	$(1,950)

Total	$(1,950)	$—		$—	$(1,950)

Core U.S. Growth
Investments:
Assets:
Common Stocks	$1,315,832,249	$1,845		$1,608	$1,315,835,702
Warrants	—	0	[b]	—	0 [b]
Money Market Funds	58,020,611	—		—	58,020,611

Total	$1,373,852,860	$1,845		$1,608	$1,373,856,313

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(3,389)	$—		$—	$(3,389)

Total	$(3,389)	$—		$—	$(3,389)

Core U.S. Value
Investments:
Assets:
Common Stocks	$896,028,877	$2,235		$6,240	$896,037,352
Warrants	—	0	[b]	—	0 [b]
Money Market Funds	18,982,331	—		—	18,982,331

Total	$915,011,208	$2,235		$6,240	$915,019,683

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$5,932	$—		$—	$5,932

Total	$5,932	$—		$—	$5,932

Currency Hedged JPX-Nikkei 400
Investments:
Assets:
Investment Companies	$6,540,022	$—		$—	$6,540,022
Money Market Funds	2,891	—		—	2,891

Total	$6,542,913	$—		$—	$6,542,913

596

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$17,303	$—	$17,303
Liabilities:
Forward Currency Contracts	—	(132,973)	—	(132,973)

Total	$—	$(115,670)	$—	$(115,670)

Emerging Markets Infrastructure
Investments:
Assets:
Common Stocks	$49,130,809	$—	$—	$49,130,809
Money Market Funds	298,097	—	—	298,097

Total	$49,428,906	$—	$—	$49,428,906

Europe
Investments:
Assets:
Common Stocks	$2,723,349,439	$—	$2	$2,723,349,441
Preferred Stocks	23,339,689	—	—	23,339,689
Rights	187,474	4	—	187,478
Money Market Funds	17,687,790	—	—	17,687,790

Total	$2,764,564,392	$4	$2	$2,764,564,398

Global 100
Investments:
Assets:
Common Stocks	$1,678,475,446	$—	$—	$1,678,475,446
Rights	94,268	—	—	94,268
Money Market Funds	3,908,423	—	—	3,908,423

Total	$1,682,478,137	$—	$—	$1,682,478,137

Global Clean Energy
Investments:
Assets:
Common Stocks	$77,838,886	$—	$—	$77,838,886
Preferred Stocks	3,146,988	—	—	3,146,988
Rights	—	16,312	—	16,312
Money Market Funds	19,659,788	—	—	19,659,788

Total	$100,645,662	$16,312	$—	$100,661,974

Global Consumer Discretionary
Investments:
Assets:
Common Stocks	$465,469,334	$479,639	$—	$465,948,973
Preferred Stocks	6,261,440	—	—	6,261,440
Money Market Funds	12,313,341	—	—	12,313,341

Total	$484,044,115	$479,639	$—	$484,523,754

597

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Global Consumer Staples
Investments:
Assets:
Common Stocks	$641,379,824	$—	$—	$641,379,824
Preferred Stocks	3,890,756	—	—	3,890,756
Money Market Funds	1,379,998	—	—	1,379,998

Total	$646,650,578	$—	$—	$646,650,578

Global Energy
Investments:
Assets:
Common Stocks	$839,145,310	$—	$—	$839,145,310
Preferred Stocks	3,009,051	—	—	3,009,051
Rights	219,403	—	—	219,403
Money Market Funds	7,657,432	—	—	7,657,432

Total	$850,031,196	$—	$—	$850,031,196

Global Financials
Investments:
Assets:
Common Stocks	$245,932,184	$—	$1	$245,932,185
Preferred Stocks	1,597,239	—	—	1,597,239
Rights	—	1	—	1
Money Market Funds	3,520,731	—	—	3,520,731

Total	$251,050,154	$1	$1	$251,050,156

Global Healthcare
Investments:
Assets:
Common Stocks	$1,529,699,942	$—	$—	$1,529,699,942
Money Market Funds	23,995,726	—	—	23,995,726

Total	$1,553,695,668	$—	$—	$1,553,695,668

Global Industrials
Investments:
Assets:
Common Stocks	$189,787,608	$48,752	$—	$189,836,360
Money Market Funds	1,005,006	—	—	1,005,006

Total	$190,792,614	$48,752	$—	$190,841,366

Global Infrastructure
Investments:
Assets:
Common Stocks	$1,014,260,408	$3,406,470	$—	$1,017,666,878
Money Market Funds	4,706,455	—	—	4,706,455

Total	$1,018,966,863	$3,406,470	$—	$1,022,373,333

598

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Global Materials
Investments:
Assets:
Common Stocks	$175,072,463	$—	$—	$175,072,463
Preferred Stocks	813,782	—	—	813,782
Money Market Funds	1,959,634	—	—	1,959,634

Total	$177,845,879	$—	$—	$177,845,879

Global Tech
Investments:
Assets:
Common Stocks	$908,694,222	$—	$—	$908,694,222
Money Market Funds	6,121,938	—	—	6,121,938

Total	$914,816,160	$—	$—	$914,816,160

Global Telecom
Investments:
Assets:
Common Stocks	$365,369,350	$—	$—	$365,369,350
Preferred Stocks	1,955,537	—	—	1,955,537
Money Market Funds	271,180	—	—	271,180

Total	$367,596,067	$—	$—	$367,596,067

Global Timber & Forestry
Investments:
Assets:
Common Stocks	$214,249,476	$—	$—	$214,249,476
Preferred Stocks	8,002,745	—	—	8,002,745
Money Market Funds	1,592,770	—	—	1,592,770

Total	$223,844,991	$—	$—	$223,844,991

Global Utilities
Investments:
Assets:
Common Stocks	$160,565,970	$—	$—	$160,565,970
Preferred Stocks	180,785	—	—	180,785
Money Market Funds	166,973	—	—	166,973

Total	$160,913,728	$—	$—	$160,913,728

iBonds Sep 2016 AMT-Free Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$136,170,919	$—	$136,170,919
Money Market Funds	87,921	—	—	87,921

Total	$87,921	$136,170,919	$—	$136,258,840

599

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
iBonds Sep 2017 AMT-Free Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$174,857,363	$—	$174,857,363
Money Market Funds	85,742	—	—	85,742

Total	$85,742	$174,857,363	$—	$174,943,105

iBonds Sep 2018 AMT-Free Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$102,699,788	$—	$102,699,788
Money Market Funds	139,098	—	—	139,098

Total	$139,098	$102,699,788	$—	$102,838,886

iBonds Sep 2019 AMT-Free Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$80,207,087	$—	$80,207,087
Money Market Funds	43,809	—	—	43,809

Total	$43,809	$80,207,087	$—	$80,250,896

iBonds Sep 2020 AMT-Free Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$65,251,393	$—	$65,251,393
Money Market Funds	62,165	—	—	62,165

Total	$62,165	$65,251,393	$—	$65,313,558

India 50
Investments:
Assets:
Common Stocks	$784,967,234	$—	$—	$784,967,234
Money Market Funds	561,979	—	—	561,979

Total	$785,529,213	$—	$—	$785,529,213

International Developed Property
Investments:
Assets:
Common Stocks	$140,765,479	$—	$2	$140,765,481
Rights	—	672	—	672
Money Market Funds	2,851,351	—	—	2,851,351

Total	$143,616,830	$672	$2	$143,617,504

International Preferred Stock
Investments:
Assets:
Preferred Stocks	$28,289,426	$—	$—	$28,289,426
Money Market Funds	11,223	—	—	11,223

Total	$28,300,649	$—	$—	$28,300,649

600

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3		Total
JPX-Nikkei 400
Investments:
Assets:
Common Stocks	$127,288,241	$—	$—		$127,288,241
Money Market Funds	327,011	—	—		327,011

Total	$127,615,252	$—	$—		$127,615,252

Latin America 40
Investments:
Assets:
Common Stocks	$450,768,143	$—	$—		$450,768,143
Preferred Stocks	100,716,503	—	—		100,716,503
Money Market Funds	19,990,603	—	—		19,990,603

Total	$571,475,249	$—	$—		$571,475,249

Micro-Cap
Investments:
Assets:
Common Stocks	$804,353,051	$134,910	$400,457		$804,888,418
Rights	—	—	0	[b]	0 [b]
Money Market Funds	178,084,234	—	—		178,084,234

Total	$982,437,285	$134,910	$400,457		$982,972,652

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(6,520)	$—	$—		$(6,520)

Total	$(6,520)	$—	$—		$(6,520)

Mortgage Real Estate Capped
Investments:
Assets:
Common Stocks	$805,020,796	$—	$—		$805,020,796
Money Market Funds	126,654,723	—	—		126,654,723

Total	$931,675,519	$—	$—		$931,675,519

Nasdaq Biotechnology
Investments:
Assets:
Common Stocks	$8,114,646,135	$—	$—		$8,114,646,135
Money Market Funds	1,267,449,394	—	—		1,267,449,394

Total	$9,382,095,529	$—	$—		$9,382,095,529

North American Natural Resources
Investments:
Assets:
Common Stocks	$1,138,047,288	$—	$—		$1,138,047,288
Money Market Funds	41,557,937	—	—		41,557,937

Total	$1,179,605,225	$—	$—		$1,179,605,225

601

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
North American Tech
Investments:
Assets:
Common Stocks	$955,785,495	$—	$—	$955,785,495
Money Market Funds	36,630,657	—	—	36,630,657

Total	$992,416,152	$—	$—	$992,416,152

North American Tech-Multimedia Networking
Investments:
Assets:
Common Stocks	$143,592,658	$—	$—	$143,592,658
Money Market Funds	11,483,352	—	—	11,483,352

Total	$155,076,010	$—	$—	$155,076,010

North American Tech-Software
Investments:
Assets:
Common Stocks	$1,057,678,523	$—	$—	$1,057,678,523
Money Market Funds	93,704,363	—	—	93,704,363

Total	$1,151,382,886	$—	$—	$1,151,382,886

PHLX Semiconductor
Investments:
Assets:
Common Stocks	$394,626,094	$—	$—	$394,626,094
Money Market Funds	17,885,589	—	—	17,885,589

Total	$412,511,683	$—	$—	$412,511,683

Residential Real Estate Capped
Investments:
Assets:
Common Stocks	$328,611,494	$—	$—	$328,611,494
Money Market Funds	8,070,390	—	—	8,070,390

Total	$336,681,884	$—	$—	$336,681,884

Russell 1000
Investments:
Assets:
Common Stocks	$15,028,419,497	$—	$—	$15,028,419,497
Money Market Funds	423,917,877	—	—	423,917,877

Total	$15,452,337,374	$—	$—	$15,452,337,374

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$1,823	$—	$—	$1,823
Liabilities:
Futures Contracts	(10,661)	—	—	(10,661)

Total	$(8,838)	$—	$—	$(8,838)

602

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2		Level 3	Total
Russell 1000 Growth
Investments:
Assets:
Common Stocks	$31,522,000,810	$—		$—	$31,522,000,810
Money Market Funds	1,000,696,422	—		—	1,000,696,422

Total	$32,522,697,232	$—		$—	$32,522,697,232

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$150,266	$—		$—	$150,266

Total	$150,266	$—		$—	$150,266

Russell 1000 Value
Investments:
Assets:
Common Stocks	$27,297,578,883	$—		$—	$27,297,578,883
Money Market Funds	350,205,322	—		—	350,205,322

Total	$27,647,784,205	$—		$—	$27,647,784,205

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(145,564)	$—		$—	$(145,564)

Total	$(145,564)	$—		$—	$(145,564)

Russell 2000
Investments:
Assets:
Common Stocks	$26,827,937,426	$895,753		$2,403,108	$26,831,236,287
Warrants	—	3		—	3
Money Market Funds	4,662,150,818	—		—	4,662,150,818

Total	$31,490,088,244	$895,756		$2,403,108	$31,493,387,108

Liabilities:
Short Positions	$(80,172)	$—		$—	$(80,172)
Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(500,064)	$—		$—	$(500,064)

Total	$(500,064)	$—		$—	$(500,064)

Russell 2000 Growth
Investments:
Assets:
Common Stocks	$6,722,365,859	$212,593		$224,074	$6,722,802,526
Warrants	—	0	[b]	—	0 [b]
Money Market Funds	1,698,792,538	—		—	1,698,792,538

Total	$8,421,158,397	$212,593		$224,074	$8,421,595,064

603

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2		Level 3	Total
Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(1,699)	$—		$—	$(1,699)

Total	$(1,699)	$—		$—	$(1,699)

Russell 2000 Value
Investments:
Assets:
Common Stocks	$5,834,707,977	$204,931		$769,046	$5,835,681,954
Warrants	—	1		—	1
Money Market Funds	756,249,544	—		—	756,249,544

Total	$6,590,957,521	$204,932		$769,046	$6,591,931,499

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(131,860)	$—		$—	$(131,860)

Total	$(131,860)	$—		$—	$(131,860)

Russell 3000
Investments:
Assets:
Common Stocks	$6,303,828,306	$15,796		$35,123	$6,303,879,225
Warrants	—	0	[b]	—	0 [b]
Money Market Funds	228,464,064	—		—	228,464,064

Total	$6,532,292,370	$15,796		$35,123	$6,532,343,289

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$6,467	$—		$—	$6,467
Liabilities:
Futures Contracts	(5,134)	—		—	(5,134)

Total	$1,333	$—		$—	$1,333

Russell Mid-Cap
Investments:
Assets:
Common Stocks	$12,824,799,440	$—		$—	$12,824,799,440
Money Market Funds	864,209,962	—		—	864,209,962

Total	$13,689,009,402	$—		$—	$13,689,009,402

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$132,063	$—		$—	$132,063

Total	$132,063	$—		$—	$132,063

604

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Russell Mid-Cap Growth
Investments:
Assets:
Common Stocks	$6,253,637,304	$—	$—	$6,253,637,304
Money Market Funds	552,555,356	—	—	552,555,356

Total	$6,806,192,660	$—	$—	$6,806,192,660

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$13,946	$—	$—	$13,946

Total	$13,946	$—	$—	$13,946

Russell Mid-Cap Value
Investments:
Assets:
Common Stocks	$6,740,185,989	$—	$—	$6,740,185,989
Money Market Funds	321,016,256	—	—	321,016,256

Total	$7,061,202,245	$—	$—	$7,061,202,245

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(67,243)	$—	$—	$(67,243)

Total	$(67,243)	$—	$—	$(67,243)

Russell Top 200
Investments:
Assets:
Common Stocks	$97,978,194	$—	$—	$97,978,194
Money Market Funds	239,663	—	—	239,663

Total	$98,217,857	$—	$—	$98,217,857

Russell Top 200 Growth
Investments:
Assets:
Common Stocks	$569,162,780	$—	$—	$569,162,780
Money Market Funds	5,675,459	—	—	5,675,459

Total	$574,838,239	$—	$—	$574,838,239

Russell Top 200 Value
Investments:
Assets:
Common Stocks	$157,638,676	$—	$—	$157,638,676
Money Market Funds	126,589	—	—	126,589

Total	$157,765,265	$—	$—	$157,765,265

605

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
S&P 100
Investments:
Assets:
Common Stocks	$4,642,427,979	$—	$—	$4,642,427,979
Money Market Funds	3,557,557	—	—	3,557,557

Total	$4,645,985,536	$—	$—	$4,645,985,536

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$5,429	$—	$—	$5,429

Total	$5,429	$—	$—	$5,429

S&P 500 Growth
Investments:
Assets:
Common Stocks	$14,191,710,781	$—	$—	$14,191,710,781
Money Market Funds	221,518,683	—	—	221,518,683

Total	$14,413,229,464	$—	$—	$14,413,229,464

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$113,341	$—	$—	$113,341

Total	$113,341	$—	$—	$113,341

S&P 500 Value
Investments:
Assets:
Common Stocks	$8,876,788,007	$—	$—	$8,876,788,007
Money Market Funds	37,775,863	—	—	37,775,863

Total	$8,914,563,870	$—	$—	$8,914,563,870

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(10,605)	$—	$—	$(10,605)

Total	$(10,605)	$—	$—	$(10,605)

S&P Mid-Cap 400 Growth
Investments:
Assets:
Common Stocks	$5,344,002,262	$—	$—	$5,344,002,262
Money Market Funds	448,766,782	—	—	448,766,782

Total	$5,792,769,044	$—	$—	$5,792,769,044

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(28,551)	$—	$—	$(28,551)

Total	$(28,551)	$—	$—	$(28,551)

606

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
S&P Mid-Cap 400 Value
Investments:
Assets:
Common Stocks	$3,904,597,363	$—	$—	$3,904,597,363
Money Market Funds	195,823,390	—	—	195,823,390

Total	$4,100,420,753	$—	$—	$4,100,420,753

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(25,159)	$—	$—	$(25,159)

Total	$(25,159)	$—	$—	$(25,159)

S&P Small-Cap 600 Growth
Investments:
Assets:
Common Stocks	$3,506,782,510	$—	$—	$3,506,782,510
Money Market Funds	409,614,093	—	—	409,614,093

Total	$3,916,396,603	$—	$—	$3,916,396,603

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(22,167)	$—	$—	$(22,167)

Total	$(22,167)	$—	$—	$(22,167)

S&P Small-Cap 600 Value
Investments:
Assets:
Common Stocks	$3,219,505,058	$—	$1,774	$3,219,506,832
Money Market Funds	235,801,459	—	—	235,801,459

Total	$3,455,306,517	$—	$1,774	$3,455,308,291

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$44,383	$—	$—	$44,383

Total	$44,383	$—	$—	$44,383

U.S. Aerospace & Defense
Investments:
Assets:
Common Stocks	$702,887,672	$—	$—	$702,887,672
Money Market Funds	16,770,710	—	—	16,770,710

Total	$719,658,382	$—	$—	$719,658,382

U.S. Broker-Dealers & Securities Exchanges
Investments:
Assets:
Common Stocks	$266,117,283	$—	$—	$266,117,283
Money Market Funds	15,489,861	—	—	15,489,861

Total	$281,607,144	$—	$—	$281,607,144

607

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2		Level 3	Total
U.S. Healthcare Providers
Investments:
Assets:
Common Stocks	$720,889,739	$—		$—	$720,889,739
Money Market Funds	87,742,861	—		—	87,742,861

Total	$808,632,600	$—		$—	$808,632,600

U.S. Home Construction
Investments:
Assets:
Common Stocks	$1,931,703,382	$—		$—	$1,931,703,382
Money Market Funds	104,433,698	—		—	104,433,698

Total	$2,036,137,080	$—		$—	$2,036,137,080

U.S. Insurance
Investments:
Assets:
Common Stocks	$130,038,896	$—		$—	$130,038,896
Money Market Funds	2,452,460	—		—	2,452,460

Total	$132,491,356	$—		$—	$132,491,356

U.S. Medical Devices
Investments:
Assets:
Common Stocks	$751,827,990	$—		$—	$751,827,990
Money Market Funds	32,345,077	—		—	32,345,077

Total	$784,173,067	$—		$—	$784,173,067

U.S. Oil & Gas Exploration & Production
Investments:
Assets:
Common Stocks	$365,023,823	$—		$—	$365,023,823
Warrants	—	0	[b]	—	0	[b]
Money Market Funds	22,734,015	—		—	22,734,015

Total	$387,757,838	$0[b]		$—	$387,757,838

U.S. Oil Equipment & Services
Investments:
Assets:
Common Stocks	$248,130,635	$—		$—	$248,130,635
Money Market Funds	25,289,792	—		—	25,289,792

Total	$273,420,427	$—		$—	$273,420,427

U.S. Pharmaceuticals
Investments:
Assets:
Common Stocks	$871,676,085	$—		$—	$871,676,085
Money Market Funds	147,989,264	—		—	147,989,264

Total	$1,019,665,349	$—		$—	$1,019,665,349

608

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
U.S. Preferred Stock
Investments:
Assets:
Preferred Stocks	$14,135,887,671	$—	$—	$14,135,887,671
Money Market Funds	179,305,763	—	—	179,305,763

Total	$14,315,193,434	$—	$—	$14,315,193,434

U.S. Real Estate
Investments:
Assets:
Common Stocks	$4,416,839,203	$—	$—	$4,416,839,203
Money Market Funds	416,904,127	—	—	416,904,127

Total	$4,833,743,330	$—	$—	$4,833,743,330

U.S. Regional Banks
Investments:
Assets:
Common Stocks	$662,532,854	$—	$—	$662,532,854
Money Market Funds	860,047	—	—	860,047

Total	$663,392,901	$—	$—	$663,392,901

U.S. Telecommunications
Investments:
Assets:
Common Stocks	$615,446,482	$—	$1,744,732	$617,191,214
Money Market Funds	77,862,746	—	—	77,862,746

Total	$693,309,228	$—	$1,744,732	$695,053,960

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

609

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

As of December 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia 50	$318,900,723	$46,908,657	$(37,373,584)	$9,535,073
Core S&P 500	67,373,312,749	9,047,284,105	(5,375,423,408)	3,671,860,697
Core S&P Mid-Cap	28,687,433,881	2,724,401,474	(3,100,339,044)	(375,937,570)
Core S&P Small-Cap	18,261,640,484	2,389,873,362	(1,903,734,853)	486,138,509
Core S&P Total U.S. Stock Market	2,749,724,427	404,271,374	(117,333,833)	286,937,541
Core U.S. Growth	1,296,764,010	112,631,977	(35,539,674)	77,092,303
Core U.S. Value	965,767,626	50,515,740	(101,263,683)	(50,747,943)
Currency Hedged JPX-Nikkei 400	6,344,419	198,494	–	198,494
Emerging Markets Infrastructure	51,729,568	8,643,227	(10,943,889)	(2,300,662)
Europe	3,267,952,222	157,092,134	(660,479,958)	(503,387,824)
Global 100	1,628,780,921	288,128,804	(234,431,588)	53,697,216
Global Clean Energy	111,466,334	12,063,406	(22,867,766)	(10,804,360)
Global Consumer Discretionary	501,910,528	19,184,722	(36,571,496)	(17,386,774)
Global Consumer Staples	560,340,997	112,827,798	(26,518,217)	86,309,581
Global Energy	1,244,743,329	15,334,216	(410,046,349)	(394,712,133)
Global Financials	316,873,969	2,606,210	(68,430,023)	(65,823,813)
Global Healthcare	1,314,904,132	268,102,614	(29,311,078)	238,791,536
Global Industrials	195,306,969	19,919,776	(24,385,379)	(4,465,603)
Global Infrastructure	1,118,351,151	73,769,316	(169,747,134)	(95,977,818)
Global Materials	291,864,868	20,091,562	(134,110,551)	(114,018,989)
Global Tech	712,596,084	258,543,812	(56,323,736)	202,220,076
Global Telecom	421,829,160	15,428,242	(69,661,335)	(54,233,093)
Global Timber & Forestry	217,012,298	23,911,287	(17,078,594)	6,832,693
Global Utilities	221,610,206	1,603,570	(62,300,048)	(60,696,478)
iBonds Sep 2016 AMT-Free Muni Bond	135,894,106	368,856	(4,122)	364,734
iBonds Sep 2017 AMT-Free Muni Bond	174,095,684	907,204	(59,783)	847,421
iBonds Sep 2018 AMT-Free Muni Bond	102,577,718	339,150	(77,982)	261,168
iBonds Sep 2019 AMT-Free Muni Bond	79,966,617	327,749	(43,470)	284,279
iBonds Sep 2020 AMT-Free Muni Bond	64,930,133	408,210	(24,785)	383,425
India 50	723,603,870	127,438,011	(65,512,668)	61,925,343
International Developed Property	151,029,982	14,700,046	(22,112,524)	(7,412,478)
International Preferred Stock	40,600,071	—	(12,299,422)	(12,299,422)
JPX-Nikkei 400	125,488,433	12,836,818	(10,709,999)	2,126,819
Latin America 40	1,053,276,900	4,151,058	(485,952,709)	(481,801,651)
Micro-Cap	1,089,824,811	116,454,479	(223,306,638)	(106,852,159)
Mortgage Real Estate Capped	1,245,849,689	41,175,058	(355,349,228)	(314,174,170)
Nasdaq Biotechnology	10,353,501,043	124,767,705	(1,096,173,219)	(971,405,514)
North American Natural Resources	1,900,524,336	26,248,126	(747,167,237)	(720,919,111)
North American Tech	797,404,449	238,478,939	(43,467,236)	195,011,703

610

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
North American Tech-Multimedia Networking	$165,157,374	$6,541,642	$(16,623,006)	$(10,081,364)
North American Tech-Software	1,100,085,281	110,200,695	(58,903,090)	51,297,605
PHLX Semiconductor	471,298,179	2,671,173	(61,457,669)	(58,786,496)
Residential Real Estate Capped	294,853,723	51,962,884	(10,134,723)	41,828,161
Russell 1000	14,243,744,753	2,175,363,390	(966,770,769)	1,208,592,621
Russell 1000 Growth	25,516,451,861	7,848,572,636	(842,327,265)	7,006,245,371
Russell 1000 Value	26,315,388,362	3,871,296,113	(2,538,900,270)	1,332,395,843
Russell 2000	39,488,863,054	326,873,345	(8,322,349,291)	(7,995,475,946)
Russell 2000 Growth	9,068,986,158	576,946,903	(1,224,337,997)	(647,391,094)
Russell 2000 Value	7,409,354,085	422,208,321	(1,239,630,907)	(817,422,586)
Russell 3000	5,451,677,773	1,616,494,320	(535,828,804)	1,080,665,516
Russell Mid-Cap	12,107,137,555	2,733,466,946	(1,151,595,099)	1,581,871,847
Russell Mid-Cap Growth	6,055,039,682	1,119,180,658	(368,027,680)	751,152,978
Russell Mid-Cap Value	7,103,765,987	831,895,566	(874,459,308)	(42,563,742)
Russell Top 200	100,217,642	6,567,358	(8,567,143)	(1,999,785)
Russell Top 200 Growth	446,217,899	139,380,297	(10,759,957)	128,620,340
Russell Top 200 Value	161,499,754	9,703,700	(13,438,189)	(3,734,489)
S&P 100	4,806,109,033	239,156,963	(399,280,460)	(160,123,497)
S&P 500 Growth	11,386,450,937	3,159,588,829	(132,810,302)	3,026,778,527
S&P 500 Value	8,619,596,114	955,943,311	(660,975,555)	294,967,756
S&P Mid-Cap 400 Growth	5,193,403,902	756,066,045	(156,700,903)	599,365,142
S&P Mid-Cap 400 Value	4,189,635,339	383,831,652	(473,046,238)	(89,214,586)
S&P Small-Cap 600 Growth	3,573,940,245	444,226,988	(101,770,630)	342,456,358
S&P Small-Cap 600 Value	3,694,439,724	215,207,461	(454,338,894)	(239,131,433)
U.S. Aerospace & Defense	711,053,726	49,133,957	(40,529,301)	8,604,656
U.S. Broker-Dealers & Securities Exchanges	270,024,885	26,113,813	(14,531,554)	11,582,259
U.S. Healthcare Providers	865,065,431	12,003,368	(68,436,199)	(56,432,831)
U.S. Home Construction	2,185,419,563	77,917,467	(227,199,950)	(149,282,483)
U.S. Insurance	117,081,716	18,565,548	(3,155,908)	15,409,640
U.S. Medical Devices	747,223,527	51,015,863	(14,066,323)	36,949,540
U.S. Oil & Gas Exploration & Production	615,273,181	10,427,046	(237,942,389)	(227,515,343)
U.S. Oil Equipment & Services	460,646,976	1,556,185	(188,782,734)	(187,226,549)
U.S. Pharmaceuticals	1,031,142,427	64,974,238	(76,451,316)	(11,477,078)
U.S. Preferred Stock	14,368,197,746	441,100,810	(494,105,122)	(53,004,312)
U.S. Real Estate	5,306,524,798	50,865,714	(523,647,182)	(472,781,468)
U.S. Regional Banks	670,167,384	12,666,128	(19,440,611)	(6,774,483)
U.S. Telecommunications	755,938,168	14,142,225	(75,026,433)	(60,884,208)

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

611

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of December 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Currency Hedged JPX-Nikkei 400 ETF currently seeks to achieve its investment objective by investing a substantial portion of its assets in an affiliated iShares fund.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the period ended December 31, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Core S&P 500
BlackRock Inc.	475,505	87,586	(68,319)	494,772	$168,479,762	$3,156,695	$7,428,424
PNC Financial Services Group Inc. (The)	1,951,672	322,596	(284,543)	1,989,725	189,640,690	2,981,035	5,755,456

					$358,120,452	$6,137,730	$13,183,880

Core S&P Total U.S. Stock Market
BlackRock Inc.	13,394	5,806	(2,188)	17,012	$5,792,926	$104,219	$(64,640)
PNC Financial Services Group Inc. (The)	55,202	22,829	(9,634)	68,397	6,518,918	93,238	(9,983)

					$12,311,844	$197,457	$(74,623)

612

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Core U.S. Growth
BlackRock Inc.	2,410	2,778	(592)	4,596	$1,565,030	$18,765	$13,612

Core U.S. Value
BlackRock Inc.	6,325	2,853	(2,012)	7,166	$2,440,166	$42,102	$170,527
PennyMac Financial Services Inc. Class A	726	—	—	726	11,151	—	—
PennyMac Mortgage Investment Trust	2,669	—	—	2,669	40,729	5,765	—
PNC Financial Services Group Inc. (The)	42,866	17,705	(17,119)	43,452	4,141,410	60,988	219,473

					$6,633,456	$108,855	$390,000

Currency Hedged JPX-Nikkei 400
iShares JPX-Nikkei 400 ETF	—	127,420	(2,943)	124,477	$6,540,022	$40,080	$(1,482)

Global Financials
BlackRock Inc.	4,732	5,699	(5,637)	4,794	$1,632,453	$39,177	$291,272
PNC Financial Services Group Inc. (The)	19,929	23,367	(23,838)	19,458	1,854,542	30,904	327,790

					$3,486,995	$70,081	$619,062

Mortgage Real Estate Capped
PennyMac Mortgage Investment Trust	1,226,313	—	—	1,226,313	$18,713,536	$1,900,785	$—

Russell 1000
BlackRock Inc.	68,573	33,527	(9,738)	92,362	$31,451,108	$503,835	$1,063,188
PNC Financial Services Group Inc. (The)	287,284	137,339	(43,368)	381,255	36,337,414	452,883	908,446

					$67,788,522	$956,718	$1,971,634

Russell 1000 Growth
BlackRock Inc.	129,242	21,752	(31,844)	119,150	$40,572,958	$780,161	$1,540,270

Russell 1000 Value
BlackRock Inc.	199,140	58,888	(21,133)	236,895	$80,667,485	$1,386,162	$1,947,970
PNC Financial Services Group Inc. (The)	1,349,959	371,233	(287,339)	1,433,853	136,660,529	2,007,180	3,251,025

					$217,328,014	$3,393,342	$5,198,995

613

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Russell 2000
PennyMac Financial Services Inc. Class A	224,219	—	—	224,219	$3,444,004	$—	$—
PennyMac Mortgage Investment Trust	880,631	—	—	880,631	13,438,429	1,902,163	—

					$16,882,433	$1,902,163	$—

Russell 2000 Value
PennyMac Financial Services Inc. Class A	93,191	—	—	93,191	$1,431,414	$—	$—
PennyMac Mortgage Investment Trust	500,253	—	(23,415)	476,838	7,276,548	1,044,253	(194,052)

					$8,707,962	$1,044,253	$(194,052)

Russell 3000
BlackRock Inc.	35,490	3,219	(2,892)	35,817	$12,196,405	$227,302	$327,235
PennyMac Financial Services Inc. Class A	3,152	—	—	3,152	48,415	—	—
PennyMac Mortgage Investment Trust	14,647	—	—	14,647	223,513	31,638	—
PNC Financial Services Group Inc. (The)	148,450	15,152	(15,889)	147,713	14,078,526	218,369	280,632

					$26,546,859	$477,309	$607,867

Russell Top 200
BlackRock Inc.	821	79	(53)	847	$288,421	$5,559	$(131)
PNC Financial Services Group Inc. (The)	3,439	340	(263)	3,516	335,110	5,311	842

					$623,531	$10,870	$711

Russell Top 200 Growth
BlackRock Inc.	4,278	470	(1,756)	2,992	$1,018,836	$21,323	$181,166

Russell Top 200 Value
BlackRock Inc.	2,031	235	(310)	1,956	$666,057	$12,829	$9,486
PNC Financial Services Group Inc. (The)	13,762	1,608	(3,531)	11,839	1,128,375	19,198	28,549

					$1,794,432	$32,027	$38,035

S&P 100
BlackRock Inc.	—	59,470	(7,679)	51,791	$17,635,871	$109,824	$1,617

S&P 500 Growth
BlackRock Inc.	107,365	25,032	(13,044)	119,353	$40,642,084	$719,263	$1,774,345

614

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
S&P 500 Value
BlackRock Inc.	42,903	11,678	(4,601)	49,980	$17,019,190	$297,263	$(77,753)
PNC Financial Services Group Inc. (The)	489,084	122,035	(95,138)	515,981	49,178,149	774,615	651,935

					$66,197,339	$1,071,878	$574,182

U.S. Preferred Stock
PNC Financial Services Group Inc. (The) Series P	4,666,113	944,932	(402,043)	5,209,002	$148,664,917	$5,419,282	$39,228
PNC Financial Services Group Inc. (The) Series Q	1,525,671	428,695	(129,843)	1,824,523	46,616,563	1,634,887	154,345

					$195,281,480	$7,054,169	$193,573

U.S. Regional Banks
PNC Financial Services Group Inc. (The)	719,596	510,404	(396,307)	833,693	$79,459,280	$619,755	$6,094,063

U.S. Telecommunications
Spok Holdings Inc.[a]	1,175,952	627,505	(949,210)	854,247	$15,649,805	$404,019	$(325,534)

[a]	Not an affiliate at the end of the period.

3.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

4.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter and not on an organized exchange. The contract is marked-

615

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

616

Item 2. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: February 26, 2016

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: February 26, 2016